                          PROSPECTUS DATED MAY 1, 2005

                                      FOR

                  NEW YORK LIFE LIFESTAGES(R) VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
             51 MADISON AVENUE, ROOM 651, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life LifeStages(R) Variable Annuity policies issued by New York Life Insurance and Annuity Corporation, ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement or other long-term planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals, (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among the Fixed Account option, three general account options specifically for the Dollar Cost Averaging Advantage Plan and the variable Investment Divisions listed below.

-    MainStay VP Balanced--Service Class
-    MainStay VP Basic Value
     (formerly MainStay VP Dreyfus Large Company Value)
-    MainStay VP Bond
-    MainStay VP Capital Appreciation
-    MainStay VP Cash Management
-    MainStay VP Common Stock
-    MainStay VP Convertible
-    MainStay VP Developing Growth
     (formerly MainStay VP Lord Abbett Developing Growth)
-    MainStay VP Floating Rate--Service Class
-    MainStay VP Government
-    MainStay VP Growth
     (formerly MainStay VP Eagle Asset Management Growth
     Equity)
-    MainStay VP High Yield Corporate Bond
-    MainStay VP Income & Growth
     (formerly MainStay VP American Century Income &
     Growth)
-    MainStay VP International Equity
-    MainStay VP Mid Cap Core
-    MainStay VP Mid Cap Growth
-    MainStay VP Mid Cap Value
-    MainStay VP S&P 500 Index
-    MainStay VP Small Cap Growth
-    MainStay VP Total Return
-    MainStay VP Value
-    Alger American Small Capitalization
-    Calvert Social Balanced
-    Colonial Small Cap Value Fund, Variable Series--Class
     B
-    Dreyfus IP Technology Growth
-    Fidelity(R) VIP Contrafund(R)
-    Fidelity(R) VIP Equity-Income
-    Fidelity(R) VIP Mid Cap--Service Class 2
-    Janus Aspen Series Balanced
-    Janus Aspen Series Worldwide Growth
-    MFS(R) Investors Trust Series
-    MFS(R) Research Series
-    MFS(R) Utilities Series--Service Class
-    Neuberger Berman AMT Mid-Cap Growth--Class S
-    Royce Micro-Cap Portfolio
-    Royce Small-Cap Portfolio
-    T. Rowe Price Equity Income Portfolio
-    Van Eck Worldwide Hard Assets
-    Van Kampen UIF Emerging Markets Equity
-    Victory VIF Diversified Stock--Class A Shares

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.
     We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, The Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., the Van Eck Worldwide Insurance Trust and Victory Variable Insurance Funds (the "Funds", each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information, ("SAI"), dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission, ("SEC"), and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address above.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                         PAGE
                                         ----
DEFINITIONS............................    3
TABLE OF FEES AND EXPENSES.............    4
QUESTIONS AND ANSWERS ABOUT
  LIFESTAGES(R) VARIABLE ANNUITY.......   19
  How Do I Contact NYLIAC?.............   22
FINANCIAL STATEMENTS...................   23
CONDENSED FINANCIAL INFORMATION........   24
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   31
  New York Life Insurance and Annuity
     Corporation.......................   31
  The Separate Account.................   31
  The Portfolios.......................   31
  Additions, Deletions or Substitutions
     of Investments....................   34
  Reinvestment.........................   34
THE POLICIES...........................   34
  Selecting the Variable Annuity That's
     Right for You.....................   35
  Qualified and Non-Qualified
     Policies..........................   37
  Policy Application and Premium
     Payments..........................   37
  Payments Returned for Insufficient
     Funds.............................   38
  Your Right to Cancel ("Free Look")...   38
  Issue Ages...........................   38
  Transfers............................   39
     Limits on Transfers...............   39
  Virtual Service Center and
     Interactive Voice Response
     System............................   41
  Dollar Cost Averaging ("DCA")
     Programs..........................   42
     (a) Traditional Dollar  Cost
         Averaging.....................   43
     (b) The DCA Advantage  Plan.......   43
  Automatic Asset Reallocation.........   44
  Interest Sweep.......................   44
  Accumulation Period..................   45
     (a) Crediting of Premium
          Payments.....................   45
     (b) Valuation of Accumulation
          Units........................   45
  Riders...............................   45
     (a) Living Needs Benefit Rider....   45
     (b) Unemployment Benefit  Rider...   46
     (c) Investment Protection Plan
         Rider (optional)..............   46
     (d) Enhanced Beneficiary Benefit
         Rider (optional)..............   47
     (e) Enhanced Spousal Continuance
         Rider (optional)..............   49
     (f) Upromise Account Rider
         (optional)....................   50
  Policyowner Inquiries................   50
  Records and Reports..................   50
CHARGES AND DEDUCTIONS.................   50
  Surrender Charges....................   50
  Amount of Surrender Charge...........   51
  Exceptions to Surrender Charges......   51
  Other Charges........................   51

                                         PAGE
                                         ----
     (a) Mortality and Expense Risk
          Charges......................   51
     (b) Administration Fee............   52
     (c) Policy Service Charge.........   52
     (d) Fund Charges..................   52
     (e) Investment Protection Plan
         Rider Charge (optional).......   52
     (f) Rider Risk Charge Adjustment
         (optional)....................   52
     (g) Transfer Fees.................   53
     (h) Enhanced Beneficiary Benefit
         Rider Charge..................   53
  Group and Sponsored Arrangements.....   53
  Taxes................................   53
DISTRIBUTIONS UNDER THE POLICY.........   54
  Surrenders and Withdrawals...........   54
     (a) Surrenders....................   54
     (b) Partial Withdrawals...........   54
     (c) Periodic Partial
         Withdrawals...................   55
     (d) Hardship Withdrawals..........   55
  Required Minimum Distribution
      Option...........................   55
  Our Right to Cancel..................   55
  Annuity Commencement Date............   55
  Death Before Annuity Commencement....   56
  Income Payments......................   57
     (a) Election of Income Payment
          Options......................   57
     (b) Proof of Survivorship.........   57
  Delay of Payments....................   58
  Designation of Beneficiary...........   58
  Restrictions Under Code Section
     403(b)(11)........................   58
  Loans................................   58
THE FIXED ACCOUNT......................   59
     (a) Interest Crediting............   59
     (b) Transfers to Investment
          Divisions....................   60
     (c) Fixed Account Initial  Premium
         Guarantee.....................   60
THE DCA ADVANTAGE PLAN ACCOUNTS........   60
FEDERAL TAX MATTERS....................   61
  Introduction.........................   61
  Taxation of Annuities in General.....   61
  Qualified Policies...................   62
     (a) 403(b) Plans..................   62
     (b) Individual Retirement
          Annuities....................   62
     (c) Roth Individual Retirement
          Annuities....................   62
     (d) Deferred Compensation
          Plans........................   63
     (e) Inherited IRAs................   63
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   63
VOTING RIGHTS..........................   63
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   65

THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING (DCA) ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS (PORTFOLIOS)--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Surrender Charge                                          Current and Guaranteed Maximum: 7% of amount
 (as a % of amount withdrawn)                              withdrawn(1)
 Transfer Fee                                              Current: No charge.
                                                           Guaranteed Maximum: $30 per transfer for each transfer
                                                           over 12 in a Policy Year.

1 In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 6% during Payment Year 4; 5% during Payment Year 5; 4% during Payment Year 6; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

 -----------------------------------------------------------------------------------------------------------------
                         CHARGE                            AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Annual Policy Service Charge                              Lesser of $30 or 2% of the Accumulation Value for
                                                           policies with less than $20,000 Accumulation Value
 Separate Account Annual Expenses Charge                   Current and Guaranteed Maximum: 1.40% (annualized) of
                                                           the daily average Variable Accumulation Value,
                                                           including mortality and expense risk and administrative
                                                           fees.)
 Optional Riders
   - Investment Protection Plan Rider Charge               Current: 0.45% (annualized) of the amount that is
                                                           guaranteed, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the amount
                                                           that is guaranteed, deducted on a quarterly basis.
   - Rider Risk Adjustment Charge                          Current: Contact your Registered Representative(1).
                                                           Guaranteed Maximum: 2.00% (annualized) of the amount
                                                           that is guaranteed for cancellation of the Investment
                                                           Protection Plan.
   - Enhanced Beneficiary Benefit Rider Charge             Current: 0.30% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the Policy's
                                                           Accumulation Value, deducted on a quarterly basis.

(1) The maximum for the Rider Risk Adjustment is 2.00% (annualized). However, We may set a lower charge at Our sole discretion. Contact your Registered Representative to determine the percentage We are currently charging before you select this feature.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)




 ------------------------------------------------------------------------------------
                                                                 MINIMUM     MAXIMUM
 ------------------------------------------------------------------------------------
 For policies purchased on or after June 2, 2003: Expenses        0.55%       2.06%
 that are deducted from the Investment Division assets,
 including management fees, 12b-1 fees, administration fees
 and other expenses as of 12/31/04.
 For policies purchased prior to June 2, 2003: Expenses that      0.39%       1.71%
 are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
 expenses as of 12/31/04.


 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                                          ADMINISTRATION                   OTHER       ANNUAL
                           FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced -- Service Class                       0.55%           0.20%           0.25%        0.11%(b)    1.11%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value* -- Service Class                   0.60%           0.20%           0.25%        0.16%       1.21%(c)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Basic Value* -- Initial Class                   0.60%           0.20%           0.00%        0.16%       0.96%(c)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Bond -- Service Class                           0.25%           0.20%           0.25%        0.09%       0.79%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Bond -- Initial Class                           0.25%           0.20%           0.00%        0.09%       0.54%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Capital Appreciation -- Service Class           0.36%           0.20%           0.25%        0.09%       0.90%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Capital Appreciation -- Initial Class           0.36%           0.20%           0.00%        0.09%       0.65%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Cash Management                                 0.25%           0.20%           0.00%        0.10%       0.55%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock -- Service Class                   0.25%           0.20%           0.25%        0.08%       0.78%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Common Stock -- Initial Class                   0.25%           0.20%           0.00%        0.08%       0.53%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Convertible -- Service Class                    0.36%           0.20%           0.25%        0.10%       0.91%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Convertible -- Initial Class                    0.36%           0.20%           0.00%        0.10%       0.66%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Developing Growth** -- Service Class            0.60%           0.20%           0.25%        0.28%       1.33%(d)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Developing Growth** -- Initial Class            0.60%           0.20%           0.00%        0.28%       1.08%(d)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Floating Rate -- Service Class                  0.40%           0.20%           0.25%        0.19%(b)    1.04%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Government -- Service Class                     0.30%           0.20%           0.25%        0.09%       0.84%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Government -- Initial Class                     0.30%           0.20%           0.00%        0.09%       0.59%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Growth*** -- Service Class                      0.50%           0.20%           0.25%        0.15%       1.10%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Growth*** -- Initial Class                      0.50%           0.20%           0.00%        0.15%       0.85%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate Bond -- Service Class      0.30%           0.20%           0.25%        0.09%       0.84%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP High Yield Corporate Bond -- Initial Class      0.30%           0.20%           0.00%        0.09%       0.59%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Income & Growth**** -- Service Class            0.50%           0.20%           0.25%        0.20%       1.15%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Income & Growth**** -- Initial Class            0.50%           0.20%           0.00%        0.20%       0.90%
  -----------------------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                                          ADMINISTRATION                   OTHER       ANNUAL
                           FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP International Equity -- Service Class           0.60%           0.20%           0.25%        0.19%       1.24%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP International Equity -- Initial Class           0.60%           0.20%           0.00%        0.19%       0.99%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Core -- Service Class                   0.85% (e)       0.00%           0.25%        0.19%       1.29%(f)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Core -- Initial Class                   0.85% (e)       0.00%           0.00%        0.19%       1.04%(f)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Growth -- Service Class                 0.75% (e)       0.00%           0.25%        0.13%       1.13%(g)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Growth -- Initial Class                 0.75% (e)       0.00%           0.00%        0.13%       0.88%(g)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Value -- Service Class                  0.70% (e)       0.00%           0.25%        0.11%       1.06%(h)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Value -- Initial Class                  0.70% (e)       0.00%           0.00%        0.11%       0.81%(h)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index -- Service Class                  0.10%           0.20%           0.25%        0.09%       0.64%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index -- Initial Class                  0.10%           0.20%           0.00%        0.09%       0.39%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Small Cap Growth -- Service Class               0.90% (e)       0.00%           0.25%        0.14%       1.29%(i)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Small Cap Growth -- Initial Class               0.90% (e)       0.00%           0.00%        0.14%       1.04%(i)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Total Return -- Service Class                   0.32%           0.20%           0.25%        0.10%       0.87%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Total Return -- Initial Class                   0.32%           0.20%           0.00%        0.10%       0.62%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Value -- Service Class                          0.36%           0.20%           0.25%        0.09%       0.90%
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Value -- Initial Class                          0.36%           0.20%           0.00%        0.09%       0.65%
  -----------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization -- Class S Shares       0.85%           0.00%           0.25%        0.12%       1.22%
  -----------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization -- Class O Shares       0.85%           0.00%           0.00%        0.12%       0.97%
  -----------------------------------------------------------------------------------------------------------------------------
  Calvert Social Balanced                                     0.425%          0.275%          0.00%        0.21%       0.91%
  -----------------------------------------------------------------------------------------------------------------------------
  Colonial Small Cap Value Fund, Variable Series -- Class
    B                                                         0.80%           0.00%           0.25%(j)     0.17%       1.22%(j)
  -----------------------------------------------------------------------------------------------------------------------------
  Dreyfus IP Technology Growth -- Service Shares              0.75%           0.00%           0.25%        0.10%       1.10%
  -----------------------------------------------------------------------------------------------------------------------------
  Dreyfus IP Technology Growth -- Initial Shares              0.75%           0.00%           0.00%        0.10%       0.85%
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Contrafund(R) -- Service Class 2            0.57%           0.00%           0.25%        0.11%       0.93%(k)
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Contrafund(R) -- Initial Class              0.57%           0.00%           0.00%        0.11%       0.68%(k)
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Equity-Income -- Service Class 2            0.47%           0.00%           0.25%        0.11%       0.83%(l)
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Equity-Income -- Initial Class              0.47%           0.00%           0.00%        0.11%       0.58%(l)
  -----------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Mid Cap -- Service Class 2                  0.57%           0.00%           0.25%        0.14%       0.96%(m)
  -----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Balanced -- Service Shares               0.55%           0.00%           0.25%        0.01%       0.81%(n)
  -----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Balanced -- Institutional Shares         0.55%           0.00%           0.00%        0.01%       0.56%(n)
  -----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Worldwide Growth -- Service Shares       0.60%           0.00%           0.25%        0.03%       0.88%(n)
  -----------------------------------------------------------------------------------------------------------------------------
  Janus Aspen Series Worldwide Growth -- Institutional
    Shares                                                    0.60%           0.00%           0.00%        0.03%       0.63%(n)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class              0.75%           0.00%           0.25%        0.11%       1.11%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Initial Class              0.75%           0.00%           0.00%        0.11%       0.86%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series -- Service Class                     0.75%           0.00%           0.25%        0.13%       1.13%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series -- Initial Class                     0.75%           0.00%           0.00%        0.13%       0.88%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class                    0.75%           0.00%           0.25%        0.14%       1.14%(o)
  -----------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Mid-Cap Growth -- Class S              0.84%           0.00%           0.25%        0.08%       1.17%(p)
  -----------------------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                                          ADMINISTRATION                   OTHER       ANNUAL
                           FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  Royce Micro-Cap Portfolio                                   1.25%           0.00%           0.00%        0.09%       1.34%
  -----------------------------------------------------------------------------------------------------------------------------
  Royce Small-Cap Portfolio                                   1.00%           0.00%           0.00%        0.14%       1.14%
  -----------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Portfolio -- II                 0.85%           0.00%           0.25%        0.00%       1.10%(q)
  -----------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Portfolio                       0.85%           0.00%           0.00%        0.00%       0.85%(q)
  -----------------------------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets                               1.00%           0.00%           0.00%        0.20%       1.20%
  -----------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Equity -- Class II          1.25%           0.00%           0.35%        0.46%       2.06%(r)
  -----------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Equity -- Class I           1.25%           0.00%           0.00%        0.46%       1.71%(s)
  -----------------------------------------------------------------------------------------------------------------------------
  Victory VIF Diversified Stock -- Class A Shares             0.30%           0.00%           0.25%        0.86%       1.41%(t)
  -----------------------------------------------------------------------------------------------------------------------------

   * Formerly MainStay VP Dreyfus Large Company Value

  ** Formerly MainStay VP Lord Abbett Developing Growth

 *** Formerly MainStay VP Eagle Asset Management Growth Equity

**** Formerly MainStay VP American Century Income & Growth

 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (b) The Portfolio's Other Expenses are based upon estimates of the expenses that the Portfolio will incur for the current fiscal year.

 (c) NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2004, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.91% for Initial Class Shares and 1.16% for Service Class Shares. This waiver may be discontinued at any time without notice.

 (d) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.15% of average daily net assets for Initial Class Shares or 1.40% of average daily net assets for Service Class Shares. These waivers and/or reimbursements may be discontinued at any time without notice.

 (e) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.

 (f) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.98% of average daily net assets for Initial Class Shares and 1.23% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (g) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.97% of average daily net assets for Initial Class Shares and 1.22% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.


 (h) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.89% of average daily net assets for Initial Class Shares and 1.14% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.


 (i) Effective January 1, 2005, the Portfolio's Management Fee was reduced from 1.00% to 0.90%. NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.95% of average daily net assets for Initial Class Shares and 1.20% of average daily net assets for Service Class Shares. If NYLIM's waivers and/or reimbursements had been in effect for the year ending December 31, 2004, the Management Fee paid by the Portfolio would have been 0.81% and Total Portfolio Operating Expenses for the Portfolio would have been 0.95% for Initial Class Shares and 1.20% for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (j) The Fund's adviser and distributor have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver and reimbursement were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the adviser or distributor at any time.

 (k) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.66% for Initial Class and 0.91% for Service Class 2. These offsets may be discontinued at any time.

 (l) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for the Initial Class and 0.82% for Service Class 2. These offsets may be discontinued at any time.

 (m) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Service Class 2. These offsets may be discontinued at any time.

 (n) All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolio's management fees, effective July 1, 2004.

 (o) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.85% for Investors Trust Series, Initial Class and 1.10% for Service Class; 0.87% for Research Series, Initial Class and 1.12% for Service Class; and 1.13% for Utilities Series, Service Class.

 (p) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid-Cap Growth (Class S) Portfolios. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

 (q) The Portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the Portfolio's independent directors. The fee is based on Portfolio average daily net assets and is calculated and accrued daily.

 (r) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The Portfolio distributor has also voluntarily agreed to waive a portion of its 12b-1 fee for Class II shares.

 (s) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares.

 (t) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.34%. This voluntary waiver/reimbursement may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

Examples

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, contract owner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $20,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes under surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $  931.36   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................  $  974.55   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................  $  960.16   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................  $1,003.34   $1,110.18   $1,876.95   $3,891.12

MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders...................  $  940.94   $  912.84   $1,552.52   $3,268.12
with IPP Rider.......................  $  984.08   $1,048.97   $1,775.80   $3,694.25
with EBB Rider.......................  $  969.70   $1,003.74   $1,701.85   $3,554.34
with IPP & EBB Riders................  $1,012.85   $1,139.88   $1,925.13   $3,980.46

MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................  $  900.72   $  784.80   $1,340.53   $2,853.31
with IPP Rider.......................  $  944.05   $  922.70   $1,568.75   $3,299.47
with EBB Rider.......................  $  929.61   $  876.88   $1,493.17   $3,152.97
with IPP & EBB Riders................  $  972.93   $1,014.78   $1,721.39   $3,599.15

MAINSTAY VP CAPITAL APPRECIATION--
  SERVICE CLASS
without any Riders...................  $  911.25   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................  $  954.53   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................  $  940.10   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................  $  983.38   $1,047.64   $1,775.09   $3,700.56

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $  877.74   $  711.14   $1,217.71   $2,608.40
with IPP Rider.......................  $  921.17   $  850.05   $1,448.79   $3,066.38
with EBB Rider.......................  $  906.69   $  803.90   $1,372.26   $2,916.00
with IPP & EBB Riders................  $  950.13   $  942.80   $1,603.33   $3,373.99

MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders...................  $  899.76   $  781.74   $1,335.44   $2,843.21
with IPP Rider.......................  $  943.09   $  919.68   $1,563.77   $3,289.86
with EBB Rider.......................  $  928.65   $  873.84   $1,488.14   $3,143.20
with IPP & EBB Riders................  $  971.98   $1,011.78   $1,716.49   $3,589.87

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $  931.36   $1,553.38   $2,002.15   $3,170.92
with IPP Rider.......................  $  974.55   $1,680.88   $2,215.42   $3,601.74
with EBB Rider.......................  $  960.16   $1,638.53   $2,144.79   $3,460.29
with IPP & EBB Riders................  $1,003.34   $1,766.03   $2,358.06   $3,891.12
MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders...................  $  940.94   $1,581.75   $2,049.79   $3,268.12
with IPP Rider.......................  $  984.08   $1,708.87   $2,261.94   $3,694.25
with EBB Rider.......................  $  969.70   $1,666.63   $2,191.68   $3,554.34
with IPP & EBB Riders................  $1,012.85   $1,793.75   $2,403.84   $3,980.46
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................  $  900.72   $1,462.19   $1,848.35   $2,853.31
with IPP Rider.......................  $  944.05   $1,590.96   $2,065.21   $3,299.47
with EBB Rider.......................  $  929.61   $1,548.18   $1,993.39   $3,152.97
with IPP & EBB Riders................  $  972.93   $1,676.94   $2,210.25   $3,599.15
MAINSTAY VP CAPITAL APPRECIATION--
  SERVICE CLASS
without any Riders...................  $  911.25   $1,493.60   $1,901.45   $2,963.61
with IPP Rider.......................  $  954.53   $1,621.93   $2,117.06   $3,404.45
with EBB Rider.......................  $  940.10   $1,579.29   $2,045.66   $3,259.73
with IPP & EBB Riders................  $  983.38   $1,707.63   $2,261.28   $3,700.56
MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $  877.74   $1,393.40   $1,731.63   $2,608.40
with IPP Rider.......................  $  921.17   $1,523.12   $1,951.22   $3,066.38
with EBB Rider.......................  $  906.69   $1,480.02   $1,878.50   $2,916.00
with IPP & EBB Riders................  $  950.13   $1,609.73   $2,098.08   $3,373.99
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders...................  $  899.76   $1,459.33   $1,843.51   $2,843.21
with IPP Rider.......................  $  943.09   $1,588.13   $2,060.48   $3,289.86
with EBB Rider.......................  $  928.65   $1,545.33   $1,988.62   $3,143.20
with IPP & EBB Riders................  $  971.98   $1,674.14   $2,205.60   $3,589.87

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $288.01   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................  $334.10   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................  $318.74   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................  $364.83   $1,110.18   $1,876.95   $3,891.12
MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders...................  $298.23   $  912.84   $1,552.52   $3,268.12
with IPP Rider.......................  $344.27   $1,048.97   $1,775.80   $3,694.25
with EBB Rider.......................  $328.92   $1,003.74   $1,701.85   $3,554.34
with IPP & EBB Riders................  $374.97   $1,139.88   $1,925.13   $3,980.46
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................  $255.31   $  784.80   $1,340.53   $2,853.31
with IPP Rider.......................  $301.55   $  922.70   $1,568.75   $3,299.47
with EBB Rider.......................  $286.13   $  876.88   $1,493.17   $3,152.97
with IPP & EBB Riders................  $332.37   $1,014.78   $1,721.39   $3,599.15
MAINSTAY VP CAPITAL APPRECIATION--
  SERVICE CLASS
without any Riders...................  $266.54   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................  $312.73   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................  $297.34   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................  $343.52   $1,047.64   $1,775.09   $3,700.56
MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $230.78   $  711.14   $1,217.71   $2,608.40
with IPP Rider.......................  $277.13   $  850.05   $1,448.79   $3,066.38
with EBB Rider.......................  $261.68   $  803.90   $1,372.26   $2,916.00
with IPP & EBB Riders................  $308.03   $  942.80   $1,603.33   $3,373.99
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders...................  $254.28   $  781.74   $1,335.44   $2,843.21
with IPP Rider.......................  $300.52   $  919.68   $1,563.77   $3,289.86
with EBB Rider.......................  $285.11   $  873.84   $1,488.14   $3,143.20
with IPP & EBB Riders................  $331.35   $1,011.78   $1,716.49   $3,589.87

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders...................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,050.64   $1,779.97   $3,709.73

MAINSTAY VP DEVELOPING GROWTH--
  SERVICE CLASS
without any Riders...................  $  952.43   $  949.23   $1,612.40   $3,383.48
with IPP Rider.......................  $  995.52   $1,084.85   $1,834.29   $3,804.04
with EBB Rider.......................  $  981.16   $1,039.79   $1,760.79   $3,665.95
with IPP & EBB Riders................  $1,024.25   $1,175.42   $1,982.67   $4,086.50

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $  924.66   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................  $  967.87   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................  $  953.47   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................  $  996.69   $1,089.37   $1,843.10   $3,828.04

MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................  $  905.51   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................  $  948.81   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................  $  934.38   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................  $  977.68   $1,029.72   $1,745.83   $3,645.38

MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders...................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,107.21   $1,872.11   $3,882.12

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...................  $  905.51   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................  $  948.81   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................  $  934.38   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................  $  977.68   $1,029.72   $1,745.83   $3,645.38

MAINSTAY VP INCOME & GROWTH--SERVICE
  CLASS
without any Riders...................  $  935.19   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................  $  978.36   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................  $  963.97   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................  $1,007.15   $1,122.07   $1,896.25   $3,926.96

MAINSTAY VP INTERNATIONAL EQUITY--
  SERVICE CLASS
without any Riders...................  $  943.81   $  921.95   $1,567.51   $3,297.08
with IPP Rider.......................  $  986.94   $1,057.95   $1,790.45   $3,721.81
with EBB Rider.......................  $  972.56   $1,012.76   $1,716.61   $3,582.36
with IPP & EBB Riders................  $1,015.69   $1,148.76   $1,939.53   $4,007.08

MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders...................  $  948.60   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................  $  991.71   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................  $  977.34   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................  $1,020.45   $1,163.58   $1,963.54   $4,051.30

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders...................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,710.42   $2,265.92   $3,709.73
MAINSTAY VP DEVELOPING GROWTH--
  SERVICE CLASS
without any Riders...................  $  952.43   $1,615.73   $2,106.69   $3,383.48
with IPP Rider.......................  $  995.52   $1,742.37   $2,317.52   $3,804.04
with EBB Rider.......................  $  981.16   $1,700.29   $2,247.69   $3,665.95
with IPP & EBB Riders................  $1,024.25   $1,826.93   $2,458.52   $4,086.50
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $  924.66   $1,533.48   $1,968.68   $3,102.28
with IPP Rider.......................  $  967.87   $1,661.27   $2,182.74   $3,536.44
with EBB Rider.......................  $  953.47   $1,618.80   $2,111.83   $3,393.89
with IPP & EBB Riders................  $  996.69   $1,746.59   $2,325.90   $3,828.04
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................  $  905.51   $1,476.47   $1,872.51   $2,903.59
with IPP Rider.......................  $  948.81   $1,605.05   $2,088.82   $3,347.33
with EBB Rider.......................  $  934.38   $1,562.32   $2,017.17   $3,201.62
with IPP & EBB Riders................  $  977.68   $1,690.89   $2,233.48   $3,645.38
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders...................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...................  $  905.51   $1,476.47   $1,872.51   $2,903.59
with IPP Rider.......................  $  948.81   $1,605.05   $2,088.82   $3,347.33
with EBB Rider.......................  $  934.38   $1,562.32   $2,017.17   $3,201.62
with IPP & EBB Riders................  $  977.68   $1,690.89   $2,233.48   $3,645.38
MAINSTAY VP INCOME & GROWTH--SERVICE
  CLASS
without any Riders...................  $  935.19   $1,564.74   $2,021.23   $3,209.91
with IPP Rider.......................  $  978.36   $1,692.08   $2,234.05   $3,638.84
with EBB Rider.......................  $  963.97   $1,649.78   $2,163.57   $3,498.03
with IPP & EBB Riders................  $1,007.15   $1,777.12   $2,376.40   $3,926.96
MAINSTAY VP INTERNATIONAL EQUITY--
  SERVICE CLASS
without any Riders...................  $  943.81   $1,590.25   $2,064.03   $3,297.08
with IPP Rider.......................  $  986.94   $1,717.25   $2,275.86   $3,721.81
with EBB Rider.......................  $  972.56   $1,675.05   $2,205.71   $3,582.36
with IPP & EBB Riders................  $1,015.69   $1,802.04   $2,417.53   $4,007.08
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders...................  $  948.60   $1,604.41   $2,087.75   $3,345.17
with IPP Rider.......................  $  991.71   $1,731.21   $2,299.02   $3,767.57
with EBB Rider.......................  $  977.34   $1,689.08   $2,229.05   $3,628.88
with IPP & EBB Riders................  $1,020.45   $1,815.88   $2,440.33   $4,051.30

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders...................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $344.54   $1,050.64   $1,779.97   $3,709.73
MAINSTAY VP DEVELOPING GROWTH--
  SERVICE CLASS
without any Riders...................  $310.49   $  949.23   $1,612.40   $3,383.48
with IPP Rider.......................  $356.48   $1,084.85   $1,834.29   $3,804.04
with EBB Rider.......................  $341.15   $1,039.79   $1,760.79   $3,665.95
with IPP & EBB Riders................  $387.14   $1,175.42   $1,982.67   $4,086.50
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $280.85   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................  $326.97   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................  $311.60   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................  $357.72   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................  $260.41   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................  $306.63   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................  $291.22   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................  $337.44   $1,029.72   $1,745.83   $3,645.38
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders...................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $363.81   $1,107.21   $1,872.11   $3,882.12
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...................  $260.41   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................  $306.63   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................  $291.22   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................  $337.44   $1,029.72   $1,745.83   $3,645.38
MAINSTAY VP INCOME & GROWTH--SERVICE
  CLASS
without any Riders...................  $292.10   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................  $338.17   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................  $322.81   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................  $368.89   $1,122.07   $1,896.25   $3,926.96
MAINSTAY VP INTERNATIONAL EQUITY--
  SERVICE CLASS
without any Riders...................  $301.29   $  921.95   $1,567.51   $3,297.08
with IPP Rider.......................  $347.32   $1,057.95   $1,790.45   $3,721.81
with EBB Rider.......................  $331.98   $1,012.76   $1,716.61   $3,582.36
with IPP & EBB Riders................  $378.01   $1,148.76   $1,939.53   $4,007.08
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders...................  $306.40   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................  $352.41   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................  $337.08   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................  $383.08   $1,163.58   $1,963.54   $4,051.30

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders...................  $  933.28   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................  $  976.46   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................  $  962.07   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................  $1,005.25   $1,116.13   $1,886.60   $3,909.06

MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders...................  $  926.57   $  867.24   $1,477.23   $3,121.94
with IPP Rider.......................  $  969.78   $1,004.00   $1,702.27   $3,555.15
with EBB Rider.......................  $  955.38   $  958.56   $1,627.74   $3,412.91
with IPP & EBB Riders................  $  998.59   $1,095.32   $1,852.78   $3,846.12

MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders...................  $  886.35   $  738.81   $1,263.91   $2,700.92
with IPP Rider.......................  $  929.75   $  877.33   $1,493.92   $3,154.44
with EBB Rider.......................  $  915.28   $  831.29   $1,417.73   $3,005.53
with IPP & EBB Riders................  $  958.67   $  969.83   $1,647.73   $3,459.05

MAINSTAY VP SMALL CAP GROWTH--
  SERVICE CLASS
without any Riders...................  $  948.60   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................  $  991.71   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................  $  977.34   $1,027.78   $1,714.18   $3,628.88
with IPP & EBB Riders................  $1,020.45   $1,163.58   $1,963.54   $4,051.30

MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders...................  $  908.38   $  809.28   $1,381.20   $2,933.64
with IPP Rider.......................  $  951.67   $  946.84   $1,608.47   $3,375.94
with EBB Rider.......................  $  937.24   $  901.13   $1,533.20   $3,230.71
with IPP & EBB Riders................  $  980.54   $1,038.69   $1,760.48   $3,673.01

MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................  $  911.25   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................  $  954.53   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................  $  940.10   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................  $  983.38   $1,047.64   $1,775.09   $3,700.56

ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS S SHARES
without any Riders...................  $  941.89   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................  $  985.03   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................  $  970.65   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................  $1,013.79   $1,142.83   $1,929.93   $3,989.35

CALVERT SOCIAL BALANCED
without any Riders...................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,050.64   $1,779.97   $3,709.73

COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $  941.89   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................  $  985.03   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................  $  970.65   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................  $1,013.79   $1,142.83   $1,929.93   $3,989.35

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders...................  $  933.28   $1,559.06   $2,011.69   $3,190.43
with IPP Rider.......................  $  976.46   $1,686.48   $2,224.74   $3,620.32
with EBB Rider.......................  $  962.07   $1,644.14   $2,154.17   $3,479.15
with IPP & EBB Riders................  $1,005.25   $1,771.58   $2,367.24   $3,909.06
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders...................  $  926.57   $1,539.17   $1,978.25   $3,121.94
with IPP Rider.......................  $  969.78   $1,666.87   $2,192.08   $3,555.15
with EBB Rider.......................  $  955.38   $1,624.44   $2,121.26   $3,412.91
with IPP & EBB Riders................  $  998.59   $1,752.15   $2,335.10   $3,846.12
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders...................  $  886.35   $1,419.24   $1,775.54   $2,700.92
with IPP Rider.......................  $  929.75   $1,548.59   $1,994.11   $3,154.44
with EBB Rider.......................  $  915.28   $1,505.60   $1,921.71   $3,005.53
with IPP & EBB Riders................  $  958.67   $1,634.96   $2,140.27   $3,459.05
MAINSTAY VP SMALL CAP GROWTH--
  SERVICE CLASS
without any Riders...................  $  948.60   $1,604.41   $2,087.75   $3,345.17
with IPP Rider.......................  $  991.71   $1,731.21   $2,299.02   $3,767.57
with EBB Rider.......................  $  977.34   $1,689.08   $2,229.05   $3,628.88
with IPP & EBB Riders................  $1,020.45   $1,815.88   $2,440.33   $4,051.30
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders...................  $  908.38   $1,485.05   $1,886.99   $2,933.64
with IPP Rider.......................  $  951.67   $1,613.50   $2,102.95   $3,375.94
with EBB Rider.......................  $  937.24   $1,570.82   $2,031.43   $3,230.71
with IPP & EBB Riders................  $  980.54   $1,699.27   $2,247.40   $3,673.01
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................  $  911.25   $1,493.60   $1,901.45   $2,963.61
with IPP Rider.......................  $  954.53   $1,621.93   $2,117.06   $3,404.45
with EBB Rider.......................  $  940.10   $1,579.29   $2,045.66   $3,259.73
with IPP & EBB Riders................  $  983.38   $1,707.63   $2,261.28   $3,700.56
ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS S SHARES
without any Riders...................  $  941.89   $1,584.58   $2,054.53   $3,277.78
with IPP Rider.......................  $  985.03   $1,711.65   $2,266.58   $3,703.44
with EBB Rider.......................  $  970.65   $1,669.44   $2,196.36   $3,563.68
with IPP & EBB Riders................  $1,013.79   $1,796.51   $2,408.40   $3,989.35
CALVERT SOCIAL BALANCED
without any Riders...................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,710.42   $2,265.92   $3,709.73
COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $  941.89   $1,584.58   $2,054.53   $3,277.78
with IPP Rider.......................  $  985.03   $1,711.65   $2,266.58   $3,703.44
with EBB Rider.......................  $  970.65   $1,669.44   $2,196.36   $3,563.68
with IPP & EBB Riders................  $1,013.79   $1,796.51   $2,408.40   $3,989.35

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders...................  $290.05   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................  $336.14   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................  $320.77   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................  $366.86   $1,116.13   $1,886.60   $3,909.06
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders...................  $282.89   $  867.24   $1,477.23   $3,121.94
with IPP Rider.......................  $329.01   $1,004.00   $1,702.27   $3,555.15
with EBB Rider.......................  $313.64   $  958.56   $1,627.74   $3,412.91
with IPP & EBB Riders................  $359.75   $1,095.32   $1,852.78   $3,846.12
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders...................  $239.97   $  738.81   $1,263.91   $2,700.92
with IPP Rider.......................  $286.28   $  877.33   $1,493.92   $3,154.44
with EBB Rider.......................  $270.85   $  831.29   $1,417.73   $3,005.53
with IPP & EBB Riders................  $317.15   $  969.83   $1,647.73   $3,459.05
MAINSTAY VP SMALL CAP GROWTH--
  SERVICE CLASS
without any Riders...................  $306.40   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................  $352.41   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................  $337.08   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................  $383.08   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders...................  $263.48   $  809.28   $1,381.20   $2,933.64
with IPP Rider.......................  $309.68   $  946.84   $1,608.47   $3,375.94
with EBB Rider.......................  $294.28   $  901.13   $1,533.20   $3,230.71
with IPP & EBB Riders................  $340.49   $1,038.69   $1,760.48   $3,673.01
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................  $266.54   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................  $312.73   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................  $297.34   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................  $343.52   $1,047.64   $1,775.09   $3,700.56
ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS S SHARES
without any Riders...................  $299.24   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................  $345.29   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................  $329.94   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................  $375.98   $1,142.83   $1,929.93   $3,989.35
CALVERT SOCIAL BALANCED
without any Riders...................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $344.54   $1,050.64   $1,779.97   $3,709.73
COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $299.24   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................  $345.29   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................  $329.94   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................  $375.98   $1,142.83   $1,929.93   $3,989.35

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
DREYFUS IP TECHNOLOGY GROWTH--
  SERVICE SHARES
without any Riders...................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,107.21   $1,872.11   $3,882.12

FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................  $  914.13   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................  $  957.39   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................  $  942.97   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................  $  986.24   $1,056.59   $1,789.70   $3,728.03

FIDELITY(R) VIP
  EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................  $  904.55   $  797.04   $1,360.88   $2,893.54
with IPP Rider.......................  $  947.86   $  934.78   $1,588.64   $3,337.79
with EBB Rider.......................  $  933.43   $  889.01   $1,513.21   $3,191.93
with IPP & EBB Riders................  $  976.73   $1,026.74   $1,740.95   $3,636.15

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $  917.00   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................  $  960.25   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................  $  945.83   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................  $  989.08   $1,065.54   $1,804.28   $3,755.41

JANUS ASPEN SERIES BALANCED--SERVICE
  SHARES
without any Riders...................  $  902.64   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................  $  945.96   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................  $  931.52   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................  $  974.83   $1,020.76   $1,731.18   $3,617.67

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders...................  $  909.34   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................  $  952.62   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................  $  938.19   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................  $  981.48   $1,041.66   $1,765.34   $3,682.20

MFS(R) INVESTORS TRUST SERIES--
  SERVICE CLASS
without any Riders...................  $  931.36   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................  $  974.55   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................  $  960.16   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................  $1,003.34   $1,110.18   $1,876.95   $3,891.12

MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................  $  933.28   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................  $  976.46   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................  $  962.07   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................  $1,005.25   $1,116.13   $1,886.60   $3,909.06

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $  934.23   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $  977.41   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $  963.02   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,119.10   $1,891.42   $3,918.01

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
DREYFUS IP TECHNOLOGY GROWTH--
  SERVICE SHARES
without any Riders...................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................  $  914.13   $1,502.17   $1,915.90   $2,993.49
with IPP Rider.......................  $  957.39   $1,630.38   $2,131.19   $3,432.92
with EBB Rider.......................  $  942.97   $1,587.77   $2,059.86   $3,288.61
with IPP & EBB Riders................  $  986.24   $1,715.98   $2,275.16   $3,728.03
FIDELITY(R) VIP
  EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................  $  904.55   $1,473.62   $1,867.68   $2,893.54
with IPP Rider.......................  $  947.86   $1,602.24   $2,084.11   $3,337.79
with EBB Rider.......................  $  933.43   $1,559.50   $2,012.43   $3,191.93
with IPP & EBB Riders................  $  976.73   $1,688.10   $2,228.84   $3,636.15
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $  917.00   $1,510.71   $1,930.31   $3,023.28
with IPP Rider.......................  $  960.25   $1,638.80   $2,145.26   $3,461.24
with EBB Rider.......................  $  945.83   $1,596.23   $2,074.07   $3,317.45
with IPP & EBB Riders................  $  989.08   $1,724.33   $2,289.02   $3,755.41
JANUS ASPEN SERIES BALANCED--SERVICE
  SHARES
without any Riders...................  $  902.64   $1,467.91   $1,858.03   $2,873.45
with IPP Rider.......................  $  945.96   $1,596.59   $2,074.66   $3,318.65
with EBB Rider.......................  $  931.52   $1,553.83   $2,002.91   $3,172.46
with IPP & EBB Riders................  $  974.83   $1,682.52   $2,219.56   $3,617.67
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders...................  $  909.34   $1,487.90   $1,891.80   $2,943.64
with IPP Rider.......................  $  952.62   $1,616.30   $2,107.66   $3,385.45
with EBB Rider.......................  $  938.19   $1,573.64   $2,036.17   $3,240.39
with IPP & EBB Riders................  $  981.48   $1,702.04   $2,252.02   $3,682.20
MFS(R) INVESTORS TRUST SERIES--
  SERVICE CLASS
without any Riders...................  $  931.36   $1,553.38   $2,002.15   $3,170.92
with IPP Rider.......................  $  974.55   $1,680.88   $2,215.42   $3,601.74
with EBB Rider.......................  $  960.16   $1,638.53   $2,144.79   $3,460.29
with IPP & EBB Riders................  $1,003.34   $1,766.03   $2,358.06   $3,891.12
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................  $  933.28   $1,559.06   $2,011.69   $3,190.43
with IPP Rider.......................  $  976.46   $1,686.48   $2,224.74   $3,620.32
with EBB Rider.......................  $  962.07   $1,644.14   $2,154.17   $3,479.15
with IPP & EBB Riders................  $1,005.25   $1,771.58   $2,367.24   $3,909.06
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $  934.23   $1,561.89   $2,016.45   $3,200.16
with IPP Rider.......................  $  977.41   $1,689.29   $2,229.40   $3,629.60
with EBB Rider.......................  $  963.02   $1,646.95   $2,158.87   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,774.35   $2,371.81   $3,918.01

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
DREYFUS IP TECHNOLOGY GROWTH--
  SERVICE SHARES
without any Riders...................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $363.81   $1,107.21   $1,872.11   $3,882.12
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................  $269.61   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................  $315.79   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................  $300.40   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................  $346.57   $1,056.59   $1,789.70   $3,728.03
FIDELITY(R) VIP
  EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................  $259.39   $  797.04   $1,360.88   $2,893.54
with IPP Rider.......................  $305.62   $  934.78   $1,588.64   $3,337.79
with EBB Rider.......................  $290.21   $  889.01   $1,513.21   $3,191.93
with IPP & EBB Riders................  $336.43   $1,026.74   $1,740.95   $3,636.15
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $272.67   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................  $318.84   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................  $303.45   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................  $349.61   $1,065.54   $1,804.28   $3,755.41
JANUS ASPEN SERIES BALANCED--SERVICE
  SHARES
without any Riders...................  $257.35   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................  $303.58   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................  $288.17   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................  $334.40   $1,020.76   $1,731.18   $3,617.67
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders...................  $264.50   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................  $310.70   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................  $295.30   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................  $341.50   $1,041.66   $1,765.34   $3,682.20
MFS(R) INVESTORS TRUST SERIES--
  SERVICE CLASS
without any Riders...................  $288.01   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................  $334.10   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................  $318.74   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................  $364.83   $1,110.18   $1,876.95   $3,891.12
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................  $290.05   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................  $336.14   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................  $320.77   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................  $366.86   $1,116.13   $1,886.60   $3,909.06
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $291.07   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $337.15   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $321.79   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $367.87   $1,119.10   $1,891.42   $3,918.01

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $  937.11   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................  $  980.27   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................  $  965.88   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................  $1,009.05   $1,128.01   $1,905.89   $3,944.84

ROYCE MICRO-CAP PORTFOLIO
without any Riders...................  $  953.38   $  952.25   $1,617.37   $3,393.03
with IPP Rider.......................  $  996.47   $1,087.83   $1,839.14   $3,813.11
with EBB Rider.......................  $  982.11   $1,042.78   $1,765.70   $3,675.19
with IPP & EBB Riders................  $1,025.20   $1,178.37   $1,987.47   $4,095.28

ROYCE SMALL-CAP PORTFOLIO
without any Riders...................  $  934.23   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $  977.41   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $  963.02   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,119.10   $1,891.42   $3,918.01

T. ROWE PRICE EQUITY INCOME PORTFOLIO
  II
without any Riders...................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,107.21   $1,872.11   $3,882.12

VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $  939.98   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................  $  983.13   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................  $  968.74   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................  $1,011.89   $1,136.90   $1,920.32   $3,971.57

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders...................  $1,022.33   $1,168.59   $1,970.20   $4,056.22
with IPP Rider.......................  $1,065.10   $1,301.19   $2,183.75   $4,444.17
with EBB Rider.......................  $1,050.84   $1,257.13   $2,113.02   $4,316.80
with IPP & EBB Riders................  $1,093.62   $1,389.74   $2,326.57   $4,704.75

VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $  993.60   $1,078.84   $1,824.50   $3,785.71
with IPP Rider.......................  $1,036.51   $1,212.68   $2,041.44   $4,186.77
with EBB Rider.......................  $1,022.20   $1,168.22   $1,969.59   $4,055.09
with IPP & EBB Riders................  $1,065.11   $1,302.04   $2,186.52   $4,456.16

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $  937.11   $1,570.41   $2,030.76   $3,229.35
with IPP Rider.......................  $  980.27   $1,697.68   $2,243.36   $3,657.36
with EBB Rider.......................  $  965.88   $1,655.39   $2,172.94   $3,516.82
with IPP & EBB Riders................  $1,009.05   $1,782.67   $2,385.56   $3,944.84
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................  $  953.38   $1,618.55   $2,111.41   $3,393.03
with IPP Rider.......................  $  996.47   $1,745.15   $2,322.13   $3,813.11
with EBB Rider.......................  $  982.11   $1,703.09   $2,252.35   $3,675.19
with IPP & EBB Riders................  $1,025.20   $1,829.69   $2,463.07   $4,095.28
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................  $  934.23   $1,561.89   $2,016.45   $3,200.16
with IPP Rider.......................  $  977.41   $1,689.29   $2,229.40   $3,629.60
with EBB Rider.......................  $  963.02   $1,646.95   $2,158.87   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,774.35   $2,371.81   $3,918.01
T. ROWE PRICE EQUITY INCOME PORTFOLIO
  II
without any Riders...................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $  939.98   $1,578.91   $2,045.02   $3,258.42
with IPP Rider.......................  $  983.13   $1,706.07   $2,257.31   $3,685.04
with EBB Rider.......................  $  968.74   $1,663.82   $2,186.99   $3,544.97
with IPP & EBB Riders................  $1,011.89   $1,790.97   $2,399.27   $3,971.57
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders...................  $1,022.33   $1,820.56   $2,446.65   $4,056.22
with IPP Rider.......................  $1,065.10   $1,944.38   $2,649.55   $4,444.17
with EBB Rider.......................  $1,050.84   $1,903.23   $2,582.35   $4,316.80
with IPP & EBB Riders................  $1,093.62   $2,027.05   $2,785.24   $4,704.75
VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $  993.60   $1,736.76   $2,308.22   $3,785.71
with IPP Rider.......................  $1,036.51   $1,861.73   $2,514.34   $4,186.77
with EBB Rider.......................  $1,022.20   $1,820.21   $2,446.08   $4,055.09
with IPP & EBB Riders................  $1,065.11   $1,945.17   $2,652.19   $4,456.16

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $294.14   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................  $340.20   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................  $324.85   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................  $370.91   $1,128.01   $1,905.89   $3,944.84
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................  $311.51   $  952.25   $1,617.37   $3,393.03
with IPP Rider.......................  $357.49   $1,087.83   $1,839.14   $3,813.11
with EBB Rider.......................  $342.16   $1,042.78   $1,765.70   $3,675.19
with IPP & EBB Riders................  $388.15   $1,178.37   $1,987.47   $4,095.28
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................  $291.07   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $337.15   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $321.79   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $367.87   $1,119.10   $1,891.42   $3,918.01
T. ROWE PRICE EQUITY INCOME PORTFOLIO
  II
without any Riders...................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................  $363.81   $1,107.21   $1,872.11   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $297.20   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................  $343.25   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................  $327.90   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................  $373.95   $1,136.90   $1,920.32   $3,971.57
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders...................  $385.09   $1,168.59   $1,970.20   $4,056.22
with IPP Rider.......................  $430.74   $1,301.19   $2,183.75   $4,444.17
with EBB Rider.......................  $415.52   $1,257.13   $2,113.02   $4,316.80
with IPP & EBB Riders................  $461.18   $1,389.74   $2,326.57   $4,704.75
VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $354.43   $1,078.84   $1,824.50   $3,785.71
with IPP Rider.......................  $400.22   $1,212.68   $2,041.44   $4,186.77
with EBB Rider.......................  $384.96   $1,168.22   $1,969.59   $4,055.09
with IPP & EBB Riders................  $430.75   $1,302.04   $2,186.52   $4,456.16

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $  931.36   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................  $  974.55   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................  $  960.16   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................  $1,003.34   $1,110.18   $1,876.95   $3,891.12

MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders...................  $  917.00   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................  $  960.25   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................  $  945.83   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................  $  989.08   $1,065.54   $1,804.28   $3,755.41
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $  876.78   $  708.05   $1,212.55   $2,598.05
with IPP Rider.......................  $  920.21   $  847.00   $1,443.76   $3,056.55
with EBB Rider.......................  $  905.74   $  800.83   $1,367.18   $2,905.99
with IPP & EBB Riders................  $  949.17   $  939.79   $1,598.38   $3,364.48

MAINSTAY VP CAPITAL APPRECIATION--
  INITIAL CLASS
without any Riders...................  $  887.32   $  741.88   $1,269.03   $2,711.14
with IPP Rider.......................  $  930.70   $  880.36   $1,498.92   $3,164.18
with EBB Rider.......................  $  916.24   $  834.35   $1,422.79   $3,015.43
with IPP & EBB Riders................  $  959.63   $  972.84   $1,652.67   $3,468.46

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $  877.74   $  711.14   $1,217.71   $2,608.40
with IPP Rider.......................  $  921.17   $  850.05   $1,448.79   $3,066.38
with EBB Rider.......................  $  906.69   $  803.90   $1,372.26   $2,916.00
with IPP & EBB Riders................  $  950.13   $  942.80   $1,603.33   $3,373.99

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $  875.83   $  704.98   $1,207.41   $2,587.72
with IPP Rider.......................  $  919.27   $  843.97   $1,438.73   $3,046.70
with EBB Rider.......................  $  904.79   $  797.79   $1,362.12   $2,895.99
with IPP & EBB Riders................  $  948.22   $  936.79   $1,593.44   $3,354.97

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $  888.27   $  744.95   $1,274.16   $2,721.37
with IPP Rider.......................  $  931.65   $  883.38   $1,503.92   $3,173.90
with EBB Rider.......................  $  917.19   $  837.39   $1,427.83   $3,025.32
with IPP & EBB Riders................  $  960.57   $  975.83   $1,657.58   $3,477.85

MAINSTAY VP DEVELOPING GROWTH--
  INITIAL CLASS
without any Riders...................  $  928.49   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................  $  971.69   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................  $  957.29   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................  $1,000.49   $1,101.26   $1,862.45   $3,864.13

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $  931.36   $1,553.38   $2,002.15   $3,170.92
with IPP Rider.......................  $  974.55   $1,680.88   $2,215.42   $3,601.74
with EBB Rider.......................  $  960.16   $1,638.53   $2,144.79   $3,460.29
with IPP & EBB Riders................  $1,003.34   $1,766.03   $2,358.06   $3,891.12
MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders...................  $  917.00   $1,510.71   $1,930.31   $3,023.28
with IPP Rider.......................  $  960.25   $1,638.80   $2,145.26   $3,461.24
with EBB Rider.......................  $  945.83   $1,596.23   $2,074.07   $3,317.45
with IPP & EBB Riders................  $  989.08   $1,724.33   $2,289.02   $3,755.41
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $  876.78   $1,390.52   $1,726.73   $2,598.05
with IPP Rider.......................  $  920.21   $1,520.27   $1,946.44   $3,056.55
with EBB Rider.......................  $  905.74   $1,477.16   $1,873.67   $2,905.99
with IPP & EBB Riders................  $  949.17   $1,606.92   $2,093.37   $3,364.48
MAINSTAY VP CAPITAL APPRECIATION--
  INITIAL CLASS
without any Riders...................  $  887.32   $1,422.11   $1,780.41   $2,711.14
with IPP Rider.......................  $  930.70   $1,551.42   $1,998.86   $3,164.18
with EBB Rider.......................  $  916.24   $1,508.45   $1,926.51   $3,015.43
with IPP & EBB Riders................  $  959.63   $1,637.78   $2,144.96   $3,468.46
MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $  877.74   $1,393.40   $1,731.63   $2,608.40
with IPP Rider.......................  $  921.17   $1,523.12   $1,951.22   $3,066.38
with EBB Rider.......................  $  906.69   $1,480.02   $1,878.50   $2,916.00
with IPP & EBB Riders................  $  950.13   $1,609.73   $2,098.08   $3,373.99
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $  875.83   $1,387.65   $1,721.85   $2,587.72
with IPP Rider.......................  $  919.27   $1,517.44   $1,941.67   $3,046.70
with EBB Rider.......................  $  904.79   $1,474.32   $1,868.87   $2,895.99
with IPP & EBB Riders................  $  948.22   $1,604.11   $2,088.68   $3,354.97
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $  888.27   $1,424.98   $1,785.28   $2,721.37
with IPP Rider.......................  $  931.65   $1,554.25   $2,003.60   $3,173.90
with EBB Rider.......................  $  917.19   $1,511.29   $1,931.30   $3,025.32
with IPP & EBB Riders................  $  960.57   $1,640.57   $2,149.63   $3,477.85
MAINSTAY VP DEVELOPING GROWTH--
  INITIAL CLASS
without any Riders...................  $  928.49   $1,544.86   $1,987.82   $3,141.56
with IPP Rider.......................  $  971.69   $1,672.47   $2,201.41   $3,573.79
with EBB Rider.......................  $  957.29   $1,630.08   $2,130.69   $3,431.90
with IPP & EBB Riders................  $1,000.49   $1,757.69   $2,344.28   $3,864.13

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $288.01   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................  $334.10   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................  $318.74   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................  $364.83   $1,110.18   $1,876.95   $3,891.12
MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders...................  $272.67   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................  $318.84   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................  $303.45   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................  $349.61   $1,065.54   $1,804.28   $3,755.41
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $229.75   $  708.05   $1,212.55   $2,598.05
with IPP Rider.......................  $276.11   $  847.00   $1,443.76   $3,056.55
with EBB Rider.......................  $260.66   $  800.83   $1,367.18   $2,905.99
with IPP & EBB Riders................  $307.01   $  939.79   $1,598.38   $3,364.48
MAINSTAY VP CAPITAL APPRECIATION--
  INITIAL CLASS
without any Riders...................  $241.00   $  741.88   $1,269.03   $2,711.14
with IPP Rider.......................  $287.30   $  880.36   $1,498.92   $3,164.18
with EBB Rider.......................  $271.87   $  834.35   $1,422.79   $3,015.43
with IPP & EBB Riders................  $318.17   $  972.84   $1,652.67   $3,468.46
MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $230.78   $  711.14   $1,217.71   $2,608.40
with IPP Rider.......................  $277.13   $  850.05   $1,448.79   $3,066.38
with EBB Rider.......................  $261.68   $  803.90   $1,372.26   $2,916.00
with IPP & EBB Riders................  $308.03   $  942.80   $1,603.33   $3,373.99
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $228.74   $  704.98   $1,207.41   $2,587.72
with IPP Rider.......................  $275.10   $  843.97   $1,438.73   $3,046.70
with EBB Rider.......................  $259.64   $  797.79   $1,362.12   $2,895.99
with IPP & EBB Riders................  $306.00   $  936.79   $1,593.44   $3,354.97
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $242.02   $  744.95   $1,274.16   $2,721.37
with IPP Rider.......................  $288.32   $  883.38   $1,503.92   $3,173.90
with EBB Rider.......................  $272.88   $  837.39   $1,427.83   $3,025.32
with IPP & EBB Riders................  $319.18   $  975.83   $1,657.58   $3,477.85
MAINSTAY VP DEVELOPING GROWTH--
  INITIAL CLASS
without any Riders...................  $284.94   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................  $331.04   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................  $315.67   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................  $361.78   $1,101.26   $1,862.45   $3,864.13

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $  924.66   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................  $  967.87   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................  $  953.47   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................  $  996.69   $1,089.37   $1,843.10   $3,828.04

MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $  881.57   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................  $  924.98   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................  $  910.51   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................  $  953.93   $  954.83   $1,623.10   $3,411.90

MAINSTAY VP GROWTH--INITIAL CLASS
without any Riders...................  $  906.47   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................  $  949.77   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................  $  935.33   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................  $  978.64   $1,032.71   $1,750.71   $3,654.59

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $  881.57   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................  $  924.98   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................  $  910.51   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................  $  953.93   $  954.83   $1,623.10   $3,411.90

MAINSTAY VP INCOME & GROWTH--INITIAL
  CLASS
without any Riders...................  $  911.25   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................  $  954.53   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................  $  940.10   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................  $  983.38   $1,047.64   $1,775.09   $3,700.56

MAINSTAY VP INTERNATIONAL EQUITY--
  INITIAL CLASS
without any Riders...................  $  919.87   $  845.92   $1,441.95   $3,052.98
with IPP Rider.......................  $  963.11   $  982.97   $1,667.81   $3,489.52
with EBB Rider.......................  $  948.70   $  937.44   $1,593.00   $3,346.20
with IPP & EBB Riders................  $  991.94   $1,074.48   $1,818.85   $3,782.71

MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $  924.66   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................  $  967.87   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................  $  953.47   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................  $  996.69   $1,089.37   $1,843.10   $3,828.04

MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $  909.34   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................  $  952.62   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................  $  938.19   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................  $  981.48   $1,041.66   $1,765.34   $3,682.20

MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $  902.64   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................  $  945.96   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................  $  931.52   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................  $  974.83   $1,020.76   $1,731.18   $3,617.67

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $  924.66   $1,533.48   $1,968.68   $3,102.28
with IPP Rider.......................  $  967.87   $1,661.27   $2,182.74   $3,536.44
with EBB Rider.......................  $  953.47   $1,618.80   $2,111.83   $3,393.89
with IPP & EBB Riders................  $  996.69   $1,746.59   $2,325.90   $3,828.04
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $  881.57   $1,404.88   $1,751.15   $2,649.60
with IPP Rider.......................  $  924.98   $1,534.45   $1,970.30   $3,105.61
with EBB Rider.......................  $  910.51   $1,491.39   $1,897.72   $2,955.89
with IPP & EBB Riders................  $  953.93   $1,620.96   $2,116.86   $3,411.90
MAINSTAY VP GROWTH--INITIAL CLASS
without any Riders...................  $  906.47   $1,479.34   $1,877.35   $2,913.63
with IPP Rider.......................  $  949.77   $1,607.86   $2,093.53   $3,356.89
with EBB Rider.......................  $  935.33   $1,565.16   $2,021.94   $3,211.35
with IPP & EBB Riders................  $  978.64   $1,693.69   $2,238.11   $3,654.59
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $  881.57   $1,404.88   $1,751.15   $2,649.60
with IPP Rider.......................  $  924.98   $1,534.45   $1,970.30   $3,105.61
with EBB Rider.......................  $  910.51   $1,491.39   $1,897.72   $2,955.89
with IPP & EBB Riders................  $  953.93   $1,620.96   $2,116.86   $3,411.90
MAINSTAY VP INCOME & GROWTH--INITIAL
  CLASS
without any Riders...................  $  911.25   $1,493.60   $1,901.45   $2,963.61
with IPP Rider.......................  $  954.53   $1,621.93   $2,117.06   $3,404.45
with EBB Rider.......................  $  940.10   $1,579.29   $2,045.66   $3,259.73
with IPP & EBB Riders................  $  983.38   $1,707.63   $2,261.28   $3,700.56
MAINSTAY VP INTERNATIONAL EQUITY--
  INITIAL CLASS
without any Riders...................  $  919.87   $1,519.26   $1,944.72   $3,052.98
with IPP Rider.......................  $  963.11   $1,647.24   $2,159.34   $3,489.52
with EBB Rider.......................  $  948.70   $1,604.72   $2,088.25   $3,346.20
with IPP & EBB Riders................  $  991.94   $1,732.68   $2,302.86   $3,782.71
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $  924.66   $1,533.48   $1,968.68   $3,102.28
with IPP Rider.......................  $  967.87   $1,661.27   $2,182.74   $3,536.44
with EBB Rider.......................  $  953.47   $1,618.80   $2,111.83   $3,393.89
with IPP & EBB Riders................  $  996.69   $1,746.59   $2,325.90   $3,828.04
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $  909.34   $1,487.90   $1,891.80   $2,943.64
with IPP Rider.......................  $  952.62   $1,616.30   $2,107.66   $3,385.45
with EBB Rider.......................  $  938.19   $1,573.64   $2,036.17   $3,240.39
with IPP & EBB Riders................  $  981.48   $1,702.04   $2,252.02   $3,682.20
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $  902.64   $1,467.91   $1,858.03   $2,873.45
with IPP Rider.......................  $  945.96   $1,596.59   $2,074.66   $3,318.65
with EBB Rider.......................  $  931.52   $1,553.83   $2,002.91   $3,172.46
with IPP & EBB Riders................  $  974.83   $1,682.52   $2,219.56   $3,617.67

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $280.85   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................  $326.97   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................  $311.60   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................  $357.72   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $234.87   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................  $281.20   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................  $265.76   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................  $312.09   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP GROWTH--INITIAL CLASS
without any Riders...................  $261.44   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................  $307.65   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................  $292.25   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................  $338.46   $1,032.71   $1,750.71   $3,654.59
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $234.87   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................  $281.20   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................  $265.76   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................  $312.09   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP INCOME & GROWTH--INITIAL
  CLASS
without any Riders...................  $266.54   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................  $312.73   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................  $297.34   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................  $343.52   $1,047.64   $1,775.09   $3,700.56
MAINSTAY VP INTERNATIONAL EQUITY--
  INITIAL CLASS
without any Riders...................  $275.75   $  845.92   $1,441.95   $3,052.98
with IPP Rider.......................  $321.89   $  982.97   $1,667.81   $3,489.52
with EBB Rider.......................  $306.51   $  937.44   $1,593.00   $3,346.20
with IPP & EBB Riders................  $352.66   $1,074.48   $1,818.85   $3,782.71
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $280.85   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................  $326.97   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................  $311.60   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................  $357.72   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $264.50   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................  $310.70   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................  $295.30   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................  $341.50   $1,041.66   $1,765.34   $3,682.20
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $257.35   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................  $303.58   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................  $288.17   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................  $334.40   $1,020.76   $1,731.18   $3,617.67

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $  862.42   $  661.82   $1,135.13   $2,441.86
with IPP Rider.......................  $  905.92   $  801.42   $1,368.15   $2,907.90
with EBB Rider.......................  $  891.42   $  755.04   $1,290.97   $2,754.86
with IPP & EBB Riders................  $  934.92   $  894.62   $1,523.97   $3,220.89

MAINSTAY VP SMALL CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $  924.66   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................  $  967.87   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................  $  953.47   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................  $  996.69   $1,089.37   $1,843.10   $3,828.04

MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $  884.44   $  732.66   $1,253.65   $2,680.42
with IPP Rider.......................  $  927.84   $  871.27   $1,483.90   $3,134.94
with EBB Rider.......................  $  913.37   $  825.21   $1,407.64   $2,985.69
with IPP & EBB Riders................  $  956.77   $  963.83   $1,637.88   $3,440.21

MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................  $  887.32   $  741.88   $1,269.03   $2,711.14
with IPP Rider.......................  $  930.70   $  880.36   $1,498.92   $3,164.18
with EBB Rider.......................  $  916.24   $  834.35   $1,422.79   $3,015.43
with IPP & EBB Riders................  $  959.63   $  972.84   $1,652.67   $3,468.46

ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS O SHARES
without any Riders...................  $  917.96   $  839.81   $1,431.83   $3,033.19
with IPP Rider.......................  $  961.21   $  976.96   $1,657.94   $3,470.68
with EBB Rider.......................  $  946.79   $  931.38   $1,583.05   $3,327.04
with IPP & EBB Riders................  $  990.04   $1,068.52   $1,809.14   $3,764.53

CALVERT SOCIAL BALANCED
without any Riders...................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,050.64   $1,779.97   $3,709.73

COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $  941.89   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................  $  985.03   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................  $  970.65   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................  $1,013.79   $1,142.83   $1,929.93   $3,989.35

DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $  906.47   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................  $  949.77   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................  $  935.33   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................  $  978.64   $1,032.71   $1,750.71   $3,654.59

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $  890.18   $  751.08   $1,284.39   $2,741.77
with IPP Rider.......................  $  933.56   $  889.44   $1,513.91   $3,193.32
with EBB Rider.......................  $  919.10   $  843.47   $1,437.89   $3,045.06
with IPP & EBB Riders................  $  962.48   $  981.83   $1,667.42   $3,496.61

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $  862.42   $1,347.35   $1,653.16   $2,441.86
with IPP Rider.......................  $  905.92   $1,477.71   $1,874.60   $2,907.90
with EBB Rider.......................  $  891.42   $1,434.40   $1,801.26   $2,754.86
with IPP & EBB Riders................  $  934.92   $1,564.74   $2,022.67   $3,220.89
MAINSTAY VP SMALL CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $  924.66   $1,533.48   $1,968.68   $3,102.28
with IPP Rider.......................  $  987.87   $1,661.27   $2,182.74   $3,536.44
with EBB Rider.......................  $  953.47   $1,618.80   $2,111.83   $3,393.89
with IPP & EBB Riders................  $  996.69   $1,748.59   $2,325.90   $3,828.04
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $  884.44   $1,413.50   $1,765.79   $2,680.42
with IPP Rider.......................  $  927.84   $1,542.94   $1,984.59   $3,134.94
with EBB Rider.......................  $  913.37   $1,499.92   $1,912.12   $2,985.69
with IPP & EBB Riders................  $  956.77   $1,629.36   $2,130.91   $3,440.21
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................  $  887.32   $1,422.11   $1,780.41   $2,711.14
with IPP Rider.......................  $  930.70   $1,551.42   $1,998.86   $3,164.18
with EBB Rider.......................  $  916.24   $1,508.45   $1,926.51   $3,015.43
with IPP & EBB Riders................  $  959.63   $1,637.78   $2,144.96   $3,468.46
ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS O SHARES
without any Riders...................  $  917.96   $1,513.56   $1,935.11   $3,033.19
with IPP Rider.......................  $  961.21   $1,641.62   $2,149.96   $3,470.68
with EBB Rider.......................  $  946.79   $1,599.06   $2,078.80   $3,327.04
with IPP & EBB Riders................  $  990.04   $1,727.12   $2,293.64   $3,764.53
CALVERT SOCIAL BALANCED
without any Riders...................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................  $  984.34   $1,710.42   $2,265.92   $3,709.73
COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $  941.89   $1,584.58   $2,054.53   $3,277.78
with IPP Rider.......................  $  985.03   $1,711.65   $2,266.58   $3,703.44
with EBB Rider.......................  $  970.65   $1,669.44   $2,196.36   $3,563.68
with IPP & EBB Riders................  $1,013.79   $1,796.51   $2,408.40   $3,989.35
DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $  906.47   $1,479.34   $1,877.35   $2,913.63
with IPP Rider.......................  $  949.77   $1,607.86   $2,093.53   $3,356.89
with EBB Rider.......................  $  935.33   $1,565.16   $2,021.94   $3,211.35
with IPP & EBB Riders................  $  978.64   $1,693.69   $2,238.11   $3,654.59
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $  890.18   $1,430.70   $1,795.00   $2,741.77
with IPP Rider.......................  $  933.56   $1,559.90   $2,013.10   $3,193.32
with EBB Rider.......................  $  919.10   $1,516.98   $1,940.87   $3,045.06
with IPP & EBB Riders................  $  962.48   $1,646.17   $2,158.97   $3,496.61

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $214.43   $  661.82   $1,135.13   $2,441.86
with IPP Rider.......................  $260.85   $  801.42   $1,368.15   $2,907.90
with EBB Rider.......................  $245.38   $  755.04   $1,290.97   $2,754.86
with IPP & EBB Riders................  $291.80   $  894.62   $1,523.97   $3,220.89
MAINSTAY VP SMALL CAP GROWTH--
  INITIAL CLASS
without any Riders...................  $280.85   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................  $326.97   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................  $311.60   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................  $357.72   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $237.93   $  732.66   $1,253.65   $2,680.42
with IPP Rider.......................  $284.25   $  871.27   $1,483.90   $3,134.94
with EBB Rider.......................  $268.81   $  825.21   $1,407.64   $2,985.69
with IPP & EBB Riders................  $315.13   $  963.83   $1,637.88   $3,440.21
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................  $241.00   $  741.88   $1,269.03   $2,711.14
with IPP Rider.......................  $287.30   $  880.36   $1,498.92   $3,164.18
with EBB Rider.......................  $271.87   $  834.35   $1,422.79   $3,015.43
with IPP & EBB Riders................  $318.17   $  972.84   $1,652.67   $3,468.46
ALGER AMERICAN SMALL CAPITALIZATION--
  CLASS O SHARES
without any Riders...................  $273.70   $  839.81   $1,431.83   $3,033.19
with IPP Rider.......................  $319.86   $  976.96   $1,657.94   $3,470.68
with EBB Rider.......................  $304.47   $  931.38   $1,583.05   $3,327.04
with IPP & EBB Riders................  $350.63   $1,068.52   $1,809.14   $3,764.53
CALVERT SOCIAL BALANCED
without any Riders...................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................  $344.54   $1,050.64   $1,779.97   $3,709.73
COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $299.24   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................  $345.29   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................  $329.94   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................  $375.98   $1,142.83   $1,929.93   $3,989.35
DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $261.44   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................  $307.65   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................  $292.25   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................  $338.46   $1,032.71   $1,750.71   $3,654.59
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $244.06   $  751.08   $1,284.39   $2,741.77
with IPP Rider.......................  $290.35   $  889.44   $1,513.91   $3,193.32
with EBB Rider.......................  $274.92   $  843.47   $1,437.89   $3,045.06
with IPP & EBB Riders................  $321.21   $  981.83   $1,667.42   $3,496.61

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders...................  $  880.61   $  720.36   $1,233.12   $2,639.32
with IPP Rider.......................  $  924.03   $  859.14   $1,463.84   $3,095.82
with EBB Rider.......................  $  909.55   $  813.02   $1,387.41   $2,945.92
with IPP & EBB Riders................  $  952.97   $  951.81   $1,618.15   $3,402.43

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $  917.00   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................  $  960.25   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................  $  945.83   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................  $  989.08   $1,065.54   $1,804.28   $3,755.41

JANUS ASPEN SERIES BALANCED--
  INSTITUTIONAL SHARES
without any Riders...................  $  878.69   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................  $  922.12   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................  $  907.64   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................  $  951.07   $  945.81   $1,608.27   $3,383.47

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders...................  $  885.40   $  735.74   $1,258.79   $2,690.68
with IPP Rider.......................  $  928.80   $  874.31   $1,488.91   $3,144.69
with EBB Rider.......................  $  914.33   $  828.25   $1,412.68   $2,995.62
with IPP & EBB Riders................  $  957.73   $  966.83   $1,642.82   $3,449.64

MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $  907.42   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................  $  950.72   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................  $  936.28   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................  $  979.58   $1,035.70   $1,755.60   $3,663.83

MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $  909.34   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................  $  952.62   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................  $  938.19   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................  $  981.48   $1,041.66   $1,765.34   $3,682.20

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $  934.23   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $  977.41   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $  963.02   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,119.10   $1,891.42   $3,918.01

NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $  937.11   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................  $  980.27   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................  $  965.88   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................  $1,009.05   $1,128.01   $1,905.89   $3,944.84

ROYCE MICRO-CAP PORTFOLIO
without any Riders...................  $  953.38   $  952.25   $1,617.37   $3,393.03
with IPP Rider.......................  $  996.47   $1,087.83   $1,839.14   $3,813.11
with EBB Rider.......................  $  982.11   $1,042.78   $1,765.70   $3,675.19
with IPP & EBB Riders................  $1,025.20   $1,178.37   $1,987.47   $4,095.28

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders...................  $  880.61   $1,402.02   $1,746.28   $2,639.32
with IPP Rider.......................  $  924.03   $1,531.61   $1,965.53   $3,095.82
with EBB Rider.......................  $  909.55   $1,488.54   $1,892.90   $2,945.92
with IPP & EBB Riders................  $  952.97   $1,618.15   $2,112.16   $3,402.43
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $  917.00   $1,510.71   $1,930.31   $3,023.28
with IPP Rider.......................  $  960.25   $1,638.80   $2,145.26   $3,461.24
with EBB Rider.......................  $  945.83   $1,596.23   $2,074.07   $3,317.45
with IPP & EBB Riders................  $  989.08   $1,724.33   $2,289.02   $3,755.41
JANUS ASPEN SERIES BALANCED--
  INSTITUTIONAL SHARES
without any Riders...................  $  878.69   $1,396.27   $1,736.52   $2,618.72
with IPP Rider.......................  $  922.12   $1,525.95   $1,955.99   $3,076.19
with EBB Rider.......................  $  907.64   $1,482.86   $1,883.30   $2,925.98
with IPP & EBB Riders................  $  951.07   $1,612.54   $2,102.77   $3,383.47
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders...................  $  885.40   $1,416.37   $1,770.68   $2,690.68
with IPP Rider.......................  $  928.80   $1,545.77   $1,989.35   $3,144.69
with EBB Rider.......................  $  914.33   $1,502.76   $1,916.91   $2,995.62
with IPP & EBB Riders................  $  957.73   $1,632.17   $2,135.60   $3,449.64
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $  907.42   $1,482.19   $1,882.17   $2,923.63
with IPP Rider.......................  $  950.72   $1,610.68   $2,098.23   $3,366.42
with EBB Rider.......................  $  936.28   $1,567.98   $2,026.68   $3,221.04
with IPP & EBB Riders................  $  979.58   $1,696.47   $2,242.76   $3,663.83
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $  909.34   $1,487.90   $1,891.80   $2,943.64
with IPP Rider.......................  $  952.62   $1,616.30   $2,107.66   $3,385.45
with EBB Rider.......................  $  938.19   $1,573.64   $2,036.17   $3,240.39
with IPP & EBB Riders................  $  981.48   $1,702.04   $2,252.02   $3,682.20
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $  934.23   $1,561.89   $2,016.45   $3,200.16
with IPP Rider.......................  $  977.41   $1,689.29   $2,229.40   $3,629.60
with EBB Rider.......................  $  963.02   $1,646.95   $2,158.87   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,774.35   $2,371.81   $3,918.01
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $  937.11   $1,570.41   $2,030.76   $3,229.35
with IPP Rider.......................  $  980.27   $1,697.68   $2,243.36   $3,657.36
with EBB Rider.......................  $  965.88   $1,655.39   $2,172.94   $3,516.82
with IPP & EBB Riders................  $1,009.05   $1,782.67   $2,385.56   $3,944.84
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................  $  953.38   $1,618.55   $2,111.41   $3,393.03
with IPP Rider.......................  $  996.47   $1,745.15   $2,322.13   $3,813.11
with EBB Rider.......................  $  982.11   $1,703.09   $2,252.35   $3,675.19
with IPP & EBB Riders................  $1,025.20   $1,829.69   $2,463.07   $4,095.28

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders...................  $233.84   $  720.36   $1,233.12   $2,639.32
with IPP Rider.......................  $280.18   $  859.14   $1,463.84   $3,095.82
with EBB Rider.......................  $264.73   $  813.02   $1,387.41   $2,945.92
with IPP & EBB Riders................  $311.07   $  951.81   $1,618.15   $3,402.43
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $272.67   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................  $318.84   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................  $303.45   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................  $349.61   $1,065.54   $1,804.28   $3,755.41
JANUS ASPEN SERIES BALANCED--
  INSTITUTIONAL SHARES
without any Riders...................  $231.80   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................  $278.14   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................  $262.69   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................  $309.04   $  945.81   $1,608.27   $3,383.47
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders...................  $238.96   $  735.74   $1,258.79   $2,690.68
with IPP Rider.......................  $285.27   $  874.31   $1,488.91   $3,144.69
with EBB Rider.......................  $269.83   $  828.25   $1,412.68   $2,995.62
with IPP & EBB Riders................  $316.15   $  966.83   $1,642.82   $3,449.64
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $262.46   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................  $308.66   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................  $293.26   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................  $339.47   $1,035.70   $1,755.60   $3,663.83
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $264.50   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................  $310.70   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................  $295.30   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................  $341.50   $1,041.66   $1,765.34   $3,682.20
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $291.07   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $337.15   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $321.79   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $367.87   $1,119.10   $1,891.42   $3,918.01
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders...................  $294.14   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................  $340.20   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................  $324.85   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................  $370.91   $1,128.01   $1,905.89   $3,944.84
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................  $311.51   $  952.25   $1,617.37   $3,393.03
with IPP Rider.......................  $357.49   $1,087.83   $1,839.14   $3,813.11
with EBB Rider.......................  $342.16   $1,042.78   $1,765.70   $3,675.19
with IPP & EBB Riders................  $388.15   $1,178.37   $1,987.47   $4,095.28

                                                      EXPENSES IF YOU
                                                   ANNUITIZE YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................  $  934.23   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $  977.41   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $  963.02   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,119.10   $1,891.42   $3,918.01

T. ROWE PRICE EQUITY INCOME PORTFOLIO
  I
without any Riders...................  $  906.47   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................  $  949.77   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................  $  935.33   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................  $  978.64   $1,032.71   $1,750.71   $3,654.59

VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $  939.98   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................  $  983.13   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................  $  968.74   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................  $1,011.89   $1,136.90   $1,920.32   $3,971.57

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...................  $  988.82   $1,063.83   $1,800.03   $3,739.82
with IPP Rider.......................  $1,031.75   $1,197.89   $2,017.56   $4,143.11
with EBB Rider.......................  $1,017.44   $1,153.33   $1,945.49   $4,010.70
with IPP & EBB Riders................  $1,060.36   $1,287.38   $2,163.01   $4,414.01

VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $  993.60   $1,078.84   $1,824.50   $3,785.71
with IPP Rider.......................  $1,036.51   $1,212.68   $2,041.44   $4,186.77
with EBB Rider.......................  $1,022.20   $1,168.22   $1,969.59   $4,055.09
with IPP & EBB Riders................  $1,065.11   $1,302.04   $2,186.52   $4,456.16

                                                      EXPENSES IF YOU
                                                   SURRENDER YOUR POLICY
                                       ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................  $  934.23   $1,561.89   $2,016.45   $3,200.16
with IPP Rider.......................  $  977.41   $1,689.29   $2,229.40   $3,629.60
with EBB Rider.......................  $  963.02   $1,646.95   $2,158.87   $3,488.60
with IPP & EBB Riders................  $1,006.19   $1,774.35   $2,371.81   $3,918.01
T. ROWE PRICE EQUITY INCOME PORTFOLIO
  I
without any Riders...................  $  906.47   $1,479.34   $1,877.35   $2,913.63
with IPP Rider.......................  $  949.77   $1,607.86   $2,093.53   $3,356.89
with EBB Rider.......................  $  935.33   $1,565.16   $2,021.94   $3,211.35
with IPP & EBB Riders................  $  978.64   $1,693.69   $2,238.11   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $  939.98   $1,578.91   $2,045.02   $3,258.42
with IPP Rider.......................  $  983.13   $1,706.07   $2,257.31   $3,685.04
with EBB Rider.......................  $  968.74   $1,663.82   $2,186.99   $3,544.97
with IPP & EBB Riders................  $1,011.89   $1,790.97   $2,399.27   $3,971.57
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...................  $  988.82   $1,722.74   $2,284.97   $3,739.82
with IPP Rider.......................  $1,031.75   $1,847.92   $2,491.65   $4,143.11
with EBB Rider.......................  $1,017.44   $1,806.31   $2,423.18   $4,010.70
with IPP & EBB Riders................  $1,060.36   $1,931.48   $2,629.85   $4,414.01
VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $  993.60   $1,736.76   $2,308.22   $3,785.71
with IPP Rider.......................  $1,036.51   $1,861.73   $2,514.34   $4,186.77
with EBB Rider.......................  $1,022.20   $1,820.21   $2,446.08   $4,055.09
with IPP & EBB Riders................  $1,065.11   $1,945.17   $2,652.19   $4,456.16

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................  $291.07   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................  $337.15   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................  $321.79   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................  $367.87   $1,119.10   $1,891.42   $3,918.01
T. ROWE PRICE EQUITY INCOME PORTFOLIO
  I
without any Riders...................  $261.44   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................  $307.65   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................  $292.25   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................  $338.46   $1,032.71   $1,750.71   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................  $297.20   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................  $343.25   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................  $327.90   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................  $373.95   $1,136.90   $1,920.32   $3,971.57
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...................  $349.32   $1,063.83   $1,800.03   $3,739.82
with IPP Rider.......................  $395.14   $1,197.89   $2,017.56   $4,143.11
with EBB Rider.......................  $379.87   $1,153.33   $1,945.49   $4,010.70
with IPP & EBB Riders................  $425.68   $1,287.38   $2,163.01   $4,414.01
VICTORY VIF DIVERSIFIED STOCK--CLASS
  A SHARES
without any Riders...................  $354.43   $1,078.84   $1,824.50   $3,785.71
with IPP Rider.......................  $400.22   $1,212.68   $2,041.44   $4,186.77
with EBB Rider.......................  $384.96   $1,168.22   $1,969.59   $4,055.09
with IPP & EBB Riders................  $430.75   $1,302.04   $2,186.52   $4,456.16

           QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS LIFESTAGES(R) VARIABLE ANNUITY?

     A LifeStages(R) Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity policy. NYLIAC issues the policy. You may allocate premium payments to 40 Investment Divisions of the Separate Account, as well as the Fixed Account. In addition you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Plan Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT

             The Separate Account currently consists of 74 investment divisions, 40 of which are available under this policy. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        (ii) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate. (See "THE FIXED ACCOUNT.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic Dollar Cost Averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the Fixed Account. (See "THE POLICIES--Dollar Cost Averaging ("DCA") Program--The DCA Advantage Plan.").

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date. The maximum amount you are allowed to transfer from the Fixed Account during any Policy Year is 20%. (See "THE FIXED ACCOUNT.") Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on Transfers. (See "THE POLICIES--Transfers.")

     You can make transfers to the investment divisions, from the Fixed Account and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "THE FIXED ACCOUNT" and "THE POLICIES--Dollar Cost Averaging ("DCA") Program--The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options described in this Prospectus. You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, We deduct on a daily basis a charge for policy administrative expenses. This charge is equal, on an annual basis, to 0.15% of the net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                        PAYMENT YEAR                          SURRENDER CHARGE
                        ------------                          ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         5%
6...........................................................         4%
7+..........................................................         0%

     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary less any prior Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")

     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first business day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your Registered Representative to determine the percentages We are currently charging before you select the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time.

     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you elect this Rider. The current charge for the EBB Rider is 0.30% of the Policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You can make additional premium payments of at least $500 or such lower amount as We may permit at any time. You have a choice of sending premium payments directly to NYLIAC. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,500,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and DCA Advantage Plan Accounts you have selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment in the Investment Divisions (including the DCA Advantage Plan Accounts), plus the Fixed Account. Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages), you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative (except the DCA Advantage Plan Accounts), is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value. Acceptance of initial and additional premium payments is subject to Our suitability standards.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary under the policy an amount equal to the greater of:

        (a) the Accumulation Value, less any outstanding loan balance,

        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, or

        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals ("proportional" withdrawals in New York), and applicable surrender charges since the most recent "reset date."

     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death. If you elect the EBB and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.

12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. We will return the account value (in states where approved), otherwise you will then receive from Us the greater of: (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value less credits on the date We receive the policy, without any deduction for premium taxes or a surrender charge.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA"), you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "DISTRIBUTIONS UNDER THE POLICY--Loans.")

15. HOW DO I CONTACT NYLIAC?

                          GENERAL INQUIRIES AND WRITTEN REQUESTS   PREMIUM PAYMENTS AND LOAN PAYMENTS
                          ---------------------------------------  ----------------------------------

REGULAR MAIL              NYLIAC Variable Products Service Center  NYLIAC
                          Madison Square Station                   75 Remittance Drive
                          P.O. Box 922                             Suite 3021
                          New York, NY 10159                       Chicago, IL 60675-3021

EXPRESS MAIL              NYLIAC Variable Products Service Center  NYLIAC, Suite 3021
                          51 Madison Avenue                        c/o The Northern Trust Bank
                          Room 651                                 350 North Orleans Street
                          New York, NY 10010                       Receipt & Dispatch, 8th Floor
                                                                   Chicago, IL 60654

CUSTOMER SERVICE          (800) 598-2019
AND INTERACTIVE
VOICE RESPONSE
SYSTEM

     You may send service requests to Us at the Variable Products Service Center ("VPSC"), addresses listed above. In addition, as described below, you can contact Us through the Internet at Our Virtual Service Center ("VSC"), and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See, "Virtual Service Center and Interactive Voice Response System.") FAXED REQUESTS ARE NOT ACCEPTABLE AND WILL NOT BE HONORED AT ANY TIME. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner. All New York Life or NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform New York Life or NYLIAC of an address change so that you can receive important policy statements.

                              FINANCIAL STATEMENTS

     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 (including the report of independent auditors) and the Separate Account statement of assets and liabilities as of December 31, 2004, and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in the Financial Statements (including the report of independent auditors) are included in the SAI. The independent accountants are PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017.

                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 1999 and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS TO A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.


                                MAINSTAY VP
                               BASIC VALUE--
                               SERVICE CLASS                MAINSTAY VP BASIC VALUE--INITIAL CLASS
                              ----------------   -------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999    1998(C)
                              ------   -------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.32   $10.00    $10.18   $ 8.07   $10.61   $11.27   $10.72   $10.19   $10.00
Accumulation Unit Value
  (end of period)...........  $12.40   $11.32    $11.18   $10.18   $ 8.07   $10.61   $11.27   $10.72   $10.19
Number of Units
  Outstanding (in 000s)
  (end of period)...........     251       73     3,342    3,407    4,314    4,211    3,356    2,397    1,629

                                MAINSTAY VP
                                   BOND--
                               SERVICE CLASS               MAINSTAY VP BOND--INITIAL CLASS
                              ----------------   ---------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999
                              ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $ 9.91   $10.00    $15.60   $15.14   $14.02   $13.01   $12.02   $12.37
Accumulation Unit Value
  (end of period)...........  $10.15   $ 9.91    $16.01   $15.60   $15.14   $14.02   $13.01   $12.02
Number of Units
  Outstanding (in 000s)
  (end of period)...........     737      296    10,346   12,616   14,282   11,339    6,588    6,871


                               MAINSTAY VP BOND--INITIAL CLASS
                              ----------------------------------
                               1998     1997     1996    1995(A)
                              ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.50   $10.64   $10.57   $10.00
Accumulation Unit Value
  (end of period)...........  $12.37   $11.50   $10.64   $10.57
Number of Units
  Outstanding (in 000s)
  (end of period)...........   4,993    1,981    1,193      173

                                MAINSTAY VP
                                  CAPITAL
                               APPRECIATION--
                               SERVICE CLASS       MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                              ----------------   ---------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999
                              ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $11.15   $10.00    $16.26   $12.98   $19.03   $25.14   $28.55   $23.09
Accumulation Unit Value
  (end of period)...........  $11.42   $11.15    $16.70   $16.26   $12.98   $19.03   $25.14   $28.55
Number of Units
  Outstanding (in 000s)
  (end of period)...........     653      248    20,255   23,240   25,441   29,099   29,793   23,024


                              MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS         5 YR        10 YR
                              ----------------------------------
                               1998     1997     1996    1995(A)
                              ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $16.95   $13.92   $11.89   $10.00
Accumulation Unit Value
  (end of period)...........  $23.09   $16.95   $13.92   $11.89
Number of Units
  Outstanding (in 000s)
  (end of period)...........  15,940   11,001    6,949      951

---------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.

(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


                                                                 MAINSTAY VP CASH MANAGEMENT
                              -------------------------------------------------------------------------------------------------
                               2004      2003      2002      2001      2000      1999      1998      1997      1996     1995(A)
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Accumulation Unit Value
  (beginning of period).....    $1.26     $1.27     $1.27     $1.24     $1.18     $1.14     $1.10     $1.06     $1.03     $1.00
Accumulation Unit Value (end
  of period)................    $1.25     $1.26     $1.27     $1.27     $1.24     $1.18     $1.14     $1.10     $1.06     $1.03
Number of Units Outstanding
  (in 000s) (end of
  period)...................  100,042   130,435   208,084   205,310   133,091   248,786   105,842    43,157    32,709    13,190

                                MAINSTAY VP
                               COMMON STOCK--
                               SERVICE CLASS      MAINSTAY VP COMMON STOCK--INITIAL CLASS
                              ----------------   ------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000
                              ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $11.40   $10.00    $20.33   $16.31   $21.84   $26.71   $28.02
Accumulation Unit Value
  (end of period)...........  $12.44   $11.40    $22.23   $20.33   $16.31   $21.84   $26.71
Number of Units Outstanding
  (in 000s)
  (end of period)...........     387      162    12,168   13,689   14,959   16,447   15,714


                                MAINSTAY VP COMMON STOCK--INITIAL CLASS
                              -------------------------------------------
                               1999     1998     1997     1996    1995(A)
                              ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $21.87   $17.52   $14.01   $11.42   $10.00
Accumulation Unit Value
  (end of period)...........  $28.02   $21.87   $17.52   $14.01   $11.42
Number of Units Outstanding
  (in 000s)
  (end of period)...........  11,321    8,239    4,979    2,276      241


                                MAINSTAY VP
                               CONVERTIBLE--
                               SERVICE CLASS                         MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                              ----------------   -------------------------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                              ------   -------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $10.99   $10.00    $16.81   $13.95   $15.36   $15.92   $17.00   $12.14   $11.78   $10.35   $10.00
Accumulation Unit Value
  (end of period)...........  $11.48   $10.99    $17.59   $16.81   $13.95   $15.36   $15.92   $17.00   $12.14   $11.78   $10.35
Number of Units
  Outstanding (in 000s)
  (end of period)...........     884      347     9,263   10,078    9,467    9,385    7,873    3,826    3,139    2,205    1,250


                                  MAINSTAY VP
                              DEVELOPING GROWTH--
                                 SERVICE CLASS               MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
                              --------------------   -------------------------------------------------------------
                                2004      2003(E)     2004     2003     2002     2001     2000     1999    1998(C)
                              --------   ---------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....   $11.63     $10.00     $ 8.30   $ 6.07   $ 8.67   $ 9.49   $11.89   $ 9.12   $10.00
Accumulation Unit Value
  (end of period)...........   $12.11     $11.63     $ 8.66   $ 8.30   $ 6.07   $ 8.67   $ 9.49   $11.89   $ 9.12
Number of Units
  Outstanding (in 000s)
  (end of period)...........      161         55      2,817    3,094    2,893    2,959    3,141    2,276    1,573

                                MAINSTAY VP
                                GOVERNMENT--
                               SERVICE CLASS       MAINSTAY VP GOVERNMENT--INITIAL CLASS
                              ----------------   ------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000
                              ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $ 9.75   $10.00    $15.17   $15.10   $13.94   $13.26   $11.98
Accumulation Unit Value
  (end of period)...........  $ 9.91   $ 9.75    $15.46   $15.17   $15.10   $13.94   $13.26
Number of Units
  Outstanding (in 000s)
  (end of period)...........     614      272     8,248   11,183   15,260    8,293    4,508


                                 MAINSTAY VP GOVERNMENT--INITIAL CLASS
                              -------------------------------------------
                               1999     1998     1997     1996    1995(A)
                              ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $12.37   $11.51   $10.66   $10.57   $10.00
Accumulation Unit Value
  (end of period)...........  $11.98   $12.37   $11.51   $10.66   $10.57
Number of Units
  Outstanding (in 000s)
  (end of period)...........   5,008    3,208    1,103      855      178

---------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.

(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


                                MAINSTAY VP
                                  GROWTH--
                               SERVICE CLASS                   MAINSTAY VP GROWTH--INITIAL CLASS
                              ----------------   -------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999    1998(C)
                              ------   -------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.11   $10.00    $12.44   $ 9.85   $13.92   $16.92   $19.06   $11.68   $10.00
Accumulation Unit Value
  (end of period)...........  $10.67   $11.11    $11.98   $12.44   $ 9.85   $13.92   $16.92   $19.06   $11.68
Number of Units
  Outstanding (in 000s)
  (end of period)...........     191       74     6,615    7,818    8,375    9,537    9,323    2,730    1,408

                                MAINSTAY VP
                                 HIGH YIELD
                              CORPORATE BOND--
                               SERVICE CLASS     MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                              ----------------   ---------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999
                              ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $11.41   $10.00    $20.42   $15.19   $15.09   $14.59   $15.72   $14.12
Accumulation Unit Value
  (end of period)...........  $12.65   $11.41    $22.70   $20.42   $15.19   $15.09   $14.59   $15.72
Number of Units
  Outstanding (in 000s)
  (end of period)...........   2,643      920    27,478   30,240   27,478   28,228   25,693   25,509


                            MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                              ----------------------------------
                               1998     1997     1996    1995(A)
                              ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $13.95   $12.52   $10.83   $10.00
Accumulation Unit Value
  (end of period)...........  $14.12   $13.95   $12.52   $10.83
Number of Units
  Outstanding (in 000s)
  (end of period)...........  21,960   14,577    6,539      648


                                 MAINSTAY VP
                              INCOME & GROWTH--
                                SERVICE CLASS               MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
                              ------------------   -------------------------------------------------------------
                               2004     2003(E)     2004     2003     2002     2001     2000     1999    1998(C)
                              -------   --------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.07     $10.00    $10.07   $ 7.94   $10.00   $11.08   $12.59   $10.86   $10.00
Accumulation Unit Value
  (end of period)...........  $12.27     $11.07    $11.19   $10.07   $ 7.94   $10.00   $11.08   $12.59   $10.86
Number of Units
  Outstanding (in 000s)
  (end of period)...........     200         45     4,151    4,374    5,461    5,593    5,454    3,997    2,263

                                MAINSTAY VP
                               INTERNATIONAL
                                  EQUITY--
                               SERVICE CLASS       MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                              ----------------   ---------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999
                              ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $11.74   $10.00    $15.63   $12.19   $12.94   $15.26   $18.88   $14.95
Accumulation Unit Value
  (end of period)...........  $13.55   $11.74    $18.09   $15.63   $12.19   $12.94   $15.26   $18.88
Number of Units
  Outstanding (in 000s)
  (end of period)...........     441      114     2,925    2,229    1,933    1,537    1,556    1,204


                              MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                              ----------------------------------
                               1998     1997     1996    1995(A)
                              ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $12.32   $11.88   $10.90   $10.00
Accumulation Unit Value
  (end of period)...........  $14.95   $12.32   $11.88   $10.90
Number of Units
  Outstanding (in 000s)
  (end of period)...........   1,012      932      692       67

                                MAINSTAY VP                                             MAINSTAY VP
                                  MID CAP                                                 MID CAP
                                   CORE--            MAINSTAY VP MIDCAP CORE--            GROWTH--
                               SERVICE CLASS               INITIAL CLASS               SERVICE CLASS
                              ----------------   ----------------------------------   ----------------
                               2004    2003(E)    2004     2003     2002    2001(D)    2004    2003(E)
                              ------   -------   ------   ------   ------   -------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.80   $10.00    $10.73   $ 8.03   $ 9.35   $10.00    $12.07   $10.00
Accumulation Unit Value
  (end of period)...........  $14.19   $11.80    $12.92   $10.73   $ 8.03   $ 9.35    $14.56   $12.07
Number of Units
  Outstanding (in 000s)
  (end of period)...........     414      125     2,964    2,245    1,872      734       653      197


                                 MAINSTAY VP MIDCAP GROWTH--
                                        INITIAL CLASS
                              ----------------------------------
                               2004     2003     2002    2001(D)
                              ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $ 9.14   $ 6.40   $ 9.09   $10.00
Accumulation Unit Value
  (end of period)...........  $11.05   $ 9.14   $ 6.40   $ 9.09
Number of Units
  Outstanding (in 000s)
  (end of period)...........   4,905    3,998    1,768      855

---------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.

(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(d) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


                              MAINSTAY VP MID CAP                                           MAINSTAY VP
                                    VALUE--                 MAINSTAY VP MID CAP           S&P 500 INDEX--
                                 SERVICE CLASS              VALUE--INITIAL CLASS           SERVICE CLASS
                              --------------------   ----------------------------------   ----------------
                                2004      2003(E)     2004     2003     2002    2001(D)    2004    2003(E)
                              --------   ---------   ------   ------   ------   -------   ------   -------
Accumulation Unit Value
  (beginning of period).....   $11.60      $10.00    $10.53   $ 8.28   $ 9.83   $10.00    $11.26   $10.00
Accumulation Unit Value
  (end of period)...........   $13.41      $11.60    $12.20   $10.53   $ 8.28   $ 9.83    $12.24   $11.26
Number of Units
  Outstanding (in 000s)
  (end of period)...........      688         207     7,353    6,201    5,378    1,781     1,713      606


                                                      MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                              ----------------------------------------------------------------------------------------
                               2004     2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                              ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $20.74   $16.41   $21.39   $24.68   $27.60   $23.19   $18.30   $13.97   $11.58   $10.00
Accumulation Unit Value
  (end of period)...........  $22.60   $20.74   $16.41   $21.39   $24.68   $27.60   $23.19   $18.30   $13.97   $11.58
Number of Units
  Outstanding (in 000s)
  (end of period)...........  23,603   25,814   27,274   30,265   30,595   24,805   17,575    9,982    4,327      358


                                  MAINSTAY VP                                                         MAINSTAY VP
                              SMALL CAP GROWTH--                                                     TOTAL RETURN--
                                 SERVICE CLASS       MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS     SERVICE CLASS
                              -------------------   ---------------------------------------------   ----------------
                                2004     2003(E)      2004        2003        2002       2001(D)     2004    2003(E)
                              --------   --------   ---------   ---------   ---------   ---------   ------   -------
Accumulation Unit Value
  (beginning of period).....   $12.24     $10.00     $ 9.61      $ 6.88      $ 9.48      $10.00     $10.73   $10.00
Accumulation Unit Value
  (end of period)...........   $13.17     $12.24     $10.37      $ 9.61      $ 6.88      $ 9.48     $11.23   $10.73
Number of Units
  Outstanding (in 000s)
  (end of period)...........      593        192      4,375       4,177       2,600       1,286        501      171


                                                      MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                              ----------------------------------------------------------------------------------------
                               2004     2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                              ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $17.01   $14.41   $17.52   $19.89   $21.09   $18.28   $14.58   $12.55   $11.36   $10.00
Accumulation Unit Value
  (end of period)...........  $17.84   $17.01   $14.41   $17.52   $19.89   $21.09   $18.28   $14.58   $12.55   $11.36
Number of Units
  Outstanding (in 000s)
  (end of period)...........  12,145   13,754   14,813   16,939   17,027   14,509   11,136    7,629    5,154      665

                                MAINSTAY VP
                                  VALUE--
                               SERVICE CLASS              MAINSTAY VP VALUE--INITIAL CLASS
                              ----------------   ---------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999
                              ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $11.55   $10.00    $18.22   $14.51   $18.64   $18.82   $16.91   $15.76
Accumulation Unit Value
  (end of period)...........  $12.64   $11.55    $19.99   $18.22   $14.51   $18.64   $18.82   $16.91
Number of Units
  Outstanding (in 000s)
  (end of period)...........     633      223    10,255   11,104   11,706   11,482    8,963    9,782


                               MAINSTAY VP VALUE--INITIAL CLASS
                              ----------------------------------
                               1998     1997     1996    1995(A)
                              ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $16.67   $13.76   $11.32   $10.00
Accumulation Unit Value
  (end of period)...........  $15.76   $16.67   $13.76   $11.32
Number of Units
  Outstanding (in 000s)
  (end of period)...........  10,004    7,236    3,377      432

---------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.

(d) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


                                   ALGER
                               AMERICAN SMALL
                              CAPITALIZATION--
                               CLASS S SHARES                  ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
                              ----------------   -------------------------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                              ------   -------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $12.16   $10.00    $ 8.63   $ 6.15   $ 8.45   $12.16   $16.93   $11.97   $10.51   $ 9.57   $10.00
Accumulation Unit Value
  (end of period)...........  $13.95   $12.16    $ 9.92   $ 8.63   $ 6.15   $ 8.45   $12.16   $16.93   $11.97   $10.51   $ 9.57
Number of Units
  Outstanding (in 000s)
  (end of period)...........     210       55     6,515    6,994    7,192    7,864    7,657    3,063    1,904    1,060      125

                                                              CALVERT SOCIAL BALANCED
                              ----------------------------------------------------------------------------------------
                               2004     2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                              ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76   $12.46   $11.22   $10.00
Accumulation Unit Value
  (end of period)...........  $17.86   $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76   $12.46   $11.22
Number of Units
  Outstanding (in 000s)
  (end of period)...........   1,684    1,655    1,627    1,668    1,484      987      594      282      123       17

                               COLONIAL SMALL        DREYFUS IP
                               CAP VALUE FUND,       TECHNOLOGY                                           FIDELITY(R) VIP
                              VARIABLE SERIES--       GROWTH--             DREYFUS IP TECHNOLOGY          CONTRAFUND(R)--
                                   CLASS B         SERVICE SHARES          GROWTH--INITIAL SHARES         SERVICE CLASS 2
                              -----------------   ----------------   ----------------------------------   ----------------
                                   2004(G)         2004    2003(E)    2004     2003     2002    2001(D)    2004    2003(E)
                              -----------------   ------   -------   ------   ------   ------   -------   ------   -------
Accumulation Unit Value
  (beginning of period).....       $10.00         $11.77   $10.00    $ 8.75   $ 5.88   $ 9.84   $10.00    $11.69   $10.00
Accumulation Unit Value
  (end of period)...........       $10.61         $11.63   $11.77    $ 8.67   $ 8.75   $ 5.88   $ 9.84    $13.27   $11.69
Number of Units
  Outstanding (in 000s)
  (end of period)...........           49            277      104     1,936    2,027      815      325       955      318

                                                                                                                FIDELITY(R) VIP
                                                                                                                EQUITY-INCOME--
                                               FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS                     SERVICE CLASS 2
                              -------------------------------------------------------------------------------   ----------------
                               2004     2003     2002     2001     2000     1999     1998     1997    1996(B)    2004    2003(E)
                              ------   ------   ------   ------   ------   ------   ------   ------   -------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $18.44   $14.56   $16.28   $18.82   $20.44   $16.68   $13.01   $10.63   $10.00    $11.53   $10.00
Accumulation Unit Value
  (end of period)...........  $21.00   $18.44   $14.56   $16.28   $18.82   $20.44   $16.68   $13.01   $10.63    $12.64   $11.53
Number of Units
  Outstanding (in 000s)
  (end of period)...........  15,206   15,836   16,358   17,160   16,983   12,004    7,022    3,079      241       810      251

                                                                                                                 FIDELITY(R) VIP
                                                                                                                    MID CAP--
                                                FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS                     SERVICE CLASS 2
                              --------------------------------------------------------------------------------   ----------------
                               2004     2003     2002     2001     2000     1999     1998      1997    1996(B)    2004    2003(F)
                              ------   ------   ------   ------   ------   ------   -------   ------   -------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $16.07   $12.50   $15.26   $16.29   $15.23   $14.53   $13.20    $10.45   $10.00    $11.27   $10.00
Accumulation Unit Value
  (end of period)...........  $17.67   $16.07   $12.50   $15.26   $16.29   $15.23   $14.53    $13.20   $10.45    $13.85   $11.27
Number of Units
  Outstanding (in 000s)
  (end of period)...........  10,725   11,179   11,548   11,501    9,762    8,139    5,850     2,267      149     2,037      199

---------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.

(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

(d) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

(f) For the period September 5, 2003 (commencement of operations) through December 31, 2003.

(g) For the period November 15, 2004 (commencement of operations) through December 31, 2004.


                                 JANUS ASPEN
                              SERIES BALANCED--
                                SERVICE SHARES                    JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                              ------------------   -------------------------------------------------------------------------------
                               2004     2003(E)     2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                              -------   --------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $10.52     $10.00    $19.17   $17.05   $18.48   $19.66   $20.40   $16.32   $12.32   $10.24   $10.00
Accumulation Unit Value
  (end of period)...........  $11.23     $10.52    $20.52   $19.17   $17.05   $18.48   $19.66   $20.40   $16.32   $12.32   $10.24
Number of Units
  Outstanding (in 000s)
  (end of period)...........     924        410    24,437   28,250   31,372   32,862   30,425   16,575    6,418    2,043      125

                                JANUS ASPEN
                              SERIES WORLDWIDE
                                  GROWTH--
                               SERVICE SHARES               JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                              ----------------   -------------------------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                              ------   -------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.53   $10.00    $14.70   $12.02   $16.36   $21.39   $25.73   $15.86   $12.48   $10.36   $10.00
Accumulation Unit Value
  (end of period)...........  $11.88   $11.53    $15.18   $14.70   $12.02   $16.36   $21.39   $25.73   $15.86   $12.48   $10.36
Number of Units
  Outstanding (in 000s)
  (end of period)...........     297      121    15,251   18,103   20,859   23,563   23,672   12,816    7,855    4,392      269

                                   MFS(R)
                              INVESTORS TRUST
                                  SERIES--
                               SERVICE CLASS             MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                              ----------------   -------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999    1998(C)
                              ------   -------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $10.86   $10.00    $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57   $10.00
Accumulation Unit Value
  (end of period)...........  $11.91   $10.86    $ 9.35   $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57
Number of Units
  Outstanding (in 000s)
  (end of period)...........      70       12     2,599    2,885    3,138    3,303    2,695    1,685      435

                                   MFS(R)
                              RESEARCH SERIES--
                                SERVICE CLASS                 MFS(R) RESEARCH SERIES--INITIAL CLASS
                              -----------------   -------------------------------------------------------------
                               2004     2003(E)    2004     2003     2002     2001     2000     1999    1998(C)
                              -------   -------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.02    $10.00    $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83   $10.00
Accumulation Unit Value
  (end of period)...........  $12.56    $11.02    $10.09   $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83
Number of Units
  Outstanding (in 000s)
  (end of period)...........      74        35     3,422    3,779    4,107    4,857    4,054      999      252

                                                                             NEUBERGER
                                                                              BERMAN
                                                               MFS(R)           AMT
                                                              UTILITIES        MID-
                                                              SERIES--          CAP
                                                               SERVICE       GROWTH--
                                                                CLASS         CLASS S
                                                              ---------      ---------
                                                               2004(H)        2004(H)
                                                              ---------      ---------
Accumulation Unit Value (beginning of period)...............   $10.83          $10.91
Accumulation Unit Value (end of period).....................   $13.86          $12.48
Number of Units Outstanding (in 000s) (end of period).......    1,092             109

---------------

(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

(h) For the period May 1, 2004 (commencement of operations) through December 31, 2004.


                               T. ROWE PRICE
                               EQUITY INCOME
                                PORTFOLIO II                 T. ROWE PRICE EQUITY INCOME PORTFOLIO
                              ----------------   -------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999    1998(C)
                              ------   -------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.20   $10.00    $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13   $10.00
Accumulation Unit Value
  (end of period)...........  $12.66   $11.20    $13.88   $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13
Number of Units Outstanding
  (in 000s) (end of
  period)...................     765      224    10,397    9,625    9,056    7,398    3,679    2,387      995

                                                                                               VICTORY VIF
                                                                                               DIVERSIFIED
                                                                                                 STOCK--
                                              VAN ECK WORLDWIDE HARD ASSETS                   CLASS A SHARES
                              -------------------------------------------------------------   --------------
                               2004     2003     2002     2001     2000     1999    1998(C)      2004(H)
                              ------   ------   ------   ------   ------   ------   -------   --------------
Accumulation Unit Value
  (beginning of period).....  $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02   $10.00        $10.00
Accumulation Unit Value
  (end of period)...........  $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02        $11.19
Number of Units
  Outstanding (in 000s
  (end of period)...........   1,271      805      714      378      469      216       53           184

                                 VAN KAMPEN
                                UIF EMERGING
                              MARKETS EQUITY--
                                  CLASS II                       VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
                              ----------------   -------------------------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                              ------   -------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $13.71   $10.00    $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00   $10.00
Accumulation Unit Value
  (end of period)...........  $16.63   $13.71    $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00
Number of Units
  Outstanding (in 000s)
  (end of period)...........     134       31     3,076    3,161    3,213    3,172    3,358    1,659      841      827       80

---------------

(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

(h) For the period May 1, 2004 (commencement of operations) through December 31, 2004.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $65.8 billion at the end of 2004. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations, (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.

     The Separate Account currently has 74 Investment Divisions, 40 of which are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus. The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds, (who may be affiliates of NYLIAC), in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.


FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
                                 -                                   -
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Balanced;
                                 Management LLC                      MainStay VP Bond;
                                 Subadviser: MacKay Shields LLC      MainStay VP Capital Appreciation;
                                 ("MacKay")                          MainStay VP Cash Management;
                                                                     MainStay VP Common Stock;
                                                                     MainStay VP Convertible;
                                                                     MainStay VP Floating Rate;
                                                                     MainStay VP Government;
                                                                     MainStay VP High Yield Corporate Bond;
                                                                     MainStay VP International Equity;
                                                                     MainStay VP Mid Cap Core;
                                                                     MainStay VP Mid Cap Growth;
                                                                     MainStay VP Mid Cap Value;
                                                                     MainStay VP S&P 500 Index;
                                                                     MainStay VP Small Cap Growth;
                                                                     MainStay VP Total Return;
                                                                     MainStay VP Value
                                 Subadviser: American Century        MainStay VP Income & Growth
                                 Investment Management, Inc.
                                 Subadviser: The Dreyfus             MainStay VP Basic Value
                                 Corporation
                                 Subadviser: Eagle Asset             MainStay VP Growth
                                 Management, Inc.
                                 Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                 LLC
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.    Calvert Asset Management Advisor    Calvert Social Balanced
                                 Inc.
                                 Subadviser: New Amsterdam Partners
                                 LLC SSgA Funds Management, Inc.
Liberty Variable Investment      Columbia Management Advisors Inc.   Colonial Small Cap Value Fund, Variable Series
Trust
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth


FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
                                 -                                   -
Fidelity Variable Insurance      Fidelity Management and Research
Products Fund                    Company
                                 Subadviser: Fidelity Management &   Fidelity(R) VIP Contrafund(R)
                                 Research (U.K.) Inc. ("FMRUK"),
                                 Fidelity Management & Research
                                 (Far East) Inc. ("FMRFE"),
                                 Fidelity Investments Japan Limited
                                 ("FIJL"), FMR Co., Inc. ("FMRC")
                                 Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                 Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid Cap
                                 FMRC
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance Trust  MFS(R) Investment Management        MFS(R) Investors Trust Series; MFS(R) Research
                                                                     Series; MFS(R) Utilities Series
Neuberger Berman Advisers        Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Subadviser: Neuberger Berman, LLC
The Royce Capital Fund           Royce & Associates, LLC             Royce Micro-Cap Portfolio
                                                                     Royce Small-Cap Portfolio
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
Inc.
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
Victory Variable Insurance       Victory Capital Management, Inc.    Victory VIF Diversified Stock
Funds

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other Separate Accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Accumulation Value and the DCA Advantage Plan Accounts may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. The policyowner may do so by using Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the LifeStages(R) Variable Annuity policy described in this prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for each LifeStages(R) variable annuity We offer. The availability of optional policy features such as those mentioned in the chart may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

--------------------------------------------------------------------------------------------------------------------------
                       LIFESTAGES(R) VARIABLE  LIFESTAGES(R) PREMIUM PLUS   LIFESTAGES(R) ELITE    LIFESTAGES(R) PREMIUM
                              ANNUITY            ELITE VARIABLE ANNUITY      VARIABLE ANNUITY     PLUS II VARIABLE ANNUITY
--------------------------------------------------------------------------------------------------------------------------
Surrender Charge       6 Years (7%, 7%, 7%,    10 Years (8%, 8%, 8%, 7%,   8 Years (8%, 8%, 8%,   8 Years (8%, 8%, 8%, 7%,
Period                 6%, 5%, 4%--based on      6%, 5%, 4%, 3%, 3%,          7%, 6%, 5%, 4%,     6%, 5%, 4%, 3%--based on
                       each premium payment    3%--based on each premium     3%--based on each     each premium payment
                               date)               payment date)*             premium payment             date)*
                                                                                  date)*
--------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan     Yes (6, 12, 18 month     Yes (6 month account)      Yes (6 month account)  Yes (6 month account)
                             accounts)
--------------------------------------------------------------------------------------------------------------------------
Interest Sweep                  Yes                      Yes                        Yes                    Yes
--------------------------------------------------------------------------------------------------------------------------
Premium Credit                  No                       Yes                        No                     Yes
--------------------------------------------------------------------------------------------------------------------------
Fixed Account                   Yes                      Yes                        Yes                    Yes
                             One-Year                 One-Year                   One-Year                One-Year
--------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit    Annual reset to age 80         Optional                   Optional         Annual reset to age 80
Guarantee                                      Annual reset to age 80       Annual reset to age
                                                                                    80
--------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit            N/A            Ages 65 or                  Ages 65 or                      N/A
Reset Charge                                   younger:      0.30%         younger:      0.30%
                                               Ages 66 to 75: 0.35%        Ages 66 to 75: 0.35%
--------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.40%                   1.90%                       1.70%                  1.75%
Risk and               Based on assets of the  Based on Adjusted Premium   Based on Adjusted      Based on assets of the
Administration Costs   Separate Account.       Payments.                   Premium Payments.      Separate Account.
Charge                 Charge is reflected in  Charge is not reflected in  Charge is not          Charge is reflected in
                       the Accumulation Unit   the Accumulation Unit       reflected in the       the Accumulation Unit
                       Value                   Value                       Accumulation Unit      Value
                                                                           Value
--------------------------------------------------------------------------------------------------------------------------
Annual Policy Service  Lesser of $30 or 2% of            $30                        $30                    $30
Charge                 the Accumulation Value
--------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value            $20,000                 $100,000                   $100,000                $100,000
Required to Waive
Annual Policy Service
Charge
--------------------------------------------------------------------------------------------------------------------------

---------------------  ----------------------------------------------------------------------
                       LIFESTAGES(R) SELECT    LIFESTAGES(R) FLEXIBLE   LIFESTAGES(R) ACCESS
                         VARIABLE ANNUITY     PREMIUM VARIABLE ANNUITY    VARIABLE ANNUITY
---------------------  ----------------------------------------------------------------------
Surrender Charge         3 Years (8%, 8%,     9 Years (7%, 7%, 7%, 6%,          None
Period                   7%--based on each        5%, 4%, 3%, 2%,
                       premium payment date)    1%--based on policy
                                                       date)
-------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan      Yes (6 and 12 month             No                       No
                             accounts)
--------------------------------------------------------------------------------------------------------------------------
Interest Sweep                  Yes                     Yes                      No
--------------------------------------------------------------------------------------------------------------------------
Premium Credit                  No                      No                       No
--------------------------------------------------------------------------------------------------------------------------
Fixed Account                   Yes                     Yes                      Yes
                             One-Year                One-Year                 One-Year
--------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit     Annual reset to age   3 year reset to age 85       Annual reset to
Guarantee                       80                                             age 80
--------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit            N/A                     N/A                      N/A
Reset Charge
--------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.85%                  1.40%                     1.55%
Risk and               Based on assets of     Based on assets of the    Based on assets of
Administration Costs   the Separate Account.  Separate Account.         the Separate Account.
Charge                 Charge is reflected    Charge is reflected in    Charge is reflected
                       in the Accumulation    the Accumulation Unit     in the Accumulation
                       Unit Value             Value                     Unit Value
--------------------------------------------------------------------------------------------------------------------------
Annual Policy Service           $50                     $30                     $40*
Charge
--------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value           $100,000                 $20,000                  $50,000
Required to Waive
Annual Policy Service
Charge
--------------------------------------------------------------------------------------------------------------------------

     All policies and features may not be available in all jurisdictions.
 *  May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs; and SEPs.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy, or a Non-Qualified Policy to fund another type of tax-qualified Retirement Plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They may include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every three years (every year for applications signed on or after May 19, 2000 in states where approved) and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, partial withdrawals and surrender charges as stated in your contract;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive (without surrender charges), a guaranteed amount of monthly income for life after the first Policy Year;

     (5) two riders (an Unemployment Benefit Rider and a Living Needs Benefit Rider), which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

     (6) an Interest Sweep feature which provides the opportunity to allocate interest earned on monies in the Fixed Account to the Investment Divisions under the policy; and

     (7) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole Beneficiary.

     (8) an optional Investment Protection Plan Rider, which allows you to surrender the policy and receive an amount equal to the greater of the policy's Accumulation Value or the amount guaranteed under the rider; and

     (9) optional Enhanced Beneficiary Benefit Rider and Enhanced Spousal Continuance ("ESC") Rider which allow you to increase your death benefit by a percentage of the gain in the policy.

     These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application. The application is sent to NYLIAC's Cleveland or Dallas service center with your initial premium payment. If the application is complete and accurate and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt at the service center. If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policyowner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Code. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner.

     We will allocate the initial premium payments to the Investment Divisions, Fixed Account or the DCA Advantage Plan Accounts immediately. We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 15. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate premium payments in up to 40 Investment Divisions, the DCA Advantage Plan Accounts and the Fixed Account. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages), allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 each or such lower amount as We may permit at any time or by any other method NYLIAC makes available. For residents of the states of Maryland, New Jersey and Washington, however, additional premium payments may only be made until 12 months after either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The current available methods of payment are direct payments to NYLIAC or any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by providing written notification or by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date We receive the policy, but without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from Us the greater of: (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date We receive the policy, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85 (age 80 in New York and Pennsylvania). We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, (age 80 in New York and Pennsylvania), unless We agree otherwise.

     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 85, (0-85 for Inherited IRAs), (age 80 in New York and Pennsylvania). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. In addition, you can also transfer from the DCA Advantage Plan Accounts. You may not make transfers into the DCA Advantage Plan Accounts. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation Interest Sweep, and the DCA Advantage Plan options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     You can request a transfer in four ways:

        - submit your request in writing on a form We approve to the Variable Products Service Center at the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);

        - use the IVR at 800-598-2019;

        - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

        - make your request through the Virtual Service Center.

     Your transfer requests must be in writing on a form approved by NYLIAC, through Our Virtual Service Center, or by telephone in accordance with established procedures (see "Virtual Service Center and Interactive Voice Response System".)

     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     For more details, see "Virtual Service Center and Interactive Voice Response System."

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency or number of transfers.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.

     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen.

     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

               (a) impeding a portfolio manager's ability to sustain an
                   investment objective;

               (b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

               (c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners or trusts that own policies.

     We may revoke VSC and IVR Privileges for certain policyowners (see "Transfer Limits").

     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number ("PIN"). With your Social Security Number, the PIN will give you access to both the VSC on Our corporate website, www.newyorklife.com, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions We take based on instructions received through IVR or VSC which We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or on non-Business Days will be processed as of the next Business Day.

     Availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while service is unavailable.

     VSC

     The VSC is open Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern
Time).

     The VSC enables you to:

        - e-mail your Registered Representative or the VPSC;

        - obtain current policy values;

        - transfer assets between investment options;

        - change the allocation of future premium payments;

        - reset your PIN;

        - change your address; and

        - obtain service forms.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

        - obtain current Policy values;

        - transfer assets between investment options;

        - change the allocation of future premium payments; and

        - speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You may authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. The Customer Service Representative will require certain identifying information, (Social Security number, address of record, date of birth), before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.

     Faxed requests are not acceptable and will not be honored at any time. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. In states where approved, NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


            AMOUNT            ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE          PURCHASED
 1             $100              $10.00                10.00
 2             $100              $ 8.00                12.50
 3             $100              $12.50                 8.00
 4             $100              $ 7.50                13.33
Total          $400              $38.00                43.83

                The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers, (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging Option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month except the 29th, 30th or 31st. We will not process a Dollar Cost Averaging transfer unless We receive a written request at the Variable Products Service Center at the address listed in Question 15 of this Prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If We do not receive the request within the five Business Days, the Dollar Cost Averaging transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed.

     You may cancel the traditional Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. YOU MUST ALLOCATE A MINIMUM OF $5,000 IN EACH DCA ADVANTAGE PLAN ACCOUNT THAT IS SELECTED. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. However, you may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month), each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan

Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2005 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2005, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2005 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to a DCA Advantage Plan account after the duration has expired, the Plan will be re-activated and will earn the interest rate in effect on that day.

     You can make partial withdrawals and transfers, (in addition to the automatic transfers described above), from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). We will not process an Automatic Asset Reallocation transfer unless We receive a written request at the Variable Products Service Center at the address listed in Question 15 of this prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If We do not receive the request within the five Business Days, the Automatic Asset Reallocation transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under to this option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Variable Accumulation Value is less than $2,500, or such a lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). We will not process an Interest Sweep transfer unless We receive a written request at the Variable Products Service Center at the address listed in Question 15 of this prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If We do not receive the request within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation

Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day, (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, DCA Advantage Plan Accounts, or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25, (or such lower amount as We may permit). In states where approved, We will allocate the initial premium payment immediately to the Investment Divisions, Fixed Account and DCA Advantage Plan Accounts you have selected. We will allocate all additional premium payments to the Investment Divisions and/or Fixed Account as requested.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The SAI contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, SEP IRA, Roth IRA and Inherited IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two Riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit Riders each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected) and a Upromise Account Rider, each of which is available at no additional cost. The riders are only available in those jurisdictions where they have been approved. Please consult with your Registered Representative regarding the availability of these riders in your jurisdiction.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA, SEP IRA, Roth IRA and Inherited IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN STATES WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy, (including any amount withdrawn for the surrender charge), divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

           (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date the Variable Products Service Center receives your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us or to the Registered Representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation will be effective on the date We receive your request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000)X $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount; ($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (See, "THE POLICIES--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES--Riders--Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner, (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment, (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000, (since there have been no previous withdrawals);

     5. You, (or the Annuitant, if you are not the Annuitant), die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated, (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments, (after the withdrawal), is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated, (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated, (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application, (see above), your policy will, subject to state availability, also include the Enhanced Spousal Continuance, ("ESC"), Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or Section 457 deferred compensation plans.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner, (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all necessary requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record, (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (f) Upromise Account Rider (optional)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The Rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise, (or a successor organization), ceases operation before the one-time amount of $40 is deposited into your Upromise Account.

     POLICYOWNER INQUIRIES

     Your inquiries and written requests for service must be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) VARIABLE ANNUITY--Question 15.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question. Your statement must include the nature of the error, the date of the error, the corresponding telephone reference number if applicable and any other relevant details.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How do I contact NYLIAC?"). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the

Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        PAYMENT YEAR                          CHARGE
                        ------------                          ------
1...........................................................    7%
2...........................................................    7%
3...........................................................    7%
4...........................................................    6%
5...........................................................    5%
6...........................................................    4%
7+..........................................................    0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greater of (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior surrender charge free withdrawals during the Policy Year, or (ii) the Accumulation Value less accumulated premium payments, or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the Policy Year.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) when you select an Income Payment Option in any Policy Year after the first Policy Anniversary;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy, (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy; and

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.

     (h) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, We will add any excess to Our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, We impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.15% of the net asset value of the Separate Account and is deducted daily.

     (c) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. This charge is the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (e) Investment Protection Plan Rider Charge (optional)

     If you select the Investment Protection Plan Rider, (in states where available), We will deduct a charge on the first Business Day of the next policy quarter following each quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. As of the date of this prospectus, the charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis, (0.1125% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (f) Rider Risk Charge Adjustment (optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset realization do not count toward this transfer limit.

     (h) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider, (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis, (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this rider.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.

     Under present laws, NYLIAC will also incur state and local taxes, (in addition to the premium taxes described above), in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYLIAC. Fax transmissions are not acceptable and will not be honored at any time. These forms must be mailed to Us at the addresses listed in Question 15. The amount available for withdrawal is the Accumulation Value on the Business Day during which We receive the request, less any outstanding loan balance, surrender charges, taxes which We may deduct and policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. NYLIAC will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy, (taking into account any prior withdrawals), may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts (where available) in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made, (may not be the 29th, 30th, or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day, (if the day you have specified is not a Business Day or does not exist in that month). We will not process a Periodic Partial Withdrawal unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. We must receive this request at least five Business Days before the date the withdrawals are scheduled to begin. If We do not receive the request within the five Business Days, the Periodic Partial Withdrawal will commence on the day requested in the following month. You must specify the Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNT--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and IRA SEPs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals, less any rider charges; or

     (c) the "reset value" plus any additional premium payments made, less any outstanding loan balance, less any withdrawals, ("proportional withdrawals" in New York)*, made since the most recent Reset Anniversary and any surrender charges applicable to such withdrawals (proportional withdrawals in New York).

     We recalculate the reset value, with respect to applications signed prior to May 19, 2000, every three years, (six years in Texas), from the date of the initial premium payment, ("Reset Anniversary"), until you or the Annuitant reaches age 85, unless otherwise required by applicable state laws. For applications signed on or after May 19, 2000 (in states where approved), We recalculate the reset value each year on the Policy Anniversary. Please consult with your Registered Representative regarding the reset value that is available under your particular policy. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those withdrawals since the last Reset Anniversary date less any rider charges. The greater of the compared values will be the new reset value.

     We have set forth below an example of how the death benefit is calculated in a state where We calculate the reset value every year. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) a $20,000 withdrawal is made prior to the policy's first Policy Anniversary;

     (3) the Accumulation Value is $220,000 on the first Policy Anniversary; and

     (4) you die in the second Policy Year and the Accumulation Value of the policy has decreased to $175,000.

           The death benefit is the greater of:

(a)  Accumulation Value                   =  $175,000
(b)  Premium payments less                =  $180,000 ($200,000 - $20,000)
     any partial withdrawals; or
(c)  Reset value (Accumulation Value      =  $220,000
     on first Policy Anniversary)

     In this example, your Beneficiary(ies) would receive $220,000.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments, (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and any DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all

---------------

*Note: A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by; a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first policy year, less any rider charges; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent policy years, less any rider charges.

requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law), in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     NYLIAC will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. A lump sum payment may only be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment We agree to at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents, (including documents necessary to comply with federal and state tax law), in connection with a request.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

             (a) The New York Stock Exchange, ("NYSE"), is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission, ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988, (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a TSA plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974, ("ERISA").

Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan, or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125%, (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or any DCA Advantage Plan Accounts on a pro rata basis so that the Fixed Accumulation Value equals 125%, (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125%, (110% in New York), of the outstanding loan balance.

     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate stated on the policy data page. For plans subject to ERISA, We will apply the interest charged on the loan at the then current prime rate at the beginning of the calendar year, plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy. For all plans, We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take the withdrawal on a first-in, first-out, ("FIFO"), basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. Upon the death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to the amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each payment or transfer. All premium payments and additional amounts, (including transfers from other Investment Divisions), allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of: (i) $500, or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or any DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures or through Our Virtual Service Center (see Question 15).

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis, (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Account.

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option), or make any partial withdrawals from the Fixed Account or a DCA Advantage Plan Account.

     See the policy itself for details and a description of the Fixed Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Account, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Account" equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the data page of your policy. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from Section 403(b) TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC, (or, its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations), that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions, (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2, (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA, ("Social Security"), taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

          (e) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary, (other than the IRA owner's spouse), directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, Inc. ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.

     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for LifeStages(R) Variable Annuity policies during the fiscal years ended December 31, 2004, 2003, and 2002 were $3,965,708, $8,222,634, and $19,439,613. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    4
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

   How to obtain a New York Life LifeStages(R) Variable Annuity Statement of
                            Additional Information.

               Call (800) 598-2019 or send this request form to:

                          NYLIAC Variable Products Service Center
                          Madison Square Station
                          P.O. Box 922
                          New York, NY 10159

--------------------------------------------------------------------------------

    Please send me a New York Life LifeStages(R) Variable Annuity Statement
                  of Additional Information dated May 1, 2005:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2005
                                      FOR

                  NEW YORK LIFE LIFESTAGES(R) VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life LifeStages(R) Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life LifeStages(R) Variable Annuity Prospectus dated May 1, 2005. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life LifeStages(R) Variable Annuity Prospectus.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................     2
  Valuation of Accumulation Units...........................     2
ANNUITY PAYMENTS............................................     2
GENERAL MATTERS.............................................     2
FEDERAL TAX MATTERS.........................................     3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................     3
  Tax Status of the Policies................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     4
STATE REGULATION............................................     4
RECORDS AND REPORTS.........................................     4
LEGAL PROCEEDINGS...........................................     4
FINANCIAL STATEMENTS........................................     5
OTHER INFORMATION...........................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period"), by the following formula:

                                   (a/b) - c
Where: a= the result of:

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b= the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

          c= a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the daily average Variable Accumulation Value. (See "Charges and Deductions--Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 42 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured), by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary, or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued, and thus, no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an Annual Statement with the Delaware Commissioner of Insurance on or before, March 1 of each year, covering the operations and reporting on the financial condition of NYLIAC as of, December 31, of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. It is important that you inform New York Life or NYLIAC of an address change so that you can receive these policy statements (See "How Do I Contact NYLIAC?" in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance, (including variable contracts registered under the federal securities law), investment, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 included in this SAI, have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2004 and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2005

                   to the Prospectuses dated May 1, 2005 for
                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                     LIFESTAGES(R) SELECT VARIABLE ANNUITY
                         LIFESTAGES(R) VARIABLE ANNUITY
                  LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY
               LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND
                      LIFESTAGES(R) ELITE VARIABLE ANNUITY
               LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY
                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY

                                  INVESTING IN
               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Variable Annuity, LifeStages(R) Elite Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity and the LifeStages(R) Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2005 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

        (a) for LifeStages(R) Variable Annuity policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for LifeStages(R) Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for LifeStages(R) Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for LifeStages(R) Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for LifeStages(R) Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for LifeStages(R) Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For LifeStages(R) Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES--Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Internal Revenue Code.

3. In the same paragraph, delete the disclosure immediately following clause (4) (for the LifeStages(R) Flexible Premium Variable Annuity) and immediately following clause (5) (for the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity and the LifeStages(R) Select Variable Annuity policies) and replace it with the following:

        An Unemployment Benefit Rider (not available for Non-Qualified Policies issued to fund a Pension Plan) and Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

D. THE POLICIES--Policy Application and Premium Payments

1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, and LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

        (a) for LifeStages(R) Variable Annuity policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

        (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

        (c) for LifeStages(R) Essentials policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (d) for LifeStages(R) Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (e) for LifeStages(R) Elite policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for LifeStages(R) Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for LifeStages(R) Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For LifeStages(R) Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES--Riders

1. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

        At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider, (for IRAs, Roth IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan), and a Living Needs Benefit Rider, (for all types of policies).

2. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders--Unemployment Benefit Rider," delete the first sentence and replace it with the following:

        For all IRAs, Roth IRAs and all Non-Qualified Policies, (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders--Enhanced Beneficiary Benefit Rider, (optional)," delete the eighth full paragraph and replace it with the following:

        There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this Rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider, (optional)," and the four paragraphs of disclosure under that heading.
   -----------------------------------------------------------------------------

                  New York Life Insurance and Annuity Corporation
                                 51 Madison Avenue
                             New York, New York 10010

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $236,220,111     $373,225,872     $199,754,201

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        808,998        1,193,898          760,848
    Administrative charges..................................         71,503          135,237           64,528
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $165,677,653     $338,178,879     $125,021,822
    Series II Policies......................................      1,249,790          862,087        3,728,076
    Series III Policies.....................................     53,616,000       23,809,545       40,777,869
    Series IV Policies......................................     14,522,055        8,987,938       17,481,120
    Series V Policies.......................................        274,112           58,288        2,338,752
    Series VI Policies......................................             --               --        9,581,186
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      16.01     $      16.70     $       1.25
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      13.00     $       6.26     $       1.03
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.73     $       5.71     $       1.02
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.39     $       9.59     $       0.98
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      11.03     $      11.73     $       0.98
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       0.98
                                                               ============     ============     ============
Identified Cost of Investment...............................   $242,307,945     $522,766,518     $199,759,443
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $315,097,283      $219,915,086      $190,302,719       $800,252,554       $73,923,953       $60,361,437       $84,853,698

        1,012,909           732,295           659,827          2,619,161           243,551           195,783           276,342
          108,303            68,973            56,879            256,522            22,113            16,458            23,291
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $270,485,169      $162,933,189      $127,522,329       $623,761,962       $52,909,727       $33,468,165       $48,681,193
        1,065,137         1,516,011         1,441,576          5,697,825           576,954           154,575           292,125
       32,680,186        41,714,466        46,404,890        124,365,201        15,214,304        15,820,335        22,005,019
        9,420,894        12,704,302        13,856,516         42,153,383         4,582,301         5,835,440         7,943,643
          324,685           245,850           360,702          1,398,500           375,003            23,915           106,211
               --                --                --                 --                --                --                --
               --                --                --                 --                --         4,846,766         5,525,874
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $      22.23      $      17.59      $      15.46       $      22.70       $     18.09       $     12.92       $     11.05
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.75      $       9.93      $      12.28       $      14.38       $     11.02       $     13.93       $     14.10
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.80      $       9.50      $      12.14       $      14.12       $     11.05       $     13.39       $     11.24
     ============      ============      ============       ============       ===========       ===========       ===========
     $      11.00      $      11.68      $      10.98       $      14.44       $     13.07       $     13.10       $     12.09
     ============      ============      ============       ============       ===========       ===========       ===========
     $      12.38      $      12.96      $      10.68       $      15.22       $     14.39       $     15.47       $     17.45
     ============      ============      ============       ============       ===========       ===========       ===========
     $         --      $         --      $         --       $         --       $        --       $        --       $        --
     ============      ============      ============       ============       ===========       ===========       ===========
     $359,052,483      $209,812,059      $198,000,677       $724,781,753       $57,792,811       $45,513,634       $62,706,875
     ============      ============      ============       ============       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $145,266,697     $636,616,298     $72,886,816

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        468,339        2,064,788         243,715
    Administrative charges..................................         38,429          214,483          20,668
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 83,639,829     $533,383,485     $40,183,772
    Series II Policies......................................        806,706        1,797,453         449,401
    Series III Policies.....................................     40,033,706       76,899,355      18,572,919
    Series IV Policies......................................     13,799,321       21,843,210       8,101,021
    Series V Policies.......................................        378,080          413,524         129,801
    Series VI Policies......................................             --               --              --
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........      6,102,287               --       5,185,519
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
    Series I variable accumulation unit value...............   $      12.20     $      22.60     $     10.37
                                                               ============     ============     ===========
    Series II variable accumulation unit value..............   $      12.10     $       8.56     $     10.63
                                                               ============     ============     ===========
    Series III variable accumulation unit value.............   $      12.30     $       8.32     $     10.30
                                                               ============     ============     ===========
    Series IV variable accumulation unit value..............   $      11.92     $      11.29     $     11.16
                                                               ============     ============     ===========
    Series V variable accumulation unit value...............   $      11.97     $      13.43     $     12.41
                                                               ============     ============     ===========
    Series VI variable accumulation unit value..............   $         --     $         --     $        --
                                                               ============     ============     ===========
Identified Cost of Investment...............................   $113,687,448     $671,418,259     $57,088,002
                                                               ============     ============     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $247,209,372      $259,705,370       $58,114,634       $54,612,610      $ 97,078,458       $31,758,580       $80,316,149

          803,355           840,315           186,733           184,015           323,301           106,722           265,570
           87,334            83,256            18,625            15,982            33,294            10,197            26,644
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $216,659,229      $205,051,812       $46,438,284       $37,373,939      $ 79,285,273       $17,675,673       $64,616,366
          724,228         1,017,180           315,948           395,137           473,404           174,290           442,373
       21,717,892        40,492,337         8,690,204        13,233,635        13,388,947         5,537,611        12,381,165
        6,865,968        11,986,703         2,452,375         3,136,639         3,497,244         1,530,380         2,437,517
          351,366           233,767            12,465           273,263            76,995            13,961           146,514
               --                --                --                --                --                --                --
               --                --                --                --                --         6,709,746                --
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      17.84      $      19.99       $     11.19       $     11.18      $      11.98       $      8.66       $      9.92
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       8.20      $      11.66       $      9.24       $     10.34      $       6.70       $      8.28       $      6.94
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       7.85      $      11.14       $      9.06       $     10.21      $       5.72       $      8.32       $      6.43
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      10.79      $      10.56       $     11.48       $     11.06      $       9.60       $     11.00       $     13.20
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      12.19      $      11.40       $     12.65       $     14.52      $      11.58       $     13.64       $     15.47
     ============      ============       ===========       ===========      ============       ===========       ===========
     $         --      $         --       $        --       $        --      $         --       $        --       $        --
     ============      ============       ===========       ===========      ============       ===========       ===========
     $280,994,662      $238,331,025       $54,453,939       $48,170,866      $130,445,702       $30,525,948       $61,756,653
     ============      ============       ===========       ===========      ============       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $3,003,220        $755,095        $4,474,645

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        12,182           3,106            17,708
    Administrative charges..................................            --              --                --
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $       --        $     --        $       --
    Series II Policies......................................            --              --                --
    Series III Policies.....................................     2,576,105         558,035         3,895,889
    Series IV Policies......................................            --              --                --
    Series V Policies.......................................            --              --                --
    Series VI Policies......................................       414,933         193,954           561,048
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
    Series I variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series II variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series III variable accumulation unit value.............    $     8.94        $  12.65        $     8.46
                                                                ==========        ========        ==========
    Series IV variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series V variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series VI variable accumulation unit value..............    $    12.23        $  15.65        $    11.42
                                                                ==========        ========        ==========
Identified Cost of Investment...............................    $2,593,674        $547,741        $4,009,518
                                                                ==========        ========        ==========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH---      CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
      $1,974,439        $47,756,342       $27,790,973      $385,871,829      $240,790,909      $601,869,286

           7,682            159,537            98,895         1,248,700           785,574         1,973,428
              --             13,865             7,849           128,889            76,499           205,989
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $30,071,090       $16,779,506      $319,270,069      $189,505,567      $501,432,024
              --            156,679           112,618         1,464,723         1,371,891         2,175,730
       1,695,060         10,514,007         8,361,621        48,944,070        39,177,504        74,258,784
              --          4,417,260         2,401,884        14,289,696         9,222,957        21,176,603
              --            750,791            28,600           525,682           650,917           646,728
         271,697          1,673,113                --                --                --                --
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     17.86       $      8.67      $      21.00      $      17.67      $      20.52
      ==========        ===========       ===========      ============      ============      ============
      $       --        $      9.29       $     10.56      $      11.02      $      11.49      $      10.62
      ==========        ===========       ===========      ============      ============      ============
      $     8.50        $      9.02       $      8.79      $      10.58      $      11.31      $      10.00
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     11.58       $     10.55      $      12.43      $      11.51      $      11.05
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     12.55       $     13.97      $      14.73      $      11.54      $      11.42
      ==========        ===========       ===========      ============      ============      ============
      $    13.37        $     11.48       $        --      $         --      $         --      $         --
      ==========        ===========       ===========      ============      ============      ============
      $1,539,470        $47,261,407       $26,123,761      $341,074,240      $213,355,540      $610,831,167
      ==========        ===========       ===========      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $256,632,470     $32,221,594      $42,702,631

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        839,789         108,065          141,520
    Administrative charges..................................         95,219          10,048           14,085
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $231,574,455     $24,301,947      $34,542,077
    Series II Policies......................................        984,709         367,601          298,355
    Series III Policies.....................................     16,987,185       6,023,648        6,554,474
    Series IV Policies......................................      6,016,079       1,318,852        1,125,434
    Series V Policies.......................................        135,034          91,433           26,686
    Series VI Policies......................................             --              --               --
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
    Series I variable accumulation unit value...............   $      15.18     $      9.35      $     10.09
                                                               ============     ===========      ===========
    Series II variable accumulation unit value..............   $       6.46     $      8.28      $      7.15
                                                               ============     ===========      ===========
    Series III variable accumulation unit value.............   $       5.93     $      8.14      $      6.84
                                                               ============     ===========      ===========
    Series IV variable accumulation unit value..............   $       9.83     $     10.75      $     11.07
                                                               ============     ===========      ===========
    Series V variable accumulation unit value...............   $      12.48     $     13.62      $     13.44
                                                               ============     ===========      ===========
    Series VI variable accumulation unit value..............   $         --     $        --      $        --
                                                               ============     ===========      ===========
Identified Cost of Investment...............................   $397,715,716     $31,733,754      $46,848,823
                                                               ============     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  3,960,340      $  8,197,767      $211,108,484      $ 47,952,549       $48,468,631

              14,098            28,544           687,066           153,393           161,305
                 739             1,750            59,415             9,834            16,370
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $  1,791,903      $  3,794,985      $144,310,514      $ 19,772,639       $39,054,888
              23,186            58,995         1,477,880           292,393           163,869
           1,955,068         3,531,381        50,653,136        16,224,345         7,049,889
             131,694           672,156        13,286,083         7,059,389         1,965,315
              43,652           109,956           634,390           371,135            56,995
                  --                --                --         4,069,421                --
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $      11.57      $       9.73      $      13.88      $      15.55       $     12.70
        ============      ============      ============      ============       ===========
        $      13.61      $      10.02      $      13.24      $      15.41       $      9.15
        ============      ============      ============      ============       ===========
        $      10.87      $      10.08      $      12.95      $      15.61       $     10.63
        ============      ============      ============      ============       ===========
        $      17.50      $      14.01      $      11.51      $      14.71       $     14.10
        ============      ============      ============      ============       ===========
        $      15.62      $      13.53      $      11.68      $      18.55       $     18.07
        ============      ============      ============      ============       ===========
        $         --      $         --      $         --      $      16.35       $        --
        ============      ============      ============      ============       ===========
        $  2,950,456      $  6,809,179      $178,026,989      $ 37,665,181       $37,268,210
        ============      ============      ============      ============       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                MAINSTAY VP
                                             MAINSTAY VP          CAPITAL         MAINSTAY VP       MAINSTAY VP
                                                BOND--         APPRECIATION--    COMMON STOCK--    CONVERTIBLE--
                                            SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                           ----------------------------------------------------------------------
ASSETS:
  Investment at net asset value..........    $54,580,678        $43,499,848       $30,637,959       $67,956,533

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
    Mortality and expense risk charges...        188,640            152,543           104,602           231,944
    Administrative charges...............          9,818              7,414             5,809            12,416
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies....................    $ 7,474,420        $ 7,459,016       $ 4,809,647       $10,142,224
    Series II Policies...................          5,223              6,057                --            23,702
    Series III Policies..................     19,602,837         16,080,822        10,273,852        23,423,826
    Series IV Policies...................     16,738,101         10,571,112        10,069,951        20,014,251
    Series V Policies....................      1,361,662            428,733           213,230         1,466,426
    Series VI Policies...................      9,199,977          8,794,151         5,160,868        12,641,744
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
    Series I variable accumulation unit
      value..............................    $     10.15        $     11.42       $     12.44       $     11.48
                                             ===========        ===========       ===========       ===========
    Series II variable accumulation unit
      value..............................    $     10.02        $     10.31       $     10.00       $     10.11
                                             ===========        ===========       ===========       ===========
    Series III variable accumulation unit
      value..............................    $     10.12        $     11.52       $     12.34       $     11.49
                                             ===========        ===========       ===========       ===========
    Series IV variable accumulation unit
      value..............................    $     10.15        $     11.41       $     12.43       $     11.41
                                             ===========        ===========       ===========       ===========
    Series V variable accumulation unit
      value..............................    $     10.02        $     11.20       $     12.29       $     11.34
                                             ===========        ===========       ===========       ===========
    Series VI variable accumulation unit
      value..............................    $     10.09        $     11.36       $     12.37       $     11.28
                                             ===========        ===========       ===========       ===========
Identified Cost of Investment............    $56,354,186        $41,076,227       $27,826,548       $64,876,808
                                             ===========        ===========       ===========       ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP
                          HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP            MID CAP
      GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--           VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $35,848,913        $254,708,199       $44,926,428        $37,696,567        $61,004,366        $71,726,052

          120,968             850,041           149,149            124,611            207,493            233,196
            6,898              45,536             7,684              6,396             10,545             11,160
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $ 6,080,119        $ 33,433,962       $ 5,974,844        $ 5,875,735        $ 9,510,434        $ 9,219,891
            4,660              63,992             7,609             11,387              5,468             34,110
       12,874,507          94,870,877        16,793,257         13,092,046         21,257,083         25,829,800
       11,256,139          76,786,174        13,747,642         10,128,229         17,454,491         21,167,558
          705,706           8,737,445           684,423            655,817            853,909            832,677
        4,799,916          39,920,172         7,561,820          7,802,346         11,704,943         14,397,660
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.65       $     13.55        $     14.19        $     14.56        $     13.41
      ===========        ============       ===========        ===========        ===========        ===========
      $     10.01        $      10.18       $     10.19        $     10.19        $     10.24        $     10.29
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.83        $      12.56       $     13.30        $     14.06        $     14.23        $     13.52
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.71       $     13.38        $     14.09        $     14.26        $     13.40
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.54       $     12.96        $     14.09        $     13.94        $     13.25
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.58       $     13.08        $     13.94        $     14.48        $     13.33
      ===========        ============       ===========        ===========        ===========        ===========
      $36,765,835        $250,871,542       $39,258,139        $32,648,793        $50,931,023        $63,292,823
      ===========        ============       ===========        ===========        ===========        ===========


       MAINSTAY VP
         S&P 500
         INDEX--
      SERVICE CLASS
     ----------------
       $133,283,232
            444,532
             24,087
       ------------
       $132,814,613
       ============
       $ 20,963,803
             16,330
         51,775,376
         38,290,446
          2,782,384
         18,986,274
       ------------
       $132,814,613
       ============
       $      12.24
       ============
       $      10.25
       ============
       $      12.15
       ============
       $      12.23
       ============
       $      12.16
       ============
       $      12.17
       ============
       $122,598,429
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        MAINSTAY VP
                                                                                                          AMERICAN
                                               MAINSTAY VP        MAINSTAY VP                             CENTURY
                                                SMALL CAP            TOTAL           MAINSTAY VP          INCOME &
                                                 GROWTH--           RETURN--           VALUE--            GROWTH--
                                              SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                             --------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $49,499,869        $34,331,434        $50,768,128        $16,769,418

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        171,232            121,273            173,198             52,404
    Administrative charges.................          8,805              5,846              8,716              2,920
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $ 7,814,539        $ 5,621,633        $ 8,002,696        $ 2,449,943
    Series II Policies.....................          6,136                607              5,752             13,195
    Series III Policies....................     16,734,051         13,523,645         19,389,133          5,324,376
    Series IV Policies.....................     14,487,100          8,501,540         14,110,677          5,136,050
    Series V Policies......................        634,748            486,592            544,189            291,855
    Series VI Policies.....................      9,643,258          6,070,298          8,533,767          3,498,675
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     13.17        $     11.23        $     12.64        $     12.27
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.30        $     10.11        $     10.21        $     10.14
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     13.23        $     11.19        $     12.54        $     12.59
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.91        $     11.35        $     12.82        $     12.53
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.54        $     11.01        $     12.51        $     12.35
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     13.10        $     11.01        $     12.57        $     12.40
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $44,566,377        $32,901,093        $46,310,669        $15,421,002
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
        DREYFUS          EAGLE ASSET            LORD              ALGER             COLONIAL
         LARGE            MANAGEMENT           ABBETT            AMERICAN           SMALL CAP          DREYFUS IP
        COMPANY             GROWTH           DEVELOPING           SMALL            VALUE FUND,         TECHNOLOGY
        VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--   VARIABLE SERIES--       GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES         CLASS B         SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------
      $19,924,924        $16,573,959        $13,480,037        $18,361,986         $1,550,211         $19,522,842

           70,890             60,318             47,148             61,514              1,128              69,883
            3,659              2,914              2,540              3,498                 81               3,759
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $ 3,118,581        $ 2,040,612        $ 1,949,412        $ 2,923,304         $  521,278         $ 3,225,220
               --                 --              3,274              6,738              6,647                  --
        6,678,377          6,358,074          4,769,292          6,285,972            304,232           7,183,608
        5,698,833          5,116,356          4,310,273          5,992,850            431,165           5,905,012
          550,546            272,285            170,413            240,515                 --             207,883
        3,804,038          2,723,400          2,227,685          2,847,595            285,680           2,927,477
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.40        $     10.67        $     12.11        $     13.95         $    10.61         $     11.63
      ===========        ===========        ===========        ===========         ==========         ===========
      $     10.00        $     10.00        $     10.00        $     10.41         $    10.26         $     10.00
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.34        $     10.63        $     11.92        $     13.90         $    10.57         $     11.52
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.37        $     10.65        $     12.09        $     13.88         $    10.54         $     11.54
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.22        $     10.30        $     11.83        $     13.65         $    10.00         $     11.45
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.32        $     10.59        $     12.21        $     13.88         $    10.54         $     11.48
      ===========        ===========        ===========        ===========         ==========         ===========
      $18,238,719        $16,279,462        $12,535,299        $16,220,760         $1,549,163         $18,975,713
      ===========        ===========        ===========        ===========         ==========         ===========


       FIDELITY(R)
           VIP
     CONTRAFUND(R)--
     SERVICE CLASS 2
     ----------------
       $86,704,409
           284,298
            15,306
       -----------
       $86,404,805
       ===========
       $12,675,104
            29,775
        29,756,253
        26,881,188
         1,799,674
        15,262,811
       -----------
       $86,404,805
       ===========
       $     13.27
       ===========
       $     10.26
       ===========
       $     13.13
       ===========
       $     13.41
       ===========
       $     12.97
       ===========
       $     13.00
       ===========
       $76,665,234
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        JANUS ASPEN
                                               FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES
                                                   VIP                VIP               SERIES           WORLDWIDE
                                             EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--
                                             SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES
                                             -------------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $69,395,943        $74,384,545        $65,292,685        $20,398,588

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        226,830            218,490            225,836             71,019
    Administrative charges.................         12,356             14,450             12,799              3,971
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $10,242,549        $28,222,317        $10,377,766        $ 3,532,632
    Series II Policies.....................         10,084             87,621              8,688                 --
    Series III Policies....................     23,055,297         21,171,753         21,339,625          7,463,298
    Series IV Policies.....................     19,398,574         14,301,447         20,968,135          6,067,491
    Series V Policies......................      2,304,579          1,071,111          1,132,076            380,357
    Series VI Policies.....................     14,145,674          9,297,356         11,227,760          2,879,820
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     12.64        $     13.85        $     11.23        $     11.88
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.16        $     12.48        $     10.23        $     10.00
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     12.45        $     13.78        $     11.26        $     11.78
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.58        $     14.02        $     11.22        $     11.79
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.60        $     13.18        $     11.16        $     11.61
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     12.51        $     14.00        $     11.18        $     11.54
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $62,738,671        $64,001,028        $61,360,045        $19,202,651
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  NEUBERGER                             VAN KAMPEN
         MFS(R)                                                     BERMAN                                 UIF
       INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE         EMERGING
         TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY            MARKETS
        SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME            EQUITY--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II         CLASS II
    -----------------------------------------------------------------------------------------------------------------
       $3,635,846         $5,049,994         $40,013,522          $5,803,987        $79,844,265        $14,273,632

           12,301             16,840              92,998              18,804            260,590             47,182
              784                976               5,758               1,106             13,847              2,611
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $  832,925         $  930,337         $15,141,129          $1,365,497        $ 9,680,254        $ 2,225,093
               --                 --             153,503               1,658             16,105              1,392
          873,604          1,616,044          11,128,528           1,634,821         26,790,699          4,867,091
        1,094,944          1,604,411           6,513,284           1,504,784         24,617,569          4,745,011
           38,556             25,727             417,079             307,294          2,965,791             72,974
          782,732            855,659           6,561,243             970,023         15,499,410          2,312,278
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.56         $     13.86          $    12.48        $     12.66        $     16.63
       ==========         ==========         ===========          ==========        ===========        ===========
       $    10.00         $    10.00         $     12.45          $    10.67        $     10.33        $     10.67
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.96         $    12.45         $     14.58          $    12.54        $     12.59        $     15.98
       ==========         ==========         ===========          ==========        ===========        ===========
       $    12.02         $    12.25         $     14.67          $    12.95        $     12.68        $     16.55
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.54         $     14.66          $    12.67        $     12.53        $     12.76
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.88         $    12.64         $     14.54          $    12.69        $     12.57        $     16.01
       ==========         ==========         ===========          ==========        ===========        ===========
       $3,265,182         $4,429,212         $35,986,117          $5,178,534        $72,695,199        $12,169,332
       ==========         ==========         ===========          ==========        ===========        ===========


         VICTORY
     VIF DIVERSIFIED
         STOCK--
      CLASS A SHARES
    --------------------------------------------------
        $5,872,148
            15,555
             1,124
        ----------
        $5,855,469
        ==========
        $2,060,765
                --
         1,175,768
         1,599,483
            12,647
         1,006,806
        ----------
        $5,855,469
        ==========
        $    11.19
        ==========
        $    10.00
        ==========
        $    11.08
        ==========
        $    10.90
        ==========
        $    10.85
        ==========
        $    11.06
        ==========
        $5,554,744
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  8,419,121        $    908,808        $   1,943,203
  Mortality and expense risk charges...................      (3,371,472)         (4,906,027)          (3,128,740)
  Administrative charges...............................        (297,138)           (555,025)            (273,248)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................       4,750,511          (4,552,244)          (1,458,785)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      60,025,436          60,339,460          201,750,722
  Cost of investments sold.............................     (57,604,247)        (92,382,684)        (201,758,561)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........       2,421,189         (32,043,224)              (7,839)
  Realized gain distribution received..................       2,530,840                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      (3,418,356)         45,162,339                2,072
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................       1,533,673          13,119,115               (5,767)
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $  6,284,184        $  8,566,871        $  (1,464,552)
                                                           ============        ============        =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             S&P 500            SMALL CAP
                                                              VALUE--             INDEX--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  1,115,808        $  9,466,136        $          --
  Mortality and expense risk charges...................      (1,631,817)         (8,037,709)            (912,992)
  Administrative charges...............................        (133,348)           (835,640)             (76,717)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................        (649,357)            592,787             (989,709)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       5,775,614          70,550,155            8,845,580
  Cost of investments sold.............................      (5,099,997)        (71,627,428)          (7,212,218)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........         675,617          (1,077,273)           1,633,362
  Realized gain distribution received..................       1,246,854                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      17,701,449          53,483,871            4,351,673
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................      19,623,920          52,406,598            5,985,035
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 18,974,563        $ 52,999,385        $   4,995,326
                                                           ============        ============        =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP          MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--           GROWTH--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
    $  4,207,281    $  4,157,928    $  7,876,599    $ 53,205,112    $    639,230     $   266,799      $         --
      (3,974,835)     (2,959,601)     (2,843,292)     (9,923,413)       (789,444)       (644,325)         (964,556)
        (425,546)       (280,201)       (245,991)       (973,013)        (71,414)        (53,491)          (79,936)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
        (193,100)        918,126       4,787,316      42,308,686        (221,628)       (431,017)       (1,044,492)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      41,184,591      33,765,785      79,653,038     138,660,745       9,337,305       3,704,219        10,548,981
     (54,073,453)    (38,381,226)    (79,601,343)   (149,967,637)     (7,917,742)     (2,984,272)       (9,092,176)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
     (12,888,862)     (4,615,441)         51,695     (11,306,892)      1,419,563         719,947         1,456,805
              --              --              --              --              --       1,246,778                --
      40,339,057      12,994,494        (895,837)     48,866,587       8,352,821       8,003,511        13,683,264
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      27,450,195       8,379,053        (844,142)     37,559,695       9,772,384       9,970,236        15,140,069
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 27,257,095    $  9,297,179    $  3,943,174    $ 79,868,381    $  9,550,756     $ 9,539,219      $ 14,095,577
    ============    ============    ============    =============   ============     ===========      ============

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP       INCOME          COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--       & GROWTH--        VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------
    $  4,143,941    $  2,832,912    $    955,374    $    506,725    $    216,744     $        --      $         --
      (3,250,113)     (3,270,542)       (716,988)       (705,821)     (1,345,398)       (415,664)         (984,836)
        (353,355)       (325,714)        (71,558)        (61,226)       (138,212)        (39,660)          (98,626)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
         540,473        (763,344)        166,828        (260,322)     (1,266,866)       (455,324)       (1,083,462)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      37,935,452      28,109,187       6,757,412       8,117,868      20,628,690       6,610,410        11,692,733
     (40,878,587)    (29,562,209)     (6,949,284)     (8,113,395)    (34,272,760)     (7,753,004)      (10,590,717)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      (2,943,135)     (1,453,022)       (191,872)          4,473     (13,644,070)     (1,142,594)        1,102,016
              --              --              --              --              --              --                --
      13,900,293      25,508,177       5,821,819       5,051,499       9,803,326       2,701,305        10,278,565
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      10,957,158      24,055,155       5,629,947       5,055,972      (3,840,744)      1,558,711        11,380,581
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 11,497,631    $ 23,291,811    $  5,796,775    $  4,795,650    $ (5,107,610)    $ 1,103,387      $ 10,297,119
    ============    ============    ============    =============   ============     ===========      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004


                                                                AMSOUTH         AMSOUTH         AMSOUTH
                                                                ENHANCED     INTERNATIONAL     LARGE CAP
                                                              MARKET FUND     EQUITY FUND        FUND
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $    27,444     $        --     $    14,704
  Mortality and expense risk charges........................      (46,153)         (9,443)        (68,689)
  Administrative charges....................................           --              --              --
                                                              ------------    -----------     -----------
      Net investment income (loss)..........................      (18,709)         (9,443)        (53,985)
                                                              ------------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      451,746          71,515         690,866
  Cost of investments sold..................................     (440,857)        (52,954)       (684,707)
                                                              ------------    -----------     -----------
      Net realized gain (loss) on investments...............       10,889          18,561           6,159
  Realized gain distribution received.......................           --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      242,581         129,837         202,593
                                                              ------------    -----------     -----------
      Net gain (loss) on investments........................      253,470         148,398         208,752
                                                              ------------    -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $   234,761     $   138,955     $   154,767
                                                              ============    ===========     ===========

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)
                                                                WORLDWIDE       INVESTORS        MFS(R)
                                                                GROWTH--          TRUST         RESEARCH
                                                              INSTITUTIONAL     SERIES--        SERIES--
                                                                 SHARES       INITIAL CLASS   INITIAL CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  2,643,918     $   198,504     $   442,923
  Mortality and expense risk charges........................    (3,410,613)       (413,160)       (532,683)
  Administrative charges....................................      (385,161)        (38,484)        (52,848)
                                                              ------------     -----------     -----------
      Net investment income (loss)..........................    (1,151,856)       (253,140)       (142,608)
                                                              ------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    53,951,975       4,462,907       6,149,117
  Cost of investments sold..................................   (72,295,788)     (5,151,861)     (9,811,541)
                                                              ------------     -----------     -----------
      Net realized gain (loss) on investments...............   (18,343,813)       (688,954)     (3,662,424)
  Realized gain distribution received.......................            --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    26,904,789       3,857,911       9,204,880
                                                              ------------     -----------     -----------
      Net gain (loss) on investments........................     8,560,976       3,168,957       5,542,456
                                                              ------------     -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $  7,409,120     $ 2,915,817     $ 5,399,848
                                                              ============     ===========     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                   DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                   TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        CALVERT       GROWTH--           VIP            EQUITY-       BALANCED--
       MID CAP        SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
        FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    --------------------------------------------------------------------------------------------
      $      --     $  782,358    $        --     $  1,202,474     $  3,532,553    $  13,420,308
        (26,687)      (581,865)      (402,834)      (4,615,638)      (3,003,612)      (7,875,774)
             --        (50,875)       (31,160)        (477,693)        (291,994)        (821,580)
      ---------     -----------   ------------    ------------     ------------    -------------
        (26,687)       149,618       (433,994)      (3,890,857)         236,947        4,722,954
      ---------     -----------   ------------    ------------     ------------    -------------
        180,217      4,202,841     11,800,802       27,637,362       22,891,138       99,408,322
       (182,837)    (4,875,964)    (9,964,015)     (24,137,660)     (23,250,892)    (103,882,663)
      ---------     -----------   ------------    ------------     ------------    -------------
         (2,620)      (673,123)     1,836,787        3,499,702         (359,754)      (4,474,341)
             --             --             --               --          843,888               --
        257,002      3,444,066     (2,247,143)      47,628,975       21,258,222       40,046,366
      ---------     -----------   ------------    ------------     ------------    -------------
        254,382      2,770,943       (410,356)      51,128,677       21,742,356       35,572,025
      ---------     -----------   ------------    ------------     ------------    -------------
      $ 227,695     $2,920,561    $  (844,350)    $ 47,237,820     $ 21,979,303    $  40,294,979
      =========     ===========   ============    ============     ============    =============

                     NEUBERGER                                    VAN KAMPEN
                      BERMAN        T. ROWE                          UIF
       MFS(R)           AMT          PRICE          VAN ECK        EMERGING
      UTILITIES       MID-CAP        EQUITY        WORLDWIDE       MARKETS
      SERIES--       GROWTH--        INCOME          HARD          EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO        ASSETS         CLASS I
    -------------------------------------------------------------------------
      $  37,267     $       --    $ 2,979,753    $     80,445    $   289,609
        (40,201)      (108,695)    (2,486,124)       (408,673)      (557,060)
         (2,044)        (6,894)      (214,451)        (27,327)       (56,138)
      ---------     -----------   ------------   ------------    ------------
         (4,978)      (115,589)       279,178        (355,555)      (323,589)
      ---------     -----------   ------------   ------------    ------------
        566,245      3,442,864     12,452,488       3,185,060     10,547,382
       (389,607)    (2,889,387)   (10,862,478)     (2,293,604)   (12,785,089)
      ---------     -----------   ------------   ------------    ------------
        176,638        553,477      1,590,010         891,456     (2,237,707)
             --             --      4,468,125              --             --
        618,262        547,732     17,740,392       6,253,833     10,682,534
      ---------     -----------   ------------   ------------    ------------
        794,900      1,101,209     23,798,527       7,145,289      8,444,827
      ---------     -----------   ------------   ------------    ------------
      $ 789,922     $  985,620    $24,077,705    $  6,789,734    $ 8,121,238
      =========     ===========   ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                MAINSTAY VP         MAINSTAY VP
                                                           MAINSTAY VP            CAPITAL              COMMON
                                                              BOND--          APPRECIATION--          STOCK--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,846,068          $    31,477         $   355,582
  Mortality and expense risk charges...................       (553,618)            (445,516)           (306,602)
  Administrative charges...............................        (29,022)             (22,366)            (17,363)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................      1,263,428             (436,405)             31,617
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,305,539            1,877,573             848,978
  Cost of investments sold.............................     (2,426,180)          (1,739,033)           (744,588)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........       (120,641)             138,540             104,390
  Realized gain distribution received..................        583,451                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       (806,292)           1,516,420           2,151,066
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................       (343,482)           1,654,960           2,255,456
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   919,946          $ 1,218,555         $ 2,287,073
                                                           ===========          ===========         ===========


                                                           MAINSTAY VP          MAINSTAY VP
                                                             S&P 500             SMALL CAP          MAINSTAY VP
                                                             INDEX--             GROWTH--          TOTAL RETURN--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,766,946          $        --         $   514,872
  Mortality and expense risk charges...................     (1,227,384)            (463,186)           (362,263)
  Administrative charges...............................        (67,881)             (24,020)            (17,427)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................        471,681             (487,206)            135,182
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,338,257            2,068,974           2,119,282
  Cost of investments sold.............................     (2,065,739)          (1,856,679)         (1,964,676)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........        272,518              212,295             154,606
  Realized gain distribution received..................             --                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................      8,340,201            4,008,944           1,111,906
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................      8,612,719            4,221,239           1,266,512
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 9,084,400          $ 3,734,033         $ 1,401,694
                                                           ===========          ===========         ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             MAINSTAY VP
                                              HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
       MAINSTAY VP        MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP
      CONVERTIBLE--       GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)
     ---------------------------------------------------------------------------------------------------------------
       $ 1,167,062        $ 1,414,110        $16,378,295        $   328,836         $  113,773        $        --
          (676,421)          (368,042)        (2,336,506)          (353,494)          (315,196)          (547,405)
           (36,930)           (21,158)          (128,156)           (18,458)           (16,369)           (28,159)
       -----------        -----------        -----------        -----------         ----------        -----------
           453,711          1,024,910         13,913,633            (43,116)          (217,792)          (575,564)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,497,829          4,924,897          5,780,632            597,144            652,926          4,408,327
        (2,316,191)        (5,053,000)        (5,418,799)          (501,898)          (532,141)        (3,730,757)
       -----------        -----------        -----------        -----------         ----------        -----------
           181,638           (128,103)           361,833             95,246            120,785            677,570
                --                 --                 --                 --            774,026                 --
         2,142,049           (455,402)         4,263,691          4,938,118          4,387,762          9,017,157
       -----------        -----------        -----------        -----------         ----------        -----------
         2,323,687           (583,505)         4,625,524          5,033,364          5,282,573          9,694,727
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 2,777,398        $   441,405        $18,539,157        $ 4,990,248         $5,064,781        $ 9,119,163
       ===========        ===========        ===========        ===========         ==========        ===========


       MAINSTAY VP
         MID CAP
         VALUE--
     SERVICE CLASS(A)
     ----------------
        $  451,815
          (596,771)
           (28,987)
        ----------
          (173,943)
        ----------
           741,200
          (601,185)
        ----------
           140,015
           614,383
         7,035,664
        ----------
         7,790,062
        ----------
        $7,616,119
        ==========

                          MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP           ALGER
                            AMERICAN           DREYFUS          EAGLE ASSET            LORD             AMERICAN
                            CENTURY             LARGE            MANAGEMENT           ABBETT             SMALL
       MAINSTAY VP          INCOME &           COMPANY             GROWTH           DEVELOPING      CAPITALIZATION--
         VALUE--            GROWTH--           VALUE--            EQUITY--           GROWTH--           CLASS S
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)      SHARES(A)
     ---------------------------------------------------------------------------------------------------------------
       $   470,272        $   250,457        $   149,783        $     6,285         $       --        $        --
          (488,365)          (134,967)          (206,595)          (187,864)          (130,402)          (156,738)
           (25,428)            (7,429)           (10,583)            (8,984)            (6,959)            (8,989)
       -----------        -----------        -----------        -----------         ----------        -----------
           (43,521)           108,061            (67,395)          (190,563)          (137,361)          (165,727)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,103,507            633,478          1,901,754          1,966,086            787,083            706,323
        (1,794,032)          (547,386)        (1,659,787)        (1,949,329)          (713,403)          (587,576)
       -----------        -----------        -----------        -----------         ----------        -----------
           309,475             86,092            241,967             16,757             73,680            118,747
                --                 --                 --                 --                 --                 --
         3,379,065          1,079,250          1,279,898           (106,780)           782,042          1,876,029
       -----------        -----------        -----------        -----------         ----------        -----------
         3,688,540          1,165,342          1,521,865            (90,023)           855,722          1,994,776
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 3,645,019        $ 1,273,403        $ 1,454,470        $  (280,586)        $  718,361        $ 1,829,049
       ===========        ===========        ===========        ===========         ==========        ===========

         COLONIAL
        SMALL CAP
       VALUE FUND,
         VARIABLE
         SERIES--
        CLASS B(B)
     ----------------
        $    4,222
            (1,109)
               (80)
        ----------
             3,033
        ----------
            23,480
           (23,277)
        ----------
               203
            27,573
             1,048
        ----------
            28,824
        ----------
        $   31,857
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                    DREYFUS IP                                FIDELITY(R) VIP
                                                    TECHNOLOGY          FIDELITY(R) VIP           EQUITY-
                                                     GROWTH--           CONTRAFUND(R)--          INCOME--
                                                 SERVICE SHARES(A)    SERVICE CLASS 2(A)    SERVICE CLASS 2(A)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $        --           $    55,218           $  322,228
  Mortality and expense risk charges..........         (215,648)             (725,692)            (609,193)
  Administrative charges......................          (11,328)              (39,052)             (33,692)
                                                    -----------           -----------           ----------
      Net investment income (loss)............         (226,976)             (709,526)            (320,657)
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,903,281               669,520            1,148,191
  Cost of investments sold....................       (1,789,298)             (556,450)            (990,233)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................          113,983               113,070              157,958
  Realized gain distribution received.........               --                    --               83,974
  Change in unrealized appreciation
    (depreciation) on investments.............           80,024             8,705,990            5,156,865
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........          194,007             8,819,060            5,398,797
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $   (32,969)          $ 8,109,534           $5,078,140
                                                    ===========           ===========           ==========

                                                   T. ROWE PRICE          VAN KAMPEN
                                                      EQUITY             UIF EMERGING           VICTORY VIF
                                                      INCOME           MARKETS EQUITY--     DIVERSIFIED STOCK--
                                                 PORTFOLIO--II(A)         CLASS II(A)        CLASS A SHARES(D)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $   737,291           $    56,753           $   28,855
  Mortality and expense risk charges..........         (667,038)             (116,413)             (23,676)
  Administrative charges......................          (36,387)               (6,196)              (1,686)
                                                    -----------           -----------           ----------
      Net investment income (loss)............           33,866               (65,856)               3,493
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,117,688             3,088,847              399,459
  Cost of investments sold....................       (1,247,027)           (2,885,941)            (381,432)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................         (129,339)              202,906               18,027
  Realized gain distribution received.........        1,456,677                    --                   --
  Change in unrealized appreciation
    (depreciation) on investments.............        5,825,328             1,869,318              317,404
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........        7,152,666             2,072,224              335,431
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $ 7,186,532           $ 2,006,368           $  338,924
                                                    ===========           ===========           ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(c) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(d) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             JANUS ASPEN           MFS(R)
      FIDELITY(R)        JANUS ASPEN           SERIES             INVESTORS            MFS(R)              MFS(R)
          VIP              SERIES             WORLDWIDE             TRUST             RESEARCH            UTILITIES
       MID CAP--         BALANCED--           GROWTH--            SERIES--            SERIES--            SERIES--
    SERVICE CLASS 2   SERVICE SHARES(A)   SERVICE SHARES(A)   SERVICE CLASS(A)    SERVICE CLASS(A)    SERVICE CLASS(C)
    -------------------------------------------------------------------------------------------------------------------
      $        --        $ 1,292,551         $   163,193          $   8,029           $  23,480          $    3,011
         (454,675)          (670,888)           (206,184)           (32,711)            (46,665)           (114,953)
          (30,309)           (38,064)            (11,556)            (2,131)             (2,642)             (6,817)
      -----------        -----------         -----------          ---------           ---------          ----------
         (484,984)           583,599             (54,547)           (26,813)            (25,827)           (118,759)
      -----------        -----------         -----------          ---------           ---------          ----------
        1,388,968          2,279,700           1,184,023            234,226             265,756             262,048
       (1,212,798)        (2,132,126)         (1,068,271)          (208,672)           (227,820)           (229,797)
      -----------        -----------         -----------          ---------           ---------          ----------
          176,170            147,574             115,752             25,554              37,936              32,251
               --                 --                  --                 --                  --                  --
       10,086,422          3,015,545             643,853            301,264             501,466           4,016,228
      -----------        -----------         -----------          ---------           ---------          ----------
       10,262,592          3,163,119             759,605            326,818             539,402           4,048,479
      -----------        -----------         -----------          ---------           ---------          ----------
      $ 9,777,608        $ 3,746,718         $   705,058          $ 300,005           $ 513,575          $3,929,720
      ===========        ===========         ===========          =========           =========          ==========

         NEUBERGER
          BERMAN
        AMT MID-CAP
         GROWTH--
        CLASS S(A)
     -----------------
        $        --
            (40,142)
             (2,143)
        -----------
            (42,285)
        -----------
          1,896,423
         (1,851,979)
        -----------
             44,444
                 --
            597,813
        -----------
            642,257
        -----------
        $   599,972
        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 BOND--                CAPITAL APPRECIATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,750,511   $  7,215,572   $ (4,552,244)  $ (4,383,519)
    Net realized gain (loss) on investments..........     2,421,189      2,344,931    (32,043,224)   (36,120,266)
    Realized gain distribution received..............     2,530,840      6,901,429             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (3,418,356)    (7,897,548)    45,162,339    124,526,805
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     6,284,184      8,564,384      8,566,871     84,023,020
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,862,802     27,998,983      6,782,048     13,756,524
    Policyowners' surrenders.........................   (20,826,615)   (22,829,622)   (33,824,586)   (26,025,735)
    Policyowners' annuity and death benefits.........    (2,721,983)    (3,615,530)    (3,445,882)    (3,609,006)
    Net transfers from (to) Fixed Account............    (3,943,016)    30,817,008     (1,179,606)     4,381,706
    Transfers between Investment Divisions...........   (27,712,958)   (27,798,097)   (18,542,200)    (6,205,878)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (51,341,770)     4,572,742    (50,210,226)   (17,702,389)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (32,400)       (29,135)        (5,445)      (225,539)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (45,089,986)    13,107,991    (41,648,800)    66,095,092
NET ASSETS:
    Beginning of year................................   280,429,596    267,321,605    413,545,537    347,450,445
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $235,339,610   $280,429,596   $371,896,737   $413,545,537
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   HIGH YIELD
                                                              GOVERNMENT--                CORPORATE BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,787,316   $  7,243,883   $ 42,308,686   $ 42,754,522
    Net realized gain (loss) on investments..........        51,695      7,658,902    (11,306,892)   (16,325,649)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (895,837)   (14,553,572)    48,866,587    154,499,618
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,943,174        349,213     79,868,381    180,928,491
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,702,340     36,408,480     14,408,799     50,502,071
    Policyowners' surrenders.........................   (19,351,263)   (25,702,933)   (67,593,230)   (49,650,185)
    Policyowners' annuity and death benefits.........    (3,331,558)    (3,575,499)    (7,783,342)    (6,855,642)
    Net transfers from (to) Fixed Account............    (5,722,334)    30,884,972     (2,295,955)    29,310,933
    Transfers between Investment Divisions...........   (39,390,063)   (77,738,480)     2,365,345    104,645,503
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (64,092,878)   (39,723,460)   (60,898,383)   127,952,680
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,311)        (2,434)      (308,374)      (576,598)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (60,171,015)   (39,376,681)    18,661,624    308,304,573
NET ASSETS:
    Beginning of year................................   249,757,028    289,133,709    778,715,247    470,410,674
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $189,586,013   $249,757,028   $797,376,871   $778,715,247
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  COMMON STOCK--                 CONVERTIBLE--
          CASH MANAGEMENT                 INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004          2003(a)          2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $ (1,458,785)  $  (2,382,321)  $   (193,100)  $ (1,014,452)  $    918,126   $  1,993,942
          (7,839)         (3,707)   (12,888,862)   (14,821,360)    (4,615,441)    (2,641,696)
              --              --             --             --             --             --
           2,072         (11,386)    40,339,057     79,633,960     12,994,494     36,619,539
    ------------   -------------   ------------   ------------   ------------   ------------
      (1,464,552)     (2,397,414)    27,257,095     63,798,148      9,297,179     35,971,785
    ------------   -------------   ------------   ------------   ------------   ------------
      82,832,764      91,921,924      4,323,036      8,696,940      4,036,622     11,688,770
     (44,058,355)    (89,747,775)   (24,094,330)   (18,695,005)   (15,568,502)   (11,062,735)
      (2,952,212)     (2,566,655)    (2,678,850)    (2,570,812)    (1,843,014)    (1,707,037)
     (24,138,819)    (22,083,503)        83,844      7,317,206       (774,552)    13,853,012
     (50,611,299)    (99,899,729)   (10,804,572)    (7,804,493)      (752,012)    18,271,370
    ------------   -------------   ------------   ------------   ------------   ------------
     (38,927,921)   (122,375,738)   (33,170,872)   (13,056,164)   (14,901,458)    31,043,380
    ------------   -------------   ------------   ------------   ------------   ------------
          (5,488)         (6,141)       (53,926)      (174,487)       (38,270)       (95,928)
    ------------   -------------   ------------   ------------   ------------   ------------
     (40,397,961)   (124,779,293)    (5,967,703)    50,567,497     (5,642,549)    66,919,237
     239,326,786     364,106,079    319,943,774    269,376,277    224,756,367    157,837,130
    ------------   -------------   ------------   ------------   ------------   ------------
    $198,928,825   $ 239,326,786   $313,976,071   $319,943,774   $219,113,818   $224,756,367
    ============   =============   ============   ============   ============   ============

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                      MID CAP                       MID CAP
       INTERNATIONAL EQUITY--                CORE--                       GROWTH--
           INITIAL CLASS                  INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004           2003            2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $   (221,628)  $     232,424   $   (431,017)  $   (273,211)  $ (1,044,492)  $   (491,460)
       1,419,563       2,357,779        719,947       (119,499)     1,456,805       (507,459)
              --              --      1,246,778             --             --             --
       8,352,821       9,017,599      8,003,511      9,303,191     13,683,264     13,281,925
    ------------   -------------   ------------   ------------   ------------   ------------
       9,550,756      11,607,802      9,539,219      8,910,481     14,095,577     12,283,006
    ------------   -------------   ------------   ------------   ------------   ------------
       1,460,935       2,959,690      1,178,876      3,426,285      1,865,232      4,642,376
      (3,884,069)     (3,998,483)    (2,455,224)    (1,055,053)    (6,610,016)    (1,185,695)
        (579,519)       (387,058)      (230,851)       (47,339)      (744,734)      (355,515)
         725,855       4,047,033        616,720      4,369,105      1,652,851      6,376,086
      17,168,964       6,898,494     11,381,654      6,053,190     13,843,206     21,922,052
              --              --             --     (1,341,645)            --             --
    ------------   -------------   ------------   ------------   ------------   ------------
      14,892,166       9,519,676     10,491,175     11,404,543     10,006,539     31,399,304
    ------------   -------------   ------------   ------------   ------------   ------------
         (26,834)        (30,837)       (25,793)       (22,359)       (29,628)       (28,759)
    ------------   -------------   ------------   ------------   ------------   ------------
      24,416,088      21,096,641     20,004,601     20,292,665     24,072,488     43,653,551
      49,242,201      28,145,560     40,144,595     19,851,930     60,481,577     16,828,026
    ------------   -------------   ------------   ------------   ------------   ------------
    $ 73,658,289   $  49,242,201   $ 60,149,196   $ 40,144,595   $ 84,554,065   $ 60,481,577
    ============   =============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                             MID CAP VALUE--               S&P 500 INDEX--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (649,357)  $   (271,909)  $    592,787   $   (207,672)
    Net realized gain (loss) on investments..........       675,617       (626,963)    (1,077,273)   (13,454,757)
    Realized gain distribution received..............     1,246,854             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,701,449     22,832,096     53,483,871    143,135,055
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    18,974,563     21,933,224     52,999,385    129,472,626
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,879,275      8,327,340      9,465,336     23,543,660
    Policyowners' surrenders.........................    (6,774,051)    (4,062,659)   (50,784,682)   (34,117,892)
    Policyowners' annuity and death benefits.........      (675,900)      (367,802)    (5,238,699)    (6,350,583)
    Net transfers from (to) Fixed Account............     1,470,263     12,774,041      1,154,429     18,600,028
    Transfers between Investment Divisions...........    20,340,993      6,311,646       (508,570)     4,358,941
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    17,240,580     22,982,566    (45,912,186)     6,034,154
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (56,292)       (51,070)       (95,632)      (351,440)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    36,158,851     44,864,720      6,991,567    135,155,340
NET ASSETS:
    Beginning of year................................   108,601,078     63,736,358    627,345,460    492,190,120
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $144,759,929   $108,601,078   $634,337,027   $627,345,460
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 DREYFUS                     EAGLE ASSET
                                                              LARGE COMPANY                  MANAGEMENT
                                                                 VALUE--                   GROWTH EQUITY--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (260,322)  $   (266,014)  $ (1,266,866)  $ (1,281,330)
    Net realized gain (loss) on investments..........         4,473     (2,275,765)   (13,644,070)   (12,195,189)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     5,051,499     12,758,701      9,803,326     37,495,332
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,795,650     10,216,922     (5,107,610)    24,018,813
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       747,857      2,121,033      1,709,414      4,134,989
    Policyowners' surrenders.........................    (3,498,688)    (2,043,915)    (7,391,220)    (6,086,894)
    Policyowners' annuity and death benefits.........      (560,862)      (332,180)    (1,077,715)    (1,105,021)
    Net transfers from (to) Fixed Account............       540,957      3,605,517        (66,344)     3,249,687
    Transfers between Investment Divisions...........     2,808,990      3,085,364     (9,295,560)       670,352
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (8,611,688)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............        38,254     (2,175,869)   (16,121,425)       863,113
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (8,129)       (28,326)        12,190        (61,418)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     4,825,775      8,012,727    (21,216,845)    24,820,508
NET ASSETS:
    Beginning of year................................    49,586,838     41,574,111    117,938,708     93,118,200
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 54,412,613   $ 49,586,838   $ 96,721,863   $117,938,708
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                                                                             MAINSTAY VP
            SMALL CAP                   MAINSTAY VP                   MAINSTAY VP               AMERICAN CENTURY
            GROWTH--                  TOTAL RETURN--                    VALUE--                 INCOME & GROWTH--
          INITIAL CLASS                INITIAL CLASS                 INITIAL CLASS                INITIAL CLASS
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004           2003          2004          2003
    -----------------------------------------------------------------------------------------------------------------
    $  (989,709)  $  (604,585)  $    540,473   $  1,205,551   $   (763,344)  $    359,707   $   166,828   $       (92)
      1,633,362    (1,153,363)    (2,943,135)    (3,630,231)    (1,453,022)    (5,890,280)     (191,872)   (2,547,902)
             --            --             --             --             --             --            --            --
      4,351,673    16,529,663     13,900,293     42,560,872     25,508,177     56,473,800     5,821,819    14,161,573
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      4,995,326    14,771,715     11,497,631     40,136,192     23,291,811     50,943,227     5,796,775    11,613,579
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,675,404     4,877,710      3,452,132      8,518,075      4,357,551      9,797,374       638,424     2,103,564
     (3,436,078)   (1,991,471)   (21,938,731)   (16,927,438)   (20,331,298)   (15,800,613)   (4,035,637)   (2,790,642)
       (864,063)     (782,400)    (3,153,638)    (3,122,813)    (2,286,653)    (1,852,667)     (460,829)     (404,451)
      1,132,036     7,467,466     (1,026,343)     4,992,559        987,792     10,673,410       257,545     2,697,580
      2,943,652    16,552,766     (6,771,325)     2,187,879      1,332,931      1,172,233     1,778,082     1,956,397
             --            --             --             --             --             --            --    (8,547,910)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,450,951    26,124,071    (29,437,905)    (4,351,738)   (15,939,677)     3,989,737    (1,822,415)   (4,985,462)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        (14,327)      (35,935)       (30,966)      (110,501)       (47,800)      (127,474)      (12,618)      (31,349)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      6,431,950    40,859,851    (17,971,240)    35,673,953      7,304,334     54,805,490     3,961,742     6,596,768
     66,190,483    25,330,632    264,289,923    228,615,970    251,477,465    196,671,975    53,947,534    47,350,766
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $72,622,433   $66,190,483   $246,318,683   $264,289,923   $258,781,799   $251,477,465   $57,909,276   $53,947,534
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

           MAINSTAY VP                     ALGER
           LORD ABBETT                   AMERICAN
           DEVELOPING                      SMALL                        AMSOUTH                      AMSOUTH
            GROWTH--                 CAPITALIZATION--                  ENHANCED                   INTERNATIONAL
          INITIAL CLASS               CLASS O SHARES                  MARKET FUND                  EQUITY FUND
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004         2003(a)         2004         2003(a)
    -----------------------------------------------------------------------------------------------------------------
    $  (455,324)  $  (369,336)  $ (1,083,462)  $   (862,668)  $    (18,709)  $    (15,224)  $    (9,443)  $    (1,452)
     (1,142,594)   (2,206,925)     1,102,016     (1,560,092)        10,889        (26,430)       18,561          (585)
             --            --             --             --             --             --            --            --
      2,701,305    10,620,501     10,278,565     23,309,923        242,581        506,867       129,837       100,070
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,103,387     8,044,240     10,297,119     20,887,163        234,761        465,213       138,955        98,033
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        344,461     1,333,300      1,294,475      2,608,627        125,515         69,921        42,878         4,873
     (2,377,746)   (1,128,990)    (5,742,240)    (4,750,529)      (263,165)       (93,264)      (28,904)      (11,245)
       (212,455)     (170,538)      (627,422)      (523,087)        (5,652)        (5,011)           --            --
        124,265     1,581,719         14,609      1,933,607        411,920        350,589       203,946        86,875
       (299,255)    5,612,694      1,537,648      2,985,461        (59,649)       199,229         2,235        75,722
             --    (1,887,174)            --             --             --             --            --            --
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (2,420,730)    5,341,011     (3,522,930)     2,254,079        208,969        521,464       220,155       156,225
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
         (4,558)      (18,342)       (33,722)       (57,511)          (442)        (1,367)         (430)         (314)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (1,321,901)   13,366,909      6,740,467     23,083,731        443,288        985,310       358,680       253,944
     32,963,562    19,596,653     73,283,468     50,199,737      2,547,750      1,562,440       393,309       139,365
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $31,641,661   $32,963,562   $ 80,023,935   $ 73,283,468   $  2,991,038   $  2,547,750   $   751,989   $   393,309
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003


                                                                        AMSOUTH                       AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                              ---------------------------   ---------------------------
                                                                  2004         2003(a)          2004         2003(a)
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $    (53,985)  $    (42,679)  $    (26,687)  $    (16,712)
    Net realized gain (loss) on investments.................         6,159        (45,208)        (2,620)       (23,864)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       202,593        780,271        257,002        359,670
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................       154,767        692,384        227,695        319,094
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       198,977         85,877         51,416         93,604
    Policyowners' surrenders................................      (304,428)      (212,202)      (128,719)       (47,231)
    Policyowners' annuity and death benefits................       (23,711)       (19,127)       (21,436)          (565)
    Net transfers from (to) Fixed Account...................       590,151        720,622        229,951        219,190
    Transfers between Investment Divisions..................      (182,393)       231,887        110,755         88,106
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................       278,596        807,057        241,967        353,104
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................           (48)        (1,927)          (663)          (838)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................       433,315      1,497,514        468,999        671,360
NET ASSETS:
    Beginning of year.......................................     4,023,622      2,526,108      1,497,758        826,398
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $  4,456,937   $  4,023,622   $  1,966,757   $  1,497,758
                                                              ============   ============   ============   ============

                                                                      JANUS ASPEN                   JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                              ---------------------------   ---------------------------
                                                                  2004           2003           2004           2003
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $  4,722,954   $  4,965,652   $ (1,151,856)  $   (763,220)
    Net realized gain (loss) on investments.................    (4,474,341)    (8,290,284)   (18,343,813)   (15,235,868)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................    40,046,366     76,608,412     26,904,789     71,930,077
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................    40,294,979     73,283,780      7,409,120     55,930,989
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................     8,466,524     23,016,998      4,116,985      8,565,902
    Policyowners' surrenders................................   (47,771,158)   (40,684,487)   (21,215,237)   (17,178,053)
    Policyowners' annuity and death benefits................    (6,407,812)    (5,758,129)    (2,288,198)    (2,295,628)
    Net transfers from (to) Fixed Account...................    (1,642,095)    22,230,570     (1,090,554)     4,677,762
    Transfers between Investment Divisions..................   (38,084,883)   (27,330,412)   (24,714,699)   (23,041,266)
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................   (85,439,424)   (28,525,460)   (45,191,703)   (29,271,283)
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................      (115,991)      (203,148)       (65,371)      (154,832)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................   (45,260,436)    44,555,172    (37,847,954)    26,504,874
NET ASSETS:
    Beginning of year.......................................   644,950,305    600,395,133    293,545,416    267,040,542
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $599,689,869   $644,950,305   $255,697,462   $293,545,416
                                                              ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004         2003(a)        2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $   149,618   $   239,419   $  (433,994)  $  (251,216)  $ (3,890,857)  $ (2,851,154)  $    236,947   $    566,581
       (673,123)     (978,712)    1,836,787        (8,060)     3,499,702     (3,074,284)      (359,754)    (4,706,587)
             --            --            --            --             --             --        843,888             --
      3,444,066     5,993,240    (2,247,143)    6,316,256     47,628,975     77,663,065     21,258,222     52,748,569
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,920,561     5,253,947      (844,350)    6,056,980     47,237,820     71,737,627     21,979,303     48,608,563
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,912,310     3,634,452       861,314     2,889,939      4,866,868     12,036,604      3,534,145      7,217,772
     (2,557,405)   (1,775,298)   (1,883,394)   (1,750,594)   (27,630,497)   (18,113,205)   (18,372,755)   (13,147,263)
       (313,320)     (426,011)     (139,715)     (523,350)    (3,331,670)    (3,146,918)    (3,457,556)    (2,522,229)
      1,320,941     2,892,282       273,926     2,215,354      1,051,962     14,657,470        519,114      9,011,341
      1,261,938     2,093,259    (1,419,495)   14,589,127     15,267,034      8,049,260     10,275,155      8,708,855
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,624,464     6,418,684    (2,307,364)   17,420,476     (9,776,303)    13,483,211     (7,501,897)     9,268,476
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,095)      (13,904)         (203)      (13,910)      (124,058)      (199,895)       (39,953)      (130,233)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      8,537,930    11,658,727    (3,151,917)   23,463,546     37,337,459     85,020,943     14,437,453     57,746,806
     39,045,010    27,386,283    30,836,146     7,372,600    347,156,781    262,135,838    225,491,383    167,744,577
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,582,940   $39,045,010   $27,684,229   $30,836,146   $384,494,240   $347,156,781   $239,928,836   $225,491,383
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004          2003          2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $  (253,140)  $  (222,991)  $  (142,608)  $  (282,085)  $     (4,978)  $      6,211   $   (115,589)  $    (69,334)
       (688,954)   (1,604,575)   (3,662,424)   (4,664,295)       176,638         16,162        553,477       (194,925)
             --            --            --            --             --             --             --             --
      3,857,911     7,223,602     9,204,880    12,606,535        618,262        426,467        547,732      1,368,333
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,915,817     5,396,036     5,399,848     7,660,155        789,922        448,840        985,620      1,104,074
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        417,932       895,386       613,330     1,226,447           (847)        22,366        108,516        147,242
     (2,042,135)   (1,611,515)   (3,025,238)   (2,025,330)      (413,819)      (104,866)      (771,094)      (272,161)
       (393,162)     (394,980)     (454,115)     (291,143)        (8,802)       (20,832)       (21,737)       (29,572)
        167,795     1,359,702        71,907     1,086,641         77,535        468,628        145,863        875,524
       (972,112)     (834,702)     (959,730)   (1,257,567)     1,360,445        590,358       (586,920)     3,441,423
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (2,821,682)     (586,109)   (3,753,846)   (1,260,952)     1,014,512        955,654     (1,125,372)     4,162,456
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,188)      (14,576)      (15,568)      (20,566)        (2,284)        (1,207)        (3,450)        (2,836)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         86,947     4,795,351     1,630,434     6,378,637      1,802,150      1,403,287       (143,202)     5,263,694
     32,016,534    27,221,183    40,916,592    34,537,955      2,143,353        740,066      8,310,675      3,046,981
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $32,103,481   $32,016,534   $42,547,026   $40,916,592   $  3,945,503   $  2,143,353   $  8,167,473   $  8,310,675
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                                                              VAN ECK
                                                              T. ROWE PRICE                  WORLDWIDE
                                                                 EQUITY                        HARD
                                                            INCOME PORTFOLIO                  ASSETS
                                                       ---------------------------   -------------------------
                                                           2004           2003          2004         2003(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    279,178   $    421,520   $  (355,555)  $  (116,038)
    Net realized gain (loss) on investments..........     1,590,010     (1,529,969)      891,456       (75,442)
    Realized gain distribution received..............     4,468,125             --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,740,392     32,535,177     6,253,833     4,670,344
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    24,077,705     31,426,728     6,789,734     4,478,864
                                                       ------------   ------------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,035,824      8,988,647    11,138,000     2,302,435
    Policyowners' surrenders.........................   (12,445,881)    (7,703,430)   (1,729,565)     (959,101)
    Policyowners' annuity and death benefits.........    (1,401,414)    (1,173,937)     (175,456)     (232,312)
    Net transfers from (to) Fixed Account............     2,335,449     13,285,554     2,669,176     1,491,196
    Transfers between Investment Divisions...........    22,298,176     11,156,473    11,071,374     2,024,174
                                                       ------------   ------------   -----------   -----------
      Net contributions and (withdrawals)............    13,822,154     24,553,307    22,973,529     4,626,392
                                                       ------------   ------------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (51,858)       (84,219)      (21,840)      (12,446)
                                                       ------------   ------------   -----------   -----------
        Increase (decrease) in net assets............    37,848,001     55,895,816    29,741,423     9,092,810
NET ASSETS:
    Beginning of year................................   172,514,002    116,618,186    18,047,899     8,955,089
                                                       ------------   ------------   -----------   -----------
    End of year......................................  $210,362,003   $172,514,002   $47,789,322   $18,047,899
                                                       ============   ============   ===========   ===========

                                                               VAN KAMPEN
                                                                   UIF
                                                            EMERGING MARKETS
                                                                EQUITY--
                                                                 CLASS I
                                                       ---------------------------
                                                           2004           2003
                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (323,589)  $   (493,604)
    Net realized gain (loss) on investments..........    (2,237,707)      (463,160)
    Realized gain distribution received..............            --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,682,534     16,827,765
                                                       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     8,121,238     15,871,001
                                                       ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       756,714      1,178,764
    Policyowners' surrenders.........................    (3,406,142)    (2,253,626)
    Policyowners' annuity and death benefits.........      (470,417)      (185,044)
    Net transfers from (to) Fixed Account............       311,044      1,322,283
    Transfers between Investment Divisions...........     2,549,112     (1,193,319)
                                                       ------------   ------------
      Net contributions and (withdrawals)............      (259,689)    (1,130,942)
                                                       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (30,453)       (41,230)
                                                       ------------   ------------
        Increase (decrease) in net assets............     7,831,096     14,698,829
NET ASSETS:
    Beginning of year................................    40,459,860     25,761,031
                                                       ------------   ------------
    End of year......................................  $ 48,290,956   $ 40,459,860
                                                       ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                                BOND--              CAPITAL APPRECIATION--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,263,428   $   669,046   $  (436,405)  $   (35,306)
    Net realized gain (loss) on investments..........     (120,641)       (9,433)      138,540         3,797
    Realized gain distribution received..............      583,451       451,604            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (806,292)     (967,216)    1,516,420       907,201
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      919,946       144,001     1,218,555       875,692
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   28,326,752    16,184,310    23,617,625    12,149,453
    Policyowners' surrenders.........................   (1,630,614)     (134,737)     (923,834)      (55,367)
    Policyowners' annuity and death benefits.........     (229,185)      (22,694)      (48,557)           --
    Net transfers from (to) Fixed Account............    8,056,169     2,804,694     5,080,974     1,409,906
    Transfers between Investment Divisions...........       55,370       (86,376)     (492,509)      509,713
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   34,578,492    18,745,197    27,233,699    14,013,705
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,791)         (625)          (40)       (1,720)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   35,493,647    18,888,573    28,452,214    14,887,677
NET ASSETS:
    Beginning of year................................   18,888,573            --    14,887,677            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $54,382,220   $18,888,573   $43,339,891   $14,887,677
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                        INTERNATIONAL EQUITY--          MID CAP CORE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (43,116)  $   100,083   $  (217,792)  $    (3,743)
    Net realized gain (loss) on investments..........       95,246           584       120,785         4,307
    Realized gain distribution received..............           --            --       774,026            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    4,938,118       730,172     4,387,762       660,013
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    4,990,248       830,839     5,064,781       660,577
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   23,853,952     6,487,226    18,091,012     6,647,592
    Policyowners' surrenders.........................     (710,428)      (20,173)     (727,901)      (24,107)
    Policyowners' annuity and death benefits.........     (128,863)           --       (47,234)           --
    Net transfers from (to) Fixed Account............    5,109,965       777,923     4,277,750       754,227
    Transfers between Investment Divisions...........    3,086,439       506,598     2,489,388       392,621
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   31,211,065     7,751,574    24,083,015     7,770,333
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,377)       (1,754)      (11,921)       (1,225)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   36,188,936     8,580,659    29,135,875     8,429,685
NET ASSETS:
    Beginning of year................................    8,580,659            --     8,429,685            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $44,769,595   $ 8,580,659   $37,565,560   $ 8,429,685
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                   HIGH YIELD
         COMMON STOCK--               CONVERTIBLE--                GOVERNMENT--               CORPORATE BOND--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $    31,617   $    48,214   $   453,711   $   358,567   $  1,024,910   $   536,713   $ 13,913,633   $ 4,572,088
        104,390         8,375       181,638        10,159       (128,103)      (23,739)       361,833        75,226
             --            --            --            --             --            --             --            --
      2,151,066       660,345     2,142,049       937,676       (455,402)     (461,521)     4,263,691      (427,034)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      2,287,073       716,934     2,777,398     1,306,402        441,405        51,453     18,539,157     4,220,280
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     15,004,613     7,989,297    32,545,228    17,816,107     19,050,338    11,550,843    135,148,403    62,557,554
       (661,788)      (30,782)   (1,718,393)      (93,399)    (1,380,706)     (111,045)    (5,501,123)     (510,614)
        (13,750)           --       (90,073)       (2,472)       (49,221)      (21,357)      (646,595)      (16,408)
      3,151,764       864,374    11,513,571     3,058,428      4,873,982     1,798,730     24,002,067     6,778,138
        965,360       259,250        73,250       536,450       (316,483)     (163,918)     5,903,008     3,406,645
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     18,446,199     9,082,139    42,323,583    21,315,114     22,177,910    13,053,253    158,905,760    72,215,315
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
         (3,291)       (1,506)       (7,685)       (2,639)        (2,564)         (410)       (58,909)       (8,981)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     20,729,981     9,797,567    45,093,296    22,618,877     22,616,751    13,104,296    177,386,008    76,426,614
      9,797,567            --    22,618,877            --     13,104,296            --     76,426,614            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $30,527,548   $ 9,797,567   $67,712,173   $22,618,877   $ 35,721,047   $13,104,296   $253,812,622   $76,426,614
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                  MAINSTAY VP
        MID CAP GROWTH--             MID CAP VALUE--             S&P 500 INDEX--             SMALL CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $  (575,564)  $   (50,908)  $  (173,943)  $    75,068   $    471,681   $   289,627   $   (487,206)  $   (42,984)
        677,570        16,617       140,015         2,824        272,518         8,627        212,295       101,617
             --            --       614,383            --             --            --             --            --
      9,017,157     1,056,186     7,035,664     1,397,565      8,340,201     2,344,601      4,008,944       924,548
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      9,119,163     1,021,895     7,616,119     1,475,457      9,084,400     2,642,855      3,734,033       983,181
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     29,060,538    12,366,489    34,795,764    12,558,709     70,753,569    30,225,134     26,608,690    10,104,785
     (1,306,305)      (42,443)   (1,361,139)     (148,820)    (3,005,687)     (126,507)    (1,423,298)      (63,684)
       (142,289)           --       (47,597)       (9,982)      (268,779)           --        (91,716)           --
      6,356,741     1,429,279     8,978,905     1,967,194     15,775,645     3,826,016      6,127,312     1,588,488
      1,974,479       967,172     4,910,904       767,872      2,375,002     1,550,382        753,456     1,007,218
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     35,943,164    14,720,497    47,276,837    15,134,973     85,629,750    35,475,025     31,974,444    12,636,807
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
        (16,684)       (1,707)      (18,810)       (2,880)       (11,840)       (5,577)        (7,084)       (1,549)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     45,045,643    15,740,685    54,874,146    16,607,550     94,702,310    38,112,303     35,701,393    13,618,439
     15,740,685            --    16,607,550            --     38,112,303            --     13,618,439            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $60,786,328   $15,740,685   $71,481,696   $16,607,550   $132,814,613   $38,112,303   $ 49,319,832   $13,618,439
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   135,182   $   151,742   $   (43,521)  $   132,011
    Net realized gain (loss) on investments..........      154,606         8,420       309,475         5,578
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,111,906       318,435     3,379,065     1,078,395
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,401,694       478,597     3,645,019     1,215,984
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   17,926,443     9,409,022    25,919,825    11,071,138
    Policyowners' surrenders.........................     (884,719)      (64,750)     (974,606)      (45,141)
    Policyowners' annuity and death benefits.........      (28,772)       (1,839)      (10,553)       (1,873)
    Net transfers from (to) Fixed Account............    4,809,650     1,240,638     6,144,530     1,672,577
    Transfers between Investment Divisions...........     (704,132)      626,032     1,352,930       604,755
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   21,118,470    11,209,103    32,432,126    13,301,456
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (2,608)         (941)       (5,918)       (2,453)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   22,517,556    11,686,759    36,071,227    14,514,987
NET ASSETS:
    Beginning of year................................   11,686,759            --    14,514,987            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $34,204,315   $11,686,759   $50,586,214   $14,514,987
                                                       ===========   ===========   ===========   ===========

                                                                                               COLONIAL SMALL
                                                         ALGER AMERICAN SMALL                  CAP VALUE FUND,
                                                           CAPITALIZATION--                   VARIABLE SERIES--
                                                            CLASS S SHARES                         CLASS B
                                                       -------------------------              -----------------
                                                         2004(F)       2003(B)                     2004(G)
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (165,727)  $   (12,957)                $    3,033
    Net realized gain (loss) on investments..........      118,747         3,323                        203
    Realized gain distribution received..............           --            --                     27,573
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,876,029       265,197                      1,048
                                                       -----------   -----------                 ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,829,049       255,563                     31,857
                                                       -----------   -----------                 ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    9,106,509     3,487,235                    817,168
    Policyowners' surrenders.........................     (401,534)      (12,836)                       (24)
    Policyowners' annuity and death benefits.........      (13,407)           --                         --
    Net transfers from (to) Fixed Account............    1,847,356       381,569                     49,822
    Transfers between Investment Divisions...........    1,575,086       246,929                    650,198
                                                       -----------   -----------                 ----------
      Net contributions and (withdrawals)............   12,114,010     4,102,897                  1,517,164
                                                       -----------   -----------                 ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,150)         (395)                       (19)
                                                       -----------   -----------                 ----------
        Increase (decrease) in net assets............   13,938,909     4,358,065                  1,549,002
NET ASSETS:
    Beginning of year................................    4,358,065            --                         --
                                                       -----------   -----------                 ----------
    End of year......................................  $18,296,974   $ 4,358,065                 $1,549,002
                                                       ===========   ===========                 ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                 MAINSTAY VP                MAINSTAY VP                 MAINSTAY VP
        AMERICAN CENTURY              DREYFUS LARGE          EAGLE ASSET MANAGEMENT     LORD ABBETT DEVELOPING
        INCOME & GROWTH--            COMPANY VALUE--            GROWTH EQUITY--                GROWTH--
          SERVICE CLASS               SERVICE CLASS              SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   ------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)      2003(B)       2004(F)       2003(B)
    ------------------------------------------------------------------------------------------------------------
    $   108,061   $    33,732   $   (67,395)  $    16,252   $  (190,563)  $  (18,715)  $  (137,361)  $   (14,763)
         86,092         2,148       241,967         1,536        16,757        8,458        73,680         9,907
             --            --            --            --            --           --            --            --
      1,079,250       269,166     1,279,898       406,307      (106,780)     401,277       782,042       162,697
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      1,273,403       305,046     1,454,470       424,095      (280,586)     391,020       718,361       157,841
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      9,312,918     2,939,211    10,037,234     4,252,337     9,002,711    5,659,004     7,124,597     3,453,771
       (422,105)      (20,244)     (541,140)      (12,409)     (607,575)     (26,883)     (309,470)      (22,215)
        (30,053)           --       (16,205)           --       (45,733)          --       (22,050)           --
      2,302,058       494,253     2,129,230       786,074     2,292,436      760,252     1,528,709       385,802
        326,344       235,857     1,081,684       257,778      (966,782)     332,119       152,924       263,554
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     11,489,162     3,649,077    12,690,803     5,283,780     9,675,057    6,724,492     8,474,710     4,080,912
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
         (1,969)         (625)       (1,895)         (878)        1,502         (758)       (1,318)         (157)
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     12,760,596     3,953,498    14,143,378     5,706,997     9,395,973    7,114,754     9,191,753     4,238,596
      3,953,498            --     5,706,997            --     7,114,754           --     4,238,596            --
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
    $16,714,094   $ 3,953,498   $19,850,375   $ 5,706,997   $16,510,727   $7,114,754   $13,430,349   $ 4,238,596
    ===========   ===========   ===========   ===========   ===========   ==========   ===========   ===========


      DREYFUS IP TECHNOLOGY          FIDELITY(R) VIP             FIDELITY(R) VIP             FIDELITY(R) VIP
            GROWTH--                 CONTRAFUND(R)--             EQUITY-INCOME--                MID CAP--
         SERVICE SHARES              SERVICE CLASS 2             SERVICE CLASS 2             SERVICE CLASS 2
    -------------------------   -------------------------   -------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)       2003(B)        2004         2003(C)
    -------------------------------------------------------------------------------------------------------------
    $  (226,976)  $   (28,950)  $  (709,526)  $   (62,633)  $  (320,657)  $   (54,055)  $  (484,984)  $    (9,128)
        113,983        30,527       113,070         7,697       157,958         9,678       176,170         5,852
             --            --            --            --        83,974            --            --            --
         80,024       467,105     8,705,990     1,333,185     5,156,865     1,500,408    10,086,422       297,094
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        (32,969)      468,682     8,109,534     1,278,249     5,078,140     1,456,031     9,777,608       293,818
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     10,108,446     6,715,921    44,851,838    14,442,367    37,912,960    13,722,795    27,676,531     1,861,787
       (584,616)      (22,108)   (1,456,588)      (72,874)   (1,455,786)      (69,883)   (1,346,299)      (36,974)
        (23,572)           --      (134,820)           --       (85,116)       (8,028)     (169,701)           --
      2,146,155       585,804    10,791,287     2,527,803     7,529,061     1,661,505     5,792,542       316,111
       (358,894)      446,667     5,045,675     1,042,665     2,936,845       488,394    27,377,145     2,629,850
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,287,519     7,726,284    59,097,392    17,939,961    46,837,964    15,794,783    59,330,218     4,770,774
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            354          (670)      (17,820)       (2,511)       (7,101)       (3,060)      (20,415)         (398)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,254,904     8,194,296    67,189,106    19,215,699    51,909,003    17,247,754    69,087,411     5,064,194
      8,194,296            --    19,215,699            --    17,247,754            --     5,064,194            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $19,449,200   $ 8,194,296   $86,404,805   $19,215,699   $69,156,757   $17,247,754   $74,151,605   $ 5,064,194
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                          JANUS ASPEN SERIES          JANUS ASPEN SERIES
                                                              BALANCED--              WORLDWIDE GROWTH--
                                                            SERVICE SHARES              SERVICE SHARES
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   583,599   $   128,799   $   (54,547)  $   (9,168)
    Net realized gain (loss) on investments..........      147,574         5,656       115,752        5,488
    Realized gain distribution received..............           --            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    3,015,545       917,096       643,853      552,083
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    3,746,718     1,051,551       705,058      548,403
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   29,613,727    20,254,818    10,432,636    5,688,873
    Policyowners' surrenders.........................   (1,721,304)     (105,144)     (553,518)     (25,856)
    Policyowners' annuity and death benefits.........     (171,981)           --        (6,553)          --
    Net transfers from (to) Fixed Account............    8,893,450     3,134,124     2,295,374      756,492
    Transfers between Investment Divisions...........       66,432       302,659       282,848      203,774
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   36,680,324    23,586,457    12,450,787    6,623,283
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (8,595)       (2,405)       (2,741)      (1,192)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   40,418,447    24,635,603    13,153,104    7,170,494
NET ASSETS:
    Beginning of year................................   24,635,603            --     7,170,494           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $65,054,050   $24,635,603   $20,323,598   $7,170,494
                                                       ===========   ===========   ===========   ==========

                                                                                        VAN KAMPEN UIF
                                                                                           EMERGING
                                                         T. ROWE PRICE EQUITY          MARKETS EQUITY--
                                                         INCOME PORTFOLIO--II              CLASS II
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    33,866   $    28,151   $   (65,856)  $   (6,522)
    Net realized gain (loss) on investments..........     (129,339)      (11,111)      202,906       30,499
    Realized gain distribution received..............    1,456,677            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    5,825,328     1,323,740     1,869,318      234,981
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    7,186,532     1,340,780     2,006,368      258,958
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   41,425,016    13,752,482     7,763,796    1,877,349
    Policyowners' surrenders.........................   (1,767,134)      (69,148)     (290,705)      (5,182)
    Policyowners' annuity and death benefits.........     (123,624)      (22,489)       (5,113)          --
    Net transfers from (to) Fixed Account............    9,224,798     1,917,938     1,178,214      149,329
    Transfers between Investment Divisions...........    5,787,228       911,110       706,355      591,097
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   54,546,284    16,489,893     9,352,547    2,612,593
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,074)       18,413        (6,235)        (392)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   61,720,742    17,849,086    11,352,680    2,871,159
NET ASSETS:
    Beginning of year................................   17,849,086            --     2,871,159           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $79,569,828   $17,849,086   $14,223,839   $2,871,159
                                                       ===========   ===========   ===========   ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through June 30, 2004.
(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       MFS(R) INVESTORS                MFS(R)                    MFS(R)            NEUBERGER BERMAN AMT
        TRUST SERIES--           RESEARCH SERIES--         UTILITIES SERIES--        MID-CAP GROWTH--
         SERVICE CLASS             SERVICE CLASS             SERVICE CLASS               CLASS S
    -----------------------   ------------------------   ----------------------   ----------------------
     2004(F)      2003(B)       2004(F)      2003(B)       2004(D)     2003(B)      2004(F)     2003(B)
    ----------------------------------------------------------------------------------------------------
    $  (26,813)  $   (4,088)  $   (25,827)  $   (6,664)  $  (118,759)  $   (295)  $   (42,285)  $ (1,867)
        25,554        2,765        37,936          890        32,251          4        44,444        231
            --           --            --           --            --         --            --         --
       301,264       69,400       501,466      119,316     4,016,228     11,177       597,813     27,641
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
       300,005       68,077       513,575      113,542     3,929,720     10,886       599,972     26,005
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     1,826,405      840,705     2,116,731    1,261,053    12,619,966    137,548     3,566,648    208,242
      (107,551)      (2,718)     (144,050)      (2,817)     (357,193)        --       (84,158)    (2,463)
        (5,251)          --        (4,190)          --       (49,452)        --            --         --
       478,904      177,860       538,998      189,489     2,379,686      9,469       730,692    262,967
        11,871       35,184       238,485      212,793    21,241,132        (17)      453,983     23,747
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,204,378    1,051,031     2,745,974    1,660,518    35,834,139    147,000     4,667,165    492,493
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
          (579)        (151)       (1,179)        (252)       (6,965)       (14)       (1,508)       (50)
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,503,804    1,118,957     3,258,370    1,773,808    39,756,894    157,872     5,265,629    518,448
     1,118,957           --     1,773,808           --       157,872         --       518,448         --
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
    $3,622,761   $1,118,957   $ 5,032,178   $1,773,808   $39,914,766   $157,872   $ 5,784,077   $518,448
    ==========   ==========   ===========   ==========   ===========   ========   ===========   ========

          Victory VIF
          Diversified
            Stock--
         Class A Shares
         --------------
            2004(e)
         --------------
          $     3,493
               18,027
                   --
              317,404
          -----------
              338,924
          -----------
            2,388,147
             (218,206)
                   --
              461,479
            2,885,624
          -----------
            5,517,044
          -----------
                 (499)
          -----------
            5,855,469
                   --
          -----------
          $ 5,855,469
          ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(1)
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(2)
MainStay VP S&P 500 Index--Initial Class(3)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(4)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(5)
MainStay VP S&P 500 Index--Service Class(6)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

  Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Growth Equity--Initial Class

  (2) Formerly MainStay VP Equity Income--Initial Class

  (3) Formerly MainStay VP Indexed Equity--Initial Class

  (4) Formerly MainStay VP Growth Equity--Service Class

  (5) Formerly MainStay VP Equity Income--Service Class

  (6) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay, Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Account.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of the Separate Account are as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Number of shares...................................        17,748                   17,355               199,759
Identified cost....................................      $242,308                 $522,767              $199,759


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Number of shares...................................        11,798                   26,107                   6,692
Identified cost....................................      $113,687                 $671,418                $ 57,088

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Purchases..........................................      $ 15,751                 $  5,367              $161,258
Proceeds from sales................................        60,025                   60,339               201,751


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Purchases..........................................      $ 23,667                 $ 25,087                $  9,319
Proceeds from sales................................         5,776                   70,550                   8,846

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         15,357            19,526            17,910             80,855             5,239             4,599             7,311
       $359,052          $209,812          $198,001           $724,782          $ 57,793           $45,514           $62,707

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         14,834            15,773             5,068             4,863             8,753             3,500             3,964
       $280,995          $238,331          $ 54,454          $ 48,171          $130,446           $30,526           $61,757


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $  7,686          $ 19,730          $ 20,059           $119,814          $ 24,068           $15,047           $19,567
         41,185            33,766            79,653            138,661             9,337             3,704            10,549

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  8,932          $ 11,348          $  5,093          $  7,904          $  3,176           $ 3,723           $ 7,063
         37,935            28,109             6,757             8,118            20,629             6,610            11,693

--------------------------------------------------------------------------------


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Number of shares..................       329              62                 485              215         25,511
Identified cost...................    $2,594          $  548            $  4,010          $ 1,539        $47,261

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Number of shares..................         194             460               9,450            2,612          4,386
Identified cost...................      $2,950          $6,809            $178,027          $37,665        $37,268


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Purchases.........................    $  644          $  283            $    917          $   397        $10,003
Proceeds from sales...............       452              72                 691              180          4,203

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Purchases.........................      $1,580          $2,200            $ 31,079          $25,882        $ 9,965
Proceeds from sales...............         566           3,443              12,452            3,185         10,547

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,187            14,496             9,491            24,677             9,583             1,782             2,791
        $26,124          $341,074          $213,356          $610,831          $397,716           $31,734           $46,849

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 9,054          $ 13,929          $ 16,459          $ 18,338          $  7,363           $ 1,379           $ 2,240
         11,801            27,637            22,891            99,408            53,952             4,463             6,149

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        4,107                  2,026                  1,496
Identified cost...................................     $ 56,354                $41,076                $27,827

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        5,475                  4,562                  2,063
Identified cost...................................     $122,598                $44,566                $32,901


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 38,871                $28,793                $19,406
Proceeds from sales...............................        2,306                  1,878                    849

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 88,793                $33,693                $23,466
Proceeds from sales...............................        2,338                  2,069                  2,119

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          6,044             3,379             25,778             3,190             2,878             5,276             5,837
        $64,877           $36,766           $250,872           $39,258           $32,649           $50,931           $63,293

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
          3,089             1,465             1,777             1,496             1,492               912                 92
        $46,311           $15,421          $ 18,239           $16,279           $12,535           $16,221            $ 1,549

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        $45,451           $28,215           $179,230           $31,887           $25,388           $39,936           $48,639
          2,498             4,925              5,781               597               653             4,408               741

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
        $34,628           $12,273          $ 14,582           $11,496           $ 9,161           $12,705            $ 1,572
          2,104               633             1,902             1,966               787               706                 23

--------------------------------------------------------------------------------

                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        2,265             3,290              2,766              2,489              2,587                766
Identified cost......      $18,976           $76,665            $62,739            $64,001            $61,360            $19,203


                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $13,015           $59,289            $47,936            $60,437            $39,703            $13,633
Proceeds from sales..        1,903               670              1,148              1,389              2,280              1,184

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
           202              332            1,969              327            3,579            1,293              535
        $3,265           $4,429          $35,986           $5,179          $72,695          $12,169           $5,555

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
        $2,421           $2,997          $36,069           $6,538          $57,391          $12,413           $5,936
           234              266              262            1,896            1,118            3,089              399

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity, AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:


                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                         CAPITAL
                                                                        BOND--                        APPRECIATION--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2004             2003             2004             2003
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       200              728              352              578
Units Redeemed..............................................    (2,470)          (2,394)          (3,337)          (2,779)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (2,270)          (1,666)          (2,985)          (2,201)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --               30                2                1
Units Redeemed..............................................       (25)             (79)             (24)             (15)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (25)             (49)             (22)             (14)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        37            2,704              227            1,861
Units Redeemed..............................................    (1,014)          (1,053)            (710)            (211)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (977)           1,651             (483)           1,650
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        43            1,268               55              577
Units Redeemed..............................................      (319)            (287)             (61)             (30)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (276)             981               (6)             547
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................         1               28               --                4
Units Redeemed..............................................        (9)              (8)              --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (8)              20               --                4
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        COMMON STOCK--    CONVERTIBLE--     GOVERNMENT--
      CASH MANAGEMENT       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    --------------------   ---------------   --------------   ---------------
     2004      2003(a)      2004     2003     2004    2003     2004     2003
    -------------------------------------------------------------------------
     12,261     16,976        191      286      201   1,318      205      801
    (42,654)   (94,625)    (1,712)  (1,556)  (1,016)  (707)   (3,140)  (4,878)
    -------    -------     ------   ------   ------   -----   ------   ------
    (30,393)   (77,649)    (1,521)  (1,270)    (815)   611    (2,935)  (4,077)
    =======    =======     ======   ======   ======   =====   ======   ======
      1,341      8,111          2        5        3     10        --       61
     (1,380)   (30,445)       (17)     (72)     (18)   (51)      (45)    (186)
    -------    -------     ------   ------   ------   -----   ------   ------
        (39)   (22,334)       (15)     (67)     (15)   (41)      (45)    (125)
    =======    =======     ======   ======   ======   =====   ======   ======
     23,814     38,546        142    1,067      112   2,022       19    3,379
    (32,703)   (55,519)      (374)    (321)    (280)  (171)   (1,213)  (2,204)
    -------    -------     ------   ------   ------   -----   ------   ------
     (8,889)   (16,973)      (232)     746     (168)  1,851   (1,194)   1,175
    =======    =======     ======   ======   ======   =====   ======   ======
     24,505     23,094         31      535       67    715        32    1,547
    (23,347)   (11,450)       (45)     (32)     (63)   (28)     (411)    (771)
    -------    -------     ------   ------   ------   -----   ------   ------
      1,158     11,644        (14)     503        4    687      (379)     776
    =======    =======     ======   ======   ======   =====   ======   ======
      3,216      2,390          5       20        7     14         2       47
     (2,910)      (469)        (1)      --       (3)    --       (16)     (15)
    -------    -------     ------   ------   ------   -----   ------   ------
        306      1,921          4       20        4     14       (14)      32
    =======    =======     ======   ======   ======   =====   ======   ======
     15,234      7,586         --       --       --     --        --       --
     (8,387)    (4,699)        --       --       --     --        --       --
    -------    -------     ------   ------   ------   -----   ------   ------
      6,847      2,887         --       --       --     --        --       --
    =======    =======     ======   ======   ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                      HIGH YIELD                     INTERNATIONAL
                                                                   CORPORATE BOND--                    EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                                -----------------------           -------------------
                                                                 2004             2003            2004           2003
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................       551            5,528           919             495
Units Redeemed..............................................    (3,313)          (2,766)          (223)          (199)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................    (2,762)           2,762           696             296
                                                                ======           ======           ====           ====
SERIES II POLICIES
Units Issued................................................        71              242            11             131
Units Redeemed..............................................       (50)            (122)           (4)           (120)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        21              120             7              11
                                                                ======           ======           ====           ====
SERIES III POLICIES
Units Issued................................................       305            5,210           357             712
Units Redeemed..............................................      (842)            (411)          (90)            (83)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................      (537)           4,799           267             629
                                                                ======           ======           ====           ====
SERIES IV POLICIES
Units Issued................................................       312            2,072            72             219
Units Redeemed..............................................      (151)             (89)          (12)             (8)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       161            1,983            60             211
                                                                ======           ======           ====           ====
SERIES V POLICIES
Units Issued................................................         3              110            21               4
Units Redeemed..............................................       (23)              (4)           --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       (20)             106            21               4
                                                                ======           ======           ====           ====
SERIES VI POLICIES
Units Issued................................................        --               --            --              --
Units Redeemed..............................................        --               --            --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        --               --            --              --
                                                                ======           ======           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
       MID CAP            MID CAP            MID CAP           S&P 500
       CORE--            GROWTH--            VALUE--           INDEX--
    INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    -------------   -------------------   --------------   ---------------
    2004    2003      2004       2003      2004    2003     2004     2003
    ----------------------------------------------------------------------
     894     585     1,473      2,332      1,617   1,161      393      707
    (175)   (212)     (566)      (102)      (465)  (338)   (2,604)  (2,167)
    ----    ----     -----      -----     ------   -----   ------   ------
     719     373       907      2,230      1,152    823    (2,211)  (1,460)
    ====    ====     =====      =====     ======   =====   ======   ======
      --       8         6          6         11      8        17       24
      (4)     (1)       (2)        (6)        (9)   (10)      (34)     (47)
    ----    ----     -----      -----     ------   -----   ------   ------
      (4)      7         4         --          2     (2)      (17)     (23)
    ====    ====     =====      =====     ======   =====   ======   ======
     184     641       212      1,364        496   1,215      451    3,350
     (42)    (21)     (155)       (69)      (144)  (118)     (463)    (303)
    ----    ----     -----      -----     ------   -----   ------   ------
     142     620        57      1,295        352   1,097      (12)   3,047
    ====    ====     =====      =====     ======   =====   ======   ======
      69     253        98        409        104    726       175    1,231
     (17)    (12)      (33)       (16)       (60)   (34)      (79)     (52)
    ----    ----     -----      -----     ------   -----   ------   ------
      52     241        65        393         44    692        96    1,179
    ====    ====     =====      =====     ======   =====   ======   ======
      --       3        --          5          5     15        12       13
      (2)     --        (1)        --         (2)    --        (2)      --
    ----    ----     -----      -----     ------   -----   ------   ------
      (2)      3        (1)         5          3     15        10       13
    ====    ====     =====      =====     ======   =====   ======   ======
      --      --        --         --         --     --        --       --
      --      --        --         --         --     --        --       --
    ----    ----     -----      -----     ------   -----   ------   ------
      --      --        --         --         --     --        --       --
    ====    ====     =====      =====     ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                      MAINSTAY VP
                                                       SMALL CAP        MAINSTAY VP
                                                        GROWTH--      TOTAL RETURN--
                                                     INITIAL CLASS     INITIAL CLASS
                                                     --------------   ---------------
                                                     2004     2003     2004     2003
                                                     --------------------------------
SERIES I POLICIES
Units Issued.......................................   476    1,825       185      268
Units Redeemed.....................................  (278)    (248)   (1,794)  (1,327)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   198    1,577    (1,609)  (1,059)
                                                     ====    =====    ======   ======
SERIES II POLICIES
Units Issued.......................................     2        7         2        4
Units Redeemed.....................................    (3)      (2)     (156)     (40)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       5      (154)     (36)
                                                     ====    =====    ======   ======
SERIES III POLICIES
Units Issued.......................................    73    1,184        65    1,241
Units Redeemed.....................................  (148)     (87)     (166)    (135)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   (75)   1,097      (101)   1,106
                                                     ====    =====    ======   ======
SERIES IV POLICIES
Units Issued.......................................    36      504        33      435
Units Redeemed.....................................   (36)     (21)      (44)     (24)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --      483       (11)     411
                                                     ====    =====    ======   ======
SERIES V POLICIES
Units Issued.......................................    --        9         5       26
Units Redeemed.....................................    (1)      --        (2)      (1)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       9         3       25
                                                     ====    =====    ======   ======
SERIES VI POLICIES
Units Issued.......................................    --       --        --       --
Units Redeemed.....................................    --       --        --       --
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --       --        --       --
                                                     ====    =====    ======   ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                         MAINSTAY VP        MAINSTAY VP       EAGLE ASSET
      MAINSTAY VP     AMERICAN CENTURY     DREYFUS LARGE      MANAGEMENT
        VALUE--       INCOME & GROWTH--   COMPANY VALUE--   GROWTH EQUITY--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2004     2003     2004      2003     2004     2003      2004     2003
    -----------------------------------------------------------------------
       213      451     145        221     232       301       113     176
    (1,062)  (1,053)   (368)    (1,308)   (297)   (1,208)   (1,316)   (733)
    ------   ------    ----     ------    ----    ------    ------    ----
      (849)    (602)   (223)    (1,087)    (65)     (907)   (1,203)   (557)
    ======   ======    ====     ======    ====    ======    ======    ====
        --       10      --         10       1         3         1      13
       (14)     (15)     (3)        (5)     (3)       (4)      (21)     (9)
    ------   ------    ----     ------    ----    ------    ------    ----
       (14)      (5)     (3)         5      (2)       (1)      (20)      4
    ======   ======    ====     ======    ====    ======    ======    ====
       223    1,046     111        488     139       540        89     989
      (207)    (141)    (79)       (68)    (92)      (53)     (500)   (142)
    ------   ------    ----     ------    ----    ------    ------    ----
        16      905      32        420      47       487      (411)    847
    ======   ======    ====     ======    ====    ======    ======    ====
        45      685      28        132      15       194        31     235
       (57)     (43)     (9)        (2)    (12)      (14)      (29)    (14)
    ------   ------    ----     ------    ----    ------    ------    ----
       (12)     642      19        130       3       180         2     221
    ======   ======    ====     ======    ====    ======    ======    ====
         1       16       1         --      16         3         3       4
        (2)      --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        (1)      16       1         --      16         3         3       4
    ======   ======    ====     ======    ====    ======    ======    ====
        --       --      --         --      --        --        --      --
        --       --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        --       --      --         --      --        --        --      --
    ======   ======    ====     ======    ====    ======    ======    ====

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2004       2003        2004         2003
                                                     ---------------------------------------------
SERIES I POLICIES
Units Issued.......................................      29        581         112          338
Units Redeemed.....................................    (306)      (380)       (591)        (536)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................    (277)       201        (479)        (198)
                                                       ====       ====        ====         ====
SERIES II POLICIES
Units Issued.......................................      --         12           6            6
Units Redeemed.....................................      (7)        (3)        (11)         (34)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      (7)         9          (5)         (28)
                                                       ====       ====        ====         ====
SERIES III POLICIES
Units Issued.......................................      33        455         260          778
Units Redeemed.....................................     (77)       (18)       (200)        (212)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................     (44)       437          60          566
                                                       ====       ====        ====         ====
SERIES IV POLICIES
Units Issued.......................................      12         92          20          135
Units Redeemed.....................................      (5)        (2)        (10)          (6)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................       7         90          10          129
                                                       ====       ====        ====         ====
SERIES V POLICIES
Units Issued.......................................      --          1           5            4
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --          1           5            4
                                                       ====       ====        ====         ====
SERIES VI POLICIES
Units Issued.......................................      --         --          --           --
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --         --          --           --
                                                       ====       ====        ====         ====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND     LARGE CAP FUND    MID CAP FUND
    --------------   --------------   --------------   --------------
    2004   2003(a)   2004   2003(a)   2004   2003(a)   2004   2003(a)
    -----------------------------------------------------------------
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     32       68      10      16       45      125      28      51
    (37)     (14)     (2)     (1)     (63)     (32)    (18)     (8)
    ---      ---     ----     --      ---      ---     ---      --
     (5)      54       8      15      (18)      93      10      43
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     24       12      10       3       40       12      14       7
     (2)      --      (1)     --       (3)      --      (1)     --
    ---      ---     ----     --      ---      ---     ---      --
     22       12       9       3       37       12      13       7
    ===      ===     ====     ==      ===      ===     ===      ==

--------------------------------------------------------------------------------



                                                        CALVERT            DREYFUS IP
                                                         SOCIAL       TECHNOLOGY GROWTH--
                                                        BALANCED         INITIAL SHARES
                                                     --------------   --------------------
                                                     2004   2003(a)     2004       2003
                                                     -------------------------------------
SERIES I POLICIES
Units Issued.......................................  163      155         68       1,387
Units Redeemed.....................................  (134)   (127)      (159)       (175)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   29       28        (91)      1,212
                                                     ====    ====       ====       =====
SERIES II POLICIES
Units Issued.......................................    4        2         --           4
Units Redeemed.....................................   (1)      (3)        (6)         (9)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................    3       (1)        (6)         (5)
                                                     ====    ====       ====       =====
SERIES III POLICIES
Units Issued.......................................  230      502         25         963
Units Redeemed.....................................  (59)     (31)      (274)       (106)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  171      471       (249)        857
                                                     ====    ====       ====       =====
SERIES IV POLICIES
Units Issued.......................................  184      175         34         162
Units Redeemed.....................................  (12)      (3)       (13)         (6)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  172      172         21         156
                                                     ====    ====       ====       =====
SERIES V POLICIES
Units Issued.......................................   54        5          2           2
Units Redeemed.....................................   --       --         (2)         --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   54        5         --           2
                                                     ====    ====       ====       =====
SERIES VI POLICIES
Units Issued.......................................  107       43         --          --
Units Redeemed.....................................   (4)      --         --          --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  103       43         --          --
                                                     ====    ====       ====       =====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------
       794      678      684      645      390      662      265      419
    (1,424)  (1,200)  (1,138)  (1,014)  (4,203)  (3,784)  (3,117)  (3,175)
    ------   ------   ------   ------   ------   ------   ------   ------
      (630)    (522)    (454)    (369)  (3,813)  (3,122)  (2,852)  (2,756)
    ======   ======   ======   ======   ======   ======   ======   ======
        17       14       52       14        5       18        2        5
       (20)      (6)     (17)      (7)     (64)     (37)     (31)     (23)
    ------   ------   ------   ------   ------   ------   ------   ------
        (3)       8       35        7      (59)     (19)     (29)     (18)
    ======   ======   ======   ======   ======   ======   ======   ======
       492    2,104      218    1,194      118    2,516       55    1,043
      (351)    (247)    (301)    (198)  (1,147)    (633)    (670)    (370)
    ------   ------   ------   ------   ------   ------   ------   ------
       141    1,857      (83)     996   (1,029)   1,883     (615)     673
    ======   ======   ======   ======   ======   ======   ======   ======
       127      682       71      526       87    1,225       37      414
       (48)     (37)     (43)     (23)    (203)     (77)     (84)     (22)
    ------   ------   ------   ------   ------   ------   ------   ------
        79      645       28      503     (116)   1,148      (47)     392
    ======   ======   ======   ======   ======   ======   ======   ======
         7       27       23       27       10       47        4        7
        (2)      (1)      (2)      (1)      (1)      (8)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------
         5       26       21       26        9       39        4        7
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)           MFS(R)
                                                     INVESTORS TRUST     RESEARCH      MFS(R) UTILITIES
                                                        SERIES--         SERIES--          SERIES--
                                                      INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
                                                     ---------------   -------------   -----------------
                                                      2004     2003    2004    2003     2004      2003
                                                     ---------------------------------------------------
SERIES I POLICIES
Units Issued.......................................     43       90      63     101       80        57
Units Redeemed.....................................   (329)    (343)   (420)   (429)     (22)       (5)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................   (286)    (253)   (357)   (328)      58        52
                                                      ====     ====    ====    ====      ===       ===
SERIES II POLICIES
Units Issued.......................................     --        5      --       1       --         2
Units Redeemed.....................................     (1)      (1)     (7)     (5)      --        (1)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (1)       4      (7)     (4)      --         1
                                                      ====     ====    ====    ====      ===       ===
SERIES III POLICIES
Units Issued.......................................     21      145      33     206       68        82
Units Redeemed.....................................    (61)     (63)   (104)    (77)     (22)      (10)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................    (40)      82     (71)    129       46        72
                                                      ====     ====    ====    ====      ===       ===
SERIES IV POLICIES
Units Issued.......................................      8       71       4      64       --         4
Units Redeemed.....................................    (11)      (2)     (9)     (2)      --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (3)      69      (5)     62       --         4
                                                      ====     ====    ====    ====      ===       ===
SERIES V POLICIES
Units Issued.......................................      1        6       1       1        2         1
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................      1        6       1       1        2         1
                                                      ====     ====    ====    ====      ===       ===
SERIES VI POLICIES
Units Issued.......................................     --       --      --      --       --        --
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     --       --      --      --       --        --
                                                      ====     ====    ====    ====      ===       ===

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            VAN KAMPEN
    NEUBERGER BERMAN                                           UIF
       AMT MID-CAP      T. ROWE PRICE      VAN ECK           EMERGING
        GROWTH--        EQUITY INCOME     WORLDWIDE      MARKETS EQUITY--
         CLASS I          PORTFOLIO      HARD ASSETS         CLASS I
    -----------------   -------------   --------------   ----------------
     2004      2003     2004    2003    2004   2003(a)   2004      2003
    ---------------------------------------------------------------------
       14       279     1,539   1,172   559      183      221       233
     (135)      (17)    (767)   (603)   (93)     (92)    (306)     (285)
     ----       ---     -----   -----   ----     ---     ----      ----
     (121)      262      772     569    466       91      (85)      (52)
     ====       ===     =====   =====   ====     ===     ====      ====
        2         6        9      33      6       11       11        74
       (4)       (2)     (27)    (13)    (2)      (2)     (85)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (2)        4      (18)     20      4        9      (74)       71
     ====       ===     =====   =====   ====     ===     ====      ====
       12       212      534    1,439   622      227       86       238
      (26)      (19)    (257)   (218)   (31)     (27)     (40)      (29)
     ----       ---     -----   -----   ----     ---     ----      ----
      (14)      193      277    1,221   591      200       46       209
     ====       ===     =====   =====   ====     ===     ====      ====
        1        36      134     690    370       84       34        55
       (4)       (1)     (64)    (26)   (11)      (2)      (5)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (3)       35       70     664    359       82       29        52
     ====       ===     =====   =====   ====     ===     ====      ====
        1         7       14      32     17        4        2         1
       --        --       (5)     (1)    (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
        1         7        9      31     16        4        2         1
     ====       ===     =====   =====   ====     ===     ====      ====
       --        --       --      --    224       26       --        --
       --        --       --      --     (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
       --        --       --      --    223       26       --        --
     ====       ===     =====   =====   ====     ===     ====      ====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                    BOND--                      CAPITAL APPRECIATION--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       462              318               423               250
Units Redeemed.........................................       (21)             (22)              (18)               (2)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       441              296               405               248
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,352              644               990               475
Units Redeemed.........................................       (56)              (4)              (68)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,296              640               922               474
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................     1,111              602               563               407
Units Redeemed.........................................       (54)             (10)              (43)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,057              592               520               406
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        99               43                31                 8
Units Redeemed.........................................        (4)              (2)               (1)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        95               41                30                 8
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       653              339               595               198
Units Redeemed.........................................       (79)              (1)              (18)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       574              338               577               197
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         HIGH YIELD
      COMMON STOCK--       CONVERTIBLE--       GOVERNMENT--      CORPORATE BOND--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
     -----------------   -----------------   -----------------   -----------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)
     -----------------------------------------------------------------------------
       237       162        570      348       380       289      1,803       929
       (12)       --        (33)      (1)      (38)      (17)       (80)       (9)
       ---       ---      -----      ---       ---       ---      -----     -----
       225       162        537      347       342       272      1,723       920
       ===       ===      =====      ===       ===       ===      =====     =====
        --        --          2       --        --        --          6        --
        --        --         --       --        --        --         --        --
       ---       ---      -----      ---       ---       ---      -----     -----
        --        --          2       --        --        --          6        --
       ===       ===      =====      ===       ===       ===      =====     =====
       574       274      1,393      709       924       433      5,247     2,521
       (15)       (1)       (61)      (2)      (36)      (11)      (186)      (26)
       ---       ---      -----      ---       ---       ---      -----     -----
       559       273      1,332      707       888       422      5,061     2,495
       ===       ===      =====      ===       ===       ===      =====     =====
       546       294      1,153      649       768       435      3,999     2,234
       (29)       (1)       (43)      (5)      (57)      (10)      (182)      (10)
       ---       ---      -----      ---       ---       ---      -----     -----
       517       293      1,110      644       711       425      3,817     2,224
       ===       ===      =====      ===       ===       ===      =====     =====
        14         4         81       49        54        43        491       256
        --        (1)        (1)      --       (25)       --        (49)       (1)
       ---       ---      -----      ---       ---       ---      -----     -----
        14         3         80       49        29        43        442       255
       ===       ===      =====      ===       ===       ===      =====     =====
       290       130        875      317       386       186      2,423       811
        (3)       --        (71)      (1)      (84)       (1)       (59)       (2)
       ---       ---      -----      ---       ---       ---      -----     -----
       287       130        804      316       302       185      2,364       809
       ===       ===      =====      ===       ===       ===      =====     =====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                            INTERNATIONAL EQUITY--                  MID CAP CORE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       336              114               300               126
Units Redeemed.........................................        (9)              --               (11)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       327              114               289               125
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,028              255               718               237
Units Redeemed.........................................       (20)              (1)              (24)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,008              254               694               237
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................       815              247               513               229
Units Redeemed.........................................       (34)              (1)              (22)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       781              246               491               228
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        46                7                31                16
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        46                7                31                16
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       464              121               452               113
Units Redeemed.........................................        (7)              --                (5)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       457              121               447               113
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
     MID CAP GROWTH--     MID CAP VALUE--     S&P 500 INDEX--    SMALL CAP GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
        477      198        497      208      1,155       609      421        194
        (21)      (1)       (16)      (1)       (48)       (3)     (20)        (2)
      -----      ---      -----      ---      -----     -----      ---        ---
        456      197        481      207      1,107       606      401        192
      =====      ===      =====      ===      =====     =====      ===        ===
          1       --          3       --          2        --        1         --
         --       --         --       --         --        --       --         --
      -----      ---      -----      ---      -----     -----      ---        ---
          1       --          3       --          2        --        1         --
      =====      ===      =====      ===      =====     =====      ===        ===
      1,097      434      1,402      559      3,126     1,219      942        385
        (37)      (1)       (42)     (10)       (80)       (4)     (61)        (1)
      -----      ---      -----      ---      -----     -----      ---        ---
      1,060      433      1,360      549      3,046     1,215      881        384
      =====      ===      =====      ===      =====     =====      ===        ===
        833      433      1,175      445      2,188     1,040      807        356
        (41)      (1)       (37)      (3)       (94)       (2)     (38)        (3)
      -----      ---      -----      ---      -----     -----      ---        ---
        792      432      1,138      442      2,094     1,038      769        353
      =====      ===      =====      ===      =====     =====      ===        ===
         46       16         53       11        117       121       43          8
         (1)      --         (1)      --         (8)       (1)      --         --
      -----      ---      -----      ---      -----     -----      ---        ---
         45       16         52       11        109       120       43          8
      =====      ===      =====      ===      =====     =====      ===        ===
        602      245        880      219      1,201       417      608        180
        (38)      (1)       (18)      (1)       (55)       (3)     (52)        --
      -----      ---      -----      ---      -----     -----      ---        ---
        564      244        862      218      1,146       414      556        180
      =====      ===      =====      ===      =====     =====      ===        ===

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                TOTAL RETURN--                          VALUE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      348               172                425              224
Units Redeemed.........................................      (18)               (1)               (15)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      330               171                410              223
                                                             ===               ===              =====              ===
SERIES II POLICIES
Units Issued...........................................       --                --                  1               --
Units Redeemed.........................................       --                --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       --                --                  1               --
                                                             ===               ===              =====              ===
SERIES III POLICIES
Units Issued...........................................      869               401              1,138              442
Units Redeemed.........................................      (59)               (2)               (32)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      810               399              1,106              441
                                                             ===               ===              =====              ===
SERIES IV POLICIES
Units Issued...........................................      478               300                735              393
Units Redeemed.........................................      (28)               (1)               (26)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      450               299                709              392
                                                             ===               ===              =====              ===
SERIES V POLICIES
Units Issued...........................................       30                15                 29               14
Units Redeemed.........................................       (1)               --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       29                15                 29               14
                                                             ===               ===              =====              ===
SERIES VI POLICIES
Units Issued...........................................      395               207                511              185
Units Redeemed.........................................      (48)               (2)               (17)              --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      347               205                494              185
                                                             ===               ===              =====              ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         EAGLE ASSET          MAINSTAY VP
     AMERICAN CENTURY      DREYFUS LARGE     MANAGEMENT GROWTH       LORD ABBETT
     INCOME & GROWTH--    COMPANY VALUE--        EQUITY--        DEVELOPING GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
       157        45       189        73       129        74       109         56
        (2)       --       (11)       --       (12)       --        (3)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       155        45       178        73       117        74       106         55
       ===       ===       ===       ===       ===       ===       ===        ===
         1        --        --        --        --        --        --         --
        --        --        --        --        --        --        --         --
       ---       ---       ---       ---       ---       ---       ---        ---
         1        --        --        --        --        --        --         --
       ===       ===       ===       ===       ===       ===       ===        ===
       312       127       396       160       400       248       283        127
       (15)       (1)      (15)       --       (49)       (1)      (10)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       297       126       381       160       351       247       273        127
       ===       ===       ===       ===       ===       ===       ===        ===
       301       124       296       181       326       202       255        118
       (14)       (1)      (16)       --       (47)       (1)      (15)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       287       123       280       181       279       201       240        117
       ===       ===       ===       ===       ===       ===       ===        ===
        22         2        34        12        20         6         9          6
        --        --        (1)       --        --        --        (1)        --
       ---       ---       ---       ---       ---       ---       ---        ---
        22         2        33        12        20         6         8          6
       ===       ===       ===       ===       ===       ===       ===        ===
       236        53       235        80       197       114       127         61
        (7)       --        (6)       --       (54)       --        (6)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       229        53       229        80       143       114       121         61
       ===       ===       ===       ===       ===       ===       ===        ===

--------------------------------------------------------------------------------


                                                                 COLONIAL SMALL CAP
                                           ALGER AMERICAN           VALUE FUND,       DREYFUS IP TECHNOLOGY
                                       SMALL CAPITALIZATION--    VARIABLE SERIES--          GROWTH--
                                           CLASS S SHARES             CLASS B            SERVICE SHARES
                                       -----------------------   ------------------   ---------------------
                                        2004(f)      2003(b)          2004(g)          2004(f)     2003(b)
                                       --------------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     161           55               49              191         105
Units Redeemed.......................      (6)          --               --              (18)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     155           55               49              173         104
                                          ===          ===              ===              ===         ===
SERIES II POLICIES
Units Issued.........................       1           --                1               --          --
Units Redeemed.......................      --           --               --               --          --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............       1           --                1               --          --
                                          ===          ===              ===              ===         ===
SERIES III POLICIES
Units Issued.........................     332          130               29              396         248
Units Redeemed.......................     (10)          --               --              (19)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     322          130               29              377         247
                                          ===          ===              ===              ===         ===
SERIES IV POLICIES
Units Issued.........................     315          132               41              307         230
Units Redeemed.......................     (15)          --               --              (25)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     300          132               41              282         230
                                          ===          ===              ===              ===         ===
SERIES V POLICIES
Units Issued.........................      17            2               --               11           9
Units Redeemed.......................      (1)          --               --               (2)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............      16            2               --                9           9
                                          ===          ===              ===              ===         ===
SERIES VI POLICIES
Units Issued.........................     166           41               27              173         112
Units Redeemed.......................      (2)          --               --              (30)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     164           41               27              143         112
                                          ===          ===              ===              ===         ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      FIDELITY(R) VIP     FIDELITY(R) VIP      FIDELITY(R)        JANUS ASPEN
      CONTRAFUND(R)--     EQUITY-INCOME--     VIP MID CAP--    SERIES BALANCED--
      SERVICE CLASS 2     SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
     -----------------   -----------------   ---------------   ------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004    2003(c)   2004(f)   2003(b)
     ----------------------------------------------------------------------------
        661      321        578      253     1,908     199        538      413
        (24)      (3)       (19)      (2)     (70)      --        (24)      (3)
      -----      ---      -----      ---     -----     ---      -----      ---
        637      318        559      251     1,838     199        514      410
      =====      ===      =====      ===     =====     ===      =====      ===
          3       --          1       --        7       --          1       --
         --       --         --       --       --       --         --       --
      -----      ---      -----      ---     -----     ---      -----      ---
          3       --          1       --        7       --          1       --
      =====      ===      =====      ===     =====     ===      =====      ===
      1,688      617      1,379      505     1,452     110      1,179      781
        (38)      (1)       (31)      (1)     (22)      (3)       (63)      (2)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,650      616      1,348      504     1,430     107      1,116      779
      =====      ===      =====      ===     =====     ===      =====      ===
      1,580      469      1,174      424      951       95      1,202      726
        (43)      (2)       (53)      (3)     (26)      --        (55)      (4)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,537      467      1,121      421      925       95      1,147      722
      =====      ===      =====      ===     =====     ===      =====      ===
        113       29        123       71       77        4         83       42
         (2)      (1)       (11)      --       --       --        (24)      --
      -----      ---      -----      ---     -----     ---      -----      ---
        111       28        112       71       77        4         59       42
      =====      ===      =====      ===     =====     ===      =====      ===
        977      219        889      261      625       44        652      388
        (22)      --        (18)      (1)      (5)      --        (35)      (1)
      -----      ---      -----      ---     -----     ---      -----      ---
        955      219        871      260      620       44        617      387
      =====      ===      =====      ===     =====     ===      =====      ===

--------------------------------------------------------------------------------



                                                              JANUS ASPEN SERIES                   MFS(R) INVESTORS
                                                              WORLDWIDE GROWTH--                    TRUST SERIES--
                                                                SERVICE SHARES                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      188               122               60                12
Units Redeemed.........................................      (12)               (1)              (2)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      176               121               58                12
                                                             ===               ===               ==                ==
SERIES II POLICIES
Units Issued...........................................       --                --               --                --
Units Redeemed.........................................       --                --               --                --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       --                --               --                --
                                                             ===               ===               ==                ==
SERIES III POLICIES
Units Issued...........................................      431               223               46                32
Units Redeemed.........................................      (19)               --               (2)               (3)
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      412               223               44                29
                                                             ===               ===               ==                ==
SERIES IV POLICIES
Units Issued...........................................      349               196               53                43
Units Redeemed.........................................      (29)               (1)              (5)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      320               195               48                43
                                                             ===               ===               ==                ==
SERIES V POLICIES
Units Issued...........................................       33                 2                3                 1
Units Redeemed.........................................       (2)               --               (1)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       31                 2                2                 1
                                                             ===               ===               ==                ==
SERIES VI POLICIES
Units Issued...........................................      167                88               53                17
Units Redeemed.........................................       (5)               --               (4)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      162                88               49                17
                                                             ===               ===               ==                ==

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                               NEUBERGER BERMAN
          MFS(R)               MFS(R)             AMT MID-CAP        T. ROWE PRICE
     RESEARCH SERIES--   UTILITIES SERIES--        GROWTH--          EQUITY INCOME
       SERVICE CLASS        SERVICE CLASS           CLASS S          PORTFOLIO--II
     -----------------   -------------------   -----------------   -----------------
     2004(f)   2003(b)   2004(d)    2003(b)    2004(f)   2003(b)   2004(f)   2003(b)
     -------------------------------------------------------------------------------
       42        35       1,111        --        110        1         563      228
       (3)       --         (19)       --         (2)      --         (22)      (4)
       --        --       -----        --        ---       --       -----      ---
       39        35       1,092        --        108        1         541      224
       ==        ==       =====        ==        ===       ==       =====      ===
       --        --          12        --         --       --           2       --
       --        --          --        --         --       --          --       --
       --        --       -----        --        ---       --       -----      ---
       --        --          12        --         --       --           2       --
       ==        ==       =====        ==        ===       ==       =====      ===
       77        58         761         7        122       10       1,651      519
       (5)       --          (5)       --         (2)      --         (41)      (1)
       --        --       -----        --        ---       --       -----      ---
       72        58         756         7        120       10       1,610      518
       ==        ==       =====        ==        ===       ==       =====      ===
       92        43         445         5         95       24       1,532      481
       (4)       --          (6)       --         (3)      --         (69)      (3)
       --        --       -----        --        ---       --       -----      ---
       88        43         439         5         92       24       1,463      478
       ==        ==       =====        ==        ===       ==       =====      ===
        1         1          27         1         18        7         162       85
       --        --          --        --         (1)      --          (9)      (1)
       --        --       -----        --        ---       --       -----      ---
        1         1          27         1         17        7         153       84
       ==        ==       =====        ==        ===       ==       =====      ===
       44        25         452        --        150        5         963      292
       (1)       --          (1)       --        (79)      --         (22)      --
       --        --       -----        --        ---       --       -----      ---
       43        25         451        --         71        5         941      292
       ==        ==       =====        ==        ===       ==       =====      ===

--------------------------------------------------------------------------------



                                                                     VAN KAMPEN UIF                  VICTORY VIF
                                                                        EMERGING                     DIVERSIFIED
                                                                    MARKETS EQUITY--                   STOCK--
                                                                        CLASS II                    CLASS A SHARES
                                                                -------------------------           --------------
                                                                2004(f)           2003(b)              2004(e)
                                                                --------------------------------------------------
SERIES I POLICIES
Units Issued................................................      109                31                  202
Units Redeemed..............................................       (6)               --                  (18)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      103                31                  184
                                                                  ===               ===                  ===
SERIES II POLICIES
Units Issued................................................       --                --                   --
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................       --                --                   --
                                                                  ===               ===                  ===
SERIES III POLICIES
Units Issued................................................      230               108                  107
Units Redeemed..............................................      (33)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      197               108                  106
                                                                  ===               ===                  ===
SERIES IV POLICIES
Units Issued................................................      239                53                  148
Units Redeemed..............................................       (5)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      234                53                  147
                                                                  ===               ===                  ===
SERIES V POLICIES
Units Issued................................................        6                --                    1
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................        6                --                    1
                                                                  ===               ===                  ===
SERIES VI POLICIES
Units Issued................................................      125                22                   91
Units Redeemed..............................................       (3)               --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      122                22                   91
                                                                  ===               ===                  ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001 and 2000:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ---------------------------------------------------
                                                         2004       2003       2002       2001      2000
                                                       ---------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $165,678   $196,827   $216,196   $158,984   $85,728
Units Outstanding..................................      10,346     12,616     14,282     11,339     6,588
Variable Accumulation Unit Value...................    $  16.01   $  15.60   $  15.14   $  14.02   $ 13.01
Total Return.......................................        2.6%       3.1%       8.0%       7.8%      8.3%
Investment Income Ratio............................        3.3%       3.7%       5.1%       6.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,250   $  1,536   $  2,094   $  1,100   $   167
Units Outstanding..................................          96        121        170         96        16
Variable Accumulation Unit Value...................    $  13.00   $  12.68   $  12.32   $  11.43   $ 10.62
Total Return.......................................        2.5%       2.9%       7.8%       7.6%      6.2%
Investment Income Ratio............................        3.2%       3.3%       5.5%       6.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,616   $ 64,492   $ 42,745   $  7,920   $   188
Units Outstanding..................................       4,212      5,189      3,538        706        18
Variable Accumulation Unit Value...................    $  12.73   $  12.43   $  12.08   $  11.21   $ 10.43
Total Return.......................................        2.4%       2.9%       7.7%       7.5%      4.3%
Investment Income Ratio............................        3.3%       4.2%       8.5%      13.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,522   $ 17,219   $  6,150   $     --   $    --
Units Outstanding..................................       1,276      1,552        571         --        --
Variable Accumulation Unit Value...................    $  11.39   $  11.10   $  10.77   $     --   $    --
Total Return.......................................        2.6%       3.0%       7.7%         --        --
Investment Income Ratio............................        3.4%       4.8%      18.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    274   $    356   $    137   $     --   $    --
Units Outstanding..................................          25         33         13         --        --
Variable Accumulation Unit Value...................    $  11.03   $  10.80   $  10.52   $     --   $    --
Total Return.......................................        2.2%       2.6%       5.2%         --        --
Investment Income Ratio............................        3.2%       4.5%      23.5%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $    --
Units Outstanding..................................          --         --         --         --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $    --
Total Return.......................................          --         --         --         --        --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
          -----------------------------------------------------------------------------------------------------------
          $338,179   $377,779   $330,249   $553,783   $748,887   $125,022   $163,925   $263,444   $260,067   $164,643
            20,255     23,240     25,441     29,099     29,793    100,042    130,435    208,084    205,310    133,091
          $  16.70   $  16.26   $  12.98   $  19.03   $  25.14   $   1.25   $   1.26   $   1.27   $   1.27   $   1.24
              2.7%      25.2%     (31.8%)    (24.3%)    (12.0%)     (0.6%)     (0.7%)     (0.1%)      2.4%       4.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.3%       3.6%

          $    862   $    976   $    847   $  1,333   $  1,171   $  3,728   $  3,796   $ 27,216   $ 16,214   $  4,180
               138        160        174        186        123      3,618      3,657     25,991     15,454      4,074
          $   6.26   $   6.11   $   4.88   $   7.17   $   9.48   $   1.03   $   1.04   $   1.05   $   1.05   $   1.03
              2.6%      25.0%     (31.9%)    (24.4%)     (5.2%)     (0.7%)     (0.9%)     (0.2%)      2.3%       2.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.4%       3.4%

          $ 23,810   $ 25,919   $ 13,383   $ 11,161   $  1,817   $ 40,778   $ 50,236   $ 68,335   $ 31,624   $  2,635
             4,168      4,651      3,001      1,704        210     39,941     48,830     65,803     30,376      2,586
          $   5.71   $   5.57   $   4.46   $   6.55   $   8.67   $   1.02   $   1.03   $   1.04   $   1.04   $   1.02
              2.5%      25.0%     (31.9%)    (24.5%)    (13.3%)     (0.8%)     (0.9%)     (0.3%)      2.1%       1.9%
              0.2%       0.3%       0.1%       0.2%                  0.8%       0.7%       1.3%       3.0%

          $  8,988   $  8,812   $  2,958   $     --   $     --   $ 17,481   $ 16,441   $  4,942   $     --   $     --
               937        943        396         --         --     17,751     16,593      4,949         --         --
          $   9.59   $   9.34   $   7.46   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.7%      25.2%     (25.4%)        --         --      (0.6%)     (0.8%)     (0.1%)        --         --
              0.2%       0.3%       0.5%         --                  0.9%       0.6%       1.1%         --

          $     58   $     60   $     14   $     --   $     --   $  2,339   $  2,061   $    170   $     --   $     --
                 5          5          1         --         --      2,397      2,091        170         --         --
          $  11.73   $  11.47   $   9.20   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.2%      24.7%      (8.0%)        --         --      (1.0%)     (1.2%)     (0.3%)        --         --
              0.3%       0.3%       1.1%         --                  0.8%       0.6%       1.0%         --

          $     --   $     --   $     --   $     --   $     --   $  9,581   $  2,868   $     --   $     --   $     --
                --         --         --         --         --      9,734      2,887         --         --         --
          $     --   $     --   $     --   $     --   $     --   $   0.98   $   0.99   $     --   $     --   $     --
                --         --         --         --         --      (0.9%)     (0.7%)        --         --         --
                --         --         --         --                  1.0%       0.6%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   COMMON STOCK--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $270,485   $278,265   $244,017   $359,198   $419,759
Units Outstanding..................................      12,168     13,689     14,959     16,447     15,714
Variable Accumulation Unit Value...................    $  22.23   $  20.33   $  16.31   $  21.84   $  26.71
Total Return.......................................        9.4%      24.6%     (25.3%)    (18.2%)     (4.7%)
Investment Income Ratio............................        1.4%       1.0%       0.9%       0.7%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,065   $  1,077   $  1,249   $  1,763   $  1,300
Units Outstanding..................................         137        152        219        230        139
Variable Accumulation Unit Value...................    $   7.75   $   7.10   $   5.71   $   7.65   $   9.37
Total Return.......................................        9.2%      24.4%     (25.4%)    (18.4%)     (6.3%)
Investment Income Ratio............................        1.4%       0.9%       0.9%       0.7%

SERIES III POLICIES (c)
Net Assets.........................................    $ 32,680   $ 31,601   $ 21,125   $ 15,827   $  1,542
Units Outstanding..................................       4,192      4,424      3,678      2,054        163
Variable Accumulation Unit Value...................    $   7.80   $   7.14   $   5.74   $   7.70   $   9.44
Total Return.......................................        9.1%      24.4%     (25.5%)    (18.4%)     (5.6%)
Investment Income Ratio............................        1.4%       1.2%       1.2%       1.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  9,421   $  8,754   $  2,967   $     --   $     --
Units Outstanding..................................         856        870        367         --         --
Variable Accumulation Unit Value...................    $  11.00   $  10.07   $   8.08   $     --   $     --
Total Return.......................................        9.3%      24.6%     (19.2%)        --         --
Investment Income Ratio............................        1.4%       1.3%       4.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    325   $    247   $     19   $     --   $     --
Units Outstanding..................................          26         22          2         --         --
Variable Accumulation Unit Value...................    $  12.38   $  11.37   $   9.16   $     --   $     --
Total Return.......................................        8.9%      24.1%      (8.4%)        --         --
Investment Income Ratio............................        1.6%       1.6%       6.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                             GOVERNMENT--INITIAL CLASS
    ----------------------------------------------------   ---------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001      2000
    ----------------------------------------------------------------------------------------------------------
    $162,933   $169,402   $132,023   $144,131   $125,337   $127,522   $169,701   $230,480   $115,641   $59,775
       9,263     10,078      9,467      9,385      7,873      8,248     11,183     15,260      8,293     4,508
    $  17.59   $  16.81   $  13.95   $  15.36   $  15.92   $  15.46   $  15.17   $  15.10   $  13.94   $ 13.26
        4.6%      20.5%      (9.2%)     (3.5%)     (6.3%)      1.9%       0.5%       8.3%       5.1%     10.7%
        1.8%       2.4%       2.7%       3.8%                  3.7%       3.6%       4.1%       5.4%

    $  1,516   $  1,599   $  1,651   $  1,733   $  1,356   $  1,442   $  1,957   $  3,456   $  1,420   $   281
         153        168        209        199        150        117        162        287        128        27
    $   9.93   $   9.50   $   7.89   $   8.71   $   9.04   $  12.28   $  12.07   $  12.04   $  11.13   $ 10.60
        4.5%      20.4%      (9.3%)     (3.7%)     (9.6%)      1.7%       0.3%       8.2%       5.0%      6.0%
        1.9%       2.0%       2.6%       3.9%                  3.7%       2.9%       4.5%       5.5%

    $ 41,714   $ 41,469   $ 20,475   $  9,385   $    703   $ 46,405   $ 59,899   $ 45,740   $  8,792   $    47
       4,391      4,559      2,708      1,125         81      3,823      5,017      3,842        798         5
    $   9.50   $   9.10   $   7.56   $   8.34   $   8.67   $  12.14   $  11.94   $  11.91   $  11.01   $ 10.49
        4.4%      20.3%      (9.4%)     (3.8%)     (1.3%)      1.7%       0.3%       8.1%       5.0%      5.0%
        1.9%       2.8%       4.0%       7.5%                  3.7%       4.2%       6.0%      10.7%

    $ 12,704   $ 12,094   $  3,675   $     --   $     --   $ 13,857   $ 17,692   $  9,291   $     --   $    --
       1,087      1,083        396         --         --      1,262      1,641        865         --        --
    $  11.68   $  11.17   $   9.27   $     --   $     --   $  10.98   $  10.78   $  10.74   $     --   $    --
        4.6%      20.5%      (7.3%)        --         --       1.8%       0.4%       7.4%         --        --
        1.9%       3.0%      11.7%         --                  3.7%       4.4%      13.1%         --

    $    246   $    193   $     13   $     --   $     --   $    361   $    508   $    168   $     --   $    --
          19         15          1         --         --         34         48         16         --        --
    $  12.96   $  12.44   $  10.37   $     --   $     --   $  10.68   $  10.52   $  10.52   $     --   $    --
        4.2%      20.0%       3.7%         --         --       1.4%         --       5.2%         --        --
        2.0%       4.1%      14.2%         --                  2.7%       5.0%      15.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                            HIGH YIELD
                                                                  CORPORATE BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $623,762   $617,551   $417,268   $426,004   $374,764
Units Outstanding..................................      27,478     30,240     27,478     28,228     25,693
Variable Accumulation Unit Value...................    $  22.70   $  20.42   $  15.19   $  15.09   $  14.59
Total Return.......................................       11.2%      34.5%       0.6%       3.4%      (7.2%)
Investment Income Ratio............................        6.9%       8.0%      10.4%      12.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  5,698   $  4,851   $  2,462   $  1,428   $    793
Units Outstanding..................................         396        375        255        149         85
Variable Accumulation Unit Value...................    $  14.38   $  12.95   $   9.65   $   9.60   $   9.29
Total Return.......................................       11.0%      34.3%       0.5%       3.3%      (7.1%)
Investment Income Ratio............................        7.5%       9.3%      15.7%      14.2%

SERIES III POLICIES (c)
Net Assets.........................................    $124,365   $118,930   $ 43,111   $ 15,118   $    498
Units Outstanding..................................       8,808      9,345      4,546      1,601         54
Variable Accumulation Unit Value...................    $  14.12   $  12.73   $   9.48   $   9.44   $   9.15
Total Return.......................................       10.9%      34.2%       0.4%       3.2%      (8.5%)
Investment Income Ratio............................        7.2%       9.3%      17.1%      28.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 42,153   $ 35,842   $  7,503   $     --   $     --
Units Outstanding..................................       2,920      2,759        776         --         --
Variable Accumulation Unit Value...................    $  14.44   $  12.99   $   9.67   $     --   $     --
Total Return.......................................       11.1%      34.4%      (3.3%)        --         --
Investment Income Ratio............................        7.5%      10.4%      44.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,399   $  1,542   $     66   $     --   $     --
Units Outstanding..................................          92        112          6         --         --
Variable Accumulation Unit Value...................    $  15.22   $  13.75   $  10.27   $     --   $     --
Total Return.......................................       10.7%      33.9%       2.7%         --         --
Investment Income Ratio............................        8.8%      11.9%      50.4%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                  MAINSTAY VP
          INTERNATIONAL EQUITY--INITIAL CLASS              MID CAP CORE--INITIAL CLASS
    -----------------------------------------------   -------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001
    ---------------------------------------------------------------------------------------
    $52,910   $34,845   $23,569   $19,878   $23,737   $38,315   $24,078   $15,024   $ 6,859
      2,925     2,229     1,933     1,537     1,556     2,964     2,245     1,872       734
    $ 18.09   $ 15.63   $ 12.19   $ 12.94   $ 15.26   $ 12.92   $ 10.73   $  8.03   $  9.35
      15.7%     28.2%     (5.7%)   (15.2%)   (19.2%)    20.5%     33.6%    (14.1%)    (6.5%)
       1.1%      2.1%      1.5%      1.4%                0.6%      0.5%      0.4%      0.4%

    $   577   $   425   $   257   $   254   $   169   $   155   $   170   $    69   $    --
         52        45        34        32        18        11        15         8        --
    $ 11.02   $  9.54   $  7.45   $  7.92   $  9.35   $ 13.93   $ 11.57   $  8.67   $    --
      15.5%     28.0%     (5.9%)   (15.3%)    (6.5%)    20.3%     33.4%    (13.3%)       --
       0.9%      0.4%      0.2%      0.6%                0.4%      0.5%      0.5%        --

    $15,214   $10,625   $ 3,599   $ 1,063   $   111   $15,820   $11,573   $ 3,510   $   241
      1,377     1,110       481       134        12     1,182     1,040       420        25
    $ 11.05   $  9.57   $  7.48   $  7.95   $  9.40   $ 13.39   $ 11.13   $  8.35   $  9.74
      15.5%     27.9%     (5.9%)   (15.4%)    (6.0%)    20.3%     33.3%    (14.3%)    (2.6%)
       1.1%      2.3%      2.5%      1.8%                0.5%      0.6%      0.7%      1.3%

    $ 4,582   $ 3,285   $   707   $    --   $    --   $ 5,835   $ 4,278   $ 1,240   $    --
        351       291        80        --        --       445       393       152        --
    $ 13.07   $ 11.30   $  8.82   $    --   $    --   $ 13.10   $ 10.88   $  8.14   $    --
      15.7%     28.1%    (11.8%)       --        --     20.4%     33.5%    (18.6%)       --
       1.0%      2.6%      5.9%        --                0.5%      0.5%      1.0%        --

    $   375   $    62   $    14   $    --   $    --   $    24   $    45   $    10   $    --
         26         5         1        --        --         2         4         1        --
    $ 14.39   $ 12.49   $  9.79   $    --   $    --   $ 15.47   $ 12.90   $  9.70   $    --
      15.2%     27.6%     (2.1%)       --        --     20.0%     33.0%     (3.0%)       --
       1.4%      2.1%      6.6%        --                0.3%      0.6%      1.1%        --

    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
         --        --        --        --                  --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                     MAINSTAY VP                             MAINSTAY VP
                                            MID CAP GROWTH--INITIAL CLASS           MID CAP VALUE--INITIAL CLASS
                                         ------------------------------------   -------------------------------------
                                          2004      2003      2002      2001     2004      2003      2002      2001
                                         ----------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................  $54,207   $36,546   $11,317   $7,773   $89,742   $65,297   $44,528   $17,502
Units Outstanding......................    4,905     3,998     1,768      855     7,353     6,201     5,378     1,781
Variable Accumulation Unit Value.......  $ 11.05   $  9.14   $  6.40   $ 9.09   $ 12.20   $ 10.53   $  8.28   $  9.83
Total Return...........................    20.9%     42.8%    (29.6%)   (9.1%)    15.9%     27.2%    (15.8%)    (1.7%)
Investment Income Ratio................       --        --        --       --      0.9%      1.1%      1.3%      1.6%

SERIES II POLICIES (b)
Net Assets.............................  $   292   $   198   $   142   $   55   $   807   $   678   $   549   $   109
Units Outstanding......................       21        17        17        5        67        65        67        11
Variable Accumulation Unit Value.......  $ 14.10   $ 11.68   $  8.19   $11.65   $ 12.10   $ 10.45   $  8.23   $  9.78
Total Return...........................    20.7%     42.6%    (29.7%)   16.5%     15.7%     27.0%    (15.9%)    (2.2%)
Investment Income Ratio................       --        --        --       --      0.9%      1.0%      1.6%      2.4%

SERIES III POLICIES (c)
Net Assets.............................  $22,005   $17,706   $ 3,961   $  365   $40,034   $30,861   $15,132   $ 1,409
Units Outstanding......................    1,958     1,901       606       39     3,255     2,903     1,806       141
Variable Accumulation Unit Value.......  $ 11.24   $  9.32   $  6.54   $ 9.30   $ 12.30   $ 10.63   $  8.38   $  9.96
Total Return...........................    20.7%     42.5%    (29.7%)   (7.0%)    15.7%     26.9%    (15.9%)    (0.4%)
Investment Income Ratio................       --        --        --       --      0.9%      1.2%      2.1%      3.2%

SERIES IV POLICIES (d)
Net Assets.............................  $ 7,944   $ 5,924   $ 1,392   $   --   $13,799   $11,463   $ 3,414   $    --
Units Outstanding......................      657       592       199       --     1,158     1,114       422        --
Variable Accumulation Unit Value.......  $ 12.09   $ 10.01   $  7.01   $   --   $ 11.92   $ 10.29   $  8.09   $    --
Total Return...........................    20.8%     42.7%    (29.9%)      --     15.9%     27.1%    (19.1%)       --
Investment Income Ratio................       --        --        --       --      0.9%      1.3%      3.9%        --

SERIES V POLICIES (e)
Net Assets.............................  $   106   $   107   $    15   $   --   $   378   $   302   $   113   $    --
Units Outstanding......................        6         7         2       --        32        29        14        --
Variable Accumulation Unit Value.......  $ 17.45   $ 14.50   $ 10.20   $   --   $ 11.97   $ 10.37   $  8.19   $    --
Total Return...........................    20.4%     42.1%      2.0%       --     15.4%     26.6%    (18.1%)       --
Investment Income Ratio................       --        --        --       --      0.8%      1.2%      3.5%        --

SERIES VI POLICIES (f)
Net Assets.............................  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Units Outstanding......................       --        --        --       --        --        --        --        --
Variable Accumulation Unit Value.......  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Total Return...........................       --        --        --       --        --        --        --        --
Investment Income Ratio................       --        --        --       --        --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                     MAINSTAY VP
                S&P 500 INDEX--INITIAL CLASS                  SMALL CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002      2001
    ---------------------------------------------------------------------------------------------
    $533,383   $535,415   $447,495   $647,391   $755,167   $45,369   $40,155   $ 17,889   $12,197
      23,603     25,814     27,274     30,265     30,595     4,375     4,177      2,600     1,286
    $  22.60   $  20.74   $  16.41   $  21.39   $  24.68   $ 10.37   $  9.61   $   6.88   $  9.48
        9.0%      26.4%     (23.3%)    (13.3%)    (10.6%)     7.9%     39.7%     (27.4%)    (5.2%)
        1.5%       1.4%       1.2%       1.0%                   --        --         --        --

    $  1,797   $  1,788   $  1,559   $  1,826   $  1,266   $   449   $   426   $    267   $   268
         210        227        250        224        135        42        43         38        28
    $   8.56   $   7.87   $   6.23   $   8.14   $   9.40   $ 10.63   $  9.86   $   7.07   $  9.76
        8.8%      26.2%     (23.4%)    (13.4%)     (6.0%)     7.7%     39.5%     (27.5%)    (2.4%)
        1.5%       1.3%       1.4%       1.1%                   --        --         --        --

    $ 76,899   $ 70,812   $ 37,642   $ 16,799   $  1,988   $18,573   $17,970   $  5,362   $   786
       9,241      9,253      6,206      2,120        217     1,804     1,879        782        83
    $   8.32   $   7.65   $   6.07   $   7.92   $   9.16   $ 10.30   $  9.56   $   6.86   $  9.47
        8.7%      26.2%     (23.5%)    (13.5%)     (8.4%)     7.7%     39.4%     (27.6%)    (5.3%)
        1.5%       1.6%       1.8%       2.3%                   --        --         --        --

    $ 21,843   $ 19,067   $  5,417   $     --   $     --   $ 8,101   $ 7,514   $  1,798   $    --
       1,935      1,839        660         --         --       726       726        243        --
    $  11.29   $  10.37   $   8.20   $     --   $     --   $ 11.16   $ 10.35   $   7.41   $    --
        8.9%      26.4%     (18.0%)        --         --      7.8%     39.7%     (25.9%)       --
        1.6%       1.8%       6.1%         --                   --        --         --        --

    $    414   $    264   $     76   $     --   $     --   $   130   $   126   $     14   $    --
          31         21          8         --         --        10        11          2        --
    $  13.43   $  12.39   $   9.84   $     --   $     --   $ 12.41   $ 11.55   $   8.31   $    --
        8.5%      25.8%      (1.6%)        --         --      7.4%     39.1%     (16.9%)       --
        1.6%       1.7%       8.6%         --                   --        --         --        --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
          --         --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   TOTAL RETURN--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $216,659   $233,917   $213,473   $296,704   $338,661
Units Outstanding..................................      12,145     13,754     14,813     16,939     17,027
Variable Accumulation Unit Value...................    $  17.84   $  17.01   $  14.41   $  17.52   $  19.89
Total Return.......................................        4.9%      18.0%     (17.7%)    (11.9%)     (5.7%)
Investment Income Ratio............................        1.6%       1.9%       2.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    724   $  1,895   $  1,847   $  2,444   $  2,730
Units Outstanding..................................          88        242        278        302        297
Variable Accumulation Unit Value...................    $   8.20   $   7.83   $   6.64   $   8.09   $   9.20
Total Return.......................................        4.7%      17.8%     (17.8%)    (12.1%)     (8.0%)
Investment Income Ratio............................        1.0%       1.7%       2.4%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,718   $ 21,510   $ 11,221   $  5,557   $    495
Units Outstanding..................................       2,767      2,868      1,762        717         56
Variable Accumulation Unit Value...................    $   7.85   $   7.50   $   6.37   $   7.75   $   8.82
Total Return.......................................        4.7%      17.8%     (17.9%)    (12.1%)    (11.8%)
Investment Income Ratio............................        1.7%       2.3%       3.6%       5.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,866   $  6,662   $  2,063   $     --   $     --
Units Outstanding..................................         636        647        236         --         --
Variable Accumulation Unit Value...................    $  10.79   $  10.29   $   8.73   $     --   $     --
Total Return.......................................        4.8%      18.0%     (12.7%)        --         --
Investment Income Ratio............................        1.7%       2.6%      11.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    351   $    305   $     12   $     --   $     --
Units Outstanding..................................          29         26          1         --         --
Variable Accumulation Unit Value...................    $  12.19   $  11.67   $   9.93   $     --   $     --
Total Return.......................................        4.4%      17.5%      (0.7%)        --         --
Investment Income Ratio............................        1.8%       3.1%      23.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                              MAINSTAY VP
                        MAINSTAY VP                                         AMERICAN CENTURY
                    VALUE--INITIAL CLASS                             INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------------------
    $205,052   $202,324   $169,824   $213,977   $168,711   $46,438   $44,045   $ 43,336   $ 55,929   $ 60,445
      10,255     11,104     11,706     11,482      8,963     4,151     4,374      5,461      5,593      5,454
    $  19.99   $  18.22   $  14.51   $  18.64   $  18.82   $ 11.19   $ 10.07   $   7.94   $  10.00   $  11.08
        9.7%      25.6%     (22.2%)     (1.0%)     11.3%     11.1%     26.9%     (20.6%)     (9.8%)    (12.0%)
        1.1%       1.6%       1.4%       1.6%                 1.7%      1.4%       1.1%       0.8%

    $  1,017   $  1,072   $    903   $    802   $    239   $   316   $   309   $    213   $     71   $    154
          87        101        106         73         22        34        37         32          9         17
    $  11.66   $  10.64   $   8.49   $  10.92   $  11.04   $  9.24   $  8.33   $   6.57   $   8.29   $   9.21
        9.6%      25.4%     (22.3%)     (1.1%)     10.4%     10.9%     26.7%     (20.8%)    (10.0%)     (7.9%)
        1.1%       1.6%       1.5%       2.2%                 1.7%      1.6%       1.8%       0.9%

    $ 40,492   $ 36,811   $ 22,026   $ 10,836   $     69   $ 8,690   $ 7,574   $  3,274   $  1,388   $    218
       3,635      3,619      2,714      1,037          7       959       927        507        170         24
    $  11.14   $  10.17   $   8.11   $  10.44   $  10.57   $  9.06   $  8.17   $   6.45   $   8.15   $   9.05
        9.5%      25.4%     (22.3%)     (1.2%)      5.7%     10.9%     26.7%     (20.8%)     (9.9%)     (9.5%)
        1.2%       1.8%       2.1%       3.9%                 1.8%      1.8%       1.7%       1.6%

    $ 11,987   $ 11,041   $  3,870   $     --   $     --   $ 2,452   $ 2,018   $    529   $     --   $     --
       1,135      1,147        505         --         --       214       195         65         --         --
    $  10.56   $   9.63   $   7.67   $     --   $     --   $ 11.48   $ 10.34   $   8.15   $     --   $     --
        9.7%      25.5%     (23.3%)        --         --     11.0%     26.8%     (18.5%)        --         --
        1.2%       1.9%       6.1%         --                 1.8%      1.9%       6.2%         --

    $    234   $    230   $     50   $     --   $     --   $    12   $     1   $     --   $     --   $     --
          21         22          6         --         --         1        --         --         --         --
    $  11.40   $  10.43   $   8.34   $     --   $     --   $ 12.65   $ 11.44   $     --   $     --   $     --
        9.2%      25.0%     (16.6%)        --         --     10.6%     14.4%         --         --         --
        1.1%       2.0%       8.9%         --                 1.1%      4.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
          --         --         --         --                   --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         MAINSTAY VP
                                                                           DREYFUS
                                                              LARGE COMPANY VALUE--INITIAL CLASS
                                                       ------------------------------------------------
                                                        2004      2003       2002      2001      2000
                                                       ------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $37,374   $34,701   $ 34,818   $44,680   $37,822
Units Outstanding..................................      3,342     3,407      4,314     4,211     3,356
Variable Accumulation Unit Value...................    $ 11.18   $ 10.18   $   8.07   $ 10.61   $ 11.27
Total Return.......................................       9.8%     26.2%     (23.9%)    (5.9%)     5.1%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $   395   $   374   $    309   $   336   $   178
Units Outstanding..................................         38        40         41        34        17
Variable Accumulation Unit Value...................    $ 10.34   $  9.43   $   7.49   $  9.86   $ 10.49
Total Return.......................................       9.7%     26.0%     (24.0%)    (6.0%)     4.9%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $13,234   $11,630   $  5,637   $ 4,231   $   147
Units Outstanding..................................      1,296     1,249        762       434        14
Variable Accumulation Unit Value...................    $ 10.21   $  9.31   $   7.40   $  9.74   $ 10.37
Total Return.......................................       9.6%     25.9%     (24.1%)    (6.1%)     3.7%
Investment Income Ratio............................       1.0%      1.0%       0.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 3,137   $ 2,835   $    810   $    --   $    --
Units Outstanding..................................        284       281        101        --        --
Variable Accumulation Unit Value...................    $ 11.06   $ 10.07   $   7.99   $    --   $    --
Total Return.......................................       9.8%     26.1%     (20.1%)       --        --
Investment Income Ratio............................       1.0%      1.1%       2.5%        --

SERIES V POLICIES (e)
Net Assets.........................................    $   273   $    46   $     --   $    --   $    --
Units Outstanding..................................         19         3         --        --        --
Variable Accumulation Unit Value...................    $ 14.52   $ 13.28   $     --   $    --   $    --
Total Return.......................................       9.3%     32.8%         --        --        --
Investment Income Ratio............................       1.0%      1.8%         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $    --   $    --
Units Outstanding..................................         --        --         --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $    --   $    --
Total Return.......................................         --        --         --        --        --
Investment Income Ratio............................         --        --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       MAINSTAY VP                                          MAINSTAY VP
                       EAGLE ASSET                                          LORD ABBETT
                        MANAGEMENT                                          DEVELOPING
               GROWTH EQUITY--INITIAL CLASS                            GROWTH--INITIAL CLASS
    --------------------------------------------------   -------------------------------------------------
     2004      2003       2002       2001       2000      2004      2003       2002      2001       2000
    ------------------------------------------------------------------------------------------------------
    $79,285   $97,271   $ 82,525   $132,751   $157,719   $24,385   $25,669   $ 17,566   $25,662   $ 29,808
      6,615     7,818      8,375      9,537      9,323     2,817     3,094      2,893     2,959      3,141
    $ 11.98   $ 12.44   $   9.85   $  13.92   $  16.92   $  8.66   $  8.30   $   6.07   $  8.67   $   9.49
      (3.7%)    26.3%     (29.2%)    (17.7%)    (11.2%)     4.4%     36.6%     (30.0%)    (8.6%)    (20.2%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $   473   $   633   $    479   $    537   $    528   $   174   $   225   $    109   $    52   $     85
         71        91         87         69         55        21        28         19         6          9
    $  6.70   $  6.96   $   5.52   $   7.81   $   9.51   $  8.28   $  7.95   $   5.83   $  8.33   $   9.13
      (3.8%)    26.1%     (29.3%)    (17.9%)     (4.9%)     4.2%     36.4%     (30.1%)    (8.8%)     (8.7%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $13,389   $16,377   $  8,998   $  9,015   $  1,686   $ 5,538   $ 5,667   $  1,601   $   906   $     40
      2,343     2,754      1,907      1,350        207       666       710        273       108          4
    $  5.72   $  5.95   $   4.72   $   6.68   $   8.13   $  8.32   $  7.99   $   5.86   $  8.38   $   9.19
      (3.9%)    26.0%     (29.4%)    (17.8%)    (18.7%)     4.2%     36.3%     (30.1%)    (8.8%)     (8.1%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $ 3,497   $ 3,610   $  1,117   $     --   $     --   $ 1,530   $ 1,394   $    321   $    --   $     --
        364       362        141         --         --       139       132         42        --         --
    $  9.60   $  9.97   $   7.90   $     --   $     --   $ 11.00   $ 10.54   $   7.72   $    --   $     --
      (3.7%)    26.2%     (21.0%)        --         --      4.3%     36.5%     (22.8%)       --         --
       0.2%      0.2%       0.3%         --                   --        --         --        --

    $    77   $    48   $     --   $     --   $     --   $    14   $     8   $     --   $    --   $     --
          7         4         --         --         --         1         1         --        --         --
    $ 11.58   $ 12.08   $   9.60   $     --   $     --   $ 13.64   $ 13.13   $     --   $    --   $     --
      (4.1%)    25.8%      (4.0%)        --         --      3.9%     31.3%         --        --         --
       0.3%      0.3%         --         --                   --        --         --        --

    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
         --        --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             ALGER
                                                                            AMERICAN
                                                                             SMALL
                                                                 CAPITALIZATION--CLASS O SHARES
                                                       --------------------------------------------------
                                                        2004      2003       2002       2001       2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $64,616   $60,347   $ 44,207   $ 66,445   $ 93,083
Units Outstanding..................................      6,515     6,994      7,192      7,864      7,657
Variable Accumulation Unit Value...................    $  9.92   $  8.63   $   6.15   $   8.45   $  12.16
Total Return.......................................      15.0%     40.4%     (27.3%)    (30.5%)    (28.2%)
Investment Income Ratio............................         --        --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   442   $   418   $    417   $    514   $    588
Units Outstanding..................................         64        69         97         87         69
Variable Accumulation Unit Value...................    $  6.94   $  6.05   $   4.31   $   5.94   $   8.56
Total Return.......................................      14.8%     40.2%     (27.4%)    (30.6%)    (14.4%)
Investment Income Ratio............................         --        --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $12,381   $10,455   $  5,200   $  5,162   $  1,125
Units Outstanding..................................      1,925     1,865      1,299        936        142
Variable Accumulation Unit Value...................    $  6.43   $  5.61   $   4.00   $   5.51   $   7.95
Total Return.......................................      14.7%     40.1%     (27.4%)    (30.7%)    (20.5%)
Investment Income Ratio............................         --        --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 2,438   $ 2,010   $    376   $     --   $     --
Units Outstanding..................................        185       175         46         --         --
Variable Accumulation Unit Value...................    $ 13.20   $ 11.49   $   8.19   $     --   $     --
Total Return.......................................      14.9%     40.3%     (18.1%)        --         --
Investment Income Ratio............................         --        --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $   147   $    54   $     --   $     --   $     --
Units Outstanding..................................          9         4         --         --         --
Variable Accumulation Unit Value...................    $ 15.47   $ 13.52   $     --   $     --   $     --
Total Return.......................................      14.4%     35.2%         --         --         --
Investment Income Ratio............................         --        --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $     --
Units Outstanding..................................         --        --         --         --         --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $     --
Total Return.......................................         --        --         --         --         --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       AMSOUTH                               AMSOUTH                               AMSOUTH
                       ENHANCED                           INTERNATIONAL                             LARGE
                     MARKET FUND                           EQUITY FUND                            CAP FUND
          ----------------------------------   -----------------------------------   -----------------------------------
           2004     2003     2002     2001      2004     2003     2002      2001      2004     2003     2002      2001
          --------------------------------------------------------------------------------------------------------------
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $2,576   $2,415   $1,562   $ 1,112   $  558   $  361   $   139   $   116   $3,896   $3,889   $ 2,526   $ 1,883
             288      293      239       127       44       36        21        14      460      478       385       216
          $ 8.94   $ 8.24   $ 6.53   $  8.75   $12.65   $10.16   $  6.71   $  8.16   $ 8.46   $ 8.13   $  6.57   $  8.72
            8.5%    26.2%    25.4%    (12.5%)   24.5%    51.3%    (17.7%)   (18.4%)    4.1%    23.8%    (24.7%)   (12.8%)
            0.9%     0.8%     0.5%      0.1%       --     0.9%      0.3%        --     0.3%     0.2%      0.2%        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $  415   $  133   $   --   $    --   $  194   $   32   $    --   $    --   $  561   $  134   $    --   $    --
              34       12       --        --       12        3        --        --       49       12        --        --
          $12.23   $11.29   $   --   $    --   $15.65   $12.59   $    --   $    --   $11.42   $10.99   $    --   $    --
            8.4%    12.9%       --        --    24.3%    25.9%        --        --     3.9%     9.9%        --        --
            1.1%     1.1%       --        --       --     3.1%        --        --     0.4%     0.4%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                      CALVERT
                                                         AMSOUTH                                      SOCIAL
                                                      MID CAP FUND                                   BALANCED
                                          -------------------------------------   -----------------------------------------------
                                           2004      2003      2002      2001      2004      2003      2002      2001      2000
                                          ---------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................  $    --   $    --   $    --   $    --   $30,071   $27,683   $23,139   $27,380   $26,540
Units Outstanding.......................       --        --        --        --     1,684     1,655     1,627     1,668     1,484
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 17.86   $ 16.73   $ 14.22   $ 16.41   $ 17.89
Total Return............................       --        --        --        --      6.8%     17.7%    (13.4%)    (8.3%)    (4.5%)
Investment Income Ratio.................       --        --        --        --      1.7%      2.0%      2.7%      3.9%

SERIES II POLICIES (b)
Net Assets..............................  $    --   $    --   $    --   $    --   $   157   $   125   $   111   $    98   $   103
Units Outstanding.......................       --        --        --        --        17        14        15        11        11
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $  9.29   $  8.71   $  7.42   $  8.57   $  9.36
Total Return............................       --        --        --        --      6.6%     17.5%    (13.5%)    (8.4%)    (6.4%)
Investment Income Ratio.................       --        --        --        --      1.6%      1.8%      3.1%      3.6%

SERIES III POLICIES (c)
Net Assets..............................  $ 1,695   $ 1,412   $   826   $   515   $10,514   $ 8,419   $ 3,779   $ 1,957   $   177
Units Outstanding.......................      199       189       146        70     1,166       995       524       235        19
Variable Accumulation Unit Value........  $  8.50   $  7.48   $  5.66   $  7.38   $  9.02   $  8.46   $  7.21   $  8.34   $  9.10
Total Return............................    13.7%     32.0%    (23.2%)   (26.2%)     6.5%     17.4%    (13.5%)    (8.4%)    (9.0%)
Investment Income Ratio.................       --        --        --        --      1.8%      2.6%      4.1%      7.3%

SERIES IV POLICIES (d)
Net Assets..............................  $    --   $    --   $    --   $    --   $ 4,417   $ 2,279   $   352   $    --   $    --
Units Outstanding.......................       --        --        --        --       382       210        38        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 11.58   $ 10.85   $  9.23   $    --   $    --
Total Return............................       --        --        --        --      6.7%     17.6%     (7.7%)       --        --
Investment Income Ratio.................       --        --        --        --      2.1%      3.5%     10.3%        --

SERIES V POLICIES (e)
Net Assets..............................  $    --   $    --   $    --   $    --   $   751   $    70   $     5   $    --   $    --
Units Outstanding.......................       --        --        --        --        60         6         1        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 12.55   $ 11.81   $ 10.08   $    --   $    --
Total Return............................       --        --        --        --      6.3%     17.1%      0.8%        --        --
Investment Income Ratio.................       --        --        --        --      2.7%      4.6%     24.6%        --

SERIES VI POLICIES (f)
Net Assets..............................  $   272   $    86   $    --   $    --   $ 1,673   $   469   $    --   $    --   $    --
Units Outstanding.......................       20         7        --        --       146        43        --        --        --
Variable Accumulation Unit Value........  $ 13.37   $ 11.78   $    --   $    --   $ 11.48   $ 10.80   $    --   $    --   $    --
Total Return............................    13.5%     17.8%        --        --      6.4%      8.0%        --        --        --
Investment Income Ratio.................       --        --        --        --      2.5%      7.3%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  DREYFUS IP                                     FIDELITY(R)
                  TECHNOLOGY                                         VIP
                   GROWTH--                                    CONTRAFUND(R)--
                INITIAL SHARES                                  INITIAL CLASS
    --------------------------------------   ----------------------------------------------------
     2004      2003       2002      2001       2004       2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------
    $16,780   $17,740   $  4,790   $ 3,197   $319,270   $291,995   $238,091   $279,422   $319,564
      1,936     2,027        815       325     15,206     15,836     16,358     17,160     16,983
    $  8.67   $  8.75   $   5.88   $  9.84   $  21.00   $  18.44   $  14.56   $  16.28   $  18.82
      (0.9%)    48.9%     (40.3%)    (1.6%)     13.9%      26.7%     (10.6%)    (13.5%)     (7.9%)
         --        --         --        --       0.3%       0.5%       0.8%       0.8%

    $   113   $   182   $    156   $    23   $  1,465   $  1,321   $    981   $    883   $    452
         11        17         22         2        133        136        128        103         46
    $ 10.56   $ 10.67   $   7.18   $ 12.03   $  11.02   $   9.69   $   7.66   $   8.58   $   9.93
      (1.1%)    48.6%     (40.3%)    20.3%      13.7%      26.5%     (10.7%)    (13.6%)     (0.7%)
         --        --         --        --       0.3%       0.4%       0.8%       0.6%

    $ 8,362   $10,676   $  2,060   $   587   $ 48,944   $ 41,757   $ 19,347   $  9,054   $  1,410
        952     1,201        344        58      4,625      4,484      2,627      1,097        147
    $  8.79   $  8.89   $   5.98   $ 10.03   $  10.58   $   9.31   $   7.37   $   8.26   $   9.56
      (1.1%)    48.6%     (40.4%)     0.3%      13.6%      26.4%     (10.8%)    (13.6%)     (4.4%)
         --        --         --        --       0.3%       0.3%       0.6%       0.3%

    $ 2,402   $ 2,206   $    367   $    --   $ 14,290   $ 11,685   $  3,664   $     --   $     --
        228       207         51        --      1,149      1,070        425         --         --
    $ 10.55   $ 10.65   $   7.16   $    --   $  12.43   $  10.93   $   8.63   $     --   $     --
      (1.0%)    48.8%     (28.4%)       --      13.8%      26.6%     (13.7%)        --         --
         --        --         --        --       0.3%       0.3%         --         --

    $    29   $    32   $     --   $    --   $    526   $    398   $     53   $     --   $     --
          2         2         --        --         36         31          5         --         --
    $ 13.97   $ 14.17   $     --   $    --   $  14.73   $  12.99   $  10.30   $     --   $     --
      (1.4%)    41.7%         --        --      13.4%      26.1%       3.0%         --         --
         --        --         --        --       0.3%       0.2%         --         --

    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
         --        --         --        --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                             VIP
                                                                       EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2004       2003       2002       2001       2000
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $189,506   $179,594   $144,348   $175,541   $158,987
Units Outstanding..................................    10,725     11,179     11,548     11,501      9,762
Variable Accumulation Unit Value...................  $  17.67   $  16.07   $  12.50   $  15.26   $  16.29
Total Return.......................................     10.0%      28.5%     (18.1%)     (6.3%)      6.9%
Investment Income Ratio............................      1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $  1,372   $    877   $    626   $    529   $    286
Units Outstanding..................................       119         84         77         53         27
Variable Accumulation Unit Value...................  $  11.49   $  10.46   $   8.15   $   9.97   $  10.65
Total Return.......................................      9.8%      28.3%     (18.2%)     (6.4%)      6.5%
Investment Income Ratio............................      1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 39,178   $ 36,552   $ 20,493   $ 12,157   $    275
Units Outstanding..................................     3,465      3,548      2,552      1,237         26
Variable Accumulation Unit Value...................  $  11.31   $  10.30   $   8.03   $   9.83   $  10.51
Total Return.......................................      9.8%      28.3%     (18.3%)     (6.5%)      5.1%
Investment Income Ratio............................      1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,223   $  8,099   $  2,204   $     --   $     --
Units Outstanding..................................       801        773        270         --         --
Variable Accumulation Unit Value...................  $  11.51   $  10.47   $   8.15   $     --   $     --
Total Return.......................................      9.9%      28.5%     (18.5%)        --         --
Investment Income Ratio............................      1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    651   $    370   $     72   $     --   $     --
Units Outstanding..................................        56         35          9         --         --
Variable Accumulation Unit Value...................  $  11.54   $  10.54   $   8.24   $     --   $     --
Total Return.......................................      9.5%      27.9%     (17.6%)        --         --
Investment Income Ratio............................      1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
               BALANCED--INSTITUTIONAL SHARES                          GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $501,432   $541,659   $534,854   $607,299   $598,090   $231,574   $266,039   $250,712   $385,523   $506,390
      24,437     28,250     31,372     32,862     30,425     15,251     18,103     20,859     23,563     23,672
    $  20.52   $  19.17   $  17.05   $  18.48   $  19.66   $  15.18   $  14.70   $  12.02   $  16.36   $  21.39
        7.0%      12.5%      (7.7%)     (6.0%)     (3.6%)      3.3%      22.3%     (26.5%)    (23.5%)    (16.8%)
        2.2%       2.2%       2.4%       2.7%                  1.0%       1.1%       0.9%       0.5%

    $  2,176   $  2,620   $  2,506   $  2,538   $  1,636   $    985   $  1,136   $  1,024   $  1,111   $  1,165
         205        264        283        264        160        152        181        199        159        127
    $  10.62   $   9.94   $   8.85   $   9.61   $  10.24   $   6.46   $   6.27   $   5.13   $   7.00   $   9.16
        6.9%      12.3%      (7.9%)     (6.2%)      2.4%       3.2%      22.1%     (26.6%)    (23.6%)     (8.4%)
        2.1%       2.2%       2.5%       3.0%                  0.9%       1.0%       0.7%       0.5%

    $ 74,259   $ 79,154   $ 54,824   $ 26,039   $  2,842   $ 16,987   $ 20,011   $ 13,227   $ 11,124   $  2,806
       7,429      8,458      6,575      2,875        294      2,864      3,479      2,806      1,730        333
    $  10.00   $   9.36   $   8.34   $   9.06   $   9.65   $   5.93   $   5.75   $   4.71   $   6.43   $   8.42
        6.8%      12.2%      (7.9%)     (6.1%)     (3.5%)      3.1%      22.0%     (26.7%)    (23.6%)    (15.8%)
        2.2%       2.4%       3.1%       4.0%                  1.0%       1.4%       1.0%       0.7%

    $ 21,177   $ 21,004   $  8,129   $     --   $     --   $  6,016   $  6,275   $  2,078   $     --   $     --
       1,916      2,032        884         --         --        612        659        267         --         --
    $  11.05   $  10.33   $   9.19   $     --   $     --   $   9.83   $   9.52   $   7.79   $     --   $     --
        7.0%      12.4%      (8.1%)        --         --       3.3%      22.2%     (22.1%)        --         --
        2.3%       2.6%       5.6%         --                  1.0%       1.3%       2.5%         --

    $    647   $    513   $     82   $     --   $     --   $    135   $     84   $     --   $     --   $     --
          57         48          9         --         --         11          7         --         --         --
    $  11.42   $  10.72   $   9.57   $     --   $     --   $  12.48   $  12.13   $   9.96   $     --   $     --
        6.5%      12.0%      (4.3%)        --         --       2.9%      21.8%      (0.4%)        --         --
        2.4%       2.9%       5.1%         --                  1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                            MFS(R)
                                                                           INVESTORS
                                                                             TRUST
                                                                     SERIES--INITIAL CLASS
                                                       -------------------------------------------------
                                                        2004      2003       2002       2001      2000
                                                       -------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $24,302   $24,572   $ 22,189   $ 29,963   $29,503
Units Outstanding..................................      2,599     2,885      3,138      3,303     2,695
Variable Accumulation Unit Value...................    $  9.35   $  8.52   $   7.07   $   9.07   $ 10.95
Total Return.......................................       9.8%     20.5%     (22.1%)    (17.2%)    (1.5%)
Investment Income Ratio............................       0.6%      0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $   368   $   340   $    260   $    231   $   102
Units Outstanding..................................         44        45         41         29        11
Variable Accumulation Unit Value...................    $  8.28   $  7.55   $   6.28   $   8.07   $  9.75
Total Return.......................................       9.6%     20.3%     (22.2%)    (17.2%)    (2.5%)
Investment Income Ratio............................       0.6%      0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 6,024   $ 5,795   $  4,309   $  4,146   $   305
Units Outstanding..................................        740       780        698        522        32
Variable Accumulation Unit Value...................    $  8.14   $  7.43   $   6.18   $   7.94   $  9.60
Total Return.......................................       9.6%     20.2%     (22.2%)    (17.3%)    (4.0%)
Investment Income Ratio............................       0.6%      0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,319   $ 1,236   $    463   $     --   $    --
Units Outstanding..................................        123       126         57         --        --
Variable Accumulation Unit Value...................    $ 10.75   $  9.80   $   8.14   $     --   $    --
Total Return.......................................       9.8%     20.4%     (18.6%)        --        --
Investment Income Ratio............................       0.6%      0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    91   $    74   $     --   $     --   $    --
Units Outstanding..................................          7         6         --         --        --
Variable Accumulation Unit Value...................    $ 13.62   $ 12.46   $     --   $     --   $    --
Total Return.......................................       9.3%     24.6%         --         --        --
Investment Income Ratio............................       0.6%      0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $    --
Units Outstanding..................................         --        --         --         --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $    --
Total Return.......................................         --        --         --         --        --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                          NEUBERGER
                                                                                                            BERMAN
                        MFS(R)                                       MFS(R)                                  AMT
                       RESEARCH                                    UTILITIES                               MID-CAP
                 SERIES--INITIAL CLASS                       SERIES--INITIAL CLASS                     GROWTH--CLASS I
    -----------------------------------------------   ------------------------------------   ------------------------------------
     2004      2003      2002      2001      2000      2004     2003      2002      2001      2004     2003      2002      2001
    -----------------------------------------------------------------------------------------------------------------------------
    $34,542   $33,395   $29,511   $46,896   $50,417   $1,792   $   870   $   299   $   135   $3,795   $ 4,336   $ 1,673   $   464
      3,422     3,779     4,107     4,857     4,054      155        97        45        15      390       511       249        48
    $ 10.09   $  8.84   $  7.19   $  9.66   $ 12.44   $11.57   $  9.01   $  6.72   $  8.83   $ 9.73   $  8.49   $  6.72   $  9.64
      14.2%     23.0%    (25.6%)   (22.4%)    (6.2%)   28.4%     34.0%    (23.8%)   (11.7%)   14.7%     26.3%    (30.3%)    (3.6%)
       1.1%      0.7%      0.3%        --               1.3%      1.7%      2.4%        --       --        --        --        --

    $   298   $   307   $   270   $   376   $   586   $   23   $    16   $    10   $    --   $   59   $    69   $    26   $     1
         42        49        53        55        66        2         2         1        --        6         8         4        --
    $  7.15   $  6.27   $  5.10   $  6.87   $  8.86   $13.61   $ 10.62   $  7.93   $ 10.43   $10.02   $  8.75   $  6.94   $  9.98
      14.1%     22.8%    (25.7%)   (22.5%)   (11.4%)   28.2%     33.8%    (23.9%)     4.3%    14.5%     26.1%    (30.4%)    (0.2%)
       1.1%      0.7%      0.3%        --               1.3%      2.1%      0.3%        --       --        --        --        --

    $ 6,554   $ 6,172   $ 4,401   $ 5,269   $ 1,516   $1,955   $ 1,138   $   390   $   258   $3,531   $ 3,204   $ 1,192   $   184
        958     1,029       900       801       179      180       134        62        31      350       364       171        18
    $  6.84   $  6.00   $  4.89   $  6.58   $  8.49   $10.87   $  8.49   $  6.35   $  8.35   $10.08   $  8.81   $  6.99   $ 10.05
      14.0%     22.7%    (25.7%)   (22.5%)   (15.1%)   28.1%     33.7%    (24.0%)   (16.5%)   14.5%     26.0%    (30.5%)     0.5%
       1.1%      0.6%      0.3%        --               1.4%      2.1%      3.0%        --       --        --        --        --

    $ 1,125   $ 1,035   $   357   $    --   $    --   $  132   $   104   $    41   $    --   $  672   $   619   $   156   $    --
        102       107        45        --        --        8         8         4        --       48        51        16        --
    $ 11.07   $  9.69   $  7.89   $    --   $    --   $17.50   $ 13.64   $ 10.18   $    --   $14.01   $ 12.22   $  9.68   $    --
      14.2%     22.9%    (21.1%)       --        --    28.3%     33.9%      1.8%        --    14.6%     26.2%     (3.2%)       --
       1.1%      0.6%        --        --               1.5%      2.2%        --        --       --        --        --        --

    $    27   $     8   $    --   $    --   $    --   $   44   $    15   $    --   $    --   $  110   $    82   $    --   $    --
          2         1        --        --        --        3         1        --        --        8         7        --        --
    $ 13.44   $ 11.82   $  9.65   $    --   $    --   $15.62   $ 12.22   $    --   $    --   $13.53   $ 11.85   $  9.42   $    --
      13.7%     22.5%     (3.5%)       --        --    27.8%     22.2%        --        --    14.2%     25.8%     (5.8%)       --
       0.5%      0.2%        --        --               1.3%        --        --        --       --        --        --        --

    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
         --        --        --        --                 --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         T. ROWE PRICE
                                                                             EQUITY
                                                                        INCOME PORTFOLIO
                                                       --------------------------------------------------
                                                         2004       2003       2002      2001      2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $144,311   $117,894   $ 89,634   $85,476   $42,484
Units Outstanding..................................      10,397      9,625      9,056     7,398     3,679
Variable Accumulation Unit Value...................    $  13.88   $  12.25   $   9.90   $ 11.55   $ 11.55
Total Return.......................................       13.3%      23.7%     (14.3%)       --     11.5%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,478   $  1,524   $  1,044   $   902   $   146
Units Outstanding..................................         112        130        110        81        13
Variable Accumulation Unit Value...................    $  13.24   $  11.70   $   9.47   $ 11.07   $ 11.08
Total Return.......................................       13.2%      23.6%     (14.5%)       --     10.8%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 50,653   $ 41,615   $ 22,371   $ 9,712   $    98
Units Outstanding..................................       3,910      3,633      2,412       895         9
Variable Accumulation Unit Value...................    $  12.95   $  11.45   $   9.27   $ 10.85   $ 10.86
Total Return.......................................       13.1%      23.5%     (14.5%)       --      8.6%
Investment Income Ratio............................        1.6%       1.8%       1.9%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 13,286   $ 11,020   $  3,453   $    --   $    --
Units Outstanding..................................       1,154      1,084        420        --        --
Variable Accumulation Unit Value...................    $  11.51   $  10.17   $   8.22   $    --   $    --
Total Return.......................................       13.3%      23.7%     (17.8%)       --        --
Investment Income Ratio............................        1.6%       1.9%       3.1%        --

SERIES V POLICIES (e)
Net Assets.........................................    $    634   $    461   $    117   $    --   $    --
Units Outstanding..................................          54         45         14        --        --
Variable Accumulation Unit Value...................    $  11.68   $  10.36   $   8.41   $    --   $    --
Total Return.......................................       12.8%      23.2%     (15.9%)       --        --
Investment Income Ratio............................        1.6%       1.9%       2.7%        --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................          --         --         --        --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $    --   $    --
Total Return.......................................          --         --         --        --        --
Investment Income Ratio............................          --         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       VAN ECK                                         VAN KAMPEN
                      WORLDWIDE                                            UIF
                         HARD                                       EMERGING MARKETS
                        ASSETS                                       EQUITY--CLASS I
    ----------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000     2004      2003      2002      2001      2000
    ------------------------------------------------------------------------------------------------
    $19,773   $10,239   $ 6,351   $ 3,510   $4,929   $39,055   $33,055   $22,764   $25,016   $28,721
      1,271       805       714       378      469     3,076     3,161     3,213     3,172     3,358
    $ 15.55   $ 12.72   $  8.89   $  9.28   $10.51   $ 12.70   $ 10.46   $  7.09   $  7.89   $  8.55
      22.3%     43.1%     (4.2%)   (11.7%)    9.9%     21.4%     47.6%    (10.2%)    (7.7%)   (40.1%)
       0.3%      0.4%      0.5%      1.4%               0.7%        --        --        --

    $   292   $   190   $    49   $    29   $   25   $   164   $   697   $   109   $ 5,828   $    38
         19        15         6         3        2        18        92        21     1,019         6
    $ 15.41   $ 12.62   $  8.83   $  9.24   $10.48   $  9.15   $  7.55   $  5.12   $  5.72   $  6.21
      22.1%     42.8%     (4.3%)   (11.8%)    4.8%     21.2%     47.4%    (10.4%)    (7.9%)   (37.9%)
       0.3%      0.3%      0.3%      3.8%               0.6%        --        --        --

    $16,224   $ 5,745   $ 2,229   $   238   $   53   $ 7,050   $ 5,409   $ 2,432   $   594   $    54
      1,040       449       249        25        5       663       617       408        89         7
    $ 15.61   $ 12.79   $  8.96   $  9.37   $10.63   $ 10.63   $  8.77   $  5.96   $  6.64   $  7.22
      22.0%     42.8%     (4.4%)   (11.9%)    6.3%     21.2%     47.3%    (10.3%)    (8.0%)   (27.8%)
       0.3%      0.4%      0.2%      1.1%               0.7%        --        --        --

    $ 7,059   $ 1,461   $   326   $    --   $   --   $ 1,965   $ 1,279   $   456   $    --   $    --
        480       121        39        --       --       139       110        58        --        --
    $ 14.71   $ 12.04   $  8.42   $    --   $   --   $ 14.10   $ 11.62   $  7.88   $    --   $    --
      22.2%     43.0%    (15.8%)       --       --     21.3%     47.5%    (21.2%)       --        --
       0.2%      0.3%        --        --               0.7%        --        --        --

    $   371   $    63   $    --   $    --   $   --   $    57   $    19   $    --   $    --   $    --
         20         4        --        --       --         3         1        --        --        --
    $ 18.55   $ 15.24   $    --   $    --   $   --   $ 18.07   $ 14.95   $    --   $    --   $    --
      21.7%     52.4%        --        --       --     20.9%     49.5%        --        --        --
       0.1%        --        --        --               0.7%        --        --        --

    $ 4,069   $   348   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
        249        26        --        --       --        --        --        --        --        --
    $ 16.35   $ 13.42   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
      21.8%     34.2%        --        --       --        --        --        --        --        --
       0.1%        --        --        --                 --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                          MAINSTAY VP
                                                       MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                          BOND--         APPRECIATION--     COMMON STOCK--
                                                      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                     ----------------   ----------------   ----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 7,474   $2,929   $ 7,459   $2,760   $ 4,810   $1,842
Units Outstanding..................................      737      296       653      248       387      162
Variable Accumulation Unit Value...................  $ 10.15   $ 9.91   $ 11.42   $11.15   $ 12.44   $11.40
Total Return.......................................     2.4%    (0.9%)     2.5%    11.5%      9.1%    14.0%
Investment Income Ratio............................     4.8%    13.3%      0.1%     0.5%      1.6%     3.7%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $     6   $   --   $    --   $   --
Units Outstanding..................................        1       --         1       --        --       --
Variable Accumulation Unit Value...................  $ 10.02   $   --   $ 10.31   $   --   $ 10.00   $   --
Total Return.......................................     0.2%       --      3.1%       --        --       --
Investment Income Ratio............................    48.1%       --      0.8%       --        --       --

SERIES III POLICIES (c)
Net Assets.........................................  $19,603   $6,344   $16,081   $5,334   $10,274   $3,094
Units Outstanding..................................    1,936      640     1,396      474       832      273
Variable Accumulation Unit Value...................  $ 10.12   $ 9.91   $ 11.52   $11.26   $ 12.34   $11.34
Total Return.......................................     2.2%    (0.9%)     2.2%    12.6%      8.9%    13.4%
Investment Income Ratio............................     4.8%    17.1%      0.1%     0.6%      1.7%     4.1%

SERIES IV POLICIES (d)
Net Assets.........................................  $16,738   $5,867   $10,571   $4,522   $10,070   $3,340
Units Outstanding..................................    1,649      592       926      406       810      293
Variable Accumulation Unit Value...................  $ 10.15   $ 9.92   $ 11.41   $11.14   $ 12.43   $11.40
Total Return.......................................     2.3%    (0.8%)     2.4%    11.4%      9.0%    14.0%
Investment Income Ratio............................     5.0%    15.6%      0.1%     0.5%      1.7%     3.4%

SERIES V POLICIES (e)
Net Assets.........................................  $ 1,362   $  407   $   429   $   86   $   213   $   38
Units Outstanding..................................      136       41        38        8        17        3
Variable Accumulation Unit Value...................  $ 10.02   $ 9.83   $ 11.20   $10.98   $ 12.29   $11.32
Total Return.......................................     1.9%    (1.7%)     2.0%     9.8%      8.6%    13.2%
Investment Income Ratio............................     5.2%    14.8%      0.1%     1.3%      1.6%     2.4%

SERIES VI POLICIES (f)
Net Assets.........................................  $ 9,200   $3,343   $ 8,794   $2,186   $ 5,161   $1,484
Units Outstanding..................................      912      338       774      197       417      130
Variable Accumulation Unit Value...................  $ 10.09   $ 9.89   $ 11.36   $11.12   $ 12.37   $11.38
Total Return.......................................     2.0%    (1.1%)     2.1%    11.2%      8.7%    13.8%
Investment Income Ratio............................     5.2%    14.5%      0.1%     0.5%      1.8%     3.4%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                             MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP         HIGH YIELD        INTERNATIONAL       MAINSTAY VP
     CONVERTIBLE--       GOVERNMENT--     CORPORATE BOND--        EQUITY--        MID CAP CORE--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   -----------------   ----------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003     2004      2003
    ---------------------------------------------------------------------------------------------
    $10,142   $3,817   $ 6,080   $2,651   $33,434   $10,501   $ 5,975   $1,340   $ 5,876   $1,477
        884      347       614      272     2,643       920       441      114       414      125
    $ 11.48   $10.99   $  9.91   $ 9.75   $ 12.65   $ 11.41   $ 13.55   $11.74   $ 14.19   $11.80
       4.4%     9.9%      1.6%    (2.5%)    10.9%     14.1%     15.4%    17.4%     20.2%    18.0%
       2.4%     8.3%      5.6%    14.3%     10.1%     26.0%      1.3%     6.9%      0.5%     1.2%

    $    24   $   --   $     5   $   --   $    64   $    --   $     8   $   --   $    11   $   --
          2       --        --       --         6        --         1       --         1       --
    $ 10.11   $   --   $ 10.01   $   --   $ 10.18   $    --   $ 10.19   $   --   $ 10.19   $   --
       1.1%       --      0.1%       --      1.8%        --      1.9%       --      1.9%       --
      58.1%       --     86.3%       --     87.4%        --     10.9%       --      3.1%       --

    $23,424   $7,798   $12,875   $4,087   $94,871   $28,302   $16,793   $2,933   $13,092   $2,774
      2,039      707     1,310      422     7,556     2,495     1,262      254       931      237
    $ 11.49   $11.03   $  9.83   $ 9.69   $ 12.56   $ 11.35   $ 13.30   $11.55   $ 14.06   $11.72
       4.2%    10.3%      1.4%    (3.1%)    10.7%     13.5%     15.2%    15.5%     20.0%    17.2%
       2.5%     9.0%      5.7%    18.2%     10.2%     30.0%      1.4%     8.0%      0.5%     1.4%

    $20,014   $7,040   $11,256   $4,147   $76,786   $25,512   $13,748   $2,849   $10,128   $2,677
      1,754      644     1,136      425     6,041     2,224     1,027      246       719      228
    $ 11.41   $10.94   $  9.91   $ 9.76   $ 12.71   $ 11.47   $ 13.38   $11.60   $ 14.09   $11.73
       4.3%     9.4%      1.6%    (2.4%)    10.8%     14.7%     15.4%    16.0%     20.1%    17.3%
       2.5%     8.5%      5.6%    16.5%     10.0%     26.4%      1.3%     6.6%      0.5%     1.2%

    $ 1,466   $  533   $   706   $  421   $ 8,737   $ 2,901   $   684   $   78   $   656   $  183
        129       49        72       43       697       255        53        7        47       16
    $ 11.34   $10.91   $  9.85   $ 9.74   $ 12.54   $ 11.36   $ 12.96   $11.28   $ 14.09   $11.78
       3.9%     9.1%      1.2%    (2.6%)    10.4%     13.6%     14.9%    12.8%     19.7%    17.8%
       2.4%     9.5%      5.1%    14.0%     10.2%     27.0%      1.5%    11.7%      0.5%     3.0%

    $12,642   $3,430   $ 4,800   $1,800   $39,920   $ 9,211   $ 7,562   $1,381   $ 7,802   $1,319
      1,120      316       487      185     3,173       809       578      121       560      113
    $ 11.28   $10.85   $  9.85   $ 9.73   $ 12.58   $ 11.39   $ 13.08   $11.37   $ 13.94   $11.64
       4.0%     8.5%      1.3%    (2.7%)    10.5%     13.9%     15.0%    13.7%     19.8%    16.4%
       2.8%     9.2%      5.6%    16.2%     11.7%     29.6%      1.5%     7.6%      0.6%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                       MAINSTAY VP                            MAINSTAY VP
                                                         MID CAP          MAINSTAY VP           S&P 500
                                                         GROWTH--       MID CAP VALUE--         INDEX--
                                                      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
                                                     ----------------   ----------------   -----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     -------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 9,510   $2,376   $ 9,220   $2,399   $20,964   $ 6,828
Units Outstanding..................................      653      197       688      207     1,713       606
Variable Accumulation Unit Value...................  $ 14.56   $12.07   $ 13.41   $11.60   $ 12.24   $ 11.26
Total Return.......................................    20.6%    20.7%     15.6%    16.0%      8.7%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.4%      2.1%      4.6%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $    34   $   --   $    16   $    --
Units Outstanding..................................        1       --         3       --         2        --
Variable Accumulation Unit Value...................  $ 10.24   $   --   $ 10.29   $   --   $ 10.25   $    --
Total Return.......................................     2.4%       --      2.9%       --      2.5%        --
Investment Income Ratio............................       --       --      7.1%       --     17.1%        --

SERIES III POLICIES (c)
Net Assets.........................................  $21,257   $5,125   $25,830   $6,443   $51,775   $13,604
Units Outstanding..................................    1,494      434     1,910      550     4,261     1,215
Variable Accumulation Unit Value...................  $ 14.23   $11.82   $ 13.52   $11.72   $ 12.15   $ 11.20
Total Return.......................................    20.4%    18.2%     15.4%    17.2%      8.5%     12.0%
Investment Income Ratio............................       --       --      1.0%     3.8%      2.1%      5.6%

SERIES IV POLICIES (d)
Net Assets.........................................  $17,454   $5,111   $21,168   $5,125   $38,290   $11,688
Units Outstanding..................................    1,224      432     1,580      442     3,132     1,038
Variable Accumulation Unit Value...................  $ 14.26   $11.83   $ 13.40   $11.59   $ 12.23   $ 11.26
Total Return.......................................    20.5%    18.3%     15.6%    15.9%      8.6%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.5%      2.1%      4.6%

SERIES V POLICIES (e)
Net Assets.........................................  $   854   $  186   $   833   $  122   $ 2,782   $ 1,344
Units Outstanding..................................       61       16        63       11       229       120
Variable Accumulation Unit Value...................  $ 13.94   $11.61   $ 13.25   $11.51   $ 12.16   $ 11.24
Total Return.......................................    20.1%    16.1%     15.1%    15.1%      8.2%     12.4%
Investment Income Ratio............................       --       --      1.2%     4.3%      1.8%      5.1%

SERIES VI POLICIES (f)
Net Assets.........................................  $11,705   $2,941   $14,398   $2,519   $18,986   $ 4,649
Units Outstanding..................................      808      244     1,080      218     1,560       414
Variable Accumulation Unit Value...................  $ 14.48   $12.05   $ 13.33   $11.57   $ 12.17   $ 11.24
Total Return.......................................    20.2%    20.5%     15.2%    15.7%      8.3%     12.4%
Investment Income Ratio............................       --       --      1.3%     3.8%      2.2%      5.0%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      MAINSTAY VP                                               MAINSTAY VP         MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP       AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--    COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
    ----------------   ----------------   ----------------   ------------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003      2004      2003
    ----------------------------------------------------------------------------------------------
    $ 7,815   $2,355   $ 5,622   $1,835   $ 8,003   $2,572   $ 2,450    $  503    $ 3,119   $  821
        593      192       501      171       633      223       200        45        251       73
    $ 13.17   $12.24   $ 11.23   $10.73   $ 12.64   $11.55   $ 12.27    $11.07    $ 12.40   $11.32
       7.6%    22.4%      4.6%     7.3%      9.5%    15.5%     10.8%     10.7%       9.6%    13.2%
         --       --      2.2%     6.8%      1.4%     5.3%      2.8%      5.6%       1.2%     2.7%

    $     6   $   --   $     1   $   --   $     6   $   --   $    13    $   --    $    --   $   --
          1       --        --       --         1       --         1        --         --       --
    $ 10.30   $   --   $ 10.11   $   --   $ 10.21   $   --   $ 10.14    $   --    $ 10.00   $   --
       3.0%       --      1.1%       --      2.1%       --      1.4%        --         --       --
         --       --        --       --     15.5%       --     63.6%        --         --       --

    $16,734   $4,735   $13,524   $4,276   $19,389   $5,058   $ 5,324    $1,437    $ 6,678   $1,807
      1,265      384     1,209      399     1,546      440       423       126        541      160
    $ 13.23   $12.32   $ 11.19   $10.71   $ 12.54   $11.48   $ 12.59    $11.38    $ 12.34   $11.29
       7.4%    23.2%      4.4%     7.1%      9.2%    14.8%     10.6%     13.8%       9.3%    12.9%
         --       --      2.1%     8.3%      1.4%     6.3%      2.6%      6.1%       1.1%     2.9%

    $14,487   $4,235   $ 8,502   $3,248   $14,111   $4,598   $ 5,136    $1,389    $ 5,699   $2,039
      1,122      353       749      299     1,101      392       410       123        461      181
    $ 12.91   $12.01   $ 11.35   $10.86   $ 12.82   $11.72   $ 12.53    $11.32    $ 12.37   $11.29
       7.6%    20.1%      4.6%     8.6%      9.4%    17.2%     10.8%     13.2%       9.5%    12.9%
         --       --      2.1%     7.6%      1.4%     5.3%      2.5%      5.3%       1.1%     2.8%

    $   635   $   93   $   487   $  159   $   544   $  160   $   292    $   24    $   551   $  133
         51        8        44       15        43       14        24         2         45       12
    $ 12.54   $11.71   $ 11.01   $10.57   $ 12.51   $11.48   $ 12.35    $11.19    $ 12.22   $11.21
       7.1%    17.1%      4.2%     5.7%      9.0%    14.8%     10.3%     11.9%       9.1%    12.1%
         --       --      2.2%    10.4%      1.3%     7.5%      3.0%      4.4%       1.2%     5.2%

    $ 9,643   $2,201   $ 6,070   $2,168   $ 8,534   $2,127   $ 3,499    $  600    $ 3,804   $  907
        736      180       552      205       679      185       282        53        309       80
    $ 13.10   $12.21   $ 11.01   $10.56   $ 12.57   $11.52   $ 12.40    $11.23    $ 12.32   $11.28
       7.2%    22.1%      4.3%     5.6%      9.1%    15.2%     10.4%     12.3%       9.2%    12.8%
         --       --      2.1%     7.3%      1.5%     5.9%      3.2%      5.3%       1.0%     2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                           MAINSTAY VP
                                           EAGLE ASSET             MAINSTAY VP
                                            MANAGEMENT             LORD ABBETT            ALGER AMERICAN         COLONIAL SMALL
                                              GROWTH                DEVELOPING                SMALL              CAP VALUE FUND,
                                             EQUITY--                GROWTH--            CAPITALIZATION--       VARIABLE SERIES--
                                          SERVICE CLASS           SERVICE CLASS           CLASS S SHARES             CLASS B
                                        ------------------      ------------------      ------------------      -----------------
                                         2004        2003        2004        2003        2004        2003             2004
                                        -----------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................      $2,041      $  820      $1,949      $  637      $2,923      $  671           $  521
Units Outstanding.................         191          74         161          55         210          55               49
Variable Accumulation Unit
  Value...........................      $10.67      $11.11      $12.11      $11.63      $13.95      $12.16           $10.61
Total Return......................       (3.9%)      11.1%        4.1%       16.3%       14.7%       21.6%             6.1%
Investment Income Ratio...........        0.1%        0.4%          --          --          --          --             5.0%

SERIES II POLICIES (b)
Net Assets........................      $   --      $   --      $    3      $   --      $    7      $   --           $    7
Units Outstanding.................          --          --          --          --           1          --                1
Variable Accumulation Unit
  Value...........................      $10.00      $   --      $10.00      $   --      $10.41      $   --           $10.26
Total Return......................          --          --          --          --        4.1%          --             2.6%
Investment Income Ratio...........          --          --          --          --          --          --             2.4%

SERIES III POLICIES (c)
Net Assets........................      $6,358      $2,737      $4,769      $1,458      $6,286      $1,576           $  304
Units Outstanding.................         598         247         400         127         452         130               29
Variable Accumulation Unit
  Value...........................      $10.63      $11.08      $11.92      $11.47      $13.90      $12.15           $10.57
Total Return......................       (4.1%)      10.8%        3.9%       14.7%       14.4%       21.5%             5.7%
Investment Income Ratio...........          --        0.4%          --          --          --          --             5.7%

SERIES IV POLICIES (d)
Net Assets........................      $5,116      $2,233      $4,310      $1,358      $5,993      $1,594           $  431
Units Outstanding.................         480         201         357         117         432         132               41
Variable Accumulation Unit
  Value...........................      $10.65      $11.09      $12.09      $11.62      $13.88      $12.11           $10.54
Total Return......................       (4.0%)      10.9%        4.1%       16.2%       14.6%       21.1%             5.4%
Investment Income Ratio...........          --        0.3%          --          --          --          --             5.6%

SERIES V POLICIES (e)
Net Assets........................      $  272      $   60      $  170      $   64      $  241      $   22           $   --
Units Outstanding.................          26           6          14           6          18           2               --
Variable Accumulation Unit
  Value...........................      $10.30      $10.77      $11.83      $11.41      $13.65      $11.96           $10.00
Total Return......................       (4.3%)       7.7%        3.6%       14.1%       14.2%       19.6%               --
Investment Income Ratio...........        0.1%        0.5%          --          --          --          --               --

SERIES VI POLICIES (f)
Net Assets........................      $2,723      $1,265      $2,228      $  721      $2,848      $  495           $  286
Units Outstanding.................         257         114         182          61         205          41               27
Variable Accumulation Unit
  Value...........................      $10.59      $11.06      $12.21      $11.77      $13.88      $12.15           $10.54
Total Return......................       (4.2%)      10.6%        3.7%       17.7%       14.3%       21.5%             5.4%
Investment Income Ratio...........        0.1%        0.3%          --          --          --          --             5.6%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      DREYFUS IP                                                                              JANUS ASPEN
      TECHNOLOGY     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP     JANUS ASPEN     SERIES WORLDWIDE
       GROWTH--      CONTRAFUND(R)--  EQUITY-INCOME--     MID CAP--     SERIES BALANCED--      GROWTH--
    SERVICE SHARES   SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
    ---------------  ---------------  ---------------  ---------------  -----------------  -----------------
     2004     2003    2004     2003    2004     2003    2004     2003     2004     2003     2004      2003
    --------------------------------------------------------------------------------------------------------
    $3,225   $1,226  $12,675  $3,715  $10,243  $2,888  $28,222  $2,237  $10,378   $4,308   $3,533    $1,398
       277      104      955     318      810     251    2,037     199      924      410      297       121
    $11.63   $11.77  $ 13.27  $11.69  $ 12.64  $11.53  $ 13.85  $11.27  $ 11.23   $10.52   $11.88    $11.53
     (1.2%)   17.7%    13.6%   16.9%     9.7%   15.3%    22.9%   12.7%     6.8%     5.2%     3.1%     15.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.4%     1.1%      0.9%

    $   --   $   --  $    30  $   --  $    10  $   --  $    88  $    1  $     9   $   --   $   --    $   --
        --       --        3      --        1      --        7      --        1       --       --        --
    $10.00   $   --  $ 10.26  $   --  $ 10.16  $   --  $ 12.48  $10.17  $ 10.23   $   --   $10.00    $   --
        --       --     2.6%      --     1.6%      --    22.7%    1.7%     2.3%       --       --        --
        --       --       --      --       --      --       --      --    28.9%       --       --        --

    $7,184   $2,883  $29,756  $7,143  $23,055  $5,733  $21,172  $1,207  $21,340   $8,228   $7,463    $2,542
       624      247    2,266     616    1,852     504    1,537     107    1,895      779      634       222
    $11.52   $11.67  $ 13.13  $11.59  $ 12.45  $11.37  $ 13.78  $11.23  $ 11.26   $10.57   $11.78    $11.45
     (1.4%)   16.7%    13.3%   15.9%     9.5%   13.7%    22.7%   12.3%     6.6%     5.7%     2.9%     14.5%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     4.1%     1.1%      1.0%

    $5,905   $2,684  $26,881  $5,521  $19,399  $4,827  $14,301  $1,082  $20,968   $7,590   $6,067    $2,226
       512      230    2,004     467    1,542     421    1,020      95    1,869      722      515       195
    $11.54   $11.68  $ 13.41  $11.82  $ 12.58  $11.48  $ 14.02  $11.41  $ 11.22   $10.51   $11.79    $11.44
     (1.2%)   16.8%    13.5%   18.2%     9.6%   14.8%    22.9%   14.1%     6.7%     5.1%     3.0%     14.4%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.6%     1.1%      0.9%

    $  208   $  100  $ 1,800  $  316  $ 2,305  $  823  $ 1,071  $   39  $ 1,132   $  441   $  380    $   22
        18        9      139      28      183      71       81       4      101       42       33         2
    $11.45   $11.64  $ 12.97  $11.48  $ 12.60  $11.54  $ 13.18  $10.77  $ 11.16   $10.50   $11.61    $11.31
     (1.6%)   16.4%    13.0%   14.8%     9.2%   15.4%    22.4%    7.7%     6.3%     5.0%     2.6%     13.1%
        --       --     0.1%      --     0.8%      --       --      --     2.7%     3.4%     1.4%      1.2%

    $2,927   $1,302  $15,263  $2,520  $14,146  $2,977  $ 9,297  $  499  $11,228   $4,069   $2,880    $  983
       255      112    1,174     219    1,131     260      664      44    1,004      387      250        88
    $11.48   $11.65  $ 13.00  $11.49  $ 12.51  $11.44  $ 14.00  $11.43  $ 11.18   $10.51   $11.54    $11.23
     (1.5%)   16.5%    13.2%   14.9%     9.3%   14.4%    22.5%   14.3%     6.4%     5.1%     2.7%     12.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.5%     1.2%      0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                              MFS(R) INVESTORS             MFS(R)                  MFS(R)
                                               TRUST SERIES--        RESEARCH SERIES--       UTILITIES SERIES--
                                               SERVICE CLASS           SERVICE CLASS            SERVICE CLASS
                                             ------------------      ------------------      -------------------
                                              2004        2003        2004        2003        2004         2003
                                             -------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................      $  833      $  135      $  930      $  382      $15,141      $    3
Units Outstanding......................          70          12          74          35        1,092          --
Variable Accumulation Unit Value.......      $11.91      $10.86      $12.56      $11.02      $ 13.86      $10.83
Total Return...........................        9.6%        8.6%       14.0%       10.2%        28.0%        8.3%
Investment Income Ratio................        0.3%          --        0.8%          --           --          --

SERIES II POLICIES (b)
Net Assets.............................      $   --      $   --      $   --      $   --      $   154      $   --
Units Outstanding......................          --          --          --          --           12          --
Variable Accumulation Unit Value.......      $10.00      $   --      $10.00      $   --      $ 12.45      $   --
Total Return...........................          --          --          --          --        24.5%          --
Investment Income Ratio................          --          --          --          --           --          --

SERIES III POLICIES (c)
Net Assets.............................      $  874      $  314      $1,616      $  637      $11,129      $   80
Units Outstanding......................          73          29         130          58          763           7
Variable Accumulation Unit Value.......      $11.96      $10.94      $12.45      $10.95      $ 14.58      $11.41
Total Return...........................        9.4%        9.4%       13.7%        9.5%        27.8%       14.1%
Investment Income Ratio................        0.4%          --        0.8%          --         0.1%          --

SERIES IV POLICIES (d)
Net Assets.............................      $1,095      $  469      $1,604      $  460      $ 6,513      $   63
Units Outstanding......................          91          43         131          43          444           5
Variable Accumulation Unit Value.......      $12.02      $10.97      $12.25      $10.75      $ 14.67      $11.46
Total Return...........................        9.5%        9.7%       13.9%        7.5%        28.0%       14.6%
Investment Income Ratio................        0.4%          --        0.7%          --         0.1%          --

SERIES V POLICIES (e)
Net Assets.............................      $   39      $   13      $   26      $   15      $   417      $   11
Units Outstanding......................           3           1           2           1           28           1
Variable Accumulation Unit Value.......      $11.91      $10.92      $12.54      $11.05      $ 14.66      $11.50
Total Return...........................        9.1%        9.2%       13.4%       10.5%        27.5%       15.0%
Investment Income Ratio................        0.3%          --        0.8%          --         0.2%          --

SERIES VI POLICIES (f)
Net Assets.............................      $  783      $  187      $  856      $  279      $ 6,561      $    1
Units Outstanding......................          66          17          68          25          451          --
Variable Accumulation Unit Value.......      $11.88      $10.88      $12.64      $11.13      $ 14.54      $11.39
Total Return...........................        9.2%        8.8%       13.6%       11.3%        27.6%       13.9%
Investment Income Ratio................        0.3%          --        0.7%          --           --          --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        NEUBERGER                                      VAN KAMPEN UIF       VICTORY VIF
     BERMAN AMT MID-           T. ROWE PRICE              EMERGING          DIVERSIFIED
       CAP GROWTH--            EQUITY INCOME          MARKETS EQUITY--        STOCK--
         CLASS S               PORTFOLIO--II              CLASS II         CLASS A SHARES
    ------------------      -------------------      ------------------    --------------
     2004        2003        2004         2003        2004        2003          2004
    -------------------------------------------------------------------------------------
    $1,365      $    6      $ 9,680      $2,506      $2,225      $  424        $2,061
       109           1          765         224         134          31           184
    $12.48      $10.91      $ 12.66      $11.20      $16.63      $13.71        $11.19
     14.4%        9.1%        13.0%       12.0%       21.3%       37.1%         11.9%
        --          --         1.6%        2.1%        0.7%          --          1.6%

    $    2      $   --      $    16      $   --      $    1      $   --        $   --
        --          --            2          --          --          --            --
    $10.67      $   --      $ 10.33      $   --      $10.67      $   --        $10.00
      6.7%          --         3.3%          --        6.7%          --            --
        --          --         4.8%          --          --          --            --

    $1,635      $  105      $26,791      $5,783      $4,867      $1,422        $1,176
       130          10        2,128         518         305         108           106
    $12.54      $10.98      $ 12.59      $11.16      $15.98      $13.20        $11.08
     14.2%        9.8%        12.8%       11.6%       21.0%       32.0%         10.8%
        --          --         1.6%        2.4%        0.7%          --          1.5%

    $1,505      $  269      $24,618      $5,370      $4,745      $  729        $1,599
       116          24        1,941         478         287          53           147
    $12.95      $11.32      $ 12.68      $11.23      $16.55      $13.65        $10.90
     14.4%       13.2%        13.0%       12.3%       21.2%       36.5%          9.0%
        --          --         1.6%        2.3%        0.7%          --          1.8%

    $  307      $   82      $ 2,966      $  933      $   73      $   --        $   13
        24           7          237          84           6          --             1
    $12.67      $11.12      $ 12.53      $11.13      $12.76      $10.57        $10.85
     13.9%       11.2%        12.5%       11.3%       20.7%        5.7%          8.5%
        --          --         1.6%        2.5%        0.9%          --          2.0%

    $  970      $   56      $15,499      $3,257      $2,312      $  297        $1,007
        76           5        1,233         292         144          22            91
    $12.69      $11.13      $ 12.57      $11.16      $16.01      $13.25        $11.06
     14.0%       11.3%        12.6%       11.6%       20.9%       32.5%         10.6%
        --          --         1.7%        2.4%        0.9%          --          2.2%

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable
Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond - Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return-- Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income & Growth-- Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Small Capitalization--Class O Shares, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I,
T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio-II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                          PROSPECTUS DATED MAY 1, 2005

                                      FOR

                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

    This Prospectus describes the individual flexible premium LifeStages(R) Access Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use the policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

    Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account option and the Investment Divisions listed below.

  -    MainStay VP Balanced--Service Class
  -    MainStay VP Basic Value (formerly MainStay VP
         Dreyfus Large Company Value
  -    MainStay VP Bond
  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Common Stock
  -    MainStay VP Convertible
  -    MainStay VP Developing Growth (formerly
         MainStay VP Lord Abbett Developing Growth)
  -    MainStay VP Floating Rate--Service Class
  -    MainStay VP Government
  -    MainStay VP Growth (formerly MainStay VP Eagle
         Asset Management Growth Equity)
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP Income & Growth (formerly
         MainStay VP American Century Income & Growth)
  -    MainStay VP International Equity
  -    MainStay VP Mid Cap Core
  -    MainStay VP Mid Cap Growth
  -    MainStay VP Mid Cap Value
  -    MainStay VP S&P 500 Index
  -    MainStay VP Small Cap Growth
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    Alger American Small Capitalization
  -    Calvert Social Balanced
  -    Colonial Small Cap Value Fund, Variable Series--
         Class B
  -    Dreyfus IP Technology Growth
  -    Fidelity(R) VIP Contrafund(R)
  -    Fidelity(R) VIP Equity-Income
  -    Fidelity(R) VIP Mid Cap--Service Class 2
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Investors Trust Series
  -    MFS(R) Research Series
  -    MFS(R) Utilities Series--Service Class
  -    Neuberger Berman AMT Mid-Cap Growth--Class S
  -    Royce Micro-Cap Portfolio
  -    Royce Small-Cap Portfolio
  -    T. Rowe Price Equity Income Portfolio
  -    Van Eck Worldwide Hard Assets
  -    Van Kampen UIF Emerging Markets Equity
  -    Victory VIF Diversified Stock--Class A Shares

    SOME INVESTMENT DIVISIONS OFFERED IN POLICIES PRIOR TO NOVEMBER 15, 2004 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

    We do not guarantee the investment performance of these Investment Divisions. Depending on market conditions, you can make or lose money in any of the Investment Divisions.

    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds", each individually a "Fund"). Each Investment Division invests in shares of a corresponding fund portfolio.

    To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address above.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                         PAGE
                                         ----
DEFINITIONS............................    3
TABLE OF FEES AND EXPENSES.............    4
EXAMPLES...............................    9
QUESTIONS AND ANSWERS ABOUT
  LIFESTAGES(R) ACCESS VARIABLE
  ANNUITY..............................   14
  How Do I Contact NYLIAC?.............   16
FINANCIAL STATEMENTS...................   17
CONDENSED FINANCIAL INFORMATION........   18
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   21
  New York Life Insurance and Annuity
     Corporation.......................   21
  The Separate Account.................   21
  The Portfolios.......................   21
  Additions, Deletions or Substitutions
     of Investments....................   23
  Reinvestment.........................   24
THE POLICIES...........................   24
  Selecting the Variable Annuity That's
     Right for You.....................   24
  Qualified and Non-Qualified
     Policies..........................   26
  Policy Application and Premium
     Payments..........................   26
  Payments Returned for Insufficient
     Funds.............................   27
  Your Right to Cancel ("Free Look")...   27
  Issue Ages...........................   27
  Transfers............................   27
     (a) Limits on Transfers...........   28
  Virtual Service Center and
     Interactive Voice Response
     System............................   30
  Dollar Cost Averaging (DCA)
     Program...........................   31
  Automatic Asset Reallocation.........   32
  Accumulation Period..................   32
     (a) Crediting of Premium
          Payments.....................   32
     (b) Valuation of Accumulation
          Units........................   32
  Riders...............................   33
     (a) Enhanced Beneficiary Benefit
         Rider (Optional)..............   33
     (b) Enhanced Spousal Continuance
         Rider (Optional)..............   34
  Policyowner Inquiries................   35
  Records and Reports..................   35

                                         PAGE
                                         ----
CHARGES AND DEDUCTIONS.................   35
  Separate Account Charge..............   35
  Policy Service Charge................   36
  Transfer Fees........................   36
  Group and Sponsored Arrangements.....   36
  Taxes................................   36
  Fund Charges.........................   36
  Enhanced Beneficiary Benefit Rider
     Charge............................   37
DISTRIBUTIONS UNDER THE POLICY.........   37
  Surrenders and Withdrawals...........   37
     (a) Surrenders....................   37
     (b) Partial Withdrawals...........   37
     (c) Periodic Partial
          Withdrawals..................   38
     (d) Hardship Withdrawals..........   38
  Required Minimum Distribution........   38
  Our Right to Cancel..................   38
  Annuity Commencement Date............   38
  Death Before Annuity Commencement....   38
  Income Payments......................   40
     (a) Election of Income Payment
          Options......................   40
     (b) Proof of Survivorship.........   40
  Delay of Payments....................   40
  Designation of Beneficiary...........   41
  Restrictions Under Code Section
     403(b)(11)........................   41
THE FIXED ACCOUNT......................   41
     (a) Interest Crediting............   41
     (b) Transfers to Investment
          Divisions....................   41
     (c) Transfers to Fixed Account....   42
FEDERAL TAX MATTERS....................   42
  Introduction.........................   42
  Taxation of Annuities in General.....   42
  Qualified Policies...................   43
     (a) 403(b) Plans..................   43
     (b) Individual Retirement
          Annuities....................   44
     (c) Roth Individual Retirement
          Annuities....................   44
     (d) Inherited IRAs................   44
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   44
VOTING RIGHTS..........................   45
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   46

     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Surrender Charge                                          None
 (as a % of amount withdrawn)
 Transfer Fee                                              Current: None
                                                           Guaranteed Maximum: $30 per transfer for each transfer
                                                           over 12 in a Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

 -----------------------------------------------------------------------------------------------------------------
                         CHARGE                            AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Annual Policy Service Charge                              $40 per policy for policies with less than $50,000
                                                           Accumulation Value(1)
 Separate Account Annual Expenses                          Current and Guaranteed Maximum: 1.55% (annualized) of
                                                           the daily average Variable Accumulation Value,
                                                           including mortality and expense risk and administrative
                                                           fees.
 Optional Riders
   - Enhanced Beneficiary Benefit Rider Charge             Current: 0.30% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the Policy's
                                                           Accumulation Value, deducted on a quarterly basis.

(1) May be lower in some jurisdictions.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

 ------------------------------------------------------------------------------------
                                                                 MINIMUM     MAXIMUM
 ------------------------------------------------------------------------------------
 For policies purchased on or after November 15, 2004:            0.55%       2.06%
 Expenses that are deducted from the Investment Division
 assets, including management fees, 12b-1 fees,
 administration fees and other expenses as of 12/31/04.
 For policies purchased prior to November 15, 2004: Expenses      0.39%       1.71%
 that are deducted from the Investment Division assets,
 including management fees, 12b-1 fees, administration fees
 and other expenses as of 12/31/04.

(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

  --------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL FUND
                                                        ADVISORY    ADMINISTRATION     12B-1      OTHER       ANNUAL
                         FUND                             FEE            FEE          FEE(A)     EXPENSES   EXPENSE(#)
  --------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced--Service Class                    0.55%          0.20%          0.25%      0.11%(b)    1.11%
  MainStay VP Basic Value*--Service Class                0.60%          0.20%          0.25%      0.16%       1.21%(c)
  MainStay VP Basic Value*--Initial Class                0.60%          0.20%          0.00%      0.16%       0.96%(c)
  MainStay VP Bond--Service Class                        0.25%          0.20%          0.25%      0.09%       0.79%
  MainStay VP Bond--Initial Class                        0.25%          0.20%          0.00%      0.09%       0.54%
  Mainstay VP Capital Appreciation--Service Class        0.36%          0.20%          0.25%      0.09%       0.90%
  Mainstay VP Capital Appreciation--Initial Class        0.36%          0.20%          0.00%      0.09%       0.65%
  MainStay VP Cash Management                            0.25%          0.20%          0.00%      0.10%       0.55%
  MainStay VP Common Stock--Service Class                0.25%          0.20%          0.25%      0.08%       0.78%
  MainStay VP Common Stock--Initial Class                0.25%          0.20%          0.00%      0.08%       0.53%
  MainStay VP Convertible--Service Class                 0.36%          0.20%          0.25%      0.10%       0.91%
  MainStay VP Convertible--Initial Class                 0.36%          0.20%          0.00%      0.10%       0.66%
  MainStay VP Developing Growth**--Service Class         0.60%          0.20%          0.25%      0.28%       1.33%(d)
  MainStay VP Developing Growth**--Initial Class         0.60%          0.20%          0.00%      0.28%       1.08%(d)
  MainStay VP Floating Rate--Service Class               0.40%          0.20%          0.25%      0.19%(b)    1.04%
  MainStay VP Government--Service Class                  0.30%          0.20%          0.25%      0.09%       0.84%
  MainStay VP Government--Initial Class                  0.30%          0.20%          0.00%      0.09%       0.59%
  MainStay VP Growth***--Service Class                   0.50%          0.20%          0.25%      0.15%       1.10%
  MainStay VP Growth***--Initial Class                   0.50%          0.20%          0.00%      0.15%       0.85%
  MainStay VP High Yield Corporate Bond--Service
    Class                                                0.30%          0.20%          0.25%      0.09%       0.84%
  MainStay VP High Yield Corporate Bond--Initial
    Class                                                0.30%          0.20%          0.00%      0.09%       0.59%
  MainStay VP Income & Growth****--Service Class         0.50%          0.20%          0.25%      0.20%       1.15%
  MainStay VP Income & Growth****--Initial Class         0.50%          0.20%          0.00%      0.20%       0.90%
  MainStay VP International Equity--Service Class        0.60%          0.20%          0.25%      0.19%       1.24%
  MainStay VP International Equity--Initial Class        0.60%          0.20%          0.00%      0.19%       0.99%
  MainStay VP Mid Cap Core--Service Class                0.85%(e)       0.00%          0.25%      0.19%       1.29%(f)
  MainStay VP Mid Cap Core--Initial Class                0.85%(e)       0.00%          0.00%      0.19%       1.04%(f)
  MainStay VP Mid Cap Growth--Service Class              0.75%(e)       0.00%          0.25%      0.13%       1.13%(g)
  MainStay VP Mid Cap Growth--Initial Class              0.75%(e)       0.00%          0.00%      0.13%       0.88%(g)
  MainStay VP Mid Cap Value--Service Class               0.70%(e)       0.00%          0.25%      0.11%       1.06%(h)
  MainStay VP Mid Cap Value--Initial Class               0.70%(e)       0.00%          0.00%      0.11%       0.81%(h)

  --------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL FUND
                                                        ADVISORY    ADMINISTRATION     12B-1      OTHER       ANNUAL
                         FUND                             FEE            FEE          FEE(A)     EXPENSES   EXPENSE(#)
  --------------------------------------------------------------------------------------------------------------------
  MainStay VP S&P 500 Index--Service Class               0.10%          0.20%          0.25%      0.09%       0.64%
  MainStay VP S&P 500 Index--Initial Class               0.10%          0.20%          0.00%      0.09%       0.39%
  MainStay VP Small Cap Growth--Service Class            0.90%(e)       0.00%          0.25%      0.14%       1.29%(i)
  MainStay VP Small Cap Growth--Initial Class            0.90%(e)       0.00%          0.00%      0.14%       1.04%(i)
  MainStay VP Total Return--Service Class                0.32%          0.20%          0.25%      0.10%       0.87%
  MainStay VP Total Return--Initial Class                0.32%          0.20%          0.00%      0.10%       0.62%
  MainStay VP Value--Service Class                       0.36%          0.20%          0.25%      0.09%       0.90%
  MainStay VP Value--Initial Class                       0.36%          0.20%          0.00%      0.09%       0.65%
  Alger American Small Capitalization--Class S Shares    0.85%          0.00%          0.25%      0.12%       1.22%
  Alger American Small Capitalization--Class O Shares    0.85%          0.00%          0.00%      0.12%       0.97%
  Calvert Social Balanced                               0.425%         0.275%          0.00%      0.21%       0.91%
  Colonial Small Cap Value Fund, Variable
    Series--Class B                                      0.80%          0.00%          0.25%      0.17%       1.22%(j)
  Dreyfus IP Technology Growth--Service Shares           0.75%          0.00%          0.25%      0.10%       1.10%
  Dreyfus IP Technology Growth--Initial Shares           0.75%          0.00%          0.00%      0.10%       0.85%
  Fidelity(R) VIP Contrafund(R)--Service Class 2         0.57%          0.00%          0.25%      0.11%       0.93%(k)
  Fidelity(R) VIP Contrafund(R)--Initial Class           0.57%          0.00%          0.00%      0.11%       0.68%(k)
  Fidelity(R) VIP Equity-Income--Service Class 2         0.47%          0.00%          0.25%      0.11%       0.83%(l)
  Fidelity(R) VIP Equity-Income--Initial Class           0.47%          0.00%          0.00%      0.11%       0.58%(l)
  Fidelity(R) VIP Mid Cap--Service Class 2               0.57%          0.00%          0.25%      0.14%       0.96%(m)
  Janus Aspen Series Balanced--Service Shares            0.55%          0.00%          0.25%      0.01%       0.81%(n)
  Janus Aspen Series Balanced--Institutional Shares      0.55%          0.00%          0.00%      0.01%       0.56%(n)
  Janus Aspen Series Worldwide Growth--Service Shares    0.60%          0.00%          0.25%      0.03%       0.88%(n)
  Janus Aspen Series Worldwide Growth--Institutional
    Shares                                               0.60%          0.00%          0.00%      0.03%       0.63%(n)
  MFS(R) Investors Trust Series--Service Class           0.75%          0.00%          0.25%      0.11%       1.11%(o)
  MFS(R) Investors Trust Series--Initial Class           0.75%          0.00%          0.00%      0.11%       0.86%(o)
  MFS(R) Research Series--Service Class                  0.75%          0.00%          0.25%      0.13%       1.13%(o)
  MFS(R) Research Series--Initial Class                  0.75%          0.00%          0.00%      0.13%       0.88%(o)
  MFS(R) Utilities Series--Service Class                 0.75%          0.00%          0.25%      0.14%       1.14%(o)
  Neuberger Berman AMT Mid-Cap Growth--Class S           0.84%          0.00%          0.25%      0.08%       1.17%(p)
  Royce Micro-Cap Portfolio                              1.25%          0.00%          0.00%      0.09%       1.34%
  Royce Small-Cap Portfolio                              1.00%          0.00%          0.00%      0.14%       1.14%

  --------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL FUND
                                                        ADVISORY    ADMINISTRATION     12B-1      OTHER       ANNUAL
                         FUND                             FEE            FEE          FEE(A)     EXPENSES   EXPENSE(#)
  --------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Portfolio--II              0.85%          0.00%          0.25%      0.00%       1.10%(q)
  T. Rowe Price Equity Income Portfolio                  0.85%          0.00%          0.00%      0.00%       0.85%(q)
  Van Eck Worldwide Hard Assets                          1.00%          0.00%          0.00%      0.20%       1.20%
  Van Kampen UIF Emerging Markets Equity--Class II       1.25%          0.00%          0.35%      0.46%       2.06%(s)
  Van Kampen UIF Emerging Markets Equity--Class I        1.25%          0.00%          0.00%      0.46%       1.71%(r)
  Victory VIF Diversified Stock--Class A Shares          0.30%          0.00%          0.25%      0.86%       1.41%(t)

   * Formerly MainStay VP Dreyfus Large Company Value

  ** Formerly MainStay VP Lord Abbett Developing Growth

 *** Formerly Mainstay VP Eagle Asset Management Growth Equity

**** Formerly MainStay VP American Century Income & Growth

 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (b) The Portfolio's Other Expenses are based upon estimates of the expenses that the Portfolio will incur for the current fiscal year.

 (c) NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2004, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.91% for Initial Class Shares and 1.16% for Service Class Shares. This waiver may be discontinued at any time without notice.

 (d) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.15% of average daily net assets for Initial Class Shares or 1.40% of average daily net assets for Service Class Shares. These waivers and/or reimbursements may be discontinued at any time without notice.

 (e) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.

 (f) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.98% of average daily net assets for Initial Class Shares and 1.23% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (g) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.97% of average daily net assets for Initial Class Shares and 1.22% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.


 (h) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.89% of average daily net assets for Initial Class Shares and 1.14% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.


 (i) Effective January 1, 2005, the Portfolio's Management Fee was reduced from 1.00% to 0.90%. NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.95% of average daily net assets for Initial Class Shares and 1.20% of average daily net assets for Service Class Shares. If NYLIM's waivers and/or reimbursements had been in effect for the year ending December 31, 2004, the Management Fee paid by the Portfolio would have been 0.81% and Total Portfolio Operating Expenses for the Portfolio would have been 0.95% for Initial Class Shares and 1.20% for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (j) The Fund's adviser and distributor have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver and reimbursement were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the adviser or distributor at any time.

 (k) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.66% for Initial Class and 0.91% for Service Class 2. These offsets may be discontinued at any time.

 (l) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for the Initial Class and 0.82% for Service Class 2. These offsets may be discontinued at any time.

 (m) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Service Class 2. These offsets may be discontinued at any time.

 (n) All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolio's management fees, effective July 1, 2004.

 (o) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.85% for Investors Trust Series, Initial Class and 1.10% for Service Class; 0.87% for Research Series, Initial Class and 1.12% for Service Class; and 1.13% for Utilities Series, Service Class.

 (p) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid-Cap Growth (Class S) Portfolios. The expense limitation arrangements for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

 (q) The portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on portfolio average daily net assets and is calculated and accrued daily.

 (r) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares.

 (s) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The Portfolio distributor has also voluntarily agreed to waive a portion of its 12b-1 fee for Class II shares.

 (t) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.34%. This voluntary waiver/reimbursement may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

EXAMPLES

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, contract owner transaction expenses, contract fees, Separate Account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $50,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

     FOR POLICIES PURCHASED ON OR AFTER NOVEMBER 15, 2004

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..........................................  $289.01   $  885.46   $1,507.34   $3,180.56
with EBB Rider..............................................  $319.70   $  976.49   $1,657.18   $3,469.22
MAINSTAY VP BASIC VALUE--SERVICE CLASS
without any Riders..........................................  $299.25   $  915.88   $1,557.53   $3,277.80
with EBB Rider..............................................  $329.90   $1,006.63   $1,706.57   $3,563.31
MAINSTAY VP BOND--SERVICE CLASS
without any Riders..........................................  $256.27   $  787.69   $1,345.33   $2,862.81
with EBB Rider..............................................  $287.05   $  879.61   $1,497.67   $3,161.75
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders..........................................  $267.53   $  821.38   $1,401.27   $2,973.16
with EBB Rider..............................................  $298.27   $  912.99   $1,552.75   $3,268.57
MAINSTAY VP CASH MANAGEMENT
without any Riders..........................................  $231.71   $  713.93   $1,222.38   $2,617.79
with EBB Rider..............................................  $262.56   $  806.53   $1,376.63   $2,924.66
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders..........................................  $255.25   $  784.63   $1,340.24   $2,852.71
with EBB Rider..............................................  $286.03   $  876.58   $1,492.67   $3,152.00
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders..........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider..............................................  $299.29   $  916.01   $1,557.73   $3,278.20
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders..........................................  $311.53   $  952.30   $1,617.46   $3,393.22
with EBB Rider..............................................  $342.14   $1,042.71   $1,765.58   $3,675.00
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..........................................  $281.86   $  864.14   $1,472.10   $3,111.91
with EBB Rider..............................................  $312.56   $  955.35   $1,622.48   $3,402.82
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders..........................................  $261.39   $  803.02   $1,370.80   $2,913.14
with EBB Rider..............................................  $292.15   $  894.79   $1,522.75   $3,210.45
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders..........................................  $288.00   $  882.41   $1,502.31   $3,170.77
with EBB Rider..............................................  $318.68   $  973.47   $1,652.22   $3,459.76
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders..........................................  $261.39   $  803.02   $1,370.80   $2,913.14
with EBB Rider..............................................  $292.15   $  894.79   $1,522.75   $3,210.45
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders..........................................  $293.11   $  897.64   $1,527.44   $3,219.57
with EBB Rider..............................................  $323.78   $  988.55   $1,676.96   $3,506.98
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders..........................................  $302.32   $  925.00   $1,572.55   $3,306.80
with EBB Rider..............................................  $332.96   $1,015.66   $1,721.36   $3,591.36
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders..........................................  $307.43   $  940.18   $1,597.53   $3,354.91
with EBB Rider..............................................  $338.06   $1,030.69   $1,745.93   $3,637.90

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders..........................................  $291.06   $  891.55   $1,517.40   $3,200.09
with EBB Rider..............................................  $321.74   $  982.52   $1,667.07   $3,488.12
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders..........................................  $283.90   $  870.23   $1,482.19   $3,131.58
with EBB Rider..............................................  $314.60   $  961.39   $1,632.39   $3,421.82
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders..........................................  $240.92   $  741.64   $1,268.65   $2,710.36
with EBB Rider..............................................  $271.75   $  833.98   $1,422.18   $3,014.23
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders..........................................  $307.43   $  940.18   $1,597.53   $3,354.91
with EBB Rider..............................................  $338.06   $1,030.69   $1,745.93   $3,637.90
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders..........................................  $264.45   $  812.19   $1,386.03   $2,943.19
with EBB Rider..............................................  $295.21   $  903.88   $1,537.74   $3,239.53
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders..........................................  $267.53   $  821.38   $1,401.27   $2,973.16
with EBB Rider..............................................  $298.27   $  912.99   $1,552.75   $3,268.57
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders..........................................  $300.28   $  918.93   $1,562.55   $3,287.48
with EBB Rider..............................................  $330.92   $1,009.65   $1,711.51   $3,572.67
CALVERT SOCIAL BALANCED
without any Riders..........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider..............................................  $299.29   $  916.01   $1,557.73   $3,278.20
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders..........................................  $300.28   $  918.93   $1,562.55   $3,287.48
with EBB Rider..............................................  $330.92   $1,009.65   $1,711.51   $3,572.67
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders..........................................  $288.00   $  882.41   $1,502.31   $3,170.77
with EBB Rider..............................................  $318.68   $  973.47   $1,652.22   $3,459.76
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders..........................................  $270.59   $  830.55   $1,416.48   $3,003.07
with EBB Rider..............................................  $301.33   $  922.07   $1,567.71   $3,297.48
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders..........................................  $260.36   $  799.95   $1,365.71   $2,903.07
with EBB Rider..............................................  $291.13   $  891.76   $1,517.74   $3,200.72
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..........................................  $273.67   $  839.72   $1,431.68   $3,032.87
with EBB Rider..............................................  $304.40   $  931.16   $1,582.68   $3,326.33
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders..........................................  $258.31   $  793.82   $1,355.53   $2,882.96
with EBB Rider..............................................  $289.09   $  885.68   $1,507.70   $3,181.25
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders..........................................  $265.48   $  815.26   $1,391.13   $2,953.20
with EBB Rider..............................................  $296.23   $  906.92   $1,542.76   $3,249.24
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders..........................................  $289.01   $  885.46   $1,507.34   $3,180.56
with EBB Rider..............................................  $319.70   $  976.49   $1,657.18   $3,469.22
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders..........................................  $291.06   $  891.55   $1,517.40   $3,200.09
with EBB Rider..............................................  $321.74   $  982.52   $1,667.07   $3,488.12
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders..........................................  $292.09   $  894.60   $1,522.43   $3,209.85
with EBB Rider..............................................  $322.76   $  985.54   $1,672.02   $3,497.56
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders..........................................  $295.15   $  903.72   $1,537.49   $3,239.03
with EBB Rider..............................................  $325.82   $  994.58   $1,686.84   $3,525.79
ROYCE MICRO-CAP PORTFOLIO
without any Riders..........................................  $312.56   $  955.34   $1,622.46   $3,402.77
with EBB Rider..............................................  $343.17   $1,045.72   $1,770.48   $3,684.23

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
ROYCE SMALL-CAP PORTFOLIO
without any Riders..........................................  $292.09   $  894.60   $1,522.43   $3,209.85
with EBB Rider..............................................  $322.76   $  985.54   $1,672.02   $3,497.56
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders..........................................  $288.00   $  882.41   $1,502.31   $3,170.77
with EBB Rider..............................................  $318.68   $  973.47   $1,652.22   $3,459.76
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..........................................  $298.23   $  912.84   $1,552.51   $3,268.11
with EBB Rider..............................................  $328.88   $1,003.62   $1,701.64   $3,553.94
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders..........................................  $386.24   $1,171.93   $1,975.60   $4,066.17
with EBB Rider..............................................  $416.63   $1,260.32   $2,118.15   $4,326.09
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..........................................  $355.54   $1,082.09   $1,829.78   $3,795.60
with EBB Rider..............................................  $386.02   $1,171.29   $1,974.58   $4,064.29

     FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders..........................................  $289.01   $  885.46   $1,507.34   $3,180.56
with EBB Rider..............................................  $319.70   $  976.49   $1,657.18   $3,469.22
MAINSTAY VP BASIC VALUE--INITIAL CLASS
without any Riders..........................................  $273.67   $  839.72   $1,431.68   $3,032.87
with EBB Rider..............................................  $304.40   $  931.16   $1,582.68   $3,326.33
MAINSTAY VP BOND--INITIAL CLASS
without any Riders..........................................  $230.69   $  710.85   $1,217.23   $2,607.44
with EBB Rider..............................................  $261.54   $  803.48   $1,371.57   $2,914.65
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders..........................................  $241.94   $  744.71   $1,273.76   $2,720.59
with EBB Rider..............................................  $272.76   $  837.01   $1,427.21   $3,024.13
MAINSTAY VP CASH MANAGEMENT
without any Riders..........................................  $231.71   $  713.93   $1,222.38   $2,617.79
with EBB Rider..............................................  $262.56   $  806.53   $1,376.63   $2,924.66
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders..........................................  $229.66   $  707.76   $1,212.08   $2,597.11
with EBB Rider..............................................  $260.52   $  800.42   $1,366.50   $2,904.65
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders..........................................  $242.97   $  747.79   $1,278.90   $2,730.81
with EBB Rider..............................................  $273.79   $  840.08   $1,432.27   $3,034.04
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders..........................................  $285.95   $  876.33   $1,492.26   $3,151.21
with EBB Rider..............................................  $316.64   $  967.43   $1,642.32   $3,440.82
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders..........................................  $281.86   $  864.14   $1,472.10   $3,111.91
with EBB Rider..............................................  $312.56   $  955.35   $1,622.48   $3,402.82
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders..........................................  $235.80   $  726.25   $1,242.97   $2,659.03
with EBB Rider..............................................  $266.64   $  818.74   $1,396.90   $2,964.57
MAINSTAY VP GROWTH--INITIAL CLASS
without any Riders..........................................  $262.41   $  806.07   $1,375.87   $2,923.16
with EBB Rider..............................................  $293.17   $  897.82   $1,527.74   $3,220.15
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders..........................................  $235.80   $  726.25   $1,242.97   $2,659.03
with EBB Rider..............................................  $266.64   $  818.74   $1,396.90   $2,964.57
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without any Riders..........................................  $267.53   $  821.38   $1,401.27   $2,973.16
with EBB Rider..............................................  $298.27   $  912.99   $1,552.75   $3,268.57
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders..........................................  $276.73   $  848.88   $1,446.85   $3,062.58
with EBB Rider..............................................  $307.45   $  940.23   $1,597.61   $3,355.05

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
MAINSTAY VP MID CAP CORE--INITIAL CLASS
without any Riders..........................................  $281.86   $  864.14   $1,472.10   $3,111.91
with EBB Rider..............................................  $312.56   $  955.35   $1,622.48   $3,402.82
MAINSTAY VP MID CAP GROWTH--INITIAL CLASS
without any Riders..........................................  $265.48   $  815.26   $1,391.13   $2,953.20
with EBB Rider..............................................  $296.23   $  906.92   $1,542.76   $3,249.24
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders..........................................  $258.31   $  793.82   $1,355.53   $2,882.96
with EBB Rider..............................................  $289.09   $  885.68   $1,507.70   $3,181.25
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders..........................................  $215.33   $  664.56   $1,139.73   $2,451.17
with EBB Rider..............................................  $246.24   $  757.61   $1,295.28   $2,763.44
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders..........................................  $281.86   $  864.14   $1,472.10   $3,111.91
with EBB Rider..............................................  $312.56   $  955.35   $1,622.48   $3,402.82
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders..........................................  $238.87   $  735.48   $1,258.37   $2,689.85
with EBB Rider..............................................  $269.71   $  827.89   $1,412.08   $2,994.40
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders..........................................  $241.94   $  744.71   $1,273.76   $2,720.59
with EBB Rider..............................................  $272.76   $  837.01   $1,427.21   $3,024.13
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without any Riders..........................................  $274.69   $  842.77   $1,436.74   $3,042.80
with EBB Rider..............................................  $305.41   $  934.18   $1,587.66   $3,335.92
CALVERT SOCIAL BALANCED
without any Riders..........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider..............................................  $299.29   $  916.01   $1,557.73   $3,278.20
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders..........................................  $300.28   $  918.93   $1,562.55   $3,287.48
with EBB Rider..............................................  $330.92   $1,009.65   $1,711.51   $3,572.67
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders..........................................  $262.41   $  806.07   $1,375.87   $2,923.16
with EBB Rider..............................................  $293.17   $  897.82   $1,527.74   $3,220.15
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders..........................................  $245.01   $  753.93   $1,289.14   $2,751.22
with EBB Rider..............................................  $275.83   $  846.17   $1,442.35   $3,053.79
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders..........................................  $234.78   $  723.18   $1,237.82   $2,648.73
with EBB Rider..............................................  $265.63   $  815.69   $1,391.84   $2,954.60
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders..........................................  $273.67   $  839.72   $1,431.68   $3,032.87
with EBB Rider..............................................  $304.40   $  931.16   $1,582.68   $3,326.33
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders..........................................  $232.73   $  717.02   $1,227.54   $2,628.11
with EBB Rider..............................................  $263.59   $  809.59   $1,381.71   $2,934.66
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders..........................................  $239.89   $  738.56   $1,263.50   $2,700.10
with EBB Rider..............................................  $270.72   $  830.92   $1,417.11   $3,004.32
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders..........................................  $263.43   $  809.14   $1,380.96   $2,933.18
with EBB Rider..............................................  $294.19   $  900.86   $1,532.76   $3,229.85
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders..........................................  $265.48   $  815.26   $1,391.13   $2,953.20
with EBB Rider..............................................  $296.23   $  906.92   $1,542.76   $3,249.24
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders..........................................  $292.09   $  894.60   $1,522.43   $3,209.85
with EBB Rider..............................................  $322.76   $  985.54   $1,672.02   $3,497.56
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders..........................................  $295.15   $  903.72   $1,537.49   $3,239.03
with EBB Rider..............................................  $325.82   $  994.58   $1,686.84   $3,525.79

INVESTMENT DIVISION                                            1 YR       3 YR        5 YR        10 YR
-------------------                                           -------   ---------   ---------   ---------
ROYCE MICRO-CAP PORTFOLIO
without any Riders..........................................  $312.56   $  955.34   $1,622.46   $3,402.77
with EBB Rider..............................................  $343.17   $1,045.72   $1,770.48   $3,684.23
ROYCE SMALL-CAP PORTFOLIO
without any Riders..........................................  $292.09   $  894.60   $1,522.43   $3,209.85
with EBB Rider..............................................  $322.76   $  985.54   $1,672.02   $3,497.56
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders..........................................  $262.41   $  806.07   $1,375.87   $2,923.16
with EBB Rider..............................................  $293.17   $  897.82   $1,527.74   $3,220.15
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..........................................  $298.23   $  912.84   $1,552.51   $3,268.11
with EBB Rider..............................................  $328.88   $1,003.62   $1,701.64   $3,553.94
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders..........................................  $350.42   $1,067.05   $1,805.29   $3,749.68
with EBB Rider..............................................  $380.91   $1,156.41   $1,950.47   $4,019.88
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders..........................................  $355.54   $1,082.09   $1,829.78   $3,795.60
with EBB Rider..............................................  $386.02   $1,171.29   $1,974.58   $4,064.29

       QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS LIFESTAGES(R) ACCESS VARIABLE ANNUITY?

     A LifeStages(R) Access Variable Annuity is a flexible premium deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to 40 Investment Divisions of the Separate Account as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

        SEPARATE ACCOUNT

             The Separate Account currently consists of 74 investment divisions 40 of which are available under this product. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account, to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period. For policies issued on or after the date of this Prospectus, the maximum amount that may be transferred into the Fixed Account in a Policy Year from the Investment Divisions is described in the Policy Data Page.

     You can make unlimited transfers each Policy Year. We reserve the right to charge up to $30 for each transfer after the first 12 in a given policy year. (See "THE POLICIES--Transfers.") In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options. (See "THE POLICIES--Dollar Cost Averaging and Automatic Asset Reallocation.")

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a $40 policy service charge (may be lower in some jurisdictions) on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge, on an annual basis, is 1.55% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Separate Account Charge.")

     We do not impose any surrender charge on withdrawals or surrenders of the policies.

     If you elect the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value each applicable quarter. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     The value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $10,000 for Non-Qualified Policies. You can make additional premium payments of at least $1,000 or such lower amount as We may permit at any time. FOR POLICIES ISSUED PRIOR TO NOVEMBER 15, 2004, ADDITIONAL PREMIUM PAYMENTS ARE NOT PERMITTED. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions and/or Fixed Account which you selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment and thereafter maintain the Accumulation Value in up to 40 Investment Divisions plus the Fixed Account at any one time. (See "THE POLICIES--Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Allocation Alternatives to which you allocate your Accumulation Value. FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM PERCENTAGE OF ANY ONE PREMIUM PAYMENT THAT CAN BE ALLOCATED TO THE FIXED ACCOUNT IS DESCRIBED IN THE POLICY DATA PAGE.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate your policy subject to applicable state law. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. You may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income--Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary under the policy an amount equal to the greater of:

        (a) the Accumulation Value,

        (b) the sum of all premium payments made, less any partial withdrawals, less any rider charges, or

        (c) the "reset value" (as described in "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement Date") plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" and rider charges made since the most recent "Reset Anniversary."

     If the Beneficiary is the spouse of the Annuitant and owner, see Question
11. (See "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EEB and ESC Riders for details.

12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel the policy by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date We receive the policy without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or
(ii) the Accumulation Value on the date We receive the policy, without any deduction for premium taxes. We will set forth the provision in your policy.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

15. HOW DO I CONTACT NYLIAC?

                  GENERAL INQUIRIES AND WRITTEN REQUESTS   PREMIUM PAYMENTS
                  ---------------------------------------  ---------------------------------------
REGULAR MAIL      NYLIAC Variable Products Service Center  NYLIAC
                  Madison Square Station                   75 Remittance Drive
                  P.O. Box 922                             Suite 3021
                  New York, NY 10159                       Chicago, IL 60675-3021
EXPRESS MAIL      NYLIAC Variable Products Service Center  NYLIAC, Suite 3021
                  51 Madison Avenue                        c/o The Northern Trust Bank
                  Room 651                                 350 North Orleans St.
                  New York, NY 10010                       Receipt & Dispatch, 8th Floor
                                                           Chicago, IL 60654
CUSTOMER SERVICE  (800) 598-2019
AND UNIT VALUES

     You may send service requests to Us at the Variable Products Service Center ("VPSC") addresses listed above. In addition, as described below, you can contact Us through the Internet at Our Virtual Service Center ("VSC") and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See "VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM.") Faxed requests are not acceptable and will not be honored at anytime. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

                              FINANCIAL STATEMENTS

     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004, (including the report of independent auditors), and the Separate Account statement of assets and liabilities as of December 31, 2004, and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in the Financial Statements, (including the report of independent auditors) are included in the SAI. The independent accountants are PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017.

                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1, except where indicated.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES PRIOR TO NOVEMBER 15, 2004 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                               MAINSTAY VP                                                 MAINSTAY VP
                              BASIC VALUE--                                                  BOND--
                              SERVICE CLASS    MAINSTAY VP BASIC VALUE-- INITIAL CLASS    SERVICE CLASS
                              -------------   -----------------------------------------   -------------
                                  2004         2004     2003    2002     2001    2000*        2004
                              -------------   ------   ------   -----   ------   ------   -------------
Accumulation Unit value
 (beginning of period)......     $10.00       $ 9.43   $ 7.49   $9.86   $10.49   $10.00      $10.00
Accumulation Unit value
 (end of period)............     $10.00       $10.34   $ 9.43   $7.49   $ 9.86   $10.49      $10.02
Number of units outstanding
 (in 000s) (end of
 period)....................          0           38       40      41       34       17           1


                                   MAINSTAY VP BOND-- INITIAL CLASS
                              ------------------------------------------
                               2004     2003     2002     2001    2000*
                              ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $12.68   $12.32   $11.43   $10.62   $10.00
Accumulation Unit value
 (end of period)............  $13.00   $12.68   $12.32   $11.43   $10.62
Number of units outstanding
 (in 000s) (end of
 period)....................      96      121      170       96       16

                               MAINSTAY VP
                                 CAPITAL
                              APPRECIATION--     MAINSTAY VP CAPITAL APPRECIATION--
                              SERVICE CLASS                INITIAL CLASS                        MAINSTAY VP CASH MANAGEMENT
                              --------------   --------------------------------------   --------------------------------------------
                                   2004        2004    2003    2002    2001    2000*     2004     2003     2002      2001     2000*
                              --------------   -----   -----   -----   -----   ------   ------   ------   -------   -------   ------
Accumulation Unit value
 (beginning of period)......      $10.00       $6.11   $4.88   $7.17   $9.48   $10.00   $ 1.04   $ 1.05   $  1.05   $  1.03   $ 1.00
Accumulation Unit value
 (end of period)............      $10.31       $6.26   $6.11   $4.88   $7.17   $ 9.48   $ 1.03   $ 1.04   $  1.05   $  1.05   $ 1.03
Number of units outstanding
 (in 000s) (end of
 period)....................           1         138     160     174     186      123    3,618    3,657    25,991    15,454    4,074

                               MAINSTAY VP
                                 COMMON                                                 MAINSTAY VP
                                 STOCK--            MAINSTAY VP COMMON STOCK--         CONVERTIBLE--
                              SERVICE CLASS               INITIAL CLASS                SERVICE CLASS
                              -------------   --------------------------------------   -------------
                                  2004        2004    2003    2002    2001    2000*        2004
                              -------------   -----   -----   -----   -----   ------   -------------
Accumulation Unit value
 (beginning of period)......     $10.00       $7.10   $5.71   $7.65   $9.37   $10.00      $10.00
Accumulation Unit value
 (end of period)............     $10.00       $7.75   $7.10   $5.71   $7.65   $ 9.37      $10.11
Number of units outstanding
 (in 000s) (end of
 period)....................          0         137     152     219     230      139           2


                                MAINSTAY VP CONVERTIBLE-- INITIAL CLASS
                              -------------------------------------------
                               2004     2003     2002     2001     2000*
                              ------   ------   ------   ------   -------
Accumulation Unit value
 (beginning of period)......  $9.50    $7.89    $8.71    $9.04    $10.00
Accumulation Unit value
 (end of period)............  $9.93    $9.50    $7.89    $8.71    $ 9.04
Number of units outstanding
 (in 000s) (end of
 period)....................    153      168      209      199       150

                               MAINSTAY VP
                               DEVELOPING                                               MAINSTAY VP
                                GROWTH--         MAINSTAY VP DEVELOPING GROWTH--       GOVERNMENT--
                              SERVICE CLASS               INITIAL CLASS                SERVICE CLASS
                              -------------   --------------------------------------   -------------
                                  2004        2004    2003    2002    2001    2000*        2004
                              -------------   -----   -----   -----   -----   ------   -------------
Accumulation Unit value
 (beginning of period)......     $10.00       $7.95   $5.83   $8.33   $9.13   $10.00      $10.00
Accumulation Unit value
 (end of period)............     $10.00       $8.28   $7.95   $5.83   $8.33   $ 9.13      $10.01
Number of units outstanding
 (in 000s) (end of
 period)....................          0          21      28      19       6        9           0


                                MAINSTAY VP GOVERNMENT-- INITIAL CLASS
                              ------------------------------------------
                               2004     2003     2002     2001    2000*
                              ------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)......  $12.07   $12.04   $11.13   $10.60   $10.00
Accumulation Unit value
 (end of period)............  $12.28   $12.07   $12.04   $11.13   $10.60
Number of units outstanding
 (in 000s) (end of
 period)....................     117      162      287      128       27

                                                                                         MAINSTAY VP
                               MAINSTAY VP                                                HIGH YIELD
                                GROWTH--                                               CORPORATE BOND--
                              SERVICE CLASS     MAINSTAY VP GROWTH-- INITIAL CLASS      SERVICE CLASS
                              -------------   --------------------------------------   ----------------
                                  2004        2004    2003    2002    2001    2000*          2004
                              -------------   -----   -----   -----   -----   ------   ----------------
Accumulation Unit value
 (beginning of period)......     $10.00       $6.96   $5.52   $7.81   $9.51   $10.00        $10.00
Accumulation Unit value
 (end of period)............     $10.00       $6.70   $6.96   $5.52   $7.81   $ 9.51        $10.18
Number of units outstanding
 (in 000s) (end of
 period)....................          0          71      91      87      69       55             6


                                  MAINSTAY VP HIGH YIELD CORPORATE
                                        BOND-- INITIAL CLASS
                              ----------------------------------------
                               2004     2003    2002    2001    2000*
                              ------   ------   -----   -----   ------
Accumulation Unit value
 (beginning of period)......  $12.95   $ 9.65   $9.60   $9.29   $10.00
Accumulation Unit value
 (end of period)............  $14.38   $12.95   $9.65   $9.60   $ 9.29
Number of units outstanding
 (in 000s) (end of
 period)....................     396      375     255     149       85

------------
 *   The policies were first offered on March 13, 2000.

                                                                                                  MAINSTAY VP
                                       MAINSTAY VP                                               INTERNATIONAL
                                    INCOME & GROWTH--      MAINSTAY VP INCOME AND GROWTH--         EQUITY--
                                      SERVICE CLASS                 INITIAL CLASS                SERVICE CLASS
                                    -----------------   --------------------------------------   -------------
                                          2004          2004    2003    2002    2001    2000*        2004
                                    -----------------   -----   -----   -----   -----   ------   -------------
Accumulation Unit value
 (beginning of period)............       $10.00         $8.33   $6.57   $8.29   $9.21   $10.00      $10.00
Accumulation Unit value
 (end of period)..................       $10.14         $9.24   $8.33   $6.57   $8.29   $ 9.21      $10.19
Number of units outstanding
 (in 000s) (end of period)........            1            34      37      32       9       17           1


                                      MAINSTAY VP INTERNATIONAL EQUITY--
                                                 INITIAL CLASS
                                    ---------------------------------------
                                     2004    2003    2002    2001    2000*
                                    ------   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)............  $ 9.54   $7.45   $7.92   $9.35   $10.00
Accumulation Unit value
 (end of period)..................  $11.02   $9.54   $7.45   $7.92   $ 9.35
Number of units outstanding
 (in 000s) (end of period)........      52      45      34      32       18

                                     MAINSTAY VP                                          MAINSTAY VP
                                       MID CAP                                              MID CAP
                                       CORE--           MAINSTAY VP MID CAP CORE--         GROWTH--
                                    SERVICE CLASS             INITIAL CLASS              SERVICE CLASS
                                    -------------   ----------------------------------   -------------
                                        2004         2004     2003     2002    2001(A)       2004
                                    -------------   ------   ------   ------   -------   -------------
Accumulation Unit value
 (beginning of period)............     $10.00       $11.57   $ 8.67   $10.00   $10.00       $10.00
Accumulation Unit value
 (end of period)..................     $10.19       $13.93   $11.57   $ 8.67   $10.00       $10.24
Number of units outstanding
 (in 000s) (end of period)........          1           11       15        8        0            1


                                      MAINSTAY VP MID CAP GROWTH--
                                              INITIAL CLASS
                                    ---------------------------------
                                     2004     2003     2002     2001
                                    ------   ------   ------   ------
Accumulation Unit value
 (beginning of period)............  $11.68   $ 8.19   $11.65   $10.00
Accumulation Unit value
 (end of period)..................  $14.10   $11.68   $ 8.19   $11.65
Number of units outstanding
 (in 000s) (end of period)........      21       17       17        5

                                  MAINSTAY VP                                         MAINSTAY VP
                                    MID CAP                                             S&P 500
                                    VALUE--         MAINSTAY VP MID CAP VALUE--         INDEX--
                                 SERVICE CLASS             INITIAL CLASS             SERVICE CLASS
                                 -------------   ---------------------------------   -------------
                                     2004         2004     2003    2002    2001(A)       2004
                                 -------------   ------   ------   -----   -------   -------------
Accumulation Unit value
 (beginning of period).........     $10.00       $10.45   $ 8.23   $9.78   $10.00       $10.00
Accumulation Unit value
 (end of period)...............     $10.29       $12.10   $10.45   $8.23   $ 9.78       $10.25
Number of units outstanding
 (in 000s) (end of period).....          3           67       65      67       11            2


                                      MAINSTAY VP S&P 500 INDEX--
                                             INITIAL CLASS
                                 --------------------------------------
                                 2004    2003    2002    2001    2000*
                                 -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period).........  $7.87   $6.23   $8.14   $9.40   $10.00
Accumulation Unit value
 (end of period)...............  $8.56   $7.87   $6.23   $8.14   $ 9.40
Number of units outstanding
 (in 000s) (end of period).....    210     227     250     224      135

                                     MAINSTAY VP
                                      SMALL CAP                                         MAINSTAY VP
                                      GROWTH--           MAINSTAY VP SMALL CAP         TOTAL RETURN--
                                    SERVICE CLASS        GROWTH-- INITIAL CLASS        SERVICE CLASS
                                    -------------   --------------------------------   --------------
                                        2004         2004    2003    2002    2001(A)        2004
                                    -------------   ------   -----   -----   -------   --------------
Accumulation Unit value
 (beginning of period)............      $10.00      $ 9.86   $7.07   $9.76   $10.00        $10.00
Accumulation Unit value
 (end of period)..................      $10.30      $10.63   $9.86   $7.07   $ 9.76        $10.11
Number of units outstanding
 (in 000s) (end of period)........           1          42      43      38       28             0


                                     MAINSTAY VP TOTAL RETURN-- INITIAL CLASS
                                    -------------------------------------------
                                     2004     2003     2002     2001     2000*
                                    ------   ------   ------   ------   -------
Accumulation Unit value
 (beginning of period)............  $7.83    $6.64    $8.09    $9.20    $10.00
Accumulation Unit value
 (end of period)..................  $8.20    $7.83    $6.64    $8.09    $ 9.20
Number of units outstanding
 (in 000s) (end of period)........     88      242      278      302       297

                                                                                                  ALGER AMERICAN
                                     MAINSTAY VP                                                      SMALL
                                       VALUE--                                                   CAPITALIZATION--
                                    SERVICE CLASS       MAINSTAY VP VALUE-- INITIAL CLASS         CLASS S SHARES
                                    -------------   ------------------------------------------   ----------------
                                        2004         2004     2003     2002     2001    2000*          2004
                                    -------------   ------   ------   ------   ------   ------   ----------------
Accumulation Unit value
 (beginning of period)............     $10.00       $10.64   $ 8.49   $10.92   $11.04   $10.00        $10.00
Accumulation Unit value
 (end of period)..................     $10.21       $11.66   $10.64   $ 8.49   $10.92   $11.04        $10.41
Number of units outstanding
 (in 000s) (end of period)........          1           87      101      106       73       22             1


                                             ALGER AMERICAN SMALL
                                               CAPITALIZATION--
                                                CLASS O SHARES
                                    --------------------------------------
                                    2004    2003    2002    2001    2000*
                                    -----   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)............  $6.05   $4.31   $5.94   $8.56   $10.00
Accumulation Unit value
 (end of period)..................  $6.94   $6.05   $4.31   $5.94   $ 8.56
Number of units outstanding
 (in 000s) (end of period)........     64      69      97      87       69

                                                                                 COLONIAL
                                                                                 SMALL CAP         DREYFUS IP
                                                                                VALUE FUND,        TECHNOLOGY
                                                                             VARIABLE SERIES--      GROWTH--
                                           CALVERT SOCIAL BALANCED                CLASS B        SERVICE SHARES
                                    --------------------------------------   -----------------   ---------------
                                    2004    2003    2002    2001    2000*         2004(D)             2004
                                    -----   -----   -----   -----   ------   -----------------   ---------------
Accumulation Unit value
 (beginning of period)............  $8.71   $7.42   $8.57   $9.36   $10.00        $10.00             $10.00
Accumulation Unit value
 (end of period)..................  $9.29   $8.71   $7.42   $8.57   $ 9.36        $10.26             $10.00
Number of units outstanding
 (in 000s) (end of period)........     17      14      15      11       11             1                  0


                                      DREYFUS IP TECHNOLOGY GROWTH--
                                              INITIAL SHARES
                                    ----------------------------------
                                     2004     2003     2002    2001(A)
                                    ------   ------   ------   -------
Accumulation Unit value
 (beginning of period)............  $10.67   $ 7.18   $12.03   $10.00
Accumulation Unit value
 (end of period)..................  $10.56   $10.67   $ 7.18   $12.03
Number of units outstanding
 (in 000s) (end of period)........      11       17       22        2

------------
 *   The policies were first offered on March 13, 2000.

(a) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(d) For the period November 15, 2004 (commencement of operations) through December 31, 2004.

                                    FIDELITY(R) VIP                                             FIDELITY(R) VIP
                                    CONTRAFUND(R)--       FIDELITY(R) VIP CONTRAFUND(R)--       EQUITY-INCOME--
                                    SERVICE CLASS 2                INITIAL CLASS                SERVICE CLASS 2
                                    ---------------   ---------------------------------------   ---------------
                                         2004          2004    2003    2002    2001    2000*         2004
                                    ---------------   ------   -----   -----   -----   ------   ---------------
Accumulation Unit value
  (beginning of period)...........      $10.00        $ 9.69   $7.66   $8.58   $9.93   $10.00       $10.00
Accumulation Unit value
  (end of period).................      $10.26        $11.02   $9.69   $7.66   $8.58   $ 9.93       $10.16
Number of units outstanding
  (in 000s) (end of period).......           3           133     136     128     103       46            1


                                         FIDELITY(R) VIP EQUITY-INCOME--
                                                  INITIAL CLASS
                                    -----------------------------------------
                                     2004     2003    2002     2001    2000*
                                    ------   ------   -----   ------   ------
Accumulation Unit value
  (beginning of period)...........  $10.46   $ 8.15   $9.97   $10.65   $10.00
Accumulation Unit value
  (end of period).................  $11.49   $10.46   $8.15   $ 9.97   $10.65
Number of units outstanding
  (in 000s) (end of period).......     119       84      77       53       27

                                         FIDELITY(R) VIP           JANUS ASPEN
                                            MID CAP--           SERIES BALANCED--        JANUS ASPEN SERIES BALANCED--
                                         SERVICE CLASS 2         SERVICE SHARES               INSTITUTIONAL SHARES
                                    -------------------------   -----------------   ----------------------------------------
                                         2004         2003(B)         2004           2004    2003    2002     2001    2000*
                                    ---------------   -------   -----------------   ------   -----   -----   ------   ------
Accumulation Unit value
  (beginning of period)...........      $10.17        $10.00         $10.00         $ 9.94   $8.85   $$9.61  $10.24   $10.00
Accumulation Unit value
  (end of period).................      $12.48        $10.17         $10.23         $10.62   $9.94   $8.85   $ 9.61   $10.24
Number of units outstanding
  (in 000s) (end of period).......           7             0              1            205     264     283      264      160

                                     JANUS ASPEN
                                        SERIES                                                    MFS(R)
                                      WORLDWIDE                                               INVESTORS TRUST
                                       GROWTH--           JANUS ASPEN SERIES WORLDWIDE           SERIES--
                                    SERVICE SHARES       GROWTH-- INSTITUTIONAL SHARES         SERVICE CLASS
                                    --------------   --------------------------------------   ---------------
                                         2004        2004    2003    2002    2001    2000*         2004
                                    --------------   -----   -----   -----   -----   ------   ---------------
Accumulation Unit value
  (beginning of period)...........      $10.00       $6.27   $5.13   $7.00   $9.16   $10.00        $10.00
Accumulation Unit value
  (end of period).................      $10.00       $6.46   $6.27   $5.13   $7.00   $ 9.16        $10.00
Number of units outstanding
  (in 000s) (end of period).......           0         152     181     199     159      127             0


                                       MFS(R) INVESTORS TRUST SERIES--
                                                INITIAL CLASS
                                    --------------------------------------
                                    2004    2003    2002    2001    2000*
                                    -----   -----   -----   -----   ------
Accumulation Unit value
  (beginning of period)...........  $7.55   $6.28   $8.07   $9.75   $10.00
Accumulation Unit value
  (end of period).................  $8.28   $7.55   $6.28   $8.07   $ 9.75
Number of units outstanding
  (in 000s) (end of period).......     44      45      41      29       11

                                       MFS(R)
                                      RESEARCH                                               MFS(R) UTILITIES    NEUBERGER BERMAN
                                      SERIES--             MFS(R) RESEARCH SERIES--          SERIES-- SERVICE      AMT MID CAP
                                    SERVICE CLASS               INITIAL CLASS                      CLASS         GROWTH-- CLASS S
                                    -------------   --------------------------------------   -----------------   ----------------
                                        2004        2004    2003    2002    2001    2000*         2004(C)            2004(C)
                                    -------------   -----   -----   -----   -----   ------   -----------------   ----------------
Accumulation Unit value
  (beginning of period)...........     $10.00       $6.27   $5.10   $6.87   $8.86   $10.00        $10.00              $10.00
Accumulation Unit value
  (end of period).................     $10.00       $7.15   $6.27   $5.10   $6.87   $ 8.86        $12.45              $10.67
Number of units outstanding
  (in 000s) (end of period).......          0          42      49      53      55       66            12                   0

                                            T. ROWE PRICE
                                            EQUITY INCOME
                                            PORTFOLIO-II      T. ROWE PRICE EQUITY INCOME PORTFOLIO
                                            -------------   ------------------------------------------
                                                2004         2004     2003     2002     2001    2000*
                                            -------------   ------   ------   ------   ------   ------
Accumulation Unit value
  (beginning of period)...................     $10.00       $11.70   $ 9.47   $11.07   $11.08   $10.00
Accumulation Unit value
  (end of period).........................     $10.33       $13.24   $11.70   $ 9.47   $11.07   $11.08
Number of units outstanding
  (in 000s) (end of period)...............          2          112      130      110       81       13

                                                                                 VAN KAMPEN UIF
                                                                                EMERGING MARKETS
                                          VAN ECK WORLDWIDE HARD ASSETS         EQUITY-- CLASS II
                                    -----------------------------------------   -----------------
                                     2004     2003    2002     2001    2000*          2004
                                    ------   ------   -----   ------   ------   -----------------
Accumulation Unit value
  (beginning of period)...........  $12.62   $ 8.83   $9.24   $10.48   $10.00        $10.00
Accumulation Unit value
  (end of period).................  $15.41   $12.62   $8.83   $ 9.24   $10.48        $10.67
Number of units outstanding
  (in 000s) (end of period).......      19       15       6        3        2             0

                                                                             VICTORY VIF
                                                                             DIVERSIFIED
                                                                               STOCK--
                                       VAN KAMPEN UIF EMERGING MARKETS         CLASS A
                                               EQUITY-- CLASS I                SHARES
                                    --------------------------------------   -----------
                                    2004    2003    2002    2001    2000*      2004(C)
                                    -----   -----   -----   -----   ------   -----------
Accumulation Unit value
  (beginning of period)...........  $7.55   $5.12   $5.72   $6.21   $10.00     $10.00
Accumulation Unit value
  (end of period).................  $9.15   $7.55   $5.12   $5.72   $ 6.21     $10.00
Number of units outstanding
  (in 000s) (end of period).......     18      92      21   1,019        6          0

------------
 *   The policies were first offered on March 13, 2000.

(b) For the period September 5, 2003 (commencement of operations) through December 31, 2003.

(c) For the period May 1, 2004 (commencement of operations) through December 31, 2004.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $65.8 billion at the end of 2004. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account and any other separate account of NYLIAC.

     The Separate Account currently has 74 investment divisions 40 of which are available under this product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive compensation from the Funds, or from the investment advisers or other service providers of the Funds (who may be affiliates of NYLIAC) in return for providing these services. Currently, We receive compensation under various arrangements in amounts ranging from .10% to ..35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:


FUND                                     INVESTMENT ADVISERS                         ELIGIBLE PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.            New York Life Investment Management LLC     MainStay VP Balanced;
                                         Subadviser: MacKay Shields LLC ("MacKay")   MainStay VP Bond;
                                                                                     MainStay VP Capital Appreciation;
                                                                                     MainStay VP Cash Management;
                                                                                     MainStay VP Common Stock;
                                                                                     MainStay VP Convertible;
                                                                                     MainStay VP Floating Rate;
                                                                                     MainStay VP Government;
                                                                                     MainStay VP High Yield Corporate Bond;
                                                                                     MainStay VP International Equity;
                                                                                     MainStay VP Mid Cap Core;
                                                                                     MainStay VP Mid Cap Growth;
                                                                                     MainStay VP Mid Cap Value;
                                                                                     MainStay VP S&P 500 Index;
                                                                                     MainStay VP Small Cap Growth;
                                                                                     MainStay VP Total Return;
                                                                                     MainStay VP Value
                                         Subadviser: American Century Investment     MainStay VP Income & Growth
                                         Management, Inc.
                                         Subadviser: The Dreyfus Corporation         MainStay VP Basic Value
                                         Subadviser: Eagle Asset Management, Inc.    MainStay VP Growth
                                         Subadviser: Lord Abbett & Company LLC       MainStay VP Developing Growth
-----------------------------------------------------------------------------------------------------------------------------
The Alger American Fund                  Fred Alger Management, Inc.                 Alger American Small Capitalization
-----------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.            Calvert Asset Management Advisor Inc.       Calvert Social Balanced
                                         Subadviser: New Amsterdam Partners LLC
                                         SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust        Columbia Management Advisors Inc.           Colonial Small Cap Value Fund, Variable
                                                                                     Series
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios            The Dreyfus Corporation                     Dreyfus IP Technology Growth
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products     Fidelity Management and Research Company    Fidelity(R) VIP Contrafund(R)
Fund                                     Subadviser: Fidelity Management & Research
                                         (U.K.) Inc. ("FMRUK"), Fidelity Management
                                         & Research (Far East) Inc. ("FMRFE"),
                                         Fidelity Investments Japan Limited
                                         ("FIJL"), FMR Co., Inc. ("FMRC")
                                         Subadviser: FMRC                            Fidelity(R) VIP Equity-Income
                                         Subadviser: FMRUK, FMRFE, FIJL, FMRC        Fidelity(R) VIP Mid Cap
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                       Janus Capital Management LLC                Janus Aspen Series Balanced
                                                                                     Janus Aspen Series Worldwide Growth
-----------------------------------------------------------------------------------------------------------------------------


FUND                                     INVESTMENT ADVISERS                         ELIGIBLE PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust          MFS(R) Investment Management                MFS(R) Investors Trust Series
                                                                                     MFS(R) Research Series
                                                                                     MFS(R) Utilities Series
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management     Neuberger Berman Management Inc.            Neuberger Berman AMT Mid-Cap Growth
Trust                                    Subadviser: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund                   Royce & Associates, LLC                     Royce Micro-Cap Portfolio
                                                                                     Royce Small-Cap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.        T. Rowe Price Associates, Inc.              T. Rowe Price Equity Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust        Van Eck Associates Corporation              Van Eck Worldwide Hard Assets
-----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.  Morgan Stanley Investment Management Inc.   Van Kampen UIF Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds         Victory Capital Management Inc.             Victory VIF Diversified Stock

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, SAI, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if we determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. The policyowner may do so by using Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the LifeStages(R) Access Variable Annuity policy described in this prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for each LifeStages(R) variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

---------------------------------------------------------------------------------------------------------------------
                                              LIFESTAGES(R) PREMIUM
                       LIFESTAGES(R) ACCESS            PLUS            LIFESTAGES(R) ELITE   LIFESTAGES(R) ESSENTIALS
                         VARIABLE ANNUITY     ELITE VARIABLE ANNUITY    VARIABLE ANNUITY         VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------
Surrender Charge               None           10 Years (8%, 8%, 8%,   8 Years (8%, 8%, 8%,   7 Years (7%, 7%, 7%, 6%,
Period                                         7%, 6%, 5%, 4%, 3%,       7%, 6%, 5%, 4%,     6%, 5%, 4% -- based on
                                               3%, 3% -- based on      3% -- based on each    each premium payment
                                              each premium payment       premium payment             date)
                                                     date)*                  date)*
---------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan              No            Yes (6 month account)   Yes (6 month account)   Yes (6, 12, 18 month
                                                                                                   accounts)
---------------------------------------------------------------------------------------------------------------------
Interest Sweep                  No                     Yes                     Yes                    Yes
---------------------------------------------------------------------------------------------------------------------
Premium Credit                  No                     Yes                     No                      No
---------------------------------------------------------------------------------------------------------------------
Fixed Account                   Yes                    Yes                     Yes                    Yes
                             One-Year               One-Year                One-Year               - One-Year
                                                                                                  - Three-Year
---------------------------------------------------------------------------------------------------------------------
Reset Death Benefit     Annual reset to age         Optional                Optional         Annual reset to age 80
Guarantee                       80            Annual reset to age 80   Annual reset to age
                                                                               80
---------------------------------------------------------------------------------------------------------------------
Annual Death Benefit            N/A           Ages 65 or              Ages 65 or                      N/A
Reset Charge                                  younger:      0.30%     younger:      0.30%
                                              Ages 66 to 75: 0.35%    Ages 66 to 75: 0.35%
---------------------------------------------------------------------------------------------------------------------
Mortality and Expense          1.55%                  1.90%                   1.70%                  1.45%
Risk and                Based on assets of      Based on Adjusted       Based on Adjusted    Based on assets of the
Administration Costs   the Separate Account.    Premium Payments.       Premium Payments.    Separate Account. Charge
Charge                  Charge is reflected       Charge is not           Charge is not       is reflected in the
                        in the Accumulation     reflected in the        reflected in the     Accumulation Unit Value
                            Unit Value          Accumulation Unit       Accumulation Unit
                                                      Value                   Value
---------------------------------------------------------------------------------------------------------------------
Annual Policy Service          $40*                    $30                     $30                    $30
Charge
---------------------------------------------------------------------------------------------------------------------
Minimum Cash Value            $50,000               $100,000                $100,000                $50,000
Required to Waive
Annual Policy Service
Charge
---------------------------------------------------------------------------------------------------------------------

---------------------  -----------------------------------------------------------------------
                                                                        LIFESTAGES(R) FLEXIBLE
                        LIFESTAGES(R) PREMIUM    LIFESTAGES(R) SELECT      PREMIUM VARIABLE
                       PLUS II VARIABLE ANNUITY    VARIABLE ANNUITY            ANNUITY
---------------------  -----------------------------------------------------------------------
Surrender Charge       8 Years (8%, 8%, 8%, 7%,    3 Years (8%, 8%,     9 Years (7%, 7%, 7%,
Period                 6%, 5%, 4%, 3% -- based    7% -- based on each    6%, 5%, 4%, 3%, 2%,
                       on each premium payment   premium payment date)  1% -- based on policy
                               date)*                                           date)
---------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan     Yes (6 month account)      Yes (6 and 12 month            No
                                                       accounts)
---------------------------------------------------------------------------------------------------------------------
Interest Sweep                  Yes                       Yes                    Yes
---------------------------------------------------------------------------------------------------------------------
Premium Credit                  Yes                       No                     No
---------------------------------------------------------------------------------------------------------------------
Fixed Account                   Yes                       Yes                    Yes
                              One-Year                 One-Year               One-Year
---------------------------------------------------------------------------------------------------------------------
Reset Death Benefit    Annual reset to age 80     Annual reset to age   3 year reset to age 85
Guarantee                                                 80
---------------------------------------------------------------------------------------------------------------------
Annual Death Benefit            N/A                       N/A                    N/A
Reset Charge
---------------------------------------------------------------------------------------------------------------------
Mortality and Expense          1.75%                     1.85%                  1.40%
Risk and               Based on assets of the     Based on assets of    Based on assets of the
Administration Costs   Separate Account. Charge  the Separate Account.    Separate Account.
Charge                  is reflected in the       Charge is reflected   Charge is reflected in
                       Accumulation Unit Value    in the Accumulation   the Accumulation Unit
                                                      Unit Value                Value
---------------------------------------------------------------------------------------------------------------------
Annual Policy Service           $30                       $50                    $30
Charge
---------------------------------------------------------------------------------------------------------------------
Minimum Cash Value            $100,000                 $100,000                $20,000
Required to Waive
Annual Policy Service
Charge
---------------------------------------------------------------------------------------------------------------------

All policies and features may not be available in all jurisdictions.
* May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Code Section 403(b) Tax Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs and SEPs

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you are considering a Qualified Policy, or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They may include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every year (or longer if required by state law) and is guaranteed to be at least the amount of your premium payments, less any partial withdrawals;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive a guaranteed amount of monthly income for life;
         and

     (5) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole Beneficiary.

     (6) optional Enhanced Beneficiary Benefit Rider and Enhanced Spousal Continuance (ESC) Rider which allow you to increase your death benefit by a percentage of the gain in the policy.

These features are explained in detail in this Prospectus. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application. The application is sent to NYLIAC's Cleveland or Dallas service center with your initial premium payment. If the application is complete and accurate and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt at the service center. If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policyowner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Code. If We issue a jointly owned policy, ownership rights and privileges under the policy must by exercised jointly and benefits under the policy will be paid upon the death of any joint owner.

     We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated under "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE
ANNUITY--Question 15." ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate the initial premium payments, and thereafter, may maintain the Accumulation Value in up to 40 Investment Divisions plus the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM PERCENTAGE OF ANY PREMIUM PAYMENT THAT CAN BE ALLOCATED TO THE FIXED ACCOUNT IS DESCRIBED IN THE POLICY DATA PAGE.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $10,000 for Non-Qualified Policies. You may make additional premium payments of at least $1,000 or such lower amount as We may permit at any time or by any method NYLIAC makes available. FOR POLICIES ISSUED PRIOR TO NOVEMBER 15, 2004, ADDITIONAL PREMIUM PAYMENTS ARE NOT PERMITTED. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date We receive the policy, without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or
(ii) the Accumulation Value on the date We receive the policy, without any deduction for premium taxes. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 90 (some states may have lower age limits). We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 90, unless We agree otherwise.

     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 85 (0-80 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date, subject to certain restrictions. Except in connection with transfers made pursuant to Dollar Cost Averaging and Automatic Asset Reallocation, the minimum amount that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account, is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise.

The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with Dollar Cost Averaging or Automatic Asset Reallocation will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "THE FIXED ACCOUNT.")

     You can request a transfer in four ways:

     - submit your request in writing on a form We approve to the VPSC at the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);

     - use the IVR at 800-598-2019;

     - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

     - make your request through the Virtual Service Center.

     Your transfer requests must be in writing on a form approved by NYLIAC, through Our Virtual Service Center, or by telephone in accordance with established procedures. (See "Virtual Service Center and Interactive Voice Response System.")

     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     (a) Limits on Transfers.

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency or number of transfers.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.

     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen.

     - Other insurance companies which invest in the Fund portfolios underlying this policy may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the policyowners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

               a) impeding a portfolio manager's ability to sustain an investment objective;

               b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

               c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners or trusts that own policies.

     We may revoke VSC and IVR privileges for certain policyowners (See "Limits on Transfers").

     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number (PIN). With your Social Security Number, the PIN will give you access to both the VSC on Our corporate website, www.newyorklife.com, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions we take based on instructions received through IVR or VSC which We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Transfer requests received after 4:00 p.m. (Eastern Time) will be priced as of the next Business Day.

     Availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while service is unavailable.

     VSC

     The VSC is open Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern
Time).

     The VSC enables you to:

        - email your Registered Representative or the VPSC;

        - obtain current policy values;

        - transfer assets between investment options;

        - change the allocation of future premium payments;

        - change your address; and

        - obtain service forms.

        - reset your PIN;

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

        - obtain current policy values;

        - transfer assets between investment options;

        - change the allocation of future premium payments; and

        - speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You may authorize a third party to have access through a Customer Service Representative in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The
Policies -- Transfers"
for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.

     Faxed requests are not acceptable and will not be honored at any time. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAM

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth an example of how dollar cost averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit Values below, you would purchase the following number of Accumulation Units:


                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
              TRANSFERRED         MUNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
                 ----                ------                  -----
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     The Dollar Cost Averaging option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. For policies issued on or after the date of this Prospectus, the maximum amount that may be transferred into the Fixed Account in a Policy Year from the Investment Divisions is described in the Policy Date page. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. We will not process a Dollar Cost Averaging transfer unless we receive a written request at the VPSC at the address listed in Question 15 of this prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If We do not receive the request within the five Business Days, the dollar cost averaging transfer will commence on the day requested in the following month.

     You may cancel the Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine or if the maximum amount has been transferred to the Fixed Account from the Investment Divisions for the Policy Year. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. We will not process an Automatic Asset Reallocation transfer unless We receive a written request at the VPSC at the addresses listed in the response to Question 15 of this prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If We do not receive the request within the five Business Days, the Automatic Asset Reallocation transfer will commence on the day requested in the following month. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $100 (or such lower amount as We may permit). We will allocate the initial premium payment to the Allocation Alternative you have specified within two Business Days after receipt. We will allocate additional premium payments to the Allocation Alternatives at the close of the Business Day on which they are deposited by NYLIAC.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The SAI contains a detailed description of how We value the Accumulation Units.

     RIDERS

     The EBB Rider is available for an additional charge. The Enhanced Spousal Continuance Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved.

     (a) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant), or the Annuitant, die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND
DEDUCTIONS -- Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider section, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The EBB Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the EBB amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                            EBB = $66,000 X 50% = $33,000

     In this example, the EBB is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (b) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application, your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICYOWNER INQUIRIES

     Your inquiries and written requests for service must be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY--Question 15.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or though other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL A BETTER ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     THERE ARE NO SURRENDER OR WITHDRAWAL CHARGES UNDER THE POLICIES.

     SEPARATE ACCOUNT CHARGE

     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administration services. On an annual basis, the charge equals 1.55% of the average net asset value of the Separate Account. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, We will add any excess to Our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     POLICY SERVICE CHARGE

     We deduct an annual $40 policy service charge (may be lower in some jurisdictions) each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     TRANSFER FEES

     We do not impose any fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 transfers per Policy Year. Transfers made under Dollar Cost Averaging or Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment for a policy is approved. We may change these rules from time to time. Any variation in the policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described in this section) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

     FUND CHARGES

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or SAI.

     ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (OPTIONAL)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this Rider.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request that is acceptable to NYLIAC. Fax transmissions are not acceptable and will not be honored at any time. These forms must be mailed to Us at the addresses given in Question 15. The amount available for withdrawal is the Accumulation Value at the end of the Business Day during which We receive the written withdrawal request, less any outstanding taxes which We may deduct, and policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER YOUR POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct any state premium tax, if applicable, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER YOUR POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (except on the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). We will not process a Periodic Partial Withdrawal unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. If We do not receive the request within the five Business Days, the Periodic Partial Withdrawal will commence on the day requested in the following month. You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION

     For IRAs and IRA SEPs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value; or

     (b) the sum of all premium payments made, less any partial withdrawals, less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary, less "proportional withdrawals" made and rider charges paid since the most recent Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the first Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on the greater of (a) the Accumulation Value on that Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals made and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed during the first policy year, less any rider charges; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary in the second and subsequent policy years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

                       (a)  Accumulation Value: $175,000
                       (b)  Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or
                       (c)  Reset value - the greater of: a) Current Accumulation Value - $175,000; and
                                                               b) Last Reset Value, plus premiums, less proportional
                            withdrawals.
                                                               That is:
                                                               $220,000 + $0 - (($20,000/$250,000)($220,000))
                                                               =$220,000 - (0.08)($220,000)
                                                               =$220,000 - $17,600
                                                               =$202,400

     In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments less any partial withdrawals, less any rider charges)" independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income--Guaranteed Period Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment We agree to at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

             (a) The New York Stock Exchange (NYSE) is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     With respect to TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of the statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. We will set an interest rate in advance periodically. All premium payments allocated to, or amounts transferred to, the Fixed Account will receive the rate in effect for the period during which the allocation or transfer is made, until the end of the Policy Year. Thereafter, the rate applicable to those amounts will change on each Policy Anniversary. The new rate will be the rate in effect on the date on which the Policy Anniversary occurs.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     (c) Transfers to Fixed Account

     FOR POLICIES ISSUED ON OR AFTER NOVEMBER 15, 2004, THE MAXIMUM AMOUNT THAT MAY BE TRANSFERRED INTO THE FIXED ACCOUNT IN A POLICY YEAR FROM THE INVESTMENT DIVISIONS IS DESCRIBED IN THE POLICY DATA PAGE. You may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures or through Our Virtual Service Center.

     We will deduct partial withdrawals from the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The SAI discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA Policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA Policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, Inc. ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.

     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for the LifeStages(R) Access Variable Annuity policies during the fiscal years ended December 31, 2004, 2003, and 2002 were $2,068,182, $2,064,966, and $1,221,332, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

           How to obtain a LifeStages(R) Access Variable Annuity SAI.

               Call (800) 598-2019 or send this request form to:

                     NYLIAC Variable Products Service Center
                     Madison Square Station
                     P.O. Box 922
                     New York, NY 10159

--------------------------------------------------------------------------------

 Please send me a LifeStages(R) Access Variable Annuity Statement of Additional
                         Information dated May 1, 2005:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 2005
                                      FOR

                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                          51 MADISON AVENUE, ROOM 651
                            NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current LifeStages(R) Access Variable Annuity Prospectus. You should read the SAI in conjunction with the LifeStages(R) Access Variable Annuity Prospectus. You may obtain a copy of the Prospectus by calling 800-598-2019 or writing to NYLIAC Variable Products Service Center, Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the May 1, 2005 LifeStages(R) Access Variable Annuity Prospectus.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

          (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charge deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.55% annualized of the daily average Variable Accumulation Value of the Separate Account. (See "Separate Account Charge" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or sex, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made, unless required otherwise by state law.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received, deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that your confirmation and Quarterly Statements be reviewed immediately to ensure that there are no errors. In order to correct an error, you must call it to Our attention within 15 days of the date of the Statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How Do I Contact NYLIAC?" in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the Statement of Income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2004 and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this SAI. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this SAI. We intend the statements contained in the Prospectus and this SAI concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2005

                   to the Prospectuses dated May 1, 2005 for
                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                     LIFESTAGES(R) SELECT VARIABLE ANNUITY
                         LIFESTAGES(R) VARIABLE ANNUITY
                  LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY
               LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND
                      LIFESTAGES(R) ELITE VARIABLE ANNUITY
               LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY
                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY

                                  INVESTING IN
               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Variable Annuity, LifeStages(R) Elite Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity and the LifeStages(R) Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2005 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

        (a) for LifeStages(R) Variable Annuity policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for LifeStages(R) Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for LifeStages(R) Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for LifeStages(R) Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for LifeStages(R) Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for LifeStages(R) Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For LifeStages(R) Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Internal Revenue Code.

3. In the same paragraph, delete the disclosure immediately following clause (4) (for the LifeStages(R) Flexible Premium Variable Annuity) and immediately following clause (5) (for the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity and the LifeStages(R) Select Variable Annuity policies) and replace it with the following:

        An Unemployment Benefit Rider (not available for Non-Qualified policies issued to fund a Pension Plan) and Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

D. THE POLICIES -- Policy Application and Premium Payments

1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

        (a) for LifeStages(R) Variable Annuity policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

        (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

        (c) for LifeStages(R) Essentials policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (d) for LifeStages(R) Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (e) for LifeStages(R) Elite policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for LifeStages(R) Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for LifeStages(R) Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For LifeStages(R) Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

        At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

        For all IRAs, Roth IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

        There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.
--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $236,220,111     $373,225,872     $199,754,201

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        808,998        1,193,898          760,848
    Administrative charges..................................         71,503          135,237           64,528
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $165,677,653     $338,178,879     $125,021,822
    Series II Policies......................................      1,249,790          862,087        3,728,076
    Series III Policies.....................................     53,616,000       23,809,545       40,777,869
    Series IV Policies......................................     14,522,055        8,987,938       17,481,120
    Series V Policies.......................................        274,112           58,288        2,338,752
    Series VI Policies......................................             --               --        9,581,186
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      16.01     $      16.70     $       1.25
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      13.00     $       6.26     $       1.03
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.73     $       5.71     $       1.02
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.39     $       9.59     $       0.98
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      11.03     $      11.73     $       0.98
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       0.98
                                                               ============     ============     ============
Identified Cost of Investment...............................   $242,307,945     $522,766,518     $199,759,443
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $315,097,283      $219,915,086      $190,302,719       $800,252,554       $73,923,953       $60,361,437       $84,853,698

        1,012,909           732,295           659,827          2,619,161           243,551           195,783           276,342
          108,303            68,973            56,879            256,522            22,113            16,458            23,291
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $270,485,169      $162,933,189      $127,522,329       $623,761,962       $52,909,727       $33,468,165       $48,681,193
        1,065,137         1,516,011         1,441,576          5,697,825           576,954           154,575           292,125
       32,680,186        41,714,466        46,404,890        124,365,201        15,214,304        15,820,335        22,005,019
        9,420,894        12,704,302        13,856,516         42,153,383         4,582,301         5,835,440         7,943,643
          324,685           245,850           360,702          1,398,500           375,003            23,915           106,211
               --                --                --                 --                --                --                --
               --                --                --                 --                --         4,846,766         5,525,874
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $      22.23      $      17.59      $      15.46       $      22.70       $     18.09       $     12.92       $     11.05
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.75      $       9.93      $      12.28       $      14.38       $     11.02       $     13.93       $     14.10
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.80      $       9.50      $      12.14       $      14.12       $     11.05       $     13.39       $     11.24
     ============      ============      ============       ============       ===========       ===========       ===========
     $      11.00      $      11.68      $      10.98       $      14.44       $     13.07       $     13.10       $     12.09
     ============      ============      ============       ============       ===========       ===========       ===========
     $      12.38      $      12.96      $      10.68       $      15.22       $     14.39       $     15.47       $     17.45
     ============      ============      ============       ============       ===========       ===========       ===========
     $         --      $         --      $         --       $         --       $        --       $        --       $        --
     ============      ============      ============       ============       ===========       ===========       ===========
     $359,052,483      $209,812,059      $198,000,677       $724,781,753       $57,792,811       $45,513,634       $62,706,875
     ============      ============      ============       ============       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $145,266,697     $636,616,298     $72,886,816

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        468,339        2,064,788         243,715
    Administrative charges..................................         38,429          214,483          20,668
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 83,639,829     $533,383,485     $40,183,772
    Series II Policies......................................        806,706        1,797,453         449,401
    Series III Policies.....................................     40,033,706       76,899,355      18,572,919
    Series IV Policies......................................     13,799,321       21,843,210       8,101,021
    Series V Policies.......................................        378,080          413,524         129,801
    Series VI Policies......................................             --               --              --
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........      6,102,287               --       5,185,519
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
    Series I variable accumulation unit value...............   $      12.20     $      22.60     $     10.37
                                                               ============     ============     ===========
    Series II variable accumulation unit value..............   $      12.10     $       8.56     $     10.63
                                                               ============     ============     ===========
    Series III variable accumulation unit value.............   $      12.30     $       8.32     $     10.30
                                                               ============     ============     ===========
    Series IV variable accumulation unit value..............   $      11.92     $      11.29     $     11.16
                                                               ============     ============     ===========
    Series V variable accumulation unit value...............   $      11.97     $      13.43     $     12.41
                                                               ============     ============     ===========
    Series VI variable accumulation unit value..............   $         --     $         --     $        --
                                                               ============     ============     ===========
Identified Cost of Investment...............................   $113,687,448     $671,418,259     $57,088,002
                                                               ============     ============     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $247,209,372      $259,705,370       $58,114,634       $54,612,610      $ 97,078,458       $31,758,580       $80,316,149

          803,355           840,315           186,733           184,015           323,301           106,722           265,570
           87,334            83,256            18,625            15,982            33,294            10,197            26,644
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $216,659,229      $205,051,812       $46,438,284       $37,373,939      $ 79,285,273       $17,675,673       $64,616,366
          724,228         1,017,180           315,948           395,137           473,404           174,290           442,373
       21,717,892        40,492,337         8,690,204        13,233,635        13,388,947         5,537,611        12,381,165
        6,865,968        11,986,703         2,452,375         3,136,639         3,497,244         1,530,380         2,437,517
          351,366           233,767            12,465           273,263            76,995            13,961           146,514
               --                --                --                --                --                --                --
               --                --                --                --                --         6,709,746                --
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      17.84      $      19.99       $     11.19       $     11.18      $      11.98       $      8.66       $      9.92
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       8.20      $      11.66       $      9.24       $     10.34      $       6.70       $      8.28       $      6.94
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       7.85      $      11.14       $      9.06       $     10.21      $       5.72       $      8.32       $      6.43
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      10.79      $      10.56       $     11.48       $     11.06      $       9.60       $     11.00       $     13.20
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      12.19      $      11.40       $     12.65       $     14.52      $      11.58       $     13.64       $     15.47
     ============      ============       ===========       ===========      ============       ===========       ===========
     $         --      $         --       $        --       $        --      $         --       $        --       $        --
     ============      ============       ===========       ===========      ============       ===========       ===========
     $280,994,662      $238,331,025       $54,453,939       $48,170,866      $130,445,702       $30,525,948       $61,756,653
     ============      ============       ===========       ===========      ============       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $3,003,220        $755,095        $4,474,645

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        12,182           3,106            17,708
    Administrative charges..................................            --              --                --
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $       --        $     --        $       --
    Series II Policies......................................            --              --                --
    Series III Policies.....................................     2,576,105         558,035         3,895,889
    Series IV Policies......................................            --              --                --
    Series V Policies.......................................            --              --                --
    Series VI Policies......................................       414,933         193,954           561,048
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
    Series I variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series II variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series III variable accumulation unit value.............    $     8.94        $  12.65        $     8.46
                                                                ==========        ========        ==========
    Series IV variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series V variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series VI variable accumulation unit value..............    $    12.23        $  15.65        $    11.42
                                                                ==========        ========        ==========
Identified Cost of Investment...............................    $2,593,674        $547,741        $4,009,518
                                                                ==========        ========        ==========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH---      CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
      $1,974,439        $47,756,342       $27,790,973      $385,871,829      $240,790,909      $601,869,286

           7,682            159,537            98,895         1,248,700           785,574         1,973,428
              --             13,865             7,849           128,889            76,499           205,989
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $30,071,090       $16,779,506      $319,270,069      $189,505,567      $501,432,024
              --            156,679           112,618         1,464,723         1,371,891         2,175,730
       1,695,060         10,514,007         8,361,621        48,944,070        39,177,504        74,258,784
              --          4,417,260         2,401,884        14,289,696         9,222,957        21,176,603
              --            750,791            28,600           525,682           650,917           646,728
         271,697          1,673,113                --                --                --                --
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     17.86       $      8.67      $      21.00      $      17.67      $      20.52
      ==========        ===========       ===========      ============      ============      ============
      $       --        $      9.29       $     10.56      $      11.02      $      11.49      $      10.62
      ==========        ===========       ===========      ============      ============      ============
      $     8.50        $      9.02       $      8.79      $      10.58      $      11.31      $      10.00
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     11.58       $     10.55      $      12.43      $      11.51      $      11.05
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     12.55       $     13.97      $      14.73      $      11.54      $      11.42
      ==========        ===========       ===========      ============      ============      ============
      $    13.37        $     11.48       $        --      $         --      $         --      $         --
      ==========        ===========       ===========      ============      ============      ============
      $1,539,470        $47,261,407       $26,123,761      $341,074,240      $213,355,540      $610,831,167
      ==========        ===========       ===========      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $256,632,470     $32,221,594      $42,702,631

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        839,789         108,065          141,520
    Administrative charges..................................         95,219          10,048           14,085
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $231,574,455     $24,301,947      $34,542,077
    Series II Policies......................................        984,709         367,601          298,355
    Series III Policies.....................................     16,987,185       6,023,648        6,554,474
    Series IV Policies......................................      6,016,079       1,318,852        1,125,434
    Series V Policies.......................................        135,034          91,433           26,686
    Series VI Policies......................................             --              --               --
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
    Series I variable accumulation unit value...............   $      15.18     $      9.35      $     10.09
                                                               ============     ===========      ===========
    Series II variable accumulation unit value..............   $       6.46     $      8.28      $      7.15
                                                               ============     ===========      ===========
    Series III variable accumulation unit value.............   $       5.93     $      8.14      $      6.84
                                                               ============     ===========      ===========
    Series IV variable accumulation unit value..............   $       9.83     $     10.75      $     11.07
                                                               ============     ===========      ===========
    Series V variable accumulation unit value...............   $      12.48     $     13.62      $     13.44
                                                               ============     ===========      ===========
    Series VI variable accumulation unit value..............   $         --     $        --      $        --
                                                               ============     ===========      ===========
Identified Cost of Investment...............................   $397,715,716     $31,733,754      $46,848,823
                                                               ============     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  3,960,340      $  8,197,767      $211,108,484      $ 47,952,549       $48,468,631

              14,098            28,544           687,066           153,393           161,305
                 739             1,750            59,415             9,834            16,370
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $  1,791,903      $  3,794,985      $144,310,514      $ 19,772,639       $39,054,888
              23,186            58,995         1,477,880           292,393           163,869
           1,955,068         3,531,381        50,653,136        16,224,345         7,049,889
             131,694           672,156        13,286,083         7,059,389         1,965,315
              43,652           109,956           634,390           371,135            56,995
                  --                --                --         4,069,421                --
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $      11.57      $       9.73      $      13.88      $      15.55       $     12.70
        ============      ============      ============      ============       ===========
        $      13.61      $      10.02      $      13.24      $      15.41       $      9.15
        ============      ============      ============      ============       ===========
        $      10.87      $      10.08      $      12.95      $      15.61       $     10.63
        ============      ============      ============      ============       ===========
        $      17.50      $      14.01      $      11.51      $      14.71       $     14.10
        ============      ============      ============      ============       ===========
        $      15.62      $      13.53      $      11.68      $      18.55       $     18.07
        ============      ============      ============      ============       ===========
        $         --      $         --      $         --      $      16.35       $        --
        ============      ============      ============      ============       ===========
        $  2,950,456      $  6,809,179      $178,026,989      $ 37,665,181       $37,268,210
        ============      ============      ============      ============       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                MAINSTAY VP
                                             MAINSTAY VP          CAPITAL         MAINSTAY VP       MAINSTAY VP
                                                BOND--         APPRECIATION--    COMMON STOCK--    CONVERTIBLE--
                                            SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                           ----------------------------------------------------------------------
ASSETS:
  Investment at net asset value..........    $54,580,678        $43,499,848       $30,637,959       $67,956,533

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
    Mortality and expense risk charges...        188,640            152,543           104,602           231,944
    Administrative charges...............          9,818              7,414             5,809            12,416
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies....................    $ 7,474,420        $ 7,459,016       $ 4,809,647       $10,142,224
    Series II Policies...................          5,223              6,057                --            23,702
    Series III Policies..................     19,602,837         16,080,822        10,273,852        23,423,826
    Series IV Policies...................     16,738,101         10,571,112        10,069,951        20,014,251
    Series V Policies....................      1,361,662            428,733           213,230         1,466,426
    Series VI Policies...................      9,199,977          8,794,151         5,160,868        12,641,744
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
    Series I variable accumulation unit
      value..............................    $     10.15        $     11.42       $     12.44       $     11.48
                                             ===========        ===========       ===========       ===========
    Series II variable accumulation unit
      value..............................    $     10.02        $     10.31       $     10.00       $     10.11
                                             ===========        ===========       ===========       ===========
    Series III variable accumulation unit
      value..............................    $     10.12        $     11.52       $     12.34       $     11.49
                                             ===========        ===========       ===========       ===========
    Series IV variable accumulation unit
      value..............................    $     10.15        $     11.41       $     12.43       $     11.41
                                             ===========        ===========       ===========       ===========
    Series V variable accumulation unit
      value..............................    $     10.02        $     11.20       $     12.29       $     11.34
                                             ===========        ===========       ===========       ===========
    Series VI variable accumulation unit
      value..............................    $     10.09        $     11.36       $     12.37       $     11.28
                                             ===========        ===========       ===========       ===========
Identified Cost of Investment............    $56,354,186        $41,076,227       $27,826,548       $64,876,808
                                             ===========        ===========       ===========       ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP
                          HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP            MID CAP
      GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--           VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $35,848,913        $254,708,199       $44,926,428        $37,696,567        $61,004,366        $71,726,052

          120,968             850,041           149,149            124,611            207,493            233,196
            6,898              45,536             7,684              6,396             10,545             11,160
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $ 6,080,119        $ 33,433,962       $ 5,974,844        $ 5,875,735        $ 9,510,434        $ 9,219,891
            4,660              63,992             7,609             11,387              5,468             34,110
       12,874,507          94,870,877        16,793,257         13,092,046         21,257,083         25,829,800
       11,256,139          76,786,174        13,747,642         10,128,229         17,454,491         21,167,558
          705,706           8,737,445           684,423            655,817            853,909            832,677
        4,799,916          39,920,172         7,561,820          7,802,346         11,704,943         14,397,660
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.65       $     13.55        $     14.19        $     14.56        $     13.41
      ===========        ============       ===========        ===========        ===========        ===========
      $     10.01        $      10.18       $     10.19        $     10.19        $     10.24        $     10.29
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.83        $      12.56       $     13.30        $     14.06        $     14.23        $     13.52
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.71       $     13.38        $     14.09        $     14.26        $     13.40
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.54       $     12.96        $     14.09        $     13.94        $     13.25
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.58       $     13.08        $     13.94        $     14.48        $     13.33
      ===========        ============       ===========        ===========        ===========        ===========
      $36,765,835        $250,871,542       $39,258,139        $32,648,793        $50,931,023        $63,292,823
      ===========        ============       ===========        ===========        ===========        ===========


       MAINSTAY VP
         S&P 500
         INDEX--
      SERVICE CLASS
     ----------------
       $133,283,232
            444,532
             24,087
       ------------
       $132,814,613
       ============
       $ 20,963,803
             16,330
         51,775,376
         38,290,446
          2,782,384
         18,986,274
       ------------
       $132,814,613
       ============
       $      12.24
       ============
       $      10.25
       ============
       $      12.15
       ============
       $      12.23
       ============
       $      12.16
       ============
       $      12.17
       ============
       $122,598,429
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        MAINSTAY VP
                                                                                                          AMERICAN
                                               MAINSTAY VP        MAINSTAY VP                             CENTURY
                                                SMALL CAP            TOTAL           MAINSTAY VP          INCOME &
                                                 GROWTH--           RETURN--           VALUE--            GROWTH--
                                              SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                             --------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $49,499,869        $34,331,434        $50,768,128        $16,769,418

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        171,232            121,273            173,198             52,404
    Administrative charges.................          8,805              5,846              8,716              2,920
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $ 7,814,539        $ 5,621,633        $ 8,002,696        $ 2,449,943
    Series II Policies.....................          6,136                607              5,752             13,195
    Series III Policies....................     16,734,051         13,523,645         19,389,133          5,324,376
    Series IV Policies.....................     14,487,100          8,501,540         14,110,677          5,136,050
    Series V Policies......................        634,748            486,592            544,189            291,855
    Series VI Policies.....................      9,643,258          6,070,298          8,533,767          3,498,675
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     13.17        $     11.23        $     12.64        $     12.27
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.30        $     10.11        $     10.21        $     10.14
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     13.23        $     11.19        $     12.54        $     12.59
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.91        $     11.35        $     12.82        $     12.53
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.54        $     11.01        $     12.51        $     12.35
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     13.10        $     11.01        $     12.57        $     12.40
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $44,566,377        $32,901,093        $46,310,669        $15,421,002
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
        DREYFUS          EAGLE ASSET            LORD              ALGER             COLONIAL
         LARGE            MANAGEMENT           ABBETT            AMERICAN           SMALL CAP          DREYFUS IP
        COMPANY             GROWTH           DEVELOPING           SMALL            VALUE FUND,         TECHNOLOGY
        VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--   VARIABLE SERIES--       GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES         CLASS B         SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------
      $19,924,924        $16,573,959        $13,480,037        $18,361,986         $1,550,211         $19,522,842

           70,890             60,318             47,148             61,514              1,128              69,883
            3,659              2,914              2,540              3,498                 81               3,759
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $ 3,118,581        $ 2,040,612        $ 1,949,412        $ 2,923,304         $  521,278         $ 3,225,220
               --                 --              3,274              6,738              6,647                  --
        6,678,377          6,358,074          4,769,292          6,285,972            304,232           7,183,608
        5,698,833          5,116,356          4,310,273          5,992,850            431,165           5,905,012
          550,546            272,285            170,413            240,515                 --             207,883
        3,804,038          2,723,400          2,227,685          2,847,595            285,680           2,927,477
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.40        $     10.67        $     12.11        $     13.95         $    10.61         $     11.63
      ===========        ===========        ===========        ===========         ==========         ===========
      $     10.00        $     10.00        $     10.00        $     10.41         $    10.26         $     10.00
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.34        $     10.63        $     11.92        $     13.90         $    10.57         $     11.52
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.37        $     10.65        $     12.09        $     13.88         $    10.54         $     11.54
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.22        $     10.30        $     11.83        $     13.65         $    10.00         $     11.45
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.32        $     10.59        $     12.21        $     13.88         $    10.54         $     11.48
      ===========        ===========        ===========        ===========         ==========         ===========
      $18,238,719        $16,279,462        $12,535,299        $16,220,760         $1,549,163         $18,975,713
      ===========        ===========        ===========        ===========         ==========         ===========


       FIDELITY(R)
           VIP
     CONTRAFUND(R)--
     SERVICE CLASS 2
     ----------------
       $86,704,409
           284,298
            15,306
       -----------
       $86,404,805
       ===========
       $12,675,104
            29,775
        29,756,253
        26,881,188
         1,799,674
        15,262,811
       -----------
       $86,404,805
       ===========
       $     13.27
       ===========
       $     10.26
       ===========
       $     13.13
       ===========
       $     13.41
       ===========
       $     12.97
       ===========
       $     13.00
       ===========
       $76,665,234
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        JANUS ASPEN
                                               FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES
                                                   VIP                VIP               SERIES           WORLDWIDE
                                             EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--
                                             SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES
                                             -------------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $69,395,943        $74,384,545        $65,292,685        $20,398,588

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        226,830            218,490            225,836             71,019
    Administrative charges.................         12,356             14,450             12,799              3,971
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $10,242,549        $28,222,317        $10,377,766        $ 3,532,632
    Series II Policies.....................         10,084             87,621              8,688                 --
    Series III Policies....................     23,055,297         21,171,753         21,339,625          7,463,298
    Series IV Policies.....................     19,398,574         14,301,447         20,968,135          6,067,491
    Series V Policies......................      2,304,579          1,071,111          1,132,076            380,357
    Series VI Policies.....................     14,145,674          9,297,356         11,227,760          2,879,820
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     12.64        $     13.85        $     11.23        $     11.88
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.16        $     12.48        $     10.23        $     10.00
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     12.45        $     13.78        $     11.26        $     11.78
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.58        $     14.02        $     11.22        $     11.79
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.60        $     13.18        $     11.16        $     11.61
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     12.51        $     14.00        $     11.18        $     11.54
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $62,738,671        $64,001,028        $61,360,045        $19,202,651
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  NEUBERGER                             VAN KAMPEN
         MFS(R)                                                     BERMAN                                 UIF
       INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE         EMERGING
         TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY            MARKETS
        SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME            EQUITY--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II         CLASS II
    -----------------------------------------------------------------------------------------------------------------
       $3,635,846         $5,049,994         $40,013,522          $5,803,987        $79,844,265        $14,273,632

           12,301             16,840              92,998              18,804            260,590             47,182
              784                976               5,758               1,106             13,847              2,611
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $  832,925         $  930,337         $15,141,129          $1,365,497        $ 9,680,254        $ 2,225,093
               --                 --             153,503               1,658             16,105              1,392
          873,604          1,616,044          11,128,528           1,634,821         26,790,699          4,867,091
        1,094,944          1,604,411           6,513,284           1,504,784         24,617,569          4,745,011
           38,556             25,727             417,079             307,294          2,965,791             72,974
          782,732            855,659           6,561,243             970,023         15,499,410          2,312,278
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.56         $     13.86          $    12.48        $     12.66        $     16.63
       ==========         ==========         ===========          ==========        ===========        ===========
       $    10.00         $    10.00         $     12.45          $    10.67        $     10.33        $     10.67
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.96         $    12.45         $     14.58          $    12.54        $     12.59        $     15.98
       ==========         ==========         ===========          ==========        ===========        ===========
       $    12.02         $    12.25         $     14.67          $    12.95        $     12.68        $     16.55
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.54         $     14.66          $    12.67        $     12.53        $     12.76
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.88         $    12.64         $     14.54          $    12.69        $     12.57        $     16.01
       ==========         ==========         ===========          ==========        ===========        ===========
       $3,265,182         $4,429,212         $35,986,117          $5,178,534        $72,695,199        $12,169,332
       ==========         ==========         ===========          ==========        ===========        ===========


         VICTORY
     VIF DIVERSIFIED
         STOCK--
      CLASS A SHARES
    --------------------------------------------------
        $5,872,148
            15,555
             1,124
        ----------
        $5,855,469
        ==========
        $2,060,765
                --
         1,175,768
         1,599,483
            12,647
         1,006,806
        ----------
        $5,855,469
        ==========
        $    11.19
        ==========
        $    10.00
        ==========
        $    11.08
        ==========
        $    10.90
        ==========
        $    10.85
        ==========
        $    11.06
        ==========
        $5,554,744
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  8,419,121        $    908,808        $   1,943,203
  Mortality and expense risk charges...................      (3,371,472)         (4,906,027)          (3,128,740)
  Administrative charges...............................        (297,138)           (555,025)            (273,248)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................       4,750,511          (4,552,244)          (1,458,785)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      60,025,436          60,339,460          201,750,722
  Cost of investments sold.............................     (57,604,247)        (92,382,684)        (201,758,561)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........       2,421,189         (32,043,224)              (7,839)
  Realized gain distribution received..................       2,530,840                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      (3,418,356)         45,162,339                2,072
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................       1,533,673          13,119,115               (5,767)
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $  6,284,184        $  8,566,871        $  (1,464,552)
                                                           ============        ============        =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             S&P 500            SMALL CAP
                                                              VALUE--             INDEX--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  1,115,808        $  9,466,136        $          --
  Mortality and expense risk charges...................      (1,631,817)         (8,037,709)            (912,992)
  Administrative charges...............................        (133,348)           (835,640)             (76,717)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................        (649,357)            592,787             (989,709)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       5,775,614          70,550,155            8,845,580
  Cost of investments sold.............................      (5,099,997)        (71,627,428)          (7,212,218)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........         675,617          (1,077,273)           1,633,362
  Realized gain distribution received..................       1,246,854                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      17,701,449          53,483,871            4,351,673
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................      19,623,920          52,406,598            5,985,035
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 18,974,563        $ 52,999,385        $   4,995,326
                                                           ============        ============        =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP          MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--           GROWTH--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
    $  4,207,281    $  4,157,928    $  7,876,599    $ 53,205,112    $    639,230     $   266,799      $         --
      (3,974,835)     (2,959,601)     (2,843,292)     (9,923,413)       (789,444)       (644,325)         (964,556)
        (425,546)       (280,201)       (245,991)       (973,013)        (71,414)        (53,491)          (79,936)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
        (193,100)        918,126       4,787,316      42,308,686        (221,628)       (431,017)       (1,044,492)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      41,184,591      33,765,785      79,653,038     138,660,745       9,337,305       3,704,219        10,548,981
     (54,073,453)    (38,381,226)    (79,601,343)   (149,967,637)     (7,917,742)     (2,984,272)       (9,092,176)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
     (12,888,862)     (4,615,441)         51,695     (11,306,892)      1,419,563         719,947         1,456,805
              --              --              --              --              --       1,246,778                --
      40,339,057      12,994,494        (895,837)     48,866,587       8,352,821       8,003,511        13,683,264
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      27,450,195       8,379,053        (844,142)     37,559,695       9,772,384       9,970,236        15,140,069
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 27,257,095    $  9,297,179    $  3,943,174    $ 79,868,381    $  9,550,756     $ 9,539,219      $ 14,095,577
    ============    ============    ============    =============   ============     ===========      ============

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP       INCOME          COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--       & GROWTH--        VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------
    $  4,143,941    $  2,832,912    $    955,374    $    506,725    $    216,744     $        --      $         --
      (3,250,113)     (3,270,542)       (716,988)       (705,821)     (1,345,398)       (415,664)         (984,836)
        (353,355)       (325,714)        (71,558)        (61,226)       (138,212)        (39,660)          (98,626)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
         540,473        (763,344)        166,828        (260,322)     (1,266,866)       (455,324)       (1,083,462)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      37,935,452      28,109,187       6,757,412       8,117,868      20,628,690       6,610,410        11,692,733
     (40,878,587)    (29,562,209)     (6,949,284)     (8,113,395)    (34,272,760)     (7,753,004)      (10,590,717)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      (2,943,135)     (1,453,022)       (191,872)          4,473     (13,644,070)     (1,142,594)        1,102,016
              --              --              --              --              --              --                --
      13,900,293      25,508,177       5,821,819       5,051,499       9,803,326       2,701,305        10,278,565
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      10,957,158      24,055,155       5,629,947       5,055,972      (3,840,744)      1,558,711        11,380,581
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 11,497,631    $ 23,291,811    $  5,796,775    $  4,795,650    $ (5,107,610)    $ 1,103,387      $ 10,297,119
    ============    ============    ============    =============   ============     ===========      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004


                                                                AMSOUTH         AMSOUTH         AMSOUTH
                                                                ENHANCED     INTERNATIONAL     LARGE CAP
                                                              MARKET FUND     EQUITY FUND        FUND
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $    27,444     $        --     $    14,704
  Mortality and expense risk charges........................      (46,153)         (9,443)        (68,689)
  Administrative charges....................................           --              --              --
                                                              ------------    -----------     -----------
      Net investment income (loss)..........................      (18,709)         (9,443)        (53,985)
                                                              ------------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      451,746          71,515         690,866
  Cost of investments sold..................................     (440,857)        (52,954)       (684,707)
                                                              ------------    -----------     -----------
      Net realized gain (loss) on investments...............       10,889          18,561           6,159
  Realized gain distribution received.......................           --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      242,581         129,837         202,593
                                                              ------------    -----------     -----------
      Net gain (loss) on investments........................      253,470         148,398         208,752
                                                              ------------    -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $   234,761     $   138,955     $   154,767
                                                              ============    ===========     ===========

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)
                                                                WORLDWIDE       INVESTORS        MFS(R)
                                                                GROWTH--          TRUST         RESEARCH
                                                              INSTITUTIONAL     SERIES--        SERIES--
                                                                 SHARES       INITIAL CLASS   INITIAL CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  2,643,918     $   198,504     $   442,923
  Mortality and expense risk charges........................    (3,410,613)       (413,160)       (532,683)
  Administrative charges....................................      (385,161)        (38,484)        (52,848)
                                                              ------------     -----------     -----------
      Net investment income (loss)..........................    (1,151,856)       (253,140)       (142,608)
                                                              ------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    53,951,975       4,462,907       6,149,117
  Cost of investments sold..................................   (72,295,788)     (5,151,861)     (9,811,541)
                                                              ------------     -----------     -----------
      Net realized gain (loss) on investments...............   (18,343,813)       (688,954)     (3,662,424)
  Realized gain distribution received.......................            --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    26,904,789       3,857,911       9,204,880
                                                              ------------     -----------     -----------
      Net gain (loss) on investments........................     8,560,976       3,168,957       5,542,456
                                                              ------------     -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $  7,409,120     $ 2,915,817     $ 5,399,848
                                                              ============     ===========     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                   DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                   TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        CALVERT       GROWTH--           VIP            EQUITY-       BALANCED--
       MID CAP        SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
        FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    --------------------------------------------------------------------------------------------
      $      --     $  782,358    $        --     $  1,202,474     $  3,532,553    $  13,420,308
        (26,687)      (581,865)      (402,834)      (4,615,638)      (3,003,612)      (7,875,774)
             --        (50,875)       (31,160)        (477,693)        (291,994)        (821,580)
      ---------     -----------   ------------    ------------     ------------    -------------
        (26,687)       149,618       (433,994)      (3,890,857)         236,947        4,722,954
      ---------     -----------   ------------    ------------     ------------    -------------
        180,217      4,202,841     11,800,802       27,637,362       22,891,138       99,408,322
       (182,837)    (4,875,964)    (9,964,015)     (24,137,660)     (23,250,892)    (103,882,663)
      ---------     -----------   ------------    ------------     ------------    -------------
         (2,620)      (673,123)     1,836,787        3,499,702         (359,754)      (4,474,341)
             --             --             --               --          843,888               --
        257,002      3,444,066     (2,247,143)      47,628,975       21,258,222       40,046,366
      ---------     -----------   ------------    ------------     ------------    -------------
        254,382      2,770,943       (410,356)      51,128,677       21,742,356       35,572,025
      ---------     -----------   ------------    ------------     ------------    -------------
      $ 227,695     $2,920,561    $  (844,350)    $ 47,237,820     $ 21,979,303    $  40,294,979
      =========     ===========   ============    ============     ============    =============

                     NEUBERGER                                    VAN KAMPEN
                      BERMAN        T. ROWE                          UIF
       MFS(R)           AMT          PRICE          VAN ECK        EMERGING
      UTILITIES       MID-CAP        EQUITY        WORLDWIDE       MARKETS
      SERIES--       GROWTH--        INCOME          HARD          EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO        ASSETS         CLASS I
    -------------------------------------------------------------------------
      $  37,267     $       --    $ 2,979,753    $     80,445    $   289,609
        (40,201)      (108,695)    (2,486,124)       (408,673)      (557,060)
         (2,044)        (6,894)      (214,451)        (27,327)       (56,138)
      ---------     -----------   ------------   ------------    ------------
         (4,978)      (115,589)       279,178        (355,555)      (323,589)
      ---------     -----------   ------------   ------------    ------------
        566,245      3,442,864     12,452,488       3,185,060     10,547,382
       (389,607)    (2,889,387)   (10,862,478)     (2,293,604)   (12,785,089)
      ---------     -----------   ------------   ------------    ------------
        176,638        553,477      1,590,010         891,456     (2,237,707)
             --             --      4,468,125              --             --
        618,262        547,732     17,740,392       6,253,833     10,682,534
      ---------     -----------   ------------   ------------    ------------
        794,900      1,101,209     23,798,527       7,145,289      8,444,827
      ---------     -----------   ------------   ------------    ------------
      $ 789,922     $  985,620    $24,077,705    $  6,789,734    $ 8,121,238
      =========     ===========   ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                MAINSTAY VP         MAINSTAY VP
                                                           MAINSTAY VP            CAPITAL              COMMON
                                                              BOND--          APPRECIATION--          STOCK--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,846,068          $    31,477         $   355,582
  Mortality and expense risk charges...................       (553,618)            (445,516)           (306,602)
  Administrative charges...............................        (29,022)             (22,366)            (17,363)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................      1,263,428             (436,405)             31,617
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,305,539            1,877,573             848,978
  Cost of investments sold.............................     (2,426,180)          (1,739,033)           (744,588)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........       (120,641)             138,540             104,390
  Realized gain distribution received..................        583,451                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       (806,292)           1,516,420           2,151,066
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................       (343,482)           1,654,960           2,255,456
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   919,946          $ 1,218,555         $ 2,287,073
                                                           ===========          ===========         ===========


                                                           MAINSTAY VP          MAINSTAY VP
                                                             S&P 500             SMALL CAP          MAINSTAY VP
                                                             INDEX--             GROWTH--          TOTAL RETURN--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,766,946          $        --         $   514,872
  Mortality and expense risk charges...................     (1,227,384)            (463,186)           (362,263)
  Administrative charges...............................        (67,881)             (24,020)            (17,427)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................        471,681             (487,206)            135,182
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,338,257            2,068,974           2,119,282
  Cost of investments sold.............................     (2,065,739)          (1,856,679)         (1,964,676)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........        272,518              212,295             154,606
  Realized gain distribution received..................             --                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................      8,340,201            4,008,944           1,111,906
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................      8,612,719            4,221,239           1,266,512
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 9,084,400          $ 3,734,033         $ 1,401,694
                                                           ===========          ===========         ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             MAINSTAY VP
                                              HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
       MAINSTAY VP        MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP
      CONVERTIBLE--       GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)
     ---------------------------------------------------------------------------------------------------------------
       $ 1,167,062        $ 1,414,110        $16,378,295        $   328,836         $  113,773        $        --
          (676,421)          (368,042)        (2,336,506)          (353,494)          (315,196)          (547,405)
           (36,930)           (21,158)          (128,156)           (18,458)           (16,369)           (28,159)
       -----------        -----------        -----------        -----------         ----------        -----------
           453,711          1,024,910         13,913,633            (43,116)          (217,792)          (575,564)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,497,829          4,924,897          5,780,632            597,144            652,926          4,408,327
        (2,316,191)        (5,053,000)        (5,418,799)          (501,898)          (532,141)        (3,730,757)
       -----------        -----------        -----------        -----------         ----------        -----------
           181,638           (128,103)           361,833             95,246            120,785            677,570
                --                 --                 --                 --            774,026                 --
         2,142,049           (455,402)         4,263,691          4,938,118          4,387,762          9,017,157
       -----------        -----------        -----------        -----------         ----------        -----------
         2,323,687           (583,505)         4,625,524          5,033,364          5,282,573          9,694,727
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 2,777,398        $   441,405        $18,539,157        $ 4,990,248         $5,064,781        $ 9,119,163
       ===========        ===========        ===========        ===========         ==========        ===========


       MAINSTAY VP
         MID CAP
         VALUE--
     SERVICE CLASS(A)
     ----------------
        $  451,815
          (596,771)
           (28,987)
        ----------
          (173,943)
        ----------
           741,200
          (601,185)
        ----------
           140,015
           614,383
         7,035,664
        ----------
         7,790,062
        ----------
        $7,616,119
        ==========

                          MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP           ALGER
                            AMERICAN           DREYFUS          EAGLE ASSET            LORD             AMERICAN
                            CENTURY             LARGE            MANAGEMENT           ABBETT             SMALL
       MAINSTAY VP          INCOME &           COMPANY             GROWTH           DEVELOPING      CAPITALIZATION--
         VALUE--            GROWTH--           VALUE--            EQUITY--           GROWTH--           CLASS S
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)      SHARES(A)
     ---------------------------------------------------------------------------------------------------------------
       $   470,272        $   250,457        $   149,783        $     6,285         $       --        $        --
          (488,365)          (134,967)          (206,595)          (187,864)          (130,402)          (156,738)
           (25,428)            (7,429)           (10,583)            (8,984)            (6,959)            (8,989)
       -----------        -----------        -----------        -----------         ----------        -----------
           (43,521)           108,061            (67,395)          (190,563)          (137,361)          (165,727)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,103,507            633,478          1,901,754          1,966,086            787,083            706,323
        (1,794,032)          (547,386)        (1,659,787)        (1,949,329)          (713,403)          (587,576)
       -----------        -----------        -----------        -----------         ----------        -----------
           309,475             86,092            241,967             16,757             73,680            118,747
                --                 --                 --                 --                 --                 --
         3,379,065          1,079,250          1,279,898           (106,780)           782,042          1,876,029
       -----------        -----------        -----------        -----------         ----------        -----------
         3,688,540          1,165,342          1,521,865            (90,023)           855,722          1,994,776
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 3,645,019        $ 1,273,403        $ 1,454,470        $  (280,586)        $  718,361        $ 1,829,049
       ===========        ===========        ===========        ===========         ==========        ===========

         COLONIAL
        SMALL CAP
       VALUE FUND,
         VARIABLE
         SERIES--
        CLASS B(B)
     ----------------
        $    4,222
            (1,109)
               (80)
        ----------
             3,033
        ----------
            23,480
           (23,277)
        ----------
               203
            27,573
             1,048
        ----------
            28,824
        ----------
        $   31,857
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                    DREYFUS IP                                FIDELITY(R) VIP
                                                    TECHNOLOGY          FIDELITY(R) VIP           EQUITY-
                                                     GROWTH--           CONTRAFUND(R)--          INCOME--
                                                 SERVICE SHARES(A)    SERVICE CLASS 2(A)    SERVICE CLASS 2(A)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $        --           $    55,218           $  322,228
  Mortality and expense risk charges..........         (215,648)             (725,692)            (609,193)
  Administrative charges......................          (11,328)              (39,052)             (33,692)
                                                    -----------           -----------           ----------
      Net investment income (loss)............         (226,976)             (709,526)            (320,657)
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,903,281               669,520            1,148,191
  Cost of investments sold....................       (1,789,298)             (556,450)            (990,233)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................          113,983               113,070              157,958
  Realized gain distribution received.........               --                    --               83,974
  Change in unrealized appreciation
    (depreciation) on investments.............           80,024             8,705,990            5,156,865
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........          194,007             8,819,060            5,398,797
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $   (32,969)          $ 8,109,534           $5,078,140
                                                    ===========           ===========           ==========

                                                   T. ROWE PRICE          VAN KAMPEN
                                                      EQUITY             UIF EMERGING           VICTORY VIF
                                                      INCOME           MARKETS EQUITY--     DIVERSIFIED STOCK--
                                                 PORTFOLIO--II(A)         CLASS II(A)        CLASS A SHARES(D)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $   737,291           $    56,753           $   28,855
  Mortality and expense risk charges..........         (667,038)             (116,413)             (23,676)
  Administrative charges......................          (36,387)               (6,196)              (1,686)
                                                    -----------           -----------           ----------
      Net investment income (loss)............           33,866               (65,856)               3,493
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,117,688             3,088,847              399,459
  Cost of investments sold....................       (1,247,027)           (2,885,941)            (381,432)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................         (129,339)              202,906               18,027
  Realized gain distribution received.........        1,456,677                    --                   --
  Change in unrealized appreciation
    (depreciation) on investments.............        5,825,328             1,869,318              317,404
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........        7,152,666             2,072,224              335,431
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $ 7,186,532           $ 2,006,368           $  338,924
                                                    ===========           ===========           ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(c) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(d) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             JANUS ASPEN           MFS(R)
      FIDELITY(R)        JANUS ASPEN           SERIES             INVESTORS            MFS(R)              MFS(R)
          VIP              SERIES             WORLDWIDE             TRUST             RESEARCH            UTILITIES
       MID CAP--         BALANCED--           GROWTH--            SERIES--            SERIES--            SERIES--
    SERVICE CLASS 2   SERVICE SHARES(A)   SERVICE SHARES(A)   SERVICE CLASS(A)    SERVICE CLASS(A)    SERVICE CLASS(C)
    -------------------------------------------------------------------------------------------------------------------
      $        --        $ 1,292,551         $   163,193          $   8,029           $  23,480          $    3,011
         (454,675)          (670,888)           (206,184)           (32,711)            (46,665)           (114,953)
          (30,309)           (38,064)            (11,556)            (2,131)             (2,642)             (6,817)
      -----------        -----------         -----------          ---------           ---------          ----------
         (484,984)           583,599             (54,547)           (26,813)            (25,827)           (118,759)
      -----------        -----------         -----------          ---------           ---------          ----------
        1,388,968          2,279,700           1,184,023            234,226             265,756             262,048
       (1,212,798)        (2,132,126)         (1,068,271)          (208,672)           (227,820)           (229,797)
      -----------        -----------         -----------          ---------           ---------          ----------
          176,170            147,574             115,752             25,554              37,936              32,251
               --                 --                  --                 --                  --                  --
       10,086,422          3,015,545             643,853            301,264             501,466           4,016,228
      -----------        -----------         -----------          ---------           ---------          ----------
       10,262,592          3,163,119             759,605            326,818             539,402           4,048,479
      -----------        -----------         -----------          ---------           ---------          ----------
      $ 9,777,608        $ 3,746,718         $   705,058          $ 300,005           $ 513,575          $3,929,720
      ===========        ===========         ===========          =========           =========          ==========

         NEUBERGER
          BERMAN
        AMT MID-CAP
         GROWTH--
        CLASS S(A)
     -----------------
        $        --
            (40,142)
             (2,143)
        -----------
            (42,285)
        -----------
          1,896,423
         (1,851,979)
        -----------
             44,444
                 --
            597,813
        -----------
            642,257
        -----------
        $   599,972
        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 BOND--                CAPITAL APPRECIATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,750,511   $  7,215,572   $ (4,552,244)  $ (4,383,519)
    Net realized gain (loss) on investments..........     2,421,189      2,344,931    (32,043,224)   (36,120,266)
    Realized gain distribution received..............     2,530,840      6,901,429             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (3,418,356)    (7,897,548)    45,162,339    124,526,805
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     6,284,184      8,564,384      8,566,871     84,023,020
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,862,802     27,998,983      6,782,048     13,756,524
    Policyowners' surrenders.........................   (20,826,615)   (22,829,622)   (33,824,586)   (26,025,735)
    Policyowners' annuity and death benefits.........    (2,721,983)    (3,615,530)    (3,445,882)    (3,609,006)
    Net transfers from (to) Fixed Account............    (3,943,016)    30,817,008     (1,179,606)     4,381,706
    Transfers between Investment Divisions...........   (27,712,958)   (27,798,097)   (18,542,200)    (6,205,878)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (51,341,770)     4,572,742    (50,210,226)   (17,702,389)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (32,400)       (29,135)        (5,445)      (225,539)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (45,089,986)    13,107,991    (41,648,800)    66,095,092
NET ASSETS:
    Beginning of year................................   280,429,596    267,321,605    413,545,537    347,450,445
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $235,339,610   $280,429,596   $371,896,737   $413,545,537
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   HIGH YIELD
                                                              GOVERNMENT--                CORPORATE BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,787,316   $  7,243,883   $ 42,308,686   $ 42,754,522
    Net realized gain (loss) on investments..........        51,695      7,658,902    (11,306,892)   (16,325,649)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (895,837)   (14,553,572)    48,866,587    154,499,618
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,943,174        349,213     79,868,381    180,928,491
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,702,340     36,408,480     14,408,799     50,502,071
    Policyowners' surrenders.........................   (19,351,263)   (25,702,933)   (67,593,230)   (49,650,185)
    Policyowners' annuity and death benefits.........    (3,331,558)    (3,575,499)    (7,783,342)    (6,855,642)
    Net transfers from (to) Fixed Account............    (5,722,334)    30,884,972     (2,295,955)    29,310,933
    Transfers between Investment Divisions...........   (39,390,063)   (77,738,480)     2,365,345    104,645,503
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (64,092,878)   (39,723,460)   (60,898,383)   127,952,680
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,311)        (2,434)      (308,374)      (576,598)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (60,171,015)   (39,376,681)    18,661,624    308,304,573
NET ASSETS:
    Beginning of year................................   249,757,028    289,133,709    778,715,247    470,410,674
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $189,586,013   $249,757,028   $797,376,871   $778,715,247
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  COMMON STOCK--                 CONVERTIBLE--
          CASH MANAGEMENT                 INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004          2003(a)          2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $ (1,458,785)  $  (2,382,321)  $   (193,100)  $ (1,014,452)  $    918,126   $  1,993,942
          (7,839)         (3,707)   (12,888,862)   (14,821,360)    (4,615,441)    (2,641,696)
              --              --             --             --             --             --
           2,072         (11,386)    40,339,057     79,633,960     12,994,494     36,619,539
    ------------   -------------   ------------   ------------   ------------   ------------
      (1,464,552)     (2,397,414)    27,257,095     63,798,148      9,297,179     35,971,785
    ------------   -------------   ------------   ------------   ------------   ------------
      82,832,764      91,921,924      4,323,036      8,696,940      4,036,622     11,688,770
     (44,058,355)    (89,747,775)   (24,094,330)   (18,695,005)   (15,568,502)   (11,062,735)
      (2,952,212)     (2,566,655)    (2,678,850)    (2,570,812)    (1,843,014)    (1,707,037)
     (24,138,819)    (22,083,503)        83,844      7,317,206       (774,552)    13,853,012
     (50,611,299)    (99,899,729)   (10,804,572)    (7,804,493)      (752,012)    18,271,370
    ------------   -------------   ------------   ------------   ------------   ------------
     (38,927,921)   (122,375,738)   (33,170,872)   (13,056,164)   (14,901,458)    31,043,380
    ------------   -------------   ------------   ------------   ------------   ------------
          (5,488)         (6,141)       (53,926)      (174,487)       (38,270)       (95,928)
    ------------   -------------   ------------   ------------   ------------   ------------
     (40,397,961)   (124,779,293)    (5,967,703)    50,567,497     (5,642,549)    66,919,237
     239,326,786     364,106,079    319,943,774    269,376,277    224,756,367    157,837,130
    ------------   -------------   ------------   ------------   ------------   ------------
    $198,928,825   $ 239,326,786   $313,976,071   $319,943,774   $219,113,818   $224,756,367
    ============   =============   ============   ============   ============   ============

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                      MID CAP                       MID CAP
       INTERNATIONAL EQUITY--                CORE--                       GROWTH--
           INITIAL CLASS                  INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004           2003            2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $   (221,628)  $     232,424   $   (431,017)  $   (273,211)  $ (1,044,492)  $   (491,460)
       1,419,563       2,357,779        719,947       (119,499)     1,456,805       (507,459)
              --              --      1,246,778             --             --             --
       8,352,821       9,017,599      8,003,511      9,303,191     13,683,264     13,281,925
    ------------   -------------   ------------   ------------   ------------   ------------
       9,550,756      11,607,802      9,539,219      8,910,481     14,095,577     12,283,006
    ------------   -------------   ------------   ------------   ------------   ------------
       1,460,935       2,959,690      1,178,876      3,426,285      1,865,232      4,642,376
      (3,884,069)     (3,998,483)    (2,455,224)    (1,055,053)    (6,610,016)    (1,185,695)
        (579,519)       (387,058)      (230,851)       (47,339)      (744,734)      (355,515)
         725,855       4,047,033        616,720      4,369,105      1,652,851      6,376,086
      17,168,964       6,898,494     11,381,654      6,053,190     13,843,206     21,922,052
              --              --             --     (1,341,645)            --             --
    ------------   -------------   ------------   ------------   ------------   ------------
      14,892,166       9,519,676     10,491,175     11,404,543     10,006,539     31,399,304
    ------------   -------------   ------------   ------------   ------------   ------------
         (26,834)        (30,837)       (25,793)       (22,359)       (29,628)       (28,759)
    ------------   -------------   ------------   ------------   ------------   ------------
      24,416,088      21,096,641     20,004,601     20,292,665     24,072,488     43,653,551
      49,242,201      28,145,560     40,144,595     19,851,930     60,481,577     16,828,026
    ------------   -------------   ------------   ------------   ------------   ------------
    $ 73,658,289   $  49,242,201   $ 60,149,196   $ 40,144,595   $ 84,554,065   $ 60,481,577
    ============   =============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                             MID CAP VALUE--               S&P 500 INDEX--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (649,357)  $   (271,909)  $    592,787   $   (207,672)
    Net realized gain (loss) on investments..........       675,617       (626,963)    (1,077,273)   (13,454,757)
    Realized gain distribution received..............     1,246,854             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,701,449     22,832,096     53,483,871    143,135,055
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    18,974,563     21,933,224     52,999,385    129,472,626
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,879,275      8,327,340      9,465,336     23,543,660
    Policyowners' surrenders.........................    (6,774,051)    (4,062,659)   (50,784,682)   (34,117,892)
    Policyowners' annuity and death benefits.........      (675,900)      (367,802)    (5,238,699)    (6,350,583)
    Net transfers from (to) Fixed Account............     1,470,263     12,774,041      1,154,429     18,600,028
    Transfers between Investment Divisions...........    20,340,993      6,311,646       (508,570)     4,358,941
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    17,240,580     22,982,566    (45,912,186)     6,034,154
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (56,292)       (51,070)       (95,632)      (351,440)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    36,158,851     44,864,720      6,991,567    135,155,340
NET ASSETS:
    Beginning of year................................   108,601,078     63,736,358    627,345,460    492,190,120
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $144,759,929   $108,601,078   $634,337,027   $627,345,460
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 DREYFUS                     EAGLE ASSET
                                                              LARGE COMPANY                  MANAGEMENT
                                                                 VALUE--                   GROWTH EQUITY--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (260,322)  $   (266,014)  $ (1,266,866)  $ (1,281,330)
    Net realized gain (loss) on investments..........         4,473     (2,275,765)   (13,644,070)   (12,195,189)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     5,051,499     12,758,701      9,803,326     37,495,332
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,795,650     10,216,922     (5,107,610)    24,018,813
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       747,857      2,121,033      1,709,414      4,134,989
    Policyowners' surrenders.........................    (3,498,688)    (2,043,915)    (7,391,220)    (6,086,894)
    Policyowners' annuity and death benefits.........      (560,862)      (332,180)    (1,077,715)    (1,105,021)
    Net transfers from (to) Fixed Account............       540,957      3,605,517        (66,344)     3,249,687
    Transfers between Investment Divisions...........     2,808,990      3,085,364     (9,295,560)       670,352
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (8,611,688)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............        38,254     (2,175,869)   (16,121,425)       863,113
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (8,129)       (28,326)        12,190        (61,418)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     4,825,775      8,012,727    (21,216,845)    24,820,508
NET ASSETS:
    Beginning of year................................    49,586,838     41,574,111    117,938,708     93,118,200
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 54,412,613   $ 49,586,838   $ 96,721,863   $117,938,708
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                                                                             MAINSTAY VP
            SMALL CAP                   MAINSTAY VP                   MAINSTAY VP               AMERICAN CENTURY
            GROWTH--                  TOTAL RETURN--                    VALUE--                 INCOME & GROWTH--
          INITIAL CLASS                INITIAL CLASS                 INITIAL CLASS                INITIAL CLASS
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004           2003          2004          2003
    -----------------------------------------------------------------------------------------------------------------
    $  (989,709)  $  (604,585)  $    540,473   $  1,205,551   $   (763,344)  $    359,707   $   166,828   $       (92)
      1,633,362    (1,153,363)    (2,943,135)    (3,630,231)    (1,453,022)    (5,890,280)     (191,872)   (2,547,902)
             --            --             --             --             --             --            --            --
      4,351,673    16,529,663     13,900,293     42,560,872     25,508,177     56,473,800     5,821,819    14,161,573
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      4,995,326    14,771,715     11,497,631     40,136,192     23,291,811     50,943,227     5,796,775    11,613,579
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,675,404     4,877,710      3,452,132      8,518,075      4,357,551      9,797,374       638,424     2,103,564
     (3,436,078)   (1,991,471)   (21,938,731)   (16,927,438)   (20,331,298)   (15,800,613)   (4,035,637)   (2,790,642)
       (864,063)     (782,400)    (3,153,638)    (3,122,813)    (2,286,653)    (1,852,667)     (460,829)     (404,451)
      1,132,036     7,467,466     (1,026,343)     4,992,559        987,792     10,673,410       257,545     2,697,580
      2,943,652    16,552,766     (6,771,325)     2,187,879      1,332,931      1,172,233     1,778,082     1,956,397
             --            --             --             --             --             --            --    (8,547,910)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,450,951    26,124,071    (29,437,905)    (4,351,738)   (15,939,677)     3,989,737    (1,822,415)   (4,985,462)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        (14,327)      (35,935)       (30,966)      (110,501)       (47,800)      (127,474)      (12,618)      (31,349)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      6,431,950    40,859,851    (17,971,240)    35,673,953      7,304,334     54,805,490     3,961,742     6,596,768
     66,190,483    25,330,632    264,289,923    228,615,970    251,477,465    196,671,975    53,947,534    47,350,766
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $72,622,433   $66,190,483   $246,318,683   $264,289,923   $258,781,799   $251,477,465   $57,909,276   $53,947,534
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

           MAINSTAY VP                     ALGER
           LORD ABBETT                   AMERICAN
           DEVELOPING                      SMALL                        AMSOUTH                      AMSOUTH
            GROWTH--                 CAPITALIZATION--                  ENHANCED                   INTERNATIONAL
          INITIAL CLASS               CLASS O SHARES                  MARKET FUND                  EQUITY FUND
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004         2003(a)         2004         2003(a)
    -----------------------------------------------------------------------------------------------------------------
    $  (455,324)  $  (369,336)  $ (1,083,462)  $   (862,668)  $    (18,709)  $    (15,224)  $    (9,443)  $    (1,452)
     (1,142,594)   (2,206,925)     1,102,016     (1,560,092)        10,889        (26,430)       18,561          (585)
             --            --             --             --             --             --            --            --
      2,701,305    10,620,501     10,278,565     23,309,923        242,581        506,867       129,837       100,070
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,103,387     8,044,240     10,297,119     20,887,163        234,761        465,213       138,955        98,033
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        344,461     1,333,300      1,294,475      2,608,627        125,515         69,921        42,878         4,873
     (2,377,746)   (1,128,990)    (5,742,240)    (4,750,529)      (263,165)       (93,264)      (28,904)      (11,245)
       (212,455)     (170,538)      (627,422)      (523,087)        (5,652)        (5,011)           --            --
        124,265     1,581,719         14,609      1,933,607        411,920        350,589       203,946        86,875
       (299,255)    5,612,694      1,537,648      2,985,461        (59,649)       199,229         2,235        75,722
             --    (1,887,174)            --             --             --             --            --            --
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (2,420,730)    5,341,011     (3,522,930)     2,254,079        208,969        521,464       220,155       156,225
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
         (4,558)      (18,342)       (33,722)       (57,511)          (442)        (1,367)         (430)         (314)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (1,321,901)   13,366,909      6,740,467     23,083,731        443,288        985,310       358,680       253,944
     32,963,562    19,596,653     73,283,468     50,199,737      2,547,750      1,562,440       393,309       139,365
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $31,641,661   $32,963,562   $ 80,023,935   $ 73,283,468   $  2,991,038   $  2,547,750   $   751,989   $   393,309
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003


                                                                        AMSOUTH                       AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                              ---------------------------   ---------------------------
                                                                  2004         2003(a)          2004         2003(a)
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $    (53,985)  $    (42,679)  $    (26,687)  $    (16,712)
    Net realized gain (loss) on investments.................         6,159        (45,208)        (2,620)       (23,864)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       202,593        780,271        257,002        359,670
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................       154,767        692,384        227,695        319,094
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       198,977         85,877         51,416         93,604
    Policyowners' surrenders................................      (304,428)      (212,202)      (128,719)       (47,231)
    Policyowners' annuity and death benefits................       (23,711)       (19,127)       (21,436)          (565)
    Net transfers from (to) Fixed Account...................       590,151        720,622        229,951        219,190
    Transfers between Investment Divisions..................      (182,393)       231,887        110,755         88,106
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................       278,596        807,057        241,967        353,104
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................           (48)        (1,927)          (663)          (838)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................       433,315      1,497,514        468,999        671,360
NET ASSETS:
    Beginning of year.......................................     4,023,622      2,526,108      1,497,758        826,398
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $  4,456,937   $  4,023,622   $  1,966,757   $  1,497,758
                                                              ============   ============   ============   ============

                                                                      JANUS ASPEN                   JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                              ---------------------------   ---------------------------
                                                                  2004           2003           2004           2003
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $  4,722,954   $  4,965,652   $ (1,151,856)  $   (763,220)
    Net realized gain (loss) on investments.................    (4,474,341)    (8,290,284)   (18,343,813)   (15,235,868)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................    40,046,366     76,608,412     26,904,789     71,930,077
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................    40,294,979     73,283,780      7,409,120     55,930,989
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................     8,466,524     23,016,998      4,116,985      8,565,902
    Policyowners' surrenders................................   (47,771,158)   (40,684,487)   (21,215,237)   (17,178,053)
    Policyowners' annuity and death benefits................    (6,407,812)    (5,758,129)    (2,288,198)    (2,295,628)
    Net transfers from (to) Fixed Account...................    (1,642,095)    22,230,570     (1,090,554)     4,677,762
    Transfers between Investment Divisions..................   (38,084,883)   (27,330,412)   (24,714,699)   (23,041,266)
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................   (85,439,424)   (28,525,460)   (45,191,703)   (29,271,283)
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................      (115,991)      (203,148)       (65,371)      (154,832)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................   (45,260,436)    44,555,172    (37,847,954)    26,504,874
NET ASSETS:
    Beginning of year.......................................   644,950,305    600,395,133    293,545,416    267,040,542
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $599,689,869   $644,950,305   $255,697,462   $293,545,416
                                                              ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004         2003(a)        2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $   149,618   $   239,419   $  (433,994)  $  (251,216)  $ (3,890,857)  $ (2,851,154)  $    236,947   $    566,581
       (673,123)     (978,712)    1,836,787        (8,060)     3,499,702     (3,074,284)      (359,754)    (4,706,587)
             --            --            --            --             --             --        843,888             --
      3,444,066     5,993,240    (2,247,143)    6,316,256     47,628,975     77,663,065     21,258,222     52,748,569
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,920,561     5,253,947      (844,350)    6,056,980     47,237,820     71,737,627     21,979,303     48,608,563
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,912,310     3,634,452       861,314     2,889,939      4,866,868     12,036,604      3,534,145      7,217,772
     (2,557,405)   (1,775,298)   (1,883,394)   (1,750,594)   (27,630,497)   (18,113,205)   (18,372,755)   (13,147,263)
       (313,320)     (426,011)     (139,715)     (523,350)    (3,331,670)    (3,146,918)    (3,457,556)    (2,522,229)
      1,320,941     2,892,282       273,926     2,215,354      1,051,962     14,657,470        519,114      9,011,341
      1,261,938     2,093,259    (1,419,495)   14,589,127     15,267,034      8,049,260     10,275,155      8,708,855
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,624,464     6,418,684    (2,307,364)   17,420,476     (9,776,303)    13,483,211     (7,501,897)     9,268,476
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,095)      (13,904)         (203)      (13,910)      (124,058)      (199,895)       (39,953)      (130,233)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      8,537,930    11,658,727    (3,151,917)   23,463,546     37,337,459     85,020,943     14,437,453     57,746,806
     39,045,010    27,386,283    30,836,146     7,372,600    347,156,781    262,135,838    225,491,383    167,744,577
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,582,940   $39,045,010   $27,684,229   $30,836,146   $384,494,240   $347,156,781   $239,928,836   $225,491,383
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004          2003          2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $  (253,140)  $  (222,991)  $  (142,608)  $  (282,085)  $     (4,978)  $      6,211   $   (115,589)  $    (69,334)
       (688,954)   (1,604,575)   (3,662,424)   (4,664,295)       176,638         16,162        553,477       (194,925)
             --            --            --            --             --             --             --             --
      3,857,911     7,223,602     9,204,880    12,606,535        618,262        426,467        547,732      1,368,333
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,915,817     5,396,036     5,399,848     7,660,155        789,922        448,840        985,620      1,104,074
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        417,932       895,386       613,330     1,226,447           (847)        22,366        108,516        147,242
     (2,042,135)   (1,611,515)   (3,025,238)   (2,025,330)      (413,819)      (104,866)      (771,094)      (272,161)
       (393,162)     (394,980)     (454,115)     (291,143)        (8,802)       (20,832)       (21,737)       (29,572)
        167,795     1,359,702        71,907     1,086,641         77,535        468,628        145,863        875,524
       (972,112)     (834,702)     (959,730)   (1,257,567)     1,360,445        590,358       (586,920)     3,441,423
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (2,821,682)     (586,109)   (3,753,846)   (1,260,952)     1,014,512        955,654     (1,125,372)     4,162,456
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,188)      (14,576)      (15,568)      (20,566)        (2,284)        (1,207)        (3,450)        (2,836)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         86,947     4,795,351     1,630,434     6,378,637      1,802,150      1,403,287       (143,202)     5,263,694
     32,016,534    27,221,183    40,916,592    34,537,955      2,143,353        740,066      8,310,675      3,046,981
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $32,103,481   $32,016,534   $42,547,026   $40,916,592   $  3,945,503   $  2,143,353   $  8,167,473   $  8,310,675
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                                                              VAN ECK
                                                              T. ROWE PRICE                  WORLDWIDE
                                                                 EQUITY                        HARD
                                                            INCOME PORTFOLIO                  ASSETS
                                                       ---------------------------   -------------------------
                                                           2004           2003          2004         2003(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    279,178   $    421,520   $  (355,555)  $  (116,038)
    Net realized gain (loss) on investments..........     1,590,010     (1,529,969)      891,456       (75,442)
    Realized gain distribution received..............     4,468,125             --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,740,392     32,535,177     6,253,833     4,670,344
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    24,077,705     31,426,728     6,789,734     4,478,864
                                                       ------------   ------------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,035,824      8,988,647    11,138,000     2,302,435
    Policyowners' surrenders.........................   (12,445,881)    (7,703,430)   (1,729,565)     (959,101)
    Policyowners' annuity and death benefits.........    (1,401,414)    (1,173,937)     (175,456)     (232,312)
    Net transfers from (to) Fixed Account............     2,335,449     13,285,554     2,669,176     1,491,196
    Transfers between Investment Divisions...........    22,298,176     11,156,473    11,071,374     2,024,174
                                                       ------------   ------------   -----------   -----------
      Net contributions and (withdrawals)............    13,822,154     24,553,307    22,973,529     4,626,392
                                                       ------------   ------------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (51,858)       (84,219)      (21,840)      (12,446)
                                                       ------------   ------------   -----------   -----------
        Increase (decrease) in net assets............    37,848,001     55,895,816    29,741,423     9,092,810
NET ASSETS:
    Beginning of year................................   172,514,002    116,618,186    18,047,899     8,955,089
                                                       ------------   ------------   -----------   -----------
    End of year......................................  $210,362,003   $172,514,002   $47,789,322   $18,047,899
                                                       ============   ============   ===========   ===========

                                                               VAN KAMPEN
                                                                   UIF
                                                            EMERGING MARKETS
                                                                EQUITY--
                                                                 CLASS I
                                                       ---------------------------
                                                           2004           2003
                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (323,589)  $   (493,604)
    Net realized gain (loss) on investments..........    (2,237,707)      (463,160)
    Realized gain distribution received..............            --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,682,534     16,827,765
                                                       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     8,121,238     15,871,001
                                                       ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       756,714      1,178,764
    Policyowners' surrenders.........................    (3,406,142)    (2,253,626)
    Policyowners' annuity and death benefits.........      (470,417)      (185,044)
    Net transfers from (to) Fixed Account............       311,044      1,322,283
    Transfers between Investment Divisions...........     2,549,112     (1,193,319)
                                                       ------------   ------------
      Net contributions and (withdrawals)............      (259,689)    (1,130,942)
                                                       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (30,453)       (41,230)
                                                       ------------   ------------
        Increase (decrease) in net assets............     7,831,096     14,698,829
NET ASSETS:
    Beginning of year................................    40,459,860     25,761,031
                                                       ------------   ------------
    End of year......................................  $ 48,290,956   $ 40,459,860
                                                       ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                                BOND--              CAPITAL APPRECIATION--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,263,428   $   669,046   $  (436,405)  $   (35,306)
    Net realized gain (loss) on investments..........     (120,641)       (9,433)      138,540         3,797
    Realized gain distribution received..............      583,451       451,604            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (806,292)     (967,216)    1,516,420       907,201
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      919,946       144,001     1,218,555       875,692
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   28,326,752    16,184,310    23,617,625    12,149,453
    Policyowners' surrenders.........................   (1,630,614)     (134,737)     (923,834)      (55,367)
    Policyowners' annuity and death benefits.........     (229,185)      (22,694)      (48,557)           --
    Net transfers from (to) Fixed Account............    8,056,169     2,804,694     5,080,974     1,409,906
    Transfers between Investment Divisions...........       55,370       (86,376)     (492,509)      509,713
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   34,578,492    18,745,197    27,233,699    14,013,705
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,791)         (625)          (40)       (1,720)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   35,493,647    18,888,573    28,452,214    14,887,677
NET ASSETS:
    Beginning of year................................   18,888,573            --    14,887,677            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $54,382,220   $18,888,573   $43,339,891   $14,887,677
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                        INTERNATIONAL EQUITY--          MID CAP CORE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (43,116)  $   100,083   $  (217,792)  $    (3,743)
    Net realized gain (loss) on investments..........       95,246           584       120,785         4,307
    Realized gain distribution received..............           --            --       774,026            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    4,938,118       730,172     4,387,762       660,013
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    4,990,248       830,839     5,064,781       660,577
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   23,853,952     6,487,226    18,091,012     6,647,592
    Policyowners' surrenders.........................     (710,428)      (20,173)     (727,901)      (24,107)
    Policyowners' annuity and death benefits.........     (128,863)           --       (47,234)           --
    Net transfers from (to) Fixed Account............    5,109,965       777,923     4,277,750       754,227
    Transfers between Investment Divisions...........    3,086,439       506,598     2,489,388       392,621
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   31,211,065     7,751,574    24,083,015     7,770,333
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,377)       (1,754)      (11,921)       (1,225)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   36,188,936     8,580,659    29,135,875     8,429,685
NET ASSETS:
    Beginning of year................................    8,580,659            --     8,429,685            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $44,769,595   $ 8,580,659   $37,565,560   $ 8,429,685
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                   HIGH YIELD
         COMMON STOCK--               CONVERTIBLE--                GOVERNMENT--               CORPORATE BOND--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $    31,617   $    48,214   $   453,711   $   358,567   $  1,024,910   $   536,713   $ 13,913,633   $ 4,572,088
        104,390         8,375       181,638        10,159       (128,103)      (23,739)       361,833        75,226
             --            --            --            --             --            --             --            --
      2,151,066       660,345     2,142,049       937,676       (455,402)     (461,521)     4,263,691      (427,034)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      2,287,073       716,934     2,777,398     1,306,402        441,405        51,453     18,539,157     4,220,280
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     15,004,613     7,989,297    32,545,228    17,816,107     19,050,338    11,550,843    135,148,403    62,557,554
       (661,788)      (30,782)   (1,718,393)      (93,399)    (1,380,706)     (111,045)    (5,501,123)     (510,614)
        (13,750)           --       (90,073)       (2,472)       (49,221)      (21,357)      (646,595)      (16,408)
      3,151,764       864,374    11,513,571     3,058,428      4,873,982     1,798,730     24,002,067     6,778,138
        965,360       259,250        73,250       536,450       (316,483)     (163,918)     5,903,008     3,406,645
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     18,446,199     9,082,139    42,323,583    21,315,114     22,177,910    13,053,253    158,905,760    72,215,315
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
         (3,291)       (1,506)       (7,685)       (2,639)        (2,564)         (410)       (58,909)       (8,981)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     20,729,981     9,797,567    45,093,296    22,618,877     22,616,751    13,104,296    177,386,008    76,426,614
      9,797,567            --    22,618,877            --     13,104,296            --     76,426,614            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $30,527,548   $ 9,797,567   $67,712,173   $22,618,877   $ 35,721,047   $13,104,296   $253,812,622   $76,426,614
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                  MAINSTAY VP
        MID CAP GROWTH--             MID CAP VALUE--             S&P 500 INDEX--             SMALL CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $  (575,564)  $   (50,908)  $  (173,943)  $    75,068   $    471,681   $   289,627   $   (487,206)  $   (42,984)
        677,570        16,617       140,015         2,824        272,518         8,627        212,295       101,617
             --            --       614,383            --             --            --             --            --
      9,017,157     1,056,186     7,035,664     1,397,565      8,340,201     2,344,601      4,008,944       924,548
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      9,119,163     1,021,895     7,616,119     1,475,457      9,084,400     2,642,855      3,734,033       983,181
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     29,060,538    12,366,489    34,795,764    12,558,709     70,753,569    30,225,134     26,608,690    10,104,785
     (1,306,305)      (42,443)   (1,361,139)     (148,820)    (3,005,687)     (126,507)    (1,423,298)      (63,684)
       (142,289)           --       (47,597)       (9,982)      (268,779)           --        (91,716)           --
      6,356,741     1,429,279     8,978,905     1,967,194     15,775,645     3,826,016      6,127,312     1,588,488
      1,974,479       967,172     4,910,904       767,872      2,375,002     1,550,382        753,456     1,007,218
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     35,943,164    14,720,497    47,276,837    15,134,973     85,629,750    35,475,025     31,974,444    12,636,807
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
        (16,684)       (1,707)      (18,810)       (2,880)       (11,840)       (5,577)        (7,084)       (1,549)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     45,045,643    15,740,685    54,874,146    16,607,550     94,702,310    38,112,303     35,701,393    13,618,439
     15,740,685            --    16,607,550            --     38,112,303            --     13,618,439            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $60,786,328   $15,740,685   $71,481,696   $16,607,550   $132,814,613   $38,112,303   $ 49,319,832   $13,618,439
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   135,182   $   151,742   $   (43,521)  $   132,011
    Net realized gain (loss) on investments..........      154,606         8,420       309,475         5,578
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,111,906       318,435     3,379,065     1,078,395
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,401,694       478,597     3,645,019     1,215,984
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   17,926,443     9,409,022    25,919,825    11,071,138
    Policyowners' surrenders.........................     (884,719)      (64,750)     (974,606)      (45,141)
    Policyowners' annuity and death benefits.........      (28,772)       (1,839)      (10,553)       (1,873)
    Net transfers from (to) Fixed Account............    4,809,650     1,240,638     6,144,530     1,672,577
    Transfers between Investment Divisions...........     (704,132)      626,032     1,352,930       604,755
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   21,118,470    11,209,103    32,432,126    13,301,456
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (2,608)         (941)       (5,918)       (2,453)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   22,517,556    11,686,759    36,071,227    14,514,987
NET ASSETS:
    Beginning of year................................   11,686,759            --    14,514,987            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $34,204,315   $11,686,759   $50,586,214   $14,514,987
                                                       ===========   ===========   ===========   ===========

                                                                                               COLONIAL SMALL
                                                         ALGER AMERICAN SMALL                  CAP VALUE FUND,
                                                           CAPITALIZATION--                   VARIABLE SERIES--
                                                            CLASS S SHARES                         CLASS B
                                                       -------------------------              -----------------
                                                         2004(F)       2003(B)                     2004(G)
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (165,727)  $   (12,957)                $    3,033
    Net realized gain (loss) on investments..........      118,747         3,323                        203
    Realized gain distribution received..............           --            --                     27,573
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,876,029       265,197                      1,048
                                                       -----------   -----------                 ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,829,049       255,563                     31,857
                                                       -----------   -----------                 ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    9,106,509     3,487,235                    817,168
    Policyowners' surrenders.........................     (401,534)      (12,836)                       (24)
    Policyowners' annuity and death benefits.........      (13,407)           --                         --
    Net transfers from (to) Fixed Account............    1,847,356       381,569                     49,822
    Transfers between Investment Divisions...........    1,575,086       246,929                    650,198
                                                       -----------   -----------                 ----------
      Net contributions and (withdrawals)............   12,114,010     4,102,897                  1,517,164
                                                       -----------   -----------                 ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,150)         (395)                       (19)
                                                       -----------   -----------                 ----------
        Increase (decrease) in net assets............   13,938,909     4,358,065                  1,549,002
NET ASSETS:
    Beginning of year................................    4,358,065            --                         --
                                                       -----------   -----------                 ----------
    End of year......................................  $18,296,974   $ 4,358,065                 $1,549,002
                                                       ===========   ===========                 ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                 MAINSTAY VP                MAINSTAY VP                 MAINSTAY VP
        AMERICAN CENTURY              DREYFUS LARGE          EAGLE ASSET MANAGEMENT     LORD ABBETT DEVELOPING
        INCOME & GROWTH--            COMPANY VALUE--            GROWTH EQUITY--                GROWTH--
          SERVICE CLASS               SERVICE CLASS              SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   ------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)      2003(B)       2004(F)       2003(B)
    ------------------------------------------------------------------------------------------------------------
    $   108,061   $    33,732   $   (67,395)  $    16,252   $  (190,563)  $  (18,715)  $  (137,361)  $   (14,763)
         86,092         2,148       241,967         1,536        16,757        8,458        73,680         9,907
             --            --            --            --            --           --            --            --
      1,079,250       269,166     1,279,898       406,307      (106,780)     401,277       782,042       162,697
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      1,273,403       305,046     1,454,470       424,095      (280,586)     391,020       718,361       157,841
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      9,312,918     2,939,211    10,037,234     4,252,337     9,002,711    5,659,004     7,124,597     3,453,771
       (422,105)      (20,244)     (541,140)      (12,409)     (607,575)     (26,883)     (309,470)      (22,215)
        (30,053)           --       (16,205)           --       (45,733)          --       (22,050)           --
      2,302,058       494,253     2,129,230       786,074     2,292,436      760,252     1,528,709       385,802
        326,344       235,857     1,081,684       257,778      (966,782)     332,119       152,924       263,554
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     11,489,162     3,649,077    12,690,803     5,283,780     9,675,057    6,724,492     8,474,710     4,080,912
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
         (1,969)         (625)       (1,895)         (878)        1,502         (758)       (1,318)         (157)
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     12,760,596     3,953,498    14,143,378     5,706,997     9,395,973    7,114,754     9,191,753     4,238,596
      3,953,498            --     5,706,997            --     7,114,754           --     4,238,596            --
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
    $16,714,094   $ 3,953,498   $19,850,375   $ 5,706,997   $16,510,727   $7,114,754   $13,430,349   $ 4,238,596
    ===========   ===========   ===========   ===========   ===========   ==========   ===========   ===========


      DREYFUS IP TECHNOLOGY          FIDELITY(R) VIP             FIDELITY(R) VIP             FIDELITY(R) VIP
            GROWTH--                 CONTRAFUND(R)--             EQUITY-INCOME--                MID CAP--
         SERVICE SHARES              SERVICE CLASS 2             SERVICE CLASS 2             SERVICE CLASS 2
    -------------------------   -------------------------   -------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)       2003(B)        2004         2003(C)
    -------------------------------------------------------------------------------------------------------------
    $  (226,976)  $   (28,950)  $  (709,526)  $   (62,633)  $  (320,657)  $   (54,055)  $  (484,984)  $    (9,128)
        113,983        30,527       113,070         7,697       157,958         9,678       176,170         5,852
             --            --            --            --        83,974            --            --            --
         80,024       467,105     8,705,990     1,333,185     5,156,865     1,500,408    10,086,422       297,094
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        (32,969)      468,682     8,109,534     1,278,249     5,078,140     1,456,031     9,777,608       293,818
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     10,108,446     6,715,921    44,851,838    14,442,367    37,912,960    13,722,795    27,676,531     1,861,787
       (584,616)      (22,108)   (1,456,588)      (72,874)   (1,455,786)      (69,883)   (1,346,299)      (36,974)
        (23,572)           --      (134,820)           --       (85,116)       (8,028)     (169,701)           --
      2,146,155       585,804    10,791,287     2,527,803     7,529,061     1,661,505     5,792,542       316,111
       (358,894)      446,667     5,045,675     1,042,665     2,936,845       488,394    27,377,145     2,629,850
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,287,519     7,726,284    59,097,392    17,939,961    46,837,964    15,794,783    59,330,218     4,770,774
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            354          (670)      (17,820)       (2,511)       (7,101)       (3,060)      (20,415)         (398)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,254,904     8,194,296    67,189,106    19,215,699    51,909,003    17,247,754    69,087,411     5,064,194
      8,194,296            --    19,215,699            --    17,247,754            --     5,064,194            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $19,449,200   $ 8,194,296   $86,404,805   $19,215,699   $69,156,757   $17,247,754   $74,151,605   $ 5,064,194
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                          JANUS ASPEN SERIES          JANUS ASPEN SERIES
                                                              BALANCED--              WORLDWIDE GROWTH--
                                                            SERVICE SHARES              SERVICE SHARES
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   583,599   $   128,799   $   (54,547)  $   (9,168)
    Net realized gain (loss) on investments..........      147,574         5,656       115,752        5,488
    Realized gain distribution received..............           --            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    3,015,545       917,096       643,853      552,083
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    3,746,718     1,051,551       705,058      548,403
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   29,613,727    20,254,818    10,432,636    5,688,873
    Policyowners' surrenders.........................   (1,721,304)     (105,144)     (553,518)     (25,856)
    Policyowners' annuity and death benefits.........     (171,981)           --        (6,553)          --
    Net transfers from (to) Fixed Account............    8,893,450     3,134,124     2,295,374      756,492
    Transfers between Investment Divisions...........       66,432       302,659       282,848      203,774
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   36,680,324    23,586,457    12,450,787    6,623,283
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (8,595)       (2,405)       (2,741)      (1,192)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   40,418,447    24,635,603    13,153,104    7,170,494
NET ASSETS:
    Beginning of year................................   24,635,603            --     7,170,494           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $65,054,050   $24,635,603   $20,323,598   $7,170,494
                                                       ===========   ===========   ===========   ==========

                                                                                        VAN KAMPEN UIF
                                                                                           EMERGING
                                                         T. ROWE PRICE EQUITY          MARKETS EQUITY--
                                                         INCOME PORTFOLIO--II              CLASS II
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    33,866   $    28,151   $   (65,856)  $   (6,522)
    Net realized gain (loss) on investments..........     (129,339)      (11,111)      202,906       30,499
    Realized gain distribution received..............    1,456,677            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    5,825,328     1,323,740     1,869,318      234,981
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    7,186,532     1,340,780     2,006,368      258,958
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   41,425,016    13,752,482     7,763,796    1,877,349
    Policyowners' surrenders.........................   (1,767,134)      (69,148)     (290,705)      (5,182)
    Policyowners' annuity and death benefits.........     (123,624)      (22,489)       (5,113)          --
    Net transfers from (to) Fixed Account............    9,224,798     1,917,938     1,178,214      149,329
    Transfers between Investment Divisions...........    5,787,228       911,110       706,355      591,097
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   54,546,284    16,489,893     9,352,547    2,612,593
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,074)       18,413        (6,235)        (392)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   61,720,742    17,849,086    11,352,680    2,871,159
NET ASSETS:
    Beginning of year................................   17,849,086            --     2,871,159           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $79,569,828   $17,849,086   $14,223,839   $2,871,159
                                                       ===========   ===========   ===========   ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through June 30, 2004.
(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       MFS(R) INVESTORS                MFS(R)                    MFS(R)            NEUBERGER BERMAN AMT
        TRUST SERIES--           RESEARCH SERIES--         UTILITIES SERIES--        MID-CAP GROWTH--
         SERVICE CLASS             SERVICE CLASS             SERVICE CLASS               CLASS S
    -----------------------   ------------------------   ----------------------   ----------------------
     2004(F)      2003(B)       2004(F)      2003(B)       2004(D)     2003(B)      2004(F)     2003(B)
    ----------------------------------------------------------------------------------------------------
    $  (26,813)  $   (4,088)  $   (25,827)  $   (6,664)  $  (118,759)  $   (295)  $   (42,285)  $ (1,867)
        25,554        2,765        37,936          890        32,251          4        44,444        231
            --           --            --           --            --         --            --         --
       301,264       69,400       501,466      119,316     4,016,228     11,177       597,813     27,641
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
       300,005       68,077       513,575      113,542     3,929,720     10,886       599,972     26,005
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     1,826,405      840,705     2,116,731    1,261,053    12,619,966    137,548     3,566,648    208,242
      (107,551)      (2,718)     (144,050)      (2,817)     (357,193)        --       (84,158)    (2,463)
        (5,251)          --        (4,190)          --       (49,452)        --            --         --
       478,904      177,860       538,998      189,489     2,379,686      9,469       730,692    262,967
        11,871       35,184       238,485      212,793    21,241,132        (17)      453,983     23,747
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,204,378    1,051,031     2,745,974    1,660,518    35,834,139    147,000     4,667,165    492,493
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
          (579)        (151)       (1,179)        (252)       (6,965)       (14)       (1,508)       (50)
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,503,804    1,118,957     3,258,370    1,773,808    39,756,894    157,872     5,265,629    518,448
     1,118,957           --     1,773,808           --       157,872         --       518,448         --
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
    $3,622,761   $1,118,957   $ 5,032,178   $1,773,808   $39,914,766   $157,872   $ 5,784,077   $518,448
    ==========   ==========   ===========   ==========   ===========   ========   ===========   ========

          Victory VIF
          Diversified
            Stock--
         Class A Shares
         --------------
            2004(e)
         --------------
          $     3,493
               18,027
                   --
              317,404
          -----------
              338,924
          -----------
            2,388,147
             (218,206)
                   --
              461,479
            2,885,624
          -----------
            5,517,044
          -----------
                 (499)
          -----------
            5,855,469
                   --
          -----------
          $ 5,855,469
          ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(1)
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(2)
MainStay VP S&P 500 Index--Initial Class(3)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(4)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(5)
MainStay VP S&P 500 Index--Service Class(6)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

  Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Growth Equity--Initial Class

  (2) Formerly MainStay VP Equity Income--Initial Class

  (3) Formerly MainStay VP Indexed Equity--Initial Class

  (4) Formerly MainStay VP Growth Equity--Service Class

  (5) Formerly MainStay VP Equity Income--Service Class

  (6) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay, Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Account.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of the Separate Account are as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Number of shares...................................        17,748                   17,355               199,759
Identified cost....................................      $242,308                 $522,767              $199,759


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Number of shares...................................        11,798                   26,107                   6,692
Identified cost....................................      $113,687                 $671,418                $ 57,088

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Purchases..........................................      $ 15,751                 $  5,367              $161,258
Proceeds from sales................................        60,025                   60,339               201,751


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Purchases..........................................      $ 23,667                 $ 25,087                $  9,319
Proceeds from sales................................         5,776                   70,550                   8,846

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         15,357            19,526            17,910             80,855             5,239             4,599             7,311
       $359,052          $209,812          $198,001           $724,782          $ 57,793           $45,514           $62,707

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         14,834            15,773             5,068             4,863             8,753             3,500             3,964
       $280,995          $238,331          $ 54,454          $ 48,171          $130,446           $30,526           $61,757


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $  7,686          $ 19,730          $ 20,059           $119,814          $ 24,068           $15,047           $19,567
         41,185            33,766            79,653            138,661             9,337             3,704            10,549

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  8,932          $ 11,348          $  5,093          $  7,904          $  3,176           $ 3,723           $ 7,063
         37,935            28,109             6,757             8,118            20,629             6,610            11,693

--------------------------------------------------------------------------------


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Number of shares..................       329              62                 485              215         25,511
Identified cost...................    $2,594          $  548            $  4,010          $ 1,539        $47,261

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Number of shares..................         194             460               9,450            2,612          4,386
Identified cost...................      $2,950          $6,809            $178,027          $37,665        $37,268


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Purchases.........................    $  644          $  283            $    917          $   397        $10,003
Proceeds from sales...............       452              72                 691              180          4,203

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Purchases.........................      $1,580          $2,200            $ 31,079          $25,882        $ 9,965
Proceeds from sales...............         566           3,443              12,452            3,185         10,547

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,187            14,496             9,491            24,677             9,583             1,782             2,791
        $26,124          $341,074          $213,356          $610,831          $397,716           $31,734           $46,849

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 9,054          $ 13,929          $ 16,459          $ 18,338          $  7,363           $ 1,379           $ 2,240
         11,801            27,637            22,891            99,408            53,952             4,463             6,149

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        4,107                  2,026                  1,496
Identified cost...................................     $ 56,354                $41,076                $27,827

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        5,475                  4,562                  2,063
Identified cost...................................     $122,598                $44,566                $32,901


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 38,871                $28,793                $19,406
Proceeds from sales...............................        2,306                  1,878                    849

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 88,793                $33,693                $23,466
Proceeds from sales...............................        2,338                  2,069                  2,119

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          6,044             3,379             25,778             3,190             2,878             5,276             5,837
        $64,877           $36,766           $250,872           $39,258           $32,649           $50,931           $63,293

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
          3,089             1,465             1,777             1,496             1,492               912                 92
        $46,311           $15,421          $ 18,239           $16,279           $12,535           $16,221            $ 1,549

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        $45,451           $28,215           $179,230           $31,887           $25,388           $39,936           $48,639
          2,498             4,925              5,781               597               653             4,408               741

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
        $34,628           $12,273          $ 14,582           $11,496           $ 9,161           $12,705            $ 1,572
          2,104               633             1,902             1,966               787               706                 23

--------------------------------------------------------------------------------

                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        2,265             3,290              2,766              2,489              2,587                766
Identified cost......      $18,976           $76,665            $62,739            $64,001            $61,360            $19,203


                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $13,015           $59,289            $47,936            $60,437            $39,703            $13,633
Proceeds from sales..        1,903               670              1,148              1,389              2,280              1,184

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
           202              332            1,969              327            3,579            1,293              535
        $3,265           $4,429          $35,986           $5,179          $72,695          $12,169           $5,555

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
        $2,421           $2,997          $36,069           $6,538          $57,391          $12,413           $5,936
           234              266              262            1,896            1,118            3,089              399

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity, AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:


                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                         CAPITAL
                                                                        BOND--                        APPRECIATION--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2004             2003             2004             2003
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       200              728              352              578
Units Redeemed..............................................    (2,470)          (2,394)          (3,337)          (2,779)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (2,270)          (1,666)          (2,985)          (2,201)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --               30                2                1
Units Redeemed..............................................       (25)             (79)             (24)             (15)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (25)             (49)             (22)             (14)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        37            2,704              227            1,861
Units Redeemed..............................................    (1,014)          (1,053)            (710)            (211)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (977)           1,651             (483)           1,650
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        43            1,268               55              577
Units Redeemed..............................................      (319)            (287)             (61)             (30)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (276)             981               (6)             547
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................         1               28               --                4
Units Redeemed..............................................        (9)              (8)              --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (8)              20               --                4
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        COMMON STOCK--    CONVERTIBLE--     GOVERNMENT--
      CASH MANAGEMENT       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    --------------------   ---------------   --------------   ---------------
     2004      2003(a)      2004     2003     2004    2003     2004     2003
    -------------------------------------------------------------------------
     12,261     16,976        191      286      201   1,318      205      801
    (42,654)   (94,625)    (1,712)  (1,556)  (1,016)  (707)   (3,140)  (4,878)
    -------    -------     ------   ------   ------   -----   ------   ------
    (30,393)   (77,649)    (1,521)  (1,270)    (815)   611    (2,935)  (4,077)
    =======    =======     ======   ======   ======   =====   ======   ======
      1,341      8,111          2        5        3     10        --       61
     (1,380)   (30,445)       (17)     (72)     (18)   (51)      (45)    (186)
    -------    -------     ------   ------   ------   -----   ------   ------
        (39)   (22,334)       (15)     (67)     (15)   (41)      (45)    (125)
    =======    =======     ======   ======   ======   =====   ======   ======
     23,814     38,546        142    1,067      112   2,022       19    3,379
    (32,703)   (55,519)      (374)    (321)    (280)  (171)   (1,213)  (2,204)
    -------    -------     ------   ------   ------   -----   ------   ------
     (8,889)   (16,973)      (232)     746     (168)  1,851   (1,194)   1,175
    =======    =======     ======   ======   ======   =====   ======   ======
     24,505     23,094         31      535       67    715        32    1,547
    (23,347)   (11,450)       (45)     (32)     (63)   (28)     (411)    (771)
    -------    -------     ------   ------   ------   -----   ------   ------
      1,158     11,644        (14)     503        4    687      (379)     776
    =======    =======     ======   ======   ======   =====   ======   ======
      3,216      2,390          5       20        7     14         2       47
     (2,910)      (469)        (1)      --       (3)    --       (16)     (15)
    -------    -------     ------   ------   ------   -----   ------   ------
        306      1,921          4       20        4     14       (14)      32
    =======    =======     ======   ======   ======   =====   ======   ======
     15,234      7,586         --       --       --     --        --       --
     (8,387)    (4,699)        --       --       --     --        --       --
    -------    -------     ------   ------   ------   -----   ------   ------
      6,847      2,887         --       --       --     --        --       --
    =======    =======     ======   ======   ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                      HIGH YIELD                     INTERNATIONAL
                                                                   CORPORATE BOND--                    EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                                -----------------------           -------------------
                                                                 2004             2003            2004           2003
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................       551            5,528           919             495
Units Redeemed..............................................    (3,313)          (2,766)          (223)          (199)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................    (2,762)           2,762           696             296
                                                                ======           ======           ====           ====
SERIES II POLICIES
Units Issued................................................        71              242            11             131
Units Redeemed..............................................       (50)            (122)           (4)           (120)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        21              120             7              11
                                                                ======           ======           ====           ====
SERIES III POLICIES
Units Issued................................................       305            5,210           357             712
Units Redeemed..............................................      (842)            (411)          (90)            (83)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................      (537)           4,799           267             629
                                                                ======           ======           ====           ====
SERIES IV POLICIES
Units Issued................................................       312            2,072            72             219
Units Redeemed..............................................      (151)             (89)          (12)             (8)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       161            1,983            60             211
                                                                ======           ======           ====           ====
SERIES V POLICIES
Units Issued................................................         3              110            21               4
Units Redeemed..............................................       (23)              (4)           --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       (20)             106            21               4
                                                                ======           ======           ====           ====
SERIES VI POLICIES
Units Issued................................................        --               --            --              --
Units Redeemed..............................................        --               --            --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        --               --            --              --
                                                                ======           ======           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
       MID CAP            MID CAP            MID CAP           S&P 500
       CORE--            GROWTH--            VALUE--           INDEX--
    INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    -------------   -------------------   --------------   ---------------
    2004    2003      2004       2003      2004    2003     2004     2003
    ----------------------------------------------------------------------
     894     585     1,473      2,332      1,617   1,161      393      707
    (175)   (212)     (566)      (102)      (465)  (338)   (2,604)  (2,167)
    ----    ----     -----      -----     ------   -----   ------   ------
     719     373       907      2,230      1,152    823    (2,211)  (1,460)
    ====    ====     =====      =====     ======   =====   ======   ======
      --       8         6          6         11      8        17       24
      (4)     (1)       (2)        (6)        (9)   (10)      (34)     (47)
    ----    ----     -----      -----     ------   -----   ------   ------
      (4)      7         4         --          2     (2)      (17)     (23)
    ====    ====     =====      =====     ======   =====   ======   ======
     184     641       212      1,364        496   1,215      451    3,350
     (42)    (21)     (155)       (69)      (144)  (118)     (463)    (303)
    ----    ----     -----      -----     ------   -----   ------   ------
     142     620        57      1,295        352   1,097      (12)   3,047
    ====    ====     =====      =====     ======   =====   ======   ======
      69     253        98        409        104    726       175    1,231
     (17)    (12)      (33)       (16)       (60)   (34)      (79)     (52)
    ----    ----     -----      -----     ------   -----   ------   ------
      52     241        65        393         44    692        96    1,179
    ====    ====     =====      =====     ======   =====   ======   ======
      --       3        --          5          5     15        12       13
      (2)     --        (1)        --         (2)    --        (2)      --
    ----    ----     -----      -----     ------   -----   ------   ------
      (2)      3        (1)         5          3     15        10       13
    ====    ====     =====      =====     ======   =====   ======   ======
      --      --        --         --         --     --        --       --
      --      --        --         --         --     --        --       --
    ----    ----     -----      -----     ------   -----   ------   ------
      --      --        --         --         --     --        --       --
    ====    ====     =====      =====     ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                      MAINSTAY VP
                                                       SMALL CAP        MAINSTAY VP
                                                        GROWTH--      TOTAL RETURN--
                                                     INITIAL CLASS     INITIAL CLASS
                                                     --------------   ---------------
                                                     2004     2003     2004     2003
                                                     --------------------------------
SERIES I POLICIES
Units Issued.......................................   476    1,825       185      268
Units Redeemed.....................................  (278)    (248)   (1,794)  (1,327)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   198    1,577    (1,609)  (1,059)
                                                     ====    =====    ======   ======
SERIES II POLICIES
Units Issued.......................................     2        7         2        4
Units Redeemed.....................................    (3)      (2)     (156)     (40)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       5      (154)     (36)
                                                     ====    =====    ======   ======
SERIES III POLICIES
Units Issued.......................................    73    1,184        65    1,241
Units Redeemed.....................................  (148)     (87)     (166)    (135)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   (75)   1,097      (101)   1,106
                                                     ====    =====    ======   ======
SERIES IV POLICIES
Units Issued.......................................    36      504        33      435
Units Redeemed.....................................   (36)     (21)      (44)     (24)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --      483       (11)     411
                                                     ====    =====    ======   ======
SERIES V POLICIES
Units Issued.......................................    --        9         5       26
Units Redeemed.....................................    (1)      --        (2)      (1)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       9         3       25
                                                     ====    =====    ======   ======
SERIES VI POLICIES
Units Issued.......................................    --       --        --       --
Units Redeemed.....................................    --       --        --       --
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --       --        --       --
                                                     ====    =====    ======   ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                         MAINSTAY VP        MAINSTAY VP       EAGLE ASSET
      MAINSTAY VP     AMERICAN CENTURY     DREYFUS LARGE      MANAGEMENT
        VALUE--       INCOME & GROWTH--   COMPANY VALUE--   GROWTH EQUITY--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2004     2003     2004      2003     2004     2003      2004     2003
    -----------------------------------------------------------------------
       213      451     145        221     232       301       113     176
    (1,062)  (1,053)   (368)    (1,308)   (297)   (1,208)   (1,316)   (733)
    ------   ------    ----     ------    ----    ------    ------    ----
      (849)    (602)   (223)    (1,087)    (65)     (907)   (1,203)   (557)
    ======   ======    ====     ======    ====    ======    ======    ====
        --       10      --         10       1         3         1      13
       (14)     (15)     (3)        (5)     (3)       (4)      (21)     (9)
    ------   ------    ----     ------    ----    ------    ------    ----
       (14)      (5)     (3)         5      (2)       (1)      (20)      4
    ======   ======    ====     ======    ====    ======    ======    ====
       223    1,046     111        488     139       540        89     989
      (207)    (141)    (79)       (68)    (92)      (53)     (500)   (142)
    ------   ------    ----     ------    ----    ------    ------    ----
        16      905      32        420      47       487      (411)    847
    ======   ======    ====     ======    ====    ======    ======    ====
        45      685      28        132      15       194        31     235
       (57)     (43)     (9)        (2)    (12)      (14)      (29)    (14)
    ------   ------    ----     ------    ----    ------    ------    ----
       (12)     642      19        130       3       180         2     221
    ======   ======    ====     ======    ====    ======    ======    ====
         1       16       1         --      16         3         3       4
        (2)      --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        (1)      16       1         --      16         3         3       4
    ======   ======    ====     ======    ====    ======    ======    ====
        --       --      --         --      --        --        --      --
        --       --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        --       --      --         --      --        --        --      --
    ======   ======    ====     ======    ====    ======    ======    ====

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2004       2003        2004         2003
                                                     ---------------------------------------------
SERIES I POLICIES
Units Issued.......................................      29        581         112          338
Units Redeemed.....................................    (306)      (380)       (591)        (536)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................    (277)       201        (479)        (198)
                                                       ====       ====        ====         ====
SERIES II POLICIES
Units Issued.......................................      --         12           6            6
Units Redeemed.....................................      (7)        (3)        (11)         (34)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      (7)         9          (5)         (28)
                                                       ====       ====        ====         ====
SERIES III POLICIES
Units Issued.......................................      33        455         260          778
Units Redeemed.....................................     (77)       (18)       (200)        (212)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................     (44)       437          60          566
                                                       ====       ====        ====         ====
SERIES IV POLICIES
Units Issued.......................................      12         92          20          135
Units Redeemed.....................................      (5)        (2)        (10)          (6)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................       7         90          10          129
                                                       ====       ====        ====         ====
SERIES V POLICIES
Units Issued.......................................      --          1           5            4
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --          1           5            4
                                                       ====       ====        ====         ====
SERIES VI POLICIES
Units Issued.......................................      --         --          --           --
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --         --          --           --
                                                       ====       ====        ====         ====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND     LARGE CAP FUND    MID CAP FUND
    --------------   --------------   --------------   --------------
    2004   2003(a)   2004   2003(a)   2004   2003(a)   2004   2003(a)
    -----------------------------------------------------------------
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     32       68      10      16       45      125      28      51
    (37)     (14)     (2)     (1)     (63)     (32)    (18)     (8)
    ---      ---     ----     --      ---      ---     ---      --
     (5)      54       8      15      (18)      93      10      43
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     24       12      10       3       40       12      14       7
     (2)      --      (1)     --       (3)      --      (1)     --
    ---      ---     ----     --      ---      ---     ---      --
     22       12       9       3       37       12      13       7
    ===      ===     ====     ==      ===      ===     ===      ==

--------------------------------------------------------------------------------



                                                        CALVERT            DREYFUS IP
                                                         SOCIAL       TECHNOLOGY GROWTH--
                                                        BALANCED         INITIAL SHARES
                                                     --------------   --------------------
                                                     2004   2003(a)     2004       2003
                                                     -------------------------------------
SERIES I POLICIES
Units Issued.......................................  163      155         68       1,387
Units Redeemed.....................................  (134)   (127)      (159)       (175)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   29       28        (91)      1,212
                                                     ====    ====       ====       =====
SERIES II POLICIES
Units Issued.......................................    4        2         --           4
Units Redeemed.....................................   (1)      (3)        (6)         (9)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................    3       (1)        (6)         (5)
                                                     ====    ====       ====       =====
SERIES III POLICIES
Units Issued.......................................  230      502         25         963
Units Redeemed.....................................  (59)     (31)      (274)       (106)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  171      471       (249)        857
                                                     ====    ====       ====       =====
SERIES IV POLICIES
Units Issued.......................................  184      175         34         162
Units Redeemed.....................................  (12)      (3)       (13)         (6)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  172      172         21         156
                                                     ====    ====       ====       =====
SERIES V POLICIES
Units Issued.......................................   54        5          2           2
Units Redeemed.....................................   --       --         (2)         --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   54        5         --           2
                                                     ====    ====       ====       =====
SERIES VI POLICIES
Units Issued.......................................  107       43         --          --
Units Redeemed.....................................   (4)      --         --          --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  103       43         --          --
                                                     ====    ====       ====       =====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------
       794      678      684      645      390      662      265      419
    (1,424)  (1,200)  (1,138)  (1,014)  (4,203)  (3,784)  (3,117)  (3,175)
    ------   ------   ------   ------   ------   ------   ------   ------
      (630)    (522)    (454)    (369)  (3,813)  (3,122)  (2,852)  (2,756)
    ======   ======   ======   ======   ======   ======   ======   ======
        17       14       52       14        5       18        2        5
       (20)      (6)     (17)      (7)     (64)     (37)     (31)     (23)
    ------   ------   ------   ------   ------   ------   ------   ------
        (3)       8       35        7      (59)     (19)     (29)     (18)
    ======   ======   ======   ======   ======   ======   ======   ======
       492    2,104      218    1,194      118    2,516       55    1,043
      (351)    (247)    (301)    (198)  (1,147)    (633)    (670)    (370)
    ------   ------   ------   ------   ------   ------   ------   ------
       141    1,857      (83)     996   (1,029)   1,883     (615)     673
    ======   ======   ======   ======   ======   ======   ======   ======
       127      682       71      526       87    1,225       37      414
       (48)     (37)     (43)     (23)    (203)     (77)     (84)     (22)
    ------   ------   ------   ------   ------   ------   ------   ------
        79      645       28      503     (116)   1,148      (47)     392
    ======   ======   ======   ======   ======   ======   ======   ======
         7       27       23       27       10       47        4        7
        (2)      (1)      (2)      (1)      (1)      (8)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------
         5       26       21       26        9       39        4        7
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)           MFS(R)
                                                     INVESTORS TRUST     RESEARCH      MFS(R) UTILITIES
                                                        SERIES--         SERIES--          SERIES--
                                                      INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
                                                     ---------------   -------------   -----------------
                                                      2004     2003    2004    2003     2004      2003
                                                     ---------------------------------------------------
SERIES I POLICIES
Units Issued.......................................     43       90      63     101       80        57
Units Redeemed.....................................   (329)    (343)   (420)   (429)     (22)       (5)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................   (286)    (253)   (357)   (328)      58        52
                                                      ====     ====    ====    ====      ===       ===
SERIES II POLICIES
Units Issued.......................................     --        5      --       1       --         2
Units Redeemed.....................................     (1)      (1)     (7)     (5)      --        (1)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (1)       4      (7)     (4)      --         1
                                                      ====     ====    ====    ====      ===       ===
SERIES III POLICIES
Units Issued.......................................     21      145      33     206       68        82
Units Redeemed.....................................    (61)     (63)   (104)    (77)     (22)      (10)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................    (40)      82     (71)    129       46        72
                                                      ====     ====    ====    ====      ===       ===
SERIES IV POLICIES
Units Issued.......................................      8       71       4      64       --         4
Units Redeemed.....................................    (11)      (2)     (9)     (2)      --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (3)      69      (5)     62       --         4
                                                      ====     ====    ====    ====      ===       ===
SERIES V POLICIES
Units Issued.......................................      1        6       1       1        2         1
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................      1        6       1       1        2         1
                                                      ====     ====    ====    ====      ===       ===
SERIES VI POLICIES
Units Issued.......................................     --       --      --      --       --        --
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     --       --      --      --       --        --
                                                      ====     ====    ====    ====      ===       ===

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            VAN KAMPEN
    NEUBERGER BERMAN                                           UIF
       AMT MID-CAP      T. ROWE PRICE      VAN ECK           EMERGING
        GROWTH--        EQUITY INCOME     WORLDWIDE      MARKETS EQUITY--
         CLASS I          PORTFOLIO      HARD ASSETS         CLASS I
    -----------------   -------------   --------------   ----------------
     2004      2003     2004    2003    2004   2003(a)   2004      2003
    ---------------------------------------------------------------------
       14       279     1,539   1,172   559      183      221       233
     (135)      (17)    (767)   (603)   (93)     (92)    (306)     (285)
     ----       ---     -----   -----   ----     ---     ----      ----
     (121)      262      772     569    466       91      (85)      (52)
     ====       ===     =====   =====   ====     ===     ====      ====
        2         6        9      33      6       11       11        74
       (4)       (2)     (27)    (13)    (2)      (2)     (85)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (2)        4      (18)     20      4        9      (74)       71
     ====       ===     =====   =====   ====     ===     ====      ====
       12       212      534    1,439   622      227       86       238
      (26)      (19)    (257)   (218)   (31)     (27)     (40)      (29)
     ----       ---     -----   -----   ----     ---     ----      ----
      (14)      193      277    1,221   591      200       46       209
     ====       ===     =====   =====   ====     ===     ====      ====
        1        36      134     690    370       84       34        55
       (4)       (1)     (64)    (26)   (11)      (2)      (5)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (3)       35       70     664    359       82       29        52
     ====       ===     =====   =====   ====     ===     ====      ====
        1         7       14      32     17        4        2         1
       --        --       (5)     (1)    (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
        1         7        9      31     16        4        2         1
     ====       ===     =====   =====   ====     ===     ====      ====
       --        --       --      --    224       26       --        --
       --        --       --      --     (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
       --        --       --      --    223       26       --        --
     ====       ===     =====   =====   ====     ===     ====      ====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                    BOND--                      CAPITAL APPRECIATION--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       462              318               423               250
Units Redeemed.........................................       (21)             (22)              (18)               (2)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       441              296               405               248
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,352              644               990               475
Units Redeemed.........................................       (56)              (4)              (68)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,296              640               922               474
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................     1,111              602               563               407
Units Redeemed.........................................       (54)             (10)              (43)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,057              592               520               406
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        99               43                31                 8
Units Redeemed.........................................        (4)              (2)               (1)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        95               41                30                 8
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       653              339               595               198
Units Redeemed.........................................       (79)              (1)              (18)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       574              338               577               197
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         HIGH YIELD
      COMMON STOCK--       CONVERTIBLE--       GOVERNMENT--      CORPORATE BOND--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
     -----------------   -----------------   -----------------   -----------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)
     -----------------------------------------------------------------------------
       237       162        570      348       380       289      1,803       929
       (12)       --        (33)      (1)      (38)      (17)       (80)       (9)
       ---       ---      -----      ---       ---       ---      -----     -----
       225       162        537      347       342       272      1,723       920
       ===       ===      =====      ===       ===       ===      =====     =====
        --        --          2       --        --        --          6        --
        --        --         --       --        --        --         --        --
       ---       ---      -----      ---       ---       ---      -----     -----
        --        --          2       --        --        --          6        --
       ===       ===      =====      ===       ===       ===      =====     =====
       574       274      1,393      709       924       433      5,247     2,521
       (15)       (1)       (61)      (2)      (36)      (11)      (186)      (26)
       ---       ---      -----      ---       ---       ---      -----     -----
       559       273      1,332      707       888       422      5,061     2,495
       ===       ===      =====      ===       ===       ===      =====     =====
       546       294      1,153      649       768       435      3,999     2,234
       (29)       (1)       (43)      (5)      (57)      (10)      (182)      (10)
       ---       ---      -----      ---       ---       ---      -----     -----
       517       293      1,110      644       711       425      3,817     2,224
       ===       ===      =====      ===       ===       ===      =====     =====
        14         4         81       49        54        43        491       256
        --        (1)        (1)      --       (25)       --        (49)       (1)
       ---       ---      -----      ---       ---       ---      -----     -----
        14         3         80       49        29        43        442       255
       ===       ===      =====      ===       ===       ===      =====     =====
       290       130        875      317       386       186      2,423       811
        (3)       --        (71)      (1)      (84)       (1)       (59)       (2)
       ---       ---      -----      ---       ---       ---      -----     -----
       287       130        804      316       302       185      2,364       809
       ===       ===      =====      ===       ===       ===      =====     =====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                            INTERNATIONAL EQUITY--                  MID CAP CORE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       336              114               300               126
Units Redeemed.........................................        (9)              --               (11)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       327              114               289               125
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,028              255               718               237
Units Redeemed.........................................       (20)              (1)              (24)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,008              254               694               237
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................       815              247               513               229
Units Redeemed.........................................       (34)              (1)              (22)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       781              246               491               228
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        46                7                31                16
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        46                7                31                16
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       464              121               452               113
Units Redeemed.........................................        (7)              --                (5)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       457              121               447               113
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
     MID CAP GROWTH--     MID CAP VALUE--     S&P 500 INDEX--    SMALL CAP GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
        477      198        497      208      1,155       609      421        194
        (21)      (1)       (16)      (1)       (48)       (3)     (20)        (2)
      -----      ---      -----      ---      -----     -----      ---        ---
        456      197        481      207      1,107       606      401        192
      =====      ===      =====      ===      =====     =====      ===        ===
          1       --          3       --          2        --        1         --
         --       --         --       --         --        --       --         --
      -----      ---      -----      ---      -----     -----      ---        ---
          1       --          3       --          2        --        1         --
      =====      ===      =====      ===      =====     =====      ===        ===
      1,097      434      1,402      559      3,126     1,219      942        385
        (37)      (1)       (42)     (10)       (80)       (4)     (61)        (1)
      -----      ---      -----      ---      -----     -----      ---        ---
      1,060      433      1,360      549      3,046     1,215      881        384
      =====      ===      =====      ===      =====     =====      ===        ===
        833      433      1,175      445      2,188     1,040      807        356
        (41)      (1)       (37)      (3)       (94)       (2)     (38)        (3)
      -----      ---      -----      ---      -----     -----      ---        ---
        792      432      1,138      442      2,094     1,038      769        353
      =====      ===      =====      ===      =====     =====      ===        ===
         46       16         53       11        117       121       43          8
         (1)      --         (1)      --         (8)       (1)      --         --
      -----      ---      -----      ---      -----     -----      ---        ---
         45       16         52       11        109       120       43          8
      =====      ===      =====      ===      =====     =====      ===        ===
        602      245        880      219      1,201       417      608        180
        (38)      (1)       (18)      (1)       (55)       (3)     (52)        --
      -----      ---      -----      ---      -----     -----      ---        ---
        564      244        862      218      1,146       414      556        180
      =====      ===      =====      ===      =====     =====      ===        ===

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                TOTAL RETURN--                          VALUE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      348               172                425              224
Units Redeemed.........................................      (18)               (1)               (15)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      330               171                410              223
                                                             ===               ===              =====              ===
SERIES II POLICIES
Units Issued...........................................       --                --                  1               --
Units Redeemed.........................................       --                --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       --                --                  1               --
                                                             ===               ===              =====              ===
SERIES III POLICIES
Units Issued...........................................      869               401              1,138              442
Units Redeemed.........................................      (59)               (2)               (32)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      810               399              1,106              441
                                                             ===               ===              =====              ===
SERIES IV POLICIES
Units Issued...........................................      478               300                735              393
Units Redeemed.........................................      (28)               (1)               (26)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      450               299                709              392
                                                             ===               ===              =====              ===
SERIES V POLICIES
Units Issued...........................................       30                15                 29               14
Units Redeemed.........................................       (1)               --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       29                15                 29               14
                                                             ===               ===              =====              ===
SERIES VI POLICIES
Units Issued...........................................      395               207                511              185
Units Redeemed.........................................      (48)               (2)               (17)              --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      347               205                494              185
                                                             ===               ===              =====              ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         EAGLE ASSET          MAINSTAY VP
     AMERICAN CENTURY      DREYFUS LARGE     MANAGEMENT GROWTH       LORD ABBETT
     INCOME & GROWTH--    COMPANY VALUE--        EQUITY--        DEVELOPING GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
       157        45       189        73       129        74       109         56
        (2)       --       (11)       --       (12)       --        (3)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       155        45       178        73       117        74       106         55
       ===       ===       ===       ===       ===       ===       ===        ===
         1        --        --        --        --        --        --         --
        --        --        --        --        --        --        --         --
       ---       ---       ---       ---       ---       ---       ---        ---
         1        --        --        --        --        --        --         --
       ===       ===       ===       ===       ===       ===       ===        ===
       312       127       396       160       400       248       283        127
       (15)       (1)      (15)       --       (49)       (1)      (10)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       297       126       381       160       351       247       273        127
       ===       ===       ===       ===       ===       ===       ===        ===
       301       124       296       181       326       202       255        118
       (14)       (1)      (16)       --       (47)       (1)      (15)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       287       123       280       181       279       201       240        117
       ===       ===       ===       ===       ===       ===       ===        ===
        22         2        34        12        20         6         9          6
        --        --        (1)       --        --        --        (1)        --
       ---       ---       ---       ---       ---       ---       ---        ---
        22         2        33        12        20         6         8          6
       ===       ===       ===       ===       ===       ===       ===        ===
       236        53       235        80       197       114       127         61
        (7)       --        (6)       --       (54)       --        (6)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       229        53       229        80       143       114       121         61
       ===       ===       ===       ===       ===       ===       ===        ===

--------------------------------------------------------------------------------


                                                                 COLONIAL SMALL CAP
                                           ALGER AMERICAN           VALUE FUND,       DREYFUS IP TECHNOLOGY
                                       SMALL CAPITALIZATION--    VARIABLE SERIES--          GROWTH--
                                           CLASS S SHARES             CLASS B            SERVICE SHARES
                                       -----------------------   ------------------   ---------------------
                                        2004(f)      2003(b)          2004(g)          2004(f)     2003(b)
                                       --------------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     161           55               49              191         105
Units Redeemed.......................      (6)          --               --              (18)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     155           55               49              173         104
                                          ===          ===              ===              ===         ===
SERIES II POLICIES
Units Issued.........................       1           --                1               --          --
Units Redeemed.......................      --           --               --               --          --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............       1           --                1               --          --
                                          ===          ===              ===              ===         ===
SERIES III POLICIES
Units Issued.........................     332          130               29              396         248
Units Redeemed.......................     (10)          --               --              (19)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     322          130               29              377         247
                                          ===          ===              ===              ===         ===
SERIES IV POLICIES
Units Issued.........................     315          132               41              307         230
Units Redeemed.......................     (15)          --               --              (25)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     300          132               41              282         230
                                          ===          ===              ===              ===         ===
SERIES V POLICIES
Units Issued.........................      17            2               --               11           9
Units Redeemed.......................      (1)          --               --               (2)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............      16            2               --                9           9
                                          ===          ===              ===              ===         ===
SERIES VI POLICIES
Units Issued.........................     166           41               27              173         112
Units Redeemed.......................      (2)          --               --              (30)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     164           41               27              143         112
                                          ===          ===              ===              ===         ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      FIDELITY(R) VIP     FIDELITY(R) VIP      FIDELITY(R)        JANUS ASPEN
      CONTRAFUND(R)--     EQUITY-INCOME--     VIP MID CAP--    SERIES BALANCED--
      SERVICE CLASS 2     SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
     -----------------   -----------------   ---------------   ------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004    2003(c)   2004(f)   2003(b)
     ----------------------------------------------------------------------------
        661      321        578      253     1,908     199        538      413
        (24)      (3)       (19)      (2)     (70)      --        (24)      (3)
      -----      ---      -----      ---     -----     ---      -----      ---
        637      318        559      251     1,838     199        514      410
      =====      ===      =====      ===     =====     ===      =====      ===
          3       --          1       --        7       --          1       --
         --       --         --       --       --       --         --       --
      -----      ---      -----      ---     -----     ---      -----      ---
          3       --          1       --        7       --          1       --
      =====      ===      =====      ===     =====     ===      =====      ===
      1,688      617      1,379      505     1,452     110      1,179      781
        (38)      (1)       (31)      (1)     (22)      (3)       (63)      (2)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,650      616      1,348      504     1,430     107      1,116      779
      =====      ===      =====      ===     =====     ===      =====      ===
      1,580      469      1,174      424      951       95      1,202      726
        (43)      (2)       (53)      (3)     (26)      --        (55)      (4)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,537      467      1,121      421      925       95      1,147      722
      =====      ===      =====      ===     =====     ===      =====      ===
        113       29        123       71       77        4         83       42
         (2)      (1)       (11)      --       --       --        (24)      --
      -----      ---      -----      ---     -----     ---      -----      ---
        111       28        112       71       77        4         59       42
      =====      ===      =====      ===     =====     ===      =====      ===
        977      219        889      261      625       44        652      388
        (22)      --        (18)      (1)      (5)      --        (35)      (1)
      -----      ---      -----      ---     -----     ---      -----      ---
        955      219        871      260      620       44        617      387
      =====      ===      =====      ===     =====     ===      =====      ===

--------------------------------------------------------------------------------



                                                              JANUS ASPEN SERIES                   MFS(R) INVESTORS
                                                              WORLDWIDE GROWTH--                    TRUST SERIES--
                                                                SERVICE SHARES                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      188               122               60                12
Units Redeemed.........................................      (12)               (1)              (2)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      176               121               58                12
                                                             ===               ===               ==                ==
SERIES II POLICIES
Units Issued...........................................       --                --               --                --
Units Redeemed.........................................       --                --               --                --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       --                --               --                --
                                                             ===               ===               ==                ==
SERIES III POLICIES
Units Issued...........................................      431               223               46                32
Units Redeemed.........................................      (19)               --               (2)               (3)
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      412               223               44                29
                                                             ===               ===               ==                ==
SERIES IV POLICIES
Units Issued...........................................      349               196               53                43
Units Redeemed.........................................      (29)               (1)              (5)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      320               195               48                43
                                                             ===               ===               ==                ==
SERIES V POLICIES
Units Issued...........................................       33                 2                3                 1
Units Redeemed.........................................       (2)               --               (1)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       31                 2                2                 1
                                                             ===               ===               ==                ==
SERIES VI POLICIES
Units Issued...........................................      167                88               53                17
Units Redeemed.........................................       (5)               --               (4)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      162                88               49                17
                                                             ===               ===               ==                ==

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                               NEUBERGER BERMAN
          MFS(R)               MFS(R)             AMT MID-CAP        T. ROWE PRICE
     RESEARCH SERIES--   UTILITIES SERIES--        GROWTH--          EQUITY INCOME
       SERVICE CLASS        SERVICE CLASS           CLASS S          PORTFOLIO--II
     -----------------   -------------------   -----------------   -----------------
     2004(f)   2003(b)   2004(d)    2003(b)    2004(f)   2003(b)   2004(f)   2003(b)
     -------------------------------------------------------------------------------
       42        35       1,111        --        110        1         563      228
       (3)       --         (19)       --         (2)      --         (22)      (4)
       --        --       -----        --        ---       --       -----      ---
       39        35       1,092        --        108        1         541      224
       ==        ==       =====        ==        ===       ==       =====      ===
       --        --          12        --         --       --           2       --
       --        --          --        --         --       --          --       --
       --        --       -----        --        ---       --       -----      ---
       --        --          12        --         --       --           2       --
       ==        ==       =====        ==        ===       ==       =====      ===
       77        58         761         7        122       10       1,651      519
       (5)       --          (5)       --         (2)      --         (41)      (1)
       --        --       -----        --        ---       --       -----      ---
       72        58         756         7        120       10       1,610      518
       ==        ==       =====        ==        ===       ==       =====      ===
       92        43         445         5         95       24       1,532      481
       (4)       --          (6)       --         (3)      --         (69)      (3)
       --        --       -----        --        ---       --       -----      ---
       88        43         439         5         92       24       1,463      478
       ==        ==       =====        ==        ===       ==       =====      ===
        1         1          27         1         18        7         162       85
       --        --          --        --         (1)      --          (9)      (1)
       --        --       -----        --        ---       --       -----      ---
        1         1          27         1         17        7         153       84
       ==        ==       =====        ==        ===       ==       =====      ===
       44        25         452        --        150        5         963      292
       (1)       --          (1)       --        (79)      --         (22)      --
       --        --       -----        --        ---       --       -----      ---
       43        25         451        --         71        5         941      292
       ==        ==       =====        ==        ===       ==       =====      ===

--------------------------------------------------------------------------------



                                                                     VAN KAMPEN UIF                  VICTORY VIF
                                                                        EMERGING                     DIVERSIFIED
                                                                    MARKETS EQUITY--                   STOCK--
                                                                        CLASS II                    CLASS A SHARES
                                                                -------------------------           --------------
                                                                2004(f)           2003(b)              2004(e)
                                                                --------------------------------------------------
SERIES I POLICIES
Units Issued................................................      109                31                  202
Units Redeemed..............................................       (6)               --                  (18)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      103                31                  184
                                                                  ===               ===                  ===
SERIES II POLICIES
Units Issued................................................       --                --                   --
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................       --                --                   --
                                                                  ===               ===                  ===
SERIES III POLICIES
Units Issued................................................      230               108                  107
Units Redeemed..............................................      (33)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      197               108                  106
                                                                  ===               ===                  ===
SERIES IV POLICIES
Units Issued................................................      239                53                  148
Units Redeemed..............................................       (5)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      234                53                  147
                                                                  ===               ===                  ===
SERIES V POLICIES
Units Issued................................................        6                --                    1
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................        6                --                    1
                                                                  ===               ===                  ===
SERIES VI POLICIES
Units Issued................................................      125                22                   91
Units Redeemed..............................................       (3)               --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      122                22                   91
                                                                  ===               ===                  ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001 and 2000:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ---------------------------------------------------
                                                         2004       2003       2002       2001      2000
                                                       ---------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $165,678   $196,827   $216,196   $158,984   $85,728
Units Outstanding..................................      10,346     12,616     14,282     11,339     6,588
Variable Accumulation Unit Value...................    $  16.01   $  15.60   $  15.14   $  14.02   $ 13.01
Total Return.......................................        2.6%       3.1%       8.0%       7.8%      8.3%
Investment Income Ratio............................        3.3%       3.7%       5.1%       6.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,250   $  1,536   $  2,094   $  1,100   $   167
Units Outstanding..................................          96        121        170         96        16
Variable Accumulation Unit Value...................    $  13.00   $  12.68   $  12.32   $  11.43   $ 10.62
Total Return.......................................        2.5%       2.9%       7.8%       7.6%      6.2%
Investment Income Ratio............................        3.2%       3.3%       5.5%       6.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,616   $ 64,492   $ 42,745   $  7,920   $   188
Units Outstanding..................................       4,212      5,189      3,538        706        18
Variable Accumulation Unit Value...................    $  12.73   $  12.43   $  12.08   $  11.21   $ 10.43
Total Return.......................................        2.4%       2.9%       7.7%       7.5%      4.3%
Investment Income Ratio............................        3.3%       4.2%       8.5%      13.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,522   $ 17,219   $  6,150   $     --   $    --
Units Outstanding..................................       1,276      1,552        571         --        --
Variable Accumulation Unit Value...................    $  11.39   $  11.10   $  10.77   $     --   $    --
Total Return.......................................        2.6%       3.0%       7.7%         --        --
Investment Income Ratio............................        3.4%       4.8%      18.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    274   $    356   $    137   $     --   $    --
Units Outstanding..................................          25         33         13         --        --
Variable Accumulation Unit Value...................    $  11.03   $  10.80   $  10.52   $     --   $    --
Total Return.......................................        2.2%       2.6%       5.2%         --        --
Investment Income Ratio............................        3.2%       4.5%      23.5%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $    --
Units Outstanding..................................          --         --         --         --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $    --
Total Return.......................................          --         --         --         --        --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
          -----------------------------------------------------------------------------------------------------------
          $338,179   $377,779   $330,249   $553,783   $748,887   $125,022   $163,925   $263,444   $260,067   $164,643
            20,255     23,240     25,441     29,099     29,793    100,042    130,435    208,084    205,310    133,091
          $  16.70   $  16.26   $  12.98   $  19.03   $  25.14   $   1.25   $   1.26   $   1.27   $   1.27   $   1.24
              2.7%      25.2%     (31.8%)    (24.3%)    (12.0%)     (0.6%)     (0.7%)     (0.1%)      2.4%       4.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.3%       3.6%

          $    862   $    976   $    847   $  1,333   $  1,171   $  3,728   $  3,796   $ 27,216   $ 16,214   $  4,180
               138        160        174        186        123      3,618      3,657     25,991     15,454      4,074
          $   6.26   $   6.11   $   4.88   $   7.17   $   9.48   $   1.03   $   1.04   $   1.05   $   1.05   $   1.03
              2.6%      25.0%     (31.9%)    (24.4%)     (5.2%)     (0.7%)     (0.9%)     (0.2%)      2.3%       2.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.4%       3.4%

          $ 23,810   $ 25,919   $ 13,383   $ 11,161   $  1,817   $ 40,778   $ 50,236   $ 68,335   $ 31,624   $  2,635
             4,168      4,651      3,001      1,704        210     39,941     48,830     65,803     30,376      2,586
          $   5.71   $   5.57   $   4.46   $   6.55   $   8.67   $   1.02   $   1.03   $   1.04   $   1.04   $   1.02
              2.5%      25.0%     (31.9%)    (24.5%)    (13.3%)     (0.8%)     (0.9%)     (0.3%)      2.1%       1.9%
              0.2%       0.3%       0.1%       0.2%                  0.8%       0.7%       1.3%       3.0%

          $  8,988   $  8,812   $  2,958   $     --   $     --   $ 17,481   $ 16,441   $  4,942   $     --   $     --
               937        943        396         --         --     17,751     16,593      4,949         --         --
          $   9.59   $   9.34   $   7.46   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.7%      25.2%     (25.4%)        --         --      (0.6%)     (0.8%)     (0.1%)        --         --
              0.2%       0.3%       0.5%         --                  0.9%       0.6%       1.1%         --

          $     58   $     60   $     14   $     --   $     --   $  2,339   $  2,061   $    170   $     --   $     --
                 5          5          1         --         --      2,397      2,091        170         --         --
          $  11.73   $  11.47   $   9.20   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.2%      24.7%      (8.0%)        --         --      (1.0%)     (1.2%)     (0.3%)        --         --
              0.3%       0.3%       1.1%         --                  0.8%       0.6%       1.0%         --

          $     --   $     --   $     --   $     --   $     --   $  9,581   $  2,868   $     --   $     --   $     --
                --         --         --         --         --      9,734      2,887         --         --         --
          $     --   $     --   $     --   $     --   $     --   $   0.98   $   0.99   $     --   $     --   $     --
                --         --         --         --         --      (0.9%)     (0.7%)        --         --         --
                --         --         --         --                  1.0%       0.6%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   COMMON STOCK--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $270,485   $278,265   $244,017   $359,198   $419,759
Units Outstanding..................................      12,168     13,689     14,959     16,447     15,714
Variable Accumulation Unit Value...................    $  22.23   $  20.33   $  16.31   $  21.84   $  26.71
Total Return.......................................        9.4%      24.6%     (25.3%)    (18.2%)     (4.7%)
Investment Income Ratio............................        1.4%       1.0%       0.9%       0.7%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,065   $  1,077   $  1,249   $  1,763   $  1,300
Units Outstanding..................................         137        152        219        230        139
Variable Accumulation Unit Value...................    $   7.75   $   7.10   $   5.71   $   7.65   $   9.37
Total Return.......................................        9.2%      24.4%     (25.4%)    (18.4%)     (6.3%)
Investment Income Ratio............................        1.4%       0.9%       0.9%       0.7%

SERIES III POLICIES (c)
Net Assets.........................................    $ 32,680   $ 31,601   $ 21,125   $ 15,827   $  1,542
Units Outstanding..................................       4,192      4,424      3,678      2,054        163
Variable Accumulation Unit Value...................    $   7.80   $   7.14   $   5.74   $   7.70   $   9.44
Total Return.......................................        9.1%      24.4%     (25.5%)    (18.4%)     (5.6%)
Investment Income Ratio............................        1.4%       1.2%       1.2%       1.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  9,421   $  8,754   $  2,967   $     --   $     --
Units Outstanding..................................         856        870        367         --         --
Variable Accumulation Unit Value...................    $  11.00   $  10.07   $   8.08   $     --   $     --
Total Return.......................................        9.3%      24.6%     (19.2%)        --         --
Investment Income Ratio............................        1.4%       1.3%       4.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    325   $    247   $     19   $     --   $     --
Units Outstanding..................................          26         22          2         --         --
Variable Accumulation Unit Value...................    $  12.38   $  11.37   $   9.16   $     --   $     --
Total Return.......................................        8.9%      24.1%      (8.4%)        --         --
Investment Income Ratio............................        1.6%       1.6%       6.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                             GOVERNMENT--INITIAL CLASS
    ----------------------------------------------------   ---------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001      2000
    ----------------------------------------------------------------------------------------------------------
    $162,933   $169,402   $132,023   $144,131   $125,337   $127,522   $169,701   $230,480   $115,641   $59,775
       9,263     10,078      9,467      9,385      7,873      8,248     11,183     15,260      8,293     4,508
    $  17.59   $  16.81   $  13.95   $  15.36   $  15.92   $  15.46   $  15.17   $  15.10   $  13.94   $ 13.26
        4.6%      20.5%      (9.2%)     (3.5%)     (6.3%)      1.9%       0.5%       8.3%       5.1%     10.7%
        1.8%       2.4%       2.7%       3.8%                  3.7%       3.6%       4.1%       5.4%

    $  1,516   $  1,599   $  1,651   $  1,733   $  1,356   $  1,442   $  1,957   $  3,456   $  1,420   $   281
         153        168        209        199        150        117        162        287        128        27
    $   9.93   $   9.50   $   7.89   $   8.71   $   9.04   $  12.28   $  12.07   $  12.04   $  11.13   $ 10.60
        4.5%      20.4%      (9.3%)     (3.7%)     (9.6%)      1.7%       0.3%       8.2%       5.0%      6.0%
        1.9%       2.0%       2.6%       3.9%                  3.7%       2.9%       4.5%       5.5%

    $ 41,714   $ 41,469   $ 20,475   $  9,385   $    703   $ 46,405   $ 59,899   $ 45,740   $  8,792   $    47
       4,391      4,559      2,708      1,125         81      3,823      5,017      3,842        798         5
    $   9.50   $   9.10   $   7.56   $   8.34   $   8.67   $  12.14   $  11.94   $  11.91   $  11.01   $ 10.49
        4.4%      20.3%      (9.4%)     (3.8%)     (1.3%)      1.7%       0.3%       8.1%       5.0%      5.0%
        1.9%       2.8%       4.0%       7.5%                  3.7%       4.2%       6.0%      10.7%

    $ 12,704   $ 12,094   $  3,675   $     --   $     --   $ 13,857   $ 17,692   $  9,291   $     --   $    --
       1,087      1,083        396         --         --      1,262      1,641        865         --        --
    $  11.68   $  11.17   $   9.27   $     --   $     --   $  10.98   $  10.78   $  10.74   $     --   $    --
        4.6%      20.5%      (7.3%)        --         --       1.8%       0.4%       7.4%         --        --
        1.9%       3.0%      11.7%         --                  3.7%       4.4%      13.1%         --

    $    246   $    193   $     13   $     --   $     --   $    361   $    508   $    168   $     --   $    --
          19         15          1         --         --         34         48         16         --        --
    $  12.96   $  12.44   $  10.37   $     --   $     --   $  10.68   $  10.52   $  10.52   $     --   $    --
        4.2%      20.0%       3.7%         --         --       1.4%         --       5.2%         --        --
        2.0%       4.1%      14.2%         --                  2.7%       5.0%      15.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                            HIGH YIELD
                                                                  CORPORATE BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $623,762   $617,551   $417,268   $426,004   $374,764
Units Outstanding..................................      27,478     30,240     27,478     28,228     25,693
Variable Accumulation Unit Value...................    $  22.70   $  20.42   $  15.19   $  15.09   $  14.59
Total Return.......................................       11.2%      34.5%       0.6%       3.4%      (7.2%)
Investment Income Ratio............................        6.9%       8.0%      10.4%      12.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  5,698   $  4,851   $  2,462   $  1,428   $    793
Units Outstanding..................................         396        375        255        149         85
Variable Accumulation Unit Value...................    $  14.38   $  12.95   $   9.65   $   9.60   $   9.29
Total Return.......................................       11.0%      34.3%       0.5%       3.3%      (7.1%)
Investment Income Ratio............................        7.5%       9.3%      15.7%      14.2%

SERIES III POLICIES (c)
Net Assets.........................................    $124,365   $118,930   $ 43,111   $ 15,118   $    498
Units Outstanding..................................       8,808      9,345      4,546      1,601         54
Variable Accumulation Unit Value...................    $  14.12   $  12.73   $   9.48   $   9.44   $   9.15
Total Return.......................................       10.9%      34.2%       0.4%       3.2%      (8.5%)
Investment Income Ratio............................        7.2%       9.3%      17.1%      28.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 42,153   $ 35,842   $  7,503   $     --   $     --
Units Outstanding..................................       2,920      2,759        776         --         --
Variable Accumulation Unit Value...................    $  14.44   $  12.99   $   9.67   $     --   $     --
Total Return.......................................       11.1%      34.4%      (3.3%)        --         --
Investment Income Ratio............................        7.5%      10.4%      44.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,399   $  1,542   $     66   $     --   $     --
Units Outstanding..................................          92        112          6         --         --
Variable Accumulation Unit Value...................    $  15.22   $  13.75   $  10.27   $     --   $     --
Total Return.......................................       10.7%      33.9%       2.7%         --         --
Investment Income Ratio............................        8.8%      11.9%      50.4%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                  MAINSTAY VP
          INTERNATIONAL EQUITY--INITIAL CLASS              MID CAP CORE--INITIAL CLASS
    -----------------------------------------------   -------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001
    ---------------------------------------------------------------------------------------
    $52,910   $34,845   $23,569   $19,878   $23,737   $38,315   $24,078   $15,024   $ 6,859
      2,925     2,229     1,933     1,537     1,556     2,964     2,245     1,872       734
    $ 18.09   $ 15.63   $ 12.19   $ 12.94   $ 15.26   $ 12.92   $ 10.73   $  8.03   $  9.35
      15.7%     28.2%     (5.7%)   (15.2%)   (19.2%)    20.5%     33.6%    (14.1%)    (6.5%)
       1.1%      2.1%      1.5%      1.4%                0.6%      0.5%      0.4%      0.4%

    $   577   $   425   $   257   $   254   $   169   $   155   $   170   $    69   $    --
         52        45        34        32        18        11        15         8        --
    $ 11.02   $  9.54   $  7.45   $  7.92   $  9.35   $ 13.93   $ 11.57   $  8.67   $    --
      15.5%     28.0%     (5.9%)   (15.3%)    (6.5%)    20.3%     33.4%    (13.3%)       --
       0.9%      0.4%      0.2%      0.6%                0.4%      0.5%      0.5%        --

    $15,214   $10,625   $ 3,599   $ 1,063   $   111   $15,820   $11,573   $ 3,510   $   241
      1,377     1,110       481       134        12     1,182     1,040       420        25
    $ 11.05   $  9.57   $  7.48   $  7.95   $  9.40   $ 13.39   $ 11.13   $  8.35   $  9.74
      15.5%     27.9%     (5.9%)   (15.4%)    (6.0%)    20.3%     33.3%    (14.3%)    (2.6%)
       1.1%      2.3%      2.5%      1.8%                0.5%      0.6%      0.7%      1.3%

    $ 4,582   $ 3,285   $   707   $    --   $    --   $ 5,835   $ 4,278   $ 1,240   $    --
        351       291        80        --        --       445       393       152        --
    $ 13.07   $ 11.30   $  8.82   $    --   $    --   $ 13.10   $ 10.88   $  8.14   $    --
      15.7%     28.1%    (11.8%)       --        --     20.4%     33.5%    (18.6%)       --
       1.0%      2.6%      5.9%        --                0.5%      0.5%      1.0%        --

    $   375   $    62   $    14   $    --   $    --   $    24   $    45   $    10   $    --
         26         5         1        --        --         2         4         1        --
    $ 14.39   $ 12.49   $  9.79   $    --   $    --   $ 15.47   $ 12.90   $  9.70   $    --
      15.2%     27.6%     (2.1%)       --        --     20.0%     33.0%     (3.0%)       --
       1.4%      2.1%      6.6%        --                0.3%      0.6%      1.1%        --

    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
         --        --        --        --                  --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                     MAINSTAY VP                             MAINSTAY VP
                                            MID CAP GROWTH--INITIAL CLASS           MID CAP VALUE--INITIAL CLASS
                                         ------------------------------------   -------------------------------------
                                          2004      2003      2002      2001     2004      2003      2002      2001
                                         ----------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................  $54,207   $36,546   $11,317   $7,773   $89,742   $65,297   $44,528   $17,502
Units Outstanding......................    4,905     3,998     1,768      855     7,353     6,201     5,378     1,781
Variable Accumulation Unit Value.......  $ 11.05   $  9.14   $  6.40   $ 9.09   $ 12.20   $ 10.53   $  8.28   $  9.83
Total Return...........................    20.9%     42.8%    (29.6%)   (9.1%)    15.9%     27.2%    (15.8%)    (1.7%)
Investment Income Ratio................       --        --        --       --      0.9%      1.1%      1.3%      1.6%

SERIES II POLICIES (b)
Net Assets.............................  $   292   $   198   $   142   $   55   $   807   $   678   $   549   $   109
Units Outstanding......................       21        17        17        5        67        65        67        11
Variable Accumulation Unit Value.......  $ 14.10   $ 11.68   $  8.19   $11.65   $ 12.10   $ 10.45   $  8.23   $  9.78
Total Return...........................    20.7%     42.6%    (29.7%)   16.5%     15.7%     27.0%    (15.9%)    (2.2%)
Investment Income Ratio................       --        --        --       --      0.9%      1.0%      1.6%      2.4%

SERIES III POLICIES (c)
Net Assets.............................  $22,005   $17,706   $ 3,961   $  365   $40,034   $30,861   $15,132   $ 1,409
Units Outstanding......................    1,958     1,901       606       39     3,255     2,903     1,806       141
Variable Accumulation Unit Value.......  $ 11.24   $  9.32   $  6.54   $ 9.30   $ 12.30   $ 10.63   $  8.38   $  9.96
Total Return...........................    20.7%     42.5%    (29.7%)   (7.0%)    15.7%     26.9%    (15.9%)    (0.4%)
Investment Income Ratio................       --        --        --       --      0.9%      1.2%      2.1%      3.2%

SERIES IV POLICIES (d)
Net Assets.............................  $ 7,944   $ 5,924   $ 1,392   $   --   $13,799   $11,463   $ 3,414   $    --
Units Outstanding......................      657       592       199       --     1,158     1,114       422        --
Variable Accumulation Unit Value.......  $ 12.09   $ 10.01   $  7.01   $   --   $ 11.92   $ 10.29   $  8.09   $    --
Total Return...........................    20.8%     42.7%    (29.9%)      --     15.9%     27.1%    (19.1%)       --
Investment Income Ratio................       --        --        --       --      0.9%      1.3%      3.9%        --

SERIES V POLICIES (e)
Net Assets.............................  $   106   $   107   $    15   $   --   $   378   $   302   $   113   $    --
Units Outstanding......................        6         7         2       --        32        29        14        --
Variable Accumulation Unit Value.......  $ 17.45   $ 14.50   $ 10.20   $   --   $ 11.97   $ 10.37   $  8.19   $    --
Total Return...........................    20.4%     42.1%      2.0%       --     15.4%     26.6%    (18.1%)       --
Investment Income Ratio................       --        --        --       --      0.8%      1.2%      3.5%        --

SERIES VI POLICIES (f)
Net Assets.............................  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Units Outstanding......................       --        --        --       --        --        --        --        --
Variable Accumulation Unit Value.......  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Total Return...........................       --        --        --       --        --        --        --        --
Investment Income Ratio................       --        --        --       --        --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                     MAINSTAY VP
                S&P 500 INDEX--INITIAL CLASS                  SMALL CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002      2001
    ---------------------------------------------------------------------------------------------
    $533,383   $535,415   $447,495   $647,391   $755,167   $45,369   $40,155   $ 17,889   $12,197
      23,603     25,814     27,274     30,265     30,595     4,375     4,177      2,600     1,286
    $  22.60   $  20.74   $  16.41   $  21.39   $  24.68   $ 10.37   $  9.61   $   6.88   $  9.48
        9.0%      26.4%     (23.3%)    (13.3%)    (10.6%)     7.9%     39.7%     (27.4%)    (5.2%)
        1.5%       1.4%       1.2%       1.0%                   --        --         --        --

    $  1,797   $  1,788   $  1,559   $  1,826   $  1,266   $   449   $   426   $    267   $   268
         210        227        250        224        135        42        43         38        28
    $   8.56   $   7.87   $   6.23   $   8.14   $   9.40   $ 10.63   $  9.86   $   7.07   $  9.76
        8.8%      26.2%     (23.4%)    (13.4%)     (6.0%)     7.7%     39.5%     (27.5%)    (2.4%)
        1.5%       1.3%       1.4%       1.1%                   --        --         --        --

    $ 76,899   $ 70,812   $ 37,642   $ 16,799   $  1,988   $18,573   $17,970   $  5,362   $   786
       9,241      9,253      6,206      2,120        217     1,804     1,879        782        83
    $   8.32   $   7.65   $   6.07   $   7.92   $   9.16   $ 10.30   $  9.56   $   6.86   $  9.47
        8.7%      26.2%     (23.5%)    (13.5%)     (8.4%)     7.7%     39.4%     (27.6%)    (5.3%)
        1.5%       1.6%       1.8%       2.3%                   --        --         --        --

    $ 21,843   $ 19,067   $  5,417   $     --   $     --   $ 8,101   $ 7,514   $  1,798   $    --
       1,935      1,839        660         --         --       726       726        243        --
    $  11.29   $  10.37   $   8.20   $     --   $     --   $ 11.16   $ 10.35   $   7.41   $    --
        8.9%      26.4%     (18.0%)        --         --      7.8%     39.7%     (25.9%)       --
        1.6%       1.8%       6.1%         --                   --        --         --        --

    $    414   $    264   $     76   $     --   $     --   $   130   $   126   $     14   $    --
          31         21          8         --         --        10        11          2        --
    $  13.43   $  12.39   $   9.84   $     --   $     --   $ 12.41   $ 11.55   $   8.31   $    --
        8.5%      25.8%      (1.6%)        --         --      7.4%     39.1%     (16.9%)       --
        1.6%       1.7%       8.6%         --                   --        --         --        --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
          --         --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   TOTAL RETURN--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $216,659   $233,917   $213,473   $296,704   $338,661
Units Outstanding..................................      12,145     13,754     14,813     16,939     17,027
Variable Accumulation Unit Value...................    $  17.84   $  17.01   $  14.41   $  17.52   $  19.89
Total Return.......................................        4.9%      18.0%     (17.7%)    (11.9%)     (5.7%)
Investment Income Ratio............................        1.6%       1.9%       2.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    724   $  1,895   $  1,847   $  2,444   $  2,730
Units Outstanding..................................          88        242        278        302        297
Variable Accumulation Unit Value...................    $   8.20   $   7.83   $   6.64   $   8.09   $   9.20
Total Return.......................................        4.7%      17.8%     (17.8%)    (12.1%)     (8.0%)
Investment Income Ratio............................        1.0%       1.7%       2.4%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,718   $ 21,510   $ 11,221   $  5,557   $    495
Units Outstanding..................................       2,767      2,868      1,762        717         56
Variable Accumulation Unit Value...................    $   7.85   $   7.50   $   6.37   $   7.75   $   8.82
Total Return.......................................        4.7%      17.8%     (17.9%)    (12.1%)    (11.8%)
Investment Income Ratio............................        1.7%       2.3%       3.6%       5.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,866   $  6,662   $  2,063   $     --   $     --
Units Outstanding..................................         636        647        236         --         --
Variable Accumulation Unit Value...................    $  10.79   $  10.29   $   8.73   $     --   $     --
Total Return.......................................        4.8%      18.0%     (12.7%)        --         --
Investment Income Ratio............................        1.7%       2.6%      11.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    351   $    305   $     12   $     --   $     --
Units Outstanding..................................          29         26          1         --         --
Variable Accumulation Unit Value...................    $  12.19   $  11.67   $   9.93   $     --   $     --
Total Return.......................................        4.4%      17.5%      (0.7%)        --         --
Investment Income Ratio............................        1.8%       3.1%      23.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                              MAINSTAY VP
                        MAINSTAY VP                                         AMERICAN CENTURY
                    VALUE--INITIAL CLASS                             INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------------------
    $205,052   $202,324   $169,824   $213,977   $168,711   $46,438   $44,045   $ 43,336   $ 55,929   $ 60,445
      10,255     11,104     11,706     11,482      8,963     4,151     4,374      5,461      5,593      5,454
    $  19.99   $  18.22   $  14.51   $  18.64   $  18.82   $ 11.19   $ 10.07   $   7.94   $  10.00   $  11.08
        9.7%      25.6%     (22.2%)     (1.0%)     11.3%     11.1%     26.9%     (20.6%)     (9.8%)    (12.0%)
        1.1%       1.6%       1.4%       1.6%                 1.7%      1.4%       1.1%       0.8%

    $  1,017   $  1,072   $    903   $    802   $    239   $   316   $   309   $    213   $     71   $    154
          87        101        106         73         22        34        37         32          9         17
    $  11.66   $  10.64   $   8.49   $  10.92   $  11.04   $  9.24   $  8.33   $   6.57   $   8.29   $   9.21
        9.6%      25.4%     (22.3%)     (1.1%)     10.4%     10.9%     26.7%     (20.8%)    (10.0%)     (7.9%)
        1.1%       1.6%       1.5%       2.2%                 1.7%      1.6%       1.8%       0.9%

    $ 40,492   $ 36,811   $ 22,026   $ 10,836   $     69   $ 8,690   $ 7,574   $  3,274   $  1,388   $    218
       3,635      3,619      2,714      1,037          7       959       927        507        170         24
    $  11.14   $  10.17   $   8.11   $  10.44   $  10.57   $  9.06   $  8.17   $   6.45   $   8.15   $   9.05
        9.5%      25.4%     (22.3%)     (1.2%)      5.7%     10.9%     26.7%     (20.8%)     (9.9%)     (9.5%)
        1.2%       1.8%       2.1%       3.9%                 1.8%      1.8%       1.7%       1.6%

    $ 11,987   $ 11,041   $  3,870   $     --   $     --   $ 2,452   $ 2,018   $    529   $     --   $     --
       1,135      1,147        505         --         --       214       195         65         --         --
    $  10.56   $   9.63   $   7.67   $     --   $     --   $ 11.48   $ 10.34   $   8.15   $     --   $     --
        9.7%      25.5%     (23.3%)        --         --     11.0%     26.8%     (18.5%)        --         --
        1.2%       1.9%       6.1%         --                 1.8%      1.9%       6.2%         --

    $    234   $    230   $     50   $     --   $     --   $    12   $     1   $     --   $     --   $     --
          21         22          6         --         --         1        --         --         --         --
    $  11.40   $  10.43   $   8.34   $     --   $     --   $ 12.65   $ 11.44   $     --   $     --   $     --
        9.2%      25.0%     (16.6%)        --         --     10.6%     14.4%         --         --         --
        1.1%       2.0%       8.9%         --                 1.1%      4.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
          --         --         --         --                   --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         MAINSTAY VP
                                                                           DREYFUS
                                                              LARGE COMPANY VALUE--INITIAL CLASS
                                                       ------------------------------------------------
                                                        2004      2003       2002      2001      2000
                                                       ------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $37,374   $34,701   $ 34,818   $44,680   $37,822
Units Outstanding..................................      3,342     3,407      4,314     4,211     3,356
Variable Accumulation Unit Value...................    $ 11.18   $ 10.18   $   8.07   $ 10.61   $ 11.27
Total Return.......................................       9.8%     26.2%     (23.9%)    (5.9%)     5.1%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $   395   $   374   $    309   $   336   $   178
Units Outstanding..................................         38        40         41        34        17
Variable Accumulation Unit Value...................    $ 10.34   $  9.43   $   7.49   $  9.86   $ 10.49
Total Return.......................................       9.7%     26.0%     (24.0%)    (6.0%)     4.9%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $13,234   $11,630   $  5,637   $ 4,231   $   147
Units Outstanding..................................      1,296     1,249        762       434        14
Variable Accumulation Unit Value...................    $ 10.21   $  9.31   $   7.40   $  9.74   $ 10.37
Total Return.......................................       9.6%     25.9%     (24.1%)    (6.1%)     3.7%
Investment Income Ratio............................       1.0%      1.0%       0.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 3,137   $ 2,835   $    810   $    --   $    --
Units Outstanding..................................        284       281        101        --        --
Variable Accumulation Unit Value...................    $ 11.06   $ 10.07   $   7.99   $    --   $    --
Total Return.......................................       9.8%     26.1%     (20.1%)       --        --
Investment Income Ratio............................       1.0%      1.1%       2.5%        --

SERIES V POLICIES (e)
Net Assets.........................................    $   273   $    46   $     --   $    --   $    --
Units Outstanding..................................         19         3         --        --        --
Variable Accumulation Unit Value...................    $ 14.52   $ 13.28   $     --   $    --   $    --
Total Return.......................................       9.3%     32.8%         --        --        --
Investment Income Ratio............................       1.0%      1.8%         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $    --   $    --
Units Outstanding..................................         --        --         --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $    --   $    --
Total Return.......................................         --        --         --        --        --
Investment Income Ratio............................         --        --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       MAINSTAY VP                                          MAINSTAY VP
                       EAGLE ASSET                                          LORD ABBETT
                        MANAGEMENT                                          DEVELOPING
               GROWTH EQUITY--INITIAL CLASS                            GROWTH--INITIAL CLASS
    --------------------------------------------------   -------------------------------------------------
     2004      2003       2002       2001       2000      2004      2003       2002      2001       2000
    ------------------------------------------------------------------------------------------------------
    $79,285   $97,271   $ 82,525   $132,751   $157,719   $24,385   $25,669   $ 17,566   $25,662   $ 29,808
      6,615     7,818      8,375      9,537      9,323     2,817     3,094      2,893     2,959      3,141
    $ 11.98   $ 12.44   $   9.85   $  13.92   $  16.92   $  8.66   $  8.30   $   6.07   $  8.67   $   9.49
      (3.7%)    26.3%     (29.2%)    (17.7%)    (11.2%)     4.4%     36.6%     (30.0%)    (8.6%)    (20.2%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $   473   $   633   $    479   $    537   $    528   $   174   $   225   $    109   $    52   $     85
         71        91         87         69         55        21        28         19         6          9
    $  6.70   $  6.96   $   5.52   $   7.81   $   9.51   $  8.28   $  7.95   $   5.83   $  8.33   $   9.13
      (3.8%)    26.1%     (29.3%)    (17.9%)     (4.9%)     4.2%     36.4%     (30.1%)    (8.8%)     (8.7%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $13,389   $16,377   $  8,998   $  9,015   $  1,686   $ 5,538   $ 5,667   $  1,601   $   906   $     40
      2,343     2,754      1,907      1,350        207       666       710        273       108          4
    $  5.72   $  5.95   $   4.72   $   6.68   $   8.13   $  8.32   $  7.99   $   5.86   $  8.38   $   9.19
      (3.9%)    26.0%     (29.4%)    (17.8%)    (18.7%)     4.2%     36.3%     (30.1%)    (8.8%)     (8.1%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $ 3,497   $ 3,610   $  1,117   $     --   $     --   $ 1,530   $ 1,394   $    321   $    --   $     --
        364       362        141         --         --       139       132         42        --         --
    $  9.60   $  9.97   $   7.90   $     --   $     --   $ 11.00   $ 10.54   $   7.72   $    --   $     --
      (3.7%)    26.2%     (21.0%)        --         --      4.3%     36.5%     (22.8%)       --         --
       0.2%      0.2%       0.3%         --                   --        --         --        --

    $    77   $    48   $     --   $     --   $     --   $    14   $     8   $     --   $    --   $     --
          7         4         --         --         --         1         1         --        --         --
    $ 11.58   $ 12.08   $   9.60   $     --   $     --   $ 13.64   $ 13.13   $     --   $    --   $     --
      (4.1%)    25.8%      (4.0%)        --         --      3.9%     31.3%         --        --         --
       0.3%      0.3%         --         --                   --        --         --        --

    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
         --        --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             ALGER
                                                                            AMERICAN
                                                                             SMALL
                                                                 CAPITALIZATION--CLASS O SHARES
                                                       --------------------------------------------------
                                                        2004      2003       2002       2001       2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $64,616   $60,347   $ 44,207   $ 66,445   $ 93,083
Units Outstanding..................................      6,515     6,994      7,192      7,864      7,657
Variable Accumulation Unit Value...................    $  9.92   $  8.63   $   6.15   $   8.45   $  12.16
Total Return.......................................      15.0%     40.4%     (27.3%)    (30.5%)    (28.2%)
Investment Income Ratio............................         --        --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   442   $   418   $    417   $    514   $    588
Units Outstanding..................................         64        69         97         87         69
Variable Accumulation Unit Value...................    $  6.94   $  6.05   $   4.31   $   5.94   $   8.56
Total Return.......................................      14.8%     40.2%     (27.4%)    (30.6%)    (14.4%)
Investment Income Ratio............................         --        --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $12,381   $10,455   $  5,200   $  5,162   $  1,125
Units Outstanding..................................      1,925     1,865      1,299        936        142
Variable Accumulation Unit Value...................    $  6.43   $  5.61   $   4.00   $   5.51   $   7.95
Total Return.......................................      14.7%     40.1%     (27.4%)    (30.7%)    (20.5%)
Investment Income Ratio............................         --        --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 2,438   $ 2,010   $    376   $     --   $     --
Units Outstanding..................................        185       175         46         --         --
Variable Accumulation Unit Value...................    $ 13.20   $ 11.49   $   8.19   $     --   $     --
Total Return.......................................      14.9%     40.3%     (18.1%)        --         --
Investment Income Ratio............................         --        --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $   147   $    54   $     --   $     --   $     --
Units Outstanding..................................          9         4         --         --         --
Variable Accumulation Unit Value...................    $ 15.47   $ 13.52   $     --   $     --   $     --
Total Return.......................................      14.4%     35.2%         --         --         --
Investment Income Ratio............................         --        --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $     --
Units Outstanding..................................         --        --         --         --         --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $     --
Total Return.......................................         --        --         --         --         --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       AMSOUTH                               AMSOUTH                               AMSOUTH
                       ENHANCED                           INTERNATIONAL                             LARGE
                     MARKET FUND                           EQUITY FUND                            CAP FUND
          ----------------------------------   -----------------------------------   -----------------------------------
           2004     2003     2002     2001      2004     2003     2002      2001      2004     2003     2002      2001
          --------------------------------------------------------------------------------------------------------------
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $2,576   $2,415   $1,562   $ 1,112   $  558   $  361   $   139   $   116   $3,896   $3,889   $ 2,526   $ 1,883
             288      293      239       127       44       36        21        14      460      478       385       216
          $ 8.94   $ 8.24   $ 6.53   $  8.75   $12.65   $10.16   $  6.71   $  8.16   $ 8.46   $ 8.13   $  6.57   $  8.72
            8.5%    26.2%    25.4%    (12.5%)   24.5%    51.3%    (17.7%)   (18.4%)    4.1%    23.8%    (24.7%)   (12.8%)
            0.9%     0.8%     0.5%      0.1%       --     0.9%      0.3%        --     0.3%     0.2%      0.2%        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $  415   $  133   $   --   $    --   $  194   $   32   $    --   $    --   $  561   $  134   $    --   $    --
              34       12       --        --       12        3        --        --       49       12        --        --
          $12.23   $11.29   $   --   $    --   $15.65   $12.59   $    --   $    --   $11.42   $10.99   $    --   $    --
            8.4%    12.9%       --        --    24.3%    25.9%        --        --     3.9%     9.9%        --        --
            1.1%     1.1%       --        --       --     3.1%        --        --     0.4%     0.4%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                      CALVERT
                                                         AMSOUTH                                      SOCIAL
                                                      MID CAP FUND                                   BALANCED
                                          -------------------------------------   -----------------------------------------------
                                           2004      2003      2002      2001      2004      2003      2002      2001      2000
                                          ---------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................  $    --   $    --   $    --   $    --   $30,071   $27,683   $23,139   $27,380   $26,540
Units Outstanding.......................       --        --        --        --     1,684     1,655     1,627     1,668     1,484
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 17.86   $ 16.73   $ 14.22   $ 16.41   $ 17.89
Total Return............................       --        --        --        --      6.8%     17.7%    (13.4%)    (8.3%)    (4.5%)
Investment Income Ratio.................       --        --        --        --      1.7%      2.0%      2.7%      3.9%

SERIES II POLICIES (b)
Net Assets..............................  $    --   $    --   $    --   $    --   $   157   $   125   $   111   $    98   $   103
Units Outstanding.......................       --        --        --        --        17        14        15        11        11
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $  9.29   $  8.71   $  7.42   $  8.57   $  9.36
Total Return............................       --        --        --        --      6.6%     17.5%    (13.5%)    (8.4%)    (6.4%)
Investment Income Ratio.................       --        --        --        --      1.6%      1.8%      3.1%      3.6%

SERIES III POLICIES (c)
Net Assets..............................  $ 1,695   $ 1,412   $   826   $   515   $10,514   $ 8,419   $ 3,779   $ 1,957   $   177
Units Outstanding.......................      199       189       146        70     1,166       995       524       235        19
Variable Accumulation Unit Value........  $  8.50   $  7.48   $  5.66   $  7.38   $  9.02   $  8.46   $  7.21   $  8.34   $  9.10
Total Return............................    13.7%     32.0%    (23.2%)   (26.2%)     6.5%     17.4%    (13.5%)    (8.4%)    (9.0%)
Investment Income Ratio.................       --        --        --        --      1.8%      2.6%      4.1%      7.3%

SERIES IV POLICIES (d)
Net Assets..............................  $    --   $    --   $    --   $    --   $ 4,417   $ 2,279   $   352   $    --   $    --
Units Outstanding.......................       --        --        --        --       382       210        38        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 11.58   $ 10.85   $  9.23   $    --   $    --
Total Return............................       --        --        --        --      6.7%     17.6%     (7.7%)       --        --
Investment Income Ratio.................       --        --        --        --      2.1%      3.5%     10.3%        --

SERIES V POLICIES (e)
Net Assets..............................  $    --   $    --   $    --   $    --   $   751   $    70   $     5   $    --   $    --
Units Outstanding.......................       --        --        --        --        60         6         1        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 12.55   $ 11.81   $ 10.08   $    --   $    --
Total Return............................       --        --        --        --      6.3%     17.1%      0.8%        --        --
Investment Income Ratio.................       --        --        --        --      2.7%      4.6%     24.6%        --

SERIES VI POLICIES (f)
Net Assets..............................  $   272   $    86   $    --   $    --   $ 1,673   $   469   $    --   $    --   $    --
Units Outstanding.......................       20         7        --        --       146        43        --        --        --
Variable Accumulation Unit Value........  $ 13.37   $ 11.78   $    --   $    --   $ 11.48   $ 10.80   $    --   $    --   $    --
Total Return............................    13.5%     17.8%        --        --      6.4%      8.0%        --        --        --
Investment Income Ratio.................       --        --        --        --      2.5%      7.3%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  DREYFUS IP                                     FIDELITY(R)
                  TECHNOLOGY                                         VIP
                   GROWTH--                                    CONTRAFUND(R)--
                INITIAL SHARES                                  INITIAL CLASS
    --------------------------------------   ----------------------------------------------------
     2004      2003       2002      2001       2004       2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------
    $16,780   $17,740   $  4,790   $ 3,197   $319,270   $291,995   $238,091   $279,422   $319,564
      1,936     2,027        815       325     15,206     15,836     16,358     17,160     16,983
    $  8.67   $  8.75   $   5.88   $  9.84   $  21.00   $  18.44   $  14.56   $  16.28   $  18.82
      (0.9%)    48.9%     (40.3%)    (1.6%)     13.9%      26.7%     (10.6%)    (13.5%)     (7.9%)
         --        --         --        --       0.3%       0.5%       0.8%       0.8%

    $   113   $   182   $    156   $    23   $  1,465   $  1,321   $    981   $    883   $    452
         11        17         22         2        133        136        128        103         46
    $ 10.56   $ 10.67   $   7.18   $ 12.03   $  11.02   $   9.69   $   7.66   $   8.58   $   9.93
      (1.1%)    48.6%     (40.3%)    20.3%      13.7%      26.5%     (10.7%)    (13.6%)     (0.7%)
         --        --         --        --       0.3%       0.4%       0.8%       0.6%

    $ 8,362   $10,676   $  2,060   $   587   $ 48,944   $ 41,757   $ 19,347   $  9,054   $  1,410
        952     1,201        344        58      4,625      4,484      2,627      1,097        147
    $  8.79   $  8.89   $   5.98   $ 10.03   $  10.58   $   9.31   $   7.37   $   8.26   $   9.56
      (1.1%)    48.6%     (40.4%)     0.3%      13.6%      26.4%     (10.8%)    (13.6%)     (4.4%)
         --        --         --        --       0.3%       0.3%       0.6%       0.3%

    $ 2,402   $ 2,206   $    367   $    --   $ 14,290   $ 11,685   $  3,664   $     --   $     --
        228       207         51        --      1,149      1,070        425         --         --
    $ 10.55   $ 10.65   $   7.16   $    --   $  12.43   $  10.93   $   8.63   $     --   $     --
      (1.0%)    48.8%     (28.4%)       --      13.8%      26.6%     (13.7%)        --         --
         --        --         --        --       0.3%       0.3%         --         --

    $    29   $    32   $     --   $    --   $    526   $    398   $     53   $     --   $     --
          2         2         --        --         36         31          5         --         --
    $ 13.97   $ 14.17   $     --   $    --   $  14.73   $  12.99   $  10.30   $     --   $     --
      (1.4%)    41.7%         --        --      13.4%      26.1%       3.0%         --         --
         --        --         --        --       0.3%       0.2%         --         --

    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
         --        --         --        --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                             VIP
                                                                       EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2004       2003       2002       2001       2000
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $189,506   $179,594   $144,348   $175,541   $158,987
Units Outstanding..................................    10,725     11,179     11,548     11,501      9,762
Variable Accumulation Unit Value...................  $  17.67   $  16.07   $  12.50   $  15.26   $  16.29
Total Return.......................................     10.0%      28.5%     (18.1%)     (6.3%)      6.9%
Investment Income Ratio............................      1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $  1,372   $    877   $    626   $    529   $    286
Units Outstanding..................................       119         84         77         53         27
Variable Accumulation Unit Value...................  $  11.49   $  10.46   $   8.15   $   9.97   $  10.65
Total Return.......................................      9.8%      28.3%     (18.2%)     (6.4%)      6.5%
Investment Income Ratio............................      1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 39,178   $ 36,552   $ 20,493   $ 12,157   $    275
Units Outstanding..................................     3,465      3,548      2,552      1,237         26
Variable Accumulation Unit Value...................  $  11.31   $  10.30   $   8.03   $   9.83   $  10.51
Total Return.......................................      9.8%      28.3%     (18.3%)     (6.5%)      5.1%
Investment Income Ratio............................      1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,223   $  8,099   $  2,204   $     --   $     --
Units Outstanding..................................       801        773        270         --         --
Variable Accumulation Unit Value...................  $  11.51   $  10.47   $   8.15   $     --   $     --
Total Return.......................................      9.9%      28.5%     (18.5%)        --         --
Investment Income Ratio............................      1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    651   $    370   $     72   $     --   $     --
Units Outstanding..................................        56         35          9         --         --
Variable Accumulation Unit Value...................  $  11.54   $  10.54   $   8.24   $     --   $     --
Total Return.......................................      9.5%      27.9%     (17.6%)        --         --
Investment Income Ratio............................      1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
               BALANCED--INSTITUTIONAL SHARES                          GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $501,432   $541,659   $534,854   $607,299   $598,090   $231,574   $266,039   $250,712   $385,523   $506,390
      24,437     28,250     31,372     32,862     30,425     15,251     18,103     20,859     23,563     23,672
    $  20.52   $  19.17   $  17.05   $  18.48   $  19.66   $  15.18   $  14.70   $  12.02   $  16.36   $  21.39
        7.0%      12.5%      (7.7%)     (6.0%)     (3.6%)      3.3%      22.3%     (26.5%)    (23.5%)    (16.8%)
        2.2%       2.2%       2.4%       2.7%                  1.0%       1.1%       0.9%       0.5%

    $  2,176   $  2,620   $  2,506   $  2,538   $  1,636   $    985   $  1,136   $  1,024   $  1,111   $  1,165
         205        264        283        264        160        152        181        199        159        127
    $  10.62   $   9.94   $   8.85   $   9.61   $  10.24   $   6.46   $   6.27   $   5.13   $   7.00   $   9.16
        6.9%      12.3%      (7.9%)     (6.2%)      2.4%       3.2%      22.1%     (26.6%)    (23.6%)     (8.4%)
        2.1%       2.2%       2.5%       3.0%                  0.9%       1.0%       0.7%       0.5%

    $ 74,259   $ 79,154   $ 54,824   $ 26,039   $  2,842   $ 16,987   $ 20,011   $ 13,227   $ 11,124   $  2,806
       7,429      8,458      6,575      2,875        294      2,864      3,479      2,806      1,730        333
    $  10.00   $   9.36   $   8.34   $   9.06   $   9.65   $   5.93   $   5.75   $   4.71   $   6.43   $   8.42
        6.8%      12.2%      (7.9%)     (6.1%)     (3.5%)      3.1%      22.0%     (26.7%)    (23.6%)    (15.8%)
        2.2%       2.4%       3.1%       4.0%                  1.0%       1.4%       1.0%       0.7%

    $ 21,177   $ 21,004   $  8,129   $     --   $     --   $  6,016   $  6,275   $  2,078   $     --   $     --
       1,916      2,032        884         --         --        612        659        267         --         --
    $  11.05   $  10.33   $   9.19   $     --   $     --   $   9.83   $   9.52   $   7.79   $     --   $     --
        7.0%      12.4%      (8.1%)        --         --       3.3%      22.2%     (22.1%)        --         --
        2.3%       2.6%       5.6%         --                  1.0%       1.3%       2.5%         --

    $    647   $    513   $     82   $     --   $     --   $    135   $     84   $     --   $     --   $     --
          57         48          9         --         --         11          7         --         --         --
    $  11.42   $  10.72   $   9.57   $     --   $     --   $  12.48   $  12.13   $   9.96   $     --   $     --
        6.5%      12.0%      (4.3%)        --         --       2.9%      21.8%      (0.4%)        --         --
        2.4%       2.9%       5.1%         --                  1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                            MFS(R)
                                                                           INVESTORS
                                                                             TRUST
                                                                     SERIES--INITIAL CLASS
                                                       -------------------------------------------------
                                                        2004      2003       2002       2001      2000
                                                       -------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $24,302   $24,572   $ 22,189   $ 29,963   $29,503
Units Outstanding..................................      2,599     2,885      3,138      3,303     2,695
Variable Accumulation Unit Value...................    $  9.35   $  8.52   $   7.07   $   9.07   $ 10.95
Total Return.......................................       9.8%     20.5%     (22.1%)    (17.2%)    (1.5%)
Investment Income Ratio............................       0.6%      0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $   368   $   340   $    260   $    231   $   102
Units Outstanding..................................         44        45         41         29        11
Variable Accumulation Unit Value...................    $  8.28   $  7.55   $   6.28   $   8.07   $  9.75
Total Return.......................................       9.6%     20.3%     (22.2%)    (17.2%)    (2.5%)
Investment Income Ratio............................       0.6%      0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 6,024   $ 5,795   $  4,309   $  4,146   $   305
Units Outstanding..................................        740       780        698        522        32
Variable Accumulation Unit Value...................    $  8.14   $  7.43   $   6.18   $   7.94   $  9.60
Total Return.......................................       9.6%     20.2%     (22.2%)    (17.3%)    (4.0%)
Investment Income Ratio............................       0.6%      0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,319   $ 1,236   $    463   $     --   $    --
Units Outstanding..................................        123       126         57         --        --
Variable Accumulation Unit Value...................    $ 10.75   $  9.80   $   8.14   $     --   $    --
Total Return.......................................       9.8%     20.4%     (18.6%)        --        --
Investment Income Ratio............................       0.6%      0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    91   $    74   $     --   $     --   $    --
Units Outstanding..................................          7         6         --         --        --
Variable Accumulation Unit Value...................    $ 13.62   $ 12.46   $     --   $     --   $    --
Total Return.......................................       9.3%     24.6%         --         --        --
Investment Income Ratio............................       0.6%      0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $    --
Units Outstanding..................................         --        --         --         --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $    --
Total Return.......................................         --        --         --         --        --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                          NEUBERGER
                                                                                                            BERMAN
                        MFS(R)                                       MFS(R)                                  AMT
                       RESEARCH                                    UTILITIES                               MID-CAP
                 SERIES--INITIAL CLASS                       SERIES--INITIAL CLASS                     GROWTH--CLASS I
    -----------------------------------------------   ------------------------------------   ------------------------------------
     2004      2003      2002      2001      2000      2004     2003      2002      2001      2004     2003      2002      2001
    -----------------------------------------------------------------------------------------------------------------------------
    $34,542   $33,395   $29,511   $46,896   $50,417   $1,792   $   870   $   299   $   135   $3,795   $ 4,336   $ 1,673   $   464
      3,422     3,779     4,107     4,857     4,054      155        97        45        15      390       511       249        48
    $ 10.09   $  8.84   $  7.19   $  9.66   $ 12.44   $11.57   $  9.01   $  6.72   $  8.83   $ 9.73   $  8.49   $  6.72   $  9.64
      14.2%     23.0%    (25.6%)   (22.4%)    (6.2%)   28.4%     34.0%    (23.8%)   (11.7%)   14.7%     26.3%    (30.3%)    (3.6%)
       1.1%      0.7%      0.3%        --               1.3%      1.7%      2.4%        --       --        --        --        --

    $   298   $   307   $   270   $   376   $   586   $   23   $    16   $    10   $    --   $   59   $    69   $    26   $     1
         42        49        53        55        66        2         2         1        --        6         8         4        --
    $  7.15   $  6.27   $  5.10   $  6.87   $  8.86   $13.61   $ 10.62   $  7.93   $ 10.43   $10.02   $  8.75   $  6.94   $  9.98
      14.1%     22.8%    (25.7%)   (22.5%)   (11.4%)   28.2%     33.8%    (23.9%)     4.3%    14.5%     26.1%    (30.4%)    (0.2%)
       1.1%      0.7%      0.3%        --               1.3%      2.1%      0.3%        --       --        --        --        --

    $ 6,554   $ 6,172   $ 4,401   $ 5,269   $ 1,516   $1,955   $ 1,138   $   390   $   258   $3,531   $ 3,204   $ 1,192   $   184
        958     1,029       900       801       179      180       134        62        31      350       364       171        18
    $  6.84   $  6.00   $  4.89   $  6.58   $  8.49   $10.87   $  8.49   $  6.35   $  8.35   $10.08   $  8.81   $  6.99   $ 10.05
      14.0%     22.7%    (25.7%)   (22.5%)   (15.1%)   28.1%     33.7%    (24.0%)   (16.5%)   14.5%     26.0%    (30.5%)     0.5%
       1.1%      0.6%      0.3%        --               1.4%      2.1%      3.0%        --       --        --        --        --

    $ 1,125   $ 1,035   $   357   $    --   $    --   $  132   $   104   $    41   $    --   $  672   $   619   $   156   $    --
        102       107        45        --        --        8         8         4        --       48        51        16        --
    $ 11.07   $  9.69   $  7.89   $    --   $    --   $17.50   $ 13.64   $ 10.18   $    --   $14.01   $ 12.22   $  9.68   $    --
      14.2%     22.9%    (21.1%)       --        --    28.3%     33.9%      1.8%        --    14.6%     26.2%     (3.2%)       --
       1.1%      0.6%        --        --               1.5%      2.2%        --        --       --        --        --        --

    $    27   $     8   $    --   $    --   $    --   $   44   $    15   $    --   $    --   $  110   $    82   $    --   $    --
          2         1        --        --        --        3         1        --        --        8         7        --        --
    $ 13.44   $ 11.82   $  9.65   $    --   $    --   $15.62   $ 12.22   $    --   $    --   $13.53   $ 11.85   $  9.42   $    --
      13.7%     22.5%     (3.5%)       --        --    27.8%     22.2%        --        --    14.2%     25.8%     (5.8%)       --
       0.5%      0.2%        --        --               1.3%        --        --        --       --        --        --        --

    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
         --        --        --        --                 --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         T. ROWE PRICE
                                                                             EQUITY
                                                                        INCOME PORTFOLIO
                                                       --------------------------------------------------
                                                         2004       2003       2002      2001      2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $144,311   $117,894   $ 89,634   $85,476   $42,484
Units Outstanding..................................      10,397      9,625      9,056     7,398     3,679
Variable Accumulation Unit Value...................    $  13.88   $  12.25   $   9.90   $ 11.55   $ 11.55
Total Return.......................................       13.3%      23.7%     (14.3%)       --     11.5%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,478   $  1,524   $  1,044   $   902   $   146
Units Outstanding..................................         112        130        110        81        13
Variable Accumulation Unit Value...................    $  13.24   $  11.70   $   9.47   $ 11.07   $ 11.08
Total Return.......................................       13.2%      23.6%     (14.5%)       --     10.8%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 50,653   $ 41,615   $ 22,371   $ 9,712   $    98
Units Outstanding..................................       3,910      3,633      2,412       895         9
Variable Accumulation Unit Value...................    $  12.95   $  11.45   $   9.27   $ 10.85   $ 10.86
Total Return.......................................       13.1%      23.5%     (14.5%)       --      8.6%
Investment Income Ratio............................        1.6%       1.8%       1.9%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 13,286   $ 11,020   $  3,453   $    --   $    --
Units Outstanding..................................       1,154      1,084        420        --        --
Variable Accumulation Unit Value...................    $  11.51   $  10.17   $   8.22   $    --   $    --
Total Return.......................................       13.3%      23.7%     (17.8%)       --        --
Investment Income Ratio............................        1.6%       1.9%       3.1%        --

SERIES V POLICIES (e)
Net Assets.........................................    $    634   $    461   $    117   $    --   $    --
Units Outstanding..................................          54         45         14        --        --
Variable Accumulation Unit Value...................    $  11.68   $  10.36   $   8.41   $    --   $    --
Total Return.......................................       12.8%      23.2%     (15.9%)       --        --
Investment Income Ratio............................        1.6%       1.9%       2.7%        --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................          --         --         --        --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $    --   $    --
Total Return.......................................          --         --         --        --        --
Investment Income Ratio............................          --         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       VAN ECK                                         VAN KAMPEN
                      WORLDWIDE                                            UIF
                         HARD                                       EMERGING MARKETS
                        ASSETS                                       EQUITY--CLASS I
    ----------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000     2004      2003      2002      2001      2000
    ------------------------------------------------------------------------------------------------
    $19,773   $10,239   $ 6,351   $ 3,510   $4,929   $39,055   $33,055   $22,764   $25,016   $28,721
      1,271       805       714       378      469     3,076     3,161     3,213     3,172     3,358
    $ 15.55   $ 12.72   $  8.89   $  9.28   $10.51   $ 12.70   $ 10.46   $  7.09   $  7.89   $  8.55
      22.3%     43.1%     (4.2%)   (11.7%)    9.9%     21.4%     47.6%    (10.2%)    (7.7%)   (40.1%)
       0.3%      0.4%      0.5%      1.4%               0.7%        --        --        --

    $   292   $   190   $    49   $    29   $   25   $   164   $   697   $   109   $ 5,828   $    38
         19        15         6         3        2        18        92        21     1,019         6
    $ 15.41   $ 12.62   $  8.83   $  9.24   $10.48   $  9.15   $  7.55   $  5.12   $  5.72   $  6.21
      22.1%     42.8%     (4.3%)   (11.8%)    4.8%     21.2%     47.4%    (10.4%)    (7.9%)   (37.9%)
       0.3%      0.3%      0.3%      3.8%               0.6%        --        --        --

    $16,224   $ 5,745   $ 2,229   $   238   $   53   $ 7,050   $ 5,409   $ 2,432   $   594   $    54
      1,040       449       249        25        5       663       617       408        89         7
    $ 15.61   $ 12.79   $  8.96   $  9.37   $10.63   $ 10.63   $  8.77   $  5.96   $  6.64   $  7.22
      22.0%     42.8%     (4.4%)   (11.9%)    6.3%     21.2%     47.3%    (10.3%)    (8.0%)   (27.8%)
       0.3%      0.4%      0.2%      1.1%               0.7%        --        --        --

    $ 7,059   $ 1,461   $   326   $    --   $   --   $ 1,965   $ 1,279   $   456   $    --   $    --
        480       121        39        --       --       139       110        58        --        --
    $ 14.71   $ 12.04   $  8.42   $    --   $   --   $ 14.10   $ 11.62   $  7.88   $    --   $    --
      22.2%     43.0%    (15.8%)       --       --     21.3%     47.5%    (21.2%)       --        --
       0.2%      0.3%        --        --               0.7%        --        --        --

    $   371   $    63   $    --   $    --   $   --   $    57   $    19   $    --   $    --   $    --
         20         4        --        --       --         3         1        --        --        --
    $ 18.55   $ 15.24   $    --   $    --   $   --   $ 18.07   $ 14.95   $    --   $    --   $    --
      21.7%     52.4%        --        --       --     20.9%     49.5%        --        --        --
       0.1%        --        --        --               0.7%        --        --        --

    $ 4,069   $   348   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
        249        26        --        --       --        --        --        --        --        --
    $ 16.35   $ 13.42   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
      21.8%     34.2%        --        --       --        --        --        --        --        --
       0.1%        --        --        --                 --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                          MAINSTAY VP
                                                       MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                          BOND--         APPRECIATION--     COMMON STOCK--
                                                      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                     ----------------   ----------------   ----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 7,474   $2,929   $ 7,459   $2,760   $ 4,810   $1,842
Units Outstanding..................................      737      296       653      248       387      162
Variable Accumulation Unit Value...................  $ 10.15   $ 9.91   $ 11.42   $11.15   $ 12.44   $11.40
Total Return.......................................     2.4%    (0.9%)     2.5%    11.5%      9.1%    14.0%
Investment Income Ratio............................     4.8%    13.3%      0.1%     0.5%      1.6%     3.7%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $     6   $   --   $    --   $   --
Units Outstanding..................................        1       --         1       --        --       --
Variable Accumulation Unit Value...................  $ 10.02   $   --   $ 10.31   $   --   $ 10.00   $   --
Total Return.......................................     0.2%       --      3.1%       --        --       --
Investment Income Ratio............................    48.1%       --      0.8%       --        --       --

SERIES III POLICIES (c)
Net Assets.........................................  $19,603   $6,344   $16,081   $5,334   $10,274   $3,094
Units Outstanding..................................    1,936      640     1,396      474       832      273
Variable Accumulation Unit Value...................  $ 10.12   $ 9.91   $ 11.52   $11.26   $ 12.34   $11.34
Total Return.......................................     2.2%    (0.9%)     2.2%    12.6%      8.9%    13.4%
Investment Income Ratio............................     4.8%    17.1%      0.1%     0.6%      1.7%     4.1%

SERIES IV POLICIES (d)
Net Assets.........................................  $16,738   $5,867   $10,571   $4,522   $10,070   $3,340
Units Outstanding..................................    1,649      592       926      406       810      293
Variable Accumulation Unit Value...................  $ 10.15   $ 9.92   $ 11.41   $11.14   $ 12.43   $11.40
Total Return.......................................     2.3%    (0.8%)     2.4%    11.4%      9.0%    14.0%
Investment Income Ratio............................     5.0%    15.6%      0.1%     0.5%      1.7%     3.4%

SERIES V POLICIES (e)
Net Assets.........................................  $ 1,362   $  407   $   429   $   86   $   213   $   38
Units Outstanding..................................      136       41        38        8        17        3
Variable Accumulation Unit Value...................  $ 10.02   $ 9.83   $ 11.20   $10.98   $ 12.29   $11.32
Total Return.......................................     1.9%    (1.7%)     2.0%     9.8%      8.6%    13.2%
Investment Income Ratio............................     5.2%    14.8%      0.1%     1.3%      1.6%     2.4%

SERIES VI POLICIES (f)
Net Assets.........................................  $ 9,200   $3,343   $ 8,794   $2,186   $ 5,161   $1,484
Units Outstanding..................................      912      338       774      197       417      130
Variable Accumulation Unit Value...................  $ 10.09   $ 9.89   $ 11.36   $11.12   $ 12.37   $11.38
Total Return.......................................     2.0%    (1.1%)     2.1%    11.2%      8.7%    13.8%
Investment Income Ratio............................     5.2%    14.5%      0.1%     0.5%      1.8%     3.4%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                             MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP         HIGH YIELD        INTERNATIONAL       MAINSTAY VP
     CONVERTIBLE--       GOVERNMENT--     CORPORATE BOND--        EQUITY--        MID CAP CORE--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   -----------------   ----------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003     2004      2003
    ---------------------------------------------------------------------------------------------
    $10,142   $3,817   $ 6,080   $2,651   $33,434   $10,501   $ 5,975   $1,340   $ 5,876   $1,477
        884      347       614      272     2,643       920       441      114       414      125
    $ 11.48   $10.99   $  9.91   $ 9.75   $ 12.65   $ 11.41   $ 13.55   $11.74   $ 14.19   $11.80
       4.4%     9.9%      1.6%    (2.5%)    10.9%     14.1%     15.4%    17.4%     20.2%    18.0%
       2.4%     8.3%      5.6%    14.3%     10.1%     26.0%      1.3%     6.9%      0.5%     1.2%

    $    24   $   --   $     5   $   --   $    64   $    --   $     8   $   --   $    11   $   --
          2       --        --       --         6        --         1       --         1       --
    $ 10.11   $   --   $ 10.01   $   --   $ 10.18   $    --   $ 10.19   $   --   $ 10.19   $   --
       1.1%       --      0.1%       --      1.8%        --      1.9%       --      1.9%       --
      58.1%       --     86.3%       --     87.4%        --     10.9%       --      3.1%       --

    $23,424   $7,798   $12,875   $4,087   $94,871   $28,302   $16,793   $2,933   $13,092   $2,774
      2,039      707     1,310      422     7,556     2,495     1,262      254       931      237
    $ 11.49   $11.03   $  9.83   $ 9.69   $ 12.56   $ 11.35   $ 13.30   $11.55   $ 14.06   $11.72
       4.2%    10.3%      1.4%    (3.1%)    10.7%     13.5%     15.2%    15.5%     20.0%    17.2%
       2.5%     9.0%      5.7%    18.2%     10.2%     30.0%      1.4%     8.0%      0.5%     1.4%

    $20,014   $7,040   $11,256   $4,147   $76,786   $25,512   $13,748   $2,849   $10,128   $2,677
      1,754      644     1,136      425     6,041     2,224     1,027      246       719      228
    $ 11.41   $10.94   $  9.91   $ 9.76   $ 12.71   $ 11.47   $ 13.38   $11.60   $ 14.09   $11.73
       4.3%     9.4%      1.6%    (2.4%)    10.8%     14.7%     15.4%    16.0%     20.1%    17.3%
       2.5%     8.5%      5.6%    16.5%     10.0%     26.4%      1.3%     6.6%      0.5%     1.2%

    $ 1,466   $  533   $   706   $  421   $ 8,737   $ 2,901   $   684   $   78   $   656   $  183
        129       49        72       43       697       255        53        7        47       16
    $ 11.34   $10.91   $  9.85   $ 9.74   $ 12.54   $ 11.36   $ 12.96   $11.28   $ 14.09   $11.78
       3.9%     9.1%      1.2%    (2.6%)    10.4%     13.6%     14.9%    12.8%     19.7%    17.8%
       2.4%     9.5%      5.1%    14.0%     10.2%     27.0%      1.5%    11.7%      0.5%     3.0%

    $12,642   $3,430   $ 4,800   $1,800   $39,920   $ 9,211   $ 7,562   $1,381   $ 7,802   $1,319
      1,120      316       487      185     3,173       809       578      121       560      113
    $ 11.28   $10.85   $  9.85   $ 9.73   $ 12.58   $ 11.39   $ 13.08   $11.37   $ 13.94   $11.64
       4.0%     8.5%      1.3%    (2.7%)    10.5%     13.9%     15.0%    13.7%     19.8%    16.4%
       2.8%     9.2%      5.6%    16.2%     11.7%     29.6%      1.5%     7.6%      0.6%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                       MAINSTAY VP                            MAINSTAY VP
                                                         MID CAP          MAINSTAY VP           S&P 500
                                                         GROWTH--       MID CAP VALUE--         INDEX--
                                                      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
                                                     ----------------   ----------------   -----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     -------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 9,510   $2,376   $ 9,220   $2,399   $20,964   $ 6,828
Units Outstanding..................................      653      197       688      207     1,713       606
Variable Accumulation Unit Value...................  $ 14.56   $12.07   $ 13.41   $11.60   $ 12.24   $ 11.26
Total Return.......................................    20.6%    20.7%     15.6%    16.0%      8.7%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.4%      2.1%      4.6%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $    34   $   --   $    16   $    --
Units Outstanding..................................        1       --         3       --         2        --
Variable Accumulation Unit Value...................  $ 10.24   $   --   $ 10.29   $   --   $ 10.25   $    --
Total Return.......................................     2.4%       --      2.9%       --      2.5%        --
Investment Income Ratio............................       --       --      7.1%       --     17.1%        --

SERIES III POLICIES (c)
Net Assets.........................................  $21,257   $5,125   $25,830   $6,443   $51,775   $13,604
Units Outstanding..................................    1,494      434     1,910      550     4,261     1,215
Variable Accumulation Unit Value...................  $ 14.23   $11.82   $ 13.52   $11.72   $ 12.15   $ 11.20
Total Return.......................................    20.4%    18.2%     15.4%    17.2%      8.5%     12.0%
Investment Income Ratio............................       --       --      1.0%     3.8%      2.1%      5.6%

SERIES IV POLICIES (d)
Net Assets.........................................  $17,454   $5,111   $21,168   $5,125   $38,290   $11,688
Units Outstanding..................................    1,224      432     1,580      442     3,132     1,038
Variable Accumulation Unit Value...................  $ 14.26   $11.83   $ 13.40   $11.59   $ 12.23   $ 11.26
Total Return.......................................    20.5%    18.3%     15.6%    15.9%      8.6%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.5%      2.1%      4.6%

SERIES V POLICIES (e)
Net Assets.........................................  $   854   $  186   $   833   $  122   $ 2,782   $ 1,344
Units Outstanding..................................       61       16        63       11       229       120
Variable Accumulation Unit Value...................  $ 13.94   $11.61   $ 13.25   $11.51   $ 12.16   $ 11.24
Total Return.......................................    20.1%    16.1%     15.1%    15.1%      8.2%     12.4%
Investment Income Ratio............................       --       --      1.2%     4.3%      1.8%      5.1%

SERIES VI POLICIES (f)
Net Assets.........................................  $11,705   $2,941   $14,398   $2,519   $18,986   $ 4,649
Units Outstanding..................................      808      244     1,080      218     1,560       414
Variable Accumulation Unit Value...................  $ 14.48   $12.05   $ 13.33   $11.57   $ 12.17   $ 11.24
Total Return.......................................    20.2%    20.5%     15.2%    15.7%      8.3%     12.4%
Investment Income Ratio............................       --       --      1.3%     3.8%      2.2%      5.0%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      MAINSTAY VP                                               MAINSTAY VP         MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP       AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--    COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
    ----------------   ----------------   ----------------   ------------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003      2004      2003
    ----------------------------------------------------------------------------------------------
    $ 7,815   $2,355   $ 5,622   $1,835   $ 8,003   $2,572   $ 2,450    $  503    $ 3,119   $  821
        593      192       501      171       633      223       200        45        251       73
    $ 13.17   $12.24   $ 11.23   $10.73   $ 12.64   $11.55   $ 12.27    $11.07    $ 12.40   $11.32
       7.6%    22.4%      4.6%     7.3%      9.5%    15.5%     10.8%     10.7%       9.6%    13.2%
         --       --      2.2%     6.8%      1.4%     5.3%      2.8%      5.6%       1.2%     2.7%

    $     6   $   --   $     1   $   --   $     6   $   --   $    13    $   --    $    --   $   --
          1       --        --       --         1       --         1        --         --       --
    $ 10.30   $   --   $ 10.11   $   --   $ 10.21   $   --   $ 10.14    $   --    $ 10.00   $   --
       3.0%       --      1.1%       --      2.1%       --      1.4%        --         --       --
         --       --        --       --     15.5%       --     63.6%        --         --       --

    $16,734   $4,735   $13,524   $4,276   $19,389   $5,058   $ 5,324    $1,437    $ 6,678   $1,807
      1,265      384     1,209      399     1,546      440       423       126        541      160
    $ 13.23   $12.32   $ 11.19   $10.71   $ 12.54   $11.48   $ 12.59    $11.38    $ 12.34   $11.29
       7.4%    23.2%      4.4%     7.1%      9.2%    14.8%     10.6%     13.8%       9.3%    12.9%
         --       --      2.1%     8.3%      1.4%     6.3%      2.6%      6.1%       1.1%     2.9%

    $14,487   $4,235   $ 8,502   $3,248   $14,111   $4,598   $ 5,136    $1,389    $ 5,699   $2,039
      1,122      353       749      299     1,101      392       410       123        461      181
    $ 12.91   $12.01   $ 11.35   $10.86   $ 12.82   $11.72   $ 12.53    $11.32    $ 12.37   $11.29
       7.6%    20.1%      4.6%     8.6%      9.4%    17.2%     10.8%     13.2%       9.5%    12.9%
         --       --      2.1%     7.6%      1.4%     5.3%      2.5%      5.3%       1.1%     2.8%

    $   635   $   93   $   487   $  159   $   544   $  160   $   292    $   24    $   551   $  133
         51        8        44       15        43       14        24         2         45       12
    $ 12.54   $11.71   $ 11.01   $10.57   $ 12.51   $11.48   $ 12.35    $11.19    $ 12.22   $11.21
       7.1%    17.1%      4.2%     5.7%      9.0%    14.8%     10.3%     11.9%       9.1%    12.1%
         --       --      2.2%    10.4%      1.3%     7.5%      3.0%      4.4%       1.2%     5.2%

    $ 9,643   $2,201   $ 6,070   $2,168   $ 8,534   $2,127   $ 3,499    $  600    $ 3,804   $  907
        736      180       552      205       679      185       282        53        309       80
    $ 13.10   $12.21   $ 11.01   $10.56   $ 12.57   $11.52   $ 12.40    $11.23    $ 12.32   $11.28
       7.2%    22.1%      4.3%     5.6%      9.1%    15.2%     10.4%     12.3%       9.2%    12.8%
         --       --      2.1%     7.3%      1.5%     5.9%      3.2%      5.3%       1.0%     2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                           MAINSTAY VP
                                           EAGLE ASSET             MAINSTAY VP
                                            MANAGEMENT             LORD ABBETT            ALGER AMERICAN         COLONIAL SMALL
                                              GROWTH                DEVELOPING                SMALL              CAP VALUE FUND,
                                             EQUITY--                GROWTH--            CAPITALIZATION--       VARIABLE SERIES--
                                          SERVICE CLASS           SERVICE CLASS           CLASS S SHARES             CLASS B
                                        ------------------      ------------------      ------------------      -----------------
                                         2004        2003        2004        2003        2004        2003             2004
                                        -----------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................      $2,041      $  820      $1,949      $  637      $2,923      $  671           $  521
Units Outstanding.................         191          74         161          55         210          55               49
Variable Accumulation Unit
  Value...........................      $10.67      $11.11      $12.11      $11.63      $13.95      $12.16           $10.61
Total Return......................       (3.9%)      11.1%        4.1%       16.3%       14.7%       21.6%             6.1%
Investment Income Ratio...........        0.1%        0.4%          --          --          --          --             5.0%

SERIES II POLICIES (b)
Net Assets........................      $   --      $   --      $    3      $   --      $    7      $   --           $    7
Units Outstanding.................          --          --          --          --           1          --                1
Variable Accumulation Unit
  Value...........................      $10.00      $   --      $10.00      $   --      $10.41      $   --           $10.26
Total Return......................          --          --          --          --        4.1%          --             2.6%
Investment Income Ratio...........          --          --          --          --          --          --             2.4%

SERIES III POLICIES (c)
Net Assets........................      $6,358      $2,737      $4,769      $1,458      $6,286      $1,576           $  304
Units Outstanding.................         598         247         400         127         452         130               29
Variable Accumulation Unit
  Value...........................      $10.63      $11.08      $11.92      $11.47      $13.90      $12.15           $10.57
Total Return......................       (4.1%)      10.8%        3.9%       14.7%       14.4%       21.5%             5.7%
Investment Income Ratio...........          --        0.4%          --          --          --          --             5.7%

SERIES IV POLICIES (d)
Net Assets........................      $5,116      $2,233      $4,310      $1,358      $5,993      $1,594           $  431
Units Outstanding.................         480         201         357         117         432         132               41
Variable Accumulation Unit
  Value...........................      $10.65      $11.09      $12.09      $11.62      $13.88      $12.11           $10.54
Total Return......................       (4.0%)      10.9%        4.1%       16.2%       14.6%       21.1%             5.4%
Investment Income Ratio...........          --        0.3%          --          --          --          --             5.6%

SERIES V POLICIES (e)
Net Assets........................      $  272      $   60      $  170      $   64      $  241      $   22           $   --
Units Outstanding.................          26           6          14           6          18           2               --
Variable Accumulation Unit
  Value...........................      $10.30      $10.77      $11.83      $11.41      $13.65      $11.96           $10.00
Total Return......................       (4.3%)       7.7%        3.6%       14.1%       14.2%       19.6%               --
Investment Income Ratio...........        0.1%        0.5%          --          --          --          --               --

SERIES VI POLICIES (f)
Net Assets........................      $2,723      $1,265      $2,228      $  721      $2,848      $  495           $  286
Units Outstanding.................         257         114         182          61         205          41               27
Variable Accumulation Unit
  Value...........................      $10.59      $11.06      $12.21      $11.77      $13.88      $12.15           $10.54
Total Return......................       (4.2%)      10.6%        3.7%       17.7%       14.3%       21.5%             5.4%
Investment Income Ratio...........        0.1%        0.3%          --          --          --          --             5.6%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      DREYFUS IP                                                                              JANUS ASPEN
      TECHNOLOGY     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP     JANUS ASPEN     SERIES WORLDWIDE
       GROWTH--      CONTRAFUND(R)--  EQUITY-INCOME--     MID CAP--     SERIES BALANCED--      GROWTH--
    SERVICE SHARES   SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
    ---------------  ---------------  ---------------  ---------------  -----------------  -----------------
     2004     2003    2004     2003    2004     2003    2004     2003     2004     2003     2004      2003
    --------------------------------------------------------------------------------------------------------
    $3,225   $1,226  $12,675  $3,715  $10,243  $2,888  $28,222  $2,237  $10,378   $4,308   $3,533    $1,398
       277      104      955     318      810     251    2,037     199      924      410      297       121
    $11.63   $11.77  $ 13.27  $11.69  $ 12.64  $11.53  $ 13.85  $11.27  $ 11.23   $10.52   $11.88    $11.53
     (1.2%)   17.7%    13.6%   16.9%     9.7%   15.3%    22.9%   12.7%     6.8%     5.2%     3.1%     15.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.4%     1.1%      0.9%

    $   --   $   --  $    30  $   --  $    10  $   --  $    88  $    1  $     9   $   --   $   --    $   --
        --       --        3      --        1      --        7      --        1       --       --        --
    $10.00   $   --  $ 10.26  $   --  $ 10.16  $   --  $ 12.48  $10.17  $ 10.23   $   --   $10.00    $   --
        --       --     2.6%      --     1.6%      --    22.7%    1.7%     2.3%       --       --        --
        --       --       --      --       --      --       --      --    28.9%       --       --        --

    $7,184   $2,883  $29,756  $7,143  $23,055  $5,733  $21,172  $1,207  $21,340   $8,228   $7,463    $2,542
       624      247    2,266     616    1,852     504    1,537     107    1,895      779      634       222
    $11.52   $11.67  $ 13.13  $11.59  $ 12.45  $11.37  $ 13.78  $11.23  $ 11.26   $10.57   $11.78    $11.45
     (1.4%)   16.7%    13.3%   15.9%     9.5%   13.7%    22.7%   12.3%     6.6%     5.7%     2.9%     14.5%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     4.1%     1.1%      1.0%

    $5,905   $2,684  $26,881  $5,521  $19,399  $4,827  $14,301  $1,082  $20,968   $7,590   $6,067    $2,226
       512      230    2,004     467    1,542     421    1,020      95    1,869      722      515       195
    $11.54   $11.68  $ 13.41  $11.82  $ 12.58  $11.48  $ 14.02  $11.41  $ 11.22   $10.51   $11.79    $11.44
     (1.2%)   16.8%    13.5%   18.2%     9.6%   14.8%    22.9%   14.1%     6.7%     5.1%     3.0%     14.4%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.6%     1.1%      0.9%

    $  208   $  100  $ 1,800  $  316  $ 2,305  $  823  $ 1,071  $   39  $ 1,132   $  441   $  380    $   22
        18        9      139      28      183      71       81       4      101       42       33         2
    $11.45   $11.64  $ 12.97  $11.48  $ 12.60  $11.54  $ 13.18  $10.77  $ 11.16   $10.50   $11.61    $11.31
     (1.6%)   16.4%    13.0%   14.8%     9.2%   15.4%    22.4%    7.7%     6.3%     5.0%     2.6%     13.1%
        --       --     0.1%      --     0.8%      --       --      --     2.7%     3.4%     1.4%      1.2%

    $2,927   $1,302  $15,263  $2,520  $14,146  $2,977  $ 9,297  $  499  $11,228   $4,069   $2,880    $  983
       255      112    1,174     219    1,131     260      664      44    1,004      387      250        88
    $11.48   $11.65  $ 13.00  $11.49  $ 12.51  $11.44  $ 14.00  $11.43  $ 11.18   $10.51   $11.54    $11.23
     (1.5%)   16.5%    13.2%   14.9%     9.3%   14.4%    22.5%   14.3%     6.4%     5.1%     2.7%     12.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.5%     1.2%      0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                              MFS(R) INVESTORS             MFS(R)                  MFS(R)
                                               TRUST SERIES--        RESEARCH SERIES--       UTILITIES SERIES--
                                               SERVICE CLASS           SERVICE CLASS            SERVICE CLASS
                                             ------------------      ------------------      -------------------
                                              2004        2003        2004        2003        2004         2003
                                             -------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................      $  833      $  135      $  930      $  382      $15,141      $    3
Units Outstanding......................          70          12          74          35        1,092          --
Variable Accumulation Unit Value.......      $11.91      $10.86      $12.56      $11.02      $ 13.86      $10.83
Total Return...........................        9.6%        8.6%       14.0%       10.2%        28.0%        8.3%
Investment Income Ratio................        0.3%          --        0.8%          --           --          --

SERIES II POLICIES (b)
Net Assets.............................      $   --      $   --      $   --      $   --      $   154      $   --
Units Outstanding......................          --          --          --          --           12          --
Variable Accumulation Unit Value.......      $10.00      $   --      $10.00      $   --      $ 12.45      $   --
Total Return...........................          --          --          --          --        24.5%          --
Investment Income Ratio................          --          --          --          --           --          --

SERIES III POLICIES (c)
Net Assets.............................      $  874      $  314      $1,616      $  637      $11,129      $   80
Units Outstanding......................          73          29         130          58          763           7
Variable Accumulation Unit Value.......      $11.96      $10.94      $12.45      $10.95      $ 14.58      $11.41
Total Return...........................        9.4%        9.4%       13.7%        9.5%        27.8%       14.1%
Investment Income Ratio................        0.4%          --        0.8%          --         0.1%          --

SERIES IV POLICIES (d)
Net Assets.............................      $1,095      $  469      $1,604      $  460      $ 6,513      $   63
Units Outstanding......................          91          43         131          43          444           5
Variable Accumulation Unit Value.......      $12.02      $10.97      $12.25      $10.75      $ 14.67      $11.46
Total Return...........................        9.5%        9.7%       13.9%        7.5%        28.0%       14.6%
Investment Income Ratio................        0.4%          --        0.7%          --         0.1%          --

SERIES V POLICIES (e)
Net Assets.............................      $   39      $   13      $   26      $   15      $   417      $   11
Units Outstanding......................           3           1           2           1           28           1
Variable Accumulation Unit Value.......      $11.91      $10.92      $12.54      $11.05      $ 14.66      $11.50
Total Return...........................        9.1%        9.2%       13.4%       10.5%        27.5%       15.0%
Investment Income Ratio................        0.3%          --        0.8%          --         0.2%          --

SERIES VI POLICIES (f)
Net Assets.............................      $  783      $  187      $  856      $  279      $ 6,561      $    1
Units Outstanding......................          66          17          68          25          451          --
Variable Accumulation Unit Value.......      $11.88      $10.88      $12.64      $11.13      $ 14.54      $11.39
Total Return...........................        9.2%        8.8%       13.6%       11.3%        27.6%       13.9%
Investment Income Ratio................        0.3%          --        0.7%          --           --          --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        NEUBERGER                                      VAN KAMPEN UIF       VICTORY VIF
     BERMAN AMT MID-           T. ROWE PRICE              EMERGING          DIVERSIFIED
       CAP GROWTH--            EQUITY INCOME          MARKETS EQUITY--        STOCK--
         CLASS S               PORTFOLIO--II              CLASS II         CLASS A SHARES
    ------------------      -------------------      ------------------    --------------
     2004        2003        2004         2003        2004        2003          2004
    -------------------------------------------------------------------------------------
    $1,365      $    6      $ 9,680      $2,506      $2,225      $  424        $2,061
       109           1          765         224         134          31           184
    $12.48      $10.91      $ 12.66      $11.20      $16.63      $13.71        $11.19
     14.4%        9.1%        13.0%       12.0%       21.3%       37.1%         11.9%
        --          --         1.6%        2.1%        0.7%          --          1.6%

    $    2      $   --      $    16      $   --      $    1      $   --        $   --
        --          --            2          --          --          --            --
    $10.67      $   --      $ 10.33      $   --      $10.67      $   --        $10.00
      6.7%          --         3.3%          --        6.7%          --            --
        --          --         4.8%          --          --          --            --

    $1,635      $  105      $26,791      $5,783      $4,867      $1,422        $1,176
       130          10        2,128         518         305         108           106
    $12.54      $10.98      $ 12.59      $11.16      $15.98      $13.20        $11.08
     14.2%        9.8%        12.8%       11.6%       21.0%       32.0%         10.8%
        --          --         1.6%        2.4%        0.7%          --          1.5%

    $1,505      $  269      $24,618      $5,370      $4,745      $  729        $1,599
       116          24        1,941         478         287          53           147
    $12.95      $11.32      $ 12.68      $11.23      $16.55      $13.65        $10.90
     14.4%       13.2%        13.0%       12.3%       21.2%       36.5%          9.0%
        --          --         1.6%        2.3%        0.7%          --          1.8%

    $  307      $   82      $ 2,966      $  933      $   73      $   --        $   13
        24           7          237          84           6          --             1
    $12.67      $11.12      $ 12.53      $11.13      $12.76      $10.57        $10.85
     13.9%       11.2%        12.5%       11.3%       20.7%        5.7%          8.5%
        --          --         1.6%        2.5%        0.9%          --          2.0%

    $  970      $   56      $15,499      $3,257      $2,312      $  297        $1,007
        76           5        1,233         292         144          22            91
    $12.69      $11.13      $ 12.57      $11.16      $16.01      $13.25        $11.06
     14.0%       11.3%        12.6%       11.6%       20.9%       32.5%         10.6%
        --          --         1.7%        2.4%        0.9%          --          2.2%

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable
Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond - Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return-- Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income & Growth-- Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Small Capitalization--Class O Shares, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I,
T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio-II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                          PROSPECTUS DATED MAY 1, 2005
                                      FOR

                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
             51 MADISON AVENUE, ROOM 651, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium LifeStages(R) Essentials Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among the two guaranteed interest options, three general account options specifically for the Dollar Cost Averaging Advantage Plan and the variable Investment Divisions listed below.

-    MainStay VP Balanced--Service Class
-    MainStay VP Basic Value (formerly MainStay VP Dreyfus
     Large Company Value)
-    MainStay VP Bond
-    MainStay VP Capital Appreciation
-    MainStay VP Cash Management
-    MainStay VP Common Stock
-    MainStay VP Convertible
-    MainStay VP Developing Growth (formerly MainStay VP Lord
     Abbett Developing Growth)
-    MainStay VP Floating Rate--Service Class
-    MainStay VP Government
-    MainStay VP Growth (formerly MainStay VP Eagle Asset
     Management Growth Equity)
-    MainStay VP High Yield Corporate Bond
-    MainStay VP Income & Growth (formerly MainStay VP
     American Century Income & Growth)
-    MainStay VP International Equity
-    MainStay VP Mid Cap Core
-    MainStay VP Mid Cap Growth
-    MainStay VP Mid Cap Value
-    MainStay VP S&P 500 Index
-    MainStay VP Small Cap Growth
-    MainStay VP Total Return
-    MainStay VP Value
-    Alger American Small Capitalization
-    Calvert Social Balanced
-    Colonial Small-Cap Value Fund, Variable Series--Class B
-    Dreyfus IP Technology Growth
-    Fidelity(R) VIP Contrafund(R)
-    Fidelity(R) VIP Equity-Income
-    Fidelity(R) VIP Mid Cap--Service Class 2
-    Janus Aspen Series Balanced
-    Janus Aspen Series Worldwide Growth
-    MFS(R) Investors Trust Series
-    MFS(R) Research Series
-    MFS(R) Utilities Series--Service Class
-    Neuberger Berman AMT Mid-Cap Growth--Class S
-    Royce Micro-Cap Portfolio
-    Royce Small-Cap Portfolio
-    T. Rowe Price Equity Income Portfolio
-    Van Eck Worldwide Hard Assets
-    Van Kampen UIF Emerging Markets Equity
-    Victory VIF Diversified Stock--Class A Shares

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019 or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address above.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                           PAGE
                                           ----
DEFINITIONS..............................    3
TABLE OF FEES AND EXPENSES...............    5
QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R)
  ESSENTIALS VARIABLE ANNUITY............   19
HOW DO I CONTACT NYLIAC?.................   22
FINANCIAL STATEMENTS.....................   24
CONDENSED FINANCIAL INFORMATION..........   24
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT...   28
  New York Life Insurance and Annuity
    Corporation..........................   28
  The Separate Account...................   28
  The Portfolios.........................   28
  Additions, Deletions or Substitutions
    of Investments.......................   30
  Reinvestment...........................   31
THE POLICIES.............................   31
  Selecting the Variable Annuity That's
    Right for You........................   32
  Qualified and Non-Qualified Policies...   34
  Policy Application and Premium
    Payments.............................   34
  Payments Returned for Insufficient
    Funds................................   35
  Your Right to Cancel ("Free Look").....   35
  Issue Ages.............................   35
  Transfers..............................   36
    Limits on Transfers..................   36
  Virtual Service Center and Interactive
    Voice Response System................   38
  Dollar Cost Averaging (DCA) Programs...   39
    (a) Traditional Dollar Cost
        Averaging........................   40
    (b) The DCA Advantage Plan...........   40
  Automatic Asset Reallocation...........   41
  Interest Sweep.........................   41
  Accumulation Period....................   42
    (a) Crediting of Premium Payments....   42
    (b) Valuation of Accumulation
        Units............................   42
  Riders.................................   42
    (a) Living Needs Benefit Rider.......   42
    (b) Unemployment Benefit Rider.......   43
    (c) Investment Protection Plan Rider
        (optional).......................   43
    (d) Enhanced Beneficiary Benefit
        Rider (optional).................   44
    (e) Enhanced Spousal Continuance
        Rider (optional).................   46
    (f) Upromise Account Rider
        (optional).......................   46
  Policyowner Inquiries..................   47
  Records and Reports....................   47

                                           PAGE
                                           ----
CHARGES AND DEDUCTIONS...................   47
  Surrender Charges......................   47
  Amount of Surrender Charge.............   48
  Exceptions to Surrender Charges........   48
  Other Charges..........................   48
    (a) Separate Account Charge..........   48
    (b) Policy Service Charge............   49
    (c) Fund Charges.....................   49
    (d) Investment Protection Plan Rider
        Charge (optional)................   49
    (e) Rider Risk Charge Adjustment
        (optional).......................   49
    (f) Enhanced Beneficiary Benefit
        Rider Charge (optional)..........   49
    (g) Transfer Fees....................   50
  Group and Sponsored Arrangements.......   50
  Taxes..................................   50
DISTRIBUTIONS UNDER THE POLICY...........   50
  Surrenders and Withdrawals.............   50
    (a) Surrenders.......................   51
    (b) Partial Withdrawals..............   51
    (c) Periodic Partial Withdrawals.....   51
    (d) Hardship Withdrawals.............   52
  Required Minimum Distribution Option...   52
  Our Right to Cancel....................   52
  Annuity Commencement Date..............   52
  Death Before Annuity Commencement......   52
  Income Payments........................   54
    (a) Election of Income Payment
         Options.........................   54
    (b) Proof of Survivorship............   54
  Delay of Payments......................   54
  Designation of Beneficiary.............   55
  Restrictions Under Code Section
    403(b)(11)...........................   55
  Loans..................................   55
THE FIXED ACCOUNTS.......................   56
    (a) Interest Crediting...............   56
    (b) Transfers to Investment
        Divisions........................   56
    (c) Fixed Account Initial  Premium
        Guarantee........................   57
THE DCA ADVANTAGE PLAN ACCOUNTS..........   57
FEDERAL TAX MATTERS......................   57
  Introduction...........................   57
  Taxation of Annuities in General.......   58
  Qualified Policies.....................   59
    (a) 403(b) Plans.....................   59
    (b) Individual Retirement
        Annuities........................   59
    (c) Roth Individual Retirement
         Annuities.......................   59
    (d) Inherited IRAs...................   59
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS...........................   60
VOTING RIGHTS............................   60
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION.................   62

THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of each Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Accounts, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Accounts, and less any surrender charges and policy service charges deducted from the Fixed Accounts.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Surrender Charge                                          Current and Guaranteed Maximum: 7% of the amount
 (as a % of amount withdrawn)                              withdrawn.(1)
 Transfer Fee                                              Current: No charge
                                                           Guaranteed Maximum: $30 per transfer for each transfer
                                                           over 12 in a Policy Year

(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 6% during Payment years 4-5; 5% during Payment Year 6; 4% during Payment Year 7; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Annual Policy Service Charge                              $30 for policies with less than $50,000 Accumulation
                                                           Value
 Separate Account Annual Expenses Charge                   Current and Guaranteed Maximum: 1.45% (annualized) of
                                                           daily average Variable Accumulation Value, including
                                                           mortality and expense risk and administrative fees.)
 Optional Riders
   - Investment Protection Plan Rider Charge               Current: 0.45% (annualized) of the amount that is
                                                           guaranteed, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the amount
                                                           that is guaranteed, deducted on a quarterly basis.
   - Rider Risk Adjustment Charge                          Current: Contact your Registered Representative.(1)
                                                           Guaranteed Maximum: 2.00% (annualized) of the amount
                                                           that is guaranteed for cancellation of the Investment
                                                           Protection Plan.
   - Enhanced Beneficiary Benefit Rider Charge             Current: 0.30% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the Policy's
                                                           Accumulation Value, deducted on a quarterly basis.

(1) The maximum for the Rider Risk Adjustment is 2.00% (annualized). However, We may set a lower charge at Our sole discretion. Contact your Registered Representative to determine the percentage We are currently charging before you select this feature.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you many periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

             TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES (#)

 ----------------------------------------------------------------------------------
                                                                MINIMUM    MAXIMUM
 ----------------------------------------------------------------------------------
 For policies purchased on or after June 2, 2003: Expenses       0.55%       2.06%
 that are deducted from the Investment Division assets,
 including management fees, 12b-1 fees, administration fees
 and other expenses as of 12/31/04.
 For policies purchased prior to June 2, 2003: Expenses that     0.39%       1.71%
 are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
 expenses as of 12/31/04.

(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      TOTAL FUND
                                                                           ADMINISTRATION                   OTHER       ANNUAL
                            FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  ------------------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced -- Service Class                        0.55%           0.20%           0.25%        0.11%(b)    1.11%
  MainStay VP Basic Value* -- Service Class                    0.60%           0.20%           0.25%        0.16%       1.21%(c)
  MainStay VP Basic Value* -- Initial Class                    0.60%           0.20%           0.00%        0.16%       0.96%(c)
  MainStay VP Bond -- Service Class                            0.25%           0.20%           0.25%        0.09%       0.79%
  MainStay VP Bond -- Initial Class                            0.25%           0.20%           0.00%        0.09%       0.54%
  MainStay VP Capital Appreciation -- Service Class            0.36%           0.20%           0.25%        0.09%       0.90%
  MainStay VP Capital Appreciation -- Initial Class            0.36%           0.20%           0.00%        0.09%       0.65%
  MainStay VP Cash Management                                  0.25%           0.20%           0.00%        0.10%       0.55%
  MainStay VP Common Stock -- Service Class                    0.25%           0.20%           0.25%        0.08%       0.78%
  MainStay VP Common Stock -- Initial Class                    0.25%           0.20%           0.00%        0.08%       0.53%
  MainStay VP Convertible -- Service Class                     0.36%           0.20%           0.25%        0.10%       0.91%
  MainStay VP Convertible -- Initial Class                     0.36%           0.20%           0.00%        0.10%       0.66%
  MainStay VP Developing Growth** -- Service Class             0.60%           0.20%           0.25%        0.28%       1.33%(d)
  MainStay VP Developing Growth** -- Initial Class             0.60%           0.20%           0.00%        0.28%       1.08%(d)
  MainStay VP Floating Rate -- Service Class                   0.40%           0.20%           0.25%        0.19%(b)    1.04%
  MainStay VP Government -- Service Class                      0.30%           0.20%           0.25%        0.09%       0.84%
  MainStay VP Government -- Initial Class                      0.30%           0.20%           0.00%        0.09%       0.59%
  MainStay VP Growth*** -- Service Class                       0.50%           0.20%           0.25%        0.15%       1.10%
  MainStay VP Growth*** -- Initial Class                       0.50%           0.20%           0.00%        0.15%       0.85%
  MainStay VP High Yield Corporate Bond -- Service Class       0.30%           0.20%           0.25%        0.09%       0.84%
  MainStay VP High Yield Corporate Bond -- Initial Class       0.30%           0.20%           0.00%        0.09%       0.59%
  MainStay VP Income & Growth**** -- Service Class             0.50%           0.20%           0.25%        0.20%       1.15%
  MainStay VP Income & Growth**** -- Initial Class             0.50%           0.20%           0.00%        0.20%       0.90%
  MainStay VP International Equity -- Service Class            0.60%           0.20%           0.25%        0.19%       1.24%
  MainStay VP International Equity -- Initial Class            0.60%           0.20%           0.00%        0.19%       0.99%
  MainStay VP Mid Cap Core -- Service Class                    0.85% (e)       0.00%           0.25%        0.19%       1.29%(f)
  MainStay VP Mid Cap Core -- Initial Class                    0.85% (e)       0.00%           0.00%        0.19%       1.04%(f)
  MainStay VP Mid Cap Growth -- Service Class                  0.75% (e)       0.00%           0.25%        0.13%       1.13%(g)
  MainStay VP Mid Cap Growth -- Initial Class                  0.75% (e)       0.00%           0.00%        0.13%       0.88%(g)
  MainStay VP Mid Cap Value -- Service Class                   0.70% (e)       0.00%           0.25%        0.11%       1.06%(h)
  MainStay VP Mid Cap Value -- Initial Class                   0.70% (e)       0.00%           0.00%        0.11%       0.81%(h)
  MainStay VP S&P 500 Index -- Service Class                   0.10%           0.20%           0.25%        0.09%       0.64%
  MainStay VP S&P 500 Index -- Initial Class                   0.10%           0.20%           0.00%        0.09%       0.39%
  MainStay VP Small Cap Growth -- Service Class                0.90% (e)       0.00%           0.25%        0.14%       1.29%(i)
  MainStay VP Small Cap Growth -- Initial Class                0.90% (e)       0.00%           0.00%        0.14%       1.04%(i)
  MainStay VP Total Return -- Service Class                    0.32%           0.20%           0.25%        0.10%       0.87%
  MainStay VP Total Return -- Initial Class                    0.32%           0.20%           0.00%        0.10%       0.62%
  MainStay VP Value -- Service Class                           0.36%           0.20%           0.25%        0.09%       0.90%
  MainStay VP Value -- Initial Class                           0.36%           0.20%           0.00%        0.09%       0.65%
  Alger American Small Capitalization -- Class S Shares        0.85%           0.00%           0.25%        0.12%       1.22%
  Alger American Small Capitalization -- Class O Shares        0.85%           0.00%           0.00%        0.12%       0.97%
  Calvert Social Balanced                                      0.425%          0.275%          0.00%        0.21%       0.91%
  Colonial Small Cap Value Fund, Variable Series --
    Class B                                                    0.80%           0.00%           0.25%(j)     0.17%       1.22%(j)
  Dreyfus IP Technology Growth -- Service Shares               0.75%           0.00%           0.25%        0.10%       1.10%
  Dreyfus IP Technology Growth -- Initial Shares               0.75%           0.00%           0.00%        0.10%       0.85%
  Fidelity(R) VIP Contrafund(R) -- Service Class 2             0.57%           0.00%           0.25%        0.11%       0.93%(k)
  Fidelity(R) VIP Contrafund(R) -- Initial Class               0.57%           0.00%           0.00%        0.11%       0.68%(k)
  Fidelity(R) VIP Equity-Income -- Service Class 2             0.47%           0.00%           0.25%        0.11%       0.83%(l)
  Fidelity(R) VIP Equity-Income -- Initial Class               0.47%           0.00%           0.00%        0.11%       0.58%(l)

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      TOTAL FUND
                                                                           ADMINISTRATION                   OTHER       ANNUAL
                            FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  ------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Mid Cap -- Service Class 2                   0.57%           0.00%           0.25%        0.14%       0.96%(m)
  Janus Aspen Series Balanced -- Service Shares                0.55%           0.00%           0.25%        0.01%       0.81%(n)
  Janus Aspen Series Balanced -- Institutional Shares          0.55%           0.00%           0.00%        0.01%       0.56%(n)
  Janus Aspen Series Worldwide Growth -- Service Shares        0.60%           0.00%           0.25%        0.03%       0.88%(n)
  Janus Aspen Series Worldwide Growth -- Institutional
    Shares                                                     0.60%           0.00%           0.00%        0.03%       0.63%(n)
  MFS(R) Investors Trust Series -- Service Class               0.75%           0.00%           0.25%        0.11%       1.11%(o)
  MFS(R) Investors Trust Series -- Initial Class               0.75%           0.00%           0.00%        0.11%       0.86%(o)
  MFS(R) Research Series -- Service Class                      0.75%           0.00%           0.25%        0.13%       1.13%(o)
  MFS(R) Research Series -- Initial Class                      0.75%           0.00%           0.00%        0.13%       0.88%(o)
  MFS(R) Utilities Series -- Service Class                     0.75%           0.00%           0.25%        0.14%       1.14%(o)
  Neuberger Berman AMT Mid-Cap Growth -- Class S               0.84%           0.00%           0.25%        0.08%       1.17%(p)
  Royce Micro-Cap Portfolio                                    1.25%           0.00%           0.00%        0.09%       1.34%
  Royce Small-Cap Portfolio                                    1.00%           0.00%           0.00%        0.14%       1.14%
  T. Rowe Price Equity Income Portfolio -- II                  0.85%           0.00%           0.25%        0.00%       1.10%(q)
  T. Rowe Price Equity Income Portfolio                        0.85%           0.00%           0.00%        0.00%       0.85%(q)
  Van Eck Worldwide Hard Assets                                1.00%           0.00%           0.00%        0.20%       1.20%
  Van Kampen UIF Emerging Markets Equity -- Class II           1.25%           0.00%           0.35%        0.46%       2.06%(r)
  Van Kampen UIF Emerging Markets Equity -- Class I            1.25%           0.00%           0.00%        0.46%       1.71%(s)
  Victory VIF Diversified Stock -- Class A Shares              0.30%           0.00%           0.25%        0.86%       1.41%(t)

   * Formerly MainStay VP Dreyfus Large Company Value

  ** Formerly MainStay VP Lord Abbett Developing Growth

 *** Formerly MainStay VP Eagle Asset Management Growth Equity

**** Formerly MainStay VP American Century Income & Growth

 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (b) The Portfolio's Other Expenses are based upon estimates of the expenses that the Portfolio will incur for the current fiscal year.

 (c) NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2004, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.91% for Initial Class Shares and 1.16% for Service Class Shares. This waiver may be discontinued at any time without notice.

 (d) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.15% of average daily net assets for Initial Class Shares or 1.40% of average daily net assets for Service Class Shares. These waivers and/or reimbursements may be discontinued at any time without notice.

 (e) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.

 (f) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.98% of average daily net assets for Initial Class Shares and 1.23% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (g) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.97% of average daily net assets for Initial Class Shares and 1.22% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (h) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.89% of average daily net assets for Initial Class Shares and 1.14% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (i) Effective January 1, 2005, the Portfolio's Management Fee was reduced from 1.00% to 0.90%. NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.95% of average daily net assets for Initial Class Shares and 1.20% of average daily net assets for Service Class Shares. If NYLIM's waivers and/or reimbursements had been in effect for the year ending December 31, 2004, the Management Fee paid by the Portfolio would have been 0.81% and Total Portfolio Operating Expenses for the Portfolio would have been 0.95% for Initial Class Shares and 1.20% for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (j) The Fund's adviser and distributor have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver and reimbursement were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the adviser or distributor at any time.

 (k) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.66% for Initial Class and 0.91% for Service Class 2. These offsets may be discontinued at any time.

 (l) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for the Initial Class and 0.82% for Service Class 2. These offsets may be discontinued at any time.

 (m) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Service Class 2. These offsets may be discontinued at any time.

 (n) All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolio's management fees, effective July 1, 2004.

 (o) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.85% for Investors Trust Series, Initial Class and 1.10% for Service Class; 0.87% for Research Series, Initial Class and 1.12% for Service Class; and 1.13% for Utilities Series, Service Class.

 (p) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid-Cap Growth (Class S) Portfolio. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

 (q) The Portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the Portfolio's independent directors. The fee is based on Portfolio average daily net assets and is calculated and accrued daily.

 (r) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The Portfolio distributor has also voluntarily agreed to waive a portion of its 12b-1 fee for Class II shares.

 (s) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares.

 (t) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.34%. This voluntary waiver/reimbursement may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

Examples

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including contract owner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $50,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $  921.76   $  851.92   $1,451.90   $3,072.47   $  921.76   $1,524.87   $2,054.63   $3,072.47
with IPP Rider.....................  $  964.92   $  988.69   $1,677.19   $3,507.42   $  964.92   $1,652.58   $2,266.46   $3,507.42
with EBB Rider.....................  $  950.54   $  943.25   $1,602.58   $3,364.63   $  950.54   $1,610.15   $2,196.31   $3,364.63
with IPP & EBB Riders..............  $  993.70   $1,080.01   $1,827.87   $3,799.56   $  993.70   $1,737.85   $2,408.14   $3,799.56

MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders.................  $  931.35   $  882.42   $1,502.32   $3,170.78   $  931.35   $1,553.34   $2,102.04   $3,170.78
with IPP Rider.....................  $  974.47   $1,018.77   $1,726.45   $3,601.00   $  974.47   $1,680.67   $2,312.77   $3,601.00
with EBB Rider.....................  $  960.10   $  973.46   $1,652.20   $3,459.73   $  960.10   $1,638.35   $2,242.97   $3,459.73
with IPP & EBB Riders..............  $1,003.22   $1,109.81   $1,876.32   $3,889.94   $1,003.22   $1,765.67   $2,453.70   $3,889.94

MAINSTAY VP BOND--SERVICE CLASS
without any Riders.................  $  891.07   $  753.92   $1,289.12   $2,751.19   $  891.07   $1,433.35   $1,901.57   $2,751.19
with IPP Rider.....................  $  934.38   $  892.03   $1,518.19   $3,201.62   $  934.38   $1,562.32   $2,116.96   $3,201.62
with EBB Rider.....................  $  919.94   $  846.14   $1,442.32   $3,053.73   $  919.94   $1,519.47   $2,045.62   $3,053.73
with IPP & EBB Riders..............  $  963.25   $  984.26   $1,671.40   $3,504.16   $  963.25   $1,648.44   $2,261.03   $3,504.16

MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders.................  $  901.62   $  787.69   $1,345.33   $2,862.79   $  901.62   $1,464.89   $1,954.42   $2,862.79
with IPP Rider.....................  $  944.88   $  925.34   $1,573.10   $3,307.86   $  944.88   $1,593.42   $2,168.59   $3,307.86
with EBB Rider.....................  $  930.46   $  879.59   $1,497.64   $3,161.70   $  930.46   $1,550.70   $2,097.64   $3,161.70
with IPP & EBB Riders..............  $  973.72   $1,017.24   $1,725.42   $3,606.78   $  973.72   $1,679.24   $2,311.82   $3,606.78

MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $  868.05   $  679.98   $1,165.58   $2,503.45   $  868.05   $1,364.31   $1,785.40   $2,503.45
with IPP Rider.....................  $  911.46   $  819.12   $1,397.53   $2,965.81   $  911.46   $1,494.23   $2,003.51   $2,965.81
with EBB Rider.....................  $  896.99   $  772.89   $1,320.71   $2,814.00   $  896.99   $1,451.06   $1,931.27   $2,814.00
with IPP & EBB Riders..............  $  940.40   $  912.02   $1,552.66   $3,276.37   $  940.40   $1,580.99   $2,149.39   $3,276.37

MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders.................  $  890.12   $  750.85   $1,284.00   $2,740.99   $  890.12   $1,430.49   $1,896.76   $2,740.99
with IPP Rider.....................  $  933.43   $  889.01   $1,513.21   $3,191.93   $  933.43   $1,559.50   $2,112.28   $3,191.93
with EBB Rider.....................  $  918.99   $  843.10   $1,437.28   $3,043.85   $  918.99   $1,516.63   $2,040.89   $3,043.85
with IPP & EBB Riders..............  $  962.30   $  981.26   $1,666.48   $3,494.78   $  962.30   $1,645.64   $2,256.40   $3,494.78

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $277.76   $  851.92   $1,451.90   $3,072.47
with IPP Rider.....................  $323.83   $  988.69   $1,677.19   $3,507.42
with EBB Rider.....................  $308.47   $  943.25   $1,602.58   $3,364.63
with IPP & EBB Riders..............  $354.54   $1,080.01   $1,827.87   $3,799.56
MAINSTAY VP BASIC VALUE--SERVICE
  CLASS
without any Riders.................  $287.99   $  882.42   $1,502.32   $3,170.78
with IPP Rider.....................  $334.01   $1,018.77   $1,726.45   $3,601.00
with EBB Rider.....................  $318.67   $  973.46   $1,652.20   $3,459.73
with IPP & EBB Riders..............  $364.70   $1,109.81   $1,876.32   $3,889.94
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.................  $245.01   $  753.92   $1,289.12   $2,751.19
with IPP Rider.....................  $291.22   $  892.03   $1,518.19   $3,201.62
with EBB Rider.....................  $275.82   $  846.14   $1,442.32   $3,053.73
with IPP & EBB Riders..............  $322.03   $  984.26   $1,671.40   $3,504.16
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders.................  $256.27   $  787.69   $1,345.33   $2,862.79
with IPP Rider.....................  $302.43   $  925.34   $1,573.10   $3,307.86
with EBB Rider.....................  $287.05   $  879.59   $1,497.64   $3,161.70
with IPP & EBB Riders..............  $333.21   $1,017.24   $1,725.42   $3,606.78
MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $220.44   $  679.98   $1,165.58   $2,503.45
with IPP Rider.....................  $266.77   $  819.12   $1,397.53   $2,965.81
with EBB Rider.....................  $251.33   $  772.89   $1,320.71   $2,814.00
with IPP & EBB Riders..............  $297.66   $  912.02   $1,552.66   $3,276.37
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders.................  $243.99   $  750.85   $1,284.00   $2,740.99
with IPP Rider.....................  $290.21   $  889.01   $1,513.21   $3,191.93
with EBB Rider.....................  $274.80   $  843.10   $1,437.28   $3,043.85
with IPP & EBB Riders..............  $321.02   $  981.26   $1,666.48   $3,494.78

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders.................  $  902.58   $  790.74   $1,350.40   $2,872.86   $  902.58   $1,467.74   $1,959.19   $2,872.86
with IPP Rider.....................  $  945.83   $  928.35   $1,578.07   $3,317.45   $  945.83   $1,596.23   $2,173.27   $3,317.45
with EBB Rider.....................  $  931.41   $  882.63   $1,502.67   $3,171.46   $  931.41   $1,553.54   $2,102.37   $3,171.46
with IPP & EBB Riders..............  $  974.67   $1,020.24   $1,730.32   $3,616.04   $  974.67   $1,682.04   $2,316.42   $3,616.04

MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders.................  $  942.86   $  918.93   $1,562.55   $3,287.51   $  942.86   $1,587.44   $2,158.68   $3,287.51
with IPP Rider.....................  $  985.93   $1,054.77   $1,785.26   $3,712.07   $  985.93   $1,714.28   $2,368.07   $3,712.07
with EBB Rider.....................  $  971.57   $1,009.64   $1,711.50   $3,572.67   $  971.57   $1,672.14   $2,298.73   $3,572.67
with IPP & EBB Riders..............  $1,014.64   $1,145.48   $1,934.21   $3,997.23   $1,014.64   $1,798.98   $2,508.12   $3,997.23

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $  915.05   $  830.55   $1,416.48   $3,003.05   $  915.05   $1,504.91   $2,021.33   $3,003.05
with IPP Rider.....................  $  958.25   $  967.61   $1,642.60   $3,441.35   $  958.25   $1,632.89   $2,233.94   $3,441.35
with EBB Rider.....................  $  943.85   $  922.07   $1,567.71   $3,297.46   $  943.85   $1,590.37   $2,163.53   $3,297.46
with IPP & EBB Riders..............  $  987.04   $1,059.13   $1,793.83   $3,735.76   $  987.04   $1,718.35   $2,376.13   $3,735.76

MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders.................  $  895.87   $  769.28   $1,314.69   $2,802.06   $  895.87   $1,447.69   $1,925.62   $2,802.06
with IPP Rider.....................  $  939.15   $  907.18   $1,543.18   $3,250.05   $  939.15   $1,576.47   $2,140.46   $3,250.05
with EBB Rider.....................  $  924.73   $  861.36   $1,467.50   $3,102.96   $  924.73   $1,533.68   $2,069.30   $3,102.96
with IPP & EBB Riders..............  $  968.01   $  999.26   $1,695.98   $3,550.93   $  968.01   $1,662.44   $2,284.14   $3,550.93

MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders.................  $  920.80   $  848.88   $1,446.86   $3,062.59   $  920.80   $1,522.03   $2,049.89   $3,062.59
with IPP Rider.....................  $  963.97   $  985.69   $1,672.27   $3,498.03   $  963.97   $1,649.78   $2,261.84   $3,498.03
with EBB Rider.....................  $  949.58   $  940.23   $1,597.60   $3,355.05   $  949.58   $1,607.33   $2,191.63   $3,355.05
with IPP & EBB Riders..............  $  992.76   $1,077.03   $1,823.01   $3,790.46   $  992.76   $1,735.07   $2,403.57   $3,790.46

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders.................  $  895.87   $  769.28   $1,314.69   $2,802.06   $  895.87   $1,447.69   $1,925.62   $2,802.06
with IPP Rider.....................  $  939.15   $  907.18   $1,543.18   $3,250.05   $  939.15   $1,576.47   $2,140.46   $3,250.05
with EBB Rider.....................  $  924.73   $  861.36   $1,467.50   $3,102.96   $  924.73   $1,533.68   $2,069.30   $3,102.96
with IPP & EBB Riders..............  $  968.01   $  999.26   $1,695.98   $3,550.93   $  968.01   $1,662.44   $2,284.14   $3,550.93

MAINSTAY VP INCOME &
  GROWTH--SERVICE CLASS
without any Riders.................  $  925.59   $  864.12   $1,472.08   $3,111.90   $  925.59   $1,536.26   $2,073.61   $3,111.90
with IPP Rider.....................  $  968.74   $1,000.73   $1,696.92   $3,544.97   $  968.74   $1,663.82   $2,285.01   $3,544.97
with EBB Rider.....................  $  954.36   $  955.34   $1,622.45   $3,402.77   $  954.36   $1,621.43   $2,214.99   $3,402.77
with IPP & EBB Riders..............  $  997.51   $1,091.94   $1,847.27   $3,835.82   $  997.51   $1,748.99   $2,426.38   $3,835.82

MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders.................  $  934.23   $  891.57   $1,517.41   $3,200.11   $  934.23   $1,561.89   $2,116.23   $3,200.11
with IPP Rider.....................  $  977.34   $1,027.78   $1,741.18   $3,628.88   $  977.34   $1,689.08   $2,326.63   $3,628.88
with EBB Rider.....................  $  962.97   $  982.51   $1,667.07   $3,488.10   $  962.97   $1,646.81   $2,256.94   $3,488.10
with IPP & EBB Riders..............  $1,006.08   $1,118.74   $1,890.83   $3,916.89   $1,006.08   $1,774.01   $2,467.33   $3,916.89

MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders.................  $  939.02   $  906.77   $1,542.51   $3,248.75   $  939.02   $1,576.08   $2,139.83   $3,248.75
with IPP Rider.....................  $  982.11   $1,042.78   $1,765.70   $3,675.19   $  982.11   $1,703.09   $2,349.68   $3,675.19
with EBB Rider.....................  $  967.75   $  997.58   $1,691.75   $3,535.15   $  967.75   $1,660.88   $2,280.16   $3,535.15
with IPP & EBB Riders..............  $1,010.83   $1,133.59   $1,914.95   $3,961.62   $1,010.83   $1,787.88   $2,490.01   $3,961.62

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders.................  $257.29   $  790.74   $1,350.40   $2,872.86
with IPP Rider.....................  $303.45   $  928.35   $1,578.07   $3,317.45
with EBB Rider.....................  $288.06   $  882.63   $1,502.67   $3,171.46
with IPP & EBB Riders..............  $334.22   $1,020.24   $1,730.32   $3,616.04
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders.................  $300.27   $  918.93   $1,562.55   $3,287.51
with IPP Rider.....................  $346.24   $1,054.77   $1,785.26   $3,712.07
with EBB Rider.....................  $330.92   $1,009.64   $1,711.50   $3,572.67
with IPP & EBB Riders..............  $376.89   $1,145.48   $1,934.21   $3,997.23
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $270.60   $  830.55   $1,416.48   $3,003.05
with IPP Rider.....................  $316.70   $  967.61   $1,642.60   $3,441.35
with EBB Rider.....................  $301.33   $  922.07   $1,567.71   $3,297.46
with IPP & EBB Riders..............  $347.43   $1,059.13   $1,793.83   $3,735.76
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders.................  $250.13   $  769.28   $1,314.69   $2,802.06
with IPP Rider.....................  $296.32   $  907.18   $1,543.18   $3,250.05
with EBB Rider.....................  $280.92   $  861.36   $1,467.50   $3,102.96
with IPP & EBB Riders..............  $327.12   $  999.26   $1,695.98   $3,550.93
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders.................  $276.74   $  848.88   $1,446.86   $3,062.59
with IPP Rider.....................  $322.81   $  985.69   $1,672.27   $3,498.03
with EBB Rider.....................  $307.45   $  940.23   $1,597.60   $3,355.05
with IPP & EBB Riders..............  $353.53   $1,077.03   $1,823.01   $3,790.46
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders.................  $250.13   $  769.28   $1,314.69   $2,802.06
with IPP Rider.....................  $296.32   $  907.18   $1,543.18   $3,250.05
with EBB Rider.....................  $280.92   $  861.36   $1,467.50   $3,102.96
with IPP & EBB Riders..............  $327.12   $  999.26   $1,695.98   $3,550.93
MAINSTAY VP INCOME &
  GROWTH--SERVICE CLASS
without any Riders.................  $281.85   $  864.12   $1,472.08   $3,111.90
with IPP Rider.....................  $327.90   $1,000.73   $1,696.92   $3,544.97
with EBB Rider.....................  $312.55   $  955.34   $1,622.45   $3,402.77
with IPP & EBB Riders..............  $358.60   $1,091.94   $1,847.27   $3,835.82
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders.................  $291.07   $  891.57   $1,517.41   $3,200.11
with IPP Rider.....................  $337.08   $1,027.78   $1,741.18   $3,628.88
with EBB Rider.....................  $321.74   $  982.51   $1,667.07   $3,488.10
with IPP & EBB Riders..............  $367.75   $1,118.74   $1,890.83   $3,916.89
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders.................  $296.18   $  906.77   $1,542.51   $3,248.75
with IPP Rider.....................  $342.16   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.....................  $326.84   $  997.58   $1,691.75   $3,535.15
with IPP & EBB Riders..............  $372.82   $1,133.59   $1,914.95   $3,961.62

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders.................  $  923.68   $  858.02   $1,461.99   $3,092.22   $  923.68   $1,530.56   $2,064.12   $3,092.22
with IPP Rider.....................  $  966.83   $  994.72   $1,687.07   $3,526.22   $  966.83   $1,658.20   $2,275.75   $3,526.22
with EBB Rider.....................  $  952.45   $  949.29   $1,612.51   $3,383.71   $  952.45   $1,615.79   $2,205.65   $3,383.71
with IPP & EBB Riders..............  $  995.61   $1,085.97   $1,837.57   $3,817.71   $  995.61   $1,743.41   $2,417.26   $3,817.71

MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders.................  $  916.97   $  836.66   $1,426.61   $3,022.94   $  916.97   $1,510.61   $2,030.86   $3,022.94
with IPP Rider.....................  $  960.16   $  973.64   $1,652.50   $3,460.29   $  960.16   $1,638.53   $2,243.24   $3,460.29
with EBB Rider.....................  $  945.76   $  928.11   $1,577.67   $3,316.68   $  945.76   $1,596.01   $2,172.89   $3,316.68
with IPP & EBB Riders..............  $  988.95   $1,065.10   $1,803.56   $3,754.01   $  988.95   $1,723.92   $2,385.28   $3,754.01

MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders.................  $  876.69   $  707.76   $1,212.06   $2,597.07   $  876.69   $1,390.25   $1,829.11   $2,597.07
with IPP Rider.....................  $  920.06   $  846.50   $1,442.92   $3,054.91   $  920.06   $1,519.81   $2,046.19   $3,054.91
with EBB Rider.....................  $  905.60   $  800.41   $1,366.47   $2,904.58   $  905.60   $1,476.77   $1,974.31   $2,904.58
with IPP & EBB Riders..............  $  948.97   $  939.15   $1,597.33   $3,362.44   $  948.97   $1,606.32   $2,191.38   $3,362.44

MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders.................  $  939.02   $  906.77   $1,542.51   $3,248.75   $  939.02   $1,576.08   $2,139.83   $3,248.75
with IPP Rider.....................  $  982.11   $1,042.78   $1,765.70   $3,675.19   $  982.11   $1,703.09   $2,349.68   $3,675.19
with EBB Rider.....................  $  967.75   $  997.58   $1,691.75   $3,535.15   $  967.75   $1,660.88   $2,280.16   $3,535.15
with IPP & EBB Riders..............  $1,010.83   $1,133.59   $1,914.95   $3,961.62   $1,010.83   $1,787.88   $2,490.01   $3,961.62

MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders.................  $  898.74   $  778.48   $1,330.02   $2,832.46   $  898.74   $1,456.29   $1,940.03   $2,832.46
with IPP Rider.....................  $  942.01   $  916.26   $1,558.15   $3,278.99   $  942.01   $1,584.94   $2,154.54   $3,278.99
with EBB Rider.....................  $  927.59   $  870.47   $1,482.58   $3,132.38   $  927.59   $1,542.19   $2,083.48   $3,132.38
with IPP & EBB Riders..............  $  970.86   $1,008.26   $1,710.71   $3,578.90   $  970.86   $1,670.85   $2,297.99   $3,578.90

MAINSTAY VP VALUE--SERVICE CLASS
without any Riders.................  $  901.62   $  787.69   $1,345.33   $2,862.79   $  901.62   $1,464.89   $1,954.42   $2,862.79
with IPP Rider.....................  $  944.88   $  925.34   $1,573.10   $3,307.86   $  944.88   $1,593.42   $2,168.59   $3,307.86
with EBB Rider.....................  $  930.46   $  879.59   $1,497.64   $3,161.70   $  930.46   $1,550.70   $2,097.64   $3,161.70
with IPP & EBB Riders..............  $  973.72   $1,017.24   $1,725.42   $3,606.78   $  973.72   $1,679.24   $2,311.82   $3,606.78

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders.................  $  932.31   $  885.47   $1,507.35   $3,180.57   $  932.31   $1,556.19   $2,106.77   $3,180.57
with IPP Rider.....................  $  975.43   $1,021.78   $1,731.36   $3,610.32   $  975.43   $1,683.47   $2,317.39   $3,610.32
with EBB Rider.....................  $  961.06   $  976.48   $1,657.16   $3,469.20   $  961.06   $1,641.18   $2,247.63   $3,469.20
with IPP & EBB Riders..............  $1,004.18   $1,112.79   $1,881.18   $3,898.95   $1,004.18   $1,768.46   $2,458.26   $3,898.95

CALVERT SOCIAL BALANCED
without any Riders.................  $  902.58   $  790.74   $1,350.40   $2,872.86   $  902.58   $1,467.74   $1,959.19   $2,872.86
with IPP Rider.....................  $  945.83   $  928.35   $1,578.07   $3,317.45   $  945.83   $1,596.23   $2,173.27   $3,317.45
with EBB Rider.....................  $  931.41   $  882.63   $1,502.67   $3,171.46   $  931.41   $1,553.54   $2,102.37   $3,171.46
with IPP & EBB Riders..............  $  974.67   $1,020.24   $1,730.32   $3,616.04   $  974.67   $1,682.04   $2,316.42   $3,616.04

COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $  932.31   $  885.47   $1,507.35   $3,180.57   $  932.31   $1,556.19   $2,106.77   $3,180.57
with IPP Rider.....................  $  975.43   $1,021.78   $1,731.36   $3,610.32   $  975.43   $1,683.47   $2,317.39   $3,610.32
with EBB Rider.....................  $  961.06   $  976.48   $1,657.16   $3,469.20   $  961.06   $1,641.18   $2,247.63   $3,469.20
with IPP & EBB Riders..............  $1,004.18   $1,112.79   $1,881.18   $3,898.95   $1,004.18   $1,768.46   $2,458.26   $3,898.95

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE
  CLASS
without any Riders.................  $279.80   $  858.02   $1,461.99   $3,092.22
with IPP Rider.....................  $325.86   $  994.72   $1,687.07   $3,526.22
with EBB Rider.....................  $310.51   $  949.29   $1,612.51   $3,383.71
with IPP & EBB Riders..............  $356.57   $1,085.97   $1,837.57   $3,817.71
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders.................  $272.64   $  836.66   $1,426.61   $3,022.94
with IPP Rider.....................  $318.74   $  973.64   $1,652.50   $3,460.29
with EBB Rider.....................  $303.37   $  928.11   $1,577.67   $3,316.68
with IPP & EBB Riders..............  $349.46   $1,065.10   $1,803.56   $3,754.01
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders.................  $229.66   $  707.76   $1,212.06   $2,597.07
with IPP Rider.....................  $275.94   $  846.50   $1,442.92   $3,054.91
with EBB Rider.....................  $260.52   $  800.41   $1,366.47   $2,904.58
with IPP & EBB Riders..............  $306.80   $  939.15   $1,597.33   $3,362.44
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders.................  $296.18   $  906.77   $1,542.51   $3,248.75
with IPP Rider.....................  $342.16   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.....................  $326.84   $  997.58   $1,691.75   $3,535.15
with IPP & EBB Riders..............  $372.82   $1,133.59   $1,914.95   $3,961.62
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders.................  $253.19   $  778.48   $1,330.02   $2,832.46
with IPP Rider.....................  $299.37   $  916.26   $1,558.15   $3,278.99
with EBB Rider.....................  $283.98   $  870.47   $1,482.58   $3,132.38
with IPP & EBB Riders..............  $330.16   $1,008.26   $1,710.71   $3,578.90
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders.................  $256.27   $  787.69   $1,345.33   $2,862.79
with IPP Rider.....................  $302.43   $  925.34   $1,573.10   $3,307.86
with EBB Rider.....................  $287.05   $  879.59   $1,497.64   $3,161.70
with IPP & EBB Riders..............  $333.21   $1,017.24   $1,725.42   $3,606.78
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS S SHARES
without any Riders.................  $289.02   $  885.47   $1,507.35   $3,180.57
with IPP Rider.....................  $335.04   $1,021.78   $1,731.36   $3,610.32
with EBB Rider.....................  $319.70   $  976.48   $1,657.16   $3,469.20
with IPP & EBB Riders..............  $365.72   $1,112.79   $1,881.18   $3,898.95
CALVERT SOCIAL BALANCED
without any Riders.................  $257.29   $  790.74   $1,350.40   $2,872.86
with IPP Rider.....................  $303.45   $  928.35   $1,578.07   $3,317.45
with EBB Rider.....................  $288.06   $  882.63   $1,502.67   $3,171.46
with IPP & EBB Riders..............  $334.22   $1,020.24   $1,730.32   $3,616.04
COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $289.02   $  885.47   $1,507.35   $3,180.57
with IPP Rider.....................  $335.04   $1,021.78   $1,731.36   $3,610.32
with EBB Rider.....................  $319.70   $  976.48   $1,657.16   $3,469.20
with IPP & EBB Riders..............  $365.72   $1,112.79   $1,881.18   $3,898.95

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
DREYFUS IP TECHNOLOGY GROWTH
  --SERVICE SHARES
without any Riders.................  $  920.80   $  848.88   $1,446.86   $3,062.59   $  920.80   $1,522.03   $2,049.89   $3,062.59
with IPP Rider.....................  $  963.97   $  985.69   $1,672.27   $3,498.03   $  963.97   $1,649.78   $2,261.84   $3,498.03
with EBB Rider.....................  $  949.58   $  940.23   $1,597.60   $3,355.05   $  949.58   $1,607.33   $2,191.63   $3,355.05
with IPP & EBB Riders..............  $  992.76   $1,077.03   $1,823.01   $3,790.46   $  992.76   $1,735.07   $2,403.57   $3,790.46

FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.................  $  904.50   $  796.87   $1,360.60   $2,893.01   $  904.50   $1,473.46   $1,968.79   $2,893.01
with IPP Rider.....................  $  947.74   $  934.40   $1,588.02   $3,336.61   $  947.74   $1,601.89   $2,182.62   $3,336.61
with EBB Rider.....................  $  933.33   $  888.70   $1,512.70   $3,190.96   $  933.33   $1,559.21   $2,111.81   $3,190.96
with IPP & EBB Riders..............  $  976.57   $1,026.22   $1,740.11   $3,634.55   $  976.57   $1,687.63   $2,325.63   $3,634.55

FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without any Riders.................  $  894.91   $  766.20   $1,309.58   $2,791.91   $  894.91   $1,444.82   $1,920.81   $2,791.91
with IPP Rider.....................  $  938.19   $  904.15   $1,538.19   $3,240.39   $  938.19   $1,573.64   $2,135.77   $3,240.39
with EBB Rider.....................  $  923.76   $  858.31   $1,462.46   $3,093.11   $  923.76   $1,530.83   $2,064.56   $3,093.11
with IPP & EBB Riders..............  $  967.05   $  996.25   $1,691.07   $3,541.60   $  967.05   $1,659.64   $2,279.52   $3,541.60

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $  907.38   $  806.06   $1,375.86   $2,923.13   $  907.38   $1,482.04   $1,983.13   $2,923.13
with IPP Rider.....................  $  950.61   $  943.46   $1,602.92   $3,365.30   $  950.61   $1,610.34   $2,196.64   $3,365.30
with EBB Rider.....................  $  936.20   $  897.81   $1,527.72   $3,220.10   $  936.20   $1,567.71   $2,125.93   $3,220.10
with IPP & EBB Riders..............  $  979.43   $1,035.20   $1,754.78   $3,662.28   $  979.43   $1,696.01   $2,339.42   $3,662.28

JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without any Riders.................  $  892.99   $  760.07   $1,299.36   $2,771.57   $  892.99   $1,439.09   $1,911.20   $2,771.57
with IPP Rider.....................  $  936.28   $  898.10   $1,528.20   $3,221.04   $  936.28   $1,567.98   $2,126.38   $3,221.04
with EBB Rider.....................  $  921.85   $  852.23   $1,452.40   $3,073.44   $  921.85   $1,525.16   $2,055.11   $3,073.44
with IPP & EBB Riders..............  $  965.15   $  990.27   $1,681.25   $3,522.91   $  965.15   $1,654.05   $2,270.29   $3,522.91

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.................  $  899.71   $  781.55   $1,335.12   $2,842.58   $  899.71   $1,459.15   $1,944.82   $2,842.58
with IPP Rider.....................  $  942.97   $  919.28   $1,563.12   $3,288.61   $  942.97   $1,587.77   $2,159.21   $3,288.61
with EBB Rider.....................  $  928.55   $  873.52   $1,487.61   $3,142.17   $  928.55   $1,545.03   $2,088.21   $3,142.17
with IPP & EBB Riders..............  $  971.82   $1,011.26   $1,715.63   $3,588.20   $  971.82   $1,673.65   $2,302.61   $3,588.20

MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders.................  $  921.76   $  851.92   $1,451.90   $3,072.47   $  921.76   $1,524.87   $2,054.63   $3,072.47
with IPP Rider.....................  $  964.92   $  988.69   $1,677.19   $3,507.42   $  964.92   $1,652.58   $2,266.46   $3,507.42
with EBB Rider.....................  $  950.54   $  943.25   $1,602.58   $3,364.63   $  950.54   $1,610.15   $2,196.31   $3,364.63
with IPP & EBB Riders..............  $  993.70   $1,080.01   $1,827.87   $3,799.56   $  993.70   $1,737.85   $2,408.14   $3,799.56

MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders.................  $  923.68   $  858.02   $1,461.99   $3,092.22   $  923.68   $1,530.56   $2,064.12   $3,092.22
with IPP Rider.....................  $  966.83   $  994.72   $1,687.07   $3,526.22   $  966.83   $1,658.20   $2,275.75   $3,526.22
with EBB Rider.....................  $  952.45   $  949.29   $1,612.51   $3,383.71   $  952.45   $1,615.79   $2,205.65   $3,383.71
with IPP & EBB Riders..............  $  995.61   $1,085.97   $1,837.57   $3,817.71   $  995.61   $1,743.41   $2,417.26   $3,817.71

MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $  924.64   $  861.08   $1,467.06   $3,102.07   $  924.64   $1,533.42   $2,068.89   $3,102.07
with IPP Rider.....................  $  967.79   $  997.73   $1,691.99   $3,535.60   $  967.79   $1,661.02   $2,280.38   $3,535.60
with EBB Rider.....................  $  953.41   $  952.33   $1,617.49   $3,393.24   $  953.41   $1,618.62   $2,210.33   $3,393.24
with IPP & EBB Riders..............  $  996.56   $1,088.96   $1,842.44   $3,826.79   $  996.56   $1,746.21   $2,421.84   $3,826.79

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
DREYFUS IP TECHNOLOGY GROWTH
  --SERVICE SHARES
without any Riders.................  $276.74   $  848.88   $1,446.86   $3,062.59
with IPP Rider.....................  $322.81   $  985.69   $1,672.27   $3,498.03
with EBB Rider.....................  $307.45   $  940.23   $1,597.60   $3,355.05
with IPP & EBB Riders..............  $353.53   $1,077.03   $1,823.01   $3,790.46
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.................  $259.33   $  796.87   $1,360.60   $2,893.01
with IPP Rider.....................  $305.49   $  934.40   $1,588.02   $3,336.61
with EBB Rider.....................  $290.10   $  888.70   $1,512.70   $3,190.96
with IPP & EBB Riders..............  $336.25   $1,026.22   $1,740.11   $3,634.55
FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without any Riders.................  $249.10   $  766.20   $1,309.58   $2,791.91
with IPP Rider.....................  $295.30   $  904.15   $1,538.19   $3,240.39
with EBB Rider.....................  $279.90   $  858.31   $1,462.46   $3,093.11
with IPP & EBB Riders..............  $326.10   $  996.25   $1,691.07   $3,541.60
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $262.41   $  806.06   $1,375.86   $2,923.13
with IPP Rider.....................  $308.55   $  943.46   $1,602.92   $3,365.30
with EBB Rider.....................  $293.17   $  897.81   $1,527.72   $3,220.10
with IPP & EBB Riders..............  $339.31   $1,035.20   $1,754.78   $3,662.28
JANUS ASPEN SERIES
  BALANCED--SERVICE SHARES
without any Riders.................  $247.05   $  760.07   $1,299.36   $2,771.57
with IPP Rider.....................  $293.26   $  898.10   $1,528.20   $3,221.04
with EBB Rider.....................  $277.86   $  852.23   $1,452.40   $3,073.44
with IPP & EBB Riders..............  $324.07   $  990.27   $1,681.25   $3,522.91
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.................  $254.22   $  781.55   $1,335.12   $2,842.58
with IPP Rider.....................  $300.40   $  919.28   $1,563.12   $3,288.61
with EBB Rider.....................  $285.01   $  873.52   $1,487.61   $3,142.17
with IPP & EBB Riders..............  $331.18   $1,011.26   $1,715.63   $3,588.20
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders.................  $277.76   $  851.92   $1,451.90   $3,072.47
with IPP Rider.....................  $323.83   $  988.69   $1,677.19   $3,507.42
with EBB Rider.....................  $308.47   $  943.25   $1,602.58   $3,364.63
with IPP & EBB Riders..............  $354.54   $1,080.01   $1,827.87   $3,799.56
MFS(R) RESEARCH SERIES--SERVICE
  CLASS
without any Riders.................  $279.80   $  858.02   $1,461.99   $3,092.22
with IPP Rider.....................  $325.86   $  994.72   $1,687.07   $3,526.22
with EBB Rider.....................  $310.51   $  949.29   $1,612.51   $3,383.71
with IPP & EBB Riders..............  $356.57   $1,085.97   $1,837.57   $3,817.71
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $280.83   $  861.08   $1,467.06   $3,102.07
with IPP Rider.....................  $326.89   $  997.73   $1,691.99   $3,535.60
with EBB Rider.....................  $311.54   $  952.33   $1,617.49   $3,393.24
with IPP & EBB Riders..............  $357.59   $1,088.96   $1,842.44   $3,826.79

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
NEUBERGER BERMAN AMT MIDCAP
  GROWTH--CLASS S
without any Riders.................  $  927.51   $  870.22   $1,482.17   $3,131.58   $  927.51   $1,541.96   $2,083.10   $3,131.58
with IPP Rider.....................  $  970.65   $1,006.75   $1,706.77   $3,563.68   $  970.65   $1,669.44   $2,294.28   $3,563.68
with EBB Rider.....................  $  956.27   $  961.38   $1,632.38   $3,421.80   $  956.27   $1,627.08   $2,224.33   $3,421.80
with IPP & EBB Riders..............  $  999.41   $1,097.89   $1,856.96   $3,853.90   $  999.41   $1,754.55   $2,435.49   $3,853.90

ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $  943.82   $  921.97   $1,567.55   $3,297.15   $  943.82   $1,590.28   $2,163.38   $3,297.15
with IPP Rider.....................  $  986.89   $1,057.77   $1,790.16   $3,721.27   $  986.89   $1,717.09   $2,372.67   $3,721.27
with EBB Rider.....................  $  972.53   $1,012.65   $1,716.43   $3,582.01   $  972.53   $1,674.95   $2,303.36   $3,582.01
with IPP & EBB Riders..............  $1,015.60   $1,148.45   $1,939.03   $4,006.12   $1,015.60   $1,801.76   $2,512.65   $4,006.12

ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $  924.64   $  861.08   $1,467.06   $3,102.07   $  924.64   $1,533.42   $2,068.89   $3,102.07
with IPP Rider.....................  $  967.79   $  997.73   $1,691.99   $3,535.60   $  967.79   $1,661.02   $2,280.38   $3,535.60
with EBB Rider.....................  $  953.41   $  952.33   $1,617.49   $3,393.24   $  953.41   $1,618.62   $2,210.33   $3,393.24
with IPP & EBB Riders..............  $  996.56   $1,088.96   $1,842.44   $3,826.79   $  996.56   $1,746.21   $2,421.84   $3,826.79

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders.................  $  920.80   $  848.88   $1,446.86   $3,062.59   $  920.80   $1,522.03   $2,049.89   $3,062.59
with IPP Rider.....................  $  963.97   $  985.69   $1,672.27   $3,498.03   $  963.97   $1,649.78   $2,261.84   $3,498.03
with EBB Rider.....................  $  949.58   $  940.23   $1,597.60   $3,355.05   $  949.58   $1,607.33   $2,191.63   $3,355.05
with IPP & EBB Riders..............  $  992.76   $1,077.03   $1,823.01   $3,790.46   $  992.76   $1,735.07   $2,403.57   $3,790.46

VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $  930.39   $  879.38   $1,497.29   $3,161.01   $  930.39   $1,550.50   $2,097.31   $3,161.01
with IPP Rider.....................  $  973.52   $1,015.76   $1,721.52   $3,591.68   $  973.52   $1,677.86   $2,308.15   $3,591.68
with EBB Rider.....................  $  959.15   $  970.45   $1,647.27   $3,450.28   $  959.15   $1,635.54   $2,238.33   $3,450.28
with IPP & EBB Riders..............  $1,002.27   $1,106.83   $1,871.49   $3,880.94   $1,002.27   $1,762.90   $2,449.15   $3,880.94

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders.................  $1,012.87   $1,139.08   $1,922.41   $3,968.00   $1,012.87   $1,793.01   $2,497.01   $3,968.00
with IPP Rider.....................  $1,055.62   $1,271.90   $2,136.74   $4,359.64   $1,055.62   $1,917.02   $2,698.52   $4,359.64
with EBB Rider.....................  $1,041.37   $1,227.76   $2,065.74   $4,231.05   $1,041.37   $1,875.81   $2,631.77   $4,231.05
with IPP & EBB Riders..............  $1,084.13   $1,360.58   $2,280.09   $4,622.71   $1,084.13   $1,999.83   $2,833.29   $4,622.71

VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $  984.10   $1,049.02   $1,775.87   $3,694.37   $  984.10   $1,708.91   $2,359.24   $3,694.37
with IPP Rider.....................  $1,026.98   $1,183.07   $1,993.62   $4,099.26   $1,026.98   $1,834.08   $2,563.97   $4,099.26
with EBB Rider.....................  $1,012.69   $1,138.52   $1,921.50   $3,966.32   $1,012.69   $1,792.49   $2,496.16   $3,966.32
with IPP & EBB Riders..............  $1,055.57   $1,272.58   $2,139.25   $4,371.23   $1,055.57   $1,917.66   $2,700.88   $4,371.23

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
NEUBERGER BERMAN AMT MIDCAP
  GROWTH--CLASS S
without any Riders.................  $283.90   $  870.22   $1,482.17   $3,131.58
with IPP Rider.....................  $329.94   $1,006.75   $1,706.77   $3,563.68
with EBB Rider.....................  $314.59   $  961.38   $1,632.38   $3,421.80
with IPP & EBB Riders..............  $360.63   $1,097.89   $1,856.96   $3,853.90
ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $301.30   $  921.97   $1,567.55   $3,297.15
with IPP Rider.....................  $347.26   $1,057.77   $1,790.16   $3,721.27
with EBB Rider.....................  $331.94   $1,012.65   $1,716.43   $3,582.01
with IPP & EBB Riders..............  $377.91   $1,148.45   $1,939.03   $4,006.12
ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $280.83   $  861.08   $1,467.06   $3,102.07
with IPP Rider.....................  $326.89   $  997.73   $1,691.99   $3,535.60
with EBB Rider.....................  $311.54   $  952.33   $1,617.49   $3,393.24
with IPP & EBB Riders..............  $357.59   $1,088.96   $1,842.44   $3,826.79
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO--II
without any Riders.................  $276.74   $  848.88   $1,446.86   $3,062.59
with IPP Rider.....................  $322.81   $  985.69   $1,672.27   $3,498.03
with EBB Rider.....................  $307.45   $  940.23   $1,597.60   $3,355.05
with IPP & EBB Riders..............  $353.53   $1,077.03   $1,823.01   $3,790.46
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $286.97   $  879.38   $1,497.29   $3,161.01
with IPP Rider.....................  $333.00   $1,015.76   $1,721.52   $3,591.68
with EBB Rider.....................  $317.66   $  970.45   $1,647.27   $3,450.28
with IPP & EBB Riders..............  $363.69   $1,106.83   $1,871.49   $3,880.94
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS II
without any Riders.................  $374.99   $1,139.08   $1,922.41   $3,968.00
with IPP Rider.....................  $420.62   $1,271.90   $2,136.74   $4,359.64
with EBB Rider.....................  $405.41   $1,227.76   $2,065.74   $4,231.05
with IPP & EBB Riders..............  $451.04   $1,360.58   $2,280.09   $4,622.71
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $344.29   $1,049.02   $1,775.87   $3,694.37
with IPP Rider.....................  $390.06   $1,183.07   $1,993.62   $4,099.26
with EBB Rider.....................  $374.80   $1,138.52   $1,921.50   $3,966.32
with IPP & EBB Riders..............  $420.57   $1,272.58   $2,139.25   $4,371.23

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $  921.76   $  851.92   $1,451.90   $3,072.47   $  921.76   $1,524.87   $2,054.63   $3,072.47
with IPP Rider.....................  $  964.92   $  988.69   $1,677.19   $3,507.42   $  964.92   $1,652.58   $2,266.46   $3,507.42
with EBB Rider.....................  $  950.54   $  943.25   $1,602.58   $3,364.63   $  950.54   $1,610.15   $2,196.31   $3,364.63
with IPP & EBB Riders..............  $  993.70   $1,080.01   $1,827.87   $3,799.56   $  993.70   $1,737.85   $2,408.14   $3,799.56

MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders.................  $  907.38   $  806.06   $1,375.86   $2,923.13   $  907.38   $1,482.04   $1,983.13   $2,923.13
with IPP Rider.....................  $  950.61   $  943.46   $1,602.92   $3,365.30   $  950.61   $1,610.34   $2,196.64   $3,365.30
with EBB Rider.....................  $  936.20   $  897.81   $1,527.72   $3,220.10   $  936.20   $1,567.71   $2,125.93   $3,220.10
with IPP & EBB Riders..............  $  979.43   $1,035.20   $1,754.78   $3,662.28   $  979.43   $1,696.01   $2,339.42   $3,662.28

MAINSTAY VP BOND--INITIAL CLASS
without any Riders.................  $  867.10   $  676.90   $1,160.42   $2,493.01   $  867.10   $1,361.44   $1,780.55   $2,493.01
with IPP Rider.....................  $  910.51   $  816.07   $1,392.48   $2,955.89   $  910.51   $1,491.39   $1,998.77   $2,955.89
with EBB Rider.....................  $  896.04   $  769.84   $1,315.62   $2,803.89   $  896.04   $1,448.22   $1,926.49   $2,803.89
with IPP & EBB Riders..............  $  939.46   $  909.01   $1,547.69   $3,266.76   $  939.46   $1,578.17   $2,144.71   $3,266.76

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders.................  $  877.64   $  710.84   $1,217.20   $2,607.39   $  877.64   $1,393.12   $1,833.95   $2,607.39
with IPP Rider.....................  $  921.01   $  849.55   $1,447.97   $3,064.76   $  921.01   $1,522.65   $2,050.93   $3,064.76
with EBB Rider.....................  $  906.55   $  803.45   $1,371.53   $2,914.58   $  906.55   $1,479.61   $1,979.06   $2,914.58
with IPP & EBB Riders..............  $  949.92   $  942.17   $1,602.28   $3,371.95   $  949.92   $1,609.14   $2,196.04   $3,371.95

MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $  868.05   $  679.98   $1,165.58   $2,503.45   $  868.05   $1,364.31   $1,785.40   $2,503.45
with IPP Rider.....................  $  911.46   $  819.12   $1,397.53   $2,965.81   $  911.46   $1,494.23   $2,003.51   $2,965.81
with EBB Rider.....................  $  896.99   $  772.89   $1,320.71   $2,814.00   $  896.99   $1,451.06   $1,931.27   $2,814.00
with IPP & EBB Riders..............  $  940.40   $  912.02   $1,552.66   $3,276.37   $  940.40   $1,580.99   $2,149.39   $3,276.37

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders.................  $  866.14   $  673.81   $1,155.23   $2,482.55   $  866.14   $1,358.55   $1,775.67   $2,482.55
with IPP Rider.....................  $  909.55   $  813.02   $1,387.41   $2,945.92   $  909.55   $1,488.54   $1,994.00   $2,945.92
with EBB Rider.....................  $  895.08   $  766.76   $1,310.52   $2,793.77   $  895.08   $1,445.35   $1,921.69   $2,793.77
with IPP & EBB Riders..............  $  938.50   $  905.98   $1,542.71   $3,257.13   $  938.50   $1,575.35   $2,140.03   $3,257.13

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders.................  $  878.61   $  713.93   $1,222.37   $2,617.75   $  878.61   $1,396.01   $1,838.80   $2,617.75
with IPP Rider.....................  $  921.97   $  852.60   $1,453.00   $3,074.60   $  921.97   $1,525.50   $2,055.67   $3,074.60
with EBB Rider.....................  $  907.52   $  806.51   $1,376.61   $2,924.60   $  907.52   $1,482.46   $1,983.83   $2,924.60
with IPP & EBB Riders..............  $  950.88   $  945.18   $1,607.24   $3,381.46   $  950.88   $1,611.95   $2,200.70   $3,381.46

MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders.................  $  918.89   $  842.77   $1,436.73   $3,042.80   $  918.89   $1,516.32   $2,040.37   $3,042.80
with IPP Rider.....................  $  962.07   $  979.66   $1,662.37   $3,479.15   $  962.07   $1,644.14   $2,252.53   $3,479.15
with EBB Rider.....................  $  947.67   $  934.18   $1,587.65   $3,335.88   $  947.67   $1,601.67   $2,182.27   $3,335.88
with IPP & EBB Riders..............  $  990.85   $1,071.07   $1,813.30   $3,772.27   $  990.85   $1,729.51   $2,394.44   $3,772.27

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.................  $277.76   $  851.92   $1,451.90   $3,072.47
with IPP Rider.....................  $323.83   $  988.69   $1,677.19   $3,507.42
with EBB Rider.....................  $308.47   $  943.25   $1,602.58   $3,364.63
with IPP & EBB Riders..............  $354.54   $1,080.01   $1,827.87   $3,799.56
MAINSTAY VP BASIC VALUE--INITIAL
  CLASS
without any Riders.................  $262.41   $  806.06   $1,375.86   $2,923.13
with IPP Rider.....................  $308.55   $  943.46   $1,602.92   $3,365.30
with EBB Rider.....................  $293.17   $  897.81   $1,527.72   $3,220.10
with IPP & EBB Riders..............  $339.31   $1,035.20   $1,754.78   $3,662.28
MAINSTAY VP BOND--INITIAL CLASS
without any Riders.................  $219.42   $  676.90   $1,160.42   $2,493.01
with IPP Rider.....................  $265.76   $  816.07   $1,392.48   $2,955.89
with EBB Rider.....................  $250.31   $  769.84   $1,315.62   $2,803.89
with IPP & EBB Riders..............  $296.64   $  909.01   $1,547.69   $3,266.76
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders.................  $230.68   $  710.84   $1,217.20   $2,607.39
with IPP Rider.....................  $276.96   $  849.55   $1,447.97   $3,064.76
with EBB Rider.....................  $261.53   $  803.45   $1,371.53   $2,914.58
with IPP & EBB Riders..............  $307.81   $  942.17   $1,602.28   $3,371.95
MAINSTAY VP CASH MANAGEMENT
without any Riders.................  $220.44   $  679.98   $1,165.58   $2,503.45
with IPP Rider.....................  $266.77   $  819.12   $1,397.53   $2,965.81
with EBB Rider.....................  $251.33   $  772.89   $1,320.71   $2,814.00
with IPP & EBB Riders..............  $297.66   $  912.02   $1,552.66   $3,276.37
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders.................  $218.40   $  673.81   $1,155.23   $2,482.55
with IPP Rider.....................  $264.73   $  813.02   $1,387.41   $2,945.92
with EBB Rider.....................  $249.29   $  766.76   $1,310.52   $2,793.77
with IPP & EBB Riders..............  $295.62   $  905.98   $1,542.71   $3,257.13
MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders.................  $231.71   $  713.93   $1,222.37   $2,617.75
with IPP Rider.....................  $277.98   $  852.60   $1,453.00   $3,074.60
with EBB Rider.....................  $262.56   $  806.51   $1,376.61   $2,924.60
with IPP & EBB Riders..............  $308.83   $  945.18   $1,607.24   $3,381.46
MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders.................  $274.69   $  842.77   $1,436.73   $3,042.80
with IPP Rider.....................  $320.77   $  979.66   $1,662.37   $3,479.15
with EBB Rider.....................  $305.41   $  934.18   $1,587.65   $3,335.88
with IPP & EBB Riders..............  $351.50   $1,071.07   $1,813.30   $3,772.27

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $  915.05   $  830.55   $1,416.48   $3,003.05   $  915.05   $1,504.91   $2,021.33   $3,003.05
with IPP Rider.....................  $  958.25   $  967.61   $1,642.60   $3,441.35   $  958.25   $1,632.89   $2,233.94   $3,441.35
with EBB Rider.....................  $  943.85   $  922.07   $1,567.71   $3,297.46   $  943.85   $1,590.37   $2,163.53   $3,297.46
with IPP & EBB Riders..............  $  987.04   $1,059.13   $1,793.83   $3,735.76   $  987.04   $1,718.35   $2,376.13   $3,735.76

MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders.................  $  871.89   $  692.34   $1,186.26   $2,545.16   $  871.89   $1,375.85   $1,804.85   $2,545.16
with IPP Rider.....................  $  915.28   $  831.29   $1,417.73   $3,005.53   $  915.28   $1,505.60   $2,022.51   $3,005.53
with EBB Rider.....................  $  900.82   $  785.11   $1,341.05   $2,854.34   $  900.82   $1,462.48   $1,950.40   $2,854.34
with IPP & EBB Riders..............  $  944.21   $  924.09   $1,572.54   $3,314.72   $  944.21   $1,592.26   $2,168.08   $3,314.72

MAINSTAY VP GROWTH--INITIAL CLASS
without any Riders.................  $  896.82   $  772.35   $1,319.81   $2,812.20   $  896.82   $1,450.56   $1,930.43   $2,812.20
with IPP Rider.....................  $  940.10   $  910.21   $1,548.17   $3,259.73   $  940.10   $1,579.29   $2,145.16   $3,259.73
with EBB Rider.....................  $  925.68   $  864.39   $1,472.53   $3,112.77   $  925.68   $1,536.51   $2,074.03   $3,112.77
with IPP & EBB Riders..............  $  968.96   $1,002.26   $1,700.90   $3,560.28   $  968.96   $1,665.25   $2,288.77   $3,560.28

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.................  $  871.89   $  692.34   $1,186.26   $2,545.16   $  871.89   $1,375.85   $1,804.85   $2,545.16
with IPP Rider.....................  $  915.28   $  831.29   $1,417.73   $3,005.53   $  915.28   $1,505.60   $2,022.51   $3,005.53
with EBB Rider.....................  $  900.82   $  785.11   $1,341.05   $2,854.34   $  900.82   $1,462.48   $1,950.40   $2,854.34
with IPP & EBB Riders..............  $  944.21   $  924.09   $1,572.54   $3,314.72   $  944.21   $1,592.26   $2,168.08   $3,314.72

MAINSTAY VP INCOME &
  GROWTH--INITIAL CLASS
without any Riders.................  $  901.62   $  787.69   $1,345.33   $2,862.79   $  901.62   $1,464.89   $1,954.42   $2,862.79
with IPP Rider.....................  $  944.88   $  925.34   $1,573.10   $3,307.86   $  944.88   $1,593.42   $2,168.59   $3,307.86
with EBB Rider.....................  $  930.46   $  879.59   $1,497.64   $3,161.70   $  930.46   $1,550.70   $2,097.64   $3,161.70
with IPP & EBB Riders..............  $  973.72   $1,017.24   $1,725.42   $3,606.78   $  973.72   $1,679.24   $2,311.82   $3,606.78

MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders.................  $  910.25   $  815.25   $1,391.12   $2,953.18   $  910.25   $1,490.63   $1,997.48   $2,953.18
with IPP Rider.....................  $  953.47   $  952.52   $1,617.81   $3,393.89   $  953.47   $1,618.80   $2,210.64   $3,393.89
with EBB Rider.....................  $  939.06   $  906.91   $1,542.74   $3,249.18   $  939.06   $1,576.22   $2,140.04   $3,249.18
with IPP & EBB Riders..............  $  982.28   $1,044.17   $1,769.42   $3,689.88   $  982.28   $1,704.39   $2,353.19   $3,689.88

MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders.................  $  915.05   $  830.55   $1,416.48   $3,003.05   $  915.05   $1,504.91   $2,021.33   $3,003.05
with IPP Rider.....................  $  958.25   $  967.61   $1,642.60   $3,441.35   $  958.25   $1,632.89   $2,233.94   $3,441.35
with EBB Rider.....................  $  943.85   $  922.07   $1,567.71   $3,297.46   $  943.85   $1,590.37   $2,163.53   $3,297.46
with IPP & EBB Riders..............  $  987.04   $1,059.13   $1,793.83   $3,735.76   $  987.04   $1,718.35   $2,376.13   $3,735.76

MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders.................  $  899.71   $  781.55   $1,335.12   $2,842.58   $  899.71   $1,459.15   $1,944.82   $2,842.58
with IPP Rider.....................  $  942.97   $  919.28   $1,563.12   $3,288.61   $  942.97   $1,587.77   $2,159.21   $3,288.61
with EBB Rider.....................  $  928.55   $  873.52   $1,487.61   $3,142.17   $  928.55   $1,545.03   $2,088.21   $3,142.17
with IPP & EBB Riders..............  $  971.82   $1,011.26   $1,715.63   $3,588.20   $  971.82   $1,673.65   $2,302.61   $3,588.20

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders.................  $270.60   $  830.55   $1,416.48   $3,003.05
with IPP Rider.....................  $316.70   $  967.61   $1,642.60   $3,441.35
with EBB Rider.....................  $301.33   $  922.07   $1,567.71   $3,297.46
with IPP & EBB Riders..............  $347.43   $1,059.13   $1,793.83   $3,735.76
MAINSTAY VP GOVERNMENT--INITIAL
  CLASS
without any Riders.................  $224.54   $  692.34   $1,186.26   $2,545.16
with IPP Rider.....................  $270.85   $  831.29   $1,417.73   $3,005.53
with EBB Rider.....................  $255.41   $  785.11   $1,341.05   $2,854.34
with IPP & EBB Riders..............  $301.72   $  924.09   $1,572.54   $3,314.72
MAINSTAY VP GROWTH--INITIAL CLASS
without any Riders.................  $251.15   $  772.35   $1,319.81   $2,812.20
with IPP Rider.....................  $297.34   $  910.21   $1,548.17   $3,259.73
with EBB Rider.....................  $281.94   $  864.39   $1,472.53   $3,112.77
with IPP & EBB Riders..............  $328.13   $1,002.26   $1,700.90   $3,560.28
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders.................  $224.54   $  692.34   $1,186.26   $2,545.16
with IPP Rider.....................  $270.85   $  831.29   $1,417.73   $3,005.53
with EBB Rider.....................  $255.41   $  785.11   $1,341.05   $2,854.34
with IPP & EBB Riders..............  $301.72   $  924.09   $1,572.54   $3,314.72
MAINSTAY VP INCOME &
  GROWTH--INITIAL CLASS
without any Riders.................  $256.27   $  787.69   $1,345.33   $2,862.79
with IPP Rider.....................  $302.43   $  925.34   $1,573.10   $3,307.86
with EBB Rider.....................  $287.05   $  879.59   $1,497.64   $3,161.70
with IPP & EBB Riders..............  $333.21   $1,017.24   $1,725.42   $3,606.78
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders.................  $265.47   $  815.25   $1,391.12   $2,953.18
with IPP Rider.....................  $311.60   $  952.52   $1,617.81   $3,393.89
with EBB Rider.....................  $296.22   $  906.91   $1,542.74   $3,249.18
with IPP & EBB Riders..............  $342.35   $1,044.17   $1,769.42   $3,689.88
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders.................  $270.60   $  830.55   $1,416.48   $3,003.05
with IPP Rider.....................  $316.70   $  967.61   $1,642.60   $3,441.35
with EBB Rider.....................  $301.33   $  922.07   $1,567.71   $3,297.46
with IPP & EBB Riders..............  $347.43   $1,059.13   $1,793.83   $3,735.76
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders.................  $254.22   $  781.55   $1,335.12   $2,842.58
with IPP Rider.....................  $300.40   $  919.28   $1,563.12   $3,288.61
with EBB Rider.....................  $285.01   $  873.52   $1,487.61   $3,142.17
with IPP & EBB Riders..............  $331.18   $1,011.26   $1,715.63   $3,588.20

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.................  $  892.99   $  760.07   $1,299.36   $2,771.57   $  892.99   $1,439.09   $1,911.20   $2,771.57
with IPP Rider.....................  $  936.28   $  898.10   $1,528.20   $3,221.04   $  936.28   $1,567.98   $2,126.38   $3,221.04
with EBB Rider.....................  $  921.85   $  852.23   $1,452.40   $3,073.44   $  921.85   $1,525.16   $2,055.11   $3,073.44
with IPP & EBB Riders..............  $  965.15   $  990.27   $1,681.25   $3,522.91   $  965.15   $1,654.05   $2,270.29   $3,522.91

MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.................  $  852.71   $  630.50   $1,082.54   $2,335.03   $  852.71   $1,318.10   $1,707.31   $2,335.03
with IPP Rider.....................  $  896.19   $  770.32   $1,316.42   $2,805.49   $  896.19   $1,448.66   $1,927.24   $2,805.49
with EBB Rider.....................  $  881.70   $  723.86   $1,238.95   $2,651.00   $  881.70   $1,405.28   $1,854.40   $2,651.00
with IPP & EBB Riders..............  $  925.17   $  863.66   $1,472.83   $3,121.47   $  925.17   $1,535.83   $2,074.32   $3,121.47

MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders.................  $  915.05   $  830.55   $1,416.48   $3,003.05   $  915.05   $1,504.91   $2,021.33   $3,003.05
with IPP Rider.....................  $  958.25   $  967.61   $1,642.60   $3,441.35   $  958.25   $1,632.89   $2,233.94   $3,441.35
with EBB Rider.....................  $  943.85   $  922.07   $1,567.71   $3,297.46   $  943.85   $1,590.37   $2,163.53   $3,297.46
with IPP & EBB Riders..............  $  987.04   $1,059.13   $1,793.83   $3,735.76   $  987.04   $1,718.35   $2,376.13   $3,735.76

MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders.................  $  874.77   $  701.59   $1,201.74   $2,576.31   $  874.77   $1,384.49   $1,819.40   $2,576.31
with IPP Rider.....................  $  918.15   $  840.43   $1,432.85   $3,035.18   $  918.15   $1,514.13   $2,036.72   $3,035.18
with EBB Rider.....................  $  903.69   $  794.30   $1,356.31   $2,884.51   $  903.69   $1,471.06   $1,964.75   $2,884.51
with IPP & EBB Riders..............  $  947.07   $  933.13   $1,587.42   $3,343.37   $  947.07   $1,600.70   $2,182.07   $3,343.37

MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.................  $  877.64   $  710.84   $1,217.20   $2,607.39   $  877.64   $1,393.12   $1,833.95   $2,607.39
with IPP Rider.....................  $  921.01   $  849.55   $1,447.97   $3,064.76   $  921.01   $1,522.65   $2,050.93   $3,064.76
with EBB Rider.....................  $  906.55   $  803.45   $1,371.53   $2,914.58   $  906.55   $1,479.61   $1,979.06   $2,914.58
with IPP & EBB Riders..............  $  949.92   $  942.17   $1,602.28   $3,371.95   $  949.92   $1,609.14   $2,196.04   $3,371.95

ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders.................  $  908.33   $  809.13   $1,380.95   $2,933.17   $  908.33   $1,484.91   $1,987.92   $2,933.17
with IPP Rider.....................  $  951.56   $  946.48   $1,607.89   $3,374.84   $  951.56   $1,613.16   $2,201.30   $3,374.84
with EBB Rider.....................  $  937.15   $  900.85   $1,532.73   $3,229.82   $  937.15   $1,570.55   $2,130.64   $3,229.82
with IPP & EBB Riders..............  $  980.38   $1,038.20   $1,759.66   $3,671.47   $  980.38   $1,698.81   $2,344.02   $3,671.47

CALVERT SOCIAL BALANCED
without any Riders.................  $  902.58   $  790.74   $1,350.40   $2,872.86   $  902.58   $1,467.74   $1,959.19   $2,872.86
with IPP Rider.....................  $  945.83   $  928.35   $1,578.07   $3,317.45   $  945.83   $1,596.23   $2,173.27   $3,317.45
with EBB Rider.....................  $  931.41   $  882.63   $1,502.67   $3,171.46   $  931.41   $1,553.54   $2,102.37   $3,171.46
with IPP & EBB Riders..............  $  974.67   $1,020.24   $1,730.32   $3,616.04   $  974.67   $1,682.04   $2,316.42   $3,616.04

COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $  932.31   $  885.47   $1,507.35   $3,180.57   $  932.31   $1,556.19   $2,106.77   $3,180.57
with IPP Rider.....................  $  975.43   $1,021.78   $1,731.36   $3,610.32   $  975.43   $1,683.47   $2,317.39   $3,610.32
with EBB Rider.....................  $  961.06   $  976.48   $1,657.16   $3,469.20   $  961.06   $1,641.18   $2,247.63   $3,469.20
with IPP & EBB Riders..............  $1,004.18   $1,112.79   $1,881.18   $3,898.95   $1,004.18   $1,768.46   $2,458.26   $3,898.95

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders.................  $247.05   $  760.07   $1,299.36   $2,771.57
with IPP Rider.....................  $293.26   $  898.10   $1,528.20   $3,221.04
with EBB Rider.....................  $277.86   $  852.23   $1,452.40   $3,073.44
with IPP & EBB Riders..............  $324.07   $  990.27   $1,681.25   $3,522.91
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders.................  $204.07   $  630.50   $1,082.54   $2,335.03
with IPP Rider.....................  $250.47   $  770.32   $1,316.42   $2,805.49
with EBB Rider.....................  $235.00   $  723.86   $1,238.95   $2,651.00
with IPP & EBB Riders..............  $281.40   $  863.66   $1,472.83   $3,121.47
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders.................  $270.60   $  830.55   $1,416.48   $3,003.05
with IPP Rider.....................  $316.70   $  967.61   $1,642.60   $3,441.35
with EBB Rider.....................  $301.33   $  922.07   $1,567.71   $3,297.46
with IPP & EBB Riders..............  $347.43   $1,059.13   $1,793.83   $3,735.76
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders.................  $227.61   $  701.59   $1,201.74   $2,576.31
with IPP Rider.....................  $273.91   $  840.43   $1,432.85   $3,035.18
with EBB Rider.....................  $258.48   $  794.30   $1,356.31   $2,884.51
with IPP & EBB Riders..............  $304.77   $  933.13   $1,587.42   $3,343.37
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders.................  $230.68   $  710.84   $1,217.20   $2,607.39
with IPP Rider.....................  $276.96   $  849.55   $1,447.97   $3,064.76
with EBB Rider.....................  $261.53   $  803.45   $1,371.53   $2,914.58
with IPP & EBB Riders..............  $307.81   $  942.17   $1,602.28   $3,371.95
ALGER AMERICAN SMALL
  CAPITALIZATION--CLASS O SHARES
without any Riders.................  $263.43   $  809.13   $1,380.95   $2,933.17
with IPP Rider.....................  $309.56   $  946.48   $1,607.89   $3,374.84
with EBB Rider.....................  $294.18   $  900.85   $1,532.73   $3,229.82
with IPP & EBB Riders..............  $340.32   $1,038.20   $1,759.66   $3,671.47
CALVERT SOCIAL BALANCED
without any Riders.................  $257.29   $  790.74   $1,350.40   $2,872.86
with IPP Rider.....................  $303.45   $  928.35   $1,578.07   $3,317.45
with EBB Rider.....................  $288.06   $  882.63   $1,502.67   $3,171.46
with IPP & EBB Riders..............  $334.22   $1,020.24   $1,730.32   $3,616.04
COLONIAL SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders.................  $289.02   $  885.47   $1,507.35   $3,180.57
with IPP Rider.....................  $335.04   $1,021.78   $1,731.36   $3,610.32
with EBB Rider.....................  $319.70   $  976.48   $1,657.16   $3,469.20
with IPP & EBB Riders..............  $365.72   $1,112.79   $1,881.18   $3,898.95

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders.................  $  896.82   $  772.35   $1,319.81   $2,812.20   $  896.82   $1,450.56   $1,930.43   $2,812.20
with IPP Rider.....................  $  940.10   $  910.21   $1,548.17   $3,259.73   $  940.10   $1,579.29   $2,145.16   $3,259.73
with EBB Rider.....................  $  925.68   $  864.39   $1,472.53   $3,112.77   $  925.68   $1,536.51   $2,074.03   $3,112.77
with IPP & EBB Riders..............  $  968.96   $1,002.26   $1,700.90   $3,560.28   $  968.96   $1,665.25   $2,288.77   $3,560.28

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders.................  $  880.53   $  720.09   $1,232.66   $2,638.38   $  880.53   $1,401.76   $1,848.48   $2,638.38
with IPP Rider.....................  $  923.88   $  858.67   $1,463.05   $3,094.26   $  923.88   $1,531.17   $2,065.12   $3,094.26
with EBB Rider.....................  $  909.43   $  812.62   $1,386.74   $2,944.55   $  909.43   $1,488.16   $1,993.36   $2,944.55
with IPP & EBB Riders..............  $  952.78   $  951.20   $1,617.13   $3,400.44   $  952.78   $1,617.57   $2,210.00   $3,400.44

FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders.................  $  870.94   $  689.26   $1,181.11   $2,534.75   $  870.94   $1,372.97   $1,800.00   $2,534.75
with IPP Rider.....................  $  914.33   $  828.25   $1,412.68   $2,995.62   $  914.33   $1,502.76   $2,017.76   $2,995.62
with EBB Rider.....................  $  899.87   $  782.07   $1,335.99   $2,844.29   $  899.87   $1,459.64   $1,945.64   $2,844.29
with IPP & EBB Riders..............  $  943.26   $  921.08   $1,567.58   $3,305.16   $  943.26   $1,589.44   $2,163.41   $3,305.16

FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $  907.38   $  806.06   $1,375.86   $2,923.13   $  907.38   $1,482.04   $1,983.13   $2,923.13
with IPP Rider.....................  $  950.61   $  943.46   $1,602.92   $3,365.30   $  950.61   $1,610.34   $2,196.64   $3,365.30
with EBB Rider.....................  $  936.20   $  897.81   $1,527.72   $3,220.10   $  936.20   $1,567.71   $2,125.93   $3,220.10
with IPP & EBB Riders..............  $  979.43   $1,035.20   $1,754.78   $3,662.28   $  979.43   $1,696.01   $2,339.42   $3,662.28

JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders.................  $  869.02   $  683.08   $1,170.76   $2,513.90   $  869.02   $1,367.20   $1,790.27   $2,513.90
with IPP Rider.....................  $  912.42   $  822.17   $1,402.59   $2,975.77   $  912.42   $1,497.08   $2,008.27   $2,975.77
with EBB Rider.....................  $  897.95   $  775.96   $1,325.80   $2,824.11   $  897.95   $1,453.93   $1,936.06   $2,824.11
with IPP & EBB Riders..............  $  941.36   $  915.04   $1,557.64   $3,285.96   $  941.36   $1,583.81   $2,154.06   $3,285.96

JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.................  $  875.73   $  704.68   $1,206.90   $2,586.71   $  875.73   $1,387.37   $1,824.26   $2,586.71
with IPP Rider.....................  $  919.10   $  843.47   $1,437.89   $3,045.06   $  919.10   $1,516.98   $2,041.46   $3,045.06
with EBB Rider.....................  $  904.64   $  797.35   $1,361.39   $2,894.56   $  904.64   $1,473.91   $1,969.52   $2,894.56
with IPP & EBB Riders..............  $  948.02   $  936.14   $1,592.38   $3,352.91   $  948.02   $1,603.51   $2,186.73   $3,352.91

MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders.................  $  897.79   $  775.42   $1,324.92   $2,822.35   $  897.79   $1,453.43   $1,935.23   $2,822.35
with IPP Rider.....................  $  941.06   $  913.24   $1,553.17   $3,269.37   $  941.06   $1,582.12   $2,149.85   $3,269.37
with EBB Rider.....................  $  926.64   $  867.43   $1,477.56   $3,122.58   $  926.64   $1,539.35   $2,078.76   $3,122.58
with IPP & EBB Riders..............  $  969.91   $1,005.26   $1,705.81   $3,569.59   $  969.91   $1,668.05   $2,293.38   $3,569.59

MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders.................  $  899.71   $  781.55   $1,335.12   $2,842.58   $  899.71   $1,459.15   $1,944.82   $2,842.58
with IPP Rider.....................  $  942.97   $  919.28   $1,563.12   $3,288.61   $  942.97   $1,587.77   $2,159.21   $3,288.61
with EBB Rider.....................  $  928.55   $  873.52   $1,487.61   $3,142.17   $  928.55   $1,545.03   $2,088.21   $3,142.17
with IPP & EBB Riders..............  $  971.82   $1,011.26   $1,715.63   $3,588.20   $  971.82   $1,673.65   $2,302.61   $3,588.20

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders.................  $251.15   $  772.35   $1,319.81   $2,812.20
with IPP Rider.....................  $297.34   $  910.21   $1,548.17   $3,259.73
with EBB Rider.....................  $281.94   $  864.39   $1,472.53   $3,112.77
with IPP & EBB Riders..............  $328.13   $1,002.26   $1,700.90   $3,560.28
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders.................  $233.75   $  720.09   $1,232.66   $2,638.38
with IPP Rider.....................  $280.02   $  858.67   $1,463.05   $3,094.26
with EBB Rider.....................  $264.60   $  812.62   $1,386.74   $2,944.55
with IPP & EBB Riders..............  $310.87   $  951.20   $1,617.13   $3,400.44
FIDELITY(R) VIP
  EQUITY-INCOME--INITIAL CLASS
without any Riders.................  $223.52   $  689.26   $1,181.11   $2,534.75
with IPP Rider.....................  $269.83   $  828.25   $1,412.68   $2,995.62
with EBB Rider.....................  $254.39   $  782.07   $1,335.99   $2,844.29
with IPP & EBB Riders..............  $300.71   $  921.08   $1,567.58   $3,305.16
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders.................  $262.41   $  806.06   $1,375.86   $2,923.13
with IPP Rider.....................  $308.55   $  943.46   $1,602.92   $3,365.30
with EBB Rider.....................  $293.17   $  897.81   $1,527.72   $3,220.10
with IPP & EBB Riders..............  $339.31   $1,035.20   $1,754.78   $3,662.28
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL SHARES
without any Riders.................  $221.47   $  683.08   $1,170.76   $2,513.90
with IPP Rider.....................  $267.79   $  822.17   $1,402.59   $2,975.77
with EBB Rider.....................  $252.35   $  775.96   $1,325.80   $2,824.11
with IPP & EBB Riders..............  $298.68   $  915.04   $1,557.64   $3,285.96
JANUS ASPEN SERIES WORLDWIDE
  GROWTH--INSTITUTIONAL SHARES
without any Riders.................  $228.63   $  704.68   $1,206.90   $2,586.71
with IPP Rider.....................  $274.92   $  843.47   $1,437.89   $3,045.06
with EBB Rider.....................  $259.49   $  797.35   $1,361.39   $2,894.56
with IPP & EBB Riders..............  $305.78   $  936.14   $1,592.38   $3,352.91
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders.................  $252.17   $  775.42   $1,324.92   $2,822.35
with IPP Rider.....................  $298.36   $  913.24   $1,553.17   $3,269.37
with EBB Rider.....................  $282.96   $  867.43   $1,477.56   $3,122.58
with IPP & EBB Riders..............  $329.15   $1,005.26   $1,705.81   $3,569.59
MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders.................  $254.22   $  781.55   $1,335.12   $2,842.58
with IPP Rider.....................  $300.40   $  919.28   $1,563.12   $3,288.61
with EBB Rider.....................  $285.01   $  873.52   $1,487.61   $3,142.17
with IPP & EBB Riders..............  $331.18   $1,011.26   $1,715.63   $3,588.20

                                                    EXPENSES IF YOU                                 EXPENSES IF YOU
                                                 ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                                     ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                    1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $  924.64   $  861.08   $1,467.06   $3,102.07   $  924.64   $1,533.42   $2,068.89   $3,102.07
with IPP Rider.....................  $  967.79   $  997.73   $1,691.99   $3,535.60   $  967.79   $1,661.02   $2,280.38   $3,535.60
with EBB Rider.....................  $  953.41   $  952.33   $1,617.49   $3,393.24   $  953.41   $1,618.62   $2,210.33   $3,393.24
with IPP & EBB Riders..............  $  996.56   $1,088.96   $1,842.44   $3,826.79   $  996.56   $1,746.21   $2,421.84   $3,826.79

NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $  927.51   $  870.22   $1,482.17   $3,131.58   $  927.51   $1,541.96   $2,083.10   $3,131.58
with IPP Rider.....................  $  970.65   $1,006.75   $1,706.77   $3,563.68   $  970.65   $1,669.44   $2,294.28   $3,563.68
with EBB Rider.....................  $  956.27   $  961.38   $1,632.38   $3,421.80   $  956.27   $1,627.08   $2,224.33   $3,421.80
with IPP & EBB Riders..............  $  999.41   $1,097.89   $1,856.96   $3,853.90   $  999.41   $1,754.55   $2,435.49   $3,853.90

ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $  943.82   $  921.97   $1,567.55   $3,297.15   $  943.82   $1,590.28   $2,163.38   $3,297.15
with IPP Rider.....................  $  986.89   $1,057.77   $1,790.16   $3,721.27   $  986.89   $1,717.09   $2,372.67   $3,721.27
with EBB Rider.....................  $  972.53   $1,012.65   $1,716.43   $3,582.01   $  972.53   $1,674.95   $2,303.36   $3,582.01
with IPP & EBB Riders..............  $1,015.60   $1,148.45   $1,939.03   $4,006.12   $1,015.60   $1,801.76   $2,512.65   $4,006.12

ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $  924.64   $  861.08   $1,467.06   $3,102.07   $  924.64   $1,533.42   $2,068.89   $3,102.07
with IPP Rider.....................  $  967.79   $  997.73   $1,691.99   $3,535.60   $  967.79   $1,661.02   $2,280.38   $3,535.60
with EBB Rider.....................  $  953.41   $  952.33   $1,617.49   $3,393.24   $  953.41   $1,618.62   $2,210.33   $3,393.24
with IPP & EBB Riders..............  $  996.56   $1,088.96   $1,842.44   $3,826.79   $  996.56   $1,746.21   $2,421.84   $3,826.79

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders.................  $  896.82   $  772.35   $1,319.81   $2,812.20   $  896.82   $1,450.56   $1,930.43   $2,812.20
with IPP Rider.....................  $  940.10   $  910.21   $1,548.17   $3,259.73   $  940.10   $1,579.29   $2,145.16   $3,259.73
with EBB Rider.....................  $  925.68   $  864.39   $1,472.53   $3,112.77   $  925.68   $1,536.51   $2,074.03   $3,112.77
with IPP & EBB Riders..............  $  968.96   $1,002.26   $1,700.90   $3,560.28   $  968.96   $1,665.25   $2,288.77   $3,560.28

VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $  930.39   $  879.38   $1,497.29   $3,161.01   $  930.39   $1,550.50   $2,097.31   $3,161.01
with IPP Rider.....................  $  973.52   $1,015.76   $1,721.52   $3,591.68   $  973.52   $1,677.86   $2,308.15   $3,591.68
with EBB Rider.....................  $  959.15   $  970.45   $1,647.27   $3,450.28   $  959.15   $1,635.54   $2,238.33   $3,450.28
with IPP & EBB Riders..............  $1,002.27   $1,106.83   $1,871.49   $3,880.94   $1,002.27   $1,762.90   $2,449.15   $3,880.94

VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.................  $  979.30   $1,033.94   $1,751.26   $3,647.95   $  979.30   $1,694.83   $2,336.10   $3,647.95
with IPP Rider.....................  $1,022.20   $1,168.22   $1,969.59   $4,055.09   $1,022.20   $1,820.21   $2,541.37   $4,055.09
with EBB Rider.....................  $1,007.90   $1,123.60   $1,897.28   $3,921.42   $1,007.90   $1,778.55   $2,473.39   $3,921.42
with IPP & EBB Riders..............  $1,050.81   $1,257.86   $2,115.59   $4,328.56   $1,050.81   $1,903.91   $2,678.64   $4,328.56

VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $  984.10   $1,049.02   $1,775.87   $3,694.37   $  984.10   $1,708.91   $2,359.24   $3,694.37
with IPP Rider.....................  $1,026.98   $1,183.07   $1,993.62   $4,099.26   $1,026.98   $1,834.08   $2,563.97   $4,099.26
with EBB Rider.....................  $1,012.69   $1,138.52   $1,921.50   $3,966.32   $1,012.69   $1,792.49   $2,496.16   $3,966.32
with IPP & EBB Riders..............  $1,055.57   $1,272.58   $2,139.25   $4,371.23   $1,055.57   $1,917.66   $2,700.88   $4,371.23

                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                     -------------------------------------------
INVESTMENT DIVISION                   1 YR       3 YR        5 YR        10 YR
-------------------                  -------   ---------   ---------   ---------
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders.................  $280.83   $  861.08   $1,467.06   $3,102.07
with IPP Rider.....................  $326.89   $  997.73   $1,691.99   $3,535.60
with EBB Rider.....................  $311.54   $  952.33   $1,617.49   $3,393.24
with IPP & EBB Riders..............  $357.59   $1,088.96   $1,842.44   $3,826.79
NEUBERGER BERMAN AMT MID-CAP
  GROWTH--CLASS S
without any Riders.................  $283.90   $  870.22   $1,482.17   $3,131.58
with IPP Rider.....................  $329.94   $1,006.75   $1,706.77   $3,563.68
with EBB Rider.....................  $314.59   $  961.38   $1,632.38   $3,421.80
with IPP & EBB Riders..............  $360.63   $1,097.89   $1,856.96   $3,853.90
ROYCE MICRO-CAP PORTFOLIO
without any Riders.................  $301.30   $  921.97   $1,567.55   $3,297.15
with IPP Rider.....................  $347.26   $1,057.77   $1,790.16   $3,721.27
with EBB Rider.....................  $331.94   $1,012.65   $1,716.43   $3,582.01
with IPP & EBB Riders..............  $377.91   $1,148.45   $1,939.03   $4,006.12
ROYCE SMALL-CAP PORTFOLIO
without any Riders.................  $280.83   $  861.08   $1,467.06   $3,102.07
with IPP Rider.....................  $326.89   $  997.73   $1,691.99   $3,535.60
with EBB Rider.....................  $311.54   $  952.33   $1,617.49   $3,393.24
with IPP & EBB Riders..............  $357.59   $1,088.96   $1,842.44   $3,826.79
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders.................  $251.15   $  772.35   $1,319.81   $2,812.20
with IPP Rider.....................  $297.34   $  910.21   $1,548.17   $3,259.73
with EBB Rider.....................  $281.94   $  864.39   $1,472.53   $3,112.77
with IPP & EBB Riders..............  $328.13   $1,002.26   $1,700.90   $3,560.28
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.................  $286.97   $  879.38   $1,497.29   $3,161.01
with IPP Rider.....................  $333.00   $1,015.76   $1,721.52   $3,591.68
with EBB Rider.....................  $317.66   $  970.45   $1,647.27   $3,450.28
with IPP & EBB Riders..............  $363.69   $1,106.83   $1,871.49   $3,880.94
VAN KAMPEN UIF EMERGING MARKETS
  EQUITY--CLASS I
without any Riders.................  $339.16   $1,033.94   $1,751.26   $3,647.95
with IPP Rider.....................  $384.96   $1,168.22   $1,969.59   $4,055.09
with EBB Rider.....................  $369.69   $1,123.60   $1,897.28   $3,921.42
with IPP & EBB Riders..............  $415.48   $1,257.86   $2,115.59   $4,328.56
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.................  $344.29   $1,049.02   $1,775.87   $3,694.37
with IPP Rider.....................  $390.06   $1,183.07   $1,993.62   $4,099.26
with EBB Rider.....................  $374.80   $1,138.52   $1,921.50   $3,966.32
with IPP & EBB Riders..............  $420.57   $1,272.58   $2,139.25   $4,371.23

     QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY?

     A LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the Separate Account, or to the Fixed Accounts. In addition, you may also allocate premium payments to the DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Accounts and the DCA Advantage Plan Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT

             The Separate Account currently consists of 74 Investment Divisions, 40 of which are available under this policy. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        (ii) FIXED ACCOUNTS

             Each premium payment, or the portion of any premium payment, you allocate to either of the Fixed Accounts will earn an interest rate at least equal to the guaranteed interest rate.

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic Dollar Cost Averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the 1-Year Fixed Account. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNTS?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. Transfers from the Investment Divisions or the 1-Year Fixed Account into the 3-Year Fixed Account are not permitted. (See "THE FIXED ACCOUNTS.") Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. However, We reserve the right to impose a fee of $30 per transfer after the first 12 in a given Policy Year. (See "THE POLICIES--Transfers.")

     You can make transfers to the Investment Divisions from the Fixed Accounts and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "THE FIXED ACCOUNTS" and "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options described in this Prospectus. You may not transfer money into the 1-Year Fixed Account if you transferred money out of either of the Fixed Accounts during the previous six-month period. Transfers into the 3-Year Fixed Account are not permitted.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge is 1.45% of the daily average Variable Accumulation Value. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first seven Payment

Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                        PAYMENT YEAR                          SURRENDER CHARGE
                        ------------                          ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         6%
6...........................................................         5%
7...........................................................         4%
8+..........................................................         0%

     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")

     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your Registered Representative to determine the percentages We are currently charging before you select the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time.

     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should consult with your Registered Representative to determine the percentages We are currently charging before you select the EBB Rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You can make additional premium payments of at least $500 or such lower amount as We may permit at any time. In the states of Alabama, Maryland, Massachusetts, New Jersey,

Oregon and Washington, additional premium payments are allowed only during the first Policy Year. Additional premium payments must be at least $500 or such lower amount as We may permit. Premium payments may be sent to NYLIAC at the address listed in Question 15 of this prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,500,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Accounts and DCA Advantage Plan Accounts you have selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment in the Investment Divisions (including the DCA Advantage Plan Accounts), plus the Fixed Accounts. Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages), you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative (except the DCA Advantage Plan Accounts), is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value. Acceptance of initial and additional premium payments are subject to Our suitability standards.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, if the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary under the policy an amount equal to the greatest of:

        (a) the Accumulation Value, less any outstanding loan balance,

        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, less any rider charges, or

        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary.

     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, and SEP policies; only Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EBB and ESC Riders for details.

12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will return the Accumulation Value on the date We receive the policy. We will set forth the provision in your Policy.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "DISTRIBUTIONS UNDER THE POLICY--Loans.")

15. HOW DO I CONTACT NYLIAC?

                          GENERAL INQUIRIES AND WRITTEN REQUESTS  PREMIUM PAYMENTS AND LOAN PAYMENTS
                          --------------------------------------  ----------------------------------
REGULAR MAIL              NYLIAC Variable Products Service        NYLIAC
                          Center                                  75 Remittance Drive
                          Madison Square Station                  Suite 3021
                          P.O. Box 922                            Chicago, IL 60675-3021
                          New York, NY 10159

EXPRESS MAIL              NYLIAC Variable Products Service        NYLIAC, Suite 3021
                          Center                                  c/o The Northern Trust Bank
                          51 Madison Avenue                       350 North Orleans Street
                          Room 651                                Receipt & Dispatch, 8th Floor
                          New York, NY 10010                      Chicago, IL 60654

CUSTOMER SERVICE          (800) 598-2019
AND INTERACTIVE
VOICE
RESPONSE SYSTEM

     You may send service requests to Us at the Variable Products Service Center ("VPSC") addresses listed above. In addition, as described below, you can contact Us through the Internet at Our Virtual Service Center ("VSC") and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See "Virtual Service Center and Interactive Voice Response System.") Faxed requests are not acceptable and will not be honored at any time. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

                              FINANCIAL STATEMENTS

     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 (including the report of independent auditors), and the Separate Account statement of assets and liabilities as of December 31, 2004, and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of independent auditors) are included in the SAI. The independent accountants are PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017.

                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1, except where indicated.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                                           MAINSTAY VP             MAINSTAY VP            MAINSTAY VP             MAINSTAY VP
                                          BASIC VALUE--           BASIC VALUE--              BOND--                 BOND--
                                          SERVICE CLASS           INITIAL CLASS          SERVICE CLASS           INITIAL CLASS
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.29   $10.00    $10.07   $ 7.99   $10.00    $ 9.92   $10.00    $11.10   $10.77   $10.00
Accumulation Unit Value
  (end of period)......................  $12.37   $11.29    $11.06   $10.07   $ 7.99    $10.15   $ 9.92    $11.39   $11.10   $10.77
Number of Units Outstanding
  (in 000s) (end of period)............     461      181       284      281      101     1,649      592     1,276    1,552      571

                                           MAINSTAY VP            MAINSTAY VP
                                             CAPITAL                CAPITAL                   MAINSTAY VP
                                          APPRECIATION--        APPRECIATION--                   CASH
                                          SERVICE CLASS          INITIAL CLASS                MANAGEMENT
                                         ----------------   -----------------------   ---------------------------
                                          2004    2003(B)   2004    2003    2002(A)    2004      2003     2002(A)
                                         ------   -------   -----   -----   -------   -------   -------   -------
Accumulation Unit Value
  (beginning of period)................  $11.14   $10.00    $9.34   $7.46   $10.00    $  0.99   $  1.00   $ 1.00
Accumulation Unit Value
  (end of period)......................  $11.41   $11.14    $9.59   $9.34   $ 7.46    $  0.98   $  0.99   $ 1.00
Number of Units Outstanding
  (in 000s) (end of period)............     926      406      937     943      396     17,751    16,593    4,949

                                           MAINSTAY VP             MAINSTAY VP            MAINSTAY VP             MAINSTAY VP
                                          COMMON STOCK--         COMMON STOCK--          CONVERTIBLE--           CONVERTIBLE--
                                          SERVICE CLASS           INITIAL CLASS          SERVICE CLASS           INITIAL CLASS
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.40   $10.00    $10.07   $ 8.08   $10.00    $10.94   $10.00    $11.17   $ 9.27   $10.00
Accumulation Unit Value
  (end of period)......................  $12.43   $11.40    $11.00   $10.07   $ 8.08    $11.41   $10.94    $11.68   $11.17   $ 9.27
Number of Units Outstanding
  (in 000s) (end of period)............     810      293       856      870      367     1,754      644     1,087    1,083      396

                                           MAINSTAY VP             MAINSTAY VP
                                            DEVELOPING             DEVELOPING             MAINSTAY VP             MAINSTAY VP
                                             GROWTH--               GROWTH--              GOVERNMENT--           GOVERNMENT--
                                          SERVICE CLASS           INITIAL CLASS          SERVICE CLASS           INITIAL CLASS
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.62   $10.00    $10.54   $ 7.72   $10.00    $ 9.76   $10.00    $10.78   $10.74   $10.00
Accumulation Unit Value
  (end of period)......................  $12.09   $11.62    $11.00   $10.54   $ 7.72    $ 9.91   $ 9.76    $10.98   $10.78   $10.74
Number of Units Outstanding
  (in 000s) (end of period)............     357      117       139      132       42     1,136      425     1,262    1,641      865

(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

                                                                                        MAINSTAY VP             MAINSTAY VP
                                           MAINSTAY VP            MAINSTAY VP            HIGH YIELD             HIGH YIELD
                                             GROWTH--              GROWTH--           CORPORATE BOND--       CORPORATE BOND--
                                          SERVICE CLASS          INITIAL CLASS         SERVICE CLASS           INITIAL CLASS
                                         ----------------   -----------------------   ----------------   -------------------------
                                          2004    2003(B)   2004    2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   -----   -----   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.09   $10.00    $9.97   $7.90   $10.00    $11.47   $10.00    $12.99   $ 9.67   $10.00
Accumulation Unit Value
  (end of period)......................  $10.65   $11.09    $9.60   $9.97   $ 7.90    $12.71   $11.47    $14.44   $12.99   $ 9.67
Number of Units Outstanding
  (in 000s) (end of period)............     480      201      364     362      141     6,041    2,224     2,920    2,759      776

                                           MAINSTAY VP             MAINSTAY VP            MAINSTAY VP
                                             INCOME &               INCOME &             INTERNATIONAL            MAINSTAY VP
                                             GROWTH--               GROWTH--                EQUITY--        INTERNATIONAL EQUITY--
                                          SERVICE CLASS           INITIAL CLASS          SERVICE CLASS           INITIAL CLASS
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.32   $10.00    $10.34   $ 8.15   $10.00    $11.60   $10.00    $11.30   $ 8.82   $10.00
Accumulation Unit Value
  (end of period)......................  $12.53   $11.32    $11.48   $10.34   $ 8.15    $13.38   $11.60    $13.07   $11.30   $ 8.82
Number of Units Outstanding
  (in 000s) (end of period)............     410      123       214      195       65     1,027      246       351      291       80

                                                                            MAINSTAY VP
                             MAINSTAY VP             MAINSTAY VP              MID CAP               MAINSTAY VP
                            MID CAP CORE--         MID CAP CORE--             GROWTH--           MID CAP GROWTH--
                            SERVICE CLASS           INITIAL CLASS          SERVICE CLASS           INITIAL CLASS
                           ----------------   -------------------------   ----------------   -------------------------
                            2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                           ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of
  period)................  $11.73   $10.00    $10.88   $ 8.14   $10.00    $11.83   $10.00    $10.01   $ 7.01   $10.00
Accumulation Unit Value
  (end of period)........  $14.09   $11.73    $13.10   $10.88   $ 8.14    $14.26   $11.83    $12.09   $10.01   $ 7.01
Number of Units
  Outstanding (in 000s)
  (end of period)........     719      228       445      393      152     1,224      432       657      592      199


                             MAINSTAY VP
                           MID CAP VALUE--
                            SERVICE CLASS
                           ----------------
                            2004    2003(B)
                           ------   -------
Accumulation Unit Value
  (beginning of
  period)................  $11.59   $10.00
Accumulation Unit Value
  (end of period)........  $13.40   $11.59
Number of Units
  Outstanding (in 000s)
  (end of period)........   1,580      442

                                                         MAINSTAY VP                                    MAINSTAY VP
                                  MAINSTAY VP              S&P 500               MAINSTAY VP             SMALL CAP
                                MID CAP VALUE--            INDEX--             S&P 500 INDEX--            GROWTH--
                                 INITIAL CLASS          SERVICE CLASS           INITIAL CLASS          SERVICE CLASS
                           -------------------------   ----------------   -------------------------   ----------------
                            2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)    2004    2003(B)
                           ------   ------   -------   ------   -------   ------   ------   -------   ------   -------
Accumulation Unit Value
  (beginning of
  period)................  $10.29   $ 8.09   $10.00    $11.26   $10.00    $10.37   $ 8.20   $10.00    $12.01   $10.00
Accumulation Unit Value
  (end of period)........  $11.92   $10.29   $ 8.09    $12.23   $11.26    $11.29   $10.37   $ 8.20    $12.91   $12.01
Number of Units
  Outstanding (in 000s)
  (end of period)........   1,158    1,114      422     3,132    1,038     1,935    1,839      660     1,122      353

                                  MAINSTAY VP
                                   SMALL CAP
                                   GROWTH--
                                 INITIAL CLASS
                           -------------------------
                            2004     2003    2002(A)
                           ------   ------   -------
Accumulation Unit Value
  (beginning of
  period)................  $10.35   $ 7.41   $10.00
Accumulation Unit Value
  (end of period)........  $11.16   $10.35   $ 7.41
Number of Units
  Outstanding (in 000s)
  (end of period)........     726      726      243

                                           MAINSTAY VP             MAINSTAY VP            MAINSTAY VP             MAINSTAY VP
                                          TOTAL RETURN--         TOTAL RETURN--             VALUE--                 VALUE--
                                          SERVICE CLASS           INITIAL CLASS          SERVICE CLASS           INITIAL CLASS
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $10.86   $10.00    $10.29   $ 8.73   $10.00    $11.72   $10.00    $ 9.63   $ 7.67   $10.00
Accumulation Unit Value
  (end of period)......................  $11.35   $10.86    $10.79   $10.29   $ 8.73    $12.82   $11.72    $10.56   $ 9.63   $ 7.67
Number of Units Outstanding
  (in 000s) (end of period)............     749      299       636      647      236     1,101      392     1,135    1,147      505

(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

                                          ALGER AMERICAN         ALGER AMERICAN
                                              SMALL                   SMALL
                                         CAPITALIZATION--       CAPITALIZATION--
                                             CLASS S                 CLASS O                 CALVERT SOCIAL
                                              SHARES                 SHARES                     BALANCED
                                         ----------------   -------------------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $12.11   $10.00    $11.49   $ 8.19   $10.00    $10.85   $ 9.23   $10.00
Accumulation Unit Value
  (end of period)......................  $13.88   $12.11    $13.20   $11.49   $ 8.19    $11.58   $10.85   $ 9.23
Number of Units Outstanding
  (in 000s) (end of period)............     432      132       185      175       46       382      210       38


                                          COLONIAL SMALL
                                          CAP VALUE FUND,
                                         VARIABLE SERIES--
                                              CLASS B
                                         -----------------
                                              2004(E)
                                         -----------------
Accumulation Unit Value
  (beginning of period)................       $10.00
Accumulation Unit Value
  (end of period)......................       $10.54
Number of Units Outstanding
  (in 000s) (end of period)............           41

                                            DREYFUS IP             DREYFUS IP
                                            TECHNOLOGY             TECHNOLOGY           FIDELITY(R) VIP         FIDELITY(R) VIP
                                             GROWTH--               GROWTH--            CONTRAFUND(R)--         CONTRAFUND(R)--
                                          SERVICE CLASS           INITIAL CLASS         SERVICE CLASS 2          INITIAL CLASS
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.68   $10.00    $10.65   $ 7.16   $10.00    $11.82   $10.00    $10.93   $ 8.63   $10.00
Accumulation Unit Value
  (end of period)......................  $11.54   $11.68    $10.55   $10.65   $ 7.16    $13.41   $11.82    $12.43   $10.93   $ 8.63
Number of Units Outstanding
  (in 000s) (end of period)............     512      230       228      207       51     2,004      467     1,149    1,070      425

                                         FIDELITY(R) VIP         FIDELITY(R) VIP        FIDELITY(R) VIP
                                         EQUITY-INCOME--         EQUITY-INCOME--           MID CAP--
                                         SERVICE CLASS 2          INITIAL CLASS         SERVICE CLASS 2
                                         ----------------   -------------------------   ----------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(C)
                                         ------   -------   ------   ------   -------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.48   $10.00    $10.47   $ 8.15   $10.00    $11.41   $10.00
Accumulation Unit Value
  (end of period)......................  $12.58   $11.48    $11.51   $10.47   $ 8.15    $14.02   $11.41
Number of Units Outstanding
  (in 000s) (end of period)............   1,542      421       801      773      270     1,020       95

                                           JANUS ASPEN                                    JANUS ASPEN            JANUS ASPEN
                                              SERIES               JANUS ASPEN          SERIES WORLDWIDE      SERIES WORLDWIDE
                                            BALANCED--          SERIES BALANCED--           GROWTH--              GROWTH--
                                          SERVICE SHARES      INSTITUTIONAL SHARES       SERVICE SHARES     INSTITUTIONAL SHARES
                                         ----------------   -------------------------   ----------------   -----------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)   2004    2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   -----   -----   -------
Accumulation Unit Value
  (beginning of period)................  $10.51   $10.00    $10.33   $ 9.19   $10.00    $11.44   $10.00    $9.52   $7.79   $10.00
Accumulation Unit Value
  (end of period)......................  $11.22   $10.51    $11.05   $10.33   $ 9.19    $11.79   $11.44    $9.83   $9.52   $ 7.79
Number of Units Outstanding
  (in 000s) (end of period)............   1,869      722     1,916    2,032      884       515      195      612     659      267

                                              MFS(R)                 MFS(R)                MFS(R)                 MFS(R)
                                            INVESTORS              INVESTORS              RESEARCH               RESEARCH
                                          TRUST SERIES--         TRUST SERIES--           SERIES--               SERIES--
                                          SERVICE CLASS          INITIAL CLASS          SERVICE CLASS         INITIAL CLASS
                                         ----------------   ------------------------   ---------------   ------------------------
                                          2004    2003(B)    2004    2003    2002(A)    2004     2003     2004    2003    2002(A)
                                         ------   -------   ------   -----   -------   ------   ------   ------   -----   -------
Accumulation Unit Value
  (beginning of period)................  $10.97   $10.00    $ 9.80   $8.14   $10.00    $10.75   $10.00   $ 9.69   $7.89   $10.00
Accumulation Unit Value
  (end of period)......................  $12.02   $10.97    $10.75   $9.80   $ 8.14    $12.25   $10.75   $11.07   $9.69   $ 7.89
Number of Units Outstanding
  (in 000s) (end of period)............      91       43       123     126       57       131       43      102     107       45

(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.
(c) For the period September 5, 2003 (commencement of operations) through December 31, 2003.
(e) For the period November 15, 2004 (commencement of operations) through December 31, 2004.

                                             MFS(R)          NEUBERGER
                                           UTILITIES        BERMAN AMT
                                            SERIES--          MID-CAP       T. ROWE PRICE EQUITY
                                         SERVICE CLASS    GROWTH--CLASS S   INCOME PORTFOLIO--II
                                         --------------   ---------------   --------------------
                                            2004(D)           2004(D)         2004      2003(B)
                                            -------           -------       --------   ---------
Accumulation Unit Value
  (beginning of period)................      $11.46           $11.32         $11.23      $10.00
Accumulation Unit Value
  (end of period)......................      $14.67           $12.95         $12.68      $11.23
Number of Units Outstanding
  (in 000s) (end of period)............         444              116          1,941         478

                                                                              VAN ECK
                                           T. ROWE PRICE EQUITY              WORLDWIDE
                                            INCOME PORTFOLIO--I             HARD ASSETS
                                         -------------------------   -------------------------
                                          2004     2003    2002(A)    2004     2003    2002(A)
                                         ------   ------   -------   ------   ------   -------
Accumulation Unit Value (beginning of
  period)..............................  $10.17   $ 8.22   $10.00    $12.04   $ 8.42   $10.00
Accumulation Unit Value
  (end of period)......................  $11.51   $10.17   $ 8.22    $14.71   $12.04   $ 8.42
Number of Units Outstanding (in 000s)
  (end of period)......................   1,154    1,084      420       480      121       39

                                          VAN KAMPEN UIF         VAN KAMPEN UIF          VICTORY VIF
                                         EMERGING MARKETS           EMERGING             DIVERSIFIED
                                             EQUITY--               MARKETS--              STOCK--
                                             CLASS II                CLASS I            CLASS A SHARES
                                         ----------------   -------------------------   --------------
                                          2004    2003(B)    2004     2003    2002(A)      2004(D)
                                         ------   -------   ------   ------   -------   --------------
Accumulation Unit Value (beginning of
  period)..............................  $13.65   $10.00    $11.62   $ 7.88   $10.00        $10.00
Accumulation Unit Value
  (end of period)......................  $16.55   $13.65    $14.10   $11.62   $ 7.88        $10.90
Number of Units Outstanding (in 000s)
  (end of period)......................     287       53       139      110       58           147

(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.
(d) For the period May 1, 2004 (commencement of operations) through December 31, 2004.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $65.8 billion at the end of 2004. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Accounts, the DCA Accounts and any other separate account of NYLIAC.

     The Separate Account currently has 74 Investment Divisions, 40 of which are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC), in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:


-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Balanced; MainStay VP Bond; MainStay VP
                                 Management LLC                      Capital Appreciation; MainStay VP Cash Management;
                                 Subadviser: MacKay Shields LLC      MainStay VP Common Stock; MainStay VP Convertible;
                                 ("MacKay")                          MainStay VP Floating Rate; MainStay VP Government;
                                                                     MainStay VP High Yield Corporate Bond; MainStay VP
                                                                     International Equity; MainStay VP Mid Cap Core;
                                                                     MainStay VP Mid Cap Growth; MainStay VP Mid Cap
                                                                     Value; MainStay VP S&P 500 Index; MainStay VP Small
                                                                     Cap Growth; MainStay VP Total Return; MainStay VP
                                                                     Value
                                 Subadviser: American Century        MainStay VP Income & Growth
                                 Investment Management, Inc.
                                 Subadviser: The Dreyfus             MainStay VP Basic Value
                                 Corporation
                                 Subadviser: Eagle Asset             MainStay VP Growth
                                 Management, Inc.
                                 Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                 LLC
-------------------------------------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
-------------------------------------------------------------------------------------------------------------------------

Calvert Variable Series, Inc.    Calvert Asset Management Advisor    Calvert Social Balanced
                                 Inc.
                                 Subadviser: New Amsterdam Partners
                                 LLC SSgA Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment      Columbia Management Advisors Inc.   Colonial Small-Cap Value Fund, Variable Series
Trust
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance      Fidelity Management and Research
Products Fund                    Company
                                 Subadvisers: Fidelity Management &  Fidelity(R) VIP Contrafund(R)
                                 Research (U.K.) Inc. ("FMRUK"),
                                 Fidelity Management & Research
                                 (Far East) Inc. ("FMRFE"),
                                 Fidelity Investments Japan Limited
                                 ("FIJL"), FMR Co., Inc. ("FMRC")
                                 Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                 Subadvisers: FMRUK, FMRFE, FIJL,    Fidelity(R) VIP Mid Cap
                                 FMRC
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust  MFS(R) Investment Management        MFS(R) Investors Trust Series; MFS(R) Research
                                                                     Series; MFS(R) Utilities Series
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers        Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Subadviser: Neuberger Berman, LLC
-------------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund           Royce & Associates, LLC             Royce Micro-Cap Portfolio;
                                                                     Royce Small-Cap Portfolio
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
Inc.
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust
-------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
-------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       Victory Capital Management, Inc.    Victory VIF Diversified Stock
Funds
-------------------------------------------------------------------------------------------------------------------------

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, SAI and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Accumulation Value and the DCA Advantage Plan Accounts may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death. The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. The policyowner may do so by using Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form, subject to any payment We made or other action taken We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the LifeStages(R) Essentials Variable Annuity policy described in this prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for each LifeStages(R) variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

----------------------------------------------------------------------------------------------------------------------------
                       LIFESTAGES(R) ESSENTIALS  LIFESTAGES(R) PREMIUM PLUS   LIFESTAGES(R) ELITE    LIFESTAGES(R) PREMIUM
                           VARIABLE ANNUITY        ELITE VARIABLE ANNUITY      VARIABLE ANNUITY     PLUS II VARIABLE ANNUITY
----------------------------------------------------------------------------------------------------------------------------
Surrender Charge       7 Years (7%, 7%, 7%, 6%,  10 Years (8%, 8%, 8%, 7%,   8 Years (8%, 8%, 8%,   8 Years (8%, 8%, 8%, 7%,
Period                 6%, 5%, 4% -- based on      6%, 5%, 4%, 3%, 3%,          7%, 6%, 5%, 4%,     6%, 5%, 4%, 3% -- based
                        each premium payment       3% -- based on each        3% -- based on each   on each premium payment
                               date)             premium payment date)*         premium payment             date)*
                                                                                    date)*
----------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan      Yes (6, 12, 18 month      Yes (6 month account)      Yes (6 month account)  Yes (6 month account)
                             accounts)
----------------------------------------------------------------------------------------------------------------------------
Interest Sweep                  Yes                        Yes                        Yes                    Yes
----------------------------------------------------------------------------------------------------------------------------
Premium Credit                   No                        Yes                        No                     Yes
----------------------------------------------------------------------------------------------------------------------------
Fixed Account                   Yes                        Yes                        Yes                    Yes
                             - One-Year                 One-Year                   One-Year                One-Year
                            - Three-Year
----------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit    Annual reset to age 80           Optional                   Optional         Annual reset to age 80
Guarantee                                        Annual reset to age 80       Annual reset to age
                                                                                      80
----------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit            N/A              Ages 65 or                  Ages 65 or                      N/A
Reset Charge                                     younger:      0.30%         younger:      0.30%
                                                 Ages 66 to 75: 0.35%        Ages 66 to 75: 0.35%
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.45%                     1.90%                       1.70%                  1.75%
Risk and               Based on assets of the    Based on Adjusted Premium   Based on Adjusted      Based on assets of the
Administration Costs   Separate Account.         Payments.                   Premium Payments.      Separate Account.
Charge                 Charge is reflected in    Charge is not reflected in  Charge is not          Charge is reflected in
                       the Accumulation Unit     the Accumulation Unit       reflected in the       the Accumulation Unit
                       Value                     Value                       Accumulation Unit      Value
                                                                             Value
----------------------------------------------------------------------------------------------------------------------------
Annual Policy Service           $30                        $30                        $30                    $30
Charge
----------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value            $50,000                   $100,000                   $100,000                $100,000
Required to Waive
Annual Policy Service
Charge
----------------------------------------------------------------------------------------------------------------------------

---------------------  ----------------------------------------------------------------------
                       LIFESTAGES(R) SELECT    LIFESTAGES(R) FLEXIBLE   LIFESTAGES(R) ACCESS
                         VARIABLE ANNUITY     PREMIUM VARIABLE ANNUITY    VARIABLE ANNUITY
---------------------  ----------------------------------------------------------------------
Surrender Charge         3 Years (8%, 8%,     9 Years (7%, 7%, 7%, 6%,          None
Period                  7% -- based on each       5%, 4%, 3%, 2%,
                       premium payment date)   1% -- based on policy
                                                       date)
-------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan      Yes (6 and 12 month             No                       No
                             accounts)
----------------------------------------------------------------------------------------------------------------------------
Interest Sweep                  Yes                     Yes                      No
----------------------------------------------------------------------------------------------------------------------------
Premium Credit                  No                      No                       No
----------------------------------------------------------------------------------------------------------------------------
Fixed Account                   Yes                     Yes                      Yes
                             One-Year                One-Year                 One-Year
----------------------------------------------------------------------------------------------------------------------------
Reset Death Benefit     Annual reset to age   3 year reset to age 85       Annual reset to
Guarantee                       80                                             age 80
----------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit            N/A                     N/A                      N/A
Reset Charge
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense  1.85%                  1.40%                     1.55%
Risk and               Based on assets of     Based on assets of the    Based on assets of
Administration Costs   the Separate Account.  Separate Account.         the Separate Account.
Charge                 Charge is reflected    Charge is reflected in    Charge is reflected
                       in the Accumulation    the Accumulation Unit     in the Accumulation
                       Unit Value             Value                     Unit Value
----------------------------------------------------------------------------------------------------------------------------
Annual Policy Service           $50                     $30                     $40*
Charge
----------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value           $100,000                 $20,000                  $50,000
Required to Waive
Annual Policy Service
Charge
----------------------------------------------------------------------------------------------------------------------------

     All policies and features may not be available in all jurisdictions.
 *  May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs and Inherited IRAs and SEPs;

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy, or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They may include:

     (1) two Fixed Account options, each of which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every year and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, proportional withdrawals and applicable surrender charges;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive (without surrender charges) a guaranteed amount of monthly income for life after the first Policy Year;

     (5) two riders (an Unemployment Benefit Rider and a Living Needs Benefit Rider), which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

     (6) an Interest Sweep feature which provides the opportunity to allocate interest earned on monies in the Fixed Accounts to the other Investment Divisions under the policy;

     (7) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole primary Beneficiary.

     (8) an optional Investment Protection Plan Rider, which allows you to surrender the policy and receive an amount equal to the greater of the policy's Accumulation Value or the amount guaranteed under the rider; and

     (9) optional Enhanced Beneficiary Benefit Rider and Enhanced Spousal Continuance ("ESC") Rider which allow you to increase your death benefit by a percentage of the gain in the policy.

     These features are explained in detail in this Prospectus. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application. The application is sent to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. If the application is complete and accurate and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt at the Service Center. If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policyowner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Code. If we issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid up in the death of any joint owner.

     We will allocate the initial premium payments to the Fixed Accounts or the DCA Advantage Plan Accounts and Investment Divisions you have chosen immediately. We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 15. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate premium payments in up to 40 Investment Divisions, the DCA Advantage Plan Accounts, plus the Fixed Accounts. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages), allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 each or such lower amount as We may permit at any time or by any other method NYLIAC makes available. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 85 for Non-Qualified and Qualified Policies, (age 80 in New York and Pennsylvania). The current available methods of payment are direct payments to NYLIAC and any other method agreed to by Us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, additional premium payments are allowed only during the first Policy Year. Additional premium payments must be at least $500 or such lower amount as We may permit. The maximum aggregate amount of premium payments We accept is $1,500,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by providing written notification or by returning it to Us, or to the Registered Representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will return the Accumulation Value on the date We receive the policy. We will set forth the provision in your Policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85, (age 80 in New York and Pennsylvania). We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, (age 80 in New York and Pennsylvania), unless We agree otherwise.

     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 85, (0-85 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the 3-Year Fixed Account. In addition, you can also transfer from the DCA Advantage Plan Accounts into the Investment Divisions and the 1-Year Fixed Account, (see "The DCA Advantage Plan"). You may not make transfers into the DCA Advantage Plan Accounts. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the 1-Year Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Accounts would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation Interest Sweep, and the DCA Advantage Plan options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Accounts to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the 1-Year Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNTS.")

     You can request a transfer in four ways:

     - submit your request in writing on a form We approve to the Variable Products Service Center at the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);

     - use the IVR at 1-800-598-2019;

     - speak to a Customer Service Representative at 1-800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

     - make your request through the Virtual Service Center.

     Your transfer requests must be in writing on a form approved by NYLIAC through Our Virtual Service Center, or by telephone in accordance with established procedures. (See "Virtual Service Center and Interactive Voice Response System.")

     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency or number of transfers.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request.

Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.

     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen.

     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

       (1) an adverse effect on portfolio management, such as:

            a) impeding a portfolio manager's ability to sustain an investment objective;

            b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

            c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

       (2) increased administrative and Fund brokerage expenses.

       (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policyowners or trusts that own policies. We may revoke VSC and IVR privileges for certain policyowners (see "THE POLICIES -- Limits on Transfers").

     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number ("PIN"). With your Social Security Number, the PIN will give you access to both the VSC on Our Corporate website, www.newyorklife.com, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions We take based on instructions received through IVR or VSC which We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received Saturday and Sunday and after 4:00 p.m. ("Eastern Time") or on non-Business Days Monday through Friday will be processed as of the next Business Day.

     Availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while service is unavailable.

     VSC

     The VSC is available Monday through Saturday, from 7 a.m. until 10 p.m. ("Eastern Time").

     The VSC enables you to:

        -- e-mail your Registered Representative or the Variable Products
           Service Center;

        -- obtain current policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments;

        -- reset your PIN;

        -- change your address; and

        -- obtain service forms.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

        -- obtain current Policy values;

        -- transfer assets between investment options;

        -- change the allocation of future premium payments;

        -- request a loan on your policy; and

        -- speak with one of Our Customer Service Representatives Monday through
           Friday from 9:00 a.m. to 6:00 p.m. ("Eastern Time").

     You can authorize a third party to have access in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a Telephone Request Form. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "THE POLICIES -- Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current and former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.

     Facsimile requests are not acceptable and will not be honored at any time. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through Our Virtual Service Center that have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


 ------------------------------------------------------------------
             AMOUNT           ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE           PURCHASED
 ------------------------------------------------------------------
 1             $100              $10.00                10.00
 ------------------------------------------------------------------
 2             $100              $ 8.00                12.50
 ------------------------------------------------------------------
 3             $100              $12.50                 8.00
 ------------------------------------------------------------------
 4             $100              $ 7.50                13.33
 ------------------------------------------------------------------
Total          $400              $38.00                43.83
 ------------------------------------------------------------------

                The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the 1-Year Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or 1-Year Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make Dollar Cost Averaging transfers from the Fixed Accounts, but you may make transfers into the 1-Year Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process a transfer under Our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing no later than five Business Days prior to the date the transfers are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     You may cancel the traditional Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a MINIMUM OF $5,000 in each DCA Advantage Plan Account that is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Accounts. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. (You may not make transfers from the DCA Advantage Plan Account into the 3-Year Fixed Account.) You may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day, (if the day is not a Business Day or does not exist in that month), each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day, (if the day is not a Business Day or does not exist in that month), every subsequent three month period for the duration of the

DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2005 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2005, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or 1-Year Fixed Account by December 31, 2005 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account, after the duration has expired, the Plan will be reactivated and will earn the interest rate in effect on that day.

     You can make partial withdrawals and transfers (in addition to the automatic transfers described above), from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Divisions' investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur, (with the exception of the 29th, 30th or 31st of a month). We will not process an Automatic Asset Reallocation transfer unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. We must receive this request at least five business days before the date the transfers are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under to this option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Accounts be transferred from the Fixed Accounts to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers, (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers, (except the 29th, 30th or 31st of a month). We will not process an Interest Sweep transfer unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. We must receive this request at least five business days before the date the transfers are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500 per Fixed Account, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day, (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the Traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 per Fixed Account, or such a lower amount as We may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, DCA Advantage Plan Accounts, or the Fixed Accounts. The minimum amount that you may allocate to any one Investment Division or either Fixed Account is $25, (or such lower amount as We may permit). We will allocate the initial premium payment immediately to the Investment Divisions, Fixed Accounts and DCA Advantage Plan Accounts you have selected.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNTS" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, SEP IRA, Roth IRA and Inherited IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit ("EBB") Riders described below, each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider, (if the EBB Rider is elected), and a Upromise Account Rider, each of which is available at no additional cost. Each rider is available only in those jurisdictions where it has been approved. Please consult with your Registered Representative regarding the availability of these riders in your state.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the owner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA, SEP IRA, Roth IRA and Inherited IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy, (including any amount withdrawn for the surrender charge), divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

           (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date the Variable Products Service Center receives your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of: (1) the effective date of the rider, or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us or to the Registered Representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "CHARGES AND DEDUCTIONS--OTHER CHARGES--Rider Risk Charge Adjustment.") The cancellation will be effective on the date We receive your request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policyowner is age 65 and younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000)X $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000-$25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)

     THE ENHANCED BENEFICIARY BENEFIT ("EBB") RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant), or the Annuitant, die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see "THE POLICIES--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner, (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive income payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment, (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000, (since there have been no previous withdrawals);

     5. You, if you are not the Annuitant, or the Annuitant, die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated, (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments, (after the withdrawal), is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

        Third, the Gain is calculated, (Accumulation Value - Adjusted Premium
                                   Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance ("ESC") Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner, (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted, (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (f) Upromise Account Rider (optional)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you, (non-Section 1035 exchanged policies). For you to qualify for the benefit of this rider, We require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once We confirm that you have met all requirements, We will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of Our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise, (or a successor organization), ceases operation before the one-time amount of $40 is deposited into your Upromise Account. There is no additional cost for this rider.

     POLICYOWNER INQUIRIES

     Your inquiries should be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY--Question 15.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NOT ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction.

     It is important that you inform NYLIAC of an address change so that you can receive these policy statements, (See "How do I contact NYLIAC?"). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines to 6% in the fourth and fifth Payment Years, 5% in the sixth payment year, 4% in the seventh payment year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        PAYMENT YEAR                          CHARGE
                        ------------                          ------
1...........................................................    7%
2...........................................................    7%
3...........................................................    7%
4...........................................................    6%
5...........................................................    6%
6...........................................................    5%
7...........................................................    4%
8+..........................................................    0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greatest of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior surrender charge free withdrawals during the Policy Year, or (ii) the Accumulation Value less accumulated premium payments, or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior surrender charge free withdrawals during the Policy Year.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) on amounts placed under the Life Income Payment Option after the first Policy Year;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy, (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

     (h) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Separate Account Charge

     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administration services. The charge equals 1.45% (annualized) of the daily average Variable Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, We will add any excess to Our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $50,000. This charge of $30 is imposed at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (c) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (d) Investment Protection Plan Rider Charge (optional)

     If you select the Investment Protection Plan Rider, (in states where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. As of the date of this prospectus, the charge for this Rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment (optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you select the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this rider. This charge will not change once your policy is issued.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging and automatic asset realization do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.

     Under present laws, NYLIAC will also incur state and local taxes, (in addition to the premium taxes described above), in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to NYLIAC. Facsimile transmissions are not acceptable and will not be honored at any time. These forms must be mailed to Us at the address given in Question 15. The amount available for withdrawal is the Accumulation Value on the Business Day during which We receive the request, less any outstanding loan balance, surrender charges, taxes which We may deduct and policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). We will not process a Periodic Partial Withdrawal unless We receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and/or Fixed Accounts from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Accounts. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Accounts. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account selected at the time of each periodic partial withdrawal, unless We agree otherwise.

     Electing any periodic partial withdrawal will void the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNTS--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and IRA SEPs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     In the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington, if the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greatest of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such "proportional withdrawals," less any rider charges.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date, ("Reset Anniversary"), until you or the Annuitant reaches age
80. On the First Policy Anniversary, We calculate the reset value by comparing
(a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first Policy Year, less any rider charges; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent Policy Years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary, (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greatest of:

(a)  Accumulation Value: $175,000
(b)  Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or
(c)  Reset value--the greater of:    a)  Current Accumulation Value--$175,000; and
                                     b)  Last Reset Value, plus premiums, less withdrawals. That is:
                                         $220,000 + $0 - (($20,000/$250,000)($220,000))
                                         = $220,000 - (0.08)($220,000)
                                         = $220,000 - $17,600
                                         = $202,400

In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals, less any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and any DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     NYLIAC will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     NYLIAC will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. A lump sum payment may only be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment We agree to at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

             (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or after a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) TSA plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro-rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125%, (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or any DCA Advantage Plan Accounts on a pro-rata basis so that the Fixed Accumulation Value equals 125%, (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% of the outstanding loan balance.

     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Accounts to secure the loan with the minimum guaranteed interest rate stated on the policy data page. For plans subject to ERISA, We will apply the interest charged on the loan at the then current prime rate at the beginning of the calendar year, plus 1%. We will credit the money being held in the Fixed Accounts to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy. For all plans, We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take the withdrawal on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Accounts.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. Upon the death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNTS

     The Fixed Accounts are supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Accounts subject to applicable law. The Fixed Accounts are not registered under the federal securities laws and are not generally subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Accounts. These disclosures regarding the Fixed Accounts may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Accounts under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to the amounts allocated or transferred to the Fixed Accounts.

     For the 1-Year Fixed Account, interest rates will be set on the anniversary of each payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the 1-Year Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     For the 3-Year Fixed Account, all premium payments will receive their applicable interest rate for a three-year period from the date on which the payment was made. At the beginning of the fourth Payment Year, and every Payment Year thereafter, a new interest rate will apply to those premium payments and the prior interest on those payments.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Accounts to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. During the first 7 Policy Years, the maximum amount you are allowed to transfer from each Fixed Account is limited to 25% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary. Thereafter, the maximum amount you are allowed to transfer from each Fixed Account is limited to 50% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary.

          2. The minimum amount that you may transfer from either Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in either Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the particular Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Accounts on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in either Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or any DCA Advantage Plan, you may not transfer money into the 1-Year Fixed Account if you made a transfer out of the 1-Year Fixed Account during the previous six-month period.

     You must make transfer requests in accordance with established procedures. See "Virtual Service Center and Interactive Voice Response System."

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Accounts on a FIFO basis, (i.e., from any value in the Fixed Accounts attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the 1-Year Fixed Account during the life of the policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Accounts.

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy which occurs within the lifetime you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Accounts. However, this guarantee will not apply if you transfer any amount out of the Fixed Accounts (except transfers made under the Interest Sweep option), or make any partial withdrawals from the Fixed Accounts or a DCA Account.

     See the policy itself for details and a description of the Fixed Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Accounts, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Accounts" equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the data page of your policy. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, Inc. ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.

     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received. The total commissions paid for LifeStages(R) Essentials Variable Annuity policies during the fiscal years ended December 31, 2004, 2003, and 2002 were $13,697,763, $14,058,511, and $6,696,957, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
     Valuation of Accumulation Units........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    3
     Tax Status of the Policies.............................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    4
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
FINANCIAL STATEMENTS........................................  F-1

     How to obtain a LifeStages(R) Essentials Variable Annuity Statement of
                            Additional Information.

               Call (800) 598-2019 or send this request form to:

                          NYLIAC Variable Products Service Center
                          Madison Square Station
                          P.O. Box 922
                          New York, NY 10159

--------------------------------------------------------------------------------

      Please send me a LifeStages(R) Essentials Variable Annuity Statement
                  of Additional Information dated May 1, 2005:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2005
                                      FOR

                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current LifeStages(R) Essentials Variable Annuity Prospectus. You should read the SAI in conjunction with the current LifeStages(R) Essentials Variable Annuity Prospectus dated May 1, 2005. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current LifeStages(R) Essentials Variable Annuity Prospectus.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................     2
     Valuation of Accumulation Units........................     2
ANNUITY PAYMENTS............................................     2
GENERAL MATTERS.............................................     2
FEDERAL TAX MATTERS.........................................     3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................     3
     Tax Status of the Policies.............................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     4
STATE REGULATION............................................     4
RECORDS AND REPORTS.........................................     4
LEGAL PROCEEDINGS...........................................     4
FINANCIAL STATEMENTS........................................     5
OTHER INFORMATION...........................................     5
FINANCIAL STATEMENTS........................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period"), is determined by the following formula:

                                    (a/b)-c
Where: a= the result of:

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b= is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

          c= is a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.45% of the daily average Variable Accumulation Value. (See "Charges and Deductions -- Other Charges.")

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 38 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENT BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL A BETTER ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2004, and the statement of operations, the statement of changes in net assets and financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2005

                   to the Prospectuses dated May 1, 2005 for
                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY
                     LIFESTAGES(R) SELECT VARIABLE ANNUITY
                         LIFESTAGES(R) VARIABLE ANNUITY
                  LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY
               LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND
                      LIFESTAGES(R) ELITE VARIABLE ANNUITY
               LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY
                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY

                                  INVESTING IN
               NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Variable Annuity, LifeStages(R) Elite Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, LifeStages(R) Premium Plus Elite Variable Annuity and the LifeStages(R) Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2005 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

        Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

        Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under
        Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

        Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

        (a) for LifeStages(R) Variable Annuity policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for LifeStages(R) Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for LifeStages(R) Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for LifeStages(R) Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for LifeStages(R) Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for LifeStages(R) Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For LifeStages(R) Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

        You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

        If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Internal Revenue Code.

3. In the same paragraph, delete the disclosure immediately following clause (4) (for the LifeStages(R) Flexible Premium Variable Annuity) and immediately following clause (5) (for the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity and the LifeStages(R) Select Variable Annuity policies) and replace it with the following:

        An Unemployment Benefit Rider (not available for Non-Qualified Policies issued to fund a Pension Plan) and Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

D. THE POLICIES -- Policy Application and Premium Payments

1. For LifeStages(R) Variable Annuity, LifeStages(R) Premium Plus, LifeStages(R) Premium Plus II, LifeStages(R) Essentials, LifeStages(R) Select, and LifeStages(R) Elite, LifeStages(R) Premium Plus Elite and LifeStages(R) Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

        (a) for LifeStages(R) Variable Annuity policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

        (b) for LifeStages(R) Premium Plus and LifeStages(R) Premium Plus II policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

        (c) for LifeStages(R) Essentials policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (d) for LifeStages(R) Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

        (e) for LifeStages(R) Elite policies:
            Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for LifeStages(R) Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for LifeStages(R) Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For LifeStages(R) Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

        Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

        At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the LifeStages(R) Flexible Premium Variable Annuity, the LifeStages(R) Variable Annuity, the LifeStages(R) Premium Plus Variable Annuity, the LifeStages(R) Premium Plus II Variable Annuity, the LifeStages(R) Essentials Variable Annuity, the LifeStages(R) Select Variable Annuity, the LifeStages(R) Elite Variable Annuity and the LifeStages(R) Premium Plus Elite Variable Annuity policies, under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

        For all IRAs, Roth IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

        There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.
   -----------------------------------------------------------------------------

                  New York Life Insurance and Annuity Corporation
                                 51 Madison Avenue
                             New York, New York 10010

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $236,220,111     $373,225,872     $199,754,201

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        808,998        1,193,898          760,848
    Administrative charges..................................         71,503          135,237           64,528
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $165,677,653     $338,178,879     $125,021,822
    Series II Policies......................................      1,249,790          862,087        3,728,076
    Series III Policies.....................................     53,616,000       23,809,545       40,777,869
    Series IV Policies......................................     14,522,055        8,987,938       17,481,120
    Series V Policies.......................................        274,112           58,288        2,338,752
    Series VI Policies......................................             --               --        9,581,186
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      16.01     $      16.70     $       1.25
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      13.00     $       6.26     $       1.03
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.73     $       5.71     $       1.02
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.39     $       9.59     $       0.98
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      11.03     $      11.73     $       0.98
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       0.98
                                                               ============     ============     ============
Identified Cost of Investment...............................   $242,307,945     $522,766,518     $199,759,443
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $315,097,283      $219,915,086      $190,302,719       $800,252,554       $73,923,953       $60,361,437       $84,853,698

        1,012,909           732,295           659,827          2,619,161           243,551           195,783           276,342
          108,303            68,973            56,879            256,522            22,113            16,458            23,291
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $270,485,169      $162,933,189      $127,522,329       $623,761,962       $52,909,727       $33,468,165       $48,681,193
        1,065,137         1,516,011         1,441,576          5,697,825           576,954           154,575           292,125
       32,680,186        41,714,466        46,404,890        124,365,201        15,214,304        15,820,335        22,005,019
        9,420,894        12,704,302        13,856,516         42,153,383         4,582,301         5,835,440         7,943,643
          324,685           245,850           360,702          1,398,500           375,003            23,915           106,211
               --                --                --                 --                --                --                --
               --                --                --                 --                --         4,846,766         5,525,874
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $      22.23      $      17.59      $      15.46       $      22.70       $     18.09       $     12.92       $     11.05
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.75      $       9.93      $      12.28       $      14.38       $     11.02       $     13.93       $     14.10
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.80      $       9.50      $      12.14       $      14.12       $     11.05       $     13.39       $     11.24
     ============      ============      ============       ============       ===========       ===========       ===========
     $      11.00      $      11.68      $      10.98       $      14.44       $     13.07       $     13.10       $     12.09
     ============      ============      ============       ============       ===========       ===========       ===========
     $      12.38      $      12.96      $      10.68       $      15.22       $     14.39       $     15.47       $     17.45
     ============      ============      ============       ============       ===========       ===========       ===========
     $         --      $         --      $         --       $         --       $        --       $        --       $        --
     ============      ============      ============       ============       ===========       ===========       ===========
     $359,052,483      $209,812,059      $198,000,677       $724,781,753       $57,792,811       $45,513,634       $62,706,875
     ============      ============      ============       ============       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $145,266,697     $636,616,298     $72,886,816

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        468,339        2,064,788         243,715
    Administrative charges..................................         38,429          214,483          20,668
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 83,639,829     $533,383,485     $40,183,772
    Series II Policies......................................        806,706        1,797,453         449,401
    Series III Policies.....................................     40,033,706       76,899,355      18,572,919
    Series IV Policies......................................     13,799,321       21,843,210       8,101,021
    Series V Policies.......................................        378,080          413,524         129,801
    Series VI Policies......................................             --               --              --
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........      6,102,287               --       5,185,519
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
    Series I variable accumulation unit value...............   $      12.20     $      22.60     $     10.37
                                                               ============     ============     ===========
    Series II variable accumulation unit value..............   $      12.10     $       8.56     $     10.63
                                                               ============     ============     ===========
    Series III variable accumulation unit value.............   $      12.30     $       8.32     $     10.30
                                                               ============     ============     ===========
    Series IV variable accumulation unit value..............   $      11.92     $      11.29     $     11.16
                                                               ============     ============     ===========
    Series V variable accumulation unit value...............   $      11.97     $      13.43     $     12.41
                                                               ============     ============     ===========
    Series VI variable accumulation unit value..............   $         --     $         --     $        --
                                                               ============     ============     ===========
Identified Cost of Investment...............................   $113,687,448     $671,418,259     $57,088,002
                                                               ============     ============     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $247,209,372      $259,705,370       $58,114,634       $54,612,610      $ 97,078,458       $31,758,580       $80,316,149

          803,355           840,315           186,733           184,015           323,301           106,722           265,570
           87,334            83,256            18,625            15,982            33,294            10,197            26,644
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $216,659,229      $205,051,812       $46,438,284       $37,373,939      $ 79,285,273       $17,675,673       $64,616,366
          724,228         1,017,180           315,948           395,137           473,404           174,290           442,373
       21,717,892        40,492,337         8,690,204        13,233,635        13,388,947         5,537,611        12,381,165
        6,865,968        11,986,703         2,452,375         3,136,639         3,497,244         1,530,380         2,437,517
          351,366           233,767            12,465           273,263            76,995            13,961           146,514
               --                --                --                --                --                --                --
               --                --                --                --                --         6,709,746                --
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      17.84      $      19.99       $     11.19       $     11.18      $      11.98       $      8.66       $      9.92
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       8.20      $      11.66       $      9.24       $     10.34      $       6.70       $      8.28       $      6.94
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       7.85      $      11.14       $      9.06       $     10.21      $       5.72       $      8.32       $      6.43
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      10.79      $      10.56       $     11.48       $     11.06      $       9.60       $     11.00       $     13.20
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      12.19      $      11.40       $     12.65       $     14.52      $      11.58       $     13.64       $     15.47
     ============      ============       ===========       ===========      ============       ===========       ===========
     $         --      $         --       $        --       $        --      $         --       $        --       $        --
     ============      ============       ===========       ===========      ============       ===========       ===========
     $280,994,662      $238,331,025       $54,453,939       $48,170,866      $130,445,702       $30,525,948       $61,756,653
     ============      ============       ===========       ===========      ============       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $3,003,220        $755,095        $4,474,645

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        12,182           3,106            17,708
    Administrative charges..................................            --              --                --
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $       --        $     --        $       --
    Series II Policies......................................            --              --                --
    Series III Policies.....................................     2,576,105         558,035         3,895,889
    Series IV Policies......................................            --              --                --
    Series V Policies.......................................            --              --                --
    Series VI Policies......................................       414,933         193,954           561,048
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
    Series I variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series II variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series III variable accumulation unit value.............    $     8.94        $  12.65        $     8.46
                                                                ==========        ========        ==========
    Series IV variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series V variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series VI variable accumulation unit value..............    $    12.23        $  15.65        $    11.42
                                                                ==========        ========        ==========
Identified Cost of Investment...............................    $2,593,674        $547,741        $4,009,518
                                                                ==========        ========        ==========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH---      CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
      $1,974,439        $47,756,342       $27,790,973      $385,871,829      $240,790,909      $601,869,286

           7,682            159,537            98,895         1,248,700           785,574         1,973,428
              --             13,865             7,849           128,889            76,499           205,989
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $30,071,090       $16,779,506      $319,270,069      $189,505,567      $501,432,024
              --            156,679           112,618         1,464,723         1,371,891         2,175,730
       1,695,060         10,514,007         8,361,621        48,944,070        39,177,504        74,258,784
              --          4,417,260         2,401,884        14,289,696         9,222,957        21,176,603
              --            750,791            28,600           525,682           650,917           646,728
         271,697          1,673,113                --                --                --                --
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     17.86       $      8.67      $      21.00      $      17.67      $      20.52
      ==========        ===========       ===========      ============      ============      ============
      $       --        $      9.29       $     10.56      $      11.02      $      11.49      $      10.62
      ==========        ===========       ===========      ============      ============      ============
      $     8.50        $      9.02       $      8.79      $      10.58      $      11.31      $      10.00
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     11.58       $     10.55      $      12.43      $      11.51      $      11.05
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     12.55       $     13.97      $      14.73      $      11.54      $      11.42
      ==========        ===========       ===========      ============      ============      ============
      $    13.37        $     11.48       $        --      $         --      $         --      $         --
      ==========        ===========       ===========      ============      ============      ============
      $1,539,470        $47,261,407       $26,123,761      $341,074,240      $213,355,540      $610,831,167
      ==========        ===========       ===========      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $256,632,470     $32,221,594      $42,702,631

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        839,789         108,065          141,520
    Administrative charges..................................         95,219          10,048           14,085
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $231,574,455     $24,301,947      $34,542,077
    Series II Policies......................................        984,709         367,601          298,355
    Series III Policies.....................................     16,987,185       6,023,648        6,554,474
    Series IV Policies......................................      6,016,079       1,318,852        1,125,434
    Series V Policies.......................................        135,034          91,433           26,686
    Series VI Policies......................................             --              --               --
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
    Series I variable accumulation unit value...............   $      15.18     $      9.35      $     10.09
                                                               ============     ===========      ===========
    Series II variable accumulation unit value..............   $       6.46     $      8.28      $      7.15
                                                               ============     ===========      ===========
    Series III variable accumulation unit value.............   $       5.93     $      8.14      $      6.84
                                                               ============     ===========      ===========
    Series IV variable accumulation unit value..............   $       9.83     $     10.75      $     11.07
                                                               ============     ===========      ===========
    Series V variable accumulation unit value...............   $      12.48     $     13.62      $     13.44
                                                               ============     ===========      ===========
    Series VI variable accumulation unit value..............   $         --     $        --      $        --
                                                               ============     ===========      ===========
Identified Cost of Investment...............................   $397,715,716     $31,733,754      $46,848,823
                                                               ============     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  3,960,340      $  8,197,767      $211,108,484      $ 47,952,549       $48,468,631

              14,098            28,544           687,066           153,393           161,305
                 739             1,750            59,415             9,834            16,370
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $  1,791,903      $  3,794,985      $144,310,514      $ 19,772,639       $39,054,888
              23,186            58,995         1,477,880           292,393           163,869
           1,955,068         3,531,381        50,653,136        16,224,345         7,049,889
             131,694           672,156        13,286,083         7,059,389         1,965,315
              43,652           109,956           634,390           371,135            56,995
                  --                --                --         4,069,421                --
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $      11.57      $       9.73      $      13.88      $      15.55       $     12.70
        ============      ============      ============      ============       ===========
        $      13.61      $      10.02      $      13.24      $      15.41       $      9.15
        ============      ============      ============      ============       ===========
        $      10.87      $      10.08      $      12.95      $      15.61       $     10.63
        ============      ============      ============      ============       ===========
        $      17.50      $      14.01      $      11.51      $      14.71       $     14.10
        ============      ============      ============      ============       ===========
        $      15.62      $      13.53      $      11.68      $      18.55       $     18.07
        ============      ============      ============      ============       ===========
        $         --      $         --      $         --      $      16.35       $        --
        ============      ============      ============      ============       ===========
        $  2,950,456      $  6,809,179      $178,026,989      $ 37,665,181       $37,268,210
        ============      ============      ============      ============       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                MAINSTAY VP
                                             MAINSTAY VP          CAPITAL         MAINSTAY VP       MAINSTAY VP
                                                BOND--         APPRECIATION--    COMMON STOCK--    CONVERTIBLE--
                                            SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                           ----------------------------------------------------------------------
ASSETS:
  Investment at net asset value..........    $54,580,678        $43,499,848       $30,637,959       $67,956,533

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
    Mortality and expense risk charges...        188,640            152,543           104,602           231,944
    Administrative charges...............          9,818              7,414             5,809            12,416
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies....................    $ 7,474,420        $ 7,459,016       $ 4,809,647       $10,142,224
    Series II Policies...................          5,223              6,057                --            23,702
    Series III Policies..................     19,602,837         16,080,822        10,273,852        23,423,826
    Series IV Policies...................     16,738,101         10,571,112        10,069,951        20,014,251
    Series V Policies....................      1,361,662            428,733           213,230         1,466,426
    Series VI Policies...................      9,199,977          8,794,151         5,160,868        12,641,744
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
    Series I variable accumulation unit
      value..............................    $     10.15        $     11.42       $     12.44       $     11.48
                                             ===========        ===========       ===========       ===========
    Series II variable accumulation unit
      value..............................    $     10.02        $     10.31       $     10.00       $     10.11
                                             ===========        ===========       ===========       ===========
    Series III variable accumulation unit
      value..............................    $     10.12        $     11.52       $     12.34       $     11.49
                                             ===========        ===========       ===========       ===========
    Series IV variable accumulation unit
      value..............................    $     10.15        $     11.41       $     12.43       $     11.41
                                             ===========        ===========       ===========       ===========
    Series V variable accumulation unit
      value..............................    $     10.02        $     11.20       $     12.29       $     11.34
                                             ===========        ===========       ===========       ===========
    Series VI variable accumulation unit
      value..............................    $     10.09        $     11.36       $     12.37       $     11.28
                                             ===========        ===========       ===========       ===========
Identified Cost of Investment............    $56,354,186        $41,076,227       $27,826,548       $64,876,808
                                             ===========        ===========       ===========       ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP
                          HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP            MID CAP
      GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--           VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $35,848,913        $254,708,199       $44,926,428        $37,696,567        $61,004,366        $71,726,052

          120,968             850,041           149,149            124,611            207,493            233,196
            6,898              45,536             7,684              6,396             10,545             11,160
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $ 6,080,119        $ 33,433,962       $ 5,974,844        $ 5,875,735        $ 9,510,434        $ 9,219,891
            4,660              63,992             7,609             11,387              5,468             34,110
       12,874,507          94,870,877        16,793,257         13,092,046         21,257,083         25,829,800
       11,256,139          76,786,174        13,747,642         10,128,229         17,454,491         21,167,558
          705,706           8,737,445           684,423            655,817            853,909            832,677
        4,799,916          39,920,172         7,561,820          7,802,346         11,704,943         14,397,660
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.65       $     13.55        $     14.19        $     14.56        $     13.41
      ===========        ============       ===========        ===========        ===========        ===========
      $     10.01        $      10.18       $     10.19        $     10.19        $     10.24        $     10.29
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.83        $      12.56       $     13.30        $     14.06        $     14.23        $     13.52
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.71       $     13.38        $     14.09        $     14.26        $     13.40
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.54       $     12.96        $     14.09        $     13.94        $     13.25
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.58       $     13.08        $     13.94        $     14.48        $     13.33
      ===========        ============       ===========        ===========        ===========        ===========
      $36,765,835        $250,871,542       $39,258,139        $32,648,793        $50,931,023        $63,292,823
      ===========        ============       ===========        ===========        ===========        ===========


       MAINSTAY VP
         S&P 500
         INDEX--
      SERVICE CLASS
     ----------------
       $133,283,232
            444,532
             24,087
       ------------
       $132,814,613
       ============
       $ 20,963,803
             16,330
         51,775,376
         38,290,446
          2,782,384
         18,986,274
       ------------
       $132,814,613
       ============
       $      12.24
       ============
       $      10.25
       ============
       $      12.15
       ============
       $      12.23
       ============
       $      12.16
       ============
       $      12.17
       ============
       $122,598,429
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        MAINSTAY VP
                                                                                                          AMERICAN
                                               MAINSTAY VP        MAINSTAY VP                             CENTURY
                                                SMALL CAP            TOTAL           MAINSTAY VP          INCOME &
                                                 GROWTH--           RETURN--           VALUE--            GROWTH--
                                              SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                             --------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $49,499,869        $34,331,434        $50,768,128        $16,769,418

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        171,232            121,273            173,198             52,404
    Administrative charges.................          8,805              5,846              8,716              2,920
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $ 7,814,539        $ 5,621,633        $ 8,002,696        $ 2,449,943
    Series II Policies.....................          6,136                607              5,752             13,195
    Series III Policies....................     16,734,051         13,523,645         19,389,133          5,324,376
    Series IV Policies.....................     14,487,100          8,501,540         14,110,677          5,136,050
    Series V Policies......................        634,748            486,592            544,189            291,855
    Series VI Policies.....................      9,643,258          6,070,298          8,533,767          3,498,675
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     13.17        $     11.23        $     12.64        $     12.27
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.30        $     10.11        $     10.21        $     10.14
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     13.23        $     11.19        $     12.54        $     12.59
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.91        $     11.35        $     12.82        $     12.53
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.54        $     11.01        $     12.51        $     12.35
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     13.10        $     11.01        $     12.57        $     12.40
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $44,566,377        $32,901,093        $46,310,669        $15,421,002
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
        DREYFUS          EAGLE ASSET            LORD              ALGER             COLONIAL
         LARGE            MANAGEMENT           ABBETT            AMERICAN           SMALL CAP          DREYFUS IP
        COMPANY             GROWTH           DEVELOPING           SMALL            VALUE FUND,         TECHNOLOGY
        VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--   VARIABLE SERIES--       GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES         CLASS B         SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------
      $19,924,924        $16,573,959        $13,480,037        $18,361,986         $1,550,211         $19,522,842

           70,890             60,318             47,148             61,514              1,128              69,883
            3,659              2,914              2,540              3,498                 81               3,759
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $ 3,118,581        $ 2,040,612        $ 1,949,412        $ 2,923,304         $  521,278         $ 3,225,220
               --                 --              3,274              6,738              6,647                  --
        6,678,377          6,358,074          4,769,292          6,285,972            304,232           7,183,608
        5,698,833          5,116,356          4,310,273          5,992,850            431,165           5,905,012
          550,546            272,285            170,413            240,515                 --             207,883
        3,804,038          2,723,400          2,227,685          2,847,595            285,680           2,927,477
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.40        $     10.67        $     12.11        $     13.95         $    10.61         $     11.63
      ===========        ===========        ===========        ===========         ==========         ===========
      $     10.00        $     10.00        $     10.00        $     10.41         $    10.26         $     10.00
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.34        $     10.63        $     11.92        $     13.90         $    10.57         $     11.52
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.37        $     10.65        $     12.09        $     13.88         $    10.54         $     11.54
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.22        $     10.30        $     11.83        $     13.65         $    10.00         $     11.45
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.32        $     10.59        $     12.21        $     13.88         $    10.54         $     11.48
      ===========        ===========        ===========        ===========         ==========         ===========
      $18,238,719        $16,279,462        $12,535,299        $16,220,760         $1,549,163         $18,975,713
      ===========        ===========        ===========        ===========         ==========         ===========


       FIDELITY(R)
           VIP
     CONTRAFUND(R)--
     SERVICE CLASS 2
     ----------------
       $86,704,409
           284,298
            15,306
       -----------
       $86,404,805
       ===========
       $12,675,104
            29,775
        29,756,253
        26,881,188
         1,799,674
        15,262,811
       -----------
       $86,404,805
       ===========
       $     13.27
       ===========
       $     10.26
       ===========
       $     13.13
       ===========
       $     13.41
       ===========
       $     12.97
       ===========
       $     13.00
       ===========
       $76,665,234
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        JANUS ASPEN
                                               FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES
                                                   VIP                VIP               SERIES           WORLDWIDE
                                             EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--
                                             SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES
                                             -------------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $69,395,943        $74,384,545        $65,292,685        $20,398,588

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        226,830            218,490            225,836             71,019
    Administrative charges.................         12,356             14,450             12,799              3,971
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $10,242,549        $28,222,317        $10,377,766        $ 3,532,632
    Series II Policies.....................         10,084             87,621              8,688                 --
    Series III Policies....................     23,055,297         21,171,753         21,339,625          7,463,298
    Series IV Policies.....................     19,398,574         14,301,447         20,968,135          6,067,491
    Series V Policies......................      2,304,579          1,071,111          1,132,076            380,357
    Series VI Policies.....................     14,145,674          9,297,356         11,227,760          2,879,820
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     12.64        $     13.85        $     11.23        $     11.88
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.16        $     12.48        $     10.23        $     10.00
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     12.45        $     13.78        $     11.26        $     11.78
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.58        $     14.02        $     11.22        $     11.79
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.60        $     13.18        $     11.16        $     11.61
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     12.51        $     14.00        $     11.18        $     11.54
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $62,738,671        $64,001,028        $61,360,045        $19,202,651
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  NEUBERGER                             VAN KAMPEN
         MFS(R)                                                     BERMAN                                 UIF
       INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE         EMERGING
         TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY            MARKETS
        SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME            EQUITY--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II         CLASS II
    -----------------------------------------------------------------------------------------------------------------
       $3,635,846         $5,049,994         $40,013,522          $5,803,987        $79,844,265        $14,273,632

           12,301             16,840              92,998              18,804            260,590             47,182
              784                976               5,758               1,106             13,847              2,611
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $  832,925         $  930,337         $15,141,129          $1,365,497        $ 9,680,254        $ 2,225,093
               --                 --             153,503               1,658             16,105              1,392
          873,604          1,616,044          11,128,528           1,634,821         26,790,699          4,867,091
        1,094,944          1,604,411           6,513,284           1,504,784         24,617,569          4,745,011
           38,556             25,727             417,079             307,294          2,965,791             72,974
          782,732            855,659           6,561,243             970,023         15,499,410          2,312,278
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.56         $     13.86          $    12.48        $     12.66        $     16.63
       ==========         ==========         ===========          ==========        ===========        ===========
       $    10.00         $    10.00         $     12.45          $    10.67        $     10.33        $     10.67
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.96         $    12.45         $     14.58          $    12.54        $     12.59        $     15.98
       ==========         ==========         ===========          ==========        ===========        ===========
       $    12.02         $    12.25         $     14.67          $    12.95        $     12.68        $     16.55
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.54         $     14.66          $    12.67        $     12.53        $     12.76
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.88         $    12.64         $     14.54          $    12.69        $     12.57        $     16.01
       ==========         ==========         ===========          ==========        ===========        ===========
       $3,265,182         $4,429,212         $35,986,117          $5,178,534        $72,695,199        $12,169,332
       ==========         ==========         ===========          ==========        ===========        ===========


         VICTORY
     VIF DIVERSIFIED
         STOCK--
      CLASS A SHARES
    --------------------------------------------------
        $5,872,148
            15,555
             1,124
        ----------
        $5,855,469
        ==========
        $2,060,765
                --
         1,175,768
         1,599,483
            12,647
         1,006,806
        ----------
        $5,855,469
        ==========
        $    11.19
        ==========
        $    10.00
        ==========
        $    11.08
        ==========
        $    10.90
        ==========
        $    10.85
        ==========
        $    11.06
        ==========
        $5,554,744
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  8,419,121        $    908,808        $   1,943,203
  Mortality and expense risk charges...................      (3,371,472)         (4,906,027)          (3,128,740)
  Administrative charges...............................        (297,138)           (555,025)            (273,248)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................       4,750,511          (4,552,244)          (1,458,785)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      60,025,436          60,339,460          201,750,722
  Cost of investments sold.............................     (57,604,247)        (92,382,684)        (201,758,561)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........       2,421,189         (32,043,224)              (7,839)
  Realized gain distribution received..................       2,530,840                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      (3,418,356)         45,162,339                2,072
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................       1,533,673          13,119,115               (5,767)
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $  6,284,184        $  8,566,871        $  (1,464,552)
                                                           ============        ============        =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             S&P 500            SMALL CAP
                                                              VALUE--             INDEX--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  1,115,808        $  9,466,136        $          --
  Mortality and expense risk charges...................      (1,631,817)         (8,037,709)            (912,992)
  Administrative charges...............................        (133,348)           (835,640)             (76,717)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................        (649,357)            592,787             (989,709)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       5,775,614          70,550,155            8,845,580
  Cost of investments sold.............................      (5,099,997)        (71,627,428)          (7,212,218)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........         675,617          (1,077,273)           1,633,362
  Realized gain distribution received..................       1,246,854                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      17,701,449          53,483,871            4,351,673
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................      19,623,920          52,406,598            5,985,035
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 18,974,563        $ 52,999,385        $   4,995,326
                                                           ============        ============        =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP          MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--           GROWTH--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
    $  4,207,281    $  4,157,928    $  7,876,599    $ 53,205,112    $    639,230     $   266,799      $         --
      (3,974,835)     (2,959,601)     (2,843,292)     (9,923,413)       (789,444)       (644,325)         (964,556)
        (425,546)       (280,201)       (245,991)       (973,013)        (71,414)        (53,491)          (79,936)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
        (193,100)        918,126       4,787,316      42,308,686        (221,628)       (431,017)       (1,044,492)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      41,184,591      33,765,785      79,653,038     138,660,745       9,337,305       3,704,219        10,548,981
     (54,073,453)    (38,381,226)    (79,601,343)   (149,967,637)     (7,917,742)     (2,984,272)       (9,092,176)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
     (12,888,862)     (4,615,441)         51,695     (11,306,892)      1,419,563         719,947         1,456,805
              --              --              --              --              --       1,246,778                --
      40,339,057      12,994,494        (895,837)     48,866,587       8,352,821       8,003,511        13,683,264
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      27,450,195       8,379,053        (844,142)     37,559,695       9,772,384       9,970,236        15,140,069
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 27,257,095    $  9,297,179    $  3,943,174    $ 79,868,381    $  9,550,756     $ 9,539,219      $ 14,095,577
    ============    ============    ============    =============   ============     ===========      ============

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP       INCOME          COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--       & GROWTH--        VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------
    $  4,143,941    $  2,832,912    $    955,374    $    506,725    $    216,744     $        --      $         --
      (3,250,113)     (3,270,542)       (716,988)       (705,821)     (1,345,398)       (415,664)         (984,836)
        (353,355)       (325,714)        (71,558)        (61,226)       (138,212)        (39,660)          (98,626)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
         540,473        (763,344)        166,828        (260,322)     (1,266,866)       (455,324)       (1,083,462)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      37,935,452      28,109,187       6,757,412       8,117,868      20,628,690       6,610,410        11,692,733
     (40,878,587)    (29,562,209)     (6,949,284)     (8,113,395)    (34,272,760)     (7,753,004)      (10,590,717)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      (2,943,135)     (1,453,022)       (191,872)          4,473     (13,644,070)     (1,142,594)        1,102,016
              --              --              --              --              --              --                --
      13,900,293      25,508,177       5,821,819       5,051,499       9,803,326       2,701,305        10,278,565
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      10,957,158      24,055,155       5,629,947       5,055,972      (3,840,744)      1,558,711        11,380,581
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 11,497,631    $ 23,291,811    $  5,796,775    $  4,795,650    $ (5,107,610)    $ 1,103,387      $ 10,297,119
    ============    ============    ============    =============   ============     ===========      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004


                                                                AMSOUTH         AMSOUTH         AMSOUTH
                                                                ENHANCED     INTERNATIONAL     LARGE CAP
                                                              MARKET FUND     EQUITY FUND        FUND
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $    27,444     $        --     $    14,704
  Mortality and expense risk charges........................      (46,153)         (9,443)        (68,689)
  Administrative charges....................................           --              --              --
                                                              ------------    -----------     -----------
      Net investment income (loss)..........................      (18,709)         (9,443)        (53,985)
                                                              ------------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      451,746          71,515         690,866
  Cost of investments sold..................................     (440,857)        (52,954)       (684,707)
                                                              ------------    -----------     -----------
      Net realized gain (loss) on investments...............       10,889          18,561           6,159
  Realized gain distribution received.......................           --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      242,581         129,837         202,593
                                                              ------------    -----------     -----------
      Net gain (loss) on investments........................      253,470         148,398         208,752
                                                              ------------    -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $   234,761     $   138,955     $   154,767
                                                              ============    ===========     ===========

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)
                                                                WORLDWIDE       INVESTORS        MFS(R)
                                                                GROWTH--          TRUST         RESEARCH
                                                              INSTITUTIONAL     SERIES--        SERIES--
                                                                 SHARES       INITIAL CLASS   INITIAL CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  2,643,918     $   198,504     $   442,923
  Mortality and expense risk charges........................    (3,410,613)       (413,160)       (532,683)
  Administrative charges....................................      (385,161)        (38,484)        (52,848)
                                                              ------------     -----------     -----------
      Net investment income (loss)..........................    (1,151,856)       (253,140)       (142,608)
                                                              ------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    53,951,975       4,462,907       6,149,117
  Cost of investments sold..................................   (72,295,788)     (5,151,861)     (9,811,541)
                                                              ------------     -----------     -----------
      Net realized gain (loss) on investments...............   (18,343,813)       (688,954)     (3,662,424)
  Realized gain distribution received.......................            --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    26,904,789       3,857,911       9,204,880
                                                              ------------     -----------     -----------
      Net gain (loss) on investments........................     8,560,976       3,168,957       5,542,456
                                                              ------------     -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $  7,409,120     $ 2,915,817     $ 5,399,848
                                                              ============     ===========     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                   DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                   TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        CALVERT       GROWTH--           VIP            EQUITY-       BALANCED--
       MID CAP        SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
        FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    --------------------------------------------------------------------------------------------
      $      --     $  782,358    $        --     $  1,202,474     $  3,532,553    $  13,420,308
        (26,687)      (581,865)      (402,834)      (4,615,638)      (3,003,612)      (7,875,774)
             --        (50,875)       (31,160)        (477,693)        (291,994)        (821,580)
      ---------     -----------   ------------    ------------     ------------    -------------
        (26,687)       149,618       (433,994)      (3,890,857)         236,947        4,722,954
      ---------     -----------   ------------    ------------     ------------    -------------
        180,217      4,202,841     11,800,802       27,637,362       22,891,138       99,408,322
       (182,837)    (4,875,964)    (9,964,015)     (24,137,660)     (23,250,892)    (103,882,663)
      ---------     -----------   ------------    ------------     ------------    -------------
         (2,620)      (673,123)     1,836,787        3,499,702         (359,754)      (4,474,341)
             --             --             --               --          843,888               --
        257,002      3,444,066     (2,247,143)      47,628,975       21,258,222       40,046,366
      ---------     -----------   ------------    ------------     ------------    -------------
        254,382      2,770,943       (410,356)      51,128,677       21,742,356       35,572,025
      ---------     -----------   ------------    ------------     ------------    -------------
      $ 227,695     $2,920,561    $  (844,350)    $ 47,237,820     $ 21,979,303    $  40,294,979
      =========     ===========   ============    ============     ============    =============

                     NEUBERGER                                    VAN KAMPEN
                      BERMAN        T. ROWE                          UIF
       MFS(R)           AMT          PRICE          VAN ECK        EMERGING
      UTILITIES       MID-CAP        EQUITY        WORLDWIDE       MARKETS
      SERIES--       GROWTH--        INCOME          HARD          EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO        ASSETS         CLASS I
    -------------------------------------------------------------------------
      $  37,267     $       --    $ 2,979,753    $     80,445    $   289,609
        (40,201)      (108,695)    (2,486,124)       (408,673)      (557,060)
         (2,044)        (6,894)      (214,451)        (27,327)       (56,138)
      ---------     -----------   ------------   ------------    ------------
         (4,978)      (115,589)       279,178        (355,555)      (323,589)
      ---------     -----------   ------------   ------------    ------------
        566,245      3,442,864     12,452,488       3,185,060     10,547,382
       (389,607)    (2,889,387)   (10,862,478)     (2,293,604)   (12,785,089)
      ---------     -----------   ------------   ------------    ------------
        176,638        553,477      1,590,010         891,456     (2,237,707)
             --             --      4,468,125              --             --
        618,262        547,732     17,740,392       6,253,833     10,682,534
      ---------     -----------   ------------   ------------    ------------
        794,900      1,101,209     23,798,527       7,145,289      8,444,827
      ---------     -----------   ------------   ------------    ------------
      $ 789,922     $  985,620    $24,077,705    $  6,789,734    $ 8,121,238
      =========     ===========   ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                MAINSTAY VP         MAINSTAY VP
                                                           MAINSTAY VP            CAPITAL              COMMON
                                                              BOND--          APPRECIATION--          STOCK--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,846,068          $    31,477         $   355,582
  Mortality and expense risk charges...................       (553,618)            (445,516)           (306,602)
  Administrative charges...............................        (29,022)             (22,366)            (17,363)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................      1,263,428             (436,405)             31,617
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,305,539            1,877,573             848,978
  Cost of investments sold.............................     (2,426,180)          (1,739,033)           (744,588)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........       (120,641)             138,540             104,390
  Realized gain distribution received..................        583,451                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       (806,292)           1,516,420           2,151,066
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................       (343,482)           1,654,960           2,255,456
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   919,946          $ 1,218,555         $ 2,287,073
                                                           ===========          ===========         ===========


                                                           MAINSTAY VP          MAINSTAY VP
                                                             S&P 500             SMALL CAP          MAINSTAY VP
                                                             INDEX--             GROWTH--          TOTAL RETURN--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,766,946          $        --         $   514,872
  Mortality and expense risk charges...................     (1,227,384)            (463,186)           (362,263)
  Administrative charges...............................        (67,881)             (24,020)            (17,427)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................        471,681             (487,206)            135,182
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,338,257            2,068,974           2,119,282
  Cost of investments sold.............................     (2,065,739)          (1,856,679)         (1,964,676)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........        272,518              212,295             154,606
  Realized gain distribution received..................             --                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................      8,340,201            4,008,944           1,111,906
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................      8,612,719            4,221,239           1,266,512
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 9,084,400          $ 3,734,033         $ 1,401,694
                                                           ===========          ===========         ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             MAINSTAY VP
                                              HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
       MAINSTAY VP        MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP
      CONVERTIBLE--       GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)
     ---------------------------------------------------------------------------------------------------------------
       $ 1,167,062        $ 1,414,110        $16,378,295        $   328,836         $  113,773        $        --
          (676,421)          (368,042)        (2,336,506)          (353,494)          (315,196)          (547,405)
           (36,930)           (21,158)          (128,156)           (18,458)           (16,369)           (28,159)
       -----------        -----------        -----------        -----------         ----------        -----------
           453,711          1,024,910         13,913,633            (43,116)          (217,792)          (575,564)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,497,829          4,924,897          5,780,632            597,144            652,926          4,408,327
        (2,316,191)        (5,053,000)        (5,418,799)          (501,898)          (532,141)        (3,730,757)
       -----------        -----------        -----------        -----------         ----------        -----------
           181,638           (128,103)           361,833             95,246            120,785            677,570
                --                 --                 --                 --            774,026                 --
         2,142,049           (455,402)         4,263,691          4,938,118          4,387,762          9,017,157
       -----------        -----------        -----------        -----------         ----------        -----------
         2,323,687           (583,505)         4,625,524          5,033,364          5,282,573          9,694,727
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 2,777,398        $   441,405        $18,539,157        $ 4,990,248         $5,064,781        $ 9,119,163
       ===========        ===========        ===========        ===========         ==========        ===========


       MAINSTAY VP
         MID CAP
         VALUE--
     SERVICE CLASS(A)
     ----------------
        $  451,815
          (596,771)
           (28,987)
        ----------
          (173,943)
        ----------
           741,200
          (601,185)
        ----------
           140,015
           614,383
         7,035,664
        ----------
         7,790,062
        ----------
        $7,616,119
        ==========

                          MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP           ALGER
                            AMERICAN           DREYFUS          EAGLE ASSET            LORD             AMERICAN
                            CENTURY             LARGE            MANAGEMENT           ABBETT             SMALL
       MAINSTAY VP          INCOME &           COMPANY             GROWTH           DEVELOPING      CAPITALIZATION--
         VALUE--            GROWTH--           VALUE--            EQUITY--           GROWTH--           CLASS S
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)      SHARES(A)
     ---------------------------------------------------------------------------------------------------------------
       $   470,272        $   250,457        $   149,783        $     6,285         $       --        $        --
          (488,365)          (134,967)          (206,595)          (187,864)          (130,402)          (156,738)
           (25,428)            (7,429)           (10,583)            (8,984)            (6,959)            (8,989)
       -----------        -----------        -----------        -----------         ----------        -----------
           (43,521)           108,061            (67,395)          (190,563)          (137,361)          (165,727)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,103,507            633,478          1,901,754          1,966,086            787,083            706,323
        (1,794,032)          (547,386)        (1,659,787)        (1,949,329)          (713,403)          (587,576)
       -----------        -----------        -----------        -----------         ----------        -----------
           309,475             86,092            241,967             16,757             73,680            118,747
                --                 --                 --                 --                 --                 --
         3,379,065          1,079,250          1,279,898           (106,780)           782,042          1,876,029
       -----------        -----------        -----------        -----------         ----------        -----------
         3,688,540          1,165,342          1,521,865            (90,023)           855,722          1,994,776
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 3,645,019        $ 1,273,403        $ 1,454,470        $  (280,586)        $  718,361        $ 1,829,049
       ===========        ===========        ===========        ===========         ==========        ===========

         COLONIAL
        SMALL CAP
       VALUE FUND,
         VARIABLE
         SERIES--
        CLASS B(B)
     ----------------
        $    4,222
            (1,109)
               (80)
        ----------
             3,033
        ----------
            23,480
           (23,277)
        ----------
               203
            27,573
             1,048
        ----------
            28,824
        ----------
        $   31,857
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                    DREYFUS IP                                FIDELITY(R) VIP
                                                    TECHNOLOGY          FIDELITY(R) VIP           EQUITY-
                                                     GROWTH--           CONTRAFUND(R)--          INCOME--
                                                 SERVICE SHARES(A)    SERVICE CLASS 2(A)    SERVICE CLASS 2(A)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $        --           $    55,218           $  322,228
  Mortality and expense risk charges..........         (215,648)             (725,692)            (609,193)
  Administrative charges......................          (11,328)              (39,052)             (33,692)
                                                    -----------           -----------           ----------
      Net investment income (loss)............         (226,976)             (709,526)            (320,657)
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,903,281               669,520            1,148,191
  Cost of investments sold....................       (1,789,298)             (556,450)            (990,233)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................          113,983               113,070              157,958
  Realized gain distribution received.........               --                    --               83,974
  Change in unrealized appreciation
    (depreciation) on investments.............           80,024             8,705,990            5,156,865
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........          194,007             8,819,060            5,398,797
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $   (32,969)          $ 8,109,534           $5,078,140
                                                    ===========           ===========           ==========

                                                   T. ROWE PRICE          VAN KAMPEN
                                                      EQUITY             UIF EMERGING           VICTORY VIF
                                                      INCOME           MARKETS EQUITY--     DIVERSIFIED STOCK--
                                                 PORTFOLIO--II(A)         CLASS II(A)        CLASS A SHARES(D)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $   737,291           $    56,753           $   28,855
  Mortality and expense risk charges..........         (667,038)             (116,413)             (23,676)
  Administrative charges......................          (36,387)               (6,196)              (1,686)
                                                    -----------           -----------           ----------
      Net investment income (loss)............           33,866               (65,856)               3,493
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,117,688             3,088,847              399,459
  Cost of investments sold....................       (1,247,027)           (2,885,941)            (381,432)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................         (129,339)              202,906               18,027
  Realized gain distribution received.........        1,456,677                    --                   --
  Change in unrealized appreciation
    (depreciation) on investments.............        5,825,328             1,869,318              317,404
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........        7,152,666             2,072,224              335,431
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $ 7,186,532           $ 2,006,368           $  338,924
                                                    ===========           ===========           ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(c) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(d) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             JANUS ASPEN           MFS(R)
      FIDELITY(R)        JANUS ASPEN           SERIES             INVESTORS            MFS(R)              MFS(R)
          VIP              SERIES             WORLDWIDE             TRUST             RESEARCH            UTILITIES
       MID CAP--         BALANCED--           GROWTH--            SERIES--            SERIES--            SERIES--
    SERVICE CLASS 2   SERVICE SHARES(A)   SERVICE SHARES(A)   SERVICE CLASS(A)    SERVICE CLASS(A)    SERVICE CLASS(C)
    -------------------------------------------------------------------------------------------------------------------
      $        --        $ 1,292,551         $   163,193          $   8,029           $  23,480          $    3,011
         (454,675)          (670,888)           (206,184)           (32,711)            (46,665)           (114,953)
          (30,309)           (38,064)            (11,556)            (2,131)             (2,642)             (6,817)
      -----------        -----------         -----------          ---------           ---------          ----------
         (484,984)           583,599             (54,547)           (26,813)            (25,827)           (118,759)
      -----------        -----------         -----------          ---------           ---------          ----------
        1,388,968          2,279,700           1,184,023            234,226             265,756             262,048
       (1,212,798)        (2,132,126)         (1,068,271)          (208,672)           (227,820)           (229,797)
      -----------        -----------         -----------          ---------           ---------          ----------
          176,170            147,574             115,752             25,554              37,936              32,251
               --                 --                  --                 --                  --                  --
       10,086,422          3,015,545             643,853            301,264             501,466           4,016,228
      -----------        -----------         -----------          ---------           ---------          ----------
       10,262,592          3,163,119             759,605            326,818             539,402           4,048,479
      -----------        -----------         -----------          ---------           ---------          ----------
      $ 9,777,608        $ 3,746,718         $   705,058          $ 300,005           $ 513,575          $3,929,720
      ===========        ===========         ===========          =========           =========          ==========

         NEUBERGER
          BERMAN
        AMT MID-CAP
         GROWTH--
        CLASS S(A)
     -----------------
        $        --
            (40,142)
             (2,143)
        -----------
            (42,285)
        -----------
          1,896,423
         (1,851,979)
        -----------
             44,444
                 --
            597,813
        -----------
            642,257
        -----------
        $   599,972
        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 BOND--                CAPITAL APPRECIATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,750,511   $  7,215,572   $ (4,552,244)  $ (4,383,519)
    Net realized gain (loss) on investments..........     2,421,189      2,344,931    (32,043,224)   (36,120,266)
    Realized gain distribution received..............     2,530,840      6,901,429             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (3,418,356)    (7,897,548)    45,162,339    124,526,805
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     6,284,184      8,564,384      8,566,871     84,023,020
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,862,802     27,998,983      6,782,048     13,756,524
    Policyowners' surrenders.........................   (20,826,615)   (22,829,622)   (33,824,586)   (26,025,735)
    Policyowners' annuity and death benefits.........    (2,721,983)    (3,615,530)    (3,445,882)    (3,609,006)
    Net transfers from (to) Fixed Account............    (3,943,016)    30,817,008     (1,179,606)     4,381,706
    Transfers between Investment Divisions...........   (27,712,958)   (27,798,097)   (18,542,200)    (6,205,878)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (51,341,770)     4,572,742    (50,210,226)   (17,702,389)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (32,400)       (29,135)        (5,445)      (225,539)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (45,089,986)    13,107,991    (41,648,800)    66,095,092
NET ASSETS:
    Beginning of year................................   280,429,596    267,321,605    413,545,537    347,450,445
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $235,339,610   $280,429,596   $371,896,737   $413,545,537
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   HIGH YIELD
                                                              GOVERNMENT--                CORPORATE BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,787,316   $  7,243,883   $ 42,308,686   $ 42,754,522
    Net realized gain (loss) on investments..........        51,695      7,658,902    (11,306,892)   (16,325,649)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (895,837)   (14,553,572)    48,866,587    154,499,618
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,943,174        349,213     79,868,381    180,928,491
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,702,340     36,408,480     14,408,799     50,502,071
    Policyowners' surrenders.........................   (19,351,263)   (25,702,933)   (67,593,230)   (49,650,185)
    Policyowners' annuity and death benefits.........    (3,331,558)    (3,575,499)    (7,783,342)    (6,855,642)
    Net transfers from (to) Fixed Account............    (5,722,334)    30,884,972     (2,295,955)    29,310,933
    Transfers between Investment Divisions...........   (39,390,063)   (77,738,480)     2,365,345    104,645,503
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (64,092,878)   (39,723,460)   (60,898,383)   127,952,680
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,311)        (2,434)      (308,374)      (576,598)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (60,171,015)   (39,376,681)    18,661,624    308,304,573
NET ASSETS:
    Beginning of year................................   249,757,028    289,133,709    778,715,247    470,410,674
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $189,586,013   $249,757,028   $797,376,871   $778,715,247
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  COMMON STOCK--                 CONVERTIBLE--
          CASH MANAGEMENT                 INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004          2003(a)          2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $ (1,458,785)  $  (2,382,321)  $   (193,100)  $ (1,014,452)  $    918,126   $  1,993,942
          (7,839)         (3,707)   (12,888,862)   (14,821,360)    (4,615,441)    (2,641,696)
              --              --             --             --             --             --
           2,072         (11,386)    40,339,057     79,633,960     12,994,494     36,619,539
    ------------   -------------   ------------   ------------   ------------   ------------
      (1,464,552)     (2,397,414)    27,257,095     63,798,148      9,297,179     35,971,785
    ------------   -------------   ------------   ------------   ------------   ------------
      82,832,764      91,921,924      4,323,036      8,696,940      4,036,622     11,688,770
     (44,058,355)    (89,747,775)   (24,094,330)   (18,695,005)   (15,568,502)   (11,062,735)
      (2,952,212)     (2,566,655)    (2,678,850)    (2,570,812)    (1,843,014)    (1,707,037)
     (24,138,819)    (22,083,503)        83,844      7,317,206       (774,552)    13,853,012
     (50,611,299)    (99,899,729)   (10,804,572)    (7,804,493)      (752,012)    18,271,370
    ------------   -------------   ------------   ------------   ------------   ------------
     (38,927,921)   (122,375,738)   (33,170,872)   (13,056,164)   (14,901,458)    31,043,380
    ------------   -------------   ------------   ------------   ------------   ------------
          (5,488)         (6,141)       (53,926)      (174,487)       (38,270)       (95,928)
    ------------   -------------   ------------   ------------   ------------   ------------
     (40,397,961)   (124,779,293)    (5,967,703)    50,567,497     (5,642,549)    66,919,237
     239,326,786     364,106,079    319,943,774    269,376,277    224,756,367    157,837,130
    ------------   -------------   ------------   ------------   ------------   ------------
    $198,928,825   $ 239,326,786   $313,976,071   $319,943,774   $219,113,818   $224,756,367
    ============   =============   ============   ============   ============   ============

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                      MID CAP                       MID CAP
       INTERNATIONAL EQUITY--                CORE--                       GROWTH--
           INITIAL CLASS                  INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004           2003            2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $   (221,628)  $     232,424   $   (431,017)  $   (273,211)  $ (1,044,492)  $   (491,460)
       1,419,563       2,357,779        719,947       (119,499)     1,456,805       (507,459)
              --              --      1,246,778             --             --             --
       8,352,821       9,017,599      8,003,511      9,303,191     13,683,264     13,281,925
    ------------   -------------   ------------   ------------   ------------   ------------
       9,550,756      11,607,802      9,539,219      8,910,481     14,095,577     12,283,006
    ------------   -------------   ------------   ------------   ------------   ------------
       1,460,935       2,959,690      1,178,876      3,426,285      1,865,232      4,642,376
      (3,884,069)     (3,998,483)    (2,455,224)    (1,055,053)    (6,610,016)    (1,185,695)
        (579,519)       (387,058)      (230,851)       (47,339)      (744,734)      (355,515)
         725,855       4,047,033        616,720      4,369,105      1,652,851      6,376,086
      17,168,964       6,898,494     11,381,654      6,053,190     13,843,206     21,922,052
              --              --             --     (1,341,645)            --             --
    ------------   -------------   ------------   ------------   ------------   ------------
      14,892,166       9,519,676     10,491,175     11,404,543     10,006,539     31,399,304
    ------------   -------------   ------------   ------------   ------------   ------------
         (26,834)        (30,837)       (25,793)       (22,359)       (29,628)       (28,759)
    ------------   -------------   ------------   ------------   ------------   ------------
      24,416,088      21,096,641     20,004,601     20,292,665     24,072,488     43,653,551
      49,242,201      28,145,560     40,144,595     19,851,930     60,481,577     16,828,026
    ------------   -------------   ------------   ------------   ------------   ------------
    $ 73,658,289   $  49,242,201   $ 60,149,196   $ 40,144,595   $ 84,554,065   $ 60,481,577
    ============   =============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                             MID CAP VALUE--               S&P 500 INDEX--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (649,357)  $   (271,909)  $    592,787   $   (207,672)
    Net realized gain (loss) on investments..........       675,617       (626,963)    (1,077,273)   (13,454,757)
    Realized gain distribution received..............     1,246,854             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,701,449     22,832,096     53,483,871    143,135,055
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    18,974,563     21,933,224     52,999,385    129,472,626
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,879,275      8,327,340      9,465,336     23,543,660
    Policyowners' surrenders.........................    (6,774,051)    (4,062,659)   (50,784,682)   (34,117,892)
    Policyowners' annuity and death benefits.........      (675,900)      (367,802)    (5,238,699)    (6,350,583)
    Net transfers from (to) Fixed Account............     1,470,263     12,774,041      1,154,429     18,600,028
    Transfers between Investment Divisions...........    20,340,993      6,311,646       (508,570)     4,358,941
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    17,240,580     22,982,566    (45,912,186)     6,034,154
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (56,292)       (51,070)       (95,632)      (351,440)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    36,158,851     44,864,720      6,991,567    135,155,340
NET ASSETS:
    Beginning of year................................   108,601,078     63,736,358    627,345,460    492,190,120
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $144,759,929   $108,601,078   $634,337,027   $627,345,460
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 DREYFUS                     EAGLE ASSET
                                                              LARGE COMPANY                  MANAGEMENT
                                                                 VALUE--                   GROWTH EQUITY--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (260,322)  $   (266,014)  $ (1,266,866)  $ (1,281,330)
    Net realized gain (loss) on investments..........         4,473     (2,275,765)   (13,644,070)   (12,195,189)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     5,051,499     12,758,701      9,803,326     37,495,332
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,795,650     10,216,922     (5,107,610)    24,018,813
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       747,857      2,121,033      1,709,414      4,134,989
    Policyowners' surrenders.........................    (3,498,688)    (2,043,915)    (7,391,220)    (6,086,894)
    Policyowners' annuity and death benefits.........      (560,862)      (332,180)    (1,077,715)    (1,105,021)
    Net transfers from (to) Fixed Account............       540,957      3,605,517        (66,344)     3,249,687
    Transfers between Investment Divisions...........     2,808,990      3,085,364     (9,295,560)       670,352
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (8,611,688)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............        38,254     (2,175,869)   (16,121,425)       863,113
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (8,129)       (28,326)        12,190        (61,418)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     4,825,775      8,012,727    (21,216,845)    24,820,508
NET ASSETS:
    Beginning of year................................    49,586,838     41,574,111    117,938,708     93,118,200
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 54,412,613   $ 49,586,838   $ 96,721,863   $117,938,708
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                                                                             MAINSTAY VP
            SMALL CAP                   MAINSTAY VP                   MAINSTAY VP               AMERICAN CENTURY
            GROWTH--                  TOTAL RETURN--                    VALUE--                 INCOME & GROWTH--
          INITIAL CLASS                INITIAL CLASS                 INITIAL CLASS                INITIAL CLASS
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004           2003          2004          2003
    -----------------------------------------------------------------------------------------------------------------
    $  (989,709)  $  (604,585)  $    540,473   $  1,205,551   $   (763,344)  $    359,707   $   166,828   $       (92)
      1,633,362    (1,153,363)    (2,943,135)    (3,630,231)    (1,453,022)    (5,890,280)     (191,872)   (2,547,902)
             --            --             --             --             --             --            --            --
      4,351,673    16,529,663     13,900,293     42,560,872     25,508,177     56,473,800     5,821,819    14,161,573
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      4,995,326    14,771,715     11,497,631     40,136,192     23,291,811     50,943,227     5,796,775    11,613,579
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,675,404     4,877,710      3,452,132      8,518,075      4,357,551      9,797,374       638,424     2,103,564
     (3,436,078)   (1,991,471)   (21,938,731)   (16,927,438)   (20,331,298)   (15,800,613)   (4,035,637)   (2,790,642)
       (864,063)     (782,400)    (3,153,638)    (3,122,813)    (2,286,653)    (1,852,667)     (460,829)     (404,451)
      1,132,036     7,467,466     (1,026,343)     4,992,559        987,792     10,673,410       257,545     2,697,580
      2,943,652    16,552,766     (6,771,325)     2,187,879      1,332,931      1,172,233     1,778,082     1,956,397
             --            --             --             --             --             --            --    (8,547,910)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,450,951    26,124,071    (29,437,905)    (4,351,738)   (15,939,677)     3,989,737    (1,822,415)   (4,985,462)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        (14,327)      (35,935)       (30,966)      (110,501)       (47,800)      (127,474)      (12,618)      (31,349)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      6,431,950    40,859,851    (17,971,240)    35,673,953      7,304,334     54,805,490     3,961,742     6,596,768
     66,190,483    25,330,632    264,289,923    228,615,970    251,477,465    196,671,975    53,947,534    47,350,766
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $72,622,433   $66,190,483   $246,318,683   $264,289,923   $258,781,799   $251,477,465   $57,909,276   $53,947,534
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

           MAINSTAY VP                     ALGER
           LORD ABBETT                   AMERICAN
           DEVELOPING                      SMALL                        AMSOUTH                      AMSOUTH
            GROWTH--                 CAPITALIZATION--                  ENHANCED                   INTERNATIONAL
          INITIAL CLASS               CLASS O SHARES                  MARKET FUND                  EQUITY FUND
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004         2003(a)         2004         2003(a)
    -----------------------------------------------------------------------------------------------------------------
    $  (455,324)  $  (369,336)  $ (1,083,462)  $   (862,668)  $    (18,709)  $    (15,224)  $    (9,443)  $    (1,452)
     (1,142,594)   (2,206,925)     1,102,016     (1,560,092)        10,889        (26,430)       18,561          (585)
             --            --             --             --             --             --            --            --
      2,701,305    10,620,501     10,278,565     23,309,923        242,581        506,867       129,837       100,070
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,103,387     8,044,240     10,297,119     20,887,163        234,761        465,213       138,955        98,033
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        344,461     1,333,300      1,294,475      2,608,627        125,515         69,921        42,878         4,873
     (2,377,746)   (1,128,990)    (5,742,240)    (4,750,529)      (263,165)       (93,264)      (28,904)      (11,245)
       (212,455)     (170,538)      (627,422)      (523,087)        (5,652)        (5,011)           --            --
        124,265     1,581,719         14,609      1,933,607        411,920        350,589       203,946        86,875
       (299,255)    5,612,694      1,537,648      2,985,461        (59,649)       199,229         2,235        75,722
             --    (1,887,174)            --             --             --             --            --            --
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (2,420,730)    5,341,011     (3,522,930)     2,254,079        208,969        521,464       220,155       156,225
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
         (4,558)      (18,342)       (33,722)       (57,511)          (442)        (1,367)         (430)         (314)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (1,321,901)   13,366,909      6,740,467     23,083,731        443,288        985,310       358,680       253,944
     32,963,562    19,596,653     73,283,468     50,199,737      2,547,750      1,562,440       393,309       139,365
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $31,641,661   $32,963,562   $ 80,023,935   $ 73,283,468   $  2,991,038   $  2,547,750   $   751,989   $   393,309
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003


                                                                        AMSOUTH                       AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                              ---------------------------   ---------------------------
                                                                  2004         2003(a)          2004         2003(a)
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $    (53,985)  $    (42,679)  $    (26,687)  $    (16,712)
    Net realized gain (loss) on investments.................         6,159        (45,208)        (2,620)       (23,864)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       202,593        780,271        257,002        359,670
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................       154,767        692,384        227,695        319,094
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       198,977         85,877         51,416         93,604
    Policyowners' surrenders................................      (304,428)      (212,202)      (128,719)       (47,231)
    Policyowners' annuity and death benefits................       (23,711)       (19,127)       (21,436)          (565)
    Net transfers from (to) Fixed Account...................       590,151        720,622        229,951        219,190
    Transfers between Investment Divisions..................      (182,393)       231,887        110,755         88,106
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................       278,596        807,057        241,967        353,104
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................           (48)        (1,927)          (663)          (838)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................       433,315      1,497,514        468,999        671,360
NET ASSETS:
    Beginning of year.......................................     4,023,622      2,526,108      1,497,758        826,398
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $  4,456,937   $  4,023,622   $  1,966,757   $  1,497,758
                                                              ============   ============   ============   ============

                                                                      JANUS ASPEN                   JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                              ---------------------------   ---------------------------
                                                                  2004           2003           2004           2003
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $  4,722,954   $  4,965,652   $ (1,151,856)  $   (763,220)
    Net realized gain (loss) on investments.................    (4,474,341)    (8,290,284)   (18,343,813)   (15,235,868)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................    40,046,366     76,608,412     26,904,789     71,930,077
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................    40,294,979     73,283,780      7,409,120     55,930,989
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................     8,466,524     23,016,998      4,116,985      8,565,902
    Policyowners' surrenders................................   (47,771,158)   (40,684,487)   (21,215,237)   (17,178,053)
    Policyowners' annuity and death benefits................    (6,407,812)    (5,758,129)    (2,288,198)    (2,295,628)
    Net transfers from (to) Fixed Account...................    (1,642,095)    22,230,570     (1,090,554)     4,677,762
    Transfers between Investment Divisions..................   (38,084,883)   (27,330,412)   (24,714,699)   (23,041,266)
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................   (85,439,424)   (28,525,460)   (45,191,703)   (29,271,283)
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................      (115,991)      (203,148)       (65,371)      (154,832)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................   (45,260,436)    44,555,172    (37,847,954)    26,504,874
NET ASSETS:
    Beginning of year.......................................   644,950,305    600,395,133    293,545,416    267,040,542
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $599,689,869   $644,950,305   $255,697,462   $293,545,416
                                                              ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004         2003(a)        2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $   149,618   $   239,419   $  (433,994)  $  (251,216)  $ (3,890,857)  $ (2,851,154)  $    236,947   $    566,581
       (673,123)     (978,712)    1,836,787        (8,060)     3,499,702     (3,074,284)      (359,754)    (4,706,587)
             --            --            --            --             --             --        843,888             --
      3,444,066     5,993,240    (2,247,143)    6,316,256     47,628,975     77,663,065     21,258,222     52,748,569
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,920,561     5,253,947      (844,350)    6,056,980     47,237,820     71,737,627     21,979,303     48,608,563
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,912,310     3,634,452       861,314     2,889,939      4,866,868     12,036,604      3,534,145      7,217,772
     (2,557,405)   (1,775,298)   (1,883,394)   (1,750,594)   (27,630,497)   (18,113,205)   (18,372,755)   (13,147,263)
       (313,320)     (426,011)     (139,715)     (523,350)    (3,331,670)    (3,146,918)    (3,457,556)    (2,522,229)
      1,320,941     2,892,282       273,926     2,215,354      1,051,962     14,657,470        519,114      9,011,341
      1,261,938     2,093,259    (1,419,495)   14,589,127     15,267,034      8,049,260     10,275,155      8,708,855
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,624,464     6,418,684    (2,307,364)   17,420,476     (9,776,303)    13,483,211     (7,501,897)     9,268,476
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,095)      (13,904)         (203)      (13,910)      (124,058)      (199,895)       (39,953)      (130,233)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      8,537,930    11,658,727    (3,151,917)   23,463,546     37,337,459     85,020,943     14,437,453     57,746,806
     39,045,010    27,386,283    30,836,146     7,372,600    347,156,781    262,135,838    225,491,383    167,744,577
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,582,940   $39,045,010   $27,684,229   $30,836,146   $384,494,240   $347,156,781   $239,928,836   $225,491,383
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004          2003          2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $  (253,140)  $  (222,991)  $  (142,608)  $  (282,085)  $     (4,978)  $      6,211   $   (115,589)  $    (69,334)
       (688,954)   (1,604,575)   (3,662,424)   (4,664,295)       176,638         16,162        553,477       (194,925)
             --            --            --            --             --             --             --             --
      3,857,911     7,223,602     9,204,880    12,606,535        618,262        426,467        547,732      1,368,333
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,915,817     5,396,036     5,399,848     7,660,155        789,922        448,840        985,620      1,104,074
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        417,932       895,386       613,330     1,226,447           (847)        22,366        108,516        147,242
     (2,042,135)   (1,611,515)   (3,025,238)   (2,025,330)      (413,819)      (104,866)      (771,094)      (272,161)
       (393,162)     (394,980)     (454,115)     (291,143)        (8,802)       (20,832)       (21,737)       (29,572)
        167,795     1,359,702        71,907     1,086,641         77,535        468,628        145,863        875,524
       (972,112)     (834,702)     (959,730)   (1,257,567)     1,360,445        590,358       (586,920)     3,441,423
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (2,821,682)     (586,109)   (3,753,846)   (1,260,952)     1,014,512        955,654     (1,125,372)     4,162,456
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,188)      (14,576)      (15,568)      (20,566)        (2,284)        (1,207)        (3,450)        (2,836)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         86,947     4,795,351     1,630,434     6,378,637      1,802,150      1,403,287       (143,202)     5,263,694
     32,016,534    27,221,183    40,916,592    34,537,955      2,143,353        740,066      8,310,675      3,046,981
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $32,103,481   $32,016,534   $42,547,026   $40,916,592   $  3,945,503   $  2,143,353   $  8,167,473   $  8,310,675
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                                                              VAN ECK
                                                              T. ROWE PRICE                  WORLDWIDE
                                                                 EQUITY                        HARD
                                                            INCOME PORTFOLIO                  ASSETS
                                                       ---------------------------   -------------------------
                                                           2004           2003          2004         2003(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    279,178   $    421,520   $  (355,555)  $  (116,038)
    Net realized gain (loss) on investments..........     1,590,010     (1,529,969)      891,456       (75,442)
    Realized gain distribution received..............     4,468,125             --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,740,392     32,535,177     6,253,833     4,670,344
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    24,077,705     31,426,728     6,789,734     4,478,864
                                                       ------------   ------------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,035,824      8,988,647    11,138,000     2,302,435
    Policyowners' surrenders.........................   (12,445,881)    (7,703,430)   (1,729,565)     (959,101)
    Policyowners' annuity and death benefits.........    (1,401,414)    (1,173,937)     (175,456)     (232,312)
    Net transfers from (to) Fixed Account............     2,335,449     13,285,554     2,669,176     1,491,196
    Transfers between Investment Divisions...........    22,298,176     11,156,473    11,071,374     2,024,174
                                                       ------------   ------------   -----------   -----------
      Net contributions and (withdrawals)............    13,822,154     24,553,307    22,973,529     4,626,392
                                                       ------------   ------------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (51,858)       (84,219)      (21,840)      (12,446)
                                                       ------------   ------------   -----------   -----------
        Increase (decrease) in net assets............    37,848,001     55,895,816    29,741,423     9,092,810
NET ASSETS:
    Beginning of year................................   172,514,002    116,618,186    18,047,899     8,955,089
                                                       ------------   ------------   -----------   -----------
    End of year......................................  $210,362,003   $172,514,002   $47,789,322   $18,047,899
                                                       ============   ============   ===========   ===========

                                                               VAN KAMPEN
                                                                   UIF
                                                            EMERGING MARKETS
                                                                EQUITY--
                                                                 CLASS I
                                                       ---------------------------
                                                           2004           2003
                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (323,589)  $   (493,604)
    Net realized gain (loss) on investments..........    (2,237,707)      (463,160)
    Realized gain distribution received..............            --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,682,534     16,827,765
                                                       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     8,121,238     15,871,001
                                                       ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       756,714      1,178,764
    Policyowners' surrenders.........................    (3,406,142)    (2,253,626)
    Policyowners' annuity and death benefits.........      (470,417)      (185,044)
    Net transfers from (to) Fixed Account............       311,044      1,322,283
    Transfers between Investment Divisions...........     2,549,112     (1,193,319)
                                                       ------------   ------------
      Net contributions and (withdrawals)............      (259,689)    (1,130,942)
                                                       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (30,453)       (41,230)
                                                       ------------   ------------
        Increase (decrease) in net assets............     7,831,096     14,698,829
NET ASSETS:
    Beginning of year................................    40,459,860     25,761,031
                                                       ------------   ------------
    End of year......................................  $ 48,290,956   $ 40,459,860
                                                       ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                                BOND--              CAPITAL APPRECIATION--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,263,428   $   669,046   $  (436,405)  $   (35,306)
    Net realized gain (loss) on investments..........     (120,641)       (9,433)      138,540         3,797
    Realized gain distribution received..............      583,451       451,604            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (806,292)     (967,216)    1,516,420       907,201
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      919,946       144,001     1,218,555       875,692
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   28,326,752    16,184,310    23,617,625    12,149,453
    Policyowners' surrenders.........................   (1,630,614)     (134,737)     (923,834)      (55,367)
    Policyowners' annuity and death benefits.........     (229,185)      (22,694)      (48,557)           --
    Net transfers from (to) Fixed Account............    8,056,169     2,804,694     5,080,974     1,409,906
    Transfers between Investment Divisions...........       55,370       (86,376)     (492,509)      509,713
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   34,578,492    18,745,197    27,233,699    14,013,705
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,791)         (625)          (40)       (1,720)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   35,493,647    18,888,573    28,452,214    14,887,677
NET ASSETS:
    Beginning of year................................   18,888,573            --    14,887,677            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $54,382,220   $18,888,573   $43,339,891   $14,887,677
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                        INTERNATIONAL EQUITY--          MID CAP CORE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (43,116)  $   100,083   $  (217,792)  $    (3,743)
    Net realized gain (loss) on investments..........       95,246           584       120,785         4,307
    Realized gain distribution received..............           --            --       774,026            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    4,938,118       730,172     4,387,762       660,013
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    4,990,248       830,839     5,064,781       660,577
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   23,853,952     6,487,226    18,091,012     6,647,592
    Policyowners' surrenders.........................     (710,428)      (20,173)     (727,901)      (24,107)
    Policyowners' annuity and death benefits.........     (128,863)           --       (47,234)           --
    Net transfers from (to) Fixed Account............    5,109,965       777,923     4,277,750       754,227
    Transfers between Investment Divisions...........    3,086,439       506,598     2,489,388       392,621
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   31,211,065     7,751,574    24,083,015     7,770,333
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,377)       (1,754)      (11,921)       (1,225)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   36,188,936     8,580,659    29,135,875     8,429,685
NET ASSETS:
    Beginning of year................................    8,580,659            --     8,429,685            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $44,769,595   $ 8,580,659   $37,565,560   $ 8,429,685
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                   HIGH YIELD
         COMMON STOCK--               CONVERTIBLE--                GOVERNMENT--               CORPORATE BOND--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $    31,617   $    48,214   $   453,711   $   358,567   $  1,024,910   $   536,713   $ 13,913,633   $ 4,572,088
        104,390         8,375       181,638        10,159       (128,103)      (23,739)       361,833        75,226
             --            --            --            --             --            --             --            --
      2,151,066       660,345     2,142,049       937,676       (455,402)     (461,521)     4,263,691      (427,034)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      2,287,073       716,934     2,777,398     1,306,402        441,405        51,453     18,539,157     4,220,280
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     15,004,613     7,989,297    32,545,228    17,816,107     19,050,338    11,550,843    135,148,403    62,557,554
       (661,788)      (30,782)   (1,718,393)      (93,399)    (1,380,706)     (111,045)    (5,501,123)     (510,614)
        (13,750)           --       (90,073)       (2,472)       (49,221)      (21,357)      (646,595)      (16,408)
      3,151,764       864,374    11,513,571     3,058,428      4,873,982     1,798,730     24,002,067     6,778,138
        965,360       259,250        73,250       536,450       (316,483)     (163,918)     5,903,008     3,406,645
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     18,446,199     9,082,139    42,323,583    21,315,114     22,177,910    13,053,253    158,905,760    72,215,315
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
         (3,291)       (1,506)       (7,685)       (2,639)        (2,564)         (410)       (58,909)       (8,981)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     20,729,981     9,797,567    45,093,296    22,618,877     22,616,751    13,104,296    177,386,008    76,426,614
      9,797,567            --    22,618,877            --     13,104,296            --     76,426,614            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $30,527,548   $ 9,797,567   $67,712,173   $22,618,877   $ 35,721,047   $13,104,296   $253,812,622   $76,426,614
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                  MAINSTAY VP
        MID CAP GROWTH--             MID CAP VALUE--             S&P 500 INDEX--             SMALL CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $  (575,564)  $   (50,908)  $  (173,943)  $    75,068   $    471,681   $   289,627   $   (487,206)  $   (42,984)
        677,570        16,617       140,015         2,824        272,518         8,627        212,295       101,617
             --            --       614,383            --             --            --             --            --
      9,017,157     1,056,186     7,035,664     1,397,565      8,340,201     2,344,601      4,008,944       924,548
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      9,119,163     1,021,895     7,616,119     1,475,457      9,084,400     2,642,855      3,734,033       983,181
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     29,060,538    12,366,489    34,795,764    12,558,709     70,753,569    30,225,134     26,608,690    10,104,785
     (1,306,305)      (42,443)   (1,361,139)     (148,820)    (3,005,687)     (126,507)    (1,423,298)      (63,684)
       (142,289)           --       (47,597)       (9,982)      (268,779)           --        (91,716)           --
      6,356,741     1,429,279     8,978,905     1,967,194     15,775,645     3,826,016      6,127,312     1,588,488
      1,974,479       967,172     4,910,904       767,872      2,375,002     1,550,382        753,456     1,007,218
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     35,943,164    14,720,497    47,276,837    15,134,973     85,629,750    35,475,025     31,974,444    12,636,807
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
        (16,684)       (1,707)      (18,810)       (2,880)       (11,840)       (5,577)        (7,084)       (1,549)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     45,045,643    15,740,685    54,874,146    16,607,550     94,702,310    38,112,303     35,701,393    13,618,439
     15,740,685            --    16,607,550            --     38,112,303            --     13,618,439            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $60,786,328   $15,740,685   $71,481,696   $16,607,550   $132,814,613   $38,112,303   $ 49,319,832   $13,618,439
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   135,182   $   151,742   $   (43,521)  $   132,011
    Net realized gain (loss) on investments..........      154,606         8,420       309,475         5,578
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,111,906       318,435     3,379,065     1,078,395
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,401,694       478,597     3,645,019     1,215,984
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   17,926,443     9,409,022    25,919,825    11,071,138
    Policyowners' surrenders.........................     (884,719)      (64,750)     (974,606)      (45,141)
    Policyowners' annuity and death benefits.........      (28,772)       (1,839)      (10,553)       (1,873)
    Net transfers from (to) Fixed Account............    4,809,650     1,240,638     6,144,530     1,672,577
    Transfers between Investment Divisions...........     (704,132)      626,032     1,352,930       604,755
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   21,118,470    11,209,103    32,432,126    13,301,456
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (2,608)         (941)       (5,918)       (2,453)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   22,517,556    11,686,759    36,071,227    14,514,987
NET ASSETS:
    Beginning of year................................   11,686,759            --    14,514,987            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $34,204,315   $11,686,759   $50,586,214   $14,514,987
                                                       ===========   ===========   ===========   ===========

                                                                                               COLONIAL SMALL
                                                         ALGER AMERICAN SMALL                  CAP VALUE FUND,
                                                           CAPITALIZATION--                   VARIABLE SERIES--
                                                            CLASS S SHARES                         CLASS B
                                                       -------------------------              -----------------
                                                         2004(F)       2003(B)                     2004(G)
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (165,727)  $   (12,957)                $    3,033
    Net realized gain (loss) on investments..........      118,747         3,323                        203
    Realized gain distribution received..............           --            --                     27,573
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,876,029       265,197                      1,048
                                                       -----------   -----------                 ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,829,049       255,563                     31,857
                                                       -----------   -----------                 ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    9,106,509     3,487,235                    817,168
    Policyowners' surrenders.........................     (401,534)      (12,836)                       (24)
    Policyowners' annuity and death benefits.........      (13,407)           --                         --
    Net transfers from (to) Fixed Account............    1,847,356       381,569                     49,822
    Transfers between Investment Divisions...........    1,575,086       246,929                    650,198
                                                       -----------   -----------                 ----------
      Net contributions and (withdrawals)............   12,114,010     4,102,897                  1,517,164
                                                       -----------   -----------                 ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,150)         (395)                       (19)
                                                       -----------   -----------                 ----------
        Increase (decrease) in net assets............   13,938,909     4,358,065                  1,549,002
NET ASSETS:
    Beginning of year................................    4,358,065            --                         --
                                                       -----------   -----------                 ----------
    End of year......................................  $18,296,974   $ 4,358,065                 $1,549,002
                                                       ===========   ===========                 ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                 MAINSTAY VP                MAINSTAY VP                 MAINSTAY VP
        AMERICAN CENTURY              DREYFUS LARGE          EAGLE ASSET MANAGEMENT     LORD ABBETT DEVELOPING
        INCOME & GROWTH--            COMPANY VALUE--            GROWTH EQUITY--                GROWTH--
          SERVICE CLASS               SERVICE CLASS              SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   ------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)      2003(B)       2004(F)       2003(B)
    ------------------------------------------------------------------------------------------------------------
    $   108,061   $    33,732   $   (67,395)  $    16,252   $  (190,563)  $  (18,715)  $  (137,361)  $   (14,763)
         86,092         2,148       241,967         1,536        16,757        8,458        73,680         9,907
             --            --            --            --            --           --            --            --
      1,079,250       269,166     1,279,898       406,307      (106,780)     401,277       782,042       162,697
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      1,273,403       305,046     1,454,470       424,095      (280,586)     391,020       718,361       157,841
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      9,312,918     2,939,211    10,037,234     4,252,337     9,002,711    5,659,004     7,124,597     3,453,771
       (422,105)      (20,244)     (541,140)      (12,409)     (607,575)     (26,883)     (309,470)      (22,215)
        (30,053)           --       (16,205)           --       (45,733)          --       (22,050)           --
      2,302,058       494,253     2,129,230       786,074     2,292,436      760,252     1,528,709       385,802
        326,344       235,857     1,081,684       257,778      (966,782)     332,119       152,924       263,554
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     11,489,162     3,649,077    12,690,803     5,283,780     9,675,057    6,724,492     8,474,710     4,080,912
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
         (1,969)         (625)       (1,895)         (878)        1,502         (758)       (1,318)         (157)
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     12,760,596     3,953,498    14,143,378     5,706,997     9,395,973    7,114,754     9,191,753     4,238,596
      3,953,498            --     5,706,997            --     7,114,754           --     4,238,596            --
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
    $16,714,094   $ 3,953,498   $19,850,375   $ 5,706,997   $16,510,727   $7,114,754   $13,430,349   $ 4,238,596
    ===========   ===========   ===========   ===========   ===========   ==========   ===========   ===========


      DREYFUS IP TECHNOLOGY          FIDELITY(R) VIP             FIDELITY(R) VIP             FIDELITY(R) VIP
            GROWTH--                 CONTRAFUND(R)--             EQUITY-INCOME--                MID CAP--
         SERVICE SHARES              SERVICE CLASS 2             SERVICE CLASS 2             SERVICE CLASS 2
    -------------------------   -------------------------   -------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)       2003(B)        2004         2003(C)
    -------------------------------------------------------------------------------------------------------------
    $  (226,976)  $   (28,950)  $  (709,526)  $   (62,633)  $  (320,657)  $   (54,055)  $  (484,984)  $    (9,128)
        113,983        30,527       113,070         7,697       157,958         9,678       176,170         5,852
             --            --            --            --        83,974            --            --            --
         80,024       467,105     8,705,990     1,333,185     5,156,865     1,500,408    10,086,422       297,094
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        (32,969)      468,682     8,109,534     1,278,249     5,078,140     1,456,031     9,777,608       293,818
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     10,108,446     6,715,921    44,851,838    14,442,367    37,912,960    13,722,795    27,676,531     1,861,787
       (584,616)      (22,108)   (1,456,588)      (72,874)   (1,455,786)      (69,883)   (1,346,299)      (36,974)
        (23,572)           --      (134,820)           --       (85,116)       (8,028)     (169,701)           --
      2,146,155       585,804    10,791,287     2,527,803     7,529,061     1,661,505     5,792,542       316,111
       (358,894)      446,667     5,045,675     1,042,665     2,936,845       488,394    27,377,145     2,629,850
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,287,519     7,726,284    59,097,392    17,939,961    46,837,964    15,794,783    59,330,218     4,770,774
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            354          (670)      (17,820)       (2,511)       (7,101)       (3,060)      (20,415)         (398)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,254,904     8,194,296    67,189,106    19,215,699    51,909,003    17,247,754    69,087,411     5,064,194
      8,194,296            --    19,215,699            --    17,247,754            --     5,064,194            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $19,449,200   $ 8,194,296   $86,404,805   $19,215,699   $69,156,757   $17,247,754   $74,151,605   $ 5,064,194
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                          JANUS ASPEN SERIES          JANUS ASPEN SERIES
                                                              BALANCED--              WORLDWIDE GROWTH--
                                                            SERVICE SHARES              SERVICE SHARES
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   583,599   $   128,799   $   (54,547)  $   (9,168)
    Net realized gain (loss) on investments..........      147,574         5,656       115,752        5,488
    Realized gain distribution received..............           --            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    3,015,545       917,096       643,853      552,083
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    3,746,718     1,051,551       705,058      548,403
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   29,613,727    20,254,818    10,432,636    5,688,873
    Policyowners' surrenders.........................   (1,721,304)     (105,144)     (553,518)     (25,856)
    Policyowners' annuity and death benefits.........     (171,981)           --        (6,553)          --
    Net transfers from (to) Fixed Account............    8,893,450     3,134,124     2,295,374      756,492
    Transfers between Investment Divisions...........       66,432       302,659       282,848      203,774
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   36,680,324    23,586,457    12,450,787    6,623,283
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (8,595)       (2,405)       (2,741)      (1,192)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   40,418,447    24,635,603    13,153,104    7,170,494
NET ASSETS:
    Beginning of year................................   24,635,603            --     7,170,494           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $65,054,050   $24,635,603   $20,323,598   $7,170,494
                                                       ===========   ===========   ===========   ==========

                                                                                        VAN KAMPEN UIF
                                                                                           EMERGING
                                                         T. ROWE PRICE EQUITY          MARKETS EQUITY--
                                                         INCOME PORTFOLIO--II              CLASS II
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    33,866   $    28,151   $   (65,856)  $   (6,522)
    Net realized gain (loss) on investments..........     (129,339)      (11,111)      202,906       30,499
    Realized gain distribution received..............    1,456,677            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    5,825,328     1,323,740     1,869,318      234,981
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    7,186,532     1,340,780     2,006,368      258,958
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   41,425,016    13,752,482     7,763,796    1,877,349
    Policyowners' surrenders.........................   (1,767,134)      (69,148)     (290,705)      (5,182)
    Policyowners' annuity and death benefits.........     (123,624)      (22,489)       (5,113)          --
    Net transfers from (to) Fixed Account............    9,224,798     1,917,938     1,178,214      149,329
    Transfers between Investment Divisions...........    5,787,228       911,110       706,355      591,097
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   54,546,284    16,489,893     9,352,547    2,612,593
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,074)       18,413        (6,235)        (392)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   61,720,742    17,849,086    11,352,680    2,871,159
NET ASSETS:
    Beginning of year................................   17,849,086            --     2,871,159           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $79,569,828   $17,849,086   $14,223,839   $2,871,159
                                                       ===========   ===========   ===========   ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through June 30, 2004.
(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       MFS(R) INVESTORS                MFS(R)                    MFS(R)            NEUBERGER BERMAN AMT
        TRUST SERIES--           RESEARCH SERIES--         UTILITIES SERIES--        MID-CAP GROWTH--
         SERVICE CLASS             SERVICE CLASS             SERVICE CLASS               CLASS S
    -----------------------   ------------------------   ----------------------   ----------------------
     2004(F)      2003(B)       2004(F)      2003(B)       2004(D)     2003(B)      2004(F)     2003(B)
    ----------------------------------------------------------------------------------------------------
    $  (26,813)  $   (4,088)  $   (25,827)  $   (6,664)  $  (118,759)  $   (295)  $   (42,285)  $ (1,867)
        25,554        2,765        37,936          890        32,251          4        44,444        231
            --           --            --           --            --         --            --         --
       301,264       69,400       501,466      119,316     4,016,228     11,177       597,813     27,641
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
       300,005       68,077       513,575      113,542     3,929,720     10,886       599,972     26,005
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     1,826,405      840,705     2,116,731    1,261,053    12,619,966    137,548     3,566,648    208,242
      (107,551)      (2,718)     (144,050)      (2,817)     (357,193)        --       (84,158)    (2,463)
        (5,251)          --        (4,190)          --       (49,452)        --            --         --
       478,904      177,860       538,998      189,489     2,379,686      9,469       730,692    262,967
        11,871       35,184       238,485      212,793    21,241,132        (17)      453,983     23,747
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,204,378    1,051,031     2,745,974    1,660,518    35,834,139    147,000     4,667,165    492,493
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
          (579)        (151)       (1,179)        (252)       (6,965)       (14)       (1,508)       (50)
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,503,804    1,118,957     3,258,370    1,773,808    39,756,894    157,872     5,265,629    518,448
     1,118,957           --     1,773,808           --       157,872         --       518,448         --
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
    $3,622,761   $1,118,957   $ 5,032,178   $1,773,808   $39,914,766   $157,872   $ 5,784,077   $518,448
    ==========   ==========   ===========   ==========   ===========   ========   ===========   ========

          Victory VIF
          Diversified
            Stock--
         Class A Shares
         --------------
            2004(e)
         --------------
          $     3,493
               18,027
                   --
              317,404
          -----------
              338,924
          -----------
            2,388,147
             (218,206)
                   --
              461,479
            2,885,624
          -----------
            5,517,044
          -----------
                 (499)
          -----------
            5,855,469
                   --
          -----------
          $ 5,855,469
          ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(1)
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(2)
MainStay VP S&P 500 Index--Initial Class(3)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(4)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(5)
MainStay VP S&P 500 Index--Service Class(6)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

  Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Growth Equity--Initial Class

  (2) Formerly MainStay VP Equity Income--Initial Class

  (3) Formerly MainStay VP Indexed Equity--Initial Class

  (4) Formerly MainStay VP Growth Equity--Service Class

  (5) Formerly MainStay VP Equity Income--Service Class

  (6) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay, Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Account.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of the Separate Account are as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Number of shares...................................        17,748                   17,355               199,759
Identified cost....................................      $242,308                 $522,767              $199,759


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Number of shares...................................        11,798                   26,107                   6,692
Identified cost....................................      $113,687                 $671,418                $ 57,088

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Purchases..........................................      $ 15,751                 $  5,367              $161,258
Proceeds from sales................................        60,025                   60,339               201,751


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Purchases..........................................      $ 23,667                 $ 25,087                $  9,319
Proceeds from sales................................         5,776                   70,550                   8,846

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         15,357            19,526            17,910             80,855             5,239             4,599             7,311
       $359,052          $209,812          $198,001           $724,782          $ 57,793           $45,514           $62,707

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         14,834            15,773             5,068             4,863             8,753             3,500             3,964
       $280,995          $238,331          $ 54,454          $ 48,171          $130,446           $30,526           $61,757


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $  7,686          $ 19,730          $ 20,059           $119,814          $ 24,068           $15,047           $19,567
         41,185            33,766            79,653            138,661             9,337             3,704            10,549

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  8,932          $ 11,348          $  5,093          $  7,904          $  3,176           $ 3,723           $ 7,063
         37,935            28,109             6,757             8,118            20,629             6,610            11,693

--------------------------------------------------------------------------------


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Number of shares..................       329              62                 485              215         25,511
Identified cost...................    $2,594          $  548            $  4,010          $ 1,539        $47,261

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Number of shares..................         194             460               9,450            2,612          4,386
Identified cost...................      $2,950          $6,809            $178,027          $37,665        $37,268


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Purchases.........................    $  644          $  283            $    917          $   397        $10,003
Proceeds from sales...............       452              72                 691              180          4,203

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Purchases.........................      $1,580          $2,200            $ 31,079          $25,882        $ 9,965
Proceeds from sales...............         566           3,443              12,452            3,185         10,547

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,187            14,496             9,491            24,677             9,583             1,782             2,791
        $26,124          $341,074          $213,356          $610,831          $397,716           $31,734           $46,849

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 9,054          $ 13,929          $ 16,459          $ 18,338          $  7,363           $ 1,379           $ 2,240
         11,801            27,637            22,891            99,408            53,952             4,463             6,149

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        4,107                  2,026                  1,496
Identified cost...................................     $ 56,354                $41,076                $27,827

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        5,475                  4,562                  2,063
Identified cost...................................     $122,598                $44,566                $32,901


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 38,871                $28,793                $19,406
Proceeds from sales...............................        2,306                  1,878                    849

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 88,793                $33,693                $23,466
Proceeds from sales...............................        2,338                  2,069                  2,119

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          6,044             3,379             25,778             3,190             2,878             5,276             5,837
        $64,877           $36,766           $250,872           $39,258           $32,649           $50,931           $63,293

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
          3,089             1,465             1,777             1,496             1,492               912                 92
        $46,311           $15,421          $ 18,239           $16,279           $12,535           $16,221            $ 1,549

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        $45,451           $28,215           $179,230           $31,887           $25,388           $39,936           $48,639
          2,498             4,925              5,781               597               653             4,408               741

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
        $34,628           $12,273          $ 14,582           $11,496           $ 9,161           $12,705            $ 1,572
          2,104               633             1,902             1,966               787               706                 23

--------------------------------------------------------------------------------

                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        2,265             3,290              2,766              2,489              2,587                766
Identified cost......      $18,976           $76,665            $62,739            $64,001            $61,360            $19,203


                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $13,015           $59,289            $47,936            $60,437            $39,703            $13,633
Proceeds from sales..        1,903               670              1,148              1,389              2,280              1,184

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
           202              332            1,969              327            3,579            1,293              535
        $3,265           $4,429          $35,986           $5,179          $72,695          $12,169           $5,555

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
        $2,421           $2,997          $36,069           $6,538          $57,391          $12,413           $5,936
           234              266              262            1,896            1,118            3,089              399

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity, AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:


                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                         CAPITAL
                                                                        BOND--                        APPRECIATION--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2004             2003             2004             2003
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       200              728              352              578
Units Redeemed..............................................    (2,470)          (2,394)          (3,337)          (2,779)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (2,270)          (1,666)          (2,985)          (2,201)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --               30                2                1
Units Redeemed..............................................       (25)             (79)             (24)             (15)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (25)             (49)             (22)             (14)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        37            2,704              227            1,861
Units Redeemed..............................................    (1,014)          (1,053)            (710)            (211)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (977)           1,651             (483)           1,650
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        43            1,268               55              577
Units Redeemed..............................................      (319)            (287)             (61)             (30)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (276)             981               (6)             547
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................         1               28               --                4
Units Redeemed..............................................        (9)              (8)              --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (8)              20               --                4
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        COMMON STOCK--    CONVERTIBLE--     GOVERNMENT--
      CASH MANAGEMENT       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    --------------------   ---------------   --------------   ---------------
     2004      2003(a)      2004     2003     2004    2003     2004     2003
    -------------------------------------------------------------------------
     12,261     16,976        191      286      201   1,318      205      801
    (42,654)   (94,625)    (1,712)  (1,556)  (1,016)  (707)   (3,140)  (4,878)
    -------    -------     ------   ------   ------   -----   ------   ------
    (30,393)   (77,649)    (1,521)  (1,270)    (815)   611    (2,935)  (4,077)
    =======    =======     ======   ======   ======   =====   ======   ======
      1,341      8,111          2        5        3     10        --       61
     (1,380)   (30,445)       (17)     (72)     (18)   (51)      (45)    (186)
    -------    -------     ------   ------   ------   -----   ------   ------
        (39)   (22,334)       (15)     (67)     (15)   (41)      (45)    (125)
    =======    =======     ======   ======   ======   =====   ======   ======
     23,814     38,546        142    1,067      112   2,022       19    3,379
    (32,703)   (55,519)      (374)    (321)    (280)  (171)   (1,213)  (2,204)
    -------    -------     ------   ------   ------   -----   ------   ------
     (8,889)   (16,973)      (232)     746     (168)  1,851   (1,194)   1,175
    =======    =======     ======   ======   ======   =====   ======   ======
     24,505     23,094         31      535       67    715        32    1,547
    (23,347)   (11,450)       (45)     (32)     (63)   (28)     (411)    (771)
    -------    -------     ------   ------   ------   -----   ------   ------
      1,158     11,644        (14)     503        4    687      (379)     776
    =======    =======     ======   ======   ======   =====   ======   ======
      3,216      2,390          5       20        7     14         2       47
     (2,910)      (469)        (1)      --       (3)    --       (16)     (15)
    -------    -------     ------   ------   ------   -----   ------   ------
        306      1,921          4       20        4     14       (14)      32
    =======    =======     ======   ======   ======   =====   ======   ======
     15,234      7,586         --       --       --     --        --       --
     (8,387)    (4,699)        --       --       --     --        --       --
    -------    -------     ------   ------   ------   -----   ------   ------
      6,847      2,887         --       --       --     --        --       --
    =======    =======     ======   ======   ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                      HIGH YIELD                     INTERNATIONAL
                                                                   CORPORATE BOND--                    EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                                -----------------------           -------------------
                                                                 2004             2003            2004           2003
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................       551            5,528           919             495
Units Redeemed..............................................    (3,313)          (2,766)          (223)          (199)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................    (2,762)           2,762           696             296
                                                                ======           ======           ====           ====
SERIES II POLICIES
Units Issued................................................        71              242            11             131
Units Redeemed..............................................       (50)            (122)           (4)           (120)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        21              120             7              11
                                                                ======           ======           ====           ====
SERIES III POLICIES
Units Issued................................................       305            5,210           357             712
Units Redeemed..............................................      (842)            (411)          (90)            (83)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................      (537)           4,799           267             629
                                                                ======           ======           ====           ====
SERIES IV POLICIES
Units Issued................................................       312            2,072            72             219
Units Redeemed..............................................      (151)             (89)          (12)             (8)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       161            1,983            60             211
                                                                ======           ======           ====           ====
SERIES V POLICIES
Units Issued................................................         3              110            21               4
Units Redeemed..............................................       (23)              (4)           --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       (20)             106            21               4
                                                                ======           ======           ====           ====
SERIES VI POLICIES
Units Issued................................................        --               --            --              --
Units Redeemed..............................................        --               --            --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        --               --            --              --
                                                                ======           ======           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
       MID CAP            MID CAP            MID CAP           S&P 500
       CORE--            GROWTH--            VALUE--           INDEX--
    INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    -------------   -------------------   --------------   ---------------
    2004    2003      2004       2003      2004    2003     2004     2003
    ----------------------------------------------------------------------
     894     585     1,473      2,332      1,617   1,161      393      707
    (175)   (212)     (566)      (102)      (465)  (338)   (2,604)  (2,167)
    ----    ----     -----      -----     ------   -----   ------   ------
     719     373       907      2,230      1,152    823    (2,211)  (1,460)
    ====    ====     =====      =====     ======   =====   ======   ======
      --       8         6          6         11      8        17       24
      (4)     (1)       (2)        (6)        (9)   (10)      (34)     (47)
    ----    ----     -----      -----     ------   -----   ------   ------
      (4)      7         4         --          2     (2)      (17)     (23)
    ====    ====     =====      =====     ======   =====   ======   ======
     184     641       212      1,364        496   1,215      451    3,350
     (42)    (21)     (155)       (69)      (144)  (118)     (463)    (303)
    ----    ----     -----      -----     ------   -----   ------   ------
     142     620        57      1,295        352   1,097      (12)   3,047
    ====    ====     =====      =====     ======   =====   ======   ======
      69     253        98        409        104    726       175    1,231
     (17)    (12)      (33)       (16)       (60)   (34)      (79)     (52)
    ----    ----     -----      -----     ------   -----   ------   ------
      52     241        65        393         44    692        96    1,179
    ====    ====     =====      =====     ======   =====   ======   ======
      --       3        --          5          5     15        12       13
      (2)     --        (1)        --         (2)    --        (2)      --
    ----    ----     -----      -----     ------   -----   ------   ------
      (2)      3        (1)         5          3     15        10       13
    ====    ====     =====      =====     ======   =====   ======   ======
      --      --        --         --         --     --        --       --
      --      --        --         --         --     --        --       --
    ----    ----     -----      -----     ------   -----   ------   ------
      --      --        --         --         --     --        --       --
    ====    ====     =====      =====     ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                      MAINSTAY VP
                                                       SMALL CAP        MAINSTAY VP
                                                        GROWTH--      TOTAL RETURN--
                                                     INITIAL CLASS     INITIAL CLASS
                                                     --------------   ---------------
                                                     2004     2003     2004     2003
                                                     --------------------------------
SERIES I POLICIES
Units Issued.......................................   476    1,825       185      268
Units Redeemed.....................................  (278)    (248)   (1,794)  (1,327)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   198    1,577    (1,609)  (1,059)
                                                     ====    =====    ======   ======
SERIES II POLICIES
Units Issued.......................................     2        7         2        4
Units Redeemed.....................................    (3)      (2)     (156)     (40)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       5      (154)     (36)
                                                     ====    =====    ======   ======
SERIES III POLICIES
Units Issued.......................................    73    1,184        65    1,241
Units Redeemed.....................................  (148)     (87)     (166)    (135)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   (75)   1,097      (101)   1,106
                                                     ====    =====    ======   ======
SERIES IV POLICIES
Units Issued.......................................    36      504        33      435
Units Redeemed.....................................   (36)     (21)      (44)     (24)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --      483       (11)     411
                                                     ====    =====    ======   ======
SERIES V POLICIES
Units Issued.......................................    --        9         5       26
Units Redeemed.....................................    (1)      --        (2)      (1)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       9         3       25
                                                     ====    =====    ======   ======
SERIES VI POLICIES
Units Issued.......................................    --       --        --       --
Units Redeemed.....................................    --       --        --       --
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --       --        --       --
                                                     ====    =====    ======   ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                         MAINSTAY VP        MAINSTAY VP       EAGLE ASSET
      MAINSTAY VP     AMERICAN CENTURY     DREYFUS LARGE      MANAGEMENT
        VALUE--       INCOME & GROWTH--   COMPANY VALUE--   GROWTH EQUITY--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2004     2003     2004      2003     2004     2003      2004     2003
    -----------------------------------------------------------------------
       213      451     145        221     232       301       113     176
    (1,062)  (1,053)   (368)    (1,308)   (297)   (1,208)   (1,316)   (733)
    ------   ------    ----     ------    ----    ------    ------    ----
      (849)    (602)   (223)    (1,087)    (65)     (907)   (1,203)   (557)
    ======   ======    ====     ======    ====    ======    ======    ====
        --       10      --         10       1         3         1      13
       (14)     (15)     (3)        (5)     (3)       (4)      (21)     (9)
    ------   ------    ----     ------    ----    ------    ------    ----
       (14)      (5)     (3)         5      (2)       (1)      (20)      4
    ======   ======    ====     ======    ====    ======    ======    ====
       223    1,046     111        488     139       540        89     989
      (207)    (141)    (79)       (68)    (92)      (53)     (500)   (142)
    ------   ------    ----     ------    ----    ------    ------    ----
        16      905      32        420      47       487      (411)    847
    ======   ======    ====     ======    ====    ======    ======    ====
        45      685      28        132      15       194        31     235
       (57)     (43)     (9)        (2)    (12)      (14)      (29)    (14)
    ------   ------    ----     ------    ----    ------    ------    ----
       (12)     642      19        130       3       180         2     221
    ======   ======    ====     ======    ====    ======    ======    ====
         1       16       1         --      16         3         3       4
        (2)      --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        (1)      16       1         --      16         3         3       4
    ======   ======    ====     ======    ====    ======    ======    ====
        --       --      --         --      --        --        --      --
        --       --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        --       --      --         --      --        --        --      --
    ======   ======    ====     ======    ====    ======    ======    ====

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2004       2003        2004         2003
                                                     ---------------------------------------------
SERIES I POLICIES
Units Issued.......................................      29        581         112          338
Units Redeemed.....................................    (306)      (380)       (591)        (536)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................    (277)       201        (479)        (198)
                                                       ====       ====        ====         ====
SERIES II POLICIES
Units Issued.......................................      --         12           6            6
Units Redeemed.....................................      (7)        (3)        (11)         (34)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      (7)         9          (5)         (28)
                                                       ====       ====        ====         ====
SERIES III POLICIES
Units Issued.......................................      33        455         260          778
Units Redeemed.....................................     (77)       (18)       (200)        (212)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................     (44)       437          60          566
                                                       ====       ====        ====         ====
SERIES IV POLICIES
Units Issued.......................................      12         92          20          135
Units Redeemed.....................................      (5)        (2)        (10)          (6)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................       7         90          10          129
                                                       ====       ====        ====         ====
SERIES V POLICIES
Units Issued.......................................      --          1           5            4
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --          1           5            4
                                                       ====       ====        ====         ====
SERIES VI POLICIES
Units Issued.......................................      --         --          --           --
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --         --          --           --
                                                       ====       ====        ====         ====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND     LARGE CAP FUND    MID CAP FUND
    --------------   --------------   --------------   --------------
    2004   2003(a)   2004   2003(a)   2004   2003(a)   2004   2003(a)
    -----------------------------------------------------------------
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     32       68      10      16       45      125      28      51
    (37)     (14)     (2)     (1)     (63)     (32)    (18)     (8)
    ---      ---     ----     --      ---      ---     ---      --
     (5)      54       8      15      (18)      93      10      43
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     24       12      10       3       40       12      14       7
     (2)      --      (1)     --       (3)      --      (1)     --
    ---      ---     ----     --      ---      ---     ---      --
     22       12       9       3       37       12      13       7
    ===      ===     ====     ==      ===      ===     ===      ==

--------------------------------------------------------------------------------



                                                        CALVERT            DREYFUS IP
                                                         SOCIAL       TECHNOLOGY GROWTH--
                                                        BALANCED         INITIAL SHARES
                                                     --------------   --------------------
                                                     2004   2003(a)     2004       2003
                                                     -------------------------------------
SERIES I POLICIES
Units Issued.......................................  163      155         68       1,387
Units Redeemed.....................................  (134)   (127)      (159)       (175)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   29       28        (91)      1,212
                                                     ====    ====       ====       =====
SERIES II POLICIES
Units Issued.......................................    4        2         --           4
Units Redeemed.....................................   (1)      (3)        (6)         (9)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................    3       (1)        (6)         (5)
                                                     ====    ====       ====       =====
SERIES III POLICIES
Units Issued.......................................  230      502         25         963
Units Redeemed.....................................  (59)     (31)      (274)       (106)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  171      471       (249)        857
                                                     ====    ====       ====       =====
SERIES IV POLICIES
Units Issued.......................................  184      175         34         162
Units Redeemed.....................................  (12)      (3)       (13)         (6)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  172      172         21         156
                                                     ====    ====       ====       =====
SERIES V POLICIES
Units Issued.......................................   54        5          2           2
Units Redeemed.....................................   --       --         (2)         --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   54        5         --           2
                                                     ====    ====       ====       =====
SERIES VI POLICIES
Units Issued.......................................  107       43         --          --
Units Redeemed.....................................   (4)      --         --          --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  103       43         --          --
                                                     ====    ====       ====       =====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------
       794      678      684      645      390      662      265      419
    (1,424)  (1,200)  (1,138)  (1,014)  (4,203)  (3,784)  (3,117)  (3,175)
    ------   ------   ------   ------   ------   ------   ------   ------
      (630)    (522)    (454)    (369)  (3,813)  (3,122)  (2,852)  (2,756)
    ======   ======   ======   ======   ======   ======   ======   ======
        17       14       52       14        5       18        2        5
       (20)      (6)     (17)      (7)     (64)     (37)     (31)     (23)
    ------   ------   ------   ------   ------   ------   ------   ------
        (3)       8       35        7      (59)     (19)     (29)     (18)
    ======   ======   ======   ======   ======   ======   ======   ======
       492    2,104      218    1,194      118    2,516       55    1,043
      (351)    (247)    (301)    (198)  (1,147)    (633)    (670)    (370)
    ------   ------   ------   ------   ------   ------   ------   ------
       141    1,857      (83)     996   (1,029)   1,883     (615)     673
    ======   ======   ======   ======   ======   ======   ======   ======
       127      682       71      526       87    1,225       37      414
       (48)     (37)     (43)     (23)    (203)     (77)     (84)     (22)
    ------   ------   ------   ------   ------   ------   ------   ------
        79      645       28      503     (116)   1,148      (47)     392
    ======   ======   ======   ======   ======   ======   ======   ======
         7       27       23       27       10       47        4        7
        (2)      (1)      (2)      (1)      (1)      (8)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------
         5       26       21       26        9       39        4        7
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)           MFS(R)
                                                     INVESTORS TRUST     RESEARCH      MFS(R) UTILITIES
                                                        SERIES--         SERIES--          SERIES--
                                                      INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
                                                     ---------------   -------------   -----------------
                                                      2004     2003    2004    2003     2004      2003
                                                     ---------------------------------------------------
SERIES I POLICIES
Units Issued.......................................     43       90      63     101       80        57
Units Redeemed.....................................   (329)    (343)   (420)   (429)     (22)       (5)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................   (286)    (253)   (357)   (328)      58        52
                                                      ====     ====    ====    ====      ===       ===
SERIES II POLICIES
Units Issued.......................................     --        5      --       1       --         2
Units Redeemed.....................................     (1)      (1)     (7)     (5)      --        (1)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (1)       4      (7)     (4)      --         1
                                                      ====     ====    ====    ====      ===       ===
SERIES III POLICIES
Units Issued.......................................     21      145      33     206       68        82
Units Redeemed.....................................    (61)     (63)   (104)    (77)     (22)      (10)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................    (40)      82     (71)    129       46        72
                                                      ====     ====    ====    ====      ===       ===
SERIES IV POLICIES
Units Issued.......................................      8       71       4      64       --         4
Units Redeemed.....................................    (11)      (2)     (9)     (2)      --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (3)      69      (5)     62       --         4
                                                      ====     ====    ====    ====      ===       ===
SERIES V POLICIES
Units Issued.......................................      1        6       1       1        2         1
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................      1        6       1       1        2         1
                                                      ====     ====    ====    ====      ===       ===
SERIES VI POLICIES
Units Issued.......................................     --       --      --      --       --        --
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     --       --      --      --       --        --
                                                      ====     ====    ====    ====      ===       ===

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            VAN KAMPEN
    NEUBERGER BERMAN                                           UIF
       AMT MID-CAP      T. ROWE PRICE      VAN ECK           EMERGING
        GROWTH--        EQUITY INCOME     WORLDWIDE      MARKETS EQUITY--
         CLASS I          PORTFOLIO      HARD ASSETS         CLASS I
    -----------------   -------------   --------------   ----------------
     2004      2003     2004    2003    2004   2003(a)   2004      2003
    ---------------------------------------------------------------------
       14       279     1,539   1,172   559      183      221       233
     (135)      (17)    (767)   (603)   (93)     (92)    (306)     (285)
     ----       ---     -----   -----   ----     ---     ----      ----
     (121)      262      772     569    466       91      (85)      (52)
     ====       ===     =====   =====   ====     ===     ====      ====
        2         6        9      33      6       11       11        74
       (4)       (2)     (27)    (13)    (2)      (2)     (85)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (2)        4      (18)     20      4        9      (74)       71
     ====       ===     =====   =====   ====     ===     ====      ====
       12       212      534    1,439   622      227       86       238
      (26)      (19)    (257)   (218)   (31)     (27)     (40)      (29)
     ----       ---     -----   -----   ----     ---     ----      ----
      (14)      193      277    1,221   591      200       46       209
     ====       ===     =====   =====   ====     ===     ====      ====
        1        36      134     690    370       84       34        55
       (4)       (1)     (64)    (26)   (11)      (2)      (5)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (3)       35       70     664    359       82       29        52
     ====       ===     =====   =====   ====     ===     ====      ====
        1         7       14      32     17        4        2         1
       --        --       (5)     (1)    (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
        1         7        9      31     16        4        2         1
     ====       ===     =====   =====   ====     ===     ====      ====
       --        --       --      --    224       26       --        --
       --        --       --      --     (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
       --        --       --      --    223       26       --        --
     ====       ===     =====   =====   ====     ===     ====      ====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                    BOND--                      CAPITAL APPRECIATION--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       462              318               423               250
Units Redeemed.........................................       (21)             (22)              (18)               (2)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       441              296               405               248
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,352              644               990               475
Units Redeemed.........................................       (56)              (4)              (68)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,296              640               922               474
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................     1,111              602               563               407
Units Redeemed.........................................       (54)             (10)              (43)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,057              592               520               406
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        99               43                31                 8
Units Redeemed.........................................        (4)              (2)               (1)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        95               41                30                 8
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       653              339               595               198
Units Redeemed.........................................       (79)              (1)              (18)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       574              338               577               197
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         HIGH YIELD
      COMMON STOCK--       CONVERTIBLE--       GOVERNMENT--      CORPORATE BOND--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
     -----------------   -----------------   -----------------   -----------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)
     -----------------------------------------------------------------------------
       237       162        570      348       380       289      1,803       929
       (12)       --        (33)      (1)      (38)      (17)       (80)       (9)
       ---       ---      -----      ---       ---       ---      -----     -----
       225       162        537      347       342       272      1,723       920
       ===       ===      =====      ===       ===       ===      =====     =====
        --        --          2       --        --        --          6        --
        --        --         --       --        --        --         --        --
       ---       ---      -----      ---       ---       ---      -----     -----
        --        --          2       --        --        --          6        --
       ===       ===      =====      ===       ===       ===      =====     =====
       574       274      1,393      709       924       433      5,247     2,521
       (15)       (1)       (61)      (2)      (36)      (11)      (186)      (26)
       ---       ---      -----      ---       ---       ---      -----     -----
       559       273      1,332      707       888       422      5,061     2,495
       ===       ===      =====      ===       ===       ===      =====     =====
       546       294      1,153      649       768       435      3,999     2,234
       (29)       (1)       (43)      (5)      (57)      (10)      (182)      (10)
       ---       ---      -----      ---       ---       ---      -----     -----
       517       293      1,110      644       711       425      3,817     2,224
       ===       ===      =====      ===       ===       ===      =====     =====
        14         4         81       49        54        43        491       256
        --        (1)        (1)      --       (25)       --        (49)       (1)
       ---       ---      -----      ---       ---       ---      -----     -----
        14         3         80       49        29        43        442       255
       ===       ===      =====      ===       ===       ===      =====     =====
       290       130        875      317       386       186      2,423       811
        (3)       --        (71)      (1)      (84)       (1)       (59)       (2)
       ---       ---      -----      ---       ---       ---      -----     -----
       287       130        804      316       302       185      2,364       809
       ===       ===      =====      ===       ===       ===      =====     =====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                            INTERNATIONAL EQUITY--                  MID CAP CORE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       336              114               300               126
Units Redeemed.........................................        (9)              --               (11)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       327              114               289               125
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,028              255               718               237
Units Redeemed.........................................       (20)              (1)              (24)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,008              254               694               237
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................       815              247               513               229
Units Redeemed.........................................       (34)              (1)              (22)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       781              246               491               228
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        46                7                31                16
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        46                7                31                16
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       464              121               452               113
Units Redeemed.........................................        (7)              --                (5)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       457              121               447               113
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
     MID CAP GROWTH--     MID CAP VALUE--     S&P 500 INDEX--    SMALL CAP GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
        477      198        497      208      1,155       609      421        194
        (21)      (1)       (16)      (1)       (48)       (3)     (20)        (2)
      -----      ---      -----      ---      -----     -----      ---        ---
        456      197        481      207      1,107       606      401        192
      =====      ===      =====      ===      =====     =====      ===        ===
          1       --          3       --          2        --        1         --
         --       --         --       --         --        --       --         --
      -----      ---      -----      ---      -----     -----      ---        ---
          1       --          3       --          2        --        1         --
      =====      ===      =====      ===      =====     =====      ===        ===
      1,097      434      1,402      559      3,126     1,219      942        385
        (37)      (1)       (42)     (10)       (80)       (4)     (61)        (1)
      -----      ---      -----      ---      -----     -----      ---        ---
      1,060      433      1,360      549      3,046     1,215      881        384
      =====      ===      =====      ===      =====     =====      ===        ===
        833      433      1,175      445      2,188     1,040      807        356
        (41)      (1)       (37)      (3)       (94)       (2)     (38)        (3)
      -----      ---      -----      ---      -----     -----      ---        ---
        792      432      1,138      442      2,094     1,038      769        353
      =====      ===      =====      ===      =====     =====      ===        ===
         46       16         53       11        117       121       43          8
         (1)      --         (1)      --         (8)       (1)      --         --
      -----      ---      -----      ---      -----     -----      ---        ---
         45       16         52       11        109       120       43          8
      =====      ===      =====      ===      =====     =====      ===        ===
        602      245        880      219      1,201       417      608        180
        (38)      (1)       (18)      (1)       (55)       (3)     (52)        --
      -----      ---      -----      ---      -----     -----      ---        ---
        564      244        862      218      1,146       414      556        180
      =====      ===      =====      ===      =====     =====      ===        ===

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                TOTAL RETURN--                          VALUE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      348               172                425              224
Units Redeemed.........................................      (18)               (1)               (15)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      330               171                410              223
                                                             ===               ===              =====              ===
SERIES II POLICIES
Units Issued...........................................       --                --                  1               --
Units Redeemed.........................................       --                --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       --                --                  1               --
                                                             ===               ===              =====              ===
SERIES III POLICIES
Units Issued...........................................      869               401              1,138              442
Units Redeemed.........................................      (59)               (2)               (32)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      810               399              1,106              441
                                                             ===               ===              =====              ===
SERIES IV POLICIES
Units Issued...........................................      478               300                735              393
Units Redeemed.........................................      (28)               (1)               (26)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      450               299                709              392
                                                             ===               ===              =====              ===
SERIES V POLICIES
Units Issued...........................................       30                15                 29               14
Units Redeemed.........................................       (1)               --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       29                15                 29               14
                                                             ===               ===              =====              ===
SERIES VI POLICIES
Units Issued...........................................      395               207                511              185
Units Redeemed.........................................      (48)               (2)               (17)              --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      347               205                494              185
                                                             ===               ===              =====              ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         EAGLE ASSET          MAINSTAY VP
     AMERICAN CENTURY      DREYFUS LARGE     MANAGEMENT GROWTH       LORD ABBETT
     INCOME & GROWTH--    COMPANY VALUE--        EQUITY--        DEVELOPING GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
       157        45       189        73       129        74       109         56
        (2)       --       (11)       --       (12)       --        (3)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       155        45       178        73       117        74       106         55
       ===       ===       ===       ===       ===       ===       ===        ===
         1        --        --        --        --        --        --         --
        --        --        --        --        --        --        --         --
       ---       ---       ---       ---       ---       ---       ---        ---
         1        --        --        --        --        --        --         --
       ===       ===       ===       ===       ===       ===       ===        ===
       312       127       396       160       400       248       283        127
       (15)       (1)      (15)       --       (49)       (1)      (10)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       297       126       381       160       351       247       273        127
       ===       ===       ===       ===       ===       ===       ===        ===
       301       124       296       181       326       202       255        118
       (14)       (1)      (16)       --       (47)       (1)      (15)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       287       123       280       181       279       201       240        117
       ===       ===       ===       ===       ===       ===       ===        ===
        22         2        34        12        20         6         9          6
        --        --        (1)       --        --        --        (1)        --
       ---       ---       ---       ---       ---       ---       ---        ---
        22         2        33        12        20         6         8          6
       ===       ===       ===       ===       ===       ===       ===        ===
       236        53       235        80       197       114       127         61
        (7)       --        (6)       --       (54)       --        (6)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       229        53       229        80       143       114       121         61
       ===       ===       ===       ===       ===       ===       ===        ===

--------------------------------------------------------------------------------


                                                                 COLONIAL SMALL CAP
                                           ALGER AMERICAN           VALUE FUND,       DREYFUS IP TECHNOLOGY
                                       SMALL CAPITALIZATION--    VARIABLE SERIES--          GROWTH--
                                           CLASS S SHARES             CLASS B            SERVICE SHARES
                                       -----------------------   ------------------   ---------------------
                                        2004(f)      2003(b)          2004(g)          2004(f)     2003(b)
                                       --------------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     161           55               49              191         105
Units Redeemed.......................      (6)          --               --              (18)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     155           55               49              173         104
                                          ===          ===              ===              ===         ===
SERIES II POLICIES
Units Issued.........................       1           --                1               --          --
Units Redeemed.......................      --           --               --               --          --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............       1           --                1               --          --
                                          ===          ===              ===              ===         ===
SERIES III POLICIES
Units Issued.........................     332          130               29              396         248
Units Redeemed.......................     (10)          --               --              (19)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     322          130               29              377         247
                                          ===          ===              ===              ===         ===
SERIES IV POLICIES
Units Issued.........................     315          132               41              307         230
Units Redeemed.......................     (15)          --               --              (25)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     300          132               41              282         230
                                          ===          ===              ===              ===         ===
SERIES V POLICIES
Units Issued.........................      17            2               --               11           9
Units Redeemed.......................      (1)          --               --               (2)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............      16            2               --                9           9
                                          ===          ===              ===              ===         ===
SERIES VI POLICIES
Units Issued.........................     166           41               27              173         112
Units Redeemed.......................      (2)          --               --              (30)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     164           41               27              143         112
                                          ===          ===              ===              ===         ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      FIDELITY(R) VIP     FIDELITY(R) VIP      FIDELITY(R)        JANUS ASPEN
      CONTRAFUND(R)--     EQUITY-INCOME--     VIP MID CAP--    SERIES BALANCED--
      SERVICE CLASS 2     SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
     -----------------   -----------------   ---------------   ------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004    2003(c)   2004(f)   2003(b)
     ----------------------------------------------------------------------------
        661      321        578      253     1,908     199        538      413
        (24)      (3)       (19)      (2)     (70)      --        (24)      (3)
      -----      ---      -----      ---     -----     ---      -----      ---
        637      318        559      251     1,838     199        514      410
      =====      ===      =====      ===     =====     ===      =====      ===
          3       --          1       --        7       --          1       --
         --       --         --       --       --       --         --       --
      -----      ---      -----      ---     -----     ---      -----      ---
          3       --          1       --        7       --          1       --
      =====      ===      =====      ===     =====     ===      =====      ===
      1,688      617      1,379      505     1,452     110      1,179      781
        (38)      (1)       (31)      (1)     (22)      (3)       (63)      (2)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,650      616      1,348      504     1,430     107      1,116      779
      =====      ===      =====      ===     =====     ===      =====      ===
      1,580      469      1,174      424      951       95      1,202      726
        (43)      (2)       (53)      (3)     (26)      --        (55)      (4)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,537      467      1,121      421      925       95      1,147      722
      =====      ===      =====      ===     =====     ===      =====      ===
        113       29        123       71       77        4         83       42
         (2)      (1)       (11)      --       --       --        (24)      --
      -----      ---      -----      ---     -----     ---      -----      ---
        111       28        112       71       77        4         59       42
      =====      ===      =====      ===     =====     ===      =====      ===
        977      219        889      261      625       44        652      388
        (22)      --        (18)      (1)      (5)      --        (35)      (1)
      -----      ---      -----      ---     -----     ---      -----      ---
        955      219        871      260      620       44        617      387
      =====      ===      =====      ===     =====     ===      =====      ===

--------------------------------------------------------------------------------



                                                              JANUS ASPEN SERIES                   MFS(R) INVESTORS
                                                              WORLDWIDE GROWTH--                    TRUST SERIES--
                                                                SERVICE SHARES                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      188               122               60                12
Units Redeemed.........................................      (12)               (1)              (2)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      176               121               58                12
                                                             ===               ===               ==                ==
SERIES II POLICIES
Units Issued...........................................       --                --               --                --
Units Redeemed.........................................       --                --               --                --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       --                --               --                --
                                                             ===               ===               ==                ==
SERIES III POLICIES
Units Issued...........................................      431               223               46                32
Units Redeemed.........................................      (19)               --               (2)               (3)
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      412               223               44                29
                                                             ===               ===               ==                ==
SERIES IV POLICIES
Units Issued...........................................      349               196               53                43
Units Redeemed.........................................      (29)               (1)              (5)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      320               195               48                43
                                                             ===               ===               ==                ==
SERIES V POLICIES
Units Issued...........................................       33                 2                3                 1
Units Redeemed.........................................       (2)               --               (1)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       31                 2                2                 1
                                                             ===               ===               ==                ==
SERIES VI POLICIES
Units Issued...........................................      167                88               53                17
Units Redeemed.........................................       (5)               --               (4)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      162                88               49                17
                                                             ===               ===               ==                ==

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                               NEUBERGER BERMAN
          MFS(R)               MFS(R)             AMT MID-CAP        T. ROWE PRICE
     RESEARCH SERIES--   UTILITIES SERIES--        GROWTH--          EQUITY INCOME
       SERVICE CLASS        SERVICE CLASS           CLASS S          PORTFOLIO--II
     -----------------   -------------------   -----------------   -----------------
     2004(f)   2003(b)   2004(d)    2003(b)    2004(f)   2003(b)   2004(f)   2003(b)
     -------------------------------------------------------------------------------
       42        35       1,111        --        110        1         563      228
       (3)       --         (19)       --         (2)      --         (22)      (4)
       --        --       -----        --        ---       --       -----      ---
       39        35       1,092        --        108        1         541      224
       ==        ==       =====        ==        ===       ==       =====      ===
       --        --          12        --         --       --           2       --
       --        --          --        --         --       --          --       --
       --        --       -----        --        ---       --       -----      ---
       --        --          12        --         --       --           2       --
       ==        ==       =====        ==        ===       ==       =====      ===
       77        58         761         7        122       10       1,651      519
       (5)       --          (5)       --         (2)      --         (41)      (1)
       --        --       -----        --        ---       --       -----      ---
       72        58         756         7        120       10       1,610      518
       ==        ==       =====        ==        ===       ==       =====      ===
       92        43         445         5         95       24       1,532      481
       (4)       --          (6)       --         (3)      --         (69)      (3)
       --        --       -----        --        ---       --       -----      ---
       88        43         439         5         92       24       1,463      478
       ==        ==       =====        ==        ===       ==       =====      ===
        1         1          27         1         18        7         162       85
       --        --          --        --         (1)      --          (9)      (1)
       --        --       -----        --        ---       --       -----      ---
        1         1          27         1         17        7         153       84
       ==        ==       =====        ==        ===       ==       =====      ===
       44        25         452        --        150        5         963      292
       (1)       --          (1)       --        (79)      --         (22)      --
       --        --       -----        --        ---       --       -----      ---
       43        25         451        --         71        5         941      292
       ==        ==       =====        ==        ===       ==       =====      ===

--------------------------------------------------------------------------------



                                                                     VAN KAMPEN UIF                  VICTORY VIF
                                                                        EMERGING                     DIVERSIFIED
                                                                    MARKETS EQUITY--                   STOCK--
                                                                        CLASS II                    CLASS A SHARES
                                                                -------------------------           --------------
                                                                2004(f)           2003(b)              2004(e)
                                                                --------------------------------------------------
SERIES I POLICIES
Units Issued................................................      109                31                  202
Units Redeemed..............................................       (6)               --                  (18)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      103                31                  184
                                                                  ===               ===                  ===
SERIES II POLICIES
Units Issued................................................       --                --                   --
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................       --                --                   --
                                                                  ===               ===                  ===
SERIES III POLICIES
Units Issued................................................      230               108                  107
Units Redeemed..............................................      (33)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      197               108                  106
                                                                  ===               ===                  ===
SERIES IV POLICIES
Units Issued................................................      239                53                  148
Units Redeemed..............................................       (5)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      234                53                  147
                                                                  ===               ===                  ===
SERIES V POLICIES
Units Issued................................................        6                --                    1
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................        6                --                    1
                                                                  ===               ===                  ===
SERIES VI POLICIES
Units Issued................................................      125                22                   91
Units Redeemed..............................................       (3)               --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      122                22                   91
                                                                  ===               ===                  ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001 and 2000:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ---------------------------------------------------
                                                         2004       2003       2002       2001      2000
                                                       ---------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $165,678   $196,827   $216,196   $158,984   $85,728
Units Outstanding..................................      10,346     12,616     14,282     11,339     6,588
Variable Accumulation Unit Value...................    $  16.01   $  15.60   $  15.14   $  14.02   $ 13.01
Total Return.......................................        2.6%       3.1%       8.0%       7.8%      8.3%
Investment Income Ratio............................        3.3%       3.7%       5.1%       6.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,250   $  1,536   $  2,094   $  1,100   $   167
Units Outstanding..................................          96        121        170         96        16
Variable Accumulation Unit Value...................    $  13.00   $  12.68   $  12.32   $  11.43   $ 10.62
Total Return.......................................        2.5%       2.9%       7.8%       7.6%      6.2%
Investment Income Ratio............................        3.2%       3.3%       5.5%       6.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,616   $ 64,492   $ 42,745   $  7,920   $   188
Units Outstanding..................................       4,212      5,189      3,538        706        18
Variable Accumulation Unit Value...................    $  12.73   $  12.43   $  12.08   $  11.21   $ 10.43
Total Return.......................................        2.4%       2.9%       7.7%       7.5%      4.3%
Investment Income Ratio............................        3.3%       4.2%       8.5%      13.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,522   $ 17,219   $  6,150   $     --   $    --
Units Outstanding..................................       1,276      1,552        571         --        --
Variable Accumulation Unit Value...................    $  11.39   $  11.10   $  10.77   $     --   $    --
Total Return.......................................        2.6%       3.0%       7.7%         --        --
Investment Income Ratio............................        3.4%       4.8%      18.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    274   $    356   $    137   $     --   $    --
Units Outstanding..................................          25         33         13         --        --
Variable Accumulation Unit Value...................    $  11.03   $  10.80   $  10.52   $     --   $    --
Total Return.......................................        2.2%       2.6%       5.2%         --        --
Investment Income Ratio............................        3.2%       4.5%      23.5%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $    --
Units Outstanding..................................          --         --         --         --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $    --
Total Return.......................................          --         --         --         --        --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
          -----------------------------------------------------------------------------------------------------------
          $338,179   $377,779   $330,249   $553,783   $748,887   $125,022   $163,925   $263,444   $260,067   $164,643
            20,255     23,240     25,441     29,099     29,793    100,042    130,435    208,084    205,310    133,091
          $  16.70   $  16.26   $  12.98   $  19.03   $  25.14   $   1.25   $   1.26   $   1.27   $   1.27   $   1.24
              2.7%      25.2%     (31.8%)    (24.3%)    (12.0%)     (0.6%)     (0.7%)     (0.1%)      2.4%       4.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.3%       3.6%

          $    862   $    976   $    847   $  1,333   $  1,171   $  3,728   $  3,796   $ 27,216   $ 16,214   $  4,180
               138        160        174        186        123      3,618      3,657     25,991     15,454      4,074
          $   6.26   $   6.11   $   4.88   $   7.17   $   9.48   $   1.03   $   1.04   $   1.05   $   1.05   $   1.03
              2.6%      25.0%     (31.9%)    (24.4%)     (5.2%)     (0.7%)     (0.9%)     (0.2%)      2.3%       2.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.4%       3.4%

          $ 23,810   $ 25,919   $ 13,383   $ 11,161   $  1,817   $ 40,778   $ 50,236   $ 68,335   $ 31,624   $  2,635
             4,168      4,651      3,001      1,704        210     39,941     48,830     65,803     30,376      2,586
          $   5.71   $   5.57   $   4.46   $   6.55   $   8.67   $   1.02   $   1.03   $   1.04   $   1.04   $   1.02
              2.5%      25.0%     (31.9%)    (24.5%)    (13.3%)     (0.8%)     (0.9%)     (0.3%)      2.1%       1.9%
              0.2%       0.3%       0.1%       0.2%                  0.8%       0.7%       1.3%       3.0%

          $  8,988   $  8,812   $  2,958   $     --   $     --   $ 17,481   $ 16,441   $  4,942   $     --   $     --
               937        943        396         --         --     17,751     16,593      4,949         --         --
          $   9.59   $   9.34   $   7.46   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.7%      25.2%     (25.4%)        --         --      (0.6%)     (0.8%)     (0.1%)        --         --
              0.2%       0.3%       0.5%         --                  0.9%       0.6%       1.1%         --

          $     58   $     60   $     14   $     --   $     --   $  2,339   $  2,061   $    170   $     --   $     --
                 5          5          1         --         --      2,397      2,091        170         --         --
          $  11.73   $  11.47   $   9.20   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.2%      24.7%      (8.0%)        --         --      (1.0%)     (1.2%)     (0.3%)        --         --
              0.3%       0.3%       1.1%         --                  0.8%       0.6%       1.0%         --

          $     --   $     --   $     --   $     --   $     --   $  9,581   $  2,868   $     --   $     --   $     --
                --         --         --         --         --      9,734      2,887         --         --         --
          $     --   $     --   $     --   $     --   $     --   $   0.98   $   0.99   $     --   $     --   $     --
                --         --         --         --         --      (0.9%)     (0.7%)        --         --         --
                --         --         --         --                  1.0%       0.6%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   COMMON STOCK--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $270,485   $278,265   $244,017   $359,198   $419,759
Units Outstanding..................................      12,168     13,689     14,959     16,447     15,714
Variable Accumulation Unit Value...................    $  22.23   $  20.33   $  16.31   $  21.84   $  26.71
Total Return.......................................        9.4%      24.6%     (25.3%)    (18.2%)     (4.7%)
Investment Income Ratio............................        1.4%       1.0%       0.9%       0.7%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,065   $  1,077   $  1,249   $  1,763   $  1,300
Units Outstanding..................................         137        152        219        230        139
Variable Accumulation Unit Value...................    $   7.75   $   7.10   $   5.71   $   7.65   $   9.37
Total Return.......................................        9.2%      24.4%     (25.4%)    (18.4%)     (6.3%)
Investment Income Ratio............................        1.4%       0.9%       0.9%       0.7%

SERIES III POLICIES (c)
Net Assets.........................................    $ 32,680   $ 31,601   $ 21,125   $ 15,827   $  1,542
Units Outstanding..................................       4,192      4,424      3,678      2,054        163
Variable Accumulation Unit Value...................    $   7.80   $   7.14   $   5.74   $   7.70   $   9.44
Total Return.......................................        9.1%      24.4%     (25.5%)    (18.4%)     (5.6%)
Investment Income Ratio............................        1.4%       1.2%       1.2%       1.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  9,421   $  8,754   $  2,967   $     --   $     --
Units Outstanding..................................         856        870        367         --         --
Variable Accumulation Unit Value...................    $  11.00   $  10.07   $   8.08   $     --   $     --
Total Return.......................................        9.3%      24.6%     (19.2%)        --         --
Investment Income Ratio............................        1.4%       1.3%       4.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    325   $    247   $     19   $     --   $     --
Units Outstanding..................................          26         22          2         --         --
Variable Accumulation Unit Value...................    $  12.38   $  11.37   $   9.16   $     --   $     --
Total Return.......................................        8.9%      24.1%      (8.4%)        --         --
Investment Income Ratio............................        1.6%       1.6%       6.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                             GOVERNMENT--INITIAL CLASS
    ----------------------------------------------------   ---------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001      2000
    ----------------------------------------------------------------------------------------------------------
    $162,933   $169,402   $132,023   $144,131   $125,337   $127,522   $169,701   $230,480   $115,641   $59,775
       9,263     10,078      9,467      9,385      7,873      8,248     11,183     15,260      8,293     4,508
    $  17.59   $  16.81   $  13.95   $  15.36   $  15.92   $  15.46   $  15.17   $  15.10   $  13.94   $ 13.26
        4.6%      20.5%      (9.2%)     (3.5%)     (6.3%)      1.9%       0.5%       8.3%       5.1%     10.7%
        1.8%       2.4%       2.7%       3.8%                  3.7%       3.6%       4.1%       5.4%

    $  1,516   $  1,599   $  1,651   $  1,733   $  1,356   $  1,442   $  1,957   $  3,456   $  1,420   $   281
         153        168        209        199        150        117        162        287        128        27
    $   9.93   $   9.50   $   7.89   $   8.71   $   9.04   $  12.28   $  12.07   $  12.04   $  11.13   $ 10.60
        4.5%      20.4%      (9.3%)     (3.7%)     (9.6%)      1.7%       0.3%       8.2%       5.0%      6.0%
        1.9%       2.0%       2.6%       3.9%                  3.7%       2.9%       4.5%       5.5%

    $ 41,714   $ 41,469   $ 20,475   $  9,385   $    703   $ 46,405   $ 59,899   $ 45,740   $  8,792   $    47
       4,391      4,559      2,708      1,125         81      3,823      5,017      3,842        798         5
    $   9.50   $   9.10   $   7.56   $   8.34   $   8.67   $  12.14   $  11.94   $  11.91   $  11.01   $ 10.49
        4.4%      20.3%      (9.4%)     (3.8%)     (1.3%)      1.7%       0.3%       8.1%       5.0%      5.0%
        1.9%       2.8%       4.0%       7.5%                  3.7%       4.2%       6.0%      10.7%

    $ 12,704   $ 12,094   $  3,675   $     --   $     --   $ 13,857   $ 17,692   $  9,291   $     --   $    --
       1,087      1,083        396         --         --      1,262      1,641        865         --        --
    $  11.68   $  11.17   $   9.27   $     --   $     --   $  10.98   $  10.78   $  10.74   $     --   $    --
        4.6%      20.5%      (7.3%)        --         --       1.8%       0.4%       7.4%         --        --
        1.9%       3.0%      11.7%         --                  3.7%       4.4%      13.1%         --

    $    246   $    193   $     13   $     --   $     --   $    361   $    508   $    168   $     --   $    --
          19         15          1         --         --         34         48         16         --        --
    $  12.96   $  12.44   $  10.37   $     --   $     --   $  10.68   $  10.52   $  10.52   $     --   $    --
        4.2%      20.0%       3.7%         --         --       1.4%         --       5.2%         --        --
        2.0%       4.1%      14.2%         --                  2.7%       5.0%      15.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                            HIGH YIELD
                                                                  CORPORATE BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $623,762   $617,551   $417,268   $426,004   $374,764
Units Outstanding..................................      27,478     30,240     27,478     28,228     25,693
Variable Accumulation Unit Value...................    $  22.70   $  20.42   $  15.19   $  15.09   $  14.59
Total Return.......................................       11.2%      34.5%       0.6%       3.4%      (7.2%)
Investment Income Ratio............................        6.9%       8.0%      10.4%      12.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  5,698   $  4,851   $  2,462   $  1,428   $    793
Units Outstanding..................................         396        375        255        149         85
Variable Accumulation Unit Value...................    $  14.38   $  12.95   $   9.65   $   9.60   $   9.29
Total Return.......................................       11.0%      34.3%       0.5%       3.3%      (7.1%)
Investment Income Ratio............................        7.5%       9.3%      15.7%      14.2%

SERIES III POLICIES (c)
Net Assets.........................................    $124,365   $118,930   $ 43,111   $ 15,118   $    498
Units Outstanding..................................       8,808      9,345      4,546      1,601         54
Variable Accumulation Unit Value...................    $  14.12   $  12.73   $   9.48   $   9.44   $   9.15
Total Return.......................................       10.9%      34.2%       0.4%       3.2%      (8.5%)
Investment Income Ratio............................        7.2%       9.3%      17.1%      28.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 42,153   $ 35,842   $  7,503   $     --   $     --
Units Outstanding..................................       2,920      2,759        776         --         --
Variable Accumulation Unit Value...................    $  14.44   $  12.99   $   9.67   $     --   $     --
Total Return.......................................       11.1%      34.4%      (3.3%)        --         --
Investment Income Ratio............................        7.5%      10.4%      44.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,399   $  1,542   $     66   $     --   $     --
Units Outstanding..................................          92        112          6         --         --
Variable Accumulation Unit Value...................    $  15.22   $  13.75   $  10.27   $     --   $     --
Total Return.......................................       10.7%      33.9%       2.7%         --         --
Investment Income Ratio............................        8.8%      11.9%      50.4%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                  MAINSTAY VP
          INTERNATIONAL EQUITY--INITIAL CLASS              MID CAP CORE--INITIAL CLASS
    -----------------------------------------------   -------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001
    ---------------------------------------------------------------------------------------
    $52,910   $34,845   $23,569   $19,878   $23,737   $38,315   $24,078   $15,024   $ 6,859
      2,925     2,229     1,933     1,537     1,556     2,964     2,245     1,872       734
    $ 18.09   $ 15.63   $ 12.19   $ 12.94   $ 15.26   $ 12.92   $ 10.73   $  8.03   $  9.35
      15.7%     28.2%     (5.7%)   (15.2%)   (19.2%)    20.5%     33.6%    (14.1%)    (6.5%)
       1.1%      2.1%      1.5%      1.4%                0.6%      0.5%      0.4%      0.4%

    $   577   $   425   $   257   $   254   $   169   $   155   $   170   $    69   $    --
         52        45        34        32        18        11        15         8        --
    $ 11.02   $  9.54   $  7.45   $  7.92   $  9.35   $ 13.93   $ 11.57   $  8.67   $    --
      15.5%     28.0%     (5.9%)   (15.3%)    (6.5%)    20.3%     33.4%    (13.3%)       --
       0.9%      0.4%      0.2%      0.6%                0.4%      0.5%      0.5%        --

    $15,214   $10,625   $ 3,599   $ 1,063   $   111   $15,820   $11,573   $ 3,510   $   241
      1,377     1,110       481       134        12     1,182     1,040       420        25
    $ 11.05   $  9.57   $  7.48   $  7.95   $  9.40   $ 13.39   $ 11.13   $  8.35   $  9.74
      15.5%     27.9%     (5.9%)   (15.4%)    (6.0%)    20.3%     33.3%    (14.3%)    (2.6%)
       1.1%      2.3%      2.5%      1.8%                0.5%      0.6%      0.7%      1.3%

    $ 4,582   $ 3,285   $   707   $    --   $    --   $ 5,835   $ 4,278   $ 1,240   $    --
        351       291        80        --        --       445       393       152        --
    $ 13.07   $ 11.30   $  8.82   $    --   $    --   $ 13.10   $ 10.88   $  8.14   $    --
      15.7%     28.1%    (11.8%)       --        --     20.4%     33.5%    (18.6%)       --
       1.0%      2.6%      5.9%        --                0.5%      0.5%      1.0%        --

    $   375   $    62   $    14   $    --   $    --   $    24   $    45   $    10   $    --
         26         5         1        --        --         2         4         1        --
    $ 14.39   $ 12.49   $  9.79   $    --   $    --   $ 15.47   $ 12.90   $  9.70   $    --
      15.2%     27.6%     (2.1%)       --        --     20.0%     33.0%     (3.0%)       --
       1.4%      2.1%      6.6%        --                0.3%      0.6%      1.1%        --

    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
         --        --        --        --                  --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                     MAINSTAY VP                             MAINSTAY VP
                                            MID CAP GROWTH--INITIAL CLASS           MID CAP VALUE--INITIAL CLASS
                                         ------------------------------------   -------------------------------------
                                          2004      2003      2002      2001     2004      2003      2002      2001
                                         ----------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................  $54,207   $36,546   $11,317   $7,773   $89,742   $65,297   $44,528   $17,502
Units Outstanding......................    4,905     3,998     1,768      855     7,353     6,201     5,378     1,781
Variable Accumulation Unit Value.......  $ 11.05   $  9.14   $  6.40   $ 9.09   $ 12.20   $ 10.53   $  8.28   $  9.83
Total Return...........................    20.9%     42.8%    (29.6%)   (9.1%)    15.9%     27.2%    (15.8%)    (1.7%)
Investment Income Ratio................       --        --        --       --      0.9%      1.1%      1.3%      1.6%

SERIES II POLICIES (b)
Net Assets.............................  $   292   $   198   $   142   $   55   $   807   $   678   $   549   $   109
Units Outstanding......................       21        17        17        5        67        65        67        11
Variable Accumulation Unit Value.......  $ 14.10   $ 11.68   $  8.19   $11.65   $ 12.10   $ 10.45   $  8.23   $  9.78
Total Return...........................    20.7%     42.6%    (29.7%)   16.5%     15.7%     27.0%    (15.9%)    (2.2%)
Investment Income Ratio................       --        --        --       --      0.9%      1.0%      1.6%      2.4%

SERIES III POLICIES (c)
Net Assets.............................  $22,005   $17,706   $ 3,961   $  365   $40,034   $30,861   $15,132   $ 1,409
Units Outstanding......................    1,958     1,901       606       39     3,255     2,903     1,806       141
Variable Accumulation Unit Value.......  $ 11.24   $  9.32   $  6.54   $ 9.30   $ 12.30   $ 10.63   $  8.38   $  9.96
Total Return...........................    20.7%     42.5%    (29.7%)   (7.0%)    15.7%     26.9%    (15.9%)    (0.4%)
Investment Income Ratio................       --        --        --       --      0.9%      1.2%      2.1%      3.2%

SERIES IV POLICIES (d)
Net Assets.............................  $ 7,944   $ 5,924   $ 1,392   $   --   $13,799   $11,463   $ 3,414   $    --
Units Outstanding......................      657       592       199       --     1,158     1,114       422        --
Variable Accumulation Unit Value.......  $ 12.09   $ 10.01   $  7.01   $   --   $ 11.92   $ 10.29   $  8.09   $    --
Total Return...........................    20.8%     42.7%    (29.9%)      --     15.9%     27.1%    (19.1%)       --
Investment Income Ratio................       --        --        --       --      0.9%      1.3%      3.9%        --

SERIES V POLICIES (e)
Net Assets.............................  $   106   $   107   $    15   $   --   $   378   $   302   $   113   $    --
Units Outstanding......................        6         7         2       --        32        29        14        --
Variable Accumulation Unit Value.......  $ 17.45   $ 14.50   $ 10.20   $   --   $ 11.97   $ 10.37   $  8.19   $    --
Total Return...........................    20.4%     42.1%      2.0%       --     15.4%     26.6%    (18.1%)       --
Investment Income Ratio................       --        --        --       --      0.8%      1.2%      3.5%        --

SERIES VI POLICIES (f)
Net Assets.............................  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Units Outstanding......................       --        --        --       --        --        --        --        --
Variable Accumulation Unit Value.......  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Total Return...........................       --        --        --       --        --        --        --        --
Investment Income Ratio................       --        --        --       --        --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                     MAINSTAY VP
                S&P 500 INDEX--INITIAL CLASS                  SMALL CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002      2001
    ---------------------------------------------------------------------------------------------
    $533,383   $535,415   $447,495   $647,391   $755,167   $45,369   $40,155   $ 17,889   $12,197
      23,603     25,814     27,274     30,265     30,595     4,375     4,177      2,600     1,286
    $  22.60   $  20.74   $  16.41   $  21.39   $  24.68   $ 10.37   $  9.61   $   6.88   $  9.48
        9.0%      26.4%     (23.3%)    (13.3%)    (10.6%)     7.9%     39.7%     (27.4%)    (5.2%)
        1.5%       1.4%       1.2%       1.0%                   --        --         --        --

    $  1,797   $  1,788   $  1,559   $  1,826   $  1,266   $   449   $   426   $    267   $   268
         210        227        250        224        135        42        43         38        28
    $   8.56   $   7.87   $   6.23   $   8.14   $   9.40   $ 10.63   $  9.86   $   7.07   $  9.76
        8.8%      26.2%     (23.4%)    (13.4%)     (6.0%)     7.7%     39.5%     (27.5%)    (2.4%)
        1.5%       1.3%       1.4%       1.1%                   --        --         --        --

    $ 76,899   $ 70,812   $ 37,642   $ 16,799   $  1,988   $18,573   $17,970   $  5,362   $   786
       9,241      9,253      6,206      2,120        217     1,804     1,879        782        83
    $   8.32   $   7.65   $   6.07   $   7.92   $   9.16   $ 10.30   $  9.56   $   6.86   $  9.47
        8.7%      26.2%     (23.5%)    (13.5%)     (8.4%)     7.7%     39.4%     (27.6%)    (5.3%)
        1.5%       1.6%       1.8%       2.3%                   --        --         --        --

    $ 21,843   $ 19,067   $  5,417   $     --   $     --   $ 8,101   $ 7,514   $  1,798   $    --
       1,935      1,839        660         --         --       726       726        243        --
    $  11.29   $  10.37   $   8.20   $     --   $     --   $ 11.16   $ 10.35   $   7.41   $    --
        8.9%      26.4%     (18.0%)        --         --      7.8%     39.7%     (25.9%)       --
        1.6%       1.8%       6.1%         --                   --        --         --        --

    $    414   $    264   $     76   $     --   $     --   $   130   $   126   $     14   $    --
          31         21          8         --         --        10        11          2        --
    $  13.43   $  12.39   $   9.84   $     --   $     --   $ 12.41   $ 11.55   $   8.31   $    --
        8.5%      25.8%      (1.6%)        --         --      7.4%     39.1%     (16.9%)       --
        1.6%       1.7%       8.6%         --                   --        --         --        --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
          --         --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   TOTAL RETURN--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $216,659   $233,917   $213,473   $296,704   $338,661
Units Outstanding..................................      12,145     13,754     14,813     16,939     17,027
Variable Accumulation Unit Value...................    $  17.84   $  17.01   $  14.41   $  17.52   $  19.89
Total Return.......................................        4.9%      18.0%     (17.7%)    (11.9%)     (5.7%)
Investment Income Ratio............................        1.6%       1.9%       2.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    724   $  1,895   $  1,847   $  2,444   $  2,730
Units Outstanding..................................          88        242        278        302        297
Variable Accumulation Unit Value...................    $   8.20   $   7.83   $   6.64   $   8.09   $   9.20
Total Return.......................................        4.7%      17.8%     (17.8%)    (12.1%)     (8.0%)
Investment Income Ratio............................        1.0%       1.7%       2.4%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,718   $ 21,510   $ 11,221   $  5,557   $    495
Units Outstanding..................................       2,767      2,868      1,762        717         56
Variable Accumulation Unit Value...................    $   7.85   $   7.50   $   6.37   $   7.75   $   8.82
Total Return.......................................        4.7%      17.8%     (17.9%)    (12.1%)    (11.8%)
Investment Income Ratio............................        1.7%       2.3%       3.6%       5.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,866   $  6,662   $  2,063   $     --   $     --
Units Outstanding..................................         636        647        236         --         --
Variable Accumulation Unit Value...................    $  10.79   $  10.29   $   8.73   $     --   $     --
Total Return.......................................        4.8%      18.0%     (12.7%)        --         --
Investment Income Ratio............................        1.7%       2.6%      11.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    351   $    305   $     12   $     --   $     --
Units Outstanding..................................          29         26          1         --         --
Variable Accumulation Unit Value...................    $  12.19   $  11.67   $   9.93   $     --   $     --
Total Return.......................................        4.4%      17.5%      (0.7%)        --         --
Investment Income Ratio............................        1.8%       3.1%      23.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                              MAINSTAY VP
                        MAINSTAY VP                                         AMERICAN CENTURY
                    VALUE--INITIAL CLASS                             INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------------------
    $205,052   $202,324   $169,824   $213,977   $168,711   $46,438   $44,045   $ 43,336   $ 55,929   $ 60,445
      10,255     11,104     11,706     11,482      8,963     4,151     4,374      5,461      5,593      5,454
    $  19.99   $  18.22   $  14.51   $  18.64   $  18.82   $ 11.19   $ 10.07   $   7.94   $  10.00   $  11.08
        9.7%      25.6%     (22.2%)     (1.0%)     11.3%     11.1%     26.9%     (20.6%)     (9.8%)    (12.0%)
        1.1%       1.6%       1.4%       1.6%                 1.7%      1.4%       1.1%       0.8%

    $  1,017   $  1,072   $    903   $    802   $    239   $   316   $   309   $    213   $     71   $    154
          87        101        106         73         22        34        37         32          9         17
    $  11.66   $  10.64   $   8.49   $  10.92   $  11.04   $  9.24   $  8.33   $   6.57   $   8.29   $   9.21
        9.6%      25.4%     (22.3%)     (1.1%)     10.4%     10.9%     26.7%     (20.8%)    (10.0%)     (7.9%)
        1.1%       1.6%       1.5%       2.2%                 1.7%      1.6%       1.8%       0.9%

    $ 40,492   $ 36,811   $ 22,026   $ 10,836   $     69   $ 8,690   $ 7,574   $  3,274   $  1,388   $    218
       3,635      3,619      2,714      1,037          7       959       927        507        170         24
    $  11.14   $  10.17   $   8.11   $  10.44   $  10.57   $  9.06   $  8.17   $   6.45   $   8.15   $   9.05
        9.5%      25.4%     (22.3%)     (1.2%)      5.7%     10.9%     26.7%     (20.8%)     (9.9%)     (9.5%)
        1.2%       1.8%       2.1%       3.9%                 1.8%      1.8%       1.7%       1.6%

    $ 11,987   $ 11,041   $  3,870   $     --   $     --   $ 2,452   $ 2,018   $    529   $     --   $     --
       1,135      1,147        505         --         --       214       195         65         --         --
    $  10.56   $   9.63   $   7.67   $     --   $     --   $ 11.48   $ 10.34   $   8.15   $     --   $     --
        9.7%      25.5%     (23.3%)        --         --     11.0%     26.8%     (18.5%)        --         --
        1.2%       1.9%       6.1%         --                 1.8%      1.9%       6.2%         --

    $    234   $    230   $     50   $     --   $     --   $    12   $     1   $     --   $     --   $     --
          21         22          6         --         --         1        --         --         --         --
    $  11.40   $  10.43   $   8.34   $     --   $     --   $ 12.65   $ 11.44   $     --   $     --   $     --
        9.2%      25.0%     (16.6%)        --         --     10.6%     14.4%         --         --         --
        1.1%       2.0%       8.9%         --                 1.1%      4.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
          --         --         --         --                   --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         MAINSTAY VP
                                                                           DREYFUS
                                                              LARGE COMPANY VALUE--INITIAL CLASS
                                                       ------------------------------------------------
                                                        2004      2003       2002      2001      2000
                                                       ------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $37,374   $34,701   $ 34,818   $44,680   $37,822
Units Outstanding..................................      3,342     3,407      4,314     4,211     3,356
Variable Accumulation Unit Value...................    $ 11.18   $ 10.18   $   8.07   $ 10.61   $ 11.27
Total Return.......................................       9.8%     26.2%     (23.9%)    (5.9%)     5.1%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $   395   $   374   $    309   $   336   $   178
Units Outstanding..................................         38        40         41        34        17
Variable Accumulation Unit Value...................    $ 10.34   $  9.43   $   7.49   $  9.86   $ 10.49
Total Return.......................................       9.7%     26.0%     (24.0%)    (6.0%)     4.9%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $13,234   $11,630   $  5,637   $ 4,231   $   147
Units Outstanding..................................      1,296     1,249        762       434        14
Variable Accumulation Unit Value...................    $ 10.21   $  9.31   $   7.40   $  9.74   $ 10.37
Total Return.......................................       9.6%     25.9%     (24.1%)    (6.1%)     3.7%
Investment Income Ratio............................       1.0%      1.0%       0.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 3,137   $ 2,835   $    810   $    --   $    --
Units Outstanding..................................        284       281        101        --        --
Variable Accumulation Unit Value...................    $ 11.06   $ 10.07   $   7.99   $    --   $    --
Total Return.......................................       9.8%     26.1%     (20.1%)       --        --
Investment Income Ratio............................       1.0%      1.1%       2.5%        --

SERIES V POLICIES (e)
Net Assets.........................................    $   273   $    46   $     --   $    --   $    --
Units Outstanding..................................         19         3         --        --        --
Variable Accumulation Unit Value...................    $ 14.52   $ 13.28   $     --   $    --   $    --
Total Return.......................................       9.3%     32.8%         --        --        --
Investment Income Ratio............................       1.0%      1.8%         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $    --   $    --
Units Outstanding..................................         --        --         --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $    --   $    --
Total Return.......................................         --        --         --        --        --
Investment Income Ratio............................         --        --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       MAINSTAY VP                                          MAINSTAY VP
                       EAGLE ASSET                                          LORD ABBETT
                        MANAGEMENT                                          DEVELOPING
               GROWTH EQUITY--INITIAL CLASS                            GROWTH--INITIAL CLASS
    --------------------------------------------------   -------------------------------------------------
     2004      2003       2002       2001       2000      2004      2003       2002      2001       2000
    ------------------------------------------------------------------------------------------------------
    $79,285   $97,271   $ 82,525   $132,751   $157,719   $24,385   $25,669   $ 17,566   $25,662   $ 29,808
      6,615     7,818      8,375      9,537      9,323     2,817     3,094      2,893     2,959      3,141
    $ 11.98   $ 12.44   $   9.85   $  13.92   $  16.92   $  8.66   $  8.30   $   6.07   $  8.67   $   9.49
      (3.7%)    26.3%     (29.2%)    (17.7%)    (11.2%)     4.4%     36.6%     (30.0%)    (8.6%)    (20.2%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $   473   $   633   $    479   $    537   $    528   $   174   $   225   $    109   $    52   $     85
         71        91         87         69         55        21        28         19         6          9
    $  6.70   $  6.96   $   5.52   $   7.81   $   9.51   $  8.28   $  7.95   $   5.83   $  8.33   $   9.13
      (3.8%)    26.1%     (29.3%)    (17.9%)     (4.9%)     4.2%     36.4%     (30.1%)    (8.8%)     (8.7%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $13,389   $16,377   $  8,998   $  9,015   $  1,686   $ 5,538   $ 5,667   $  1,601   $   906   $     40
      2,343     2,754      1,907      1,350        207       666       710        273       108          4
    $  5.72   $  5.95   $   4.72   $   6.68   $   8.13   $  8.32   $  7.99   $   5.86   $  8.38   $   9.19
      (3.9%)    26.0%     (29.4%)    (17.8%)    (18.7%)     4.2%     36.3%     (30.1%)    (8.8%)     (8.1%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $ 3,497   $ 3,610   $  1,117   $     --   $     --   $ 1,530   $ 1,394   $    321   $    --   $     --
        364       362        141         --         --       139       132         42        --         --
    $  9.60   $  9.97   $   7.90   $     --   $     --   $ 11.00   $ 10.54   $   7.72   $    --   $     --
      (3.7%)    26.2%     (21.0%)        --         --      4.3%     36.5%     (22.8%)       --         --
       0.2%      0.2%       0.3%         --                   --        --         --        --

    $    77   $    48   $     --   $     --   $     --   $    14   $     8   $     --   $    --   $     --
          7         4         --         --         --         1         1         --        --         --
    $ 11.58   $ 12.08   $   9.60   $     --   $     --   $ 13.64   $ 13.13   $     --   $    --   $     --
      (4.1%)    25.8%      (4.0%)        --         --      3.9%     31.3%         --        --         --
       0.3%      0.3%         --         --                   --        --         --        --

    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
         --        --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             ALGER
                                                                            AMERICAN
                                                                             SMALL
                                                                 CAPITALIZATION--CLASS O SHARES
                                                       --------------------------------------------------
                                                        2004      2003       2002       2001       2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $64,616   $60,347   $ 44,207   $ 66,445   $ 93,083
Units Outstanding..................................      6,515     6,994      7,192      7,864      7,657
Variable Accumulation Unit Value...................    $  9.92   $  8.63   $   6.15   $   8.45   $  12.16
Total Return.......................................      15.0%     40.4%     (27.3%)    (30.5%)    (28.2%)
Investment Income Ratio............................         --        --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   442   $   418   $    417   $    514   $    588
Units Outstanding..................................         64        69         97         87         69
Variable Accumulation Unit Value...................    $  6.94   $  6.05   $   4.31   $   5.94   $   8.56
Total Return.......................................      14.8%     40.2%     (27.4%)    (30.6%)    (14.4%)
Investment Income Ratio............................         --        --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $12,381   $10,455   $  5,200   $  5,162   $  1,125
Units Outstanding..................................      1,925     1,865      1,299        936        142
Variable Accumulation Unit Value...................    $  6.43   $  5.61   $   4.00   $   5.51   $   7.95
Total Return.......................................      14.7%     40.1%     (27.4%)    (30.7%)    (20.5%)
Investment Income Ratio............................         --        --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 2,438   $ 2,010   $    376   $     --   $     --
Units Outstanding..................................        185       175         46         --         --
Variable Accumulation Unit Value...................    $ 13.20   $ 11.49   $   8.19   $     --   $     --
Total Return.......................................      14.9%     40.3%     (18.1%)        --         --
Investment Income Ratio............................         --        --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $   147   $    54   $     --   $     --   $     --
Units Outstanding..................................          9         4         --         --         --
Variable Accumulation Unit Value...................    $ 15.47   $ 13.52   $     --   $     --   $     --
Total Return.......................................      14.4%     35.2%         --         --         --
Investment Income Ratio............................         --        --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $     --
Units Outstanding..................................         --        --         --         --         --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $     --
Total Return.......................................         --        --         --         --         --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       AMSOUTH                               AMSOUTH                               AMSOUTH
                       ENHANCED                           INTERNATIONAL                             LARGE
                     MARKET FUND                           EQUITY FUND                            CAP FUND
          ----------------------------------   -----------------------------------   -----------------------------------
           2004     2003     2002     2001      2004     2003     2002      2001      2004     2003     2002      2001
          --------------------------------------------------------------------------------------------------------------
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $2,576   $2,415   $1,562   $ 1,112   $  558   $  361   $   139   $   116   $3,896   $3,889   $ 2,526   $ 1,883
             288      293      239       127       44       36        21        14      460      478       385       216
          $ 8.94   $ 8.24   $ 6.53   $  8.75   $12.65   $10.16   $  6.71   $  8.16   $ 8.46   $ 8.13   $  6.57   $  8.72
            8.5%    26.2%    25.4%    (12.5%)   24.5%    51.3%    (17.7%)   (18.4%)    4.1%    23.8%    (24.7%)   (12.8%)
            0.9%     0.8%     0.5%      0.1%       --     0.9%      0.3%        --     0.3%     0.2%      0.2%        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $  415   $  133   $   --   $    --   $  194   $   32   $    --   $    --   $  561   $  134   $    --   $    --
              34       12       --        --       12        3        --        --       49       12        --        --
          $12.23   $11.29   $   --   $    --   $15.65   $12.59   $    --   $    --   $11.42   $10.99   $    --   $    --
            8.4%    12.9%       --        --    24.3%    25.9%        --        --     3.9%     9.9%        --        --
            1.1%     1.1%       --        --       --     3.1%        --        --     0.4%     0.4%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                      CALVERT
                                                         AMSOUTH                                      SOCIAL
                                                      MID CAP FUND                                   BALANCED
                                          -------------------------------------   -----------------------------------------------
                                           2004      2003      2002      2001      2004      2003      2002      2001      2000
                                          ---------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................  $    --   $    --   $    --   $    --   $30,071   $27,683   $23,139   $27,380   $26,540
Units Outstanding.......................       --        --        --        --     1,684     1,655     1,627     1,668     1,484
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 17.86   $ 16.73   $ 14.22   $ 16.41   $ 17.89
Total Return............................       --        --        --        --      6.8%     17.7%    (13.4%)    (8.3%)    (4.5%)
Investment Income Ratio.................       --        --        --        --      1.7%      2.0%      2.7%      3.9%

SERIES II POLICIES (b)
Net Assets..............................  $    --   $    --   $    --   $    --   $   157   $   125   $   111   $    98   $   103
Units Outstanding.......................       --        --        --        --        17        14        15        11        11
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $  9.29   $  8.71   $  7.42   $  8.57   $  9.36
Total Return............................       --        --        --        --      6.6%     17.5%    (13.5%)    (8.4%)    (6.4%)
Investment Income Ratio.................       --        --        --        --      1.6%      1.8%      3.1%      3.6%

SERIES III POLICIES (c)
Net Assets..............................  $ 1,695   $ 1,412   $   826   $   515   $10,514   $ 8,419   $ 3,779   $ 1,957   $   177
Units Outstanding.......................      199       189       146        70     1,166       995       524       235        19
Variable Accumulation Unit Value........  $  8.50   $  7.48   $  5.66   $  7.38   $  9.02   $  8.46   $  7.21   $  8.34   $  9.10
Total Return............................    13.7%     32.0%    (23.2%)   (26.2%)     6.5%     17.4%    (13.5%)    (8.4%)    (9.0%)
Investment Income Ratio.................       --        --        --        --      1.8%      2.6%      4.1%      7.3%

SERIES IV POLICIES (d)
Net Assets..............................  $    --   $    --   $    --   $    --   $ 4,417   $ 2,279   $   352   $    --   $    --
Units Outstanding.......................       --        --        --        --       382       210        38        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 11.58   $ 10.85   $  9.23   $    --   $    --
Total Return............................       --        --        --        --      6.7%     17.6%     (7.7%)       --        --
Investment Income Ratio.................       --        --        --        --      2.1%      3.5%     10.3%        --

SERIES V POLICIES (e)
Net Assets..............................  $    --   $    --   $    --   $    --   $   751   $    70   $     5   $    --   $    --
Units Outstanding.......................       --        --        --        --        60         6         1        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 12.55   $ 11.81   $ 10.08   $    --   $    --
Total Return............................       --        --        --        --      6.3%     17.1%      0.8%        --        --
Investment Income Ratio.................       --        --        --        --      2.7%      4.6%     24.6%        --

SERIES VI POLICIES (f)
Net Assets..............................  $   272   $    86   $    --   $    --   $ 1,673   $   469   $    --   $    --   $    --
Units Outstanding.......................       20         7        --        --       146        43        --        --        --
Variable Accumulation Unit Value........  $ 13.37   $ 11.78   $    --   $    --   $ 11.48   $ 10.80   $    --   $    --   $    --
Total Return............................    13.5%     17.8%        --        --      6.4%      8.0%        --        --        --
Investment Income Ratio.................       --        --        --        --      2.5%      7.3%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  DREYFUS IP                                     FIDELITY(R)
                  TECHNOLOGY                                         VIP
                   GROWTH--                                    CONTRAFUND(R)--
                INITIAL SHARES                                  INITIAL CLASS
    --------------------------------------   ----------------------------------------------------
     2004      2003       2002      2001       2004       2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------
    $16,780   $17,740   $  4,790   $ 3,197   $319,270   $291,995   $238,091   $279,422   $319,564
      1,936     2,027        815       325     15,206     15,836     16,358     17,160     16,983
    $  8.67   $  8.75   $   5.88   $  9.84   $  21.00   $  18.44   $  14.56   $  16.28   $  18.82
      (0.9%)    48.9%     (40.3%)    (1.6%)     13.9%      26.7%     (10.6%)    (13.5%)     (7.9%)
         --        --         --        --       0.3%       0.5%       0.8%       0.8%

    $   113   $   182   $    156   $    23   $  1,465   $  1,321   $    981   $    883   $    452
         11        17         22         2        133        136        128        103         46
    $ 10.56   $ 10.67   $   7.18   $ 12.03   $  11.02   $   9.69   $   7.66   $   8.58   $   9.93
      (1.1%)    48.6%     (40.3%)    20.3%      13.7%      26.5%     (10.7%)    (13.6%)     (0.7%)
         --        --         --        --       0.3%       0.4%       0.8%       0.6%

    $ 8,362   $10,676   $  2,060   $   587   $ 48,944   $ 41,757   $ 19,347   $  9,054   $  1,410
        952     1,201        344        58      4,625      4,484      2,627      1,097        147
    $  8.79   $  8.89   $   5.98   $ 10.03   $  10.58   $   9.31   $   7.37   $   8.26   $   9.56
      (1.1%)    48.6%     (40.4%)     0.3%      13.6%      26.4%     (10.8%)    (13.6%)     (4.4%)
         --        --         --        --       0.3%       0.3%       0.6%       0.3%

    $ 2,402   $ 2,206   $    367   $    --   $ 14,290   $ 11,685   $  3,664   $     --   $     --
        228       207         51        --      1,149      1,070        425         --         --
    $ 10.55   $ 10.65   $   7.16   $    --   $  12.43   $  10.93   $   8.63   $     --   $     --
      (1.0%)    48.8%     (28.4%)       --      13.8%      26.6%     (13.7%)        --         --
         --        --         --        --       0.3%       0.3%         --         --

    $    29   $    32   $     --   $    --   $    526   $    398   $     53   $     --   $     --
          2         2         --        --         36         31          5         --         --
    $ 13.97   $ 14.17   $     --   $    --   $  14.73   $  12.99   $  10.30   $     --   $     --
      (1.4%)    41.7%         --        --      13.4%      26.1%       3.0%         --         --
         --        --         --        --       0.3%       0.2%         --         --

    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
         --        --         --        --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                             VIP
                                                                       EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2004       2003       2002       2001       2000
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $189,506   $179,594   $144,348   $175,541   $158,987
Units Outstanding..................................    10,725     11,179     11,548     11,501      9,762
Variable Accumulation Unit Value...................  $  17.67   $  16.07   $  12.50   $  15.26   $  16.29
Total Return.......................................     10.0%      28.5%     (18.1%)     (6.3%)      6.9%
Investment Income Ratio............................      1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $  1,372   $    877   $    626   $    529   $    286
Units Outstanding..................................       119         84         77         53         27
Variable Accumulation Unit Value...................  $  11.49   $  10.46   $   8.15   $   9.97   $  10.65
Total Return.......................................      9.8%      28.3%     (18.2%)     (6.4%)      6.5%
Investment Income Ratio............................      1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 39,178   $ 36,552   $ 20,493   $ 12,157   $    275
Units Outstanding..................................     3,465      3,548      2,552      1,237         26
Variable Accumulation Unit Value...................  $  11.31   $  10.30   $   8.03   $   9.83   $  10.51
Total Return.......................................      9.8%      28.3%     (18.3%)     (6.5%)      5.1%
Investment Income Ratio............................      1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,223   $  8,099   $  2,204   $     --   $     --
Units Outstanding..................................       801        773        270         --         --
Variable Accumulation Unit Value...................  $  11.51   $  10.47   $   8.15   $     --   $     --
Total Return.......................................      9.9%      28.5%     (18.5%)        --         --
Investment Income Ratio............................      1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    651   $    370   $     72   $     --   $     --
Units Outstanding..................................        56         35          9         --         --
Variable Accumulation Unit Value...................  $  11.54   $  10.54   $   8.24   $     --   $     --
Total Return.......................................      9.5%      27.9%     (17.6%)        --         --
Investment Income Ratio............................      1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
               BALANCED--INSTITUTIONAL SHARES                          GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $501,432   $541,659   $534,854   $607,299   $598,090   $231,574   $266,039   $250,712   $385,523   $506,390
      24,437     28,250     31,372     32,862     30,425     15,251     18,103     20,859     23,563     23,672
    $  20.52   $  19.17   $  17.05   $  18.48   $  19.66   $  15.18   $  14.70   $  12.02   $  16.36   $  21.39
        7.0%      12.5%      (7.7%)     (6.0%)     (3.6%)      3.3%      22.3%     (26.5%)    (23.5%)    (16.8%)
        2.2%       2.2%       2.4%       2.7%                  1.0%       1.1%       0.9%       0.5%

    $  2,176   $  2,620   $  2,506   $  2,538   $  1,636   $    985   $  1,136   $  1,024   $  1,111   $  1,165
         205        264        283        264        160        152        181        199        159        127
    $  10.62   $   9.94   $   8.85   $   9.61   $  10.24   $   6.46   $   6.27   $   5.13   $   7.00   $   9.16
        6.9%      12.3%      (7.9%)     (6.2%)      2.4%       3.2%      22.1%     (26.6%)    (23.6%)     (8.4%)
        2.1%       2.2%       2.5%       3.0%                  0.9%       1.0%       0.7%       0.5%

    $ 74,259   $ 79,154   $ 54,824   $ 26,039   $  2,842   $ 16,987   $ 20,011   $ 13,227   $ 11,124   $  2,806
       7,429      8,458      6,575      2,875        294      2,864      3,479      2,806      1,730        333
    $  10.00   $   9.36   $   8.34   $   9.06   $   9.65   $   5.93   $   5.75   $   4.71   $   6.43   $   8.42
        6.8%      12.2%      (7.9%)     (6.1%)     (3.5%)      3.1%      22.0%     (26.7%)    (23.6%)    (15.8%)
        2.2%       2.4%       3.1%       4.0%                  1.0%       1.4%       1.0%       0.7%

    $ 21,177   $ 21,004   $  8,129   $     --   $     --   $  6,016   $  6,275   $  2,078   $     --   $     --
       1,916      2,032        884         --         --        612        659        267         --         --
    $  11.05   $  10.33   $   9.19   $     --   $     --   $   9.83   $   9.52   $   7.79   $     --   $     --
        7.0%      12.4%      (8.1%)        --         --       3.3%      22.2%     (22.1%)        --         --
        2.3%       2.6%       5.6%         --                  1.0%       1.3%       2.5%         --

    $    647   $    513   $     82   $     --   $     --   $    135   $     84   $     --   $     --   $     --
          57         48          9         --         --         11          7         --         --         --
    $  11.42   $  10.72   $   9.57   $     --   $     --   $  12.48   $  12.13   $   9.96   $     --   $     --
        6.5%      12.0%      (4.3%)        --         --       2.9%      21.8%      (0.4%)        --         --
        2.4%       2.9%       5.1%         --                  1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                            MFS(R)
                                                                           INVESTORS
                                                                             TRUST
                                                                     SERIES--INITIAL CLASS
                                                       -------------------------------------------------
                                                        2004      2003       2002       2001      2000
                                                       -------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $24,302   $24,572   $ 22,189   $ 29,963   $29,503
Units Outstanding..................................      2,599     2,885      3,138      3,303     2,695
Variable Accumulation Unit Value...................    $  9.35   $  8.52   $   7.07   $   9.07   $ 10.95
Total Return.......................................       9.8%     20.5%     (22.1%)    (17.2%)    (1.5%)
Investment Income Ratio............................       0.6%      0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $   368   $   340   $    260   $    231   $   102
Units Outstanding..................................         44        45         41         29        11
Variable Accumulation Unit Value...................    $  8.28   $  7.55   $   6.28   $   8.07   $  9.75
Total Return.......................................       9.6%     20.3%     (22.2%)    (17.2%)    (2.5%)
Investment Income Ratio............................       0.6%      0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 6,024   $ 5,795   $  4,309   $  4,146   $   305
Units Outstanding..................................        740       780        698        522        32
Variable Accumulation Unit Value...................    $  8.14   $  7.43   $   6.18   $   7.94   $  9.60
Total Return.......................................       9.6%     20.2%     (22.2%)    (17.3%)    (4.0%)
Investment Income Ratio............................       0.6%      0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,319   $ 1,236   $    463   $     --   $    --
Units Outstanding..................................        123       126         57         --        --
Variable Accumulation Unit Value...................    $ 10.75   $  9.80   $   8.14   $     --   $    --
Total Return.......................................       9.8%     20.4%     (18.6%)        --        --
Investment Income Ratio............................       0.6%      0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    91   $    74   $     --   $     --   $    --
Units Outstanding..................................          7         6         --         --        --
Variable Accumulation Unit Value...................    $ 13.62   $ 12.46   $     --   $     --   $    --
Total Return.......................................       9.3%     24.6%         --         --        --
Investment Income Ratio............................       0.6%      0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $    --
Units Outstanding..................................         --        --         --         --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $    --
Total Return.......................................         --        --         --         --        --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                          NEUBERGER
                                                                                                            BERMAN
                        MFS(R)                                       MFS(R)                                  AMT
                       RESEARCH                                    UTILITIES                               MID-CAP
                 SERIES--INITIAL CLASS                       SERIES--INITIAL CLASS                     GROWTH--CLASS I
    -----------------------------------------------   ------------------------------------   ------------------------------------
     2004      2003      2002      2001      2000      2004     2003      2002      2001      2004     2003      2002      2001
    -----------------------------------------------------------------------------------------------------------------------------
    $34,542   $33,395   $29,511   $46,896   $50,417   $1,792   $   870   $   299   $   135   $3,795   $ 4,336   $ 1,673   $   464
      3,422     3,779     4,107     4,857     4,054      155        97        45        15      390       511       249        48
    $ 10.09   $  8.84   $  7.19   $  9.66   $ 12.44   $11.57   $  9.01   $  6.72   $  8.83   $ 9.73   $  8.49   $  6.72   $  9.64
      14.2%     23.0%    (25.6%)   (22.4%)    (6.2%)   28.4%     34.0%    (23.8%)   (11.7%)   14.7%     26.3%    (30.3%)    (3.6%)
       1.1%      0.7%      0.3%        --               1.3%      1.7%      2.4%        --       --        --        --        --

    $   298   $   307   $   270   $   376   $   586   $   23   $    16   $    10   $    --   $   59   $    69   $    26   $     1
         42        49        53        55        66        2         2         1        --        6         8         4        --
    $  7.15   $  6.27   $  5.10   $  6.87   $  8.86   $13.61   $ 10.62   $  7.93   $ 10.43   $10.02   $  8.75   $  6.94   $  9.98
      14.1%     22.8%    (25.7%)   (22.5%)   (11.4%)   28.2%     33.8%    (23.9%)     4.3%    14.5%     26.1%    (30.4%)    (0.2%)
       1.1%      0.7%      0.3%        --               1.3%      2.1%      0.3%        --       --        --        --        --

    $ 6,554   $ 6,172   $ 4,401   $ 5,269   $ 1,516   $1,955   $ 1,138   $   390   $   258   $3,531   $ 3,204   $ 1,192   $   184
        958     1,029       900       801       179      180       134        62        31      350       364       171        18
    $  6.84   $  6.00   $  4.89   $  6.58   $  8.49   $10.87   $  8.49   $  6.35   $  8.35   $10.08   $  8.81   $  6.99   $ 10.05
      14.0%     22.7%    (25.7%)   (22.5%)   (15.1%)   28.1%     33.7%    (24.0%)   (16.5%)   14.5%     26.0%    (30.5%)     0.5%
       1.1%      0.6%      0.3%        --               1.4%      2.1%      3.0%        --       --        --        --        --

    $ 1,125   $ 1,035   $   357   $    --   $    --   $  132   $   104   $    41   $    --   $  672   $   619   $   156   $    --
        102       107        45        --        --        8         8         4        --       48        51        16        --
    $ 11.07   $  9.69   $  7.89   $    --   $    --   $17.50   $ 13.64   $ 10.18   $    --   $14.01   $ 12.22   $  9.68   $    --
      14.2%     22.9%    (21.1%)       --        --    28.3%     33.9%      1.8%        --    14.6%     26.2%     (3.2%)       --
       1.1%      0.6%        --        --               1.5%      2.2%        --        --       --        --        --        --

    $    27   $     8   $    --   $    --   $    --   $   44   $    15   $    --   $    --   $  110   $    82   $    --   $    --
          2         1        --        --        --        3         1        --        --        8         7        --        --
    $ 13.44   $ 11.82   $  9.65   $    --   $    --   $15.62   $ 12.22   $    --   $    --   $13.53   $ 11.85   $  9.42   $    --
      13.7%     22.5%     (3.5%)       --        --    27.8%     22.2%        --        --    14.2%     25.8%     (5.8%)       --
       0.5%      0.2%        --        --               1.3%        --        --        --       --        --        --        --

    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
         --        --        --        --                 --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         T. ROWE PRICE
                                                                             EQUITY
                                                                        INCOME PORTFOLIO
                                                       --------------------------------------------------
                                                         2004       2003       2002      2001      2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $144,311   $117,894   $ 89,634   $85,476   $42,484
Units Outstanding..................................      10,397      9,625      9,056     7,398     3,679
Variable Accumulation Unit Value...................    $  13.88   $  12.25   $   9.90   $ 11.55   $ 11.55
Total Return.......................................       13.3%      23.7%     (14.3%)       --     11.5%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,478   $  1,524   $  1,044   $   902   $   146
Units Outstanding..................................         112        130        110        81        13
Variable Accumulation Unit Value...................    $  13.24   $  11.70   $   9.47   $ 11.07   $ 11.08
Total Return.......................................       13.2%      23.6%     (14.5%)       --     10.8%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 50,653   $ 41,615   $ 22,371   $ 9,712   $    98
Units Outstanding..................................       3,910      3,633      2,412       895         9
Variable Accumulation Unit Value...................    $  12.95   $  11.45   $   9.27   $ 10.85   $ 10.86
Total Return.......................................       13.1%      23.5%     (14.5%)       --      8.6%
Investment Income Ratio............................        1.6%       1.8%       1.9%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 13,286   $ 11,020   $  3,453   $    --   $    --
Units Outstanding..................................       1,154      1,084        420        --        --
Variable Accumulation Unit Value...................    $  11.51   $  10.17   $   8.22   $    --   $    --
Total Return.......................................       13.3%      23.7%     (17.8%)       --        --
Investment Income Ratio............................        1.6%       1.9%       3.1%        --

SERIES V POLICIES (e)
Net Assets.........................................    $    634   $    461   $    117   $    --   $    --
Units Outstanding..................................          54         45         14        --        --
Variable Accumulation Unit Value...................    $  11.68   $  10.36   $   8.41   $    --   $    --
Total Return.......................................       12.8%      23.2%     (15.9%)       --        --
Investment Income Ratio............................        1.6%       1.9%       2.7%        --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................          --         --         --        --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $    --   $    --
Total Return.......................................          --         --         --        --        --
Investment Income Ratio............................          --         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       VAN ECK                                         VAN KAMPEN
                      WORLDWIDE                                            UIF
                         HARD                                       EMERGING MARKETS
                        ASSETS                                       EQUITY--CLASS I
    ----------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000     2004      2003      2002      2001      2000
    ------------------------------------------------------------------------------------------------
    $19,773   $10,239   $ 6,351   $ 3,510   $4,929   $39,055   $33,055   $22,764   $25,016   $28,721
      1,271       805       714       378      469     3,076     3,161     3,213     3,172     3,358
    $ 15.55   $ 12.72   $  8.89   $  9.28   $10.51   $ 12.70   $ 10.46   $  7.09   $  7.89   $  8.55
      22.3%     43.1%     (4.2%)   (11.7%)    9.9%     21.4%     47.6%    (10.2%)    (7.7%)   (40.1%)
       0.3%      0.4%      0.5%      1.4%               0.7%        --        --        --

    $   292   $   190   $    49   $    29   $   25   $   164   $   697   $   109   $ 5,828   $    38
         19        15         6         3        2        18        92        21     1,019         6
    $ 15.41   $ 12.62   $  8.83   $  9.24   $10.48   $  9.15   $  7.55   $  5.12   $  5.72   $  6.21
      22.1%     42.8%     (4.3%)   (11.8%)    4.8%     21.2%     47.4%    (10.4%)    (7.9%)   (37.9%)
       0.3%      0.3%      0.3%      3.8%               0.6%        --        --        --

    $16,224   $ 5,745   $ 2,229   $   238   $   53   $ 7,050   $ 5,409   $ 2,432   $   594   $    54
      1,040       449       249        25        5       663       617       408        89         7
    $ 15.61   $ 12.79   $  8.96   $  9.37   $10.63   $ 10.63   $  8.77   $  5.96   $  6.64   $  7.22
      22.0%     42.8%     (4.4%)   (11.9%)    6.3%     21.2%     47.3%    (10.3%)    (8.0%)   (27.8%)
       0.3%      0.4%      0.2%      1.1%               0.7%        --        --        --

    $ 7,059   $ 1,461   $   326   $    --   $   --   $ 1,965   $ 1,279   $   456   $    --   $    --
        480       121        39        --       --       139       110        58        --        --
    $ 14.71   $ 12.04   $  8.42   $    --   $   --   $ 14.10   $ 11.62   $  7.88   $    --   $    --
      22.2%     43.0%    (15.8%)       --       --     21.3%     47.5%    (21.2%)       --        --
       0.2%      0.3%        --        --               0.7%        --        --        --

    $   371   $    63   $    --   $    --   $   --   $    57   $    19   $    --   $    --   $    --
         20         4        --        --       --         3         1        --        --        --
    $ 18.55   $ 15.24   $    --   $    --   $   --   $ 18.07   $ 14.95   $    --   $    --   $    --
      21.7%     52.4%        --        --       --     20.9%     49.5%        --        --        --
       0.1%        --        --        --               0.7%        --        --        --

    $ 4,069   $   348   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
        249        26        --        --       --        --        --        --        --        --
    $ 16.35   $ 13.42   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
      21.8%     34.2%        --        --       --        --        --        --        --        --
       0.1%        --        --        --                 --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                          MAINSTAY VP
                                                       MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                          BOND--         APPRECIATION--     COMMON STOCK--
                                                      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                     ----------------   ----------------   ----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 7,474   $2,929   $ 7,459   $2,760   $ 4,810   $1,842
Units Outstanding..................................      737      296       653      248       387      162
Variable Accumulation Unit Value...................  $ 10.15   $ 9.91   $ 11.42   $11.15   $ 12.44   $11.40
Total Return.......................................     2.4%    (0.9%)     2.5%    11.5%      9.1%    14.0%
Investment Income Ratio............................     4.8%    13.3%      0.1%     0.5%      1.6%     3.7%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $     6   $   --   $    --   $   --
Units Outstanding..................................        1       --         1       --        --       --
Variable Accumulation Unit Value...................  $ 10.02   $   --   $ 10.31   $   --   $ 10.00   $   --
Total Return.......................................     0.2%       --      3.1%       --        --       --
Investment Income Ratio............................    48.1%       --      0.8%       --        --       --

SERIES III POLICIES (c)
Net Assets.........................................  $19,603   $6,344   $16,081   $5,334   $10,274   $3,094
Units Outstanding..................................    1,936      640     1,396      474       832      273
Variable Accumulation Unit Value...................  $ 10.12   $ 9.91   $ 11.52   $11.26   $ 12.34   $11.34
Total Return.......................................     2.2%    (0.9%)     2.2%    12.6%      8.9%    13.4%
Investment Income Ratio............................     4.8%    17.1%      0.1%     0.6%      1.7%     4.1%

SERIES IV POLICIES (d)
Net Assets.........................................  $16,738   $5,867   $10,571   $4,522   $10,070   $3,340
Units Outstanding..................................    1,649      592       926      406       810      293
Variable Accumulation Unit Value...................  $ 10.15   $ 9.92   $ 11.41   $11.14   $ 12.43   $11.40
Total Return.......................................     2.3%    (0.8%)     2.4%    11.4%      9.0%    14.0%
Investment Income Ratio............................     5.0%    15.6%      0.1%     0.5%      1.7%     3.4%

SERIES V POLICIES (e)
Net Assets.........................................  $ 1,362   $  407   $   429   $   86   $   213   $   38
Units Outstanding..................................      136       41        38        8        17        3
Variable Accumulation Unit Value...................  $ 10.02   $ 9.83   $ 11.20   $10.98   $ 12.29   $11.32
Total Return.......................................     1.9%    (1.7%)     2.0%     9.8%      8.6%    13.2%
Investment Income Ratio............................     5.2%    14.8%      0.1%     1.3%      1.6%     2.4%

SERIES VI POLICIES (f)
Net Assets.........................................  $ 9,200   $3,343   $ 8,794   $2,186   $ 5,161   $1,484
Units Outstanding..................................      912      338       774      197       417      130
Variable Accumulation Unit Value...................  $ 10.09   $ 9.89   $ 11.36   $11.12   $ 12.37   $11.38
Total Return.......................................     2.0%    (1.1%)     2.1%    11.2%      8.7%    13.8%
Investment Income Ratio............................     5.2%    14.5%      0.1%     0.5%      1.8%     3.4%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                             MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP         HIGH YIELD        INTERNATIONAL       MAINSTAY VP
     CONVERTIBLE--       GOVERNMENT--     CORPORATE BOND--        EQUITY--        MID CAP CORE--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   -----------------   ----------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003     2004      2003
    ---------------------------------------------------------------------------------------------
    $10,142   $3,817   $ 6,080   $2,651   $33,434   $10,501   $ 5,975   $1,340   $ 5,876   $1,477
        884      347       614      272     2,643       920       441      114       414      125
    $ 11.48   $10.99   $  9.91   $ 9.75   $ 12.65   $ 11.41   $ 13.55   $11.74   $ 14.19   $11.80
       4.4%     9.9%      1.6%    (2.5%)    10.9%     14.1%     15.4%    17.4%     20.2%    18.0%
       2.4%     8.3%      5.6%    14.3%     10.1%     26.0%      1.3%     6.9%      0.5%     1.2%

    $    24   $   --   $     5   $   --   $    64   $    --   $     8   $   --   $    11   $   --
          2       --        --       --         6        --         1       --         1       --
    $ 10.11   $   --   $ 10.01   $   --   $ 10.18   $    --   $ 10.19   $   --   $ 10.19   $   --
       1.1%       --      0.1%       --      1.8%        --      1.9%       --      1.9%       --
      58.1%       --     86.3%       --     87.4%        --     10.9%       --      3.1%       --

    $23,424   $7,798   $12,875   $4,087   $94,871   $28,302   $16,793   $2,933   $13,092   $2,774
      2,039      707     1,310      422     7,556     2,495     1,262      254       931      237
    $ 11.49   $11.03   $  9.83   $ 9.69   $ 12.56   $ 11.35   $ 13.30   $11.55   $ 14.06   $11.72
       4.2%    10.3%      1.4%    (3.1%)    10.7%     13.5%     15.2%    15.5%     20.0%    17.2%
       2.5%     9.0%      5.7%    18.2%     10.2%     30.0%      1.4%     8.0%      0.5%     1.4%

    $20,014   $7,040   $11,256   $4,147   $76,786   $25,512   $13,748   $2,849   $10,128   $2,677
      1,754      644     1,136      425     6,041     2,224     1,027      246       719      228
    $ 11.41   $10.94   $  9.91   $ 9.76   $ 12.71   $ 11.47   $ 13.38   $11.60   $ 14.09   $11.73
       4.3%     9.4%      1.6%    (2.4%)    10.8%     14.7%     15.4%    16.0%     20.1%    17.3%
       2.5%     8.5%      5.6%    16.5%     10.0%     26.4%      1.3%     6.6%      0.5%     1.2%

    $ 1,466   $  533   $   706   $  421   $ 8,737   $ 2,901   $   684   $   78   $   656   $  183
        129       49        72       43       697       255        53        7        47       16
    $ 11.34   $10.91   $  9.85   $ 9.74   $ 12.54   $ 11.36   $ 12.96   $11.28   $ 14.09   $11.78
       3.9%     9.1%      1.2%    (2.6%)    10.4%     13.6%     14.9%    12.8%     19.7%    17.8%
       2.4%     9.5%      5.1%    14.0%     10.2%     27.0%      1.5%    11.7%      0.5%     3.0%

    $12,642   $3,430   $ 4,800   $1,800   $39,920   $ 9,211   $ 7,562   $1,381   $ 7,802   $1,319
      1,120      316       487      185     3,173       809       578      121       560      113
    $ 11.28   $10.85   $  9.85   $ 9.73   $ 12.58   $ 11.39   $ 13.08   $11.37   $ 13.94   $11.64
       4.0%     8.5%      1.3%    (2.7%)    10.5%     13.9%     15.0%    13.7%     19.8%    16.4%
       2.8%     9.2%      5.6%    16.2%     11.7%     29.6%      1.5%     7.6%      0.6%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                       MAINSTAY VP                            MAINSTAY VP
                                                         MID CAP          MAINSTAY VP           S&P 500
                                                         GROWTH--       MID CAP VALUE--         INDEX--
                                                      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
                                                     ----------------   ----------------   -----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     -------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 9,510   $2,376   $ 9,220   $2,399   $20,964   $ 6,828
Units Outstanding..................................      653      197       688      207     1,713       606
Variable Accumulation Unit Value...................  $ 14.56   $12.07   $ 13.41   $11.60   $ 12.24   $ 11.26
Total Return.......................................    20.6%    20.7%     15.6%    16.0%      8.7%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.4%      2.1%      4.6%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $    34   $   --   $    16   $    --
Units Outstanding..................................        1       --         3       --         2        --
Variable Accumulation Unit Value...................  $ 10.24   $   --   $ 10.29   $   --   $ 10.25   $    --
Total Return.......................................     2.4%       --      2.9%       --      2.5%        --
Investment Income Ratio............................       --       --      7.1%       --     17.1%        --

SERIES III POLICIES (c)
Net Assets.........................................  $21,257   $5,125   $25,830   $6,443   $51,775   $13,604
Units Outstanding..................................    1,494      434     1,910      550     4,261     1,215
Variable Accumulation Unit Value...................  $ 14.23   $11.82   $ 13.52   $11.72   $ 12.15   $ 11.20
Total Return.......................................    20.4%    18.2%     15.4%    17.2%      8.5%     12.0%
Investment Income Ratio............................       --       --      1.0%     3.8%      2.1%      5.6%

SERIES IV POLICIES (d)
Net Assets.........................................  $17,454   $5,111   $21,168   $5,125   $38,290   $11,688
Units Outstanding..................................    1,224      432     1,580      442     3,132     1,038
Variable Accumulation Unit Value...................  $ 14.26   $11.83   $ 13.40   $11.59   $ 12.23   $ 11.26
Total Return.......................................    20.5%    18.3%     15.6%    15.9%      8.6%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.5%      2.1%      4.6%

SERIES V POLICIES (e)
Net Assets.........................................  $   854   $  186   $   833   $  122   $ 2,782   $ 1,344
Units Outstanding..................................       61       16        63       11       229       120
Variable Accumulation Unit Value...................  $ 13.94   $11.61   $ 13.25   $11.51   $ 12.16   $ 11.24
Total Return.......................................    20.1%    16.1%     15.1%    15.1%      8.2%     12.4%
Investment Income Ratio............................       --       --      1.2%     4.3%      1.8%      5.1%

SERIES VI POLICIES (f)
Net Assets.........................................  $11,705   $2,941   $14,398   $2,519   $18,986   $ 4,649
Units Outstanding..................................      808      244     1,080      218     1,560       414
Variable Accumulation Unit Value...................  $ 14.48   $12.05   $ 13.33   $11.57   $ 12.17   $ 11.24
Total Return.......................................    20.2%    20.5%     15.2%    15.7%      8.3%     12.4%
Investment Income Ratio............................       --       --      1.3%     3.8%      2.2%      5.0%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      MAINSTAY VP                                               MAINSTAY VP         MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP       AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--    COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
    ----------------   ----------------   ----------------   ------------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003      2004      2003
    ----------------------------------------------------------------------------------------------
    $ 7,815   $2,355   $ 5,622   $1,835   $ 8,003   $2,572   $ 2,450    $  503    $ 3,119   $  821
        593      192       501      171       633      223       200        45        251       73
    $ 13.17   $12.24   $ 11.23   $10.73   $ 12.64   $11.55   $ 12.27    $11.07    $ 12.40   $11.32
       7.6%    22.4%      4.6%     7.3%      9.5%    15.5%     10.8%     10.7%       9.6%    13.2%
         --       --      2.2%     6.8%      1.4%     5.3%      2.8%      5.6%       1.2%     2.7%

    $     6   $   --   $     1   $   --   $     6   $   --   $    13    $   --    $    --   $   --
          1       --        --       --         1       --         1        --         --       --
    $ 10.30   $   --   $ 10.11   $   --   $ 10.21   $   --   $ 10.14    $   --    $ 10.00   $   --
       3.0%       --      1.1%       --      2.1%       --      1.4%        --         --       --
         --       --        --       --     15.5%       --     63.6%        --         --       --

    $16,734   $4,735   $13,524   $4,276   $19,389   $5,058   $ 5,324    $1,437    $ 6,678   $1,807
      1,265      384     1,209      399     1,546      440       423       126        541      160
    $ 13.23   $12.32   $ 11.19   $10.71   $ 12.54   $11.48   $ 12.59    $11.38    $ 12.34   $11.29
       7.4%    23.2%      4.4%     7.1%      9.2%    14.8%     10.6%     13.8%       9.3%    12.9%
         --       --      2.1%     8.3%      1.4%     6.3%      2.6%      6.1%       1.1%     2.9%

    $14,487   $4,235   $ 8,502   $3,248   $14,111   $4,598   $ 5,136    $1,389    $ 5,699   $2,039
      1,122      353       749      299     1,101      392       410       123        461      181
    $ 12.91   $12.01   $ 11.35   $10.86   $ 12.82   $11.72   $ 12.53    $11.32    $ 12.37   $11.29
       7.6%    20.1%      4.6%     8.6%      9.4%    17.2%     10.8%     13.2%       9.5%    12.9%
         --       --      2.1%     7.6%      1.4%     5.3%      2.5%      5.3%       1.1%     2.8%

    $   635   $   93   $   487   $  159   $   544   $  160   $   292    $   24    $   551   $  133
         51        8        44       15        43       14        24         2         45       12
    $ 12.54   $11.71   $ 11.01   $10.57   $ 12.51   $11.48   $ 12.35    $11.19    $ 12.22   $11.21
       7.1%    17.1%      4.2%     5.7%      9.0%    14.8%     10.3%     11.9%       9.1%    12.1%
         --       --      2.2%    10.4%      1.3%     7.5%      3.0%      4.4%       1.2%     5.2%

    $ 9,643   $2,201   $ 6,070   $2,168   $ 8,534   $2,127   $ 3,499    $  600    $ 3,804   $  907
        736      180       552      205       679      185       282        53        309       80
    $ 13.10   $12.21   $ 11.01   $10.56   $ 12.57   $11.52   $ 12.40    $11.23    $ 12.32   $11.28
       7.2%    22.1%      4.3%     5.6%      9.1%    15.2%     10.4%     12.3%       9.2%    12.8%
         --       --      2.1%     7.3%      1.5%     5.9%      3.2%      5.3%       1.0%     2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                           MAINSTAY VP
                                           EAGLE ASSET             MAINSTAY VP
                                            MANAGEMENT             LORD ABBETT            ALGER AMERICAN         COLONIAL SMALL
                                              GROWTH                DEVELOPING                SMALL              CAP VALUE FUND,
                                             EQUITY--                GROWTH--            CAPITALIZATION--       VARIABLE SERIES--
                                          SERVICE CLASS           SERVICE CLASS           CLASS S SHARES             CLASS B
                                        ------------------      ------------------      ------------------      -----------------
                                         2004        2003        2004        2003        2004        2003             2004
                                        -----------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................      $2,041      $  820      $1,949      $  637      $2,923      $  671           $  521
Units Outstanding.................         191          74         161          55         210          55               49
Variable Accumulation Unit
  Value...........................      $10.67      $11.11      $12.11      $11.63      $13.95      $12.16           $10.61
Total Return......................       (3.9%)      11.1%        4.1%       16.3%       14.7%       21.6%             6.1%
Investment Income Ratio...........        0.1%        0.4%          --          --          --          --             5.0%

SERIES II POLICIES (b)
Net Assets........................      $   --      $   --      $    3      $   --      $    7      $   --           $    7
Units Outstanding.................          --          --          --          --           1          --                1
Variable Accumulation Unit
  Value...........................      $10.00      $   --      $10.00      $   --      $10.41      $   --           $10.26
Total Return......................          --          --          --          --        4.1%          --             2.6%
Investment Income Ratio...........          --          --          --          --          --          --             2.4%

SERIES III POLICIES (c)
Net Assets........................      $6,358      $2,737      $4,769      $1,458      $6,286      $1,576           $  304
Units Outstanding.................         598         247         400         127         452         130               29
Variable Accumulation Unit
  Value...........................      $10.63      $11.08      $11.92      $11.47      $13.90      $12.15           $10.57
Total Return......................       (4.1%)      10.8%        3.9%       14.7%       14.4%       21.5%             5.7%
Investment Income Ratio...........          --        0.4%          --          --          --          --             5.7%

SERIES IV POLICIES (d)
Net Assets........................      $5,116      $2,233      $4,310      $1,358      $5,993      $1,594           $  431
Units Outstanding.................         480         201         357         117         432         132               41
Variable Accumulation Unit
  Value...........................      $10.65      $11.09      $12.09      $11.62      $13.88      $12.11           $10.54
Total Return......................       (4.0%)      10.9%        4.1%       16.2%       14.6%       21.1%             5.4%
Investment Income Ratio...........          --        0.3%          --          --          --          --             5.6%

SERIES V POLICIES (e)
Net Assets........................      $  272      $   60      $  170      $   64      $  241      $   22           $   --
Units Outstanding.................          26           6          14           6          18           2               --
Variable Accumulation Unit
  Value...........................      $10.30      $10.77      $11.83      $11.41      $13.65      $11.96           $10.00
Total Return......................       (4.3%)       7.7%        3.6%       14.1%       14.2%       19.6%               --
Investment Income Ratio...........        0.1%        0.5%          --          --          --          --               --

SERIES VI POLICIES (f)
Net Assets........................      $2,723      $1,265      $2,228      $  721      $2,848      $  495           $  286
Units Outstanding.................         257         114         182          61         205          41               27
Variable Accumulation Unit
  Value...........................      $10.59      $11.06      $12.21      $11.77      $13.88      $12.15           $10.54
Total Return......................       (4.2%)      10.6%        3.7%       17.7%       14.3%       21.5%             5.4%
Investment Income Ratio...........        0.1%        0.3%          --          --          --          --             5.6%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      DREYFUS IP                                                                              JANUS ASPEN
      TECHNOLOGY     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP     JANUS ASPEN     SERIES WORLDWIDE
       GROWTH--      CONTRAFUND(R)--  EQUITY-INCOME--     MID CAP--     SERIES BALANCED--      GROWTH--
    SERVICE SHARES   SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
    ---------------  ---------------  ---------------  ---------------  -----------------  -----------------
     2004     2003    2004     2003    2004     2003    2004     2003     2004     2003     2004      2003
    --------------------------------------------------------------------------------------------------------
    $3,225   $1,226  $12,675  $3,715  $10,243  $2,888  $28,222  $2,237  $10,378   $4,308   $3,533    $1,398
       277      104      955     318      810     251    2,037     199      924      410      297       121
    $11.63   $11.77  $ 13.27  $11.69  $ 12.64  $11.53  $ 13.85  $11.27  $ 11.23   $10.52   $11.88    $11.53
     (1.2%)   17.7%    13.6%   16.9%     9.7%   15.3%    22.9%   12.7%     6.8%     5.2%     3.1%     15.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.4%     1.1%      0.9%

    $   --   $   --  $    30  $   --  $    10  $   --  $    88  $    1  $     9   $   --   $   --    $   --
        --       --        3      --        1      --        7      --        1       --       --        --
    $10.00   $   --  $ 10.26  $   --  $ 10.16  $   --  $ 12.48  $10.17  $ 10.23   $   --   $10.00    $   --
        --       --     2.6%      --     1.6%      --    22.7%    1.7%     2.3%       --       --        --
        --       --       --      --       --      --       --      --    28.9%       --       --        --

    $7,184   $2,883  $29,756  $7,143  $23,055  $5,733  $21,172  $1,207  $21,340   $8,228   $7,463    $2,542
       624      247    2,266     616    1,852     504    1,537     107    1,895      779      634       222
    $11.52   $11.67  $ 13.13  $11.59  $ 12.45  $11.37  $ 13.78  $11.23  $ 11.26   $10.57   $11.78    $11.45
     (1.4%)   16.7%    13.3%   15.9%     9.5%   13.7%    22.7%   12.3%     6.6%     5.7%     2.9%     14.5%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     4.1%     1.1%      1.0%

    $5,905   $2,684  $26,881  $5,521  $19,399  $4,827  $14,301  $1,082  $20,968   $7,590   $6,067    $2,226
       512      230    2,004     467    1,542     421    1,020      95    1,869      722      515       195
    $11.54   $11.68  $ 13.41  $11.82  $ 12.58  $11.48  $ 14.02  $11.41  $ 11.22   $10.51   $11.79    $11.44
     (1.2%)   16.8%    13.5%   18.2%     9.6%   14.8%    22.9%   14.1%     6.7%     5.1%     3.0%     14.4%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.6%     1.1%      0.9%

    $  208   $  100  $ 1,800  $  316  $ 2,305  $  823  $ 1,071  $   39  $ 1,132   $  441   $  380    $   22
        18        9      139      28      183      71       81       4      101       42       33         2
    $11.45   $11.64  $ 12.97  $11.48  $ 12.60  $11.54  $ 13.18  $10.77  $ 11.16   $10.50   $11.61    $11.31
     (1.6%)   16.4%    13.0%   14.8%     9.2%   15.4%    22.4%    7.7%     6.3%     5.0%     2.6%     13.1%
        --       --     0.1%      --     0.8%      --       --      --     2.7%     3.4%     1.4%      1.2%

    $2,927   $1,302  $15,263  $2,520  $14,146  $2,977  $ 9,297  $  499  $11,228   $4,069   $2,880    $  983
       255      112    1,174     219    1,131     260      664      44    1,004      387      250        88
    $11.48   $11.65  $ 13.00  $11.49  $ 12.51  $11.44  $ 14.00  $11.43  $ 11.18   $10.51   $11.54    $11.23
     (1.5%)   16.5%    13.2%   14.9%     9.3%   14.4%    22.5%   14.3%     6.4%     5.1%     2.7%     12.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.5%     1.2%      0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                              MFS(R) INVESTORS             MFS(R)                  MFS(R)
                                               TRUST SERIES--        RESEARCH SERIES--       UTILITIES SERIES--
                                               SERVICE CLASS           SERVICE CLASS            SERVICE CLASS
                                             ------------------      ------------------      -------------------
                                              2004        2003        2004        2003        2004         2003
                                             -------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................      $  833      $  135      $  930      $  382      $15,141      $    3
Units Outstanding......................          70          12          74          35        1,092          --
Variable Accumulation Unit Value.......      $11.91      $10.86      $12.56      $11.02      $ 13.86      $10.83
Total Return...........................        9.6%        8.6%       14.0%       10.2%        28.0%        8.3%
Investment Income Ratio................        0.3%          --        0.8%          --           --          --

SERIES II POLICIES (b)
Net Assets.............................      $   --      $   --      $   --      $   --      $   154      $   --
Units Outstanding......................          --          --          --          --           12          --
Variable Accumulation Unit Value.......      $10.00      $   --      $10.00      $   --      $ 12.45      $   --
Total Return...........................          --          --          --          --        24.5%          --
Investment Income Ratio................          --          --          --          --           --          --

SERIES III POLICIES (c)
Net Assets.............................      $  874      $  314      $1,616      $  637      $11,129      $   80
Units Outstanding......................          73          29         130          58          763           7
Variable Accumulation Unit Value.......      $11.96      $10.94      $12.45      $10.95      $ 14.58      $11.41
Total Return...........................        9.4%        9.4%       13.7%        9.5%        27.8%       14.1%
Investment Income Ratio................        0.4%          --        0.8%          --         0.1%          --

SERIES IV POLICIES (d)
Net Assets.............................      $1,095      $  469      $1,604      $  460      $ 6,513      $   63
Units Outstanding......................          91          43         131          43          444           5
Variable Accumulation Unit Value.......      $12.02      $10.97      $12.25      $10.75      $ 14.67      $11.46
Total Return...........................        9.5%        9.7%       13.9%        7.5%        28.0%       14.6%
Investment Income Ratio................        0.4%          --        0.7%          --         0.1%          --

SERIES V POLICIES (e)
Net Assets.............................      $   39      $   13      $   26      $   15      $   417      $   11
Units Outstanding......................           3           1           2           1           28           1
Variable Accumulation Unit Value.......      $11.91      $10.92      $12.54      $11.05      $ 14.66      $11.50
Total Return...........................        9.1%        9.2%       13.4%       10.5%        27.5%       15.0%
Investment Income Ratio................        0.3%          --        0.8%          --         0.2%          --

SERIES VI POLICIES (f)
Net Assets.............................      $  783      $  187      $  856      $  279      $ 6,561      $    1
Units Outstanding......................          66          17          68          25          451          --
Variable Accumulation Unit Value.......      $11.88      $10.88      $12.64      $11.13      $ 14.54      $11.39
Total Return...........................        9.2%        8.8%       13.6%       11.3%        27.6%       13.9%
Investment Income Ratio................        0.3%          --        0.7%          --           --          --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        NEUBERGER                                      VAN KAMPEN UIF       VICTORY VIF
     BERMAN AMT MID-           T. ROWE PRICE              EMERGING          DIVERSIFIED
       CAP GROWTH--            EQUITY INCOME          MARKETS EQUITY--        STOCK--
         CLASS S               PORTFOLIO--II              CLASS II         CLASS A SHARES
    ------------------      -------------------      ------------------    --------------
     2004        2003        2004         2003        2004        2003          2004
    -------------------------------------------------------------------------------------
    $1,365      $    6      $ 9,680      $2,506      $2,225      $  424        $2,061
       109           1          765         224         134          31           184
    $12.48      $10.91      $ 12.66      $11.20      $16.63      $13.71        $11.19
     14.4%        9.1%        13.0%       12.0%       21.3%       37.1%         11.9%
        --          --         1.6%        2.1%        0.7%          --          1.6%

    $    2      $   --      $    16      $   --      $    1      $   --        $   --
        --          --            2          --          --          --            --
    $10.67      $   --      $ 10.33      $   --      $10.67      $   --        $10.00
      6.7%          --         3.3%          --        6.7%          --            --
        --          --         4.8%          --          --          --            --

    $1,635      $  105      $26,791      $5,783      $4,867      $1,422        $1,176
       130          10        2,128         518         305         108           106
    $12.54      $10.98      $ 12.59      $11.16      $15.98      $13.20        $11.08
     14.2%        9.8%        12.8%       11.6%       21.0%       32.0%         10.8%
        --          --         1.6%        2.4%        0.7%          --          1.5%

    $1,505      $  269      $24,618      $5,370      $4,745      $  729        $1,599
       116          24        1,941         478         287          53           147
    $12.95      $11.32      $ 12.68      $11.23      $16.55      $13.65        $10.90
     14.4%       13.2%        13.0%       12.3%       21.2%       36.5%          9.0%
        --          --         1.6%        2.3%        0.7%          --          1.8%

    $  307      $   82      $ 2,966      $  933      $   73      $   --        $   13
        24           7          237          84           6          --             1
    $12.67      $11.12      $ 12.53      $11.13      $12.76      $10.57        $10.85
     13.9%       11.2%        12.5%       11.3%       20.7%        5.7%          8.5%
        --          --         1.6%        2.5%        0.9%          --          2.0%

    $  970      $   56      $15,499      $3,257      $2,312      $  297        $1,007
        76           5        1,233         292         144          22            91
    $12.69      $11.13      $ 12.57      $11.16      $16.01      $13.25        $11.06
     14.0%       11.3%        12.6%       11.6%       20.9%       32.5%         10.6%
        --          --         1.7%        2.4%        0.9%          --          2.2%

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable
Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond - Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return-- Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income & Growth-- Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Small Capitalization--Class O Shares, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I,
T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio-II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                          PROSPECTUS DATED MAY 1, 2005

                                      FOR

                         MAINSTAY PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

    This Prospectus describes the individual flexible premium MainStay Plus Variable Annuity policies. New York Life Insurance and Annuity Corporation (NYLIAC) issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

    Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account option, three general account options specifically for the Dollar Cost Averaging Advantage Plan and the 40 Investment Divisions listed below.

  -    MainStay VP Balanced -- Service Class
  -    MainStay VP Basic Value (formerly MainStay VP
         Dreyfus Large Company Value)
  -    MainStay VP Bond
  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Common Stock
  -    MainStay VP Convertible
  -    MainStay VP Developing Growth
         (formerly MainStay VP Lord Abbett Developing
         Growth)
  -    MainStay VP Floating Rate -- Service Class
  -    MainStay VP Government
  -    MainStay VP Growth
         (formerly MainStay VP Eagle Asset Management
         Growth Equity)
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP Income & Growth
         (formerly MainStay VP American Century Income
         & Growth)
  -    MainStay VP International Equity
  -    MainStay VP Mid Cap Core -- Service Class
  -    MainStay VP Mid Cap Growth -- Service Class
  -    MainStay VP Mid Cap Value
  -    MainStay VP S&P 500 Index
  -    MainStay VP Small Cap Growth
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    Alger American Small Capitalization
  -    Calvert Social Balanced
  -    Colonial Small Cap Value Fund, Variable
         Series -- Class B
  -    Dreyfus IP Technology Growth
  -    Fidelity(R) VIP Contrafund(R)
  -    Fidelity(R) VIP Equity-Income
  -    Fidelity(R) VIP Mid Cap -- Service Class 2
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Investors Trust Series
  -    MFS(R) Research Series
  -    MFS(R) Utilities Series
  -    Neuberger Berman AMT Mid-Cap Growth
  -    Royce Micro-Cap Portfolio
  -    Royce Small-Cap Portfolio
  -    T. Rowe Price Equity Income Portfolio
  -    Van Eck Worldwide Hard Assets
  -    Van Kampen UIF Emerging Markets Equity
  -    Victory VIF Diversified Stock -- Class A Shares

    SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

    We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund ("VIP"), the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.

    To learn more about the policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us at NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                         PAGE
                                         ----
DEFINITIONS............................    3
TABLE OF FEES AND EXPENSES.............    5
  Examples.............................
QUESTIONS AND ANSWERS ABOUT MAINSTAY
  PLUS VARIABLE ANNUITY................   20
  How do I contact NYL Annuity Service
     Center or NYLIAC?.................   23
FINANCIAL STATEMENTS...................   24
CONDENSED FINANCIAL INFORMATION........   25
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   32
  New York Life Insurance and Annuity
     Corporation.......................   32
  The Separate Account.................   32
  The Portfolios.......................   32
  Additions, Deletions or Substitutions
     of Investments....................   34
  Reinvestment.........................   35
THE POLICIES...........................   35
  Selecting the Variable Annuity That's
     Right for You.....................   35
  Qualified and Non-Qualified
     Policies..........................   36
  Policy Application and Premium
     Payments..........................   37
  Payments Returned for Insufficient
     Funds.............................   38
  Your Right to Cancel ("Free Look")...   38
  Issue Ages...........................   38
  Transfers............................   39
  Limits on Transfers..................   39
  Procedures for Telephone/Web
     Transactions......................   41
  Dollar Cost Averaging Programs.......   41
     (a) Traditional Dollar Cost
          Averaging....................   42
     (b) The DCA Advantage Plan........   42
  Automatic Asset Reallocation.........   43
  Interest Sweep.......................   44
  Accumulation Period..................   44
     (a) Crediting of Premium
          Payments.....................   44
     (b) Valuation of Accumulation
          Units........................   44
  Riders...............................   45
     (a) Living Needs Benefit Rider....   45
     (b) Unemployment Benefit Rider....   45
     (c) Investment Protection  Plan
         Rider.........................   45
     (d) Enhanced Beneficiary  Benefit
         Rider.........................   47
     (e) Enhanced Spousal  Continuance
         Rider.........................   48
  Policy Owner Inquiries...............   49
  Records and Reports..................   49
CHARGES AND DEDUCTIONS.................   49
  Surrender Charges....................   49
  Amount of Surrender Charge...........   50
  Exceptions to Surrender Charges......   50

                                         PAGE
                                         ----
  Other Charges........................   50
     (a) Mortality and Expense Risk
          Charges......................   50
     (b) Administration Fee............   51
     (c) Policy Service Charge.........   51
     (d) Investment Protection Plan
          Rider Charge.................   51
     (e) Rider Risk Charge
       Adjustment......................   51
     (f)  Enhanced Beneficiary Benefit
           Rider Charge................   51
     (g) Fund Charges..................   52
     (h) Transfer Fees.................   52
  Group and Sponsored Arrangements.....   52
  Taxes................................   52
DISTRIBUTIONS UNDER THE POLICY.........   52
  Surrenders and Withdrawals...........   52
     (a) Surrenders....................   53
     (b) Partial Withdrawals...........   53
     (c) Periodic Partial
         Withdrawals...................   53
     (d) Hardship Withdrawals..........   53
  Required Minimum Distribution
     Option............................   54
  Our Right to Cancel..................   54
  Annuity Commencement Date............   54
  Death Before Annuity Commencement....   54
  Income Payments......................   55
     (a) Election of Income Payment
          Options......................   55
     (b) Proof of Survivorship.........   56
  Delay of Payments....................   56
  Designation of Beneficiary...........   56
  Restrictions Under Code Section
     403(b)(11)........................   56
  Loans................................   57
THE FIXED ACCOUNT......................   57
     (a) Interest Crediting............   58
     (b) Transfers to Investment
          Divisions....................   58
     (c) Fixed Account Initial  Premium
         Guarantee.....................   58
THE DCA ADVANTAGE PLAN ACCOUNTS........   58
FEDERAL TAX MATTERS....................   59
  Introduction.........................   59
  Taxation of Annuities in General.....   59
  Qualified Policies...................   60
     (a) Section 403(b) Plans..........   60
     (b) Individual Retirement
          Annuities....................   60
     (c) Roth Individual Retirement
          Annuities....................   61
     (d) Inherited IRAs................   61
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   61
VOTING RIGHTS..........................   62
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION ("SAI").......   63

     This Prospectus is not considered an offering in any state where the sale of this policy cannot lawfully be made. We do not authorize any information or representations regarding the offering other than as described in this Prospectus or in any accompanying supplement to this Prospectus or in any authorized supplemental sales material.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value, and the DCA Advantage Plan Account Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Fixed Account and the Investment Divisions of the Separate Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING (DCA) ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS (PORTFOLIOS)--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charge, and rider charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit Value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Surrender Charge                                          Current and Guaranteed Maximum: 7% of the amount
 (as a % of amount withdrawn)                              withdrawn(1)
 Transfer Fee                                              Current and Guaranteed Maximum: $30 per transfer for
                                                           each transfer over 12 in a Policy Year.

---------------------

(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 6% during Payment Year 4; 5% during Payment Year 5; 4% during Payment Year 6; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

 -----------------------------------------------------------------------------------------------------------------
                         CHARGE                            AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Annual Policy Service Charge                              Lesser of $30 per policy or 2% of the Accumulation
                                                           Value, for policies with less than $20,000 of
                                                           Accumulation Value
 Separate Account Annual Expenses Charge                   Current and Guaranteed Maximum: 1.40% (annualized) of
                                                           the daily average Variable Accumulation Value,
                                                           including mortality and expense risk and administrative
                                                           fees.
 Optional Riders
   - Investment Protection Plan ("IPP") Rider Charge       Current: 0.45% (annualized) of the amount that is
                                                           guaranteed, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1% (annualized) of the amount that
                                                           is guaranteed, deducted on a quarterly basis.
   - Rider Risk Adjustment Charge                          Current: Contact your registered representative.(1)
    (Charge for cancellation of the IPP Rider)             Guaranteed Maximum: 2% (annualized) of the amount that
                                                           is guaranteed for cancellation of the Investment
                                                           Protection Plan Rider.
   - Enhanced Beneficiary Benefit ("EBB") Rider Charge     Current: 0.30% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1% (annualized) of the Policy's
                                                           Accumulation Value, deducted on a quarterly basis.

---------------------

(1) Contact your registered representative to determine the percentage We are currently charging before you select this feature.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

                                                                -----------------
                                                                MINIMUM   MAXIMUM
  -------------------------------------------------------------------------------
  For policies purchased on or after June 2, 2003: Expenses
  that are deducted from the Investment Division assets,
  including management fees, 12b-1 fees, administration fees
  and other expenses as of 12/31/04.                             0.55%     2.06%
  For policies purchased prior to June 2, 2003: Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
  expenses as of 12/31/04.                                       0.39%     1.71%

 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Total Fund
                                                                          ADMINISTRATION                   Other       Annual
                           FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced--Service Class                         0.55%           0.20%           0.25%        0.11%(b)    1.11%
  MainStay VP Basic Value*--Service Class                     0.60%           0.20%(c)        0.25%        0.16%       1.21%(c)
  MainStay VP Basic Value*--Initial Class                     0.60%           0.20%(c)        0.00%        0.16%       0.96%(c)
  MainStay VP Bond--Service Class                             0.25%           0.20%           0.25%        0.09%       0.79%
  MainStay VP Bond--Initial Class                             0.25%           0.20%           0.00%        0.09%       0.54%
  Mainstay VP Capital Appreciation--Service Class             0.36%           0.20%           0.25%        0.09%       0.90%
  Mainstay VP Capital Appreciation--Initial Class             0.36%           0.20%           0.00%        0.09%       0.65%
  MainStay VP Cash Management                                 0.25%           0.20%           0.00%        0.10%       0.55%
  MainStay VP Common Stock--Service Class                     0.25%           0.20%           0.25%        0.08%       0.78%
  MainStay VP Common Stock--Initial Class                     0.25%           0.20%           0.00%        0.08%       0.53%
  MainStay VP Convertible--Service Class                      0.36%           0.20%           0.25%        0.10%       0.91%
  MainStay VP Convertible--Initial Class                      0.36%           0.20%           0.00%        0.10%       0.66%
  MainStay VP Developing Growth**--Service Class              0.60%           0.20%           0.25%        0.28%       1.33%(d)
  MainStay VP Developing Growth**--Initial Class              0.60%           0.20%           0.00%        0.28%       1.08%(d)
  MainStay VP Floating Rate--Service Class                    0.40%           0.20%           0.25%        0.19%(b)    1.04%
  MainStay VP Government--Service Class                       0.30%           0.20%           0.25%        0.09%       0.84%
  MainStay VP Government--Initial Class                       0.30%           0.20%           0.00%        0.09%       0.59%
  MainStay VP Growth***--Service Class                        0.50%           0.20%           0.25%        0.15%       1.10%
  MainStay VP Growth***--Initial Class                        0.50%           0.20%           0.00%        0.15%       0.85%
  MainStay VP High Yield Corporate Bond--Service Class        0.30%           0.20%           0.25%        0.09%       0.84%
  MainStay VP High Yield Corporate Bond--Initial Class        0.30%           0.20%           0.00%        0.09%       0.59%
  MainStay VP Income & Growth****--Service Class              0.50%           0.20%           0.25%        0.20%       1.15%
  MainStay VP Income & Growth****--Initial Class              0.50%           0.20%           0.00%        0.20%       0.90%
  MainStay VP International Equity--Service Class             0.60%           0.20%           0.25%        0.19%       1.24%
  MainStay VP International Equity--Initial Class             0.60%           0.20%           0.00%        0.19%       0.99%
  MainStay VP Mid Cap Core--Service Class                     0.85%(e)        0.00%           0.25%        0.19%       1.29%(f)

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                                            ADMINISTRATION                 OTHER       ANNUAL
                            FUND                             ADVISORY FEE        FEE         12B-1 FEE    EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Mid Cap Growth--Service Class                     0.75%(e)        0.00%          0.25%       0.13%       1.13%(g)
  MainStay VP Mid Cap Value--Service Class                      0.70%(e)        0.00%          0.25%       0.11%       1.06%(h)
  MainStay VP Mid Cap Value--Initial Class                      0.70%(e)        0.00%          0.00%       0.11%       0.81%(h)
  MainStay VP S&P 500 Index--Service Class                      0.10%           0.20%          0.25%       0.09%       0.64%
  MainStay VP S&P 500 Index--Initial Class                      0.10%           0.20%          0.00%       0.09%       0.39%
  MainStay VP Small Cap Growth--Service Class                   0.90%(e)        0.00%          0.25%       0.14%       1.29%(i)
  MainStay VP Small Cap Growth--Initial Class                   0.90%(e)        0.00%          0.00%       0.14%       1.04%(i)
  MainStay VP Total Return--Service Class                       0.32%           0.20%          0.25%       0.10%       0.87%
  MainStay VP Total Return--Initial Class                       0.32%           0.20%          0.00%       0.10%       0.62%
  MainStay VP Value--Service Class                              0.36%           0.20%          0.25%       0.09%       0.90%
  MainStay VP Value--Initial Class                              0.36%           0.20%          0.00%       0.09%       0.65%
  Alger American Small Capitalization--Class S Shares           0.85%           0.00%          0.25%       0.12%       1.22%
  Alger American Small Capitalization--Class 0 Shares           0.85%           0.00%          0.00%       0.12%       0.97%
  Calvert Social Balanced                                       0.425%          0.275%         0.00%       0.21%       0.91%
  Colonial Small Cap Value Fund, Variable Series--Class B       0.80%           0.00%          0.25%(j)    0.17%       1.22%(j)
  Dreyfus IP Technology Growth--Service Shares                  0.75%           0.00%          0.25%       0.10%       1.10%
  Dreyfus IP Technology Growth--Initial Shares                  0.75%           0.00%          0.00%       0.10%       0.85%
  Fidelity(R) VIP Contrafund(R)--Service Class 2                0.57%           0.00%          0.25%       0.11%       0.93%(k)
  Fidelity(R) VIP Contrafund(R)--Initial Class                  0.57%           0.00%          0.00%       0.11%       0.68%(k)
  Fidelity(R) VIP Equity-Income--Service Class 2                0.47%           0.00%          0.25%       0.11%       0.83%(l)
  Fidelity(R) VIP Equity-Income--Initial Class                  0.47%           0.00%          0.00%       0.11%       0.58%(l)
  Fidelity(R) VIP Mid Cap--Service Class 2                      0.57%           0.00%          0.25%       0.14%       0.96%(m)
  Janus Aspen Series Balanced--Service Shares                   0.55%           0.00%          0.25%       0.01%       0.81%(n)
  Janus Aspen Series Balanced--Institutional Shares             0.55%           0.00%          0.00%       0.01%       0.56%(n)
  Janus Aspen Series Worldwide Growth--Service Shares           0.60%           0.00%          0.25%       0.03%       0.88%(n)
  Janus Aspen Series Worldwide Growth--Institutional Shares     0.60%           0.00%          0.00%       0.03%       0.63%(n)
  MFS(R) Investors Trust Series--Service Class                  0.75%           0.00%          0.25%       0.11%       1.11%(o)
  MFS(R) Investors Trust Series--Initial Class                  0.75%           0.00%          0.00%       0.11%       0.86%(o)
  MFS(R) Research Series--Service Class                         0.75%           0.00%          0.25%       0.13%       1.13%(o)
  MFS(R) Research Series--Initial Class                         0.75%           0.00%          0.00%       0.13%       0.88%(o)
  MFS(R) Utilities Series--Service Class                        0.75%           0.00%          0.25%       0.14%       1.14%(o)
  MFS(R) Utilities Series--Initial Class                        0.75%           0.00%          0.00%       0.14%       0.89%(o)
  Neuberger Berman AMT Mid-Cap Growth--Class S                  0.84%           0.00%          0.25%       0.08%       1.17%(p)
  Neuberger Berman AMT Mid-Cap Growth--Class I                  0.84%           0.00%          0.00%       0.08%       0.92%(p)
  Royce Micro-Cap Portfolio                                     1.25%           0.00%          0.00%       0.09%       1.34%
  Royce Small-Cap Portfolio                                     1.00%           0.00%          0.00%       0.14%       1.14%
  T. Rowe Price Equity Income Portfolio-II                      0.85%           0.00%          0.25%       0.00%       1.10%(q)
  T. Rowe Price Equity Income Portfolio                         0.85%           0.00%          0.00%       0.00%       0.85%(q)
  Van Eck Worldwide Hard Assets                                 1.00%           0.00%          0.00%       0.20%       1.20%
  Van Kampen UIF Emerging Markets Equity--Class II              1.25%           0.00%          0.35%       0.46%       2.06%(r)
  Van Kampen UIF Emerging Markets Equity--Class I               1.25%           0.00%          0.00%       0.46%       1.71%(s)
  Victory VIF Diversified Stock--Class A Shares                 0.30%           0.00%          0.25%       0.86%       1.41%(t)

   * Formerly MainStay VP Dreyfus Large Company Value

  ** Formerly MainStay VP Lord Abbett Developing Growth

 *** Formerly Mainstay VP Eagle Asset Management Growth Equity

**** Formerly MainStay VP American Century Income & Growth

 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (b) The Portfolio's Other Expenses are based upon estimates of the expenses that the Portfolio will incur for the current fiscal year.

 (c) NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2004, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.91% for Initial Class Shares and 1.16% for Service Class Shares. This waiver may be discontinued at any time without notice.

 (d) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.15% of average daily net assets for Initial Class Shares or 1.40% of average daily net assets for Service Class Shares. These waivers and/or reimbursements may be discontinued at any time without notice.

 (e) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.

 (f) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.23% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (g) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.22% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (h) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.89% of average daily net assets for Initial Class Shares and 1.14% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (i) Effective January 1, 2005, the Portfolio's Management Fee was reduced from 1.00% to 0.90%. NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.95% of average daily net assets for Initial Class Shares and 1.20% of average daily net assets for Service Class Shares. If NYLIM's waivers and/or reimbursements had been in effect for the year ending December 31, 2004, the Management Fee paid by the Portfolio would have been 0.81% and Total Portfolio Operating Expenses for the Portfolio would have been 0.95% for Initial Class Shares and 1.20% for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (j) The Fund's adviser and distributor have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver and reimbursement were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the adviser or distributor at any time.

 (k) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.66% for Initial Class and 0.91% for Service Class 2. These offsets may be discontinued at any time.

 (l) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for the Initial Class and 0.82% for Service Class 2. These offsets may be discontinued at any time.

 (m) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Service Class 2. These offsets may be discontinued at any time.

 (n) All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolio's management fees, effective July 1, 2004.

 (o) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.85% for Investors Trust Series, Initial Class and 1.10% for Service Class; 0.87% for Research Series, Initial Class and 1.12% for Service Class; and 0.88% for Utilities Series, Initial Class and 1.13% for Service Class.

 (p) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Mid-Cap Growth (Class I) average daily net asset value and 1.25% of the average daily net asset value of the Mid-Cap Growth (Class S) Portfolios. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

 (q) The Portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on Portfolio average daily net assets and is calculated and accrued daily.

 (r) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The Portfolio distributor has also voluntarily agreed to waive a portion of its 12b-1 fee for Class II shares.

 (s) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares.

 (t) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.34%. This voluntary waiver/reimbursement may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, policy fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $20,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $  931.36   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................................................  $  974.55   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................................................  $  960.16   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................................................  $1,003.34   $1,110.18   $1,876.95   $3,891.12
MAINSTAY VP BASIC VALUE--SERVICE CLASS
without any Riders...................................................  $  940.94   $  912.84   $1,552.52   $3,268.12
with IPP Rider.......................................................  $  984.08   $1,048.97   $1,775.80   $3,694.25
with EBB Rider.......................................................  $  969.70   $1,003.74   $1,701.85   $3,554.34
with IPP & EBB Riders................................................  $1,012.85   $1,139.88   $1,925.13   $3,980.46
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................................................  $  900.72   $  784.80   $1,340.53   $2,853.31
with IPP Rider.......................................................  $  944.05   $  922.70   $1,568.75   $3,299.47
with EBB Rider.......................................................  $  929.61   $  876.88   $1,493.17   $3,152.97
with IPP & EBB Riders................................................  $  972.93   $1,014.78   $1,721.39   $3,599.15
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders...................................................  $  911.25   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................................................  $  954.53   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................................................  $  940.10   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................................................  $  983.38   $1,047.64   $1,775.09   $3,700.56
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $  877.74   $  711.14   $1,217.71   $2,608.40
with IPP Rider.......................................................  $  921.17   $  850.05   $1,448.79   $3,066.38
with EBB Rider.......................................................  $  906.69   $  803.90   $1,372.26   $2,916.00
with IPP & EBB Riders................................................  $  950.13   $  942.80   $1,603.33   $3,373.99
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders...................................................  $  899.76   $  781.74   $1,335.44   $2,843.21
with IPP Rider.......................................................  $  943.09   $  919.68   $1,563.77   $3,289.86
with EBB Rider.......................................................  $  928.65   $  873.84   $1,488.14   $3,143.20
with IPP & EBB Riders................................................  $  971.98   $1,011.78   $1,716.49   $3,589.87

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $  931.36   $1,553.38   $2,002.15   $3,170.92
with IPP Rider.......................................................  $  974.55   $1,680.88   $2,215.42   $3,601.74
with EBB Rider.......................................................  $  960.16   $1,638.53   $2,144.79   $3,460.29
with IPP & EBB Riders................................................  $1,003.34   $1,766.03   $2,358.06   $3,891.12
MAINSTAY VP BASIC VALUE--SERVICE CLASS
without any Riders...................................................  $  940.94   $1,581.75   $2,049.79   $3,268.12
with IPP Rider.......................................................  $  984.08   $1,708.87   $2,261.94   $3,694.25
with EBB Rider.......................................................  $  969.70   $1,666.63   $2,191.68   $3,554.34
with IPP & EBB Riders................................................  $1,012.85   $1,793.75   $2,403.84   $3,980.46
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................................................  $  900.72   $1,462.19   $1,848.35   $2,853.31
with IPP Rider.......................................................  $  944.05   $1,590.96   $2,065.21   $3,299.47
with EBB Rider.......................................................  $  929.61   $1,548.18   $1,993.39   $3,152.97
with IPP & EBB Riders................................................  $  972.93   $1,676.94   $2,210.25   $3,599.15
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders...................................................  $  911.25   $1,493.60   $1,901.45   $2,963.61
with IPP Rider.......................................................  $  954.53   $1,621.93   $2,117.06   $3,404.45
with EBB Rider.......................................................  $  940.10   $1,579.29   $2,045.66   $3,259.73
with IPP & EBB Riders................................................  $  983.38   $1,707.63   $2,261.28   $3,700.56
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $  877.74   $1,393.40   $1,731.63   $2,608.40
with IPP Rider.......................................................  $  921.17   $1,523.12   $1,951.22   $3,066.38
with EBB Rider.......................................................  $  906.69   $1,480.02   $1,878.50   $2,916.00
with IPP & EBB Riders................................................  $  950.13   $1,609.73   $2,098.08   $3,373.99
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders...................................................  $  899.76   $1,459.33   $1,843.51   $2,843.21
with IPP Rider.......................................................  $  943.09   $1,588.13   $2,060.48   $3,289.86
with EBB Rider.......................................................  $  928.65   $1,545.33   $1,988.62   $3,143.20
with IPP & EBB Riders................................................  $  971.98   $1,674.14   $2,205.60   $3,589.87

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $288.01   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................................................  $334.10   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................................................  $318.74   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................................................  $364.83   $1,110.18   $1,876.95   $3,891.12
MAINSTAY VP BASIC VALUE--SERVICE CLASS
without any Riders...................................................  $298.23   $  912.84   $1,552.52   $3,268.12
with IPP Rider.......................................................  $344.27   $1,048.97   $1,775.80   $3,694.25
with EBB Rider.......................................................  $328.92   $1,003.74   $1,701.85   $3,554.34
with IPP & EBB Riders................................................  $374.97   $1,139.88   $1,925.13   $3,980.46
MAINSTAY VP BOND--SERVICE CLASS
without any Riders...................................................  $255.31   $  784.80   $1,340.53   $2,853.31
with IPP Rider.......................................................  $301.55   $  922.70   $1,568.75   $3,299.47
with EBB Rider.......................................................  $286.13   $  876.88   $1,493.17   $3,152.97
with IPP & EBB Riders................................................  $332.37   $1,014.78   $1,721.39   $3,599.15
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders...................................................  $266.54   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................................................  $312.73   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................................................  $297.34   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................................................  $343.52   $1,047.64   $1,775.09   $3,700.56
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $230.78   $  711.14   $1,217.71   $2,608.40
with IPP Rider.......................................................  $277.13   $  850.05   $1,448.79   $3,066.38
with EBB Rider.......................................................  $261.68   $  803.90   $1,372.26   $2,916.00
with IPP & EBB Riders................................................  $308.03   $  942.80   $1,603.33   $3,373.99
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders...................................................  $254.28   $  781.74   $1,335.44   $2,843.21
with IPP Rider.......................................................  $300.52   $  919.68   $1,563.77   $3,289.86
with EBB Rider.......................................................  $285.11   $  873.84   $1,488.14   $3,143.20
with IPP & EBB Riders................................................  $331.35   $1,011.78   $1,716.49   $3,589.87

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders...................................................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,050.64   $1,779.97   $3,709.73
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders...................................................  $  952.43   $  949.23   $1,612.40   $3,383.48
with IPP Rider.......................................................  $  995.52   $1,084.85   $1,834.29   $3,804.04
with EBB Rider.......................................................  $  981.16   $1,039.79   $1,760.79   $3,665.95
with IPP & EBB Riders................................................  $1,024.25   $1,175.42   $1,982.67   $4,086.50
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $  924.66   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................................................  $  967.87   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................................................  $  953.47   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................................................  $  996.69   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................................................  $  905.51   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................................................  $  948.81   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................................................  $  934.38   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................................................  $  977.68   $1,029.72   $1,745.83   $3,645.38
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders...................................................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,107.21   $1,872.11   $3,882.12
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders...................................................  $  905.51   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................................................  $  948.81   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................................................  $  934.38   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................................................  $  977.68   $1,029.72   $1,745.83   $3,645.38
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders...................................................  $  935.19   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................................................  $  978.36   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................................................  $  963.97   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................................................  $1,007.15   $1,122.07   $1,896.25   $3,926.96
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders...................................................  $  943.81   $  921.95   $1,567.51   $3,297.08
with IPP Rider.......................................................  $  986.94   $1,057.95   $1,790.45   $3,721.81
with EBB Rider.......................................................  $  972.56   $1,012.76   $1,716.61   $3,582.36
with IPP & EBB Riders................................................  $1,015.69   $1,148.76   $1,939.53   $4,007.08
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $  948.60   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................................................  $  991.71   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................................................  $  977.34   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................................................  $1,020.45   $1,163.58   $1,963.54   $4,051.30

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders...................................................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................................................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................................................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,710.42   $2,265.92   $3,709.73
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders...................................................  $  952.43   $1,615.73   $2,106.69   $3,383.48
with IPP Rider.......................................................  $  995.52   $1,742.37   $2,317.52   $3,804.04
with EBB Rider.......................................................  $  981.16   $1,700.29   $2,247.69   $3,665.95
with IPP & EBB Riders................................................  $1,024.25   $1,826.93   $2,458.52   $4,086.50
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $  924.66   $1,533.48   $1,968.68   $3,102.28
with IPP Rider.......................................................  $  967.87   $1,661.27   $2,182.74   $3,536.44
with EBB Rider.......................................................  $  953.47   $1,618.80   $2,111.83   $3,393.89
with IPP & EBB Riders................................................  $  996.69   $1,746.59   $2,325.90   $3,828.04
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................................................  $  905.51   $1,476.47   $1,872.51   $2,903.59
with IPP Rider.......................................................  $  948.81   $1,605.05   $2,088.82   $3,347.33
with EBB Rider.......................................................  $  934.38   $1,562.32   $2,017.17   $3,201.62
with IPP & EBB Riders................................................  $  977.68   $1,690.89   $2,233.48   $3,645.38
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders...................................................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................................................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders...................................................  $  905.51   $1,476.47   $1,872.51   $2,903.59
with IPP Rider.......................................................  $  948.81   $1,605.05   $2,088.82   $3,347.33
with EBB Rider.......................................................  $  934.38   $1,562.32   $2,017.17   $3,201.62
with IPP & EBB Riders................................................  $  977.68   $1,690.89   $2,233.48   $3,645.38
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders...................................................  $  935.19   $1,564.74   $2,021.23   $3,209.91
with IPP Rider.......................................................  $  978.36   $1,692.08   $2,234.05   $3,638.84
with EBB Rider.......................................................  $  963.97   $1,649.78   $2,163.57   $3,498.03
with IPP & EBB Riders................................................  $1,007.15   $1,777.12   $2,376.40   $3,926.96
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders...................................................  $  943.81   $1,590.25   $2,064.03   $3,297.08
with IPP Rider.......................................................  $  986.94   $1,717.25   $2,275.86   $3,721.81
with EBB Rider.......................................................  $  972.56   $1,675.05   $2,205.71   $3,582.36
with IPP & EBB Riders................................................  $1,015.69   $1,802.04   $2,417.53   $4,007.08
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $  948.60   $1,604.41   $2,087.75   $3,345.17
with IPP Rider.......................................................  $  991.71   $1,731.21   $2,299.02   $3,767.57
with EBB Rider.......................................................  $  977.34   $1,689.08   $2,229.05   $3,628.88
with IPP & EBB Riders................................................  $1,020.45   $1,815.88   $2,440.33   $4,051.30

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders...................................................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $344.54   $1,050.64   $1,779.97   $3,709.73
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders...................................................  $310.49   $  949.23   $1,612.40   $3,383.48
with IPP Rider.......................................................  $356.48   $1,084.85   $1,834.29   $3,804.04
with EBB Rider.......................................................  $341.15   $1,039.79   $1,760.79   $3,665.95
with IPP & EBB Riders................................................  $387.14   $1,175.42   $1,982.67   $4,086.50
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $280.85   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................................................  $326.97   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................................................  $311.60   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................................................  $357.72   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders...................................................  $260.41   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................................................  $306.63   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................................................  $291.22   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................................................  $337.44   $1,029.72   $1,745.83   $3,645.38
MAINSTAY VP GROWTH--SERVICE CLASS
without any Riders...................................................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $363.81   $1,107.21   $1,872.11   $3,882.12
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders...................................................  $260.41   $  800.10   $1,365.96   $2,903.59
with IPP Rider.......................................................  $306.63   $  937.79   $1,593.60   $3,347.33
with EBB Rider.......................................................  $291.22   $  892.03   $1,518.19   $3,201.62
with IPP & EBB Riders................................................  $337.44   $1,029.72   $1,745.83   $3,645.38
MAINSTAY VP INCOME & GROWTH--SERVICE CLASS
without any Riders...................................................  $292.10   $  894.63   $1,522.47   $3,209.91
with IPP Rider.......................................................  $338.17   $1,031.00   $1,746.44   $3,638.84
with EBB Rider.......................................................  $322.81   $  985.69   $1,672.27   $3,498.03
with IPP & EBB Riders................................................  $368.89   $1,122.07   $1,896.25   $3,926.96
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders...................................................  $301.29   $  921.95   $1,567.51   $3,297.08
with IPP Rider.......................................................  $347.32   $1,057.95   $1,790.45   $3,721.81
with EBB Rider.......................................................  $331.98   $1,012.76   $1,716.61   $3,582.36
with IPP & EBB Riders................................................  $378.01   $1,148.76   $1,939.53   $4,007.08
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $306.40   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................................................  $352.41   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................................................  $337.08   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................................................  $383.08   $1,163.58   $1,963.54   $4,051.30

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  933.28   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................................................  $  976.46   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................................................  $  962.07   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................................................  $1,005.25   $1,116.13   $1,886.60   $3,909.06
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders...................................................  $  926.57   $  867.24   $1,477.23   $3,121.94
with IPP Rider.......................................................  $  969.78   $1,004.00   $1,702.27   $3,555.15
with EBB Rider.......................................................  $  955.38   $  958.56   $1,627.74   $3,412.91
with IPP & EBB Riders................................................  $  998.59   $1,095.32   $1,852.78   $3,846.12
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders...................................................  $  886.35   $  738.81   $1,263.91   $2,700.92
with IPP Rider.......................................................  $  929.75   $  877.33   $1,493.92   $3,154.44
with EBB Rider.......................................................  $  915.28   $  831.29   $1,417.73   $3,005.53
with IPP & EBB Riders................................................  $  958.67   $  969.83   $1,647.73   $3,459.05
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  948.60   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................................................  $  991.71   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................................................  $  977.34   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................................................  $1,020.45   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders...................................................  $  908.38   $  809.28   $1,381.20   $2,933.64
with IPP Rider.......................................................  $  951.67   $  946.84   $1,608.47   $3,375.94
with EBB Rider.......................................................  $  937.24   $  901.13   $1,533.20   $3,230.71
with IPP & EBB Riders................................................  $  980.54   $1,038.69   $1,760.48   $3,673.01
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................................................  $  911.25   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................................................  $  954.53   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................................................  $  940.10   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................................................  $  983.38   $1,047.64   $1,775.09   $3,700.56
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders...................................................  $  941.89   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................................................  $  985.03   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................................................  $  970.65   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................................................  $1,013.79   $1,142.83   $1,929.93   $3,989.35
CALVERT SOCIAL BALANCED
without any Riders...................................................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,050.64   $1,779.97   $3,709.73
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $  941.89   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................................................  $  985.03   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................................................  $  970.65   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................................................  $1,013.79   $1,142.83   $1,929.93   $3,989.35

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  933.28   $1,559.06   $2,011.69   $3,190.43
with IPP Rider.......................................................  $  976.46   $1,686.48   $2,224.74   $3,620.32
with EBB Rider.......................................................  $  962.07   $1,644.14   $2,154.17   $3,479.15
with IPP & EBB Riders................................................  $1,005.25   $1,771.58   $2,367.24   $3,909.06
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders...................................................  $  926.57   $1,539.17   $1,978.25   $3,121.94
with IPP Rider.......................................................  $  969.78   $1,666.87   $2,192.08   $3,555.15
with EBB Rider.......................................................  $  955.38   $1,624.44   $2,121.26   $3,412.91
with IPP & EBB Riders................................................  $  998.59   $1,752.15   $2,335.10   $3,846.12
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders...................................................  $  886.35   $1,419.24   $1,775.54   $2,700.92
with IPP Rider.......................................................  $  929.75   $1,548.59   $1,994.11   $3,154.44
with EBB Rider.......................................................  $  915.28   $1,505.60   $1,921.71   $3,005.53
with IPP & EBB Riders................................................  $  958.67   $1,634.96   $2,140.27   $3,459.05
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  948.60   $1,604.41   $2,087.75   $3,345.17
with IPP Rider.......................................................  $  991.71   $1,731.21   $2,299.02   $3,767.57
with EBB Rider.......................................................  $  977.34   $1,689.08   $2,229.05   $3,628.88
with IPP & EBB Riders................................................  $1,020.45   $1,815.88   $2,440.33   $4,051.30
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders...................................................  $  908.38   $1,485.05   $1,886.99   $2,933.64
with IPP Rider.......................................................  $  951.67   $1,613.50   $2,102.95   $3,375.94
with EBB Rider.......................................................  $  937.24   $1,570.82   $2,031.43   $3,230.71
with IPP & EBB Riders................................................  $  980.54   $1,699.27   $2,247.40   $3,673.01
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................................................  $  911.25   $1,493.60   $1,901.45   $2,963.61
with IPP Rider.......................................................  $  954.53   $1,621.93   $2,117.06   $3,404.45
with EBB Rider.......................................................  $  940.10   $1,579.29   $2,045.66   $3,259.73
with IPP & EBB Riders................................................  $  983.38   $1,707.63   $2,261.28   $3,700.56
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders...................................................  $  941.89   $1,584.58   $2,054.53   $3,277.78
with IPP Rider.......................................................  $  985.03   $1,711.65   $2,266.58   $3,703.44
with EBB Rider.......................................................  $  970.65   $1,669.44   $2,196.36   $3,563.68
with IPP & EBB Riders................................................  $1,013.79   $1,796.51   $2,408.40   $3,989.35
CALVERT SOCIAL BALANCED
without any Riders...................................................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................................................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................................................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,710.42   $2,265.92   $3,709.73
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $  941.89   $1,584.58   $2,054.53   $3,277.78
with IPP Rider.......................................................  $  985.03   $1,711.65   $2,266.58   $3,703.44
with EBB Rider.......................................................  $  970.65   $1,669.44   $2,196.36   $3,563.68
with IPP & EBB Riders................................................  $1,013.79   $1,796.51   $2,408.40   $3,989.35

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $290.05   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................................................  $336.14   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................................................  $320.77   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................................................  $366.86   $1,116.13   $1,886.60   $3,909.06
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders...................................................  $282.89   $  867.24   $1,477.23   $3,121.94
with IPP Rider.......................................................  $329.01   $1,004.00   $1,702.27   $3,555.15
with EBB Rider.......................................................  $313.64   $  958.56   $1,627.74   $3,412.91
with IPP & EBB Riders................................................  $359.75   $1,095.32   $1,852.78   $3,846.12
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders...................................................  $239.97   $  738.81   $1,263.91   $2,700.92
with IPP Rider.......................................................  $286.28   $  877.33   $1,493.92   $3,154.44
with EBB Rider.......................................................  $270.85   $  831.29   $1,417.73   $3,005.53
with IPP & EBB Riders................................................  $317.15   $  969.83   $1,647.73   $3,459.05
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $306.40   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................................................  $352.41   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................................................  $337.08   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................................................  $383.08   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders...................................................  $263.48   $  809.28   $1,381.20   $2,933.64
with IPP Rider.......................................................  $309.68   $  946.84   $1,608.47   $3,375.94
with EBB Rider.......................................................  $294.28   $  901.13   $1,533.20   $3,230.71
with IPP & EBB Riders................................................  $340.49   $1,038.69   $1,760.48   $3,673.01
MAINSTAY VP VALUE--SERVICE CLASS
without any Riders...................................................  $266.54   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................................................  $312.73   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................................................  $297.34   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................................................  $343.52   $1,047.64   $1,775.09   $3,700.56
ALGER AMERICAN SMALL CAPITALIZATION--CLASS S SHARES
without any Riders...................................................  $299.24   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................................................  $345.29   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................................................  $329.94   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................................................  $375.98   $1,142.83   $1,929.93   $3,989.35
CALVERT SOCIAL BALANCED
without any Riders...................................................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $344.54   $1,050.64   $1,779.97   $3,709.73
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $299.24   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................................................  $345.29   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................................................  $329.94   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................................................  $375.98   $1,142.83   $1,929.93   $3,989.35

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders...................................................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,107.21   $1,872.11   $3,882.12
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................................................  $  914.13   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $  957.39   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $  942.97   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,056.59   $1,789.70   $3,728.03
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................................................  $  904.55   $  797.04   $1,360.88   $2,893.54
with IPP Rider.......................................................  $  947.86   $  934.78   $1,588.64   $3,337.79
with EBB Rider.......................................................  $  933.43   $  889.01   $1,513.21   $3,191.93
with IPP & EBB Riders................................................  $  976.73   $1,026.74   $1,740.95   $3,636.15
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $  917.00   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................................................  $  960.25   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................................................  $  945.83   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................................................  $  989.08   $1,065.54   $1,804.28   $3,755.41
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders...................................................  $  902.64   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................................................  $  945.96   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................................................  $  931.52   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................................................  $  974.83   $1,020.76   $1,731.18   $3,617.67
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders...................................................  $  909.34   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................................................  $  952.62   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................................................  $  938.19   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................................................  $  981.48   $1,041.66   $1,765.34   $3,682.20
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders...................................................  $  931.36   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................................................  $  974.55   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................................................  $  960.16   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................................................  $1,003.34   $1,110.18   $1,876.95   $3,891.12
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................................................  $  933.28   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................................................  $  976.46   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................................................  $  962.07   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................................................  $1,005.25   $1,116.13   $1,886.60   $3,909.06
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders...................................................  $  934.23   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................................................  $  977.41   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................................................  $  963.02   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................................................  $1,006.19   $1,119.10   $1,891.42   $3,918.01

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders...................................................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................................................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................................................  $  914.13   $1,502.17   $1,915.90   $2,993.49
with IPP Rider.......................................................  $  957.39   $1,630.38   $2,131.19   $3,432.92
with EBB Rider.......................................................  $  942.97   $1,587.77   $2,059.86   $3,288.61
with IPP & EBB Riders................................................  $  986.24   $1,715.98   $2,275.16   $3,728.03
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................................................  $  904.55   $1,473.62   $1,867.68   $2,893.54
with IPP Rider.......................................................  $  947.86   $1,602.24   $2,084.11   $3,337.79
with EBB Rider.......................................................  $  933.43   $1,559.50   $2,012.43   $3,191.93
with IPP & EBB Riders................................................  $  976.73   $1,688.10   $2,228.84   $3,636.15
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $  917.00   $1,510.71   $1,930.31   $3,023.28
with IPP Rider.......................................................  $  960.25   $1,638.80   $2,145.26   $3,461.24
with EBB Rider.......................................................  $  945.83   $1,596.23   $2,074.07   $3,317.45
with IPP & EBB Riders................................................  $  989.08   $1,724.33   $2,289.02   $3,755.41
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders...................................................  $  902.64   $1,467.91   $1,858.03   $2,873.45
with IPP Rider.......................................................  $  945.96   $1,596.59   $2,074.66   $3,318.65
with EBB Rider.......................................................  $  931.52   $1,553.83   $2,002.91   $3,172.46
with IPP & EBB Riders................................................  $  974.83   $1,682.52   $2,219.56   $3,617.67
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders...................................................  $  909.34   $1,487.90   $1,891.80   $2,943.64
with IPP Rider.......................................................  $  952.62   $1,616.30   $2,107.66   $3,385.45
with EBB Rider.......................................................  $  938.19   $1,573.64   $2,036.17   $3,240.39
with IPP & EBB Riders................................................  $  981.48   $1,702.04   $2,252.02   $3,682.20
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders...................................................  $  931.36   $1,553.38   $2,002.15   $3,170.92
with IPP Rider.......................................................  $  974.55   $1,680.88   $2,215.42   $3,601.74
with EBB Rider.......................................................  $  960.16   $1,638.53   $2,144.79   $3,460.29
with IPP & EBB Riders................................................  $1,003.34   $1,766.03   $2,358.06   $3,891.12
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................................................  $  933.28   $1,559.06   $2,011.69   $3,190.43
with IPP Rider.......................................................  $  976.46   $1,686.48   $2,224.74   $3,620.32
with EBB Rider.......................................................  $  962.07   $1,644.14   $2,154.17   $3,479.15
with IPP & EBB Riders................................................  $1,005.25   $1,771.58   $2,367.24   $3,909.06
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders...................................................  $  934.23   $1,561.89   $2,016.45   $3,200.16
with IPP Rider.......................................................  $  977.41   $1,689.29   $2,229.40   $3,629.60
with EBB Rider.......................................................  $  963.02   $1,646.95   $2,158.87   $3,488.60
with IPP & EBB Riders................................................  $1,006.19   $1,774.35   $2,371.81   $3,918.01

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders...................................................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $363.81   $1,107.21   $1,872.11   $3,882.12
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................................................  $269.61   $  827.61   $1,411.62   $2,993.49
with IPP Rider.......................................................  $315.79   $  964.92   $1,638.18   $3,432.92
with EBB Rider.......................................................  $300.40   $  919.28   $1,563.12   $3,288.61
with IPP & EBB Riders................................................  $346.57   $1,056.59   $1,789.70   $3,728.03
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders...................................................  $259.39   $  797.04   $1,360.88   $2,893.54
with IPP Rider.......................................................  $305.62   $  934.78   $1,588.64   $3,337.79
with EBB Rider.......................................................  $290.21   $  889.01   $1,513.21   $3,191.93
with IPP & EBB Riders................................................  $336.43   $1,026.74   $1,740.95   $3,636.15
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $272.67   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................................................  $318.84   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................................................  $303.45   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................................................  $349.61   $1,065.54   $1,804.28   $3,755.41
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders...................................................  $257.35   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................................................  $303.58   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................................................  $288.17   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................................................  $334.40   $1,020.76   $1,731.18   $3,617.67
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders...................................................  $264.50   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................................................  $310.70   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................................................  $295.30   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................................................  $341.50   $1,041.66   $1,765.34   $3,682.20
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders...................................................  $288.01   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................................................  $334.10   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................................................  $318.74   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................................................  $364.83   $1,110.18   $1,876.95   $3,891.12
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................................................  $290.05   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................................................  $336.14   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................................................  $320.77   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................................................  $366.86   $1,116.13   $1,886.60   $3,909.06
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders...................................................  $291.07   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................................................  $337.15   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................................................  $321.79   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................................................  $367.87   $1,119.10   $1,891.42   $3,918.01

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders...................................................  $  937.11   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................................................  $  980.27   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................................................  $  965.88   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................................................  $1,009.05   $1,128.01   $1,905.89   $3,944.84
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................................................  $  953.38   $  952.25   $1,617.37   $3,393.03
with IPP Rider.......................................................  $  996.47   $1,087.83   $1,839.14   $3,813.11
with EBB Rider.......................................................  $  982.11   $1,042.78   $1,765.70   $3,675.19
with IPP & EBB Riders................................................  $1,025.20   $1,178.37   $1,987.47   $4,095.28
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................................................  $  934.23   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................................................  $  977.41   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................................................  $  963.02   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................................................  $1,006.19   $1,119.10   $1,891.42   $3,918.01
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders...................................................  $  930.40   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $  959.20   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,107.21   $1,872.11   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $  939.98   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................................................  $  983.13   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................................................  $  968.74   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................................................  $1,011.89   $1,136.90   $1,920.32   $3,971.57
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders...................................................  $1,022.33   $1,168.59   $1,970.20   $4,056.22
with IPP Rider.......................................................  $1,065.10   $1,301.19   $2,183.75   $4,444.17
with EBB Rider.......................................................  $1,050.84   $1,257.13   $2,113.02   $4,316.80
with IPP & EBB Riders................................................  $1,093.62   $1,389.74   $2,326.57   $4,704.75
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $  993.60   $1,078.84   $1,824.50   $3,785.71
with IPP Rider.......................................................  $1,036.51   $1,212.68   $2,041.44   $4,186.77
with EBB Rider.......................................................  $1,022.20   $1,168.22   $1,969.59   $4,055.09
with IPP & EBB Riders................................................  $1,065.11   $1,302.04   $2,186.52   $4,456.16

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders...................................................  $  937.11   $1,570.41   $2,030.76   $3,229.35
with IPP Rider.......................................................  $  980.27   $1,697.68   $2,243.36   $3,657.36
with EBB Rider.......................................................  $  965.88   $1,655.39   $2,172.94   $3,516.82
with IPP & EBB Riders................................................  $1,009.05   $1,782.67   $2,385.56   $3,944.84
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................................................  $  953.38   $1,618.55   $2,111.41   $3,393.03
with IPP Rider.......................................................  $  996.47   $1,745.15   $2,322.13   $3,813.11
with EBB Rider.......................................................  $  982.11   $1,703.09   $2,252.35   $3,675.19
with IPP & EBB Riders................................................  $1,025.20   $1,829.69   $2,463.07   $4,095.28
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................................................  $  934.23   $1,561.89   $2,016.45   $3,200.16
with IPP Rider.......................................................  $  977.41   $1,689.29   $2,229.40   $3,629.60
with EBB Rider.......................................................  $  963.02   $1,646.95   $2,158.87   $3,488.60
with IPP & EBB Riders................................................  $1,006.19   $1,774.35   $2,371.81   $3,918.01
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders...................................................  $  930.40   $1,550.54   $1,997.37   $3,161.14
with IPP Rider.......................................................  $  973.59   $1,678.09   $2,210.76   $3,592.45
with EBB Rider.......................................................  $  959.20   $1,635.70   $2,140.08   $3,450.82
with IPP & EBB Riders................................................  $1,002.39   $1,763.25   $2,353.46   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $  939.98   $1,578.91   $2,045.02   $3,258.42
with IPP Rider.......................................................  $  983.13   $1,706.07   $2,257.31   $3,685.04
with EBB Rider.......................................................  $  968.74   $1,663.82   $2,186.99   $3,544.97
with IPP & EBB Riders................................................  $1,011.89   $1,790.97   $2,399.27   $3,971.57
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders...................................................  $1,022.33   $1,820.56   $2,446.65   $4,056.22
with IPP Rider.......................................................  $1,065.10   $1,944.38   $2,649.55   $4,444.17
with EBB Rider.......................................................  $1,050.84   $1,903.23   $2,582.35   $4,316.80
with IPP & EBB Riders................................................  $1,093.62   $2,027.05   $2,785.24   $4,704.75
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $  993.60   $1,736.76   $2,308.22   $3,785.71
with IPP Rider.......................................................  $1,036.51   $1,861.73   $2,514.34   $4,186.77
with EBB Rider.......................................................  $1,022.20   $1,820.21   $2,446.08   $4,055.09
with IPP & EBB Riders................................................  $1,065.11   $1,945.17   $2,652.19   $4,456.16

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS S
without any Riders...................................................  $294.14   $  900.70   $1,532.49   $3,229.35
with IPP Rider.......................................................  $340.20   $1,036.99   $1,756.24   $3,657.36
with EBB Rider.......................................................  $324.85   $  991.70   $1,682.13   $3,516.82
with IPP & EBB Riders................................................  $370.91   $1,128.01   $1,905.89   $3,944.84
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................................................  $311.51   $  952.25   $1,617.37   $3,393.03
with IPP Rider.......................................................  $357.49   $1,087.83   $1,839.14   $3,813.11
with EBB Rider.......................................................  $342.16   $1,042.78   $1,765.70   $3,675.19
with IPP & EBB Riders................................................  $388.15   $1,178.37   $1,987.47   $4,095.28
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................................................  $291.07   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................................................  $337.15   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................................................  $321.79   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................................................  $367.87   $1,119.10   $1,891.42   $3,918.01
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
without any Riders...................................................  $286.98   $  879.41   $1,497.35   $3,161.14
with IPP Rider.......................................................  $333.08   $1,016.01   $1,721.93   $3,592.45
with EBB Rider.......................................................  $317.71   $  970.62   $1,647.54   $3,450.82
with IPP & EBB Riders................................................  $363.81   $1,107.21   $1,872.11   $3,882.12
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $297.20   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................................................  $343.25   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................................................  $327.90   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................................................  $373.95   $1,136.90   $1,920.32   $3,971.57
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders...................................................  $385.09   $1,168.59   $1,970.20   $4,056.22
with IPP Rider.......................................................  $430.74   $1,301.19   $2,183.75   $4,444.17
with EBB Rider.......................................................  $415.52   $1,257.13   $2,113.02   $4,316.80
with IPP & EBB Riders................................................  $461.18   $1,389.74   $2,326.57   $4,704.75
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $354.43   $1,078.84   $1,824.50   $3,785.71
with IPP Rider.......................................................  $400.22   $1,212.68   $2,041.44   $4,186.77
with EBB Rider.......................................................  $384.96   $1,168.22   $1,969.59   $4,055.09
with IPP & EBB Riders................................................  $430.75   $1,302.04   $2,186.52   $4,456.16

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $  931.36   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................................................  $  974.55   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................................................  $  960.16   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................................................  $1,003.34   $1,110.18   $1,876.95   $3,891.12
MAINSTAY VP BASIC VALUE--INITIAL CLASS
without any Riders...................................................  $  917.00   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................................................  $  960.25   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................................................  $  945.83   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................................................  $  989.08   $1,065.54   $1,804.28   $3,755.41
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................................................  $  876.78   $  708.05   $1,212.55   $2,598.05
with IPP Rider.......................................................  $  920.21   $  847.00   $1,443.76   $3,056.55
with EBB Rider.......................................................  $  905.74   $  800.83   $1,367.18   $2,905.99
with IPP & EBB Riders................................................  $  949.17   $  939.79   $1,598.38   $3,364.48
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders...................................................  $  887.32   $  741.88   $1,269.03   $2,711.14
with IPP Rider.......................................................  $  930.70   $  880.36   $1,498.92   $3,164.18
with EBB Rider.......................................................  $  916.24   $  834.35   $1,422.79   $3,015.43
with IPP & EBB Riders................................................  $  959.63   $  972.84   $1,652.67   $3,468.46
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $  877.74   $  711.14   $1,217.71   $2,608.40
with IPP Rider.......................................................  $  921.17   $  850.05   $1,448.79   $3,066.38
with EBB Rider.......................................................  $  906.69   $  803.90   $1,372.26   $2,916.00
with IPP & EBB Riders................................................  $  950.13   $  942.80   $1,603.33   $3,373.99
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders...................................................  $  875.83   $  704.98   $1,207.41   $2,587.72
with IPP Rider.......................................................  $  919.27   $  843.97   $1,438.73   $3,046.70
with EBB Rider.......................................................  $  904.79   $  797.79   $1,362.12   $2,895.99
with IPP & EBB Riders................................................  $  948.22   $  936.79   $1,593.44   $3,354.97
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders...................................................  $  888.27   $  744.95   $1,274.16   $2,721.37
with IPP Rider.......................................................  $  931.65   $  883.38   $1,503.92   $3,173.90
with EBB Rider.......................................................  $  917.19   $  837.39   $1,427.83   $3,025.32
with IPP & EBB Riders................................................  $  960.57   $  975.83   $1,657.58   $3,477.85
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders...................................................  $  928.49   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................................................  $  971.69   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................................................  $  957.29   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................................................  $1,000.49   $1,101.26   $1,862.45   $3,864.13

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $  931.36   $1,553.38   $2,002.15   $3,170.92
with IPP Rider.......................................................  $  974.55   $1,680.88   $2,215.42   $3,601.74
with EBB Rider.......................................................  $  960.16   $1,638.53   $2,144.79   $3,460.29
with IPP & EBB Riders................................................  $1,003.34   $1,766.03   $2,358.06   $3,891.12
MAINSTAY VP BASIC VALUE--INITIAL CLASS
without any Riders...................................................  $  917.00   $1,510.71   $1,930.31   $3,023.28
with IPP Rider.......................................................  $  960.25   $1,638.80   $2,145.26   $3,461.24
with EBB Rider.......................................................  $  945.83   $1,596.23   $2,074.07   $3,317.45
with IPP & EBB Riders................................................  $  989.08   $1,724.33   $2,289.02   $3,755.41
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................................................  $  876.78   $1,390.52   $1,726.73   $2,598.05
with IPP Rider.......................................................  $  920.21   $1,520.27   $1,946.44   $3,056.55
with EBB Rider.......................................................  $  905.74   $1,477.16   $1,873.67   $2,905.99
with IPP & EBB Riders................................................  $  949.17   $1,606.92   $2,093.37   $3,364.48
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders...................................................  $  887.32   $1,422.11   $1,780.41   $2,711.14
with IPP Rider.......................................................  $  930.70   $1,551.42   $1,998.86   $3,164.18
with EBB Rider.......................................................  $  916.24   $1,508.45   $1,926.51   $3,015.43
with IPP & EBB Riders................................................  $  959.63   $1,637.78   $2,144.96   $3,468.46
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $  877.74   $1,393.40   $1,731.63   $2,608.40
with IPP Rider.......................................................  $  921.17   $1,523.12   $1,951.22   $3,066.38
with EBB Rider.......................................................  $  906.69   $1,480.02   $1,878.50   $2,916.00
with IPP & EBB Riders................................................  $  950.13   $1,609.73   $2,098.08   $3,373.99
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders...................................................  $  875.83   $1,387.65   $1,721.85   $2,587.72
with IPP Rider.......................................................  $  919.27   $1,517.44   $1,941.67   $3,046.70
with EBB Rider.......................................................  $  904.79   $1,474.32   $1,868.87   $2,895.99
with IPP & EBB Riders................................................  $  948.22   $1,604.11   $2,088.68   $3,354.97
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders...................................................  $  888.27   $1,424.98   $1,785.28   $2,721.37
with IPP Rider.......................................................  $  931.65   $1,554.25   $2,003.60   $3,173.90
with EBB Rider.......................................................  $  917.19   $1,511.29   $1,931.30   $3,025.32
with IPP & EBB Riders................................................  $  960.57   $1,640.57   $2,149.63   $3,477.85
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders...................................................  $  928.49   $1,544.86   $1,987.82   $3,141.56
with IPP Rider.......................................................  $  971.69   $1,672.47   $2,201.41   $3,573.79
with EBB Rider.......................................................  $  957.29   $1,630.08   $2,130.69   $3,431.90
with IPP & EBB Riders................................................  $1,000.49   $1,757.69   $2,344.28   $3,864.13

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................................................  $288.01   $  882.46   $1,502.38   $3,170.92
with IPP Rider.......................................................  $334.10   $1,019.01   $1,726.83   $3,601.74
with EBB Rider.......................................................  $318.74   $  973.64   $1,652.50   $3,460.29
with IPP & EBB Riders................................................  $364.83   $1,110.18   $1,876.95   $3,891.12
MAINSTAY VP BASIC VALUE--INITIAL CLASS
without any Riders...................................................  $272.67   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................................................  $318.84   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................................................  $303.45   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................................................  $349.61   $1,065.54   $1,804.28   $3,755.41
MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................................................  $229.75   $  708.05   $1,212.55   $2,598.05
with IPP Rider.......................................................  $276.11   $  847.00   $1,443.76   $3,056.55
with EBB Rider.......................................................  $260.66   $  800.83   $1,367.18   $2,905.99
with IPP & EBB Riders................................................  $307.01   $  939.79   $1,598.38   $3,364.48
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders...................................................  $241.00   $  741.88   $1,269.03   $2,711.14
with IPP Rider.......................................................  $287.30   $  880.36   $1,498.92   $3,164.18
with EBB Rider.......................................................  $271.87   $  834.35   $1,422.79   $3,015.43
with IPP & EBB Riders................................................  $318.17   $  972.84   $1,652.67   $3,468.46
MAINSTAY VP CASH MANAGEMENT
without any Riders...................................................  $230.78   $  711.14   $1,217.71   $2,608.40
with IPP Rider.......................................................  $277.13   $  850.05   $1,448.79   $3,066.38
with EBB Rider.......................................................  $261.68   $  803.90   $1,372.26   $2,916.00
with IPP & EBB Riders................................................  $308.03   $  942.80   $1,603.33   $3,373.99
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders...................................................  $228.74   $  704.98   $1,207.41   $2,587.72
with IPP Rider.......................................................  $275.10   $  843.97   $1,438.73   $3,046.70
with EBB Rider.......................................................  $259.64   $  797.79   $1,362.12   $2,895.99
with IPP & EBB Riders................................................  $306.00   $  936.79   $1,593.44   $3,354.97
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders...................................................  $242.02   $  744.95   $1,274.16   $2,721.37
with IPP Rider.......................................................  $288.32   $  883.38   $1,503.92   $3,173.90
with EBB Rider.......................................................  $272.88   $  837.39   $1,427.83   $3,025.32
with IPP & EBB Riders................................................  $319.18   $  975.83   $1,657.58   $3,477.85
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders...................................................  $284.94   $  873.33   $1,487.30   $3,141.56
with IPP Rider.......................................................  $331.04   $1,010.00   $1,712.09   $3,573.79
with EBB Rider.......................................................  $315.67   $  964.59   $1,637.66   $3,431.90
with IPP & EBB Riders................................................  $361.78   $1,101.26   $1,862.45   $3,864.13

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $  924.66   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................................................  $  967.87   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................................................  $  953.47   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................................................  $  996.69   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................................................  $  881.57   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................................................  $  924.98   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................................................  $  910.51   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................................................  $  953.93   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP GROWTH--INITIAL CLASS
without any Riders...................................................  $  906.47   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................................................  $  949.77   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................................................  $  935.33   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................................................  $  978.64   $1,032.71   $1,750.71   $3,654.59
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders...................................................  $  881.57   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................................................  $  924.98   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................................................  $  910.51   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................................................  $  953.93   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without any Riders...................................................  $  911.25   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................................................  $  954.53   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................................................  $  940.10   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................................................  $  983.38   $1,047.64   $1,775.09   $3,700.56
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders...................................................  $  919.87   $  845.92   $1,441.95   $3,052.98
with IPP Rider.......................................................  $  963.11   $  982.97   $1,667.81   $3,489.52
with EBB Rider.......................................................  $  948.70   $  937.44   $1,593.00   $3,346.20
with IPP & EBB Riders................................................  $  991.94   $1,074.48   $1,818.85   $3,782.71
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $  948.60   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................................................  $  991.71   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................................................  $  977.34   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................................................  $1,020.45   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  933.28   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................................................  $  976.46   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................................................  $  962.07   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................................................  $1,005.25   $1,116.13   $1,886.60   $3,909.06
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders...................................................  $  902.64   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................................................  $  945.96   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................................................  $  931.52   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................................................  $  974.83   $1,020.76   $1,731.18   $3,617.67

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $  924.66   $1,533.48   $1,968.68   $3,102.28
with IPP Rider.......................................................  $  967.87   $1,661.27   $2,182.74   $3,536.44
with EBB Rider.......................................................  $  953.47   $1,618.80   $2,111.83   $3,393.89
with IPP & EBB Riders................................................  $  996.69   $1,746.59   $2,325.90   $3,828.04
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................................................  $  881.57   $1,404.88   $1,751.15   $2,649.60
with IPP Rider.......................................................  $  924.98   $1,534.45   $1,970.30   $3,105.61
with EBB Rider.......................................................  $  910.51   $1,491.39   $1,897.72   $2,955.89
with IPP & EBB Riders................................................  $  953.93   $1,620.96   $2,116.86   $3,411.90
MAINSTAY VP GROWTH--INITIAL CLASS
without any Riders...................................................  $  906.47   $1,479.34   $1,877.35   $2,913.63
with IPP Rider.......................................................  $  949.77   $1,607.86   $2,093.53   $3,356.89
with EBB Rider.......................................................  $  935.33   $1,565.16   $2,021.94   $3,211.35
with IPP & EBB Riders................................................  $  978.64   $1,693.69   $2,238.11   $3,654.59
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders...................................................  $  881.57   $1,404.88   $1,751.15   $2,649.60
with IPP Rider.......................................................  $  924.98   $1,534.45   $1,970.30   $3,105.61
with EBB Rider.......................................................  $  910.51   $1,491.39   $1,897.72   $2,955.89
with IPP & EBB Riders................................................  $  953.93   $1,620.96   $2,116.86   $3,411.90
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without any Riders...................................................  $  911.25   $1,493.60   $1,901.45   $2,963.61
with IPP Rider.......................................................  $  954.53   $1,621.93   $2,117.06   $3,404.45
with EBB Rider.......................................................  $  940.10   $1,579.29   $2,045.66   $3,259.73
with IPP & EBB Riders................................................  $  983.38   $1,707.63   $2,261.28   $3,700.56
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders...................................................  $  919.87   $1,519.26   $1,944.72   $3,052.98
with IPP Rider.......................................................  $  963.11   $1,647.24   $2,159.34   $3,489.52
with EBB Rider.......................................................  $  948.70   $1,604.72   $2,088.25   $3,346.20
with IPP & EBB Riders................................................  $  991.94   $1,732.68   $2,302.86   $3,782.71
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $  948.60   $1,604.41   $2,087.75   $3,345.17
with IPP Rider.......................................................  $  991.71   $1,731.21   $2,299.02   $3,767.57
with EBB Rider.......................................................  $  977.34   $1,689.08   $2,229.05   $3,628.88
with IPP & EBB Riders................................................  $1,020.45   $1,815.88   $2,440.33   $4,051.30
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $  933.28   $1,559.06   $2,011.69   $3,190.43
with IPP Rider.......................................................  $  976.46   $1,686.48   $2,224.74   $3,620.32
with EBB Rider.......................................................  $  962.07   $1,644.14   $2,154.17   $3,479.15
with IPP & EBB Riders................................................  $1,005.25   $1,771.58   $2,367.24   $3,909.06
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders...................................................  $  902.64   $1,467.91   $1,858.03   $2,873.45
with IPP Rider.......................................................  $  945.96   $1,596.59   $2,074.66   $3,318.65
with EBB Rider.......................................................  $  931.52   $1,553.83   $2,002.91   $3,172.46
with IPP & EBB Riders................................................  $  974.83   $1,682.52   $2,219.56   $3,617.67

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders...................................................  $280.85   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................................................  $326.97   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................................................  $311.60   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................................................  $357.72   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................................................  $234.87   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................................................  $281.20   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................................................  $265.76   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................................................  $312.09   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP GROWTH--INITIAL CLASS
without any Riders...................................................  $261.44   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................................................  $307.65   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................................................  $292.25   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................................................  $338.46   $1,032.71   $1,750.71   $3,654.59
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders...................................................  $234.87   $  723.43   $1,238.25   $2,649.60
with IPP Rider.......................................................  $281.20   $  862.19   $1,468.87   $3,105.61
with EBB Rider.......................................................  $265.76   $  816.07   $1,392.48   $2,955.89
with IPP & EBB Riders................................................  $312.09   $  954.83   $1,623.10   $3,411.90
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without any Riders...................................................  $266.54   $  818.44   $1,396.41   $2,963.61
with IPP Rider.......................................................  $312.73   $  955.87   $1,623.32   $3,404.45
with EBB Rider.......................................................  $297.34   $  910.21   $1,548.17   $3,259.73
with IPP & EBB Riders................................................  $343.52   $1,047.64   $1,775.09   $3,700.56
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders...................................................  $275.75   $  845.92   $1,441.95   $3,052.98
with IPP Rider.......................................................  $321.89   $  982.97   $1,667.81   $3,489.52
with EBB Rider.......................................................  $306.51   $  937.44   $1,593.00   $3,346.20
with IPP & EBB Riders................................................  $352.66   $1,074.48   $1,818.85   $3,782.71
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders...................................................  $306.40   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................................................  $352.41   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................................................  $337.08   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................................................  $383.08   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders...................................................  $290.05   $  888.54   $1,512.43   $3,190.43
with IPP Rider.......................................................  $336.14   $1,025.00   $1,736.64   $3,620.32
with EBB Rider.......................................................  $320.77   $  979.66   $1,662.37   $3,479.15
with IPP & EBB Riders................................................  $366.86   $1,116.13   $1,886.60   $3,909.06
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders...................................................  $257.35   $  790.92   $1,350.71   $2,873.45
with IPP Rider.......................................................  $303.58   $  928.73   $1,578.69   $3,318.65
with EBB Rider.......................................................  $288.17   $  882.94   $1,503.18   $3,172.46
with IPP & EBB Riders................................................  $334.40   $1,020.76   $1,731.18   $3,617.67

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders...................................................  $  862.42   $  661.82   $1,135.13   $2,441.86
with IPP Rider.......................................................  $  905.92   $  801.42   $1,368.15   $2,907.90
with EBB Rider.......................................................  $  891.42   $  755.04   $1,290.97   $2,754.86
with IPP & EBB Riders................................................  $  934.92   $  894.62   $1,523.97   $3,220.89
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $  924.66   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................................................  $  967.87   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................................................  $  953.47   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................................................  $  996.69   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders...................................................  $  884.44   $  732.66   $1,253.65   $2,680.42
with IPP Rider.......................................................  $  927.84   $  871.27   $1,483.90   $3,134.94
with EBB Rider.......................................................  $  913.37   $  825.21   $1,407.64   $2,985.69
with IPP & EBB Riders................................................  $  956.77   $  963.83   $1,637.88   $3,440.21
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................................................  $  887.32   $  741.88   $1,269.03   $2,711.14
with IPP Rider.......................................................  $  930.70   $  880.36   $1,498.92   $3,164.18
with EBB Rider.......................................................  $  916.24   $  834.35   $1,422.79   $3,015.43
with IPP & EBB Riders................................................  $  959.63   $  972.84   $1,652.67   $3,468.46
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without any Riders...................................................  $  917.96   $  839.81   $1,431.83   $3,033.19
with IPP Rider.......................................................  $  961.21   $  976.96   $1,657.94   $3,470.68
with EBB Rider.......................................................  $  946.79   $  931.38   $1,583.05   $3,327.04
with IPP & EBB Riders................................................  $  990.04   $1,068.52   $1,809.14   $3,764.53
CALVERT SOCIAL BALANCED
without any Riders...................................................  $  912.21   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $  955.49   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $  941.06   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,050.64   $1,779.97   $3,709.73
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $  941.89   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................................................  $  985.03   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................................................  $  970.65   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................................................  $1,013.79   $1,142.83   $1,929.93   $3,989.35
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders...................................................  $  906.47   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................................................  $  949.77   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................................................  $  935.33   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................................................  $  978.64   $1,032.71   $1,750.71   $3,654.59
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders...................................................  $  890.18   $  751.08   $1,284.39   $2,741.77
with IPP Rider.......................................................  $  933.56   $  889.44   $1,513.91   $3,193.32
with EBB Rider.......................................................  $  919.10   $  843.47   $1,437.89   $3,045.06
with IPP & EBB Riders................................................  $  962.48   $  981.83   $1,667.42   $3,496.61

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders...................................................  $  862.42   $1,347.35   $1,653.16   $2,441.86
with IPP Rider.......................................................  $  905.92   $1,477.71   $1,874.60   $2,907.90
with EBB Rider.......................................................  $  891.42   $1,434.40   $1,801.26   $2,754.86
with IPP & EBB Riders................................................  $  934.92   $1,564.74   $2,022.67   $3,220.89
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $  924.66   $1,533.48   $1,968.68   $3,102.28
with IPP Rider.......................................................  $  967.87   $1,661.27   $2,182.74   $3,536.44
with EBB Rider.......................................................  $  953.47   $1,618.80   $2,111.83   $3,393.89
with IPP & EBB Riders................................................  $  996.69   $1,746.59   $2,325.90   $3,828.04
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders...................................................  $  884.44   $1,413.50   $1,765.79   $2,680.42
with IPP Rider.......................................................  $  927.84   $1,542.94   $1,984.59   $3,134.94
with EBB Rider.......................................................  $  913.37   $1,499.92   $1,912.12   $2,985.69
with IPP & EBB Riders................................................  $  956.77   $1,629.36   $2,130.91   $3,440.21
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................................................  $  887.32   $1,422.11   $1,780.41   $2,711.14
with IPP Rider.......................................................  $  930.70   $1,551.42   $1,998.86   $3,164.18
with EBB Rider.......................................................  $  916.24   $1,508.45   $1,926.51   $3,015.43
with IPP & EBB Riders................................................  $  959.63   $1,637.78   $2,144.96   $3,468.46
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without any Riders...................................................  $  917.96   $1,513.56   $1,935.11   $3,033.19
with IPP Rider.......................................................  $  961.21   $1,641.62   $2,149.96   $3,470.68
with EBB Rider.......................................................  $  946.79   $1,599.06   $2,078.80   $3,327.04
with IPP & EBB Riders................................................  $  990.04   $1,727.12   $2,293.64   $3,764.53
CALVERT SOCIAL BALANCED
without any Riders...................................................  $  912.21   $1,496.46   $1,906.27   $2,973.59
with IPP Rider.......................................................  $  955.49   $1,624.75   $2,121.77   $3,413.94
with EBB Rider.......................................................  $  941.06   $1,582.12   $2,050.40   $3,269.37
with IPP & EBB Riders................................................  $  984.34   $1,710.42   $2,265.92   $3,709.73
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $  941.89   $1,584.58   $2,054.53   $3,277.78
with IPP Rider.......................................................  $  985.03   $1,711.65   $2,266.58   $3,703.44
with EBB Rider.......................................................  $  970.65   $1,669.44   $2,196.36   $3,563.68
with IPP & EBB Riders................................................  $1,013.79   $1,796.51   $2,408.40   $3,989.35
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders...................................................  $  906.47   $1,479.34   $1,877.35   $2,913.63
with IPP Rider.......................................................  $  949.77   $1,607.86   $2,093.53   $3,356.89
with EBB Rider.......................................................  $  935.33   $1,565.16   $2,021.94   $3,211.35
with IPP & EBB Riders................................................  $  978.64   $1,693.69   $2,238.11   $3,654.59
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders...................................................  $  890.18   $1,430.70   $1,795.00   $2,741.77
with IPP Rider.......................................................  $  933.56   $1,559.90   $2,013.10   $3,193.32
with EBB Rider.......................................................  $  919.10   $1,516.98   $1,940.87   $3,045.06
with IPP & EBB Riders................................................  $  962.48   $1,646.17   $2,158.97   $3,496.61

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders...................................................  $214.43   $  661.82   $1,135.13   $2,441.86
with IPP Rider.......................................................  $260.85   $  801.42   $1,368.15   $2,907.90
with EBB Rider.......................................................  $245.38   $  755.04   $1,290.97   $2,754.86
with IPP & EBB Riders................................................  $291.80   $  894.62   $1,523.97   $3,220.89
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders...................................................  $280.85   $  861.15   $1,467.17   $3,102.28
with IPP Rider.......................................................  $326.97   $  998.00   $1,692.43   $3,536.44
with EBB Rider.......................................................  $311.60   $  952.52   $1,617.81   $3,393.89
with IPP & EBB Riders................................................  $357.72   $1,089.37   $1,843.10   $3,828.04
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders...................................................  $237.93   $  732.66   $1,253.65   $2,680.42
with IPP Rider.......................................................  $284.25   $  871.27   $1,483.90   $3,134.94
with EBB Rider.......................................................  $268.81   $  825.21   $1,407.64   $2,985.69
with IPP & EBB Riders................................................  $315.13   $  963.83   $1,637.88   $3,440.21
MAINSTAY VP VALUE--INITIAL CLASS
without any Riders...................................................  $241.00   $  741.88   $1,269.03   $2,711.14
with IPP Rider.......................................................  $287.30   $  880.36   $1,498.92   $3,164.18
with EBB Rider.......................................................  $271.87   $  834.35   $1,422.79   $3,015.43
with IPP & EBB Riders................................................  $318.17   $  972.84   $1,652.67   $3,468.46
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without any Riders...................................................  $273.70   $  839.81   $1,431.83   $3,033.19
with IPP Rider.......................................................  $319.86   $  976.96   $1,657.94   $3,470.68
with EBB Rider.......................................................  $304.47   $  931.38   $1,583.05   $3,327.04
with IPP & EBB Riders................................................  $350.63   $1,068.52   $1,809.14   $3,764.53
CALVERT SOCIAL BALANCED
without any Riders...................................................  $267.57   $  821.50   $1,401.48   $2,973.59
with IPP Rider.......................................................  $313.75   $  958.89   $1,628.28   $3,413.94
with EBB Rider.......................................................  $298.36   $  913.24   $1,553.17   $3,269.37
with IPP & EBB Riders................................................  $344.54   $1,050.64   $1,779.97   $3,709.73
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders...................................................  $299.24   $  915.87   $1,557.51   $3,277.78
with IPP Rider.......................................................  $345.29   $1,051.96   $1,780.68   $3,703.44
with EBB Rider.......................................................  $329.94   $1,006.75   $1,706.77   $3,563.68
with IPP & EBB Riders................................................  $375.98   $1,142.83   $1,929.93   $3,989.35
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders...................................................  $261.44   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................................................  $307.65   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................................................  $292.25   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................................................  $338.46   $1,032.71   $1,750.71   $3,654.59
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders...................................................  $244.06   $  751.08   $1,284.39   $2,741.77
with IPP Rider.......................................................  $290.35   $  889.44   $1,513.91   $3,193.32
with EBB Rider.......................................................  $274.92   $  843.47   $1,437.89   $3,045.06
with IPP & EBB Riders................................................  $321.21   $  981.83   $1,667.42   $3,496.61

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders...................................................  $  880.61   $  720.36   $1,233.12   $2,639.32
with IPP Rider.......................................................  $  924.03   $  859.14   $1,463.84   $3,095.82
with EBB Rider.......................................................  $  909.55   $  813.02   $1,387.41   $2,945.92
with IPP & EBB Riders................................................  $  952.97   $  951.81   $1,618.15   $3,402.43
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $  917.00   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................................................  $  960.25   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................................................  $  945.83   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................................................  $  989.08   $1,065.54   $1,804.28   $3,755.41
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders...................................................  $  878.69   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................................................  $  922.12   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................................................  $  907.64   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................................................  $  951.07   $  945.81   $1,608.27   $3,383.47
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders...................................................  $  885.40   $  735.74   $1,258.79   $2,690.68
with IPP Rider.......................................................  $  928.80   $  874.31   $1,488.91   $3,144.69
with EBB Rider.......................................................  $  914.33   $  828.25   $1,412.68   $2,995.62
with IPP & EBB Riders................................................  $  957.73   $  966.83   $1,642.82   $3,449.64
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders...................................................  $  907.42   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $  950.72   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $  936.28   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,035.70   $1,755.60   $3,663.83
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................................................  $  909.34   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................................................  $  952.62   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................................................  $  938.19   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................................................  $  981.48   $1,041.66   $1,765.34   $3,682.20
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders...................................................  $  910.30   $  815.39   $1,319.35   $2,953.64
with IPP Rider.......................................................  $  953.58   $  952.86   $1,618.38   $3,394.96
with EBB Rider.......................................................  $  939.15   $  907.18   $1,543.18   $3,250.05
with IPP & EBB Riders................................................  $  982.44   $1,044.66   $1,770.22   $3,691.38
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS I
without any Riders...................................................  $  913.17   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................................................  $  956.44   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................................................  $  942.01   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................................................  $  985.28   $1,053.61   $1,784.83   $3,718.89
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................................................  $  953.38   $  952.25   $1,617.37   $3,393.03
with IPP Rider.......................................................  $  996.47   $1,087.83   $1,839.14   $3,813.11
with EBB Rider.......................................................  $  982.11   $1,042.78   $1,765.70   $3,675.19
with IPP & EBB Riders................................................  $1,025.20   $1,178.37   $1,987.47   $4,095.28

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders...................................................  $  880.61   $1,402.02   $1,746.28   $2,639.32
with IPP Rider.......................................................  $  924.03   $1,531.61   $1,965.53   $3,095.82
with EBB Rider.......................................................  $  909.55   $1,488.54   $1,892.90   $2,945.92
with IPP & EBB Riders................................................  $  952.97   $1,618.15   $2,112.16   $3,402.43
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $  917.00   $1,510.71   $1,930.31   $3,023.28
with IPP Rider.......................................................  $  960.25   $1,638.80   $2,145.26   $3,461.24
with EBB Rider.......................................................  $  945.83   $1,596.23   $2,074.07   $3,317.45
with IPP & EBB Riders................................................  $  989.08   $1,724.33   $2,289.02   $3,755.41
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders...................................................  $  878.69   $1,396.27   $1,736.52   $2,618.72
with IPP Rider.......................................................  $  922.12   $1,525.95   $1,955.99   $3,076.19
with EBB Rider.......................................................  $  907.64   $1,482.86   $1,883.30   $2,925.98
with IPP & EBB Riders................................................  $  951.07   $1,612.54   $2,102.77   $3,383.47
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders...................................................  $  885.40   $1,416.37   $1,770.68   $2,690.68
with IPP Rider.......................................................  $  928.80   $1,545.77   $1,989.35   $3,144.69
with EBB Rider.......................................................  $  914.33   $1,502.76   $1,916.91   $2,995.62
with IPP & EBB Riders................................................  $  957.73   $1,632.17   $2,135.60   $3,449.64
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders...................................................  $  907.42   $1,482.19   $1,882.17   $2,923.63
with IPP Rider.......................................................  $  950.72   $1,610.68   $2,098.23   $3,366.42
with EBB Rider.......................................................  $  936.28   $1,567.98   $2,026.68   $3,221.04
with IPP & EBB Riders................................................  $  979.58   $1,696.47   $2,242.76   $3,663.83
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................................................  $  909.34   $1,487.90   $1,891.80   $2,943.64
with IPP Rider.......................................................  $  952.62   $1,616.30   $2,107.66   $3,385.45
with EBB Rider.......................................................  $  938.19   $1,573.64   $2,036.17   $3,240.39
with IPP & EBB Riders................................................  $  981.48   $1,702.04   $2,252.02   $3,682.20
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders...................................................  $  910.30   $1,490.75   $1,896.64   $2,953.64
with IPP Rider.......................................................  $  953.58   $1,619.12   $2,112.37   $3,394.96
with EBB Rider.......................................................  $  939.15   $1,576.47   $2,040.92   $3,250.05
with IPP & EBB Riders................................................  $  982.44   $1,704.84   $2,258.65   $3,691.38
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS I
without any Riders...................................................  $  913.17   $1,499.30   $1,911.07   $2,983.54
with IPP Rider.......................................................  $  956.44   $1,627.56   $2,126.48   $3,423.42
with EBB Rider.......................................................  $  942.01   $1,584.94   $2,055.14   $3,278.99
with IPP & EBB Riders................................................  $  985.28   $1,713.20   $2,270.54   $3,718.89
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................................................  $  953.38   $1,618.55   $2,111.41   $3,393.03
with IPP Rider.......................................................  $  996.47   $1,745.15   $2,322.13   $3,813.11
with EBB Rider.......................................................  $  982.11   $1,703.09   $2,252.35   $3,675.19
with IPP & EBB Riders................................................  $1,025.20   $1,829.69   $2,463.07   $4,095.28

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders...................................................  $233.84   $  720.36   $1,233.12   $2,639.32
with IPP Rider.......................................................  $280.18   $  859.14   $1,463.84   $3,095.82
with EBB Rider.......................................................  $264.73   $  813.02   $1,387.41   $2,945.92
with IPP & EBB Riders................................................  $311.07   $  951.81   $1,618.15   $3,402.43
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders...................................................  $272.67   $  836.76   $1,426.78   $3,023.28
with IPP Rider.......................................................  $318.84   $  973.93   $1,652.99   $3,461.24
with EBB Rider.......................................................  $303.45   $  928.35   $1,578.07   $3,317.45
with IPP & EBB Riders................................................  $349.61   $1,065.54   $1,804.28   $3,755.41
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders...................................................  $231.80   $  714.21   $1,222.85   $2,618.72
with IPP Rider.......................................................  $278.14   $  853.08   $1,453.81   $3,076.19
with EBB Rider.......................................................  $262.69   $  806.94   $1,377.31   $2,925.98
with IPP & EBB Riders................................................  $309.04   $  945.81   $1,608.27   $3,383.47
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders...................................................  $238.96   $  735.74   $1,258.79   $2,690.68
with IPP Rider.......................................................  $285.27   $  874.31   $1,488.91   $3,144.69
with EBB Rider.......................................................  $269.83   $  828.25   $1,412.68   $2,995.62
with IPP & EBB Riders................................................  $316.15   $  966.83   $1,642.82   $3,449.64
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders...................................................  $262.46   $  806.22   $1,376.12   $2,923.63
with IPP Rider.......................................................  $308.66   $  943.82   $1,603.50   $3,366.42
with EBB Rider.......................................................  $293.26   $  898.10   $1,528.20   $3,221.04
with IPP & EBB Riders................................................  $339.47   $1,035.70   $1,755.60   $3,663.83
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................................................  $264.50   $  812.33   $1,386.26   $2,943.64
with IPP Rider.......................................................  $310.70   $  949.84   $1,613.42   $3,385.45
with EBB Rider.......................................................  $295.30   $  904.15   $1,538.19   $3,240.39
with IPP & EBB Riders................................................  $341.50   $1,041.66   $1,765.34   $3,682.20
MFS(R) UTILITIES SERIES--INITIAL CLASS
without any Riders...................................................  $265.53   $  815.39   $1,391.35   $2,953.64
with IPP Rider.......................................................  $311.72   $  952.88   $1,618.38   $3,394.96
with EBB Rider.......................................................  $296.32   $  907.18   $1,543.18   $3,250.05
with IPP & EBB Riders................................................  $342.52   $1,044.56   $1,770.22   $3,691.38
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS I
without any Riders...................................................  $268.59   $  824.54   $1,406.53   $2,983.54
with IPP Rider.......................................................  $314.77   $  961.89   $1,633.23   $3,423.42
with EBB Rider.......................................................  $299.37   $  916.26   $1,558.15   $3,278.99
with IPP & EBB Riders................................................  $345.55   $1,053.61   $1,784.83   $3,718.89
ROYCE MICRO-CAP PORTFOLIO
without any Riders...................................................  $311.51   $  952.25   $1,617.37   $3,393.03
with IPP Rider.......................................................  $357.49   $1,087.83   $1,839.14   $3,813.11
with EBB Rider.......................................................  $342.16   $1,042.78   $1,765.70   $3,675.19
with IPP & EBB Riders................................................  $388.15   $1,178.37   $1,987.47   $4,095.28

                                                                                      EXPENSES IF YOU
                                                                                   ANNUITIZE YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................................................  $  934.23   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................................................  $  977.41   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................................................  $  963.02   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................................................  $1,006.19   $1,119.10   $1,891.42   $3,918.01
T. ROWE PRICE EQUITY INCOME PORTFOLIO--I
without any Riders...................................................  $  906.47   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................................................  $  949.77   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................................................  $  935.33   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................................................  $  978.64   $1,032.71   $1,750.71   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $  939.98   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................................................  $  983.13   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................................................  $  968.74   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................................................  $1,011.89   $1,136.90   $1,920.32   $3,971.57
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders...................................................  $  988.82   $1,063.83   $1,800.03   $3,739.82
with IPP Rider.......................................................  $1,031.75   $1,197.89   $2,017.56   $4,143.11
with EBB Rider.......................................................  $1,017.44   $1,153.33   $1,945.49   $4,010.70
with IPP & EBB Riders................................................  $1,060.36   $1,287.38   $2,163.01   $4,414.01
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $  993.60   $1,078.84   $1,824.50   $3,785.71
with IPP Rider.......................................................  $1,036.51   $1,212.68   $2,041.44   $4,186.77
with EBB Rider.......................................................  $1,022.20   $1,168.22   $1,969.59   $4,055.09
with IPP & EBB Riders................................................  $1,065.11   $1,302.04   $2,186.52   $4,456.16

                                                                                      EXPENSES IF YOU
                                                                                   SURRENDER YOUR POLICY
                                                                       ---------------------------------------------
INVESTMENT DIVISION                                                      1 YR        3 YR        5 YR        10 YR
-------------------                                                    ---------   ---------   ---------   ---------
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................................................  $  934.23   $1,561.89   $2,016.45   $3,200.16
with IPP Rider.......................................................  $  977.41   $1,689.29   $2,229.40   $3,629.60
with EBB Rider.......................................................  $  963.02   $1,646.95   $2,158.87   $3,488.60
with IPP & EBB Riders................................................  $1,006.19   $1,774.35   $2,371.81   $3,918.01
T. ROWE PRICE EQUITY INCOME PORTFOLIO--I
without any Riders...................................................  $  906.47   $1,479.34   $1,877.35   $2,913.63
with IPP Rider.......................................................  $  949.77   $1,607.86   $2,093.53   $3,356.89
with EBB Rider.......................................................  $  935.33   $1,565.16   $2,021.94   $3,211.35
with IPP & EBB Riders................................................  $  978.64   $1,693.69   $2,238.11   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $  939.98   $1,578.91   $2,045.02   $3,258.42
with IPP Rider.......................................................  $  983.13   $1,706.07   $2,257.31   $3,685.04
with EBB Rider.......................................................  $  968.74   $1,663.82   $2,186.99   $3,544.97
with IPP & EBB Riders................................................  $1,011.89   $1,790.97   $2,399.27   $3,971.57
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders...................................................  $  988.82   $1,722.74   $2,284.97   $3,739.82
with IPP Rider.......................................................  $1,031.75   $1,847.92   $2,491.65   $4,143.11
with EBB Rider.......................................................  $1,017.44   $1,806.31   $2,423.18   $4,010.70
with IPP & EBB Riders................................................  $1,060.36   $1,931.48   $2,629.85   $4,414.01
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $  993.60   $1,736.76   $2,308.22   $3,785.71
with IPP Rider.......................................................  $1,036.51   $1,861.73   $2,514.34   $4,186.77
with EBB Rider.......................................................  $1,022.20   $1,820.21   $2,446.08   $4,055.09
with IPP & EBB Riders................................................  $1,065.11   $1,945.17   $2,652.19   $4,456.16

                                                                                 EXPENSES IF YOU DO NOT
                                                                                  SURRENDER YOUR POLICY
                                                                       -------------------------------------------
INVESTMENT DIVISION                                                     1 YR       3 YR        5 YR        10 YR
-------------------                                                    -------   ---------   ---------   ---------
ROYCE SMALL-CAP PORTFOLIO
without any Riders...................................................  $291.07   $  891.58   $1,517.44   $3,200.16
with IPP Rider.......................................................  $337.15   $1,028.00   $1,741.55   $3,629.60
with EBB Rider.......................................................  $321.79   $  982.67   $1,667.32   $3,488.60
with IPP & EBB Riders................................................  $367.87   $1,119.10   $1,891.42   $3,918.01
T. ROWE PRICE EQUITY INCOME PORTFOLIO--I
without any Riders...................................................  $261.44   $  803.17   $1,371.05   $2,913.63
with IPP Rider.......................................................  $307.65   $  940.80   $1,598.55   $3,356.89
with EBB Rider.......................................................  $292.25   $  895.08   $1,523.21   $3,211.35
with IPP & EBB Riders................................................  $338.46   $1,032.71   $1,750.71   $3,654.59
VAN ECK WORLDWIDE HARD ASSETS
without any Riders...................................................  $297.20   $  909.80   $1,547.51   $3,258.42
with IPP Rider.......................................................  $343.25   $1,045.98   $1,770.92   $3,685.04
with EBB Rider.......................................................  $327.90   $1,000.73   $1,696.92   $3,544.97
with IPP & EBB Riders................................................  $373.95   $1,136.90   $1,920.32   $3,971.57
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders...................................................  $349.32   $1,063.83   $1,800.03   $3,739.82
with IPP Rider.......................................................  $395.14   $1,197.89   $2,017.56   $4,143.11
with EBB Rider.......................................................  $379.87   $1,153.33   $1,945.49   $4,010.70
with IPP & EBB Riders................................................  $425.68   $1,287.38   $2,163.01   $4,414.01
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders...................................................  $354.43   $1,078.84   $1,824.50   $3,785.71
with IPP Rider.......................................................  $400.22   $1,212.68   $2,041.44   $4,186.77
with EBB Rider.......................................................  $384.96   $1,168.22   $1,969.59   $4,055.09
with IPP & EBB Riders................................................  $430.75   $1,302.04   $2,186.52   $4,456.16

           QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS MAINSTAY PLUS VARIABLE ANNUITY?

     MainStay Plus Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, and/or to the Fixed Account. In addition, you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account and the DCA Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT

             The Separate Account has 74 Investment Divisions, 40 of which are currently available under this policy. They are listed as the currently available investment divisions on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        (ii) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate. (See "The Fixed Account.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the Fixed Account. (See "DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date, although certain restrictions may apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the limits on transfers. We reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year. (See "Transfers.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

     You can make transfers from the Fixed Account and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "The Fixed Account" and "The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options described in this Prospectus.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year and on the date of surrender. In addition, We deduct on a daily basis a charge for policy administrative expenses. This charge is equal to 0.15% (annualized) of the daily average Variable Accumulation Value. (See "Other Charges.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal to 1.25% (annualized) of the daily average Variable Accumulation Value. (See "Separate Account Charge.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies based on the amount of premium payments made. This charge is assessed as a percentage of the partial withdrawal or full surrender during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                                                              SURRENDER
                        PAYMENT YEAR                           CHARGE
                        ------------                          ---------
1...........................................................     7%
2...........................................................     7%
3...........................................................     7%
4...........................................................     6%
5...........................................................     5%
6...........................................................     4%
7+..........................................................     0%

     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value as of the last Policy Anniversary (b) 10% of the Accumulation Value at the time of withdrawal or (c) the Accumulation Value of the policy less the accumulated premium payments, all less any prior surrender charge free withdrawals during the policy year. (See "Surrender Charges" and "Exceptions to Surrender Charges.")

     If you selected the Investment Protection Plan Rider ("IPP") (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "Other Charges--Investment Protection Plan Rider Charge"). The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan. We call this charge a Rider Risk Charge Adjustment. (See "Other Charges--Rider Risk Charge Adjustment"). The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages We are currently charging before you select the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan Rider. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at that time.

     If you elect the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you elect this Rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may, in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $100 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan or such lower amount as We may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan.

     You have a choice of sending premium payments directly to NYLIAC as indicated in the response to Question 15 or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is up to $1,500,000 without prior approval. Withdrawals will not reduce the aggregate amount of premium payments. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and/or DCA Advantage Plan Accounts which you selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment, to and thereafter, may maintain the Accumulation Value in the Investment Divisions, the DCA Advantage Plan Accounts plus the Fixed Account. (See "Automatic Asset Reallocation".) Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative and the DCA Advantage Plan Account at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. The minimum amount which you may place in any DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or any DCA Advantage Plan Account and the number of Allocation Alternatives and DCA Advantage Plan Accounts to which you allocate your Accumulation Value.

7. MAY NYLIAC TERMINATE YOUR POLICY?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "Distributions Under the Policy" and "Federal Tax Matters".)

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "Income Payments".) We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary under the policy an amount equal to the greatest of:

        (a) the Accumulation Value, less any outstanding loan balance.

        (b) the sum of all premium payments made, less any partial withdrawals and surrender charges on those partial withdrawals, and any rider charges; or

        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any partial withdrawals (proportional withdrawals in New York), applicable surrender charges since the most recent "reset date", and any rider charges since the last Reset Anniversary. We recalculate the reset value, with respect to any policy, every year from the Policy Date until you or the Annuitant reaches age 85.

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (Also see "Death Before Annuity Commencement" and "Federal Tax Matters".)

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, and SEP policies only; Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies. (See "Enhanced Beneficiary Benefit Rider" and "Enhanced Spousal Continuance Rider").

12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel a policy by returning it or providing written notification to Us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In jurisdictions where approved, you will receive the policy's Accumulation Value on the date We receive the policy without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from Us the greater of: (i) the initial premium payment less any prior partial withdrawals, or (ii) the Accumulation Value on the date We receive the policy, without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights".)

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans.")

15. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?

REGULAR MAIL           NYL Annuity Service Center
                       2400 Reliable Parkway
                       Chicago, IL 60686
EXPRESS MAIL           National City Corporation
                       Attn: NYL Annuity Service Center/Lockbox #2400
                       5635 S. Archer Avenue
                       Chicago, IL 60638
CUSTOMER SERVICE       (800) 762-6212
AND UNIT VALUES

     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.

                              FINANCIAL STATEMENTS

     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004, (including the report of independent auditors), and the Separate Account statement of assets and liabilities as of December 31, 2004, and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in the Financial Statements (including the report of independent auditors) are included in the SAI. The independent accountants are PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017.

                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division, which were available for sale, for each fiscal year ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 1999 and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.


                                MAINSTAY VP
                               BASIC VALUE--
                               SERVICE CLASS                MAINSTAY VP BASIC VALUE--INITIAL CLASS
                              ----------------   -------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999    1998(C)
                              ------   -------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.32   $10.00    $10.18   $ 8.07   $10.61   $11.27   $10.72   $10.19   $10.00
Accumulation Unit Value
  (end of period)...........  $12.40   $11.32    $11.18   $10.18   $ 8.07   $10.61   $11.27   $10.72   $10.19
Number of Units
  Outstanding (in 000s)
  (end of period)...........     251       73     3,342    3,407    4,314    4,211    3,356    2,397    1,629

                                MAINSTAY VP
                                   BOND--
                               SERVICE CLASS               MAINSTAY VP BOND--INITIAL CLASS
                              ----------------   ---------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999
                              ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $ 9.91   $10.00    $15.60   $15.14   $14.02   $13.01   $12.02   $12.37
Accumulation Unit Value
  (end of period)...........  $10.15   $ 9.91    $16.01   $15.60   $15.14   $14.02   $13.01   $12.02
Number of Units
  Outstanding (in 000s)
  (end of period)...........     737      296    10,346   12,616   14,282   11,339    6,588    6,871


                               MAINSTAY VP BOND--INITIAL CLASS
                              ----------------------------------
                               1998     1997     1996    1995(A)
                              ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.50   $10.64   $10.57   $10.00
Accumulation Unit Value
  (end of period)...........  $12.37   $11.50   $10.64   $10.57
Number of Units
  Outstanding (in 000s)
  (end of period)...........   4,993    1,981    1,193      173

                                MAINSTAY VP
                                  CAPITAL
                               APPRECIATION--
                               SERVICE CLASS       MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                              ----------------   ---------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999
                              ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $11.15   $10.00    $16.26   $12.98   $19.03   $25.14   $28.55   $23.09
Accumulation Unit Value
  (end of period)...........  $11.42   $11.15    $16.70   $16.26   $12.98   $19.03   $25.14   $28.55
Number of Units
  Outstanding (in 000s)
  (end of period)...........     653      248    20,255   23,240   25,441   29,099   29,793   23,024


                              MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                              ----------------------------------
                               1998     1997     1996    1995(A)
                              ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $16.95   $13.92   $11.89   $10.00
Accumulation Unit Value
  (end of period)...........  $23.09   $16.95   $13.92   $11.89
Number of Units
  Outstanding (in 000s)
  (end of period)...........  15,940   11,001    6,949      951

---------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.

(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


                                                                 MAINSTAY VP CASH MANAGEMENT
                              -------------------------------------------------------------------------------------------------
                               2004      2003      2002      2001      2000      1999      1998      1997      1996     1995(A)
                              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Accumulation Unit Value
  (beginning of period).....    $1.26     $1.27     $1.27     $1.24     $1.18     $1.14     $1.10     $1.06     $1.03     $1.00
Accumulation Unit Value (end
  of period)................    $1.25     $1.26     $1.27     $1.27     $1.24     $1.18     $1.14     $1.10     $1.06     $1.03
Number of Units Outstanding
  (in 000s) (end of
  period)...................  100,042   130,435   208,084   205,310   133,091   248,786   105,842    43,157    32,709    13,190

                                MAINSTAY VP
                               COMMON STOCK--
                               SERVICE CLASS      MAINSTAY VP COMMON STOCK--INITIAL CLASS
                              ----------------   ------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000
                              ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $11.40   $10.00    $20.33   $16.31   $21.84   $26.71   $28.02
Accumulation Unit Value
  (end of period)...........  $12.44   $11.40    $22.23   $20.33   $16.31   $21.84   $26.71
Number of Units Outstanding
  (in 000s)
  (end of period)...........     387      162    12,168   13,689   14,959   16,447   15,714


                                MAINSTAY VP COMMON STOCK--INITIAL CLASS
                              -------------------------------------------
                               1999     1998     1997     1996    1995(A)
                              ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $21.87   $17.52   $14.01   $11.42   $10.00
Accumulation Unit Value
  (end of period)...........  $28.02   $21.87   $17.52   $14.01   $11.42
Number of Units Outstanding
  (in 000s)
  (end of period)...........  11,321    8,239    4,979    2,276      241


                                MAINSTAY VP
                               CONVERTIBLE--
                               SERVICE CLASS                         MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                              ----------------   -------------------------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                              ------   -------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $10.99   $10.00    $16.81   $13.95   $15.36   $15.92   $17.00   $12.14   $11.78   $10.35   $10.00
Accumulation Unit Value
  (end of period)...........  $11.48   $10.99    $17.59   $16.81   $13.95   $15.36   $15.92   $17.00   $12.14   $11.78   $10.35
Number of Units
  Outstanding (in 000s)
  (end of period)...........     884      347     9,263   10,078    9,467    9,385    7,873    3,826    3,139    2,205    1,250


                                  MAINSTAY VP
                              DEVELOPING GROWTH--
                                 SERVICE CLASS               MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
                              --------------------   -------------------------------------------------------------
                                2004      2003(E)     2004     2003     2002     2001     2000     1999    1998(C)
                              --------   ---------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....   $11.63     $10.00     $ 8.30   $ 6.07   $ 8.67   $ 9.49   $11.89   $ 9.12   $10.00
Accumulation Unit Value
  (end of period)...........   $12.11     $11.63     $ 8.66   $ 8.30   $ 6.07   $ 8.67   $ 9.49   $11.89   $ 9.12
Number of Units
  Outstanding (in 000s)
  (end of period)...........      161         55      2,817    3,094    2,893    2,959    3,141    2,276    1,573

                                MAINSTAY VP
                                GOVERNMENT--
                               SERVICE CLASS     MAINSTAY VP GOVERNMENT--INITIAL CLASS
                              ----------------   ---------------------------------
                               2004    2003(E)    2004     2003     2002     2001
                              ------   -------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $ 9.75   $10.00    $15.17   $15.10   $13.94   $13.26
Accumulation Unit Value
  (end of period)...........  $ 9.91   $ 9.75    $15.46   $15.17   $15.10   $13.94
Number of Units
  Outstanding (in 000s)
  (end of period)...........     614      272     8,248   11,183   15,260    8,293


                                   MAINSTAY VP GOVERNMENT--INITIAL CLASS
                              ----------------------------------------------------
                               2000     1999     1998     1997     1996    1995(A)
                              ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.98   $12.37   $11.51   $10.66   $10.57   $10.00
Accumulation Unit Value
  (end of period)...........  $13.26   $11.98   $12.37   $11.51   $10.66   $10.57
Number of Units
  Outstanding (in 000s)
  (end of period)...........   4,508    5,008    3,208    1,103      855      178

---------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.

(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


                                MAINSTAY VP
                                  GROWTH--
                               SERVICE CLASS                   MAINSTAY VP GROWTH--INITIAL CLASS
                              ----------------   -------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999    1998(C)
                              ------   -------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.11   $10.00    $12.44   $ 9.85   $13.92   $16.92   $19.06   $11.68   $10.00
Accumulation Unit Value
  (end of period)...........  $10.67   $11.11    $11.98   $12.44   $ 9.85   $13.92   $16.92   $19.06   $11.68
Number of Units
  Outstanding (in 000s)
  (end of period)...........     191       74     6,615    7,818    8,375    9,537    9,323    2,730    1,408

                                MAINSTAY VP
                                 HIGH YIELD
                              CORPORATE BOND--
                               SERVICE CLASS     MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                              ----------------   ---------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999
                              ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $11.41   $10.00    $20.42   $15.19   $15.09   $14.59   $15.72   $14.12
Accumulation Unit Value
  (end of period)...........  $12.65   $11.41    $22.70   $20.42   $15.19   $15.09   $14.59   $15.72
Number of Units
  Outstanding (in 000s)
  (end of period)...........   2,643      920    27,478   30,240   27,478   28,228   25,693   25,509


                            MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                              ----------------------------------
                               1998     1997     1996    1995(A)
                              ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $13.95   $12.52   $10.83   $10.00
Accumulation Unit Value
  (end of period)...........  $14.12   $13.95   $12.52   $10.83
Number of Units
  Outstanding (in 000s)
  (end of period)...........  21,960   14,577    6,539      648


                                 MAINSTAY VP
                              INCOME & GROWTH--
                                SERVICE CLASS               MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
                              ------------------   -------------------------------------------------------------
                               2004     2003(E)     2004     2003     2002     2001     2000     1999    1998(C)
                              -------   --------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.07     $10.00    $10.07   $ 7.94   $10.00   $11.08   $12.59   $10.86   $10.00
Accumulation Unit Value
  (end of period)...........  $12.27     $11.07    $11.19   $10.07   $ 7.94   $10.00   $11.08   $12.59   $10.86
Number of Units
  Outstanding (in 000s)
  (end of period)...........     200         45     4,151    4,374    5,461    5,593    5,454    3,997    2,263

                                MAINSTAY VP
                               INTERNATIONAL
                                  EQUITY--
                               SERVICE CLASS       MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                              ----------------   ---------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999
                              ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $11.74   $10.00    $15.63   $12.19   $12.94   $15.26   $18.88   $14.95
Accumulation Unit Value
  (end of period)...........  $13.55   $11.74    $18.09   $15.63   $12.19   $12.94   $15.26   $18.88
Number of Units
  Outstanding (in 000s)
  (end of period)...........     441      114     2,925    2,229    1,933    1,537    1,556    1,204


                              MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                              ----------------------------------
                               1998     1997     1996    1995(A)
                              ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $12.32   $11.88   $10.90   $10.00
Accumulation Unit Value
  (end of period)...........  $14.95   $12.32   $11.88   $10.90
Number of Units
  Outstanding (in 000s)
  (end of period)...........   1,012      932      692       67


                               MAINSTAY VP     MAINSTAY VP
                                 MID CAP         MID CAP      MAINSTAY VP MID CAP
                                 CORE--         GROWTH--            VALUE--                 MAINSTAY VP MID CAP
                              SERVICE CLASS   SERVICE CLASS      SERVICE CLASS              VALUE--INITIAL CLASS
                              -------------   -------------   --------------------   ----------------------------------
                                 2004(H)         2004(H)        2004      2003(E)     2004     2003     2002    2001(D)
                              -------------   -------------   --------   ---------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....     $11.80          $12.07        $11.60      $10.00    $10.53   $ 8.28   $ 9.83   $10.00
Accumulation Unit Value
  (end of period)...........     $14.19          $14.56        $13.41      $11.60    $12.20   $10.53   $ 8.28   $ 9.83
Number of Units
  Outstanding (in 000s)
  (end of period)...........        414             653           688         207     7,353    6,201    5,378    1,781

---------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.

(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(d) For the period July 2, 2001 (commencement of operations) through December 31, 2001.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

(h) For the period May 1, 2004 (commencement of operations) through December 31, 2004.


                                MAINSTAY VP
                              S&P 500 INDEX--
                               SERVICE CLASS      MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                              ----------------   ------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000
                              ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $11.26   $10.00    $20.74   $16.41   $21.39   $24.68   $27.60
Accumulation Unit Value
  (end of period)...........  $12.24   $11.26    $22.60   $20.74   $16.41   $21.39   $24.68
Number of Units
  Outstanding (in 000s)
  (end of period)...........   1,713      606    23,603   25,814   27,274   30,265   30,595


                               MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                              -------------------------------------------
                               1999     1998     1997     1996    1995(A)
                              ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $23.19   $18.30   $13.97   $11.58   $10.00
Accumulation Unit Value
  (end of period)...........  $27.60   $23.19   $18.30   $13.97   $11.58
Number of Units
  Outstanding (in 000s)
  (end of period)...........  24,805   17,575    9,982    4,327      358


                                  MAINSTAY VP
                              SMALL CAP GROWTH--
                                 SERVICE CLASS       MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
                              -------------------   ---------------------------------------------
                                2004     2003(E)      2004        2003        2002       2001(D)
                              --------   --------   ---------   ---------   ---------   ---------
Accumulation Unit Value
  (beginning of period).....   $12.24     $10.00     $ 9.61      $ 6.88      $ 9.48      $10.00
Accumulation Unit Value
  (end of period)...........   $13.17     $12.24     $10.37      $ 9.61      $ 6.88      $ 9.48
Number of Units
  Outstanding (in 000s)
  (end of period)...........      593        192      4,375       4,177       2,600       1,286

                                MAINSTAY VP
                               TOTAL RETURN--
                               SERVICE CLASS      MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                              ----------------   ------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000
                              ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $10.73   $10.00    $17.01   $14.41   $17.52   $19.89   $21.09
Accumulation Unit Value
  (end of period)...........  $11.23   $10.73    $17.84   $17.01   $14.41   $17.52   $19.89
Number of Units
  Outstanding (in 000s)
  (end of period)...........     501      171    12,145   13,754   14,813   16,939   17,027


                                MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                              -------------------------------------------
                               1999     1998     1997     1996    1995(A)
                              ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $18.28   $14.58   $12.55   $11.36   $10.00
Accumulation Unit Value
  (end of period)...........  $21.09   $18.28   $14.58   $12.55   $11.36
Number of Units
  Outstanding (in 000s)
  (end of period)...........  14,509   11,136    7,629    5,154      665

                                MAINSTAY VP
                                  VALUE--
                               SERVICE CLASS              MAINSTAY VP VALUE--INITIAL CLASS
                              ----------------   ---------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999
                              ------   -------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $11.55   $10.00    $18.22   $14.51   $18.64   $18.82   $16.91   $15.76
Accumulation Unit Value
  (end of period)...........  $12.64   $11.55    $19.99   $18.22   $14.51   $18.64   $18.82   $16.91
Number of Units
  Outstanding (in 000s)
  (end of period)...........     633      223    10,255   11,104   11,706   11,482    8,963    9,782


                               MAINSTAY VP VALUE--INITIAL CLASS
                              ----------------------------------
                               1998     1997     1996    1995(A)
                              ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $16.67   $13.76   $11.32   $10.00
Accumulation Unit Value
  (end of period)...........  $15.76   $16.67   $13.76   $11.32
Number of Units
  Outstanding (in 000s)
  (end of period)...........  10,004    7,236    3,377      432

                                   ALGER
                               AMERICAN SMALL
                              CAPITALIZATION--
                               CLASS S SHARES                  ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
                              ----------------   -------------------------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                              ------   -------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $12.16   $10.00    $ 8.63   $ 6.15   $ 8.45   $12.16   $16.93   $11.97   $10.51   $ 9.57   $10.00
Accumulation Unit Value
  (end of period)...........  $13.95   $12.16    $ 9.92   $ 8.63   $ 6.15   $ 8.45   $12.16   $16.93   $11.97   $10.51   $ 9.57
Number of Units
  Outstanding (in 000s)
  (end of period)...........     210       55     6,515    6,994    7,192    7,864    7,657    3,063    1,904    1,060      125

---------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.

(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

(d) For the period July 2, 2001 (commencement of operations) through December 31, 2001.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


                                                              CALVERT SOCIAL BALANCED
                              ----------------------------------------------------------------------------------------
                               2004     2003     2002     2001     2000     1999     1998     1997     1996    1995(A)
                              ------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76   $12.46   $11.22   $10.00
Accumulation Unit Value
  (end of period)...........  $17.86   $16.73   $14.22   $16.41   $17.89   $18.72   $16.92   $14.76   $12.46   $11.22
Number of Units
  Outstanding (in 000s)
  (end of period)...........   1,684    1,655    1,627    1,668    1,484      987      594      282      123       17

                               COLONIAL SMALL
                               CAP VALUE FUND,        DREYFUS IP
                              VARIABLE SERIES--   TECHNOLOGY GROWTH--         DREYFUS IP TECHNOLOGY
                                   CLASS B          SERVICE SHARES            GROWTH--INITIAL SHARES
                              -----------------   -------------------   ----------------------------------
                                   2004(G)          2004     2003(E)     2004     2003     2002    2001(D)
                              -----------------   --------   --------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....       $10.00          $11.77     $10.00    $ 8.75   $ 5.88   $ 9.84   $10.00
Accumulation Unit Value
  (end of period)...........       $10.61          $11.63     $11.77    $ 8.67   $ 8.75   $ 5.88   $ 9.84
Number of Units
  Outstanding (in 000s)
  (end of period)...........           49             277        104     1,936    2,027      815      325

                              FIDELITY(R) VIP
                              CONTRAFUND(R)--
                              SERVICE CLASS 2                     FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                              ----------------   -------------------------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                              ------   -------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.69   $10.00    $18.44   $14.56   $16.28   $18.82   $20.44   $16.68   $13.01   $10.63   $10.00
Accumulation Unit Value
  (end of period)...........  $13.27   $11.69    $21.00   $18.44   $14.56   $16.28   $18.82   $20.44   $16.68   $13.01   $10.63
Number of Units
  Outstanding (in 000s)
  (end of period)...........     955      318    15,206   15,836   16,358   17,160   16,983   12,004    7,022    3,079      241

                              FIDELITY(R) VIP
                                  EQUITY-
                                  INCOME--       FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                              SERVICE CLASS 2    ------------------------------------------
                              ----------------
                               2004    2003(E)    2004     2003     2002     2001     2000
                              ------   -------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).....  $11.53   $10.00    $16.07   $12.50   $15.26   $16.29   $15.23
Accumulation Unit Value
  (end of period)...........  $12.64   $11.53    $17.67   $16.07   $12.50   $15.26   $16.29
Number of Units
  Outstanding (in 000s)
  (end of period)...........     810      251    10,725   11,179   11,548   11,501    9,762

                                                                   FIDELITY(R) VIP
                                                                      MID CAP--
                                FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                              -----------------------------------------------------
                                                                   ----------------
                               1999     1998     1997    1996(B)    2004    2003(F)
                              ------   ------   ------   -------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $14.53   $13.20   $10.45   $10.00    $11.27   $10.00
Accumulation Unit Value
  (end of period)...........  $15.23   $14.53   $13.20   $10.45    $13.85   $11.27
Number of Units
  Outstanding (in 000s)
  (end of period)...........   8,139    5,850    2,267      149     2,037      199

                                 JANUS ASPEN
                              SERIES BALANCED--
                                SERVICE SHARES                    JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                              ------------------   -------------------------------------------------------------------------------
                               2004     2003(E)     2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                              -------   --------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $10.52     $10.00    $19.17   $17.05   $18.48   $19.66   $20.40   $16.32   $12.32   $10.24   $10.00
Accumulation Unit Value
  (end of period)...........  $11.23     $10.52    $20.52   $19.17   $17.05   $18.48   $19.66   $20.40   $16.32   $12.32   $10.24
Number of Units
  Outstanding (in 000s)
  (end of period)...........     924        410    24,437   28,250   31,372   32,862   30,425   16,575    6,418    2,043      125

---------------

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.

(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(d) For the period July 2, 2001 (commencement of operations) through December 31, 2001.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

(f) For the period September 5, 2003 (commencement of operations) through December 31, 2003.

(g) For the period November 15, 2004 (commencement of operations) through December 31, 2004.


                                JANUS ASPEN
                              SERIES WORLDWIDE
                                  GROWTH--
                               SERVICE SHARES               JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                              ----------------   -------------------------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                              ------   -------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.53   $10.00    $14.70   $12.02   $16.36   $21.39   $25.73   $15.86   $12.48   $10.36   $10.00
Accumulation Unit Value
  (end of period)...........  $11.88   $11.53    $15.18   $14.70   $12.02   $16.36   $21.39   $25.73   $15.86   $12.48   $10.36
Number of Units
  Outstanding (in 000s)
  (end of period)...........     297      121    15,251   18,103   20,859   23,563   23,672   12,816    7,855    4,392      269


                                   MFS(R)
                              INVESTORS TRUST
                                  SERIES--
                               SERVICE CLASS             MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                              ----------------   -------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999    1998(C)
                              ------   -------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $10.86   $10.00    $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57   $10.00
Accumulation Unit Value
  (end of period)...........  $11.91   $10.86    $ 9.35   $ 8.52   $ 7.07   $ 9.07   $10.95   $11.12   $10.57
Number of Units
  Outstanding (in 000s)
  (end of period)...........      70       12     2,599    2,885    3,138    3,303    2,695    1,685      435


                                   MFS(R)
                              RESEARCH SERIES--
                                SERVICE CLASS                 MFS(R) RESEARCH SERIES--INITIAL CLASS
                              -----------------   -------------------------------------------------------------
                               2004     2003(E)    2004     2003     2002     2001     2000     1999    1998(C)
                              -------   -------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.02    $10.00    $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83   $10.00
Accumulation Unit Value
  (end of period)...........  $12.56    $11.02    $10.09   $ 8.84   $ 7.19   $ 9.66   $12.44   $13.25   $10.83
Number of Units
  Outstanding (in 000s)
  (end of period)...........      74        35     3,422    3,779    4,107    4,857    4,054      999      252

                                                                                           NEUBERGER
                                                                                           BERMAN AMT
                                    MFS(R)                       MFS(R)                     MID-CAP
                              UTILITIES SERIES--           UTILITIES SERIES--               GROWTH--
                                SERVICE CLASS                INITIAL CLASS                  CLASS S
                              ------------------   ----------------------------------   ----------------
                               2004     2003(E)     2004     2003     2002    2001(D)    2004    2003(E)
                              -------   --------   ------   ------   ------   -------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $10.83     $10.00    $ 9.01   $ 6.72   $ 8.83   $10.00    $10.91   $10.00
Accumulation Unit Value
  (end of period)...........  $13.86     $10.83    $11.57   $ 9.01   $ 6.72   $ 8.83    $12.48   $10.91
Number of Units Outstanding
  (in 000s) (end of
  period)...................   1,092          0       155       97       45       15       109        1


                                     NEUBERGER BERMAN AMT
                                       MID-CAP GROWTH--
                                           CLASS I
                              ----------------------------------
                               2004     2003     2002    2001(D)
                              ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $ 8.49   $ 6.72   $ 9.64   $10.00
Accumulation Unit Value
  (end of period)...........  $ 9.73   $ 8.49   $ 6.72   $ 9.64
Number of Units Outstanding
  (in 000s) (end of
  period)...................     390      511      249       48

---------------

(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(d) For the period July 2, 2001 (commencement of operations) through December 31, 2001.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.


                               T. ROWE PRICE
                               EQUITY INCOME
                               PORTFOLIO--II                 T. ROWE PRICE EQUITY INCOME PORTFOLIO
                              ----------------   -------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999    1998(C)
                              ------   -------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $11.20   $10.00    $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13   $10.00
Accumulation Unit Value
  (end of period)...........  $12.66   $11.20    $13.88   $12.25   $ 9.90   $11.55   $11.55   $10.36   $10.13
Number of Units Outstanding
  (in 000s) (end of
  period)...................     765      224    10,397    9,625    9,056    7,398    3,679    2,387      995

                                                                                               VICTORY VIF
                                                                                               DIVERSIFIED
                                                                                                 STOCK--
                                              VAN ECK WORLDWIDE HARD ASSETS                   CLASS A SHARES
                              -------------------------------------------------------------   --------------
                               2004     2003     2002     2001     2000     1999    1998(C)      2004(H)
                              ------   ------   ------   ------   ------   ------   -------   --------------
Accumulation Unit Value
  (beginning of period).....  $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02   $10.00        $10.00
Accumulation Unit Value
  (end of period)...........  $15.55   $12.72   $ 8.89   $ 9.28   $10.51   $ 9.57   $ 8.02        $11.19
Number of Units
  Outstanding (in 000s
  (end of period)...........   1,271      805      714      378      469      216       53           184

                                 VAN KAMPEN
                                UIF EMERGING
                              MARKETS EQUITY--
                                  CLASS II                       VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
                              ----------------   -------------------------------------------------------------------------------
                               2004    2003(E)    2004     2003     2002     2001     2000     1999     1998     1997    1996(B)
                              ------   -------   ------   ------   ------   ------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).....  $13.71   $10.00    $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00   $10.00
Accumulation Unit Value
  (end of period)...........  $16.63   $13.71    $12.70   $10.46   $ 7.09   $ 7.89   $ 8.55   $14.27   $ 7.40   $ 9.89   $10.00
Number of Units
  Outstanding (in 000s)
  (end of period)...........     134       31     3,076    3,161    3,213    3,172    3,358    1,659      841      827       80

---------------

(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(e) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

(h) For the period May 1, 2004 (commencement of operations) through December 31, 2004.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation, ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $65.8 billion at the end of 2004. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.

     The Separate Account has 74 Investment Divisions, 40 of which are currently available under the product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.


-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Balanced; MainStay VP Bond;
                                 Management LLC
                                                                     MainStay VP Capital Appreciation; MainStay VP Cash
                                 Subadviser: MacKay Shields LLC      Management; MainStay VP Common Stock; MainStay VP
                                 ("MacKay")                          Convertible; MainStay VP Floating Rate; MainStay VP
                                                                     Government; MainStay VP High Yield Corporate Bond;
                                                                     MainStay VP International Equity; MainStay VP Mid
                                                                     Cap Core; MainStay VP Mid Cap Growth; MainStay VP
                                                                     Mid Cap Value; MainStay VP S&P 500 Index; MainStay
                                                                     VP Small Cap Growth; MainStay VP Total Return;
                                                                     MainStay VP Value
                                 Subadviser: American Century        MainStay VP Income & Growth
                                 Investment Management, Inc.
                                 Subadviser: The Dreyfus             MainStay VP Basic Value
                                 Corporation
                                 Subadviser: Eagle Asset             MainStay VP Growth
                                 Management, Inc.
                                 Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                 LLC
-------------------------------------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
-------------------------------------------------------------------------------------------------------------------------

Calvert Variable Series, Inc.    Calvert Asset Management Advisor    Calvert Social Balanced
                                 Inc. Subadviser: New Amsterdam
                                 Partners LLC SSgA Funds
                                 Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment      Columbia Management Advisors Inc.   Colonial Small Cap Value Fund, Variable Series
Trust
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance      Fidelity Management and Research
Products Fund                    Company
                                 Subadviser: Fidelity Management &   Fidelity(R) VIP Contrafund(R)
                                 Research (U.K.) Inc. ("FMRUK"),
                                 Fidelity Management & Research
                                 (Far East) Inc. ("FMRFE"),
                                 Fidelity Investments Japan Limited
                                 ("FIJL"), FMR Co., Inc. ("FMRC")
                                 Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                 Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid Cap
                                 FMRC
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance        MFS(R) Investment Management        MFS(R) Investors Trust Series; MFS(R) Research
Trust(SM)                                                            Series; MFS(R) Utilities Series
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers        Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Subadviser: Neuberger Berman, LLC
-------------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund           Royce & Associates, LLC             Royce Micro-Cap Portfolio;
                                                                     Royce Small-Cap Portfolio
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
Inc.
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust
-------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
-------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       Victory Capital Management, Inc.    Victory VIF Diversified Stock
Funds
-------------------------------------------------------------------------------------------------------------------------

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value and the DCA Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     Certain provisions of the policies may be different than the general descriptions in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the MainStay Plus Variable Annuity policy described in this prospectus, We offer other variable annuities, with different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and liquidity preferences.

     The following chart outlines some of the different features for other MainStay variable annuities We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.


                                                        MAINSTAY
                                                         PREMIUM             MAINSTAY
                                 MAINSTAY PLUS        PLUS/PREMIUM            SELECT           MAINSTAY ELITE
                                   VARIABLE         PLUS II VARIABLE         VARIABLE             VARIABLE
                                    ANNUITY              ANNUITY              ANNUITY              ANNUITY
Surrender Charge Period             6 years              8 years              3 years              8 years
  (Based on each premium       (7%, 7%, 7%, 6%,     (8%, 8%, 8%, 8%,       (8%, 8%, 7%)       (8%, 8%, 8%, 7%,
  payment date)                     5%, 4%)         7%, 6%, 5%, 4%)*                          6%, 5%, 4%, 3%)*
DCA Advantage Account                 Yes                  Yes                  Yes                  Yes
                               (6-, 12- and 18-     (6-month account)    (6- and 12-month     (6-month account)
                                month accounts)                              accounts)
Interest Sweep                        Yes                  Yes                  Yes                  Yes
Premium Credit                        No                   Yes                  No                   No
Fixed Account                         Yes                  Yes                  Yes                  Yes
                                   One year             One year             One year             One year
Reset Death Benefit           Annual Reset to age  Annual Reset to age  Annual Reset to age    Optional Annual
Guarantee                             85                   80                   80             Reset to age 80
Annual Death Benefit                  N/A                  N/A                  N/A          Ages 65 or younger:
Guarantee                                                                                           0.30%
                                                                                               Ages 66 to 75:
                                                                                                    0.35%
Mortality and Expense Risk           1.40%         1.60% for MainStay          1.85%                1.70%
and Administrative Costs      Based on assets of      Premium Plus      Based on assets of    Based on Adjusted
Charge                           the Separate       Variable Annuity       the Separate       Premium Payments.
                              Account. Charge is                        Account. Charge is      Charge is not
                               reflected in the    1.75% for MainStay    reflected in the     reflected in the
                               Accumulation Unit     Premium Plus II     Accumulation Unit    Accumulation Unit
                                    Value.          Variable Annuity          Value.               Value.
                                                   Based on assets of
                                                      the Separate
                                                   Account. Charge is
                                                    reflected in the
                                                    Accumulation Unit
                                                         Value.
Annual Policy Service Charge   Lesser of $30 or            $30                  $50                  $30
                                   2% of the
                              Accumulation Value
Minimum Cash Value Required         $20,000             $100,000             $100,000             $100,000
to Waive

      All policies and features may not be available in all jurisdictions.

    * May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions and

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs and Inherited IRAs.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Internal Revenue Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They may include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every year and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, partial withdrawals and surrender charges, and any rider charges;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive (without surrender charges) a guaranteed amount of monthly income for life after the first Policy Year;

     (5) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole primary Beneficiary;

     (6) an Unemployment Benefit Rider (not available for policies issued to fund a Pension Plan) and a Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

     (7) an optional Investment Protection Plan Rider (not available on TSA and Inherited IRA policies), which allows you to surrender the policy and receive an amount equal to the greater of the policy's Accumulation Value or the amount guaranteed under the rider;

     (8) optional EBB Rider and ESC Rider (ESC not available on policies sold in connection with TSAs and policies issued to fund a Pension Plan) which allows you to increase your death benefit by a percentage of the gain in the policy; and

     (9) an Interest Sweep feature which provides the opportunity to allocate interest earned on monies in the Fixed Account to the Investment Divisions under the policy.

These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application with a registered representative. The application is sent to Us with your initial premium payment. In addition, in jurisdictions where permitted, you can also instruct a broker-dealer or bank with whom NYLIAC has entered into an agreement to forward the initial premium payment along with Our Policy Request form to Us. If the application or Policy Request supplied by a broker-dealer or bank is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt. If We cannot credit the initial premium payment within five Business Days after We receive it because the application or Policy Request is incomplete or inaccurate, We will contact you, the broker-dealer or bank providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 15.

     If We issue your policy based on a Policy Request, We will require you to provide to Us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to Us, or, where required by applicable state law or regulation, a signed application form. Also policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and We will process transactions requested with respect to the policy without requiring a signature guarantee.

     We will allocate the initial premium payments to the Investment Divisions, Fixed Account or the DCA Advantage Plan Accounts you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at NYL Annuity Service Center. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $100 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan, or such lower amount as We may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. For residents of the states of Massachusetts, Maryland, New Jersey and Washington, however, additional premium payments may only be made until 12 months after either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by Us. You may make additional premium payments at any time before the Annuity Commencement Date until 12 months after you or the Annuitant reaches age 85 and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is up to $1,500,000 without prior approval. If you select the DCA Advantage Plan Accounts, the minimum that must be allocated is $5,000. Withdrawals will not reduce the aggregate amount of premium payments. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it or providing written notification to Us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In jurisdictions where approved, you will receive the policy's Accumulation Value on the date We receive the policy, without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date We receive the policy, without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85, unless it is limited by a particular state. We will accept additional premium payments until 12 months after you or the Annuitant reaches the age of 85, unless it is limited by the terms of a particular plan, state or unless We agree otherwise.

     We can issue Qualified Policies if you are between the ages of 18 and 85 (0 and 85 for Inherited IRAs), unless it is limited by a particular state. We will accept additional premium payments until 12 months after you reach the age of 85, unless it is limited by the terms of a particular plan, state or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Accounts. Transfers made from the DCA Advantage Plan Accounts to the Investment Divisions are subject to different limitations (See "The DCA Advantage Plan".) Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from an Investment Division is $500. Except for traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "The Fixed Account.")

     Money may not be transferred into the Fixed Account if a transfer was made out of the Fixed Account during the previous six-month period.

     NYLIAC reserves the right to charge up to $30 per transfer for each transfer over 12 in any one Policy Year, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the 12 transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See "The Fixed Account.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions" below.) We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "Delay of Payments".) Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmission. Permitting faxed transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.

     LIMITS ON TRANSFERS.

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency or number of transfers.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request.

Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.

     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen.

     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

               a) impeding a portfolio manager's ability to sustain an
                  investment objective;

               b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

               c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS

     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives, and/or the DCA Advantage Plan, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan Rider. You can elect this feature by completing and signing a Telephone/Web Authorization form. We may revoke Telephone/Web Authorization privileges for certain policyowners (see "Limits on Transfers"). Telephone/ Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.

     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Advantage Plan Accounts. (See "The DCA Advantage Plan Accounts".) We do not count transfers under the Dollar Cost Averaging Programs as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how Dollar Cost Averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
              TRANSFERRED         MUNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
-------------------------------------------------------------------------
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under Our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing on a form acceptable by Us, or by telephone (See "Procedures for Telephone/Web Transactions") no later than one week prior to the date the transfers are to begin.

     All written requests must be sent to the address listed in Question 15 of the Prospectus. Facsimile requests will not be accepted or processed.

     You may cancel the traditional Dollar Cost Averaging option at any time in a written request or by telephone (See "Procedures for Telephone/Web Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic Dollar Cost Averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a MINIMUM OF $5,000 in each DCA Advantage Plan Account that is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or a 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. However, you may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2005, and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2005, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2005, even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account, after the duration has expired, the Plan will be reactivated and will earn the interest rate in effect on that day.

     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may elect Automatic Asset Reallocation by submitting the request in writing on a form acceptable to Us no later than one week prior to the date the transfers are to begin. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging Option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request or by telephone (see "Procedures for Telephone/Web Transactions"). All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).

     You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time in a written request on a form acceptable to Us or by telephone (See "Procedures for Telephone/Web Transactions"). All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). You may also allocate all or a portion of each premium payment to one or more DCA Advantage Plan Accounts. The minimum amount that you may allocate to a DCA Account is $5,000. (See "The DCA Advantage Plan".) We will allocate the initial premium payment to the Allocation Alternatives and/or the DCA Advantage Plan Accounts you have specified within two Business Days after receipt. We will also allocate additional premium payments to the Allocation Alternatives and/or DCA Advantage Plan Accounts at the close of the Business Day on which they are received at the NYL Annuities Service Center.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider (for IRAs, Roth IRAs, Inherited IRAs and all Non-Qualified Policies except policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies). These two riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan Rider* and EBB Rider, each at an additional cost. If you elect the EBB and if your spouse is the sole primary Beneficiary, your policy will also include the Enhanced Spousal Continuance ("ESC") Rider (except policies issued to fund a Pension Plan) at no extra charge. Each of the riders is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, the policyowner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. The policyowner is no longer eligible for the benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all IRA, Roth IRA, Inherited IRA and all Non-Qualified Policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for, and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider* (optional)

     THE INVESTMENT PROTECTION PLAN ("IPP") RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, We will deduct a charge from your Accumulation Value on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect. (See "Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made on or after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

---------------
* In Oregon, this rider is called the Accumulation Value Protection Plan.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date We receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "Other Charges--Investment Protection Plan Rider Charge" and "Other Charges--Rider Risk Charge Adjustment").

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner as described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider, or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "Other Charges--Rider Risk Charge Adjustment"). The cancellation will be effective on the date We receive your request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000) x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant), or the Annuitant, die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greater of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See "Charges and Deductions--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. Currently, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 or younger                                    Not less than 40% nor greater than 60%
71 to 75 inclusive                               Not less than 20% nor greater than 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. The current applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "The Policies--Riders--Enhanced Spousal

Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or
5) if you transfer ownership of the policy. As discussed in "The Policies--Riders--Enhanced Spousal Continuance Rider," except for policies issued to fund a Pension Plan, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application (see previous section), your policy will, subject to jurisdiction availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING THE POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Avenue, Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How do I contact NYL Annuity Service Center or NYLIAC?"). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by

1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                                                              SURRENDER CHARGE
                                                              ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         5%
6...........................................................         4%
7+..........................................................         0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

          (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary; (ii) 10% of the Accumulation Value at the time of surrender or withdrawal or (iii) the Accumulation Value less accumulated premium payments, all less any surrender charge free withdrawals during the Policy Year;

          (b) if NYLIAC cancels the policy;

          (c) when We pay proceeds upon the death of the policy owner or the Annuitant;

          (d) when you select a Life Income Payment Option in any Policy Year after the first Policy Year;

          (e) when a required minimum distribution as calculated by NYLIAC is made under a Qualified Policy (this amount will, however, count against the first exception described above);

          (f) on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code (this amount will, however, count against the first exception described above); and

          (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% (annualized) of the daily average Variable Accumulation Value. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, We will add any excess to Our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, We also impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal to 0.15% (annualized) of the daily average Variable Accumulation Value.

     (c) Policy Service Charge

     We deduct an annual policy service charge equal to the lesser of $30 or 2% of the Accumulation Value of the Policy each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $20,000. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Investment Protection Plan Rider Charge (optional)

     If you selected IPP (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. (See "Riders--Investment Protection Plan Rider"). We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment* (optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your request. (See "Riders--Investment Protection Plan Rider"). We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value.

---------------
* The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this Prospectus.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% annually, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this rider. This charge will not change once your policy is issued.

     (g) Fund Charges

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (h) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 in any one Policy Year, subject to any applicable state insurance law requirements. Transfers made under the Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation Programs do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policy to deduct premium taxes when a purchase payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "Federal Tax Matters".) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to NYL Annuity Service Center. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "Procedures for Telephone/Web Transactions.") All written requests must be sent to the address listed in Question 15 of the Prospectus. Facsimile requests will not be accepted or processed. The amount available for withdrawal is the Accumulation Value at the end of the Business Day during which We receive the written or telephonic surrender or withdrawal request, less any outstanding loan balance, surrender charges, taxes which We may deduct, and policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments".)

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals), may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General".)

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect an Income Payment method. (See "Income Payments".) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".)

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".)

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any taxes and surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".) If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not make periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "The Fixed Account--Fixed Account Initial Premium Guarantee".)

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and IRA SEPs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, and any rider charges since the last Reset Anniversary; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any partial withdrawals (proportional withdrawals in New York) made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals, and any rider charges since the last Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals (proportional withdrawals in New York) and surrender charges on those partial withdrawals (proportional withdrawals in New York) since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your registered representative regarding the reset value that is available under your particular policy.

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

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) $20,000 withdrawal is made prior to the policy's first Policy Anniversary;

     (3) the Accumulation Value is $220,000 on the first Policy Anniversary (Reset Anniversary); and

     (4) you die in the second Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

        (a) Accumulation Value: $175,000

        (b) Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or

        (c) Reset value (Accumulation Value on first Policy Anniversary) = $220,000.

     In this example, your Beneficiary(ies) would receive $220,000.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals and any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "Income Payments".)

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General".)

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "Delay of Payments".)

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment We agree to. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment.

Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

             (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     For policies issued through a Policy Request, the Beneficiary will be the policyowner or his/her estate until the Beneficiary is designated as described under "Policy Application and Premium Payments."

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     Under Code Section 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before

January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) TSA plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 (ERISA). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Accounts on a pro-rata basis so that the Fixed Accumulation Value equals 125% (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York), of the outstanding loan balance.

     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate as stated on the Policy Data Page. For plans subject to ERISA, We will apply the interest charged on the loan at the then current prime rate plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate as stated on the Policy Data Page. For all plans, We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default We will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

        (a) the minimum loan amount is $5,000; and

        (b) repayment of the loan amount may be extended to a maximum of 25 years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) TSA plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed

Account or the DCA Advantage Plan Accounts. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate, as stated in the Policy Data Page, to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions:

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation Value at the beginning of the Policy Year. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount will be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep Option or the DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.")

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy, you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Account, a DCA Advantage Plan Account or the Separate Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Account, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Account" above, equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the annual effective rate stated in the Policy Data Page. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 and 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Code Section 403(b) TSA Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement

     Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 7% of all premiums received.

     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all MainStay variable annuities during 2004 to such broker-dealers under such arrangements was 0.07% of premium received on all MainStay variable annuities, equivalent to $7 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of MainStay variable annuities by such firms.

     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.

     The total commission paid for MainStay Plus policies during the fiscal years ended December 31, 2004, 2003 and 2002 were $654,284, $1,174,129, and
$4,223,970, respectively, none of which was retained by NYLIFE Distributors. The policies are sold and premium payments are accepted on a continuous basis.

     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of Policies....................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

     How to obtain a MainStay Plus Variable Annuity Statement of Additional
                                  Information.

               Call (800) 762-6212 or send this request form to:

                             NYL Annuity Service Center
                             2400 Reliable Parkway
                             Chicago, IL 60686

-------------------------------------------------------------------------------

    Please send me a MainStay Plus Variable Annuity Statement of Additional
                         Information dated May 1, 2005:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2005
                                      FOR

                         MAINSTAY PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current MainStay Plus Variable Annuity Prospectus. You should read the SAI in conjunction with the current MainStay Plus Variable Annuity Prospectus dated May 1, 2005. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686. Terms used but not defined in this SAI have the same meaning as in the current MainStay Plus Variable Annuity Prospectus.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
     Valuation of Accumulation Units........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    3
     Tax Status of the Policies.............................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

           (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

           (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the daily average Variable Accumulation Value. (See "Charges and Deductions--Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policy owner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How Do I contact NYLIAC?" in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2004 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or thorough the Commission's website at www.sec.gov.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $236,220,111     $373,225,872     $199,754,201

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        808,998        1,193,898          760,848
    Administrative charges..................................         71,503          135,237           64,528
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $165,677,653     $338,178,879     $125,021,822
    Series II Policies......................................      1,249,790          862,087        3,728,076
    Series III Policies.....................................     53,616,000       23,809,545       40,777,869
    Series IV Policies......................................     14,522,055        8,987,938       17,481,120
    Series V Policies.......................................        274,112           58,288        2,338,752
    Series VI Policies......................................             --               --        9,581,186
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      16.01     $      16.70     $       1.25
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      13.00     $       6.26     $       1.03
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.73     $       5.71     $       1.02
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.39     $       9.59     $       0.98
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      11.03     $      11.73     $       0.98
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       0.98
                                                               ============     ============     ============
Identified Cost of Investment...............................   $242,307,945     $522,766,518     $199,759,443
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $315,097,283      $219,915,086      $190,302,719       $800,252,554       $73,923,953       $60,361,437       $84,853,698

        1,012,909           732,295           659,827          2,619,161           243,551           195,783           276,342
          108,303            68,973            56,879            256,522            22,113            16,458            23,291
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $270,485,169      $162,933,189      $127,522,329       $623,761,962       $52,909,727       $33,468,165       $48,681,193
        1,065,137         1,516,011         1,441,576          5,697,825           576,954           154,575           292,125
       32,680,186        41,714,466        46,404,890        124,365,201        15,214,304        15,820,335        22,005,019
        9,420,894        12,704,302        13,856,516         42,153,383         4,582,301         5,835,440         7,943,643
          324,685           245,850           360,702          1,398,500           375,003            23,915           106,211
               --                --                --                 --                --                --                --
               --                --                --                 --                --         4,846,766         5,525,874
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $      22.23      $      17.59      $      15.46       $      22.70       $     18.09       $     12.92       $     11.05
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.75      $       9.93      $      12.28       $      14.38       $     11.02       $     13.93       $     14.10
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.80      $       9.50      $      12.14       $      14.12       $     11.05       $     13.39       $     11.24
     ============      ============      ============       ============       ===========       ===========       ===========
     $      11.00      $      11.68      $      10.98       $      14.44       $     13.07       $     13.10       $     12.09
     ============      ============      ============       ============       ===========       ===========       ===========
     $      12.38      $      12.96      $      10.68       $      15.22       $     14.39       $     15.47       $     17.45
     ============      ============      ============       ============       ===========       ===========       ===========
     $         --      $         --      $         --       $         --       $        --       $        --       $        --
     ============      ============      ============       ============       ===========       ===========       ===========
     $359,052,483      $209,812,059      $198,000,677       $724,781,753       $57,792,811       $45,513,634       $62,706,875
     ============      ============      ============       ============       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $145,266,697     $636,616,298     $72,886,816

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        468,339        2,064,788         243,715
    Administrative charges..................................         38,429          214,483          20,668
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 83,639,829     $533,383,485     $40,183,772
    Series II Policies......................................        806,706        1,797,453         449,401
    Series III Policies.....................................     40,033,706       76,899,355      18,572,919
    Series IV Policies......................................     13,799,321       21,843,210       8,101,021
    Series V Policies.......................................        378,080          413,524         129,801
    Series VI Policies......................................             --               --              --
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........      6,102,287               --       5,185,519
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
    Series I variable accumulation unit value...............   $      12.20     $      22.60     $     10.37
                                                               ============     ============     ===========
    Series II variable accumulation unit value..............   $      12.10     $       8.56     $     10.63
                                                               ============     ============     ===========
    Series III variable accumulation unit value.............   $      12.30     $       8.32     $     10.30
                                                               ============     ============     ===========
    Series IV variable accumulation unit value..............   $      11.92     $      11.29     $     11.16
                                                               ============     ============     ===========
    Series V variable accumulation unit value...............   $      11.97     $      13.43     $     12.41
                                                               ============     ============     ===========
    Series VI variable accumulation unit value..............   $         --     $         --     $        --
                                                               ============     ============     ===========
Identified Cost of Investment...............................   $113,687,448     $671,418,259     $57,088,002
                                                               ============     ============     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $247,209,372      $259,705,370       $58,114,634       $54,612,610      $ 97,078,458       $31,758,580       $80,316,149

          803,355           840,315           186,733           184,015           323,301           106,722           265,570
           87,334            83,256            18,625            15,982            33,294            10,197            26,644
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $216,659,229      $205,051,812       $46,438,284       $37,373,939      $ 79,285,273       $17,675,673       $64,616,366
          724,228         1,017,180           315,948           395,137           473,404           174,290           442,373
       21,717,892        40,492,337         8,690,204        13,233,635        13,388,947         5,537,611        12,381,165
        6,865,968        11,986,703         2,452,375         3,136,639         3,497,244         1,530,380         2,437,517
          351,366           233,767            12,465           273,263            76,995            13,961           146,514
               --                --                --                --                --                --                --
               --                --                --                --                --         6,709,746                --
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      17.84      $      19.99       $     11.19       $     11.18      $      11.98       $      8.66       $      9.92
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       8.20      $      11.66       $      9.24       $     10.34      $       6.70       $      8.28       $      6.94
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       7.85      $      11.14       $      9.06       $     10.21      $       5.72       $      8.32       $      6.43
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      10.79      $      10.56       $     11.48       $     11.06      $       9.60       $     11.00       $     13.20
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      12.19      $      11.40       $     12.65       $     14.52      $      11.58       $     13.64       $     15.47
     ============      ============       ===========       ===========      ============       ===========       ===========
     $         --      $         --       $        --       $        --      $         --       $        --       $        --
     ============      ============       ===========       ===========      ============       ===========       ===========
     $280,994,662      $238,331,025       $54,453,939       $48,170,866      $130,445,702       $30,525,948       $61,756,653
     ============      ============       ===========       ===========      ============       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $3,003,220        $755,095        $4,474,645

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        12,182           3,106            17,708
    Administrative charges..................................            --              --                --
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $       --        $     --        $       --
    Series II Policies......................................            --              --                --
    Series III Policies.....................................     2,576,105         558,035         3,895,889
    Series IV Policies......................................            --              --                --
    Series V Policies.......................................            --              --                --
    Series VI Policies......................................       414,933         193,954           561,048
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
    Series I variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series II variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series III variable accumulation unit value.............    $     8.94        $  12.65        $     8.46
                                                                ==========        ========        ==========
    Series IV variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series V variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series VI variable accumulation unit value..............    $    12.23        $  15.65        $    11.42
                                                                ==========        ========        ==========
Identified Cost of Investment...............................    $2,593,674        $547,741        $4,009,518
                                                                ==========        ========        ==========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH---      CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
      $1,974,439        $47,756,342       $27,790,973      $385,871,829      $240,790,909      $601,869,286

           7,682            159,537            98,895         1,248,700           785,574         1,973,428
              --             13,865             7,849           128,889            76,499           205,989
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $30,071,090       $16,779,506      $319,270,069      $189,505,567      $501,432,024
              --            156,679           112,618         1,464,723         1,371,891         2,175,730
       1,695,060         10,514,007         8,361,621        48,944,070        39,177,504        74,258,784
              --          4,417,260         2,401,884        14,289,696         9,222,957        21,176,603
              --            750,791            28,600           525,682           650,917           646,728
         271,697          1,673,113                --                --                --                --
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     17.86       $      8.67      $      21.00      $      17.67      $      20.52
      ==========        ===========       ===========      ============      ============      ============
      $       --        $      9.29       $     10.56      $      11.02      $      11.49      $      10.62
      ==========        ===========       ===========      ============      ============      ============
      $     8.50        $      9.02       $      8.79      $      10.58      $      11.31      $      10.00
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     11.58       $     10.55      $      12.43      $      11.51      $      11.05
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     12.55       $     13.97      $      14.73      $      11.54      $      11.42
      ==========        ===========       ===========      ============      ============      ============
      $    13.37        $     11.48       $        --      $         --      $         --      $         --
      ==========        ===========       ===========      ============      ============      ============
      $1,539,470        $47,261,407       $26,123,761      $341,074,240      $213,355,540      $610,831,167
      ==========        ===========       ===========      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $256,632,470     $32,221,594      $42,702,631

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        839,789         108,065          141,520
    Administrative charges..................................         95,219          10,048           14,085
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $231,574,455     $24,301,947      $34,542,077
    Series II Policies......................................        984,709         367,601          298,355
    Series III Policies.....................................     16,987,185       6,023,648        6,554,474
    Series IV Policies......................................      6,016,079       1,318,852        1,125,434
    Series V Policies.......................................        135,034          91,433           26,686
    Series VI Policies......................................             --              --               --
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
    Series I variable accumulation unit value...............   $      15.18     $      9.35      $     10.09
                                                               ============     ===========      ===========
    Series II variable accumulation unit value..............   $       6.46     $      8.28      $      7.15
                                                               ============     ===========      ===========
    Series III variable accumulation unit value.............   $       5.93     $      8.14      $      6.84
                                                               ============     ===========      ===========
    Series IV variable accumulation unit value..............   $       9.83     $     10.75      $     11.07
                                                               ============     ===========      ===========
    Series V variable accumulation unit value...............   $      12.48     $     13.62      $     13.44
                                                               ============     ===========      ===========
    Series VI variable accumulation unit value..............   $         --     $        --      $        --
                                                               ============     ===========      ===========
Identified Cost of Investment...............................   $397,715,716     $31,733,754      $46,848,823
                                                               ============     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  3,960,340      $  8,197,767      $211,108,484      $ 47,952,549       $48,468,631

              14,098            28,544           687,066           153,393           161,305
                 739             1,750            59,415             9,834            16,370
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $  1,791,903      $  3,794,985      $144,310,514      $ 19,772,639       $39,054,888
              23,186            58,995         1,477,880           292,393           163,869
           1,955,068         3,531,381        50,653,136        16,224,345         7,049,889
             131,694           672,156        13,286,083         7,059,389         1,965,315
              43,652           109,956           634,390           371,135            56,995
                  --                --                --         4,069,421                --
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $      11.57      $       9.73      $      13.88      $      15.55       $     12.70
        ============      ============      ============      ============       ===========
        $      13.61      $      10.02      $      13.24      $      15.41       $      9.15
        ============      ============      ============      ============       ===========
        $      10.87      $      10.08      $      12.95      $      15.61       $     10.63
        ============      ============      ============      ============       ===========
        $      17.50      $      14.01      $      11.51      $      14.71       $     14.10
        ============      ============      ============      ============       ===========
        $      15.62      $      13.53      $      11.68      $      18.55       $     18.07
        ============      ============      ============      ============       ===========
        $         --      $         --      $         --      $      16.35       $        --
        ============      ============      ============      ============       ===========
        $  2,950,456      $  6,809,179      $178,026,989      $ 37,665,181       $37,268,210
        ============      ============      ============      ============       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                MAINSTAY VP
                                             MAINSTAY VP          CAPITAL         MAINSTAY VP       MAINSTAY VP
                                                BOND--         APPRECIATION--    COMMON STOCK--    CONVERTIBLE--
                                            SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                           ----------------------------------------------------------------------
ASSETS:
  Investment at net asset value..........    $54,580,678        $43,499,848       $30,637,959       $67,956,533

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
    Mortality and expense risk charges...        188,640            152,543           104,602           231,944
    Administrative charges...............          9,818              7,414             5,809            12,416
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies....................    $ 7,474,420        $ 7,459,016       $ 4,809,647       $10,142,224
    Series II Policies...................          5,223              6,057                --            23,702
    Series III Policies..................     19,602,837         16,080,822        10,273,852        23,423,826
    Series IV Policies...................     16,738,101         10,571,112        10,069,951        20,014,251
    Series V Policies....................      1,361,662            428,733           213,230         1,466,426
    Series VI Policies...................      9,199,977          8,794,151         5,160,868        12,641,744
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
    Series I variable accumulation unit
      value..............................    $     10.15        $     11.42       $     12.44       $     11.48
                                             ===========        ===========       ===========       ===========
    Series II variable accumulation unit
      value..............................    $     10.02        $     10.31       $     10.00       $     10.11
                                             ===========        ===========       ===========       ===========
    Series III variable accumulation unit
      value..............................    $     10.12        $     11.52       $     12.34       $     11.49
                                             ===========        ===========       ===========       ===========
    Series IV variable accumulation unit
      value..............................    $     10.15        $     11.41       $     12.43       $     11.41
                                             ===========        ===========       ===========       ===========
    Series V variable accumulation unit
      value..............................    $     10.02        $     11.20       $     12.29       $     11.34
                                             ===========        ===========       ===========       ===========
    Series VI variable accumulation unit
      value..............................    $     10.09        $     11.36       $     12.37       $     11.28
                                             ===========        ===========       ===========       ===========
Identified Cost of Investment............    $56,354,186        $41,076,227       $27,826,548       $64,876,808
                                             ===========        ===========       ===========       ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP
                          HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP            MID CAP
      GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--           VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $35,848,913        $254,708,199       $44,926,428        $37,696,567        $61,004,366        $71,726,052

          120,968             850,041           149,149            124,611            207,493            233,196
            6,898              45,536             7,684              6,396             10,545             11,160
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $ 6,080,119        $ 33,433,962       $ 5,974,844        $ 5,875,735        $ 9,510,434        $ 9,219,891
            4,660              63,992             7,609             11,387              5,468             34,110
       12,874,507          94,870,877        16,793,257         13,092,046         21,257,083         25,829,800
       11,256,139          76,786,174        13,747,642         10,128,229         17,454,491         21,167,558
          705,706           8,737,445           684,423            655,817            853,909            832,677
        4,799,916          39,920,172         7,561,820          7,802,346         11,704,943         14,397,660
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.65       $     13.55        $     14.19        $     14.56        $     13.41
      ===========        ============       ===========        ===========        ===========        ===========
      $     10.01        $      10.18       $     10.19        $     10.19        $     10.24        $     10.29
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.83        $      12.56       $     13.30        $     14.06        $     14.23        $     13.52
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.71       $     13.38        $     14.09        $     14.26        $     13.40
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.54       $     12.96        $     14.09        $     13.94        $     13.25
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.58       $     13.08        $     13.94        $     14.48        $     13.33
      ===========        ============       ===========        ===========        ===========        ===========
      $36,765,835        $250,871,542       $39,258,139        $32,648,793        $50,931,023        $63,292,823
      ===========        ============       ===========        ===========        ===========        ===========


       MAINSTAY VP
         S&P 500
         INDEX--
      SERVICE CLASS
     ----------------
       $133,283,232
            444,532
             24,087
       ------------
       $132,814,613
       ============
       $ 20,963,803
             16,330
         51,775,376
         38,290,446
          2,782,384
         18,986,274
       ------------
       $132,814,613
       ============
       $      12.24
       ============
       $      10.25
       ============
       $      12.15
       ============
       $      12.23
       ============
       $      12.16
       ============
       $      12.17
       ============
       $122,598,429
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        MAINSTAY VP
                                                                                                          AMERICAN
                                               MAINSTAY VP        MAINSTAY VP                             CENTURY
                                                SMALL CAP            TOTAL           MAINSTAY VP          INCOME &
                                                 GROWTH--           RETURN--           VALUE--            GROWTH--
                                              SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                             --------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $49,499,869        $34,331,434        $50,768,128        $16,769,418

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        171,232            121,273            173,198             52,404
    Administrative charges.................          8,805              5,846              8,716              2,920
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $ 7,814,539        $ 5,621,633        $ 8,002,696        $ 2,449,943
    Series II Policies.....................          6,136                607              5,752             13,195
    Series III Policies....................     16,734,051         13,523,645         19,389,133          5,324,376
    Series IV Policies.....................     14,487,100          8,501,540         14,110,677          5,136,050
    Series V Policies......................        634,748            486,592            544,189            291,855
    Series VI Policies.....................      9,643,258          6,070,298          8,533,767          3,498,675
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     13.17        $     11.23        $     12.64        $     12.27
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.30        $     10.11        $     10.21        $     10.14
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     13.23        $     11.19        $     12.54        $     12.59
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.91        $     11.35        $     12.82        $     12.53
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.54        $     11.01        $     12.51        $     12.35
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     13.10        $     11.01        $     12.57        $     12.40
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $44,566,377        $32,901,093        $46,310,669        $15,421,002
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
        DREYFUS          EAGLE ASSET            LORD              ALGER             COLONIAL
         LARGE            MANAGEMENT           ABBETT            AMERICAN           SMALL CAP          DREYFUS IP
        COMPANY             GROWTH           DEVELOPING           SMALL            VALUE FUND,         TECHNOLOGY
        VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--   VARIABLE SERIES--       GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES         CLASS B         SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------
      $19,924,924        $16,573,959        $13,480,037        $18,361,986         $1,550,211         $19,522,842

           70,890             60,318             47,148             61,514              1,128              69,883
            3,659              2,914              2,540              3,498                 81               3,759
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $ 3,118,581        $ 2,040,612        $ 1,949,412        $ 2,923,304         $  521,278         $ 3,225,220
               --                 --              3,274              6,738              6,647                  --
        6,678,377          6,358,074          4,769,292          6,285,972            304,232           7,183,608
        5,698,833          5,116,356          4,310,273          5,992,850            431,165           5,905,012
          550,546            272,285            170,413            240,515                 --             207,883
        3,804,038          2,723,400          2,227,685          2,847,595            285,680           2,927,477
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.40        $     10.67        $     12.11        $     13.95         $    10.61         $     11.63
      ===========        ===========        ===========        ===========         ==========         ===========
      $     10.00        $     10.00        $     10.00        $     10.41         $    10.26         $     10.00
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.34        $     10.63        $     11.92        $     13.90         $    10.57         $     11.52
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.37        $     10.65        $     12.09        $     13.88         $    10.54         $     11.54
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.22        $     10.30        $     11.83        $     13.65         $    10.00         $     11.45
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.32        $     10.59        $     12.21        $     13.88         $    10.54         $     11.48
      ===========        ===========        ===========        ===========         ==========         ===========
      $18,238,719        $16,279,462        $12,535,299        $16,220,760         $1,549,163         $18,975,713
      ===========        ===========        ===========        ===========         ==========         ===========


       FIDELITY(R)
           VIP
     CONTRAFUND(R)--
     SERVICE CLASS 2
     ----------------
       $86,704,409
           284,298
            15,306
       -----------
       $86,404,805
       ===========
       $12,675,104
            29,775
        29,756,253
        26,881,188
         1,799,674
        15,262,811
       -----------
       $86,404,805
       ===========
       $     13.27
       ===========
       $     10.26
       ===========
       $     13.13
       ===========
       $     13.41
       ===========
       $     12.97
       ===========
       $     13.00
       ===========
       $76,665,234
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        JANUS ASPEN
                                               FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES
                                                   VIP                VIP               SERIES           WORLDWIDE
                                             EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--
                                             SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES
                                             -------------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $69,395,943        $74,384,545        $65,292,685        $20,398,588

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        226,830            218,490            225,836             71,019
    Administrative charges.................         12,356             14,450             12,799              3,971
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $10,242,549        $28,222,317        $10,377,766        $ 3,532,632
    Series II Policies.....................         10,084             87,621              8,688                 --
    Series III Policies....................     23,055,297         21,171,753         21,339,625          7,463,298
    Series IV Policies.....................     19,398,574         14,301,447         20,968,135          6,067,491
    Series V Policies......................      2,304,579          1,071,111          1,132,076            380,357
    Series VI Policies.....................     14,145,674          9,297,356         11,227,760          2,879,820
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     12.64        $     13.85        $     11.23        $     11.88
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.16        $     12.48        $     10.23        $     10.00
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     12.45        $     13.78        $     11.26        $     11.78
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.58        $     14.02        $     11.22        $     11.79
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.60        $     13.18        $     11.16        $     11.61
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     12.51        $     14.00        $     11.18        $     11.54
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $62,738,671        $64,001,028        $61,360,045        $19,202,651
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  NEUBERGER                             VAN KAMPEN
         MFS(R)                                                     BERMAN                                 UIF
       INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE         EMERGING
         TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY            MARKETS
        SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME            EQUITY--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II         CLASS II
    -----------------------------------------------------------------------------------------------------------------
       $3,635,846         $5,049,994         $40,013,522          $5,803,987        $79,844,265        $14,273,632

           12,301             16,840              92,998              18,804            260,590             47,182
              784                976               5,758               1,106             13,847              2,611
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $  832,925         $  930,337         $15,141,129          $1,365,497        $ 9,680,254        $ 2,225,093
               --                 --             153,503               1,658             16,105              1,392
          873,604          1,616,044          11,128,528           1,634,821         26,790,699          4,867,091
        1,094,944          1,604,411           6,513,284           1,504,784         24,617,569          4,745,011
           38,556             25,727             417,079             307,294          2,965,791             72,974
          782,732            855,659           6,561,243             970,023         15,499,410          2,312,278
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.56         $     13.86          $    12.48        $     12.66        $     16.63
       ==========         ==========         ===========          ==========        ===========        ===========
       $    10.00         $    10.00         $     12.45          $    10.67        $     10.33        $     10.67
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.96         $    12.45         $     14.58          $    12.54        $     12.59        $     15.98
       ==========         ==========         ===========          ==========        ===========        ===========
       $    12.02         $    12.25         $     14.67          $    12.95        $     12.68        $     16.55
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.54         $     14.66          $    12.67        $     12.53        $     12.76
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.88         $    12.64         $     14.54          $    12.69        $     12.57        $     16.01
       ==========         ==========         ===========          ==========        ===========        ===========
       $3,265,182         $4,429,212         $35,986,117          $5,178,534        $72,695,199        $12,169,332
       ==========         ==========         ===========          ==========        ===========        ===========


         VICTORY
     VIF DIVERSIFIED
         STOCK--
      CLASS A SHARES
    --------------------------------------------------
        $5,872,148
            15,555
             1,124
        ----------
        $5,855,469
        ==========
        $2,060,765
                --
         1,175,768
         1,599,483
            12,647
         1,006,806
        ----------
        $5,855,469
        ==========
        $    11.19
        ==========
        $    10.00
        ==========
        $    11.08
        ==========
        $    10.90
        ==========
        $    10.85
        ==========
        $    11.06
        ==========
        $5,554,744
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  8,419,121        $    908,808        $   1,943,203
  Mortality and expense risk charges...................      (3,371,472)         (4,906,027)          (3,128,740)
  Administrative charges...............................        (297,138)           (555,025)            (273,248)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................       4,750,511          (4,552,244)          (1,458,785)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      60,025,436          60,339,460          201,750,722
  Cost of investments sold.............................     (57,604,247)        (92,382,684)        (201,758,561)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........       2,421,189         (32,043,224)              (7,839)
  Realized gain distribution received..................       2,530,840                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      (3,418,356)         45,162,339                2,072
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................       1,533,673          13,119,115               (5,767)
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $  6,284,184        $  8,566,871        $  (1,464,552)
                                                           ============        ============        =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             S&P 500            SMALL CAP
                                                              VALUE--             INDEX--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  1,115,808        $  9,466,136        $          --
  Mortality and expense risk charges...................      (1,631,817)         (8,037,709)            (912,992)
  Administrative charges...............................        (133,348)           (835,640)             (76,717)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................        (649,357)            592,787             (989,709)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       5,775,614          70,550,155            8,845,580
  Cost of investments sold.............................      (5,099,997)        (71,627,428)          (7,212,218)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........         675,617          (1,077,273)           1,633,362
  Realized gain distribution received..................       1,246,854                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      17,701,449          53,483,871            4,351,673
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................      19,623,920          52,406,598            5,985,035
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 18,974,563        $ 52,999,385        $   4,995,326
                                                           ============        ============        =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP          MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--           GROWTH--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
    $  4,207,281    $  4,157,928    $  7,876,599    $ 53,205,112    $    639,230     $   266,799      $         --
      (3,974,835)     (2,959,601)     (2,843,292)     (9,923,413)       (789,444)       (644,325)         (964,556)
        (425,546)       (280,201)       (245,991)       (973,013)        (71,414)        (53,491)          (79,936)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
        (193,100)        918,126       4,787,316      42,308,686        (221,628)       (431,017)       (1,044,492)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      41,184,591      33,765,785      79,653,038     138,660,745       9,337,305       3,704,219        10,548,981
     (54,073,453)    (38,381,226)    (79,601,343)   (149,967,637)     (7,917,742)     (2,984,272)       (9,092,176)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
     (12,888,862)     (4,615,441)         51,695     (11,306,892)      1,419,563         719,947         1,456,805
              --              --              --              --              --       1,246,778                --
      40,339,057      12,994,494        (895,837)     48,866,587       8,352,821       8,003,511        13,683,264
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      27,450,195       8,379,053        (844,142)     37,559,695       9,772,384       9,970,236        15,140,069
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 27,257,095    $  9,297,179    $  3,943,174    $ 79,868,381    $  9,550,756     $ 9,539,219      $ 14,095,577
    ============    ============    ============    =============   ============     ===========      ============

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP       INCOME          COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--       & GROWTH--        VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------
    $  4,143,941    $  2,832,912    $    955,374    $    506,725    $    216,744     $        --      $         --
      (3,250,113)     (3,270,542)       (716,988)       (705,821)     (1,345,398)       (415,664)         (984,836)
        (353,355)       (325,714)        (71,558)        (61,226)       (138,212)        (39,660)          (98,626)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
         540,473        (763,344)        166,828        (260,322)     (1,266,866)       (455,324)       (1,083,462)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      37,935,452      28,109,187       6,757,412       8,117,868      20,628,690       6,610,410        11,692,733
     (40,878,587)    (29,562,209)     (6,949,284)     (8,113,395)    (34,272,760)     (7,753,004)      (10,590,717)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      (2,943,135)     (1,453,022)       (191,872)          4,473     (13,644,070)     (1,142,594)        1,102,016
              --              --              --              --              --              --                --
      13,900,293      25,508,177       5,821,819       5,051,499       9,803,326       2,701,305        10,278,565
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      10,957,158      24,055,155       5,629,947       5,055,972      (3,840,744)      1,558,711        11,380,581
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 11,497,631    $ 23,291,811    $  5,796,775    $  4,795,650    $ (5,107,610)    $ 1,103,387      $ 10,297,119
    ============    ============    ============    =============   ============     ===========      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004


                                                                AMSOUTH         AMSOUTH         AMSOUTH
                                                                ENHANCED     INTERNATIONAL     LARGE CAP
                                                              MARKET FUND     EQUITY FUND        FUND
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $    27,444     $        --     $    14,704
  Mortality and expense risk charges........................      (46,153)         (9,443)        (68,689)
  Administrative charges....................................           --              --              --
                                                              ------------    -----------     -----------
      Net investment income (loss)..........................      (18,709)         (9,443)        (53,985)
                                                              ------------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      451,746          71,515         690,866
  Cost of investments sold..................................     (440,857)        (52,954)       (684,707)
                                                              ------------    -----------     -----------
      Net realized gain (loss) on investments...............       10,889          18,561           6,159
  Realized gain distribution received.......................           --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      242,581         129,837         202,593
                                                              ------------    -----------     -----------
      Net gain (loss) on investments........................      253,470         148,398         208,752
                                                              ------------    -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $   234,761     $   138,955     $   154,767
                                                              ============    ===========     ===========

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)
                                                                WORLDWIDE       INVESTORS        MFS(R)
                                                                GROWTH--          TRUST         RESEARCH
                                                              INSTITUTIONAL     SERIES--        SERIES--
                                                                 SHARES       INITIAL CLASS   INITIAL CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  2,643,918     $   198,504     $   442,923
  Mortality and expense risk charges........................    (3,410,613)       (413,160)       (532,683)
  Administrative charges....................................      (385,161)        (38,484)        (52,848)
                                                              ------------     -----------     -----------
      Net investment income (loss)..........................    (1,151,856)       (253,140)       (142,608)
                                                              ------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    53,951,975       4,462,907       6,149,117
  Cost of investments sold..................................   (72,295,788)     (5,151,861)     (9,811,541)
                                                              ------------     -----------     -----------
      Net realized gain (loss) on investments...............   (18,343,813)       (688,954)     (3,662,424)
  Realized gain distribution received.......................            --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    26,904,789       3,857,911       9,204,880
                                                              ------------     -----------     -----------
      Net gain (loss) on investments........................     8,560,976       3,168,957       5,542,456
                                                              ------------     -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $  7,409,120     $ 2,915,817     $ 5,399,848
                                                              ============     ===========     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                   DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                   TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        CALVERT       GROWTH--           VIP            EQUITY-       BALANCED--
       MID CAP        SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
        FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    --------------------------------------------------------------------------------------------
      $      --     $  782,358    $        --     $  1,202,474     $  3,532,553    $  13,420,308
        (26,687)      (581,865)      (402,834)      (4,615,638)      (3,003,612)      (7,875,774)
             --        (50,875)       (31,160)        (477,693)        (291,994)        (821,580)
      ---------     -----------   ------------    ------------     ------------    -------------
        (26,687)       149,618       (433,994)      (3,890,857)         236,947        4,722,954
      ---------     -----------   ------------    ------------     ------------    -------------
        180,217      4,202,841     11,800,802       27,637,362       22,891,138       99,408,322
       (182,837)    (4,875,964)    (9,964,015)     (24,137,660)     (23,250,892)    (103,882,663)
      ---------     -----------   ------------    ------------     ------------    -------------
         (2,620)      (673,123)     1,836,787        3,499,702         (359,754)      (4,474,341)
             --             --             --               --          843,888               --
        257,002      3,444,066     (2,247,143)      47,628,975       21,258,222       40,046,366
      ---------     -----------   ------------    ------------     ------------    -------------
        254,382      2,770,943       (410,356)      51,128,677       21,742,356       35,572,025
      ---------     -----------   ------------    ------------     ------------    -------------
      $ 227,695     $2,920,561    $  (844,350)    $ 47,237,820     $ 21,979,303    $  40,294,979
      =========     ===========   ============    ============     ============    =============

                     NEUBERGER                                    VAN KAMPEN
                      BERMAN        T. ROWE                          UIF
       MFS(R)           AMT          PRICE          VAN ECK        EMERGING
      UTILITIES       MID-CAP        EQUITY        WORLDWIDE       MARKETS
      SERIES--       GROWTH--        INCOME          HARD          EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO        ASSETS         CLASS I
    -------------------------------------------------------------------------
      $  37,267     $       --    $ 2,979,753    $     80,445    $   289,609
        (40,201)      (108,695)    (2,486,124)       (408,673)      (557,060)
         (2,044)        (6,894)      (214,451)        (27,327)       (56,138)
      ---------     -----------   ------------   ------------    ------------
         (4,978)      (115,589)       279,178        (355,555)      (323,589)
      ---------     -----------   ------------   ------------    ------------
        566,245      3,442,864     12,452,488       3,185,060     10,547,382
       (389,607)    (2,889,387)   (10,862,478)     (2,293,604)   (12,785,089)
      ---------     -----------   ------------   ------------    ------------
        176,638        553,477      1,590,010         891,456     (2,237,707)
             --             --      4,468,125              --             --
        618,262        547,732     17,740,392       6,253,833     10,682,534
      ---------     -----------   ------------   ------------    ------------
        794,900      1,101,209     23,798,527       7,145,289      8,444,827
      ---------     -----------   ------------   ------------    ------------
      $ 789,922     $  985,620    $24,077,705    $  6,789,734    $ 8,121,238
      =========     ===========   ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                MAINSTAY VP         MAINSTAY VP
                                                           MAINSTAY VP            CAPITAL              COMMON
                                                              BOND--          APPRECIATION--          STOCK--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,846,068          $    31,477         $   355,582
  Mortality and expense risk charges...................       (553,618)            (445,516)           (306,602)
  Administrative charges...............................        (29,022)             (22,366)            (17,363)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................      1,263,428             (436,405)             31,617
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,305,539            1,877,573             848,978
  Cost of investments sold.............................     (2,426,180)          (1,739,033)           (744,588)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........       (120,641)             138,540             104,390
  Realized gain distribution received..................        583,451                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       (806,292)           1,516,420           2,151,066
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................       (343,482)           1,654,960           2,255,456
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   919,946          $ 1,218,555         $ 2,287,073
                                                           ===========          ===========         ===========


                                                           MAINSTAY VP          MAINSTAY VP
                                                             S&P 500             SMALL CAP          MAINSTAY VP
                                                             INDEX--             GROWTH--          TOTAL RETURN--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,766,946          $        --         $   514,872
  Mortality and expense risk charges...................     (1,227,384)            (463,186)           (362,263)
  Administrative charges...............................        (67,881)             (24,020)            (17,427)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................        471,681             (487,206)            135,182
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,338,257            2,068,974           2,119,282
  Cost of investments sold.............................     (2,065,739)          (1,856,679)         (1,964,676)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........        272,518              212,295             154,606
  Realized gain distribution received..................             --                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................      8,340,201            4,008,944           1,111,906
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................      8,612,719            4,221,239           1,266,512
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 9,084,400          $ 3,734,033         $ 1,401,694
                                                           ===========          ===========         ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             MAINSTAY VP
                                              HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
       MAINSTAY VP        MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP
      CONVERTIBLE--       GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)
     ---------------------------------------------------------------------------------------------------------------
       $ 1,167,062        $ 1,414,110        $16,378,295        $   328,836         $  113,773        $        --
          (676,421)          (368,042)        (2,336,506)          (353,494)          (315,196)          (547,405)
           (36,930)           (21,158)          (128,156)           (18,458)           (16,369)           (28,159)
       -----------        -----------        -----------        -----------         ----------        -----------
           453,711          1,024,910         13,913,633            (43,116)          (217,792)          (575,564)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,497,829          4,924,897          5,780,632            597,144            652,926          4,408,327
        (2,316,191)        (5,053,000)        (5,418,799)          (501,898)          (532,141)        (3,730,757)
       -----------        -----------        -----------        -----------         ----------        -----------
           181,638           (128,103)           361,833             95,246            120,785            677,570
                --                 --                 --                 --            774,026                 --
         2,142,049           (455,402)         4,263,691          4,938,118          4,387,762          9,017,157
       -----------        -----------        -----------        -----------         ----------        -----------
         2,323,687           (583,505)         4,625,524          5,033,364          5,282,573          9,694,727
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 2,777,398        $   441,405        $18,539,157        $ 4,990,248         $5,064,781        $ 9,119,163
       ===========        ===========        ===========        ===========         ==========        ===========


       MAINSTAY VP
         MID CAP
         VALUE--
     SERVICE CLASS(A)
     ----------------
        $  451,815
          (596,771)
           (28,987)
        ----------
          (173,943)
        ----------
           741,200
          (601,185)
        ----------
           140,015
           614,383
         7,035,664
        ----------
         7,790,062
        ----------
        $7,616,119
        ==========

                          MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP           ALGER
                            AMERICAN           DREYFUS          EAGLE ASSET            LORD             AMERICAN
                            CENTURY             LARGE            MANAGEMENT           ABBETT             SMALL
       MAINSTAY VP          INCOME &           COMPANY             GROWTH           DEVELOPING      CAPITALIZATION--
         VALUE--            GROWTH--           VALUE--            EQUITY--           GROWTH--           CLASS S
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)      SHARES(A)
     ---------------------------------------------------------------------------------------------------------------
       $   470,272        $   250,457        $   149,783        $     6,285         $       --        $        --
          (488,365)          (134,967)          (206,595)          (187,864)          (130,402)          (156,738)
           (25,428)            (7,429)           (10,583)            (8,984)            (6,959)            (8,989)
       -----------        -----------        -----------        -----------         ----------        -----------
           (43,521)           108,061            (67,395)          (190,563)          (137,361)          (165,727)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,103,507            633,478          1,901,754          1,966,086            787,083            706,323
        (1,794,032)          (547,386)        (1,659,787)        (1,949,329)          (713,403)          (587,576)
       -----------        -----------        -----------        -----------         ----------        -----------
           309,475             86,092            241,967             16,757             73,680            118,747
                --                 --                 --                 --                 --                 --
         3,379,065          1,079,250          1,279,898           (106,780)           782,042          1,876,029
       -----------        -----------        -----------        -----------         ----------        -----------
         3,688,540          1,165,342          1,521,865            (90,023)           855,722          1,994,776
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 3,645,019        $ 1,273,403        $ 1,454,470        $  (280,586)        $  718,361        $ 1,829,049
       ===========        ===========        ===========        ===========         ==========        ===========

         COLONIAL
        SMALL CAP
       VALUE FUND,
         VARIABLE
         SERIES--
        CLASS B(B)
     ----------------
        $    4,222
            (1,109)
               (80)
        ----------
             3,033
        ----------
            23,480
           (23,277)
        ----------
               203
            27,573
             1,048
        ----------
            28,824
        ----------
        $   31,857
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                    DREYFUS IP                                FIDELITY(R) VIP
                                                    TECHNOLOGY          FIDELITY(R) VIP           EQUITY-
                                                     GROWTH--           CONTRAFUND(R)--          INCOME--
                                                 SERVICE SHARES(A)    SERVICE CLASS 2(A)    SERVICE CLASS 2(A)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $        --           $    55,218           $  322,228
  Mortality and expense risk charges..........         (215,648)             (725,692)            (609,193)
  Administrative charges......................          (11,328)              (39,052)             (33,692)
                                                    -----------           -----------           ----------
      Net investment income (loss)............         (226,976)             (709,526)            (320,657)
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,903,281               669,520            1,148,191
  Cost of investments sold....................       (1,789,298)             (556,450)            (990,233)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................          113,983               113,070              157,958
  Realized gain distribution received.........               --                    --               83,974
  Change in unrealized appreciation
    (depreciation) on investments.............           80,024             8,705,990            5,156,865
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........          194,007             8,819,060            5,398,797
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $   (32,969)          $ 8,109,534           $5,078,140
                                                    ===========           ===========           ==========

                                                   T. ROWE PRICE          VAN KAMPEN
                                                      EQUITY             UIF EMERGING           VICTORY VIF
                                                      INCOME           MARKETS EQUITY--     DIVERSIFIED STOCK--
                                                 PORTFOLIO--II(A)         CLASS II(A)        CLASS A SHARES(D)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $   737,291           $    56,753           $   28,855
  Mortality and expense risk charges..........         (667,038)             (116,413)             (23,676)
  Administrative charges......................          (36,387)               (6,196)              (1,686)
                                                    -----------           -----------           ----------
      Net investment income (loss)............           33,866               (65,856)               3,493
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,117,688             3,088,847              399,459
  Cost of investments sold....................       (1,247,027)           (2,885,941)            (381,432)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................         (129,339)              202,906               18,027
  Realized gain distribution received.........        1,456,677                    --                   --
  Change in unrealized appreciation
    (depreciation) on investments.............        5,825,328             1,869,318              317,404
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........        7,152,666             2,072,224              335,431
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $ 7,186,532           $ 2,006,368           $  338,924
                                                    ===========           ===========           ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(c) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(d) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             JANUS ASPEN           MFS(R)
      FIDELITY(R)        JANUS ASPEN           SERIES             INVESTORS            MFS(R)              MFS(R)
          VIP              SERIES             WORLDWIDE             TRUST             RESEARCH            UTILITIES
       MID CAP--         BALANCED--           GROWTH--            SERIES--            SERIES--            SERIES--
    SERVICE CLASS 2   SERVICE SHARES(A)   SERVICE SHARES(A)   SERVICE CLASS(A)    SERVICE CLASS(A)    SERVICE CLASS(C)
    -------------------------------------------------------------------------------------------------------------------
      $        --        $ 1,292,551         $   163,193          $   8,029           $  23,480          $    3,011
         (454,675)          (670,888)           (206,184)           (32,711)            (46,665)           (114,953)
          (30,309)           (38,064)            (11,556)            (2,131)             (2,642)             (6,817)
      -----------        -----------         -----------          ---------           ---------          ----------
         (484,984)           583,599             (54,547)           (26,813)            (25,827)           (118,759)
      -----------        -----------         -----------          ---------           ---------          ----------
        1,388,968          2,279,700           1,184,023            234,226             265,756             262,048
       (1,212,798)        (2,132,126)         (1,068,271)          (208,672)           (227,820)           (229,797)
      -----------        -----------         -----------          ---------           ---------          ----------
          176,170            147,574             115,752             25,554              37,936              32,251
               --                 --                  --                 --                  --                  --
       10,086,422          3,015,545             643,853            301,264             501,466           4,016,228
      -----------        -----------         -----------          ---------           ---------          ----------
       10,262,592          3,163,119             759,605            326,818             539,402           4,048,479
      -----------        -----------         -----------          ---------           ---------          ----------
      $ 9,777,608        $ 3,746,718         $   705,058          $ 300,005           $ 513,575          $3,929,720
      ===========        ===========         ===========          =========           =========          ==========

         NEUBERGER
          BERMAN
        AMT MID-CAP
         GROWTH--
        CLASS S(A)
     -----------------
        $        --
            (40,142)
             (2,143)
        -----------
            (42,285)
        -----------
          1,896,423
         (1,851,979)
        -----------
             44,444
                 --
            597,813
        -----------
            642,257
        -----------
        $   599,972
        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 BOND--                CAPITAL APPRECIATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,750,511   $  7,215,572   $ (4,552,244)  $ (4,383,519)
    Net realized gain (loss) on investments..........     2,421,189      2,344,931    (32,043,224)   (36,120,266)
    Realized gain distribution received..............     2,530,840      6,901,429             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (3,418,356)    (7,897,548)    45,162,339    124,526,805
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     6,284,184      8,564,384      8,566,871     84,023,020
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,862,802     27,998,983      6,782,048     13,756,524
    Policyowners' surrenders.........................   (20,826,615)   (22,829,622)   (33,824,586)   (26,025,735)
    Policyowners' annuity and death benefits.........    (2,721,983)    (3,615,530)    (3,445,882)    (3,609,006)
    Net transfers from (to) Fixed Account............    (3,943,016)    30,817,008     (1,179,606)     4,381,706
    Transfers between Investment Divisions...........   (27,712,958)   (27,798,097)   (18,542,200)    (6,205,878)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (51,341,770)     4,572,742    (50,210,226)   (17,702,389)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (32,400)       (29,135)        (5,445)      (225,539)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (45,089,986)    13,107,991    (41,648,800)    66,095,092
NET ASSETS:
    Beginning of year................................   280,429,596    267,321,605    413,545,537    347,450,445
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $235,339,610   $280,429,596   $371,896,737   $413,545,537
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   HIGH YIELD
                                                              GOVERNMENT--                CORPORATE BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,787,316   $  7,243,883   $ 42,308,686   $ 42,754,522
    Net realized gain (loss) on investments..........        51,695      7,658,902    (11,306,892)   (16,325,649)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (895,837)   (14,553,572)    48,866,587    154,499,618
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,943,174        349,213     79,868,381    180,928,491
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,702,340     36,408,480     14,408,799     50,502,071
    Policyowners' surrenders.........................   (19,351,263)   (25,702,933)   (67,593,230)   (49,650,185)
    Policyowners' annuity and death benefits.........    (3,331,558)    (3,575,499)    (7,783,342)    (6,855,642)
    Net transfers from (to) Fixed Account............    (5,722,334)    30,884,972     (2,295,955)    29,310,933
    Transfers between Investment Divisions...........   (39,390,063)   (77,738,480)     2,365,345    104,645,503
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (64,092,878)   (39,723,460)   (60,898,383)   127,952,680
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,311)        (2,434)      (308,374)      (576,598)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (60,171,015)   (39,376,681)    18,661,624    308,304,573
NET ASSETS:
    Beginning of year................................   249,757,028    289,133,709    778,715,247    470,410,674
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $189,586,013   $249,757,028   $797,376,871   $778,715,247
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  COMMON STOCK--                 CONVERTIBLE--
          CASH MANAGEMENT                 INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004          2003(a)          2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $ (1,458,785)  $  (2,382,321)  $   (193,100)  $ (1,014,452)  $    918,126   $  1,993,942
          (7,839)         (3,707)   (12,888,862)   (14,821,360)    (4,615,441)    (2,641,696)
              --              --             --             --             --             --
           2,072         (11,386)    40,339,057     79,633,960     12,994,494     36,619,539
    ------------   -------------   ------------   ------------   ------------   ------------
      (1,464,552)     (2,397,414)    27,257,095     63,798,148      9,297,179     35,971,785
    ------------   -------------   ------------   ------------   ------------   ------------
      82,832,764      91,921,924      4,323,036      8,696,940      4,036,622     11,688,770
     (44,058,355)    (89,747,775)   (24,094,330)   (18,695,005)   (15,568,502)   (11,062,735)
      (2,952,212)     (2,566,655)    (2,678,850)    (2,570,812)    (1,843,014)    (1,707,037)
     (24,138,819)    (22,083,503)        83,844      7,317,206       (774,552)    13,853,012
     (50,611,299)    (99,899,729)   (10,804,572)    (7,804,493)      (752,012)    18,271,370
    ------------   -------------   ------------   ------------   ------------   ------------
     (38,927,921)   (122,375,738)   (33,170,872)   (13,056,164)   (14,901,458)    31,043,380
    ------------   -------------   ------------   ------------   ------------   ------------
          (5,488)         (6,141)       (53,926)      (174,487)       (38,270)       (95,928)
    ------------   -------------   ------------   ------------   ------------   ------------
     (40,397,961)   (124,779,293)    (5,967,703)    50,567,497     (5,642,549)    66,919,237
     239,326,786     364,106,079    319,943,774    269,376,277    224,756,367    157,837,130
    ------------   -------------   ------------   ------------   ------------   ------------
    $198,928,825   $ 239,326,786   $313,976,071   $319,943,774   $219,113,818   $224,756,367
    ============   =============   ============   ============   ============   ============

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                      MID CAP                       MID CAP
       INTERNATIONAL EQUITY--                CORE--                       GROWTH--
           INITIAL CLASS                  INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004           2003            2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $   (221,628)  $     232,424   $   (431,017)  $   (273,211)  $ (1,044,492)  $   (491,460)
       1,419,563       2,357,779        719,947       (119,499)     1,456,805       (507,459)
              --              --      1,246,778             --             --             --
       8,352,821       9,017,599      8,003,511      9,303,191     13,683,264     13,281,925
    ------------   -------------   ------------   ------------   ------------   ------------
       9,550,756      11,607,802      9,539,219      8,910,481     14,095,577     12,283,006
    ------------   -------------   ------------   ------------   ------------   ------------
       1,460,935       2,959,690      1,178,876      3,426,285      1,865,232      4,642,376
      (3,884,069)     (3,998,483)    (2,455,224)    (1,055,053)    (6,610,016)    (1,185,695)
        (579,519)       (387,058)      (230,851)       (47,339)      (744,734)      (355,515)
         725,855       4,047,033        616,720      4,369,105      1,652,851      6,376,086
      17,168,964       6,898,494     11,381,654      6,053,190     13,843,206     21,922,052
              --              --             --     (1,341,645)            --             --
    ------------   -------------   ------------   ------------   ------------   ------------
      14,892,166       9,519,676     10,491,175     11,404,543     10,006,539     31,399,304
    ------------   -------------   ------------   ------------   ------------   ------------
         (26,834)        (30,837)       (25,793)       (22,359)       (29,628)       (28,759)
    ------------   -------------   ------------   ------------   ------------   ------------
      24,416,088      21,096,641     20,004,601     20,292,665     24,072,488     43,653,551
      49,242,201      28,145,560     40,144,595     19,851,930     60,481,577     16,828,026
    ------------   -------------   ------------   ------------   ------------   ------------
    $ 73,658,289   $  49,242,201   $ 60,149,196   $ 40,144,595   $ 84,554,065   $ 60,481,577
    ============   =============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                             MID CAP VALUE--               S&P 500 INDEX--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (649,357)  $   (271,909)  $    592,787   $   (207,672)
    Net realized gain (loss) on investments..........       675,617       (626,963)    (1,077,273)   (13,454,757)
    Realized gain distribution received..............     1,246,854             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,701,449     22,832,096     53,483,871    143,135,055
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    18,974,563     21,933,224     52,999,385    129,472,626
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,879,275      8,327,340      9,465,336     23,543,660
    Policyowners' surrenders.........................    (6,774,051)    (4,062,659)   (50,784,682)   (34,117,892)
    Policyowners' annuity and death benefits.........      (675,900)      (367,802)    (5,238,699)    (6,350,583)
    Net transfers from (to) Fixed Account............     1,470,263     12,774,041      1,154,429     18,600,028
    Transfers between Investment Divisions...........    20,340,993      6,311,646       (508,570)     4,358,941
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    17,240,580     22,982,566    (45,912,186)     6,034,154
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (56,292)       (51,070)       (95,632)      (351,440)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    36,158,851     44,864,720      6,991,567    135,155,340
NET ASSETS:
    Beginning of year................................   108,601,078     63,736,358    627,345,460    492,190,120
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $144,759,929   $108,601,078   $634,337,027   $627,345,460
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 DREYFUS                     EAGLE ASSET
                                                              LARGE COMPANY                  MANAGEMENT
                                                                 VALUE--                   GROWTH EQUITY--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (260,322)  $   (266,014)  $ (1,266,866)  $ (1,281,330)
    Net realized gain (loss) on investments..........         4,473     (2,275,765)   (13,644,070)   (12,195,189)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     5,051,499     12,758,701      9,803,326     37,495,332
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,795,650     10,216,922     (5,107,610)    24,018,813
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       747,857      2,121,033      1,709,414      4,134,989
    Policyowners' surrenders.........................    (3,498,688)    (2,043,915)    (7,391,220)    (6,086,894)
    Policyowners' annuity and death benefits.........      (560,862)      (332,180)    (1,077,715)    (1,105,021)
    Net transfers from (to) Fixed Account............       540,957      3,605,517        (66,344)     3,249,687
    Transfers between Investment Divisions...........     2,808,990      3,085,364     (9,295,560)       670,352
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (8,611,688)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............        38,254     (2,175,869)   (16,121,425)       863,113
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (8,129)       (28,326)        12,190        (61,418)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     4,825,775      8,012,727    (21,216,845)    24,820,508
NET ASSETS:
    Beginning of year................................    49,586,838     41,574,111    117,938,708     93,118,200
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 54,412,613   $ 49,586,838   $ 96,721,863   $117,938,708
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                                                                             MAINSTAY VP
            SMALL CAP                   MAINSTAY VP                   MAINSTAY VP               AMERICAN CENTURY
            GROWTH--                  TOTAL RETURN--                    VALUE--                 INCOME & GROWTH--
          INITIAL CLASS                INITIAL CLASS                 INITIAL CLASS                INITIAL CLASS
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004           2003          2004          2003
    -----------------------------------------------------------------------------------------------------------------
    $  (989,709)  $  (604,585)  $    540,473   $  1,205,551   $   (763,344)  $    359,707   $   166,828   $       (92)
      1,633,362    (1,153,363)    (2,943,135)    (3,630,231)    (1,453,022)    (5,890,280)     (191,872)   (2,547,902)
             --            --             --             --             --             --            --            --
      4,351,673    16,529,663     13,900,293     42,560,872     25,508,177     56,473,800     5,821,819    14,161,573
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      4,995,326    14,771,715     11,497,631     40,136,192     23,291,811     50,943,227     5,796,775    11,613,579
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,675,404     4,877,710      3,452,132      8,518,075      4,357,551      9,797,374       638,424     2,103,564
     (3,436,078)   (1,991,471)   (21,938,731)   (16,927,438)   (20,331,298)   (15,800,613)   (4,035,637)   (2,790,642)
       (864,063)     (782,400)    (3,153,638)    (3,122,813)    (2,286,653)    (1,852,667)     (460,829)     (404,451)
      1,132,036     7,467,466     (1,026,343)     4,992,559        987,792     10,673,410       257,545     2,697,580
      2,943,652    16,552,766     (6,771,325)     2,187,879      1,332,931      1,172,233     1,778,082     1,956,397
             --            --             --             --             --             --            --    (8,547,910)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,450,951    26,124,071    (29,437,905)    (4,351,738)   (15,939,677)     3,989,737    (1,822,415)   (4,985,462)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        (14,327)      (35,935)       (30,966)      (110,501)       (47,800)      (127,474)      (12,618)      (31,349)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      6,431,950    40,859,851    (17,971,240)    35,673,953      7,304,334     54,805,490     3,961,742     6,596,768
     66,190,483    25,330,632    264,289,923    228,615,970    251,477,465    196,671,975    53,947,534    47,350,766
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $72,622,433   $66,190,483   $246,318,683   $264,289,923   $258,781,799   $251,477,465   $57,909,276   $53,947,534
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

           MAINSTAY VP                     ALGER
           LORD ABBETT                   AMERICAN
           DEVELOPING                      SMALL                        AMSOUTH                      AMSOUTH
            GROWTH--                 CAPITALIZATION--                  ENHANCED                   INTERNATIONAL
          INITIAL CLASS               CLASS O SHARES                  MARKET FUND                  EQUITY FUND
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004         2003(a)         2004         2003(a)
    -----------------------------------------------------------------------------------------------------------------
    $  (455,324)  $  (369,336)  $ (1,083,462)  $   (862,668)  $    (18,709)  $    (15,224)  $    (9,443)  $    (1,452)
     (1,142,594)   (2,206,925)     1,102,016     (1,560,092)        10,889        (26,430)       18,561          (585)
             --            --             --             --             --             --            --            --
      2,701,305    10,620,501     10,278,565     23,309,923        242,581        506,867       129,837       100,070
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,103,387     8,044,240     10,297,119     20,887,163        234,761        465,213       138,955        98,033
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        344,461     1,333,300      1,294,475      2,608,627        125,515         69,921        42,878         4,873
     (2,377,746)   (1,128,990)    (5,742,240)    (4,750,529)      (263,165)       (93,264)      (28,904)      (11,245)
       (212,455)     (170,538)      (627,422)      (523,087)        (5,652)        (5,011)           --            --
        124,265     1,581,719         14,609      1,933,607        411,920        350,589       203,946        86,875
       (299,255)    5,612,694      1,537,648      2,985,461        (59,649)       199,229         2,235        75,722
             --    (1,887,174)            --             --             --             --            --            --
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (2,420,730)    5,341,011     (3,522,930)     2,254,079        208,969        521,464       220,155       156,225
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
         (4,558)      (18,342)       (33,722)       (57,511)          (442)        (1,367)         (430)         (314)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (1,321,901)   13,366,909      6,740,467     23,083,731        443,288        985,310       358,680       253,944
     32,963,562    19,596,653     73,283,468     50,199,737      2,547,750      1,562,440       393,309       139,365
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $31,641,661   $32,963,562   $ 80,023,935   $ 73,283,468   $  2,991,038   $  2,547,750   $   751,989   $   393,309
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003


                                                                        AMSOUTH                       AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                              ---------------------------   ---------------------------
                                                                  2004         2003(a)          2004         2003(a)
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $    (53,985)  $    (42,679)  $    (26,687)  $    (16,712)
    Net realized gain (loss) on investments.................         6,159        (45,208)        (2,620)       (23,864)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       202,593        780,271        257,002        359,670
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................       154,767        692,384        227,695        319,094
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       198,977         85,877         51,416         93,604
    Policyowners' surrenders................................      (304,428)      (212,202)      (128,719)       (47,231)
    Policyowners' annuity and death benefits................       (23,711)       (19,127)       (21,436)          (565)
    Net transfers from (to) Fixed Account...................       590,151        720,622        229,951        219,190
    Transfers between Investment Divisions..................      (182,393)       231,887        110,755         88,106
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................       278,596        807,057        241,967        353,104
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................           (48)        (1,927)          (663)          (838)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................       433,315      1,497,514        468,999        671,360
NET ASSETS:
    Beginning of year.......................................     4,023,622      2,526,108      1,497,758        826,398
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $  4,456,937   $  4,023,622   $  1,966,757   $  1,497,758
                                                              ============   ============   ============   ============

                                                                      JANUS ASPEN                   JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                              ---------------------------   ---------------------------
                                                                  2004           2003           2004           2003
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $  4,722,954   $  4,965,652   $ (1,151,856)  $   (763,220)
    Net realized gain (loss) on investments.................    (4,474,341)    (8,290,284)   (18,343,813)   (15,235,868)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................    40,046,366     76,608,412     26,904,789     71,930,077
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................    40,294,979     73,283,780      7,409,120     55,930,989
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................     8,466,524     23,016,998      4,116,985      8,565,902
    Policyowners' surrenders................................   (47,771,158)   (40,684,487)   (21,215,237)   (17,178,053)
    Policyowners' annuity and death benefits................    (6,407,812)    (5,758,129)    (2,288,198)    (2,295,628)
    Net transfers from (to) Fixed Account...................    (1,642,095)    22,230,570     (1,090,554)     4,677,762
    Transfers between Investment Divisions..................   (38,084,883)   (27,330,412)   (24,714,699)   (23,041,266)
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................   (85,439,424)   (28,525,460)   (45,191,703)   (29,271,283)
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................      (115,991)      (203,148)       (65,371)      (154,832)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................   (45,260,436)    44,555,172    (37,847,954)    26,504,874
NET ASSETS:
    Beginning of year.......................................   644,950,305    600,395,133    293,545,416    267,040,542
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $599,689,869   $644,950,305   $255,697,462   $293,545,416
                                                              ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004         2003(a)        2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $   149,618   $   239,419   $  (433,994)  $  (251,216)  $ (3,890,857)  $ (2,851,154)  $    236,947   $    566,581
       (673,123)     (978,712)    1,836,787        (8,060)     3,499,702     (3,074,284)      (359,754)    (4,706,587)
             --            --            --            --             --             --        843,888             --
      3,444,066     5,993,240    (2,247,143)    6,316,256     47,628,975     77,663,065     21,258,222     52,748,569
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,920,561     5,253,947      (844,350)    6,056,980     47,237,820     71,737,627     21,979,303     48,608,563
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,912,310     3,634,452       861,314     2,889,939      4,866,868     12,036,604      3,534,145      7,217,772
     (2,557,405)   (1,775,298)   (1,883,394)   (1,750,594)   (27,630,497)   (18,113,205)   (18,372,755)   (13,147,263)
       (313,320)     (426,011)     (139,715)     (523,350)    (3,331,670)    (3,146,918)    (3,457,556)    (2,522,229)
      1,320,941     2,892,282       273,926     2,215,354      1,051,962     14,657,470        519,114      9,011,341
      1,261,938     2,093,259    (1,419,495)   14,589,127     15,267,034      8,049,260     10,275,155      8,708,855
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,624,464     6,418,684    (2,307,364)   17,420,476     (9,776,303)    13,483,211     (7,501,897)     9,268,476
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,095)      (13,904)         (203)      (13,910)      (124,058)      (199,895)       (39,953)      (130,233)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      8,537,930    11,658,727    (3,151,917)   23,463,546     37,337,459     85,020,943     14,437,453     57,746,806
     39,045,010    27,386,283    30,836,146     7,372,600    347,156,781    262,135,838    225,491,383    167,744,577
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,582,940   $39,045,010   $27,684,229   $30,836,146   $384,494,240   $347,156,781   $239,928,836   $225,491,383
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004          2003          2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $  (253,140)  $  (222,991)  $  (142,608)  $  (282,085)  $     (4,978)  $      6,211   $   (115,589)  $    (69,334)
       (688,954)   (1,604,575)   (3,662,424)   (4,664,295)       176,638         16,162        553,477       (194,925)
             --            --            --            --             --             --             --             --
      3,857,911     7,223,602     9,204,880    12,606,535        618,262        426,467        547,732      1,368,333
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,915,817     5,396,036     5,399,848     7,660,155        789,922        448,840        985,620      1,104,074
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        417,932       895,386       613,330     1,226,447           (847)        22,366        108,516        147,242
     (2,042,135)   (1,611,515)   (3,025,238)   (2,025,330)      (413,819)      (104,866)      (771,094)      (272,161)
       (393,162)     (394,980)     (454,115)     (291,143)        (8,802)       (20,832)       (21,737)       (29,572)
        167,795     1,359,702        71,907     1,086,641         77,535        468,628        145,863        875,524
       (972,112)     (834,702)     (959,730)   (1,257,567)     1,360,445        590,358       (586,920)     3,441,423
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (2,821,682)     (586,109)   (3,753,846)   (1,260,952)     1,014,512        955,654     (1,125,372)     4,162,456
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,188)      (14,576)      (15,568)      (20,566)        (2,284)        (1,207)        (3,450)        (2,836)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         86,947     4,795,351     1,630,434     6,378,637      1,802,150      1,403,287       (143,202)     5,263,694
     32,016,534    27,221,183    40,916,592    34,537,955      2,143,353        740,066      8,310,675      3,046,981
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $32,103,481   $32,016,534   $42,547,026   $40,916,592   $  3,945,503   $  2,143,353   $  8,167,473   $  8,310,675
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                                                              VAN ECK
                                                              T. ROWE PRICE                  WORLDWIDE
                                                                 EQUITY                        HARD
                                                            INCOME PORTFOLIO                  ASSETS
                                                       ---------------------------   -------------------------
                                                           2004           2003          2004         2003(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    279,178   $    421,520   $  (355,555)  $  (116,038)
    Net realized gain (loss) on investments..........     1,590,010     (1,529,969)      891,456       (75,442)
    Realized gain distribution received..............     4,468,125             --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,740,392     32,535,177     6,253,833     4,670,344
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    24,077,705     31,426,728     6,789,734     4,478,864
                                                       ------------   ------------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,035,824      8,988,647    11,138,000     2,302,435
    Policyowners' surrenders.........................   (12,445,881)    (7,703,430)   (1,729,565)     (959,101)
    Policyowners' annuity and death benefits.........    (1,401,414)    (1,173,937)     (175,456)     (232,312)
    Net transfers from (to) Fixed Account............     2,335,449     13,285,554     2,669,176     1,491,196
    Transfers between Investment Divisions...........    22,298,176     11,156,473    11,071,374     2,024,174
                                                       ------------   ------------   -----------   -----------
      Net contributions and (withdrawals)............    13,822,154     24,553,307    22,973,529     4,626,392
                                                       ------------   ------------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (51,858)       (84,219)      (21,840)      (12,446)
                                                       ------------   ------------   -----------   -----------
        Increase (decrease) in net assets............    37,848,001     55,895,816    29,741,423     9,092,810
NET ASSETS:
    Beginning of year................................   172,514,002    116,618,186    18,047,899     8,955,089
                                                       ------------   ------------   -----------   -----------
    End of year......................................  $210,362,003   $172,514,002   $47,789,322   $18,047,899
                                                       ============   ============   ===========   ===========

                                                               VAN KAMPEN
                                                                   UIF
                                                            EMERGING MARKETS
                                                                EQUITY--
                                                                 CLASS I
                                                       ---------------------------
                                                           2004           2003
                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (323,589)  $   (493,604)
    Net realized gain (loss) on investments..........    (2,237,707)      (463,160)
    Realized gain distribution received..............            --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,682,534     16,827,765
                                                       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     8,121,238     15,871,001
                                                       ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       756,714      1,178,764
    Policyowners' surrenders.........................    (3,406,142)    (2,253,626)
    Policyowners' annuity and death benefits.........      (470,417)      (185,044)
    Net transfers from (to) Fixed Account............       311,044      1,322,283
    Transfers between Investment Divisions...........     2,549,112     (1,193,319)
                                                       ------------   ------------
      Net contributions and (withdrawals)............      (259,689)    (1,130,942)
                                                       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (30,453)       (41,230)
                                                       ------------   ------------
        Increase (decrease) in net assets............     7,831,096     14,698,829
NET ASSETS:
    Beginning of year................................    40,459,860     25,761,031
                                                       ------------   ------------
    End of year......................................  $ 48,290,956   $ 40,459,860
                                                       ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                                BOND--              CAPITAL APPRECIATION--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,263,428   $   669,046   $  (436,405)  $   (35,306)
    Net realized gain (loss) on investments..........     (120,641)       (9,433)      138,540         3,797
    Realized gain distribution received..............      583,451       451,604            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (806,292)     (967,216)    1,516,420       907,201
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      919,946       144,001     1,218,555       875,692
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   28,326,752    16,184,310    23,617,625    12,149,453
    Policyowners' surrenders.........................   (1,630,614)     (134,737)     (923,834)      (55,367)
    Policyowners' annuity and death benefits.........     (229,185)      (22,694)      (48,557)           --
    Net transfers from (to) Fixed Account............    8,056,169     2,804,694     5,080,974     1,409,906
    Transfers between Investment Divisions...........       55,370       (86,376)     (492,509)      509,713
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   34,578,492    18,745,197    27,233,699    14,013,705
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,791)         (625)          (40)       (1,720)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   35,493,647    18,888,573    28,452,214    14,887,677
NET ASSETS:
    Beginning of year................................   18,888,573            --    14,887,677            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $54,382,220   $18,888,573   $43,339,891   $14,887,677
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                        INTERNATIONAL EQUITY--          MID CAP CORE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (43,116)  $   100,083   $  (217,792)  $    (3,743)
    Net realized gain (loss) on investments..........       95,246           584       120,785         4,307
    Realized gain distribution received..............           --            --       774,026            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    4,938,118       730,172     4,387,762       660,013
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    4,990,248       830,839     5,064,781       660,577
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   23,853,952     6,487,226    18,091,012     6,647,592
    Policyowners' surrenders.........................     (710,428)      (20,173)     (727,901)      (24,107)
    Policyowners' annuity and death benefits.........     (128,863)           --       (47,234)           --
    Net transfers from (to) Fixed Account............    5,109,965       777,923     4,277,750       754,227
    Transfers between Investment Divisions...........    3,086,439       506,598     2,489,388       392,621
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   31,211,065     7,751,574    24,083,015     7,770,333
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,377)       (1,754)      (11,921)       (1,225)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   36,188,936     8,580,659    29,135,875     8,429,685
NET ASSETS:
    Beginning of year................................    8,580,659            --     8,429,685            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $44,769,595   $ 8,580,659   $37,565,560   $ 8,429,685
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                   HIGH YIELD
         COMMON STOCK--               CONVERTIBLE--                GOVERNMENT--               CORPORATE BOND--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $    31,617   $    48,214   $   453,711   $   358,567   $  1,024,910   $   536,713   $ 13,913,633   $ 4,572,088
        104,390         8,375       181,638        10,159       (128,103)      (23,739)       361,833        75,226
             --            --            --            --             --            --             --            --
      2,151,066       660,345     2,142,049       937,676       (455,402)     (461,521)     4,263,691      (427,034)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      2,287,073       716,934     2,777,398     1,306,402        441,405        51,453     18,539,157     4,220,280
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     15,004,613     7,989,297    32,545,228    17,816,107     19,050,338    11,550,843    135,148,403    62,557,554
       (661,788)      (30,782)   (1,718,393)      (93,399)    (1,380,706)     (111,045)    (5,501,123)     (510,614)
        (13,750)           --       (90,073)       (2,472)       (49,221)      (21,357)      (646,595)      (16,408)
      3,151,764       864,374    11,513,571     3,058,428      4,873,982     1,798,730     24,002,067     6,778,138
        965,360       259,250        73,250       536,450       (316,483)     (163,918)     5,903,008     3,406,645
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     18,446,199     9,082,139    42,323,583    21,315,114     22,177,910    13,053,253    158,905,760    72,215,315
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
         (3,291)       (1,506)       (7,685)       (2,639)        (2,564)         (410)       (58,909)       (8,981)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     20,729,981     9,797,567    45,093,296    22,618,877     22,616,751    13,104,296    177,386,008    76,426,614
      9,797,567            --    22,618,877            --     13,104,296            --     76,426,614            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $30,527,548   $ 9,797,567   $67,712,173   $22,618,877   $ 35,721,047   $13,104,296   $253,812,622   $76,426,614
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                  MAINSTAY VP
        MID CAP GROWTH--             MID CAP VALUE--             S&P 500 INDEX--             SMALL CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $  (575,564)  $   (50,908)  $  (173,943)  $    75,068   $    471,681   $   289,627   $   (487,206)  $   (42,984)
        677,570        16,617       140,015         2,824        272,518         8,627        212,295       101,617
             --            --       614,383            --             --            --             --            --
      9,017,157     1,056,186     7,035,664     1,397,565      8,340,201     2,344,601      4,008,944       924,548
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      9,119,163     1,021,895     7,616,119     1,475,457      9,084,400     2,642,855      3,734,033       983,181
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     29,060,538    12,366,489    34,795,764    12,558,709     70,753,569    30,225,134     26,608,690    10,104,785
     (1,306,305)      (42,443)   (1,361,139)     (148,820)    (3,005,687)     (126,507)    (1,423,298)      (63,684)
       (142,289)           --       (47,597)       (9,982)      (268,779)           --        (91,716)           --
      6,356,741     1,429,279     8,978,905     1,967,194     15,775,645     3,826,016      6,127,312     1,588,488
      1,974,479       967,172     4,910,904       767,872      2,375,002     1,550,382        753,456     1,007,218
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     35,943,164    14,720,497    47,276,837    15,134,973     85,629,750    35,475,025     31,974,444    12,636,807
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
        (16,684)       (1,707)      (18,810)       (2,880)       (11,840)       (5,577)        (7,084)       (1,549)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     45,045,643    15,740,685    54,874,146    16,607,550     94,702,310    38,112,303     35,701,393    13,618,439
     15,740,685            --    16,607,550            --     38,112,303            --     13,618,439            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $60,786,328   $15,740,685   $71,481,696   $16,607,550   $132,814,613   $38,112,303   $ 49,319,832   $13,618,439
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   135,182   $   151,742   $   (43,521)  $   132,011
    Net realized gain (loss) on investments..........      154,606         8,420       309,475         5,578
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,111,906       318,435     3,379,065     1,078,395
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,401,694       478,597     3,645,019     1,215,984
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   17,926,443     9,409,022    25,919,825    11,071,138
    Policyowners' surrenders.........................     (884,719)      (64,750)     (974,606)      (45,141)
    Policyowners' annuity and death benefits.........      (28,772)       (1,839)      (10,553)       (1,873)
    Net transfers from (to) Fixed Account............    4,809,650     1,240,638     6,144,530     1,672,577
    Transfers between Investment Divisions...........     (704,132)      626,032     1,352,930       604,755
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   21,118,470    11,209,103    32,432,126    13,301,456
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (2,608)         (941)       (5,918)       (2,453)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   22,517,556    11,686,759    36,071,227    14,514,987
NET ASSETS:
    Beginning of year................................   11,686,759            --    14,514,987            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $34,204,315   $11,686,759   $50,586,214   $14,514,987
                                                       ===========   ===========   ===========   ===========

                                                                                               COLONIAL SMALL
                                                         ALGER AMERICAN SMALL                  CAP VALUE FUND,
                                                           CAPITALIZATION--                   VARIABLE SERIES--
                                                            CLASS S SHARES                         CLASS B
                                                       -------------------------              -----------------
                                                         2004(F)       2003(B)                     2004(G)
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (165,727)  $   (12,957)                $    3,033
    Net realized gain (loss) on investments..........      118,747         3,323                        203
    Realized gain distribution received..............           --            --                     27,573
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,876,029       265,197                      1,048
                                                       -----------   -----------                 ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,829,049       255,563                     31,857
                                                       -----------   -----------                 ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    9,106,509     3,487,235                    817,168
    Policyowners' surrenders.........................     (401,534)      (12,836)                       (24)
    Policyowners' annuity and death benefits.........      (13,407)           --                         --
    Net transfers from (to) Fixed Account............    1,847,356       381,569                     49,822
    Transfers between Investment Divisions...........    1,575,086       246,929                    650,198
                                                       -----------   -----------                 ----------
      Net contributions and (withdrawals)............   12,114,010     4,102,897                  1,517,164
                                                       -----------   -----------                 ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,150)         (395)                       (19)
                                                       -----------   -----------                 ----------
        Increase (decrease) in net assets............   13,938,909     4,358,065                  1,549,002
NET ASSETS:
    Beginning of year................................    4,358,065            --                         --
                                                       -----------   -----------                 ----------
    End of year......................................  $18,296,974   $ 4,358,065                 $1,549,002
                                                       ===========   ===========                 ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                 MAINSTAY VP                MAINSTAY VP                 MAINSTAY VP
        AMERICAN CENTURY              DREYFUS LARGE          EAGLE ASSET MANAGEMENT     LORD ABBETT DEVELOPING
        INCOME & GROWTH--            COMPANY VALUE--            GROWTH EQUITY--                GROWTH--
          SERVICE CLASS               SERVICE CLASS              SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   ------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)      2003(B)       2004(F)       2003(B)
    ------------------------------------------------------------------------------------------------------------
    $   108,061   $    33,732   $   (67,395)  $    16,252   $  (190,563)  $  (18,715)  $  (137,361)  $   (14,763)
         86,092         2,148       241,967         1,536        16,757        8,458        73,680         9,907
             --            --            --            --            --           --            --            --
      1,079,250       269,166     1,279,898       406,307      (106,780)     401,277       782,042       162,697
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      1,273,403       305,046     1,454,470       424,095      (280,586)     391,020       718,361       157,841
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      9,312,918     2,939,211    10,037,234     4,252,337     9,002,711    5,659,004     7,124,597     3,453,771
       (422,105)      (20,244)     (541,140)      (12,409)     (607,575)     (26,883)     (309,470)      (22,215)
        (30,053)           --       (16,205)           --       (45,733)          --       (22,050)           --
      2,302,058       494,253     2,129,230       786,074     2,292,436      760,252     1,528,709       385,802
        326,344       235,857     1,081,684       257,778      (966,782)     332,119       152,924       263,554
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     11,489,162     3,649,077    12,690,803     5,283,780     9,675,057    6,724,492     8,474,710     4,080,912
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
         (1,969)         (625)       (1,895)         (878)        1,502         (758)       (1,318)         (157)
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     12,760,596     3,953,498    14,143,378     5,706,997     9,395,973    7,114,754     9,191,753     4,238,596
      3,953,498            --     5,706,997            --     7,114,754           --     4,238,596            --
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
    $16,714,094   $ 3,953,498   $19,850,375   $ 5,706,997   $16,510,727   $7,114,754   $13,430,349   $ 4,238,596
    ===========   ===========   ===========   ===========   ===========   ==========   ===========   ===========


      DREYFUS IP TECHNOLOGY          FIDELITY(R) VIP             FIDELITY(R) VIP             FIDELITY(R) VIP
            GROWTH--                 CONTRAFUND(R)--             EQUITY-INCOME--                MID CAP--
         SERVICE SHARES              SERVICE CLASS 2             SERVICE CLASS 2             SERVICE CLASS 2
    -------------------------   -------------------------   -------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)       2003(B)        2004         2003(C)
    -------------------------------------------------------------------------------------------------------------
    $  (226,976)  $   (28,950)  $  (709,526)  $   (62,633)  $  (320,657)  $   (54,055)  $  (484,984)  $    (9,128)
        113,983        30,527       113,070         7,697       157,958         9,678       176,170         5,852
             --            --            --            --        83,974            --            --            --
         80,024       467,105     8,705,990     1,333,185     5,156,865     1,500,408    10,086,422       297,094
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        (32,969)      468,682     8,109,534     1,278,249     5,078,140     1,456,031     9,777,608       293,818
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     10,108,446     6,715,921    44,851,838    14,442,367    37,912,960    13,722,795    27,676,531     1,861,787
       (584,616)      (22,108)   (1,456,588)      (72,874)   (1,455,786)      (69,883)   (1,346,299)      (36,974)
        (23,572)           --      (134,820)           --       (85,116)       (8,028)     (169,701)           --
      2,146,155       585,804    10,791,287     2,527,803     7,529,061     1,661,505     5,792,542       316,111
       (358,894)      446,667     5,045,675     1,042,665     2,936,845       488,394    27,377,145     2,629,850
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,287,519     7,726,284    59,097,392    17,939,961    46,837,964    15,794,783    59,330,218     4,770,774
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            354          (670)      (17,820)       (2,511)       (7,101)       (3,060)      (20,415)         (398)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,254,904     8,194,296    67,189,106    19,215,699    51,909,003    17,247,754    69,087,411     5,064,194
      8,194,296            --    19,215,699            --    17,247,754            --     5,064,194            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $19,449,200   $ 8,194,296   $86,404,805   $19,215,699   $69,156,757   $17,247,754   $74,151,605   $ 5,064,194
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                          JANUS ASPEN SERIES          JANUS ASPEN SERIES
                                                              BALANCED--              WORLDWIDE GROWTH--
                                                            SERVICE SHARES              SERVICE SHARES
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   583,599   $   128,799   $   (54,547)  $   (9,168)
    Net realized gain (loss) on investments..........      147,574         5,656       115,752        5,488
    Realized gain distribution received..............           --            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    3,015,545       917,096       643,853      552,083
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    3,746,718     1,051,551       705,058      548,403
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   29,613,727    20,254,818    10,432,636    5,688,873
    Policyowners' surrenders.........................   (1,721,304)     (105,144)     (553,518)     (25,856)
    Policyowners' annuity and death benefits.........     (171,981)           --        (6,553)          --
    Net transfers from (to) Fixed Account............    8,893,450     3,134,124     2,295,374      756,492
    Transfers between Investment Divisions...........       66,432       302,659       282,848      203,774
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   36,680,324    23,586,457    12,450,787    6,623,283
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (8,595)       (2,405)       (2,741)      (1,192)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   40,418,447    24,635,603    13,153,104    7,170,494
NET ASSETS:
    Beginning of year................................   24,635,603            --     7,170,494           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $65,054,050   $24,635,603   $20,323,598   $7,170,494
                                                       ===========   ===========   ===========   ==========

                                                                                        VAN KAMPEN UIF
                                                                                           EMERGING
                                                         T. ROWE PRICE EQUITY          MARKETS EQUITY--
                                                         INCOME PORTFOLIO--II              CLASS II
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    33,866   $    28,151   $   (65,856)  $   (6,522)
    Net realized gain (loss) on investments..........     (129,339)      (11,111)      202,906       30,499
    Realized gain distribution received..............    1,456,677            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    5,825,328     1,323,740     1,869,318      234,981
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    7,186,532     1,340,780     2,006,368      258,958
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   41,425,016    13,752,482     7,763,796    1,877,349
    Policyowners' surrenders.........................   (1,767,134)      (69,148)     (290,705)      (5,182)
    Policyowners' annuity and death benefits.........     (123,624)      (22,489)       (5,113)          --
    Net transfers from (to) Fixed Account............    9,224,798     1,917,938     1,178,214      149,329
    Transfers between Investment Divisions...........    5,787,228       911,110       706,355      591,097
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   54,546,284    16,489,893     9,352,547    2,612,593
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,074)       18,413        (6,235)        (392)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   61,720,742    17,849,086    11,352,680    2,871,159
NET ASSETS:
    Beginning of year................................   17,849,086            --     2,871,159           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $79,569,828   $17,849,086   $14,223,839   $2,871,159
                                                       ===========   ===========   ===========   ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through June 30, 2004.
(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       MFS(R) INVESTORS                MFS(R)                    MFS(R)            NEUBERGER BERMAN AMT
        TRUST SERIES--           RESEARCH SERIES--         UTILITIES SERIES--        MID-CAP GROWTH--
         SERVICE CLASS             SERVICE CLASS             SERVICE CLASS               CLASS S
    -----------------------   ------------------------   ----------------------   ----------------------
     2004(F)      2003(B)       2004(F)      2003(B)       2004(D)     2003(B)      2004(F)     2003(B)
    ----------------------------------------------------------------------------------------------------
    $  (26,813)  $   (4,088)  $   (25,827)  $   (6,664)  $  (118,759)  $   (295)  $   (42,285)  $ (1,867)
        25,554        2,765        37,936          890        32,251          4        44,444        231
            --           --            --           --            --         --            --         --
       301,264       69,400       501,466      119,316     4,016,228     11,177       597,813     27,641
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
       300,005       68,077       513,575      113,542     3,929,720     10,886       599,972     26,005
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     1,826,405      840,705     2,116,731    1,261,053    12,619,966    137,548     3,566,648    208,242
      (107,551)      (2,718)     (144,050)      (2,817)     (357,193)        --       (84,158)    (2,463)
        (5,251)          --        (4,190)          --       (49,452)        --            --         --
       478,904      177,860       538,998      189,489     2,379,686      9,469       730,692    262,967
        11,871       35,184       238,485      212,793    21,241,132        (17)      453,983     23,747
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,204,378    1,051,031     2,745,974    1,660,518    35,834,139    147,000     4,667,165    492,493
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
          (579)        (151)       (1,179)        (252)       (6,965)       (14)       (1,508)       (50)
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,503,804    1,118,957     3,258,370    1,773,808    39,756,894    157,872     5,265,629    518,448
     1,118,957           --     1,773,808           --       157,872         --       518,448         --
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
    $3,622,761   $1,118,957   $ 5,032,178   $1,773,808   $39,914,766   $157,872   $ 5,784,077   $518,448
    ==========   ==========   ===========   ==========   ===========   ========   ===========   ========

          Victory VIF
          Diversified
            Stock--
         Class A Shares
         --------------
            2004(e)
         --------------
          $     3,493
               18,027
                   --
              317,404
          -----------
              338,924
          -----------
            2,388,147
             (218,206)
                   --
              461,479
            2,885,624
          -----------
            5,517,044
          -----------
                 (499)
          -----------
            5,855,469
                   --
          -----------
          $ 5,855,469
          ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(1)
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(2)
MainStay VP S&P 500 Index--Initial Class(3)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(4)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(5)
MainStay VP S&P 500 Index--Service Class(6)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

  Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Growth Equity--Initial Class

  (2) Formerly MainStay VP Equity Income--Initial Class

  (3) Formerly MainStay VP Indexed Equity--Initial Class

  (4) Formerly MainStay VP Growth Equity--Service Class

  (5) Formerly MainStay VP Equity Income--Service Class

  (6) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay, Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Account.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of the Separate Account are as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Number of shares...................................        17,748                   17,355               199,759
Identified cost....................................      $242,308                 $522,767              $199,759


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Number of shares...................................        11,798                   26,107                   6,692
Identified cost....................................      $113,687                 $671,418                $ 57,088

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Purchases..........................................      $ 15,751                 $  5,367              $161,258
Proceeds from sales................................        60,025                   60,339               201,751


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Purchases..........................................      $ 23,667                 $ 25,087                $  9,319
Proceeds from sales................................         5,776                   70,550                   8,846

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         15,357            19,526            17,910             80,855             5,239             4,599             7,311
       $359,052          $209,812          $198,001           $724,782          $ 57,793           $45,514           $62,707

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         14,834            15,773             5,068             4,863             8,753             3,500             3,964
       $280,995          $238,331          $ 54,454          $ 48,171          $130,446           $30,526           $61,757


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $  7,686          $ 19,730          $ 20,059           $119,814          $ 24,068           $15,047           $19,567
         41,185            33,766            79,653            138,661             9,337             3,704            10,549

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  8,932          $ 11,348          $  5,093          $  7,904          $  3,176           $ 3,723           $ 7,063
         37,935            28,109             6,757             8,118            20,629             6,610            11,693

--------------------------------------------------------------------------------


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Number of shares..................       329              62                 485              215         25,511
Identified cost...................    $2,594          $  548            $  4,010          $ 1,539        $47,261

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Number of shares..................         194             460               9,450            2,612          4,386
Identified cost...................      $2,950          $6,809            $178,027          $37,665        $37,268


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Purchases.........................    $  644          $  283            $    917          $   397        $10,003
Proceeds from sales...............       452              72                 691              180          4,203

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Purchases.........................      $1,580          $2,200            $ 31,079          $25,882        $ 9,965
Proceeds from sales...............         566           3,443              12,452            3,185         10,547

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,187            14,496             9,491            24,677             9,583             1,782             2,791
        $26,124          $341,074          $213,356          $610,831          $397,716           $31,734           $46,849

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 9,054          $ 13,929          $ 16,459          $ 18,338          $  7,363           $ 1,379           $ 2,240
         11,801            27,637            22,891            99,408            53,952             4,463             6,149

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        4,107                  2,026                  1,496
Identified cost...................................     $ 56,354                $41,076                $27,827

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        5,475                  4,562                  2,063
Identified cost...................................     $122,598                $44,566                $32,901


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 38,871                $28,793                $19,406
Proceeds from sales...............................        2,306                  1,878                    849

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 88,793                $33,693                $23,466
Proceeds from sales...............................        2,338                  2,069                  2,119

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          6,044             3,379             25,778             3,190             2,878             5,276             5,837
        $64,877           $36,766           $250,872           $39,258           $32,649           $50,931           $63,293

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
          3,089             1,465             1,777             1,496             1,492               912                 92
        $46,311           $15,421          $ 18,239           $16,279           $12,535           $16,221            $ 1,549

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        $45,451           $28,215           $179,230           $31,887           $25,388           $39,936           $48,639
          2,498             4,925              5,781               597               653             4,408               741

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
        $34,628           $12,273          $ 14,582           $11,496           $ 9,161           $12,705            $ 1,572
          2,104               633             1,902             1,966               787               706                 23

--------------------------------------------------------------------------------

                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        2,265             3,290              2,766              2,489              2,587                766
Identified cost......      $18,976           $76,665            $62,739            $64,001            $61,360            $19,203


                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $13,015           $59,289            $47,936            $60,437            $39,703            $13,633
Proceeds from sales..        1,903               670              1,148              1,389              2,280              1,184

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
           202              332            1,969              327            3,579            1,293              535
        $3,265           $4,429          $35,986           $5,179          $72,695          $12,169           $5,555

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
        $2,421           $2,997          $36,069           $6,538          $57,391          $12,413           $5,936
           234              266              262            1,896            1,118            3,089              399

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity, AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:


                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                         CAPITAL
                                                                        BOND--                        APPRECIATION--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2004             2003             2004             2003
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       200              728              352              578
Units Redeemed..............................................    (2,470)          (2,394)          (3,337)          (2,779)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (2,270)          (1,666)          (2,985)          (2,201)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --               30                2                1
Units Redeemed..............................................       (25)             (79)             (24)             (15)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (25)             (49)             (22)             (14)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        37            2,704              227            1,861
Units Redeemed..............................................    (1,014)          (1,053)            (710)            (211)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (977)           1,651             (483)           1,650
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        43            1,268               55              577
Units Redeemed..............................................      (319)            (287)             (61)             (30)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (276)             981               (6)             547
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................         1               28               --                4
Units Redeemed..............................................        (9)              (8)              --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (8)              20               --                4
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        COMMON STOCK--    CONVERTIBLE--     GOVERNMENT--
      CASH MANAGEMENT       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    --------------------   ---------------   --------------   ---------------
     2004      2003(a)      2004     2003     2004    2003     2004     2003
    -------------------------------------------------------------------------
     12,261     16,976        191      286      201   1,318      205      801
    (42,654)   (94,625)    (1,712)  (1,556)  (1,016)  (707)   (3,140)  (4,878)
    -------    -------     ------   ------   ------   -----   ------   ------
    (30,393)   (77,649)    (1,521)  (1,270)    (815)   611    (2,935)  (4,077)
    =======    =======     ======   ======   ======   =====   ======   ======
      1,341      8,111          2        5        3     10        --       61
     (1,380)   (30,445)       (17)     (72)     (18)   (51)      (45)    (186)
    -------    -------     ------   ------   ------   -----   ------   ------
        (39)   (22,334)       (15)     (67)     (15)   (41)      (45)    (125)
    =======    =======     ======   ======   ======   =====   ======   ======
     23,814     38,546        142    1,067      112   2,022       19    3,379
    (32,703)   (55,519)      (374)    (321)    (280)  (171)   (1,213)  (2,204)
    -------    -------     ------   ------   ------   -----   ------   ------
     (8,889)   (16,973)      (232)     746     (168)  1,851   (1,194)   1,175
    =======    =======     ======   ======   ======   =====   ======   ======
     24,505     23,094         31      535       67    715        32    1,547
    (23,347)   (11,450)       (45)     (32)     (63)   (28)     (411)    (771)
    -------    -------     ------   ------   ------   -----   ------   ------
      1,158     11,644        (14)     503        4    687      (379)     776
    =======    =======     ======   ======   ======   =====   ======   ======
      3,216      2,390          5       20        7     14         2       47
     (2,910)      (469)        (1)      --       (3)    --       (16)     (15)
    -------    -------     ------   ------   ------   -----   ------   ------
        306      1,921          4       20        4     14       (14)      32
    =======    =======     ======   ======   ======   =====   ======   ======
     15,234      7,586         --       --       --     --        --       --
     (8,387)    (4,699)        --       --       --     --        --       --
    -------    -------     ------   ------   ------   -----   ------   ------
      6,847      2,887         --       --       --     --        --       --
    =======    =======     ======   ======   ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                      HIGH YIELD                     INTERNATIONAL
                                                                   CORPORATE BOND--                    EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                                -----------------------           -------------------
                                                                 2004             2003            2004           2003
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................       551            5,528           919             495
Units Redeemed..............................................    (3,313)          (2,766)          (223)          (199)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................    (2,762)           2,762           696             296
                                                                ======           ======           ====           ====
SERIES II POLICIES
Units Issued................................................        71              242            11             131
Units Redeemed..............................................       (50)            (122)           (4)           (120)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        21              120             7              11
                                                                ======           ======           ====           ====
SERIES III POLICIES
Units Issued................................................       305            5,210           357             712
Units Redeemed..............................................      (842)            (411)          (90)            (83)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................      (537)           4,799           267             629
                                                                ======           ======           ====           ====
SERIES IV POLICIES
Units Issued................................................       312            2,072            72             219
Units Redeemed..............................................      (151)             (89)          (12)             (8)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       161            1,983            60             211
                                                                ======           ======           ====           ====
SERIES V POLICIES
Units Issued................................................         3              110            21               4
Units Redeemed..............................................       (23)              (4)           --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       (20)             106            21               4
                                                                ======           ======           ====           ====
SERIES VI POLICIES
Units Issued................................................        --               --            --              --
Units Redeemed..............................................        --               --            --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        --               --            --              --
                                                                ======           ======           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
       MID CAP            MID CAP            MID CAP           S&P 500
       CORE--            GROWTH--            VALUE--           INDEX--
    INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    -------------   -------------------   --------------   ---------------
    2004    2003      2004       2003      2004    2003     2004     2003
    ----------------------------------------------------------------------
     894     585     1,473      2,332      1,617   1,161      393      707
    (175)   (212)     (566)      (102)      (465)  (338)   (2,604)  (2,167)
    ----    ----     -----      -----     ------   -----   ------   ------
     719     373       907      2,230      1,152    823    (2,211)  (1,460)
    ====    ====     =====      =====     ======   =====   ======   ======
      --       8         6          6         11      8        17       24
      (4)     (1)       (2)        (6)        (9)   (10)      (34)     (47)
    ----    ----     -----      -----     ------   -----   ------   ------
      (4)      7         4         --          2     (2)      (17)     (23)
    ====    ====     =====      =====     ======   =====   ======   ======
     184     641       212      1,364        496   1,215      451    3,350
     (42)    (21)     (155)       (69)      (144)  (118)     (463)    (303)
    ----    ----     -----      -----     ------   -----   ------   ------
     142     620        57      1,295        352   1,097      (12)   3,047
    ====    ====     =====      =====     ======   =====   ======   ======
      69     253        98        409        104    726       175    1,231
     (17)    (12)      (33)       (16)       (60)   (34)      (79)     (52)
    ----    ----     -----      -----     ------   -----   ------   ------
      52     241        65        393         44    692        96    1,179
    ====    ====     =====      =====     ======   =====   ======   ======
      --       3        --          5          5     15        12       13
      (2)     --        (1)        --         (2)    --        (2)      --
    ----    ----     -----      -----     ------   -----   ------   ------
      (2)      3        (1)         5          3     15        10       13
    ====    ====     =====      =====     ======   =====   ======   ======
      --      --        --         --         --     --        --       --
      --      --        --         --         --     --        --       --
    ----    ----     -----      -----     ------   -----   ------   ------
      --      --        --         --         --     --        --       --
    ====    ====     =====      =====     ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                      MAINSTAY VP
                                                       SMALL CAP        MAINSTAY VP
                                                        GROWTH--      TOTAL RETURN--
                                                     INITIAL CLASS     INITIAL CLASS
                                                     --------------   ---------------
                                                     2004     2003     2004     2003
                                                     --------------------------------
SERIES I POLICIES
Units Issued.......................................   476    1,825       185      268
Units Redeemed.....................................  (278)    (248)   (1,794)  (1,327)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   198    1,577    (1,609)  (1,059)
                                                     ====    =====    ======   ======
SERIES II POLICIES
Units Issued.......................................     2        7         2        4
Units Redeemed.....................................    (3)      (2)     (156)     (40)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       5      (154)     (36)
                                                     ====    =====    ======   ======
SERIES III POLICIES
Units Issued.......................................    73    1,184        65    1,241
Units Redeemed.....................................  (148)     (87)     (166)    (135)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   (75)   1,097      (101)   1,106
                                                     ====    =====    ======   ======
SERIES IV POLICIES
Units Issued.......................................    36      504        33      435
Units Redeemed.....................................   (36)     (21)      (44)     (24)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --      483       (11)     411
                                                     ====    =====    ======   ======
SERIES V POLICIES
Units Issued.......................................    --        9         5       26
Units Redeemed.....................................    (1)      --        (2)      (1)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       9         3       25
                                                     ====    =====    ======   ======
SERIES VI POLICIES
Units Issued.......................................    --       --        --       --
Units Redeemed.....................................    --       --        --       --
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --       --        --       --
                                                     ====    =====    ======   ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                         MAINSTAY VP        MAINSTAY VP       EAGLE ASSET
      MAINSTAY VP     AMERICAN CENTURY     DREYFUS LARGE      MANAGEMENT
        VALUE--       INCOME & GROWTH--   COMPANY VALUE--   GROWTH EQUITY--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2004     2003     2004      2003     2004     2003      2004     2003
    -----------------------------------------------------------------------
       213      451     145        221     232       301       113     176
    (1,062)  (1,053)   (368)    (1,308)   (297)   (1,208)   (1,316)   (733)
    ------   ------    ----     ------    ----    ------    ------    ----
      (849)    (602)   (223)    (1,087)    (65)     (907)   (1,203)   (557)
    ======   ======    ====     ======    ====    ======    ======    ====
        --       10      --         10       1         3         1      13
       (14)     (15)     (3)        (5)     (3)       (4)      (21)     (9)
    ------   ------    ----     ------    ----    ------    ------    ----
       (14)      (5)     (3)         5      (2)       (1)      (20)      4
    ======   ======    ====     ======    ====    ======    ======    ====
       223    1,046     111        488     139       540        89     989
      (207)    (141)    (79)       (68)    (92)      (53)     (500)   (142)
    ------   ------    ----     ------    ----    ------    ------    ----
        16      905      32        420      47       487      (411)    847
    ======   ======    ====     ======    ====    ======    ======    ====
        45      685      28        132      15       194        31     235
       (57)     (43)     (9)        (2)    (12)      (14)      (29)    (14)
    ------   ------    ----     ------    ----    ------    ------    ----
       (12)     642      19        130       3       180         2     221
    ======   ======    ====     ======    ====    ======    ======    ====
         1       16       1         --      16         3         3       4
        (2)      --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        (1)      16       1         --      16         3         3       4
    ======   ======    ====     ======    ====    ======    ======    ====
        --       --      --         --      --        --        --      --
        --       --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        --       --      --         --      --        --        --      --
    ======   ======    ====     ======    ====    ======    ======    ====

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2004       2003        2004         2003
                                                     ---------------------------------------------
SERIES I POLICIES
Units Issued.......................................      29        581         112          338
Units Redeemed.....................................    (306)      (380)       (591)        (536)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................    (277)       201        (479)        (198)
                                                       ====       ====        ====         ====
SERIES II POLICIES
Units Issued.......................................      --         12           6            6
Units Redeemed.....................................      (7)        (3)        (11)         (34)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      (7)         9          (5)         (28)
                                                       ====       ====        ====         ====
SERIES III POLICIES
Units Issued.......................................      33        455         260          778
Units Redeemed.....................................     (77)       (18)       (200)        (212)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................     (44)       437          60          566
                                                       ====       ====        ====         ====
SERIES IV POLICIES
Units Issued.......................................      12         92          20          135
Units Redeemed.....................................      (5)        (2)        (10)          (6)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................       7         90          10          129
                                                       ====       ====        ====         ====
SERIES V POLICIES
Units Issued.......................................      --          1           5            4
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --          1           5            4
                                                       ====       ====        ====         ====
SERIES VI POLICIES
Units Issued.......................................      --         --          --           --
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --         --          --           --
                                                       ====       ====        ====         ====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND     LARGE CAP FUND    MID CAP FUND
    --------------   --------------   --------------   --------------
    2004   2003(a)   2004   2003(a)   2004   2003(a)   2004   2003(a)
    -----------------------------------------------------------------
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     32       68      10      16       45      125      28      51
    (37)     (14)     (2)     (1)     (63)     (32)    (18)     (8)
    ---      ---     ----     --      ---      ---     ---      --
     (5)      54       8      15      (18)      93      10      43
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     24       12      10       3       40       12      14       7
     (2)      --      (1)     --       (3)      --      (1)     --
    ---      ---     ----     --      ---      ---     ---      --
     22       12       9       3       37       12      13       7
    ===      ===     ====     ==      ===      ===     ===      ==

--------------------------------------------------------------------------------



                                                        CALVERT            DREYFUS IP
                                                         SOCIAL       TECHNOLOGY GROWTH--
                                                        BALANCED         INITIAL SHARES
                                                     --------------   --------------------
                                                     2004   2003(a)     2004       2003
                                                     -------------------------------------
SERIES I POLICIES
Units Issued.......................................  163      155         68       1,387
Units Redeemed.....................................  (134)   (127)      (159)       (175)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   29       28        (91)      1,212
                                                     ====    ====       ====       =====
SERIES II POLICIES
Units Issued.......................................    4        2         --           4
Units Redeemed.....................................   (1)      (3)        (6)         (9)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................    3       (1)        (6)         (5)
                                                     ====    ====       ====       =====
SERIES III POLICIES
Units Issued.......................................  230      502         25         963
Units Redeemed.....................................  (59)     (31)      (274)       (106)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  171      471       (249)        857
                                                     ====    ====       ====       =====
SERIES IV POLICIES
Units Issued.......................................  184      175         34         162
Units Redeemed.....................................  (12)      (3)       (13)         (6)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  172      172         21         156
                                                     ====    ====       ====       =====
SERIES V POLICIES
Units Issued.......................................   54        5          2           2
Units Redeemed.....................................   --       --         (2)         --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   54        5         --           2
                                                     ====    ====       ====       =====
SERIES VI POLICIES
Units Issued.......................................  107       43         --          --
Units Redeemed.....................................   (4)      --         --          --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  103       43         --          --
                                                     ====    ====       ====       =====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------
       794      678      684      645      390      662      265      419
    (1,424)  (1,200)  (1,138)  (1,014)  (4,203)  (3,784)  (3,117)  (3,175)
    ------   ------   ------   ------   ------   ------   ------   ------
      (630)    (522)    (454)    (369)  (3,813)  (3,122)  (2,852)  (2,756)
    ======   ======   ======   ======   ======   ======   ======   ======
        17       14       52       14        5       18        2        5
       (20)      (6)     (17)      (7)     (64)     (37)     (31)     (23)
    ------   ------   ------   ------   ------   ------   ------   ------
        (3)       8       35        7      (59)     (19)     (29)     (18)
    ======   ======   ======   ======   ======   ======   ======   ======
       492    2,104      218    1,194      118    2,516       55    1,043
      (351)    (247)    (301)    (198)  (1,147)    (633)    (670)    (370)
    ------   ------   ------   ------   ------   ------   ------   ------
       141    1,857      (83)     996   (1,029)   1,883     (615)     673
    ======   ======   ======   ======   ======   ======   ======   ======
       127      682       71      526       87    1,225       37      414
       (48)     (37)     (43)     (23)    (203)     (77)     (84)     (22)
    ------   ------   ------   ------   ------   ------   ------   ------
        79      645       28      503     (116)   1,148      (47)     392
    ======   ======   ======   ======   ======   ======   ======   ======
         7       27       23       27       10       47        4        7
        (2)      (1)      (2)      (1)      (1)      (8)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------
         5       26       21       26        9       39        4        7
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)           MFS(R)
                                                     INVESTORS TRUST     RESEARCH      MFS(R) UTILITIES
                                                        SERIES--         SERIES--          SERIES--
                                                      INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
                                                     ---------------   -------------   -----------------
                                                      2004     2003    2004    2003     2004      2003
                                                     ---------------------------------------------------
SERIES I POLICIES
Units Issued.......................................     43       90      63     101       80        57
Units Redeemed.....................................   (329)    (343)   (420)   (429)     (22)       (5)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................   (286)    (253)   (357)   (328)      58        52
                                                      ====     ====    ====    ====      ===       ===
SERIES II POLICIES
Units Issued.......................................     --        5      --       1       --         2
Units Redeemed.....................................     (1)      (1)     (7)     (5)      --        (1)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (1)       4      (7)     (4)      --         1
                                                      ====     ====    ====    ====      ===       ===
SERIES III POLICIES
Units Issued.......................................     21      145      33     206       68        82
Units Redeemed.....................................    (61)     (63)   (104)    (77)     (22)      (10)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................    (40)      82     (71)    129       46        72
                                                      ====     ====    ====    ====      ===       ===
SERIES IV POLICIES
Units Issued.......................................      8       71       4      64       --         4
Units Redeemed.....................................    (11)      (2)     (9)     (2)      --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (3)      69      (5)     62       --         4
                                                      ====     ====    ====    ====      ===       ===
SERIES V POLICIES
Units Issued.......................................      1        6       1       1        2         1
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................      1        6       1       1        2         1
                                                      ====     ====    ====    ====      ===       ===
SERIES VI POLICIES
Units Issued.......................................     --       --      --      --       --        --
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     --       --      --      --       --        --
                                                      ====     ====    ====    ====      ===       ===

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            VAN KAMPEN
    NEUBERGER BERMAN                                           UIF
       AMT MID-CAP      T. ROWE PRICE      VAN ECK           EMERGING
        GROWTH--        EQUITY INCOME     WORLDWIDE      MARKETS EQUITY--
         CLASS I          PORTFOLIO      HARD ASSETS         CLASS I
    -----------------   -------------   --------------   ----------------
     2004      2003     2004    2003    2004   2003(a)   2004      2003
    ---------------------------------------------------------------------
       14       279     1,539   1,172   559      183      221       233
     (135)      (17)    (767)   (603)   (93)     (92)    (306)     (285)
     ----       ---     -----   -----   ----     ---     ----      ----
     (121)      262      772     569    466       91      (85)      (52)
     ====       ===     =====   =====   ====     ===     ====      ====
        2         6        9      33      6       11       11        74
       (4)       (2)     (27)    (13)    (2)      (2)     (85)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (2)        4      (18)     20      4        9      (74)       71
     ====       ===     =====   =====   ====     ===     ====      ====
       12       212      534    1,439   622      227       86       238
      (26)      (19)    (257)   (218)   (31)     (27)     (40)      (29)
     ----       ---     -----   -----   ----     ---     ----      ----
      (14)      193      277    1,221   591      200       46       209
     ====       ===     =====   =====   ====     ===     ====      ====
        1        36      134     690    370       84       34        55
       (4)       (1)     (64)    (26)   (11)      (2)      (5)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (3)       35       70     664    359       82       29        52
     ====       ===     =====   =====   ====     ===     ====      ====
        1         7       14      32     17        4        2         1
       --        --       (5)     (1)    (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
        1         7        9      31     16        4        2         1
     ====       ===     =====   =====   ====     ===     ====      ====
       --        --       --      --    224       26       --        --
       --        --       --      --     (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
       --        --       --      --    223       26       --        --
     ====       ===     =====   =====   ====     ===     ====      ====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                    BOND--                      CAPITAL APPRECIATION--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       462              318               423               250
Units Redeemed.........................................       (21)             (22)              (18)               (2)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       441              296               405               248
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,352              644               990               475
Units Redeemed.........................................       (56)              (4)              (68)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,296              640               922               474
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................     1,111              602               563               407
Units Redeemed.........................................       (54)             (10)              (43)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,057              592               520               406
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        99               43                31                 8
Units Redeemed.........................................        (4)              (2)               (1)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        95               41                30                 8
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       653              339               595               198
Units Redeemed.........................................       (79)              (1)              (18)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       574              338               577               197
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         HIGH YIELD
      COMMON STOCK--       CONVERTIBLE--       GOVERNMENT--      CORPORATE BOND--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
     -----------------   -----------------   -----------------   -----------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)
     -----------------------------------------------------------------------------
       237       162        570      348       380       289      1,803       929
       (12)       --        (33)      (1)      (38)      (17)       (80)       (9)
       ---       ---      -----      ---       ---       ---      -----     -----
       225       162        537      347       342       272      1,723       920
       ===       ===      =====      ===       ===       ===      =====     =====
        --        --          2       --        --        --          6        --
        --        --         --       --        --        --         --        --
       ---       ---      -----      ---       ---       ---      -----     -----
        --        --          2       --        --        --          6        --
       ===       ===      =====      ===       ===       ===      =====     =====
       574       274      1,393      709       924       433      5,247     2,521
       (15)       (1)       (61)      (2)      (36)      (11)      (186)      (26)
       ---       ---      -----      ---       ---       ---      -----     -----
       559       273      1,332      707       888       422      5,061     2,495
       ===       ===      =====      ===       ===       ===      =====     =====
       546       294      1,153      649       768       435      3,999     2,234
       (29)       (1)       (43)      (5)      (57)      (10)      (182)      (10)
       ---       ---      -----      ---       ---       ---      -----     -----
       517       293      1,110      644       711       425      3,817     2,224
       ===       ===      =====      ===       ===       ===      =====     =====
        14         4         81       49        54        43        491       256
        --        (1)        (1)      --       (25)       --        (49)       (1)
       ---       ---      -----      ---       ---       ---      -----     -----
        14         3         80       49        29        43        442       255
       ===       ===      =====      ===       ===       ===      =====     =====
       290       130        875      317       386       186      2,423       811
        (3)       --        (71)      (1)      (84)       (1)       (59)       (2)
       ---       ---      -----      ---       ---       ---      -----     -----
       287       130        804      316       302       185      2,364       809
       ===       ===      =====      ===       ===       ===      =====     =====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                            INTERNATIONAL EQUITY--                  MID CAP CORE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       336              114               300               126
Units Redeemed.........................................        (9)              --               (11)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       327              114               289               125
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,028              255               718               237
Units Redeemed.........................................       (20)              (1)              (24)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,008              254               694               237
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................       815              247               513               229
Units Redeemed.........................................       (34)              (1)              (22)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       781              246               491               228
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        46                7                31                16
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        46                7                31                16
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       464              121               452               113
Units Redeemed.........................................        (7)              --                (5)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       457              121               447               113
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
     MID CAP GROWTH--     MID CAP VALUE--     S&P 500 INDEX--    SMALL CAP GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
        477      198        497      208      1,155       609      421        194
        (21)      (1)       (16)      (1)       (48)       (3)     (20)        (2)
      -----      ---      -----      ---      -----     -----      ---        ---
        456      197        481      207      1,107       606      401        192
      =====      ===      =====      ===      =====     =====      ===        ===
          1       --          3       --          2        --        1         --
         --       --         --       --         --        --       --         --
      -----      ---      -----      ---      -----     -----      ---        ---
          1       --          3       --          2        --        1         --
      =====      ===      =====      ===      =====     =====      ===        ===
      1,097      434      1,402      559      3,126     1,219      942        385
        (37)      (1)       (42)     (10)       (80)       (4)     (61)        (1)
      -----      ---      -----      ---      -----     -----      ---        ---
      1,060      433      1,360      549      3,046     1,215      881        384
      =====      ===      =====      ===      =====     =====      ===        ===
        833      433      1,175      445      2,188     1,040      807        356
        (41)      (1)       (37)      (3)       (94)       (2)     (38)        (3)
      -----      ---      -----      ---      -----     -----      ---        ---
        792      432      1,138      442      2,094     1,038      769        353
      =====      ===      =====      ===      =====     =====      ===        ===
         46       16         53       11        117       121       43          8
         (1)      --         (1)      --         (8)       (1)      --         --
      -----      ---      -----      ---      -----     -----      ---        ---
         45       16         52       11        109       120       43          8
      =====      ===      =====      ===      =====     =====      ===        ===
        602      245        880      219      1,201       417      608        180
        (38)      (1)       (18)      (1)       (55)       (3)     (52)        --
      -----      ---      -----      ---      -----     -----      ---        ---
        564      244        862      218      1,146       414      556        180
      =====      ===      =====      ===      =====     =====      ===        ===

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                TOTAL RETURN--                          VALUE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      348               172                425              224
Units Redeemed.........................................      (18)               (1)               (15)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      330               171                410              223
                                                             ===               ===              =====              ===
SERIES II POLICIES
Units Issued...........................................       --                --                  1               --
Units Redeemed.........................................       --                --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       --                --                  1               --
                                                             ===               ===              =====              ===
SERIES III POLICIES
Units Issued...........................................      869               401              1,138              442
Units Redeemed.........................................      (59)               (2)               (32)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      810               399              1,106              441
                                                             ===               ===              =====              ===
SERIES IV POLICIES
Units Issued...........................................      478               300                735              393
Units Redeemed.........................................      (28)               (1)               (26)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      450               299                709              392
                                                             ===               ===              =====              ===
SERIES V POLICIES
Units Issued...........................................       30                15                 29               14
Units Redeemed.........................................       (1)               --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       29                15                 29               14
                                                             ===               ===              =====              ===
SERIES VI POLICIES
Units Issued...........................................      395               207                511              185
Units Redeemed.........................................      (48)               (2)               (17)              --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      347               205                494              185
                                                             ===               ===              =====              ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         EAGLE ASSET          MAINSTAY VP
     AMERICAN CENTURY      DREYFUS LARGE     MANAGEMENT GROWTH       LORD ABBETT
     INCOME & GROWTH--    COMPANY VALUE--        EQUITY--        DEVELOPING GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
       157        45       189        73       129        74       109         56
        (2)       --       (11)       --       (12)       --        (3)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       155        45       178        73       117        74       106         55
       ===       ===       ===       ===       ===       ===       ===        ===
         1        --        --        --        --        --        --         --
        --        --        --        --        --        --        --         --
       ---       ---       ---       ---       ---       ---       ---        ---
         1        --        --        --        --        --        --         --
       ===       ===       ===       ===       ===       ===       ===        ===
       312       127       396       160       400       248       283        127
       (15)       (1)      (15)       --       (49)       (1)      (10)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       297       126       381       160       351       247       273        127
       ===       ===       ===       ===       ===       ===       ===        ===
       301       124       296       181       326       202       255        118
       (14)       (1)      (16)       --       (47)       (1)      (15)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       287       123       280       181       279       201       240        117
       ===       ===       ===       ===       ===       ===       ===        ===
        22         2        34        12        20         6         9          6
        --        --        (1)       --        --        --        (1)        --
       ---       ---       ---       ---       ---       ---       ---        ---
        22         2        33        12        20         6         8          6
       ===       ===       ===       ===       ===       ===       ===        ===
       236        53       235        80       197       114       127         61
        (7)       --        (6)       --       (54)       --        (6)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       229        53       229        80       143       114       121         61
       ===       ===       ===       ===       ===       ===       ===        ===

--------------------------------------------------------------------------------


                                                                 COLONIAL SMALL CAP
                                           ALGER AMERICAN           VALUE FUND,       DREYFUS IP TECHNOLOGY
                                       SMALL CAPITALIZATION--    VARIABLE SERIES--          GROWTH--
                                           CLASS S SHARES             CLASS B            SERVICE SHARES
                                       -----------------------   ------------------   ---------------------
                                        2004(f)      2003(b)          2004(g)          2004(f)     2003(b)
                                       --------------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     161           55               49              191         105
Units Redeemed.......................      (6)          --               --              (18)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     155           55               49              173         104
                                          ===          ===              ===              ===         ===
SERIES II POLICIES
Units Issued.........................       1           --                1               --          --
Units Redeemed.......................      --           --               --               --          --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............       1           --                1               --          --
                                          ===          ===              ===              ===         ===
SERIES III POLICIES
Units Issued.........................     332          130               29              396         248
Units Redeemed.......................     (10)          --               --              (19)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     322          130               29              377         247
                                          ===          ===              ===              ===         ===
SERIES IV POLICIES
Units Issued.........................     315          132               41              307         230
Units Redeemed.......................     (15)          --               --              (25)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     300          132               41              282         230
                                          ===          ===              ===              ===         ===
SERIES V POLICIES
Units Issued.........................      17            2               --               11           9
Units Redeemed.......................      (1)          --               --               (2)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............      16            2               --                9           9
                                          ===          ===              ===              ===         ===
SERIES VI POLICIES
Units Issued.........................     166           41               27              173         112
Units Redeemed.......................      (2)          --               --              (30)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     164           41               27              143         112
                                          ===          ===              ===              ===         ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      FIDELITY(R) VIP     FIDELITY(R) VIP      FIDELITY(R)        JANUS ASPEN
      CONTRAFUND(R)--     EQUITY-INCOME--     VIP MID CAP--    SERIES BALANCED--
      SERVICE CLASS 2     SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
     -----------------   -----------------   ---------------   ------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004    2003(c)   2004(f)   2003(b)
     ----------------------------------------------------------------------------
        661      321        578      253     1,908     199        538      413
        (24)      (3)       (19)      (2)     (70)      --        (24)      (3)
      -----      ---      -----      ---     -----     ---      -----      ---
        637      318        559      251     1,838     199        514      410
      =====      ===      =====      ===     =====     ===      =====      ===
          3       --          1       --        7       --          1       --
         --       --         --       --       --       --         --       --
      -----      ---      -----      ---     -----     ---      -----      ---
          3       --          1       --        7       --          1       --
      =====      ===      =====      ===     =====     ===      =====      ===
      1,688      617      1,379      505     1,452     110      1,179      781
        (38)      (1)       (31)      (1)     (22)      (3)       (63)      (2)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,650      616      1,348      504     1,430     107      1,116      779
      =====      ===      =====      ===     =====     ===      =====      ===
      1,580      469      1,174      424      951       95      1,202      726
        (43)      (2)       (53)      (3)     (26)      --        (55)      (4)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,537      467      1,121      421      925       95      1,147      722
      =====      ===      =====      ===     =====     ===      =====      ===
        113       29        123       71       77        4         83       42
         (2)      (1)       (11)      --       --       --        (24)      --
      -----      ---      -----      ---     -----     ---      -----      ---
        111       28        112       71       77        4         59       42
      =====      ===      =====      ===     =====     ===      =====      ===
        977      219        889      261      625       44        652      388
        (22)      --        (18)      (1)      (5)      --        (35)      (1)
      -----      ---      -----      ---     -----     ---      -----      ---
        955      219        871      260      620       44        617      387
      =====      ===      =====      ===     =====     ===      =====      ===

--------------------------------------------------------------------------------



                                                              JANUS ASPEN SERIES                   MFS(R) INVESTORS
                                                              WORLDWIDE GROWTH--                    TRUST SERIES--
                                                                SERVICE SHARES                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      188               122               60                12
Units Redeemed.........................................      (12)               (1)              (2)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      176               121               58                12
                                                             ===               ===               ==                ==
SERIES II POLICIES
Units Issued...........................................       --                --               --                --
Units Redeemed.........................................       --                --               --                --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       --                --               --                --
                                                             ===               ===               ==                ==
SERIES III POLICIES
Units Issued...........................................      431               223               46                32
Units Redeemed.........................................      (19)               --               (2)               (3)
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      412               223               44                29
                                                             ===               ===               ==                ==
SERIES IV POLICIES
Units Issued...........................................      349               196               53                43
Units Redeemed.........................................      (29)               (1)              (5)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      320               195               48                43
                                                             ===               ===               ==                ==
SERIES V POLICIES
Units Issued...........................................       33                 2                3                 1
Units Redeemed.........................................       (2)               --               (1)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       31                 2                2                 1
                                                             ===               ===               ==                ==
SERIES VI POLICIES
Units Issued...........................................      167                88               53                17
Units Redeemed.........................................       (5)               --               (4)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      162                88               49                17
                                                             ===               ===               ==                ==

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                               NEUBERGER BERMAN
          MFS(R)               MFS(R)             AMT MID-CAP        T. ROWE PRICE
     RESEARCH SERIES--   UTILITIES SERIES--        GROWTH--          EQUITY INCOME
       SERVICE CLASS        SERVICE CLASS           CLASS S          PORTFOLIO--II
     -----------------   -------------------   -----------------   -----------------
     2004(f)   2003(b)   2004(d)    2003(b)    2004(f)   2003(b)   2004(f)   2003(b)
     -------------------------------------------------------------------------------
       42        35       1,111        --        110        1         563      228
       (3)       --         (19)       --         (2)      --         (22)      (4)
       --        --       -----        --        ---       --       -----      ---
       39        35       1,092        --        108        1         541      224
       ==        ==       =====        ==        ===       ==       =====      ===
       --        --          12        --         --       --           2       --
       --        --          --        --         --       --          --       --
       --        --       -----        --        ---       --       -----      ---
       --        --          12        --         --       --           2       --
       ==        ==       =====        ==        ===       ==       =====      ===
       77        58         761         7        122       10       1,651      519
       (5)       --          (5)       --         (2)      --         (41)      (1)
       --        --       -----        --        ---       --       -----      ---
       72        58         756         7        120       10       1,610      518
       ==        ==       =====        ==        ===       ==       =====      ===
       92        43         445         5         95       24       1,532      481
       (4)       --          (6)       --         (3)      --         (69)      (3)
       --        --       -----        --        ---       --       -----      ---
       88        43         439         5         92       24       1,463      478
       ==        ==       =====        ==        ===       ==       =====      ===
        1         1          27         1         18        7         162       85
       --        --          --        --         (1)      --          (9)      (1)
       --        --       -----        --        ---       --       -----      ---
        1         1          27         1         17        7         153       84
       ==        ==       =====        ==        ===       ==       =====      ===
       44        25         452        --        150        5         963      292
       (1)       --          (1)       --        (79)      --         (22)      --
       --        --       -----        --        ---       --       -----      ---
       43        25         451        --         71        5         941      292
       ==        ==       =====        ==        ===       ==       =====      ===

--------------------------------------------------------------------------------



                                                                     VAN KAMPEN UIF                  VICTORY VIF
                                                                        EMERGING                     DIVERSIFIED
                                                                    MARKETS EQUITY--                   STOCK--
                                                                        CLASS II                    CLASS A SHARES
                                                                -------------------------           --------------
                                                                2004(f)           2003(b)              2004(e)
                                                                --------------------------------------------------
SERIES I POLICIES
Units Issued................................................      109                31                  202
Units Redeemed..............................................       (6)               --                  (18)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      103                31                  184
                                                                  ===               ===                  ===
SERIES II POLICIES
Units Issued................................................       --                --                   --
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................       --                --                   --
                                                                  ===               ===                  ===
SERIES III POLICIES
Units Issued................................................      230               108                  107
Units Redeemed..............................................      (33)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      197               108                  106
                                                                  ===               ===                  ===
SERIES IV POLICIES
Units Issued................................................      239                53                  148
Units Redeemed..............................................       (5)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      234                53                  147
                                                                  ===               ===                  ===
SERIES V POLICIES
Units Issued................................................        6                --                    1
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................        6                --                    1
                                                                  ===               ===                  ===
SERIES VI POLICIES
Units Issued................................................      125                22                   91
Units Redeemed..............................................       (3)               --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      122                22                   91
                                                                  ===               ===                  ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001 and 2000:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ---------------------------------------------------
                                                         2004       2003       2002       2001      2000
                                                       ---------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $165,678   $196,827   $216,196   $158,984   $85,728
Units Outstanding..................................      10,346     12,616     14,282     11,339     6,588
Variable Accumulation Unit Value...................    $  16.01   $  15.60   $  15.14   $  14.02   $ 13.01
Total Return.......................................        2.6%       3.1%       8.0%       7.8%      8.3%
Investment Income Ratio............................        3.3%       3.7%       5.1%       6.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,250   $  1,536   $  2,094   $  1,100   $   167
Units Outstanding..................................          96        121        170         96        16
Variable Accumulation Unit Value...................    $  13.00   $  12.68   $  12.32   $  11.43   $ 10.62
Total Return.......................................        2.5%       2.9%       7.8%       7.6%      6.2%
Investment Income Ratio............................        3.2%       3.3%       5.5%       6.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,616   $ 64,492   $ 42,745   $  7,920   $   188
Units Outstanding..................................       4,212      5,189      3,538        706        18
Variable Accumulation Unit Value...................    $  12.73   $  12.43   $  12.08   $  11.21   $ 10.43
Total Return.......................................        2.4%       2.9%       7.7%       7.5%      4.3%
Investment Income Ratio............................        3.3%       4.2%       8.5%      13.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,522   $ 17,219   $  6,150   $     --   $    --
Units Outstanding..................................       1,276      1,552        571         --        --
Variable Accumulation Unit Value...................    $  11.39   $  11.10   $  10.77   $     --   $    --
Total Return.......................................        2.6%       3.0%       7.7%         --        --
Investment Income Ratio............................        3.4%       4.8%      18.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    274   $    356   $    137   $     --   $    --
Units Outstanding..................................          25         33         13         --        --
Variable Accumulation Unit Value...................    $  11.03   $  10.80   $  10.52   $     --   $    --
Total Return.......................................        2.2%       2.6%       5.2%         --        --
Investment Income Ratio............................        3.2%       4.5%      23.5%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $    --
Units Outstanding..................................          --         --         --         --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $    --
Total Return.......................................          --         --         --         --        --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
          -----------------------------------------------------------------------------------------------------------
          $338,179   $377,779   $330,249   $553,783   $748,887   $125,022   $163,925   $263,444   $260,067   $164,643
            20,255     23,240     25,441     29,099     29,793    100,042    130,435    208,084    205,310    133,091
          $  16.70   $  16.26   $  12.98   $  19.03   $  25.14   $   1.25   $   1.26   $   1.27   $   1.27   $   1.24
              2.7%      25.2%     (31.8%)    (24.3%)    (12.0%)     (0.6%)     (0.7%)     (0.1%)      2.4%       4.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.3%       3.6%

          $    862   $    976   $    847   $  1,333   $  1,171   $  3,728   $  3,796   $ 27,216   $ 16,214   $  4,180
               138        160        174        186        123      3,618      3,657     25,991     15,454      4,074
          $   6.26   $   6.11   $   4.88   $   7.17   $   9.48   $   1.03   $   1.04   $   1.05   $   1.05   $   1.03
              2.6%      25.0%     (31.9%)    (24.4%)     (5.2%)     (0.7%)     (0.9%)     (0.2%)      2.3%       2.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.4%       3.4%

          $ 23,810   $ 25,919   $ 13,383   $ 11,161   $  1,817   $ 40,778   $ 50,236   $ 68,335   $ 31,624   $  2,635
             4,168      4,651      3,001      1,704        210     39,941     48,830     65,803     30,376      2,586
          $   5.71   $   5.57   $   4.46   $   6.55   $   8.67   $   1.02   $   1.03   $   1.04   $   1.04   $   1.02
              2.5%      25.0%     (31.9%)    (24.5%)    (13.3%)     (0.8%)     (0.9%)     (0.3%)      2.1%       1.9%
              0.2%       0.3%       0.1%       0.2%                  0.8%       0.7%       1.3%       3.0%

          $  8,988   $  8,812   $  2,958   $     --   $     --   $ 17,481   $ 16,441   $  4,942   $     --   $     --
               937        943        396         --         --     17,751     16,593      4,949         --         --
          $   9.59   $   9.34   $   7.46   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.7%      25.2%     (25.4%)        --         --      (0.6%)     (0.8%)     (0.1%)        --         --
              0.2%       0.3%       0.5%         --                  0.9%       0.6%       1.1%         --

          $     58   $     60   $     14   $     --   $     --   $  2,339   $  2,061   $    170   $     --   $     --
                 5          5          1         --         --      2,397      2,091        170         --         --
          $  11.73   $  11.47   $   9.20   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.2%      24.7%      (8.0%)        --         --      (1.0%)     (1.2%)     (0.3%)        --         --
              0.3%       0.3%       1.1%         --                  0.8%       0.6%       1.0%         --

          $     --   $     --   $     --   $     --   $     --   $  9,581   $  2,868   $     --   $     --   $     --
                --         --         --         --         --      9,734      2,887         --         --         --
          $     --   $     --   $     --   $     --   $     --   $   0.98   $   0.99   $     --   $     --   $     --
                --         --         --         --         --      (0.9%)     (0.7%)        --         --         --
                --         --         --         --                  1.0%       0.6%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   COMMON STOCK--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $270,485   $278,265   $244,017   $359,198   $419,759
Units Outstanding..................................      12,168     13,689     14,959     16,447     15,714
Variable Accumulation Unit Value...................    $  22.23   $  20.33   $  16.31   $  21.84   $  26.71
Total Return.......................................        9.4%      24.6%     (25.3%)    (18.2%)     (4.7%)
Investment Income Ratio............................        1.4%       1.0%       0.9%       0.7%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,065   $  1,077   $  1,249   $  1,763   $  1,300
Units Outstanding..................................         137        152        219        230        139
Variable Accumulation Unit Value...................    $   7.75   $   7.10   $   5.71   $   7.65   $   9.37
Total Return.......................................        9.2%      24.4%     (25.4%)    (18.4%)     (6.3%)
Investment Income Ratio............................        1.4%       0.9%       0.9%       0.7%

SERIES III POLICIES (c)
Net Assets.........................................    $ 32,680   $ 31,601   $ 21,125   $ 15,827   $  1,542
Units Outstanding..................................       4,192      4,424      3,678      2,054        163
Variable Accumulation Unit Value...................    $   7.80   $   7.14   $   5.74   $   7.70   $   9.44
Total Return.......................................        9.1%      24.4%     (25.5%)    (18.4%)     (5.6%)
Investment Income Ratio............................        1.4%       1.2%       1.2%       1.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  9,421   $  8,754   $  2,967   $     --   $     --
Units Outstanding..................................         856        870        367         --         --
Variable Accumulation Unit Value...................    $  11.00   $  10.07   $   8.08   $     --   $     --
Total Return.......................................        9.3%      24.6%     (19.2%)        --         --
Investment Income Ratio............................        1.4%       1.3%       4.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    325   $    247   $     19   $     --   $     --
Units Outstanding..................................          26         22          2         --         --
Variable Accumulation Unit Value...................    $  12.38   $  11.37   $   9.16   $     --   $     --
Total Return.......................................        8.9%      24.1%      (8.4%)        --         --
Investment Income Ratio............................        1.6%       1.6%       6.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                             GOVERNMENT--INITIAL CLASS
    ----------------------------------------------------   ---------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001      2000
    ----------------------------------------------------------------------------------------------------------
    $162,933   $169,402   $132,023   $144,131   $125,337   $127,522   $169,701   $230,480   $115,641   $59,775
       9,263     10,078      9,467      9,385      7,873      8,248     11,183     15,260      8,293     4,508
    $  17.59   $  16.81   $  13.95   $  15.36   $  15.92   $  15.46   $  15.17   $  15.10   $  13.94   $ 13.26
        4.6%      20.5%      (9.2%)     (3.5%)     (6.3%)      1.9%       0.5%       8.3%       5.1%     10.7%
        1.8%       2.4%       2.7%       3.8%                  3.7%       3.6%       4.1%       5.4%

    $  1,516   $  1,599   $  1,651   $  1,733   $  1,356   $  1,442   $  1,957   $  3,456   $  1,420   $   281
         153        168        209        199        150        117        162        287        128        27
    $   9.93   $   9.50   $   7.89   $   8.71   $   9.04   $  12.28   $  12.07   $  12.04   $  11.13   $ 10.60
        4.5%      20.4%      (9.3%)     (3.7%)     (9.6%)      1.7%       0.3%       8.2%       5.0%      6.0%
        1.9%       2.0%       2.6%       3.9%                  3.7%       2.9%       4.5%       5.5%

    $ 41,714   $ 41,469   $ 20,475   $  9,385   $    703   $ 46,405   $ 59,899   $ 45,740   $  8,792   $    47
       4,391      4,559      2,708      1,125         81      3,823      5,017      3,842        798         5
    $   9.50   $   9.10   $   7.56   $   8.34   $   8.67   $  12.14   $  11.94   $  11.91   $  11.01   $ 10.49
        4.4%      20.3%      (9.4%)     (3.8%)     (1.3%)      1.7%       0.3%       8.1%       5.0%      5.0%
        1.9%       2.8%       4.0%       7.5%                  3.7%       4.2%       6.0%      10.7%

    $ 12,704   $ 12,094   $  3,675   $     --   $     --   $ 13,857   $ 17,692   $  9,291   $     --   $    --
       1,087      1,083        396         --         --      1,262      1,641        865         --        --
    $  11.68   $  11.17   $   9.27   $     --   $     --   $  10.98   $  10.78   $  10.74   $     --   $    --
        4.6%      20.5%      (7.3%)        --         --       1.8%       0.4%       7.4%         --        --
        1.9%       3.0%      11.7%         --                  3.7%       4.4%      13.1%         --

    $    246   $    193   $     13   $     --   $     --   $    361   $    508   $    168   $     --   $    --
          19         15          1         --         --         34         48         16         --        --
    $  12.96   $  12.44   $  10.37   $     --   $     --   $  10.68   $  10.52   $  10.52   $     --   $    --
        4.2%      20.0%       3.7%         --         --       1.4%         --       5.2%         --        --
        2.0%       4.1%      14.2%         --                  2.7%       5.0%      15.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                            HIGH YIELD
                                                                  CORPORATE BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $623,762   $617,551   $417,268   $426,004   $374,764
Units Outstanding..................................      27,478     30,240     27,478     28,228     25,693
Variable Accumulation Unit Value...................    $  22.70   $  20.42   $  15.19   $  15.09   $  14.59
Total Return.......................................       11.2%      34.5%       0.6%       3.4%      (7.2%)
Investment Income Ratio............................        6.9%       8.0%      10.4%      12.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  5,698   $  4,851   $  2,462   $  1,428   $    793
Units Outstanding..................................         396        375        255        149         85
Variable Accumulation Unit Value...................    $  14.38   $  12.95   $   9.65   $   9.60   $   9.29
Total Return.......................................       11.0%      34.3%       0.5%       3.3%      (7.1%)
Investment Income Ratio............................        7.5%       9.3%      15.7%      14.2%

SERIES III POLICIES (c)
Net Assets.........................................    $124,365   $118,930   $ 43,111   $ 15,118   $    498
Units Outstanding..................................       8,808      9,345      4,546      1,601         54
Variable Accumulation Unit Value...................    $  14.12   $  12.73   $   9.48   $   9.44   $   9.15
Total Return.......................................       10.9%      34.2%       0.4%       3.2%      (8.5%)
Investment Income Ratio............................        7.2%       9.3%      17.1%      28.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 42,153   $ 35,842   $  7,503   $     --   $     --
Units Outstanding..................................       2,920      2,759        776         --         --
Variable Accumulation Unit Value...................    $  14.44   $  12.99   $   9.67   $     --   $     --
Total Return.......................................       11.1%      34.4%      (3.3%)        --         --
Investment Income Ratio............................        7.5%      10.4%      44.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,399   $  1,542   $     66   $     --   $     --
Units Outstanding..................................          92        112          6         --         --
Variable Accumulation Unit Value...................    $  15.22   $  13.75   $  10.27   $     --   $     --
Total Return.......................................       10.7%      33.9%       2.7%         --         --
Investment Income Ratio............................        8.8%      11.9%      50.4%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                  MAINSTAY VP
          INTERNATIONAL EQUITY--INITIAL CLASS              MID CAP CORE--INITIAL CLASS
    -----------------------------------------------   -------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001
    ---------------------------------------------------------------------------------------
    $52,910   $34,845   $23,569   $19,878   $23,737   $38,315   $24,078   $15,024   $ 6,859
      2,925     2,229     1,933     1,537     1,556     2,964     2,245     1,872       734
    $ 18.09   $ 15.63   $ 12.19   $ 12.94   $ 15.26   $ 12.92   $ 10.73   $  8.03   $  9.35
      15.7%     28.2%     (5.7%)   (15.2%)   (19.2%)    20.5%     33.6%    (14.1%)    (6.5%)
       1.1%      2.1%      1.5%      1.4%                0.6%      0.5%      0.4%      0.4%

    $   577   $   425   $   257   $   254   $   169   $   155   $   170   $    69   $    --
         52        45        34        32        18        11        15         8        --
    $ 11.02   $  9.54   $  7.45   $  7.92   $  9.35   $ 13.93   $ 11.57   $  8.67   $    --
      15.5%     28.0%     (5.9%)   (15.3%)    (6.5%)    20.3%     33.4%    (13.3%)       --
       0.9%      0.4%      0.2%      0.6%                0.4%      0.5%      0.5%        --

    $15,214   $10,625   $ 3,599   $ 1,063   $   111   $15,820   $11,573   $ 3,510   $   241
      1,377     1,110       481       134        12     1,182     1,040       420        25
    $ 11.05   $  9.57   $  7.48   $  7.95   $  9.40   $ 13.39   $ 11.13   $  8.35   $  9.74
      15.5%     27.9%     (5.9%)   (15.4%)    (6.0%)    20.3%     33.3%    (14.3%)    (2.6%)
       1.1%      2.3%      2.5%      1.8%                0.5%      0.6%      0.7%      1.3%

    $ 4,582   $ 3,285   $   707   $    --   $    --   $ 5,835   $ 4,278   $ 1,240   $    --
        351       291        80        --        --       445       393       152        --
    $ 13.07   $ 11.30   $  8.82   $    --   $    --   $ 13.10   $ 10.88   $  8.14   $    --
      15.7%     28.1%    (11.8%)       --        --     20.4%     33.5%    (18.6%)       --
       1.0%      2.6%      5.9%        --                0.5%      0.5%      1.0%        --

    $   375   $    62   $    14   $    --   $    --   $    24   $    45   $    10   $    --
         26         5         1        --        --         2         4         1        --
    $ 14.39   $ 12.49   $  9.79   $    --   $    --   $ 15.47   $ 12.90   $  9.70   $    --
      15.2%     27.6%     (2.1%)       --        --     20.0%     33.0%     (3.0%)       --
       1.4%      2.1%      6.6%        --                0.3%      0.6%      1.1%        --

    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
         --        --        --        --                  --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                     MAINSTAY VP                             MAINSTAY VP
                                            MID CAP GROWTH--INITIAL CLASS           MID CAP VALUE--INITIAL CLASS
                                         ------------------------------------   -------------------------------------
                                          2004      2003      2002      2001     2004      2003      2002      2001
                                         ----------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................  $54,207   $36,546   $11,317   $7,773   $89,742   $65,297   $44,528   $17,502
Units Outstanding......................    4,905     3,998     1,768      855     7,353     6,201     5,378     1,781
Variable Accumulation Unit Value.......  $ 11.05   $  9.14   $  6.40   $ 9.09   $ 12.20   $ 10.53   $  8.28   $  9.83
Total Return...........................    20.9%     42.8%    (29.6%)   (9.1%)    15.9%     27.2%    (15.8%)    (1.7%)
Investment Income Ratio................       --        --        --       --      0.9%      1.1%      1.3%      1.6%

SERIES II POLICIES (b)
Net Assets.............................  $   292   $   198   $   142   $   55   $   807   $   678   $   549   $   109
Units Outstanding......................       21        17        17        5        67        65        67        11
Variable Accumulation Unit Value.......  $ 14.10   $ 11.68   $  8.19   $11.65   $ 12.10   $ 10.45   $  8.23   $  9.78
Total Return...........................    20.7%     42.6%    (29.7%)   16.5%     15.7%     27.0%    (15.9%)    (2.2%)
Investment Income Ratio................       --        --        --       --      0.9%      1.0%      1.6%      2.4%

SERIES III POLICIES (c)
Net Assets.............................  $22,005   $17,706   $ 3,961   $  365   $40,034   $30,861   $15,132   $ 1,409
Units Outstanding......................    1,958     1,901       606       39     3,255     2,903     1,806       141
Variable Accumulation Unit Value.......  $ 11.24   $  9.32   $  6.54   $ 9.30   $ 12.30   $ 10.63   $  8.38   $  9.96
Total Return...........................    20.7%     42.5%    (29.7%)   (7.0%)    15.7%     26.9%    (15.9%)    (0.4%)
Investment Income Ratio................       --        --        --       --      0.9%      1.2%      2.1%      3.2%

SERIES IV POLICIES (d)
Net Assets.............................  $ 7,944   $ 5,924   $ 1,392   $   --   $13,799   $11,463   $ 3,414   $    --
Units Outstanding......................      657       592       199       --     1,158     1,114       422        --
Variable Accumulation Unit Value.......  $ 12.09   $ 10.01   $  7.01   $   --   $ 11.92   $ 10.29   $  8.09   $    --
Total Return...........................    20.8%     42.7%    (29.9%)      --     15.9%     27.1%    (19.1%)       --
Investment Income Ratio................       --        --        --       --      0.9%      1.3%      3.9%        --

SERIES V POLICIES (e)
Net Assets.............................  $   106   $   107   $    15   $   --   $   378   $   302   $   113   $    --
Units Outstanding......................        6         7         2       --        32        29        14        --
Variable Accumulation Unit Value.......  $ 17.45   $ 14.50   $ 10.20   $   --   $ 11.97   $ 10.37   $  8.19   $    --
Total Return...........................    20.4%     42.1%      2.0%       --     15.4%     26.6%    (18.1%)       --
Investment Income Ratio................       --        --        --       --      0.8%      1.2%      3.5%        --

SERIES VI POLICIES (f)
Net Assets.............................  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Units Outstanding......................       --        --        --       --        --        --        --        --
Variable Accumulation Unit Value.......  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Total Return...........................       --        --        --       --        --        --        --        --
Investment Income Ratio................       --        --        --       --        --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                     MAINSTAY VP
                S&P 500 INDEX--INITIAL CLASS                  SMALL CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002      2001
    ---------------------------------------------------------------------------------------------
    $533,383   $535,415   $447,495   $647,391   $755,167   $45,369   $40,155   $ 17,889   $12,197
      23,603     25,814     27,274     30,265     30,595     4,375     4,177      2,600     1,286
    $  22.60   $  20.74   $  16.41   $  21.39   $  24.68   $ 10.37   $  9.61   $   6.88   $  9.48
        9.0%      26.4%     (23.3%)    (13.3%)    (10.6%)     7.9%     39.7%     (27.4%)    (5.2%)
        1.5%       1.4%       1.2%       1.0%                   --        --         --        --

    $  1,797   $  1,788   $  1,559   $  1,826   $  1,266   $   449   $   426   $    267   $   268
         210        227        250        224        135        42        43         38        28
    $   8.56   $   7.87   $   6.23   $   8.14   $   9.40   $ 10.63   $  9.86   $   7.07   $  9.76
        8.8%      26.2%     (23.4%)    (13.4%)     (6.0%)     7.7%     39.5%     (27.5%)    (2.4%)
        1.5%       1.3%       1.4%       1.1%                   --        --         --        --

    $ 76,899   $ 70,812   $ 37,642   $ 16,799   $  1,988   $18,573   $17,970   $  5,362   $   786
       9,241      9,253      6,206      2,120        217     1,804     1,879        782        83
    $   8.32   $   7.65   $   6.07   $   7.92   $   9.16   $ 10.30   $  9.56   $   6.86   $  9.47
        8.7%      26.2%     (23.5%)    (13.5%)     (8.4%)     7.7%     39.4%     (27.6%)    (5.3%)
        1.5%       1.6%       1.8%       2.3%                   --        --         --        --

    $ 21,843   $ 19,067   $  5,417   $     --   $     --   $ 8,101   $ 7,514   $  1,798   $    --
       1,935      1,839        660         --         --       726       726        243        --
    $  11.29   $  10.37   $   8.20   $     --   $     --   $ 11.16   $ 10.35   $   7.41   $    --
        8.9%      26.4%     (18.0%)        --         --      7.8%     39.7%     (25.9%)       --
        1.6%       1.8%       6.1%         --                   --        --         --        --

    $    414   $    264   $     76   $     --   $     --   $   130   $   126   $     14   $    --
          31         21          8         --         --        10        11          2        --
    $  13.43   $  12.39   $   9.84   $     --   $     --   $ 12.41   $ 11.55   $   8.31   $    --
        8.5%      25.8%      (1.6%)        --         --      7.4%     39.1%     (16.9%)       --
        1.6%       1.7%       8.6%         --                   --        --         --        --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
          --         --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   TOTAL RETURN--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $216,659   $233,917   $213,473   $296,704   $338,661
Units Outstanding..................................      12,145     13,754     14,813     16,939     17,027
Variable Accumulation Unit Value...................    $  17.84   $  17.01   $  14.41   $  17.52   $  19.89
Total Return.......................................        4.9%      18.0%     (17.7%)    (11.9%)     (5.7%)
Investment Income Ratio............................        1.6%       1.9%       2.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    724   $  1,895   $  1,847   $  2,444   $  2,730
Units Outstanding..................................          88        242        278        302        297
Variable Accumulation Unit Value...................    $   8.20   $   7.83   $   6.64   $   8.09   $   9.20
Total Return.......................................        4.7%      17.8%     (17.8%)    (12.1%)     (8.0%)
Investment Income Ratio............................        1.0%       1.7%       2.4%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,718   $ 21,510   $ 11,221   $  5,557   $    495
Units Outstanding..................................       2,767      2,868      1,762        717         56
Variable Accumulation Unit Value...................    $   7.85   $   7.50   $   6.37   $   7.75   $   8.82
Total Return.......................................        4.7%      17.8%     (17.9%)    (12.1%)    (11.8%)
Investment Income Ratio............................        1.7%       2.3%       3.6%       5.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,866   $  6,662   $  2,063   $     --   $     --
Units Outstanding..................................         636        647        236         --         --
Variable Accumulation Unit Value...................    $  10.79   $  10.29   $   8.73   $     --   $     --
Total Return.......................................        4.8%      18.0%     (12.7%)        --         --
Investment Income Ratio............................        1.7%       2.6%      11.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    351   $    305   $     12   $     --   $     --
Units Outstanding..................................          29         26          1         --         --
Variable Accumulation Unit Value...................    $  12.19   $  11.67   $   9.93   $     --   $     --
Total Return.......................................        4.4%      17.5%      (0.7%)        --         --
Investment Income Ratio............................        1.8%       3.1%      23.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                              MAINSTAY VP
                        MAINSTAY VP                                         AMERICAN CENTURY
                    VALUE--INITIAL CLASS                             INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------------------
    $205,052   $202,324   $169,824   $213,977   $168,711   $46,438   $44,045   $ 43,336   $ 55,929   $ 60,445
      10,255     11,104     11,706     11,482      8,963     4,151     4,374      5,461      5,593      5,454
    $  19.99   $  18.22   $  14.51   $  18.64   $  18.82   $ 11.19   $ 10.07   $   7.94   $  10.00   $  11.08
        9.7%      25.6%     (22.2%)     (1.0%)     11.3%     11.1%     26.9%     (20.6%)     (9.8%)    (12.0%)
        1.1%       1.6%       1.4%       1.6%                 1.7%      1.4%       1.1%       0.8%

    $  1,017   $  1,072   $    903   $    802   $    239   $   316   $   309   $    213   $     71   $    154
          87        101        106         73         22        34        37         32          9         17
    $  11.66   $  10.64   $   8.49   $  10.92   $  11.04   $  9.24   $  8.33   $   6.57   $   8.29   $   9.21
        9.6%      25.4%     (22.3%)     (1.1%)     10.4%     10.9%     26.7%     (20.8%)    (10.0%)     (7.9%)
        1.1%       1.6%       1.5%       2.2%                 1.7%      1.6%       1.8%       0.9%

    $ 40,492   $ 36,811   $ 22,026   $ 10,836   $     69   $ 8,690   $ 7,574   $  3,274   $  1,388   $    218
       3,635      3,619      2,714      1,037          7       959       927        507        170         24
    $  11.14   $  10.17   $   8.11   $  10.44   $  10.57   $  9.06   $  8.17   $   6.45   $   8.15   $   9.05
        9.5%      25.4%     (22.3%)     (1.2%)      5.7%     10.9%     26.7%     (20.8%)     (9.9%)     (9.5%)
        1.2%       1.8%       2.1%       3.9%                 1.8%      1.8%       1.7%       1.6%

    $ 11,987   $ 11,041   $  3,870   $     --   $     --   $ 2,452   $ 2,018   $    529   $     --   $     --
       1,135      1,147        505         --         --       214       195         65         --         --
    $  10.56   $   9.63   $   7.67   $     --   $     --   $ 11.48   $ 10.34   $   8.15   $     --   $     --
        9.7%      25.5%     (23.3%)        --         --     11.0%     26.8%     (18.5%)        --         --
        1.2%       1.9%       6.1%         --                 1.8%      1.9%       6.2%         --

    $    234   $    230   $     50   $     --   $     --   $    12   $     1   $     --   $     --   $     --
          21         22          6         --         --         1        --         --         --         --
    $  11.40   $  10.43   $   8.34   $     --   $     --   $ 12.65   $ 11.44   $     --   $     --   $     --
        9.2%      25.0%     (16.6%)        --         --     10.6%     14.4%         --         --         --
        1.1%       2.0%       8.9%         --                 1.1%      4.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
          --         --         --         --                   --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         MAINSTAY VP
                                                                           DREYFUS
                                                              LARGE COMPANY VALUE--INITIAL CLASS
                                                       ------------------------------------------------
                                                        2004      2003       2002      2001      2000
                                                       ------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $37,374   $34,701   $ 34,818   $44,680   $37,822
Units Outstanding..................................      3,342     3,407      4,314     4,211     3,356
Variable Accumulation Unit Value...................    $ 11.18   $ 10.18   $   8.07   $ 10.61   $ 11.27
Total Return.......................................       9.8%     26.2%     (23.9%)    (5.9%)     5.1%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $   395   $   374   $    309   $   336   $   178
Units Outstanding..................................         38        40         41        34        17
Variable Accumulation Unit Value...................    $ 10.34   $  9.43   $   7.49   $  9.86   $ 10.49
Total Return.......................................       9.7%     26.0%     (24.0%)    (6.0%)     4.9%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $13,234   $11,630   $  5,637   $ 4,231   $   147
Units Outstanding..................................      1,296     1,249        762       434        14
Variable Accumulation Unit Value...................    $ 10.21   $  9.31   $   7.40   $  9.74   $ 10.37
Total Return.......................................       9.6%     25.9%     (24.1%)    (6.1%)     3.7%
Investment Income Ratio............................       1.0%      1.0%       0.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 3,137   $ 2,835   $    810   $    --   $    --
Units Outstanding..................................        284       281        101        --        --
Variable Accumulation Unit Value...................    $ 11.06   $ 10.07   $   7.99   $    --   $    --
Total Return.......................................       9.8%     26.1%     (20.1%)       --        --
Investment Income Ratio............................       1.0%      1.1%       2.5%        --

SERIES V POLICIES (e)
Net Assets.........................................    $   273   $    46   $     --   $    --   $    --
Units Outstanding..................................         19         3         --        --        --
Variable Accumulation Unit Value...................    $ 14.52   $ 13.28   $     --   $    --   $    --
Total Return.......................................       9.3%     32.8%         --        --        --
Investment Income Ratio............................       1.0%      1.8%         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $    --   $    --
Units Outstanding..................................         --        --         --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $    --   $    --
Total Return.......................................         --        --         --        --        --
Investment Income Ratio............................         --        --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       MAINSTAY VP                                          MAINSTAY VP
                       EAGLE ASSET                                          LORD ABBETT
                        MANAGEMENT                                          DEVELOPING
               GROWTH EQUITY--INITIAL CLASS                            GROWTH--INITIAL CLASS
    --------------------------------------------------   -------------------------------------------------
     2004      2003       2002       2001       2000      2004      2003       2002      2001       2000
    ------------------------------------------------------------------------------------------------------
    $79,285   $97,271   $ 82,525   $132,751   $157,719   $24,385   $25,669   $ 17,566   $25,662   $ 29,808
      6,615     7,818      8,375      9,537      9,323     2,817     3,094      2,893     2,959      3,141
    $ 11.98   $ 12.44   $   9.85   $  13.92   $  16.92   $  8.66   $  8.30   $   6.07   $  8.67   $   9.49
      (3.7%)    26.3%     (29.2%)    (17.7%)    (11.2%)     4.4%     36.6%     (30.0%)    (8.6%)    (20.2%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $   473   $   633   $    479   $    537   $    528   $   174   $   225   $    109   $    52   $     85
         71        91         87         69         55        21        28         19         6          9
    $  6.70   $  6.96   $   5.52   $   7.81   $   9.51   $  8.28   $  7.95   $   5.83   $  8.33   $   9.13
      (3.8%)    26.1%     (29.3%)    (17.9%)     (4.9%)     4.2%     36.4%     (30.1%)    (8.8%)     (8.7%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $13,389   $16,377   $  8,998   $  9,015   $  1,686   $ 5,538   $ 5,667   $  1,601   $   906   $     40
      2,343     2,754      1,907      1,350        207       666       710        273       108          4
    $  5.72   $  5.95   $   4.72   $   6.68   $   8.13   $  8.32   $  7.99   $   5.86   $  8.38   $   9.19
      (3.9%)    26.0%     (29.4%)    (17.8%)    (18.7%)     4.2%     36.3%     (30.1%)    (8.8%)     (8.1%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $ 3,497   $ 3,610   $  1,117   $     --   $     --   $ 1,530   $ 1,394   $    321   $    --   $     --
        364       362        141         --         --       139       132         42        --         --
    $  9.60   $  9.97   $   7.90   $     --   $     --   $ 11.00   $ 10.54   $   7.72   $    --   $     --
      (3.7%)    26.2%     (21.0%)        --         --      4.3%     36.5%     (22.8%)       --         --
       0.2%      0.2%       0.3%         --                   --        --         --        --

    $    77   $    48   $     --   $     --   $     --   $    14   $     8   $     --   $    --   $     --
          7         4         --         --         --         1         1         --        --         --
    $ 11.58   $ 12.08   $   9.60   $     --   $     --   $ 13.64   $ 13.13   $     --   $    --   $     --
      (4.1%)    25.8%      (4.0%)        --         --      3.9%     31.3%         --        --         --
       0.3%      0.3%         --         --                   --        --         --        --

    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
         --        --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             ALGER
                                                                            AMERICAN
                                                                             SMALL
                                                                 CAPITALIZATION--CLASS O SHARES
                                                       --------------------------------------------------
                                                        2004      2003       2002       2001       2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $64,616   $60,347   $ 44,207   $ 66,445   $ 93,083
Units Outstanding..................................      6,515     6,994      7,192      7,864      7,657
Variable Accumulation Unit Value...................    $  9.92   $  8.63   $   6.15   $   8.45   $  12.16
Total Return.......................................      15.0%     40.4%     (27.3%)    (30.5%)    (28.2%)
Investment Income Ratio............................         --        --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   442   $   418   $    417   $    514   $    588
Units Outstanding..................................         64        69         97         87         69
Variable Accumulation Unit Value...................    $  6.94   $  6.05   $   4.31   $   5.94   $   8.56
Total Return.......................................      14.8%     40.2%     (27.4%)    (30.6%)    (14.4%)
Investment Income Ratio............................         --        --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $12,381   $10,455   $  5,200   $  5,162   $  1,125
Units Outstanding..................................      1,925     1,865      1,299        936        142
Variable Accumulation Unit Value...................    $  6.43   $  5.61   $   4.00   $   5.51   $   7.95
Total Return.......................................      14.7%     40.1%     (27.4%)    (30.7%)    (20.5%)
Investment Income Ratio............................         --        --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 2,438   $ 2,010   $    376   $     --   $     --
Units Outstanding..................................        185       175         46         --         --
Variable Accumulation Unit Value...................    $ 13.20   $ 11.49   $   8.19   $     --   $     --
Total Return.......................................      14.9%     40.3%     (18.1%)        --         --
Investment Income Ratio............................         --        --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $   147   $    54   $     --   $     --   $     --
Units Outstanding..................................          9         4         --         --         --
Variable Accumulation Unit Value...................    $ 15.47   $ 13.52   $     --   $     --   $     --
Total Return.......................................      14.4%     35.2%         --         --         --
Investment Income Ratio............................         --        --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $     --
Units Outstanding..................................         --        --         --         --         --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $     --
Total Return.......................................         --        --         --         --         --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       AMSOUTH                               AMSOUTH                               AMSOUTH
                       ENHANCED                           INTERNATIONAL                             LARGE
                     MARKET FUND                           EQUITY FUND                            CAP FUND
          ----------------------------------   -----------------------------------   -----------------------------------
           2004     2003     2002     2001      2004     2003     2002      2001      2004     2003     2002      2001
          --------------------------------------------------------------------------------------------------------------
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $2,576   $2,415   $1,562   $ 1,112   $  558   $  361   $   139   $   116   $3,896   $3,889   $ 2,526   $ 1,883
             288      293      239       127       44       36        21        14      460      478       385       216
          $ 8.94   $ 8.24   $ 6.53   $  8.75   $12.65   $10.16   $  6.71   $  8.16   $ 8.46   $ 8.13   $  6.57   $  8.72
            8.5%    26.2%    25.4%    (12.5%)   24.5%    51.3%    (17.7%)   (18.4%)    4.1%    23.8%    (24.7%)   (12.8%)
            0.9%     0.8%     0.5%      0.1%       --     0.9%      0.3%        --     0.3%     0.2%      0.2%        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $  415   $  133   $   --   $    --   $  194   $   32   $    --   $    --   $  561   $  134   $    --   $    --
              34       12       --        --       12        3        --        --       49       12        --        --
          $12.23   $11.29   $   --   $    --   $15.65   $12.59   $    --   $    --   $11.42   $10.99   $    --   $    --
            8.4%    12.9%       --        --    24.3%    25.9%        --        --     3.9%     9.9%        --        --
            1.1%     1.1%       --        --       --     3.1%        --        --     0.4%     0.4%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                      CALVERT
                                                         AMSOUTH                                      SOCIAL
                                                      MID CAP FUND                                   BALANCED
                                          -------------------------------------   -----------------------------------------------
                                           2004      2003      2002      2001      2004      2003      2002      2001      2000
                                          ---------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................  $    --   $    --   $    --   $    --   $30,071   $27,683   $23,139   $27,380   $26,540
Units Outstanding.......................       --        --        --        --     1,684     1,655     1,627     1,668     1,484
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 17.86   $ 16.73   $ 14.22   $ 16.41   $ 17.89
Total Return............................       --        --        --        --      6.8%     17.7%    (13.4%)    (8.3%)    (4.5%)
Investment Income Ratio.................       --        --        --        --      1.7%      2.0%      2.7%      3.9%

SERIES II POLICIES (b)
Net Assets..............................  $    --   $    --   $    --   $    --   $   157   $   125   $   111   $    98   $   103
Units Outstanding.......................       --        --        --        --        17        14        15        11        11
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $  9.29   $  8.71   $  7.42   $  8.57   $  9.36
Total Return............................       --        --        --        --      6.6%     17.5%    (13.5%)    (8.4%)    (6.4%)
Investment Income Ratio.................       --        --        --        --      1.6%      1.8%      3.1%      3.6%

SERIES III POLICIES (c)
Net Assets..............................  $ 1,695   $ 1,412   $   826   $   515   $10,514   $ 8,419   $ 3,779   $ 1,957   $   177
Units Outstanding.......................      199       189       146        70     1,166       995       524       235        19
Variable Accumulation Unit Value........  $  8.50   $  7.48   $  5.66   $  7.38   $  9.02   $  8.46   $  7.21   $  8.34   $  9.10
Total Return............................    13.7%     32.0%    (23.2%)   (26.2%)     6.5%     17.4%    (13.5%)    (8.4%)    (9.0%)
Investment Income Ratio.................       --        --        --        --      1.8%      2.6%      4.1%      7.3%

SERIES IV POLICIES (d)
Net Assets..............................  $    --   $    --   $    --   $    --   $ 4,417   $ 2,279   $   352   $    --   $    --
Units Outstanding.......................       --        --        --        --       382       210        38        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 11.58   $ 10.85   $  9.23   $    --   $    --
Total Return............................       --        --        --        --      6.7%     17.6%     (7.7%)       --        --
Investment Income Ratio.................       --        --        --        --      2.1%      3.5%     10.3%        --

SERIES V POLICIES (e)
Net Assets..............................  $    --   $    --   $    --   $    --   $   751   $    70   $     5   $    --   $    --
Units Outstanding.......................       --        --        --        --        60         6         1        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 12.55   $ 11.81   $ 10.08   $    --   $    --
Total Return............................       --        --        --        --      6.3%     17.1%      0.8%        --        --
Investment Income Ratio.................       --        --        --        --      2.7%      4.6%     24.6%        --

SERIES VI POLICIES (f)
Net Assets..............................  $   272   $    86   $    --   $    --   $ 1,673   $   469   $    --   $    --   $    --
Units Outstanding.......................       20         7        --        --       146        43        --        --        --
Variable Accumulation Unit Value........  $ 13.37   $ 11.78   $    --   $    --   $ 11.48   $ 10.80   $    --   $    --   $    --
Total Return............................    13.5%     17.8%        --        --      6.4%      8.0%        --        --        --
Investment Income Ratio.................       --        --        --        --      2.5%      7.3%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  DREYFUS IP                                     FIDELITY(R)
                  TECHNOLOGY                                         VIP
                   GROWTH--                                    CONTRAFUND(R)--
                INITIAL SHARES                                  INITIAL CLASS
    --------------------------------------   ----------------------------------------------------
     2004      2003       2002      2001       2004       2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------
    $16,780   $17,740   $  4,790   $ 3,197   $319,270   $291,995   $238,091   $279,422   $319,564
      1,936     2,027        815       325     15,206     15,836     16,358     17,160     16,983
    $  8.67   $  8.75   $   5.88   $  9.84   $  21.00   $  18.44   $  14.56   $  16.28   $  18.82
      (0.9%)    48.9%     (40.3%)    (1.6%)     13.9%      26.7%     (10.6%)    (13.5%)     (7.9%)
         --        --         --        --       0.3%       0.5%       0.8%       0.8%

    $   113   $   182   $    156   $    23   $  1,465   $  1,321   $    981   $    883   $    452
         11        17         22         2        133        136        128        103         46
    $ 10.56   $ 10.67   $   7.18   $ 12.03   $  11.02   $   9.69   $   7.66   $   8.58   $   9.93
      (1.1%)    48.6%     (40.3%)    20.3%      13.7%      26.5%     (10.7%)    (13.6%)     (0.7%)
         --        --         --        --       0.3%       0.4%       0.8%       0.6%

    $ 8,362   $10,676   $  2,060   $   587   $ 48,944   $ 41,757   $ 19,347   $  9,054   $  1,410
        952     1,201        344        58      4,625      4,484      2,627      1,097        147
    $  8.79   $  8.89   $   5.98   $ 10.03   $  10.58   $   9.31   $   7.37   $   8.26   $   9.56
      (1.1%)    48.6%     (40.4%)     0.3%      13.6%      26.4%     (10.8%)    (13.6%)     (4.4%)
         --        --         --        --       0.3%       0.3%       0.6%       0.3%

    $ 2,402   $ 2,206   $    367   $    --   $ 14,290   $ 11,685   $  3,664   $     --   $     --
        228       207         51        --      1,149      1,070        425         --         --
    $ 10.55   $ 10.65   $   7.16   $    --   $  12.43   $  10.93   $   8.63   $     --   $     --
      (1.0%)    48.8%     (28.4%)       --      13.8%      26.6%     (13.7%)        --         --
         --        --         --        --       0.3%       0.3%         --         --

    $    29   $    32   $     --   $    --   $    526   $    398   $     53   $     --   $     --
          2         2         --        --         36         31          5         --         --
    $ 13.97   $ 14.17   $     --   $    --   $  14.73   $  12.99   $  10.30   $     --   $     --
      (1.4%)    41.7%         --        --      13.4%      26.1%       3.0%         --         --
         --        --         --        --       0.3%       0.2%         --         --

    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
         --        --         --        --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                             VIP
                                                                       EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2004       2003       2002       2001       2000
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $189,506   $179,594   $144,348   $175,541   $158,987
Units Outstanding..................................    10,725     11,179     11,548     11,501      9,762
Variable Accumulation Unit Value...................  $  17.67   $  16.07   $  12.50   $  15.26   $  16.29
Total Return.......................................     10.0%      28.5%     (18.1%)     (6.3%)      6.9%
Investment Income Ratio............................      1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $  1,372   $    877   $    626   $    529   $    286
Units Outstanding..................................       119         84         77         53         27
Variable Accumulation Unit Value...................  $  11.49   $  10.46   $   8.15   $   9.97   $  10.65
Total Return.......................................      9.8%      28.3%     (18.2%)     (6.4%)      6.5%
Investment Income Ratio............................      1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 39,178   $ 36,552   $ 20,493   $ 12,157   $    275
Units Outstanding..................................     3,465      3,548      2,552      1,237         26
Variable Accumulation Unit Value...................  $  11.31   $  10.30   $   8.03   $   9.83   $  10.51
Total Return.......................................      9.8%      28.3%     (18.3%)     (6.5%)      5.1%
Investment Income Ratio............................      1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,223   $  8,099   $  2,204   $     --   $     --
Units Outstanding..................................       801        773        270         --         --
Variable Accumulation Unit Value...................  $  11.51   $  10.47   $   8.15   $     --   $     --
Total Return.......................................      9.9%      28.5%     (18.5%)        --         --
Investment Income Ratio............................      1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    651   $    370   $     72   $     --   $     --
Units Outstanding..................................        56         35          9         --         --
Variable Accumulation Unit Value...................  $  11.54   $  10.54   $   8.24   $     --   $     --
Total Return.......................................      9.5%      27.9%     (17.6%)        --         --
Investment Income Ratio............................      1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
               BALANCED--INSTITUTIONAL SHARES                          GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $501,432   $541,659   $534,854   $607,299   $598,090   $231,574   $266,039   $250,712   $385,523   $506,390
      24,437     28,250     31,372     32,862     30,425     15,251     18,103     20,859     23,563     23,672
    $  20.52   $  19.17   $  17.05   $  18.48   $  19.66   $  15.18   $  14.70   $  12.02   $  16.36   $  21.39
        7.0%      12.5%      (7.7%)     (6.0%)     (3.6%)      3.3%      22.3%     (26.5%)    (23.5%)    (16.8%)
        2.2%       2.2%       2.4%       2.7%                  1.0%       1.1%       0.9%       0.5%

    $  2,176   $  2,620   $  2,506   $  2,538   $  1,636   $    985   $  1,136   $  1,024   $  1,111   $  1,165
         205        264        283        264        160        152        181        199        159        127
    $  10.62   $   9.94   $   8.85   $   9.61   $  10.24   $   6.46   $   6.27   $   5.13   $   7.00   $   9.16
        6.9%      12.3%      (7.9%)     (6.2%)      2.4%       3.2%      22.1%     (26.6%)    (23.6%)     (8.4%)
        2.1%       2.2%       2.5%       3.0%                  0.9%       1.0%       0.7%       0.5%

    $ 74,259   $ 79,154   $ 54,824   $ 26,039   $  2,842   $ 16,987   $ 20,011   $ 13,227   $ 11,124   $  2,806
       7,429      8,458      6,575      2,875        294      2,864      3,479      2,806      1,730        333
    $  10.00   $   9.36   $   8.34   $   9.06   $   9.65   $   5.93   $   5.75   $   4.71   $   6.43   $   8.42
        6.8%      12.2%      (7.9%)     (6.1%)     (3.5%)      3.1%      22.0%     (26.7%)    (23.6%)    (15.8%)
        2.2%       2.4%       3.1%       4.0%                  1.0%       1.4%       1.0%       0.7%

    $ 21,177   $ 21,004   $  8,129   $     --   $     --   $  6,016   $  6,275   $  2,078   $     --   $     --
       1,916      2,032        884         --         --        612        659        267         --         --
    $  11.05   $  10.33   $   9.19   $     --   $     --   $   9.83   $   9.52   $   7.79   $     --   $     --
        7.0%      12.4%      (8.1%)        --         --       3.3%      22.2%     (22.1%)        --         --
        2.3%       2.6%       5.6%         --                  1.0%       1.3%       2.5%         --

    $    647   $    513   $     82   $     --   $     --   $    135   $     84   $     --   $     --   $     --
          57         48          9         --         --         11          7         --         --         --
    $  11.42   $  10.72   $   9.57   $     --   $     --   $  12.48   $  12.13   $   9.96   $     --   $     --
        6.5%      12.0%      (4.3%)        --         --       2.9%      21.8%      (0.4%)        --         --
        2.4%       2.9%       5.1%         --                  1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                            MFS(R)
                                                                           INVESTORS
                                                                             TRUST
                                                                     SERIES--INITIAL CLASS
                                                       -------------------------------------------------
                                                        2004      2003       2002       2001      2000
                                                       -------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $24,302   $24,572   $ 22,189   $ 29,963   $29,503
Units Outstanding..................................      2,599     2,885      3,138      3,303     2,695
Variable Accumulation Unit Value...................    $  9.35   $  8.52   $   7.07   $   9.07   $ 10.95
Total Return.......................................       9.8%     20.5%     (22.1%)    (17.2%)    (1.5%)
Investment Income Ratio............................       0.6%      0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $   368   $   340   $    260   $    231   $   102
Units Outstanding..................................         44        45         41         29        11
Variable Accumulation Unit Value...................    $  8.28   $  7.55   $   6.28   $   8.07   $  9.75
Total Return.......................................       9.6%     20.3%     (22.2%)    (17.2%)    (2.5%)
Investment Income Ratio............................       0.6%      0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 6,024   $ 5,795   $  4,309   $  4,146   $   305
Units Outstanding..................................        740       780        698        522        32
Variable Accumulation Unit Value...................    $  8.14   $  7.43   $   6.18   $   7.94   $  9.60
Total Return.......................................       9.6%     20.2%     (22.2%)    (17.3%)    (4.0%)
Investment Income Ratio............................       0.6%      0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,319   $ 1,236   $    463   $     --   $    --
Units Outstanding..................................        123       126         57         --        --
Variable Accumulation Unit Value...................    $ 10.75   $  9.80   $   8.14   $     --   $    --
Total Return.......................................       9.8%     20.4%     (18.6%)        --        --
Investment Income Ratio............................       0.6%      0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    91   $    74   $     --   $     --   $    --
Units Outstanding..................................          7         6         --         --        --
Variable Accumulation Unit Value...................    $ 13.62   $ 12.46   $     --   $     --   $    --
Total Return.......................................       9.3%     24.6%         --         --        --
Investment Income Ratio............................       0.6%      0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $    --
Units Outstanding..................................         --        --         --         --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $    --
Total Return.......................................         --        --         --         --        --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                          NEUBERGER
                                                                                                            BERMAN
                        MFS(R)                                       MFS(R)                                  AMT
                       RESEARCH                                    UTILITIES                               MID-CAP
                 SERIES--INITIAL CLASS                       SERIES--INITIAL CLASS                     GROWTH--CLASS I
    -----------------------------------------------   ------------------------------------   ------------------------------------
     2004      2003      2002      2001      2000      2004     2003      2002      2001      2004     2003      2002      2001
    -----------------------------------------------------------------------------------------------------------------------------
    $34,542   $33,395   $29,511   $46,896   $50,417   $1,792   $   870   $   299   $   135   $3,795   $ 4,336   $ 1,673   $   464
      3,422     3,779     4,107     4,857     4,054      155        97        45        15      390       511       249        48
    $ 10.09   $  8.84   $  7.19   $  9.66   $ 12.44   $11.57   $  9.01   $  6.72   $  8.83   $ 9.73   $  8.49   $  6.72   $  9.64
      14.2%     23.0%    (25.6%)   (22.4%)    (6.2%)   28.4%     34.0%    (23.8%)   (11.7%)   14.7%     26.3%    (30.3%)    (3.6%)
       1.1%      0.7%      0.3%        --               1.3%      1.7%      2.4%        --       --        --        --        --

    $   298   $   307   $   270   $   376   $   586   $   23   $    16   $    10   $    --   $   59   $    69   $    26   $     1
         42        49        53        55        66        2         2         1        --        6         8         4        --
    $  7.15   $  6.27   $  5.10   $  6.87   $  8.86   $13.61   $ 10.62   $  7.93   $ 10.43   $10.02   $  8.75   $  6.94   $  9.98
      14.1%     22.8%    (25.7%)   (22.5%)   (11.4%)   28.2%     33.8%    (23.9%)     4.3%    14.5%     26.1%    (30.4%)    (0.2%)
       1.1%      0.7%      0.3%        --               1.3%      2.1%      0.3%        --       --        --        --        --

    $ 6,554   $ 6,172   $ 4,401   $ 5,269   $ 1,516   $1,955   $ 1,138   $   390   $   258   $3,531   $ 3,204   $ 1,192   $   184
        958     1,029       900       801       179      180       134        62        31      350       364       171        18
    $  6.84   $  6.00   $  4.89   $  6.58   $  8.49   $10.87   $  8.49   $  6.35   $  8.35   $10.08   $  8.81   $  6.99   $ 10.05
      14.0%     22.7%    (25.7%)   (22.5%)   (15.1%)   28.1%     33.7%    (24.0%)   (16.5%)   14.5%     26.0%    (30.5%)     0.5%
       1.1%      0.6%      0.3%        --               1.4%      2.1%      3.0%        --       --        --        --        --

    $ 1,125   $ 1,035   $   357   $    --   $    --   $  132   $   104   $    41   $    --   $  672   $   619   $   156   $    --
        102       107        45        --        --        8         8         4        --       48        51        16        --
    $ 11.07   $  9.69   $  7.89   $    --   $    --   $17.50   $ 13.64   $ 10.18   $    --   $14.01   $ 12.22   $  9.68   $    --
      14.2%     22.9%    (21.1%)       --        --    28.3%     33.9%      1.8%        --    14.6%     26.2%     (3.2%)       --
       1.1%      0.6%        --        --               1.5%      2.2%        --        --       --        --        --        --

    $    27   $     8   $    --   $    --   $    --   $   44   $    15   $    --   $    --   $  110   $    82   $    --   $    --
          2         1        --        --        --        3         1        --        --        8         7        --        --
    $ 13.44   $ 11.82   $  9.65   $    --   $    --   $15.62   $ 12.22   $    --   $    --   $13.53   $ 11.85   $  9.42   $    --
      13.7%     22.5%     (3.5%)       --        --    27.8%     22.2%        --        --    14.2%     25.8%     (5.8%)       --
       0.5%      0.2%        --        --               1.3%        --        --        --       --        --        --        --

    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
         --        --        --        --                 --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         T. ROWE PRICE
                                                                             EQUITY
                                                                        INCOME PORTFOLIO
                                                       --------------------------------------------------
                                                         2004       2003       2002      2001      2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $144,311   $117,894   $ 89,634   $85,476   $42,484
Units Outstanding..................................      10,397      9,625      9,056     7,398     3,679
Variable Accumulation Unit Value...................    $  13.88   $  12.25   $   9.90   $ 11.55   $ 11.55
Total Return.......................................       13.3%      23.7%     (14.3%)       --     11.5%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,478   $  1,524   $  1,044   $   902   $   146
Units Outstanding..................................         112        130        110        81        13
Variable Accumulation Unit Value...................    $  13.24   $  11.70   $   9.47   $ 11.07   $ 11.08
Total Return.......................................       13.2%      23.6%     (14.5%)       --     10.8%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 50,653   $ 41,615   $ 22,371   $ 9,712   $    98
Units Outstanding..................................       3,910      3,633      2,412       895         9
Variable Accumulation Unit Value...................    $  12.95   $  11.45   $   9.27   $ 10.85   $ 10.86
Total Return.......................................       13.1%      23.5%     (14.5%)       --      8.6%
Investment Income Ratio............................        1.6%       1.8%       1.9%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 13,286   $ 11,020   $  3,453   $    --   $    --
Units Outstanding..................................       1,154      1,084        420        --        --
Variable Accumulation Unit Value...................    $  11.51   $  10.17   $   8.22   $    --   $    --
Total Return.......................................       13.3%      23.7%     (17.8%)       --        --
Investment Income Ratio............................        1.6%       1.9%       3.1%        --

SERIES V POLICIES (e)
Net Assets.........................................    $    634   $    461   $    117   $    --   $    --
Units Outstanding..................................          54         45         14        --        --
Variable Accumulation Unit Value...................    $  11.68   $  10.36   $   8.41   $    --   $    --
Total Return.......................................       12.8%      23.2%     (15.9%)       --        --
Investment Income Ratio............................        1.6%       1.9%       2.7%        --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................          --         --         --        --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $    --   $    --
Total Return.......................................          --         --         --        --        --
Investment Income Ratio............................          --         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       VAN ECK                                         VAN KAMPEN
                      WORLDWIDE                                            UIF
                         HARD                                       EMERGING MARKETS
                        ASSETS                                       EQUITY--CLASS I
    ----------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000     2004      2003      2002      2001      2000
    ------------------------------------------------------------------------------------------------
    $19,773   $10,239   $ 6,351   $ 3,510   $4,929   $39,055   $33,055   $22,764   $25,016   $28,721
      1,271       805       714       378      469     3,076     3,161     3,213     3,172     3,358
    $ 15.55   $ 12.72   $  8.89   $  9.28   $10.51   $ 12.70   $ 10.46   $  7.09   $  7.89   $  8.55
      22.3%     43.1%     (4.2%)   (11.7%)    9.9%     21.4%     47.6%    (10.2%)    (7.7%)   (40.1%)
       0.3%      0.4%      0.5%      1.4%               0.7%        --        --        --

    $   292   $   190   $    49   $    29   $   25   $   164   $   697   $   109   $ 5,828   $    38
         19        15         6         3        2        18        92        21     1,019         6
    $ 15.41   $ 12.62   $  8.83   $  9.24   $10.48   $  9.15   $  7.55   $  5.12   $  5.72   $  6.21
      22.1%     42.8%     (4.3%)   (11.8%)    4.8%     21.2%     47.4%    (10.4%)    (7.9%)   (37.9%)
       0.3%      0.3%      0.3%      3.8%               0.6%        --        --        --

    $16,224   $ 5,745   $ 2,229   $   238   $   53   $ 7,050   $ 5,409   $ 2,432   $   594   $    54
      1,040       449       249        25        5       663       617       408        89         7
    $ 15.61   $ 12.79   $  8.96   $  9.37   $10.63   $ 10.63   $  8.77   $  5.96   $  6.64   $  7.22
      22.0%     42.8%     (4.4%)   (11.9%)    6.3%     21.2%     47.3%    (10.3%)    (8.0%)   (27.8%)
       0.3%      0.4%      0.2%      1.1%               0.7%        --        --        --

    $ 7,059   $ 1,461   $   326   $    --   $   --   $ 1,965   $ 1,279   $   456   $    --   $    --
        480       121        39        --       --       139       110        58        --        --
    $ 14.71   $ 12.04   $  8.42   $    --   $   --   $ 14.10   $ 11.62   $  7.88   $    --   $    --
      22.2%     43.0%    (15.8%)       --       --     21.3%     47.5%    (21.2%)       --        --
       0.2%      0.3%        --        --               0.7%        --        --        --

    $   371   $    63   $    --   $    --   $   --   $    57   $    19   $    --   $    --   $    --
         20         4        --        --       --         3         1        --        --        --
    $ 18.55   $ 15.24   $    --   $    --   $   --   $ 18.07   $ 14.95   $    --   $    --   $    --
      21.7%     52.4%        --        --       --     20.9%     49.5%        --        --        --
       0.1%        --        --        --               0.7%        --        --        --

    $ 4,069   $   348   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
        249        26        --        --       --        --        --        --        --        --
    $ 16.35   $ 13.42   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
      21.8%     34.2%        --        --       --        --        --        --        --        --
       0.1%        --        --        --                 --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                          MAINSTAY VP
                                                       MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                          BOND--         APPRECIATION--     COMMON STOCK--
                                                      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                     ----------------   ----------------   ----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 7,474   $2,929   $ 7,459   $2,760   $ 4,810   $1,842
Units Outstanding..................................      737      296       653      248       387      162
Variable Accumulation Unit Value...................  $ 10.15   $ 9.91   $ 11.42   $11.15   $ 12.44   $11.40
Total Return.......................................     2.4%    (0.9%)     2.5%    11.5%      9.1%    14.0%
Investment Income Ratio............................     4.8%    13.3%      0.1%     0.5%      1.6%     3.7%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $     6   $   --   $    --   $   --
Units Outstanding..................................        1       --         1       --        --       --
Variable Accumulation Unit Value...................  $ 10.02   $   --   $ 10.31   $   --   $ 10.00   $   --
Total Return.......................................     0.2%       --      3.1%       --        --       --
Investment Income Ratio............................    48.1%       --      0.8%       --        --       --

SERIES III POLICIES (c)
Net Assets.........................................  $19,603   $6,344   $16,081   $5,334   $10,274   $3,094
Units Outstanding..................................    1,936      640     1,396      474       832      273
Variable Accumulation Unit Value...................  $ 10.12   $ 9.91   $ 11.52   $11.26   $ 12.34   $11.34
Total Return.......................................     2.2%    (0.9%)     2.2%    12.6%      8.9%    13.4%
Investment Income Ratio............................     4.8%    17.1%      0.1%     0.6%      1.7%     4.1%

SERIES IV POLICIES (d)
Net Assets.........................................  $16,738   $5,867   $10,571   $4,522   $10,070   $3,340
Units Outstanding..................................    1,649      592       926      406       810      293
Variable Accumulation Unit Value...................  $ 10.15   $ 9.92   $ 11.41   $11.14   $ 12.43   $11.40
Total Return.......................................     2.3%    (0.8%)     2.4%    11.4%      9.0%    14.0%
Investment Income Ratio............................     5.0%    15.6%      0.1%     0.5%      1.7%     3.4%

SERIES V POLICIES (e)
Net Assets.........................................  $ 1,362   $  407   $   429   $   86   $   213   $   38
Units Outstanding..................................      136       41        38        8        17        3
Variable Accumulation Unit Value...................  $ 10.02   $ 9.83   $ 11.20   $10.98   $ 12.29   $11.32
Total Return.......................................     1.9%    (1.7%)     2.0%     9.8%      8.6%    13.2%
Investment Income Ratio............................     5.2%    14.8%      0.1%     1.3%      1.6%     2.4%

SERIES VI POLICIES (f)
Net Assets.........................................  $ 9,200   $3,343   $ 8,794   $2,186   $ 5,161   $1,484
Units Outstanding..................................      912      338       774      197       417      130
Variable Accumulation Unit Value...................  $ 10.09   $ 9.89   $ 11.36   $11.12   $ 12.37   $11.38
Total Return.......................................     2.0%    (1.1%)     2.1%    11.2%      8.7%    13.8%
Investment Income Ratio............................     5.2%    14.5%      0.1%     0.5%      1.8%     3.4%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                             MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP         HIGH YIELD        INTERNATIONAL       MAINSTAY VP
     CONVERTIBLE--       GOVERNMENT--     CORPORATE BOND--        EQUITY--        MID CAP CORE--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   -----------------   ----------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003     2004      2003
    ---------------------------------------------------------------------------------------------
    $10,142   $3,817   $ 6,080   $2,651   $33,434   $10,501   $ 5,975   $1,340   $ 5,876   $1,477
        884      347       614      272     2,643       920       441      114       414      125
    $ 11.48   $10.99   $  9.91   $ 9.75   $ 12.65   $ 11.41   $ 13.55   $11.74   $ 14.19   $11.80
       4.4%     9.9%      1.6%    (2.5%)    10.9%     14.1%     15.4%    17.4%     20.2%    18.0%
       2.4%     8.3%      5.6%    14.3%     10.1%     26.0%      1.3%     6.9%      0.5%     1.2%

    $    24   $   --   $     5   $   --   $    64   $    --   $     8   $   --   $    11   $   --
          2       --        --       --         6        --         1       --         1       --
    $ 10.11   $   --   $ 10.01   $   --   $ 10.18   $    --   $ 10.19   $   --   $ 10.19   $   --
       1.1%       --      0.1%       --      1.8%        --      1.9%       --      1.9%       --
      58.1%       --     86.3%       --     87.4%        --     10.9%       --      3.1%       --

    $23,424   $7,798   $12,875   $4,087   $94,871   $28,302   $16,793   $2,933   $13,092   $2,774
      2,039      707     1,310      422     7,556     2,495     1,262      254       931      237
    $ 11.49   $11.03   $  9.83   $ 9.69   $ 12.56   $ 11.35   $ 13.30   $11.55   $ 14.06   $11.72
       4.2%    10.3%      1.4%    (3.1%)    10.7%     13.5%     15.2%    15.5%     20.0%    17.2%
       2.5%     9.0%      5.7%    18.2%     10.2%     30.0%      1.4%     8.0%      0.5%     1.4%

    $20,014   $7,040   $11,256   $4,147   $76,786   $25,512   $13,748   $2,849   $10,128   $2,677
      1,754      644     1,136      425     6,041     2,224     1,027      246       719      228
    $ 11.41   $10.94   $  9.91   $ 9.76   $ 12.71   $ 11.47   $ 13.38   $11.60   $ 14.09   $11.73
       4.3%     9.4%      1.6%    (2.4%)    10.8%     14.7%     15.4%    16.0%     20.1%    17.3%
       2.5%     8.5%      5.6%    16.5%     10.0%     26.4%      1.3%     6.6%      0.5%     1.2%

    $ 1,466   $  533   $   706   $  421   $ 8,737   $ 2,901   $   684   $   78   $   656   $  183
        129       49        72       43       697       255        53        7        47       16
    $ 11.34   $10.91   $  9.85   $ 9.74   $ 12.54   $ 11.36   $ 12.96   $11.28   $ 14.09   $11.78
       3.9%     9.1%      1.2%    (2.6%)    10.4%     13.6%     14.9%    12.8%     19.7%    17.8%
       2.4%     9.5%      5.1%    14.0%     10.2%     27.0%      1.5%    11.7%      0.5%     3.0%

    $12,642   $3,430   $ 4,800   $1,800   $39,920   $ 9,211   $ 7,562   $1,381   $ 7,802   $1,319
      1,120      316       487      185     3,173       809       578      121       560      113
    $ 11.28   $10.85   $  9.85   $ 9.73   $ 12.58   $ 11.39   $ 13.08   $11.37   $ 13.94   $11.64
       4.0%     8.5%      1.3%    (2.7%)    10.5%     13.9%     15.0%    13.7%     19.8%    16.4%
       2.8%     9.2%      5.6%    16.2%     11.7%     29.6%      1.5%     7.6%      0.6%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                       MAINSTAY VP                            MAINSTAY VP
                                                         MID CAP          MAINSTAY VP           S&P 500
                                                         GROWTH--       MID CAP VALUE--         INDEX--
                                                      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
                                                     ----------------   ----------------   -----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     -------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 9,510   $2,376   $ 9,220   $2,399   $20,964   $ 6,828
Units Outstanding..................................      653      197       688      207     1,713       606
Variable Accumulation Unit Value...................  $ 14.56   $12.07   $ 13.41   $11.60   $ 12.24   $ 11.26
Total Return.......................................    20.6%    20.7%     15.6%    16.0%      8.7%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.4%      2.1%      4.6%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $    34   $   --   $    16   $    --
Units Outstanding..................................        1       --         3       --         2        --
Variable Accumulation Unit Value...................  $ 10.24   $   --   $ 10.29   $   --   $ 10.25   $    --
Total Return.......................................     2.4%       --      2.9%       --      2.5%        --
Investment Income Ratio............................       --       --      7.1%       --     17.1%        --

SERIES III POLICIES (c)
Net Assets.........................................  $21,257   $5,125   $25,830   $6,443   $51,775   $13,604
Units Outstanding..................................    1,494      434     1,910      550     4,261     1,215
Variable Accumulation Unit Value...................  $ 14.23   $11.82   $ 13.52   $11.72   $ 12.15   $ 11.20
Total Return.......................................    20.4%    18.2%     15.4%    17.2%      8.5%     12.0%
Investment Income Ratio............................       --       --      1.0%     3.8%      2.1%      5.6%

SERIES IV POLICIES (d)
Net Assets.........................................  $17,454   $5,111   $21,168   $5,125   $38,290   $11,688
Units Outstanding..................................    1,224      432     1,580      442     3,132     1,038
Variable Accumulation Unit Value...................  $ 14.26   $11.83   $ 13.40   $11.59   $ 12.23   $ 11.26
Total Return.......................................    20.5%    18.3%     15.6%    15.9%      8.6%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.5%      2.1%      4.6%

SERIES V POLICIES (e)
Net Assets.........................................  $   854   $  186   $   833   $  122   $ 2,782   $ 1,344
Units Outstanding..................................       61       16        63       11       229       120
Variable Accumulation Unit Value...................  $ 13.94   $11.61   $ 13.25   $11.51   $ 12.16   $ 11.24
Total Return.......................................    20.1%    16.1%     15.1%    15.1%      8.2%     12.4%
Investment Income Ratio............................       --       --      1.2%     4.3%      1.8%      5.1%

SERIES VI POLICIES (f)
Net Assets.........................................  $11,705   $2,941   $14,398   $2,519   $18,986   $ 4,649
Units Outstanding..................................      808      244     1,080      218     1,560       414
Variable Accumulation Unit Value...................  $ 14.48   $12.05   $ 13.33   $11.57   $ 12.17   $ 11.24
Total Return.......................................    20.2%    20.5%     15.2%    15.7%      8.3%     12.4%
Investment Income Ratio............................       --       --      1.3%     3.8%      2.2%      5.0%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      MAINSTAY VP                                               MAINSTAY VP         MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP       AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--    COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
    ----------------   ----------------   ----------------   ------------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003      2004      2003
    ----------------------------------------------------------------------------------------------
    $ 7,815   $2,355   $ 5,622   $1,835   $ 8,003   $2,572   $ 2,450    $  503    $ 3,119   $  821
        593      192       501      171       633      223       200        45        251       73
    $ 13.17   $12.24   $ 11.23   $10.73   $ 12.64   $11.55   $ 12.27    $11.07    $ 12.40   $11.32
       7.6%    22.4%      4.6%     7.3%      9.5%    15.5%     10.8%     10.7%       9.6%    13.2%
         --       --      2.2%     6.8%      1.4%     5.3%      2.8%      5.6%       1.2%     2.7%

    $     6   $   --   $     1   $   --   $     6   $   --   $    13    $   --    $    --   $   --
          1       --        --       --         1       --         1        --         --       --
    $ 10.30   $   --   $ 10.11   $   --   $ 10.21   $   --   $ 10.14    $   --    $ 10.00   $   --
       3.0%       --      1.1%       --      2.1%       --      1.4%        --         --       --
         --       --        --       --     15.5%       --     63.6%        --         --       --

    $16,734   $4,735   $13,524   $4,276   $19,389   $5,058   $ 5,324    $1,437    $ 6,678   $1,807
      1,265      384     1,209      399     1,546      440       423       126        541      160
    $ 13.23   $12.32   $ 11.19   $10.71   $ 12.54   $11.48   $ 12.59    $11.38    $ 12.34   $11.29
       7.4%    23.2%      4.4%     7.1%      9.2%    14.8%     10.6%     13.8%       9.3%    12.9%
         --       --      2.1%     8.3%      1.4%     6.3%      2.6%      6.1%       1.1%     2.9%

    $14,487   $4,235   $ 8,502   $3,248   $14,111   $4,598   $ 5,136    $1,389    $ 5,699   $2,039
      1,122      353       749      299     1,101      392       410       123        461      181
    $ 12.91   $12.01   $ 11.35   $10.86   $ 12.82   $11.72   $ 12.53    $11.32    $ 12.37   $11.29
       7.6%    20.1%      4.6%     8.6%      9.4%    17.2%     10.8%     13.2%       9.5%    12.9%
         --       --      2.1%     7.6%      1.4%     5.3%      2.5%      5.3%       1.1%     2.8%

    $   635   $   93   $   487   $  159   $   544   $  160   $   292    $   24    $   551   $  133
         51        8        44       15        43       14        24         2         45       12
    $ 12.54   $11.71   $ 11.01   $10.57   $ 12.51   $11.48   $ 12.35    $11.19    $ 12.22   $11.21
       7.1%    17.1%      4.2%     5.7%      9.0%    14.8%     10.3%     11.9%       9.1%    12.1%
         --       --      2.2%    10.4%      1.3%     7.5%      3.0%      4.4%       1.2%     5.2%

    $ 9,643   $2,201   $ 6,070   $2,168   $ 8,534   $2,127   $ 3,499    $  600    $ 3,804   $  907
        736      180       552      205       679      185       282        53        309       80
    $ 13.10   $12.21   $ 11.01   $10.56   $ 12.57   $11.52   $ 12.40    $11.23    $ 12.32   $11.28
       7.2%    22.1%      4.3%     5.6%      9.1%    15.2%     10.4%     12.3%       9.2%    12.8%
         --       --      2.1%     7.3%      1.5%     5.9%      3.2%      5.3%       1.0%     2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                           MAINSTAY VP
                                           EAGLE ASSET             MAINSTAY VP
                                            MANAGEMENT             LORD ABBETT            ALGER AMERICAN         COLONIAL SMALL
                                              GROWTH                DEVELOPING                SMALL              CAP VALUE FUND,
                                             EQUITY--                GROWTH--            CAPITALIZATION--       VARIABLE SERIES--
                                          SERVICE CLASS           SERVICE CLASS           CLASS S SHARES             CLASS B
                                        ------------------      ------------------      ------------------      -----------------
                                         2004        2003        2004        2003        2004        2003             2004
                                        -----------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................      $2,041      $  820      $1,949      $  637      $2,923      $  671           $  521
Units Outstanding.................         191          74         161          55         210          55               49
Variable Accumulation Unit
  Value...........................      $10.67      $11.11      $12.11      $11.63      $13.95      $12.16           $10.61
Total Return......................       (3.9%)      11.1%        4.1%       16.3%       14.7%       21.6%             6.1%
Investment Income Ratio...........        0.1%        0.4%          --          --          --          --             5.0%

SERIES II POLICIES (b)
Net Assets........................      $   --      $   --      $    3      $   --      $    7      $   --           $    7
Units Outstanding.................          --          --          --          --           1          --                1
Variable Accumulation Unit
  Value...........................      $10.00      $   --      $10.00      $   --      $10.41      $   --           $10.26
Total Return......................          --          --          --          --        4.1%          --             2.6%
Investment Income Ratio...........          --          --          --          --          --          --             2.4%

SERIES III POLICIES (c)
Net Assets........................      $6,358      $2,737      $4,769      $1,458      $6,286      $1,576           $  304
Units Outstanding.................         598         247         400         127         452         130               29
Variable Accumulation Unit
  Value...........................      $10.63      $11.08      $11.92      $11.47      $13.90      $12.15           $10.57
Total Return......................       (4.1%)      10.8%        3.9%       14.7%       14.4%       21.5%             5.7%
Investment Income Ratio...........          --        0.4%          --          --          --          --             5.7%

SERIES IV POLICIES (d)
Net Assets........................      $5,116      $2,233      $4,310      $1,358      $5,993      $1,594           $  431
Units Outstanding.................         480         201         357         117         432         132               41
Variable Accumulation Unit
  Value...........................      $10.65      $11.09      $12.09      $11.62      $13.88      $12.11           $10.54
Total Return......................       (4.0%)      10.9%        4.1%       16.2%       14.6%       21.1%             5.4%
Investment Income Ratio...........          --        0.3%          --          --          --          --             5.6%

SERIES V POLICIES (e)
Net Assets........................      $  272      $   60      $  170      $   64      $  241      $   22           $   --
Units Outstanding.................          26           6          14           6          18           2               --
Variable Accumulation Unit
  Value...........................      $10.30      $10.77      $11.83      $11.41      $13.65      $11.96           $10.00
Total Return......................       (4.3%)       7.7%        3.6%       14.1%       14.2%       19.6%               --
Investment Income Ratio...........        0.1%        0.5%          --          --          --          --               --

SERIES VI POLICIES (f)
Net Assets........................      $2,723      $1,265      $2,228      $  721      $2,848      $  495           $  286
Units Outstanding.................         257         114         182          61         205          41               27
Variable Accumulation Unit
  Value...........................      $10.59      $11.06      $12.21      $11.77      $13.88      $12.15           $10.54
Total Return......................       (4.2%)      10.6%        3.7%       17.7%       14.3%       21.5%             5.4%
Investment Income Ratio...........        0.1%        0.3%          --          --          --          --             5.6%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      DREYFUS IP                                                                              JANUS ASPEN
      TECHNOLOGY     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP     JANUS ASPEN     SERIES WORLDWIDE
       GROWTH--      CONTRAFUND(R)--  EQUITY-INCOME--     MID CAP--     SERIES BALANCED--      GROWTH--
    SERVICE SHARES   SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
    ---------------  ---------------  ---------------  ---------------  -----------------  -----------------
     2004     2003    2004     2003    2004     2003    2004     2003     2004     2003     2004      2003
    --------------------------------------------------------------------------------------------------------
    $3,225   $1,226  $12,675  $3,715  $10,243  $2,888  $28,222  $2,237  $10,378   $4,308   $3,533    $1,398
       277      104      955     318      810     251    2,037     199      924      410      297       121
    $11.63   $11.77  $ 13.27  $11.69  $ 12.64  $11.53  $ 13.85  $11.27  $ 11.23   $10.52   $11.88    $11.53
     (1.2%)   17.7%    13.6%   16.9%     9.7%   15.3%    22.9%   12.7%     6.8%     5.2%     3.1%     15.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.4%     1.1%      0.9%

    $   --   $   --  $    30  $   --  $    10  $   --  $    88  $    1  $     9   $   --   $   --    $   --
        --       --        3      --        1      --        7      --        1       --       --        --
    $10.00   $   --  $ 10.26  $   --  $ 10.16  $   --  $ 12.48  $10.17  $ 10.23   $   --   $10.00    $   --
        --       --     2.6%      --     1.6%      --    22.7%    1.7%     2.3%       --       --        --
        --       --       --      --       --      --       --      --    28.9%       --       --        --

    $7,184   $2,883  $29,756  $7,143  $23,055  $5,733  $21,172  $1,207  $21,340   $8,228   $7,463    $2,542
       624      247    2,266     616    1,852     504    1,537     107    1,895      779      634       222
    $11.52   $11.67  $ 13.13  $11.59  $ 12.45  $11.37  $ 13.78  $11.23  $ 11.26   $10.57   $11.78    $11.45
     (1.4%)   16.7%    13.3%   15.9%     9.5%   13.7%    22.7%   12.3%     6.6%     5.7%     2.9%     14.5%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     4.1%     1.1%      1.0%

    $5,905   $2,684  $26,881  $5,521  $19,399  $4,827  $14,301  $1,082  $20,968   $7,590   $6,067    $2,226
       512      230    2,004     467    1,542     421    1,020      95    1,869      722      515       195
    $11.54   $11.68  $ 13.41  $11.82  $ 12.58  $11.48  $ 14.02  $11.41  $ 11.22   $10.51   $11.79    $11.44
     (1.2%)   16.8%    13.5%   18.2%     9.6%   14.8%    22.9%   14.1%     6.7%     5.1%     3.0%     14.4%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.6%     1.1%      0.9%

    $  208   $  100  $ 1,800  $  316  $ 2,305  $  823  $ 1,071  $   39  $ 1,132   $  441   $  380    $   22
        18        9      139      28      183      71       81       4      101       42       33         2
    $11.45   $11.64  $ 12.97  $11.48  $ 12.60  $11.54  $ 13.18  $10.77  $ 11.16   $10.50   $11.61    $11.31
     (1.6%)   16.4%    13.0%   14.8%     9.2%   15.4%    22.4%    7.7%     6.3%     5.0%     2.6%     13.1%
        --       --     0.1%      --     0.8%      --       --      --     2.7%     3.4%     1.4%      1.2%

    $2,927   $1,302  $15,263  $2,520  $14,146  $2,977  $ 9,297  $  499  $11,228   $4,069   $2,880    $  983
       255      112    1,174     219    1,131     260      664      44    1,004      387      250        88
    $11.48   $11.65  $ 13.00  $11.49  $ 12.51  $11.44  $ 14.00  $11.43  $ 11.18   $10.51   $11.54    $11.23
     (1.5%)   16.5%    13.2%   14.9%     9.3%   14.4%    22.5%   14.3%     6.4%     5.1%     2.7%     12.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.5%     1.2%      0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                              MFS(R) INVESTORS             MFS(R)                  MFS(R)
                                               TRUST SERIES--        RESEARCH SERIES--       UTILITIES SERIES--
                                               SERVICE CLASS           SERVICE CLASS            SERVICE CLASS
                                             ------------------      ------------------      -------------------
                                              2004        2003        2004        2003        2004         2003
                                             -------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................      $  833      $  135      $  930      $  382      $15,141      $    3
Units Outstanding......................          70          12          74          35        1,092          --
Variable Accumulation Unit Value.......      $11.91      $10.86      $12.56      $11.02      $ 13.86      $10.83
Total Return...........................        9.6%        8.6%       14.0%       10.2%        28.0%        8.3%
Investment Income Ratio................        0.3%          --        0.8%          --           --          --

SERIES II POLICIES (b)
Net Assets.............................      $   --      $   --      $   --      $   --      $   154      $   --
Units Outstanding......................          --          --          --          --           12          --
Variable Accumulation Unit Value.......      $10.00      $   --      $10.00      $   --      $ 12.45      $   --
Total Return...........................          --          --          --          --        24.5%          --
Investment Income Ratio................          --          --          --          --           --          --

SERIES III POLICIES (c)
Net Assets.............................      $  874      $  314      $1,616      $  637      $11,129      $   80
Units Outstanding......................          73          29         130          58          763           7
Variable Accumulation Unit Value.......      $11.96      $10.94      $12.45      $10.95      $ 14.58      $11.41
Total Return...........................        9.4%        9.4%       13.7%        9.5%        27.8%       14.1%
Investment Income Ratio................        0.4%          --        0.8%          --         0.1%          --

SERIES IV POLICIES (d)
Net Assets.............................      $1,095      $  469      $1,604      $  460      $ 6,513      $   63
Units Outstanding......................          91          43         131          43          444           5
Variable Accumulation Unit Value.......      $12.02      $10.97      $12.25      $10.75      $ 14.67      $11.46
Total Return...........................        9.5%        9.7%       13.9%        7.5%        28.0%       14.6%
Investment Income Ratio................        0.4%          --        0.7%          --         0.1%          --

SERIES V POLICIES (e)
Net Assets.............................      $   39      $   13      $   26      $   15      $   417      $   11
Units Outstanding......................           3           1           2           1           28           1
Variable Accumulation Unit Value.......      $11.91      $10.92      $12.54      $11.05      $ 14.66      $11.50
Total Return...........................        9.1%        9.2%       13.4%       10.5%        27.5%       15.0%
Investment Income Ratio................        0.3%          --        0.8%          --         0.2%          --

SERIES VI POLICIES (f)
Net Assets.............................      $  783      $  187      $  856      $  279      $ 6,561      $    1
Units Outstanding......................          66          17          68          25          451          --
Variable Accumulation Unit Value.......      $11.88      $10.88      $12.64      $11.13      $ 14.54      $11.39
Total Return...........................        9.2%        8.8%       13.6%       11.3%        27.6%       13.9%
Investment Income Ratio................        0.3%          --        0.7%          --           --          --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        NEUBERGER                                      VAN KAMPEN UIF       VICTORY VIF
     BERMAN AMT MID-           T. ROWE PRICE              EMERGING          DIVERSIFIED
       CAP GROWTH--            EQUITY INCOME          MARKETS EQUITY--        STOCK--
         CLASS S               PORTFOLIO--II              CLASS II         CLASS A SHARES
    ------------------      -------------------      ------------------    --------------
     2004        2003        2004         2003        2004        2003          2004
    -------------------------------------------------------------------------------------
    $1,365      $    6      $ 9,680      $2,506      $2,225      $  424        $2,061
       109           1          765         224         134          31           184
    $12.48      $10.91      $ 12.66      $11.20      $16.63      $13.71        $11.19
     14.4%        9.1%        13.0%       12.0%       21.3%       37.1%         11.9%
        --          --         1.6%        2.1%        0.7%          --          1.6%

    $    2      $   --      $    16      $   --      $    1      $   --        $   --
        --          --            2          --          --          --            --
    $10.67      $   --      $ 10.33      $   --      $10.67      $   --        $10.00
      6.7%          --         3.3%          --        6.7%          --            --
        --          --         4.8%          --          --          --            --

    $1,635      $  105      $26,791      $5,783      $4,867      $1,422        $1,176
       130          10        2,128         518         305         108           106
    $12.54      $10.98      $ 12.59      $11.16      $15.98      $13.20        $11.08
     14.2%        9.8%        12.8%       11.6%       21.0%       32.0%         10.8%
        --          --         1.6%        2.4%        0.7%          --          1.5%

    $1,505      $  269      $24,618      $5,370      $4,745      $  729        $1,599
       116          24        1,941         478         287          53           147
    $12.95      $11.32      $ 12.68      $11.23      $16.55      $13.65        $10.90
     14.4%       13.2%        13.0%       12.3%       21.2%       36.5%          9.0%
        --          --         1.6%        2.3%        0.7%          --          1.8%

    $  307      $   82      $ 2,966      $  933      $   73      $   --        $   13
        24           7          237          84           6          --             1
    $12.67      $11.12      $ 12.53      $11.13      $12.76      $10.57        $10.85
     13.9%       11.2%        12.5%       11.3%       20.7%        5.7%          8.5%
        --          --         1.6%        2.5%        0.9%          --          2.0%

    $  970      $   56      $15,499      $3,257      $2,312      $  297        $1,007
        76           5        1,233         292         144          22            91
    $12.69      $11.13      $ 12.57      $11.16      $16.01      $13.25        $11.06
     14.0%       11.3%        12.6%       11.6%       20.9%       32.5%         10.6%
        --          --         1.7%        2.4%        0.9%          --          2.2%

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable
Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond - Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return-- Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income & Growth-- Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Small Capitalization--Class O Shares, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I,
T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio-II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                          PROSPECTUS DATED MAY 1, 2005

                                      FOR

                       MAINSTAY PLUS II VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

    This Prospectus describes the individual flexible premium MainStay Plus II Variable Annuity policies. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

    NYLIAC is or will be offering a modified version of the MainStay Plus II Variable Annuity policies in the states of Alabama, Maryland, Massachusetts, New Jersey, Oregon and Washington. Please be advised that this product may not be available for sale in these jurisdictions at the current time. The principal difference between the modified version and the flexible premium version of the policies is that, under the modified version, you may only make additional premium payments during the first Policy Year.

    Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among two guaranteed interest options, three general account options specifically for the Dollar Cost Averaging Advantage Plan and the 40 variable Investment Divisions listed below.

  -  MainStay VP Balanced--Service Class
  -  MainStay VP Basic Value
     (formerly MainStay VP Dreyfus Large Company Value)
  -  MainStay VP Bond
  -  MainStay VP Capital Appreciation
  -  MainStay VP Cash Management
  -  MainStay VP Common Stock
  -  MainStay VP Convertible
  -  MainStay VP Developing Growth (formerly MainStay VP Lord
     Abbett Developing Growth)
  -  MainStay VP Floating Rate--Service Class
  -  MainStay VP Government
  -  MainStay VP Growth (formerly MainStay VP Eagle Asset
     Management Growth Equity)
  -  MainStay VP High Yield Corporate Bond
  -  MainStay VP Income & Growth (formerly MainStay VP American
     Century Income & Growth)
  -  MainStay VP International Equity
  -  MainStay VP Mid Cap Core--Service Class
  -  MainStay VP Mid Cap Growth--Service Class
  -  MainStay VP Mid Cap Value
  -  MainStay VP S&P 500 Index
  -  MainStay VP Small Cap Growth
  -  MainStay VP Total Return
  -  MainStay VP Value
  -  Alger American Small Capitalization
  -  Calvert Social Balanced
  -  Colonial Small Cap Value Fund, Variable Series--Class B
  -  Dreyfus IP Technology Growth
  -  Fidelity(R) VIP Contrafund(R)
  -  Fidelity(R) VIP Equity-Income
  -  Fidelity(R) VIP Mid Cap--Service Class 2
  -  Janus Aspen Series Balanced
  -  Janus Aspen Series Worldwide Growth
  -  MFS(R) Investors Trust Series
  -  MFS(R) Research Series
  -  MFS(R) Utilities Series
  -  Neuberger Berman AMT Mid-Cap Growth
  -  Royce Micro-Cap Portfolio
  -  Royce Small-Cap Portfolio
  -  T. Rowe Price Equity Income Portfolio
  -  Van Eck Worldwide Hard Assets
  -  Van Kampen UIF Emerging Markets Equity
  -  Victory VIF Diversified Stock--Class A Shares

    SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

    We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.

    To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                           PAGE
                                           ----
DEFINITIONS..............................    3
TABLE OF FEES AND EXPENSES...............    5
  Examples...............................   10
QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS
  II VARIABLE ANNUITY....................   20
  How Do I Contact NYL Annuity Service
    Center or NYLIAC?....................   23
FINANCIAL STATEMENTS.....................   23
CONDENSED FINANCIAL INFORMATION..........   24
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT...   28
  New York Life Insurance and Annuity
    Corporation..........................   28
  The Separate Account...................   28
  The Portfolios.........................   28
  Additions, Deletions or Substitutions
    of Investments.......................   30
  Reinvestment...........................   31
THE POLICIES.............................   31
  Selecting the Variable Annuity That's
    Right for You........................   31
  Qualified and Non-Qualified Policies...   32
  Policy Application and Premium
    Payments.............................   33
  Payments Returned for Insufficient
    Funds................................   34
  Your Right to Cancel ("Free Look").....   34
  Issue Ages.............................   34
  Transfers..............................   34
  Limits on Transfers....................   35
  Procedures for Telephone/Web
    Transactions.........................   37
  Dollar Cost Averaging Programs.........   37
    (a) Traditional Dollar Cost
         Averaging.......................   38
    (b) The DCA Advantage Plan...........   38
  Automatic Asset Reallocation...........   39
  Interest Sweep.........................   39
  Accumulation Period....................   40
    (a) Crediting of Premium  Payments...   40
    (b) Valuation of Accumulation
         Units...........................   40
  Riders.................................   40
    (a) Living Needs Benefit Rider.......   40
    (b) Unemployment Benefit Rider.......   41
    (c) Investment Protection Plan  Rider
        (optional).......................   41
    (d) Enhanced Beneficiary Benefit
         Rider (optional)................   42
    (e) Enhanced Spousal Continuance
         Rider (optional)................   44
  Policy Owner Inquiries.................   45
  Records and Reports....................   45
CHARGES AND DEDUCTIONS...................   45
  Surrender Charges......................   45

                                           PAGE
                                           ----
  Amount of Surrender Charge.............   46
  Exceptions to Surrender Charges........   46
  Other Charges..........................   46
    (a) Separate Account Charge..........   46
    (b) Policy Service Charge............   46
    (c) Investment Protection Plan  Rider
        Charge (optional)................   47
    (d) Rider Risk Charge Adjustment
         (optional)......................   47
    (e)  Enhanced Beneficiary Benefit
          Rider Charge (optional)........   47
    (f)  Fund Charges....................   47
    (g) Transfer Fees....................   48
  Group and Sponsored Arrangements.......   48
  Taxes..................................   48
DISTRIBUTIONS UNDER THE POLICY...........   48
  Surrenders and Withdrawals.............   48
    (a) Surrenders.......................   49
    (b) Partial Withdrawals..............   49
    (c) Periodic Partial Withdrawals.....   49
    (d) Hardship Withdrawals.............   49
  Required Minimum Distribution Option...   49
  Our Right to Cancel....................   50
  Annuity Commencement Date..............   50
  Death Before Annuity Commencement......   50
  Income Payments........................   52
    (a) Election of Income Payment.......   52
    (b) Proof of Survivorship............   52
  Delay of Payments......................   52
  Designation of Beneficiary.............   53
  Restrictions Under Code Section
    403(b)(11)...........................   53
  Loans..................................   53
THE FIXED ACCOUNTS.......................   54
    (a) Interest Crediting...............   54
    (b) Transfers to Investment
         Divisions.......................   54
    (c) Fixed Account Initial  Premium
        Guarantee........................   55
THE DCA ADVANTAGE PLAN ACCOUNTS..........   55
FEDERAL TAX MATTERS......................   55
  Introduction...........................   55
  Taxation of Annuities in General.......   55
  Qualified Plans........................   57
    (a) Section 403(b) Plans.............   57
    (b) Individual Retirement
       Annuities.........................   57
    (c) Roth Individual Retirement
         Annuities.......................   57
    (d) Inherited IRAs...................   57
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS...........................   57
VOTING RIGHTS............................   58
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION ("SAI").........   59

     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value, and the DCA Advantage Plan Account Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Fixed Accounts and the Investment Divisions of the Separate Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of each Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Accounts, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Accounts, and less any surrender charges, policy service charge and rider charges deducted from the Fixed Accounts.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Surrender Charge                                          Current and Guaranteed Maximum: 7% of the amount
 (as a % of amount withdrawn)                              withdrawn.(1)
 -----------------------------------------------------------------------------------------------------------------
 Transfer Fee                                              Current and Guaranteed Maximum: $30 per transfer for
                                                           each transfer over 12 in a Policy Year.
 -----------------------------------------------------------------------------------------------------------------

(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 6% during Payment Years 4-5; 5% during Payment Year 6; 4% during Payment Year 7; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

 -----------------------------------------------------------------------------------------------------------------
                         CHARGE                            AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Annual Policy Service Charge                              $30 per policy for policies with less than $50,000
                                                           Accumulation Value
 -----------------------------------------------------------------------------------------------------------------
 Separate Account Annual Expenses Charge                   Current and Guaranteed Maximum: 1.45% (annualized) of
                                                           the daily average Variable Accumulation Value,
                                                           including mortality and expense risk and administrative
                                                           fees.
 -----------------------------------------------------------------------------------------------------------------
 Optional Riders
   - Investment Protection Plan ("IPP") Rider Charge       Current: 0.45% (annualized) of the amount that is
                                                           guaranteed, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1% (annualized) of the amount that
                                                           is guaranteed, deducted on a quarterly basis.
 -----------------------------------------------------------------------------------------------------------------
   - Rider Risk Adjustment Charge                          Current: Contact your registered representative.(1)
    (Charge for cancellation of the Investment
   Protection Plan Rider)                                  Current and Guaranteed Maximum: 2% (annualized) of the
                                                           amount that is guaranteed.
 -----------------------------------------------------------------------------------------------------------------
   - Enhanced Beneficiary Benefit ("EBB") Rider Charge     Current: 0.30% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1% (annualized) of the Policy's
                                                           Accumulation Value, deducted on a quarterly basis.
 -----------------------------------------------------------------------------------------------------------------

(1) Contact your registered representative to determine the percentage We are currently charging before you select this feature.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

                                                                -----------------
                                                                MINIMUM   MAXIMUM
  -------------------------------------------------------------------------------
  For policies purchased on or after June 2, 2003: Expenses
  that are deducted from the Investment Division assets,
  including management fees, 12b-1 fees, administration fees
  and other expenses as of 12/31/04.                             0.55%     2.06%
  For policies purchased prior to June 2, 2003: Expenses that are deducted from the Investment Division assets, including management fees, 12b-1 fees, administration fees and other
  expenses as of 12/31/04.                                       0.39%     1.71%

 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                                          ADMINISTRATION                   OTHER       ANNUAL
                           FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced--Service Class                         0.55%           0.20%           0.25%        0.11%(b)    1.11%
  MainStay VP Basic Value*--Service Class                     0.60%           0.20%(c)        0.25%        0.16%       1.21%(c)
  MainStay VP Basic Value*--Initial Class                     0.60%           0.20%(c)        0.00%        0.16%       0.96%(c)
  MainStay VP Bond--Service Class                             0.25%           0.20%           0.25%        0.09%       0.79%
  MainStay VP Bond--Initial Class                             0.25%           0.20%           0.00%        0.09%       0.54%
  MainStay VP Capital Appreciation--Service Class             0.36%           0.20%           0.25%        0.09%       0.90%
  MainStay VP Capital Appreciation--Initial Class             0.36%           0.20%           0.00%        0.09%       0.65%
  MainStay VP Cash Management                                 0.25%           0.20%           0.00%        0.10%       0.55%
  MainStay VP Common Stock--Service Class                     0.25%           0.20%           0.25%        0.08%       0.78%
  MainStay VP Common Stock--Initial Class                     0.25%           0.20%           0.00%        0.08%       0.53%
  MainStay VP Convertible--Service Class                      0.36%           0.20%           0.25%        0.10%       0.91%
  MainStay VP Convertible--Initial Class                      0.36%           0.20%           0.00%        0.10%       0.66%
  MainStay VP Developing Growth**--Service Class              0.60%           0.20%           0.25%        0.28%       1.33%(d)
  MainStay VP Developing Growth**--Initial Class              0.60%           0.20%           0.00%        0.28%       1.08%(d)
  MainStay VP Floating Rate--Service Class                    0.40%           0.20%           0.25%        0.19%(b)    1.04%
  MainStay VP Government--Service Class                       0.30%           0.20%           0.25%        0.09%       0.84%
  MainStay VP Government--Initial Class                       0.30%           0.20%           0.00%        0.09%       0.59%
  MainStay VP Growth***--Service Class                        0.50%           0.20%           0.25%        0.15%       1.10%
  MainStay VP Growth***--Initial Class                        0.50%           0.20%           0.00%        0.15%       0.85%
  MainStay VP High Yield Corporate Bond--Service Class        0.30%           0.20%           0.25%        0.09%       0.84%
  MainStay VP High Yield Corporate Bond--Initial Class        0.30%           0.20%           0.00%        0.09%       0.59%
  MainStay VP Income & Growth****--Service Class              0.50%           0.20%           0.25%        0.20%       1.15%
  MainStay VP Income & Growth****--Initial Class              0.50%           0.20%           0.00%        0.20%       0.90%
  MainStay VP International Equity--Service Class             0.60%           0.20%           0.25%        0.19%       1.24%

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                                          ADMINISTRATION                   OTHER       ANNUAL
                           FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP International Equity--Initial Class             0.60%           0.20%           0.00%        0.19%       0.99%
  MainStay VP Mid Cap Core--Service Class                     0.85%(e)        0.00%           0.25%        0.19%       1.29%(f)
  MainStay VP Mid Cap Growth--Service Class                   0.75%(e)        0.00%           0.25%        0.13%       1.13%(g)
  MainStay VP Mid Cap Value--Service Class                    0.70%(e)        0.00%           0.25%        0.11%       1.06%(h)
  MainStay VP Mid Cap Value--Initial Class                    0.70%(e)        0.00%           0.00%        0.11%       0.81%(h)
  MainStay VP S&P 500 Index--Service Class                    0.10%           0.20%           0.25%        0.09%       0.64%
  MainStay VP S&P 500 Index--Initial Class                    0.10%           0.20%           0.00%        0.09%       0.39%
  MainStay VP Small Cap Growth--Service Class                 0.90%(e)        0.00%           0.25%        0.14%       1.29%(i)
  MainStay VP Small Cap Growth--Initial Class                 0.90%(e)        0.00%           0.00%        0.14%       1.04%(i)
  MainStay VP Total Return--Service Class                     0.32%           0.20%           0.25%        0.10%       0.87%
  MainStay VP Total Return--Initial Class                     0.32%           0.20%           0.00%        0.10%       0.62%
  MainStay VP Value--Service Class                            0.36%           0.20%           0.25%        0.09%       0.90%
  MainStay VP Value--Initial Class                            0.36%           0.20%           0.00%        0.09%       0.65%
  Alger American Small Capitalization--Class S Shares         0.85%           0.00%           0.25%        0.12%       1.22%
  Alger American Small Capitalization--Class 0 Shares         0.85%           0.00%           0.00%        0.12%       0.97%
  Calvert Social Balanced                                     0.425%          0.275%          0.00%        0.21%       0.91%
  Colonial Small Cap Value Fund, Variable Series--Class B     0.80%           0.00%           0.25%(j)     0.17%       1.22%(j)
  Dreyfus IP Technology Growth--Service Shares                0.75%           0.00%           0.25%        0.10%       1.10%
  Dreyfus IP Technology Growth--Initial Shares                0.75%           0.00%           0.00%        0.10%       0.85%
  Fidelity(R) VIP Contrafund(R)--Service Class 2              0.57%           0.00%           0.25%        0.11%       0.93%(k)
  Fidelity(R) VIP Contrafund(R)--Initial Class                0.57%           0.00%           0.00%        0.11%       0.68%(k)
  Fidelity(R) VIP Equity-Income--Service Class 2              0.47%           0.00%           0.25%        0.11%       0.83%(l)
  Fidelity(R) VIP Equity-Income--Initial Class                0.47%           0.00%           0.00%        0.11%       0.58%(l)
  Fidelity(R) VIP Mid Cap--Service Class 2                    0.57%           0.00%           0.25%        0.14%       0.96%(m)
  Janus Aspen Series Balanced--Service Shares                 0.55%           0.00%           0.25%        0.01%       0.81%(n)
  Janus Aspen Series Balanced--Institutional Shares           0.55%           0.00%           0.00%        0.01%       0.56%(n)
  Janus Aspen Series Worldwide Growth--Service Shares         0.60%           0.00%           0.25%        0.03%       0.88%(n)
  Janus Aspen Series Worldwide Growth--Institutional
    Shares                                                    0.60%           0.00%           0.00%        0.03%       0.63%(n)
  MFS(R) Investors Trust Series--Service Class                0.75%           0.00%           0.25%        0.11%       1.11%(o)
  MFS(R) Investors Trust Series--Initial Class                0.75%           0.00%           0.00%        0.11%       0.86%(o)
  MFS(R) Research Series--Service Class                       0.75%           0.00%           0.25%        0.13%       1.13%(o)
  MFS(R) Research Series--Initial Class                       0.75%           0.00%           0.00%        0.13%       0.88%(o)
  MFS(R) Utilities Series--Service Class                      0.75%           0.00%           0.25%        0.14%       1.14%(o)
  MFS(R) Utilities Series--Initial Class                      0.75%           0.00%           0.00%        0.14%       0.89%(o)
  Neuberger Berman AMT Mid-Cap Growth--Class S                0.84%           0.00%           0.25%        0.08%       1.17%(p)
  Neuberger Berman AMT Mid-Cap Growth--Class I                0.84%           0.00%           0.00%        0.08%       0.92%(p)
  Royce Micro-Cap Portfolio                                   1.25%           0.00%           0.00%        0.09%       1.34%
  Royce Small-Cap Portfolio                                   1.00%           0.00%           0.00%        0.14%       1.14%
  T. Rowe Price Equity Income Portfolio-II                    0.85%           0.00%           0.25%        0.00%       1.10%(q)
  T. Rowe Price Equity Income Portfolio-I                     0.85%           0.00%           0.00%        0.00%       0.85%(q)
  Van Eck Worldwide Hard Assets                               1.00%           0.00%           0.00%        0.20%       1.20%
  Van Kampen UIF Emerging Markets Equity--Class II            1.25%           0.00%           0.35%        0.46%       2.06%(r)
  Van Kampen UIF Emerging Markets Equity--Class I             1.25%           0.00%           0.00%        0.46%       1.71%(s)
  Victory VIF Diversified Stock--Class A Shares               0.30%           0.00%           0.25%        0.86%       1.41%(t)

   * Formerly MainStay VP Dreyfus Large Company Value

  ** Formerly MainStay VP Lord Abbett Developing Growth

 *** Formerly Mainstay VP Eagle Asset Management Growth Equity

**** Formerly MainStay VP American Century Income & Growth

 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (b) The Portfolio's Other Expenses are based upon estimates of the expenses that the Portfolio will incur for the current fiscal year.

 (c) NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2004, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.91% for Initial Class Shares and 1.16% for Service Class Shares. This waiver may be discontinued at any time without notice.

 (d) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.15% of average daily net assets for Initial Class Shares or 1.40% of average daily net assets for Service Class Shares. These waivers and/or reimbursements may be discontinued at any time without notice.

 (e) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.

 (f) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.23% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (g) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.22% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (h) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.89% of average daily net assets for Initial Class Shares and 1.14% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (i) Effective January 1, 2005, the Portfolio's Management Fee was reduced from 1.00% to 0.90%. NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.95% of average daily net assets for Initial Class Shares and 1.20% of average daily net assets for Service Class Shares. If NYLIM's waivers and/or reimbursements had been in effect for the year ending December 31, 2004, the Management Fee paid by the Portfolio would have been 0.81% and Total Portfolio Operating Expenses for the Portfolio would have been 0.95% for Initial Class Shares and 1.20% for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (j) The Fund's adviser and distributor have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver and reimbursement were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the adviser or distributor at any time.

 (k) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.66% for Initial Class and 0.91% for Service Class 2. These offsets may be discontinued at any time.

 (l) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for the Initial Class and 0.82% for Service Class 2. These offsets may be discontinued at any time.

 (m) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Service Class 2. These offsets may be discontinued at any time.

 (n) All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolio's management fees, effective July 1, 2004.

 (o) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.85% for Investors Trust Series, Initial Class and 1.10% for Service Class; 0.87% for Research Series, Initial Class and 1.12% for Service Class; and 0.88% for Utilities Series, Initial Class and 1.13% for Service Class.

 (p) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Mid-Cap Growth (Class I) average daily net asset value and 1.25% of the average daily net asset value of the Mid-Cap Growth (Class S) Portfolios. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

 (q) The Portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on Portfolio average daily net assets and is calculated and accrued daily.

 (r) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.70% for Class II shares. The Portfolio distributor has also voluntarily agreed to waive a portion of its 12b-1 fee for Class II shares.

 (s) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares.

 (t) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.34%. This voluntary waiver/reimbursement may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

Examples
     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, policy fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $50,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.
     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003

                                 EXPENSES IF YOU ANNUITIZE
                                        YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
MAINSTAY VP
  BALANCED--SERVICE
  CLASS
without any Riders...  $  921.76   $  851.92   $1,451.90   $3,072.47
with IPP Rider.......  $  964.92   $  988.69   $1,677.19   $3,507.42
with EBB Rider.......  $  950.54   $  943.25   $1,602.58   $3,364.63
with IPP & EBB
  Riders.............  $  993.70   $1,080.01   $1,827.87   $3,799.56
MAINSTAY VP BASIC
  VALUE--SERVICE
  CLASS
without any Riders...  $  931.35   $  882.42   $1,502.32   $3,170.78
with IPP Rider.......  $  974.47   $1,018.77   $1,726.45   $3,601.00
with EBB Rider.......  $  960.10   $  973.46   $1,652.20   $3,459.73
with IPP & EBB
  Riders.............  $1,003.22   $1,109.81   $1,876.32   $3,889.94
MAINSTAY VP
  BOND--SERVICE CLASS
without any Riders...  $  891.07   $  753.92   $1,289.12   $2,751.19
with IPP Rider.......  $  934.38   $  892.03   $1,518.19   $3,201.62
with EBB Rider.......  $  919.94   $  846.14   $1,442.32   $3,053.73
with IPP & EBB
  Riders.............  $  963.25   $  984.26   $1,671.40   $3,504.16
MAINSTAY VP CAPITAL
APPRECIATION--SERVICE
  CLASS
without any Riders...  $  901.62   $  787.69   $1,345.33   $2,862.79
with IPP Rider.......  $  944.88   $  925.34   $1,573.10   $3,307.86
with EBB Rider.......  $  930.46   $  879.59   $1,497.64   $3,161.70
with IPP & EBB
  Riders.............  $  973.72   $1,017.24   $1,725.42   $3,606.78
MAINSTAY VP CASH
  MANAGEMENT
without any Riders...  $  868.05   $  679.98   $1,165.58   $2,503.45
with IPP Rider.......  $  911.46   $  819.12   $1,397.53   $2,965.81
with EBB Rider.......  $  896.99   $  772.89   $1,320.71   $2,814.00
with IPP & EBB
  Riders.............  $  940.40   $  912.02   $1,552.66   $3,276.37
MAINSTAY VP COMMON
  STOCK--SERVICE
  CLASS
without any Riders...  $  890.12   $  750.85   $1,284.00   $2,740.99
with IPP Rider.......  $  933.43   $  889.01   $1,513.21   $3,191.93
with EBB Rider.......  $  918.99   $  843.10   $1,437.28   $3,043.85
with IPP & EBB
  Riders.............  $  962.30   $  981.26   $1,666.48   $3,494.78

                                      EXPENSES IF YOU
                                   SURRENDER YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
MAINSTAY VP
  BALANCED--SERVICE
  CLASS
without any Riders...  $  921.76   $1,524.87   $2,054.63   $3,072.47
with IPP Rider.......  $  964.92   $1,652.58   $2,266.46   $3,507.42
with EBB Rider.......  $  950.54   $1,610.15   $2,196.31   $3,364.63
with IPP & EBB
  Riders.............  $  993.70   $1,737.85   $2,408.14   $3,799.56
MAINSTAY VP BASIC
  VALUE--SERVICE
  CLASS
without any Riders...  $  931.35   $1,553.34   $2,102.04   $3,170.78
with IPP Rider.......  $  974.47   $1,680.67   $2,312.77   $3,601.00
with EBB Rider.......  $  960.10   $1,638.35   $2,242.97   $3,459.73
with IPP & EBB
  Riders.............  $1,003.22   $1,765.67   $2,453.70   $3,889.94
MAINSTAY VP
  BOND--SERVICE CLASS
without any Riders...  $  891.07   $1,433.35   $1,901.57   $2,751.19
with IPP Rider.......  $  934.38   $1,562.32   $2,116.96   $3,201.62
with EBB Rider.......  $  919.94   $1,519.47   $2,045.62   $3,053.73
with IPP & EBB
  Riders.............  $  963.25   $1,648.44   $2,261.03   $3,504.16
MAINSTAY VP CAPITAL
APPRECIATION--SERVICE
  CLASS
without any Riders...  $  901.62   $1,464.89   $1,954.42   $2,862.79
with IPP Rider.......  $  944.88   $1,593.42   $2,168.59   $3,307.86
with EBB Rider.......  $  930.46   $1,550.70   $2,097.64   $3,161.70
with IPP & EBB
  Riders.............  $  973.72   $1,679.24   $2,311.82   $3,606.78
MAINSTAY VP CASH
  MANAGEMENT
without any Riders...  $  868.05   $1,364.31   $1,785.40   $2,503.45
with IPP Rider.......  $  911.46   $1,494.23   $2,003.51   $2,965.81
with EBB Rider.......  $  896.99   $1,451.06   $1,931.27   $2,814.00
with IPP & EBB
  Riders.............  $  940.40   $1,580.99   $2,149.39   $3,276.37
MAINSTAY VP COMMON
  STOCK--SERVICE
  CLASS
without any Riders...  $  890.12   $1,430.49   $1,896.76   $2,740.99
with IPP Rider.......  $  933.43   $1,559.50   $2,112.28   $3,191.93
with EBB Rider.......  $  918.99   $1,516.63   $2,040.89   $3,043.85
with IPP & EBB
  Riders.............  $  962.30   $1,645.64   $2,256.40   $3,494.78

                                 EXPENSES IF YOU DO NOT
                                  SURRENDER YOUR POLICY
                       -------------------------------------------
INVESTMENT DIVISION     1 YR       3 YR        5 YR        10 YR
-------------------    -------   ---------   ---------   ---------
MAINSTAY VP
  BALANCED--SERVICE
  CLASS
without any Riders...  $277.76   $  851.92   $1,451.90   $3,072.47
with IPP Rider.......  $323.83   $  988.69   $1,677.19   $3,507.42
with EBB Rider.......  $308.47   $  943.25   $1,602.58   $3,364.63
with IPP & EBB
  Riders.............  $354.54   $1,080.01   $1,827.87   $3,799.56
MAINSTAY VP BASIC
  VALUE--SERVICE
  CLASS
without any Riders...  $287.99   $  882.42   $1,502.32   $3,170.78
with IPP Rider.......  $334.01   $1,018.77   $1,726.45   $3,601.00
with EBB Rider.......  $318.67   $  973.46   $1,652.20   $3,459.73
with IPP & EBB
  Riders.............  $364.70   $1,109.81   $1,876.32   $3,889.94
MAINSTAY VP
  BOND--SERVICE CLASS
without any Riders...  $245.01   $  753.92   $1,289.12   $2,751.19
with IPP Rider.......  $291.22   $  892.03   $1,518.19   $3,201.62
with EBB Rider.......  $275.82   $  846.14   $1,442.32   $3,053.73
with IPP & EBB
  Riders.............  $322.03   $  984.26   $1,671.40   $3,504.16
MAINSTAY VP CAPITAL
APPRECIATION--SERVICE
  CLASS
without any Riders...  $256.27   $  787.69   $1,345.33   $2,862.79
with IPP Rider.......  $302.43   $  925.34   $1,573.10   $3,307.86
with EBB Rider.......  $287.05   $  879.59   $1,497.64   $3,161.70
with IPP & EBB
  Riders.............  $333.21   $1,017.24   $1,725.42   $3,606.78
MAINSTAY VP CASH
  MANAGEMENT
without any Riders...  $220.44   $  679.98   $1,165.58   $2,503.45
with IPP Rider.......  $266.77   $  819.12   $1,397.53   $2,965.81
with EBB Rider.......  $251.33   $  772.89   $1,320.71   $2,814.00
with IPP & EBB
  Riders.............  $297.66   $  912.02   $1,552.66   $3,276.37
MAINSTAY VP COMMON
  STOCK--SERVICE
  CLASS
without any Riders...  $243.99   $  750.85   $1,284.00   $2,740.99
with IPP Rider.......  $290.21   $  889.01   $1,513.21   $3,191.93
with EBB Rider.......  $274.80   $  843.10   $1,437.28   $3,043.85
with IPP & EBB
  Riders.............  $321.02   $  981.26   $1,666.48   $3,494.78

                                 EXPENSES IF YOU ANNUITIZE
                                        YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
MAINSTAY VP
 CONVERTIBLE--SERVICE
  CLASS
without any Riders...  $  902.58   $  790.74   $1,350.40   $2,872.86
with IPP Rider.......  $  945.83   $  928.35   $1,578.07   $3,317.45
with EBB Rider.......  $  931.41   $  882.63   $1,502.67   $3,171.46
with IPP & EBB
  Riders.............  $  974.67   $1,020.24   $1,730.32   $3,616.04

MAINSTAY VP
  DEVELOPING
  GROWTH--SERVICE
  CLASS
without any Riders...  $  942.86   $  918.93   $1,562.55   $3,287.51
with IPP Rider.......  $  985.93   $1,054.77   $1,785.26   $3,712.07
with EBB Rider.......  $  971.57   $1,009.64   $1,711.50   $3,572.67
with IPP & EBB
  Riders.............  $1,014.64   $1,145.48   $1,934.21   $3,997.23

MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders...  $  915.05   $  830.55   $1,416.48   $3,003.05
with IPP Rider.......  $  958.25   $  967.61   $1,642.60   $3,441.35
with EBB Rider.......  $  943.85   $  922.07   $1,567.71   $3,297.46
with IPP & EBB
  Riders.............  $  987.04   $1,059.13   $1,793.83   $3,735.76

MAINSTAY VP
  GOVERNMENT--SERVICE
  CLASS
without any Riders...  $  895.87   $  769.28   $1,314.69   $2,802.06
with IPP Rider.......  $  939.15   $  907.18   $1,543.18   $3,250.05
with EBB Rider.......  $  924.73   $  861.36   $1,467.50   $3,102.96
with IPP & EBB
  Riders.............  $  968.01   $  999.26   $1,695.98   $3,550.93

MAINSTAY VP
  GROWTH--SERVICE
  CLASS
without any Riders...  $  920.80   $  848.88   $1,446.86   $3,062.59
with IPP Rider.......  $  963.97   $  985.69   $1,672.27   $3,498.03
with EBB Rider.......  $  949.58   $  940.23   $1,597.60   $3,355.05
with IPP & EBB
  Riders.............  $  992.76   $1,077.03   $1,823.01   $3,790.46

MAINSTAY VP HIGH
  YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...  $  895.87   $  769.28   $1,314.69   $2,802.06
with IPP Rider.......  $  939.15   $  907.18   $1,543.18   $3,250.05
with EBB Rider.......  $  924.73   $  861.36   $1,467.50   $3,102.96
with IPP & EBB
  Riders.............  $  968.01   $  999.26   $1,695.98   $3,550.93

MAINSTAY VP INCOME &
  GROWTH--SERVICE
  CLASS
without any Riders...  $  925.59   $  864.12   $1,472.08   $3,111.90
with IPP Rider.......  $  968.74   $1,000.73   $1,696.92   $3,544.97
with EBB Rider.......  $  954.36   $  955.34   $1,622.45   $3,402.77
with IPP & EBB
  Riders.............  $  997.51   $1,091.94   $1,847.27   $3,835.82

MAINSTAY VP
  INTERNATIONAL
  EQUITY--SERVICE
  CLASS
without any Riders...  $  934.23   $  891.57   $1,517.41   $3,200.11
with IPP Rider.......  $  977.34   $1,027.78   $1,741.18   $3,628.88
with EBB Rider.......  $  962.97   $  982.51   $1,667.07   $3,488.10
with IPP & EBB
  Riders.............  $1,006.08   $1,118.74   $1,890.83   $3,916.89

MAINSTAY VP MID CAP
  CORE--SERVICE CLASS
without any Riders...  $  939.02   $  906.77   $1,542.51   $3,248.75
with IPP Rider.......  $  982.11   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.......  $  967.75   $  997.58   $1,691.75   $3,535.15
with IPP & EBB
  Riders.............  $1,010.83   $1,133.59   $1,914.95   $3,961.62

                                      EXPENSES IF YOU
                                   SURRENDER YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
MAINSTAY VP
 CONVERTIBLE--SERVICE
  CLASS
without any Riders...  $  902.58   $1,467.74   $1,959.19   $2,872.86
with IPP Rider.......  $  945.83   $1,596.23   $2,173.27   $3,317.45
with EBB Rider.......  $  931.41   $1,553.54   $2,102.37   $3,171.46
with IPP & EBB
  Riders.............  $  974.67   $1,682.04   $2,316.42   $3,616.04
MAINSTAY VP
  DEVELOPING
  GROWTH--SERVICE
  CLASS
without any Riders...  $  942.86   $1,587.44   $2,158.68   $3,287.51
with IPP Rider.......  $  985.93   $1,714.28   $2,368.07   $3,712.07
with EBB Rider.......  $  971.57   $1,672.14   $2,298.73   $3,572.67
with IPP & EBB
  Riders.............  $1,014.64   $1,798.98   $2,508.12   $3,997.23
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders...  $  915.05   $1,504.91   $2,021.33   $3,003.05
with IPP Rider.......  $  958.25   $1,632.89   $2,233.94   $3,441.35
with EBB Rider.......  $  943.85   $1,590.37   $2,163.53   $3,297.46
with IPP & EBB
  Riders.............  $  987.04   $1,718.35   $2,376.13   $3,735.76
MAINSTAY VP
  GOVERNMENT--SERVICE
  CLASS
without any Riders...  $  895.87   $1,447.69   $1,925.62   $2,802.06
with IPP Rider.......  $  939.15   $1,576.47   $2,140.46   $3,250.05
with EBB Rider.......  $  924.73   $1,533.68   $2,069.30   $3,102.96
with IPP & EBB
  Riders.............  $  968.01   $1,662.44   $2,284.14   $3,550.93
MAINSTAY VP
  GROWTH--SERVICE
  CLASS
without any Riders...  $  920.80   $1,522.03   $2,049.89   $3,062.59
with IPP Rider.......  $  963.97   $1,649.78   $2,261.84   $3,498.03
with EBB Rider.......  $  949.58   $1,607.33   $2,191.63   $3,355.05
with IPP & EBB
  Riders.............  $  992.76   $1,735.07   $2,403.57   $3,790.46
MAINSTAY VP HIGH
  YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...  $  895.87   $1,447.69   $1,925.62   $2,802.06
with IPP Rider.......  $  939.15   $1,576.47   $2,140.46   $3,250.05
with EBB Rider.......  $  924.73   $1,533.68   $2,069.30   $3,102.96
with IPP & EBB
  Riders.............  $  968.01   $1,662.44   $2,284.14   $3,550.93
MAINSTAY VP INCOME &
  GROWTH--SERVICE
  CLASS
without any Riders...  $  925.59   $1,536.26   $2,073.61   $3,111.90
with IPP Rider.......  $  968.74   $1,663.82   $2,285.01   $3,544.97
with EBB Rider.......  $  954.36   $1,621.43   $2,214.99   $3,402.77
with IPP & EBB
  Riders.............  $  997.51   $1,748.99   $2,426.38   $3,835.82
MAINSTAY VP
  INTERNATIONAL
  EQUITY--SERVICE
  CLASS
without any Riders...  $  934.23   $1,561.89   $2,116.23   $3,200.11
with IPP Rider.......  $  977.34   $1,689.08   $2,326.63   $3,628.88
with EBB Rider.......  $  962.97   $1,646.81   $2,256.94   $3,488.10
with IPP & EBB
  Riders.............  $1,006.08   $1,774.01   $2,467.33   $3,916.89
MAINSTAY VP MID CAP
  CORE--SERVICE CLASS
without any Riders...  $  939.02   $1,576.08   $2,139.83   $3,248.75
with IPP Rider.......  $  982.11   $1,703.09   $2,349.68   $3,675.19
with EBB Rider.......  $  967.75   $1,660.88   $2,280.16   $3,535.15
with IPP & EBB
  Riders.............  $1,010.83   $1,787.88   $2,490.01   $3,961.62

                                 EXPENSES IF YOU DO NOT
                                  SURRENDER YOUR POLICY
                       -------------------------------------------
INVESTMENT DIVISION     1 YR       3 YR        5 YR        10 YR
-------------------    -------   ---------   ---------   ---------
MAINSTAY VP
 CONVERTIBLE--SERVICE
  CLASS
without any Riders...  $257.29   $  790.74   $1,350.40   $2,872.86
with IPP Rider.......  $303.45   $  928.35   $1,578.07   $3,317.45
with EBB Rider.......  $288.06   $  882.63   $1,502.67   $3,171.46
with IPP & EBB
  Riders.............  $334.22   $1,020.24   $1,730.32   $3,616.04
MAINSTAY VP
  DEVELOPING
  GROWTH--SERVICE
  CLASS
without any Riders...  $300.27   $  918.93   $1,562.55   $3,287.51
with IPP Rider.......  $346.24   $1,054.77   $1,785.26   $3,712.07
with EBB Rider.......  $330.92   $1,009.64   $1,711.50   $3,572.67
with IPP & EBB
  Riders.............  $376.89   $1,145.48   $1,934.21   $3,997.23
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders...  $270.60   $  830.55   $1,416.48   $3,003.05
with IPP Rider.......  $316.70   $  967.61   $1,642.60   $3,441.35
with EBB Rider.......  $301.33   $  922.07   $1,567.71   $3,297.46
with IPP & EBB
  Riders.............  $347.43   $1,059.13   $1,793.83   $3,735.76
MAINSTAY VP
  GOVERNMENT--SERVICE
  CLASS
without any Riders...  $250.13   $  769.28   $1,314.69   $2,802.06
with IPP Rider.......  $296.32   $  907.18   $1,543.18   $3,250.05
with EBB Rider.......  $280.92   $  861.36   $1,467.50   $3,102.96
with IPP & EBB
  Riders.............  $327.12   $  999.26   $1,695.98   $3,550.93
MAINSTAY VP
  GROWTH--SERVICE
  CLASS
without any Riders...  $276.74   $  848.88   $1,446.86   $3,062.59
with IPP Rider.......  $322.81   $  985.69   $1,672.27   $3,498.03
with EBB Rider.......  $307.45   $  940.23   $1,597.60   $3,355.05
with IPP & EBB
  Riders.............  $353.53   $1,077.03   $1,823.01   $3,790.46
MAINSTAY VP HIGH
  YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders...  $250.13   $  769.28   $1,314.69   $2,802.06
with IPP Rider.......  $296.32   $  907.18   $1,543.18   $3,250.05
with EBB Rider.......  $280.92   $  861.36   $1,467.50   $3,102.96
with IPP & EBB
  Riders.............  $327.12   $  999.26   $1,695.98   $3,550.93
MAINSTAY VP INCOME &
  GROWTH--SERVICE
  CLASS
without any Riders...  $281.85   $  864.12   $1,472.08   $3,111.90
with IPP Rider.......  $327.90   $1,000.73   $1,696.92   $3,544.97
with EBB Rider.......  $312.55   $  955.34   $1,622.45   $3,402.77
with IPP & EBB
  Riders.............  $358.60   $1,091.94   $1,847.27   $3,835.82
MAINSTAY VP
  INTERNATIONAL
  EQUITY--SERVICE
  CLASS
without any Riders...  $291.07   $  891.57   $1,517.41   $3,200.11
with IPP Rider.......  $337.08   $1,027.78   $1,741.18   $3,628.88
with EBB Rider.......  $321.74   $  982.51   $1,667.07   $3,488.10
with IPP & EBB
  Riders.............  $367.75   $1,118.74   $1,890.83   $3,916.89
MAINSTAY VP MID CAP
  CORE--SERVICE CLASS
without any Riders...  $296.18   $  906.77   $1,542.51   $3,248.75
with IPP Rider.......  $342.16   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.......  $326.84   $  997.58   $1,691.75   $3,535.15
with IPP & EBB
  Riders.............  $372.82   $1,133.59   $1,914.95   $3,961.62

                                 EXPENSES IF YOU ANNUITIZE
                                        YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP
  GROWTH--SERVICE
  CLASS
without any Riders...  $  923.68   $  858.02   $1,461.99   $3,092.22
with IPP Rider.......  $  966.83   $  994.72   $1,687.07   $3,526.22
with EBB Rider.......  $  952.45   $  949.29   $1,612.51   $3,383.71
with IPP & EBB
  Riders.............  $  995.61   $1,085.97   $1,837.57   $3,817.71

MAINSTAY VP MID CAP
  VALUE--SERVICE
  CLASS
without any Riders...  $  916.97   $  836.66   $1,426.61   $3,022.94
with IPP Rider.......  $  960.16   $  973.64   $1,652.50   $3,460.29
with EBB Rider.......  $  945.76   $  928.11   $1,577.67   $3,316.68
with IPP & EBB
  Riders.............  $  988.95   $1,065.10   $1,803.56   $3,754.01

MAINSTAY VP S&P 500
  INDEX--SERVICE
  CLASS
without any Riders...  $  876.69   $  707.76   $1,212.06   $2,597.07
with IPP Rider.......  $  920.06   $  846.50   $1,442.92   $3,054.91
with EBB Rider.......  $  905.60   $  800.41   $1,366.47   $2,904.58
with IPP & EBB
  Riders.............  $  948.97   $  939.15   $1,597.33   $3,362.44

MAINSTAY VP SMALL CAP
  GROWTH--SERVICE
  CLASS
without any Riders...  $  939.02   $  906.77   $1,542.51   $3,248.75
with IPP Rider.......  $  982.11   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.......  $  967.75   $  997.58   $1,691.75   $3,535.15
with IPP & EBB
  Riders.............  $1,010.83   $1,133.59   $1,914.95   $3,961.62

MAINSTAY VP TOTAL
  RETURN--SERVICE
  CLASS
without any Riders...  $  898.74   $  778.48   $1,330.02   $2,832.46
with IPP Rider.......  $  942.01   $  916.26   $1,558.15   $3,278.99
with EBB Rider.......  $  927.59   $  870.47   $1,482.58   $3,132.38
with IPP & EBB
  Riders.............  $  970.86   $1,008.26   $1,710.71   $3,578.90

MAINSTAY VP
  VALUE--SERVICE
  CLASS
without any Riders...  $  901.62   $  787.69   $1,345.33   $2,862.79
with IPP Rider.......  $  944.88   $  925.34   $1,573.10   $3,307.86
with EBB Rider.......  $  930.46   $  879.59   $1,497.64   $3,161.70
with IPP & EBB
  Riders.............  $  973.72   $1,017.24   $1,725.42   $3,606.78

ALGER AMERICAN SMALL
  CAPITALIZATION --
  CLASS S SHARES
without any Riders...  $  932.31   $  885.47   $1,507.35   $3,180.57
with IPP Rider.......  $  975.43   $1,021.78   $1,731.36   $3,610.32
with EBB Rider.......  $  961.06   $  976.48   $1,657.16   $3,469.20
with IPP & EBB
  Riders.............  $1,004.18   $1,112.79   $1,881.18   $3,898.95

CALVERT SOCIAL
  BALANCED
without any Riders...  $  902.58   $  790.74   $1,350.40   $2,872.86
with IPP Rider.......  $  945.83   $  928.35   $1,578.07   $3,317.45
with EBB Rider.......  $  931.41   $  882.63   $1,502.67   $3,171.46
with IPP & EBB
  Riders.............  $  974.67   $1,020.24   $1,730.32   $3,616.04

COLONIAL SMALL CAP
  VALUE FUND,
  VARIABLE
  SERIES--CLASS B
without any Riders...  $  932.31   $  885.47   $1,507.35   $3,180.57
with IPP Rider.......  $  975.43   $1,021.78   $1,731.36   $3,610.32
with EBB Rider.......  $  961.06   $  976.48   $1,657.16   $3,469.20
with IPP & EBB
  Riders.............  $1,004.18   $1,112.79   $1,881.18   $3,898.95

                                      EXPENSES IF YOU
                                   SURRENDER YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
MAINSTAY VP MID CAP
  GROWTH--SERVICE
  CLASS
without any Riders...  $  923.68   $1,530.56   $2,064.12   $3,092.22
with IPP Rider.......  $  966.83   $1,658.20   $2,275.75   $3,526.22
with EBB Rider.......  $  952.45   $1,615.79   $2,205.65   $3,383.71
with IPP & EBB
  Riders.............  $  995.61   $1,743.41   $2,417.26   $3,817.71
MAINSTAY VP MID CAP
  VALUE--SERVICE
  CLASS
without any Riders...  $  916.97   $1,510.61   $2,030.86   $3,022.94
with IPP Rider.......  $  960.16   $1,638.53   $2,243.24   $3,460.29
with EBB Rider.......  $  945.76   $1,596.01   $2,172.89   $3,316.68
with IPP & EBB
  Riders.............  $  988.95   $1,723.92   $2,385.28   $3,754.01
MAINSTAY VP S&P 500
  INDEX--SERVICE
  CLASS
without any Riders...  $  876.69   $1,390.25   $1,829.11   $2,597.07
with IPP Rider.......  $  920.06   $1,519.81   $2,046.19   $3,054.91
with EBB Rider.......  $  905.60   $1,476.77   $1,974.31   $2,904.58
with IPP & EBB
  Riders.............  $  948.97   $1,606.32   $2,191.38   $3,362.44
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE
  CLASS
without any Riders...  $  939.02   $1,576.08   $2,139.83   $3,248.75
with IPP Rider.......  $  982.11   $1,703.09   $2,349.68   $3,675.19
with EBB Rider.......  $  967.75   $1,660.88   $2,280.16   $3,535.15
with IPP & EBB
  Riders.............  $1,010.83   $1,787.88   $2,490.01   $3,961.62
MAINSTAY VP TOTAL
  RETURN--SERVICE
  CLASS
without any Riders...  $  898.74   $1,456.29   $1,940.03   $2,832.46
with IPP Rider.......  $  942.01   $1,584.94   $2,154.54   $3,278.99
with EBB Rider.......  $  927.59   $1,542.19   $2,083.48   $3,132.38
with IPP & EBB
  Riders.............  $  970.86   $1,670.85   $2,297.99   $3,578.90
MAINSTAY VP
  VALUE--SERVICE
  CLASS
without any Riders...  $  901.62   $1,464.89   $1,954.42   $2,862.79
with IPP Rider.......  $  944.88   $1,593.42   $2,168.59   $3,307.86
with EBB Rider.......  $  930.46   $1,550.70   $2,097.64   $3,161.70
with IPP & EBB
  Riders.............  $  973.72   $1,679.24   $2,311.82   $3,606.78
ALGER AMERICAN SMALL
  CAPITALIZATION --
  CLASS S SHARES
without any Riders...  $  932.31   $1,556.19   $2,106.77   $3,180.57
with IPP Rider.......  $  975.43   $1,683.47   $2,317.39   $3,610.32
with EBB Rider.......  $  961.06   $1,641.18   $2,247.63   $3,469.20
with IPP & EBB
  Riders.............  $1,004.18   $1,768.46   $2,458.26   $3,898.95
CALVERT SOCIAL
  BALANCED
without any Riders...  $  902.58   $1,467.74   $1,959.19   $2,872.86
with IPP Rider.......  $  945.83   $1,596.23   $2,173.27   $3,317.45
with EBB Rider.......  $  931.41   $1,553.54   $2,102.37   $3,171.46
with IPP & EBB
  Riders.............  $  974.67   $1,682.04   $2,316.42   $3,616.04
COLONIAL SMALL CAP
  VALUE FUND,
  VARIABLE
  SERIES--CLASS B
without any Riders...  $  932.31   $1,556.19   $2,106.77   $3,180.57
with IPP Rider.......  $  975.43   $1,683.47   $2,317.39   $3,610.32
with EBB Rider.......  $  961.06   $1,641.18   $2,247.63   $3,469.20
with IPP & EBB
  Riders.............  $1,004.18   $1,768.46   $2,458.26   $3,898.95

                                 EXPENSES IF YOU DO NOT
                                  SURRENDER YOUR POLICY
                       -------------------------------------------
INVESTMENT DIVISION     1 YR       3 YR        5 YR        10 YR
-------------------    -------   ---------   ---------   ---------
MAINSTAY VP MID CAP
  GROWTH--SERVICE
  CLASS
without any Riders...  $279.80   $  858.02   $1,461.99   $3,092.22
with IPP Rider.......  $325.86   $  994.72   $1,687.07   $3,526.22
with EBB Rider.......  $310.51   $  949.29   $1,612.51   $3,383.71
with IPP & EBB
  Riders.............  $356.57   $1,085.97   $1,837.57   $3,817.71
MAINSTAY VP MID CAP
  VALUE--SERVICE
  CLASS
without any Riders...  $272.64   $  836.66   $1,426.61   $3,022.94
with IPP Rider.......  $318.74   $  973.64   $1,652.50   $3,460.29
with EBB Rider.......  $303.37   $  928.11   $1,577.67   $3,316.68
with IPP & EBB
  Riders.............  $349.46   $1,065.10   $1,803.56   $3,754.01
MAINSTAY VP S&P 500
  INDEX--SERVICE
  CLASS
without any Riders...  $229.66   $  707.76   $1,212.06   $2,597.07
with IPP Rider.......  $275.94   $  846.50   $1,442.92   $3,054.91
with EBB Rider.......  $260.52   $  800.41   $1,366.47   $2,904.58
with IPP & EBB
  Riders.............  $306.80   $  939.15   $1,597.33   $3,362.44
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE
  CLASS
without any Riders...  $296.18   $  906.77   $1,542.51   $3,248.75
with IPP Rider.......  $342.16   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.......  $326.84   $  997.58   $1,691.75   $3,535.15
with IPP & EBB
  Riders.............  $372.82   $1,133.59   $1,914.95   $3,961.62
MAINSTAY VP TOTAL
  RETURN--SERVICE
  CLASS
without any Riders...  $253.19   $  778.48   $1,330.02   $2,832.46
with IPP Rider.......  $299.37   $  916.26   $1,558.15   $3,278.99
with EBB Rider.......  $283.98   $  870.47   $1,482.58   $3,132.38
with IPP & EBB
  Riders.............  $330.16   $1,008.26   $1,710.71   $3,578.90
MAINSTAY VP
  VALUE--SERVICE
  CLASS
without any Riders...  $256.27   $  787.69   $1,345.33   $2,862.79
with IPP Rider.......  $302.43   $  925.34   $1,573.10   $3,307.86
with EBB Rider.......  $287.05   $  879.59   $1,497.64   $3,161.70
with IPP & EBB
  Riders.............  $333.21   $1,017.24   $1,725.42   $3,606.78
ALGER AMERICAN SMALL
  CAPITALIZATION --
  CLASS S SHARES
without any Riders...  $289.02   $  885.47   $1,507.35   $3,180.57
with IPP Rider.......  $335.04   $1,021.78   $1,731.36   $3,610.32
with EBB Rider.......  $319.70   $  976.48   $1,657.16   $3,469.20
with IPP & EBB
  Riders.............  $365.72   $1,112.79   $1,881.18   $3,898.95
CALVERT SOCIAL
  BALANCED
without any Riders...  $257.29   $  790.74   $1,350.40   $2,872.86
with IPP Rider.......  $303.45   $  928.35   $1,578.07   $3,317.45
with EBB Rider.......  $288.06   $  882.63   $1,502.67   $3,171.46
with IPP & EBB
  Riders.............  $334.22   $1,020.24   $1,730.32   $3,616.04
COLONIAL SMALL CAP
  VALUE FUND,
  VARIABLE
  SERIES--CLASS B
without any Riders...  $289.02   $  885.47   $1,507.35   $3,180.57
with IPP Rider.......  $335.04   $1,021.78   $1,731.36   $3,610.32
with EBB Rider.......  $319.70   $  976.48   $1,657.16   $3,469.20
with IPP & EBB
  Riders.............  $365.72   $1,112.79   $1,881.18   $3,898.95

                                 EXPENSES IF YOU ANNUITIZE
                                        YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE
  SHARES
without any Riders...  $  920.80   $  848.88   $1,446.86   $3,062.59
with IPP Rider.......  $  963.97   $  985.69   $1,672.27   $3,498.03
with EBB Rider.......  $  949.58   $  940.23   $1,597.60   $3,355.05
with IPP & EBB
  Riders.............  $  992.76   $1,077.03   $1,823.01   $3,790.46

FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE
  CLASS 2
without any Riders...  $  904.50   $  796.87   $1,360.60   $2,893.01
with IPP Rider.......  $  947.74   $  934.40   $1,588.02   $3,336.61
with EBB Rider.......  $  933.33   $  888.70   $1,512.70   $3,190.96
with IPP & EBB
  Riders.............  $  976.57   $1,026.22   $1,740.11   $3,634.55

FIDELITY(R) VIP
  EQUITY-
  INCOME--SERVICE
  CLASS 2
without any Riders...  $  894.91   $  766.20   $1,309.58   $2,791.91
with IPP Rider.......  $  938.19   $  904.15   $1,538.19   $3,240.39
with EBB Rider.......  $  923.76   $  858.31   $1,462.46   $3,093.11
with IPP & EBB
  Riders.............  $  967.05   $  996.25   $1,691.07   $3,541.60

FIDELITY(R) VIP MID
  CAP--SERVICE CLASS
  2
without any Riders...  $  907.38   $  806.06   $1,375.86   $2,923.13
with IPP Rider.......  $  950.61   $  943.46   $1,602.92   $3,365.30
with EBB Rider.......  $  936.20   $  897.81   $1,527.72   $3,220.10
with IPP & EBB
  Riders.............  $  979.43   $1,035.20   $1,754.78   $3,662.28

JANUS ASPEN SERIES
  BALANCED--SERVICE
  SHARES
without any Riders...  $  892.99   $  760.07   $1,299.36   $2,771.57
with IPP Rider.......  $  936.28   $  898.10   $1,528.20   $3,221.04
with EBB Rider.......  $  921.85   $  852.23   $1,452.40   $3,073.44
with IPP & EBB
  Riders.............  $  965.15   $  990.27   $1,681.25   $3,522.91

JANUS ASPEN SERIES
  WORLDWIDE
  GROWTH--SERVICE
  SHARES
without any Riders...  $  899.71   $  781.55   $1,335.12   $2,842.58
with IPP Rider.......  $  942.97   $  919.28   $1,563.12   $3,288.61
with EBB Rider.......  $  928.55   $  873.52   $1,487.61   $3,142.17
with IPP & EBB
  Riders.............  $  971.82   $1,011.26   $1,715.63   $3,588.20

MFS(R) INVESTORS
  TRUST
  SERIES--SERVICE
  CLASS
without any Riders...  $  921.76   $  851.92   $1,451.90   $3,072.47
with IPP Rider.......  $  964.92   $  988.69   $1,677.19   $3,507.42
with EBB Rider.......  $  950.54   $  943.25   $1,602.58   $3,364.63
with IPP & EBB
  Riders.............  $  993.70   $1,080.01   $1,827.87   $3,799.56

MFS(R) RESEARCH
  SERIES--SERVICE
  CLASS
without any Riders...  $  923.68   $  858.02   $1,461.99   $3,092.22
with IPP Rider.......  $  966.83   $  994.72   $1,687.07   $3,526.22
with EBB Rider.......  $  952.45   $  949.29   $1,612.51   $3,383.71
with IPP & EBB
  Riders.............  $  995.61   $1,085.97   $1,837.57   $3,817.71

MFS(R) UTILITIES
  SERIES--SERVICE
  CLASS
without any Riders...  $  924.64   $  861.08   $1,467.06   $3,102.07
with IPP Rider.......  $  967.79   $  997.73   $1,691.99   $3,535.60
with EBB Rider.......  $  953.41   $  952.33   $1,617.49   $3,393.24
with IPP & EBB
  Riders.............  $  996.56   $1,088.96   $1,842.44   $3,826.79

                                      EXPENSES IF YOU
                                   SURRENDER YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE
  SHARES
without any Riders...  $  920.80   $1,522.03   $2,049.89   $3,062.59
with IPP Rider.......  $  963.97   $1,649.78   $2,261.84   $3,498.03
with EBB Rider.......  $  949.58   $1,607.33   $2,191.63   $3,355.05
with IPP & EBB
  Riders.............  $  992.76   $1,735.07   $2,403.57   $3,790.46
FIDELITY(R) VIP
  CONTRAFUND(R)--SERV
  CLASS 2
without any Riders...  $  904.50   $1,473.46   $1,968.79   $2,893.01
with IPP Rider.......  $  947.74   $1,601.89   $2,182.62   $3,336.61
with EBB Rider.......  $  933.33   $1,559.21   $2,111.81   $3,190.96
with IPP & EBB
  Riders.............  $  976.57   $1,687.63   $2,325.63   $3,634.55
FIDELITY(R) VIP
  EQUITY-
  INCOME--SERVICE
  CLASS 2
without any Riders...  $  894.91   $1,444.82   $1,920.81   $2,791.91
with IPP Rider.......  $  938.19   $1,573.64   $2,135.77   $3,240.39
with EBB Rider.......  $  923.76   $1,530.83   $2,064.56   $3,093.11
with IPP & EBB
  Riders.............  $  967.05   $1,659.64   $2,279.52   $3,541.60
FIDELITY(R) VIP MID
  CAP--SERVICE CLASS
  2
without any Riders...  $  907.38   $1,482.04   $1,983.13   $2,923.13
with IPP Rider.......  $  950.61   $1,610.34   $2,196.64   $3,365.30
with EBB Rider.......  $  936.20   $1,567.71   $2,125.93   $3,220.10
with IPP & EBB
  Riders.............  $  979.43   $1,696.01   $2,339.42   $3,662.28
JANUS ASPEN SERIES
  BALANCED--SERVICE
  SHARES
without any Riders...  $  892.99   $1,439.09   $1,911.20   $2,771.57
with IPP Rider.......  $  936.28   $1,567.98   $2,126.38   $3,221.04
with EBB Rider.......  $  921.85   $1,525.16   $2,055.11   $3,073.44
with IPP & EBB
  Riders.............  $  965.15   $1,654.05   $2,270.29   $3,522.91
JANUS ASPEN SERIES
  WORLDWIDE
  GROWTH--SERVICE
  SHARES
without any Riders...  $  899.71   $1,459.15   $1,944.82   $2,842.58
with IPP Rider.......  $  942.97   $1,587.77   $2,159.21   $3,288.61
with EBB Rider.......  $  928.55   $1,545.03   $2,088.21   $3,142.17
with IPP & EBB
  Riders.............  $  971.82   $1,673.65   $2,302.61   $3,588.20
MFS(R) INVESTORS
  TRUST
  SERIES--SERVICE
  CLASS
without any Riders...  $  921.76   $1,524.87   $2,054.63   $3,072.47
with IPP Rider.......  $  964.92   $1,652.58   $2,266.46   $3,507.42
with EBB Rider.......  $  950.54   $1,610.15   $2,196.31   $3,364.63
with IPP & EBB
  Riders.............  $  993.70   $1,737.85   $2,408.14   $3,799.56
MFS(R) RESEARCH
  SERIES--SERVICE
  CLASS
without any Riders...  $  923.68   $1,530.56   $2,064.12   $3,092.22
with IPP Rider.......  $  966.83   $1,658.20   $2,275.75   $3,526.22
with EBB Rider.......  $  952.45   $1,615.79   $2,205.65   $3,383.71
with IPP & EBB
  Riders.............  $  995.61   $1,743.41   $2,417.26   $3,817.71
MFS(R) UTILITIES
  SERIES--SERVICE
  CLASS
without any Riders...  $  924.64   $1,533.42   $2,068.89   $3,102.07
with IPP Rider.......  $  967.79   $1,661.02   $2,280.38   $3,535.60
with EBB Rider.......  $  953.41   $1,618.62   $2,210.33   $3,393.24
with IPP & EBB
  Riders.............  $  996.56   $1,746.21   $2,421.84   $3,826.79

                                 EXPENSES IF YOU DO NOT
                                  SURRENDER YOUR POLICY
                       -------------------------------------------
INVESTMENT DIVISION     1 YR       3 YR        5 YR        10 YR
-------------------    -------   ---------   ---------   ---------
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE
  SHARES
without any Riders...  $276.74   $  848.88   $1,446.86   $3,062.59
with IPP Rider.......  $322.81   $  985.69   $1,672.27   $3,498.03
with EBB Rider.......  $307.45   $  940.23   $1,597.60   $3,355.05
with IPP & EBB
  Riders.............  $353.53   $1,077.03   $1,823.01   $3,790.46
FIDELITY(R) VIP
  CONTRAFUND(R)--SERV
  CLASS 2
without any Riders...  $259.33   $  796.87   $1,360.60   $2,893.01
with IPP Rider.......  $305.49   $  934.40   $1,588.02   $3,336.61
with EBB Rider.......  $290.10   $  888.70   $1,512.70   $3,190.96
with IPP & EBB
  Riders.............  $336.25   $1,026.22   $1,740.11   $3,634.55
FIDELITY(R) VIP
  EQUITY-
  INCOME--SERVICE
  CLASS 2
without any Riders...  $249.10   $  766.20   $1,309.58   $2,791.91
with IPP Rider.......  $295.30   $  904.15   $1,538.19   $3,240.39
with EBB Rider.......  $279.90   $  858.31   $1,462.46   $3,093.11
with IPP & EBB
  Riders.............  $326.10   $  996.25   $1,691.07   $3,541.60
FIDELITY(R) VIP MID
  CAP--SERVICE CLASS
  2
without any Riders...  $262.41   $  806.06   $1,375.86   $2,923.13
with IPP Rider.......  $308.55   $  943.46   $1,602.92   $3,365.30
with EBB Rider.......  $293.17   $  897.81   $1,527.72   $3,220.10
with IPP & EBB
  Riders.............  $339.31   $1,035.20   $1,754.78   $3,662.28
JANUS ASPEN SERIES
  BALANCED--SERVICE
  SHARES
without any Riders...  $247.05   $  760.07   $1,299.36   $2,771.57
with IPP Rider.......  $293.26   $  898.10   $1,528.20   $3,221.04
with EBB Rider.......  $277.86   $  852.23   $1,452.40   $3,073.44
with IPP & EBB
  Riders.............  $324.07   $  990.27   $1,681.25   $3,522.91
JANUS ASPEN SERIES
  WORLDWIDE
  GROWTH--SERVICE
  SHARES
without any Riders...  $254.22   $  781.55   $1,335.12   $2,842.58
with IPP Rider.......  $300.40   $  919.28   $1,563.12   $3,288.61
with EBB Rider.......  $285.01   $  873.52   $1,487.61   $3,142.17
with IPP & EBB
  Riders.............  $331.18   $1,011.26   $1,715.63   $3,588.20
MFS(R) INVESTORS
  TRUST
  SERIES--SERVICE
  CLASS
without any Riders...  $277.76   $  851.92   $1,451.90   $3,072.47
with IPP Rider.......  $323.83   $  988.69   $1,677.19   $3,507.42
with EBB Rider.......  $308.47   $  943.25   $1,602.58   $3,364.63
with IPP & EBB
  Riders.............  $354.54   $1,080.01   $1,827.87   $3,799.56
MFS(R) RESEARCH
  SERIES--SERVICE
  CLASS
without any Riders...  $279.80   $  858.02   $1,461.99   $3,092.22
with IPP Rider.......  $325.86   $  994.72   $1,687.07   $3,526.22
with EBB Rider.......  $310.51   $  949.29   $1,612.51   $3,383.71
with IPP & EBB
  Riders.............  $356.57   $1,085.97   $1,837.57   $3,817.71
MFS(R) UTILITIES
  SERIES--SERVICE
  CLASS
without any Riders...  $280.83   $  861.08   $1,467.06   $3,102.07
with IPP Rider.......  $326.89   $  997.73   $1,691.99   $3,535.60
with EBB Rider.......  $311.54   $  952.33   $1,617.49   $3,393.24
with IPP & EBB
  Riders.............  $357.59   $1,088.96   $1,842.44   $3,826.79

                                 EXPENSES IF YOU ANNUITIZE
                                        YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
NEUBERGER BERMAN AMT
  MID-CAP
  GROWTH -- CLASS S
without any Riders...  $  927.51   $  870.22   $1,482.17   $3,131.58
with IPP Rider.......  $  970.65   $1,006.75   $1,706.77   $3,563.68
with EBB Rider.......  $  956.27   $  961.38   $1,632.38   $3,421.80
with IPP & EBB
  Riders.............  $  999.41   $1,097.89   $1,856.96   $3,853.90

ROYCE MICRO-CAP
  PORTFOLIO
without any Riders...  $  943.82   $  921.97   $1,567.55   $3,297.15
with IPP Rider.......  $  986.89   $1,057.77   $1,790.16   $3,721.27
with EBB Rider.......  $  972.53   $1,012.65   $1,716.43   $3,582.01
with IPP & EBB
  Riders.............  $1,015.60   $1,148.45   $1,939.03   $4,006.12

ROYCE SMALL-CAP
  PORTFOLIO
without any Riders...  $  924.64   $  861.08   $1,467.06   $3,102.07
with IPP Rider.......  $  967.79   $  997.73   $1,691.99   $3,535.60
with EBB Rider.......  $  953.41   $  952.33   $1,617.49   $3,393.24
with IPP & EBB
  Riders.............  $  996.56   $1,088.96   $1,842.44   $3,826.79

T. ROWE PRICE EQUITY
  INCOME
  PORTFOLIO--II
without any Riders...  $  920.80   $  848.88   $1,446.86   $3,062.59
with IPP Rider.......  $  963.97   $  985.69   $1,672.27   $3,498.03
with EBB Rider.......  $  949.58   $  940.23   $1,597.60   $3,355.05
with IPP & EBB
  Riders.............  $  992.76   $1,077.03   $1,823.01   $3,790.46

VAN ECK WORLDWIDE
  HARD ASSETS
without any Riders...  $  930.39   $  879.38   $1,497.29   $3,161.01
with IPP Rider.......  $  973.52   $1,015.76   $1,721.52   $3,591.68
with EBB Rider.......  $  959.15   $  970.45   $1,647.27   $3,450.28
with IPP & EBB
  Riders.............  $1,002.27   $1,106.83   $1,871.49   $3,880.94

VAN KAMPEN UIF
  EMERGING MARKETS
  EQUITY -- CLASS II
without any Riders...  $1,012.87   $1,139.08   $1,922.41   $3,968.00
with IPP Rider.......  $1,055.62   $1,271.90   $2,136.74   $4,359.64
with EBB Rider.......  $1,041.37   $1,227.76   $2,065.74   $4,231.05
with IPP & EBB
  Riders.............  $1,084.13   $1,360.58   $2,280.09   $4,622.71

VICTORY VIF
  DIVERSIFIED
  STOCK -- CLASS A
  SHARES
without any Riders...  $  984.10   $1,049.02   $1,775.87   $3,694.37
with IPP Rider.......  $1,026.98   $1,183.07   $1,993.62   $4,099.26
with EBB Rider.......  $1,012.69   $1,138.52   $1,921.50   $3,966.32
with IPP & EBB
  Riders.............  $1,055.57   $1,272.58   $2,139.25   $4,371.23

                                      EXPENSES IF YOU
                                   SURRENDER YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
NEUBERGER BERMAN AMT
  MID-CAP
  GROWTH -- CLASS S
without any Riders...  $  927.51   $1,541.96   $2,083.10   $3,131.58
with IPP Rider.......  $  970.65   $1,669.44   $2,294.28   $3,563.68
with EBB Rider.......  $  956.27   $1,627.08   $2,224.33   $3,421.80
with IPP & EBB
  Riders.............  $  999.41   $1,754.55   $2,435.49   $3,853.90
ROYCE MICRO-CAP
  PORTFOLIO
without any Riders...  $  943.82   $1,590.28   $2,163.38   $3,297.15
with IPP Rider.......  $  986.89   $1,717.09   $2,372.67   $3,721.27
with EBB Rider.......  $  972.53   $1,674.95   $2,303.36   $3,582.01
with IPP & EBB
  Riders.............  $1,015.60   $1,801.76   $2,512.65   $4,006.12
ROYCE SMALL-CAP
  PORTFOLIO
without any Riders...  $  924.64   $1,533.42   $2,068.89   $3,102.07
with IPP Rider.......  $  967.79   $1,661.02   $2,280.38   $3,535.60
with EBB Rider.......  $  953.41   $1,618.62   $2,210.33   $3,393.24
with IPP & EBB
  Riders.............  $  996.56   $1,746.21   $2,421.84   $3,826.79
T. ROWE PRICE EQUITY
  INCOME
  PORTFOLIO--II
without any Riders...  $  920.80   $1,522.03   $2,049.89   $3,062.59
with IPP Rider.......  $  963.97   $1,649.78   $2,261.84   $3,498.03
with EBB Rider.......  $  949.58   $1,607.33   $2,191.63   $3,355.05
with IPP & EBB
  Riders.............  $  992.76   $1,735.07   $2,403.57   $3,790.46
VAN ECK WORLDWIDE
  HARD ASSETS
without any Riders...  $  930.39   $1,550.50   $2,097.31   $3,161.01
with IPP Rider.......  $  973.52   $1,677.86   $2,308.15   $3,591.68
with EBB Rider.......  $  959.15   $1,635.54   $2,238.33   $3,450.28
with IPP & EBB
  Riders.............  $1,002.27   $1,762.90   $2,449.15   $3,880.94
VAN KAMPEN UIF
  EMERGING MARKETS
  EQUITY -- CLASS II
without any Riders...  $1,012.87   $1,793.01   $2,497.01   $3,968.00
with IPP Rider.......  $1,055.62   $1,917.02   $2,698.52   $4,359.64
with EBB Rider.......  $1,041.37   $1,875.81   $2,631.77   $4,231.05
with IPP & EBB
  Riders.............  $1,084.13   $1,999.83   $2,833.29   $4,622.71
VICTORY VIF
  DIVERSIFIED
  STOCK -- CLASS A
  SHARES
without any Riders...  $  984.10   $1,708.91   $2,359.24   $3,694.37
with IPP Rider.......  $1,026.98   $1,834.08   $2,563.97   $4,099.26
with EBB Rider.......  $1,012.69   $1,792.49   $2,496.16   $3,966.32
with IPP & EBB
  Riders.............  $1,055.57   $1,917.66   $2,700.88   $4,371.23

                                 EXPENSES IF YOU DO NOT
                                  SURRENDER YOUR POLICY
                       -------------------------------------------
INVESTMENT DIVISION     1 YR       3 YR        5 YR        10 YR
-------------------    -------   ---------   ---------   ---------
NEUBERGER BERMAN AMT
  MID-CAP
  GROWTH -- CLASS S
without any Riders...  $283.90   $  870.22   $1,482.17   $3,131.58
with IPP Rider.......  $329.94   $1,006.75   $1,706.77   $3,563.68
with EBB Rider.......  $314.59   $  961.38   $1,632.38   $3,421.80
with IPP & EBB
  Riders.............  $360.63   $1,097.89   $1,856.96   $3,853.90
ROYCE MICRO-CAP
  PORTFOLIO
without any Riders...  $301.30   $  921.97   $1,567.55   $3,297.15
with IPP Rider.......  $347.26   $1,057.77   $1,790.16   $3,721.27
with EBB Rider.......  $331.94   $1,012.65   $1,716.43   $3,582.01
with IPP & EBB
  Riders.............  $377.91   $1,148.45   $1,939.03   $4,006.12
ROYCE SMALL-CAP
  PORTFOLIO
without any Riders...  $280.83   $  861.08   $1,467.06   $3,102.07
with IPP Rider.......  $326.89   $  997.73   $1,691.99   $3,535.60
with EBB Rider.......  $311.54   $  952.33   $1,617.49   $3,393.24
with IPP & EBB
  Riders.............  $357.59   $1,088.96   $1,842.44   $3,826.79
T. ROWE PRICE EQUITY
  INCOME
  PORTFOLIO--II
without any Riders...  $276.74   $  848.88   $1,446.86   $3,062.59
with IPP Rider.......  $322.81   $  985.69   $1,672.27   $3,498.03
with EBB Rider.......  $307.45   $  940.23   $1,597.60   $3,355.05
with IPP & EBB
  Riders.............  $353.53   $1,077.03   $1,823.01   $3,790.46
VAN ECK WORLDWIDE
  HARD ASSETS
without any Riders...  $286.97   $  879.38   $1,497.29   $3,161.01
with IPP Rider.......  $333.00   $1,015.76   $1,721.52   $3,591.68
with EBB Rider.......  $317.66   $  970.45   $1,647.27   $3,450.28
with IPP & EBB
  Riders.............  $363.69   $1,106.83   $1,871.49   $3,880.94
VAN KAMPEN UIF
  EMERGING MARKETS
  EQUITY -- CLASS II
without any Riders...  $374.99   $1,139.08   $1,922.41   $3,968.00
with IPP Rider.......  $420.62   $1,271.90   $2,136.74   $4,359.64
with EBB Rider.......  $405.41   $1,227.76   $2,065.74   $4,231.05
with IPP & EBB
  Riders.............  $451.04   $1,360.58   $2,280.09   $4,622.71
VICTORY VIF
  DIVERSIFIED
  STOCK -- CLASS A
  SHARES
without any Riders...  $344.29   $1,049.02   $1,775.87   $3,694.37
with IPP Rider.......  $390.06   $1,183.07   $1,993.62   $4,099.26
with EBB Rider.......  $374.80   $1,138.52   $1,921.50   $3,966.32
with IPP & EBB
  Riders.............  $420.57   $1,272.58   $2,139.25   $4,371.23

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003.

                                 EXPENSES IF YOU ANNUITIZE
                                        YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------

MAINSTAY VP
  BALANCED--SERVICE
  CLASS
without any Riders...  $  921.76   $  851.92   $1,451.90   $3,072.47
with IPP Rider.......  $  964.92   $  988.69   $1,677.19   $3,507.42
with EBB Rider.......  $  950.54   $  943.25   $1,602.58   $3,364.63
with IPP & EBB
  Riders.............  $  993.70   $1,080.01   $1,827.87   $3,799.56

MAINSTAY VP BASIC
  VALUE--INITIAL
  CLASS
without any Riders...  $  907.38   $  806.06   $1,375.86   $2,923.13
with IPP Rider.......  $  950.61   $  943.46   $1,602.92   $3,365.30
with EBB Rider.......  $  936.20   $  897.81   $1,527.72   $3,220.10
with IPP & EBB
  Riders.............  $  979.43   $1,035.20   $1,754.78   $3,662.28

MAINSTAY VP
  BOND--INITIAL CLASS
without any Riders...  $  867.10   $  676.90   $1,160.42   $2,493.01
with IPP Rider.......  $  910.51   $  816.07   $1,392.48   $2,955.89
with EBB Rider.......  $  896.04   $  769.84   $1,315.62   $2,803.89
with IPP & EBB
  Riders.............  $  939.46   $  909.01   $1,547.69   $3,266.76

MAINSTAY VP CAPITAL
APPRECIATION--INITIAL
  CLASS
without any Riders...  $  877.64   $  710.84   $1,217.20   $2,607.39
with IPP Rider.......  $  921.01   $  849.55   $1,447.97   $3,064.76
with EBB Rider.......  $  906.55   $  803.45   $1,371.53   $2,914.58
with IPP & EBB
  Riders.............  $  949.92   $  942.17   $1,602.28   $3,371.95

MAINSTAY VP CASH
  MANAGEMENT
without any Riders...  $  868.05   $  679.98   $1,165.58   $2,503.45
with IPP Rider.......  $  911.46   $  819.12   $1,397.53   $2,965.81
with EBB Rider.......  $  896.99   $  772.89   $1,320.71   $2,814.00
with IPP & EBB
  Riders.............  $  940.40   $  912.02   $1,552.66   $3,276.37

MAINSTAY VP COMMON
  STOCK--INITIAL
  CLASS
without any Riders...  $  866.14   $  673.81   $1,155.23   $2,482.55
with IPP Rider.......  $  909.55   $  813.02   $1,387.41   $2,945.92
with EBB Rider.......  $  895.08   $  766.76   $1,310.52   $2,793.77
with IPP & EBB
  Riders.............  $  938.50   $  905.98   $1,542.71   $3,257.13

MAINSTAY VP
 CONVERTIBLE--INITIAL
  CLASS
without any Riders...  $  878.61   $  713.93   $1,222.37   $2,617.75
with IPP Rider.......  $  921.97   $  852.60   $1,453.00   $3,074.60
with EBB Rider.......  $  907.52   $  806.51   $1,376.61   $2,924.60
with IPP & EBB
  Riders.............  $  950.88   $  945.18   $1,607.24   $3,381.46

MAINSTAY VP
  DEVELOPING
  GROWTH--INITIAL
  CLASS
without any Riders...  $  918.89   $  842.77   $1,436.73   $3,042.80
with IPP Rider.......  $  962.07   $  979.66   $1,662.37   $3,479.15
with EBB Rider.......  $  947.67   $  934.18   $1,587.65   $3,335.88
with IPP & EBB
  Riders.............  $  990.85   $1,071.07   $1,813.30   $3,772.27

                                      EXPENSES IF YOU
                                   SURRENDER YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
MAINSTAY VP
  BALANCED--SERVICE
  CLASS
without any Riders...  $  921.76   $1,524.87   $2,054.63   $3,072.47
with IPP Rider.......  $  964.92   $1,652.58   $2,266.46   $3,507.42
with EBB Rider.......  $  950.54   $1,610.15   $2,196.31   $3,364.63
with IPP & EBB
  Riders.............  $  993.70   $1,737.85   $2,408.14   $3,799.56
MAINSTAY VP BASIC
  VALUE--INITIAL
  CLASS
without any Riders...  $  907.38   $1,482.04   $1,983.13   $2,923.13
with IPP Rider.......  $  950.61   $1,610.34   $2,196.64   $3,365.30
with EBB Rider.......  $  936.20   $1,567.71   $2,125.93   $3,220.10
with IPP & EBB
  Riders.............  $  979.43   $1,696.01   $2,339.42   $3,662.28
MAINSTAY VP
  BOND--INITIAL CLASS
without any Riders...  $  867.10   $1,361.44   $1,780.55   $2,493.01
with IPP Rider.......  $  910.51   $1,491.39   $1,998.77   $2,955.89
with EBB Rider.......  $  896.04   $1,448.22   $1,926.49   $2,803.89
with IPP & EBB
  Riders.............  $  939.46   $1,578.17   $2,144.71   $3,266.76
MAINSTAY VP CAPITAL
APPRECIATION--INITIAL
  CLASS
without any Riders...  $  877.64   $1,393.12   $1,833.95   $2,607.39
with IPP Rider.......  $  921.01   $1,522.65   $2,050.93   $3,064.76
with EBB Rider.......  $  906.55   $1,479.61   $1,979.06   $2,914.58
with IPP & EBB
  Riders.............  $  949.92   $1,609.14   $2,196.04   $3,371.95
MAINSTAY VP CASH
  MANAGEMENT
without any Riders...  $  868.05   $1,364.31   $1,785.40   $2,503.45
with IPP Rider.......  $  911.46   $1,494.23   $2,003.51   $2,965.81
with EBB Rider.......  $  896.99   $1,451.06   $1,931.27   $2,814.00
with IPP & EBB
  Riders.............  $  940.40   $1,580.99   $2,149.39   $3,276.37
MAINSTAY VP COMMON
  STOCK--INITIAL
  CLASS
without any Riders...  $  866.14   $1,358.55   $1,775.67   $2,482.55
with IPP Rider.......  $  909.55   $1,488.54   $1,994.00   $2,945.92
with EBB Rider.......  $  895.08   $1,445.35   $1,921.69   $2,793.77
with IPP & EBB
  Riders.............  $  938.50   $1,575.35   $2,140.03   $3,257.13
MAINSTAY VP
 CONVERTIBLE--INITIAL
  CLASS
without any Riders...  $  878.61   $1,396.01   $1,838.80   $2,617.75
with IPP Rider.......  $  921.97   $1,525.50   $2,055.67   $3,074.60
with EBB Rider.......  $  907.52   $1,482.46   $1,983.83   $2,924.60
with IPP & EBB
  Riders.............  $  950.88   $1,611.95   $2,200.70   $3,381.46
MAINSTAY VP
  DEVELOPING
  GROWTH--INITIAL
  CLASS
without any Riders...  $  918.89   $1,516.32   $2,040.37   $3,042.80
with IPP Rider.......  $  962.07   $1,644.14   $2,252.53   $3,479.15
with EBB Rider.......  $  947.67   $1,601.67   $2,182.27   $3,335.88
with IPP & EBB
  Riders.............  $  990.85   $1,729.51   $2,394.44   $3,772.27

                                 EXPENSES IF YOU DO NOT
                                  SURRENDER YOUR POLICY
                       -------------------------------------------
INVESTMENT DIVISION     1 YR       3 YR        5 YR        10 YR
-------------------    -------   ---------   ---------   ---------
MAINSTAY VP
  BALANCED--SERVICE
  CLASS
without any Riders...  $277.76   $  851.92   $1,451.90   $3,072.47
with IPP Rider.......  $323.83   $  988.69   $1,677.19   $3,507.42
with EBB Rider.......  $308.47   $  943.25   $1,602.58   $3,364.63
with IPP & EBB
  Riders.............  $354.54   $1,080.01   $1,827.87   $3,799.56
MAINSTAY VP BASIC
  VALUE--INITIAL
  CLASS
without any Riders...  $262.41   $  806.06   $1,375.86   $2,923.13
with IPP Rider.......  $308.55   $  943.46   $1,602.92   $3,365.30
with EBB Rider.......  $293.17   $  897.81   $1,527.72   $3,220.10
with IPP & EBB
  Riders.............  $339.31   $1,035.20   $1,754.78   $3,662.28
MAINSTAY VP
  BOND--INITIAL CLASS
without any Riders...  $219.42   $  676.90   $1,160.42   $2,493.01
with IPP Rider.......  $265.76   $  816.07   $1,392.48   $2,955.89
with EBB Rider.......  $250.31   $  769.84   $1,315.62   $2,803.89
with IPP & EBB
  Riders.............  $296.64   $  909.01   $1,547.69   $3,266.76
MAINSTAY VP CAPITAL
APPRECIATION--INITIAL
  CLASS
without any Riders...  $230.68   $  710.84   $1,217.20   $2,607.39
with IPP Rider.......  $276.96   $  849.55   $1,447.97   $3,064.76
with EBB Rider.......  $261.53   $  803.45   $1,371.53   $2,914.58
with IPP & EBB
  Riders.............  $307.81   $  942.17   $1,602.28   $3,371.95
MAINSTAY VP CASH
  MANAGEMENT
without any Riders...  $220.44   $  679.98   $1,165.58   $2,503.45
with IPP Rider.......  $266.77   $  819.12   $1,397.53   $2,965.81
with EBB Rider.......  $251.33   $  772.89   $1,320.71   $2,814.00
with IPP & EBB
  Riders.............  $297.66   $  912.02   $1,552.66   $3,276.37
MAINSTAY VP COMMON
  STOCK--INITIAL
  CLASS
without any Riders...  $218.40   $  673.81   $1,155.23   $2,482.55
with IPP Rider.......  $264.73   $  813.02   $1,387.41   $2,945.92
with EBB Rider.......  $249.29   $  766.76   $1,310.52   $2,793.77
with IPP & EBB
  Riders.............  $295.62   $  905.98   $1,542.71   $3,257.13
MAINSTAY VP
 CONVERTIBLE--INITIAL
  CLASS
without any Riders...  $231.71   $  713.93   $1,222.37   $2,617.75
with IPP Rider.......  $277.98   $  852.60   $1,453.00   $3,074.60
with EBB Rider.......  $262.56   $  806.51   $1,376.61   $2,924.60
with IPP & EBB
  Riders.............  $308.83   $  945.18   $1,607.24   $3,381.46
MAINSTAY VP
  DEVELOPING
  GROWTH--INITIAL
  CLASS
without any Riders...  $274.69   $  842.77   $1,436.73   $3,042.80
with IPP Rider.......  $320.77   $  979.66   $1,662.37   $3,479.15
with EBB Rider.......  $305.41   $  934.18   $1,587.65   $3,335.88
with IPP & EBB
  Riders.............  $351.50   $1,071.07   $1,813.30   $3,772.27

                                 EXPENSES IF YOU ANNUITIZE
                                        YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders...  $  915.05   $  830.55   $1,416.48   $3,003.05
with IPP Rider.......  $  958.25   $  967.61   $1,642.60   $3,441.35
with EBB Rider.......  $  943.85   $  922.07   $1,567.71   $3,297.46
with IPP & EBB
  Riders.............  $  987.04   $1,059.13   $1,793.83   $3,735.76

MAINSTAY VP
  GOVERNMENT--INITIAL
  CLASS
without any Riders...  $  871.89   $  692.34   $1,186.26   $2,545.16
with IPP Rider.......  $  915.28   $  831.29   $1,417.73   $3,005.53
with EBB Rider.......  $  900.82   $  785.11   $1,341.05   $2,854.34
with IPP & EBB
  Riders.............  $  944.21   $  924.09   $1,572.54   $3,314.72

MAINSTAY VP
  GROWTH--INITIAL
  CLASS
without any Riders...  $  896.82   $  772.35   $1,319.81   $2,812.20
with IPP Rider.......  $  940.10   $  910.21   $1,548.17   $3,259.73
with EBB Rider.......  $  925.68   $  864.39   $1,472.53   $3,112.77
with IPP & EBB
  Riders.............  $  968.96   $1,002.26   $1,700.90   $3,560.28

MAINSTAY VP HIGH
  YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...  $  871.89   $  692.34   $1,186.26   $2,545.16
with IPP Rider.......  $  915.28   $  831.29   $1,417.73   $3,005.53
with EBB Rider.......  $  900.82   $  785.11   $1,341.05   $2,854.34
with IPP & EBB
  Riders.............  $  944.21   $  924.09   $1,572.54   $3,314.72

MAINSTAY VP INCOME &
  GROWTH--INITIAL
  CLASS
without any Riders...  $  901.62   $  787.69   $1,345.33   $2,862.79
with IPP Rider.......  $  944.88   $  925.34   $1,573.10   $3,307.86
with EBB Rider.......  $  930.46   $  879.59   $1,497.64   $3,161.70
with IPP & EBB
  Riders.............  $  973.72   $1,017.24   $1,725.42   $3,606.78

MAINSTAY VP
  INTERNATIONAL
  EQUITY--INITIAL
  CLASS
without any Riders...  $  910.25   $  815.25   $1,391.12   $2,953.18
with IPP Rider.......  $  953.47   $  952.52   $1,617.81   $3,393.89
with EBB Rider.......  $  939.06   $  906.91   $1,542.74   $3,249.18
with IPP & EBB
  Riders.............  $  982.28   $1,044.17   $1,769.42   $3,689.88

MAINSTAY VP MID CAP
  CORE--SERVICE CLASS
without any Riders...  $  939.02   $  906.77   $1,542.51   $3,248.75
with IPP Rider.......  $  982.11   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.......  $  967.75   $  997.58   $1,691.75   $3,535.15
with IPP & EBB
  Riders.............  $1,010.83   $1,133.59   $1,914.95   $3,961.62

MAINSTAY VP MID CAP
  GROWTH--SERVICE
  CLASS
without any Riders...  $  923.68   $  858.02   $1,461.99   $3,092.22
with IPP Rider.......  $  966.83   $  994.72   $1,687.07   $3,526.22
with EBB Rider.......  $  952.45   $  949.29   $1,612.51   $3,383.71
with IPP & EBB
  Riders.............  $  995.61   $1,085.97   $1,837.57   $3,817.71

MAINSTAY VP MID CAP
  VALUE--INITIAL
  CLASS
without any Riders...  $  892.99   $  760.07   $1,299.36   $2,771.57
with IPP Rider.......  $  936.28   $  898.10   $1,528.20   $3,221.04
with EBB Rider.......  $  921.85   $  852.23   $1,452.40   $3,073.44
with IPP & EBB
  Riders.............  $  965.15   $  990.27   $1,681.25   $3,522.91

                                      EXPENSES IF YOU
                                   SURRENDER YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders...  $  915.05   $1,504.91   $2,021.33   $3,003.05
with IPP Rider.......  $  958.25   $1,632.89   $2,233.94   $3,441.35
with EBB Rider.......  $  943.85   $1,590.37   $2,163.53   $3,297.46
with IPP & EBB
  Riders.............  $  987.04   $1,718.35   $2,376.13   $3,735.76
MAINSTAY VP
  GOVERNMENT--INITIAL
  CLASS
without any Riders...  $  871.89   $1,375.85   $1,804.85   $2,545.16
with IPP Rider.......  $  915.28   $1,505.60   $2,022.51   $3,005.53
with EBB Rider.......  $  900.82   $1,462.48   $1,950.40   $2,854.34
with IPP & EBB
  Riders.............  $  944.21   $1,592.26   $2,168.08   $3,314.72
MAINSTAY VP
  GROWTH--INITIAL
  CLASS
without any Riders...  $  896.82   $1,450.56   $1,930.43   $2,812.20
with IPP Rider.......  $  940.10   $1,579.29   $2,145.16   $3,259.73
with EBB Rider.......  $  925.68   $1,536.51   $2,074.03   $3,112.77
with IPP & EBB
  Riders.............  $  968.96   $1,665.25   $2,288.77   $3,560.28
MAINSTAY VP HIGH
  YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...  $  871.89   $1,375.85   $1,804.85   $2,545.16
with IPP Rider.......  $  915.28   $1,505.60   $2,022.51   $3,005.53
with EBB Rider.......  $  900.82   $1,462.48   $1,950.40   $2,854.34
with IPP & EBB
  Riders.............  $  944.21   $1,592.26   $2,168.08   $3,314.72
MAINSTAY VP INCOME &
  GROWTH--INITIAL
  CLASS
without any Riders...  $  901.62   $1,464.89   $1,954.42   $2,862.79
with IPP Rider.......  $  944.88   $1,593.42   $2,168.59   $3,307.86
with EBB Rider.......  $  930.46   $1,550.70   $2,097.64   $3,161.70
with IPP & EBB
  Riders.............  $  973.72   $1,679.24   $2,311.82   $3,606.78
MAINSTAY VP
  INTERNATIONAL
  EQUITY--INITIAL
  CLASS
without any Riders...  $  910.25   $1,490.63   $1,997.48   $2,953.18
with IPP Rider.......  $  953.47   $1,618.80   $2,210.64   $3,393.89
with EBB Rider.......  $  939.06   $1,576.22   $2,140.04   $3,249.18
with IPP & EBB
  Riders.............  $  982.28   $1,704.39   $2,353.19   $3,689.88
MAINSTAY VP MID CAP
  CORE--SERVICE CLASS
without any Riders...  $  939.02   $1,576.08   $2,139.83   $3,248.75
with IPP Rider.......  $  982.11   $1,703.09   $2,349.68   $3,675.19
with EBB Rider.......  $  967.75   $1,660.88   $2,280.16   $3,535.15
with IPP & EBB
  Riders.............  $1,010.83   $1,787.88   $2,490.01   $3,961.62
MAINSTAY VP MID CAP
  GROWTH--SERVICE
  CLASS
without any Riders...  $  923.68   $1,530.56   $2,064.12   $3,092.22
with IPP Rider.......  $  966.83   $1,658.20   $2,275.75   $3,526.22
with EBB Rider.......  $  952.45   $1,615.79   $2,205.65   $3,383.71
with IPP & EBB
  Riders.............  $  995.61   $1,743.41   $2,417.26   $3,817.71
MAINSTAY VP MID CAP
  VALUE--INITIAL
  CLASS
without any Riders...  $  892.99   $1,439.09   $1,911.20   $2,771.57
with IPP Rider.......  $  936.28   $1,567.98   $2,126.38   $3,221.04
with EBB Rider.......  $  921.85   $1,525.16   $2,055.11   $3,073.44
with IPP & EBB
  Riders.............  $  965.15   $1,654.05   $2,270.29   $3,522.91

                                 EXPENSES IF YOU DO NOT
                                  SURRENDER YOUR POLICY
                       -------------------------------------------
INVESTMENT DIVISION     1 YR       3 YR        5 YR        10 YR
-------------------    -------   ---------   ---------   ---------
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders...  $270.60   $  830.55   $1,416.48   $3,003.05
with IPP Rider.......  $316.70   $  967.61   $1,642.60   $3,441.35
with EBB Rider.......  $301.33   $  922.07   $1,567.71   $3,297.46
with IPP & EBB
  Riders.............  $347.43   $1,059.13   $1,793.83   $3,735.76
MAINSTAY VP
  GOVERNMENT--INITIAL
  CLASS
without any Riders...  $224.54   $  692.34   $1,186.26   $2,545.16
with IPP Rider.......  $270.85   $  831.29   $1,417.73   $3,005.53
with EBB Rider.......  $255.41   $  785.11   $1,341.05   $2,854.34
with IPP & EBB
  Riders.............  $301.72   $  924.09   $1,572.54   $3,314.72
MAINSTAY VP
  GROWTH--INITIAL
  CLASS
without any Riders...  $251.15   $  772.35   $1,319.81   $2,812.20
with IPP Rider.......  $297.34   $  910.21   $1,548.17   $3,259.73
with EBB Rider.......  $281.94   $  864.39   $1,472.53   $3,112.77
with IPP & EBB
  Riders.............  $328.13   $1,002.26   $1,700.90   $3,560.28
MAINSTAY VP HIGH
  YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...  $224.54   $  692.34   $1,186.26   $2,545.16
with IPP Rider.......  $270.85   $  831.29   $1,417.73   $3,005.53
with EBB Rider.......  $255.41   $  785.11   $1,341.05   $2,854.34
with IPP & EBB
  Riders.............  $301.72   $  924.09   $1,572.54   $3,314.72
MAINSTAY VP INCOME &
  GROWTH--INITIAL
  CLASS
without any Riders...  $256.27   $  787.69   $1,345.33   $2,862.79
with IPP Rider.......  $302.43   $  925.34   $1,573.10   $3,307.86
with EBB Rider.......  $287.05   $  879.59   $1,497.64   $3,161.70
with IPP & EBB
  Riders.............  $333.21   $1,017.24   $1,725.42   $3,606.78
MAINSTAY VP
  INTERNATIONAL
  EQUITY--INITIAL
  CLASS
without any Riders...  $265.47   $  815.25   $1,391.12   $2,953.18
with IPP Rider.......  $311.60   $  952.52   $1,617.81   $3,393.89
with EBB Rider.......  $296.22   $  906.91   $1,542.74   $3,249.18
with IPP & EBB
  Riders.............  $342.35   $1,044.17   $1,769.42   $3,689.88
MAINSTAY VP MID CAP
  CORE--SERVICE CLASS
without any Riders...  $296.18   $  906.77   $1,542.51   $3,248.75
with IPP Rider.......  $342.16   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.......  $326.84   $  997.58   $1,691.75   $3,535.15
with IPP & EBB
  Riders.............  $372.82   $1,133.59   $1,914.95   $3,961.62
MAINSTAY VP MID CAP
  GROWTH--SERVICE
  CLASS
without any Riders...  $279.80   $  858.02   $1,461.99   $3,092.22
with IPP Rider.......  $325.86   $  994.72   $1,687.07   $3,526.22
with EBB Rider.......  $310.51   $  949.29   $1,612.51   $3,383.71
with IPP & EBB
  Riders.............  $356.57   $1,085.97   $1,837.57   $3,817.71
MAINSTAY VP MID CAP
  VALUE--INITIAL
  CLASS
without any Riders...  $247.05   $  760.07   $1,299.36   $2,771.57
with IPP Rider.......  $293.26   $  898.10   $1,528.20   $3,221.04
with EBB Rider.......  $277.86   $  852.23   $1,452.40   $3,073.44
with IPP & EBB
  Riders.............  $324.07   $  990.27   $1,681.25   $3,522.91

                                 EXPENSES IF YOU ANNUITIZE
                                        YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
MAINSTAY VP S&P 500
  INDEX--INITIAL
  CLASS
without any Riders...  $  852.71   $  630.50   $1,082.54   $2,335.03
with IPP Rider.......  $  896.19   $  770.32   $1,316.42   $2,805.49
with EBB Rider.......  $  881.70   $  723.86   $1,238.95   $2,651.00
with IPP & EBB
  Riders.............  $  925.17   $  863.66   $1,472.83   $3,121.47

MAINSTAY VP SMALL CAP
  GROWTH--INITIAL
  CLASS
without any Riders...  $  915.05   $  830.55   $1,416.48   $3,003.05
with IPP Rider.......  $  958.25   $  967.61   $1,642.60   $3,441.35
with EBB Rider.......  $  943.85   $  922.07   $1,567.71   $3,297.46
with IPP & EBB
  Riders.............  $  987.04   $1,059.13   $1,793.83   $3,735.76

MAINSTAY VP TOTAL
  RETURN--INITIAL
  CLASS
without any Riders...  $  874.77   $  701.59   $1,201.74   $2,576.31
with IPP Rider.......  $  918.15   $  840.43   $1,432.85   $3,035.18
with EBB Rider.......  $  903.69   $  794.30   $1,356.31   $2,884.51
with IPP & EBB
  Riders.............  $  947.07   $  933.13   $1,587.42   $3,343.37

MAINSTAY VP
  VALUE--INITIAL
  CLASS
without any Riders...  $  877.64   $  710.84   $1,217.20   $2,607.39
with IPP Rider.......  $  921.01   $  849.55   $1,447.97   $3,064.76
with EBB Rider.......  $  906.55   $  803.45   $1,371.53   $2,914.58
with IPP & EBB
  Riders.............  $  949.92   $  942.17   $1,602.28   $3,371.95

ALGER AMERICAN SMALL
CAPITALIZATION--CLASS
  O SHARES
without any Riders...  $  908.33   $  809.13   $1,380.95   $2,933.17
with IPP Rider.......  $  951.56   $  946.48   $1,607.89   $3,374.84
with EBB Rider.......  $  937.15   $  900.85   $1,532.73   $3,229.82
with IPP & EBB
  Riders.............  $  980.38   $1,038.20   $1,759.66   $3,671.47

CALVERT SOCIAL
  BALANCED
without any Riders...  $  902.58   $  790.74   $1,350.40   $2,872.86
with IPP Rider.......  $  945.83   $  928.35   $1,578.07   $3,317.45
with EBB Rider.......  $  931.41   $  882.63   $1,502.67   $3,171.46
with IPP & EBB
  Riders.............  $  974.67   $1,020.24   $1,730.32   $3,616.04

COLONIAL SMALL CAP
  VALUE FUND,
  VARIABLE
  SERIES--CLASS B
without any Riders...  $  932.31   $  885.47   $1,507.35   $3,180.57
with IPP Rider.......  $  975.43   $1,021.78   $1,731.36   $3,610.32
with EBB Rider.......  $  961.06   $  976.48   $1,657.16   $3,469.20
with IPP & EBB
  Riders.............  $1,004.18   $1,112.79   $1,881.18   $3,898.95

DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL
  SHARES
without any Riders...  $  896.82   $  772.35   $1,319.81   $2,812.20
with IPP Rider.......  $  940.10   $  910.21   $1,548.17   $3,259.73
with EBB Rider.......  $  925.68   $  864.39   $1,472.53   $3,112.77
with IPP & EBB
  Riders.............  $  968.96   $1,002.26   $1,700.90   $3,560.28

FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL
  CLASS
without any Riders...  $  880.53   $  720.09   $1,232.66   $2,638.38
with IPP Rider.......  $  923.88   $  858.67   $1,463.05   $3,094.26
with EBB Rider.......  $  909.43   $  812.62   $1,386.74   $2,944.55
with IPP & EBB
  Riders.............  $  952.78   $  951.20   $1,617.13   $3,400.44

                                      EXPENSES IF YOU
                                   SURRENDER YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
MAINSTAY VP S&P 500
  INDEX--INITIAL
  CLASS
without any Riders...  $  852.71   $1,318.10   $1,707.31   $2,335.03
with IPP Rider.......  $  896.19   $1,448.66   $1,927.24   $2,805.49
with EBB Rider.......  $  881.70   $1,405.28   $1,854.40   $2,651.00
with IPP & EBB
  Riders.............  $  925.17   $1,535.83   $2,074.32   $3,121.47
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL
  CLASS
without any Riders...  $  915.05   $1,504.91   $2,021.33   $3,003.05
with IPP Rider.......  $  958.25   $1,632.89   $2,233.94   $3,441.35
with EBB Rider.......  $  943.85   $1,590.37   $2,163.53   $3,297.46
with IPP & EBB
  Riders.............  $  987.04   $1,718.35   $2,376.13   $3,735.76
MAINSTAY VP TOTAL
  RETURN--INITIAL
  CLASS
without any Riders...  $  874.77   $1,384.49   $1,819.40   $2,576.31
with IPP Rider.......  $  918.15   $1,514.13   $2,036.72   $3,035.18
with EBB Rider.......  $  903.69   $1,471.06   $1,964.75   $2,884.51
with IPP & EBB
  Riders.............  $  947.07   $1,600.70   $2,182.07   $3,343.37
MAINSTAY VP
  VALUE--INITIAL
  CLASS
without any Riders...  $  877.64   $1,393.12   $1,833.95   $2,607.39
with IPP Rider.......  $  921.01   $1,522.65   $2,050.93   $3,064.76
with EBB Rider.......  $  906.55   $1,479.61   $1,979.06   $2,914.58
with IPP & EBB
  Riders.............  $  949.92   $1,609.14   $2,196.04   $3,371.95
ALGER AMERICAN SMALL
CAPITALIZATION--CLASS
  O SHARES
without any Riders...  $  908.33   $1,484.91   $1,987.92   $2,933.17
with IPP Rider.......  $  951.56   $1,613.16   $2,201.30   $3,374.84
with EBB Rider.......  $  937.15   $1,570.55   $2,130.64   $3,229.82
with IPP & EBB
  Riders.............  $  980.38   $1,698.81   $2,344.02   $3,671.47
CALVERT SOCIAL
  BALANCED
without any Riders...  $  902.58   $1,467.74   $1,959.19   $2,872.86
with IPP Rider.......  $  945.83   $1,596.23   $2,173.27   $3,317.45
with EBB Rider.......  $  931.41   $1,553.54   $2,102.37   $3,171.46
with IPP & EBB
  Riders.............  $  974.67   $1,682.04   $2,316.42   $3,616.04
COLONIAL SMALL CAP
  VALUE FUND,
  VARIABLE
  SERIES--CLASS B
without any Riders...  $  932.31   $1,556.19   $2,106.77   $3,180.57
with IPP Rider.......  $  975.43   $1,683.47   $2,317.39   $3,610.32
with EBB Rider.......  $  961.06   $1,641.18   $2,247.63   $3,469.20
with IPP & EBB
  Riders.............  $1,004.18   $1,768.46   $2,458.26   $3,898.95
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL
  SHARES
without any Riders...  $  896.82   $1,450.56   $1,930.43   $2,812.20
with IPP Rider.......  $  940.10   $1,579.29   $2,145.16   $3,259.73
with EBB Rider.......  $  925.68   $1,536.51   $2,074.03   $3,112.77
with IPP & EBB
  Riders.............  $  968.96   $1,665.25   $2,288.77   $3,560.28
FIDELITY(R) VIP
  CONTRAFUND(R)--INIT
  CLASS
without any Riders...  $  880.53   $1,401.76   $1,848.48   $2,638.38
with IPP Rider.......  $  923.88   $1,531.17   $2,065.12   $3,094.26
with EBB Rider.......  $  909.43   $1,488.16   $1,993.36   $2,944.55
with IPP & EBB
  Riders.............  $  952.78   $1,617.57   $2,210.00   $3,400.44

                                 EXPENSES IF YOU DO NOT
                                  SURRENDER YOUR POLICY
                       -------------------------------------------
INVESTMENT DIVISION     1 YR       3 YR        5 YR        10 YR
-------------------    -------   ---------   ---------   ---------
MAINSTAY VP S&P 500
  INDEX--INITIAL
  CLASS
without any Riders...  $204.07   $  630.50   $1,082.54   $2,335.03
with IPP Rider.......  $250.47   $  770.32   $1,316.42   $2,805.49
with EBB Rider.......  $235.00   $  723.86   $1,238.95   $2,651.00
with IPP & EBB
  Riders.............  $281.40   $  863.66   $1,472.83   $3,121.47
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL
  CLASS
without any Riders...  $270.60   $  830.55   $1,416.48   $3,003.05
with IPP Rider.......  $316.70   $  967.61   $1,642.60   $3,441.35
with EBB Rider.......  $301.33   $  922.07   $1,567.71   $3,297.46
with IPP & EBB
  Riders.............  $347.43   $1,059.13   $1,793.83   $3,735.76
MAINSTAY VP TOTAL
  RETURN--INITIAL
  CLASS
without any Riders...  $227.61   $  701.59   $1,201.74   $2,576.31
with IPP Rider.......  $273.91   $  840.43   $1,432.85   $3,035.18
with EBB Rider.......  $258.48   $  794.30   $1,356.31   $2,884.51
with IPP & EBB
  Riders.............  $304.77   $  933.13   $1,587.42   $3,343.37
MAINSTAY VP
  VALUE--INITIAL
  CLASS
without any Riders...  $230.68   $  710.84   $1,217.20   $2,607.39
with IPP Rider.......  $276.96   $  849.55   $1,447.97   $3,064.76
with EBB Rider.......  $261.53   $  803.45   $1,371.53   $2,914.58
with IPP & EBB
  Riders.............  $307.81   $  942.17   $1,602.28   $3,371.95
ALGER AMERICAN SMALL
CAPITALIZATION--CLASS
  O SHARES
without any Riders...  $263.43   $  809.13   $1,380.95   $2,933.17
with IPP Rider.......  $309.56   $  946.48   $1,607.89   $3,374.84
with EBB Rider.......  $294.18   $  900.85   $1,532.73   $3,229.82
with IPP & EBB
  Riders.............  $340.32   $1,038.20   $1,759.66   $3,671.47
CALVERT SOCIAL
  BALANCED
without any Riders...  $257.29   $  790.74   $1,350.40   $2,872.86
with IPP Rider.......  $303.45   $  928.35   $1,578.07   $3,317.45
with EBB Rider.......  $288.06   $  882.63   $1,502.67   $3,171.46
with IPP & EBB
  Riders.............  $334.22   $1,020.24   $1,730.32   $3,616.04
COLONIAL SMALL CAP
  VALUE FUND,
  VARIABLE
  SERIES--CLASS B
without any Riders...  $289.02   $  885.47   $1,507.35   $3,180.57
with IPP Rider.......  $335.04   $1,021.78   $1,731.36   $3,610.32
with EBB Rider.......  $319.70   $  976.48   $1,657.16   $3,469.20
with IPP & EBB
  Riders.............  $365.72   $1,112.79   $1,881.18   $3,898.95
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL
  SHARES
without any Riders...  $251.15   $  772.35   $1,319.81   $2,812.20
with IPP Rider.......  $297.34   $  910.21   $1,548.17   $3,259.73
with EBB Rider.......  $281.94   $  864.39   $1,472.53   $3,112.77
with IPP & EBB
  Riders.............  $328.13   $1,002.26   $1,700.90   $3,560.28
FIDELITY(R) VIP
  CONTRAFUND(R)--INIT
  CLASS
without any Riders...  $233.75   $  720.09   $1,232.66   $2,638.38
with IPP Rider.......  $280.02   $  858.67   $1,463.05   $3,094.26
with EBB Rider.......  $264.60   $  812.62   $1,386.74   $2,944.55
with IPP & EBB
  Riders.............  $310.87   $  951.20   $1,617.13   $3,400.44

                                 EXPENSES IF YOU ANNUITIZE
                                        YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
FIDELITY(R) VIP
  EQUITY-
  INCOME--INITIAL
  CLASS
without any Riders...  $  870.94   $  689.26   $1,181.11   $2,534.75
with IPP Rider.......  $  914.33   $  828.25   $1,412.68   $2,995.62
with EBB Rider.......  $  899.87   $  782.07   $1,335.99   $2,844.29
with IPP & EBB
  Riders.............  $  943.26   $  921.08   $1,567.58   $3,305.16

FIDELITY(R) VIP MID
  CAP--SERVICE CLASS
  2
without any Riders...  $  907.38   $  806.06   $1,375.86   $2,923.13
with IPP Rider.......  $  950.61   $  943.46   $1,602.92   $3,365.30
with EBB Rider.......  $  936.20   $  897.81   $1,527.72   $3,220.10
with IPP & EBB
  Riders.............  $  979.43   $1,035.20   $1,754.78   $3,662.28

JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL
  SHARES
without any Riders...  $  869.02   $  683.08   $1,170.76   $2,513.90
with IPP Rider.......  $  912.42   $  822.17   $1,402.59   $2,975.77
with EBB Rider.......  $  897.95   $  775.96   $1,325.80   $2,824.11
with IPP & EBB
  Riders.............  $  941.36   $  915.04   $1,557.64   $3,285.96

JANUS ASPEN SERIES
  WORLDWIDE
GROWTH--INSTITUTIONAL
  SHARES
without any Riders...  $  875.73   $  704.68   $1,206.90   $2,586.71
with IPP Rider.......  $  919.10   $  843.47   $1,437.89   $3,045.06
with EBB Rider.......  $  904.64   $  797.35   $1,361.39   $2,894.56
with IPP & EBB
  Riders.............  $  948.02   $  936.14   $1,592.38   $3,352.91

MFS(R) INVESTORS
  TRUST
  SERIES--INITIAL
  CLASS
without any Riders...  $  897.79   $  775.42   $1,324.92   $2,822.35
with IPP Rider.......  $  941.06   $  913.24   $1,553.17   $3,269.37
with EBB Rider.......  $  926.64   $  867.43   $1,477.56   $3,122.58
with IPP & EBB
  Riders.............  $  969.91   $1,005.26   $1,705.81   $3,569.59

MFS(R) RESEARCH
  SERIES--INITIAL
  CLASS
without any Riders...  $  899.71   $  781.55   $1,335.12   $2,842.58
with IPP Rider.......  $  942.97   $  919.28   $1,563.12   $3,288.61
with EBB Rider.......  $  928.55   $  873.52   $1,487.61   $3,142.17
with IPP & EBB
  Riders.............  $  971.82   $1,011.26   $1,715.63   $3,588.20

MFS(R) UTILITIES
  SERIES--INITIAL
  CLASS
without any Riders...  $  900.66   $  784.61   $1,340.22   $2,852.69
with IPP Rider.......  $  943.92   $  922.30   $1,568.12   $3,298.25
with EBB Rider.......  $  929.50   $  876.55   $1,492.63   $3,151.94
with IPP & EBB
  Riders.............  $  972.76   $1,014.24   $1,720.52   $3,597.48

NEUBERGER BERMAN
  MID-CAP
  GROWTH--CLASS I
without any Riders...  $  903.54   $  793.82   $1,355.52   $2,882.94
with IPP Rider.......  $  946.79   $  931.38   $1,583.05   $3,327.04
with EBB Rider.......  $  932.37   $  885.67   $1,507.69   $3,181.21
with IPP & EBB
  Riders.............  $  975.62   $1,023.24   $1,735.22   $3,625.32

ROYCE MICRO-CAP
  PORTFOLIO
without any Riders...  $  943.82   $  921.97   $1,567.55   $3,297.15
with IPP Rider.......  $  986.89   $1,057.77   $1,790.16   $3,721.27
with EBB Rider.......  $  972.53   $1,012.65   $1,716.43   $3,582.01
with IPP & EBB
  Riders.............  $1,015.60   $1,148.45   $1,939.03   $4,006.12

                                      EXPENSES IF YOU
                                   SURRENDER YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
FIDELITY(R) VIP
  EQUITY-
  INCOME--INITIAL
  CLASS
without any Riders...  $  870.94   $1,372.97   $1,800.00   $2,534.75
with IPP Rider.......  $  914.33   $1,502.76   $2,017.76   $2,995.62
with EBB Rider.......  $  899.87   $1,459.64   $1,945.64   $2,844.29
with IPP & EBB
  Riders.............  $  943.26   $1,589.44   $2,163.41   $3,305.16
FIDELITY(R) VIP MID
  CAP--SERVICE CLASS
  2
without any Riders...  $  907.38   $1,482.04   $1,983.13   $2,923.13
with IPP Rider.......  $  950.61   $1,610.34   $2,196.64   $3,365.30
with EBB Rider.......  $  936.20   $1,567.71   $2,125.93   $3,220.10
with IPP & EBB
  Riders.............  $  979.43   $1,696.01   $2,339.42   $3,662.28
JANUS ASPEN SERIES
  BALANCED--INSTITUTI
  SHARES
without any Riders...  $  869.02   $1,367.20   $1,790.27   $2,513.90
with IPP Rider.......  $  912.42   $1,497.08   $2,008.27   $2,975.77
with EBB Rider.......  $  897.95   $1,453.93   $1,936.06   $2,824.11
with IPP & EBB
  Riders.............  $  941.36   $1,583.81   $2,154.06   $3,285.96
JANUS ASPEN SERIES
  WORLDWIDE
GROWTH--INSTITUTIONAL
  SHARES
without any Riders...  $  875.73   $1,387.37   $1,824.26   $2,586.71
with IPP Rider.......  $  919.10   $1,516.98   $2,041.46   $3,045.06
with EBB Rider.......  $  904.64   $1,473.91   $1,969.52   $2,894.56
with IPP & EBB
  Riders.............  $  948.02   $1,603.51   $2,186.73   $3,352.91
MFS(R) INVESTORS
  TRUST
  SERIES--INITIAL
  CLASS
without any Riders...  $  897.79   $1,453.43   $1,935.23   $2,822.35
with IPP Rider.......  $  941.06   $1,582.12   $2,149.85   $3,269.37
with EBB Rider.......  $  926.64   $1,539.35   $2,078.76   $3,122.58
with IPP & EBB
  Riders.............  $  969.91   $1,668.05   $2,293.38   $3,569.59
MFS(R) RESEARCH
  SERIES--INITIAL
  CLASS
without any Riders...  $  899.71   $1,459.15   $1,944.82   $2,842.58
with IPP Rider.......  $  942.97   $1,587.77   $2,159.21   $3,288.61
with EBB Rider.......  $  928.55   $1,545.03   $2,088.21   $3,142.17
with IPP & EBB
  Riders.............  $  971.82   $1,673.65   $2,302.61   $3,588.20
MFS(R) UTILITIES
  SERIES--INITIAL
  CLASS
without any Riders...  $  900.66   $1,462.01   $1,949.62   $2,852.69
with IPP Rider.......  $  943.92   $1,590.59   $2,163.91   $3,298.25
with EBB Rider.......  $  929.50   $1,547.86   $2,092.93   $3,151.94
with IPP & EBB
  Riders.............  $  972.76   $1,676.44   $2,307.21   $3,597.48
NEUBERGER BERMAN
  MID-CAP
  GROWTH--CLASS I
without any Riders...  $  903.54   $1,470.61   $1,964.00   $2,882.94
with IPP Rider.......  $  946.79   $1,599.06   $2,177.95   $3,327.04
with EBB Rider.......  $  932.37   $1,556.38   $2,107.09   $3,181.21
with IPP & EBB
  Riders.............  $  975.62   $1,684.84   $2,321.04   $3,625.32
ROYCE MICRO-CAP
  PORTFOLIO
without any Riders...  $  943.82   $1,590.28   $2,163.38   $3,297.15
with IPP Rider.......  $  986.89   $1,717.09   $2,372.67   $3,721.27
with EBB Rider.......  $  972.53   $1,674.95   $2,303.36   $3,582.01
with IPP & EBB
  Riders.............  $1,015.60   $1,801.76   $2,512.65   $4,006.12

                                 EXPENSES IF YOU DO NOT
                                  SURRENDER YOUR POLICY
                       -------------------------------------------
INVESTMENT DIVISION     1 YR       3 YR        5 YR        10 YR
-------------------    -------   ---------   ---------   ---------
FIDELITY(R) VIP
  EQUITY-
  INCOME--INITIAL
  CLASS
without any Riders...  $223.52   $  689.26   $1,181.11   $2,534.75
with IPP Rider.......  $269.83   $  828.25   $1,412.68   $2,995.62
with EBB Rider.......  $254.39   $  782.07   $1,335.99   $2,844.29
with IPP & EBB
  Riders.............  $300.71   $  921.08   $1,567.58   $3,305.16
FIDELITY(R) VIP MID
  CAP--SERVICE CLASS
  2
without any Riders...  $262.41   $  806.06   $1,375.86   $2,923.13
with IPP Rider.......  $308.55   $  943.46   $1,602.92   $3,365.30
with EBB Rider.......  $293.17   $  897.81   $1,527.72   $3,220.10
with IPP & EBB
  Riders.............  $339.31   $1,035.20   $1,754.78   $3,662.28
JANUS ASPEN SERIES
  BALANCED--INSTITUTI
  SHARES
without any Riders...  $221.47   $  683.08   $1,170.76   $2,513.90
with IPP Rider.......  $267.79   $  822.17   $1,402.59   $2,975.77
with EBB Rider.......  $252.35   $  775.96   $1,325.80   $2,824.11
with IPP & EBB
  Riders.............  $298.68   $  915.04   $1,557.64   $3,285.96
JANUS ASPEN SERIES
  WORLDWIDE
GROWTH--INSTITUTIONAL
  SHARES
without any Riders...  $228.63   $  704.68   $1,206.90   $2,586.71
with IPP Rider.......  $274.92   $  843.47   $1,437.89   $3,045.06
with EBB Rider.......  $259.49   $  797.35   $1,361.39   $2,894.56
with IPP & EBB
  Riders.............  $305.78   $  936.14   $1,592.38   $3,352.91
MFS(R) INVESTORS
  TRUST
  SERIES--INITIAL
  CLASS
without any Riders...  $252.17   $  775.42   $1,324.92   $2,822.35
with IPP Rider.......  $298.36   $  913.24   $1,553.17   $3,269.37
with EBB Rider.......  $282.96   $  867.43   $1,477.56   $3,122.58
with IPP & EBB
  Riders.............  $329.15   $1,005.26   $1,705.81   $3,569.59
MFS(R) RESEARCH
  SERIES--INITIAL
  CLASS
without any Riders...  $254.22   $  781.55   $1,335.12   $2,842.58
with IPP Rider.......  $300.40   $  919.28   $1,563.12   $3,288.61
with EBB Rider.......  $285.01   $  873.52   $1,487.61   $3,142.17
with IPP & EBB
  Riders.............  $331.18   $1,011.26   $1,715.63   $3,588.20
MFS(R) UTILITIES
  SERIES--INITIAL
  CLASS
without any Riders...  $255.24   $  784.61   $1,340.22   $2,852.69
with IPP Rider.......  $301.41   $  922.30   $1,568.12   $3,298.25
with EBB Rider.......  $286.02   $  876.55   $1,492.63   $3,151.94
with IPP & EBB
  Riders.............  $332.19   $1,014.24   $1,720.52   $3,597.48
NEUBERGER BERMAN
  MID-CAP
  GROWTH--CLASS I
without any Riders...  $258.32   $  793.82   $1,355.52   $2,882.94
with IPP Rider.......  $304.47   $  931.38   $1,583.05   $3,327.04
with EBB Rider.......  $289.09   $  885.67   $1,507.69   $3,181.21
with IPP & EBB
  Riders.............  $335.24   $1,023.24   $1,735.22   $3,625.32
ROYCE MICRO-CAP
  PORTFOLIO
without any Riders...  $301.30   $  921.97   $1,567.55   $3,297.15
with IPP Rider.......  $347.26   $1,057.77   $1,790.16   $3,721.27
with EBB Rider.......  $331.94   $1,012.65   $1,716.43   $3,582.01
with IPP & EBB
  Riders.............  $377.91   $1,148.45   $1,939.03   $4,006.12

                                 EXPENSES IF YOU ANNUITIZE
                                        YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
ROYCE SMALL-CAP
  PORTFOLIO
without any Riders...  $  924.64   $  861.08   $1,467.06   $3,102.07
with IPP Rider.......  $  967.79   $  997.73   $1,691.99   $3,535.60
with EBB Rider.......  $  953.41   $  952.33   $1,617.49   $3,393.24
with IPP & EBB
  Riders.............  $  996.56   $1,088.96   $1,842.44   $3,826.79

T. ROWE PRICE EQUITY
  INCOME PORTFOLIO--I
without any Riders...  $  896.82   $  772.35   $1,319.81   $2,812.20
with IPP Rider.......  $  940.10   $  910.21   $1,548.17   $3,259.73
with EBB Rider.......  $  925.68   $  864.39   $1,472.53   $3,112.77
with IPP & EBB
  Riders.............  $  968.96   $1,002.26   $1,700.90   $3,560.28

VAN ECK WORLDWIDE
  HARD ASSETS
without any Riders...  $  930.39   $  879.38   $1,497.29   $3,161.01
with IPP Rider.......  $  973.52   $1,015.76   $1,721.52   $3,591.68
with EBB Rider.......  $  959.15   $  970.45   $1,647.27   $3,450.28
with IPP & EBB
  Riders.............  $1,002.27   $1,106.83   $1,871.49   $3,880.94

VAN KAMPEN UIF
  EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...  $  979.30   $1,033.94   $1,751.26   $3,647.95
with IPP Rider.......  $1,022.20   $1,168.22   $1,969.59   $4,055.09
with EBB Rider.......  $1,007.90   $1,123.60   $1,897.28   $3,921.42
with IPP & EBB
  Riders.............  $1,050.81   $1,257.86   $2,115.59   $4,328.56

VICTORY VIF
  DIVERSIFIED
  STOCK--CLASS A
  SHARES
without any Riders...  $  984.10   $1,049.02   $1,775.87   $3,694.37
with IPP Rider.......  $1,026.98   $1,183.07   $1,993.62   $4,099.26
with EBB Rider.......  $1,012.69   $1,138.52   $1,921.50   $3,966.32
with IPP & EBB
  Riders.............  $1,055.57   $1,272.58   $2,139.25   $4,371.23

                                      EXPENSES IF YOU
                                   SURRENDER YOUR POLICY
                       ---------------------------------------------
INVESTMENT DIVISION      1 YR        3 YR        5 YR        10 YR
-------------------    ---------   ---------   ---------   ---------
ROYCE SMALL-CAP
  PORTFOLIO
without any Riders...  $  924.64   $1,533.42   $2,068.89   $3,102.07
with IPP Rider.......  $  967.79   $1,661.02   $2,280.38   $3,535.60
with EBB Rider.......  $  953.41   $1,618.62   $2,210.33   $3,393.24
with IPP & EBB
  Riders.............  $  996.56   $1,746.21   $2,421.84   $3,826.79
T. ROWE PRICE EQUITY
  INCOME PORTFOLIO--I
without any Riders...  $  896.82   $1,450.56   $1,930.43   $2,812.20
with IPP Rider.......  $  940.10   $1,579.29   $2,145.16   $3,259.73
with EBB Rider.......  $  925.68   $1,536.51   $2,074.03   $3,112.77
with IPP & EBB
  Riders.............  $  968.96   $1,665.25   $2,288.77   $3,560.28
VAN ECK WORLDWIDE
  HARD ASSETS
without any Riders...  $  930.39   $1,550.50   $2,097.31   $3,161.01
with IPP Rider.......  $  973.52   $1,677.86   $2,308.15   $3,591.68
with EBB Rider.......  $  959.15   $1,635.54   $2,238.33   $3,450.28
with IPP & EBB
  Riders.............  $1,002.27   $1,762.90   $2,449.15   $3,880.94
VAN KAMPEN UIF
  EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...  $  979.30   $1,694.83   $2,336.10   $3,647.95
with IPP Rider.......  $1,022.20   $1,820.21   $2,541.37   $4,055.09
with EBB Rider.......  $1,007.90   $1,778.55   $2,473.39   $3,921.42
with IPP & EBB
  Riders.............  $1,050.81   $1,903.91   $2,678.64   $4,328.56
VICTORY VIF
  DIVERSIFIED
  STOCK--CLASS A
  SHARES
without any Riders...  $  984.10   $1,708.91   $2,359.24   $3,694.37
with IPP Rider.......  $1,026.98   $1,834.08   $2,563.97   $4,099.26
with EBB Rider.......  $1,012.69   $1,792.49   $2,496.16   $3,966.32
with IPP & EBB
  Riders.............  $1,055.57   $1,917.66   $2,700.88   $4,371.23

                                 EXPENSES IF YOU DO NOT
                                  SURRENDER YOUR POLICY
                       -------------------------------------------
INVESTMENT DIVISION     1 YR       3 YR        5 YR        10 YR
-------------------    -------   ---------   ---------   ---------
ROYCE SMALL-CAP
  PORTFOLIO
without any Riders...  $280.83   $  861.08   $1,467.06   $3,102.07
with IPP Rider.......  $326.89   $  997.73   $1,691.99   $3,535.60
with EBB Rider.......  $311.54   $  952.33   $1,617.49   $3,393.24
with IPP & EBB
  Riders.............  $357.59   $1,088.96   $1,842.44   $3,826.79
T. ROWE PRICE EQUITY
  INCOME PORTFOLIO--I
without any Riders...  $251.15   $  772.35   $1,319.81   $2,812.20
with IPP Rider.......  $297.34   $  910.21   $1,548.17   $3,259.73
with EBB Rider.......  $281.94   $  864.39   $1,472.53   $3,112.77
with IPP & EBB
  Riders.............  $328.13   $1,002.26   $1,700.90   $3,560.28
VAN ECK WORLDWIDE
  HARD ASSETS
without any Riders...  $286.97   $  879.38   $1,497.29   $3,161.01
with IPP Rider.......  $333.00   $1,015.76   $1,721.52   $3,591.68
with EBB Rider.......  $317.66   $  970.45   $1,647.27   $3,450.28
with IPP & EBB
  Riders.............  $363.69   $1,106.83   $1,871.49   $3,880.94
VAN KAMPEN UIF
  EMERGING MARKETS
  EQUITY--CLASS I
without any Riders...  $339.16   $1,033.94   $1,751.26   $3,647.95
with IPP Rider.......  $384.96   $1,168.22   $1,969.59   $4,055.09
with EBB Rider.......  $369.69   $1,123.60   $1,897.28   $3,921.42
with IPP & EBB
  Riders.............  $415.48   $1,257.86   $2,115.59   $4,328.56
VICTORY VIF
  DIVERSIFIED
  STOCK--CLASS A
  SHARES
without any Riders...  $344.29   $1,049.02   $1,775.87   $3,694.37
with IPP Rider.......  $390.06   $1,183.07   $1,993.62   $4,099.26
with EBB Rider.......  $374.80   $1,138.52   $1,921.50   $3,966.32
with IPP & EBB
  Riders.............  $420.57   $1,272.58   $2,139.25   $4,371.23

         QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS II VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS II VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS MAINSTAY PLUS II VARIABLE ANNUITY?

     MainStay Plus II Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, and/or to one or both of the Fixed Accounts. In addition, you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Accounts and the DCA Advantage Plan Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT

             The Separate Account has 74 Investment Divisions, 40 of which are currently available under this Policy. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        (ii) FIXED ACCOUNTS

             Each premium payment, or the portion of any premium payment, you allocate to either of the Fixed Accounts will earn an interest rate at least equal to the guaranteed interest rate. (See "The Fixed Accounts.")

     (b) You can allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the 1-Year Fixed Account. (See "The DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNTS?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date, although certain restrictions may apply. Transfers from the Investment Divisions or the 1-Year Fixed Account into the 3-Year Fixed Account are not permitted. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. We reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year. (See "Transfers.") You may not transfer money into the 1-Year Fixed Account if you transferred money out of either of the Fixed Accounts during the previous six-month period. Transfers into the 3-Year Fixed Account are not permitted.

     You can make transfers from the Fixed Accounts and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "The Fixed Accounts" and "The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options described in this Prospectus.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain Mortality and Expense Risks NYLIAC assumes and for policy administrative expenses. This charge is 1.45% (annualized) of the daily average Variable Accumulation Value. (See "Separate Account Charge.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies based on the amount of premium payments made. This charge is assessed as a percentage of the partial withdrawal or full surrender during the first seven Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                                                              SURRENDER
                        PAYMENT YEAR                           CHARGE
                        ------------                          ---------
1...........................................................     7%
2...........................................................     7%
3...........................................................     7%
4...........................................................     6%
5...........................................................     6%
6...........................................................     5%
7...........................................................     4%
8+..........................................................     0%

     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of withdrawal; (b) 10% of the Accumulation Value as of the prior Policy Anniversary; or (c) the Accumulation Value less the accumulated premium payments, all less any prior surrender charge free withdrawals during the policy year. (See "Surrender Charges" and "Exceptions to Surrender Charges.")

     If you select the Investment Protection Plan Rider, ("IPP") (in jurisdictions where available) We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "Other Charges--Investment Protection Plan Rider Charge"). The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "Other Charges--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages We are currently charging before you select the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at that time.

     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge on each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you elect this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $500 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan or such lower amount as We may permit at any time and

$10,000 for Non-Qualified Policies issued to fund a Pension Plan. In those states where the modified version of the policy is offered, additional payments are allowed only during the first Policy Year. You have a choice of sending premium payments directly to NYLIAC as indicated in the response to Question 15 or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is up to $1,500,000 without prior approval. Withdrawals will not reduce the aggregate amount of premium payments. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Accounts and/or DCA Advantage Plan Accounts which you selected within two Business Days after receipt, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment to, and thereafter, may maintain the Accumulation Value in the Investment Divisions, the DCA Advantage Plan Accounts and, plus the Fixed Accounts. (See "Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative and the DCA Advantage Plan Account at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. The minimum amount which you may place in any DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or any DCA Advantage Plan Account and the number of Allocation Alternatives and DCA Advantage Plan Accounts to which you allocate your Accumulation Value.

7. MAY NYLIAC TERMINATE YOUR POLICY?

     If We do not receive any premium payments for a period of two years (except for those states that offer the modified version of the policy), and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "Distributions Under the Policy" and "Federal Tax Matters.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Under the Life Income Payment Option, Income Payments will always be the same specified amount. (See "Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary under the policy an amount equal to the greatest of:

        (a) the Accumulation Value, less any outstanding loan balance,

        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, and any rider charges; or

        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary. We recalculate the reset value, with respect to any policy, every year from the Policy Date until you or the Annuitant reaches age 80.

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (Also see "Death Before Annuity Commencement" and "Federal Tax Matters.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, TSA and SEP policies; Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Contingency ("ESC") Rider applies, see the EBB and ESC Riders for details.

12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel a policy by returning it or providing written notification to Us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will return the Accumulation Value on the date We receive the policy. We will set forth the provision in your policy.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans.")

15. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?


REGULAR MAIL         NYL Annuity Service Center          EXPRESS MAIL         National City Corporation
                     2400 Reliable Parkway                                    NYL Annuity Service
                     Chicago, IL 60686                                        Center/Lockbox #2400
                                                                              5635 S. Archer Avenue
                                                                              Chicago, IL 60638
CUSTOMER SERVICE     (800) 762-6212
AND UNIT VALUES

     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.

                              FINANCIAL STATEMENTS

     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 (including the report of independent auditors), and the Separate Account statement of assets and liabilities as of December 31, 2004, and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in the Financial Statements (including the report of independent auditors) are included in the SAI. The independent accountants are PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017.

                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division, for the fiscal years ended December 31, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on May 10, 2002.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                                           MAINSTAY VP             MAINSTAY VP            MAINSTAY VP             MAINSTAY VP
                                          BASIC VALUE--           BASIC VALUE--              BOND--                 BOND--
                                          SERVICE CLASS           INITIAL CLASS          SERVICE CLASS           INITIAL CLASS
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.29   $10.00    $10.07   $ 7.99   $10.00    $ 9.92   $10.00    $11.10   $10.77   $10.00
Accumulation Unit Value
  (end of period)......................  $12.37   $11.29    $11.06   $10.07   $ 7.99    $10.15   $ 9.92    $11.39   $11.10   $10.77
Number of Units Outstanding
  (in 000s) (end of period)............     461      161       284      281      101     1,649      592     1,276    1,552      571

                                           MAINSTAY VP            MAINSTAY VP
                                             CAPITAL                CAPITAL                   MAINSTAY VP
                                          APPRECIATION--        APPRECIATION--                   CASH
                                          SERVICE CLASS          INITIAL CLASS                MANAGEMENT
                                         ----------------   -----------------------   ---------------------------
                                          2004    2003(B)   2004    2003    2002(A)    2004      2003     2002(A)
                                         ------   -------   -----   -----   -------   -------   -------   -------
Accumulation Unit Value
  (beginning of period)................  $11.14   $10.00    $9.34   $7.46   $10.00    $  0.99   $  1.00   $ 1.00
Accumulation Unit Value
  (end of period)......................  $11.41   $11.14    $9.59   $9.34   $ 7.46    $  0.98   $  0.99   $ 1.00
Number of Units Outstanding
  (in 000s) (end of period)............     926      406      937     943      396     17,751    16,593    4,949

                                           MAINSTAY VP             MAINSTAY VP            MAINSTAY VP             MAINSTAY VP
                                          COMMON STOCK--         COMMON STOCK--          CONVERTIBLE--           CONVERTIBLE--
                                          SERVICE CLASS           INITIAL CLASS          SERVICE CLASS           INITIAL CLASS
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.40   $10.00    $10.07   $ 8.08   $10.00    $10.94   $10.00    $11.17   $ 9.27   $10.00
Accumulation Unit Value
  (end of period)......................  $12.43   $11.40    $11.00   $10.07   $ 8.08    $11.41   $10.94    $11.68   $11.17   $ 9.27
Number of Units Outstanding
  (in 000s) (end of period)............     810      293       856      870      367     1,754      644     1,087    1,083      396

                                           MAINSTAY VP             MAINSTAY VP
                                            DEVELOPING             DEVELOPING             MAINSTAY VP             MAINSTAY VP
                                             GROWTH--               GROWTH--              GOVERNMENT--           GOVERNMENT--
                                          SERVICE CLASS           INITIAL CLASS          SERVICE CLASS           INITIAL CLASS
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.62   $10.00    $10.54   $ 7.72   $10.00    $ 9.76   $10.00    $10.78   $10.74   $10.00
Accumulation Unit Value
  (end of period)......................  $12.09   $11.62    $11.00   $10.54   $ 7.72    $ 9.91   $ 9.76    $10.98   $10.78   $10.74
Number of Units Outstanding
  (in 000s) (end of period)............     357      117       139      132       42     1,136      425     1,262    1,641      865

------------------
(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.

                                                                                        MAINSTAY VP             MAINSTAY VP
                                           MAINSTAY VP            MAINSTAY VP            HIGH YIELD             HIGH YIELD
                                             GROWTH--              GROWTH--           CORPORATE BOND--       CORPORATE BOND--
                                          SERVICE CLASS          INITIAL CLASS         SERVICE CLASS           INITIAL CLASS
                                         ----------------   -----------------------   ----------------   -------------------------
                                          2004    2003(B)   2004    2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   -----   -----   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.09   $10.00    $9.97   $7.90   $10.00    $11.47   $10.00    $12.99   $ 9.67   $10.00
Accumulation Unit Value
  (end of period)......................  $10.65   $11.09    $9.60   $9.97   $ 7.90    $12.71   $11.47    $14.44   $12.99   $ 9.67
Number of Units Outstanding
  (in 000s) (end of period)............     480      201      364     362      141     6,041    2,224     2,920    2,759      776

                                           MAINSTAY VP             MAINSTAY VP            MAINSTAY VP
                                             INCOME &               INCOME &             INTERNATIONAL            MAINSTAY VP
                                             GROWTH--               GROWTH--                EQUITY--        INTERNATIONAL EQUITY--
                                          SERVICE CLASS           INITIAL CLASS          SERVICE CLASS           INITIAL CLASS
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.32   $10.00    $10.34   $ 8.15   $10.00    $11.60   $10.00    $11.30   $ 8.82   $10.00
Accumulation Unit Value
  (end of period)......................  $12.53   $11.32    $11.48   $10.34   $ 8.15    $13.38   $11.60    $13.07   $11.30   $ 8.82
Number of Units Outstanding
  (in 000s) (end of period)............     410      123       214      195       65     1,027      246       351      291       80

                                          MAINSTAY VP     MAINSTAY VP
                                            MID CAP         MID CAP        MAINSTAY VP             MAINSTAY VP
                                            CORE--         GROWTH--      MID CAP VALUE--         MID CAP VALUE--
                                         SERVICE CLASS   SERVICE CLASS    SERVICE CLASS           INITIAL CLASS
                                         -------------   -------------   ----------------   -------------------------
                                            2004(D)         2004(D)       2004    2003(B)    2004     2003    2002(A)
                                         -------------   -------------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................     $11.73          $11.83       $11.59   $10.00    $10.29   $ 8.09   $10.00
Accumulation Unit Value
  (end of period)......................     $14.09          $14.26       $13.40   $11.59    $11.92   $10.29   $ 8.09
Number of Units Outstanding (in 000s)
  (end of period)......................        719           1,224        1,580      442     1,158    1,114      422

                                                                                          MAINSTAY VP             MAINSTAY VP
                                           MAINSTAY VP             MAINSTAY VP             SMALL CAP               SMALL CAP
                                         S&P 500 INDEX--         S&P 500 INDEX--            GROWTH--               GROWTH--
                                          SERVICE CLASS           INITIAL CLASS          SERVICE CLASS           INITIAL CLASS
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.26   $10.00    $10.37   $ 8.20   $10.00    $12.01   $10.00    $10.35   $ 7.41   $10.00
Accumulation Unit Value
  (end of period)......................  $12.23   $11.26    $11.29   $10.37   $ 8.20    $12.91   $12.01    $11.16   $10.35   $ 7.41
Number of Units Outstanding (in 000s)
  (end of period)......................   3,132    1,038     1,935    1,839      660     1,122      353       726      726      243

                                           MAINSTAY VP             MAINSTAY VP            MAINSTAY VP             MAINSTAY VP
                                          TOTAL RETURN--         TOTAL RETURN--             VALUE--                 VALUE--
                                          SERVICE CLASS           INITIAL CLASS          SERVICE CLASS           INITIAL CLASS
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $10.86   $10.00    $10.29   $ 8.73   $10.00    $11.72   $10.00    $ 9.63   $ 7.67   $10.00
Accumulation Unit Value
  (end of period)......................  $11.35   $10.86    $10.79   $10.29   $ 8.73    $12.82   $11.72    $10.56   $ 9.63   $ 7.67
Number of Units Outstanding
  (in 000s) (end of period)............     749      299       636      647      236     1,101      392     1,135    1,147      505

------------------
(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.
(d) For the period May 1, 2004 (commencement of operations) through December 31, 2004.

                                          ALGER AMERICAN         ALGER AMERICAN
                                              SMALL                   SMALL
                                         CAPITALIZATION--       CAPITALIZATION--
                                             CLASS S                 CLASS O                 CALVERT SOCIAL
                                              SHARES                 SHARES                     BALANCED
                                         ----------------   -------------------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $12.11   $10.00    $11.49   $ 8.19   $10.00    $10.85   $ 9.23   $10.00
Accumulation Unit Value
  (end of period)......................  $13.88   $12.11    $13.20   $11.49   $ 8.19    $11.58   $10.85   $ 9.23
Number of Units Outstanding
  (in 000s) (end of period)............     432      132       185      175       46       382      210       38


                                          COLONIAL SMALL
                                          CAP VALUE FUND,
                                         VARIABLE SERIES--
                                              CLASS B
                                         -----------------
                                              2004(E)
                                         -----------------
Accumulation Unit Value
  (beginning of period)................       $10.00
Accumulation Unit Value
  (end of period)......................       $10.54
Number of Units Outstanding
  (in 000s) (end of period)............           41

                                            DREYFUS IP             DREYFUS IP
                                            TECHNOLOGY             TECHNOLOGY           FIDELITY(R) VIP         FIDELITY(R) VIP
                                             GROWTH--               GROWTH--            CONTRAFUND(R)--         CONTRAFUND(R)--
                                          SERVICE CLASS           INITIAL CLASS         SERVICE CLASS 2          INITIAL CLASS
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.68   $10.00    $10.65   $ 7.16   $10.00    $11.82   $10.00    $10.93   $ 8.63   $10.00
Accumulation Unit Value
  (end of period)......................  $11.54   $11.68    $10.55   $10.65   $ 7.16    $13.41   $11.82    $12.43   $10.93   $ 8.63
Number of Units Outstanding
  (in 000s) (end of period)............     512      230       228      207       51     2,004      467     1,149    1,070      425

                                         FIDELITY(R) VIP         FIDELITY(R) VIP        FIDELITY(R) VIP
                                         EQUITY-INCOME--         EQUITY-INCOME--           MID CAP--
                                         SERVICE CLASS 2          INITIAL CLASS         SERVICE CLASS 2
                                         ----------------   -------------------------   ----------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(C)
                                         ------   -------   ------   ------   -------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.48   $10.00    $10.47   $ 8.15   $10.00    $11.41   $10.00
Accumulation Unit Value
  (end of period)......................  $12.58   $11.48    $11.51   $10.47   $ 8.15    $14.02   $11.41
Number of Units Outstanding
  (in 000s) (end of period)............   1,542      421       801      773      270     1,020       95

                                           JANUS ASPEN                                    JANUS ASPEN            JANUS ASPEN
                                              SERIES               JANUS ASPEN          SERIES WORLDWIDE      SERIES WORLDWIDE
                                            BALANCED--          SERIES BALANCED--           GROWTH--              GROWTH--
                                          SERVICE SHARES      INSTITUTIONAL SHARES       SERVICE SHARES     INSTITUTIONAL SHARES
                                         ----------------   -------------------------   ----------------   -----------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)   2004    2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   -----   -----   -------
Accumulation Unit Value
  (beginning of period)................  $10.51   $10.00    $10.33   $ 9.19   $10.00    $11.44   $10.00    $9.52   $7.79   $10.00
Accumulation Unit Value
  (end of period)......................  $11.22   $10.51    $11.05   $10.33   $ 9.19    $11.79   $11.44    $9.83   $9.52   $ 7.79
Number of Units Outstanding
  (in 000s) (end of period)............   1,869      722     1,916    2,032      884       515      195      612     659      267

                                              MFS(R)                 MFS(R)                MFS(R)                 MFS(R)
                                            INVESTORS              INVESTORS              RESEARCH               RESEARCH
                                          TRUST SERIES--         TRUST SERIES--           SERIES--               SERIES--
                                          SERVICE CLASS          INITIAL CLASS          SERVICE CLASS         INITIAL CLASS
                                         ----------------   ------------------------   ---------------   ------------------------
                                          2004    2003(B)    2004    2003    2002(A)    2004     2003     2004    2003    2002(A)
                                         ------   -------   ------   -----   -------   ------   ------   ------   -----   -------
Accumulation Unit Value
  (beginning of period)................  $10.97   $10.00    $ 9.80   $8.14   $10.00    $10.75   $10.00   $ 9.69   $7.89   $10.00
Accumulation Unit Value
  (end of period)......................  $12.02   $10.97    $10.75   $9.80   $ 8.14    $12.25   $10.75   $11.07   $9.69   $ 7.89
Number of Units Outstanding
  (in 000s) (end of period)............      91       43       123     126       57       131       43      102     107       45

------------------
(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.
(c) For the period September 5, 2003 (commencement of operations) through December 31, 2003.
(e) For the period November 15, 2004 (commencement of operations) through December 31, 2004.

                                                                                           NEUBERGER
                                              MFS(R)                 MFS(R)                BERMAN AMT              NEUBERGER
                                            UTILITIES               UTILITIES               MID-CAP               BERMAN AMT
                                             SERIES--               SERIES--                GROWTH--           MID-CAP GROWTH--
                                          SERVICE CLASS           INITIAL CLASS             CLASS S                 CLASS I
                                         ----------------   -------------------------   ----------------   -------------------------
                                          2004    2003(B)    2004     2003    2002(A)    2004    2003(B)    2004     2003    2002(A)
                                         ------   -------   ------   ------   -------   ------   -------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)................  $11.46   $10.00    $13.64   $10.18   $10.00    $11.32   $10.00    $12.22   $ 9.68   $10.00
Accumulation Unit Value
  (end of period)......................  $14.67   $11.46    $17.50   $13.64   $10.18    $12.95   $11.32    $14.01   $12.22   $ 9.68
Number of Units Outstanding
  (in 000s) (end of period)............     444        5         8        8        4       116       24        48       51       16

                                            T. ROWE PRICE                                            VAN ECK
                                                EQUITY            T. ROWE PRICE EQUITY              WORLDWIDE
                                         INCOME PORTFOLIO--II      INCOME PORTFOLIO--I             HARD ASSETS
                                         --------------------   -------------------------   -------------------------
                                           2004      2003(B)     2004     2003    2002(A)    2004     2003    2002(A)
                                         --------   ---------   ------   ------   -------   ------   ------   -------
Accumulation Unit Value (beginning of
  period)..............................   $11.23      $10.00    $10.17   $ 8.22   $10.00    $12.04   $ 8.42   $10.00
Accumulation Unit Value
  (end of period)......................   $12.68      $11.23    $11.51   $10.17   $ 8.22    $14.71   $12.04   $ 8.42
Number of Units Outstanding (in 000s)
  (end of period)......................    1,941         478     1,154    1,084      420       480      121       39

                                          VAN KAMPEN UIF         VAN KAMPEN UIF          VICTORY VIF
                                         EMERGING MARKETS           EMERGING             DIVERSIFIED
                                             EQUITY--               MARKETS--              STOCK--
                                             CLASS II                CLASS I            CLASS A SHARES
                                         ----------------   -------------------------   --------------
                                          2004    2003(B)    2004     2003    2002(A)      2004(D)
                                         ------   -------   ------   ------   -------   --------------
Accumulation Unit Value (beginning of
  period)..............................  $13.65   $10.00    $11.62   $ 7.88   $10.00        $10.00
Accumulation Unit Value
  (end of period)......................  $16.55   $13.65    $14.10   $11.62   $ 7.88        $10.90
Number of Units Outstanding (in 000s)
  (end of period)......................     287       53       139      110       58           147

------------------
(a) For the period May 10, 2002 (commencement of operations) through December 31, 2002.
(b) For the period June 2, 2003 (commencement of operations) through December 31, 2003.
(d) For the period May 1, 2004 (commencement of operations) through December 31, 2004.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $65.8 billion at the end of 2004. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Accounts, the DCA Accounts and any other separate account of NYLIAC.

     The Separate Account has 74 Investment Divisions, 40 of which are currently available under the policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the

Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.


-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Balanced; MainStay VP Bond; MainStay VP
                                 Management LLC Sub-adviser: MacKay  Capital Appreciation; MainStay VP Cash Management;
                                 Shields LLC ("MacKay")              MainStay VP Common Stock; MainStay VP Convertible;
                                                                     MainStay VP Floating Rate; MainStay VP Government;
                                                                     MainStay VP High Yield Corporate Bond; MainStay VP
                                                                     International Equity; MainStay VP Mid Cap Core;
                                                                     MainStay VP Mid Cap Growth; MainStay VP Mid Cap
                                                                     Value; MainStay VP S&P 500 Index; MainStay VP Small
                                                                     Cap Growth; MainStay VP Total Return; MainStay VP
                                                                     Value
                                 Sub-adviser: American Century       MainStay VP Income & Growth
                                 Investment Management, Inc.
                                 Sub-adviser: The Dreyfus            MainStay VP Basic Value
                                 Corporation
                                 Sub-adviser: Eagle Asset            MainStay VP Growth
                                 Management, Inc.
                                 Sub-adviser: Lord Abbett & Company  MainStay VP Developing Growth
                                 LLC
-------------------------------------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
-------------------------------------------------------------------------------------------------------------------------

Calvert Variable Series, Inc.    Calvert Asset Management Advisor    Calvert Social Balanced
                                 Inc. Sub-adviser: New Amsterdam
                                 Partners LLC SSgA Funds
                                 Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment      Columbia Management Advisors Inc.   Colonial Small Cap Value Fund, Variable Series
Trust
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance      Fidelity Management and Research
Products Fund                    Company
                                 Subadvisers: Fidelity Management &  Fidelity(R) VIP Contrafund(R)
                                 Research (U.K.) Inc. ("FMRUK"),
                                 Fidelity Management & Research
                                 (Far East) Inc. ("FMRFE"),
                                 Fidelity Investments Japan Limited
                                 ("FIJL"), FMR Co., Inc. ("FMRC")
                                 Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                 Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid Cap
                                 FMRC
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance        MFS(R) Investment Management        MFS(R) Investors Trust Series; MFS(R) Research
Trust(SM)                                                            Series; MFS(R) Utilities Series
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers        Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust                 Subadviser: Neuberger Berman, LLC
-------------------------------------------------------------------------------------------------------------------------
The Royce Capital Fund           Royce & Associates, LLC             Royce Micro-Cap Portfolio;
                                                                     Royce Small-Cap Portfolio
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
Inc.
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust
-------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management Inc.
-------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       Victory Capital Management, Inc.    Victory VIF Diversified Stock
Funds
-------------------------------------------------------------------------------------------------------------------------

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, Statement of Additional Information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. In those states where the modified version of the policy is offered, additional premium payments are allowed only during the first Policy Year. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value and the DCA Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments; and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     Certain provisions of the policies may be different than the general descriptions in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the MainStay Plus II Variable Annuity policy described in this prospectus, We offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for other MainStay variable annuities We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.


                                                   MAINSTAY PREMIUM
                                                     PLUS/PREMIUM
                           MAINSTAY PLUS II        PLUS II VARIABLE        MAINSTAY SELECT          MAINSTAY ELITE
                           VARIABLE ANNUITY            ANNUITY             VARIABLE ANNUITY        VARIABLE ANNUITY
Surrender Charge               7 years                 8 years                 3 years                 8 years
  Period (Based on       (7%, 7%, 7%, 6%, 6%,    (8%, 8%, 8%, 8%, 7%,        (8%, 8%, 7%)          (8%, 8%, 8%, 7%,
  each premium payment         5%, 4%)               6%, 5%, 4%)*                                  6%, 5%, 4%, 3%)*
  date)
DCA Advantage Account            Yes                     Yes                     Yes                     Yes
                        (6-, 12- and 18-month     (6-month account)        (6- and 12-month       (6-month account)
                              accounts)                                       accounts)
Interest Sweep                   Yes                     Yes                     Yes                     Yes
Premium Credit                    No                     Yes                      No                      No
Fixed Account                    Yes                     Yes                     Yes                     Yes
                              - One year               One year                One year                One year
                             - Three year
Reset Death Benefit     Annual Reset to age 80  Annual Reset to age 80  Annual Reset to age 80  Optional Annual Reset
Guarantee                                                                                             to age 80
Annual Death Benefit             N/A                     N/A                     N/A             Ages 65 or younger:
Guarantee                                                                                               0.30%
                                                                                                 Ages 66 to 75: 0.35%
Mortality and Expense           1.45%             1.60% for MainStay            1.85%                   1.70%
Risk and                Based on assets of the       Premium Plus       Based on assets of the    Based on Adjusted
Administrative Costs      Separate Account.        Variable Annuity       Separate Account.       Premium Payments.
Charge                  Charge is reflected in                          Charge is reflected in      Charge is not
                           the Accumulation       1.75% for MainStay       the Accumulation        reflected in the
                             Unit Value.           Premium Plus II           Unit Value.             Accumulation
                                                   Variable Annuity                                  Unit Value.
                                                Based on assets of the
                                                  Separate Account.
                                                Charge is reflected in
                                                   the Accumulation
                                                     Unit Value.
Annual Policy Service            $30                     $30                     $50                     $30
Charge
Minimum Cash Value             $50,000                 $100,000                $100,000                $100,000
Required to Waive

    All policies and features may not be available in all jurisdictions.

    * May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions and

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs and Inherited IRAs.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They may include:

     (1) two Fixed Account options, each of which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every year and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, proportional withdrawals and applicable surrender charges and any rider charges;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive (without surrender charges) a guaranteed amount of monthly income for life after the first Policy Year;

     (5) an Unemployment Benefit Rider (not available for policies issued to fund a Pension Plan) and a Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

     (6) an Interest Sweep feature which provides the opportunity to allocate interest earned on monies in the Fixed Accounts to the Investment Divisions under the policy;

     (7) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole primary Beneficiary;

     (8) an optional Investment Protection Plan Rider (not available on TSA and Inherited IRA policies), which allows you to surrender the policy and receive an amount equal to the greater of the policy's Accumulation Value or the amount guaranteed under the rider; and

     (9) optional Enhanced Beneficiary Benefit Rider and Enhanced Spousal Continuance ("ESC") Rider (ESC not available on policies issued to fund a Pension Plan and policies sold in connection with TSAs), which allow you to increase your death benefit by a percentage of the gain in the policy.

These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application with a registered representative. The application is sent to Us with your initial premium payment. In addition, in jurisdictions where permitted, you can also instruct a broker-dealer or bank with which NYLIAC has entered into an agreement to forward the initial premium payment along with Our "Policy Request" form to Us. If the application or Policy Request supplied by a broker-dealer or bank is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt. If We cannot credit the initial premium payment within five Business Days after We receive it because the application or Policy Request is incomplete or inaccurate, We will contact you, the broker-dealer or bank providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 15.

     If We issue your policy based on a Policy Request, We will require you to provide to Us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to Us, or, where required by applicable state law or regulation, a signed application form. Also, policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and We will process transactions requested with respect to the policy without requiring a signature guarantee.

     We will allocate the initial premium payments to the Investment Divisions, Fixed Accounts or the DCA Advantage Plan Accounts you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at NYL Annuity Service Center. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $500 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan, or such lower amount as We may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. In those states where the modified version of the policy is offered, additional premium payments are allowed only during the first Policy Year. Additional premium payments can be made until 12 months after you or the Annuitant reach(es) age 85 unless it is limited by the terms of a particular plan, jurisdiction or unless We agree otherwise. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by Us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is up to $1,500,000 without prior approval. If you select a DCA Advantage Plan Account, the minimum amount that must be allocated is $5,000. Withdrawals will not reduce aggregate premium payment amount. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until you notify Us to reinstate it, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it or providing written notification to Us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will return the Accumulation Value on the date We receive the policy. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85, unless it is limited by a particular state. We will accept additional premium payments until 12 months after you or the annuitant reaches the age of 85, unless it is limited by the terms of a particular plan, state or unless We agree otherwise.

     We can issue Qualified Policies if you are between the ages of 18 and 85 (0 to 85 for Inherited IRAs), unless it is limited by a particular state. We will accept additional premium payments until 12 months after you reach the age of 85, unless it is limited by the terms of a particular plan, state or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Accounts or the 3-Year Fixed Account. Transfers made from the DCA Advantage Plan Accounts to the Investment Divisions and the 1-Year Fixed Account are subject to different limitations (see "The DCA Advantage Plan"). Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from an Investment Division to other Investment Divisions or the 1-Year Fixed Account is $500. Except for traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Accounts would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the 1-Year Fixed Account may be subject to restrictions. (See "The Fixed Accounts.")

     Money may not be transferred into the 1-Year Fixed Account if a transfer was made out of the 1-Year Fixed Account during the previous six-month period.

     NYLIAC reserves the right to charge up to $30 per transfer for each transfer in excess of 12 in any one Policy Year, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the 12 transfer limit. You may make transfers from the Fixed Accounts to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See "The Fixed Accounts.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "Delay of Payments.") Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmission. Permitting faxed transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency or number of transfers.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.

     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

      - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

        (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen.

     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

                 a) impeding a portfolio manager's ability to sustain an investment objective;

                 b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

                 c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

        (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS

     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives and/or DCA Advantage Plan, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan Rider. You can elect this feature by completing and signing a Telephone/Web Authorization form. We may revoke Telephone/Web Authorization privileges for certain policyowners (see "Limits on Transfers"). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.

     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Advantage Plan Accounts. (See "The DCA Advantage Plan Accounts.") We do not count transfers under the Dollar Cost Averaging Programs as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
MONTH         TRANSFERRED          UNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
-------------------------------------------------------------------------
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the 1-Year Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or 1-Year Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make dollar cost averaging transfers from the Fixed Accounts, but you may make transfers into the 1-Year Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under Our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing on a form acceptable by Us, or by telephone (See "Procedures for Telephone/Web Transactions") no later than five Business Days prior to the date the transfers are to begin.

     You may cancel the traditional Dollar Cost Averaging option at any time in a written request or by telephone (See "Procedures for Telephone/Web Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     All written requests must be sent to the address listed in Question 15 of the Prospectus. Facsimile requests will not be accepted or processed.

     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a MINIMUM OF $5,000 in each DCA Advantage Plan Account that is selected. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. You may not make transfers from the DCA Advantage Plan Account into the 3-Year Fixed Account. You may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account(s). For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment We receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2005 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2005, We will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2005 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account after the duration has expired, the Plan will be reactivated and will earn the interest rate in effect on that day.

     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may elect Automatic Asset Reallocation by submitting the request in writing on a form acceptable to Us no later than one week prior to the date the transfers are to begin. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request or by telephone (see "Procedures for Telephone/Web Transactions"). All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Accounts be transferred from the Fixed Accounts to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. The minimum Fixed Accumulation Value required to elect this option is $2,500 per Fixed Account, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).

     You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time in a written request on a form acceptable to Us or by telephone (see "Procedures for Telephone/Web Transactions"). All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 per Fixed Account, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment among 40 Investment Divisions, the DCA Advantage Plan Accounts or the Fixed Accounts. The minimum amount that you may allocate to any one Investment Division or either Fixed Account is $25 (or such lower amount as We may permit). You may also allocate all or a portion of each premium payment to one or more DCA Advantage Plan Accounts. The minimum amount that you may allocate to a DCA Account is $5,000. (See "The DCA Advantage Plan.") We will allocate the initial premium payment to the Allocation Alternatives and/or DCA Advantage Plan Accounts you have specified within two Business Days after receipt. We will also allocate additional premium payments to the Allocation Alternatives and/or DCA Advantage Plan Accounts at the close of the Business Day on which they are received at NYL Annuity Service Center.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Accounts" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider (for IRAs, Roth IRAs, Inherited IRAs and all Non-Qualified Policies except policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies). The first two riders described below provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan Rider and Enhanced Beneficiary Benefit ("EBB") Rider, each at an additional cost. If you elect the EBB Rider and your spouse is the sole primary beneficiary, your policy will also include the Enhanced Spousal Continuance ("ESC") Rider, at no extra charge. Each of the riders is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, the owner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home or is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. The owner is no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider. This rider is in effect in all jurisdictions where approved.

     (b) Unemployment Benefit Rider

     For all IRA, Roth IRA, Inherited IRA and all Non-Qualified Policies (except policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN ("IPP") RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments We receive in the first Policy Year, less all proportional withdrawals. Premium payments made on or after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date We receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "Other Charges--Investment Protection Plan Rider Charge" and "Other Charges--Rider Risk Charge Adjustment").

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, We will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "Other Charges--Rider Risk Charge Adjustment".) The cancellation will be effective on the date We receive your request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Accounts. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000) x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)

     THE ENHANCED BENEFICIARY BENEFIT ("EBB") RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant), or the Annuitant, die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "Charges and Deductions--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              Age of Oldest Owner                                   Range of
                 or Annuitant                                Applicable Percentages
              -------------------                            ----------------------
70 or younger                                    Not less than 40% nor greater than 60%
71 to 75 inclusive                               Not less than 20% nor greater than 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro-rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy (see "The Policies--Riders--Enhanced Spousal Continuance Rider"), 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (See "The Policies--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed in "The Policies--Riders--Enhanced Spousal Continuance Rider," except for policies issued to fund a Pension Plan, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is selected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

        Third, the Gain is calculated (Accumulation Value - Adjusted Premium
                                   Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs and policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICY OWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express Mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Avenue, Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How do I contact NYL Annuity Service Center or NYLIAC?"). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or DCA Advantage Plan Accounts is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines to 6% in the fourth and fifth Payment Years, 5% in the sixth Payment Year, 4% in the seventh Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                                                              SURRENDER CHARGE
                                                              ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         6%
6...........................................................         5%
7...........................................................         4%
8+..........................................................         0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

          (a) on amounts you withdraw in any Policy Year which are less than or equal to the greatest of (i) 10% of the Accumulation Value at the time of surrender or withdrawal; (ii) 10% of the Accumulation Value as of the prior Policy Anniversary; or (iii) the Accumulation Value less accumulated premium payments, all less any prior surrender charge free withdrawals during the Policy Year;

          (b) if NYLIAC cancels the policy;

          (c) when we pay proceeds upon the death of the policy owner or the Annuitant;

          (d) when you select a Life Income Payment Option in any Policy Year after the first Policy Year;

          (e) when a required minimum distribution calculated by NYLIAC is made under a Qualified Policy (this amount will, however, count against the first exception described above);

          (f) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and

          (g) on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code. (This amount will, however, count against the first exception described above.)

     OTHER CHARGES

     (a) Separate Account Charge

     Prior to the Annuity Commencement Date, we deduct a daily charge from the assets of the Separate Account to compensate us for certain mortality and expense risks we assume under the policies and for providing policy administrative services. The charge equals 1.45% (annualized) of the daily average Variable Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Policy Service Charge

     We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than

$50,000. We deduct the annual policy service charge from each Allocation Alternative and each DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (c) Investment Protection Plan Rider Charge (optional)

     If you selected the Investment Protection Plan Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. (See "Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at our sole discretion. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (d) Rider Risk Charge Adjustment* (optional)

If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date we receive your request. (See "Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

     (e) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you select the EBB Rider (in jurisdictions where available), we will deduct a charge on each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this Rider. This charge will not change once your policy is issued.

     (f) Fund Charges

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

---------------

* The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this prospectus.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 in any one policy year, subject to any applicable state insurance law requirements. Transfers made under the Dollar Cost Averaging programs, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administrative, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies, or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "Federal Tax Matters.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to NYL Annuity Service Center. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "Procedures for Telephone/Web Transactions.") All written requests must be sent to the address listed in Question 15 of the Prospectus. Facsimile requests will not be accepted or processed. The amount available for withdrawal is the Accumulation Value at the end of the Business Day during which We receive the written or telephonic surrender or withdrawal request, less any outstanding loan balance, surrender charges, taxes which We may deduct, and policy service charges, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals), may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect an Income Payment method. (See "Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any taxes and surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Accounts from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Accounts. You may not make periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to one of the Fixed Accounts. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account selected at the time of each periodic partial withdrawal, unless We agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "The Fixed Accounts--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and IRA SEPs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years (except for those states that offer the modified version of the policy), and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greatest of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, and any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the First Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first Policy Year; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent Policy Years.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greater of:

(a)  Accumulation Value:                =  $175,000
(b)  Premium payments less any          =  $180,000 ($200,000 - $20,000); or
     partial withdrawals:
(c)  Reset value -- the greater of:        a) Current Accumulation Value -- $175,000; and
                                           b) Last Reset Value, plus premiums, less
                                              withdrawals. That is:
                                           $220,000 + $0 - (($20,000/$250,000) X $220,000)
                                        =  $220,000 - (0.08 X $220,000)
                                        =  $220,000 - $17,600
                                        =  $202,400

In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals, surrender charges on such partial withdrawals and any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment We agree to. However, once payments begin, you may NOT change the option chosen. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.

Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

             (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     For policies issued through a Policy Request, the Beneficiary will be the policyowner or his/her estate until the Beneficiary is designated as described under "Policy Application and Premium Payments."

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     Under Code Section 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules, (e.g. for hardship or a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Accounts on a pro rata basis to the 1-Year Fixed Account so that the 1-Year Fixed Accumulation Value equals 125% (110% in New York), of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York), of the outstanding loan balance.

     For plans not subject to ERISA, the interest rate paid by the policyowner of the loan will equal 5%. We will credit the assets being held in the Fixed Accounts to secure the loan with the minimum guaranteed interest rate as stated on the Policy Data Page. For plans subject to ERISA, We will apply the interest charged on the loan at the then current prime rate plus 1%. We will credit the money being held in the Fixed Accounts to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate as stated on the Policy Data Page. For all plans, We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default We will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Accounts.

     We permit loans to acquire a principal residence under the same terms described above, except that:

        (a) the minimum loan amount is $5,000; and

        (b) repayment of the loan amount may be extended to a maximum of 25 years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                               THE FIXED ACCOUNTS

     The Fixed Accounts are supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Accounts subject to applicable law. The Fixed Accounts are not registered under the federal securities laws and are generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Plan Accounts. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Accounts. These disclosures regarding the Fixed Accounts may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate, as stated on the Policy Data Page, to amounts allocated or transferred to the Fixed Accounts under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Accounts.

     For the 1-Year Fixed Account, interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the 1-Year Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     For the 3-Year Fixed Account, all premium payments will receive their applicable interest rate for a three-year period from the date on which the payment was made. At the beginning of the fourth Payment Year, and every Payment Year thereafter, a new interest rate will apply to those premium payments and the prior interest on those payments.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Accounts to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. During the first 7 Policy Years, the maximum amount you are allowed to transfer from each Fixed Account is limited to 25% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary. Thereafter, the maximum amount you are allowed to transfer from each Fixed Account is limited to 50% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary.

          2. The minimum amount that you may transfer from either Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining value in either Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the particular Fixed Account would be less than $500, that amount will be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in either Fixed Account.

     Except as part of an existing request relating to the Traditional Dollar Cost Averaging option, the Interest Sweep option or the DCA Advantage Plan, you may not transfer money into the 1-Year Fixed Account if you made a transfer out of the 1-Year Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.")

     All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Accounts on a FIFO basis (i.e., from any value in the Fixed Accounts attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the 1-Year Fixed Account during the life of the policy).

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy, you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Accounts. However, this guarantee will not apply if you transfer any amount out of the Fixed Accounts (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Accounts, a DCA Advantage Plan Account or the Separate Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Accounts, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Accounts," equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than the annual effective rate as stated on the Policy Data Page. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policy owners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or ("SEP"). Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity", or "Roth IRA". Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 7% of all premiums received.

     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all MainStay variable annuities during 2004 to such broker-dealers under such arrangements was 0.07% on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of MainStay variable annuities by such firms.

     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.

     The total commission paid for MainStay Plus II policies during the fiscal years ended December 31, 2004, 2003 and 2002 were $541,488, $967,933 and
$982,008, respectively, none of which was retained by NYLIFE Distributors. The policies are sold and premium payments are accepted on a continuous basis.

     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of Policies....................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

   How to obtain a MainStay Plus II Variable Annuity Statement of Additional
                                  Information.

               Call (800) 762-6212 or send this request form to:

                             NYL Annuity Service Center
                             2400 Reliable Parkway
                             Chicago, IL 60686

--------------------------------------------------------------------------------

   Please send me a MainStay Plus II Variable Annuity Statement of Additional
                         Information dated May 1, 2005:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2005
                                      FOR

                       MAINSTAY PLUS II VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current MainStay Plus II Variable Annuity Prospectus. You should read the SAI in conjunction with the current MainStay Plus II Variable Annuity Prospectus dated May 1, 2005. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686. Terms used but not defined in this SAI have the same meaning as in the current MainStay Plus II Variable Annuity Prospectus.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
     Valuation of Accumulation Units........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    3
     Tax Status of the Policies.............................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    5
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

           (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

           (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor is equal to 1.45% (annualized) of the daily average Variable Accumulation Value. (See "Charges and Deductions--Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.

     It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How do I contact NYLIAC?" in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2004 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $236,220,111     $373,225,872     $199,754,201

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        808,998        1,193,898          760,848
    Administrative charges..................................         71,503          135,237           64,528
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $165,677,653     $338,178,879     $125,021,822
    Series II Policies......................................      1,249,790          862,087        3,728,076
    Series III Policies.....................................     53,616,000       23,809,545       40,777,869
    Series IV Policies......................................     14,522,055        8,987,938       17,481,120
    Series V Policies.......................................        274,112           58,288        2,338,752
    Series VI Policies......................................             --               --        9,581,186
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      16.01     $      16.70     $       1.25
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      13.00     $       6.26     $       1.03
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.73     $       5.71     $       1.02
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.39     $       9.59     $       0.98
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      11.03     $      11.73     $       0.98
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       0.98
                                                               ============     ============     ============
Identified Cost of Investment...............................   $242,307,945     $522,766,518     $199,759,443
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $315,097,283      $219,915,086      $190,302,719       $800,252,554       $73,923,953       $60,361,437       $84,853,698

        1,012,909           732,295           659,827          2,619,161           243,551           195,783           276,342
          108,303            68,973            56,879            256,522            22,113            16,458            23,291
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $270,485,169      $162,933,189      $127,522,329       $623,761,962       $52,909,727       $33,468,165       $48,681,193
        1,065,137         1,516,011         1,441,576          5,697,825           576,954           154,575           292,125
       32,680,186        41,714,466        46,404,890        124,365,201        15,214,304        15,820,335        22,005,019
        9,420,894        12,704,302        13,856,516         42,153,383         4,582,301         5,835,440         7,943,643
          324,685           245,850           360,702          1,398,500           375,003            23,915           106,211
               --                --                --                 --                --                --                --
               --                --                --                 --                --         4,846,766         5,525,874
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $      22.23      $      17.59      $      15.46       $      22.70       $     18.09       $     12.92       $     11.05
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.75      $       9.93      $      12.28       $      14.38       $     11.02       $     13.93       $     14.10
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.80      $       9.50      $      12.14       $      14.12       $     11.05       $     13.39       $     11.24
     ============      ============      ============       ============       ===========       ===========       ===========
     $      11.00      $      11.68      $      10.98       $      14.44       $     13.07       $     13.10       $     12.09
     ============      ============      ============       ============       ===========       ===========       ===========
     $      12.38      $      12.96      $      10.68       $      15.22       $     14.39       $     15.47       $     17.45
     ============      ============      ============       ============       ===========       ===========       ===========
     $         --      $         --      $         --       $         --       $        --       $        --       $        --
     ============      ============      ============       ============       ===========       ===========       ===========
     $359,052,483      $209,812,059      $198,000,677       $724,781,753       $57,792,811       $45,513,634       $62,706,875
     ============      ============      ============       ============       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $145,266,697     $636,616,298     $72,886,816

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        468,339        2,064,788         243,715
    Administrative charges..................................         38,429          214,483          20,668
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 83,639,829     $533,383,485     $40,183,772
    Series II Policies......................................        806,706        1,797,453         449,401
    Series III Policies.....................................     40,033,706       76,899,355      18,572,919
    Series IV Policies......................................     13,799,321       21,843,210       8,101,021
    Series V Policies.......................................        378,080          413,524         129,801
    Series VI Policies......................................             --               --              --
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........      6,102,287               --       5,185,519
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
    Series I variable accumulation unit value...............   $      12.20     $      22.60     $     10.37
                                                               ============     ============     ===========
    Series II variable accumulation unit value..............   $      12.10     $       8.56     $     10.63
                                                               ============     ============     ===========
    Series III variable accumulation unit value.............   $      12.30     $       8.32     $     10.30
                                                               ============     ============     ===========
    Series IV variable accumulation unit value..............   $      11.92     $      11.29     $     11.16
                                                               ============     ============     ===========
    Series V variable accumulation unit value...............   $      11.97     $      13.43     $     12.41
                                                               ============     ============     ===========
    Series VI variable accumulation unit value..............   $         --     $         --     $        --
                                                               ============     ============     ===========
Identified Cost of Investment...............................   $113,687,448     $671,418,259     $57,088,002
                                                               ============     ============     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $247,209,372      $259,705,370       $58,114,634       $54,612,610      $ 97,078,458       $31,758,580       $80,316,149

          803,355           840,315           186,733           184,015           323,301           106,722           265,570
           87,334            83,256            18,625            15,982            33,294            10,197            26,644
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $216,659,229      $205,051,812       $46,438,284       $37,373,939      $ 79,285,273       $17,675,673       $64,616,366
          724,228         1,017,180           315,948           395,137           473,404           174,290           442,373
       21,717,892        40,492,337         8,690,204        13,233,635        13,388,947         5,537,611        12,381,165
        6,865,968        11,986,703         2,452,375         3,136,639         3,497,244         1,530,380         2,437,517
          351,366           233,767            12,465           273,263            76,995            13,961           146,514
               --                --                --                --                --                --                --
               --                --                --                --                --         6,709,746                --
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      17.84      $      19.99       $     11.19       $     11.18      $      11.98       $      8.66       $      9.92
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       8.20      $      11.66       $      9.24       $     10.34      $       6.70       $      8.28       $      6.94
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       7.85      $      11.14       $      9.06       $     10.21      $       5.72       $      8.32       $      6.43
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      10.79      $      10.56       $     11.48       $     11.06      $       9.60       $     11.00       $     13.20
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      12.19      $      11.40       $     12.65       $     14.52      $      11.58       $     13.64       $     15.47
     ============      ============       ===========       ===========      ============       ===========       ===========
     $         --      $         --       $        --       $        --      $         --       $        --       $        --
     ============      ============       ===========       ===========      ============       ===========       ===========
     $280,994,662      $238,331,025       $54,453,939       $48,170,866      $130,445,702       $30,525,948       $61,756,653
     ============      ============       ===========       ===========      ============       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $3,003,220        $755,095        $4,474,645

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        12,182           3,106            17,708
    Administrative charges..................................            --              --                --
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $       --        $     --        $       --
    Series II Policies......................................            --              --                --
    Series III Policies.....................................     2,576,105         558,035         3,895,889
    Series IV Policies......................................            --              --                --
    Series V Policies.......................................            --              --                --
    Series VI Policies......................................       414,933         193,954           561,048
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
    Series I variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series II variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series III variable accumulation unit value.............    $     8.94        $  12.65        $     8.46
                                                                ==========        ========        ==========
    Series IV variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series V variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series VI variable accumulation unit value..............    $    12.23        $  15.65        $    11.42
                                                                ==========        ========        ==========
Identified Cost of Investment...............................    $2,593,674        $547,741        $4,009,518
                                                                ==========        ========        ==========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH---      CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
      $1,974,439        $47,756,342       $27,790,973      $385,871,829      $240,790,909      $601,869,286

           7,682            159,537            98,895         1,248,700           785,574         1,973,428
              --             13,865             7,849           128,889            76,499           205,989
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $30,071,090       $16,779,506      $319,270,069      $189,505,567      $501,432,024
              --            156,679           112,618         1,464,723         1,371,891         2,175,730
       1,695,060         10,514,007         8,361,621        48,944,070        39,177,504        74,258,784
              --          4,417,260         2,401,884        14,289,696         9,222,957        21,176,603
              --            750,791            28,600           525,682           650,917           646,728
         271,697          1,673,113                --                --                --                --
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     17.86       $      8.67      $      21.00      $      17.67      $      20.52
      ==========        ===========       ===========      ============      ============      ============
      $       --        $      9.29       $     10.56      $      11.02      $      11.49      $      10.62
      ==========        ===========       ===========      ============      ============      ============
      $     8.50        $      9.02       $      8.79      $      10.58      $      11.31      $      10.00
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     11.58       $     10.55      $      12.43      $      11.51      $      11.05
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     12.55       $     13.97      $      14.73      $      11.54      $      11.42
      ==========        ===========       ===========      ============      ============      ============
      $    13.37        $     11.48       $        --      $         --      $         --      $         --
      ==========        ===========       ===========      ============      ============      ============
      $1,539,470        $47,261,407       $26,123,761      $341,074,240      $213,355,540      $610,831,167
      ==========        ===========       ===========      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $256,632,470     $32,221,594      $42,702,631

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        839,789         108,065          141,520
    Administrative charges..................................         95,219          10,048           14,085
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $231,574,455     $24,301,947      $34,542,077
    Series II Policies......................................        984,709         367,601          298,355
    Series III Policies.....................................     16,987,185       6,023,648        6,554,474
    Series IV Policies......................................      6,016,079       1,318,852        1,125,434
    Series V Policies.......................................        135,034          91,433           26,686
    Series VI Policies......................................             --              --               --
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
    Series I variable accumulation unit value...............   $      15.18     $      9.35      $     10.09
                                                               ============     ===========      ===========
    Series II variable accumulation unit value..............   $       6.46     $      8.28      $      7.15
                                                               ============     ===========      ===========
    Series III variable accumulation unit value.............   $       5.93     $      8.14      $      6.84
                                                               ============     ===========      ===========
    Series IV variable accumulation unit value..............   $       9.83     $     10.75      $     11.07
                                                               ============     ===========      ===========
    Series V variable accumulation unit value...............   $      12.48     $     13.62      $     13.44
                                                               ============     ===========      ===========
    Series VI variable accumulation unit value..............   $         --     $        --      $        --
                                                               ============     ===========      ===========
Identified Cost of Investment...............................   $397,715,716     $31,733,754      $46,848,823
                                                               ============     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  3,960,340      $  8,197,767      $211,108,484      $ 47,952,549       $48,468,631

              14,098            28,544           687,066           153,393           161,305
                 739             1,750            59,415             9,834            16,370
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $  1,791,903      $  3,794,985      $144,310,514      $ 19,772,639       $39,054,888
              23,186            58,995         1,477,880           292,393           163,869
           1,955,068         3,531,381        50,653,136        16,224,345         7,049,889
             131,694           672,156        13,286,083         7,059,389         1,965,315
              43,652           109,956           634,390           371,135            56,995
                  --                --                --         4,069,421                --
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $      11.57      $       9.73      $      13.88      $      15.55       $     12.70
        ============      ============      ============      ============       ===========
        $      13.61      $      10.02      $      13.24      $      15.41       $      9.15
        ============      ============      ============      ============       ===========
        $      10.87      $      10.08      $      12.95      $      15.61       $     10.63
        ============      ============      ============      ============       ===========
        $      17.50      $      14.01      $      11.51      $      14.71       $     14.10
        ============      ============      ============      ============       ===========
        $      15.62      $      13.53      $      11.68      $      18.55       $     18.07
        ============      ============      ============      ============       ===========
        $         --      $         --      $         --      $      16.35       $        --
        ============      ============      ============      ============       ===========
        $  2,950,456      $  6,809,179      $178,026,989      $ 37,665,181       $37,268,210
        ============      ============      ============      ============       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                MAINSTAY VP
                                             MAINSTAY VP          CAPITAL         MAINSTAY VP       MAINSTAY VP
                                                BOND--         APPRECIATION--    COMMON STOCK--    CONVERTIBLE--
                                            SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                           ----------------------------------------------------------------------
ASSETS:
  Investment at net asset value..........    $54,580,678        $43,499,848       $30,637,959       $67,956,533

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
    Mortality and expense risk charges...        188,640            152,543           104,602           231,944
    Administrative charges...............          9,818              7,414             5,809            12,416
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies....................    $ 7,474,420        $ 7,459,016       $ 4,809,647       $10,142,224
    Series II Policies...................          5,223              6,057                --            23,702
    Series III Policies..................     19,602,837         16,080,822        10,273,852        23,423,826
    Series IV Policies...................     16,738,101         10,571,112        10,069,951        20,014,251
    Series V Policies....................      1,361,662            428,733           213,230         1,466,426
    Series VI Policies...................      9,199,977          8,794,151         5,160,868        12,641,744
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
    Series I variable accumulation unit
      value..............................    $     10.15        $     11.42       $     12.44       $     11.48
                                             ===========        ===========       ===========       ===========
    Series II variable accumulation unit
      value..............................    $     10.02        $     10.31       $     10.00       $     10.11
                                             ===========        ===========       ===========       ===========
    Series III variable accumulation unit
      value..............................    $     10.12        $     11.52       $     12.34       $     11.49
                                             ===========        ===========       ===========       ===========
    Series IV variable accumulation unit
      value..............................    $     10.15        $     11.41       $     12.43       $     11.41
                                             ===========        ===========       ===========       ===========
    Series V variable accumulation unit
      value..............................    $     10.02        $     11.20       $     12.29       $     11.34
                                             ===========        ===========       ===========       ===========
    Series VI variable accumulation unit
      value..............................    $     10.09        $     11.36       $     12.37       $     11.28
                                             ===========        ===========       ===========       ===========
Identified Cost of Investment............    $56,354,186        $41,076,227       $27,826,548       $64,876,808
                                             ===========        ===========       ===========       ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP
                          HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP            MID CAP
      GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--           VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $35,848,913        $254,708,199       $44,926,428        $37,696,567        $61,004,366        $71,726,052

          120,968             850,041           149,149            124,611            207,493            233,196
            6,898              45,536             7,684              6,396             10,545             11,160
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $ 6,080,119        $ 33,433,962       $ 5,974,844        $ 5,875,735        $ 9,510,434        $ 9,219,891
            4,660              63,992             7,609             11,387              5,468             34,110
       12,874,507          94,870,877        16,793,257         13,092,046         21,257,083         25,829,800
       11,256,139          76,786,174        13,747,642         10,128,229         17,454,491         21,167,558
          705,706           8,737,445           684,423            655,817            853,909            832,677
        4,799,916          39,920,172         7,561,820          7,802,346         11,704,943         14,397,660
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.65       $     13.55        $     14.19        $     14.56        $     13.41
      ===========        ============       ===========        ===========        ===========        ===========
      $     10.01        $      10.18       $     10.19        $     10.19        $     10.24        $     10.29
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.83        $      12.56       $     13.30        $     14.06        $     14.23        $     13.52
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.71       $     13.38        $     14.09        $     14.26        $     13.40
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.54       $     12.96        $     14.09        $     13.94        $     13.25
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.58       $     13.08        $     13.94        $     14.48        $     13.33
      ===========        ============       ===========        ===========        ===========        ===========
      $36,765,835        $250,871,542       $39,258,139        $32,648,793        $50,931,023        $63,292,823
      ===========        ============       ===========        ===========        ===========        ===========


       MAINSTAY VP
         S&P 500
         INDEX--
      SERVICE CLASS
     ----------------
       $133,283,232
            444,532
             24,087
       ------------
       $132,814,613
       ============
       $ 20,963,803
             16,330
         51,775,376
         38,290,446
          2,782,384
         18,986,274
       ------------
       $132,814,613
       ============
       $      12.24
       ============
       $      10.25
       ============
       $      12.15
       ============
       $      12.23
       ============
       $      12.16
       ============
       $      12.17
       ============
       $122,598,429
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        MAINSTAY VP
                                                                                                          AMERICAN
                                               MAINSTAY VP        MAINSTAY VP                             CENTURY
                                                SMALL CAP            TOTAL           MAINSTAY VP          INCOME &
                                                 GROWTH--           RETURN--           VALUE--            GROWTH--
                                              SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                             --------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $49,499,869        $34,331,434        $50,768,128        $16,769,418

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        171,232            121,273            173,198             52,404
    Administrative charges.................          8,805              5,846              8,716              2,920
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $ 7,814,539        $ 5,621,633        $ 8,002,696        $ 2,449,943
    Series II Policies.....................          6,136                607              5,752             13,195
    Series III Policies....................     16,734,051         13,523,645         19,389,133          5,324,376
    Series IV Policies.....................     14,487,100          8,501,540         14,110,677          5,136,050
    Series V Policies......................        634,748            486,592            544,189            291,855
    Series VI Policies.....................      9,643,258          6,070,298          8,533,767          3,498,675
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     13.17        $     11.23        $     12.64        $     12.27
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.30        $     10.11        $     10.21        $     10.14
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     13.23        $     11.19        $     12.54        $     12.59
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.91        $     11.35        $     12.82        $     12.53
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.54        $     11.01        $     12.51        $     12.35
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     13.10        $     11.01        $     12.57        $     12.40
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $44,566,377        $32,901,093        $46,310,669        $15,421,002
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
        DREYFUS          EAGLE ASSET            LORD              ALGER             COLONIAL
         LARGE            MANAGEMENT           ABBETT            AMERICAN           SMALL CAP          DREYFUS IP
        COMPANY             GROWTH           DEVELOPING           SMALL            VALUE FUND,         TECHNOLOGY
        VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--   VARIABLE SERIES--       GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES         CLASS B         SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------
      $19,924,924        $16,573,959        $13,480,037        $18,361,986         $1,550,211         $19,522,842

           70,890             60,318             47,148             61,514              1,128              69,883
            3,659              2,914              2,540              3,498                 81               3,759
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $ 3,118,581        $ 2,040,612        $ 1,949,412        $ 2,923,304         $  521,278         $ 3,225,220
               --                 --              3,274              6,738              6,647                  --
        6,678,377          6,358,074          4,769,292          6,285,972            304,232           7,183,608
        5,698,833          5,116,356          4,310,273          5,992,850            431,165           5,905,012
          550,546            272,285            170,413            240,515                 --             207,883
        3,804,038          2,723,400          2,227,685          2,847,595            285,680           2,927,477
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.40        $     10.67        $     12.11        $     13.95         $    10.61         $     11.63
      ===========        ===========        ===========        ===========         ==========         ===========
      $     10.00        $     10.00        $     10.00        $     10.41         $    10.26         $     10.00
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.34        $     10.63        $     11.92        $     13.90         $    10.57         $     11.52
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.37        $     10.65        $     12.09        $     13.88         $    10.54         $     11.54
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.22        $     10.30        $     11.83        $     13.65         $    10.00         $     11.45
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.32        $     10.59        $     12.21        $     13.88         $    10.54         $     11.48
      ===========        ===========        ===========        ===========         ==========         ===========
      $18,238,719        $16,279,462        $12,535,299        $16,220,760         $1,549,163         $18,975,713
      ===========        ===========        ===========        ===========         ==========         ===========


       FIDELITY(R)
           VIP
     CONTRAFUND(R)--
     SERVICE CLASS 2
     ----------------
       $86,704,409
           284,298
            15,306
       -----------
       $86,404,805
       ===========
       $12,675,104
            29,775
        29,756,253
        26,881,188
         1,799,674
        15,262,811
       -----------
       $86,404,805
       ===========
       $     13.27
       ===========
       $     10.26
       ===========
       $     13.13
       ===========
       $     13.41
       ===========
       $     12.97
       ===========
       $     13.00
       ===========
       $76,665,234
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        JANUS ASPEN
                                               FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES
                                                   VIP                VIP               SERIES           WORLDWIDE
                                             EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--
                                             SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES
                                             -------------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $69,395,943        $74,384,545        $65,292,685        $20,398,588

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        226,830            218,490            225,836             71,019
    Administrative charges.................         12,356             14,450             12,799              3,971
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $10,242,549        $28,222,317        $10,377,766        $ 3,532,632
    Series II Policies.....................         10,084             87,621              8,688                 --
    Series III Policies....................     23,055,297         21,171,753         21,339,625          7,463,298
    Series IV Policies.....................     19,398,574         14,301,447         20,968,135          6,067,491
    Series V Policies......................      2,304,579          1,071,111          1,132,076            380,357
    Series VI Policies.....................     14,145,674          9,297,356         11,227,760          2,879,820
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     12.64        $     13.85        $     11.23        $     11.88
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.16        $     12.48        $     10.23        $     10.00
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     12.45        $     13.78        $     11.26        $     11.78
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.58        $     14.02        $     11.22        $     11.79
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.60        $     13.18        $     11.16        $     11.61
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     12.51        $     14.00        $     11.18        $     11.54
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $62,738,671        $64,001,028        $61,360,045        $19,202,651
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  NEUBERGER                             VAN KAMPEN
         MFS(R)                                                     BERMAN                                 UIF
       INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE         EMERGING
         TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY            MARKETS
        SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME            EQUITY--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II         CLASS II
    -----------------------------------------------------------------------------------------------------------------
       $3,635,846         $5,049,994         $40,013,522          $5,803,987        $79,844,265        $14,273,632

           12,301             16,840              92,998              18,804            260,590             47,182
              784                976               5,758               1,106             13,847              2,611
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $  832,925         $  930,337         $15,141,129          $1,365,497        $ 9,680,254        $ 2,225,093
               --                 --             153,503               1,658             16,105              1,392
          873,604          1,616,044          11,128,528           1,634,821         26,790,699          4,867,091
        1,094,944          1,604,411           6,513,284           1,504,784         24,617,569          4,745,011
           38,556             25,727             417,079             307,294          2,965,791             72,974
          782,732            855,659           6,561,243             970,023         15,499,410          2,312,278
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.56         $     13.86          $    12.48        $     12.66        $     16.63
       ==========         ==========         ===========          ==========        ===========        ===========
       $    10.00         $    10.00         $     12.45          $    10.67        $     10.33        $     10.67
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.96         $    12.45         $     14.58          $    12.54        $     12.59        $     15.98
       ==========         ==========         ===========          ==========        ===========        ===========
       $    12.02         $    12.25         $     14.67          $    12.95        $     12.68        $     16.55
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.54         $     14.66          $    12.67        $     12.53        $     12.76
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.88         $    12.64         $     14.54          $    12.69        $     12.57        $     16.01
       ==========         ==========         ===========          ==========        ===========        ===========
       $3,265,182         $4,429,212         $35,986,117          $5,178,534        $72,695,199        $12,169,332
       ==========         ==========         ===========          ==========        ===========        ===========


         VICTORY
     VIF DIVERSIFIED
         STOCK--
      CLASS A SHARES
    --------------------------------------------------
        $5,872,148
            15,555
             1,124
        ----------
        $5,855,469
        ==========
        $2,060,765
                --
         1,175,768
         1,599,483
            12,647
         1,006,806
        ----------
        $5,855,469
        ==========
        $    11.19
        ==========
        $    10.00
        ==========
        $    11.08
        ==========
        $    10.90
        ==========
        $    10.85
        ==========
        $    11.06
        ==========
        $5,554,744
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  8,419,121        $    908,808        $   1,943,203
  Mortality and expense risk charges...................      (3,371,472)         (4,906,027)          (3,128,740)
  Administrative charges...............................        (297,138)           (555,025)            (273,248)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................       4,750,511          (4,552,244)          (1,458,785)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      60,025,436          60,339,460          201,750,722
  Cost of investments sold.............................     (57,604,247)        (92,382,684)        (201,758,561)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........       2,421,189         (32,043,224)              (7,839)
  Realized gain distribution received..................       2,530,840                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      (3,418,356)         45,162,339                2,072
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................       1,533,673          13,119,115               (5,767)
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $  6,284,184        $  8,566,871        $  (1,464,552)
                                                           ============        ============        =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             S&P 500            SMALL CAP
                                                              VALUE--             INDEX--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  1,115,808        $  9,466,136        $          --
  Mortality and expense risk charges...................      (1,631,817)         (8,037,709)            (912,992)
  Administrative charges...............................        (133,348)           (835,640)             (76,717)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................        (649,357)            592,787             (989,709)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       5,775,614          70,550,155            8,845,580
  Cost of investments sold.............................      (5,099,997)        (71,627,428)          (7,212,218)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........         675,617          (1,077,273)           1,633,362
  Realized gain distribution received..................       1,246,854                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      17,701,449          53,483,871            4,351,673
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................      19,623,920          52,406,598            5,985,035
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 18,974,563        $ 52,999,385        $   4,995,326
                                                           ============        ============        =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP          MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--           GROWTH--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
    $  4,207,281    $  4,157,928    $  7,876,599    $ 53,205,112    $    639,230     $   266,799      $         --
      (3,974,835)     (2,959,601)     (2,843,292)     (9,923,413)       (789,444)       (644,325)         (964,556)
        (425,546)       (280,201)       (245,991)       (973,013)        (71,414)        (53,491)          (79,936)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
        (193,100)        918,126       4,787,316      42,308,686        (221,628)       (431,017)       (1,044,492)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      41,184,591      33,765,785      79,653,038     138,660,745       9,337,305       3,704,219        10,548,981
     (54,073,453)    (38,381,226)    (79,601,343)   (149,967,637)     (7,917,742)     (2,984,272)       (9,092,176)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
     (12,888,862)     (4,615,441)         51,695     (11,306,892)      1,419,563         719,947         1,456,805
              --              --              --              --              --       1,246,778                --
      40,339,057      12,994,494        (895,837)     48,866,587       8,352,821       8,003,511        13,683,264
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      27,450,195       8,379,053        (844,142)     37,559,695       9,772,384       9,970,236        15,140,069
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 27,257,095    $  9,297,179    $  3,943,174    $ 79,868,381    $  9,550,756     $ 9,539,219      $ 14,095,577
    ============    ============    ============    =============   ============     ===========      ============

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP       INCOME          COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--       & GROWTH--        VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------
    $  4,143,941    $  2,832,912    $    955,374    $    506,725    $    216,744     $        --      $         --
      (3,250,113)     (3,270,542)       (716,988)       (705,821)     (1,345,398)       (415,664)         (984,836)
        (353,355)       (325,714)        (71,558)        (61,226)       (138,212)        (39,660)          (98,626)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
         540,473        (763,344)        166,828        (260,322)     (1,266,866)       (455,324)       (1,083,462)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      37,935,452      28,109,187       6,757,412       8,117,868      20,628,690       6,610,410        11,692,733
     (40,878,587)    (29,562,209)     (6,949,284)     (8,113,395)    (34,272,760)     (7,753,004)      (10,590,717)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      (2,943,135)     (1,453,022)       (191,872)          4,473     (13,644,070)     (1,142,594)        1,102,016
              --              --              --              --              --              --                --
      13,900,293      25,508,177       5,821,819       5,051,499       9,803,326       2,701,305        10,278,565
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      10,957,158      24,055,155       5,629,947       5,055,972      (3,840,744)      1,558,711        11,380,581
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 11,497,631    $ 23,291,811    $  5,796,775    $  4,795,650    $ (5,107,610)    $ 1,103,387      $ 10,297,119
    ============    ============    ============    =============   ============     ===========      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004


                                                                AMSOUTH         AMSOUTH         AMSOUTH
                                                                ENHANCED     INTERNATIONAL     LARGE CAP
                                                              MARKET FUND     EQUITY FUND        FUND
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $    27,444     $        --     $    14,704
  Mortality and expense risk charges........................      (46,153)         (9,443)        (68,689)
  Administrative charges....................................           --              --              --
                                                              ------------    -----------     -----------
      Net investment income (loss)..........................      (18,709)         (9,443)        (53,985)
                                                              ------------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      451,746          71,515         690,866
  Cost of investments sold..................................     (440,857)        (52,954)       (684,707)
                                                              ------------    -----------     -----------
      Net realized gain (loss) on investments...............       10,889          18,561           6,159
  Realized gain distribution received.......................           --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      242,581         129,837         202,593
                                                              ------------    -----------     -----------
      Net gain (loss) on investments........................      253,470         148,398         208,752
                                                              ------------    -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $   234,761     $   138,955     $   154,767
                                                              ============    ===========     ===========

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)
                                                                WORLDWIDE       INVESTORS        MFS(R)
                                                                GROWTH--          TRUST         RESEARCH
                                                              INSTITUTIONAL     SERIES--        SERIES--
                                                                 SHARES       INITIAL CLASS   INITIAL CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  2,643,918     $   198,504     $   442,923
  Mortality and expense risk charges........................    (3,410,613)       (413,160)       (532,683)
  Administrative charges....................................      (385,161)        (38,484)        (52,848)
                                                              ------------     -----------     -----------
      Net investment income (loss)..........................    (1,151,856)       (253,140)       (142,608)
                                                              ------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    53,951,975       4,462,907       6,149,117
  Cost of investments sold..................................   (72,295,788)     (5,151,861)     (9,811,541)
                                                              ------------     -----------     -----------
      Net realized gain (loss) on investments...............   (18,343,813)       (688,954)     (3,662,424)
  Realized gain distribution received.......................            --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    26,904,789       3,857,911       9,204,880
                                                              ------------     -----------     -----------
      Net gain (loss) on investments........................     8,560,976       3,168,957       5,542,456
                                                              ------------     -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $  7,409,120     $ 2,915,817     $ 5,399,848
                                                              ============     ===========     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                   DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                   TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        CALVERT       GROWTH--           VIP            EQUITY-       BALANCED--
       MID CAP        SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
        FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    --------------------------------------------------------------------------------------------
      $      --     $  782,358    $        --     $  1,202,474     $  3,532,553    $  13,420,308
        (26,687)      (581,865)      (402,834)      (4,615,638)      (3,003,612)      (7,875,774)
             --        (50,875)       (31,160)        (477,693)        (291,994)        (821,580)
      ---------     -----------   ------------    ------------     ------------    -------------
        (26,687)       149,618       (433,994)      (3,890,857)         236,947        4,722,954
      ---------     -----------   ------------    ------------     ------------    -------------
        180,217      4,202,841     11,800,802       27,637,362       22,891,138       99,408,322
       (182,837)    (4,875,964)    (9,964,015)     (24,137,660)     (23,250,892)    (103,882,663)
      ---------     -----------   ------------    ------------     ------------    -------------
         (2,620)      (673,123)     1,836,787        3,499,702         (359,754)      (4,474,341)
             --             --             --               --          843,888               --
        257,002      3,444,066     (2,247,143)      47,628,975       21,258,222       40,046,366
      ---------     -----------   ------------    ------------     ------------    -------------
        254,382      2,770,943       (410,356)      51,128,677       21,742,356       35,572,025
      ---------     -----------   ------------    ------------     ------------    -------------
      $ 227,695     $2,920,561    $  (844,350)    $ 47,237,820     $ 21,979,303    $  40,294,979
      =========     ===========   ============    ============     ============    =============

                     NEUBERGER                                    VAN KAMPEN
                      BERMAN        T. ROWE                          UIF
       MFS(R)           AMT          PRICE          VAN ECK        EMERGING
      UTILITIES       MID-CAP        EQUITY        WORLDWIDE       MARKETS
      SERIES--       GROWTH--        INCOME          HARD          EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO        ASSETS         CLASS I
    -------------------------------------------------------------------------
      $  37,267     $       --    $ 2,979,753    $     80,445    $   289,609
        (40,201)      (108,695)    (2,486,124)       (408,673)      (557,060)
         (2,044)        (6,894)      (214,451)        (27,327)       (56,138)
      ---------     -----------   ------------   ------------    ------------
         (4,978)      (115,589)       279,178        (355,555)      (323,589)
      ---------     -----------   ------------   ------------    ------------
        566,245      3,442,864     12,452,488       3,185,060     10,547,382
       (389,607)    (2,889,387)   (10,862,478)     (2,293,604)   (12,785,089)
      ---------     -----------   ------------   ------------    ------------
        176,638        553,477      1,590,010         891,456     (2,237,707)
             --             --      4,468,125              --             --
        618,262        547,732     17,740,392       6,253,833     10,682,534
      ---------     -----------   ------------   ------------    ------------
        794,900      1,101,209     23,798,527       7,145,289      8,444,827
      ---------     -----------   ------------   ------------    ------------
      $ 789,922     $  985,620    $24,077,705    $  6,789,734    $ 8,121,238
      =========     ===========   ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                MAINSTAY VP         MAINSTAY VP
                                                           MAINSTAY VP            CAPITAL              COMMON
                                                              BOND--          APPRECIATION--          STOCK--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,846,068          $    31,477         $   355,582
  Mortality and expense risk charges...................       (553,618)            (445,516)           (306,602)
  Administrative charges...............................        (29,022)             (22,366)            (17,363)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................      1,263,428             (436,405)             31,617
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,305,539            1,877,573             848,978
  Cost of investments sold.............................     (2,426,180)          (1,739,033)           (744,588)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........       (120,641)             138,540             104,390
  Realized gain distribution received..................        583,451                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       (806,292)           1,516,420           2,151,066
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................       (343,482)           1,654,960           2,255,456
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   919,946          $ 1,218,555         $ 2,287,073
                                                           ===========          ===========         ===========


                                                           MAINSTAY VP          MAINSTAY VP
                                                             S&P 500             SMALL CAP          MAINSTAY VP
                                                             INDEX--             GROWTH--          TOTAL RETURN--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,766,946          $        --         $   514,872
  Mortality and expense risk charges...................     (1,227,384)            (463,186)           (362,263)
  Administrative charges...............................        (67,881)             (24,020)            (17,427)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................        471,681             (487,206)            135,182
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,338,257            2,068,974           2,119,282
  Cost of investments sold.............................     (2,065,739)          (1,856,679)         (1,964,676)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........        272,518              212,295             154,606
  Realized gain distribution received..................             --                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................      8,340,201            4,008,944           1,111,906
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................      8,612,719            4,221,239           1,266,512
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 9,084,400          $ 3,734,033         $ 1,401,694
                                                           ===========          ===========         ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             MAINSTAY VP
                                              HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
       MAINSTAY VP        MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP
      CONVERTIBLE--       GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)
     ---------------------------------------------------------------------------------------------------------------
       $ 1,167,062        $ 1,414,110        $16,378,295        $   328,836         $  113,773        $        --
          (676,421)          (368,042)        (2,336,506)          (353,494)          (315,196)          (547,405)
           (36,930)           (21,158)          (128,156)           (18,458)           (16,369)           (28,159)
       -----------        -----------        -----------        -----------         ----------        -----------
           453,711          1,024,910         13,913,633            (43,116)          (217,792)          (575,564)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,497,829          4,924,897          5,780,632            597,144            652,926          4,408,327
        (2,316,191)        (5,053,000)        (5,418,799)          (501,898)          (532,141)        (3,730,757)
       -----------        -----------        -----------        -----------         ----------        -----------
           181,638           (128,103)           361,833             95,246            120,785            677,570
                --                 --                 --                 --            774,026                 --
         2,142,049           (455,402)         4,263,691          4,938,118          4,387,762          9,017,157
       -----------        -----------        -----------        -----------         ----------        -----------
         2,323,687           (583,505)         4,625,524          5,033,364          5,282,573          9,694,727
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 2,777,398        $   441,405        $18,539,157        $ 4,990,248         $5,064,781        $ 9,119,163
       ===========        ===========        ===========        ===========         ==========        ===========


       MAINSTAY VP
         MID CAP
         VALUE--
     SERVICE CLASS(A)
     ----------------
        $  451,815
          (596,771)
           (28,987)
        ----------
          (173,943)
        ----------
           741,200
          (601,185)
        ----------
           140,015
           614,383
         7,035,664
        ----------
         7,790,062
        ----------
        $7,616,119
        ==========

                          MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP           ALGER
                            AMERICAN           DREYFUS          EAGLE ASSET            LORD             AMERICAN
                            CENTURY             LARGE            MANAGEMENT           ABBETT             SMALL
       MAINSTAY VP          INCOME &           COMPANY             GROWTH           DEVELOPING      CAPITALIZATION--
         VALUE--            GROWTH--           VALUE--            EQUITY--           GROWTH--           CLASS S
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)      SHARES(A)
     ---------------------------------------------------------------------------------------------------------------
       $   470,272        $   250,457        $   149,783        $     6,285         $       --        $        --
          (488,365)          (134,967)          (206,595)          (187,864)          (130,402)          (156,738)
           (25,428)            (7,429)           (10,583)            (8,984)            (6,959)            (8,989)
       -----------        -----------        -----------        -----------         ----------        -----------
           (43,521)           108,061            (67,395)          (190,563)          (137,361)          (165,727)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,103,507            633,478          1,901,754          1,966,086            787,083            706,323
        (1,794,032)          (547,386)        (1,659,787)        (1,949,329)          (713,403)          (587,576)
       -----------        -----------        -----------        -----------         ----------        -----------
           309,475             86,092            241,967             16,757             73,680            118,747
                --                 --                 --                 --                 --                 --
         3,379,065          1,079,250          1,279,898           (106,780)           782,042          1,876,029
       -----------        -----------        -----------        -----------         ----------        -----------
         3,688,540          1,165,342          1,521,865            (90,023)           855,722          1,994,776
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 3,645,019        $ 1,273,403        $ 1,454,470        $  (280,586)        $  718,361        $ 1,829,049
       ===========        ===========        ===========        ===========         ==========        ===========

         COLONIAL
        SMALL CAP
       VALUE FUND,
         VARIABLE
         SERIES--
        CLASS B(B)
     ----------------
        $    4,222
            (1,109)
               (80)
        ----------
             3,033
        ----------
            23,480
           (23,277)
        ----------
               203
            27,573
             1,048
        ----------
            28,824
        ----------
        $   31,857
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                    DREYFUS IP                                FIDELITY(R) VIP
                                                    TECHNOLOGY          FIDELITY(R) VIP           EQUITY-
                                                     GROWTH--           CONTRAFUND(R)--          INCOME--
                                                 SERVICE SHARES(A)    SERVICE CLASS 2(A)    SERVICE CLASS 2(A)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $        --           $    55,218           $  322,228
  Mortality and expense risk charges..........         (215,648)             (725,692)            (609,193)
  Administrative charges......................          (11,328)              (39,052)             (33,692)
                                                    -----------           -----------           ----------
      Net investment income (loss)............         (226,976)             (709,526)            (320,657)
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,903,281               669,520            1,148,191
  Cost of investments sold....................       (1,789,298)             (556,450)            (990,233)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................          113,983               113,070              157,958
  Realized gain distribution received.........               --                    --               83,974
  Change in unrealized appreciation
    (depreciation) on investments.............           80,024             8,705,990            5,156,865
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........          194,007             8,819,060            5,398,797
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $   (32,969)          $ 8,109,534           $5,078,140
                                                    ===========           ===========           ==========

                                                   T. ROWE PRICE          VAN KAMPEN
                                                      EQUITY             UIF EMERGING           VICTORY VIF
                                                      INCOME           MARKETS EQUITY--     DIVERSIFIED STOCK--
                                                 PORTFOLIO--II(A)         CLASS II(A)        CLASS A SHARES(D)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $   737,291           $    56,753           $   28,855
  Mortality and expense risk charges..........         (667,038)             (116,413)             (23,676)
  Administrative charges......................          (36,387)               (6,196)              (1,686)
                                                    -----------           -----------           ----------
      Net investment income (loss)............           33,866               (65,856)               3,493
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,117,688             3,088,847              399,459
  Cost of investments sold....................       (1,247,027)           (2,885,941)            (381,432)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................         (129,339)              202,906               18,027
  Realized gain distribution received.........        1,456,677                    --                   --
  Change in unrealized appreciation
    (depreciation) on investments.............        5,825,328             1,869,318              317,404
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........        7,152,666             2,072,224              335,431
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $ 7,186,532           $ 2,006,368           $  338,924
                                                    ===========           ===========           ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(c) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(d) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             JANUS ASPEN           MFS(R)
      FIDELITY(R)        JANUS ASPEN           SERIES             INVESTORS            MFS(R)              MFS(R)
          VIP              SERIES             WORLDWIDE             TRUST             RESEARCH            UTILITIES
       MID CAP--         BALANCED--           GROWTH--            SERIES--            SERIES--            SERIES--
    SERVICE CLASS 2   SERVICE SHARES(A)   SERVICE SHARES(A)   SERVICE CLASS(A)    SERVICE CLASS(A)    SERVICE CLASS(C)
    -------------------------------------------------------------------------------------------------------------------
      $        --        $ 1,292,551         $   163,193          $   8,029           $  23,480          $    3,011
         (454,675)          (670,888)           (206,184)           (32,711)            (46,665)           (114,953)
          (30,309)           (38,064)            (11,556)            (2,131)             (2,642)             (6,817)
      -----------        -----------         -----------          ---------           ---------          ----------
         (484,984)           583,599             (54,547)           (26,813)            (25,827)           (118,759)
      -----------        -----------         -----------          ---------           ---------          ----------
        1,388,968          2,279,700           1,184,023            234,226             265,756             262,048
       (1,212,798)        (2,132,126)         (1,068,271)          (208,672)           (227,820)           (229,797)
      -----------        -----------         -----------          ---------           ---------          ----------
          176,170            147,574             115,752             25,554              37,936              32,251
               --                 --                  --                 --                  --                  --
       10,086,422          3,015,545             643,853            301,264             501,466           4,016,228
      -----------        -----------         -----------          ---------           ---------          ----------
       10,262,592          3,163,119             759,605            326,818             539,402           4,048,479
      -----------        -----------         -----------          ---------           ---------          ----------
      $ 9,777,608        $ 3,746,718         $   705,058          $ 300,005           $ 513,575          $3,929,720
      ===========        ===========         ===========          =========           =========          ==========

         NEUBERGER
          BERMAN
        AMT MID-CAP
         GROWTH--
        CLASS S(A)
     -----------------
        $        --
            (40,142)
             (2,143)
        -----------
            (42,285)
        -----------
          1,896,423
         (1,851,979)
        -----------
             44,444
                 --
            597,813
        -----------
            642,257
        -----------
        $   599,972
        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 BOND--                CAPITAL APPRECIATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,750,511   $  7,215,572   $ (4,552,244)  $ (4,383,519)
    Net realized gain (loss) on investments..........     2,421,189      2,344,931    (32,043,224)   (36,120,266)
    Realized gain distribution received..............     2,530,840      6,901,429             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (3,418,356)    (7,897,548)    45,162,339    124,526,805
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     6,284,184      8,564,384      8,566,871     84,023,020
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,862,802     27,998,983      6,782,048     13,756,524
    Policyowners' surrenders.........................   (20,826,615)   (22,829,622)   (33,824,586)   (26,025,735)
    Policyowners' annuity and death benefits.........    (2,721,983)    (3,615,530)    (3,445,882)    (3,609,006)
    Net transfers from (to) Fixed Account............    (3,943,016)    30,817,008     (1,179,606)     4,381,706
    Transfers between Investment Divisions...........   (27,712,958)   (27,798,097)   (18,542,200)    (6,205,878)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (51,341,770)     4,572,742    (50,210,226)   (17,702,389)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (32,400)       (29,135)        (5,445)      (225,539)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (45,089,986)    13,107,991    (41,648,800)    66,095,092
NET ASSETS:
    Beginning of year................................   280,429,596    267,321,605    413,545,537    347,450,445
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $235,339,610   $280,429,596   $371,896,737   $413,545,537
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   HIGH YIELD
                                                              GOVERNMENT--                CORPORATE BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,787,316   $  7,243,883   $ 42,308,686   $ 42,754,522
    Net realized gain (loss) on investments..........        51,695      7,658,902    (11,306,892)   (16,325,649)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (895,837)   (14,553,572)    48,866,587    154,499,618
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,943,174        349,213     79,868,381    180,928,491
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,702,340     36,408,480     14,408,799     50,502,071
    Policyowners' surrenders.........................   (19,351,263)   (25,702,933)   (67,593,230)   (49,650,185)
    Policyowners' annuity and death benefits.........    (3,331,558)    (3,575,499)    (7,783,342)    (6,855,642)
    Net transfers from (to) Fixed Account............    (5,722,334)    30,884,972     (2,295,955)    29,310,933
    Transfers between Investment Divisions...........   (39,390,063)   (77,738,480)     2,365,345    104,645,503
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (64,092,878)   (39,723,460)   (60,898,383)   127,952,680
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,311)        (2,434)      (308,374)      (576,598)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (60,171,015)   (39,376,681)    18,661,624    308,304,573
NET ASSETS:
    Beginning of year................................   249,757,028    289,133,709    778,715,247    470,410,674
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $189,586,013   $249,757,028   $797,376,871   $778,715,247
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  COMMON STOCK--                 CONVERTIBLE--
          CASH MANAGEMENT                 INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004          2003(a)          2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $ (1,458,785)  $  (2,382,321)  $   (193,100)  $ (1,014,452)  $    918,126   $  1,993,942
          (7,839)         (3,707)   (12,888,862)   (14,821,360)    (4,615,441)    (2,641,696)
              --              --             --             --             --             --
           2,072         (11,386)    40,339,057     79,633,960     12,994,494     36,619,539
    ------------   -------------   ------------   ------------   ------------   ------------
      (1,464,552)     (2,397,414)    27,257,095     63,798,148      9,297,179     35,971,785
    ------------   -------------   ------------   ------------   ------------   ------------
      82,832,764      91,921,924      4,323,036      8,696,940      4,036,622     11,688,770
     (44,058,355)    (89,747,775)   (24,094,330)   (18,695,005)   (15,568,502)   (11,062,735)
      (2,952,212)     (2,566,655)    (2,678,850)    (2,570,812)    (1,843,014)    (1,707,037)
     (24,138,819)    (22,083,503)        83,844      7,317,206       (774,552)    13,853,012
     (50,611,299)    (99,899,729)   (10,804,572)    (7,804,493)      (752,012)    18,271,370
    ------------   -------------   ------------   ------------   ------------   ------------
     (38,927,921)   (122,375,738)   (33,170,872)   (13,056,164)   (14,901,458)    31,043,380
    ------------   -------------   ------------   ------------   ------------   ------------
          (5,488)         (6,141)       (53,926)      (174,487)       (38,270)       (95,928)
    ------------   -------------   ------------   ------------   ------------   ------------
     (40,397,961)   (124,779,293)    (5,967,703)    50,567,497     (5,642,549)    66,919,237
     239,326,786     364,106,079    319,943,774    269,376,277    224,756,367    157,837,130
    ------------   -------------   ------------   ------------   ------------   ------------
    $198,928,825   $ 239,326,786   $313,976,071   $319,943,774   $219,113,818   $224,756,367
    ============   =============   ============   ============   ============   ============

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                      MID CAP                       MID CAP
       INTERNATIONAL EQUITY--                CORE--                       GROWTH--
           INITIAL CLASS                  INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004           2003            2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $   (221,628)  $     232,424   $   (431,017)  $   (273,211)  $ (1,044,492)  $   (491,460)
       1,419,563       2,357,779        719,947       (119,499)     1,456,805       (507,459)
              --              --      1,246,778             --             --             --
       8,352,821       9,017,599      8,003,511      9,303,191     13,683,264     13,281,925
    ------------   -------------   ------------   ------------   ------------   ------------
       9,550,756      11,607,802      9,539,219      8,910,481     14,095,577     12,283,006
    ------------   -------------   ------------   ------------   ------------   ------------
       1,460,935       2,959,690      1,178,876      3,426,285      1,865,232      4,642,376
      (3,884,069)     (3,998,483)    (2,455,224)    (1,055,053)    (6,610,016)    (1,185,695)
        (579,519)       (387,058)      (230,851)       (47,339)      (744,734)      (355,515)
         725,855       4,047,033        616,720      4,369,105      1,652,851      6,376,086
      17,168,964       6,898,494     11,381,654      6,053,190     13,843,206     21,922,052
              --              --             --     (1,341,645)            --             --
    ------------   -------------   ------------   ------------   ------------   ------------
      14,892,166       9,519,676     10,491,175     11,404,543     10,006,539     31,399,304
    ------------   -------------   ------------   ------------   ------------   ------------
         (26,834)        (30,837)       (25,793)       (22,359)       (29,628)       (28,759)
    ------------   -------------   ------------   ------------   ------------   ------------
      24,416,088      21,096,641     20,004,601     20,292,665     24,072,488     43,653,551
      49,242,201      28,145,560     40,144,595     19,851,930     60,481,577     16,828,026
    ------------   -------------   ------------   ------------   ------------   ------------
    $ 73,658,289   $  49,242,201   $ 60,149,196   $ 40,144,595   $ 84,554,065   $ 60,481,577
    ============   =============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                             MID CAP VALUE--               S&P 500 INDEX--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (649,357)  $   (271,909)  $    592,787   $   (207,672)
    Net realized gain (loss) on investments..........       675,617       (626,963)    (1,077,273)   (13,454,757)
    Realized gain distribution received..............     1,246,854             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,701,449     22,832,096     53,483,871    143,135,055
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    18,974,563     21,933,224     52,999,385    129,472,626
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,879,275      8,327,340      9,465,336     23,543,660
    Policyowners' surrenders.........................    (6,774,051)    (4,062,659)   (50,784,682)   (34,117,892)
    Policyowners' annuity and death benefits.........      (675,900)      (367,802)    (5,238,699)    (6,350,583)
    Net transfers from (to) Fixed Account............     1,470,263     12,774,041      1,154,429     18,600,028
    Transfers between Investment Divisions...........    20,340,993      6,311,646       (508,570)     4,358,941
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    17,240,580     22,982,566    (45,912,186)     6,034,154
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (56,292)       (51,070)       (95,632)      (351,440)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    36,158,851     44,864,720      6,991,567    135,155,340
NET ASSETS:
    Beginning of year................................   108,601,078     63,736,358    627,345,460    492,190,120
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $144,759,929   $108,601,078   $634,337,027   $627,345,460
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 DREYFUS                     EAGLE ASSET
                                                              LARGE COMPANY                  MANAGEMENT
                                                                 VALUE--                   GROWTH EQUITY--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (260,322)  $   (266,014)  $ (1,266,866)  $ (1,281,330)
    Net realized gain (loss) on investments..........         4,473     (2,275,765)   (13,644,070)   (12,195,189)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     5,051,499     12,758,701      9,803,326     37,495,332
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,795,650     10,216,922     (5,107,610)    24,018,813
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       747,857      2,121,033      1,709,414      4,134,989
    Policyowners' surrenders.........................    (3,498,688)    (2,043,915)    (7,391,220)    (6,086,894)
    Policyowners' annuity and death benefits.........      (560,862)      (332,180)    (1,077,715)    (1,105,021)
    Net transfers from (to) Fixed Account............       540,957      3,605,517        (66,344)     3,249,687
    Transfers between Investment Divisions...........     2,808,990      3,085,364     (9,295,560)       670,352
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (8,611,688)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............        38,254     (2,175,869)   (16,121,425)       863,113
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (8,129)       (28,326)        12,190        (61,418)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     4,825,775      8,012,727    (21,216,845)    24,820,508
NET ASSETS:
    Beginning of year................................    49,586,838     41,574,111    117,938,708     93,118,200
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 54,412,613   $ 49,586,838   $ 96,721,863   $117,938,708
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                                                                             MAINSTAY VP
            SMALL CAP                   MAINSTAY VP                   MAINSTAY VP               AMERICAN CENTURY
            GROWTH--                  TOTAL RETURN--                    VALUE--                 INCOME & GROWTH--
          INITIAL CLASS                INITIAL CLASS                 INITIAL CLASS                INITIAL CLASS
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004           2003          2004          2003
    -----------------------------------------------------------------------------------------------------------------
    $  (989,709)  $  (604,585)  $    540,473   $  1,205,551   $   (763,344)  $    359,707   $   166,828   $       (92)
      1,633,362    (1,153,363)    (2,943,135)    (3,630,231)    (1,453,022)    (5,890,280)     (191,872)   (2,547,902)
             --            --             --             --             --             --            --            --
      4,351,673    16,529,663     13,900,293     42,560,872     25,508,177     56,473,800     5,821,819    14,161,573
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      4,995,326    14,771,715     11,497,631     40,136,192     23,291,811     50,943,227     5,796,775    11,613,579
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,675,404     4,877,710      3,452,132      8,518,075      4,357,551      9,797,374       638,424     2,103,564
     (3,436,078)   (1,991,471)   (21,938,731)   (16,927,438)   (20,331,298)   (15,800,613)   (4,035,637)   (2,790,642)
       (864,063)     (782,400)    (3,153,638)    (3,122,813)    (2,286,653)    (1,852,667)     (460,829)     (404,451)
      1,132,036     7,467,466     (1,026,343)     4,992,559        987,792     10,673,410       257,545     2,697,580
      2,943,652    16,552,766     (6,771,325)     2,187,879      1,332,931      1,172,233     1,778,082     1,956,397
             --            --             --             --             --             --            --    (8,547,910)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,450,951    26,124,071    (29,437,905)    (4,351,738)   (15,939,677)     3,989,737    (1,822,415)   (4,985,462)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        (14,327)      (35,935)       (30,966)      (110,501)       (47,800)      (127,474)      (12,618)      (31,349)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      6,431,950    40,859,851    (17,971,240)    35,673,953      7,304,334     54,805,490     3,961,742     6,596,768
     66,190,483    25,330,632    264,289,923    228,615,970    251,477,465    196,671,975    53,947,534    47,350,766
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $72,622,433   $66,190,483   $246,318,683   $264,289,923   $258,781,799   $251,477,465   $57,909,276   $53,947,534
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

           MAINSTAY VP                     ALGER
           LORD ABBETT                   AMERICAN
           DEVELOPING                      SMALL                        AMSOUTH                      AMSOUTH
            GROWTH--                 CAPITALIZATION--                  ENHANCED                   INTERNATIONAL
          INITIAL CLASS               CLASS O SHARES                  MARKET FUND                  EQUITY FUND
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004         2003(a)         2004         2003(a)
    -----------------------------------------------------------------------------------------------------------------
    $  (455,324)  $  (369,336)  $ (1,083,462)  $   (862,668)  $    (18,709)  $    (15,224)  $    (9,443)  $    (1,452)
     (1,142,594)   (2,206,925)     1,102,016     (1,560,092)        10,889        (26,430)       18,561          (585)
             --            --             --             --             --             --            --            --
      2,701,305    10,620,501     10,278,565     23,309,923        242,581        506,867       129,837       100,070
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,103,387     8,044,240     10,297,119     20,887,163        234,761        465,213       138,955        98,033
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        344,461     1,333,300      1,294,475      2,608,627        125,515         69,921        42,878         4,873
     (2,377,746)   (1,128,990)    (5,742,240)    (4,750,529)      (263,165)       (93,264)      (28,904)      (11,245)
       (212,455)     (170,538)      (627,422)      (523,087)        (5,652)        (5,011)           --            --
        124,265     1,581,719         14,609      1,933,607        411,920        350,589       203,946        86,875
       (299,255)    5,612,694      1,537,648      2,985,461        (59,649)       199,229         2,235        75,722
             --    (1,887,174)            --             --             --             --            --            --
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (2,420,730)    5,341,011     (3,522,930)     2,254,079        208,969        521,464       220,155       156,225
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
         (4,558)      (18,342)       (33,722)       (57,511)          (442)        (1,367)         (430)         (314)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (1,321,901)   13,366,909      6,740,467     23,083,731        443,288        985,310       358,680       253,944
     32,963,562    19,596,653     73,283,468     50,199,737      2,547,750      1,562,440       393,309       139,365
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $31,641,661   $32,963,562   $ 80,023,935   $ 73,283,468   $  2,991,038   $  2,547,750   $   751,989   $   393,309
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003


                                                                        AMSOUTH                       AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                              ---------------------------   ---------------------------
                                                                  2004         2003(a)          2004         2003(a)
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $    (53,985)  $    (42,679)  $    (26,687)  $    (16,712)
    Net realized gain (loss) on investments.................         6,159        (45,208)        (2,620)       (23,864)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       202,593        780,271        257,002        359,670
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................       154,767        692,384        227,695        319,094
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       198,977         85,877         51,416         93,604
    Policyowners' surrenders................................      (304,428)      (212,202)      (128,719)       (47,231)
    Policyowners' annuity and death benefits................       (23,711)       (19,127)       (21,436)          (565)
    Net transfers from (to) Fixed Account...................       590,151        720,622        229,951        219,190
    Transfers between Investment Divisions..................      (182,393)       231,887        110,755         88,106
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................       278,596        807,057        241,967        353,104
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................           (48)        (1,927)          (663)          (838)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................       433,315      1,497,514        468,999        671,360
NET ASSETS:
    Beginning of year.......................................     4,023,622      2,526,108      1,497,758        826,398
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $  4,456,937   $  4,023,622   $  1,966,757   $  1,497,758
                                                              ============   ============   ============   ============

                                                                      JANUS ASPEN                   JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                              ---------------------------   ---------------------------
                                                                  2004           2003           2004           2003
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $  4,722,954   $  4,965,652   $ (1,151,856)  $   (763,220)
    Net realized gain (loss) on investments.................    (4,474,341)    (8,290,284)   (18,343,813)   (15,235,868)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................    40,046,366     76,608,412     26,904,789     71,930,077
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................    40,294,979     73,283,780      7,409,120     55,930,989
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................     8,466,524     23,016,998      4,116,985      8,565,902
    Policyowners' surrenders................................   (47,771,158)   (40,684,487)   (21,215,237)   (17,178,053)
    Policyowners' annuity and death benefits................    (6,407,812)    (5,758,129)    (2,288,198)    (2,295,628)
    Net transfers from (to) Fixed Account...................    (1,642,095)    22,230,570     (1,090,554)     4,677,762
    Transfers between Investment Divisions..................   (38,084,883)   (27,330,412)   (24,714,699)   (23,041,266)
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................   (85,439,424)   (28,525,460)   (45,191,703)   (29,271,283)
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................      (115,991)      (203,148)       (65,371)      (154,832)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................   (45,260,436)    44,555,172    (37,847,954)    26,504,874
NET ASSETS:
    Beginning of year.......................................   644,950,305    600,395,133    293,545,416    267,040,542
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $599,689,869   $644,950,305   $255,697,462   $293,545,416
                                                              ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004         2003(a)        2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $   149,618   $   239,419   $  (433,994)  $  (251,216)  $ (3,890,857)  $ (2,851,154)  $    236,947   $    566,581
       (673,123)     (978,712)    1,836,787        (8,060)     3,499,702     (3,074,284)      (359,754)    (4,706,587)
             --            --            --            --             --             --        843,888             --
      3,444,066     5,993,240    (2,247,143)    6,316,256     47,628,975     77,663,065     21,258,222     52,748,569
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,920,561     5,253,947      (844,350)    6,056,980     47,237,820     71,737,627     21,979,303     48,608,563
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,912,310     3,634,452       861,314     2,889,939      4,866,868     12,036,604      3,534,145      7,217,772
     (2,557,405)   (1,775,298)   (1,883,394)   (1,750,594)   (27,630,497)   (18,113,205)   (18,372,755)   (13,147,263)
       (313,320)     (426,011)     (139,715)     (523,350)    (3,331,670)    (3,146,918)    (3,457,556)    (2,522,229)
      1,320,941     2,892,282       273,926     2,215,354      1,051,962     14,657,470        519,114      9,011,341
      1,261,938     2,093,259    (1,419,495)   14,589,127     15,267,034      8,049,260     10,275,155      8,708,855
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,624,464     6,418,684    (2,307,364)   17,420,476     (9,776,303)    13,483,211     (7,501,897)     9,268,476
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,095)      (13,904)         (203)      (13,910)      (124,058)      (199,895)       (39,953)      (130,233)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      8,537,930    11,658,727    (3,151,917)   23,463,546     37,337,459     85,020,943     14,437,453     57,746,806
     39,045,010    27,386,283    30,836,146     7,372,600    347,156,781    262,135,838    225,491,383    167,744,577
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,582,940   $39,045,010   $27,684,229   $30,836,146   $384,494,240   $347,156,781   $239,928,836   $225,491,383
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004          2003          2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $  (253,140)  $  (222,991)  $  (142,608)  $  (282,085)  $     (4,978)  $      6,211   $   (115,589)  $    (69,334)
       (688,954)   (1,604,575)   (3,662,424)   (4,664,295)       176,638         16,162        553,477       (194,925)
             --            --            --            --             --             --             --             --
      3,857,911     7,223,602     9,204,880    12,606,535        618,262        426,467        547,732      1,368,333
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,915,817     5,396,036     5,399,848     7,660,155        789,922        448,840        985,620      1,104,074
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        417,932       895,386       613,330     1,226,447           (847)        22,366        108,516        147,242
     (2,042,135)   (1,611,515)   (3,025,238)   (2,025,330)      (413,819)      (104,866)      (771,094)      (272,161)
       (393,162)     (394,980)     (454,115)     (291,143)        (8,802)       (20,832)       (21,737)       (29,572)
        167,795     1,359,702        71,907     1,086,641         77,535        468,628        145,863        875,524
       (972,112)     (834,702)     (959,730)   (1,257,567)     1,360,445        590,358       (586,920)     3,441,423
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (2,821,682)     (586,109)   (3,753,846)   (1,260,952)     1,014,512        955,654     (1,125,372)     4,162,456
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,188)      (14,576)      (15,568)      (20,566)        (2,284)        (1,207)        (3,450)        (2,836)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         86,947     4,795,351     1,630,434     6,378,637      1,802,150      1,403,287       (143,202)     5,263,694
     32,016,534    27,221,183    40,916,592    34,537,955      2,143,353        740,066      8,310,675      3,046,981
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $32,103,481   $32,016,534   $42,547,026   $40,916,592   $  3,945,503   $  2,143,353   $  8,167,473   $  8,310,675
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                                                              VAN ECK
                                                              T. ROWE PRICE                  WORLDWIDE
                                                                 EQUITY                        HARD
                                                            INCOME PORTFOLIO                  ASSETS
                                                       ---------------------------   -------------------------
                                                           2004           2003          2004         2003(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    279,178   $    421,520   $  (355,555)  $  (116,038)
    Net realized gain (loss) on investments..........     1,590,010     (1,529,969)      891,456       (75,442)
    Realized gain distribution received..............     4,468,125             --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,740,392     32,535,177     6,253,833     4,670,344
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    24,077,705     31,426,728     6,789,734     4,478,864
                                                       ------------   ------------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,035,824      8,988,647    11,138,000     2,302,435
    Policyowners' surrenders.........................   (12,445,881)    (7,703,430)   (1,729,565)     (959,101)
    Policyowners' annuity and death benefits.........    (1,401,414)    (1,173,937)     (175,456)     (232,312)
    Net transfers from (to) Fixed Account............     2,335,449     13,285,554     2,669,176     1,491,196
    Transfers between Investment Divisions...........    22,298,176     11,156,473    11,071,374     2,024,174
                                                       ------------   ------------   -----------   -----------
      Net contributions and (withdrawals)............    13,822,154     24,553,307    22,973,529     4,626,392
                                                       ------------   ------------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (51,858)       (84,219)      (21,840)      (12,446)
                                                       ------------   ------------   -----------   -----------
        Increase (decrease) in net assets............    37,848,001     55,895,816    29,741,423     9,092,810
NET ASSETS:
    Beginning of year................................   172,514,002    116,618,186    18,047,899     8,955,089
                                                       ------------   ------------   -----------   -----------
    End of year......................................  $210,362,003   $172,514,002   $47,789,322   $18,047,899
                                                       ============   ============   ===========   ===========

                                                               VAN KAMPEN
                                                                   UIF
                                                            EMERGING MARKETS
                                                                EQUITY--
                                                                 CLASS I
                                                       ---------------------------
                                                           2004           2003
                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (323,589)  $   (493,604)
    Net realized gain (loss) on investments..........    (2,237,707)      (463,160)
    Realized gain distribution received..............            --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,682,534     16,827,765
                                                       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     8,121,238     15,871,001
                                                       ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       756,714      1,178,764
    Policyowners' surrenders.........................    (3,406,142)    (2,253,626)
    Policyowners' annuity and death benefits.........      (470,417)      (185,044)
    Net transfers from (to) Fixed Account............       311,044      1,322,283
    Transfers between Investment Divisions...........     2,549,112     (1,193,319)
                                                       ------------   ------------
      Net contributions and (withdrawals)............      (259,689)    (1,130,942)
                                                       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (30,453)       (41,230)
                                                       ------------   ------------
        Increase (decrease) in net assets............     7,831,096     14,698,829
NET ASSETS:
    Beginning of year................................    40,459,860     25,761,031
                                                       ------------   ------------
    End of year......................................  $ 48,290,956   $ 40,459,860
                                                       ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                                BOND--              CAPITAL APPRECIATION--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,263,428   $   669,046   $  (436,405)  $   (35,306)
    Net realized gain (loss) on investments..........     (120,641)       (9,433)      138,540         3,797
    Realized gain distribution received..............      583,451       451,604            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (806,292)     (967,216)    1,516,420       907,201
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      919,946       144,001     1,218,555       875,692
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   28,326,752    16,184,310    23,617,625    12,149,453
    Policyowners' surrenders.........................   (1,630,614)     (134,737)     (923,834)      (55,367)
    Policyowners' annuity and death benefits.........     (229,185)      (22,694)      (48,557)           --
    Net transfers from (to) Fixed Account............    8,056,169     2,804,694     5,080,974     1,409,906
    Transfers between Investment Divisions...........       55,370       (86,376)     (492,509)      509,713
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   34,578,492    18,745,197    27,233,699    14,013,705
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,791)         (625)          (40)       (1,720)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   35,493,647    18,888,573    28,452,214    14,887,677
NET ASSETS:
    Beginning of year................................   18,888,573            --    14,887,677            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $54,382,220   $18,888,573   $43,339,891   $14,887,677
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                        INTERNATIONAL EQUITY--          MID CAP CORE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (43,116)  $   100,083   $  (217,792)  $    (3,743)
    Net realized gain (loss) on investments..........       95,246           584       120,785         4,307
    Realized gain distribution received..............           --            --       774,026            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    4,938,118       730,172     4,387,762       660,013
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    4,990,248       830,839     5,064,781       660,577
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   23,853,952     6,487,226    18,091,012     6,647,592
    Policyowners' surrenders.........................     (710,428)      (20,173)     (727,901)      (24,107)
    Policyowners' annuity and death benefits.........     (128,863)           --       (47,234)           --
    Net transfers from (to) Fixed Account............    5,109,965       777,923     4,277,750       754,227
    Transfers between Investment Divisions...........    3,086,439       506,598     2,489,388       392,621
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   31,211,065     7,751,574    24,083,015     7,770,333
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,377)       (1,754)      (11,921)       (1,225)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   36,188,936     8,580,659    29,135,875     8,429,685
NET ASSETS:
    Beginning of year................................    8,580,659            --     8,429,685            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $44,769,595   $ 8,580,659   $37,565,560   $ 8,429,685
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                   HIGH YIELD
         COMMON STOCK--               CONVERTIBLE--                GOVERNMENT--               CORPORATE BOND--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $    31,617   $    48,214   $   453,711   $   358,567   $  1,024,910   $   536,713   $ 13,913,633   $ 4,572,088
        104,390         8,375       181,638        10,159       (128,103)      (23,739)       361,833        75,226
             --            --            --            --             --            --             --            --
      2,151,066       660,345     2,142,049       937,676       (455,402)     (461,521)     4,263,691      (427,034)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      2,287,073       716,934     2,777,398     1,306,402        441,405        51,453     18,539,157     4,220,280
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     15,004,613     7,989,297    32,545,228    17,816,107     19,050,338    11,550,843    135,148,403    62,557,554
       (661,788)      (30,782)   (1,718,393)      (93,399)    (1,380,706)     (111,045)    (5,501,123)     (510,614)
        (13,750)           --       (90,073)       (2,472)       (49,221)      (21,357)      (646,595)      (16,408)
      3,151,764       864,374    11,513,571     3,058,428      4,873,982     1,798,730     24,002,067     6,778,138
        965,360       259,250        73,250       536,450       (316,483)     (163,918)     5,903,008     3,406,645
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     18,446,199     9,082,139    42,323,583    21,315,114     22,177,910    13,053,253    158,905,760    72,215,315
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
         (3,291)       (1,506)       (7,685)       (2,639)        (2,564)         (410)       (58,909)       (8,981)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     20,729,981     9,797,567    45,093,296    22,618,877     22,616,751    13,104,296    177,386,008    76,426,614
      9,797,567            --    22,618,877            --     13,104,296            --     76,426,614            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $30,527,548   $ 9,797,567   $67,712,173   $22,618,877   $ 35,721,047   $13,104,296   $253,812,622   $76,426,614
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                  MAINSTAY VP
        MID CAP GROWTH--             MID CAP VALUE--             S&P 500 INDEX--             SMALL CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $  (575,564)  $   (50,908)  $  (173,943)  $    75,068   $    471,681   $   289,627   $   (487,206)  $   (42,984)
        677,570        16,617       140,015         2,824        272,518         8,627        212,295       101,617
             --            --       614,383            --             --            --             --            --
      9,017,157     1,056,186     7,035,664     1,397,565      8,340,201     2,344,601      4,008,944       924,548
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      9,119,163     1,021,895     7,616,119     1,475,457      9,084,400     2,642,855      3,734,033       983,181
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     29,060,538    12,366,489    34,795,764    12,558,709     70,753,569    30,225,134     26,608,690    10,104,785
     (1,306,305)      (42,443)   (1,361,139)     (148,820)    (3,005,687)     (126,507)    (1,423,298)      (63,684)
       (142,289)           --       (47,597)       (9,982)      (268,779)           --        (91,716)           --
      6,356,741     1,429,279     8,978,905     1,967,194     15,775,645     3,826,016      6,127,312     1,588,488
      1,974,479       967,172     4,910,904       767,872      2,375,002     1,550,382        753,456     1,007,218
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     35,943,164    14,720,497    47,276,837    15,134,973     85,629,750    35,475,025     31,974,444    12,636,807
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
        (16,684)       (1,707)      (18,810)       (2,880)       (11,840)       (5,577)        (7,084)       (1,549)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     45,045,643    15,740,685    54,874,146    16,607,550     94,702,310    38,112,303     35,701,393    13,618,439
     15,740,685            --    16,607,550            --     38,112,303            --     13,618,439            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $60,786,328   $15,740,685   $71,481,696   $16,607,550   $132,814,613   $38,112,303   $ 49,319,832   $13,618,439
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   135,182   $   151,742   $   (43,521)  $   132,011
    Net realized gain (loss) on investments..........      154,606         8,420       309,475         5,578
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,111,906       318,435     3,379,065     1,078,395
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,401,694       478,597     3,645,019     1,215,984
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   17,926,443     9,409,022    25,919,825    11,071,138
    Policyowners' surrenders.........................     (884,719)      (64,750)     (974,606)      (45,141)
    Policyowners' annuity and death benefits.........      (28,772)       (1,839)      (10,553)       (1,873)
    Net transfers from (to) Fixed Account............    4,809,650     1,240,638     6,144,530     1,672,577
    Transfers between Investment Divisions...........     (704,132)      626,032     1,352,930       604,755
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   21,118,470    11,209,103    32,432,126    13,301,456
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (2,608)         (941)       (5,918)       (2,453)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   22,517,556    11,686,759    36,071,227    14,514,987
NET ASSETS:
    Beginning of year................................   11,686,759            --    14,514,987            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $34,204,315   $11,686,759   $50,586,214   $14,514,987
                                                       ===========   ===========   ===========   ===========

                                                                                               COLONIAL SMALL
                                                         ALGER AMERICAN SMALL                  CAP VALUE FUND,
                                                           CAPITALIZATION--                   VARIABLE SERIES--
                                                            CLASS S SHARES                         CLASS B
                                                       -------------------------              -----------------
                                                         2004(F)       2003(B)                     2004(G)
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (165,727)  $   (12,957)                $    3,033
    Net realized gain (loss) on investments..........      118,747         3,323                        203
    Realized gain distribution received..............           --            --                     27,573
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,876,029       265,197                      1,048
                                                       -----------   -----------                 ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,829,049       255,563                     31,857
                                                       -----------   -----------                 ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    9,106,509     3,487,235                    817,168
    Policyowners' surrenders.........................     (401,534)      (12,836)                       (24)
    Policyowners' annuity and death benefits.........      (13,407)           --                         --
    Net transfers from (to) Fixed Account............    1,847,356       381,569                     49,822
    Transfers between Investment Divisions...........    1,575,086       246,929                    650,198
                                                       -----------   -----------                 ----------
      Net contributions and (withdrawals)............   12,114,010     4,102,897                  1,517,164
                                                       -----------   -----------                 ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,150)         (395)                       (19)
                                                       -----------   -----------                 ----------
        Increase (decrease) in net assets............   13,938,909     4,358,065                  1,549,002
NET ASSETS:
    Beginning of year................................    4,358,065            --                         --
                                                       -----------   -----------                 ----------
    End of year......................................  $18,296,974   $ 4,358,065                 $1,549,002
                                                       ===========   ===========                 ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                 MAINSTAY VP                MAINSTAY VP                 MAINSTAY VP
        AMERICAN CENTURY              DREYFUS LARGE          EAGLE ASSET MANAGEMENT     LORD ABBETT DEVELOPING
        INCOME & GROWTH--            COMPANY VALUE--            GROWTH EQUITY--                GROWTH--
          SERVICE CLASS               SERVICE CLASS              SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   ------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)      2003(B)       2004(F)       2003(B)
    ------------------------------------------------------------------------------------------------------------
    $   108,061   $    33,732   $   (67,395)  $    16,252   $  (190,563)  $  (18,715)  $  (137,361)  $   (14,763)
         86,092         2,148       241,967         1,536        16,757        8,458        73,680         9,907
             --            --            --            --            --           --            --            --
      1,079,250       269,166     1,279,898       406,307      (106,780)     401,277       782,042       162,697
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      1,273,403       305,046     1,454,470       424,095      (280,586)     391,020       718,361       157,841
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      9,312,918     2,939,211    10,037,234     4,252,337     9,002,711    5,659,004     7,124,597     3,453,771
       (422,105)      (20,244)     (541,140)      (12,409)     (607,575)     (26,883)     (309,470)      (22,215)
        (30,053)           --       (16,205)           --       (45,733)          --       (22,050)           --
      2,302,058       494,253     2,129,230       786,074     2,292,436      760,252     1,528,709       385,802
        326,344       235,857     1,081,684       257,778      (966,782)     332,119       152,924       263,554
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     11,489,162     3,649,077    12,690,803     5,283,780     9,675,057    6,724,492     8,474,710     4,080,912
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
         (1,969)         (625)       (1,895)         (878)        1,502         (758)       (1,318)         (157)
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     12,760,596     3,953,498    14,143,378     5,706,997     9,395,973    7,114,754     9,191,753     4,238,596
      3,953,498            --     5,706,997            --     7,114,754           --     4,238,596            --
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
    $16,714,094   $ 3,953,498   $19,850,375   $ 5,706,997   $16,510,727   $7,114,754   $13,430,349   $ 4,238,596
    ===========   ===========   ===========   ===========   ===========   ==========   ===========   ===========


      DREYFUS IP TECHNOLOGY          FIDELITY(R) VIP             FIDELITY(R) VIP             FIDELITY(R) VIP
            GROWTH--                 CONTRAFUND(R)--             EQUITY-INCOME--                MID CAP--
         SERVICE SHARES              SERVICE CLASS 2             SERVICE CLASS 2             SERVICE CLASS 2
    -------------------------   -------------------------   -------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)       2003(B)        2004         2003(C)
    -------------------------------------------------------------------------------------------------------------
    $  (226,976)  $   (28,950)  $  (709,526)  $   (62,633)  $  (320,657)  $   (54,055)  $  (484,984)  $    (9,128)
        113,983        30,527       113,070         7,697       157,958         9,678       176,170         5,852
             --            --            --            --        83,974            --            --            --
         80,024       467,105     8,705,990     1,333,185     5,156,865     1,500,408    10,086,422       297,094
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        (32,969)      468,682     8,109,534     1,278,249     5,078,140     1,456,031     9,777,608       293,818
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     10,108,446     6,715,921    44,851,838    14,442,367    37,912,960    13,722,795    27,676,531     1,861,787
       (584,616)      (22,108)   (1,456,588)      (72,874)   (1,455,786)      (69,883)   (1,346,299)      (36,974)
        (23,572)           --      (134,820)           --       (85,116)       (8,028)     (169,701)           --
      2,146,155       585,804    10,791,287     2,527,803     7,529,061     1,661,505     5,792,542       316,111
       (358,894)      446,667     5,045,675     1,042,665     2,936,845       488,394    27,377,145     2,629,850
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,287,519     7,726,284    59,097,392    17,939,961    46,837,964    15,794,783    59,330,218     4,770,774
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            354          (670)      (17,820)       (2,511)       (7,101)       (3,060)      (20,415)         (398)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,254,904     8,194,296    67,189,106    19,215,699    51,909,003    17,247,754    69,087,411     5,064,194
      8,194,296            --    19,215,699            --    17,247,754            --     5,064,194            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $19,449,200   $ 8,194,296   $86,404,805   $19,215,699   $69,156,757   $17,247,754   $74,151,605   $ 5,064,194
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                          JANUS ASPEN SERIES          JANUS ASPEN SERIES
                                                              BALANCED--              WORLDWIDE GROWTH--
                                                            SERVICE SHARES              SERVICE SHARES
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   583,599   $   128,799   $   (54,547)  $   (9,168)
    Net realized gain (loss) on investments..........      147,574         5,656       115,752        5,488
    Realized gain distribution received..............           --            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    3,015,545       917,096       643,853      552,083
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    3,746,718     1,051,551       705,058      548,403
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   29,613,727    20,254,818    10,432,636    5,688,873
    Policyowners' surrenders.........................   (1,721,304)     (105,144)     (553,518)     (25,856)
    Policyowners' annuity and death benefits.........     (171,981)           --        (6,553)          --
    Net transfers from (to) Fixed Account............    8,893,450     3,134,124     2,295,374      756,492
    Transfers between Investment Divisions...........       66,432       302,659       282,848      203,774
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   36,680,324    23,586,457    12,450,787    6,623,283
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (8,595)       (2,405)       (2,741)      (1,192)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   40,418,447    24,635,603    13,153,104    7,170,494
NET ASSETS:
    Beginning of year................................   24,635,603            --     7,170,494           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $65,054,050   $24,635,603   $20,323,598   $7,170,494
                                                       ===========   ===========   ===========   ==========

                                                                                        VAN KAMPEN UIF
                                                                                           EMERGING
                                                         T. ROWE PRICE EQUITY          MARKETS EQUITY--
                                                         INCOME PORTFOLIO--II              CLASS II
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    33,866   $    28,151   $   (65,856)  $   (6,522)
    Net realized gain (loss) on investments..........     (129,339)      (11,111)      202,906       30,499
    Realized gain distribution received..............    1,456,677            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    5,825,328     1,323,740     1,869,318      234,981
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    7,186,532     1,340,780     2,006,368      258,958
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   41,425,016    13,752,482     7,763,796    1,877,349
    Policyowners' surrenders.........................   (1,767,134)      (69,148)     (290,705)      (5,182)
    Policyowners' annuity and death benefits.........     (123,624)      (22,489)       (5,113)          --
    Net transfers from (to) Fixed Account............    9,224,798     1,917,938     1,178,214      149,329
    Transfers between Investment Divisions...........    5,787,228       911,110       706,355      591,097
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   54,546,284    16,489,893     9,352,547    2,612,593
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,074)       18,413        (6,235)        (392)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   61,720,742    17,849,086    11,352,680    2,871,159
NET ASSETS:
    Beginning of year................................   17,849,086            --     2,871,159           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $79,569,828   $17,849,086   $14,223,839   $2,871,159
                                                       ===========   ===========   ===========   ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through June 30, 2004.
(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       MFS(R) INVESTORS                MFS(R)                    MFS(R)            NEUBERGER BERMAN AMT
        TRUST SERIES--           RESEARCH SERIES--         UTILITIES SERIES--        MID-CAP GROWTH--
         SERVICE CLASS             SERVICE CLASS             SERVICE CLASS               CLASS S
    -----------------------   ------------------------   ----------------------   ----------------------
     2004(F)      2003(B)       2004(F)      2003(B)       2004(D)     2003(B)      2004(F)     2003(B)
    ----------------------------------------------------------------------------------------------------
    $  (26,813)  $   (4,088)  $   (25,827)  $   (6,664)  $  (118,759)  $   (295)  $   (42,285)  $ (1,867)
        25,554        2,765        37,936          890        32,251          4        44,444        231
            --           --            --           --            --         --            --         --
       301,264       69,400       501,466      119,316     4,016,228     11,177       597,813     27,641
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
       300,005       68,077       513,575      113,542     3,929,720     10,886       599,972     26,005
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     1,826,405      840,705     2,116,731    1,261,053    12,619,966    137,548     3,566,648    208,242
      (107,551)      (2,718)     (144,050)      (2,817)     (357,193)        --       (84,158)    (2,463)
        (5,251)          --        (4,190)          --       (49,452)        --            --         --
       478,904      177,860       538,998      189,489     2,379,686      9,469       730,692    262,967
        11,871       35,184       238,485      212,793    21,241,132        (17)      453,983     23,747
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,204,378    1,051,031     2,745,974    1,660,518    35,834,139    147,000     4,667,165    492,493
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
          (579)        (151)       (1,179)        (252)       (6,965)       (14)       (1,508)       (50)
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,503,804    1,118,957     3,258,370    1,773,808    39,756,894    157,872     5,265,629    518,448
     1,118,957           --     1,773,808           --       157,872         --       518,448         --
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
    $3,622,761   $1,118,957   $ 5,032,178   $1,773,808   $39,914,766   $157,872   $ 5,784,077   $518,448
    ==========   ==========   ===========   ==========   ===========   ========   ===========   ========

          Victory VIF
          Diversified
            Stock--
         Class A Shares
         --------------
            2004(e)
         --------------
          $     3,493
               18,027
                   --
              317,404
          -----------
              338,924
          -----------
            2,388,147
             (218,206)
                   --
              461,479
            2,885,624
          -----------
            5,517,044
          -----------
                 (499)
          -----------
            5,855,469
                   --
          -----------
          $ 5,855,469
          ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(1)
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(2)
MainStay VP S&P 500 Index--Initial Class(3)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(4)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(5)
MainStay VP S&P 500 Index--Service Class(6)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

  Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Growth Equity--Initial Class

  (2) Formerly MainStay VP Equity Income--Initial Class

  (3) Formerly MainStay VP Indexed Equity--Initial Class

  (4) Formerly MainStay VP Growth Equity--Service Class

  (5) Formerly MainStay VP Equity Income--Service Class

  (6) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay, Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Account.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of the Separate Account are as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Number of shares...................................        17,748                   17,355               199,759
Identified cost....................................      $242,308                 $522,767              $199,759


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Number of shares...................................        11,798                   26,107                   6,692
Identified cost....................................      $113,687                 $671,418                $ 57,088

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Purchases..........................................      $ 15,751                 $  5,367              $161,258
Proceeds from sales................................        60,025                   60,339               201,751


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Purchases..........................................      $ 23,667                 $ 25,087                $  9,319
Proceeds from sales................................         5,776                   70,550                   8,846

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         15,357            19,526            17,910             80,855             5,239             4,599             7,311
       $359,052          $209,812          $198,001           $724,782          $ 57,793           $45,514           $62,707

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         14,834            15,773             5,068             4,863             8,753             3,500             3,964
       $280,995          $238,331          $ 54,454          $ 48,171          $130,446           $30,526           $61,757


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $  7,686          $ 19,730          $ 20,059           $119,814          $ 24,068           $15,047           $19,567
         41,185            33,766            79,653            138,661             9,337             3,704            10,549

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  8,932          $ 11,348          $  5,093          $  7,904          $  3,176           $ 3,723           $ 7,063
         37,935            28,109             6,757             8,118            20,629             6,610            11,693

--------------------------------------------------------------------------------


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Number of shares..................       329              62                 485              215         25,511
Identified cost...................    $2,594          $  548            $  4,010          $ 1,539        $47,261

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Number of shares..................         194             460               9,450            2,612          4,386
Identified cost...................      $2,950          $6,809            $178,027          $37,665        $37,268


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Purchases.........................    $  644          $  283            $    917          $   397        $10,003
Proceeds from sales...............       452              72                 691              180          4,203

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Purchases.........................      $1,580          $2,200            $ 31,079          $25,882        $ 9,965
Proceeds from sales...............         566           3,443              12,452            3,185         10,547

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,187            14,496             9,491            24,677             9,583             1,782             2,791
        $26,124          $341,074          $213,356          $610,831          $397,716           $31,734           $46,849

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 9,054          $ 13,929          $ 16,459          $ 18,338          $  7,363           $ 1,379           $ 2,240
         11,801            27,637            22,891            99,408            53,952             4,463             6,149

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        4,107                  2,026                  1,496
Identified cost...................................     $ 56,354                $41,076                $27,827

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        5,475                  4,562                  2,063
Identified cost...................................     $122,598                $44,566                $32,901


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 38,871                $28,793                $19,406
Proceeds from sales...............................        2,306                  1,878                    849

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 88,793                $33,693                $23,466
Proceeds from sales...............................        2,338                  2,069                  2,119

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          6,044             3,379             25,778             3,190             2,878             5,276             5,837
        $64,877           $36,766           $250,872           $39,258           $32,649           $50,931           $63,293

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
          3,089             1,465             1,777             1,496             1,492               912                 92
        $46,311           $15,421          $ 18,239           $16,279           $12,535           $16,221            $ 1,549

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        $45,451           $28,215           $179,230           $31,887           $25,388           $39,936           $48,639
          2,498             4,925              5,781               597               653             4,408               741

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
        $34,628           $12,273          $ 14,582           $11,496           $ 9,161           $12,705            $ 1,572
          2,104               633             1,902             1,966               787               706                 23

--------------------------------------------------------------------------------

                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        2,265             3,290              2,766              2,489              2,587                766
Identified cost......      $18,976           $76,665            $62,739            $64,001            $61,360            $19,203


                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $13,015           $59,289            $47,936            $60,437            $39,703            $13,633
Proceeds from sales..        1,903               670              1,148              1,389              2,280              1,184

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
           202              332            1,969              327            3,579            1,293              535
        $3,265           $4,429          $35,986           $5,179          $72,695          $12,169           $5,555

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
        $2,421           $2,997          $36,069           $6,538          $57,391          $12,413           $5,936
           234              266              262            1,896            1,118            3,089              399

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity, AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:


                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                         CAPITAL
                                                                        BOND--                        APPRECIATION--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2004             2003             2004             2003
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       200              728              352              578
Units Redeemed..............................................    (2,470)          (2,394)          (3,337)          (2,779)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (2,270)          (1,666)          (2,985)          (2,201)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --               30                2                1
Units Redeemed..............................................       (25)             (79)             (24)             (15)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (25)             (49)             (22)             (14)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        37            2,704              227            1,861
Units Redeemed..............................................    (1,014)          (1,053)            (710)            (211)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (977)           1,651             (483)           1,650
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        43            1,268               55              577
Units Redeemed..............................................      (319)            (287)             (61)             (30)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (276)             981               (6)             547
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................         1               28               --                4
Units Redeemed..............................................        (9)              (8)              --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (8)              20               --                4
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        COMMON STOCK--    CONVERTIBLE--     GOVERNMENT--
      CASH MANAGEMENT       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    --------------------   ---------------   --------------   ---------------
     2004      2003(a)      2004     2003     2004    2003     2004     2003
    -------------------------------------------------------------------------
     12,261     16,976        191      286      201   1,318      205      801
    (42,654)   (94,625)    (1,712)  (1,556)  (1,016)  (707)   (3,140)  (4,878)
    -------    -------     ------   ------   ------   -----   ------   ------
    (30,393)   (77,649)    (1,521)  (1,270)    (815)   611    (2,935)  (4,077)
    =======    =======     ======   ======   ======   =====   ======   ======
      1,341      8,111          2        5        3     10        --       61
     (1,380)   (30,445)       (17)     (72)     (18)   (51)      (45)    (186)
    -------    -------     ------   ------   ------   -----   ------   ------
        (39)   (22,334)       (15)     (67)     (15)   (41)      (45)    (125)
    =======    =======     ======   ======   ======   =====   ======   ======
     23,814     38,546        142    1,067      112   2,022       19    3,379
    (32,703)   (55,519)      (374)    (321)    (280)  (171)   (1,213)  (2,204)
    -------    -------     ------   ------   ------   -----   ------   ------
     (8,889)   (16,973)      (232)     746     (168)  1,851   (1,194)   1,175
    =======    =======     ======   ======   ======   =====   ======   ======
     24,505     23,094         31      535       67    715        32    1,547
    (23,347)   (11,450)       (45)     (32)     (63)   (28)     (411)    (771)
    -------    -------     ------   ------   ------   -----   ------   ------
      1,158     11,644        (14)     503        4    687      (379)     776
    =======    =======     ======   ======   ======   =====   ======   ======
      3,216      2,390          5       20        7     14         2       47
     (2,910)      (469)        (1)      --       (3)    --       (16)     (15)
    -------    -------     ------   ------   ------   -----   ------   ------
        306      1,921          4       20        4     14       (14)      32
    =======    =======     ======   ======   ======   =====   ======   ======
     15,234      7,586         --       --       --     --        --       --
     (8,387)    (4,699)        --       --       --     --        --       --
    -------    -------     ------   ------   ------   -----   ------   ------
      6,847      2,887         --       --       --     --        --       --
    =======    =======     ======   ======   ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                      HIGH YIELD                     INTERNATIONAL
                                                                   CORPORATE BOND--                    EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                                -----------------------           -------------------
                                                                 2004             2003            2004           2003
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................       551            5,528           919             495
Units Redeemed..............................................    (3,313)          (2,766)          (223)          (199)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................    (2,762)           2,762           696             296
                                                                ======           ======           ====           ====
SERIES II POLICIES
Units Issued................................................        71              242            11             131
Units Redeemed..............................................       (50)            (122)           (4)           (120)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        21              120             7              11
                                                                ======           ======           ====           ====
SERIES III POLICIES
Units Issued................................................       305            5,210           357             712
Units Redeemed..............................................      (842)            (411)          (90)            (83)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................      (537)           4,799           267             629
                                                                ======           ======           ====           ====
SERIES IV POLICIES
Units Issued................................................       312            2,072            72             219
Units Redeemed..............................................      (151)             (89)          (12)             (8)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       161            1,983            60             211
                                                                ======           ======           ====           ====
SERIES V POLICIES
Units Issued................................................         3              110            21               4
Units Redeemed..............................................       (23)              (4)           --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       (20)             106            21               4
                                                                ======           ======           ====           ====
SERIES VI POLICIES
Units Issued................................................        --               --            --              --
Units Redeemed..............................................        --               --            --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        --               --            --              --
                                                                ======           ======           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
       MID CAP            MID CAP            MID CAP           S&P 500
       CORE--            GROWTH--            VALUE--           INDEX--
    INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    -------------   -------------------   --------------   ---------------
    2004    2003      2004       2003      2004    2003     2004     2003
    ----------------------------------------------------------------------
     894     585     1,473      2,332      1,617   1,161      393      707
    (175)   (212)     (566)      (102)      (465)  (338)   (2,604)  (2,167)
    ----    ----     -----      -----     ------   -----   ------   ------
     719     373       907      2,230      1,152    823    (2,211)  (1,460)
    ====    ====     =====      =====     ======   =====   ======   ======
      --       8         6          6         11      8        17       24
      (4)     (1)       (2)        (6)        (9)   (10)      (34)     (47)
    ----    ----     -----      -----     ------   -----   ------   ------
      (4)      7         4         --          2     (2)      (17)     (23)
    ====    ====     =====      =====     ======   =====   ======   ======
     184     641       212      1,364        496   1,215      451    3,350
     (42)    (21)     (155)       (69)      (144)  (118)     (463)    (303)
    ----    ----     -----      -----     ------   -----   ------   ------
     142     620        57      1,295        352   1,097      (12)   3,047
    ====    ====     =====      =====     ======   =====   ======   ======
      69     253        98        409        104    726       175    1,231
     (17)    (12)      (33)       (16)       (60)   (34)      (79)     (52)
    ----    ----     -----      -----     ------   -----   ------   ------
      52     241        65        393         44    692        96    1,179
    ====    ====     =====      =====     ======   =====   ======   ======
      --       3        --          5          5     15        12       13
      (2)     --        (1)        --         (2)    --        (2)      --
    ----    ----     -----      -----     ------   -----   ------   ------
      (2)      3        (1)         5          3     15        10       13
    ====    ====     =====      =====     ======   =====   ======   ======
      --      --        --         --         --     --        --       --
      --      --        --         --         --     --        --       --
    ----    ----     -----      -----     ------   -----   ------   ------
      --      --        --         --         --     --        --       --
    ====    ====     =====      =====     ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                      MAINSTAY VP
                                                       SMALL CAP        MAINSTAY VP
                                                        GROWTH--      TOTAL RETURN--
                                                     INITIAL CLASS     INITIAL CLASS
                                                     --------------   ---------------
                                                     2004     2003     2004     2003
                                                     --------------------------------
SERIES I POLICIES
Units Issued.......................................   476    1,825       185      268
Units Redeemed.....................................  (278)    (248)   (1,794)  (1,327)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   198    1,577    (1,609)  (1,059)
                                                     ====    =====    ======   ======
SERIES II POLICIES
Units Issued.......................................     2        7         2        4
Units Redeemed.....................................    (3)      (2)     (156)     (40)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       5      (154)     (36)
                                                     ====    =====    ======   ======
SERIES III POLICIES
Units Issued.......................................    73    1,184        65    1,241
Units Redeemed.....................................  (148)     (87)     (166)    (135)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   (75)   1,097      (101)   1,106
                                                     ====    =====    ======   ======
SERIES IV POLICIES
Units Issued.......................................    36      504        33      435
Units Redeemed.....................................   (36)     (21)      (44)     (24)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --      483       (11)     411
                                                     ====    =====    ======   ======
SERIES V POLICIES
Units Issued.......................................    --        9         5       26
Units Redeemed.....................................    (1)      --        (2)      (1)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       9         3       25
                                                     ====    =====    ======   ======
SERIES VI POLICIES
Units Issued.......................................    --       --        --       --
Units Redeemed.....................................    --       --        --       --
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --       --        --       --
                                                     ====    =====    ======   ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                         MAINSTAY VP        MAINSTAY VP       EAGLE ASSET
      MAINSTAY VP     AMERICAN CENTURY     DREYFUS LARGE      MANAGEMENT
        VALUE--       INCOME & GROWTH--   COMPANY VALUE--   GROWTH EQUITY--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2004     2003     2004      2003     2004     2003      2004     2003
    -----------------------------------------------------------------------
       213      451     145        221     232       301       113     176
    (1,062)  (1,053)   (368)    (1,308)   (297)   (1,208)   (1,316)   (733)
    ------   ------    ----     ------    ----    ------    ------    ----
      (849)    (602)   (223)    (1,087)    (65)     (907)   (1,203)   (557)
    ======   ======    ====     ======    ====    ======    ======    ====
        --       10      --         10       1         3         1      13
       (14)     (15)     (3)        (5)     (3)       (4)      (21)     (9)
    ------   ------    ----     ------    ----    ------    ------    ----
       (14)      (5)     (3)         5      (2)       (1)      (20)      4
    ======   ======    ====     ======    ====    ======    ======    ====
       223    1,046     111        488     139       540        89     989
      (207)    (141)    (79)       (68)    (92)      (53)     (500)   (142)
    ------   ------    ----     ------    ----    ------    ------    ----
        16      905      32        420      47       487      (411)    847
    ======   ======    ====     ======    ====    ======    ======    ====
        45      685      28        132      15       194        31     235
       (57)     (43)     (9)        (2)    (12)      (14)      (29)    (14)
    ------   ------    ----     ------    ----    ------    ------    ----
       (12)     642      19        130       3       180         2     221
    ======   ======    ====     ======    ====    ======    ======    ====
         1       16       1         --      16         3         3       4
        (2)      --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        (1)      16       1         --      16         3         3       4
    ======   ======    ====     ======    ====    ======    ======    ====
        --       --      --         --      --        --        --      --
        --       --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        --       --      --         --      --        --        --      --
    ======   ======    ====     ======    ====    ======    ======    ====

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2004       2003        2004         2003
                                                     ---------------------------------------------
SERIES I POLICIES
Units Issued.......................................      29        581         112          338
Units Redeemed.....................................    (306)      (380)       (591)        (536)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................    (277)       201        (479)        (198)
                                                       ====       ====        ====         ====
SERIES II POLICIES
Units Issued.......................................      --         12           6            6
Units Redeemed.....................................      (7)        (3)        (11)         (34)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      (7)         9          (5)         (28)
                                                       ====       ====        ====         ====
SERIES III POLICIES
Units Issued.......................................      33        455         260          778
Units Redeemed.....................................     (77)       (18)       (200)        (212)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................     (44)       437          60          566
                                                       ====       ====        ====         ====
SERIES IV POLICIES
Units Issued.......................................      12         92          20          135
Units Redeemed.....................................      (5)        (2)        (10)          (6)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................       7         90          10          129
                                                       ====       ====        ====         ====
SERIES V POLICIES
Units Issued.......................................      --          1           5            4
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --          1           5            4
                                                       ====       ====        ====         ====
SERIES VI POLICIES
Units Issued.......................................      --         --          --           --
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --         --          --           --
                                                       ====       ====        ====         ====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND     LARGE CAP FUND    MID CAP FUND
    --------------   --------------   --------------   --------------
    2004   2003(a)   2004   2003(a)   2004   2003(a)   2004   2003(a)
    -----------------------------------------------------------------
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     32       68      10      16       45      125      28      51
    (37)     (14)     (2)     (1)     (63)     (32)    (18)     (8)
    ---      ---     ----     --      ---      ---     ---      --
     (5)      54       8      15      (18)      93      10      43
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     24       12      10       3       40       12      14       7
     (2)      --      (1)     --       (3)      --      (1)     --
    ---      ---     ----     --      ---      ---     ---      --
     22       12       9       3       37       12      13       7
    ===      ===     ====     ==      ===      ===     ===      ==

--------------------------------------------------------------------------------



                                                        CALVERT            DREYFUS IP
                                                         SOCIAL       TECHNOLOGY GROWTH--
                                                        BALANCED         INITIAL SHARES
                                                     --------------   --------------------
                                                     2004   2003(a)     2004       2003
                                                     -------------------------------------
SERIES I POLICIES
Units Issued.......................................  163      155         68       1,387
Units Redeemed.....................................  (134)   (127)      (159)       (175)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   29       28        (91)      1,212
                                                     ====    ====       ====       =====
SERIES II POLICIES
Units Issued.......................................    4        2         --           4
Units Redeemed.....................................   (1)      (3)        (6)         (9)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................    3       (1)        (6)         (5)
                                                     ====    ====       ====       =====
SERIES III POLICIES
Units Issued.......................................  230      502         25         963
Units Redeemed.....................................  (59)     (31)      (274)       (106)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  171      471       (249)        857
                                                     ====    ====       ====       =====
SERIES IV POLICIES
Units Issued.......................................  184      175         34         162
Units Redeemed.....................................  (12)      (3)       (13)         (6)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  172      172         21         156
                                                     ====    ====       ====       =====
SERIES V POLICIES
Units Issued.......................................   54        5          2           2
Units Redeemed.....................................   --       --         (2)         --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   54        5         --           2
                                                     ====    ====       ====       =====
SERIES VI POLICIES
Units Issued.......................................  107       43         --          --
Units Redeemed.....................................   (4)      --         --          --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  103       43         --          --
                                                     ====    ====       ====       =====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------
       794      678      684      645      390      662      265      419
    (1,424)  (1,200)  (1,138)  (1,014)  (4,203)  (3,784)  (3,117)  (3,175)
    ------   ------   ------   ------   ------   ------   ------   ------
      (630)    (522)    (454)    (369)  (3,813)  (3,122)  (2,852)  (2,756)
    ======   ======   ======   ======   ======   ======   ======   ======
        17       14       52       14        5       18        2        5
       (20)      (6)     (17)      (7)     (64)     (37)     (31)     (23)
    ------   ------   ------   ------   ------   ------   ------   ------
        (3)       8       35        7      (59)     (19)     (29)     (18)
    ======   ======   ======   ======   ======   ======   ======   ======
       492    2,104      218    1,194      118    2,516       55    1,043
      (351)    (247)    (301)    (198)  (1,147)    (633)    (670)    (370)
    ------   ------   ------   ------   ------   ------   ------   ------
       141    1,857      (83)     996   (1,029)   1,883     (615)     673
    ======   ======   ======   ======   ======   ======   ======   ======
       127      682       71      526       87    1,225       37      414
       (48)     (37)     (43)     (23)    (203)     (77)     (84)     (22)
    ------   ------   ------   ------   ------   ------   ------   ------
        79      645       28      503     (116)   1,148      (47)     392
    ======   ======   ======   ======   ======   ======   ======   ======
         7       27       23       27       10       47        4        7
        (2)      (1)      (2)      (1)      (1)      (8)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------
         5       26       21       26        9       39        4        7
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)           MFS(R)
                                                     INVESTORS TRUST     RESEARCH      MFS(R) UTILITIES
                                                        SERIES--         SERIES--          SERIES--
                                                      INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
                                                     ---------------   -------------   -----------------
                                                      2004     2003    2004    2003     2004      2003
                                                     ---------------------------------------------------
SERIES I POLICIES
Units Issued.......................................     43       90      63     101       80        57
Units Redeemed.....................................   (329)    (343)   (420)   (429)     (22)       (5)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................   (286)    (253)   (357)   (328)      58        52
                                                      ====     ====    ====    ====      ===       ===
SERIES II POLICIES
Units Issued.......................................     --        5      --       1       --         2
Units Redeemed.....................................     (1)      (1)     (7)     (5)      --        (1)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (1)       4      (7)     (4)      --         1
                                                      ====     ====    ====    ====      ===       ===
SERIES III POLICIES
Units Issued.......................................     21      145      33     206       68        82
Units Redeemed.....................................    (61)     (63)   (104)    (77)     (22)      (10)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................    (40)      82     (71)    129       46        72
                                                      ====     ====    ====    ====      ===       ===
SERIES IV POLICIES
Units Issued.......................................      8       71       4      64       --         4
Units Redeemed.....................................    (11)      (2)     (9)     (2)      --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (3)      69      (5)     62       --         4
                                                      ====     ====    ====    ====      ===       ===
SERIES V POLICIES
Units Issued.......................................      1        6       1       1        2         1
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................      1        6       1       1        2         1
                                                      ====     ====    ====    ====      ===       ===
SERIES VI POLICIES
Units Issued.......................................     --       --      --      --       --        --
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     --       --      --      --       --        --
                                                      ====     ====    ====    ====      ===       ===

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            VAN KAMPEN
    NEUBERGER BERMAN                                           UIF
       AMT MID-CAP      T. ROWE PRICE      VAN ECK           EMERGING
        GROWTH--        EQUITY INCOME     WORLDWIDE      MARKETS EQUITY--
         CLASS I          PORTFOLIO      HARD ASSETS         CLASS I
    -----------------   -------------   --------------   ----------------
     2004      2003     2004    2003    2004   2003(a)   2004      2003
    ---------------------------------------------------------------------
       14       279     1,539   1,172   559      183      221       233
     (135)      (17)    (767)   (603)   (93)     (92)    (306)     (285)
     ----       ---     -----   -----   ----     ---     ----      ----
     (121)      262      772     569    466       91      (85)      (52)
     ====       ===     =====   =====   ====     ===     ====      ====
        2         6        9      33      6       11       11        74
       (4)       (2)     (27)    (13)    (2)      (2)     (85)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (2)        4      (18)     20      4        9      (74)       71
     ====       ===     =====   =====   ====     ===     ====      ====
       12       212      534    1,439   622      227       86       238
      (26)      (19)    (257)   (218)   (31)     (27)     (40)      (29)
     ----       ---     -----   -----   ----     ---     ----      ----
      (14)      193      277    1,221   591      200       46       209
     ====       ===     =====   =====   ====     ===     ====      ====
        1        36      134     690    370       84       34        55
       (4)       (1)     (64)    (26)   (11)      (2)      (5)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (3)       35       70     664    359       82       29        52
     ====       ===     =====   =====   ====     ===     ====      ====
        1         7       14      32     17        4        2         1
       --        --       (5)     (1)    (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
        1         7        9      31     16        4        2         1
     ====       ===     =====   =====   ====     ===     ====      ====
       --        --       --      --    224       26       --        --
       --        --       --      --     (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
       --        --       --      --    223       26       --        --
     ====       ===     =====   =====   ====     ===     ====      ====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                    BOND--                      CAPITAL APPRECIATION--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       462              318               423               250
Units Redeemed.........................................       (21)             (22)              (18)               (2)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       441              296               405               248
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,352              644               990               475
Units Redeemed.........................................       (56)              (4)              (68)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,296              640               922               474
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................     1,111              602               563               407
Units Redeemed.........................................       (54)             (10)              (43)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,057              592               520               406
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        99               43                31                 8
Units Redeemed.........................................        (4)              (2)               (1)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        95               41                30                 8
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       653              339               595               198
Units Redeemed.........................................       (79)              (1)              (18)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       574              338               577               197
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         HIGH YIELD
      COMMON STOCK--       CONVERTIBLE--       GOVERNMENT--      CORPORATE BOND--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
     -----------------   -----------------   -----------------   -----------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)
     -----------------------------------------------------------------------------
       237       162        570      348       380       289      1,803       929
       (12)       --        (33)      (1)      (38)      (17)       (80)       (9)
       ---       ---      -----      ---       ---       ---      -----     -----
       225       162        537      347       342       272      1,723       920
       ===       ===      =====      ===       ===       ===      =====     =====
        --        --          2       --        --        --          6        --
        --        --         --       --        --        --         --        --
       ---       ---      -----      ---       ---       ---      -----     -----
        --        --          2       --        --        --          6        --
       ===       ===      =====      ===       ===       ===      =====     =====
       574       274      1,393      709       924       433      5,247     2,521
       (15)       (1)       (61)      (2)      (36)      (11)      (186)      (26)
       ---       ---      -----      ---       ---       ---      -----     -----
       559       273      1,332      707       888       422      5,061     2,495
       ===       ===      =====      ===       ===       ===      =====     =====
       546       294      1,153      649       768       435      3,999     2,234
       (29)       (1)       (43)      (5)      (57)      (10)      (182)      (10)
       ---       ---      -----      ---       ---       ---      -----     -----
       517       293      1,110      644       711       425      3,817     2,224
       ===       ===      =====      ===       ===       ===      =====     =====
        14         4         81       49        54        43        491       256
        --        (1)        (1)      --       (25)       --        (49)       (1)
       ---       ---      -----      ---       ---       ---      -----     -----
        14         3         80       49        29        43        442       255
       ===       ===      =====      ===       ===       ===      =====     =====
       290       130        875      317       386       186      2,423       811
        (3)       --        (71)      (1)      (84)       (1)       (59)       (2)
       ---       ---      -----      ---       ---       ---      -----     -----
       287       130        804      316       302       185      2,364       809
       ===       ===      =====      ===       ===       ===      =====     =====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                            INTERNATIONAL EQUITY--                  MID CAP CORE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       336              114               300               126
Units Redeemed.........................................        (9)              --               (11)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       327              114               289               125
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,028              255               718               237
Units Redeemed.........................................       (20)              (1)              (24)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,008              254               694               237
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................       815              247               513               229
Units Redeemed.........................................       (34)              (1)              (22)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       781              246               491               228
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        46                7                31                16
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        46                7                31                16
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       464              121               452               113
Units Redeemed.........................................        (7)              --                (5)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       457              121               447               113
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
     MID CAP GROWTH--     MID CAP VALUE--     S&P 500 INDEX--    SMALL CAP GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
        477      198        497      208      1,155       609      421        194
        (21)      (1)       (16)      (1)       (48)       (3)     (20)        (2)
      -----      ---      -----      ---      -----     -----      ---        ---
        456      197        481      207      1,107       606      401        192
      =====      ===      =====      ===      =====     =====      ===        ===
          1       --          3       --          2        --        1         --
         --       --         --       --         --        --       --         --
      -----      ---      -----      ---      -----     -----      ---        ---
          1       --          3       --          2        --        1         --
      =====      ===      =====      ===      =====     =====      ===        ===
      1,097      434      1,402      559      3,126     1,219      942        385
        (37)      (1)       (42)     (10)       (80)       (4)     (61)        (1)
      -----      ---      -----      ---      -----     -----      ---        ---
      1,060      433      1,360      549      3,046     1,215      881        384
      =====      ===      =====      ===      =====     =====      ===        ===
        833      433      1,175      445      2,188     1,040      807        356
        (41)      (1)       (37)      (3)       (94)       (2)     (38)        (3)
      -----      ---      -----      ---      -----     -----      ---        ---
        792      432      1,138      442      2,094     1,038      769        353
      =====      ===      =====      ===      =====     =====      ===        ===
         46       16         53       11        117       121       43          8
         (1)      --         (1)      --         (8)       (1)      --         --
      -----      ---      -----      ---      -----     -----      ---        ---
         45       16         52       11        109       120       43          8
      =====      ===      =====      ===      =====     =====      ===        ===
        602      245        880      219      1,201       417      608        180
        (38)      (1)       (18)      (1)       (55)       (3)     (52)        --
      -----      ---      -----      ---      -----     -----      ---        ---
        564      244        862      218      1,146       414      556        180
      =====      ===      =====      ===      =====     =====      ===        ===

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                TOTAL RETURN--                          VALUE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      348               172                425              224
Units Redeemed.........................................      (18)               (1)               (15)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      330               171                410              223
                                                             ===               ===              =====              ===
SERIES II POLICIES
Units Issued...........................................       --                --                  1               --
Units Redeemed.........................................       --                --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       --                --                  1               --
                                                             ===               ===              =====              ===
SERIES III POLICIES
Units Issued...........................................      869               401              1,138              442
Units Redeemed.........................................      (59)               (2)               (32)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      810               399              1,106              441
                                                             ===               ===              =====              ===
SERIES IV POLICIES
Units Issued...........................................      478               300                735              393
Units Redeemed.........................................      (28)               (1)               (26)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      450               299                709              392
                                                             ===               ===              =====              ===
SERIES V POLICIES
Units Issued...........................................       30                15                 29               14
Units Redeemed.........................................       (1)               --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       29                15                 29               14
                                                             ===               ===              =====              ===
SERIES VI POLICIES
Units Issued...........................................      395               207                511              185
Units Redeemed.........................................      (48)               (2)               (17)              --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      347               205                494              185
                                                             ===               ===              =====              ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         EAGLE ASSET          MAINSTAY VP
     AMERICAN CENTURY      DREYFUS LARGE     MANAGEMENT GROWTH       LORD ABBETT
     INCOME & GROWTH--    COMPANY VALUE--        EQUITY--        DEVELOPING GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
       157        45       189        73       129        74       109         56
        (2)       --       (11)       --       (12)       --        (3)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       155        45       178        73       117        74       106         55
       ===       ===       ===       ===       ===       ===       ===        ===
         1        --        --        --        --        --        --         --
        --        --        --        --        --        --        --         --
       ---       ---       ---       ---       ---       ---       ---        ---
         1        --        --        --        --        --        --         --
       ===       ===       ===       ===       ===       ===       ===        ===
       312       127       396       160       400       248       283        127
       (15)       (1)      (15)       --       (49)       (1)      (10)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       297       126       381       160       351       247       273        127
       ===       ===       ===       ===       ===       ===       ===        ===
       301       124       296       181       326       202       255        118
       (14)       (1)      (16)       --       (47)       (1)      (15)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       287       123       280       181       279       201       240        117
       ===       ===       ===       ===       ===       ===       ===        ===
        22         2        34        12        20         6         9          6
        --        --        (1)       --        --        --        (1)        --
       ---       ---       ---       ---       ---       ---       ---        ---
        22         2        33        12        20         6         8          6
       ===       ===       ===       ===       ===       ===       ===        ===
       236        53       235        80       197       114       127         61
        (7)       --        (6)       --       (54)       --        (6)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       229        53       229        80       143       114       121         61
       ===       ===       ===       ===       ===       ===       ===        ===

--------------------------------------------------------------------------------


                                                                 COLONIAL SMALL CAP
                                           ALGER AMERICAN           VALUE FUND,       DREYFUS IP TECHNOLOGY
                                       SMALL CAPITALIZATION--    VARIABLE SERIES--          GROWTH--
                                           CLASS S SHARES             CLASS B            SERVICE SHARES
                                       -----------------------   ------------------   ---------------------
                                        2004(f)      2003(b)          2004(g)          2004(f)     2003(b)
                                       --------------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     161           55               49              191         105
Units Redeemed.......................      (6)          --               --              (18)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     155           55               49              173         104
                                          ===          ===              ===              ===         ===
SERIES II POLICIES
Units Issued.........................       1           --                1               --          --
Units Redeemed.......................      --           --               --               --          --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............       1           --                1               --          --
                                          ===          ===              ===              ===         ===
SERIES III POLICIES
Units Issued.........................     332          130               29              396         248
Units Redeemed.......................     (10)          --               --              (19)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     322          130               29              377         247
                                          ===          ===              ===              ===         ===
SERIES IV POLICIES
Units Issued.........................     315          132               41              307         230
Units Redeemed.......................     (15)          --               --              (25)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     300          132               41              282         230
                                          ===          ===              ===              ===         ===
SERIES V POLICIES
Units Issued.........................      17            2               --               11           9
Units Redeemed.......................      (1)          --               --               (2)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............      16            2               --                9           9
                                          ===          ===              ===              ===         ===
SERIES VI POLICIES
Units Issued.........................     166           41               27              173         112
Units Redeemed.......................      (2)          --               --              (30)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     164           41               27              143         112
                                          ===          ===              ===              ===         ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      FIDELITY(R) VIP     FIDELITY(R) VIP      FIDELITY(R)        JANUS ASPEN
      CONTRAFUND(R)--     EQUITY-INCOME--     VIP MID CAP--    SERIES BALANCED--
      SERVICE CLASS 2     SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
     -----------------   -----------------   ---------------   ------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004    2003(c)   2004(f)   2003(b)
     ----------------------------------------------------------------------------
        661      321        578      253     1,908     199        538      413
        (24)      (3)       (19)      (2)     (70)      --        (24)      (3)
      -----      ---      -----      ---     -----     ---      -----      ---
        637      318        559      251     1,838     199        514      410
      =====      ===      =====      ===     =====     ===      =====      ===
          3       --          1       --        7       --          1       --
         --       --         --       --       --       --         --       --
      -----      ---      -----      ---     -----     ---      -----      ---
          3       --          1       --        7       --          1       --
      =====      ===      =====      ===     =====     ===      =====      ===
      1,688      617      1,379      505     1,452     110      1,179      781
        (38)      (1)       (31)      (1)     (22)      (3)       (63)      (2)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,650      616      1,348      504     1,430     107      1,116      779
      =====      ===      =====      ===     =====     ===      =====      ===
      1,580      469      1,174      424      951       95      1,202      726
        (43)      (2)       (53)      (3)     (26)      --        (55)      (4)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,537      467      1,121      421      925       95      1,147      722
      =====      ===      =====      ===     =====     ===      =====      ===
        113       29        123       71       77        4         83       42
         (2)      (1)       (11)      --       --       --        (24)      --
      -----      ---      -----      ---     -----     ---      -----      ---
        111       28        112       71       77        4         59       42
      =====      ===      =====      ===     =====     ===      =====      ===
        977      219        889      261      625       44        652      388
        (22)      --        (18)      (1)      (5)      --        (35)      (1)
      -----      ---      -----      ---     -----     ---      -----      ---
        955      219        871      260      620       44        617      387
      =====      ===      =====      ===     =====     ===      =====      ===

--------------------------------------------------------------------------------



                                                              JANUS ASPEN SERIES                   MFS(R) INVESTORS
                                                              WORLDWIDE GROWTH--                    TRUST SERIES--
                                                                SERVICE SHARES                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      188               122               60                12
Units Redeemed.........................................      (12)               (1)              (2)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      176               121               58                12
                                                             ===               ===               ==                ==
SERIES II POLICIES
Units Issued...........................................       --                --               --                --
Units Redeemed.........................................       --                --               --                --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       --                --               --                --
                                                             ===               ===               ==                ==
SERIES III POLICIES
Units Issued...........................................      431               223               46                32
Units Redeemed.........................................      (19)               --               (2)               (3)
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      412               223               44                29
                                                             ===               ===               ==                ==
SERIES IV POLICIES
Units Issued...........................................      349               196               53                43
Units Redeemed.........................................      (29)               (1)              (5)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      320               195               48                43
                                                             ===               ===               ==                ==
SERIES V POLICIES
Units Issued...........................................       33                 2                3                 1
Units Redeemed.........................................       (2)               --               (1)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       31                 2                2                 1
                                                             ===               ===               ==                ==
SERIES VI POLICIES
Units Issued...........................................      167                88               53                17
Units Redeemed.........................................       (5)               --               (4)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      162                88               49                17
                                                             ===               ===               ==                ==

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                               NEUBERGER BERMAN
          MFS(R)               MFS(R)             AMT MID-CAP        T. ROWE PRICE
     RESEARCH SERIES--   UTILITIES SERIES--        GROWTH--          EQUITY INCOME
       SERVICE CLASS        SERVICE CLASS           CLASS S          PORTFOLIO--II
     -----------------   -------------------   -----------------   -----------------
     2004(f)   2003(b)   2004(d)    2003(b)    2004(f)   2003(b)   2004(f)   2003(b)
     -------------------------------------------------------------------------------
       42        35       1,111        --        110        1         563      228
       (3)       --         (19)       --         (2)      --         (22)      (4)
       --        --       -----        --        ---       --       -----      ---
       39        35       1,092        --        108        1         541      224
       ==        ==       =====        ==        ===       ==       =====      ===
       --        --          12        --         --       --           2       --
       --        --          --        --         --       --          --       --
       --        --       -----        --        ---       --       -----      ---
       --        --          12        --         --       --           2       --
       ==        ==       =====        ==        ===       ==       =====      ===
       77        58         761         7        122       10       1,651      519
       (5)       --          (5)       --         (2)      --         (41)      (1)
       --        --       -----        --        ---       --       -----      ---
       72        58         756         7        120       10       1,610      518
       ==        ==       =====        ==        ===       ==       =====      ===
       92        43         445         5         95       24       1,532      481
       (4)       --          (6)       --         (3)      --         (69)      (3)
       --        --       -----        --        ---       --       -----      ---
       88        43         439         5         92       24       1,463      478
       ==        ==       =====        ==        ===       ==       =====      ===
        1         1          27         1         18        7         162       85
       --        --          --        --         (1)      --          (9)      (1)
       --        --       -----        --        ---       --       -----      ---
        1         1          27         1         17        7         153       84
       ==        ==       =====        ==        ===       ==       =====      ===
       44        25         452        --        150        5         963      292
       (1)       --          (1)       --        (79)      --         (22)      --
       --        --       -----        --        ---       --       -----      ---
       43        25         451        --         71        5         941      292
       ==        ==       =====        ==        ===       ==       =====      ===

--------------------------------------------------------------------------------



                                                                     VAN KAMPEN UIF                  VICTORY VIF
                                                                        EMERGING                     DIVERSIFIED
                                                                    MARKETS EQUITY--                   STOCK--
                                                                        CLASS II                    CLASS A SHARES
                                                                -------------------------           --------------
                                                                2004(f)           2003(b)              2004(e)
                                                                --------------------------------------------------
SERIES I POLICIES
Units Issued................................................      109                31                  202
Units Redeemed..............................................       (6)               --                  (18)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      103                31                  184
                                                                  ===               ===                  ===
SERIES II POLICIES
Units Issued................................................       --                --                   --
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................       --                --                   --
                                                                  ===               ===                  ===
SERIES III POLICIES
Units Issued................................................      230               108                  107
Units Redeemed..............................................      (33)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      197               108                  106
                                                                  ===               ===                  ===
SERIES IV POLICIES
Units Issued................................................      239                53                  148
Units Redeemed..............................................       (5)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      234                53                  147
                                                                  ===               ===                  ===
SERIES V POLICIES
Units Issued................................................        6                --                    1
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................        6                --                    1
                                                                  ===               ===                  ===
SERIES VI POLICIES
Units Issued................................................      125                22                   91
Units Redeemed..............................................       (3)               --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      122                22                   91
                                                                  ===               ===                  ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001 and 2000:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ---------------------------------------------------
                                                         2004       2003       2002       2001      2000
                                                       ---------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $165,678   $196,827   $216,196   $158,984   $85,728
Units Outstanding..................................      10,346     12,616     14,282     11,339     6,588
Variable Accumulation Unit Value...................    $  16.01   $  15.60   $  15.14   $  14.02   $ 13.01
Total Return.......................................        2.6%       3.1%       8.0%       7.8%      8.3%
Investment Income Ratio............................        3.3%       3.7%       5.1%       6.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,250   $  1,536   $  2,094   $  1,100   $   167
Units Outstanding..................................          96        121        170         96        16
Variable Accumulation Unit Value...................    $  13.00   $  12.68   $  12.32   $  11.43   $ 10.62
Total Return.......................................        2.5%       2.9%       7.8%       7.6%      6.2%
Investment Income Ratio............................        3.2%       3.3%       5.5%       6.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,616   $ 64,492   $ 42,745   $  7,920   $   188
Units Outstanding..................................       4,212      5,189      3,538        706        18
Variable Accumulation Unit Value...................    $  12.73   $  12.43   $  12.08   $  11.21   $ 10.43
Total Return.......................................        2.4%       2.9%       7.7%       7.5%      4.3%
Investment Income Ratio............................        3.3%       4.2%       8.5%      13.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,522   $ 17,219   $  6,150   $     --   $    --
Units Outstanding..................................       1,276      1,552        571         --        --
Variable Accumulation Unit Value...................    $  11.39   $  11.10   $  10.77   $     --   $    --
Total Return.......................................        2.6%       3.0%       7.7%         --        --
Investment Income Ratio............................        3.4%       4.8%      18.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    274   $    356   $    137   $     --   $    --
Units Outstanding..................................          25         33         13         --        --
Variable Accumulation Unit Value...................    $  11.03   $  10.80   $  10.52   $     --   $    --
Total Return.......................................        2.2%       2.6%       5.2%         --        --
Investment Income Ratio............................        3.2%       4.5%      23.5%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $    --
Units Outstanding..................................          --         --         --         --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $    --
Total Return.......................................          --         --         --         --        --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
          -----------------------------------------------------------------------------------------------------------
          $338,179   $377,779   $330,249   $553,783   $748,887   $125,022   $163,925   $263,444   $260,067   $164,643
            20,255     23,240     25,441     29,099     29,793    100,042    130,435    208,084    205,310    133,091
          $  16.70   $  16.26   $  12.98   $  19.03   $  25.14   $   1.25   $   1.26   $   1.27   $   1.27   $   1.24
              2.7%      25.2%     (31.8%)    (24.3%)    (12.0%)     (0.6%)     (0.7%)     (0.1%)      2.4%       4.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.3%       3.6%

          $    862   $    976   $    847   $  1,333   $  1,171   $  3,728   $  3,796   $ 27,216   $ 16,214   $  4,180
               138        160        174        186        123      3,618      3,657     25,991     15,454      4,074
          $   6.26   $   6.11   $   4.88   $   7.17   $   9.48   $   1.03   $   1.04   $   1.05   $   1.05   $   1.03
              2.6%      25.0%     (31.9%)    (24.4%)     (5.2%)     (0.7%)     (0.9%)     (0.2%)      2.3%       2.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.4%       3.4%

          $ 23,810   $ 25,919   $ 13,383   $ 11,161   $  1,817   $ 40,778   $ 50,236   $ 68,335   $ 31,624   $  2,635
             4,168      4,651      3,001      1,704        210     39,941     48,830     65,803     30,376      2,586
          $   5.71   $   5.57   $   4.46   $   6.55   $   8.67   $   1.02   $   1.03   $   1.04   $   1.04   $   1.02
              2.5%      25.0%     (31.9%)    (24.5%)    (13.3%)     (0.8%)     (0.9%)     (0.3%)      2.1%       1.9%
              0.2%       0.3%       0.1%       0.2%                  0.8%       0.7%       1.3%       3.0%

          $  8,988   $  8,812   $  2,958   $     --   $     --   $ 17,481   $ 16,441   $  4,942   $     --   $     --
               937        943        396         --         --     17,751     16,593      4,949         --         --
          $   9.59   $   9.34   $   7.46   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.7%      25.2%     (25.4%)        --         --      (0.6%)     (0.8%)     (0.1%)        --         --
              0.2%       0.3%       0.5%         --                  0.9%       0.6%       1.1%         --

          $     58   $     60   $     14   $     --   $     --   $  2,339   $  2,061   $    170   $     --   $     --
                 5          5          1         --         --      2,397      2,091        170         --         --
          $  11.73   $  11.47   $   9.20   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.2%      24.7%      (8.0%)        --         --      (1.0%)     (1.2%)     (0.3%)        --         --
              0.3%       0.3%       1.1%         --                  0.8%       0.6%       1.0%         --

          $     --   $     --   $     --   $     --   $     --   $  9,581   $  2,868   $     --   $     --   $     --
                --         --         --         --         --      9,734      2,887         --         --         --
          $     --   $     --   $     --   $     --   $     --   $   0.98   $   0.99   $     --   $     --   $     --
                --         --         --         --         --      (0.9%)     (0.7%)        --         --         --
                --         --         --         --                  1.0%       0.6%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   COMMON STOCK--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $270,485   $278,265   $244,017   $359,198   $419,759
Units Outstanding..................................      12,168     13,689     14,959     16,447     15,714
Variable Accumulation Unit Value...................    $  22.23   $  20.33   $  16.31   $  21.84   $  26.71
Total Return.......................................        9.4%      24.6%     (25.3%)    (18.2%)     (4.7%)
Investment Income Ratio............................        1.4%       1.0%       0.9%       0.7%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,065   $  1,077   $  1,249   $  1,763   $  1,300
Units Outstanding..................................         137        152        219        230        139
Variable Accumulation Unit Value...................    $   7.75   $   7.10   $   5.71   $   7.65   $   9.37
Total Return.......................................        9.2%      24.4%     (25.4%)    (18.4%)     (6.3%)
Investment Income Ratio............................        1.4%       0.9%       0.9%       0.7%

SERIES III POLICIES (c)
Net Assets.........................................    $ 32,680   $ 31,601   $ 21,125   $ 15,827   $  1,542
Units Outstanding..................................       4,192      4,424      3,678      2,054        163
Variable Accumulation Unit Value...................    $   7.80   $   7.14   $   5.74   $   7.70   $   9.44
Total Return.......................................        9.1%      24.4%     (25.5%)    (18.4%)     (5.6%)
Investment Income Ratio............................        1.4%       1.2%       1.2%       1.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  9,421   $  8,754   $  2,967   $     --   $     --
Units Outstanding..................................         856        870        367         --         --
Variable Accumulation Unit Value...................    $  11.00   $  10.07   $   8.08   $     --   $     --
Total Return.......................................        9.3%      24.6%     (19.2%)        --         --
Investment Income Ratio............................        1.4%       1.3%       4.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    325   $    247   $     19   $     --   $     --
Units Outstanding..................................          26         22          2         --         --
Variable Accumulation Unit Value...................    $  12.38   $  11.37   $   9.16   $     --   $     --
Total Return.......................................        8.9%      24.1%      (8.4%)        --         --
Investment Income Ratio............................        1.6%       1.6%       6.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                             GOVERNMENT--INITIAL CLASS
    ----------------------------------------------------   ---------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001      2000
    ----------------------------------------------------------------------------------------------------------
    $162,933   $169,402   $132,023   $144,131   $125,337   $127,522   $169,701   $230,480   $115,641   $59,775
       9,263     10,078      9,467      9,385      7,873      8,248     11,183     15,260      8,293     4,508
    $  17.59   $  16.81   $  13.95   $  15.36   $  15.92   $  15.46   $  15.17   $  15.10   $  13.94   $ 13.26
        4.6%      20.5%      (9.2%)     (3.5%)     (6.3%)      1.9%       0.5%       8.3%       5.1%     10.7%
        1.8%       2.4%       2.7%       3.8%                  3.7%       3.6%       4.1%       5.4%

    $  1,516   $  1,599   $  1,651   $  1,733   $  1,356   $  1,442   $  1,957   $  3,456   $  1,420   $   281
         153        168        209        199        150        117        162        287        128        27
    $   9.93   $   9.50   $   7.89   $   8.71   $   9.04   $  12.28   $  12.07   $  12.04   $  11.13   $ 10.60
        4.5%      20.4%      (9.3%)     (3.7%)     (9.6%)      1.7%       0.3%       8.2%       5.0%      6.0%
        1.9%       2.0%       2.6%       3.9%                  3.7%       2.9%       4.5%       5.5%

    $ 41,714   $ 41,469   $ 20,475   $  9,385   $    703   $ 46,405   $ 59,899   $ 45,740   $  8,792   $    47
       4,391      4,559      2,708      1,125         81      3,823      5,017      3,842        798         5
    $   9.50   $   9.10   $   7.56   $   8.34   $   8.67   $  12.14   $  11.94   $  11.91   $  11.01   $ 10.49
        4.4%      20.3%      (9.4%)     (3.8%)     (1.3%)      1.7%       0.3%       8.1%       5.0%      5.0%
        1.9%       2.8%       4.0%       7.5%                  3.7%       4.2%       6.0%      10.7%

    $ 12,704   $ 12,094   $  3,675   $     --   $     --   $ 13,857   $ 17,692   $  9,291   $     --   $    --
       1,087      1,083        396         --         --      1,262      1,641        865         --        --
    $  11.68   $  11.17   $   9.27   $     --   $     --   $  10.98   $  10.78   $  10.74   $     --   $    --
        4.6%      20.5%      (7.3%)        --         --       1.8%       0.4%       7.4%         --        --
        1.9%       3.0%      11.7%         --                  3.7%       4.4%      13.1%         --

    $    246   $    193   $     13   $     --   $     --   $    361   $    508   $    168   $     --   $    --
          19         15          1         --         --         34         48         16         --        --
    $  12.96   $  12.44   $  10.37   $     --   $     --   $  10.68   $  10.52   $  10.52   $     --   $    --
        4.2%      20.0%       3.7%         --         --       1.4%         --       5.2%         --        --
        2.0%       4.1%      14.2%         --                  2.7%       5.0%      15.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                            HIGH YIELD
                                                                  CORPORATE BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $623,762   $617,551   $417,268   $426,004   $374,764
Units Outstanding..................................      27,478     30,240     27,478     28,228     25,693
Variable Accumulation Unit Value...................    $  22.70   $  20.42   $  15.19   $  15.09   $  14.59
Total Return.......................................       11.2%      34.5%       0.6%       3.4%      (7.2%)
Investment Income Ratio............................        6.9%       8.0%      10.4%      12.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  5,698   $  4,851   $  2,462   $  1,428   $    793
Units Outstanding..................................         396        375        255        149         85
Variable Accumulation Unit Value...................    $  14.38   $  12.95   $   9.65   $   9.60   $   9.29
Total Return.......................................       11.0%      34.3%       0.5%       3.3%      (7.1%)
Investment Income Ratio............................        7.5%       9.3%      15.7%      14.2%

SERIES III POLICIES (c)
Net Assets.........................................    $124,365   $118,930   $ 43,111   $ 15,118   $    498
Units Outstanding..................................       8,808      9,345      4,546      1,601         54
Variable Accumulation Unit Value...................    $  14.12   $  12.73   $   9.48   $   9.44   $   9.15
Total Return.......................................       10.9%      34.2%       0.4%       3.2%      (8.5%)
Investment Income Ratio............................        7.2%       9.3%      17.1%      28.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 42,153   $ 35,842   $  7,503   $     --   $     --
Units Outstanding..................................       2,920      2,759        776         --         --
Variable Accumulation Unit Value...................    $  14.44   $  12.99   $   9.67   $     --   $     --
Total Return.......................................       11.1%      34.4%      (3.3%)        --         --
Investment Income Ratio............................        7.5%      10.4%      44.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,399   $  1,542   $     66   $     --   $     --
Units Outstanding..................................          92        112          6         --         --
Variable Accumulation Unit Value...................    $  15.22   $  13.75   $  10.27   $     --   $     --
Total Return.......................................       10.7%      33.9%       2.7%         --         --
Investment Income Ratio............................        8.8%      11.9%      50.4%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                  MAINSTAY VP
          INTERNATIONAL EQUITY--INITIAL CLASS              MID CAP CORE--INITIAL CLASS
    -----------------------------------------------   -------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001
    ---------------------------------------------------------------------------------------
    $52,910   $34,845   $23,569   $19,878   $23,737   $38,315   $24,078   $15,024   $ 6,859
      2,925     2,229     1,933     1,537     1,556     2,964     2,245     1,872       734
    $ 18.09   $ 15.63   $ 12.19   $ 12.94   $ 15.26   $ 12.92   $ 10.73   $  8.03   $  9.35
      15.7%     28.2%     (5.7%)   (15.2%)   (19.2%)    20.5%     33.6%    (14.1%)    (6.5%)
       1.1%      2.1%      1.5%      1.4%                0.6%      0.5%      0.4%      0.4%

    $   577   $   425   $   257   $   254   $   169   $   155   $   170   $    69   $    --
         52        45        34        32        18        11        15         8        --
    $ 11.02   $  9.54   $  7.45   $  7.92   $  9.35   $ 13.93   $ 11.57   $  8.67   $    --
      15.5%     28.0%     (5.9%)   (15.3%)    (6.5%)    20.3%     33.4%    (13.3%)       --
       0.9%      0.4%      0.2%      0.6%                0.4%      0.5%      0.5%        --

    $15,214   $10,625   $ 3,599   $ 1,063   $   111   $15,820   $11,573   $ 3,510   $   241
      1,377     1,110       481       134        12     1,182     1,040       420        25
    $ 11.05   $  9.57   $  7.48   $  7.95   $  9.40   $ 13.39   $ 11.13   $  8.35   $  9.74
      15.5%     27.9%     (5.9%)   (15.4%)    (6.0%)    20.3%     33.3%    (14.3%)    (2.6%)
       1.1%      2.3%      2.5%      1.8%                0.5%      0.6%      0.7%      1.3%

    $ 4,582   $ 3,285   $   707   $    --   $    --   $ 5,835   $ 4,278   $ 1,240   $    --
        351       291        80        --        --       445       393       152        --
    $ 13.07   $ 11.30   $  8.82   $    --   $    --   $ 13.10   $ 10.88   $  8.14   $    --
      15.7%     28.1%    (11.8%)       --        --     20.4%     33.5%    (18.6%)       --
       1.0%      2.6%      5.9%        --                0.5%      0.5%      1.0%        --

    $   375   $    62   $    14   $    --   $    --   $    24   $    45   $    10   $    --
         26         5         1        --        --         2         4         1        --
    $ 14.39   $ 12.49   $  9.79   $    --   $    --   $ 15.47   $ 12.90   $  9.70   $    --
      15.2%     27.6%     (2.1%)       --        --     20.0%     33.0%     (3.0%)       --
       1.4%      2.1%      6.6%        --                0.3%      0.6%      1.1%        --

    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
         --        --        --        --                  --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                     MAINSTAY VP                             MAINSTAY VP
                                            MID CAP GROWTH--INITIAL CLASS           MID CAP VALUE--INITIAL CLASS
                                         ------------------------------------   -------------------------------------
                                          2004      2003      2002      2001     2004      2003      2002      2001
                                         ----------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................  $54,207   $36,546   $11,317   $7,773   $89,742   $65,297   $44,528   $17,502
Units Outstanding......................    4,905     3,998     1,768      855     7,353     6,201     5,378     1,781
Variable Accumulation Unit Value.......  $ 11.05   $  9.14   $  6.40   $ 9.09   $ 12.20   $ 10.53   $  8.28   $  9.83
Total Return...........................    20.9%     42.8%    (29.6%)   (9.1%)    15.9%     27.2%    (15.8%)    (1.7%)
Investment Income Ratio................       --        --        --       --      0.9%      1.1%      1.3%      1.6%

SERIES II POLICIES (b)
Net Assets.............................  $   292   $   198   $   142   $   55   $   807   $   678   $   549   $   109
Units Outstanding......................       21        17        17        5        67        65        67        11
Variable Accumulation Unit Value.......  $ 14.10   $ 11.68   $  8.19   $11.65   $ 12.10   $ 10.45   $  8.23   $  9.78
Total Return...........................    20.7%     42.6%    (29.7%)   16.5%     15.7%     27.0%    (15.9%)    (2.2%)
Investment Income Ratio................       --        --        --       --      0.9%      1.0%      1.6%      2.4%

SERIES III POLICIES (c)
Net Assets.............................  $22,005   $17,706   $ 3,961   $  365   $40,034   $30,861   $15,132   $ 1,409
Units Outstanding......................    1,958     1,901       606       39     3,255     2,903     1,806       141
Variable Accumulation Unit Value.......  $ 11.24   $  9.32   $  6.54   $ 9.30   $ 12.30   $ 10.63   $  8.38   $  9.96
Total Return...........................    20.7%     42.5%    (29.7%)   (7.0%)    15.7%     26.9%    (15.9%)    (0.4%)
Investment Income Ratio................       --        --        --       --      0.9%      1.2%      2.1%      3.2%

SERIES IV POLICIES (d)
Net Assets.............................  $ 7,944   $ 5,924   $ 1,392   $   --   $13,799   $11,463   $ 3,414   $    --
Units Outstanding......................      657       592       199       --     1,158     1,114       422        --
Variable Accumulation Unit Value.......  $ 12.09   $ 10.01   $  7.01   $   --   $ 11.92   $ 10.29   $  8.09   $    --
Total Return...........................    20.8%     42.7%    (29.9%)      --     15.9%     27.1%    (19.1%)       --
Investment Income Ratio................       --        --        --       --      0.9%      1.3%      3.9%        --

SERIES V POLICIES (e)
Net Assets.............................  $   106   $   107   $    15   $   --   $   378   $   302   $   113   $    --
Units Outstanding......................        6         7         2       --        32        29        14        --
Variable Accumulation Unit Value.......  $ 17.45   $ 14.50   $ 10.20   $   --   $ 11.97   $ 10.37   $  8.19   $    --
Total Return...........................    20.4%     42.1%      2.0%       --     15.4%     26.6%    (18.1%)       --
Investment Income Ratio................       --        --        --       --      0.8%      1.2%      3.5%        --

SERIES VI POLICIES (f)
Net Assets.............................  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Units Outstanding......................       --        --        --       --        --        --        --        --
Variable Accumulation Unit Value.......  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Total Return...........................       --        --        --       --        --        --        --        --
Investment Income Ratio................       --        --        --       --        --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                     MAINSTAY VP
                S&P 500 INDEX--INITIAL CLASS                  SMALL CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002      2001
    ---------------------------------------------------------------------------------------------
    $533,383   $535,415   $447,495   $647,391   $755,167   $45,369   $40,155   $ 17,889   $12,197
      23,603     25,814     27,274     30,265     30,595     4,375     4,177      2,600     1,286
    $  22.60   $  20.74   $  16.41   $  21.39   $  24.68   $ 10.37   $  9.61   $   6.88   $  9.48
        9.0%      26.4%     (23.3%)    (13.3%)    (10.6%)     7.9%     39.7%     (27.4%)    (5.2%)
        1.5%       1.4%       1.2%       1.0%                   --        --         --        --

    $  1,797   $  1,788   $  1,559   $  1,826   $  1,266   $   449   $   426   $    267   $   268
         210        227        250        224        135        42        43         38        28
    $   8.56   $   7.87   $   6.23   $   8.14   $   9.40   $ 10.63   $  9.86   $   7.07   $  9.76
        8.8%      26.2%     (23.4%)    (13.4%)     (6.0%)     7.7%     39.5%     (27.5%)    (2.4%)
        1.5%       1.3%       1.4%       1.1%                   --        --         --        --

    $ 76,899   $ 70,812   $ 37,642   $ 16,799   $  1,988   $18,573   $17,970   $  5,362   $   786
       9,241      9,253      6,206      2,120        217     1,804     1,879        782        83
    $   8.32   $   7.65   $   6.07   $   7.92   $   9.16   $ 10.30   $  9.56   $   6.86   $  9.47
        8.7%      26.2%     (23.5%)    (13.5%)     (8.4%)     7.7%     39.4%     (27.6%)    (5.3%)
        1.5%       1.6%       1.8%       2.3%                   --        --         --        --

    $ 21,843   $ 19,067   $  5,417   $     --   $     --   $ 8,101   $ 7,514   $  1,798   $    --
       1,935      1,839        660         --         --       726       726        243        --
    $  11.29   $  10.37   $   8.20   $     --   $     --   $ 11.16   $ 10.35   $   7.41   $    --
        8.9%      26.4%     (18.0%)        --         --      7.8%     39.7%     (25.9%)       --
        1.6%       1.8%       6.1%         --                   --        --         --        --

    $    414   $    264   $     76   $     --   $     --   $   130   $   126   $     14   $    --
          31         21          8         --         --        10        11          2        --
    $  13.43   $  12.39   $   9.84   $     --   $     --   $ 12.41   $ 11.55   $   8.31   $    --
        8.5%      25.8%      (1.6%)        --         --      7.4%     39.1%     (16.9%)       --
        1.6%       1.7%       8.6%         --                   --        --         --        --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
          --         --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   TOTAL RETURN--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $216,659   $233,917   $213,473   $296,704   $338,661
Units Outstanding..................................      12,145     13,754     14,813     16,939     17,027
Variable Accumulation Unit Value...................    $  17.84   $  17.01   $  14.41   $  17.52   $  19.89
Total Return.......................................        4.9%      18.0%     (17.7%)    (11.9%)     (5.7%)
Investment Income Ratio............................        1.6%       1.9%       2.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    724   $  1,895   $  1,847   $  2,444   $  2,730
Units Outstanding..................................          88        242        278        302        297
Variable Accumulation Unit Value...................    $   8.20   $   7.83   $   6.64   $   8.09   $   9.20
Total Return.......................................        4.7%      17.8%     (17.8%)    (12.1%)     (8.0%)
Investment Income Ratio............................        1.0%       1.7%       2.4%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,718   $ 21,510   $ 11,221   $  5,557   $    495
Units Outstanding..................................       2,767      2,868      1,762        717         56
Variable Accumulation Unit Value...................    $   7.85   $   7.50   $   6.37   $   7.75   $   8.82
Total Return.......................................        4.7%      17.8%     (17.9%)    (12.1%)    (11.8%)
Investment Income Ratio............................        1.7%       2.3%       3.6%       5.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,866   $  6,662   $  2,063   $     --   $     --
Units Outstanding..................................         636        647        236         --         --
Variable Accumulation Unit Value...................    $  10.79   $  10.29   $   8.73   $     --   $     --
Total Return.......................................        4.8%      18.0%     (12.7%)        --         --
Investment Income Ratio............................        1.7%       2.6%      11.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    351   $    305   $     12   $     --   $     --
Units Outstanding..................................          29         26          1         --         --
Variable Accumulation Unit Value...................    $  12.19   $  11.67   $   9.93   $     --   $     --
Total Return.......................................        4.4%      17.5%      (0.7%)        --         --
Investment Income Ratio............................        1.8%       3.1%      23.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                              MAINSTAY VP
                        MAINSTAY VP                                         AMERICAN CENTURY
                    VALUE--INITIAL CLASS                             INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------------------
    $205,052   $202,324   $169,824   $213,977   $168,711   $46,438   $44,045   $ 43,336   $ 55,929   $ 60,445
      10,255     11,104     11,706     11,482      8,963     4,151     4,374      5,461      5,593      5,454
    $  19.99   $  18.22   $  14.51   $  18.64   $  18.82   $ 11.19   $ 10.07   $   7.94   $  10.00   $  11.08
        9.7%      25.6%     (22.2%)     (1.0%)     11.3%     11.1%     26.9%     (20.6%)     (9.8%)    (12.0%)
        1.1%       1.6%       1.4%       1.6%                 1.7%      1.4%       1.1%       0.8%

    $  1,017   $  1,072   $    903   $    802   $    239   $   316   $   309   $    213   $     71   $    154
          87        101        106         73         22        34        37         32          9         17
    $  11.66   $  10.64   $   8.49   $  10.92   $  11.04   $  9.24   $  8.33   $   6.57   $   8.29   $   9.21
        9.6%      25.4%     (22.3%)     (1.1%)     10.4%     10.9%     26.7%     (20.8%)    (10.0%)     (7.9%)
        1.1%       1.6%       1.5%       2.2%                 1.7%      1.6%       1.8%       0.9%

    $ 40,492   $ 36,811   $ 22,026   $ 10,836   $     69   $ 8,690   $ 7,574   $  3,274   $  1,388   $    218
       3,635      3,619      2,714      1,037          7       959       927        507        170         24
    $  11.14   $  10.17   $   8.11   $  10.44   $  10.57   $  9.06   $  8.17   $   6.45   $   8.15   $   9.05
        9.5%      25.4%     (22.3%)     (1.2%)      5.7%     10.9%     26.7%     (20.8%)     (9.9%)     (9.5%)
        1.2%       1.8%       2.1%       3.9%                 1.8%      1.8%       1.7%       1.6%

    $ 11,987   $ 11,041   $  3,870   $     --   $     --   $ 2,452   $ 2,018   $    529   $     --   $     --
       1,135      1,147        505         --         --       214       195         65         --         --
    $  10.56   $   9.63   $   7.67   $     --   $     --   $ 11.48   $ 10.34   $   8.15   $     --   $     --
        9.7%      25.5%     (23.3%)        --         --     11.0%     26.8%     (18.5%)        --         --
        1.2%       1.9%       6.1%         --                 1.8%      1.9%       6.2%         --

    $    234   $    230   $     50   $     --   $     --   $    12   $     1   $     --   $     --   $     --
          21         22          6         --         --         1        --         --         --         --
    $  11.40   $  10.43   $   8.34   $     --   $     --   $ 12.65   $ 11.44   $     --   $     --   $     --
        9.2%      25.0%     (16.6%)        --         --     10.6%     14.4%         --         --         --
        1.1%       2.0%       8.9%         --                 1.1%      4.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
          --         --         --         --                   --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         MAINSTAY VP
                                                                           DREYFUS
                                                              LARGE COMPANY VALUE--INITIAL CLASS
                                                       ------------------------------------------------
                                                        2004      2003       2002      2001      2000
                                                       ------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $37,374   $34,701   $ 34,818   $44,680   $37,822
Units Outstanding..................................      3,342     3,407      4,314     4,211     3,356
Variable Accumulation Unit Value...................    $ 11.18   $ 10.18   $   8.07   $ 10.61   $ 11.27
Total Return.......................................       9.8%     26.2%     (23.9%)    (5.9%)     5.1%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $   395   $   374   $    309   $   336   $   178
Units Outstanding..................................         38        40         41        34        17
Variable Accumulation Unit Value...................    $ 10.34   $  9.43   $   7.49   $  9.86   $ 10.49
Total Return.......................................       9.7%     26.0%     (24.0%)    (6.0%)     4.9%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $13,234   $11,630   $  5,637   $ 4,231   $   147
Units Outstanding..................................      1,296     1,249        762       434        14
Variable Accumulation Unit Value...................    $ 10.21   $  9.31   $   7.40   $  9.74   $ 10.37
Total Return.......................................       9.6%     25.9%     (24.1%)    (6.1%)     3.7%
Investment Income Ratio............................       1.0%      1.0%       0.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 3,137   $ 2,835   $    810   $    --   $    --
Units Outstanding..................................        284       281        101        --        --
Variable Accumulation Unit Value...................    $ 11.06   $ 10.07   $   7.99   $    --   $    --
Total Return.......................................       9.8%     26.1%     (20.1%)       --        --
Investment Income Ratio............................       1.0%      1.1%       2.5%        --

SERIES V POLICIES (e)
Net Assets.........................................    $   273   $    46   $     --   $    --   $    --
Units Outstanding..................................         19         3         --        --        --
Variable Accumulation Unit Value...................    $ 14.52   $ 13.28   $     --   $    --   $    --
Total Return.......................................       9.3%     32.8%         --        --        --
Investment Income Ratio............................       1.0%      1.8%         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $    --   $    --
Units Outstanding..................................         --        --         --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $    --   $    --
Total Return.......................................         --        --         --        --        --
Investment Income Ratio............................         --        --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       MAINSTAY VP                                          MAINSTAY VP
                       EAGLE ASSET                                          LORD ABBETT
                        MANAGEMENT                                          DEVELOPING
               GROWTH EQUITY--INITIAL CLASS                            GROWTH--INITIAL CLASS
    --------------------------------------------------   -------------------------------------------------
     2004      2003       2002       2001       2000      2004      2003       2002      2001       2000
    ------------------------------------------------------------------------------------------------------
    $79,285   $97,271   $ 82,525   $132,751   $157,719   $24,385   $25,669   $ 17,566   $25,662   $ 29,808
      6,615     7,818      8,375      9,537      9,323     2,817     3,094      2,893     2,959      3,141
    $ 11.98   $ 12.44   $   9.85   $  13.92   $  16.92   $  8.66   $  8.30   $   6.07   $  8.67   $   9.49
      (3.7%)    26.3%     (29.2%)    (17.7%)    (11.2%)     4.4%     36.6%     (30.0%)    (8.6%)    (20.2%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $   473   $   633   $    479   $    537   $    528   $   174   $   225   $    109   $    52   $     85
         71        91         87         69         55        21        28         19         6          9
    $  6.70   $  6.96   $   5.52   $   7.81   $   9.51   $  8.28   $  7.95   $   5.83   $  8.33   $   9.13
      (3.8%)    26.1%     (29.3%)    (17.9%)     (4.9%)     4.2%     36.4%     (30.1%)    (8.8%)     (8.7%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $13,389   $16,377   $  8,998   $  9,015   $  1,686   $ 5,538   $ 5,667   $  1,601   $   906   $     40
      2,343     2,754      1,907      1,350        207       666       710        273       108          4
    $  5.72   $  5.95   $   4.72   $   6.68   $   8.13   $  8.32   $  7.99   $   5.86   $  8.38   $   9.19
      (3.9%)    26.0%     (29.4%)    (17.8%)    (18.7%)     4.2%     36.3%     (30.1%)    (8.8%)     (8.1%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $ 3,497   $ 3,610   $  1,117   $     --   $     --   $ 1,530   $ 1,394   $    321   $    --   $     --
        364       362        141         --         --       139       132         42        --         --
    $  9.60   $  9.97   $   7.90   $     --   $     --   $ 11.00   $ 10.54   $   7.72   $    --   $     --
      (3.7%)    26.2%     (21.0%)        --         --      4.3%     36.5%     (22.8%)       --         --
       0.2%      0.2%       0.3%         --                   --        --         --        --

    $    77   $    48   $     --   $     --   $     --   $    14   $     8   $     --   $    --   $     --
          7         4         --         --         --         1         1         --        --         --
    $ 11.58   $ 12.08   $   9.60   $     --   $     --   $ 13.64   $ 13.13   $     --   $    --   $     --
      (4.1%)    25.8%      (4.0%)        --         --      3.9%     31.3%         --        --         --
       0.3%      0.3%         --         --                   --        --         --        --

    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
         --        --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             ALGER
                                                                            AMERICAN
                                                                             SMALL
                                                                 CAPITALIZATION--CLASS O SHARES
                                                       --------------------------------------------------
                                                        2004      2003       2002       2001       2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $64,616   $60,347   $ 44,207   $ 66,445   $ 93,083
Units Outstanding..................................      6,515     6,994      7,192      7,864      7,657
Variable Accumulation Unit Value...................    $  9.92   $  8.63   $   6.15   $   8.45   $  12.16
Total Return.......................................      15.0%     40.4%     (27.3%)    (30.5%)    (28.2%)
Investment Income Ratio............................         --        --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   442   $   418   $    417   $    514   $    588
Units Outstanding..................................         64        69         97         87         69
Variable Accumulation Unit Value...................    $  6.94   $  6.05   $   4.31   $   5.94   $   8.56
Total Return.......................................      14.8%     40.2%     (27.4%)    (30.6%)    (14.4%)
Investment Income Ratio............................         --        --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $12,381   $10,455   $  5,200   $  5,162   $  1,125
Units Outstanding..................................      1,925     1,865      1,299        936        142
Variable Accumulation Unit Value...................    $  6.43   $  5.61   $   4.00   $   5.51   $   7.95
Total Return.......................................      14.7%     40.1%     (27.4%)    (30.7%)    (20.5%)
Investment Income Ratio............................         --        --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 2,438   $ 2,010   $    376   $     --   $     --
Units Outstanding..................................        185       175         46         --         --
Variable Accumulation Unit Value...................    $ 13.20   $ 11.49   $   8.19   $     --   $     --
Total Return.......................................      14.9%     40.3%     (18.1%)        --         --
Investment Income Ratio............................         --        --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $   147   $    54   $     --   $     --   $     --
Units Outstanding..................................          9         4         --         --         --
Variable Accumulation Unit Value...................    $ 15.47   $ 13.52   $     --   $     --   $     --
Total Return.......................................      14.4%     35.2%         --         --         --
Investment Income Ratio............................         --        --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $     --
Units Outstanding..................................         --        --         --         --         --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $     --
Total Return.......................................         --        --         --         --         --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       AMSOUTH                               AMSOUTH                               AMSOUTH
                       ENHANCED                           INTERNATIONAL                             LARGE
                     MARKET FUND                           EQUITY FUND                            CAP FUND
          ----------------------------------   -----------------------------------   -----------------------------------
           2004     2003     2002     2001      2004     2003     2002      2001      2004     2003     2002      2001
          --------------------------------------------------------------------------------------------------------------
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $2,576   $2,415   $1,562   $ 1,112   $  558   $  361   $   139   $   116   $3,896   $3,889   $ 2,526   $ 1,883
             288      293      239       127       44       36        21        14      460      478       385       216
          $ 8.94   $ 8.24   $ 6.53   $  8.75   $12.65   $10.16   $  6.71   $  8.16   $ 8.46   $ 8.13   $  6.57   $  8.72
            8.5%    26.2%    25.4%    (12.5%)   24.5%    51.3%    (17.7%)   (18.4%)    4.1%    23.8%    (24.7%)   (12.8%)
            0.9%     0.8%     0.5%      0.1%       --     0.9%      0.3%        --     0.3%     0.2%      0.2%        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $  415   $  133   $   --   $    --   $  194   $   32   $    --   $    --   $  561   $  134   $    --   $    --
              34       12       --        --       12        3        --        --       49       12        --        --
          $12.23   $11.29   $   --   $    --   $15.65   $12.59   $    --   $    --   $11.42   $10.99   $    --   $    --
            8.4%    12.9%       --        --    24.3%    25.9%        --        --     3.9%     9.9%        --        --
            1.1%     1.1%       --        --       --     3.1%        --        --     0.4%     0.4%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                      CALVERT
                                                         AMSOUTH                                      SOCIAL
                                                      MID CAP FUND                                   BALANCED
                                          -------------------------------------   -----------------------------------------------
                                           2004      2003      2002      2001      2004      2003      2002      2001      2000
                                          ---------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................  $    --   $    --   $    --   $    --   $30,071   $27,683   $23,139   $27,380   $26,540
Units Outstanding.......................       --        --        --        --     1,684     1,655     1,627     1,668     1,484
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 17.86   $ 16.73   $ 14.22   $ 16.41   $ 17.89
Total Return............................       --        --        --        --      6.8%     17.7%    (13.4%)    (8.3%)    (4.5%)
Investment Income Ratio.................       --        --        --        --      1.7%      2.0%      2.7%      3.9%

SERIES II POLICIES (b)
Net Assets..............................  $    --   $    --   $    --   $    --   $   157   $   125   $   111   $    98   $   103
Units Outstanding.......................       --        --        --        --        17        14        15        11        11
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $  9.29   $  8.71   $  7.42   $  8.57   $  9.36
Total Return............................       --        --        --        --      6.6%     17.5%    (13.5%)    (8.4%)    (6.4%)
Investment Income Ratio.................       --        --        --        --      1.6%      1.8%      3.1%      3.6%

SERIES III POLICIES (c)
Net Assets..............................  $ 1,695   $ 1,412   $   826   $   515   $10,514   $ 8,419   $ 3,779   $ 1,957   $   177
Units Outstanding.......................      199       189       146        70     1,166       995       524       235        19
Variable Accumulation Unit Value........  $  8.50   $  7.48   $  5.66   $  7.38   $  9.02   $  8.46   $  7.21   $  8.34   $  9.10
Total Return............................    13.7%     32.0%    (23.2%)   (26.2%)     6.5%     17.4%    (13.5%)    (8.4%)    (9.0%)
Investment Income Ratio.................       --        --        --        --      1.8%      2.6%      4.1%      7.3%

SERIES IV POLICIES (d)
Net Assets..............................  $    --   $    --   $    --   $    --   $ 4,417   $ 2,279   $   352   $    --   $    --
Units Outstanding.......................       --        --        --        --       382       210        38        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 11.58   $ 10.85   $  9.23   $    --   $    --
Total Return............................       --        --        --        --      6.7%     17.6%     (7.7%)       --        --
Investment Income Ratio.................       --        --        --        --      2.1%      3.5%     10.3%        --

SERIES V POLICIES (e)
Net Assets..............................  $    --   $    --   $    --   $    --   $   751   $    70   $     5   $    --   $    --
Units Outstanding.......................       --        --        --        --        60         6         1        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 12.55   $ 11.81   $ 10.08   $    --   $    --
Total Return............................       --        --        --        --      6.3%     17.1%      0.8%        --        --
Investment Income Ratio.................       --        --        --        --      2.7%      4.6%     24.6%        --

SERIES VI POLICIES (f)
Net Assets..............................  $   272   $    86   $    --   $    --   $ 1,673   $   469   $    --   $    --   $    --
Units Outstanding.......................       20         7        --        --       146        43        --        --        --
Variable Accumulation Unit Value........  $ 13.37   $ 11.78   $    --   $    --   $ 11.48   $ 10.80   $    --   $    --   $    --
Total Return............................    13.5%     17.8%        --        --      6.4%      8.0%        --        --        --
Investment Income Ratio.................       --        --        --        --      2.5%      7.3%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  DREYFUS IP                                     FIDELITY(R)
                  TECHNOLOGY                                         VIP
                   GROWTH--                                    CONTRAFUND(R)--
                INITIAL SHARES                                  INITIAL CLASS
    --------------------------------------   ----------------------------------------------------
     2004      2003       2002      2001       2004       2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------
    $16,780   $17,740   $  4,790   $ 3,197   $319,270   $291,995   $238,091   $279,422   $319,564
      1,936     2,027        815       325     15,206     15,836     16,358     17,160     16,983
    $  8.67   $  8.75   $   5.88   $  9.84   $  21.00   $  18.44   $  14.56   $  16.28   $  18.82
      (0.9%)    48.9%     (40.3%)    (1.6%)     13.9%      26.7%     (10.6%)    (13.5%)     (7.9%)
         --        --         --        --       0.3%       0.5%       0.8%       0.8%

    $   113   $   182   $    156   $    23   $  1,465   $  1,321   $    981   $    883   $    452
         11        17         22         2        133        136        128        103         46
    $ 10.56   $ 10.67   $   7.18   $ 12.03   $  11.02   $   9.69   $   7.66   $   8.58   $   9.93
      (1.1%)    48.6%     (40.3%)    20.3%      13.7%      26.5%     (10.7%)    (13.6%)     (0.7%)
         --        --         --        --       0.3%       0.4%       0.8%       0.6%

    $ 8,362   $10,676   $  2,060   $   587   $ 48,944   $ 41,757   $ 19,347   $  9,054   $  1,410
        952     1,201        344        58      4,625      4,484      2,627      1,097        147
    $  8.79   $  8.89   $   5.98   $ 10.03   $  10.58   $   9.31   $   7.37   $   8.26   $   9.56
      (1.1%)    48.6%     (40.4%)     0.3%      13.6%      26.4%     (10.8%)    (13.6%)     (4.4%)
         --        --         --        --       0.3%       0.3%       0.6%       0.3%

    $ 2,402   $ 2,206   $    367   $    --   $ 14,290   $ 11,685   $  3,664   $     --   $     --
        228       207         51        --      1,149      1,070        425         --         --
    $ 10.55   $ 10.65   $   7.16   $    --   $  12.43   $  10.93   $   8.63   $     --   $     --
      (1.0%)    48.8%     (28.4%)       --      13.8%      26.6%     (13.7%)        --         --
         --        --         --        --       0.3%       0.3%         --         --

    $    29   $    32   $     --   $    --   $    526   $    398   $     53   $     --   $     --
          2         2         --        --         36         31          5         --         --
    $ 13.97   $ 14.17   $     --   $    --   $  14.73   $  12.99   $  10.30   $     --   $     --
      (1.4%)    41.7%         --        --      13.4%      26.1%       3.0%         --         --
         --        --         --        --       0.3%       0.2%         --         --

    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
         --        --         --        --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                             VIP
                                                                       EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2004       2003       2002       2001       2000
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $189,506   $179,594   $144,348   $175,541   $158,987
Units Outstanding..................................    10,725     11,179     11,548     11,501      9,762
Variable Accumulation Unit Value...................  $  17.67   $  16.07   $  12.50   $  15.26   $  16.29
Total Return.......................................     10.0%      28.5%     (18.1%)     (6.3%)      6.9%
Investment Income Ratio............................      1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $  1,372   $    877   $    626   $    529   $    286
Units Outstanding..................................       119         84         77         53         27
Variable Accumulation Unit Value...................  $  11.49   $  10.46   $   8.15   $   9.97   $  10.65
Total Return.......................................      9.8%      28.3%     (18.2%)     (6.4%)      6.5%
Investment Income Ratio............................      1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 39,178   $ 36,552   $ 20,493   $ 12,157   $    275
Units Outstanding..................................     3,465      3,548      2,552      1,237         26
Variable Accumulation Unit Value...................  $  11.31   $  10.30   $   8.03   $   9.83   $  10.51
Total Return.......................................      9.8%      28.3%     (18.3%)     (6.5%)      5.1%
Investment Income Ratio............................      1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,223   $  8,099   $  2,204   $     --   $     --
Units Outstanding..................................       801        773        270         --         --
Variable Accumulation Unit Value...................  $  11.51   $  10.47   $   8.15   $     --   $     --
Total Return.......................................      9.9%      28.5%     (18.5%)        --         --
Investment Income Ratio............................      1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    651   $    370   $     72   $     --   $     --
Units Outstanding..................................        56         35          9         --         --
Variable Accumulation Unit Value...................  $  11.54   $  10.54   $   8.24   $     --   $     --
Total Return.......................................      9.5%      27.9%     (17.6%)        --         --
Investment Income Ratio............................      1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
               BALANCED--INSTITUTIONAL SHARES                          GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $501,432   $541,659   $534,854   $607,299   $598,090   $231,574   $266,039   $250,712   $385,523   $506,390
      24,437     28,250     31,372     32,862     30,425     15,251     18,103     20,859     23,563     23,672
    $  20.52   $  19.17   $  17.05   $  18.48   $  19.66   $  15.18   $  14.70   $  12.02   $  16.36   $  21.39
        7.0%      12.5%      (7.7%)     (6.0%)     (3.6%)      3.3%      22.3%     (26.5%)    (23.5%)    (16.8%)
        2.2%       2.2%       2.4%       2.7%                  1.0%       1.1%       0.9%       0.5%

    $  2,176   $  2,620   $  2,506   $  2,538   $  1,636   $    985   $  1,136   $  1,024   $  1,111   $  1,165
         205        264        283        264        160        152        181        199        159        127
    $  10.62   $   9.94   $   8.85   $   9.61   $  10.24   $   6.46   $   6.27   $   5.13   $   7.00   $   9.16
        6.9%      12.3%      (7.9%)     (6.2%)      2.4%       3.2%      22.1%     (26.6%)    (23.6%)     (8.4%)
        2.1%       2.2%       2.5%       3.0%                  0.9%       1.0%       0.7%       0.5%

    $ 74,259   $ 79,154   $ 54,824   $ 26,039   $  2,842   $ 16,987   $ 20,011   $ 13,227   $ 11,124   $  2,806
       7,429      8,458      6,575      2,875        294      2,864      3,479      2,806      1,730        333
    $  10.00   $   9.36   $   8.34   $   9.06   $   9.65   $   5.93   $   5.75   $   4.71   $   6.43   $   8.42
        6.8%      12.2%      (7.9%)     (6.1%)     (3.5%)      3.1%      22.0%     (26.7%)    (23.6%)    (15.8%)
        2.2%       2.4%       3.1%       4.0%                  1.0%       1.4%       1.0%       0.7%

    $ 21,177   $ 21,004   $  8,129   $     --   $     --   $  6,016   $  6,275   $  2,078   $     --   $     --
       1,916      2,032        884         --         --        612        659        267         --         --
    $  11.05   $  10.33   $   9.19   $     --   $     --   $   9.83   $   9.52   $   7.79   $     --   $     --
        7.0%      12.4%      (8.1%)        --         --       3.3%      22.2%     (22.1%)        --         --
        2.3%       2.6%       5.6%         --                  1.0%       1.3%       2.5%         --

    $    647   $    513   $     82   $     --   $     --   $    135   $     84   $     --   $     --   $     --
          57         48          9         --         --         11          7         --         --         --
    $  11.42   $  10.72   $   9.57   $     --   $     --   $  12.48   $  12.13   $   9.96   $     --   $     --
        6.5%      12.0%      (4.3%)        --         --       2.9%      21.8%      (0.4%)        --         --
        2.4%       2.9%       5.1%         --                  1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                            MFS(R)
                                                                           INVESTORS
                                                                             TRUST
                                                                     SERIES--INITIAL CLASS
                                                       -------------------------------------------------
                                                        2004      2003       2002       2001      2000
                                                       -------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $24,302   $24,572   $ 22,189   $ 29,963   $29,503
Units Outstanding..................................      2,599     2,885      3,138      3,303     2,695
Variable Accumulation Unit Value...................    $  9.35   $  8.52   $   7.07   $   9.07   $ 10.95
Total Return.......................................       9.8%     20.5%     (22.1%)    (17.2%)    (1.5%)
Investment Income Ratio............................       0.6%      0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $   368   $   340   $    260   $    231   $   102
Units Outstanding..................................         44        45         41         29        11
Variable Accumulation Unit Value...................    $  8.28   $  7.55   $   6.28   $   8.07   $  9.75
Total Return.......................................       9.6%     20.3%     (22.2%)    (17.2%)    (2.5%)
Investment Income Ratio............................       0.6%      0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 6,024   $ 5,795   $  4,309   $  4,146   $   305
Units Outstanding..................................        740       780        698        522        32
Variable Accumulation Unit Value...................    $  8.14   $  7.43   $   6.18   $   7.94   $  9.60
Total Return.......................................       9.6%     20.2%     (22.2%)    (17.3%)    (4.0%)
Investment Income Ratio............................       0.6%      0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,319   $ 1,236   $    463   $     --   $    --
Units Outstanding..................................        123       126         57         --        --
Variable Accumulation Unit Value...................    $ 10.75   $  9.80   $   8.14   $     --   $    --
Total Return.......................................       9.8%     20.4%     (18.6%)        --        --
Investment Income Ratio............................       0.6%      0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    91   $    74   $     --   $     --   $    --
Units Outstanding..................................          7         6         --         --        --
Variable Accumulation Unit Value...................    $ 13.62   $ 12.46   $     --   $     --   $    --
Total Return.......................................       9.3%     24.6%         --         --        --
Investment Income Ratio............................       0.6%      0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $    --
Units Outstanding..................................         --        --         --         --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $    --
Total Return.......................................         --        --         --         --        --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                          NEUBERGER
                                                                                                            BERMAN
                        MFS(R)                                       MFS(R)                                  AMT
                       RESEARCH                                    UTILITIES                               MID-CAP
                 SERIES--INITIAL CLASS                       SERIES--INITIAL CLASS                     GROWTH--CLASS I
    -----------------------------------------------   ------------------------------------   ------------------------------------
     2004      2003      2002      2001      2000      2004     2003      2002      2001      2004     2003      2002      2001
    -----------------------------------------------------------------------------------------------------------------------------
    $34,542   $33,395   $29,511   $46,896   $50,417   $1,792   $   870   $   299   $   135   $3,795   $ 4,336   $ 1,673   $   464
      3,422     3,779     4,107     4,857     4,054      155        97        45        15      390       511       249        48
    $ 10.09   $  8.84   $  7.19   $  9.66   $ 12.44   $11.57   $  9.01   $  6.72   $  8.83   $ 9.73   $  8.49   $  6.72   $  9.64
      14.2%     23.0%    (25.6%)   (22.4%)    (6.2%)   28.4%     34.0%    (23.8%)   (11.7%)   14.7%     26.3%    (30.3%)    (3.6%)
       1.1%      0.7%      0.3%        --               1.3%      1.7%      2.4%        --       --        --        --        --

    $   298   $   307   $   270   $   376   $   586   $   23   $    16   $    10   $    --   $   59   $    69   $    26   $     1
         42        49        53        55        66        2         2         1        --        6         8         4        --
    $  7.15   $  6.27   $  5.10   $  6.87   $  8.86   $13.61   $ 10.62   $  7.93   $ 10.43   $10.02   $  8.75   $  6.94   $  9.98
      14.1%     22.8%    (25.7%)   (22.5%)   (11.4%)   28.2%     33.8%    (23.9%)     4.3%    14.5%     26.1%    (30.4%)    (0.2%)
       1.1%      0.7%      0.3%        --               1.3%      2.1%      0.3%        --       --        --        --        --

    $ 6,554   $ 6,172   $ 4,401   $ 5,269   $ 1,516   $1,955   $ 1,138   $   390   $   258   $3,531   $ 3,204   $ 1,192   $   184
        958     1,029       900       801       179      180       134        62        31      350       364       171        18
    $  6.84   $  6.00   $  4.89   $  6.58   $  8.49   $10.87   $  8.49   $  6.35   $  8.35   $10.08   $  8.81   $  6.99   $ 10.05
      14.0%     22.7%    (25.7%)   (22.5%)   (15.1%)   28.1%     33.7%    (24.0%)   (16.5%)   14.5%     26.0%    (30.5%)     0.5%
       1.1%      0.6%      0.3%        --               1.4%      2.1%      3.0%        --       --        --        --        --

    $ 1,125   $ 1,035   $   357   $    --   $    --   $  132   $   104   $    41   $    --   $  672   $   619   $   156   $    --
        102       107        45        --        --        8         8         4        --       48        51        16        --
    $ 11.07   $  9.69   $  7.89   $    --   $    --   $17.50   $ 13.64   $ 10.18   $    --   $14.01   $ 12.22   $  9.68   $    --
      14.2%     22.9%    (21.1%)       --        --    28.3%     33.9%      1.8%        --    14.6%     26.2%     (3.2%)       --
       1.1%      0.6%        --        --               1.5%      2.2%        --        --       --        --        --        --

    $    27   $     8   $    --   $    --   $    --   $   44   $    15   $    --   $    --   $  110   $    82   $    --   $    --
          2         1        --        --        --        3         1        --        --        8         7        --        --
    $ 13.44   $ 11.82   $  9.65   $    --   $    --   $15.62   $ 12.22   $    --   $    --   $13.53   $ 11.85   $  9.42   $    --
      13.7%     22.5%     (3.5%)       --        --    27.8%     22.2%        --        --    14.2%     25.8%     (5.8%)       --
       0.5%      0.2%        --        --               1.3%        --        --        --       --        --        --        --

    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
         --        --        --        --                 --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         T. ROWE PRICE
                                                                             EQUITY
                                                                        INCOME PORTFOLIO
                                                       --------------------------------------------------
                                                         2004       2003       2002      2001      2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $144,311   $117,894   $ 89,634   $85,476   $42,484
Units Outstanding..................................      10,397      9,625      9,056     7,398     3,679
Variable Accumulation Unit Value...................    $  13.88   $  12.25   $   9.90   $ 11.55   $ 11.55
Total Return.......................................       13.3%      23.7%     (14.3%)       --     11.5%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,478   $  1,524   $  1,044   $   902   $   146
Units Outstanding..................................         112        130        110        81        13
Variable Accumulation Unit Value...................    $  13.24   $  11.70   $   9.47   $ 11.07   $ 11.08
Total Return.......................................       13.2%      23.6%     (14.5%)       --     10.8%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 50,653   $ 41,615   $ 22,371   $ 9,712   $    98
Units Outstanding..................................       3,910      3,633      2,412       895         9
Variable Accumulation Unit Value...................    $  12.95   $  11.45   $   9.27   $ 10.85   $ 10.86
Total Return.......................................       13.1%      23.5%     (14.5%)       --      8.6%
Investment Income Ratio............................        1.6%       1.8%       1.9%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 13,286   $ 11,020   $  3,453   $    --   $    --
Units Outstanding..................................       1,154      1,084        420        --        --
Variable Accumulation Unit Value...................    $  11.51   $  10.17   $   8.22   $    --   $    --
Total Return.......................................       13.3%      23.7%     (17.8%)       --        --
Investment Income Ratio............................        1.6%       1.9%       3.1%        --

SERIES V POLICIES (e)
Net Assets.........................................    $    634   $    461   $    117   $    --   $    --
Units Outstanding..................................          54         45         14        --        --
Variable Accumulation Unit Value...................    $  11.68   $  10.36   $   8.41   $    --   $    --
Total Return.......................................       12.8%      23.2%     (15.9%)       --        --
Investment Income Ratio............................        1.6%       1.9%       2.7%        --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................          --         --         --        --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $    --   $    --
Total Return.......................................          --         --         --        --        --
Investment Income Ratio............................          --         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       VAN ECK                                         VAN KAMPEN
                      WORLDWIDE                                            UIF
                         HARD                                       EMERGING MARKETS
                        ASSETS                                       EQUITY--CLASS I
    ----------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000     2004      2003      2002      2001      2000
    ------------------------------------------------------------------------------------------------
    $19,773   $10,239   $ 6,351   $ 3,510   $4,929   $39,055   $33,055   $22,764   $25,016   $28,721
      1,271       805       714       378      469     3,076     3,161     3,213     3,172     3,358
    $ 15.55   $ 12.72   $  8.89   $  9.28   $10.51   $ 12.70   $ 10.46   $  7.09   $  7.89   $  8.55
      22.3%     43.1%     (4.2%)   (11.7%)    9.9%     21.4%     47.6%    (10.2%)    (7.7%)   (40.1%)
       0.3%      0.4%      0.5%      1.4%               0.7%        --        --        --

    $   292   $   190   $    49   $    29   $   25   $   164   $   697   $   109   $ 5,828   $    38
         19        15         6         3        2        18        92        21     1,019         6
    $ 15.41   $ 12.62   $  8.83   $  9.24   $10.48   $  9.15   $  7.55   $  5.12   $  5.72   $  6.21
      22.1%     42.8%     (4.3%)   (11.8%)    4.8%     21.2%     47.4%    (10.4%)    (7.9%)   (37.9%)
       0.3%      0.3%      0.3%      3.8%               0.6%        --        --        --

    $16,224   $ 5,745   $ 2,229   $   238   $   53   $ 7,050   $ 5,409   $ 2,432   $   594   $    54
      1,040       449       249        25        5       663       617       408        89         7
    $ 15.61   $ 12.79   $  8.96   $  9.37   $10.63   $ 10.63   $  8.77   $  5.96   $  6.64   $  7.22
      22.0%     42.8%     (4.4%)   (11.9%)    6.3%     21.2%     47.3%    (10.3%)    (8.0%)   (27.8%)
       0.3%      0.4%      0.2%      1.1%               0.7%        --        --        --

    $ 7,059   $ 1,461   $   326   $    --   $   --   $ 1,965   $ 1,279   $   456   $    --   $    --
        480       121        39        --       --       139       110        58        --        --
    $ 14.71   $ 12.04   $  8.42   $    --   $   --   $ 14.10   $ 11.62   $  7.88   $    --   $    --
      22.2%     43.0%    (15.8%)       --       --     21.3%     47.5%    (21.2%)       --        --
       0.2%      0.3%        --        --               0.7%        --        --        --

    $   371   $    63   $    --   $    --   $   --   $    57   $    19   $    --   $    --   $    --
         20         4        --        --       --         3         1        --        --        --
    $ 18.55   $ 15.24   $    --   $    --   $   --   $ 18.07   $ 14.95   $    --   $    --   $    --
      21.7%     52.4%        --        --       --     20.9%     49.5%        --        --        --
       0.1%        --        --        --               0.7%        --        --        --

    $ 4,069   $   348   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
        249        26        --        --       --        --        --        --        --        --
    $ 16.35   $ 13.42   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
      21.8%     34.2%        --        --       --        --        --        --        --        --
       0.1%        --        --        --                 --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                          MAINSTAY VP
                                                       MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                          BOND--         APPRECIATION--     COMMON STOCK--
                                                      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                     ----------------   ----------------   ----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 7,474   $2,929   $ 7,459   $2,760   $ 4,810   $1,842
Units Outstanding..................................      737      296       653      248       387      162
Variable Accumulation Unit Value...................  $ 10.15   $ 9.91   $ 11.42   $11.15   $ 12.44   $11.40
Total Return.......................................     2.4%    (0.9%)     2.5%    11.5%      9.1%    14.0%
Investment Income Ratio............................     4.8%    13.3%      0.1%     0.5%      1.6%     3.7%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $     6   $   --   $    --   $   --
Units Outstanding..................................        1       --         1       --        --       --
Variable Accumulation Unit Value...................  $ 10.02   $   --   $ 10.31   $   --   $ 10.00   $   --
Total Return.......................................     0.2%       --      3.1%       --        --       --
Investment Income Ratio............................    48.1%       --      0.8%       --        --       --

SERIES III POLICIES (c)
Net Assets.........................................  $19,603   $6,344   $16,081   $5,334   $10,274   $3,094
Units Outstanding..................................    1,936      640     1,396      474       832      273
Variable Accumulation Unit Value...................  $ 10.12   $ 9.91   $ 11.52   $11.26   $ 12.34   $11.34
Total Return.......................................     2.2%    (0.9%)     2.2%    12.6%      8.9%    13.4%
Investment Income Ratio............................     4.8%    17.1%      0.1%     0.6%      1.7%     4.1%

SERIES IV POLICIES (d)
Net Assets.........................................  $16,738   $5,867   $10,571   $4,522   $10,070   $3,340
Units Outstanding..................................    1,649      592       926      406       810      293
Variable Accumulation Unit Value...................  $ 10.15   $ 9.92   $ 11.41   $11.14   $ 12.43   $11.40
Total Return.......................................     2.3%    (0.8%)     2.4%    11.4%      9.0%    14.0%
Investment Income Ratio............................     5.0%    15.6%      0.1%     0.5%      1.7%     3.4%

SERIES V POLICIES (e)
Net Assets.........................................  $ 1,362   $  407   $   429   $   86   $   213   $   38
Units Outstanding..................................      136       41        38        8        17        3
Variable Accumulation Unit Value...................  $ 10.02   $ 9.83   $ 11.20   $10.98   $ 12.29   $11.32
Total Return.......................................     1.9%    (1.7%)     2.0%     9.8%      8.6%    13.2%
Investment Income Ratio............................     5.2%    14.8%      0.1%     1.3%      1.6%     2.4%

SERIES VI POLICIES (f)
Net Assets.........................................  $ 9,200   $3,343   $ 8,794   $2,186   $ 5,161   $1,484
Units Outstanding..................................      912      338       774      197       417      130
Variable Accumulation Unit Value...................  $ 10.09   $ 9.89   $ 11.36   $11.12   $ 12.37   $11.38
Total Return.......................................     2.0%    (1.1%)     2.1%    11.2%      8.7%    13.8%
Investment Income Ratio............................     5.2%    14.5%      0.1%     0.5%      1.8%     3.4%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                             MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP         HIGH YIELD        INTERNATIONAL       MAINSTAY VP
     CONVERTIBLE--       GOVERNMENT--     CORPORATE BOND--        EQUITY--        MID CAP CORE--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   -----------------   ----------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003     2004      2003
    ---------------------------------------------------------------------------------------------
    $10,142   $3,817   $ 6,080   $2,651   $33,434   $10,501   $ 5,975   $1,340   $ 5,876   $1,477
        884      347       614      272     2,643       920       441      114       414      125
    $ 11.48   $10.99   $  9.91   $ 9.75   $ 12.65   $ 11.41   $ 13.55   $11.74   $ 14.19   $11.80
       4.4%     9.9%      1.6%    (2.5%)    10.9%     14.1%     15.4%    17.4%     20.2%    18.0%
       2.4%     8.3%      5.6%    14.3%     10.1%     26.0%      1.3%     6.9%      0.5%     1.2%

    $    24   $   --   $     5   $   --   $    64   $    --   $     8   $   --   $    11   $   --
          2       --        --       --         6        --         1       --         1       --
    $ 10.11   $   --   $ 10.01   $   --   $ 10.18   $    --   $ 10.19   $   --   $ 10.19   $   --
       1.1%       --      0.1%       --      1.8%        --      1.9%       --      1.9%       --
      58.1%       --     86.3%       --     87.4%        --     10.9%       --      3.1%       --

    $23,424   $7,798   $12,875   $4,087   $94,871   $28,302   $16,793   $2,933   $13,092   $2,774
      2,039      707     1,310      422     7,556     2,495     1,262      254       931      237
    $ 11.49   $11.03   $  9.83   $ 9.69   $ 12.56   $ 11.35   $ 13.30   $11.55   $ 14.06   $11.72
       4.2%    10.3%      1.4%    (3.1%)    10.7%     13.5%     15.2%    15.5%     20.0%    17.2%
       2.5%     9.0%      5.7%    18.2%     10.2%     30.0%      1.4%     8.0%      0.5%     1.4%

    $20,014   $7,040   $11,256   $4,147   $76,786   $25,512   $13,748   $2,849   $10,128   $2,677
      1,754      644     1,136      425     6,041     2,224     1,027      246       719      228
    $ 11.41   $10.94   $  9.91   $ 9.76   $ 12.71   $ 11.47   $ 13.38   $11.60   $ 14.09   $11.73
       4.3%     9.4%      1.6%    (2.4%)    10.8%     14.7%     15.4%    16.0%     20.1%    17.3%
       2.5%     8.5%      5.6%    16.5%     10.0%     26.4%      1.3%     6.6%      0.5%     1.2%

    $ 1,466   $  533   $   706   $  421   $ 8,737   $ 2,901   $   684   $   78   $   656   $  183
        129       49        72       43       697       255        53        7        47       16
    $ 11.34   $10.91   $  9.85   $ 9.74   $ 12.54   $ 11.36   $ 12.96   $11.28   $ 14.09   $11.78
       3.9%     9.1%      1.2%    (2.6%)    10.4%     13.6%     14.9%    12.8%     19.7%    17.8%
       2.4%     9.5%      5.1%    14.0%     10.2%     27.0%      1.5%    11.7%      0.5%     3.0%

    $12,642   $3,430   $ 4,800   $1,800   $39,920   $ 9,211   $ 7,562   $1,381   $ 7,802   $1,319
      1,120      316       487      185     3,173       809       578      121       560      113
    $ 11.28   $10.85   $  9.85   $ 9.73   $ 12.58   $ 11.39   $ 13.08   $11.37   $ 13.94   $11.64
       4.0%     8.5%      1.3%    (2.7%)    10.5%     13.9%     15.0%    13.7%     19.8%    16.4%
       2.8%     9.2%      5.6%    16.2%     11.7%     29.6%      1.5%     7.6%      0.6%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                       MAINSTAY VP                            MAINSTAY VP
                                                         MID CAP          MAINSTAY VP           S&P 500
                                                         GROWTH--       MID CAP VALUE--         INDEX--
                                                      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
                                                     ----------------   ----------------   -----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     -------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 9,510   $2,376   $ 9,220   $2,399   $20,964   $ 6,828
Units Outstanding..................................      653      197       688      207     1,713       606
Variable Accumulation Unit Value...................  $ 14.56   $12.07   $ 13.41   $11.60   $ 12.24   $ 11.26
Total Return.......................................    20.6%    20.7%     15.6%    16.0%      8.7%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.4%      2.1%      4.6%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $    34   $   --   $    16   $    --
Units Outstanding..................................        1       --         3       --         2        --
Variable Accumulation Unit Value...................  $ 10.24   $   --   $ 10.29   $   --   $ 10.25   $    --
Total Return.......................................     2.4%       --      2.9%       --      2.5%        --
Investment Income Ratio............................       --       --      7.1%       --     17.1%        --

SERIES III POLICIES (c)
Net Assets.........................................  $21,257   $5,125   $25,830   $6,443   $51,775   $13,604
Units Outstanding..................................    1,494      434     1,910      550     4,261     1,215
Variable Accumulation Unit Value...................  $ 14.23   $11.82   $ 13.52   $11.72   $ 12.15   $ 11.20
Total Return.......................................    20.4%    18.2%     15.4%    17.2%      8.5%     12.0%
Investment Income Ratio............................       --       --      1.0%     3.8%      2.1%      5.6%

SERIES IV POLICIES (d)
Net Assets.........................................  $17,454   $5,111   $21,168   $5,125   $38,290   $11,688
Units Outstanding..................................    1,224      432     1,580      442     3,132     1,038
Variable Accumulation Unit Value...................  $ 14.26   $11.83   $ 13.40   $11.59   $ 12.23   $ 11.26
Total Return.......................................    20.5%    18.3%     15.6%    15.9%      8.6%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.5%      2.1%      4.6%

SERIES V POLICIES (e)
Net Assets.........................................  $   854   $  186   $   833   $  122   $ 2,782   $ 1,344
Units Outstanding..................................       61       16        63       11       229       120
Variable Accumulation Unit Value...................  $ 13.94   $11.61   $ 13.25   $11.51   $ 12.16   $ 11.24
Total Return.......................................    20.1%    16.1%     15.1%    15.1%      8.2%     12.4%
Investment Income Ratio............................       --       --      1.2%     4.3%      1.8%      5.1%

SERIES VI POLICIES (f)
Net Assets.........................................  $11,705   $2,941   $14,398   $2,519   $18,986   $ 4,649
Units Outstanding..................................      808      244     1,080      218     1,560       414
Variable Accumulation Unit Value...................  $ 14.48   $12.05   $ 13.33   $11.57   $ 12.17   $ 11.24
Total Return.......................................    20.2%    20.5%     15.2%    15.7%      8.3%     12.4%
Investment Income Ratio............................       --       --      1.3%     3.8%      2.2%      5.0%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      MAINSTAY VP                                               MAINSTAY VP         MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP       AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--    COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
    ----------------   ----------------   ----------------   ------------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003      2004      2003
    ----------------------------------------------------------------------------------------------
    $ 7,815   $2,355   $ 5,622   $1,835   $ 8,003   $2,572   $ 2,450    $  503    $ 3,119   $  821
        593      192       501      171       633      223       200        45        251       73
    $ 13.17   $12.24   $ 11.23   $10.73   $ 12.64   $11.55   $ 12.27    $11.07    $ 12.40   $11.32
       7.6%    22.4%      4.6%     7.3%      9.5%    15.5%     10.8%     10.7%       9.6%    13.2%
         --       --      2.2%     6.8%      1.4%     5.3%      2.8%      5.6%       1.2%     2.7%

    $     6   $   --   $     1   $   --   $     6   $   --   $    13    $   --    $    --   $   --
          1       --        --       --         1       --         1        --         --       --
    $ 10.30   $   --   $ 10.11   $   --   $ 10.21   $   --   $ 10.14    $   --    $ 10.00   $   --
       3.0%       --      1.1%       --      2.1%       --      1.4%        --         --       --
         --       --        --       --     15.5%       --     63.6%        --         --       --

    $16,734   $4,735   $13,524   $4,276   $19,389   $5,058   $ 5,324    $1,437    $ 6,678   $1,807
      1,265      384     1,209      399     1,546      440       423       126        541      160
    $ 13.23   $12.32   $ 11.19   $10.71   $ 12.54   $11.48   $ 12.59    $11.38    $ 12.34   $11.29
       7.4%    23.2%      4.4%     7.1%      9.2%    14.8%     10.6%     13.8%       9.3%    12.9%
         --       --      2.1%     8.3%      1.4%     6.3%      2.6%      6.1%       1.1%     2.9%

    $14,487   $4,235   $ 8,502   $3,248   $14,111   $4,598   $ 5,136    $1,389    $ 5,699   $2,039
      1,122      353       749      299     1,101      392       410       123        461      181
    $ 12.91   $12.01   $ 11.35   $10.86   $ 12.82   $11.72   $ 12.53    $11.32    $ 12.37   $11.29
       7.6%    20.1%      4.6%     8.6%      9.4%    17.2%     10.8%     13.2%       9.5%    12.9%
         --       --      2.1%     7.6%      1.4%     5.3%      2.5%      5.3%       1.1%     2.8%

    $   635   $   93   $   487   $  159   $   544   $  160   $   292    $   24    $   551   $  133
         51        8        44       15        43       14        24         2         45       12
    $ 12.54   $11.71   $ 11.01   $10.57   $ 12.51   $11.48   $ 12.35    $11.19    $ 12.22   $11.21
       7.1%    17.1%      4.2%     5.7%      9.0%    14.8%     10.3%     11.9%       9.1%    12.1%
         --       --      2.2%    10.4%      1.3%     7.5%      3.0%      4.4%       1.2%     5.2%

    $ 9,643   $2,201   $ 6,070   $2,168   $ 8,534   $2,127   $ 3,499    $  600    $ 3,804   $  907
        736      180       552      205       679      185       282        53        309       80
    $ 13.10   $12.21   $ 11.01   $10.56   $ 12.57   $11.52   $ 12.40    $11.23    $ 12.32   $11.28
       7.2%    22.1%      4.3%     5.6%      9.1%    15.2%     10.4%     12.3%       9.2%    12.8%
         --       --      2.1%     7.3%      1.5%     5.9%      3.2%      5.3%       1.0%     2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                           MAINSTAY VP
                                           EAGLE ASSET             MAINSTAY VP
                                            MANAGEMENT             LORD ABBETT            ALGER AMERICAN         COLONIAL SMALL
                                              GROWTH                DEVELOPING                SMALL              CAP VALUE FUND,
                                             EQUITY--                GROWTH--            CAPITALIZATION--       VARIABLE SERIES--
                                          SERVICE CLASS           SERVICE CLASS           CLASS S SHARES             CLASS B
                                        ------------------      ------------------      ------------------      -----------------
                                         2004        2003        2004        2003        2004        2003             2004
                                        -----------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................      $2,041      $  820      $1,949      $  637      $2,923      $  671           $  521
Units Outstanding.................         191          74         161          55         210          55               49
Variable Accumulation Unit
  Value...........................      $10.67      $11.11      $12.11      $11.63      $13.95      $12.16           $10.61
Total Return......................       (3.9%)      11.1%        4.1%       16.3%       14.7%       21.6%             6.1%
Investment Income Ratio...........        0.1%        0.4%          --          --          --          --             5.0%

SERIES II POLICIES (b)
Net Assets........................      $   --      $   --      $    3      $   --      $    7      $   --           $    7
Units Outstanding.................          --          --          --          --           1          --                1
Variable Accumulation Unit
  Value...........................      $10.00      $   --      $10.00      $   --      $10.41      $   --           $10.26
Total Return......................          --          --          --          --        4.1%          --             2.6%
Investment Income Ratio...........          --          --          --          --          --          --             2.4%

SERIES III POLICIES (c)
Net Assets........................      $6,358      $2,737      $4,769      $1,458      $6,286      $1,576           $  304
Units Outstanding.................         598         247         400         127         452         130               29
Variable Accumulation Unit
  Value...........................      $10.63      $11.08      $11.92      $11.47      $13.90      $12.15           $10.57
Total Return......................       (4.1%)      10.8%        3.9%       14.7%       14.4%       21.5%             5.7%
Investment Income Ratio...........          --        0.4%          --          --          --          --             5.7%

SERIES IV POLICIES (d)
Net Assets........................      $5,116      $2,233      $4,310      $1,358      $5,993      $1,594           $  431
Units Outstanding.................         480         201         357         117         432         132               41
Variable Accumulation Unit
  Value...........................      $10.65      $11.09      $12.09      $11.62      $13.88      $12.11           $10.54
Total Return......................       (4.0%)      10.9%        4.1%       16.2%       14.6%       21.1%             5.4%
Investment Income Ratio...........          --        0.3%          --          --          --          --             5.6%

SERIES V POLICIES (e)
Net Assets........................      $  272      $   60      $  170      $   64      $  241      $   22           $   --
Units Outstanding.................          26           6          14           6          18           2               --
Variable Accumulation Unit
  Value...........................      $10.30      $10.77      $11.83      $11.41      $13.65      $11.96           $10.00
Total Return......................       (4.3%)       7.7%        3.6%       14.1%       14.2%       19.6%               --
Investment Income Ratio...........        0.1%        0.5%          --          --          --          --               --

SERIES VI POLICIES (f)
Net Assets........................      $2,723      $1,265      $2,228      $  721      $2,848      $  495           $  286
Units Outstanding.................         257         114         182          61         205          41               27
Variable Accumulation Unit
  Value...........................      $10.59      $11.06      $12.21      $11.77      $13.88      $12.15           $10.54
Total Return......................       (4.2%)      10.6%        3.7%       17.7%       14.3%       21.5%             5.4%
Investment Income Ratio...........        0.1%        0.3%          --          --          --          --             5.6%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      DREYFUS IP                                                                              JANUS ASPEN
      TECHNOLOGY     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP     JANUS ASPEN     SERIES WORLDWIDE
       GROWTH--      CONTRAFUND(R)--  EQUITY-INCOME--     MID CAP--     SERIES BALANCED--      GROWTH--
    SERVICE SHARES   SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
    ---------------  ---------------  ---------------  ---------------  -----------------  -----------------
     2004     2003    2004     2003    2004     2003    2004     2003     2004     2003     2004      2003
    --------------------------------------------------------------------------------------------------------
    $3,225   $1,226  $12,675  $3,715  $10,243  $2,888  $28,222  $2,237  $10,378   $4,308   $3,533    $1,398
       277      104      955     318      810     251    2,037     199      924      410      297       121
    $11.63   $11.77  $ 13.27  $11.69  $ 12.64  $11.53  $ 13.85  $11.27  $ 11.23   $10.52   $11.88    $11.53
     (1.2%)   17.7%    13.6%   16.9%     9.7%   15.3%    22.9%   12.7%     6.8%     5.2%     3.1%     15.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.4%     1.1%      0.9%

    $   --   $   --  $    30  $   --  $    10  $   --  $    88  $    1  $     9   $   --   $   --    $   --
        --       --        3      --        1      --        7      --        1       --       --        --
    $10.00   $   --  $ 10.26  $   --  $ 10.16  $   --  $ 12.48  $10.17  $ 10.23   $   --   $10.00    $   --
        --       --     2.6%      --     1.6%      --    22.7%    1.7%     2.3%       --       --        --
        --       --       --      --       --      --       --      --    28.9%       --       --        --

    $7,184   $2,883  $29,756  $7,143  $23,055  $5,733  $21,172  $1,207  $21,340   $8,228   $7,463    $2,542
       624      247    2,266     616    1,852     504    1,537     107    1,895      779      634       222
    $11.52   $11.67  $ 13.13  $11.59  $ 12.45  $11.37  $ 13.78  $11.23  $ 11.26   $10.57   $11.78    $11.45
     (1.4%)   16.7%    13.3%   15.9%     9.5%   13.7%    22.7%   12.3%     6.6%     5.7%     2.9%     14.5%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     4.1%     1.1%      1.0%

    $5,905   $2,684  $26,881  $5,521  $19,399  $4,827  $14,301  $1,082  $20,968   $7,590   $6,067    $2,226
       512      230    2,004     467    1,542     421    1,020      95    1,869      722      515       195
    $11.54   $11.68  $ 13.41  $11.82  $ 12.58  $11.48  $ 14.02  $11.41  $ 11.22   $10.51   $11.79    $11.44
     (1.2%)   16.8%    13.5%   18.2%     9.6%   14.8%    22.9%   14.1%     6.7%     5.1%     3.0%     14.4%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.6%     1.1%      0.9%

    $  208   $  100  $ 1,800  $  316  $ 2,305  $  823  $ 1,071  $   39  $ 1,132   $  441   $  380    $   22
        18        9      139      28      183      71       81       4      101       42       33         2
    $11.45   $11.64  $ 12.97  $11.48  $ 12.60  $11.54  $ 13.18  $10.77  $ 11.16   $10.50   $11.61    $11.31
     (1.6%)   16.4%    13.0%   14.8%     9.2%   15.4%    22.4%    7.7%     6.3%     5.0%     2.6%     13.1%
        --       --     0.1%      --     0.8%      --       --      --     2.7%     3.4%     1.4%      1.2%

    $2,927   $1,302  $15,263  $2,520  $14,146  $2,977  $ 9,297  $  499  $11,228   $4,069   $2,880    $  983
       255      112    1,174     219    1,131     260      664      44    1,004      387      250        88
    $11.48   $11.65  $ 13.00  $11.49  $ 12.51  $11.44  $ 14.00  $11.43  $ 11.18   $10.51   $11.54    $11.23
     (1.5%)   16.5%    13.2%   14.9%     9.3%   14.4%    22.5%   14.3%     6.4%     5.1%     2.7%     12.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.5%     1.2%      0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                              MFS(R) INVESTORS             MFS(R)                  MFS(R)
                                               TRUST SERIES--        RESEARCH SERIES--       UTILITIES SERIES--
                                               SERVICE CLASS           SERVICE CLASS            SERVICE CLASS
                                             ------------------      ------------------      -------------------
                                              2004        2003        2004        2003        2004         2003
                                             -------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................      $  833      $  135      $  930      $  382      $15,141      $    3
Units Outstanding......................          70          12          74          35        1,092          --
Variable Accumulation Unit Value.......      $11.91      $10.86      $12.56      $11.02      $ 13.86      $10.83
Total Return...........................        9.6%        8.6%       14.0%       10.2%        28.0%        8.3%
Investment Income Ratio................        0.3%          --        0.8%          --           --          --

SERIES II POLICIES (b)
Net Assets.............................      $   --      $   --      $   --      $   --      $   154      $   --
Units Outstanding......................          --          --          --          --           12          --
Variable Accumulation Unit Value.......      $10.00      $   --      $10.00      $   --      $ 12.45      $   --
Total Return...........................          --          --          --          --        24.5%          --
Investment Income Ratio................          --          --          --          --           --          --

SERIES III POLICIES (c)
Net Assets.............................      $  874      $  314      $1,616      $  637      $11,129      $   80
Units Outstanding......................          73          29         130          58          763           7
Variable Accumulation Unit Value.......      $11.96      $10.94      $12.45      $10.95      $ 14.58      $11.41
Total Return...........................        9.4%        9.4%       13.7%        9.5%        27.8%       14.1%
Investment Income Ratio................        0.4%          --        0.8%          --         0.1%          --

SERIES IV POLICIES (d)
Net Assets.............................      $1,095      $  469      $1,604      $  460      $ 6,513      $   63
Units Outstanding......................          91          43         131          43          444           5
Variable Accumulation Unit Value.......      $12.02      $10.97      $12.25      $10.75      $ 14.67      $11.46
Total Return...........................        9.5%        9.7%       13.9%        7.5%        28.0%       14.6%
Investment Income Ratio................        0.4%          --        0.7%          --         0.1%          --

SERIES V POLICIES (e)
Net Assets.............................      $   39      $   13      $   26      $   15      $   417      $   11
Units Outstanding......................           3           1           2           1           28           1
Variable Accumulation Unit Value.......      $11.91      $10.92      $12.54      $11.05      $ 14.66      $11.50
Total Return...........................        9.1%        9.2%       13.4%       10.5%        27.5%       15.0%
Investment Income Ratio................        0.3%          --        0.8%          --         0.2%          --

SERIES VI POLICIES (f)
Net Assets.............................      $  783      $  187      $  856      $  279      $ 6,561      $    1
Units Outstanding......................          66          17          68          25          451          --
Variable Accumulation Unit Value.......      $11.88      $10.88      $12.64      $11.13      $ 14.54      $11.39
Total Return...........................        9.2%        8.8%       13.6%       11.3%        27.6%       13.9%
Investment Income Ratio................        0.3%          --        0.7%          --           --          --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        NEUBERGER                                      VAN KAMPEN UIF       VICTORY VIF
     BERMAN AMT MID-           T. ROWE PRICE              EMERGING          DIVERSIFIED
       CAP GROWTH--            EQUITY INCOME          MARKETS EQUITY--        STOCK--
         CLASS S               PORTFOLIO--II              CLASS II         CLASS A SHARES
    ------------------      -------------------      ------------------    --------------
     2004        2003        2004         2003        2004        2003          2004
    -------------------------------------------------------------------------------------
    $1,365      $    6      $ 9,680      $2,506      $2,225      $  424        $2,061
       109           1          765         224         134          31           184
    $12.48      $10.91      $ 12.66      $11.20      $16.63      $13.71        $11.19
     14.4%        9.1%        13.0%       12.0%       21.3%       37.1%         11.9%
        --          --         1.6%        2.1%        0.7%          --          1.6%

    $    2      $   --      $    16      $   --      $    1      $   --        $   --
        --          --            2          --          --          --            --
    $10.67      $   --      $ 10.33      $   --      $10.67      $   --        $10.00
      6.7%          --         3.3%          --        6.7%          --            --
        --          --         4.8%          --          --          --            --

    $1,635      $  105      $26,791      $5,783      $4,867      $1,422        $1,176
       130          10        2,128         518         305         108           106
    $12.54      $10.98      $ 12.59      $11.16      $15.98      $13.20        $11.08
     14.2%        9.8%        12.8%       11.6%       21.0%       32.0%         10.8%
        --          --         1.6%        2.4%        0.7%          --          1.5%

    $1,505      $  269      $24,618      $5,370      $4,745      $  729        $1,599
       116          24        1,941         478         287          53           147
    $12.95      $11.32      $ 12.68      $11.23      $16.55      $13.65        $10.90
     14.4%       13.2%        13.0%       12.3%       21.2%       36.5%          9.0%
        --          --         1.6%        2.3%        0.7%          --          1.8%

    $  307      $   82      $ 2,966      $  933      $   73      $   --        $   13
        24           7          237          84           6          --             1
    $12.67      $11.12      $ 12.53      $11.13      $12.76      $10.57        $10.85
     13.9%       11.2%        12.5%       11.3%       20.7%        5.7%          8.5%
        --          --         1.6%        2.5%        0.9%          --          2.0%

    $  970      $   56      $15,499      $3,257      $2,312      $  297        $1,007
        76           5        1,233         292         144          22            91
    $12.69      $11.13      $ 12.57      $11.16      $16.01      $13.25        $11.06
     14.0%       11.3%        12.6%       11.6%       20.9%       32.5%         10.6%
        --          --         1.7%        2.4%        0.9%          --          2.2%

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable
Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond - Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return-- Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income & Growth-- Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Small Capitalization--Class O Shares, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I,
T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio-II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                          PROSPECTUS DATED MAY 1, 2005

                                      FOR
                        MAINSTAY ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

    This Prospectus describes the individual flexible premium MainStay Access Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can Use the policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

    Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. THE MAINSTAY ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES. Below is a list of 40 Investment Divisions available in your policy in addition to the Fixed Account.

  -    MainStay VP Balanced--Service Class
  -    MainStay VP Basic Value (formerly MainStay VP
       Dreyfus Large Company Value)--Initial Class
  -    MainStay VP Bond--Initial Class
  -    MainStay VP Capital Appreciation--Initial Class
  -    MainStay VP Cash Management
  -    MainStay VP Common Stock--Initial Class
  -    MainStay VP Convertible--Initial Class
  -    MainStay VP Developing Growth (formerly MainStay
       VP Lord Abbett Developing Growth)--Initial Class
  -    MainStay VP Floating Rate--Service Class
  -    MainStay VP Government--Initial Class
  -    MainStay VP Growth (formerly MainStay VP Eagle
       Asset Management Growth Equity)--Initial Class
  -    MainStay VP High Yield Corporate Bond--Initial
       Class
  -    MainStay VP Income & Growth (formerly MainStay VP
       American Century Income & Growth)--Initial Class
  -    MainStay VP International Equity--Initial Class
  -    MainStay VP Mid Cap Core--Service Class
  -    MainStay VP Mid Cap Growth--Service Class
  -    MainStay VP Mid Cap Value--Initial Class
  -    MainStay VP S&P 500 Index--Initial Class
  -    MainStay VP Small Cap Growth--Initial Class
  -    MainStay VP Total Return--Initial Class
  -    MainStay VP Value--Initial Class
  -    Alger American Small Capitalization--Class O
       Shares
  -    Calvert Social Balanced
  -    Colonial Small Cap Value Fund, Variable Series--
       Class B
  -    Dreyfus IP Technology Growth--Initial Shares
  -    Fidelity(R) VIP Contrafund(R)--Initial Class
  -    Fidelity(R) VIP Equity-Income--Initial Class
  -    Fidelity(R) VIP Mid Cap--Service Class 2
  -    Janus Aspen Series Balanced--Institutional Shares
  -    Janus Aspen Series Worldwide Growth--Institutional
       Shares
  -    MFS(R) Investors Trust Series--Initial Class
  -    MFS(R) Research Series--Initial Class
  -    MFS(R) Utilities Series--Initial Class
  -    Neuberger Berman AMT Mid-Cap Growth--Class I
  -    Royce Micro-Cap Portfolio
  -    Royce Small-Cap Portfolio
  -    T. Rowe Price Equity Income Portfolio-I
  -    Van Eck Worldwide Hard Assets
  -    Van Kampen UIF Emerging Markets Equity--Class I
  -    Victory VIF Diversified Stock--Class A Shares

    We do not guarantee the investment performance of these Investment Divisions. Depending on market conditions, you can make or lose money in any of the Investment Divisions.

    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc., the Neuberger Berman Advisers Management Trust, the Victory Variable Insurance Funds, the Royce Capital Fund and the Van Eck Worldwide Insurance Trust (the "Funds", each individually a "Fund"). Each Investment Division invests in shares of a corresponding fund portfolio. Please contact Us at (800) 762-6212 or Your registered representative if you do not have the accompanying book of underlying fund prospectuses.

    To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 762-6212 or write to Us at NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                         PAGE
                                         ----
DEFINITIONS............................    3
TABLE OF FEES AND EXPENSES.............    5
EXAMPLES...............................    9
QUESTIONS AND ANSWERS ABOUT MAINSTAY
  ACCESS VARIABLE ANNUITY..............   12
  How Do I Contact NYLIAC?.............   14
FINANCIAL STATEMENTS...................   14
CONDENSED FINANCIAL INFORMATION........   15
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   17
  New York Life Insurance and Annuity
     Corporation.......................   17
  The Separate Account.................   17
  The Portfolios.......................   17
  Additions, Deletions or Substitutions
     of Investments....................   19
  Reinvestment.........................   20
THE POLICIES...........................   20
  Qualified and Non-Qualified
     Policies..........................   20
  Transfers............................   21
  Limits on Transfers..................   21
  Procedures for Telephone/Web
     Transactions......................   23
  Dollar Cost Averaging (DCA)
     Program...........................   23
  Automatic Asset Reallocation.........   24
  Accumulation Period..................   25
     (a) Valuation of Accumulation
          Units........................   25
  Riders...............................   25
     (a) Enhanced Beneficiary Benefit
         Rider (Optional)..............   25
     (b) Enhanced Spousal Continuance
         Rider (Optional)..............   26
  Policyowner Inquiries................   27
  Records and Reports..................   27
CHARGES AND DEDUCTIONS.................   27
  Separate Account Charge..............   27
  Policy Service Charge................   28
  Transfer Fees........................   28
  Group and Sponsored Arrangements.....   28

                                         PAGE
                                         ----
  Taxes................................   28
  Fund Charges.........................   28
  Enhanced Beneficiary Benefit Rider
     Charge (optional).................   29
DISTRIBUTIONS UNDER THE POLICY.........   29
  Surrenders and Withdrawals...........   29
     (a) Surrenders....................   29
     (b) Partial Withdrawals...........   29
     (c) Periodic Partial
          Withdrawals..................   29
     (d) Hardship Withdrawals..........   30
  Required Minimum Distribution
     Option............................   30
  Our Right to Cancel..................   30
  Annuity Commencement Date............   30
  Death Before Annuity Commencement....   30
  Income Payments......................   32
     (a) Election of Income Payment
          Options......................   32
     (b) Proof of Survivorship.........   32
  Delay of Payments....................   32
  Designation of Beneficiary...........   33
  Restrictions Under Code Section
     403(b)(11)........................   33
THE FIXED ACCOUNT......................   33
     (a) Interest Crediting............   33
     (b) Transfers to Investment
          Divisions....................   33
     (c) Transfers to Fixed Account....   34
FEDERAL TAX MATTERS....................   34
  Introduction.........................   34
  Taxation of Annuities in General.....   34
  Qualified Plans......................   35
     (a) Section 403(b) Plans..........   35
     (b) Individual Retirement
          Annuities....................   35
     (c) Roth Individual Retirement
          Annuities....................   35
     (d) Inherited IRAs................   36
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.........................   36
VOTING RIGHTS..........................   37
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION ("SAI").......   38

     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986; as amended.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Qualified

Policies do not include policies issued to any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted. THE MAINSTAY ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

                        POLICYOWNER TRANSACTION EXPENSES

 -----------------------------------------------------------------------------------------------------------------
 CHARGE                                                    AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Surrender Charge                                          None
 (as a % of amount withdrawn)
 Transfer Fee                                              Current and Guaranteed Maximum: $30 per transfer for
                                                           each transfer over 12 in a Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

 -----------------------------------------------------------------------------------------------------------------
                         CHARGE                            AMOUNT DEDUCTED
 -----------------------------------------------------------------------------------------------------------------
 Annual Policy Service Charge                              $40 per policy for policies with less than $50,000
                                                           Accumulation Value(1)
 Separate Account Annual Expenses Charge                   Current and Guaranteed Maximum: 1.55% (annualized) of
                                                           the daily average Variable Accumulation Value,
                                                           including mortality and expense risk and administrative
                                                           fees.
 Optional Rider
   - Enhanced Beneficiary Benefit Rider Charge             Current: 0.30% (annualized) of the policy's
                                                           Accumulation Value, deducted on a quarterly basis.
                                                           Guaranteed Maximum: 1.00% (annualized) of the Policy's
                                                           Accumulation Value, deducted on a quarterly basis.

(1) May be lower in some jurisdictions.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

                                                               -------------------
                                                               MINIMUM    MAXIMUM
 ---------------------------------------------------------------------------------
 Expenses that are deducted from the Investment Division        0.39%      1.71%
   assets, including management fees, 12b-1 fees,
   administration fees and other expenses as of December 31,
   2004.

 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                                          ADMINISTRATION                   OTHER       ANNUAL
                           FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  MainStay VP Balanced -- Service Class                        0.55%          0.20%           0.25%        0.11%(b)    1.11%
  MainStay VP Basic Value* -- Initial Class                    0.60%          0.20%           0.00%        0.16%       0.96%(c)
  MainStay VP Bond -- Initial Class                            0.25%          0.20%           0.00%        0.09%       0.54%
  MainStay VP Capital Appreciation -- Initial Class            0.36%          0.20%           0.00%        0.09%       0.65%
  MainStay VP Cash Management                                  0.25%          0.20%           0.00%        0.10%       0.55%
  MainStay VP Common Stock -- Initial Class                    0.25%          0.20%           0.00%        0.08%       0.53%
  MainStay VP Convertible -- Initial Class                     0.36%          0.20%           0.00%        0.10%       0.66%
  MainStay VP Developing Growth** -- Initial Class             0.60%          0.20%           0.00%        0.28%       1.08%(d)
  MainStay VP Floating Rate -- Service Class                   0.40%          0.20%           0.25%        0.19%(b)    1.04%
  MainStay VP Government -- Initial Class                      0.30%          0.20%           0.00%        0.09%       0.59%
  MainStay VP Growth*** -- Initial Class                       0.50%          0.20%           0.00%        0.15%       0.85%
  MainStay VP High Yield Corporate Bond -- Initial Class       0.30%          0.20%           0.00%        0.09%       0.59%
  MainStay VP Income & Growth**** -- Initial Class             0.50%          0.20%           0.00%        0.20%       0.90%
  MainStay VP International Equity -- Initial Class            0.60%          0.20%           0.00%        0.19%       0.99%
  MainStay VP Mid Cap Core -- Service Class                    0.85%(e)       0.00%           0.25%        0.19%       1.29%(f)
  MainStay VP Mid Cap Growth -- Service Class                  0.75%(e)       0.00%           0.25%        0.13%       1.13%(g)
  MainStay VP Mid Cap Value -- Initial Class                   0.70%(e)       0.00%           0.00%        0.11%       0.81%(h)
  MainStay VP S&P 500 Index -- Initial Class                   0.10%          0.20%           0.00%        0.09%       0.39%
  MainStay VP Small Cap Growth -- Initial Class                0.90%(e)       0.00%           0.00%        0.14%       1.04%(i)
  MainStay VP Total Return -- Initial Class                    0.32%          0.20%           0.00%        0.10%       0.62%
  MainStay VP Value -- Initial Class                           0.36%          0.20%           0.00%        0.09%       0.65%
  Alger American Small Capitalization -- Class O Shares        0.85%          0.00%           0.00%        0.12%       0.97%
  Calvert Social Balanced                                      0.425%         0.275%          0.00%        0.21%       0.91%
  Colonial Small Cap Value Fund, Variable Series -- Class
    B                                                          0.80%          0.00%           0.25%(j)     0.17%       1.22%(j)
  Dreyfus IP Technology Growth -- Initial Shares               0.75%          0.00%           0.00%        0.10%       0.85%
  Fidelity(R) VIP Contrafund(R) -- Initial Class               0.57%          0.00%           0.00%        0.11%       0.68%(k)
  Fidelity(R) VIP Equity-Income -- Initial Class               0.47%          0.00%           0.00%        0.11%       0.58%(l)
  Fidelity(R) VIP Mid Cap -- Service Class 2                   0.57%          0.00%           0.25%        0.14%       0.96%(m)
  Janus Aspen Series Balanced -- Institutional Shares          0.55%          0.00%           0.00%        0.01%       0.56%(n)
  Janus Aspen Series Worldwide Growth -- Institutional
    Shares                                                     0.60%          0.00%           0.00%        0.03%       0.63%(n)
  MFS(R) Investors Trust Series -- Initial Class               0.75%          0.00%           0.00%        0.11%       0.86%(o)
  MFS(R) Research Series -- Initial Class                      0.75%          0.00%           0.00%        0.13%       0.88%(o)
  MFS(R) Utilities Series -- Initial Class                     0.75%          0.00%           0.00%        0.14%       0.89%(o)
  Neuberger Berman AMT Mid-Cap Growth -- Class I               0.84%          0.00%           0.00%        0.08%       0.92%(p)
  Royce Micro-Cap Portfolio                                    1.25%          0.00%           0.00%        0.09%       1.34%
  Royce Small-Cap Portfolio                                    1.00%          0.00%           0.00%        0.14%       1.14%
  T. Rowe Price Equity Income Portfolio -- I                   0.85%          0.00%           0.00%        0.00%       0.85%(q)

  -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL FUND
                                                                          ADMINISTRATION                   OTHER       ANNUAL
                           FUND                            ADVISORY FEE        FEE         12B-1 FEE(A)   EXPENSES   EXPENSE(#)
  -----------------------------------------------------------------------------------------------------------------------------
  Van Eck Worldwide Hard Assets                                1.00%          0.00%           0.00%        0.20%       1.20%
  Van Kampen UIF Emerging Markets Equity -- Class I            1.25%          0.00%           0.00%        0.46%       1.71%(r)
  Victory VIF Diversified Stock -- Class A Shares              0.30%          0.00%           0.25%        0.86%       1.41%(s)

   * Formerly MainStay VP Dreyfus Large Company Value

  ** Formerly MainStay VP Lord Abbett Developing Growth

 *** Formerly MainStay VP Eagle Asset Management Growth Equity

**** Formerly MainStay VP American Century Income & Growth

 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2004. The Fund or its agents provided the fees and charges that are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

 (a) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (b) The Portfolio's Other Expenses are based upon estimates of the expenses that the Portfolio will incur for the current fiscal year.

 (c) NYLIM has voluntarily agreed to waive its management fee to 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. If NYLIM's voluntary waiver had been in effect for the fiscal period ended December 31, 2004, the management fee would have been 0.55% and Total Portfolio Operating Expenses would have been 0.91% for Initial Class Shares. This waiver may be discontinued at any time without notice.

 (d) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.15% of average daily net assets for Initial Class Shares. These waivers and/or reimbursements may be discontinued at any time without notice.

 (e) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for this Investment Division.

 (f) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.23% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (g) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 1.22% of average daily net assets for Service Class Shares. This agreement may be terminated by NYLIM at any time.

 (h) NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.89% of average daily net assets for Initial Class Shares. This agreement may be terminated by NYLIM at any time.

 (i) Effective January 1, 2005, the Portfolio's Management Fee was reduced from 1.00% to 0.90%. NYLIM has voluntarily agreed to waive fees and/or reimburse the Portfolio for certain expenses so that Total Portfolio Operating Expenses do not exceed 0.95% of average daily net assets for Initial Class Shares. If NYLIM's waivers and/or reimbursements had been in effect for the year ending December 31, 2004, the Management Fee paid by the Portfolio would have been 0.81% and Total Portfolio Operating Expenses for the Portfolio would have been 0.95% for Initial Class Shares. This agreement may be terminated by NYLIM at any time.

 (j) The Fund's adviser and distributor have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver and reimbursement were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the adviser or distributor at any time.

 (k) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.66% for Initial Class. These offsets may be discontinued at any time.

 (l) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for the Initial Class. These offsets may be discontinued at any time.

 (m) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Service Class 2. These offsets may be discontinued at any time.

 (n) All of the fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolio's management fees, effective July 1, 2004.

 (o) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.85% for Investors Trust Series, Initial Class; 0.87% for Research Series, Initial Class; and 0.88% for Utilities Series, Initial Class.

 (p) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Mid-Cap Growth (Class I) Portfolio's average daily net asset value. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

 (q) The Portfolio pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on Portfolio average daily net assets and is calculated and accrued daily.

 (r) Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio, excluding certain investment related expenses such as foreign country tax expenses and interest on borrowing, of 1.65% for Class I shares.

 (s) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.34%. This voluntary waiver/reimbursement may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

EXAMPLES

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including policyowner transaction expenses, policy fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation Value of $50,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets whether you surrender, annuitize or do not surrender your policy at the end of the stated time period.

INVESTMENT DIVISION                                           1 YR       3 YR        5 YR        10 YR
-------------------                                          -------   ---------   ---------   ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without EBB Rider..........................................  $289.01   $  885.46   $1,507.34   $3,180.56
with EBB Rider.............................................  $319.70   $  976.49   $1,657.18   $3,469.22
MAINSTAY VP BASIC VALUE--INITIAL CLASS
without EBB Rider..........................................  $273.67   $  839.72   $1,431.68   $3,032.87
with EBB Rider.............................................  $304.40   $  931.16   $1,582.68   $3,326.33
MAINSTAY VP BOND--INITIAL CLASS
without EBB Rider..........................................  $230.69   $  710.85   $1,217.23   $2,607.44
with EBB Rider.............................................  $261.54   $  803.48   $1,371.57   $2,914.65
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without EBB Rider..........................................  $241.94   $  744.71   $1,273.76   $2,720.59
with EBB Rider.............................................  $272.76   $  837.01   $1,427.21   $3,024.13
MAINSTAY VP CASH MANAGEMENT
without EBB Rider..........................................  $231.71   $  713.93   $1,222.38   $2,617.79
with EBB Rider.............................................  $262.56   $  806.53   $1,376.63   $2,924.66
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without EBB Rider..........................................  $229.66   $  707.76   $1,212.08   $2,597.11
with EBB Rider.............................................  $260.52   $  800.42   $1,366.50   $2,904.65
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without EBB Rider..........................................  $242.97   $  747.79   $1,278.90   $2,730.81
with EBB Rider.............................................  $273.79   $  840.08   $1,432.27   $3,034.04
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without EBB Rider..........................................  $285.95   $  876.33   $1,492.26   $3,151.21
with EBB Rider.............................................  $316.64   $  967.43   $1,642.32   $3,440.82
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without EBB Rider..........................................  $281.86   $  864.14   $1,472.10   $3,111.91
with EBB Rider.............................................  $312.56   $  955.35   $1,622.48   $3,402.82
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without EBB Rider..........................................  $235.80   $  726.25   $1,242.97   $2,659.03
with EBB Rider.............................................  $266.64   $  818.74   $1,396.90   $2,964.57
MAINSTAY VP GROWTH--INITIAL CLASS
without EBB Rider..........................................  $262.41   $  806.07   $1,375.87   $2,923.16
with EBB Riders............................................  $293.17   $  897.82   $1,527.74   $3,220.15
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without EBB Rider..........................................  $235.80   $  726.25   $1,242.97   $2,659.03
with EBB Rider.............................................  $266.64   $  818.74   $1,396.90   $2,964.57
MAINSTAY VP INCOME & GROWTH--INITIAL CLASS
without EBB Rider..........................................  $267.53   $  821.38   $1,401.27   $2,973.16
with EBB Rider.............................................  $298.27   $  912.99   $1,552.75   $3,268.57

INVESTMENT DIVISION                                           1 YR       3 YR        5 YR        10 YR
-------------------                                          -------   ---------   ---------   ---------
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without EBB Rider..........................................  $276.73   $  848.88   $1,446.85   $3,062.58
with EBB Rider.............................................  $307.45   $  940.23   $1,597.61   $3,355.05
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without EBB Rider..........................................  $307.43   $  940.18   $1,597.53   $3,354.91
with EBB Rider.............................................  $338.06   $1,030.69   $1,745.93   $3,637.90
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without EBB Rider..........................................  $291.06   $  891.55   $1,517.40   $3,200.09
with EBB Rider.............................................  $321.74   $  982.52   $1,667.07   $3,488.12
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without EBB Rider..........................................  $258.31   $  793.82   $1,355.53   $2,882.96
with EBB Rider.............................................  $289.09   $  885.68   $1,507.70   $3,181.25
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without EBB Rider..........................................  $215.33   $  664.56   $1,139.73   $2,451.17
with EBB Rider.............................................  $246.24   $  757.61   $1,295.28   $2,763.44
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without EBB Rider..........................................  $281.86   $  864.14   $1,472.10   $3,111.91
with EBB Rider.............................................  $312.56   $  955.35   $1,622.48   $3,402.82
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without EBB Rider..........................................  $238.87   $  735.48   $1,258.37   $2,689.85
with EBB Rider.............................................  $269.71   $  827.89   $1,412.08   $2,994.40
MAINSTAY VP VALUE--INITIAL CLASS
without EBB Rider..........................................  $241.94   $  744.71   $1,273.76   $2,720.59
with EBB Rider.............................................  $272.76   $  837.01   $1,427.21   $3,024.13
ALGER AMERICAN SMALL CAPITALIZATION--CLASS O SHARES
without EBB Rider..........................................  $274.69   $  842.77   $1,436.74   $3,042.80
with EBB Rider.............................................  $305.41   $  934.18   $1,587.66   $3,335.92
CALVERT SOCIAL BALANCED
without EBB Rider..........................................  $268.55   $  824.44   $1,406.36   $2,983.16
with EBB Rider.............................................  $299.29   $  916.01   $1,557.73   $3,278.20
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders.........................................  $300.28   $  918.93   $1,562.55   $3,287.48
with EBB Rider.............................................  $330.92   $1,009.65   $1,711.51   $3,572.67
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without EBB Rider..........................................  $262.41   $  806.07   $1,375.87   $2,923.16
with EBB Rider.............................................  $293.17   $  897.82   $1,527.74   $3,220.15
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without EBB Rider..........................................  $245.01   $  753.93   $1,289.14   $2,751.22
with EBB Rider.............................................  $275.83   $  846.17   $1,442.35   $3,053.79
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without EBB Rider..........................................  $234.78   $  723.18   $1,237.82   $2,648.73
with EBB Rider.............................................  $265.63   $  815.69   $1,391.84   $2,954.60
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without EBB Rider..........................................  $273.67   $  839.72   $1,431.68   $3,032.87
with EBB Rider.............................................  $304.40   $  931.16   $1,582.68   $3,326.33
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without EBB Rider..........................................  $232.73   $  717.02   $1,227.54   $2,628.11
with EBB Rider.............................................  $263.59   $  809.59   $1,381.71   $2,934.66
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without EBB Rider..........................................  $239.89   $  738.56   $1,263.50   $2,700.10
with EBB Rider.............................................  $270.72   $  830.92   $1,417.11   $3,004.32
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without EBB Rider..........................................  $263.43   $  809.14   $1,380.96   $2,933.18
with EBB Rider.............................................  $294.19   $  900.86   $1,532.76   $3,229.85
MFS(R) RESEARCH SERIES--INITIAL CLASS
without EBB Rider..........................................  $265.48   $  815.26   $1,391.13   $2,953.20
with EBB Rider.............................................  $296.23   $  906.92   $1,542.76   $3,249.24

INVESTMENT DIVISION                                           1 YR       3 YR        5 YR        10 YR
-------------------                                          -------   ---------   ---------   ---------
MFS(R) UTILITIES SERIES--INITIAL CLASS
without EBB Rider..........................................  $266.50   $  818.32   $1,396.20   $2,963.19
with EBB Rider.............................................  $297.25   $  909.95   $1,547.74   $3,258.88
NEUBERGER BERMAN AMT MID-CAP GROWTH--CLASS I
without EBB Rider..........................................  $269.57   $  827.50   $1,411.42   $2,993.13
with EBB Rider.............................................  $300.32   $  919.05   $1,562.74   $3,287.85
ROYCE MICRO-CAP PORTFOLIO
without any Riders.........................................  $312.56   $  955.34   $1,622.46   $3,402.77
with EBB Rider.............................................  $343.17   $1,045.72   $1,770.48   $3,684.23
ROYCE SMALL-CAP PORTFOLIO
without any Riders.........................................  $292.09   $  894.60   $1,522.43   $3,209.85
with EBB Rider.............................................  $322.76   $  985.54   $1,672.02   $3,497.56
T. ROWE PRICE EQUITY INCOME PORTFOLIO--I
without EBB Rider..........................................  $262.41   $  806.07   $1,375.87   $2,923.16
with EBB Rider.............................................  $293.17   $  897.82   $1,527.74   $3,220.15
VAN ECK WORLDWIDE HARD ASSETS
without EBB Rider..........................................  $298.23   $  912.84   $1,552.51   $3,268.11
with EBB Rider.............................................  $328.88   $1,003.62   $1,701.64   $3,553.94
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without EBB Rider..........................................  $350.42   $1,067.05   $1,805.29   $3,749.68
with EBB Rider.............................................  $380.91   $1,156.41   $1,950.47   $4,019.88
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without EBB Rider..........................................  $355.54   $1,082.09   $1,829.78   $3,795.60
with EBB Rider.............................................  $386.02   $1,171.29   $1,974.58   $4,064.29

          QUESTIONS AND ANSWERS ABOUT MAINSTAY ACCESS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY ACCESS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS MAINSTAY ACCESS VARIABLE ANNUITY?

     A MainStay Access Variable Annuity is a Flexible Premium Deferred Variable Annuity policy. NYLIAC issued the policy. You may transfer to one or more of the Investment Divisions of the Separate Account, and/or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account.

2. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer to one or more of the following Allocation Alternatives.

        SEPARATE ACCOUNT

             The Separate Account currently consists of 74 investment divisions, 40 of which are available under this product. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you transfer all or part of the Accumulation Value to one of the Investment Divisions, the Separate Account will invest the amount exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        FIXED ACCOUNT

             Funds allocated to the Fixed Account will reflect a guaranteed interest rate. (See "THE FIXED ACCOUNT.")

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account, to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

     You can make unlimited transfers each Policy Year. We reserve the right to charge up to $30 for each transfer after the first 12 in a given policy year. (See "THE POLICIES--Transfers.") In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options described in this Prospectus.

3. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a $40 policy service charge (may be lower in some jurisdictions) on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administrative expenses. This charge is 1.55% (annualized) of the daily average Variable Accumulation Value. (See "CHARGES AND DEDUCTIONS--Separate Account Charge.")

     We do not impose any surrender charge on withdrawals or surrenders of the policies.

     If you elect the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     The value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

4. MAY NYLIAC TERMINATE YOUR POLICY?

     If both the Accumulation Value of Your policy and Your total premium payments less any withdrawals are less than $2,000, We reserve the right to terminate Your policy, subject to applicable state laws. We will notify you of Our intention to exercise this right 90 days prior to terminating Your policy. If We terminate Your policy, We will pay you the Accumulation Value of Your policy in one lump sum.

5. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from Your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. You may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

6. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income--Guaranteed Period Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at Our discretion, where permitted by state law.

7. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary under the policy an amount equal to the greater of:

        (a) the Accumulation Value,

        (b) the sum of all premium payments made, less any partial withdrawals and any rider charges, or

        (c) the "reset value" (as described in "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement Date") plus any additional premium payments made since the most recent "Reset Anniversary," less "proportional withdrawals" and rider charges made since the most recent "Reset Anniversary." We recalculate the reset value, with respect to any policy, every year from the Policy Date until you or the Annuitant reaches the age of 80.
     If the Beneficiary is the spouse of the Annuitant and owner, see Question
8. (See "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

     THE MAINSTAY ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

8. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, Your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA policies are excluded). If Your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of Your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EEB and ESC Riders for details.

9. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

10. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

11. HOW DO I CONTACT NYLIAC?

REGULAR MAIL        NYL Annuity Service Center
                    2400 Reliable Parkway
                    Chicago, IL 60686
EXPRESS MAIL        National City Corporation
                    Attn: NYL Annuity Service Center/Lockbox #2400
                    5635 S. Archer Avenue
                    Chicago, IL 60638
CUSTOMER SERVICE    (800) 762-6212
AND UNIT VALUES

     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "Procedures for Telephone/Web Transactions.") All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.

                              FINANCIAL STATEMENTS

     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 (including the report of independent auditors), and the Separate Account statement of assets and liabilities as of December 31, 2004 and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in the Financial Statements, (including the report of independent auditors) are included in the SAI. The independent accountants are PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, N.Y. 10017.

                        CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31, 2004, presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1 except where indicated.

                                               MAINSTAY VP BASIC VALUE--
                                                     INITIAL CLASS                      MAINSTAY VP BOND-- INITIAL CLASS
                                        ----------------------------------------   ------------------------------------------
                                         2004    2003    2002     2001    2000*     2004     2003     2002     2001    2000*
                                        ------   -----   -----   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value (beginning of
 period)..............................  $ 9.43   $7.49   $9.86   $10.49   $10.00   $12.68   $12.32   $11.43   $10.62   $10.00
Accumulation Unit value (end of
 period)..............................  $10.34   $9.43   $7.49   $ 9.86   $10.49   $13.00   $12.68   $12.32   $11.43   $10.62
Number of units outstanding (in 000s)
 (end of period)......................      38      40      41       34       17       96      121      170       96       16

                                                 MAINSTAY VP CAPITAL
                                             APPRECIATION-- INITIAL CLASS
                                        --------------------------------------
                                        2004    2003    2002    2001    2000*
                                        -----   -----   -----   -----   ------
Accumulation Unit value (beginning of
 period)..............................  $6.11   $4.88   $7.17   $9.48   $10.00
Accumulation Unit value (end of
 period)..............................  $6.26   $6.11   $4.88   $7.17   $ 9.48
Number of units outstanding (in 000s)
 (end of period)......................    138     160     174     186      123

                                                                                             MAINSTAY VP COMMON STOCK--
                                                MAINSTAY VP CASH MANAGEMENT                        INITIAL CLASS
                                        --------------------------------------------   --------------------------------------
                                         2004     2003     2002      2001     2000*    2004    2003    2002    2001    2000*
                                        ------   ------   -------   -------   ------   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of
 period)..............................  $ 1.04   $ 1.05   $  1.05   $  1.03   $ 1.00   $7.10   $5.71   $7.65   $9.37   $10.00
Accumulation Unit value (end of
 period)..............................  $ 1.03   $ 1.04   $  1.05   $  1.05   $ 1.03   $7.75   $7.10   $5.71   $7.65   $ 9.37
Number of units outstanding (in 000s)
 (end of period)......................   3,618    3,657    25,991    15,454    4,074     137     152     219     230      139

                                              MAINSTAY VP CONVERTIBLE--
                                                    INITIAL CLASS
                                        --------------------------------------
                                        2004    2003    2002    2001    2000*
                                        -----   -----   -----   -----   ------
Accumulation Unit value (beginning of
 period)..............................  $9.50   $7.89   $8.71   $9.04   $10.00
Accumulation Unit value (end of
 period)..............................  $9.96   $9.50   $7.89   $8.71   $ 9.04
Number of units outstanding (in 000s)
 (end of period)......................    153     168     209     199      150

                                                  MAINSTAY VP DEVELOPING                    MAINSTAY VP GOVERNMENT--
                                                  GROWTH--INITIAL CLASS                          INITIAL CLASS
                                          --------------------------------------   ------------------------------------------
                                          2004    2003    2002    2001    2000*     2004     2003     2002     2001    2000*
                                          -----   -----   -----   -----   ------   ------   ------   ------   ------   ------
Accumulation Unit value (beginning of
 period)................................  $7.95   $5.83   $8.33   $9.13   $10.00   $12.07   $12.04   $11.13   $10.60   $10.00
Accumulation Unit value (end of
 period)................................  $8.28   $7.95   $5.83   $8.33   $ 9.13   $12.28   $12.07   $12.04   $11.13   $10.60
Number of units outstanding
 (in 000s) (end of period)..............     21      28      19       6        9      117      162      287      128       27

                                                   MAINSTAY VP GROWTH--
                                                      INITIAL CLASS
                                          --------------------------------------
                                          2004    2003    2002    2001    2000*
                                          -----   -----   -----   -----   ------
Accumulation Unit value (beginning of
 period)................................  $6.96   $5.52   $7.81   $9.51   $10.00
Accumulation Unit value (end of
 period)................................  $6.70   $6.96   $5.52   $7.81   $ 9.51
Number of units outstanding
 (in 000s) (end of period)..............     71      91      87      69       55

                                               MAINSTAY VP HIGH YIELD CORPORATE               MAINSTAY VP INCOME AND
                                                     BOND-- INITIAL CLASS                     GROWTH--INITIAL CLASS
                                           ----------------------------------------   --------------------------------------
                                            2004     2003    2002    2001    2000*    2004    2003    2002    2001    2000*
                                           ------   ------   -----   -----   ------   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of
 period).................................  $12.95   $ 9.65   $9.60   $9.29   $10.00   $8.33   $6.57   $8.29   $9.21   $10.00
Accumulation Unit value (end of
 period).................................  $14.38   $12.95   $9.65   $9.60   $ 9.29   $9.24   $8.33   $6.57   $8.29   $ 9.21
Number of units outstanding (in 000s)
 (end of period).........................     396      375     255     149       85      34      37      32       9       17

                                                 MAINSTAY VP INTERNATIONAL--
                                                    EQUITY INITIAL CLASS
                                           ---------------------------------------
                                            2004    2003    2002    2001    2000*
                                           ------   -----   -----   -----   ------
Accumulation Unit value (beginning of
 period).................................  $ 9.54   $7.45   $7.92   $9.35   $10.00
Accumulation Unit value (end of
 period).................................  $11.02   $9.54   $7.45   $7.92   $ 9.35
Number of units outstanding (in 000s)
 (end of period).........................      52      45      34      32       18

                                                          MAINSTAY VP         MAINSTAY VP
                                                         MID CAP CORE--     MID CAP GROWTH--       MAINSTAY VP MID CAP VALUE--
                                                         SERVICE CLASS       SERVICE CLASS                INITIAL CLASS
                                                        ----------------   ------------------   ---------------------------------
                                                            2004(C)             2004(C)          2004     2003    2002    2001(A)
                                                        ----------------   ------------------   ------   ------   -----   -------
Accumulation Unit value (beginning of period).........       $10.00              $10.00         $10.45   $ 8.23   $9.78   $10.00
Accumulation Unit value (end of period)...............       $10.19              $10.24         $12.10   $10.45   $8.23   $ 9.78
Number of units outstanding (in 000s) (end of
 period)..............................................            1                   1             67       65      67       11

                                                           MAINSTAY VP S&P 500                  MAINSTAY VP SMALL CAP
                                                           INDEX--INITIAL CLASS                 GROWTH--INITIAL CLASS
                                                  --------------------------------------   --------------------------------
                                                  2004    2003    2002    2001    2000*     2004    2003    2002    2001(A)
                                                  -----   -----   -----   -----   ------   ------   -----   -----   -------
Accumulation Unit value (beginning of period)...  $7.87   $6.23   $8.14   $9.40   $10.00   $ 9.86   $7.07   $9.76   $10.00
Accumulation Unit value (end of period).........  $8.56   $7.87   $6.23   $8.14   $ 9.40   $10.63   $9.86   $7.07   $ 9.76
Number of units outstanding (in 000s) (end of
 period)........................................    210     227     250     224      135       42      43      38       28

                                                        MAINSTAY VP TOTAL RETURN--
                                                              INITIAL CLASS
                                                  --------------------------------------
                                                  2004    2003    2002    2001    2000*
                                                  -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)...  $7.83   $6.64   $8.09   $9.20   $10.00
Accumulation Unit value (end of period).........  $8.20   $7.83   $6.64   $8.09   $ 9.20
Number of units outstanding (in 000s) (end of
 period)........................................     88     242     278    302       297

------------
 *  The policies were first offered on March 13, 2000.

(a) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 1, 2004 (commencement of operations) through December 31, 2004.

                                                                                                ALGER AMERICAN SMALL
                                                                                                  CAPITALIZATION--
                                               MAINSTAY VP VALUE--INITIAL CLASS                    CLASS O SHARES
                                          ------------------------------------------   --------------------------------------
                                           2004     2003     2002     2001    2000*    2004    2003    2002    2001    2000*
                                          ------   ------   ------   ------   ------   -----   -----   -----   -----   ------
Accumulation Unit value (beginning of
 period)................................  $10.64   $ 8.49   $10.92   $11.04   $10.00   $6.05   $4.31   $5.94   $8.56   $10.00
Accumulation Unit value (end of
 period)................................  $11.66   $10.64   $ 8.49   $10.92   $11.04   $6.94   $6.05   $4.31   $5.94   $ 8.56
Number of units outstanding (in 000s)
 (end of period)........................      87      101      106       73       22      64      69      97      87       69


                                                 CALVERT SOCIAL BALANCED
                                          --------------------------------------
                                          2004    2003    2002    2001    2000*
                                          -----   -----   -----   -----   ------
Accumulation Unit value (beginning of
 period)................................  $8.71   $7.42   $8.57   $9.36   $10.00
Accumulation Unit value (end of
 period)................................  $9.29   $8.71   $7.42   $8.57   $ 9.36
Number of units outstanding (in 000s)
 (end of period)........................     17      14      15      11       11

                           COLONIAL SMALL
                           CAP VALUE FUND,
                          VARIABLE SERIES--     DREYFUS IP TECHNOLOGY GROWTH--         FIDELITY(R) VIP CONTRAFUND(R)--
                               CLASS B                  INITIAL SHARES                          INITIAL CLASS
                          -----------------   ----------------------------------   ---------------------------------------
                               2004(D)         2004     2003     2002    2001(A)    2004    2003    2002    2001    2000*
                          -----------------   ------   ------   ------   -------   ------   -----   -----   -----   ------
Accumulation Unit value
 (beginning of period)..       $10.00         $10.67   $ 7.18   $12.03   $10.00    $ 9.69   $7.66   $8.58   $9.93   $10.00
Accumulation Unit value
 (end of period)........       $10.26         $10.56   $10.67   $ 7.18   $12.03    $11.02   $9.69   $7.66   $8.58   $ 9.93
Number of units
 outstanding (in 000s)
 (end of period)........            1             11       17       22        2       133     136     128     103       46


                               FIDELITY(R) VIP EQUITY-INCOME--
                                        INITIAL CLASS
                          -----------------------------------------
                           2004     2003    2002     2001    2000*
                          ------   ------   -----   ------   ------
Accumulation Unit value
 (beginning of period)..  $10.46   $ 8.15   $9.97   $10.65   $10.00
Accumulation Unit value
 (end of period)........  $11.49   $10.46   $8.15   $ 9.97   $10.65
Number of units
 outstanding (in 000s)
 (end of period)........     119       84      77       53       27

                                                           FIDELITY(R) VIP MID
                                                              CAP-- SERVICE           JANUS ASPEN SERIES BALANCED--
                                                                 CLASS 2                   INSTITUTIONAL SHARES
                                                           -------------------   ----------------------------------------
                                                             2004     2003(B)     2004    2003    2002     2001    2000*
                                                           --------   --------   ------   -----   -----   ------   ------
Accumulation Unit value (beginning of period)............   $10.17     $10.00    $ 9.94   $8.85   $9.61   $10.24   $10.00
Accumulation Unit value (end of period)..................   $12.48     $10.17    $10.62   $9.94   $8.85   $ 9.61   $10.24
Number of units outstanding (in 000s) (end of period)....        7          0       205     264     283      264      160


                                                                JANUS ASPEN SERIES WORLDWIDE
                                                               GROWTH-- INSTITUTIONAL SHARES
                                                           --------------------------------------
                                                           2004    2003    2002    2001    2000*
                                                           -----   -----   -----   -----   ------
Accumulation Unit value (beginning of period)............  $6.27   $5.13   $7.00   $9.16   $10.00
Accumulation Unit value (end of period)..................  $6.46   $6.27   $5.13   $7.00   $ 9.16
Number of units outstanding (in 000s) (end of period)....    152     181     199     159      127

                          MFS(R) INVESTORS TRUST SERIES--              MFS(R) RESEARCH SERIES--
                                   INITIAL CLASS                            INITIAL CLASS
                       --------------------------------------   --------------------------------------
                       2004    2003    2002    2001    2000*    2004    2003    2002    2001    2000*
                       -----   -----   -----   -----   ------   -----   -----   -----   -----   ------
Accumulation Unit
 value (beginning of
 period).............  $7.55   $6.28   $8.07   $9.75   $10.00   $6.27   $5.10   $6.87   $8.86   $10.00
Accumulation Unit
 value (end of
 period).............  $8.28   $7.55   $6.28   $8.07   $ 9.75   $7.15   $6.27   $5.10   $6.87   $ 8.86
Number of units
 outstanding (in
 000s) (end of
 period).............     44      45      41      29       11      42      49      53      55       66

                       MSF(R) UTILITIES SERIES-- INITIAL       NEUBERGER BERMAN AMT MID-
                                     CLASS                        CAP GROWTH-- CLASS I
                       ----------------------------------   --------------------------------
                        2004     2003     2002    2001(A)    2004    2003    2002    2001(A)
                       ------   ------   ------   -------   ------   -----   -----   -------
Accumulation Unit
 value (beginning of
 period).............  $10.62   $ 7.93   $10.43   $10.00    $ 8.75   $6.94   $9.98   $10.00
Accumulation Unit
 value (end of
 period).............  $13.61   $10.62   $ 7.93   $10.43    $10.02   $8.75   $6.94   $ 9.98
Number of units
 outstanding (in
 000s) (end of
 period).............       2        2        1        0         6       8       4        0

                                  T. ROWE PRICE EQUITY
                                    INCOME PORTFOLIO                      VAN ECK WORLDWIDE HARD ASSETS
                       ------------------------------------------   -----------------------------------------
                        2004     2003     2002     2001    2000*     2004     2003    2002     2001    2000*
                       ------   ------   ------   ------   ------   ------   ------   -----   ------   ------
Accumulation Unit
 value (beginning of
 period).............  $11.70   $ 9.47   $11.07   $11.08   $10.00   $12.62   $ 8.83   $9.24   $10.48   $10.00
Accumulation Unit
 value (end of
 period).............  $13.24   $11.70   $ 9.47   $11.07   $11.08   $15.41   $12.62   $8.83   $ 9.24   $10.48
Number of units
 outstanding (in
 000s) (end of
 period).............     112      130      110       81       13       19       15       6        3        2

                                                                     VICTORY VIF
                           VAN KAMPEN UIF EMERGING MARKETS       DIVERSIFIED STOCK--
                                  EQUITY-- CLASS I                 CLASS A SHARES
                       ---------------------------------------   -------------------
                       2004    2003    2002     2001    2000*          2004(F)
                       -----   -----   -----   ------   ------   -------------------
Accumulation Unit
 value (beginning of
 period).............  $7.55   $5.12   $5.72   $ 6.21   $10.00           $10.00
Accumulation Unit
 value (end of
 period).............  $9.15   $7.55   $5.12   $ 5.72   $ 6.21           $10.00
Number of units
 outstanding (in
 000s) (end of
 period).............     18      92      21    1,019        6                0

------------
 *  The policies were first offered on March 13, 2000.

(a) For the period July 6, 2001 (commencement of operations) through December 31, 2001.

(b) For the period September 5, 2003 (commencement of operations) through December 31, 2003.

(d) For the period November 15, 2004 (commencement of operations) through December 31, 2004.

(f) For the period May 1, 2004 (commencement of operations) through December 31, 2004.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $65.8 billion at the end of 2004. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account and any other separate account of NYLIAC.

     The Separate Account currently has 74 investment divisions 40 of which are available under this product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund and that was a factor in its selection. Another factor that

NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliated of NYLIAC), in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. The amounts We receive, if any, may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representatives receives remains the same regardless of which Investment Divisions your choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:


FUND                                   INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
MainStay VP Series Fund, Inc.          New York Life Investment            MainStay VP Balanced;
                                       Management LLC                      MainStay VP Bond;
                                       Subadviser: MacKay Shields LLC      MainStay VP Capital Appreciation;
                                       ("MacKay")                          MainStay VP Cash Management;
                                                                           MainStay VP Common Stock;
                                                                           MainStay VP Convertible;
                                                                           MainStay VP Floating Rate;
                                                                           MainStay VP Government;
                                                                           MainStay VP High Yield Corporate Bond;
                                                                           MainStay VP International Equity;
                                                                           MainStay VP Mid Cap Core;
                                                                           MainStay VP Mid Cap Growth;
                                                                           MainStay VP Mid Cap Value;
                                                                           MainStay VP S&P 500 Index;
                                                                           MainStay VP Small Cap Growth;
                                                                           MainStay VP Total Return;
                                                                           MainStay VP Value
                                       Subadviser: American Century        MainStay VP Income & Growth
                                       Investment Management, Inc.
                                       Subadviser: The Dreyfus             MainStay VP Basic Value
                                       Corporation
                                       Subadviser: Eagle Asset             MainStay VP Growth
                                       Management, Inc.
                                       Subadviser: Lord Abbett & Company   MainStay VP Developing Growth
                                       LLC
------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund                Fred Alger Management, Inc.         Alger American Small Capitalization
------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.          Calvert Asset Management Company,
                                       Inc.
                                       Subadvisers: New Amsterdam          Calvert Social Balanced
                                       Partners LLC SSgA Funds
                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust      Columbia Management Advisors Inc.   Colonial Small Cap Value Fund, Variable Series
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios          The Dreyfus Corporation             Dreyfus IP Technology Growth
------------------------------------------------------------------------------------------------------------------------------


FUND                                   INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
Fidelity Variable Insurance Products   Fidelity Management & Research
Fund                                   Company
                                       Subadvisers: Fidelity Management &  Fidelity(R) VIP Contrafund(R)
                                       Research (UK) Inc. ("FMRUK"),
                                       Fidelity Management & Research
                                       (Far East) Inc. ("FMRFE"),
                                       Fidelity Investments Japan Limited
                                       ("FIJL"), FMR Co., Inc. ("FMRC")
                                       Subadviser: FMRC                    Fidelity(R) VIP Equity-Income
                                       Subadviser: FMRUK, FMRFE, FIJL,     Fidelity(R) VIP Mid-Cap
                                       FMRC
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                     Janus Capital Management LLC        Janus Aspen Series Balanced
                                                                           Janus Aspen Series Worldwide Growth
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust(SM)    MFS(R) Investment Management        MFS(R) Investors Trust Series
                                                                           MFS(R) Research Series
                                                                           MFS(R) Utilities Series
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management   Neuberger Berman Management Inc.
Trust
                                       Subadviser: Neuberger Berman, LLC   Neuberger Berman AMT Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund                     Royce & Associates, LLC             Royce Micro-Cap Portfolio;
                                                                           Royce Small-Cap Portfolio
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.      T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income Portfolio
------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,     Van Kampen                          Van Kampen UIF Emerging Markets Equity
Inc.
------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds       Victory Capital Management Inc.     Victory VIP Diversified Stock

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This flexible premium policy was issued on the lives of individual Annuitants. Additional premiums are no longer being accepted and the policy is no longer available for sale.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     Certain provisions of the policies may be different than the general descriptions in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issued both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. A Non-Qualified Policy may have been purchased to provide for retirement income other than through a tax-qualified plan. A Qualified Policy may have been purchased for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax-Sheltered Annuities ("TSAs") purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs and SEPs

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you considered a Qualified Policy, or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, you should be aware that this annuity would have funded a retirement plan that already provides tax deferral under the Internal Revenue Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every year (or longer if required by state law) and is guaranteed to be at least the amount of your premium payments, less any partial withdrawals and any rider charge;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive a guaranteed amount of monthly income for life;
         and

     (5) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole Beneficiary.

     (6) optional Enhanced Beneficiary Benefit Rider and Enhanced spousal Continuance ("ESC") Rider (ESC not available on policies sold in connection with Section 403(b) Tax-Sheltered Annuities and policies issued to fund a Pension Plan) which allows you to increase your death benefit by a percentage of the gain in the policy.

These features are explained in detail in this Prospectus.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date, subject to certain restrictions. Except in connection with transfers made pursuant to Dollar Cost Averaging and Automatic Asset Reallocation, the minimum amount that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account, is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Any transfer made in connection with Dollar Cost Averaging or Automatic Asset Reallocation will not count as a transfer toward the 12 transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "THE FIXED ACCOUNT.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS".) We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which We receive the transfer request. (See "DELAY OF PAYMENTS".) Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, We permit certain broker-dealers, registered representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmissions. Permitting fax transfer requests under these circumstances facilitates Our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.

     LIMITS ON TRANSFERS.

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency or number of transfers.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, We will send you a letter notifying you that a transfer limitation has been exceeded. If We receive an additional transfer request that exceeds either of these limits, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when We take this action.

     We currently do not include transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 60 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options in these limitations. However, We reserve the right to include them in the future.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

       (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen.

     - Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

             (a) impeding a portfolio manager's ability to sustain an investment objective;

             (b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

             (c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS

     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: transfers among Allocation Alternatives, partial withdrawals, periodic partial withdrawals, Dollar Cost Averaging or Automatic Asset Reallocation. You can elect this feature by completing and signing a Telephone/Web Authorization form. We may revoke Telephone/Web Authorization privileges for certain policyowners (see "LIMITS ON TRANSFERS"). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.

     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     DOLLAR COST AVERAGING PROGRAM

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth an example of how dollar cost averaging works. In the example, We have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP

Common Stock Investment Division each month. Assuming the Accumulation Unit Values below, you would purchase the following number of Accumulation Units:


                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
MONTH         TRANSFERRED          UNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
                 ----                ------                  -----
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     The Dollar Cost Averaging option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice, or the balance in the Investment Division you are transferring from is less than $100.00, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under the Dollar Cost Averaging option, NYLIAC must have received a request in writing on a form acceptable by Us, or by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS") no later than one week prior to the date the transfers are to begin.

     You may cancel the Dollar Cost Averaging option at any time in a written request or by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may elect Automatic Asset Reallocation by submitting the request in writing on a form acceptable to Us no later than one week prior to the date the transfers are to begin. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request or by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS"). NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy. The optional EBB Rider is available for an additional charge. The Enhanced Spousal Continuance Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those jurisdictions where they have been approved.

     (a) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See "CHARGES AND DEDUCTIONS -- Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider section, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider is you elect to remove Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The EBB Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the EBB amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                            EBB = $66,000 X 50% = $33,000

     In this example, the EBB is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (b) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application, your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) Tax-Sheltered Annuities and policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICYOWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express Mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Avenue, Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How do I contact NYL Annuity Service Center or NYLIAC?"). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                             CHARGES AND DEDUCTIONS

     THERE ARE NO SURRENDER OR WITHDRAWAL CHARGES UNDER THE POLICIES.

     SEPARATE ACCOUNT CHARGE

     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administrative services. On an annual basis, the charge equals 1.55% (annualized) of the daily average Variable Accumulation Value. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, We will add any excess to Our general funds. We may Use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     POLICY SERVICE CHARGE

     We deduct an annual $40 policy service charge (may be lower in some jurisdictions) each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     TRANSFER FEES

     We do not impose any fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 transfers per Policy Year, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging or Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment for a policy is approved. We may change these rules from time to time. Any variation in the policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a purchase payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described in this section) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

     FUND CHARGES

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (OPTIONAL)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). This charge will not change once your policy is issued.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request that is acceptable to NYL Annuity Service Center. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS".) The amount available for withdrawal is the Accumulation Value at the end of the Business Day during which We receive the written or telephonic surrender or withdrawal request, less any taxes which We may deduct, and policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER YOUR POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct any state premium tax, if applicable, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER YOUR POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed

Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and IRA SEPs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If the Accumulation Value of your policy and your total premium payments, less any withdrawals, are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date We receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value; or

     (b) the sum of all premium payments made, less any partial withdrawals, and any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary, less "proportional withdrawals" made and rider charges paid since the most recent Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the first Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on the greater of (a) the Accumulation Value on that Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals made and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     THE MAINSTAY ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed during the first policy year, less any rider charges; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary in the second and subsequent policy years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (3) a $20,000 withdrawal is made after the second Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

                       (a)  Accumulation Value: $175,000
                       (b)  Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or
                       (c)  Reset value - the greater of: a) Current Accumulation Value - $175,000; and b) Last Reset
                                                          Value, plus premiums, less proportional withdrawals.
                                                               That is:
                                                               $220,000 + $0 - (($20,000/$250,000)($220,000))
                                                               =$220,000 - (0.08)($220,000)
                                                               =$220,000 - $17,600
                                                               =$202,400

     In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments less any partial withdrawals, less any rider charges independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income--Guaranteed Period Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may select the Income Payment option or request any other method of payment We agree to. However, once payments begin, you may not change the option. On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and Use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table in your policy. The appropriate rate is determined by gender (where such classification is permitted), date of application and age of Annuitant. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request.

     Situations where payment may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions from the Separate Account to the Fixed Account during any period that:

             (a) The New York Stock Exchange ("NYSE") is closed for other than
                 Usual Weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

             (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

             (c) The check Used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amount due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator.

     THE MAINSTAY ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(b)(11)

     With respect to 403(b) Tax Sheltered Annuities, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as Well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     THE MAINSTAY ACCESS VARIABLE ANNUITY IS NO LONGER OFFERED FOR SALE AND ADDITIONAL PREMIUM PAYMENTS ARE NO LONGER ACCEPTED INTO THE POLICIES.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless We agree otherwise. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     (c) Transfers to Fixed Account

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.")

     We will deduct partial withdrawals from the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from Tax Sheltered Annuities under
Section 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. The IRS has not issued any official guidance as to the manner in which a loss on the surrender of an annuity policy may be reported for income tax purposes, including whether it must be treated as a miscellaneous itemized deduction.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policyowner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations), that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for Use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the Use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as Well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual

     Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse), directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA Policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA Policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the NASD as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 7% of all premiums received.

     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all MainStay variable annuities during 2004 to such broker-dealers under such arrangements was 0.07% of premium received on all MainStay variable annuities, equivalent to $7 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of MainStay variable annuities by such firms.

     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.

     The total commission paid for MainStay Access policies during the fiscal years ended December 31, 2004, 2003 and 2002 were $1,392,292, $854,112, and
$1,568,324, respectively, none of which was retained by NYLIFE Distributors. The policies are no longer sold and premium payments are no longer accepted.

     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    4
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

    How to obtain a MainStay Access Variable Annuity Statement of Additional
                                  Information.

               Call (800) 762-6212 or send this request form to:

                     NYL Annuity Service Center
                     2400 Reliable Parkway
                     Chicago, IL 60686

--------------------------------------------------------------------------------

   Please send me a MainStay Access Variable Annuity Statement of Additional
                         Information dated May 1, 2005:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 2005
                                      FOR
                        MAINSTAY ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current MainStay Access Variable Annuity Prospectus. You should read the SAI in conjunction with the MainStay Access Variable Annuity Prospectus dated May 1, 2005. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686. Terms used but not defined in this SAI have the same meaning as in the current MainStay Access Variable Annuity Prospectus.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
ANNUITY PAYMENTS............................................    2
GENERAL MATTERS.............................................    2
FEDERAL TAX MATTERS.........................................    3
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    3
  Tax Status of the Policies................................    3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    4
STATE REGULATION............................................    4
RECORDS AND REPORTS.........................................    4
LEGAL PROCEEDINGS...........................................    4
FINANCIAL STATEMENTS........................................    5
OTHER INFORMATION...........................................    5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS............  F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

          (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charge deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.55% annualized of the daily average Variable Accumulation Value of the Separate Account. (See "Separate Account Charge" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made, unless required otherwise by state law.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is Used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that your confirmation and Quarterly Statements be reviewed immediately to ensure that there are no errors. In order to correct an error, you must call it to Our attention within 15 days of the date of the Statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See "How do I contact NYLIAC?" in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, We reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a better address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The balance sheet of NYLIAC as of December 31, 2004 and 2003, and the statement of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2004 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2004 and the statement of operations, statement of changes in net assets and financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's Website at www.sec.gov.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $236,220,111     $373,225,872     $199,754,201

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        808,998        1,193,898          760,848
    Administrative charges..................................         71,503          135,237           64,528
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $165,677,653     $338,178,879     $125,021,822
    Series II Policies......................................      1,249,790          862,087        3,728,076
    Series III Policies.....................................     53,616,000       23,809,545       40,777,869
    Series IV Policies......................................     14,522,055        8,987,938       17,481,120
    Series V Policies.......................................        274,112           58,288        2,338,752
    Series VI Policies......................................             --               --        9,581,186
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      16.01     $      16.70     $       1.25
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      13.00     $       6.26     $       1.03
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.73     $       5.71     $       1.02
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.39     $       9.59     $       0.98
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      11.03     $      11.73     $       0.98
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       0.98
                                                               ============     ============     ============
Identified Cost of Investment...............................   $242,307,945     $522,766,518     $199,759,443
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $315,097,283      $219,915,086      $190,302,719       $800,252,554       $73,923,953       $60,361,437       $84,853,698

        1,012,909           732,295           659,827          2,619,161           243,551           195,783           276,342
          108,303            68,973            56,879            256,522            22,113            16,458            23,291
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $270,485,169      $162,933,189      $127,522,329       $623,761,962       $52,909,727       $33,468,165       $48,681,193
        1,065,137         1,516,011         1,441,576          5,697,825           576,954           154,575           292,125
       32,680,186        41,714,466        46,404,890        124,365,201        15,214,304        15,820,335        22,005,019
        9,420,894        12,704,302        13,856,516         42,153,383         4,582,301         5,835,440         7,943,643
          324,685           245,850           360,702          1,398,500           375,003            23,915           106,211
               --                --                --                 --                --                --                --
               --                --                --                 --                --         4,846,766         5,525,874
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $      22.23      $      17.59      $      15.46       $      22.70       $     18.09       $     12.92       $     11.05
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.75      $       9.93      $      12.28       $      14.38       $     11.02       $     13.93       $     14.10
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.80      $       9.50      $      12.14       $      14.12       $     11.05       $     13.39       $     11.24
     ============      ============      ============       ============       ===========       ===========       ===========
     $      11.00      $      11.68      $      10.98       $      14.44       $     13.07       $     13.10       $     12.09
     ============      ============      ============       ============       ===========       ===========       ===========
     $      12.38      $      12.96      $      10.68       $      15.22       $     14.39       $     15.47       $     17.45
     ============      ============      ============       ============       ===========       ===========       ===========
     $         --      $         --      $         --       $         --       $        --       $        --       $        --
     ============      ============      ============       ============       ===========       ===========       ===========
     $359,052,483      $209,812,059      $198,000,677       $724,781,753       $57,792,811       $45,513,634       $62,706,875
     ============      ============      ============       ============       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $145,266,697     $636,616,298     $72,886,816

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        468,339        2,064,788         243,715
    Administrative charges..................................         38,429          214,483          20,668
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 83,639,829     $533,383,485     $40,183,772
    Series II Policies......................................        806,706        1,797,453         449,401
    Series III Policies.....................................     40,033,706       76,899,355      18,572,919
    Series IV Policies......................................     13,799,321       21,843,210       8,101,021
    Series V Policies.......................................        378,080          413,524         129,801
    Series VI Policies......................................             --               --              --
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........      6,102,287               --       5,185,519
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
    Series I variable accumulation unit value...............   $      12.20     $      22.60     $     10.37
                                                               ============     ============     ===========
    Series II variable accumulation unit value..............   $      12.10     $       8.56     $     10.63
                                                               ============     ============     ===========
    Series III variable accumulation unit value.............   $      12.30     $       8.32     $     10.30
                                                               ============     ============     ===========
    Series IV variable accumulation unit value..............   $      11.92     $      11.29     $     11.16
                                                               ============     ============     ===========
    Series V variable accumulation unit value...............   $      11.97     $      13.43     $     12.41
                                                               ============     ============     ===========
    Series VI variable accumulation unit value..............   $         --     $         --     $        --
                                                               ============     ============     ===========
Identified Cost of Investment...............................   $113,687,448     $671,418,259     $57,088,002
                                                               ============     ============     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $247,209,372      $259,705,370       $58,114,634       $54,612,610      $ 97,078,458       $31,758,580       $80,316,149

          803,355           840,315           186,733           184,015           323,301           106,722           265,570
           87,334            83,256            18,625            15,982            33,294            10,197            26,644
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $216,659,229      $205,051,812       $46,438,284       $37,373,939      $ 79,285,273       $17,675,673       $64,616,366
          724,228         1,017,180           315,948           395,137           473,404           174,290           442,373
       21,717,892        40,492,337         8,690,204        13,233,635        13,388,947         5,537,611        12,381,165
        6,865,968        11,986,703         2,452,375         3,136,639         3,497,244         1,530,380         2,437,517
          351,366           233,767            12,465           273,263            76,995            13,961           146,514
               --                --                --                --                --                --                --
               --                --                --                --                --         6,709,746                --
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      17.84      $      19.99       $     11.19       $     11.18      $      11.98       $      8.66       $      9.92
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       8.20      $      11.66       $      9.24       $     10.34      $       6.70       $      8.28       $      6.94
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       7.85      $      11.14       $      9.06       $     10.21      $       5.72       $      8.32       $      6.43
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      10.79      $      10.56       $     11.48       $     11.06      $       9.60       $     11.00       $     13.20
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      12.19      $      11.40       $     12.65       $     14.52      $      11.58       $     13.64       $     15.47
     ============      ============       ===========       ===========      ============       ===========       ===========
     $         --      $         --       $        --       $        --      $         --       $        --       $        --
     ============      ============       ===========       ===========      ============       ===========       ===========
     $280,994,662      $238,331,025       $54,453,939       $48,170,866      $130,445,702       $30,525,948       $61,756,653
     ============      ============       ===========       ===========      ============       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $3,003,220        $755,095        $4,474,645

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        12,182           3,106            17,708
    Administrative charges..................................            --              --                --
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $       --        $     --        $       --
    Series II Policies......................................            --              --                --
    Series III Policies.....................................     2,576,105         558,035         3,895,889
    Series IV Policies......................................            --              --                --
    Series V Policies.......................................            --              --                --
    Series VI Policies......................................       414,933         193,954           561,048
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
    Series I variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series II variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series III variable accumulation unit value.............    $     8.94        $  12.65        $     8.46
                                                                ==========        ========        ==========
    Series IV variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series V variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series VI variable accumulation unit value..............    $    12.23        $  15.65        $    11.42
                                                                ==========        ========        ==========
Identified Cost of Investment...............................    $2,593,674        $547,741        $4,009,518
                                                                ==========        ========        ==========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH---      CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
      $1,974,439        $47,756,342       $27,790,973      $385,871,829      $240,790,909      $601,869,286

           7,682            159,537            98,895         1,248,700           785,574         1,973,428
              --             13,865             7,849           128,889            76,499           205,989
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $30,071,090       $16,779,506      $319,270,069      $189,505,567      $501,432,024
              --            156,679           112,618         1,464,723         1,371,891         2,175,730
       1,695,060         10,514,007         8,361,621        48,944,070        39,177,504        74,258,784
              --          4,417,260         2,401,884        14,289,696         9,222,957        21,176,603
              --            750,791            28,600           525,682           650,917           646,728
         271,697          1,673,113                --                --                --                --
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     17.86       $      8.67      $      21.00      $      17.67      $      20.52
      ==========        ===========       ===========      ============      ============      ============
      $       --        $      9.29       $     10.56      $      11.02      $      11.49      $      10.62
      ==========        ===========       ===========      ============      ============      ============
      $     8.50        $      9.02       $      8.79      $      10.58      $      11.31      $      10.00
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     11.58       $     10.55      $      12.43      $      11.51      $      11.05
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     12.55       $     13.97      $      14.73      $      11.54      $      11.42
      ==========        ===========       ===========      ============      ============      ============
      $    13.37        $     11.48       $        --      $         --      $         --      $         --
      ==========        ===========       ===========      ============      ============      ============
      $1,539,470        $47,261,407       $26,123,761      $341,074,240      $213,355,540      $610,831,167
      ==========        ===========       ===========      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $256,632,470     $32,221,594      $42,702,631

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        839,789         108,065          141,520
    Administrative charges..................................         95,219          10,048           14,085
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $231,574,455     $24,301,947      $34,542,077
    Series II Policies......................................        984,709         367,601          298,355
    Series III Policies.....................................     16,987,185       6,023,648        6,554,474
    Series IV Policies......................................      6,016,079       1,318,852        1,125,434
    Series V Policies.......................................        135,034          91,433           26,686
    Series VI Policies......................................             --              --               --
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
    Series I variable accumulation unit value...............   $      15.18     $      9.35      $     10.09
                                                               ============     ===========      ===========
    Series II variable accumulation unit value..............   $       6.46     $      8.28      $      7.15
                                                               ============     ===========      ===========
    Series III variable accumulation unit value.............   $       5.93     $      8.14      $      6.84
                                                               ============     ===========      ===========
    Series IV variable accumulation unit value..............   $       9.83     $     10.75      $     11.07
                                                               ============     ===========      ===========
    Series V variable accumulation unit value...............   $      12.48     $     13.62      $     13.44
                                                               ============     ===========      ===========
    Series VI variable accumulation unit value..............   $         --     $        --      $        --
                                                               ============     ===========      ===========
Identified Cost of Investment...............................   $397,715,716     $31,733,754      $46,848,823
                                                               ============     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  3,960,340      $  8,197,767      $211,108,484      $ 47,952,549       $48,468,631

              14,098            28,544           687,066           153,393           161,305
                 739             1,750            59,415             9,834            16,370
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $  1,791,903      $  3,794,985      $144,310,514      $ 19,772,639       $39,054,888
              23,186            58,995         1,477,880           292,393           163,869
           1,955,068         3,531,381        50,653,136        16,224,345         7,049,889
             131,694           672,156        13,286,083         7,059,389         1,965,315
              43,652           109,956           634,390           371,135            56,995
                  --                --                --         4,069,421                --
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $      11.57      $       9.73      $      13.88      $      15.55       $     12.70
        ============      ============      ============      ============       ===========
        $      13.61      $      10.02      $      13.24      $      15.41       $      9.15
        ============      ============      ============      ============       ===========
        $      10.87      $      10.08      $      12.95      $      15.61       $     10.63
        ============      ============      ============      ============       ===========
        $      17.50      $      14.01      $      11.51      $      14.71       $     14.10
        ============      ============      ============      ============       ===========
        $      15.62      $      13.53      $      11.68      $      18.55       $     18.07
        ============      ============      ============      ============       ===========
        $         --      $         --      $         --      $      16.35       $        --
        ============      ============      ============      ============       ===========
        $  2,950,456      $  6,809,179      $178,026,989      $ 37,665,181       $37,268,210
        ============      ============      ============      ============       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                MAINSTAY VP
                                             MAINSTAY VP          CAPITAL         MAINSTAY VP       MAINSTAY VP
                                                BOND--         APPRECIATION--    COMMON STOCK--    CONVERTIBLE--
                                            SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                           ----------------------------------------------------------------------
ASSETS:
  Investment at net asset value..........    $54,580,678        $43,499,848       $30,637,959       $67,956,533

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
    Mortality and expense risk charges...        188,640            152,543           104,602           231,944
    Administrative charges...............          9,818              7,414             5,809            12,416
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies....................    $ 7,474,420        $ 7,459,016       $ 4,809,647       $10,142,224
    Series II Policies...................          5,223              6,057                --            23,702
    Series III Policies..................     19,602,837         16,080,822        10,273,852        23,423,826
    Series IV Policies...................     16,738,101         10,571,112        10,069,951        20,014,251
    Series V Policies....................      1,361,662            428,733           213,230         1,466,426
    Series VI Policies...................      9,199,977          8,794,151         5,160,868        12,641,744
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
    Series I variable accumulation unit
      value..............................    $     10.15        $     11.42       $     12.44       $     11.48
                                             ===========        ===========       ===========       ===========
    Series II variable accumulation unit
      value..............................    $     10.02        $     10.31       $     10.00       $     10.11
                                             ===========        ===========       ===========       ===========
    Series III variable accumulation unit
      value..............................    $     10.12        $     11.52       $     12.34       $     11.49
                                             ===========        ===========       ===========       ===========
    Series IV variable accumulation unit
      value..............................    $     10.15        $     11.41       $     12.43       $     11.41
                                             ===========        ===========       ===========       ===========
    Series V variable accumulation unit
      value..............................    $     10.02        $     11.20       $     12.29       $     11.34
                                             ===========        ===========       ===========       ===========
    Series VI variable accumulation unit
      value..............................    $     10.09        $     11.36       $     12.37       $     11.28
                                             ===========        ===========       ===========       ===========
Identified Cost of Investment............    $56,354,186        $41,076,227       $27,826,548       $64,876,808
                                             ===========        ===========       ===========       ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP
                          HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP            MID CAP
      GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--           VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $35,848,913        $254,708,199       $44,926,428        $37,696,567        $61,004,366        $71,726,052

          120,968             850,041           149,149            124,611            207,493            233,196
            6,898              45,536             7,684              6,396             10,545             11,160
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $ 6,080,119        $ 33,433,962       $ 5,974,844        $ 5,875,735        $ 9,510,434        $ 9,219,891
            4,660              63,992             7,609             11,387              5,468             34,110
       12,874,507          94,870,877        16,793,257         13,092,046         21,257,083         25,829,800
       11,256,139          76,786,174        13,747,642         10,128,229         17,454,491         21,167,558
          705,706           8,737,445           684,423            655,817            853,909            832,677
        4,799,916          39,920,172         7,561,820          7,802,346         11,704,943         14,397,660
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.65       $     13.55        $     14.19        $     14.56        $     13.41
      ===========        ============       ===========        ===========        ===========        ===========
      $     10.01        $      10.18       $     10.19        $     10.19        $     10.24        $     10.29
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.83        $      12.56       $     13.30        $     14.06        $     14.23        $     13.52
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.71       $     13.38        $     14.09        $     14.26        $     13.40
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.54       $     12.96        $     14.09        $     13.94        $     13.25
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.58       $     13.08        $     13.94        $     14.48        $     13.33
      ===========        ============       ===========        ===========        ===========        ===========
      $36,765,835        $250,871,542       $39,258,139        $32,648,793        $50,931,023        $63,292,823
      ===========        ============       ===========        ===========        ===========        ===========


       MAINSTAY VP
         S&P 500
         INDEX--
      SERVICE CLASS
     ----------------
       $133,283,232
            444,532
             24,087
       ------------
       $132,814,613
       ============
       $ 20,963,803
             16,330
         51,775,376
         38,290,446
          2,782,384
         18,986,274
       ------------
       $132,814,613
       ============
       $      12.24
       ============
       $      10.25
       ============
       $      12.15
       ============
       $      12.23
       ============
       $      12.16
       ============
       $      12.17
       ============
       $122,598,429
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        MAINSTAY VP
                                                                                                          AMERICAN
                                               MAINSTAY VP        MAINSTAY VP                             CENTURY
                                                SMALL CAP            TOTAL           MAINSTAY VP          INCOME &
                                                 GROWTH--           RETURN--           VALUE--            GROWTH--
                                              SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                             --------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $49,499,869        $34,331,434        $50,768,128        $16,769,418

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        171,232            121,273            173,198             52,404
    Administrative charges.................          8,805              5,846              8,716              2,920
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $ 7,814,539        $ 5,621,633        $ 8,002,696        $ 2,449,943
    Series II Policies.....................          6,136                607              5,752             13,195
    Series III Policies....................     16,734,051         13,523,645         19,389,133          5,324,376
    Series IV Policies.....................     14,487,100          8,501,540         14,110,677          5,136,050
    Series V Policies......................        634,748            486,592            544,189            291,855
    Series VI Policies.....................      9,643,258          6,070,298          8,533,767          3,498,675
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     13.17        $     11.23        $     12.64        $     12.27
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.30        $     10.11        $     10.21        $     10.14
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     13.23        $     11.19        $     12.54        $     12.59
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.91        $     11.35        $     12.82        $     12.53
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.54        $     11.01        $     12.51        $     12.35
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     13.10        $     11.01        $     12.57        $     12.40
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $44,566,377        $32,901,093        $46,310,669        $15,421,002
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
        DREYFUS          EAGLE ASSET            LORD              ALGER             COLONIAL
         LARGE            MANAGEMENT           ABBETT            AMERICAN           SMALL CAP          DREYFUS IP
        COMPANY             GROWTH           DEVELOPING           SMALL            VALUE FUND,         TECHNOLOGY
        VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--   VARIABLE SERIES--       GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES         CLASS B         SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------
      $19,924,924        $16,573,959        $13,480,037        $18,361,986         $1,550,211         $19,522,842

           70,890             60,318             47,148             61,514              1,128              69,883
            3,659              2,914              2,540              3,498                 81               3,759
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $ 3,118,581        $ 2,040,612        $ 1,949,412        $ 2,923,304         $  521,278         $ 3,225,220
               --                 --              3,274              6,738              6,647                  --
        6,678,377          6,358,074          4,769,292          6,285,972            304,232           7,183,608
        5,698,833          5,116,356          4,310,273          5,992,850            431,165           5,905,012
          550,546            272,285            170,413            240,515                 --             207,883
        3,804,038          2,723,400          2,227,685          2,847,595            285,680           2,927,477
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.40        $     10.67        $     12.11        $     13.95         $    10.61         $     11.63
      ===========        ===========        ===========        ===========         ==========         ===========
      $     10.00        $     10.00        $     10.00        $     10.41         $    10.26         $     10.00
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.34        $     10.63        $     11.92        $     13.90         $    10.57         $     11.52
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.37        $     10.65        $     12.09        $     13.88         $    10.54         $     11.54
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.22        $     10.30        $     11.83        $     13.65         $    10.00         $     11.45
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.32        $     10.59        $     12.21        $     13.88         $    10.54         $     11.48
      ===========        ===========        ===========        ===========         ==========         ===========
      $18,238,719        $16,279,462        $12,535,299        $16,220,760         $1,549,163         $18,975,713
      ===========        ===========        ===========        ===========         ==========         ===========


       FIDELITY(R)
           VIP
     CONTRAFUND(R)--
     SERVICE CLASS 2
     ----------------
       $86,704,409
           284,298
            15,306
       -----------
       $86,404,805
       ===========
       $12,675,104
            29,775
        29,756,253
        26,881,188
         1,799,674
        15,262,811
       -----------
       $86,404,805
       ===========
       $     13.27
       ===========
       $     10.26
       ===========
       $     13.13
       ===========
       $     13.41
       ===========
       $     12.97
       ===========
       $     13.00
       ===========
       $76,665,234
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        JANUS ASPEN
                                               FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES
                                                   VIP                VIP               SERIES           WORLDWIDE
                                             EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--
                                             SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES
                                             -------------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $69,395,943        $74,384,545        $65,292,685        $20,398,588

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        226,830            218,490            225,836             71,019
    Administrative charges.................         12,356             14,450             12,799              3,971
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $10,242,549        $28,222,317        $10,377,766        $ 3,532,632
    Series II Policies.....................         10,084             87,621              8,688                 --
    Series III Policies....................     23,055,297         21,171,753         21,339,625          7,463,298
    Series IV Policies.....................     19,398,574         14,301,447         20,968,135          6,067,491
    Series V Policies......................      2,304,579          1,071,111          1,132,076            380,357
    Series VI Policies.....................     14,145,674          9,297,356         11,227,760          2,879,820
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     12.64        $     13.85        $     11.23        $     11.88
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.16        $     12.48        $     10.23        $     10.00
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     12.45        $     13.78        $     11.26        $     11.78
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.58        $     14.02        $     11.22        $     11.79
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.60        $     13.18        $     11.16        $     11.61
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     12.51        $     14.00        $     11.18        $     11.54
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $62,738,671        $64,001,028        $61,360,045        $19,202,651
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  NEUBERGER                             VAN KAMPEN
         MFS(R)                                                     BERMAN                                 UIF
       INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE         EMERGING
         TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY            MARKETS
        SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME            EQUITY--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II         CLASS II
    -----------------------------------------------------------------------------------------------------------------
       $3,635,846         $5,049,994         $40,013,522          $5,803,987        $79,844,265        $14,273,632

           12,301             16,840              92,998              18,804            260,590             47,182
              784                976               5,758               1,106             13,847              2,611
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $  832,925         $  930,337         $15,141,129          $1,365,497        $ 9,680,254        $ 2,225,093
               --                 --             153,503               1,658             16,105              1,392
          873,604          1,616,044          11,128,528           1,634,821         26,790,699          4,867,091
        1,094,944          1,604,411           6,513,284           1,504,784         24,617,569          4,745,011
           38,556             25,727             417,079             307,294          2,965,791             72,974
          782,732            855,659           6,561,243             970,023         15,499,410          2,312,278
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.56         $     13.86          $    12.48        $     12.66        $     16.63
       ==========         ==========         ===========          ==========        ===========        ===========
       $    10.00         $    10.00         $     12.45          $    10.67        $     10.33        $     10.67
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.96         $    12.45         $     14.58          $    12.54        $     12.59        $     15.98
       ==========         ==========         ===========          ==========        ===========        ===========
       $    12.02         $    12.25         $     14.67          $    12.95        $     12.68        $     16.55
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.54         $     14.66          $    12.67        $     12.53        $     12.76
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.88         $    12.64         $     14.54          $    12.69        $     12.57        $     16.01
       ==========         ==========         ===========          ==========        ===========        ===========
       $3,265,182         $4,429,212         $35,986,117          $5,178,534        $72,695,199        $12,169,332
       ==========         ==========         ===========          ==========        ===========        ===========


         VICTORY
     VIF DIVERSIFIED
         STOCK--
      CLASS A SHARES
    --------------------------------------------------
        $5,872,148
            15,555
             1,124
        ----------
        $5,855,469
        ==========
        $2,060,765
                --
         1,175,768
         1,599,483
            12,647
         1,006,806
        ----------
        $5,855,469
        ==========
        $    11.19
        ==========
        $    10.00
        ==========
        $    11.08
        ==========
        $    10.90
        ==========
        $    10.85
        ==========
        $    11.06
        ==========
        $5,554,744
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  8,419,121        $    908,808        $   1,943,203
  Mortality and expense risk charges...................      (3,371,472)         (4,906,027)          (3,128,740)
  Administrative charges...............................        (297,138)           (555,025)            (273,248)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................       4,750,511          (4,552,244)          (1,458,785)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      60,025,436          60,339,460          201,750,722
  Cost of investments sold.............................     (57,604,247)        (92,382,684)        (201,758,561)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........       2,421,189         (32,043,224)              (7,839)
  Realized gain distribution received..................       2,530,840                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      (3,418,356)         45,162,339                2,072
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................       1,533,673          13,119,115               (5,767)
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $  6,284,184        $  8,566,871        $  (1,464,552)
                                                           ============        ============        =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             S&P 500            SMALL CAP
                                                              VALUE--             INDEX--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  1,115,808        $  9,466,136        $          --
  Mortality and expense risk charges...................      (1,631,817)         (8,037,709)            (912,992)
  Administrative charges...............................        (133,348)           (835,640)             (76,717)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................        (649,357)            592,787             (989,709)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       5,775,614          70,550,155            8,845,580
  Cost of investments sold.............................      (5,099,997)        (71,627,428)          (7,212,218)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........         675,617          (1,077,273)           1,633,362
  Realized gain distribution received..................       1,246,854                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      17,701,449          53,483,871            4,351,673
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................      19,623,920          52,406,598            5,985,035
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 18,974,563        $ 52,999,385        $   4,995,326
                                                           ============        ============        =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP          MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--           GROWTH--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
    $  4,207,281    $  4,157,928    $  7,876,599    $ 53,205,112    $    639,230     $   266,799      $         --
      (3,974,835)     (2,959,601)     (2,843,292)     (9,923,413)       (789,444)       (644,325)         (964,556)
        (425,546)       (280,201)       (245,991)       (973,013)        (71,414)        (53,491)          (79,936)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
        (193,100)        918,126       4,787,316      42,308,686        (221,628)       (431,017)       (1,044,492)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      41,184,591      33,765,785      79,653,038     138,660,745       9,337,305       3,704,219        10,548,981
     (54,073,453)    (38,381,226)    (79,601,343)   (149,967,637)     (7,917,742)     (2,984,272)       (9,092,176)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
     (12,888,862)     (4,615,441)         51,695     (11,306,892)      1,419,563         719,947         1,456,805
              --              --              --              --              --       1,246,778                --
      40,339,057      12,994,494        (895,837)     48,866,587       8,352,821       8,003,511        13,683,264
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      27,450,195       8,379,053        (844,142)     37,559,695       9,772,384       9,970,236        15,140,069
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 27,257,095    $  9,297,179    $  3,943,174    $ 79,868,381    $  9,550,756     $ 9,539,219      $ 14,095,577
    ============    ============    ============    =============   ============     ===========      ============

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP       INCOME          COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--       & GROWTH--        VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------
    $  4,143,941    $  2,832,912    $    955,374    $    506,725    $    216,744     $        --      $         --
      (3,250,113)     (3,270,542)       (716,988)       (705,821)     (1,345,398)       (415,664)         (984,836)
        (353,355)       (325,714)        (71,558)        (61,226)       (138,212)        (39,660)          (98,626)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
         540,473        (763,344)        166,828        (260,322)     (1,266,866)       (455,324)       (1,083,462)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      37,935,452      28,109,187       6,757,412       8,117,868      20,628,690       6,610,410        11,692,733
     (40,878,587)    (29,562,209)     (6,949,284)     (8,113,395)    (34,272,760)     (7,753,004)      (10,590,717)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      (2,943,135)     (1,453,022)       (191,872)          4,473     (13,644,070)     (1,142,594)        1,102,016
              --              --              --              --              --              --                --
      13,900,293      25,508,177       5,821,819       5,051,499       9,803,326       2,701,305        10,278,565
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      10,957,158      24,055,155       5,629,947       5,055,972      (3,840,744)      1,558,711        11,380,581
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 11,497,631    $ 23,291,811    $  5,796,775    $  4,795,650    $ (5,107,610)    $ 1,103,387      $ 10,297,119
    ============    ============    ============    =============   ============     ===========      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004


                                                                AMSOUTH         AMSOUTH         AMSOUTH
                                                                ENHANCED     INTERNATIONAL     LARGE CAP
                                                              MARKET FUND     EQUITY FUND        FUND
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $    27,444     $        --     $    14,704
  Mortality and expense risk charges........................      (46,153)         (9,443)        (68,689)
  Administrative charges....................................           --              --              --
                                                              ------------    -----------     -----------
      Net investment income (loss)..........................      (18,709)         (9,443)        (53,985)
                                                              ------------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      451,746          71,515         690,866
  Cost of investments sold..................................     (440,857)        (52,954)       (684,707)
                                                              ------------    -----------     -----------
      Net realized gain (loss) on investments...............       10,889          18,561           6,159
  Realized gain distribution received.......................           --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      242,581         129,837         202,593
                                                              ------------    -----------     -----------
      Net gain (loss) on investments........................      253,470         148,398         208,752
                                                              ------------    -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $   234,761     $   138,955     $   154,767
                                                              ============    ===========     ===========

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)
                                                                WORLDWIDE       INVESTORS        MFS(R)
                                                                GROWTH--          TRUST         RESEARCH
                                                              INSTITUTIONAL     SERIES--        SERIES--
                                                                 SHARES       INITIAL CLASS   INITIAL CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  2,643,918     $   198,504     $   442,923
  Mortality and expense risk charges........................    (3,410,613)       (413,160)       (532,683)
  Administrative charges....................................      (385,161)        (38,484)        (52,848)
                                                              ------------     -----------     -----------
      Net investment income (loss)..........................    (1,151,856)       (253,140)       (142,608)
                                                              ------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    53,951,975       4,462,907       6,149,117
  Cost of investments sold..................................   (72,295,788)     (5,151,861)     (9,811,541)
                                                              ------------     -----------     -----------
      Net realized gain (loss) on investments...............   (18,343,813)       (688,954)     (3,662,424)
  Realized gain distribution received.......................            --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    26,904,789       3,857,911       9,204,880
                                                              ------------     -----------     -----------
      Net gain (loss) on investments........................     8,560,976       3,168,957       5,542,456
                                                              ------------     -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $  7,409,120     $ 2,915,817     $ 5,399,848
                                                              ============     ===========     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                   DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                   TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        CALVERT       GROWTH--           VIP            EQUITY-       BALANCED--
       MID CAP        SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
        FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    --------------------------------------------------------------------------------------------
      $      --     $  782,358    $        --     $  1,202,474     $  3,532,553    $  13,420,308
        (26,687)      (581,865)      (402,834)      (4,615,638)      (3,003,612)      (7,875,774)
             --        (50,875)       (31,160)        (477,693)        (291,994)        (821,580)
      ---------     -----------   ------------    ------------     ------------    -------------
        (26,687)       149,618       (433,994)      (3,890,857)         236,947        4,722,954
      ---------     -----------   ------------    ------------     ------------    -------------
        180,217      4,202,841     11,800,802       27,637,362       22,891,138       99,408,322
       (182,837)    (4,875,964)    (9,964,015)     (24,137,660)     (23,250,892)    (103,882,663)
      ---------     -----------   ------------    ------------     ------------    -------------
         (2,620)      (673,123)     1,836,787        3,499,702         (359,754)      (4,474,341)
             --             --             --               --          843,888               --
        257,002      3,444,066     (2,247,143)      47,628,975       21,258,222       40,046,366
      ---------     -----------   ------------    ------------     ------------    -------------
        254,382      2,770,943       (410,356)      51,128,677       21,742,356       35,572,025
      ---------     -----------   ------------    ------------     ------------    -------------
      $ 227,695     $2,920,561    $  (844,350)    $ 47,237,820     $ 21,979,303    $  40,294,979
      =========     ===========   ============    ============     ============    =============

                     NEUBERGER                                    VAN KAMPEN
                      BERMAN        T. ROWE                          UIF
       MFS(R)           AMT          PRICE          VAN ECK        EMERGING
      UTILITIES       MID-CAP        EQUITY        WORLDWIDE       MARKETS
      SERIES--       GROWTH--        INCOME          HARD          EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO        ASSETS         CLASS I
    -------------------------------------------------------------------------
      $  37,267     $       --    $ 2,979,753    $     80,445    $   289,609
        (40,201)      (108,695)    (2,486,124)       (408,673)      (557,060)
         (2,044)        (6,894)      (214,451)        (27,327)       (56,138)
      ---------     -----------   ------------   ------------    ------------
         (4,978)      (115,589)       279,178        (355,555)      (323,589)
      ---------     -----------   ------------   ------------    ------------
        566,245      3,442,864     12,452,488       3,185,060     10,547,382
       (389,607)    (2,889,387)   (10,862,478)     (2,293,604)   (12,785,089)
      ---------     -----------   ------------   ------------    ------------
        176,638        553,477      1,590,010         891,456     (2,237,707)
             --             --      4,468,125              --             --
        618,262        547,732     17,740,392       6,253,833     10,682,534
      ---------     -----------   ------------   ------------    ------------
        794,900      1,101,209     23,798,527       7,145,289      8,444,827
      ---------     -----------   ------------   ------------    ------------
      $ 789,922     $  985,620    $24,077,705    $  6,789,734    $ 8,121,238
      =========     ===========   ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                MAINSTAY VP         MAINSTAY VP
                                                           MAINSTAY VP            CAPITAL              COMMON
                                                              BOND--          APPRECIATION--          STOCK--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,846,068          $    31,477         $   355,582
  Mortality and expense risk charges...................       (553,618)            (445,516)           (306,602)
  Administrative charges...............................        (29,022)             (22,366)            (17,363)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................      1,263,428             (436,405)             31,617
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,305,539            1,877,573             848,978
  Cost of investments sold.............................     (2,426,180)          (1,739,033)           (744,588)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........       (120,641)             138,540             104,390
  Realized gain distribution received..................        583,451                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       (806,292)           1,516,420           2,151,066
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................       (343,482)           1,654,960           2,255,456
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   919,946          $ 1,218,555         $ 2,287,073
                                                           ===========          ===========         ===========


                                                           MAINSTAY VP          MAINSTAY VP
                                                             S&P 500             SMALL CAP          MAINSTAY VP
                                                             INDEX--             GROWTH--          TOTAL RETURN--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,766,946          $        --         $   514,872
  Mortality and expense risk charges...................     (1,227,384)            (463,186)           (362,263)
  Administrative charges...............................        (67,881)             (24,020)            (17,427)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................        471,681             (487,206)            135,182
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,338,257            2,068,974           2,119,282
  Cost of investments sold.............................     (2,065,739)          (1,856,679)         (1,964,676)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........        272,518              212,295             154,606
  Realized gain distribution received..................             --                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................      8,340,201            4,008,944           1,111,906
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................      8,612,719            4,221,239           1,266,512
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 9,084,400          $ 3,734,033         $ 1,401,694
                                                           ===========          ===========         ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             MAINSTAY VP
                                              HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
       MAINSTAY VP        MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP
      CONVERTIBLE--       GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)
     ---------------------------------------------------------------------------------------------------------------
       $ 1,167,062        $ 1,414,110        $16,378,295        $   328,836         $  113,773        $        --
          (676,421)          (368,042)        (2,336,506)          (353,494)          (315,196)          (547,405)
           (36,930)           (21,158)          (128,156)           (18,458)           (16,369)           (28,159)
       -----------        -----------        -----------        -----------         ----------        -----------
           453,711          1,024,910         13,913,633            (43,116)          (217,792)          (575,564)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,497,829          4,924,897          5,780,632            597,144            652,926          4,408,327
        (2,316,191)        (5,053,000)        (5,418,799)          (501,898)          (532,141)        (3,730,757)
       -----------        -----------        -----------        -----------         ----------        -----------
           181,638           (128,103)           361,833             95,246            120,785            677,570
                --                 --                 --                 --            774,026                 --
         2,142,049           (455,402)         4,263,691          4,938,118          4,387,762          9,017,157
       -----------        -----------        -----------        -----------         ----------        -----------
         2,323,687           (583,505)         4,625,524          5,033,364          5,282,573          9,694,727
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 2,777,398        $   441,405        $18,539,157        $ 4,990,248         $5,064,781        $ 9,119,163
       ===========        ===========        ===========        ===========         ==========        ===========


       MAINSTAY VP
         MID CAP
         VALUE--
     SERVICE CLASS(A)
     ----------------
        $  451,815
          (596,771)
           (28,987)
        ----------
          (173,943)
        ----------
           741,200
          (601,185)
        ----------
           140,015
           614,383
         7,035,664
        ----------
         7,790,062
        ----------
        $7,616,119
        ==========

                          MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP           ALGER
                            AMERICAN           DREYFUS          EAGLE ASSET            LORD             AMERICAN
                            CENTURY             LARGE            MANAGEMENT           ABBETT             SMALL
       MAINSTAY VP          INCOME &           COMPANY             GROWTH           DEVELOPING      CAPITALIZATION--
         VALUE--            GROWTH--           VALUE--            EQUITY--           GROWTH--           CLASS S
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)      SHARES(A)
     ---------------------------------------------------------------------------------------------------------------
       $   470,272        $   250,457        $   149,783        $     6,285         $       --        $        --
          (488,365)          (134,967)          (206,595)          (187,864)          (130,402)          (156,738)
           (25,428)            (7,429)           (10,583)            (8,984)            (6,959)            (8,989)
       -----------        -----------        -----------        -----------         ----------        -----------
           (43,521)           108,061            (67,395)          (190,563)          (137,361)          (165,727)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,103,507            633,478          1,901,754          1,966,086            787,083            706,323
        (1,794,032)          (547,386)        (1,659,787)        (1,949,329)          (713,403)          (587,576)
       -----------        -----------        -----------        -----------         ----------        -----------
           309,475             86,092            241,967             16,757             73,680            118,747
                --                 --                 --                 --                 --                 --
         3,379,065          1,079,250          1,279,898           (106,780)           782,042          1,876,029
       -----------        -----------        -----------        -----------         ----------        -----------
         3,688,540          1,165,342          1,521,865            (90,023)           855,722          1,994,776
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 3,645,019        $ 1,273,403        $ 1,454,470        $  (280,586)        $  718,361        $ 1,829,049
       ===========        ===========        ===========        ===========         ==========        ===========

         COLONIAL
        SMALL CAP
       VALUE FUND,
         VARIABLE
         SERIES--
        CLASS B(B)
     ----------------
        $    4,222
            (1,109)
               (80)
        ----------
             3,033
        ----------
            23,480
           (23,277)
        ----------
               203
            27,573
             1,048
        ----------
            28,824
        ----------
        $   31,857
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                    DREYFUS IP                                FIDELITY(R) VIP
                                                    TECHNOLOGY          FIDELITY(R) VIP           EQUITY-
                                                     GROWTH--           CONTRAFUND(R)--          INCOME--
                                                 SERVICE SHARES(A)    SERVICE CLASS 2(A)    SERVICE CLASS 2(A)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $        --           $    55,218           $  322,228
  Mortality and expense risk charges..........         (215,648)             (725,692)            (609,193)
  Administrative charges......................          (11,328)              (39,052)             (33,692)
                                                    -----------           -----------           ----------
      Net investment income (loss)............         (226,976)             (709,526)            (320,657)
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,903,281               669,520            1,148,191
  Cost of investments sold....................       (1,789,298)             (556,450)            (990,233)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................          113,983               113,070              157,958
  Realized gain distribution received.........               --                    --               83,974
  Change in unrealized appreciation
    (depreciation) on investments.............           80,024             8,705,990            5,156,865
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........          194,007             8,819,060            5,398,797
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $   (32,969)          $ 8,109,534           $5,078,140
                                                    ===========           ===========           ==========

                                                   T. ROWE PRICE          VAN KAMPEN
                                                      EQUITY             UIF EMERGING           VICTORY VIF
                                                      INCOME           MARKETS EQUITY--     DIVERSIFIED STOCK--
                                                 PORTFOLIO--II(A)         CLASS II(A)        CLASS A SHARES(D)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $   737,291           $    56,753           $   28,855
  Mortality and expense risk charges..........         (667,038)             (116,413)             (23,676)
  Administrative charges......................          (36,387)               (6,196)              (1,686)
                                                    -----------           -----------           ----------
      Net investment income (loss)............           33,866               (65,856)               3,493
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,117,688             3,088,847              399,459
  Cost of investments sold....................       (1,247,027)           (2,885,941)            (381,432)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................         (129,339)              202,906               18,027
  Realized gain distribution received.........        1,456,677                    --                   --
  Change in unrealized appreciation
    (depreciation) on investments.............        5,825,328             1,869,318              317,404
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........        7,152,666             2,072,224              335,431
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $ 7,186,532           $ 2,006,368           $  338,924
                                                    ===========           ===========           ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(c) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(d) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             JANUS ASPEN           MFS(R)
      FIDELITY(R)        JANUS ASPEN           SERIES             INVESTORS            MFS(R)              MFS(R)
          VIP              SERIES             WORLDWIDE             TRUST             RESEARCH            UTILITIES
       MID CAP--         BALANCED--           GROWTH--            SERIES--            SERIES--            SERIES--
    SERVICE CLASS 2   SERVICE SHARES(A)   SERVICE SHARES(A)   SERVICE CLASS(A)    SERVICE CLASS(A)    SERVICE CLASS(C)
    -------------------------------------------------------------------------------------------------------------------
      $        --        $ 1,292,551         $   163,193          $   8,029           $  23,480          $    3,011
         (454,675)          (670,888)           (206,184)           (32,711)            (46,665)           (114,953)
          (30,309)           (38,064)            (11,556)            (2,131)             (2,642)             (6,817)
      -----------        -----------         -----------          ---------           ---------          ----------
         (484,984)           583,599             (54,547)           (26,813)            (25,827)           (118,759)
      -----------        -----------         -----------          ---------           ---------          ----------
        1,388,968          2,279,700           1,184,023            234,226             265,756             262,048
       (1,212,798)        (2,132,126)         (1,068,271)          (208,672)           (227,820)           (229,797)
      -----------        -----------         -----------          ---------           ---------          ----------
          176,170            147,574             115,752             25,554              37,936              32,251
               --                 --                  --                 --                  --                  --
       10,086,422          3,015,545             643,853            301,264             501,466           4,016,228
      -----------        -----------         -----------          ---------           ---------          ----------
       10,262,592          3,163,119             759,605            326,818             539,402           4,048,479
      -----------        -----------         -----------          ---------           ---------          ----------
      $ 9,777,608        $ 3,746,718         $   705,058          $ 300,005           $ 513,575          $3,929,720
      ===========        ===========         ===========          =========           =========          ==========

         NEUBERGER
          BERMAN
        AMT MID-CAP
         GROWTH--
        CLASS S(A)
     -----------------
        $        --
            (40,142)
             (2,143)
        -----------
            (42,285)
        -----------
          1,896,423
         (1,851,979)
        -----------
             44,444
                 --
            597,813
        -----------
            642,257
        -----------
        $   599,972
        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 BOND--                CAPITAL APPRECIATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,750,511   $  7,215,572   $ (4,552,244)  $ (4,383,519)
    Net realized gain (loss) on investments..........     2,421,189      2,344,931    (32,043,224)   (36,120,266)
    Realized gain distribution received..............     2,530,840      6,901,429             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (3,418,356)    (7,897,548)    45,162,339    124,526,805
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     6,284,184      8,564,384      8,566,871     84,023,020
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,862,802     27,998,983      6,782,048     13,756,524
    Policyowners' surrenders.........................   (20,826,615)   (22,829,622)   (33,824,586)   (26,025,735)
    Policyowners' annuity and death benefits.........    (2,721,983)    (3,615,530)    (3,445,882)    (3,609,006)
    Net transfers from (to) Fixed Account............    (3,943,016)    30,817,008     (1,179,606)     4,381,706
    Transfers between Investment Divisions...........   (27,712,958)   (27,798,097)   (18,542,200)    (6,205,878)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (51,341,770)     4,572,742    (50,210,226)   (17,702,389)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (32,400)       (29,135)        (5,445)      (225,539)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (45,089,986)    13,107,991    (41,648,800)    66,095,092
NET ASSETS:
    Beginning of year................................   280,429,596    267,321,605    413,545,537    347,450,445
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $235,339,610   $280,429,596   $371,896,737   $413,545,537
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   HIGH YIELD
                                                              GOVERNMENT--                CORPORATE BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,787,316   $  7,243,883   $ 42,308,686   $ 42,754,522
    Net realized gain (loss) on investments..........        51,695      7,658,902    (11,306,892)   (16,325,649)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (895,837)   (14,553,572)    48,866,587    154,499,618
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,943,174        349,213     79,868,381    180,928,491
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,702,340     36,408,480     14,408,799     50,502,071
    Policyowners' surrenders.........................   (19,351,263)   (25,702,933)   (67,593,230)   (49,650,185)
    Policyowners' annuity and death benefits.........    (3,331,558)    (3,575,499)    (7,783,342)    (6,855,642)
    Net transfers from (to) Fixed Account............    (5,722,334)    30,884,972     (2,295,955)    29,310,933
    Transfers between Investment Divisions...........   (39,390,063)   (77,738,480)     2,365,345    104,645,503
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (64,092,878)   (39,723,460)   (60,898,383)   127,952,680
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,311)        (2,434)      (308,374)      (576,598)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (60,171,015)   (39,376,681)    18,661,624    308,304,573
NET ASSETS:
    Beginning of year................................   249,757,028    289,133,709    778,715,247    470,410,674
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $189,586,013   $249,757,028   $797,376,871   $778,715,247
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  COMMON STOCK--                 CONVERTIBLE--
          CASH MANAGEMENT                 INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004          2003(a)          2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $ (1,458,785)  $  (2,382,321)  $   (193,100)  $ (1,014,452)  $    918,126   $  1,993,942
          (7,839)         (3,707)   (12,888,862)   (14,821,360)    (4,615,441)    (2,641,696)
              --              --             --             --             --             --
           2,072         (11,386)    40,339,057     79,633,960     12,994,494     36,619,539
    ------------   -------------   ------------   ------------   ------------   ------------
      (1,464,552)     (2,397,414)    27,257,095     63,798,148      9,297,179     35,971,785
    ------------   -------------   ------------   ------------   ------------   ------------
      82,832,764      91,921,924      4,323,036      8,696,940      4,036,622     11,688,770
     (44,058,355)    (89,747,775)   (24,094,330)   (18,695,005)   (15,568,502)   (11,062,735)
      (2,952,212)     (2,566,655)    (2,678,850)    (2,570,812)    (1,843,014)    (1,707,037)
     (24,138,819)    (22,083,503)        83,844      7,317,206       (774,552)    13,853,012
     (50,611,299)    (99,899,729)   (10,804,572)    (7,804,493)      (752,012)    18,271,370
    ------------   -------------   ------------   ------------   ------------   ------------
     (38,927,921)   (122,375,738)   (33,170,872)   (13,056,164)   (14,901,458)    31,043,380
    ------------   -------------   ------------   ------------   ------------   ------------
          (5,488)         (6,141)       (53,926)      (174,487)       (38,270)       (95,928)
    ------------   -------------   ------------   ------------   ------------   ------------
     (40,397,961)   (124,779,293)    (5,967,703)    50,567,497     (5,642,549)    66,919,237
     239,326,786     364,106,079    319,943,774    269,376,277    224,756,367    157,837,130
    ------------   -------------   ------------   ------------   ------------   ------------
    $198,928,825   $ 239,326,786   $313,976,071   $319,943,774   $219,113,818   $224,756,367
    ============   =============   ============   ============   ============   ============

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                      MID CAP                       MID CAP
       INTERNATIONAL EQUITY--                CORE--                       GROWTH--
           INITIAL CLASS                  INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004           2003            2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $   (221,628)  $     232,424   $   (431,017)  $   (273,211)  $ (1,044,492)  $   (491,460)
       1,419,563       2,357,779        719,947       (119,499)     1,456,805       (507,459)
              --              --      1,246,778             --             --             --
       8,352,821       9,017,599      8,003,511      9,303,191     13,683,264     13,281,925
    ------------   -------------   ------------   ------------   ------------   ------------
       9,550,756      11,607,802      9,539,219      8,910,481     14,095,577     12,283,006
    ------------   -------------   ------------   ------------   ------------   ------------
       1,460,935       2,959,690      1,178,876      3,426,285      1,865,232      4,642,376
      (3,884,069)     (3,998,483)    (2,455,224)    (1,055,053)    (6,610,016)    (1,185,695)
        (579,519)       (387,058)      (230,851)       (47,339)      (744,734)      (355,515)
         725,855       4,047,033        616,720      4,369,105      1,652,851      6,376,086
      17,168,964       6,898,494     11,381,654      6,053,190     13,843,206     21,922,052
              --              --             --     (1,341,645)            --             --
    ------------   -------------   ------------   ------------   ------------   ------------
      14,892,166       9,519,676     10,491,175     11,404,543     10,006,539     31,399,304
    ------------   -------------   ------------   ------------   ------------   ------------
         (26,834)        (30,837)       (25,793)       (22,359)       (29,628)       (28,759)
    ------------   -------------   ------------   ------------   ------------   ------------
      24,416,088      21,096,641     20,004,601     20,292,665     24,072,488     43,653,551
      49,242,201      28,145,560     40,144,595     19,851,930     60,481,577     16,828,026
    ------------   -------------   ------------   ------------   ------------   ------------
    $ 73,658,289   $  49,242,201   $ 60,149,196   $ 40,144,595   $ 84,554,065   $ 60,481,577
    ============   =============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                             MID CAP VALUE--               S&P 500 INDEX--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (649,357)  $   (271,909)  $    592,787   $   (207,672)
    Net realized gain (loss) on investments..........       675,617       (626,963)    (1,077,273)   (13,454,757)
    Realized gain distribution received..............     1,246,854             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,701,449     22,832,096     53,483,871    143,135,055
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    18,974,563     21,933,224     52,999,385    129,472,626
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,879,275      8,327,340      9,465,336     23,543,660
    Policyowners' surrenders.........................    (6,774,051)    (4,062,659)   (50,784,682)   (34,117,892)
    Policyowners' annuity and death benefits.........      (675,900)      (367,802)    (5,238,699)    (6,350,583)
    Net transfers from (to) Fixed Account............     1,470,263     12,774,041      1,154,429     18,600,028
    Transfers between Investment Divisions...........    20,340,993      6,311,646       (508,570)     4,358,941
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    17,240,580     22,982,566    (45,912,186)     6,034,154
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (56,292)       (51,070)       (95,632)      (351,440)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    36,158,851     44,864,720      6,991,567    135,155,340
NET ASSETS:
    Beginning of year................................   108,601,078     63,736,358    627,345,460    492,190,120
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $144,759,929   $108,601,078   $634,337,027   $627,345,460
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 DREYFUS                     EAGLE ASSET
                                                              LARGE COMPANY                  MANAGEMENT
                                                                 VALUE--                   GROWTH EQUITY--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (260,322)  $   (266,014)  $ (1,266,866)  $ (1,281,330)
    Net realized gain (loss) on investments..........         4,473     (2,275,765)   (13,644,070)   (12,195,189)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     5,051,499     12,758,701      9,803,326     37,495,332
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,795,650     10,216,922     (5,107,610)    24,018,813
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       747,857      2,121,033      1,709,414      4,134,989
    Policyowners' surrenders.........................    (3,498,688)    (2,043,915)    (7,391,220)    (6,086,894)
    Policyowners' annuity and death benefits.........      (560,862)      (332,180)    (1,077,715)    (1,105,021)
    Net transfers from (to) Fixed Account............       540,957      3,605,517        (66,344)     3,249,687
    Transfers between Investment Divisions...........     2,808,990      3,085,364     (9,295,560)       670,352
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (8,611,688)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............        38,254     (2,175,869)   (16,121,425)       863,113
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (8,129)       (28,326)        12,190        (61,418)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     4,825,775      8,012,727    (21,216,845)    24,820,508
NET ASSETS:
    Beginning of year................................    49,586,838     41,574,111    117,938,708     93,118,200
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 54,412,613   $ 49,586,838   $ 96,721,863   $117,938,708
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                                                                             MAINSTAY VP
            SMALL CAP                   MAINSTAY VP                   MAINSTAY VP               AMERICAN CENTURY
            GROWTH--                  TOTAL RETURN--                    VALUE--                 INCOME & GROWTH--
          INITIAL CLASS                INITIAL CLASS                 INITIAL CLASS                INITIAL CLASS
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004           2003          2004          2003
    -----------------------------------------------------------------------------------------------------------------
    $  (989,709)  $  (604,585)  $    540,473   $  1,205,551   $   (763,344)  $    359,707   $   166,828   $       (92)
      1,633,362    (1,153,363)    (2,943,135)    (3,630,231)    (1,453,022)    (5,890,280)     (191,872)   (2,547,902)
             --            --             --             --             --             --            --            --
      4,351,673    16,529,663     13,900,293     42,560,872     25,508,177     56,473,800     5,821,819    14,161,573
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      4,995,326    14,771,715     11,497,631     40,136,192     23,291,811     50,943,227     5,796,775    11,613,579
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,675,404     4,877,710      3,452,132      8,518,075      4,357,551      9,797,374       638,424     2,103,564
     (3,436,078)   (1,991,471)   (21,938,731)   (16,927,438)   (20,331,298)   (15,800,613)   (4,035,637)   (2,790,642)
       (864,063)     (782,400)    (3,153,638)    (3,122,813)    (2,286,653)    (1,852,667)     (460,829)     (404,451)
      1,132,036     7,467,466     (1,026,343)     4,992,559        987,792     10,673,410       257,545     2,697,580
      2,943,652    16,552,766     (6,771,325)     2,187,879      1,332,931      1,172,233     1,778,082     1,956,397
             --            --             --             --             --             --            --    (8,547,910)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,450,951    26,124,071    (29,437,905)    (4,351,738)   (15,939,677)     3,989,737    (1,822,415)   (4,985,462)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        (14,327)      (35,935)       (30,966)      (110,501)       (47,800)      (127,474)      (12,618)      (31,349)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      6,431,950    40,859,851    (17,971,240)    35,673,953      7,304,334     54,805,490     3,961,742     6,596,768
     66,190,483    25,330,632    264,289,923    228,615,970    251,477,465    196,671,975    53,947,534    47,350,766
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $72,622,433   $66,190,483   $246,318,683   $264,289,923   $258,781,799   $251,477,465   $57,909,276   $53,947,534
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

           MAINSTAY VP                     ALGER
           LORD ABBETT                   AMERICAN
           DEVELOPING                      SMALL                        AMSOUTH                      AMSOUTH
            GROWTH--                 CAPITALIZATION--                  ENHANCED                   INTERNATIONAL
          INITIAL CLASS               CLASS O SHARES                  MARKET FUND                  EQUITY FUND
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004         2003(a)         2004         2003(a)
    -----------------------------------------------------------------------------------------------------------------
    $  (455,324)  $  (369,336)  $ (1,083,462)  $   (862,668)  $    (18,709)  $    (15,224)  $    (9,443)  $    (1,452)
     (1,142,594)   (2,206,925)     1,102,016     (1,560,092)        10,889        (26,430)       18,561          (585)
             --            --             --             --             --             --            --            --
      2,701,305    10,620,501     10,278,565     23,309,923        242,581        506,867       129,837       100,070
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,103,387     8,044,240     10,297,119     20,887,163        234,761        465,213       138,955        98,033
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        344,461     1,333,300      1,294,475      2,608,627        125,515         69,921        42,878         4,873
     (2,377,746)   (1,128,990)    (5,742,240)    (4,750,529)      (263,165)       (93,264)      (28,904)      (11,245)
       (212,455)     (170,538)      (627,422)      (523,087)        (5,652)        (5,011)           --            --
        124,265     1,581,719         14,609      1,933,607        411,920        350,589       203,946        86,875
       (299,255)    5,612,694      1,537,648      2,985,461        (59,649)       199,229         2,235        75,722
             --    (1,887,174)            --             --             --             --            --            --
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (2,420,730)    5,341,011     (3,522,930)     2,254,079        208,969        521,464       220,155       156,225
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
         (4,558)      (18,342)       (33,722)       (57,511)          (442)        (1,367)         (430)         (314)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (1,321,901)   13,366,909      6,740,467     23,083,731        443,288        985,310       358,680       253,944
     32,963,562    19,596,653     73,283,468     50,199,737      2,547,750      1,562,440       393,309       139,365
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $31,641,661   $32,963,562   $ 80,023,935   $ 73,283,468   $  2,991,038   $  2,547,750   $   751,989   $   393,309
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003


                                                                        AMSOUTH                       AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                              ---------------------------   ---------------------------
                                                                  2004         2003(a)          2004         2003(a)
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $    (53,985)  $    (42,679)  $    (26,687)  $    (16,712)
    Net realized gain (loss) on investments.................         6,159        (45,208)        (2,620)       (23,864)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       202,593        780,271        257,002        359,670
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................       154,767        692,384        227,695        319,094
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       198,977         85,877         51,416         93,604
    Policyowners' surrenders................................      (304,428)      (212,202)      (128,719)       (47,231)
    Policyowners' annuity and death benefits................       (23,711)       (19,127)       (21,436)          (565)
    Net transfers from (to) Fixed Account...................       590,151        720,622        229,951        219,190
    Transfers between Investment Divisions..................      (182,393)       231,887        110,755         88,106
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................       278,596        807,057        241,967        353,104
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................           (48)        (1,927)          (663)          (838)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................       433,315      1,497,514        468,999        671,360
NET ASSETS:
    Beginning of year.......................................     4,023,622      2,526,108      1,497,758        826,398
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $  4,456,937   $  4,023,622   $  1,966,757   $  1,497,758
                                                              ============   ============   ============   ============

                                                                      JANUS ASPEN                   JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                              ---------------------------   ---------------------------
                                                                  2004           2003           2004           2003
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $  4,722,954   $  4,965,652   $ (1,151,856)  $   (763,220)
    Net realized gain (loss) on investments.................    (4,474,341)    (8,290,284)   (18,343,813)   (15,235,868)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................    40,046,366     76,608,412     26,904,789     71,930,077
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................    40,294,979     73,283,780      7,409,120     55,930,989
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................     8,466,524     23,016,998      4,116,985      8,565,902
    Policyowners' surrenders................................   (47,771,158)   (40,684,487)   (21,215,237)   (17,178,053)
    Policyowners' annuity and death benefits................    (6,407,812)    (5,758,129)    (2,288,198)    (2,295,628)
    Net transfers from (to) Fixed Account...................    (1,642,095)    22,230,570     (1,090,554)     4,677,762
    Transfers between Investment Divisions..................   (38,084,883)   (27,330,412)   (24,714,699)   (23,041,266)
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................   (85,439,424)   (28,525,460)   (45,191,703)   (29,271,283)
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................      (115,991)      (203,148)       (65,371)      (154,832)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................   (45,260,436)    44,555,172    (37,847,954)    26,504,874
NET ASSETS:
    Beginning of year.......................................   644,950,305    600,395,133    293,545,416    267,040,542
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $599,689,869   $644,950,305   $255,697,462   $293,545,416
                                                              ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004         2003(a)        2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $   149,618   $   239,419   $  (433,994)  $  (251,216)  $ (3,890,857)  $ (2,851,154)  $    236,947   $    566,581
       (673,123)     (978,712)    1,836,787        (8,060)     3,499,702     (3,074,284)      (359,754)    (4,706,587)
             --            --            --            --             --             --        843,888             --
      3,444,066     5,993,240    (2,247,143)    6,316,256     47,628,975     77,663,065     21,258,222     52,748,569
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,920,561     5,253,947      (844,350)    6,056,980     47,237,820     71,737,627     21,979,303     48,608,563
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,912,310     3,634,452       861,314     2,889,939      4,866,868     12,036,604      3,534,145      7,217,772
     (2,557,405)   (1,775,298)   (1,883,394)   (1,750,594)   (27,630,497)   (18,113,205)   (18,372,755)   (13,147,263)
       (313,320)     (426,011)     (139,715)     (523,350)    (3,331,670)    (3,146,918)    (3,457,556)    (2,522,229)
      1,320,941     2,892,282       273,926     2,215,354      1,051,962     14,657,470        519,114      9,011,341
      1,261,938     2,093,259    (1,419,495)   14,589,127     15,267,034      8,049,260     10,275,155      8,708,855
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,624,464     6,418,684    (2,307,364)   17,420,476     (9,776,303)    13,483,211     (7,501,897)     9,268,476
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,095)      (13,904)         (203)      (13,910)      (124,058)      (199,895)       (39,953)      (130,233)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      8,537,930    11,658,727    (3,151,917)   23,463,546     37,337,459     85,020,943     14,437,453     57,746,806
     39,045,010    27,386,283    30,836,146     7,372,600    347,156,781    262,135,838    225,491,383    167,744,577
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,582,940   $39,045,010   $27,684,229   $30,836,146   $384,494,240   $347,156,781   $239,928,836   $225,491,383
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004          2003          2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $  (253,140)  $  (222,991)  $  (142,608)  $  (282,085)  $     (4,978)  $      6,211   $   (115,589)  $    (69,334)
       (688,954)   (1,604,575)   (3,662,424)   (4,664,295)       176,638         16,162        553,477       (194,925)
             --            --            --            --             --             --             --             --
      3,857,911     7,223,602     9,204,880    12,606,535        618,262        426,467        547,732      1,368,333
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,915,817     5,396,036     5,399,848     7,660,155        789,922        448,840        985,620      1,104,074
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        417,932       895,386       613,330     1,226,447           (847)        22,366        108,516        147,242
     (2,042,135)   (1,611,515)   (3,025,238)   (2,025,330)      (413,819)      (104,866)      (771,094)      (272,161)
       (393,162)     (394,980)     (454,115)     (291,143)        (8,802)       (20,832)       (21,737)       (29,572)
        167,795     1,359,702        71,907     1,086,641         77,535        468,628        145,863        875,524
       (972,112)     (834,702)     (959,730)   (1,257,567)     1,360,445        590,358       (586,920)     3,441,423
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (2,821,682)     (586,109)   (3,753,846)   (1,260,952)     1,014,512        955,654     (1,125,372)     4,162,456
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,188)      (14,576)      (15,568)      (20,566)        (2,284)        (1,207)        (3,450)        (2,836)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         86,947     4,795,351     1,630,434     6,378,637      1,802,150      1,403,287       (143,202)     5,263,694
     32,016,534    27,221,183    40,916,592    34,537,955      2,143,353        740,066      8,310,675      3,046,981
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $32,103,481   $32,016,534   $42,547,026   $40,916,592   $  3,945,503   $  2,143,353   $  8,167,473   $  8,310,675
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                                                              VAN ECK
                                                              T. ROWE PRICE                  WORLDWIDE
                                                                 EQUITY                        HARD
                                                            INCOME PORTFOLIO                  ASSETS
                                                       ---------------------------   -------------------------
                                                           2004           2003          2004         2003(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    279,178   $    421,520   $  (355,555)  $  (116,038)
    Net realized gain (loss) on investments..........     1,590,010     (1,529,969)      891,456       (75,442)
    Realized gain distribution received..............     4,468,125             --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,740,392     32,535,177     6,253,833     4,670,344
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    24,077,705     31,426,728     6,789,734     4,478,864
                                                       ------------   ------------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,035,824      8,988,647    11,138,000     2,302,435
    Policyowners' surrenders.........................   (12,445,881)    (7,703,430)   (1,729,565)     (959,101)
    Policyowners' annuity and death benefits.........    (1,401,414)    (1,173,937)     (175,456)     (232,312)
    Net transfers from (to) Fixed Account............     2,335,449     13,285,554     2,669,176     1,491,196
    Transfers between Investment Divisions...........    22,298,176     11,156,473    11,071,374     2,024,174
                                                       ------------   ------------   -----------   -----------
      Net contributions and (withdrawals)............    13,822,154     24,553,307    22,973,529     4,626,392
                                                       ------------   ------------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (51,858)       (84,219)      (21,840)      (12,446)
                                                       ------------   ------------   -----------   -----------
        Increase (decrease) in net assets............    37,848,001     55,895,816    29,741,423     9,092,810
NET ASSETS:
    Beginning of year................................   172,514,002    116,618,186    18,047,899     8,955,089
                                                       ------------   ------------   -----------   -----------
    End of year......................................  $210,362,003   $172,514,002   $47,789,322   $18,047,899
                                                       ============   ============   ===========   ===========

                                                               VAN KAMPEN
                                                                   UIF
                                                            EMERGING MARKETS
                                                                EQUITY--
                                                                 CLASS I
                                                       ---------------------------
                                                           2004           2003
                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (323,589)  $   (493,604)
    Net realized gain (loss) on investments..........    (2,237,707)      (463,160)
    Realized gain distribution received..............            --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,682,534     16,827,765
                                                       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     8,121,238     15,871,001
                                                       ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       756,714      1,178,764
    Policyowners' surrenders.........................    (3,406,142)    (2,253,626)
    Policyowners' annuity and death benefits.........      (470,417)      (185,044)
    Net transfers from (to) Fixed Account............       311,044      1,322,283
    Transfers between Investment Divisions...........     2,549,112     (1,193,319)
                                                       ------------   ------------
      Net contributions and (withdrawals)............      (259,689)    (1,130,942)
                                                       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (30,453)       (41,230)
                                                       ------------   ------------
        Increase (decrease) in net assets............     7,831,096     14,698,829
NET ASSETS:
    Beginning of year................................    40,459,860     25,761,031
                                                       ------------   ------------
    End of year......................................  $ 48,290,956   $ 40,459,860
                                                       ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                                BOND--              CAPITAL APPRECIATION--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,263,428   $   669,046   $  (436,405)  $   (35,306)
    Net realized gain (loss) on investments..........     (120,641)       (9,433)      138,540         3,797
    Realized gain distribution received..............      583,451       451,604            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (806,292)     (967,216)    1,516,420       907,201
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      919,946       144,001     1,218,555       875,692
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   28,326,752    16,184,310    23,617,625    12,149,453
    Policyowners' surrenders.........................   (1,630,614)     (134,737)     (923,834)      (55,367)
    Policyowners' annuity and death benefits.........     (229,185)      (22,694)      (48,557)           --
    Net transfers from (to) Fixed Account............    8,056,169     2,804,694     5,080,974     1,409,906
    Transfers between Investment Divisions...........       55,370       (86,376)     (492,509)      509,713
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   34,578,492    18,745,197    27,233,699    14,013,705
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,791)         (625)          (40)       (1,720)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   35,493,647    18,888,573    28,452,214    14,887,677
NET ASSETS:
    Beginning of year................................   18,888,573            --    14,887,677            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $54,382,220   $18,888,573   $43,339,891   $14,887,677
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                        INTERNATIONAL EQUITY--          MID CAP CORE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (43,116)  $   100,083   $  (217,792)  $    (3,743)
    Net realized gain (loss) on investments..........       95,246           584       120,785         4,307
    Realized gain distribution received..............           --            --       774,026            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    4,938,118       730,172     4,387,762       660,013
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    4,990,248       830,839     5,064,781       660,577
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   23,853,952     6,487,226    18,091,012     6,647,592
    Policyowners' surrenders.........................     (710,428)      (20,173)     (727,901)      (24,107)
    Policyowners' annuity and death benefits.........     (128,863)           --       (47,234)           --
    Net transfers from (to) Fixed Account............    5,109,965       777,923     4,277,750       754,227
    Transfers between Investment Divisions...........    3,086,439       506,598     2,489,388       392,621
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   31,211,065     7,751,574    24,083,015     7,770,333
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,377)       (1,754)      (11,921)       (1,225)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   36,188,936     8,580,659    29,135,875     8,429,685
NET ASSETS:
    Beginning of year................................    8,580,659            --     8,429,685            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $44,769,595   $ 8,580,659   $37,565,560   $ 8,429,685
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                   HIGH YIELD
         COMMON STOCK--               CONVERTIBLE--                GOVERNMENT--               CORPORATE BOND--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $    31,617   $    48,214   $   453,711   $   358,567   $  1,024,910   $   536,713   $ 13,913,633   $ 4,572,088
        104,390         8,375       181,638        10,159       (128,103)      (23,739)       361,833        75,226
             --            --            --            --             --            --             --            --
      2,151,066       660,345     2,142,049       937,676       (455,402)     (461,521)     4,263,691      (427,034)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      2,287,073       716,934     2,777,398     1,306,402        441,405        51,453     18,539,157     4,220,280
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     15,004,613     7,989,297    32,545,228    17,816,107     19,050,338    11,550,843    135,148,403    62,557,554
       (661,788)      (30,782)   (1,718,393)      (93,399)    (1,380,706)     (111,045)    (5,501,123)     (510,614)
        (13,750)           --       (90,073)       (2,472)       (49,221)      (21,357)      (646,595)      (16,408)
      3,151,764       864,374    11,513,571     3,058,428      4,873,982     1,798,730     24,002,067     6,778,138
        965,360       259,250        73,250       536,450       (316,483)     (163,918)     5,903,008     3,406,645
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     18,446,199     9,082,139    42,323,583    21,315,114     22,177,910    13,053,253    158,905,760    72,215,315
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
         (3,291)       (1,506)       (7,685)       (2,639)        (2,564)         (410)       (58,909)       (8,981)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     20,729,981     9,797,567    45,093,296    22,618,877     22,616,751    13,104,296    177,386,008    76,426,614
      9,797,567            --    22,618,877            --     13,104,296            --     76,426,614            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $30,527,548   $ 9,797,567   $67,712,173   $22,618,877   $ 35,721,047   $13,104,296   $253,812,622   $76,426,614
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                  MAINSTAY VP
        MID CAP GROWTH--             MID CAP VALUE--             S&P 500 INDEX--             SMALL CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $  (575,564)  $   (50,908)  $  (173,943)  $    75,068   $    471,681   $   289,627   $   (487,206)  $   (42,984)
        677,570        16,617       140,015         2,824        272,518         8,627        212,295       101,617
             --            --       614,383            --             --            --             --            --
      9,017,157     1,056,186     7,035,664     1,397,565      8,340,201     2,344,601      4,008,944       924,548
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      9,119,163     1,021,895     7,616,119     1,475,457      9,084,400     2,642,855      3,734,033       983,181
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     29,060,538    12,366,489    34,795,764    12,558,709     70,753,569    30,225,134     26,608,690    10,104,785
     (1,306,305)      (42,443)   (1,361,139)     (148,820)    (3,005,687)     (126,507)    (1,423,298)      (63,684)
       (142,289)           --       (47,597)       (9,982)      (268,779)           --        (91,716)           --
      6,356,741     1,429,279     8,978,905     1,967,194     15,775,645     3,826,016      6,127,312     1,588,488
      1,974,479       967,172     4,910,904       767,872      2,375,002     1,550,382        753,456     1,007,218
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     35,943,164    14,720,497    47,276,837    15,134,973     85,629,750    35,475,025     31,974,444    12,636,807
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
        (16,684)       (1,707)      (18,810)       (2,880)       (11,840)       (5,577)        (7,084)       (1,549)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     45,045,643    15,740,685    54,874,146    16,607,550     94,702,310    38,112,303     35,701,393    13,618,439
     15,740,685            --    16,607,550            --     38,112,303            --     13,618,439            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $60,786,328   $15,740,685   $71,481,696   $16,607,550   $132,814,613   $38,112,303   $ 49,319,832   $13,618,439
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   135,182   $   151,742   $   (43,521)  $   132,011
    Net realized gain (loss) on investments..........      154,606         8,420       309,475         5,578
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,111,906       318,435     3,379,065     1,078,395
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,401,694       478,597     3,645,019     1,215,984
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   17,926,443     9,409,022    25,919,825    11,071,138
    Policyowners' surrenders.........................     (884,719)      (64,750)     (974,606)      (45,141)
    Policyowners' annuity and death benefits.........      (28,772)       (1,839)      (10,553)       (1,873)
    Net transfers from (to) Fixed Account............    4,809,650     1,240,638     6,144,530     1,672,577
    Transfers between Investment Divisions...........     (704,132)      626,032     1,352,930       604,755
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   21,118,470    11,209,103    32,432,126    13,301,456
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (2,608)         (941)       (5,918)       (2,453)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   22,517,556    11,686,759    36,071,227    14,514,987
NET ASSETS:
    Beginning of year................................   11,686,759            --    14,514,987            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $34,204,315   $11,686,759   $50,586,214   $14,514,987
                                                       ===========   ===========   ===========   ===========

                                                                                               COLONIAL SMALL
                                                         ALGER AMERICAN SMALL                  CAP VALUE FUND,
                                                           CAPITALIZATION--                   VARIABLE SERIES--
                                                            CLASS S SHARES                         CLASS B
                                                       -------------------------              -----------------
                                                         2004(F)       2003(B)                     2004(G)
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (165,727)  $   (12,957)                $    3,033
    Net realized gain (loss) on investments..........      118,747         3,323                        203
    Realized gain distribution received..............           --            --                     27,573
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,876,029       265,197                      1,048
                                                       -----------   -----------                 ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,829,049       255,563                     31,857
                                                       -----------   -----------                 ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    9,106,509     3,487,235                    817,168
    Policyowners' surrenders.........................     (401,534)      (12,836)                       (24)
    Policyowners' annuity and death benefits.........      (13,407)           --                         --
    Net transfers from (to) Fixed Account............    1,847,356       381,569                     49,822
    Transfers between Investment Divisions...........    1,575,086       246,929                    650,198
                                                       -----------   -----------                 ----------
      Net contributions and (withdrawals)............   12,114,010     4,102,897                  1,517,164
                                                       -----------   -----------                 ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,150)         (395)                       (19)
                                                       -----------   -----------                 ----------
        Increase (decrease) in net assets............   13,938,909     4,358,065                  1,549,002
NET ASSETS:
    Beginning of year................................    4,358,065            --                         --
                                                       -----------   -----------                 ----------
    End of year......................................  $18,296,974   $ 4,358,065                 $1,549,002
                                                       ===========   ===========                 ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                 MAINSTAY VP                MAINSTAY VP                 MAINSTAY VP
        AMERICAN CENTURY              DREYFUS LARGE          EAGLE ASSET MANAGEMENT     LORD ABBETT DEVELOPING
        INCOME & GROWTH--            COMPANY VALUE--            GROWTH EQUITY--                GROWTH--
          SERVICE CLASS               SERVICE CLASS              SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   ------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)      2003(B)       2004(F)       2003(B)
    ------------------------------------------------------------------------------------------------------------
    $   108,061   $    33,732   $   (67,395)  $    16,252   $  (190,563)  $  (18,715)  $  (137,361)  $   (14,763)
         86,092         2,148       241,967         1,536        16,757        8,458        73,680         9,907
             --            --            --            --            --           --            --            --
      1,079,250       269,166     1,279,898       406,307      (106,780)     401,277       782,042       162,697
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      1,273,403       305,046     1,454,470       424,095      (280,586)     391,020       718,361       157,841
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      9,312,918     2,939,211    10,037,234     4,252,337     9,002,711    5,659,004     7,124,597     3,453,771
       (422,105)      (20,244)     (541,140)      (12,409)     (607,575)     (26,883)     (309,470)      (22,215)
        (30,053)           --       (16,205)           --       (45,733)          --       (22,050)           --
      2,302,058       494,253     2,129,230       786,074     2,292,436      760,252     1,528,709       385,802
        326,344       235,857     1,081,684       257,778      (966,782)     332,119       152,924       263,554
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     11,489,162     3,649,077    12,690,803     5,283,780     9,675,057    6,724,492     8,474,710     4,080,912
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
         (1,969)         (625)       (1,895)         (878)        1,502         (758)       (1,318)         (157)
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     12,760,596     3,953,498    14,143,378     5,706,997     9,395,973    7,114,754     9,191,753     4,238,596
      3,953,498            --     5,706,997            --     7,114,754           --     4,238,596            --
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
    $16,714,094   $ 3,953,498   $19,850,375   $ 5,706,997   $16,510,727   $7,114,754   $13,430,349   $ 4,238,596
    ===========   ===========   ===========   ===========   ===========   ==========   ===========   ===========


      DREYFUS IP TECHNOLOGY          FIDELITY(R) VIP             FIDELITY(R) VIP             FIDELITY(R) VIP
            GROWTH--                 CONTRAFUND(R)--             EQUITY-INCOME--                MID CAP--
         SERVICE SHARES              SERVICE CLASS 2             SERVICE CLASS 2             SERVICE CLASS 2
    -------------------------   -------------------------   -------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)       2003(B)        2004         2003(C)
    -------------------------------------------------------------------------------------------------------------
    $  (226,976)  $   (28,950)  $  (709,526)  $   (62,633)  $  (320,657)  $   (54,055)  $  (484,984)  $    (9,128)
        113,983        30,527       113,070         7,697       157,958         9,678       176,170         5,852
             --            --            --            --        83,974            --            --            --
         80,024       467,105     8,705,990     1,333,185     5,156,865     1,500,408    10,086,422       297,094
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        (32,969)      468,682     8,109,534     1,278,249     5,078,140     1,456,031     9,777,608       293,818
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     10,108,446     6,715,921    44,851,838    14,442,367    37,912,960    13,722,795    27,676,531     1,861,787
       (584,616)      (22,108)   (1,456,588)      (72,874)   (1,455,786)      (69,883)   (1,346,299)      (36,974)
        (23,572)           --      (134,820)           --       (85,116)       (8,028)     (169,701)           --
      2,146,155       585,804    10,791,287     2,527,803     7,529,061     1,661,505     5,792,542       316,111
       (358,894)      446,667     5,045,675     1,042,665     2,936,845       488,394    27,377,145     2,629,850
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,287,519     7,726,284    59,097,392    17,939,961    46,837,964    15,794,783    59,330,218     4,770,774
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            354          (670)      (17,820)       (2,511)       (7,101)       (3,060)      (20,415)         (398)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,254,904     8,194,296    67,189,106    19,215,699    51,909,003    17,247,754    69,087,411     5,064,194
      8,194,296            --    19,215,699            --    17,247,754            --     5,064,194            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $19,449,200   $ 8,194,296   $86,404,805   $19,215,699   $69,156,757   $17,247,754   $74,151,605   $ 5,064,194
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                          JANUS ASPEN SERIES          JANUS ASPEN SERIES
                                                              BALANCED--              WORLDWIDE GROWTH--
                                                            SERVICE SHARES              SERVICE SHARES
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   583,599   $   128,799   $   (54,547)  $   (9,168)
    Net realized gain (loss) on investments..........      147,574         5,656       115,752        5,488
    Realized gain distribution received..............           --            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    3,015,545       917,096       643,853      552,083
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    3,746,718     1,051,551       705,058      548,403
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   29,613,727    20,254,818    10,432,636    5,688,873
    Policyowners' surrenders.........................   (1,721,304)     (105,144)     (553,518)     (25,856)
    Policyowners' annuity and death benefits.........     (171,981)           --        (6,553)          --
    Net transfers from (to) Fixed Account............    8,893,450     3,134,124     2,295,374      756,492
    Transfers between Investment Divisions...........       66,432       302,659       282,848      203,774
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   36,680,324    23,586,457    12,450,787    6,623,283
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (8,595)       (2,405)       (2,741)      (1,192)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   40,418,447    24,635,603    13,153,104    7,170,494
NET ASSETS:
    Beginning of year................................   24,635,603            --     7,170,494           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $65,054,050   $24,635,603   $20,323,598   $7,170,494
                                                       ===========   ===========   ===========   ==========

                                                                                        VAN KAMPEN UIF
                                                                                           EMERGING
                                                         T. ROWE PRICE EQUITY          MARKETS EQUITY--
                                                         INCOME PORTFOLIO--II              CLASS II
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    33,866   $    28,151   $   (65,856)  $   (6,522)
    Net realized gain (loss) on investments..........     (129,339)      (11,111)      202,906       30,499
    Realized gain distribution received..............    1,456,677            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    5,825,328     1,323,740     1,869,318      234,981
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    7,186,532     1,340,780     2,006,368      258,958
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   41,425,016    13,752,482     7,763,796    1,877,349
    Policyowners' surrenders.........................   (1,767,134)      (69,148)     (290,705)      (5,182)
    Policyowners' annuity and death benefits.........     (123,624)      (22,489)       (5,113)          --
    Net transfers from (to) Fixed Account............    9,224,798     1,917,938     1,178,214      149,329
    Transfers between Investment Divisions...........    5,787,228       911,110       706,355      591,097
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   54,546,284    16,489,893     9,352,547    2,612,593
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,074)       18,413        (6,235)        (392)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   61,720,742    17,849,086    11,352,680    2,871,159
NET ASSETS:
    Beginning of year................................   17,849,086            --     2,871,159           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $79,569,828   $17,849,086   $14,223,839   $2,871,159
                                                       ===========   ===========   ===========   ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through June 30, 2004.
(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       MFS(R) INVESTORS                MFS(R)                    MFS(R)            NEUBERGER BERMAN AMT
        TRUST SERIES--           RESEARCH SERIES--         UTILITIES SERIES--        MID-CAP GROWTH--
         SERVICE CLASS             SERVICE CLASS             SERVICE CLASS               CLASS S
    -----------------------   ------------------------   ----------------------   ----------------------
     2004(F)      2003(B)       2004(F)      2003(B)       2004(D)     2003(B)      2004(F)     2003(B)
    ----------------------------------------------------------------------------------------------------
    $  (26,813)  $   (4,088)  $   (25,827)  $   (6,664)  $  (118,759)  $   (295)  $   (42,285)  $ (1,867)
        25,554        2,765        37,936          890        32,251          4        44,444        231
            --           --            --           --            --         --            --         --
       301,264       69,400       501,466      119,316     4,016,228     11,177       597,813     27,641
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
       300,005       68,077       513,575      113,542     3,929,720     10,886       599,972     26,005
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     1,826,405      840,705     2,116,731    1,261,053    12,619,966    137,548     3,566,648    208,242
      (107,551)      (2,718)     (144,050)      (2,817)     (357,193)        --       (84,158)    (2,463)
        (5,251)          --        (4,190)          --       (49,452)        --            --         --
       478,904      177,860       538,998      189,489     2,379,686      9,469       730,692    262,967
        11,871       35,184       238,485      212,793    21,241,132        (17)      453,983     23,747
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,204,378    1,051,031     2,745,974    1,660,518    35,834,139    147,000     4,667,165    492,493
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
          (579)        (151)       (1,179)        (252)       (6,965)       (14)       (1,508)       (50)
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,503,804    1,118,957     3,258,370    1,773,808    39,756,894    157,872     5,265,629    518,448
     1,118,957           --     1,773,808           --       157,872         --       518,448         --
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
    $3,622,761   $1,118,957   $ 5,032,178   $1,773,808   $39,914,766   $157,872   $ 5,784,077   $518,448
    ==========   ==========   ===========   ==========   ===========   ========   ===========   ========

          Victory VIF
          Diversified
            Stock--
         Class A Shares
         --------------
            2004(e)
         --------------
          $     3,493
               18,027
                   --
              317,404
          -----------
              338,924
          -----------
            2,388,147
             (218,206)
                   --
              461,479
            2,885,624
          -----------
            5,517,044
          -----------
                 (499)
          -----------
            5,855,469
                   --
          -----------
          $ 5,855,469
          ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(1)
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(2)
MainStay VP S&P 500 Index--Initial Class(3)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(4)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(5)
MainStay VP S&P 500 Index--Service Class(6)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

  Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Growth Equity--Initial Class

  (2) Formerly MainStay VP Equity Income--Initial Class

  (3) Formerly MainStay VP Indexed Equity--Initial Class

  (4) Formerly MainStay VP Growth Equity--Service Class

  (5) Formerly MainStay VP Equity Income--Service Class

  (6) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay, Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Account.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of the Separate Account are as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Number of shares...................................        17,748                   17,355               199,759
Identified cost....................................      $242,308                 $522,767              $199,759


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Number of shares...................................        11,798                   26,107                   6,692
Identified cost....................................      $113,687                 $671,418                $ 57,088

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Purchases..........................................      $ 15,751                 $  5,367              $161,258
Proceeds from sales................................        60,025                   60,339               201,751


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Purchases..........................................      $ 23,667                 $ 25,087                $  9,319
Proceeds from sales................................         5,776                   70,550                   8,846

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         15,357            19,526            17,910             80,855             5,239             4,599             7,311
       $359,052          $209,812          $198,001           $724,782          $ 57,793           $45,514           $62,707

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         14,834            15,773             5,068             4,863             8,753             3,500             3,964
       $280,995          $238,331          $ 54,454          $ 48,171          $130,446           $30,526           $61,757


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $  7,686          $ 19,730          $ 20,059           $119,814          $ 24,068           $15,047           $19,567
         41,185            33,766            79,653            138,661             9,337             3,704            10,549

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  8,932          $ 11,348          $  5,093          $  7,904          $  3,176           $ 3,723           $ 7,063
         37,935            28,109             6,757             8,118            20,629             6,610            11,693

--------------------------------------------------------------------------------


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Number of shares..................       329              62                 485              215         25,511
Identified cost...................    $2,594          $  548            $  4,010          $ 1,539        $47,261

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Number of shares..................         194             460               9,450            2,612          4,386
Identified cost...................      $2,950          $6,809            $178,027          $37,665        $37,268


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Purchases.........................    $  644          $  283            $    917          $   397        $10,003
Proceeds from sales...............       452              72                 691              180          4,203

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Purchases.........................      $1,580          $2,200            $ 31,079          $25,882        $ 9,965
Proceeds from sales...............         566           3,443              12,452            3,185         10,547

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,187            14,496             9,491            24,677             9,583             1,782             2,791
        $26,124          $341,074          $213,356          $610,831          $397,716           $31,734           $46,849

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 9,054          $ 13,929          $ 16,459          $ 18,338          $  7,363           $ 1,379           $ 2,240
         11,801            27,637            22,891            99,408            53,952             4,463             6,149

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        4,107                  2,026                  1,496
Identified cost...................................     $ 56,354                $41,076                $27,827

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        5,475                  4,562                  2,063
Identified cost...................................     $122,598                $44,566                $32,901


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 38,871                $28,793                $19,406
Proceeds from sales...............................        2,306                  1,878                    849

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 88,793                $33,693                $23,466
Proceeds from sales...............................        2,338                  2,069                  2,119

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          6,044             3,379             25,778             3,190             2,878             5,276             5,837
        $64,877           $36,766           $250,872           $39,258           $32,649           $50,931           $63,293

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
          3,089             1,465             1,777             1,496             1,492               912                 92
        $46,311           $15,421          $ 18,239           $16,279           $12,535           $16,221            $ 1,549

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        $45,451           $28,215           $179,230           $31,887           $25,388           $39,936           $48,639
          2,498             4,925              5,781               597               653             4,408               741

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
        $34,628           $12,273          $ 14,582           $11,496           $ 9,161           $12,705            $ 1,572
          2,104               633             1,902             1,966               787               706                 23

--------------------------------------------------------------------------------

                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        2,265             3,290              2,766              2,489              2,587                766
Identified cost......      $18,976           $76,665            $62,739            $64,001            $61,360            $19,203


                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $13,015           $59,289            $47,936            $60,437            $39,703            $13,633
Proceeds from sales..        1,903               670              1,148              1,389              2,280              1,184

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
           202              332            1,969              327            3,579            1,293              535
        $3,265           $4,429          $35,986           $5,179          $72,695          $12,169           $5,555

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
        $2,421           $2,997          $36,069           $6,538          $57,391          $12,413           $5,936
           234              266              262            1,896            1,118            3,089              399

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity, AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:


                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                         CAPITAL
                                                                        BOND--                        APPRECIATION--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2004             2003             2004             2003
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       200              728              352              578
Units Redeemed..............................................    (2,470)          (2,394)          (3,337)          (2,779)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (2,270)          (1,666)          (2,985)          (2,201)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --               30                2                1
Units Redeemed..............................................       (25)             (79)             (24)             (15)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (25)             (49)             (22)             (14)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        37            2,704              227            1,861
Units Redeemed..............................................    (1,014)          (1,053)            (710)            (211)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (977)           1,651             (483)           1,650
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        43            1,268               55              577
Units Redeemed..............................................      (319)            (287)             (61)             (30)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (276)             981               (6)             547
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................         1               28               --                4
Units Redeemed..............................................        (9)              (8)              --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (8)              20               --                4
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        COMMON STOCK--    CONVERTIBLE--     GOVERNMENT--
      CASH MANAGEMENT       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    --------------------   ---------------   --------------   ---------------
     2004      2003(a)      2004     2003     2004    2003     2004     2003
    -------------------------------------------------------------------------
     12,261     16,976        191      286      201   1,318      205      801
    (42,654)   (94,625)    (1,712)  (1,556)  (1,016)  (707)   (3,140)  (4,878)
    -------    -------     ------   ------   ------   -----   ------   ------
    (30,393)   (77,649)    (1,521)  (1,270)    (815)   611    (2,935)  (4,077)
    =======    =======     ======   ======   ======   =====   ======   ======
      1,341      8,111          2        5        3     10        --       61
     (1,380)   (30,445)       (17)     (72)     (18)   (51)      (45)    (186)
    -------    -------     ------   ------   ------   -----   ------   ------
        (39)   (22,334)       (15)     (67)     (15)   (41)      (45)    (125)
    =======    =======     ======   ======   ======   =====   ======   ======
     23,814     38,546        142    1,067      112   2,022       19    3,379
    (32,703)   (55,519)      (374)    (321)    (280)  (171)   (1,213)  (2,204)
    -------    -------     ------   ------   ------   -----   ------   ------
     (8,889)   (16,973)      (232)     746     (168)  1,851   (1,194)   1,175
    =======    =======     ======   ======   ======   =====   ======   ======
     24,505     23,094         31      535       67    715        32    1,547
    (23,347)   (11,450)       (45)     (32)     (63)   (28)     (411)    (771)
    -------    -------     ------   ------   ------   -----   ------   ------
      1,158     11,644        (14)     503        4    687      (379)     776
    =======    =======     ======   ======   ======   =====   ======   ======
      3,216      2,390          5       20        7     14         2       47
     (2,910)      (469)        (1)      --       (3)    --       (16)     (15)
    -------    -------     ------   ------   ------   -----   ------   ------
        306      1,921          4       20        4     14       (14)      32
    =======    =======     ======   ======   ======   =====   ======   ======
     15,234      7,586         --       --       --     --        --       --
     (8,387)    (4,699)        --       --       --     --        --       --
    -------    -------     ------   ------   ------   -----   ------   ------
      6,847      2,887         --       --       --     --        --       --
    =======    =======     ======   ======   ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                      HIGH YIELD                     INTERNATIONAL
                                                                   CORPORATE BOND--                    EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                                -----------------------           -------------------
                                                                 2004             2003            2004           2003
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................       551            5,528           919             495
Units Redeemed..............................................    (3,313)          (2,766)          (223)          (199)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................    (2,762)           2,762           696             296
                                                                ======           ======           ====           ====
SERIES II POLICIES
Units Issued................................................        71              242            11             131
Units Redeemed..............................................       (50)            (122)           (4)           (120)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        21              120             7              11
                                                                ======           ======           ====           ====
SERIES III POLICIES
Units Issued................................................       305            5,210           357             712
Units Redeemed..............................................      (842)            (411)          (90)            (83)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................      (537)           4,799           267             629
                                                                ======           ======           ====           ====
SERIES IV POLICIES
Units Issued................................................       312            2,072            72             219
Units Redeemed..............................................      (151)             (89)          (12)             (8)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       161            1,983            60             211
                                                                ======           ======           ====           ====
SERIES V POLICIES
Units Issued................................................         3              110            21               4
Units Redeemed..............................................       (23)              (4)           --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       (20)             106            21               4
                                                                ======           ======           ====           ====
SERIES VI POLICIES
Units Issued................................................        --               --            --              --
Units Redeemed..............................................        --               --            --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        --               --            --              --
                                                                ======           ======           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
       MID CAP            MID CAP            MID CAP           S&P 500
       CORE--            GROWTH--            VALUE--           INDEX--
    INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    -------------   -------------------   --------------   ---------------
    2004    2003      2004       2003      2004    2003     2004     2003
    ----------------------------------------------------------------------
     894     585     1,473      2,332      1,617   1,161      393      707
    (175)   (212)     (566)      (102)      (465)  (338)   (2,604)  (2,167)
    ----    ----     -----      -----     ------   -----   ------   ------
     719     373       907      2,230      1,152    823    (2,211)  (1,460)
    ====    ====     =====      =====     ======   =====   ======   ======
      --       8         6          6         11      8        17       24
      (4)     (1)       (2)        (6)        (9)   (10)      (34)     (47)
    ----    ----     -----      -----     ------   -----   ------   ------
      (4)      7         4         --          2     (2)      (17)     (23)
    ====    ====     =====      =====     ======   =====   ======   ======
     184     641       212      1,364        496   1,215      451    3,350
     (42)    (21)     (155)       (69)      (144)  (118)     (463)    (303)
    ----    ----     -----      -----     ------   -----   ------   ------
     142     620        57      1,295        352   1,097      (12)   3,047
    ====    ====     =====      =====     ======   =====   ======   ======
      69     253        98        409        104    726       175    1,231
     (17)    (12)      (33)       (16)       (60)   (34)      (79)     (52)
    ----    ----     -----      -----     ------   -----   ------   ------
      52     241        65        393         44    692        96    1,179
    ====    ====     =====      =====     ======   =====   ======   ======
      --       3        --          5          5     15        12       13
      (2)     --        (1)        --         (2)    --        (2)      --
    ----    ----     -----      -----     ------   -----   ------   ------
      (2)      3        (1)         5          3     15        10       13
    ====    ====     =====      =====     ======   =====   ======   ======
      --      --        --         --         --     --        --       --
      --      --        --         --         --     --        --       --
    ----    ----     -----      -----     ------   -----   ------   ------
      --      --        --         --         --     --        --       --
    ====    ====     =====      =====     ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                      MAINSTAY VP
                                                       SMALL CAP        MAINSTAY VP
                                                        GROWTH--      TOTAL RETURN--
                                                     INITIAL CLASS     INITIAL CLASS
                                                     --------------   ---------------
                                                     2004     2003     2004     2003
                                                     --------------------------------
SERIES I POLICIES
Units Issued.......................................   476    1,825       185      268
Units Redeemed.....................................  (278)    (248)   (1,794)  (1,327)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   198    1,577    (1,609)  (1,059)
                                                     ====    =====    ======   ======
SERIES II POLICIES
Units Issued.......................................     2        7         2        4
Units Redeemed.....................................    (3)      (2)     (156)     (40)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       5      (154)     (36)
                                                     ====    =====    ======   ======
SERIES III POLICIES
Units Issued.......................................    73    1,184        65    1,241
Units Redeemed.....................................  (148)     (87)     (166)    (135)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   (75)   1,097      (101)   1,106
                                                     ====    =====    ======   ======
SERIES IV POLICIES
Units Issued.......................................    36      504        33      435
Units Redeemed.....................................   (36)     (21)      (44)     (24)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --      483       (11)     411
                                                     ====    =====    ======   ======
SERIES V POLICIES
Units Issued.......................................    --        9         5       26
Units Redeemed.....................................    (1)      --        (2)      (1)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       9         3       25
                                                     ====    =====    ======   ======
SERIES VI POLICIES
Units Issued.......................................    --       --        --       --
Units Redeemed.....................................    --       --        --       --
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --       --        --       --
                                                     ====    =====    ======   ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                         MAINSTAY VP        MAINSTAY VP       EAGLE ASSET
      MAINSTAY VP     AMERICAN CENTURY     DREYFUS LARGE      MANAGEMENT
        VALUE--       INCOME & GROWTH--   COMPANY VALUE--   GROWTH EQUITY--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2004     2003     2004      2003     2004     2003      2004     2003
    -----------------------------------------------------------------------
       213      451     145        221     232       301       113     176
    (1,062)  (1,053)   (368)    (1,308)   (297)   (1,208)   (1,316)   (733)
    ------   ------    ----     ------    ----    ------    ------    ----
      (849)    (602)   (223)    (1,087)    (65)     (907)   (1,203)   (557)
    ======   ======    ====     ======    ====    ======    ======    ====
        --       10      --         10       1         3         1      13
       (14)     (15)     (3)        (5)     (3)       (4)      (21)     (9)
    ------   ------    ----     ------    ----    ------    ------    ----
       (14)      (5)     (3)         5      (2)       (1)      (20)      4
    ======   ======    ====     ======    ====    ======    ======    ====
       223    1,046     111        488     139       540        89     989
      (207)    (141)    (79)       (68)    (92)      (53)     (500)   (142)
    ------   ------    ----     ------    ----    ------    ------    ----
        16      905      32        420      47       487      (411)    847
    ======   ======    ====     ======    ====    ======    ======    ====
        45      685      28        132      15       194        31     235
       (57)     (43)     (9)        (2)    (12)      (14)      (29)    (14)
    ------   ------    ----     ------    ----    ------    ------    ----
       (12)     642      19        130       3       180         2     221
    ======   ======    ====     ======    ====    ======    ======    ====
         1       16       1         --      16         3         3       4
        (2)      --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        (1)      16       1         --      16         3         3       4
    ======   ======    ====     ======    ====    ======    ======    ====
        --       --      --         --      --        --        --      --
        --       --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        --       --      --         --      --        --        --      --
    ======   ======    ====     ======    ====    ======    ======    ====

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2004       2003        2004         2003
                                                     ---------------------------------------------
SERIES I POLICIES
Units Issued.......................................      29        581         112          338
Units Redeemed.....................................    (306)      (380)       (591)        (536)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................    (277)       201        (479)        (198)
                                                       ====       ====        ====         ====
SERIES II POLICIES
Units Issued.......................................      --         12           6            6
Units Redeemed.....................................      (7)        (3)        (11)         (34)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      (7)         9          (5)         (28)
                                                       ====       ====        ====         ====
SERIES III POLICIES
Units Issued.......................................      33        455         260          778
Units Redeemed.....................................     (77)       (18)       (200)        (212)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................     (44)       437          60          566
                                                       ====       ====        ====         ====
SERIES IV POLICIES
Units Issued.......................................      12         92          20          135
Units Redeemed.....................................      (5)        (2)        (10)          (6)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................       7         90          10          129
                                                       ====       ====        ====         ====
SERIES V POLICIES
Units Issued.......................................      --          1           5            4
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --          1           5            4
                                                       ====       ====        ====         ====
SERIES VI POLICIES
Units Issued.......................................      --         --          --           --
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --         --          --           --
                                                       ====       ====        ====         ====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND     LARGE CAP FUND    MID CAP FUND
    --------------   --------------   --------------   --------------
    2004   2003(a)   2004   2003(a)   2004   2003(a)   2004   2003(a)
    -----------------------------------------------------------------
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     32       68      10      16       45      125      28      51
    (37)     (14)     (2)     (1)     (63)     (32)    (18)     (8)
    ---      ---     ----     --      ---      ---     ---      --
     (5)      54       8      15      (18)      93      10      43
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     24       12      10       3       40       12      14       7
     (2)      --      (1)     --       (3)      --      (1)     --
    ---      ---     ----     --      ---      ---     ---      --
     22       12       9       3       37       12      13       7
    ===      ===     ====     ==      ===      ===     ===      ==

--------------------------------------------------------------------------------



                                                        CALVERT            DREYFUS IP
                                                         SOCIAL       TECHNOLOGY GROWTH--
                                                        BALANCED         INITIAL SHARES
                                                     --------------   --------------------
                                                     2004   2003(a)     2004       2003
                                                     -------------------------------------
SERIES I POLICIES
Units Issued.......................................  163      155         68       1,387
Units Redeemed.....................................  (134)   (127)      (159)       (175)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   29       28        (91)      1,212
                                                     ====    ====       ====       =====
SERIES II POLICIES
Units Issued.......................................    4        2         --           4
Units Redeemed.....................................   (1)      (3)        (6)         (9)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................    3       (1)        (6)         (5)
                                                     ====    ====       ====       =====
SERIES III POLICIES
Units Issued.......................................  230      502         25         963
Units Redeemed.....................................  (59)     (31)      (274)       (106)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  171      471       (249)        857
                                                     ====    ====       ====       =====
SERIES IV POLICIES
Units Issued.......................................  184      175         34         162
Units Redeemed.....................................  (12)      (3)       (13)         (6)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  172      172         21         156
                                                     ====    ====       ====       =====
SERIES V POLICIES
Units Issued.......................................   54        5          2           2
Units Redeemed.....................................   --       --         (2)         --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   54        5         --           2
                                                     ====    ====       ====       =====
SERIES VI POLICIES
Units Issued.......................................  107       43         --          --
Units Redeemed.....................................   (4)      --         --          --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  103       43         --          --
                                                     ====    ====       ====       =====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------
       794      678      684      645      390      662      265      419
    (1,424)  (1,200)  (1,138)  (1,014)  (4,203)  (3,784)  (3,117)  (3,175)
    ------   ------   ------   ------   ------   ------   ------   ------
      (630)    (522)    (454)    (369)  (3,813)  (3,122)  (2,852)  (2,756)
    ======   ======   ======   ======   ======   ======   ======   ======
        17       14       52       14        5       18        2        5
       (20)      (6)     (17)      (7)     (64)     (37)     (31)     (23)
    ------   ------   ------   ------   ------   ------   ------   ------
        (3)       8       35        7      (59)     (19)     (29)     (18)
    ======   ======   ======   ======   ======   ======   ======   ======
       492    2,104      218    1,194      118    2,516       55    1,043
      (351)    (247)    (301)    (198)  (1,147)    (633)    (670)    (370)
    ------   ------   ------   ------   ------   ------   ------   ------
       141    1,857      (83)     996   (1,029)   1,883     (615)     673
    ======   ======   ======   ======   ======   ======   ======   ======
       127      682       71      526       87    1,225       37      414
       (48)     (37)     (43)     (23)    (203)     (77)     (84)     (22)
    ------   ------   ------   ------   ------   ------   ------   ------
        79      645       28      503     (116)   1,148      (47)     392
    ======   ======   ======   ======   ======   ======   ======   ======
         7       27       23       27       10       47        4        7
        (2)      (1)      (2)      (1)      (1)      (8)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------
         5       26       21       26        9       39        4        7
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)           MFS(R)
                                                     INVESTORS TRUST     RESEARCH      MFS(R) UTILITIES
                                                        SERIES--         SERIES--          SERIES--
                                                      INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
                                                     ---------------   -------------   -----------------
                                                      2004     2003    2004    2003     2004      2003
                                                     ---------------------------------------------------
SERIES I POLICIES
Units Issued.......................................     43       90      63     101       80        57
Units Redeemed.....................................   (329)    (343)   (420)   (429)     (22)       (5)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................   (286)    (253)   (357)   (328)      58        52
                                                      ====     ====    ====    ====      ===       ===
SERIES II POLICIES
Units Issued.......................................     --        5      --       1       --         2
Units Redeemed.....................................     (1)      (1)     (7)     (5)      --        (1)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (1)       4      (7)     (4)      --         1
                                                      ====     ====    ====    ====      ===       ===
SERIES III POLICIES
Units Issued.......................................     21      145      33     206       68        82
Units Redeemed.....................................    (61)     (63)   (104)    (77)     (22)      (10)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................    (40)      82     (71)    129       46        72
                                                      ====     ====    ====    ====      ===       ===
SERIES IV POLICIES
Units Issued.......................................      8       71       4      64       --         4
Units Redeemed.....................................    (11)      (2)     (9)     (2)      --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (3)      69      (5)     62       --         4
                                                      ====     ====    ====    ====      ===       ===
SERIES V POLICIES
Units Issued.......................................      1        6       1       1        2         1
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................      1        6       1       1        2         1
                                                      ====     ====    ====    ====      ===       ===
SERIES VI POLICIES
Units Issued.......................................     --       --      --      --       --        --
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     --       --      --      --       --        --
                                                      ====     ====    ====    ====      ===       ===

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            VAN KAMPEN
    NEUBERGER BERMAN                                           UIF
       AMT MID-CAP      T. ROWE PRICE      VAN ECK           EMERGING
        GROWTH--        EQUITY INCOME     WORLDWIDE      MARKETS EQUITY--
         CLASS I          PORTFOLIO      HARD ASSETS         CLASS I
    -----------------   -------------   --------------   ----------------
     2004      2003     2004    2003    2004   2003(a)   2004      2003
    ---------------------------------------------------------------------
       14       279     1,539   1,172   559      183      221       233
     (135)      (17)    (767)   (603)   (93)     (92)    (306)     (285)
     ----       ---     -----   -----   ----     ---     ----      ----
     (121)      262      772     569    466       91      (85)      (52)
     ====       ===     =====   =====   ====     ===     ====      ====
        2         6        9      33      6       11       11        74
       (4)       (2)     (27)    (13)    (2)      (2)     (85)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (2)        4      (18)     20      4        9      (74)       71
     ====       ===     =====   =====   ====     ===     ====      ====
       12       212      534    1,439   622      227       86       238
      (26)      (19)    (257)   (218)   (31)     (27)     (40)      (29)
     ----       ---     -----   -----   ----     ---     ----      ----
      (14)      193      277    1,221   591      200       46       209
     ====       ===     =====   =====   ====     ===     ====      ====
        1        36      134     690    370       84       34        55
       (4)       (1)     (64)    (26)   (11)      (2)      (5)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (3)       35       70     664    359       82       29        52
     ====       ===     =====   =====   ====     ===     ====      ====
        1         7       14      32     17        4        2         1
       --        --       (5)     (1)    (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
        1         7        9      31     16        4        2         1
     ====       ===     =====   =====   ====     ===     ====      ====
       --        --       --      --    224       26       --        --
       --        --       --      --     (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
       --        --       --      --    223       26       --        --
     ====       ===     =====   =====   ====     ===     ====      ====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                    BOND--                      CAPITAL APPRECIATION--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       462              318               423               250
Units Redeemed.........................................       (21)             (22)              (18)               (2)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       441              296               405               248
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,352              644               990               475
Units Redeemed.........................................       (56)              (4)              (68)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,296              640               922               474
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................     1,111              602               563               407
Units Redeemed.........................................       (54)             (10)              (43)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,057              592               520               406
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        99               43                31                 8
Units Redeemed.........................................        (4)              (2)               (1)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        95               41                30                 8
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       653              339               595               198
Units Redeemed.........................................       (79)              (1)              (18)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       574              338               577               197
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         HIGH YIELD
      COMMON STOCK--       CONVERTIBLE--       GOVERNMENT--      CORPORATE BOND--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
     -----------------   -----------------   -----------------   -----------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)
     -----------------------------------------------------------------------------
       237       162        570      348       380       289      1,803       929
       (12)       --        (33)      (1)      (38)      (17)       (80)       (9)
       ---       ---      -----      ---       ---       ---      -----     -----
       225       162        537      347       342       272      1,723       920
       ===       ===      =====      ===       ===       ===      =====     =====
        --        --          2       --        --        --          6        --
        --        --         --       --        --        --         --        --
       ---       ---      -----      ---       ---       ---      -----     -----
        --        --          2       --        --        --          6        --
       ===       ===      =====      ===       ===       ===      =====     =====
       574       274      1,393      709       924       433      5,247     2,521
       (15)       (1)       (61)      (2)      (36)      (11)      (186)      (26)
       ---       ---      -----      ---       ---       ---      -----     -----
       559       273      1,332      707       888       422      5,061     2,495
       ===       ===      =====      ===       ===       ===      =====     =====
       546       294      1,153      649       768       435      3,999     2,234
       (29)       (1)       (43)      (5)      (57)      (10)      (182)      (10)
       ---       ---      -----      ---       ---       ---      -----     -----
       517       293      1,110      644       711       425      3,817     2,224
       ===       ===      =====      ===       ===       ===      =====     =====
        14         4         81       49        54        43        491       256
        --        (1)        (1)      --       (25)       --        (49)       (1)
       ---       ---      -----      ---       ---       ---      -----     -----
        14         3         80       49        29        43        442       255
       ===       ===      =====      ===       ===       ===      =====     =====
       290       130        875      317       386       186      2,423       811
        (3)       --        (71)      (1)      (84)       (1)       (59)       (2)
       ---       ---      -----      ---       ---       ---      -----     -----
       287       130        804      316       302       185      2,364       809
       ===       ===      =====      ===       ===       ===      =====     =====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                            INTERNATIONAL EQUITY--                  MID CAP CORE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       336              114               300               126
Units Redeemed.........................................        (9)              --               (11)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       327              114               289               125
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,028              255               718               237
Units Redeemed.........................................       (20)              (1)              (24)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,008              254               694               237
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................       815              247               513               229
Units Redeemed.........................................       (34)              (1)              (22)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       781              246               491               228
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        46                7                31                16
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        46                7                31                16
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       464              121               452               113
Units Redeemed.........................................        (7)              --                (5)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       457              121               447               113
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
     MID CAP GROWTH--     MID CAP VALUE--     S&P 500 INDEX--    SMALL CAP GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
        477      198        497      208      1,155       609      421        194
        (21)      (1)       (16)      (1)       (48)       (3)     (20)        (2)
      -----      ---      -----      ---      -----     -----      ---        ---
        456      197        481      207      1,107       606      401        192
      =====      ===      =====      ===      =====     =====      ===        ===
          1       --          3       --          2        --        1         --
         --       --         --       --         --        --       --         --
      -----      ---      -----      ---      -----     -----      ---        ---
          1       --          3       --          2        --        1         --
      =====      ===      =====      ===      =====     =====      ===        ===
      1,097      434      1,402      559      3,126     1,219      942        385
        (37)      (1)       (42)     (10)       (80)       (4)     (61)        (1)
      -----      ---      -----      ---      -----     -----      ---        ---
      1,060      433      1,360      549      3,046     1,215      881        384
      =====      ===      =====      ===      =====     =====      ===        ===
        833      433      1,175      445      2,188     1,040      807        356
        (41)      (1)       (37)      (3)       (94)       (2)     (38)        (3)
      -----      ---      -----      ---      -----     -----      ---        ---
        792      432      1,138      442      2,094     1,038      769        353
      =====      ===      =====      ===      =====     =====      ===        ===
         46       16         53       11        117       121       43          8
         (1)      --         (1)      --         (8)       (1)      --         --
      -----      ---      -----      ---      -----     -----      ---        ---
         45       16         52       11        109       120       43          8
      =====      ===      =====      ===      =====     =====      ===        ===
        602      245        880      219      1,201       417      608        180
        (38)      (1)       (18)      (1)       (55)       (3)     (52)        --
      -----      ---      -----      ---      -----     -----      ---        ---
        564      244        862      218      1,146       414      556        180
      =====      ===      =====      ===      =====     =====      ===        ===

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                TOTAL RETURN--                          VALUE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      348               172                425              224
Units Redeemed.........................................      (18)               (1)               (15)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      330               171                410              223
                                                             ===               ===              =====              ===
SERIES II POLICIES
Units Issued...........................................       --                --                  1               --
Units Redeemed.........................................       --                --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       --                --                  1               --
                                                             ===               ===              =====              ===
SERIES III POLICIES
Units Issued...........................................      869               401              1,138              442
Units Redeemed.........................................      (59)               (2)               (32)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      810               399              1,106              441
                                                             ===               ===              =====              ===
SERIES IV POLICIES
Units Issued...........................................      478               300                735              393
Units Redeemed.........................................      (28)               (1)               (26)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      450               299                709              392
                                                             ===               ===              =====              ===
SERIES V POLICIES
Units Issued...........................................       30                15                 29               14
Units Redeemed.........................................       (1)               --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       29                15                 29               14
                                                             ===               ===              =====              ===
SERIES VI POLICIES
Units Issued...........................................      395               207                511              185
Units Redeemed.........................................      (48)               (2)               (17)              --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      347               205                494              185
                                                             ===               ===              =====              ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         EAGLE ASSET          MAINSTAY VP
     AMERICAN CENTURY      DREYFUS LARGE     MANAGEMENT GROWTH       LORD ABBETT
     INCOME & GROWTH--    COMPANY VALUE--        EQUITY--        DEVELOPING GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
       157        45       189        73       129        74       109         56
        (2)       --       (11)       --       (12)       --        (3)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       155        45       178        73       117        74       106         55
       ===       ===       ===       ===       ===       ===       ===        ===
         1        --        --        --        --        --        --         --
        --        --        --        --        --        --        --         --
       ---       ---       ---       ---       ---       ---       ---        ---
         1        --        --        --        --        --        --         --
       ===       ===       ===       ===       ===       ===       ===        ===
       312       127       396       160       400       248       283        127
       (15)       (1)      (15)       --       (49)       (1)      (10)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       297       126       381       160       351       247       273        127
       ===       ===       ===       ===       ===       ===       ===        ===
       301       124       296       181       326       202       255        118
       (14)       (1)      (16)       --       (47)       (1)      (15)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       287       123       280       181       279       201       240        117
       ===       ===       ===       ===       ===       ===       ===        ===
        22         2        34        12        20         6         9          6
        --        --        (1)       --        --        --        (1)        --
       ---       ---       ---       ---       ---       ---       ---        ---
        22         2        33        12        20         6         8          6
       ===       ===       ===       ===       ===       ===       ===        ===
       236        53       235        80       197       114       127         61
        (7)       --        (6)       --       (54)       --        (6)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       229        53       229        80       143       114       121         61
       ===       ===       ===       ===       ===       ===       ===        ===

--------------------------------------------------------------------------------


                                                                 COLONIAL SMALL CAP
                                           ALGER AMERICAN           VALUE FUND,       DREYFUS IP TECHNOLOGY
                                       SMALL CAPITALIZATION--    VARIABLE SERIES--          GROWTH--
                                           CLASS S SHARES             CLASS B            SERVICE SHARES
                                       -----------------------   ------------------   ---------------------
                                        2004(f)      2003(b)          2004(g)          2004(f)     2003(b)
                                       --------------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     161           55               49              191         105
Units Redeemed.......................      (6)          --               --              (18)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     155           55               49              173         104
                                          ===          ===              ===              ===         ===
SERIES II POLICIES
Units Issued.........................       1           --                1               --          --
Units Redeemed.......................      --           --               --               --          --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............       1           --                1               --          --
                                          ===          ===              ===              ===         ===
SERIES III POLICIES
Units Issued.........................     332          130               29              396         248
Units Redeemed.......................     (10)          --               --              (19)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     322          130               29              377         247
                                          ===          ===              ===              ===         ===
SERIES IV POLICIES
Units Issued.........................     315          132               41              307         230
Units Redeemed.......................     (15)          --               --              (25)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     300          132               41              282         230
                                          ===          ===              ===              ===         ===
SERIES V POLICIES
Units Issued.........................      17            2               --               11           9
Units Redeemed.......................      (1)          --               --               (2)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............      16            2               --                9           9
                                          ===          ===              ===              ===         ===
SERIES VI POLICIES
Units Issued.........................     166           41               27              173         112
Units Redeemed.......................      (2)          --               --              (30)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     164           41               27              143         112
                                          ===          ===              ===              ===         ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      FIDELITY(R) VIP     FIDELITY(R) VIP      FIDELITY(R)        JANUS ASPEN
      CONTRAFUND(R)--     EQUITY-INCOME--     VIP MID CAP--    SERIES BALANCED--
      SERVICE CLASS 2     SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
     -----------------   -----------------   ---------------   ------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004    2003(c)   2004(f)   2003(b)
     ----------------------------------------------------------------------------
        661      321        578      253     1,908     199        538      413
        (24)      (3)       (19)      (2)     (70)      --        (24)      (3)
      -----      ---      -----      ---     -----     ---      -----      ---
        637      318        559      251     1,838     199        514      410
      =====      ===      =====      ===     =====     ===      =====      ===
          3       --          1       --        7       --          1       --
         --       --         --       --       --       --         --       --
      -----      ---      -----      ---     -----     ---      -----      ---
          3       --          1       --        7       --          1       --
      =====      ===      =====      ===     =====     ===      =====      ===
      1,688      617      1,379      505     1,452     110      1,179      781
        (38)      (1)       (31)      (1)     (22)      (3)       (63)      (2)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,650      616      1,348      504     1,430     107      1,116      779
      =====      ===      =====      ===     =====     ===      =====      ===
      1,580      469      1,174      424      951       95      1,202      726
        (43)      (2)       (53)      (3)     (26)      --        (55)      (4)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,537      467      1,121      421      925       95      1,147      722
      =====      ===      =====      ===     =====     ===      =====      ===
        113       29        123       71       77        4         83       42
         (2)      (1)       (11)      --       --       --        (24)      --
      -----      ---      -----      ---     -----     ---      -----      ---
        111       28        112       71       77        4         59       42
      =====      ===      =====      ===     =====     ===      =====      ===
        977      219        889      261      625       44        652      388
        (22)      --        (18)      (1)      (5)      --        (35)      (1)
      -----      ---      -----      ---     -----     ---      -----      ---
        955      219        871      260      620       44        617      387
      =====      ===      =====      ===     =====     ===      =====      ===

--------------------------------------------------------------------------------



                                                              JANUS ASPEN SERIES                   MFS(R) INVESTORS
                                                              WORLDWIDE GROWTH--                    TRUST SERIES--
                                                                SERVICE SHARES                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      188               122               60                12
Units Redeemed.........................................      (12)               (1)              (2)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      176               121               58                12
                                                             ===               ===               ==                ==
SERIES II POLICIES
Units Issued...........................................       --                --               --                --
Units Redeemed.........................................       --                --               --                --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       --                --               --                --
                                                             ===               ===               ==                ==
SERIES III POLICIES
Units Issued...........................................      431               223               46                32
Units Redeemed.........................................      (19)               --               (2)               (3)
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      412               223               44                29
                                                             ===               ===               ==                ==
SERIES IV POLICIES
Units Issued...........................................      349               196               53                43
Units Redeemed.........................................      (29)               (1)              (5)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      320               195               48                43
                                                             ===               ===               ==                ==
SERIES V POLICIES
Units Issued...........................................       33                 2                3                 1
Units Redeemed.........................................       (2)               --               (1)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       31                 2                2                 1
                                                             ===               ===               ==                ==
SERIES VI POLICIES
Units Issued...........................................      167                88               53                17
Units Redeemed.........................................       (5)               --               (4)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      162                88               49                17
                                                             ===               ===               ==                ==

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                               NEUBERGER BERMAN
          MFS(R)               MFS(R)             AMT MID-CAP        T. ROWE PRICE
     RESEARCH SERIES--   UTILITIES SERIES--        GROWTH--          EQUITY INCOME
       SERVICE CLASS        SERVICE CLASS           CLASS S          PORTFOLIO--II
     -----------------   -------------------   -----------------   -----------------
     2004(f)   2003(b)   2004(d)    2003(b)    2004(f)   2003(b)   2004(f)   2003(b)
     -------------------------------------------------------------------------------
       42        35       1,111        --        110        1         563      228
       (3)       --         (19)       --         (2)      --         (22)      (4)
       --        --       -----        --        ---       --       -----      ---
       39        35       1,092        --        108        1         541      224
       ==        ==       =====        ==        ===       ==       =====      ===
       --        --          12        --         --       --           2       --
       --        --          --        --         --       --          --       --
       --        --       -----        --        ---       --       -----      ---
       --        --          12        --         --       --           2       --
       ==        ==       =====        ==        ===       ==       =====      ===
       77        58         761         7        122       10       1,651      519
       (5)       --          (5)       --         (2)      --         (41)      (1)
       --        --       -----        --        ---       --       -----      ---
       72        58         756         7        120       10       1,610      518
       ==        ==       =====        ==        ===       ==       =====      ===
       92        43         445         5         95       24       1,532      481
       (4)       --          (6)       --         (3)      --         (69)      (3)
       --        --       -----        --        ---       --       -----      ---
       88        43         439         5         92       24       1,463      478
       ==        ==       =====        ==        ===       ==       =====      ===
        1         1          27         1         18        7         162       85
       --        --          --        --         (1)      --          (9)      (1)
       --        --       -----        --        ---       --       -----      ---
        1         1          27         1         17        7         153       84
       ==        ==       =====        ==        ===       ==       =====      ===
       44        25         452        --        150        5         963      292
       (1)       --          (1)       --        (79)      --         (22)      --
       --        --       -----        --        ---       --       -----      ---
       43        25         451        --         71        5         941      292
       ==        ==       =====        ==        ===       ==       =====      ===

--------------------------------------------------------------------------------



                                                                     VAN KAMPEN UIF                  VICTORY VIF
                                                                        EMERGING                     DIVERSIFIED
                                                                    MARKETS EQUITY--                   STOCK--
                                                                        CLASS II                    CLASS A SHARES
                                                                -------------------------           --------------
                                                                2004(f)           2003(b)              2004(e)
                                                                --------------------------------------------------
SERIES I POLICIES
Units Issued................................................      109                31                  202
Units Redeemed..............................................       (6)               --                  (18)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      103                31                  184
                                                                  ===               ===                  ===
SERIES II POLICIES
Units Issued................................................       --                --                   --
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................       --                --                   --
                                                                  ===               ===                  ===
SERIES III POLICIES
Units Issued................................................      230               108                  107
Units Redeemed..............................................      (33)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      197               108                  106
                                                                  ===               ===                  ===
SERIES IV POLICIES
Units Issued................................................      239                53                  148
Units Redeemed..............................................       (5)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      234                53                  147
                                                                  ===               ===                  ===
SERIES V POLICIES
Units Issued................................................        6                --                    1
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................        6                --                    1
                                                                  ===               ===                  ===
SERIES VI POLICIES
Units Issued................................................      125                22                   91
Units Redeemed..............................................       (3)               --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      122                22                   91
                                                                  ===               ===                  ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001 and 2000:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ---------------------------------------------------
                                                         2004       2003       2002       2001      2000
                                                       ---------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $165,678   $196,827   $216,196   $158,984   $85,728
Units Outstanding..................................      10,346     12,616     14,282     11,339     6,588
Variable Accumulation Unit Value...................    $  16.01   $  15.60   $  15.14   $  14.02   $ 13.01
Total Return.......................................        2.6%       3.1%       8.0%       7.8%      8.3%
Investment Income Ratio............................        3.3%       3.7%       5.1%       6.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,250   $  1,536   $  2,094   $  1,100   $   167
Units Outstanding..................................          96        121        170         96        16
Variable Accumulation Unit Value...................    $  13.00   $  12.68   $  12.32   $  11.43   $ 10.62
Total Return.......................................        2.5%       2.9%       7.8%       7.6%      6.2%
Investment Income Ratio............................        3.2%       3.3%       5.5%       6.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,616   $ 64,492   $ 42,745   $  7,920   $   188
Units Outstanding..................................       4,212      5,189      3,538        706        18
Variable Accumulation Unit Value...................    $  12.73   $  12.43   $  12.08   $  11.21   $ 10.43
Total Return.......................................        2.4%       2.9%       7.7%       7.5%      4.3%
Investment Income Ratio............................        3.3%       4.2%       8.5%      13.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,522   $ 17,219   $  6,150   $     --   $    --
Units Outstanding..................................       1,276      1,552        571         --        --
Variable Accumulation Unit Value...................    $  11.39   $  11.10   $  10.77   $     --   $    --
Total Return.......................................        2.6%       3.0%       7.7%         --        --
Investment Income Ratio............................        3.4%       4.8%      18.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    274   $    356   $    137   $     --   $    --
Units Outstanding..................................          25         33         13         --        --
Variable Accumulation Unit Value...................    $  11.03   $  10.80   $  10.52   $     --   $    --
Total Return.......................................        2.2%       2.6%       5.2%         --        --
Investment Income Ratio............................        3.2%       4.5%      23.5%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $    --
Units Outstanding..................................          --         --         --         --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $    --
Total Return.......................................          --         --         --         --        --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
          -----------------------------------------------------------------------------------------------------------
          $338,179   $377,779   $330,249   $553,783   $748,887   $125,022   $163,925   $263,444   $260,067   $164,643
            20,255     23,240     25,441     29,099     29,793    100,042    130,435    208,084    205,310    133,091
          $  16.70   $  16.26   $  12.98   $  19.03   $  25.14   $   1.25   $   1.26   $   1.27   $   1.27   $   1.24
              2.7%      25.2%     (31.8%)    (24.3%)    (12.0%)     (0.6%)     (0.7%)     (0.1%)      2.4%       4.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.3%       3.6%

          $    862   $    976   $    847   $  1,333   $  1,171   $  3,728   $  3,796   $ 27,216   $ 16,214   $  4,180
               138        160        174        186        123      3,618      3,657     25,991     15,454      4,074
          $   6.26   $   6.11   $   4.88   $   7.17   $   9.48   $   1.03   $   1.04   $   1.05   $   1.05   $   1.03
              2.6%      25.0%     (31.9%)    (24.4%)     (5.2%)     (0.7%)     (0.9%)     (0.2%)      2.3%       2.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.4%       3.4%

          $ 23,810   $ 25,919   $ 13,383   $ 11,161   $  1,817   $ 40,778   $ 50,236   $ 68,335   $ 31,624   $  2,635
             4,168      4,651      3,001      1,704        210     39,941     48,830     65,803     30,376      2,586
          $   5.71   $   5.57   $   4.46   $   6.55   $   8.67   $   1.02   $   1.03   $   1.04   $   1.04   $   1.02
              2.5%      25.0%     (31.9%)    (24.5%)    (13.3%)     (0.8%)     (0.9%)     (0.3%)      2.1%       1.9%
              0.2%       0.3%       0.1%       0.2%                  0.8%       0.7%       1.3%       3.0%

          $  8,988   $  8,812   $  2,958   $     --   $     --   $ 17,481   $ 16,441   $  4,942   $     --   $     --
               937        943        396         --         --     17,751     16,593      4,949         --         --
          $   9.59   $   9.34   $   7.46   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.7%      25.2%     (25.4%)        --         --      (0.6%)     (0.8%)     (0.1%)        --         --
              0.2%       0.3%       0.5%         --                  0.9%       0.6%       1.1%         --

          $     58   $     60   $     14   $     --   $     --   $  2,339   $  2,061   $    170   $     --   $     --
                 5          5          1         --         --      2,397      2,091        170         --         --
          $  11.73   $  11.47   $   9.20   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.2%      24.7%      (8.0%)        --         --      (1.0%)     (1.2%)     (0.3%)        --         --
              0.3%       0.3%       1.1%         --                  0.8%       0.6%       1.0%         --

          $     --   $     --   $     --   $     --   $     --   $  9,581   $  2,868   $     --   $     --   $     --
                --         --         --         --         --      9,734      2,887         --         --         --
          $     --   $     --   $     --   $     --   $     --   $   0.98   $   0.99   $     --   $     --   $     --
                --         --         --         --         --      (0.9%)     (0.7%)        --         --         --
                --         --         --         --                  1.0%       0.6%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   COMMON STOCK--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $270,485   $278,265   $244,017   $359,198   $419,759
Units Outstanding..................................      12,168     13,689     14,959     16,447     15,714
Variable Accumulation Unit Value...................    $  22.23   $  20.33   $  16.31   $  21.84   $  26.71
Total Return.......................................        9.4%      24.6%     (25.3%)    (18.2%)     (4.7%)
Investment Income Ratio............................        1.4%       1.0%       0.9%       0.7%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,065   $  1,077   $  1,249   $  1,763   $  1,300
Units Outstanding..................................         137        152        219        230        139
Variable Accumulation Unit Value...................    $   7.75   $   7.10   $   5.71   $   7.65   $   9.37
Total Return.......................................        9.2%      24.4%     (25.4%)    (18.4%)     (6.3%)
Investment Income Ratio............................        1.4%       0.9%       0.9%       0.7%

SERIES III POLICIES (c)
Net Assets.........................................    $ 32,680   $ 31,601   $ 21,125   $ 15,827   $  1,542
Units Outstanding..................................       4,192      4,424      3,678      2,054        163
Variable Accumulation Unit Value...................    $   7.80   $   7.14   $   5.74   $   7.70   $   9.44
Total Return.......................................        9.1%      24.4%     (25.5%)    (18.4%)     (5.6%)
Investment Income Ratio............................        1.4%       1.2%       1.2%       1.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  9,421   $  8,754   $  2,967   $     --   $     --
Units Outstanding..................................         856        870        367         --         --
Variable Accumulation Unit Value...................    $  11.00   $  10.07   $   8.08   $     --   $     --
Total Return.......................................        9.3%      24.6%     (19.2%)        --         --
Investment Income Ratio............................        1.4%       1.3%       4.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    325   $    247   $     19   $     --   $     --
Units Outstanding..................................          26         22          2         --         --
Variable Accumulation Unit Value...................    $  12.38   $  11.37   $   9.16   $     --   $     --
Total Return.......................................        8.9%      24.1%      (8.4%)        --         --
Investment Income Ratio............................        1.6%       1.6%       6.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                             GOVERNMENT--INITIAL CLASS
    ----------------------------------------------------   ---------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001      2000
    ----------------------------------------------------------------------------------------------------------
    $162,933   $169,402   $132,023   $144,131   $125,337   $127,522   $169,701   $230,480   $115,641   $59,775
       9,263     10,078      9,467      9,385      7,873      8,248     11,183     15,260      8,293     4,508
    $  17.59   $  16.81   $  13.95   $  15.36   $  15.92   $  15.46   $  15.17   $  15.10   $  13.94   $ 13.26
        4.6%      20.5%      (9.2%)     (3.5%)     (6.3%)      1.9%       0.5%       8.3%       5.1%     10.7%
        1.8%       2.4%       2.7%       3.8%                  3.7%       3.6%       4.1%       5.4%

    $  1,516   $  1,599   $  1,651   $  1,733   $  1,356   $  1,442   $  1,957   $  3,456   $  1,420   $   281
         153        168        209        199        150        117        162        287        128        27
    $   9.93   $   9.50   $   7.89   $   8.71   $   9.04   $  12.28   $  12.07   $  12.04   $  11.13   $ 10.60
        4.5%      20.4%      (9.3%)     (3.7%)     (9.6%)      1.7%       0.3%       8.2%       5.0%      6.0%
        1.9%       2.0%       2.6%       3.9%                  3.7%       2.9%       4.5%       5.5%

    $ 41,714   $ 41,469   $ 20,475   $  9,385   $    703   $ 46,405   $ 59,899   $ 45,740   $  8,792   $    47
       4,391      4,559      2,708      1,125         81      3,823      5,017      3,842        798         5
    $   9.50   $   9.10   $   7.56   $   8.34   $   8.67   $  12.14   $  11.94   $  11.91   $  11.01   $ 10.49
        4.4%      20.3%      (9.4%)     (3.8%)     (1.3%)      1.7%       0.3%       8.1%       5.0%      5.0%
        1.9%       2.8%       4.0%       7.5%                  3.7%       4.2%       6.0%      10.7%

    $ 12,704   $ 12,094   $  3,675   $     --   $     --   $ 13,857   $ 17,692   $  9,291   $     --   $    --
       1,087      1,083        396         --         --      1,262      1,641        865         --        --
    $  11.68   $  11.17   $   9.27   $     --   $     --   $  10.98   $  10.78   $  10.74   $     --   $    --
        4.6%      20.5%      (7.3%)        --         --       1.8%       0.4%       7.4%         --        --
        1.9%       3.0%      11.7%         --                  3.7%       4.4%      13.1%         --

    $    246   $    193   $     13   $     --   $     --   $    361   $    508   $    168   $     --   $    --
          19         15          1         --         --         34         48         16         --        --
    $  12.96   $  12.44   $  10.37   $     --   $     --   $  10.68   $  10.52   $  10.52   $     --   $    --
        4.2%      20.0%       3.7%         --         --       1.4%         --       5.2%         --        --
        2.0%       4.1%      14.2%         --                  2.7%       5.0%      15.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                            HIGH YIELD
                                                                  CORPORATE BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $623,762   $617,551   $417,268   $426,004   $374,764
Units Outstanding..................................      27,478     30,240     27,478     28,228     25,693
Variable Accumulation Unit Value...................    $  22.70   $  20.42   $  15.19   $  15.09   $  14.59
Total Return.......................................       11.2%      34.5%       0.6%       3.4%      (7.2%)
Investment Income Ratio............................        6.9%       8.0%      10.4%      12.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  5,698   $  4,851   $  2,462   $  1,428   $    793
Units Outstanding..................................         396        375        255        149         85
Variable Accumulation Unit Value...................    $  14.38   $  12.95   $   9.65   $   9.60   $   9.29
Total Return.......................................       11.0%      34.3%       0.5%       3.3%      (7.1%)
Investment Income Ratio............................        7.5%       9.3%      15.7%      14.2%

SERIES III POLICIES (c)
Net Assets.........................................    $124,365   $118,930   $ 43,111   $ 15,118   $    498
Units Outstanding..................................       8,808      9,345      4,546      1,601         54
Variable Accumulation Unit Value...................    $  14.12   $  12.73   $   9.48   $   9.44   $   9.15
Total Return.......................................       10.9%      34.2%       0.4%       3.2%      (8.5%)
Investment Income Ratio............................        7.2%       9.3%      17.1%      28.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 42,153   $ 35,842   $  7,503   $     --   $     --
Units Outstanding..................................       2,920      2,759        776         --         --
Variable Accumulation Unit Value...................    $  14.44   $  12.99   $   9.67   $     --   $     --
Total Return.......................................       11.1%      34.4%      (3.3%)        --         --
Investment Income Ratio............................        7.5%      10.4%      44.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,399   $  1,542   $     66   $     --   $     --
Units Outstanding..................................          92        112          6         --         --
Variable Accumulation Unit Value...................    $  15.22   $  13.75   $  10.27   $     --   $     --
Total Return.......................................       10.7%      33.9%       2.7%         --         --
Investment Income Ratio............................        8.8%      11.9%      50.4%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                  MAINSTAY VP
          INTERNATIONAL EQUITY--INITIAL CLASS              MID CAP CORE--INITIAL CLASS
    -----------------------------------------------   -------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001
    ---------------------------------------------------------------------------------------
    $52,910   $34,845   $23,569   $19,878   $23,737   $38,315   $24,078   $15,024   $ 6,859
      2,925     2,229     1,933     1,537     1,556     2,964     2,245     1,872       734
    $ 18.09   $ 15.63   $ 12.19   $ 12.94   $ 15.26   $ 12.92   $ 10.73   $  8.03   $  9.35
      15.7%     28.2%     (5.7%)   (15.2%)   (19.2%)    20.5%     33.6%    (14.1%)    (6.5%)
       1.1%      2.1%      1.5%      1.4%                0.6%      0.5%      0.4%      0.4%

    $   577   $   425   $   257   $   254   $   169   $   155   $   170   $    69   $    --
         52        45        34        32        18        11        15         8        --
    $ 11.02   $  9.54   $  7.45   $  7.92   $  9.35   $ 13.93   $ 11.57   $  8.67   $    --
      15.5%     28.0%     (5.9%)   (15.3%)    (6.5%)    20.3%     33.4%    (13.3%)       --
       0.9%      0.4%      0.2%      0.6%                0.4%      0.5%      0.5%        --

    $15,214   $10,625   $ 3,599   $ 1,063   $   111   $15,820   $11,573   $ 3,510   $   241
      1,377     1,110       481       134        12     1,182     1,040       420        25
    $ 11.05   $  9.57   $  7.48   $  7.95   $  9.40   $ 13.39   $ 11.13   $  8.35   $  9.74
      15.5%     27.9%     (5.9%)   (15.4%)    (6.0%)    20.3%     33.3%    (14.3%)    (2.6%)
       1.1%      2.3%      2.5%      1.8%                0.5%      0.6%      0.7%      1.3%

    $ 4,582   $ 3,285   $   707   $    --   $    --   $ 5,835   $ 4,278   $ 1,240   $    --
        351       291        80        --        --       445       393       152        --
    $ 13.07   $ 11.30   $  8.82   $    --   $    --   $ 13.10   $ 10.88   $  8.14   $    --
      15.7%     28.1%    (11.8%)       --        --     20.4%     33.5%    (18.6%)       --
       1.0%      2.6%      5.9%        --                0.5%      0.5%      1.0%        --

    $   375   $    62   $    14   $    --   $    --   $    24   $    45   $    10   $    --
         26         5         1        --        --         2         4         1        --
    $ 14.39   $ 12.49   $  9.79   $    --   $    --   $ 15.47   $ 12.90   $  9.70   $    --
      15.2%     27.6%     (2.1%)       --        --     20.0%     33.0%     (3.0%)       --
       1.4%      2.1%      6.6%        --                0.3%      0.6%      1.1%        --

    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
         --        --        --        --                  --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                     MAINSTAY VP                             MAINSTAY VP
                                            MID CAP GROWTH--INITIAL CLASS           MID CAP VALUE--INITIAL CLASS
                                         ------------------------------------   -------------------------------------
                                          2004      2003      2002      2001     2004      2003      2002      2001
                                         ----------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................  $54,207   $36,546   $11,317   $7,773   $89,742   $65,297   $44,528   $17,502
Units Outstanding......................    4,905     3,998     1,768      855     7,353     6,201     5,378     1,781
Variable Accumulation Unit Value.......  $ 11.05   $  9.14   $  6.40   $ 9.09   $ 12.20   $ 10.53   $  8.28   $  9.83
Total Return...........................    20.9%     42.8%    (29.6%)   (9.1%)    15.9%     27.2%    (15.8%)    (1.7%)
Investment Income Ratio................       --        --        --       --      0.9%      1.1%      1.3%      1.6%

SERIES II POLICIES (b)
Net Assets.............................  $   292   $   198   $   142   $   55   $   807   $   678   $   549   $   109
Units Outstanding......................       21        17        17        5        67        65        67        11
Variable Accumulation Unit Value.......  $ 14.10   $ 11.68   $  8.19   $11.65   $ 12.10   $ 10.45   $  8.23   $  9.78
Total Return...........................    20.7%     42.6%    (29.7%)   16.5%     15.7%     27.0%    (15.9%)    (2.2%)
Investment Income Ratio................       --        --        --       --      0.9%      1.0%      1.6%      2.4%

SERIES III POLICIES (c)
Net Assets.............................  $22,005   $17,706   $ 3,961   $  365   $40,034   $30,861   $15,132   $ 1,409
Units Outstanding......................    1,958     1,901       606       39     3,255     2,903     1,806       141
Variable Accumulation Unit Value.......  $ 11.24   $  9.32   $  6.54   $ 9.30   $ 12.30   $ 10.63   $  8.38   $  9.96
Total Return...........................    20.7%     42.5%    (29.7%)   (7.0%)    15.7%     26.9%    (15.9%)    (0.4%)
Investment Income Ratio................       --        --        --       --      0.9%      1.2%      2.1%      3.2%

SERIES IV POLICIES (d)
Net Assets.............................  $ 7,944   $ 5,924   $ 1,392   $   --   $13,799   $11,463   $ 3,414   $    --
Units Outstanding......................      657       592       199       --     1,158     1,114       422        --
Variable Accumulation Unit Value.......  $ 12.09   $ 10.01   $  7.01   $   --   $ 11.92   $ 10.29   $  8.09   $    --
Total Return...........................    20.8%     42.7%    (29.9%)      --     15.9%     27.1%    (19.1%)       --
Investment Income Ratio................       --        --        --       --      0.9%      1.3%      3.9%        --

SERIES V POLICIES (e)
Net Assets.............................  $   106   $   107   $    15   $   --   $   378   $   302   $   113   $    --
Units Outstanding......................        6         7         2       --        32        29        14        --
Variable Accumulation Unit Value.......  $ 17.45   $ 14.50   $ 10.20   $   --   $ 11.97   $ 10.37   $  8.19   $    --
Total Return...........................    20.4%     42.1%      2.0%       --     15.4%     26.6%    (18.1%)       --
Investment Income Ratio................       --        --        --       --      0.8%      1.2%      3.5%        --

SERIES VI POLICIES (f)
Net Assets.............................  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Units Outstanding......................       --        --        --       --        --        --        --        --
Variable Accumulation Unit Value.......  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Total Return...........................       --        --        --       --        --        --        --        --
Investment Income Ratio................       --        --        --       --        --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                     MAINSTAY VP
                S&P 500 INDEX--INITIAL CLASS                  SMALL CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002      2001
    ---------------------------------------------------------------------------------------------
    $533,383   $535,415   $447,495   $647,391   $755,167   $45,369   $40,155   $ 17,889   $12,197
      23,603     25,814     27,274     30,265     30,595     4,375     4,177      2,600     1,286
    $  22.60   $  20.74   $  16.41   $  21.39   $  24.68   $ 10.37   $  9.61   $   6.88   $  9.48
        9.0%      26.4%     (23.3%)    (13.3%)    (10.6%)     7.9%     39.7%     (27.4%)    (5.2%)
        1.5%       1.4%       1.2%       1.0%                   --        --         --        --

    $  1,797   $  1,788   $  1,559   $  1,826   $  1,266   $   449   $   426   $    267   $   268
         210        227        250        224        135        42        43         38        28
    $   8.56   $   7.87   $   6.23   $   8.14   $   9.40   $ 10.63   $  9.86   $   7.07   $  9.76
        8.8%      26.2%     (23.4%)    (13.4%)     (6.0%)     7.7%     39.5%     (27.5%)    (2.4%)
        1.5%       1.3%       1.4%       1.1%                   --        --         --        --

    $ 76,899   $ 70,812   $ 37,642   $ 16,799   $  1,988   $18,573   $17,970   $  5,362   $   786
       9,241      9,253      6,206      2,120        217     1,804     1,879        782        83
    $   8.32   $   7.65   $   6.07   $   7.92   $   9.16   $ 10.30   $  9.56   $   6.86   $  9.47
        8.7%      26.2%     (23.5%)    (13.5%)     (8.4%)     7.7%     39.4%     (27.6%)    (5.3%)
        1.5%       1.6%       1.8%       2.3%                   --        --         --        --

    $ 21,843   $ 19,067   $  5,417   $     --   $     --   $ 8,101   $ 7,514   $  1,798   $    --
       1,935      1,839        660         --         --       726       726        243        --
    $  11.29   $  10.37   $   8.20   $     --   $     --   $ 11.16   $ 10.35   $   7.41   $    --
        8.9%      26.4%     (18.0%)        --         --      7.8%     39.7%     (25.9%)       --
        1.6%       1.8%       6.1%         --                   --        --         --        --

    $    414   $    264   $     76   $     --   $     --   $   130   $   126   $     14   $    --
          31         21          8         --         --        10        11          2        --
    $  13.43   $  12.39   $   9.84   $     --   $     --   $ 12.41   $ 11.55   $   8.31   $    --
        8.5%      25.8%      (1.6%)        --         --      7.4%     39.1%     (16.9%)       --
        1.6%       1.7%       8.6%         --                   --        --         --        --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
          --         --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   TOTAL RETURN--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $216,659   $233,917   $213,473   $296,704   $338,661
Units Outstanding..................................      12,145     13,754     14,813     16,939     17,027
Variable Accumulation Unit Value...................    $  17.84   $  17.01   $  14.41   $  17.52   $  19.89
Total Return.......................................        4.9%      18.0%     (17.7%)    (11.9%)     (5.7%)
Investment Income Ratio............................        1.6%       1.9%       2.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    724   $  1,895   $  1,847   $  2,444   $  2,730
Units Outstanding..................................          88        242        278        302        297
Variable Accumulation Unit Value...................    $   8.20   $   7.83   $   6.64   $   8.09   $   9.20
Total Return.......................................        4.7%      17.8%     (17.8%)    (12.1%)     (8.0%)
Investment Income Ratio............................        1.0%       1.7%       2.4%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,718   $ 21,510   $ 11,221   $  5,557   $    495
Units Outstanding..................................       2,767      2,868      1,762        717         56
Variable Accumulation Unit Value...................    $   7.85   $   7.50   $   6.37   $   7.75   $   8.82
Total Return.......................................        4.7%      17.8%     (17.9%)    (12.1%)    (11.8%)
Investment Income Ratio............................        1.7%       2.3%       3.6%       5.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,866   $  6,662   $  2,063   $     --   $     --
Units Outstanding..................................         636        647        236         --         --
Variable Accumulation Unit Value...................    $  10.79   $  10.29   $   8.73   $     --   $     --
Total Return.......................................        4.8%      18.0%     (12.7%)        --         --
Investment Income Ratio............................        1.7%       2.6%      11.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    351   $    305   $     12   $     --   $     --
Units Outstanding..................................          29         26          1         --         --
Variable Accumulation Unit Value...................    $  12.19   $  11.67   $   9.93   $     --   $     --
Total Return.......................................        4.4%      17.5%      (0.7%)        --         --
Investment Income Ratio............................        1.8%       3.1%      23.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                              MAINSTAY VP
                        MAINSTAY VP                                         AMERICAN CENTURY
                    VALUE--INITIAL CLASS                             INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------------------
    $205,052   $202,324   $169,824   $213,977   $168,711   $46,438   $44,045   $ 43,336   $ 55,929   $ 60,445
      10,255     11,104     11,706     11,482      8,963     4,151     4,374      5,461      5,593      5,454
    $  19.99   $  18.22   $  14.51   $  18.64   $  18.82   $ 11.19   $ 10.07   $   7.94   $  10.00   $  11.08
        9.7%      25.6%     (22.2%)     (1.0%)     11.3%     11.1%     26.9%     (20.6%)     (9.8%)    (12.0%)
        1.1%       1.6%       1.4%       1.6%                 1.7%      1.4%       1.1%       0.8%

    $  1,017   $  1,072   $    903   $    802   $    239   $   316   $   309   $    213   $     71   $    154
          87        101        106         73         22        34        37         32          9         17
    $  11.66   $  10.64   $   8.49   $  10.92   $  11.04   $  9.24   $  8.33   $   6.57   $   8.29   $   9.21
        9.6%      25.4%     (22.3%)     (1.1%)     10.4%     10.9%     26.7%     (20.8%)    (10.0%)     (7.9%)
        1.1%       1.6%       1.5%       2.2%                 1.7%      1.6%       1.8%       0.9%

    $ 40,492   $ 36,811   $ 22,026   $ 10,836   $     69   $ 8,690   $ 7,574   $  3,274   $  1,388   $    218
       3,635      3,619      2,714      1,037          7       959       927        507        170         24
    $  11.14   $  10.17   $   8.11   $  10.44   $  10.57   $  9.06   $  8.17   $   6.45   $   8.15   $   9.05
        9.5%      25.4%     (22.3%)     (1.2%)      5.7%     10.9%     26.7%     (20.8%)     (9.9%)     (9.5%)
        1.2%       1.8%       2.1%       3.9%                 1.8%      1.8%       1.7%       1.6%

    $ 11,987   $ 11,041   $  3,870   $     --   $     --   $ 2,452   $ 2,018   $    529   $     --   $     --
       1,135      1,147        505         --         --       214       195         65         --         --
    $  10.56   $   9.63   $   7.67   $     --   $     --   $ 11.48   $ 10.34   $   8.15   $     --   $     --
        9.7%      25.5%     (23.3%)        --         --     11.0%     26.8%     (18.5%)        --         --
        1.2%       1.9%       6.1%         --                 1.8%      1.9%       6.2%         --

    $    234   $    230   $     50   $     --   $     --   $    12   $     1   $     --   $     --   $     --
          21         22          6         --         --         1        --         --         --         --
    $  11.40   $  10.43   $   8.34   $     --   $     --   $ 12.65   $ 11.44   $     --   $     --   $     --
        9.2%      25.0%     (16.6%)        --         --     10.6%     14.4%         --         --         --
        1.1%       2.0%       8.9%         --                 1.1%      4.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
          --         --         --         --                   --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         MAINSTAY VP
                                                                           DREYFUS
                                                              LARGE COMPANY VALUE--INITIAL CLASS
                                                       ------------------------------------------------
                                                        2004      2003       2002      2001      2000
                                                       ------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $37,374   $34,701   $ 34,818   $44,680   $37,822
Units Outstanding..................................      3,342     3,407      4,314     4,211     3,356
Variable Accumulation Unit Value...................    $ 11.18   $ 10.18   $   8.07   $ 10.61   $ 11.27
Total Return.......................................       9.8%     26.2%     (23.9%)    (5.9%)     5.1%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $   395   $   374   $    309   $   336   $   178
Units Outstanding..................................         38        40         41        34        17
Variable Accumulation Unit Value...................    $ 10.34   $  9.43   $   7.49   $  9.86   $ 10.49
Total Return.......................................       9.7%     26.0%     (24.0%)    (6.0%)     4.9%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $13,234   $11,630   $  5,637   $ 4,231   $   147
Units Outstanding..................................      1,296     1,249        762       434        14
Variable Accumulation Unit Value...................    $ 10.21   $  9.31   $   7.40   $  9.74   $ 10.37
Total Return.......................................       9.6%     25.9%     (24.1%)    (6.1%)     3.7%
Investment Income Ratio............................       1.0%      1.0%       0.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 3,137   $ 2,835   $    810   $    --   $    --
Units Outstanding..................................        284       281        101        --        --
Variable Accumulation Unit Value...................    $ 11.06   $ 10.07   $   7.99   $    --   $    --
Total Return.......................................       9.8%     26.1%     (20.1%)       --        --
Investment Income Ratio............................       1.0%      1.1%       2.5%        --

SERIES V POLICIES (e)
Net Assets.........................................    $   273   $    46   $     --   $    --   $    --
Units Outstanding..................................         19         3         --        --        --
Variable Accumulation Unit Value...................    $ 14.52   $ 13.28   $     --   $    --   $    --
Total Return.......................................       9.3%     32.8%         --        --        --
Investment Income Ratio............................       1.0%      1.8%         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $    --   $    --
Units Outstanding..................................         --        --         --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $    --   $    --
Total Return.......................................         --        --         --        --        --
Investment Income Ratio............................         --        --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       MAINSTAY VP                                          MAINSTAY VP
                       EAGLE ASSET                                          LORD ABBETT
                        MANAGEMENT                                          DEVELOPING
               GROWTH EQUITY--INITIAL CLASS                            GROWTH--INITIAL CLASS
    --------------------------------------------------   -------------------------------------------------
     2004      2003       2002       2001       2000      2004      2003       2002      2001       2000
    ------------------------------------------------------------------------------------------------------
    $79,285   $97,271   $ 82,525   $132,751   $157,719   $24,385   $25,669   $ 17,566   $25,662   $ 29,808
      6,615     7,818      8,375      9,537      9,323     2,817     3,094      2,893     2,959      3,141
    $ 11.98   $ 12.44   $   9.85   $  13.92   $  16.92   $  8.66   $  8.30   $   6.07   $  8.67   $   9.49
      (3.7%)    26.3%     (29.2%)    (17.7%)    (11.2%)     4.4%     36.6%     (30.0%)    (8.6%)    (20.2%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $   473   $   633   $    479   $    537   $    528   $   174   $   225   $    109   $    52   $     85
         71        91         87         69         55        21        28         19         6          9
    $  6.70   $  6.96   $   5.52   $   7.81   $   9.51   $  8.28   $  7.95   $   5.83   $  8.33   $   9.13
      (3.8%)    26.1%     (29.3%)    (17.9%)     (4.9%)     4.2%     36.4%     (30.1%)    (8.8%)     (8.7%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $13,389   $16,377   $  8,998   $  9,015   $  1,686   $ 5,538   $ 5,667   $  1,601   $   906   $     40
      2,343     2,754      1,907      1,350        207       666       710        273       108          4
    $  5.72   $  5.95   $   4.72   $   6.68   $   8.13   $  8.32   $  7.99   $   5.86   $  8.38   $   9.19
      (3.9%)    26.0%     (29.4%)    (17.8%)    (18.7%)     4.2%     36.3%     (30.1%)    (8.8%)     (8.1%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $ 3,497   $ 3,610   $  1,117   $     --   $     --   $ 1,530   $ 1,394   $    321   $    --   $     --
        364       362        141         --         --       139       132         42        --         --
    $  9.60   $  9.97   $   7.90   $     --   $     --   $ 11.00   $ 10.54   $   7.72   $    --   $     --
      (3.7%)    26.2%     (21.0%)        --         --      4.3%     36.5%     (22.8%)       --         --
       0.2%      0.2%       0.3%         --                   --        --         --        --

    $    77   $    48   $     --   $     --   $     --   $    14   $     8   $     --   $    --   $     --
          7         4         --         --         --         1         1         --        --         --
    $ 11.58   $ 12.08   $   9.60   $     --   $     --   $ 13.64   $ 13.13   $     --   $    --   $     --
      (4.1%)    25.8%      (4.0%)        --         --      3.9%     31.3%         --        --         --
       0.3%      0.3%         --         --                   --        --         --        --

    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
         --        --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             ALGER
                                                                            AMERICAN
                                                                             SMALL
                                                                 CAPITALIZATION--CLASS O SHARES
                                                       --------------------------------------------------
                                                        2004      2003       2002       2001       2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $64,616   $60,347   $ 44,207   $ 66,445   $ 93,083
Units Outstanding..................................      6,515     6,994      7,192      7,864      7,657
Variable Accumulation Unit Value...................    $  9.92   $  8.63   $   6.15   $   8.45   $  12.16
Total Return.......................................      15.0%     40.4%     (27.3%)    (30.5%)    (28.2%)
Investment Income Ratio............................         --        --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   442   $   418   $    417   $    514   $    588
Units Outstanding..................................         64        69         97         87         69
Variable Accumulation Unit Value...................    $  6.94   $  6.05   $   4.31   $   5.94   $   8.56
Total Return.......................................      14.8%     40.2%     (27.4%)    (30.6%)    (14.4%)
Investment Income Ratio............................         --        --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $12,381   $10,455   $  5,200   $  5,162   $  1,125
Units Outstanding..................................      1,925     1,865      1,299        936        142
Variable Accumulation Unit Value...................    $  6.43   $  5.61   $   4.00   $   5.51   $   7.95
Total Return.......................................      14.7%     40.1%     (27.4%)    (30.7%)    (20.5%)
Investment Income Ratio............................         --        --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 2,438   $ 2,010   $    376   $     --   $     --
Units Outstanding..................................        185       175         46         --         --
Variable Accumulation Unit Value...................    $ 13.20   $ 11.49   $   8.19   $     --   $     --
Total Return.......................................      14.9%     40.3%     (18.1%)        --         --
Investment Income Ratio............................         --        --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $   147   $    54   $     --   $     --   $     --
Units Outstanding..................................          9         4         --         --         --
Variable Accumulation Unit Value...................    $ 15.47   $ 13.52   $     --   $     --   $     --
Total Return.......................................      14.4%     35.2%         --         --         --
Investment Income Ratio............................         --        --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $     --
Units Outstanding..................................         --        --         --         --         --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $     --
Total Return.......................................         --        --         --         --         --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       AMSOUTH                               AMSOUTH                               AMSOUTH
                       ENHANCED                           INTERNATIONAL                             LARGE
                     MARKET FUND                           EQUITY FUND                            CAP FUND
          ----------------------------------   -----------------------------------   -----------------------------------
           2004     2003     2002     2001      2004     2003     2002      2001      2004     2003     2002      2001
          --------------------------------------------------------------------------------------------------------------
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $2,576   $2,415   $1,562   $ 1,112   $  558   $  361   $   139   $   116   $3,896   $3,889   $ 2,526   $ 1,883
             288      293      239       127       44       36        21        14      460      478       385       216
          $ 8.94   $ 8.24   $ 6.53   $  8.75   $12.65   $10.16   $  6.71   $  8.16   $ 8.46   $ 8.13   $  6.57   $  8.72
            8.5%    26.2%    25.4%    (12.5%)   24.5%    51.3%    (17.7%)   (18.4%)    4.1%    23.8%    (24.7%)   (12.8%)
            0.9%     0.8%     0.5%      0.1%       --     0.9%      0.3%        --     0.3%     0.2%      0.2%        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $  415   $  133   $   --   $    --   $  194   $   32   $    --   $    --   $  561   $  134   $    --   $    --
              34       12       --        --       12        3        --        --       49       12        --        --
          $12.23   $11.29   $   --   $    --   $15.65   $12.59   $    --   $    --   $11.42   $10.99   $    --   $    --
            8.4%    12.9%       --        --    24.3%    25.9%        --        --     3.9%     9.9%        --        --
            1.1%     1.1%       --        --       --     3.1%        --        --     0.4%     0.4%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                      CALVERT
                                                         AMSOUTH                                      SOCIAL
                                                      MID CAP FUND                                   BALANCED
                                          -------------------------------------   -----------------------------------------------
                                           2004      2003      2002      2001      2004      2003      2002      2001      2000
                                          ---------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................  $    --   $    --   $    --   $    --   $30,071   $27,683   $23,139   $27,380   $26,540
Units Outstanding.......................       --        --        --        --     1,684     1,655     1,627     1,668     1,484
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 17.86   $ 16.73   $ 14.22   $ 16.41   $ 17.89
Total Return............................       --        --        --        --      6.8%     17.7%    (13.4%)    (8.3%)    (4.5%)
Investment Income Ratio.................       --        --        --        --      1.7%      2.0%      2.7%      3.9%

SERIES II POLICIES (b)
Net Assets..............................  $    --   $    --   $    --   $    --   $   157   $   125   $   111   $    98   $   103
Units Outstanding.......................       --        --        --        --        17        14        15        11        11
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $  9.29   $  8.71   $  7.42   $  8.57   $  9.36
Total Return............................       --        --        --        --      6.6%     17.5%    (13.5%)    (8.4%)    (6.4%)
Investment Income Ratio.................       --        --        --        --      1.6%      1.8%      3.1%      3.6%

SERIES III POLICIES (c)
Net Assets..............................  $ 1,695   $ 1,412   $   826   $   515   $10,514   $ 8,419   $ 3,779   $ 1,957   $   177
Units Outstanding.......................      199       189       146        70     1,166       995       524       235        19
Variable Accumulation Unit Value........  $  8.50   $  7.48   $  5.66   $  7.38   $  9.02   $  8.46   $  7.21   $  8.34   $  9.10
Total Return............................    13.7%     32.0%    (23.2%)   (26.2%)     6.5%     17.4%    (13.5%)    (8.4%)    (9.0%)
Investment Income Ratio.................       --        --        --        --      1.8%      2.6%      4.1%      7.3%

SERIES IV POLICIES (d)
Net Assets..............................  $    --   $    --   $    --   $    --   $ 4,417   $ 2,279   $   352   $    --   $    --
Units Outstanding.......................       --        --        --        --       382       210        38        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 11.58   $ 10.85   $  9.23   $    --   $    --
Total Return............................       --        --        --        --      6.7%     17.6%     (7.7%)       --        --
Investment Income Ratio.................       --        --        --        --      2.1%      3.5%     10.3%        --

SERIES V POLICIES (e)
Net Assets..............................  $    --   $    --   $    --   $    --   $   751   $    70   $     5   $    --   $    --
Units Outstanding.......................       --        --        --        --        60         6         1        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 12.55   $ 11.81   $ 10.08   $    --   $    --
Total Return............................       --        --        --        --      6.3%     17.1%      0.8%        --        --
Investment Income Ratio.................       --        --        --        --      2.7%      4.6%     24.6%        --

SERIES VI POLICIES (f)
Net Assets..............................  $   272   $    86   $    --   $    --   $ 1,673   $   469   $    --   $    --   $    --
Units Outstanding.......................       20         7        --        --       146        43        --        --        --
Variable Accumulation Unit Value........  $ 13.37   $ 11.78   $    --   $    --   $ 11.48   $ 10.80   $    --   $    --   $    --
Total Return............................    13.5%     17.8%        --        --      6.4%      8.0%        --        --        --
Investment Income Ratio.................       --        --        --        --      2.5%      7.3%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  DREYFUS IP                                     FIDELITY(R)
                  TECHNOLOGY                                         VIP
                   GROWTH--                                    CONTRAFUND(R)--
                INITIAL SHARES                                  INITIAL CLASS
    --------------------------------------   ----------------------------------------------------
     2004      2003       2002      2001       2004       2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------
    $16,780   $17,740   $  4,790   $ 3,197   $319,270   $291,995   $238,091   $279,422   $319,564
      1,936     2,027        815       325     15,206     15,836     16,358     17,160     16,983
    $  8.67   $  8.75   $   5.88   $  9.84   $  21.00   $  18.44   $  14.56   $  16.28   $  18.82
      (0.9%)    48.9%     (40.3%)    (1.6%)     13.9%      26.7%     (10.6%)    (13.5%)     (7.9%)
         --        --         --        --       0.3%       0.5%       0.8%       0.8%

    $   113   $   182   $    156   $    23   $  1,465   $  1,321   $    981   $    883   $    452
         11        17         22         2        133        136        128        103         46
    $ 10.56   $ 10.67   $   7.18   $ 12.03   $  11.02   $   9.69   $   7.66   $   8.58   $   9.93
      (1.1%)    48.6%     (40.3%)    20.3%      13.7%      26.5%     (10.7%)    (13.6%)     (0.7%)
         --        --         --        --       0.3%       0.4%       0.8%       0.6%

    $ 8,362   $10,676   $  2,060   $   587   $ 48,944   $ 41,757   $ 19,347   $  9,054   $  1,410
        952     1,201        344        58      4,625      4,484      2,627      1,097        147
    $  8.79   $  8.89   $   5.98   $ 10.03   $  10.58   $   9.31   $   7.37   $   8.26   $   9.56
      (1.1%)    48.6%     (40.4%)     0.3%      13.6%      26.4%     (10.8%)    (13.6%)     (4.4%)
         --        --         --        --       0.3%       0.3%       0.6%       0.3%

    $ 2,402   $ 2,206   $    367   $    --   $ 14,290   $ 11,685   $  3,664   $     --   $     --
        228       207         51        --      1,149      1,070        425         --         --
    $ 10.55   $ 10.65   $   7.16   $    --   $  12.43   $  10.93   $   8.63   $     --   $     --
      (1.0%)    48.8%     (28.4%)       --      13.8%      26.6%     (13.7%)        --         --
         --        --         --        --       0.3%       0.3%         --         --

    $    29   $    32   $     --   $    --   $    526   $    398   $     53   $     --   $     --
          2         2         --        --         36         31          5         --         --
    $ 13.97   $ 14.17   $     --   $    --   $  14.73   $  12.99   $  10.30   $     --   $     --
      (1.4%)    41.7%         --        --      13.4%      26.1%       3.0%         --         --
         --        --         --        --       0.3%       0.2%         --         --

    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
         --        --         --        --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                             VIP
                                                                       EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2004       2003       2002       2001       2000
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $189,506   $179,594   $144,348   $175,541   $158,987
Units Outstanding..................................    10,725     11,179     11,548     11,501      9,762
Variable Accumulation Unit Value...................  $  17.67   $  16.07   $  12.50   $  15.26   $  16.29
Total Return.......................................     10.0%      28.5%     (18.1%)     (6.3%)      6.9%
Investment Income Ratio............................      1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $  1,372   $    877   $    626   $    529   $    286
Units Outstanding..................................       119         84         77         53         27
Variable Accumulation Unit Value...................  $  11.49   $  10.46   $   8.15   $   9.97   $  10.65
Total Return.......................................      9.8%      28.3%     (18.2%)     (6.4%)      6.5%
Investment Income Ratio............................      1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 39,178   $ 36,552   $ 20,493   $ 12,157   $    275
Units Outstanding..................................     3,465      3,548      2,552      1,237         26
Variable Accumulation Unit Value...................  $  11.31   $  10.30   $   8.03   $   9.83   $  10.51
Total Return.......................................      9.8%      28.3%     (18.3%)     (6.5%)      5.1%
Investment Income Ratio............................      1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,223   $  8,099   $  2,204   $     --   $     --
Units Outstanding..................................       801        773        270         --         --
Variable Accumulation Unit Value...................  $  11.51   $  10.47   $   8.15   $     --   $     --
Total Return.......................................      9.9%      28.5%     (18.5%)        --         --
Investment Income Ratio............................      1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    651   $    370   $     72   $     --   $     --
Units Outstanding..................................        56         35          9         --         --
Variable Accumulation Unit Value...................  $  11.54   $  10.54   $   8.24   $     --   $     --
Total Return.......................................      9.5%      27.9%     (17.6%)        --         --
Investment Income Ratio............................      1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
               BALANCED--INSTITUTIONAL SHARES                          GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $501,432   $541,659   $534,854   $607,299   $598,090   $231,574   $266,039   $250,712   $385,523   $506,390
      24,437     28,250     31,372     32,862     30,425     15,251     18,103     20,859     23,563     23,672
    $  20.52   $  19.17   $  17.05   $  18.48   $  19.66   $  15.18   $  14.70   $  12.02   $  16.36   $  21.39
        7.0%      12.5%      (7.7%)     (6.0%)     (3.6%)      3.3%      22.3%     (26.5%)    (23.5%)    (16.8%)
        2.2%       2.2%       2.4%       2.7%                  1.0%       1.1%       0.9%       0.5%

    $  2,176   $  2,620   $  2,506   $  2,538   $  1,636   $    985   $  1,136   $  1,024   $  1,111   $  1,165
         205        264        283        264        160        152        181        199        159        127
    $  10.62   $   9.94   $   8.85   $   9.61   $  10.24   $   6.46   $   6.27   $   5.13   $   7.00   $   9.16
        6.9%      12.3%      (7.9%)     (6.2%)      2.4%       3.2%      22.1%     (26.6%)    (23.6%)     (8.4%)
        2.1%       2.2%       2.5%       3.0%                  0.9%       1.0%       0.7%       0.5%

    $ 74,259   $ 79,154   $ 54,824   $ 26,039   $  2,842   $ 16,987   $ 20,011   $ 13,227   $ 11,124   $  2,806
       7,429      8,458      6,575      2,875        294      2,864      3,479      2,806      1,730        333
    $  10.00   $   9.36   $   8.34   $   9.06   $   9.65   $   5.93   $   5.75   $   4.71   $   6.43   $   8.42
        6.8%      12.2%      (7.9%)     (6.1%)     (3.5%)      3.1%      22.0%     (26.7%)    (23.6%)    (15.8%)
        2.2%       2.4%       3.1%       4.0%                  1.0%       1.4%       1.0%       0.7%

    $ 21,177   $ 21,004   $  8,129   $     --   $     --   $  6,016   $  6,275   $  2,078   $     --   $     --
       1,916      2,032        884         --         --        612        659        267         --         --
    $  11.05   $  10.33   $   9.19   $     --   $     --   $   9.83   $   9.52   $   7.79   $     --   $     --
        7.0%      12.4%      (8.1%)        --         --       3.3%      22.2%     (22.1%)        --         --
        2.3%       2.6%       5.6%         --                  1.0%       1.3%       2.5%         --

    $    647   $    513   $     82   $     --   $     --   $    135   $     84   $     --   $     --   $     --
          57         48          9         --         --         11          7         --         --         --
    $  11.42   $  10.72   $   9.57   $     --   $     --   $  12.48   $  12.13   $   9.96   $     --   $     --
        6.5%      12.0%      (4.3%)        --         --       2.9%      21.8%      (0.4%)        --         --
        2.4%       2.9%       5.1%         --                  1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                            MFS(R)
                                                                           INVESTORS
                                                                             TRUST
                                                                     SERIES--INITIAL CLASS
                                                       -------------------------------------------------
                                                        2004      2003       2002       2001      2000
                                                       -------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $24,302   $24,572   $ 22,189   $ 29,963   $29,503
Units Outstanding..................................      2,599     2,885      3,138      3,303     2,695
Variable Accumulation Unit Value...................    $  9.35   $  8.52   $   7.07   $   9.07   $ 10.95
Total Return.......................................       9.8%     20.5%     (22.1%)    (17.2%)    (1.5%)
Investment Income Ratio............................       0.6%      0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $   368   $   340   $    260   $    231   $   102
Units Outstanding..................................         44        45         41         29        11
Variable Accumulation Unit Value...................    $  8.28   $  7.55   $   6.28   $   8.07   $  9.75
Total Return.......................................       9.6%     20.3%     (22.2%)    (17.2%)    (2.5%)
Investment Income Ratio............................       0.6%      0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 6,024   $ 5,795   $  4,309   $  4,146   $   305
Units Outstanding..................................        740       780        698        522        32
Variable Accumulation Unit Value...................    $  8.14   $  7.43   $   6.18   $   7.94   $  9.60
Total Return.......................................       9.6%     20.2%     (22.2%)    (17.3%)    (4.0%)
Investment Income Ratio............................       0.6%      0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,319   $ 1,236   $    463   $     --   $    --
Units Outstanding..................................        123       126         57         --        --
Variable Accumulation Unit Value...................    $ 10.75   $  9.80   $   8.14   $     --   $    --
Total Return.......................................       9.8%     20.4%     (18.6%)        --        --
Investment Income Ratio............................       0.6%      0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    91   $    74   $     --   $     --   $    --
Units Outstanding..................................          7         6         --         --        --
Variable Accumulation Unit Value...................    $ 13.62   $ 12.46   $     --   $     --   $    --
Total Return.......................................       9.3%     24.6%         --         --        --
Investment Income Ratio............................       0.6%      0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $    --
Units Outstanding..................................         --        --         --         --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $    --
Total Return.......................................         --        --         --         --        --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                          NEUBERGER
                                                                                                            BERMAN
                        MFS(R)                                       MFS(R)                                  AMT
                       RESEARCH                                    UTILITIES                               MID-CAP
                 SERIES--INITIAL CLASS                       SERIES--INITIAL CLASS                     GROWTH--CLASS I
    -----------------------------------------------   ------------------------------------   ------------------------------------
     2004      2003      2002      2001      2000      2004     2003      2002      2001      2004     2003      2002      2001
    -----------------------------------------------------------------------------------------------------------------------------
    $34,542   $33,395   $29,511   $46,896   $50,417   $1,792   $   870   $   299   $   135   $3,795   $ 4,336   $ 1,673   $   464
      3,422     3,779     4,107     4,857     4,054      155        97        45        15      390       511       249        48
    $ 10.09   $  8.84   $  7.19   $  9.66   $ 12.44   $11.57   $  9.01   $  6.72   $  8.83   $ 9.73   $  8.49   $  6.72   $  9.64
      14.2%     23.0%    (25.6%)   (22.4%)    (6.2%)   28.4%     34.0%    (23.8%)   (11.7%)   14.7%     26.3%    (30.3%)    (3.6%)
       1.1%      0.7%      0.3%        --               1.3%      1.7%      2.4%        --       --        --        --        --

    $   298   $   307   $   270   $   376   $   586   $   23   $    16   $    10   $    --   $   59   $    69   $    26   $     1
         42        49        53        55        66        2         2         1        --        6         8         4        --
    $  7.15   $  6.27   $  5.10   $  6.87   $  8.86   $13.61   $ 10.62   $  7.93   $ 10.43   $10.02   $  8.75   $  6.94   $  9.98
      14.1%     22.8%    (25.7%)   (22.5%)   (11.4%)   28.2%     33.8%    (23.9%)     4.3%    14.5%     26.1%    (30.4%)    (0.2%)
       1.1%      0.7%      0.3%        --               1.3%      2.1%      0.3%        --       --        --        --        --

    $ 6,554   $ 6,172   $ 4,401   $ 5,269   $ 1,516   $1,955   $ 1,138   $   390   $   258   $3,531   $ 3,204   $ 1,192   $   184
        958     1,029       900       801       179      180       134        62        31      350       364       171        18
    $  6.84   $  6.00   $  4.89   $  6.58   $  8.49   $10.87   $  8.49   $  6.35   $  8.35   $10.08   $  8.81   $  6.99   $ 10.05
      14.0%     22.7%    (25.7%)   (22.5%)   (15.1%)   28.1%     33.7%    (24.0%)   (16.5%)   14.5%     26.0%    (30.5%)     0.5%
       1.1%      0.6%      0.3%        --               1.4%      2.1%      3.0%        --       --        --        --        --

    $ 1,125   $ 1,035   $   357   $    --   $    --   $  132   $   104   $    41   $    --   $  672   $   619   $   156   $    --
        102       107        45        --        --        8         8         4        --       48        51        16        --
    $ 11.07   $  9.69   $  7.89   $    --   $    --   $17.50   $ 13.64   $ 10.18   $    --   $14.01   $ 12.22   $  9.68   $    --
      14.2%     22.9%    (21.1%)       --        --    28.3%     33.9%      1.8%        --    14.6%     26.2%     (3.2%)       --
       1.1%      0.6%        --        --               1.5%      2.2%        --        --       --        --        --        --

    $    27   $     8   $    --   $    --   $    --   $   44   $    15   $    --   $    --   $  110   $    82   $    --   $    --
          2         1        --        --        --        3         1        --        --        8         7        --        --
    $ 13.44   $ 11.82   $  9.65   $    --   $    --   $15.62   $ 12.22   $    --   $    --   $13.53   $ 11.85   $  9.42   $    --
      13.7%     22.5%     (3.5%)       --        --    27.8%     22.2%        --        --    14.2%     25.8%     (5.8%)       --
       0.5%      0.2%        --        --               1.3%        --        --        --       --        --        --        --

    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
         --        --        --        --                 --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         T. ROWE PRICE
                                                                             EQUITY
                                                                        INCOME PORTFOLIO
                                                       --------------------------------------------------
                                                         2004       2003       2002      2001      2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $144,311   $117,894   $ 89,634   $85,476   $42,484
Units Outstanding..................................      10,397      9,625      9,056     7,398     3,679
Variable Accumulation Unit Value...................    $  13.88   $  12.25   $   9.90   $ 11.55   $ 11.55
Total Return.......................................       13.3%      23.7%     (14.3%)       --     11.5%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,478   $  1,524   $  1,044   $   902   $   146
Units Outstanding..................................         112        130        110        81        13
Variable Accumulation Unit Value...................    $  13.24   $  11.70   $   9.47   $ 11.07   $ 11.08
Total Return.......................................       13.2%      23.6%     (14.5%)       --     10.8%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 50,653   $ 41,615   $ 22,371   $ 9,712   $    98
Units Outstanding..................................       3,910      3,633      2,412       895         9
Variable Accumulation Unit Value...................    $  12.95   $  11.45   $   9.27   $ 10.85   $ 10.86
Total Return.......................................       13.1%      23.5%     (14.5%)       --      8.6%
Investment Income Ratio............................        1.6%       1.8%       1.9%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 13,286   $ 11,020   $  3,453   $    --   $    --
Units Outstanding..................................       1,154      1,084        420        --        --
Variable Accumulation Unit Value...................    $  11.51   $  10.17   $   8.22   $    --   $    --
Total Return.......................................       13.3%      23.7%     (17.8%)       --        --
Investment Income Ratio............................        1.6%       1.9%       3.1%        --

SERIES V POLICIES (e)
Net Assets.........................................    $    634   $    461   $    117   $    --   $    --
Units Outstanding..................................          54         45         14        --        --
Variable Accumulation Unit Value...................    $  11.68   $  10.36   $   8.41   $    --   $    --
Total Return.......................................       12.8%      23.2%     (15.9%)       --        --
Investment Income Ratio............................        1.6%       1.9%       2.7%        --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................          --         --         --        --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $    --   $    --
Total Return.......................................          --         --         --        --        --
Investment Income Ratio............................          --         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       VAN ECK                                         VAN KAMPEN
                      WORLDWIDE                                            UIF
                         HARD                                       EMERGING MARKETS
                        ASSETS                                       EQUITY--CLASS I
    ----------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000     2004      2003      2002      2001      2000
    ------------------------------------------------------------------------------------------------
    $19,773   $10,239   $ 6,351   $ 3,510   $4,929   $39,055   $33,055   $22,764   $25,016   $28,721
      1,271       805       714       378      469     3,076     3,161     3,213     3,172     3,358
    $ 15.55   $ 12.72   $  8.89   $  9.28   $10.51   $ 12.70   $ 10.46   $  7.09   $  7.89   $  8.55
      22.3%     43.1%     (4.2%)   (11.7%)    9.9%     21.4%     47.6%    (10.2%)    (7.7%)   (40.1%)
       0.3%      0.4%      0.5%      1.4%               0.7%        --        --        --

    $   292   $   190   $    49   $    29   $   25   $   164   $   697   $   109   $ 5,828   $    38
         19        15         6         3        2        18        92        21     1,019         6
    $ 15.41   $ 12.62   $  8.83   $  9.24   $10.48   $  9.15   $  7.55   $  5.12   $  5.72   $  6.21
      22.1%     42.8%     (4.3%)   (11.8%)    4.8%     21.2%     47.4%    (10.4%)    (7.9%)   (37.9%)
       0.3%      0.3%      0.3%      3.8%               0.6%        --        --        --

    $16,224   $ 5,745   $ 2,229   $   238   $   53   $ 7,050   $ 5,409   $ 2,432   $   594   $    54
      1,040       449       249        25        5       663       617       408        89         7
    $ 15.61   $ 12.79   $  8.96   $  9.37   $10.63   $ 10.63   $  8.77   $  5.96   $  6.64   $  7.22
      22.0%     42.8%     (4.4%)   (11.9%)    6.3%     21.2%     47.3%    (10.3%)    (8.0%)   (27.8%)
       0.3%      0.4%      0.2%      1.1%               0.7%        --        --        --

    $ 7,059   $ 1,461   $   326   $    --   $   --   $ 1,965   $ 1,279   $   456   $    --   $    --
        480       121        39        --       --       139       110        58        --        --
    $ 14.71   $ 12.04   $  8.42   $    --   $   --   $ 14.10   $ 11.62   $  7.88   $    --   $    --
      22.2%     43.0%    (15.8%)       --       --     21.3%     47.5%    (21.2%)       --        --
       0.2%      0.3%        --        --               0.7%        --        --        --

    $   371   $    63   $    --   $    --   $   --   $    57   $    19   $    --   $    --   $    --
         20         4        --        --       --         3         1        --        --        --
    $ 18.55   $ 15.24   $    --   $    --   $   --   $ 18.07   $ 14.95   $    --   $    --   $    --
      21.7%     52.4%        --        --       --     20.9%     49.5%        --        --        --
       0.1%        --        --        --               0.7%        --        --        --

    $ 4,069   $   348   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
        249        26        --        --       --        --        --        --        --        --
    $ 16.35   $ 13.42   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
      21.8%     34.2%        --        --       --        --        --        --        --        --
       0.1%        --        --        --                 --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                          MAINSTAY VP
                                                       MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                          BOND--         APPRECIATION--     COMMON STOCK--
                                                      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                     ----------------   ----------------   ----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 7,474   $2,929   $ 7,459   $2,760   $ 4,810   $1,842
Units Outstanding..................................      737      296       653      248       387      162
Variable Accumulation Unit Value...................  $ 10.15   $ 9.91   $ 11.42   $11.15   $ 12.44   $11.40
Total Return.......................................     2.4%    (0.9%)     2.5%    11.5%      9.1%    14.0%
Investment Income Ratio............................     4.8%    13.3%      0.1%     0.5%      1.6%     3.7%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $     6   $   --   $    --   $   --
Units Outstanding..................................        1       --         1       --        --       --
Variable Accumulation Unit Value...................  $ 10.02   $   --   $ 10.31   $   --   $ 10.00   $   --
Total Return.......................................     0.2%       --      3.1%       --        --       --
Investment Income Ratio............................    48.1%       --      0.8%       --        --       --

SERIES III POLICIES (c)
Net Assets.........................................  $19,603   $6,344   $16,081   $5,334   $10,274   $3,094
Units Outstanding..................................    1,936      640     1,396      474       832      273
Variable Accumulation Unit Value...................  $ 10.12   $ 9.91   $ 11.52   $11.26   $ 12.34   $11.34
Total Return.......................................     2.2%    (0.9%)     2.2%    12.6%      8.9%    13.4%
Investment Income Ratio............................     4.8%    17.1%      0.1%     0.6%      1.7%     4.1%

SERIES IV POLICIES (d)
Net Assets.........................................  $16,738   $5,867   $10,571   $4,522   $10,070   $3,340
Units Outstanding..................................    1,649      592       926      406       810      293
Variable Accumulation Unit Value...................  $ 10.15   $ 9.92   $ 11.41   $11.14   $ 12.43   $11.40
Total Return.......................................     2.3%    (0.8%)     2.4%    11.4%      9.0%    14.0%
Investment Income Ratio............................     5.0%    15.6%      0.1%     0.5%      1.7%     3.4%

SERIES V POLICIES (e)
Net Assets.........................................  $ 1,362   $  407   $   429   $   86   $   213   $   38
Units Outstanding..................................      136       41        38        8        17        3
Variable Accumulation Unit Value...................  $ 10.02   $ 9.83   $ 11.20   $10.98   $ 12.29   $11.32
Total Return.......................................     1.9%    (1.7%)     2.0%     9.8%      8.6%    13.2%
Investment Income Ratio............................     5.2%    14.8%      0.1%     1.3%      1.6%     2.4%

SERIES VI POLICIES (f)
Net Assets.........................................  $ 9,200   $3,343   $ 8,794   $2,186   $ 5,161   $1,484
Units Outstanding..................................      912      338       774      197       417      130
Variable Accumulation Unit Value...................  $ 10.09   $ 9.89   $ 11.36   $11.12   $ 12.37   $11.38
Total Return.......................................     2.0%    (1.1%)     2.1%    11.2%      8.7%    13.8%
Investment Income Ratio............................     5.2%    14.5%      0.1%     0.5%      1.8%     3.4%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                             MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP         HIGH YIELD        INTERNATIONAL       MAINSTAY VP
     CONVERTIBLE--       GOVERNMENT--     CORPORATE BOND--        EQUITY--        MID CAP CORE--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   -----------------   ----------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003     2004      2003
    ---------------------------------------------------------------------------------------------
    $10,142   $3,817   $ 6,080   $2,651   $33,434   $10,501   $ 5,975   $1,340   $ 5,876   $1,477
        884      347       614      272     2,643       920       441      114       414      125
    $ 11.48   $10.99   $  9.91   $ 9.75   $ 12.65   $ 11.41   $ 13.55   $11.74   $ 14.19   $11.80
       4.4%     9.9%      1.6%    (2.5%)    10.9%     14.1%     15.4%    17.4%     20.2%    18.0%
       2.4%     8.3%      5.6%    14.3%     10.1%     26.0%      1.3%     6.9%      0.5%     1.2%

    $    24   $   --   $     5   $   --   $    64   $    --   $     8   $   --   $    11   $   --
          2       --        --       --         6        --         1       --         1       --
    $ 10.11   $   --   $ 10.01   $   --   $ 10.18   $    --   $ 10.19   $   --   $ 10.19   $   --
       1.1%       --      0.1%       --      1.8%        --      1.9%       --      1.9%       --
      58.1%       --     86.3%       --     87.4%        --     10.9%       --      3.1%       --

    $23,424   $7,798   $12,875   $4,087   $94,871   $28,302   $16,793   $2,933   $13,092   $2,774
      2,039      707     1,310      422     7,556     2,495     1,262      254       931      237
    $ 11.49   $11.03   $  9.83   $ 9.69   $ 12.56   $ 11.35   $ 13.30   $11.55   $ 14.06   $11.72
       4.2%    10.3%      1.4%    (3.1%)    10.7%     13.5%     15.2%    15.5%     20.0%    17.2%
       2.5%     9.0%      5.7%    18.2%     10.2%     30.0%      1.4%     8.0%      0.5%     1.4%

    $20,014   $7,040   $11,256   $4,147   $76,786   $25,512   $13,748   $2,849   $10,128   $2,677
      1,754      644     1,136      425     6,041     2,224     1,027      246       719      228
    $ 11.41   $10.94   $  9.91   $ 9.76   $ 12.71   $ 11.47   $ 13.38   $11.60   $ 14.09   $11.73
       4.3%     9.4%      1.6%    (2.4%)    10.8%     14.7%     15.4%    16.0%     20.1%    17.3%
       2.5%     8.5%      5.6%    16.5%     10.0%     26.4%      1.3%     6.6%      0.5%     1.2%

    $ 1,466   $  533   $   706   $  421   $ 8,737   $ 2,901   $   684   $   78   $   656   $  183
        129       49        72       43       697       255        53        7        47       16
    $ 11.34   $10.91   $  9.85   $ 9.74   $ 12.54   $ 11.36   $ 12.96   $11.28   $ 14.09   $11.78
       3.9%     9.1%      1.2%    (2.6%)    10.4%     13.6%     14.9%    12.8%     19.7%    17.8%
       2.4%     9.5%      5.1%    14.0%     10.2%     27.0%      1.5%    11.7%      0.5%     3.0%

    $12,642   $3,430   $ 4,800   $1,800   $39,920   $ 9,211   $ 7,562   $1,381   $ 7,802   $1,319
      1,120      316       487      185     3,173       809       578      121       560      113
    $ 11.28   $10.85   $  9.85   $ 9.73   $ 12.58   $ 11.39   $ 13.08   $11.37   $ 13.94   $11.64
       4.0%     8.5%      1.3%    (2.7%)    10.5%     13.9%     15.0%    13.7%     19.8%    16.4%
       2.8%     9.2%      5.6%    16.2%     11.7%     29.6%      1.5%     7.6%      0.6%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                       MAINSTAY VP                            MAINSTAY VP
                                                         MID CAP          MAINSTAY VP           S&P 500
                                                         GROWTH--       MID CAP VALUE--         INDEX--
                                                      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
                                                     ----------------   ----------------   -----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     -------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 9,510   $2,376   $ 9,220   $2,399   $20,964   $ 6,828
Units Outstanding..................................      653      197       688      207     1,713       606
Variable Accumulation Unit Value...................  $ 14.56   $12.07   $ 13.41   $11.60   $ 12.24   $ 11.26
Total Return.......................................    20.6%    20.7%     15.6%    16.0%      8.7%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.4%      2.1%      4.6%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $    34   $   --   $    16   $    --
Units Outstanding..................................        1       --         3       --         2        --
Variable Accumulation Unit Value...................  $ 10.24   $   --   $ 10.29   $   --   $ 10.25   $    --
Total Return.......................................     2.4%       --      2.9%       --      2.5%        --
Investment Income Ratio............................       --       --      7.1%       --     17.1%        --

SERIES III POLICIES (c)
Net Assets.........................................  $21,257   $5,125   $25,830   $6,443   $51,775   $13,604
Units Outstanding..................................    1,494      434     1,910      550     4,261     1,215
Variable Accumulation Unit Value...................  $ 14.23   $11.82   $ 13.52   $11.72   $ 12.15   $ 11.20
Total Return.......................................    20.4%    18.2%     15.4%    17.2%      8.5%     12.0%
Investment Income Ratio............................       --       --      1.0%     3.8%      2.1%      5.6%

SERIES IV POLICIES (d)
Net Assets.........................................  $17,454   $5,111   $21,168   $5,125   $38,290   $11,688
Units Outstanding..................................    1,224      432     1,580      442     3,132     1,038
Variable Accumulation Unit Value...................  $ 14.26   $11.83   $ 13.40   $11.59   $ 12.23   $ 11.26
Total Return.......................................    20.5%    18.3%     15.6%    15.9%      8.6%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.5%      2.1%      4.6%

SERIES V POLICIES (e)
Net Assets.........................................  $   854   $  186   $   833   $  122   $ 2,782   $ 1,344
Units Outstanding..................................       61       16        63       11       229       120
Variable Accumulation Unit Value...................  $ 13.94   $11.61   $ 13.25   $11.51   $ 12.16   $ 11.24
Total Return.......................................    20.1%    16.1%     15.1%    15.1%      8.2%     12.4%
Investment Income Ratio............................       --       --      1.2%     4.3%      1.8%      5.1%

SERIES VI POLICIES (f)
Net Assets.........................................  $11,705   $2,941   $14,398   $2,519   $18,986   $ 4,649
Units Outstanding..................................      808      244     1,080      218     1,560       414
Variable Accumulation Unit Value...................  $ 14.48   $12.05   $ 13.33   $11.57   $ 12.17   $ 11.24
Total Return.......................................    20.2%    20.5%     15.2%    15.7%      8.3%     12.4%
Investment Income Ratio............................       --       --      1.3%     3.8%      2.2%      5.0%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      MAINSTAY VP                                               MAINSTAY VP         MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP       AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--    COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
    ----------------   ----------------   ----------------   ------------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003      2004      2003
    ----------------------------------------------------------------------------------------------
    $ 7,815   $2,355   $ 5,622   $1,835   $ 8,003   $2,572   $ 2,450    $  503    $ 3,119   $  821
        593      192       501      171       633      223       200        45        251       73
    $ 13.17   $12.24   $ 11.23   $10.73   $ 12.64   $11.55   $ 12.27    $11.07    $ 12.40   $11.32
       7.6%    22.4%      4.6%     7.3%      9.5%    15.5%     10.8%     10.7%       9.6%    13.2%
         --       --      2.2%     6.8%      1.4%     5.3%      2.8%      5.6%       1.2%     2.7%

    $     6   $   --   $     1   $   --   $     6   $   --   $    13    $   --    $    --   $   --
          1       --        --       --         1       --         1        --         --       --
    $ 10.30   $   --   $ 10.11   $   --   $ 10.21   $   --   $ 10.14    $   --    $ 10.00   $   --
       3.0%       --      1.1%       --      2.1%       --      1.4%        --         --       --
         --       --        --       --     15.5%       --     63.6%        --         --       --

    $16,734   $4,735   $13,524   $4,276   $19,389   $5,058   $ 5,324    $1,437    $ 6,678   $1,807
      1,265      384     1,209      399     1,546      440       423       126        541      160
    $ 13.23   $12.32   $ 11.19   $10.71   $ 12.54   $11.48   $ 12.59    $11.38    $ 12.34   $11.29
       7.4%    23.2%      4.4%     7.1%      9.2%    14.8%     10.6%     13.8%       9.3%    12.9%
         --       --      2.1%     8.3%      1.4%     6.3%      2.6%      6.1%       1.1%     2.9%

    $14,487   $4,235   $ 8,502   $3,248   $14,111   $4,598   $ 5,136    $1,389    $ 5,699   $2,039
      1,122      353       749      299     1,101      392       410       123        461      181
    $ 12.91   $12.01   $ 11.35   $10.86   $ 12.82   $11.72   $ 12.53    $11.32    $ 12.37   $11.29
       7.6%    20.1%      4.6%     8.6%      9.4%    17.2%     10.8%     13.2%       9.5%    12.9%
         --       --      2.1%     7.6%      1.4%     5.3%      2.5%      5.3%       1.1%     2.8%

    $   635   $   93   $   487   $  159   $   544   $  160   $   292    $   24    $   551   $  133
         51        8        44       15        43       14        24         2         45       12
    $ 12.54   $11.71   $ 11.01   $10.57   $ 12.51   $11.48   $ 12.35    $11.19    $ 12.22   $11.21
       7.1%    17.1%      4.2%     5.7%      9.0%    14.8%     10.3%     11.9%       9.1%    12.1%
         --       --      2.2%    10.4%      1.3%     7.5%      3.0%      4.4%       1.2%     5.2%

    $ 9,643   $2,201   $ 6,070   $2,168   $ 8,534   $2,127   $ 3,499    $  600    $ 3,804   $  907
        736      180       552      205       679      185       282        53        309       80
    $ 13.10   $12.21   $ 11.01   $10.56   $ 12.57   $11.52   $ 12.40    $11.23    $ 12.32   $11.28
       7.2%    22.1%      4.3%     5.6%      9.1%    15.2%     10.4%     12.3%       9.2%    12.8%
         --       --      2.1%     7.3%      1.5%     5.9%      3.2%      5.3%       1.0%     2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                           MAINSTAY VP
                                           EAGLE ASSET             MAINSTAY VP
                                            MANAGEMENT             LORD ABBETT            ALGER AMERICAN         COLONIAL SMALL
                                              GROWTH                DEVELOPING                SMALL              CAP VALUE FUND,
                                             EQUITY--                GROWTH--            CAPITALIZATION--       VARIABLE SERIES--
                                          SERVICE CLASS           SERVICE CLASS           CLASS S SHARES             CLASS B
                                        ------------------      ------------------      ------------------      -----------------
                                         2004        2003        2004        2003        2004        2003             2004
                                        -----------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................      $2,041      $  820      $1,949      $  637      $2,923      $  671           $  521
Units Outstanding.................         191          74         161          55         210          55               49
Variable Accumulation Unit
  Value...........................      $10.67      $11.11      $12.11      $11.63      $13.95      $12.16           $10.61
Total Return......................       (3.9%)      11.1%        4.1%       16.3%       14.7%       21.6%             6.1%
Investment Income Ratio...........        0.1%        0.4%          --          --          --          --             5.0%

SERIES II POLICIES (b)
Net Assets........................      $   --      $   --      $    3      $   --      $    7      $   --           $    7
Units Outstanding.................          --          --          --          --           1          --                1
Variable Accumulation Unit
  Value...........................      $10.00      $   --      $10.00      $   --      $10.41      $   --           $10.26
Total Return......................          --          --          --          --        4.1%          --             2.6%
Investment Income Ratio...........          --          --          --          --          --          --             2.4%

SERIES III POLICIES (c)
Net Assets........................      $6,358      $2,737      $4,769      $1,458      $6,286      $1,576           $  304
Units Outstanding.................         598         247         400         127         452         130               29
Variable Accumulation Unit
  Value...........................      $10.63      $11.08      $11.92      $11.47      $13.90      $12.15           $10.57
Total Return......................       (4.1%)      10.8%        3.9%       14.7%       14.4%       21.5%             5.7%
Investment Income Ratio...........          --        0.4%          --          --          --          --             5.7%

SERIES IV POLICIES (d)
Net Assets........................      $5,116      $2,233      $4,310      $1,358      $5,993      $1,594           $  431
Units Outstanding.................         480         201         357         117         432         132               41
Variable Accumulation Unit
  Value...........................      $10.65      $11.09      $12.09      $11.62      $13.88      $12.11           $10.54
Total Return......................       (4.0%)      10.9%        4.1%       16.2%       14.6%       21.1%             5.4%
Investment Income Ratio...........          --        0.3%          --          --          --          --             5.6%

SERIES V POLICIES (e)
Net Assets........................      $  272      $   60      $  170      $   64      $  241      $   22           $   --
Units Outstanding.................          26           6          14           6          18           2               --
Variable Accumulation Unit
  Value...........................      $10.30      $10.77      $11.83      $11.41      $13.65      $11.96           $10.00
Total Return......................       (4.3%)       7.7%        3.6%       14.1%       14.2%       19.6%               --
Investment Income Ratio...........        0.1%        0.5%          --          --          --          --               --

SERIES VI POLICIES (f)
Net Assets........................      $2,723      $1,265      $2,228      $  721      $2,848      $  495           $  286
Units Outstanding.................         257         114         182          61         205          41               27
Variable Accumulation Unit
  Value...........................      $10.59      $11.06      $12.21      $11.77      $13.88      $12.15           $10.54
Total Return......................       (4.2%)      10.6%        3.7%       17.7%       14.3%       21.5%             5.4%
Investment Income Ratio...........        0.1%        0.3%          --          --          --          --             5.6%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      DREYFUS IP                                                                              JANUS ASPEN
      TECHNOLOGY     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP     JANUS ASPEN     SERIES WORLDWIDE
       GROWTH--      CONTRAFUND(R)--  EQUITY-INCOME--     MID CAP--     SERIES BALANCED--      GROWTH--
    SERVICE SHARES   SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
    ---------------  ---------------  ---------------  ---------------  -----------------  -----------------
     2004     2003    2004     2003    2004     2003    2004     2003     2004     2003     2004      2003
    --------------------------------------------------------------------------------------------------------
    $3,225   $1,226  $12,675  $3,715  $10,243  $2,888  $28,222  $2,237  $10,378   $4,308   $3,533    $1,398
       277      104      955     318      810     251    2,037     199      924      410      297       121
    $11.63   $11.77  $ 13.27  $11.69  $ 12.64  $11.53  $ 13.85  $11.27  $ 11.23   $10.52   $11.88    $11.53
     (1.2%)   17.7%    13.6%   16.9%     9.7%   15.3%    22.9%   12.7%     6.8%     5.2%     3.1%     15.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.4%     1.1%      0.9%

    $   --   $   --  $    30  $   --  $    10  $   --  $    88  $    1  $     9   $   --   $   --    $   --
        --       --        3      --        1      --        7      --        1       --       --        --
    $10.00   $   --  $ 10.26  $   --  $ 10.16  $   --  $ 12.48  $10.17  $ 10.23   $   --   $10.00    $   --
        --       --     2.6%      --     1.6%      --    22.7%    1.7%     2.3%       --       --        --
        --       --       --      --       --      --       --      --    28.9%       --       --        --

    $7,184   $2,883  $29,756  $7,143  $23,055  $5,733  $21,172  $1,207  $21,340   $8,228   $7,463    $2,542
       624      247    2,266     616    1,852     504    1,537     107    1,895      779      634       222
    $11.52   $11.67  $ 13.13  $11.59  $ 12.45  $11.37  $ 13.78  $11.23  $ 11.26   $10.57   $11.78    $11.45
     (1.4%)   16.7%    13.3%   15.9%     9.5%   13.7%    22.7%   12.3%     6.6%     5.7%     2.9%     14.5%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     4.1%     1.1%      1.0%

    $5,905   $2,684  $26,881  $5,521  $19,399  $4,827  $14,301  $1,082  $20,968   $7,590   $6,067    $2,226
       512      230    2,004     467    1,542     421    1,020      95    1,869      722      515       195
    $11.54   $11.68  $ 13.41  $11.82  $ 12.58  $11.48  $ 14.02  $11.41  $ 11.22   $10.51   $11.79    $11.44
     (1.2%)   16.8%    13.5%   18.2%     9.6%   14.8%    22.9%   14.1%     6.7%     5.1%     3.0%     14.4%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.6%     1.1%      0.9%

    $  208   $  100  $ 1,800  $  316  $ 2,305  $  823  $ 1,071  $   39  $ 1,132   $  441   $  380    $   22
        18        9      139      28      183      71       81       4      101       42       33         2
    $11.45   $11.64  $ 12.97  $11.48  $ 12.60  $11.54  $ 13.18  $10.77  $ 11.16   $10.50   $11.61    $11.31
     (1.6%)   16.4%    13.0%   14.8%     9.2%   15.4%    22.4%    7.7%     6.3%     5.0%     2.6%     13.1%
        --       --     0.1%      --     0.8%      --       --      --     2.7%     3.4%     1.4%      1.2%

    $2,927   $1,302  $15,263  $2,520  $14,146  $2,977  $ 9,297  $  499  $11,228   $4,069   $2,880    $  983
       255      112    1,174     219    1,131     260      664      44    1,004      387      250        88
    $11.48   $11.65  $ 13.00  $11.49  $ 12.51  $11.44  $ 14.00  $11.43  $ 11.18   $10.51   $11.54    $11.23
     (1.5%)   16.5%    13.2%   14.9%     9.3%   14.4%    22.5%   14.3%     6.4%     5.1%     2.7%     12.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.5%     1.2%      0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                              MFS(R) INVESTORS             MFS(R)                  MFS(R)
                                               TRUST SERIES--        RESEARCH SERIES--       UTILITIES SERIES--
                                               SERVICE CLASS           SERVICE CLASS            SERVICE CLASS
                                             ------------------      ------------------      -------------------
                                              2004        2003        2004        2003        2004         2003
                                             -------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................      $  833      $  135      $  930      $  382      $15,141      $    3
Units Outstanding......................          70          12          74          35        1,092          --
Variable Accumulation Unit Value.......      $11.91      $10.86      $12.56      $11.02      $ 13.86      $10.83
Total Return...........................        9.6%        8.6%       14.0%       10.2%        28.0%        8.3%
Investment Income Ratio................        0.3%          --        0.8%          --           --          --

SERIES II POLICIES (b)
Net Assets.............................      $   --      $   --      $   --      $   --      $   154      $   --
Units Outstanding......................          --          --          --          --           12          --
Variable Accumulation Unit Value.......      $10.00      $   --      $10.00      $   --      $ 12.45      $   --
Total Return...........................          --          --          --          --        24.5%          --
Investment Income Ratio................          --          --          --          --           --          --

SERIES III POLICIES (c)
Net Assets.............................      $  874      $  314      $1,616      $  637      $11,129      $   80
Units Outstanding......................          73          29         130          58          763           7
Variable Accumulation Unit Value.......      $11.96      $10.94      $12.45      $10.95      $ 14.58      $11.41
Total Return...........................        9.4%        9.4%       13.7%        9.5%        27.8%       14.1%
Investment Income Ratio................        0.4%          --        0.8%          --         0.1%          --

SERIES IV POLICIES (d)
Net Assets.............................      $1,095      $  469      $1,604      $  460      $ 6,513      $   63
Units Outstanding......................          91          43         131          43          444           5
Variable Accumulation Unit Value.......      $12.02      $10.97      $12.25      $10.75      $ 14.67      $11.46
Total Return...........................        9.5%        9.7%       13.9%        7.5%        28.0%       14.6%
Investment Income Ratio................        0.4%          --        0.7%          --         0.1%          --

SERIES V POLICIES (e)
Net Assets.............................      $   39      $   13      $   26      $   15      $   417      $   11
Units Outstanding......................           3           1           2           1           28           1
Variable Accumulation Unit Value.......      $11.91      $10.92      $12.54      $11.05      $ 14.66      $11.50
Total Return...........................        9.1%        9.2%       13.4%       10.5%        27.5%       15.0%
Investment Income Ratio................        0.3%          --        0.8%          --         0.2%          --

SERIES VI POLICIES (f)
Net Assets.............................      $  783      $  187      $  856      $  279      $ 6,561      $    1
Units Outstanding......................          66          17          68          25          451          --
Variable Accumulation Unit Value.......      $11.88      $10.88      $12.64      $11.13      $ 14.54      $11.39
Total Return...........................        9.2%        8.8%       13.6%       11.3%        27.6%       13.9%
Investment Income Ratio................        0.3%          --        0.7%          --           --          --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        NEUBERGER                                      VAN KAMPEN UIF       VICTORY VIF
     BERMAN AMT MID-           T. ROWE PRICE              EMERGING          DIVERSIFIED
       CAP GROWTH--            EQUITY INCOME          MARKETS EQUITY--        STOCK--
         CLASS S               PORTFOLIO--II              CLASS II         CLASS A SHARES
    ------------------      -------------------      ------------------    --------------
     2004        2003        2004         2003        2004        2003          2004
    -------------------------------------------------------------------------------------
    $1,365      $    6      $ 9,680      $2,506      $2,225      $  424        $2,061
       109           1          765         224         134          31           184
    $12.48      $10.91      $ 12.66      $11.20      $16.63      $13.71        $11.19
     14.4%        9.1%        13.0%       12.0%       21.3%       37.1%         11.9%
        --          --         1.6%        2.1%        0.7%          --          1.6%

    $    2      $   --      $    16      $   --      $    1      $   --        $   --
        --          --            2          --          --          --            --
    $10.67      $   --      $ 10.33      $   --      $10.67      $   --        $10.00
      6.7%          --         3.3%          --        6.7%          --            --
        --          --         4.8%          --          --          --            --

    $1,635      $  105      $26,791      $5,783      $4,867      $1,422        $1,176
       130          10        2,128         518         305         108           106
    $12.54      $10.98      $ 12.59      $11.16      $15.98      $13.20        $11.08
     14.2%        9.8%        12.8%       11.6%       21.0%       32.0%         10.8%
        --          --         1.6%        2.4%        0.7%          --          1.5%

    $1,505      $  269      $24,618      $5,370      $4,745      $  729        $1,599
       116          24        1,941         478         287          53           147
    $12.95      $11.32      $ 12.68      $11.23      $16.55      $13.65        $10.90
     14.4%       13.2%        13.0%       12.3%       21.2%       36.5%          9.0%
        --          --         1.6%        2.3%        0.7%          --          1.8%

    $  307      $   82      $ 2,966      $  933      $   73      $   --        $   13
        24           7          237          84           6          --             1
    $12.67      $11.12      $ 12.53      $11.13      $12.76      $10.57        $10.85
     13.9%       11.2%        12.5%       11.3%       20.7%        5.7%          8.5%
        --          --         1.6%        2.5%        0.9%          --          2.0%

    $  970      $   56      $15,499      $3,257      $2,312      $  297        $1,007
        76           5        1,233         292         144          22            91
    $12.69      $11.13      $ 12.57      $11.16      $16.01      $13.25        $11.06
     14.0%       11.3%        12.6%       11.6%       20.9%       32.5%         10.6%
        --          --         1.7%        2.4%        0.9%          --          2.2%

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable
Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond - Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return-- Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income & Growth-- Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Small Capitalization--Class O Shares, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I,
T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio-II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005